UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2014

Date of reporting period: December 31, 2013

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.10%

ALASKA — 0.34%
Borough of North Slope GO Series B
4.00%, 06/30/14	$100	$101,919
City of Anchorage GO Series C
5.00%, 08/01/14 (NPFGC)	120	123,368

		225,287
ARIZONA — 4.78%
Arizona State University Board of Regents RB College & University Revenue Series B
4.00%, 07/01/14	100	101,903
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/14	100	102,352
Arizona Transportation Board RB Highway Revenue Tolls Series A
5.00%, 07/01/14	150	153,627
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/14	160	163,877
City of Chandler RB Sales Tax Revenue
2.25%, 07/01/14	200	202,078
City of Phoenix GO
5.00%, 07/01/14 (ETM)	150	153,627
City of Scottsdale GO
5.00%, 07/01/14	100	102,423
County of Pima RB Sewer Revenue
4.00%, 07/01/14 (AGM)	175	178,241
Maricopa County Unified School District No. 11 Peoria GO
5.00%, 07/01/14 (AGM)	250	255,815
Maricopa County Unified School District No. 69 Paradise Valley GOL
5.25%, 07/01/14 (NPFGC-FGIC)	100	102,471
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/14 (AGM)	100	101,908
Phoenix Civic Improvement Corp. RB Sewer Revenue
5.25%, 07/01/14 (NPFGC)	100	102,543
Phoenix Civic Improvement Corp. RB Water Revenue
4.00%, 07/01/14	500	509,620
5.00%, 07/01/14 (NPFGC)	100	102,423
Pima County Unified School District No. 1 Tucson GOL
5.00%, 07/01/14	250	255,995
Regional Public Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/14	100	102,326
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/15 (PR 07/01/14)	150	153,627
5.25%, 07/01/23 (PR 07/01/14)	100	102,543
Series A
4.75%, 07/01/30 (PR 07/01/14)	110	112,522
Surprise Municipal Property Corp. RB Lease Revenue
5.00%, 07/01/14 (AMBAC)	125	127,926

		3,187,847

Security	Principal (000s)	Value

ARKANSAS — 0.26%
State of Arkansas GO
4.00%, 08/01/14	$170	$173,811

		173,811
CALIFORNIA — 18.12%
Chabot-Las Positas Community College District GO
0.00%, 08/01/14 (AMBAC)	100	99,767
City & County of San Francisco GO Series 2008
5.00%, 06/15/14	200	204,428
County of Orange RB General Fund Series A
5.00%, 06/01/14 (NPFGC)	250	255,015
County of Sacramento RB Port Airport & Marina Revenue Series D
3.30%, 07/01/14 (AGM)	125	126,846
Desert Sands Unified School District GO
5.00%, 06/01/14 (AGM)	100	101,975
East Bay Municipal Utility District RB Water Revenue Series B
5.00%, 06/01/14 (NPFGC-FGIC)	235	239,771
Elsinore Valley Municipal Water District COP Water Revenue
5.38%, 07/01/14 (NPFGC-FGIC)	250	256,283
Los Angeles County Capital Asset Leasing Corp. RB Lease Abatement Series A
4.00%, 06/01/14	100	101,542
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue Series A
4.00%, 07/01/14	210	214,051
5.00%, 07/01/14 (AMBAC)	125	128,035
Series B
5.00%, 07/01/14	100	102,428
Series E
5.00%, 07/01/14	100	102,428
Los Angeles County Public Works Financing Authority RB Lease Abatement Series A
5.00%, 08/01/14	100	102,780
Los Angeles Department of Water & Power RB Electric Power & Light Revenues Series A
3.00%, 07/01/14	250	253,535
5.00%, 07/01/14	100	102,428
Los Angeles Department of Water & Power RB Water Revenue Series A-1
5.00%, 07/01/14 (AMBAC)	215	220,220
Series C
5.25%, 07/01/17 (PR 07/01/14) (NPFGC)	100	102,538
Los Angeles Unified School District GO
Series A
3.00%, 07/01/14	215	218,029
6.00%, 07/01/14 (FGIC)	100	102,866
Series E
5.00%, 07/01/14 (AMBAC)	100	102,408
Series F
5.00%, 07/01/14 (FGIC)	110	112,649
Series I
5.00%, 07/01/14	315	322,585
Series KRY
5.00%, 07/01/14	120	122,890
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series K

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

5.00%, 07/01/14 (NPFGC)	$100	$102,408
Series L
5.00%, 07/01/14 (AGM)	100	102,301
Metropolitan Water District of Southern California RB Water Revenue
Series A
5.00%, 07/01/14	180	184,361
Series B
2.50%, 07/01/14	75	75,903
4.00%, 07/01/14	180	183,517
Morgan Hill Unified School District GO
0.00%, 08/01/14 (AMBAC)	145	144,733
Northern California Power Agency RB Electric Power & Light Revenues
Series A
4.00%, 06/01/14	100	101,569
Series C
5.00%, 07/01/14 (AGM)	100	102,433
Orange County School Board COP Lease Renewal Series A
5.00%, 08/01/14	200	205,560
Palo Alto Unified School District GO
5.00%, 08/01/14 (AGM)	100	102,837
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 08/01/14 (NPFGC)	115	118,230
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.13%, 08/15/14 (AGM)	100	101,786
4.00%, 08/15/14 (AGM)	100	102,330
Sacramento Municipal Utility District RB Water Revenue
3.75%, 07/01/14 (NPFGC)	100	101,464
San Diego Unified School District GO
0.00%, 07/01/14 (NPFGC)	100	99,825
Series C-2
5.00%, 07/01/14 (AGM)	100	102,398
Series F
5.00%, 07/01/29 (PR 07/01/14) (AGM)	830	850,028
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
3.00%, 07/01/14	100	101,424
5.00%, 07/01/14 (NPFGC)	100	102,423
San Francisco Unified School District GO Series C
4.00%, 06/15/14 (NPFGC)	100	101,745
San Jose Unified School District GO Series C
5.00%, 08/01/14 (NPFGC-FGIC)	230	236,461
Southern California Public Power Authority RB Electric Power & Light Revenues
3.00%, 07/01/14	125	126,749
5.00%, 07/01/14	150	153,597
Series A
5.00%, 07/01/14	100	102,408
State of California GO
4.13%, 06/01/14	400	406,616
4.50%, 06/01/14	110	111,991
5.00%, 06/01/14	220	224,440
5.00%, 08/01/14	50	51,409
5.25%, 12/01/28 (PR 06/01/14)	200	204,242
Series A
4.13%, 07/01/14 (ETM) (NPFGC)	235	239,594
5.25%, 07/01/14 (ETM)	810	830,517
5.25%, 07/01/14	1,510	1,548,475
5.25%, 07/01/14 (NPFGC-FGIC)	400	410,192
Series B

Security	Principal (000s)	Value

5.00%, 07/01/23 (PR 07/01/14)	$650	$665,418

		12,094,881
COLORADO — 0.15%
Colorado Department of Transportation RB Transit Revenue Series B
5.50%, 06/15/14 (NPFGC)	100	102,432

		102,432
CONNECTICUT — 1.04%
Hartford County Metropolitan District GO Series A
4.00%, 07/15/14	100	102,072
State of Connecticut GO
Series B
5.00%, 06/01/14 (NPFGC)	200	204,050
Series C
5.00%, 06/01/14	180	183,645
State of Connecticut ST Miscellaneous Taxes Series A
5.00%, 07/01/14 (NPFGC)	100	102,423
Town of Stratford GO
3.00%, 08/01/14	100	101,592

		693,782
DELAWARE — 0.80%
County of New Castle GO Series A
4.25%, 07/15/14	150	153,294
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/14 (NPFGC)	140	143,399
State of Delaware GO
5.25%, 08/01/14	230	236,831

		533,524
DISTRICT OF COLUMBIA — 0.15%
District of Columbia GO Series E
5.00%, 06/01/14 (ETM)(BHAC)	100	102,013

		102,013
FLORIDA — 5.01%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14	285	290,808
5.00%, 07/01/14	425	435,255
Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/14 (AMBAC)	150	153,634
5.25%, 07/01/14 (AMBAC)	100	102,548
Series C
5.00%, 07/01/14	150	153,635
Florida State Department of Environmental Protection RB Sales Tax Revenue Series B
5.00%, 07/01/14 (NPFGC)	300	307,194
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/14	100	102,418

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

5.00%, 07/01/14 (NPFGC)	$75	$76,814
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
Series B
5.25%, 07/01/14 (NPFGC-FGIC)	100	102,522
Miami-Dade County School Board GO
5.38%, 08/01/14 (AGM)	235	242,073
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/14 (AGM)	100	102,398
5.00%, 07/01/14 (XLCA)	100	102,398
State of Florida GO
5.00%, 07/01/14	100	102,423
6.38%, 07/01/14	75	77,313
Series A
5.00%, 06/01/14 (NPFGC-FGIC)	255	260,154
Series B
5.00%, 06/01/14	195	198,941
5.00%, 06/01/14 (NPFGC,GTD)	125	127,526
5.25%, 06/01/14 (GTD)	100	102,126
Series C
5.00%, 06/01/14 (GTD)	100	102,021
5.25%, 06/01/14 (GTD)	200	204,252

		3,346,453
GEORGIA — 3.11%
County of Bartow GO
4.50%, 08/01/14 (NPFGC)	100	102,513
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
5.00%, 06/01/14 (AGM)	100	101,987
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/14	100	101,987
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14 (NPFGC)	100	102,004
Series A
5.00%, 06/01/14	100	101,987
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/14 (GTD)	150	153,354
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14 (NPFGC-FGIC)	230	235,490
State of Georgia GO
Series A
5.00%, 07/01/14	500	512,115
Series C
5.00%, 08/01/14	100	102,825
5.50%, 07/01/14	300	308,019
Series D
5.00%, 07/01/14	100	102,423
5.00%, 07/01/18 (PR 07/01/14)	150	153,627

		2,078,331
HAWAII — 1.30%
City & County of Honolulu GO
Series A
4.00%, 07/01/14 (AGM)	100	101,924
Series B

Security	Principal (000s)	Value

3.75%, 07/01/14 (NPFGC)	$100	$101,799
Series C
5.00%, 07/01/14 (NPFGC)	100	102,423
Series D
5.00%, 07/01/14 (NPFGC)	100	102,423
State of Hawaii GO
Series B
4.25%, 07/15/14 (AMBAC)	100	102,173
Series DG
5.00%, 07/01/14 (AMBAC)	350	358,480

		869,222
ILLINOIS — 1.99%
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/14 (AMBAC)	100	101,788
Regional Transportation Authority RB Sales Tax Revenue
Series B
5.50%, 06/01/14 (NPFGC-FGIC)	250	255,397
State of Illinois GO First Series
5.50%, 08/01/14 (NPFGC)	200	205,796
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/14	300	306,573
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/14	100	101,736
5.00%, 06/15/14	150	153,287
5.00%, 06/15/14 (AGM)	200	204,382

		1,328,959
INDIANA — 1.09%
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.13%, 06/01/29 (PR 06/01/14) (FGIC)	115	117,375
5.25%, 06/01/22 (PR 06/01/14) (FGIC)	100	102,117
5.25%, 06/01/29 (PR 06/01/14) (FGIC)	500	510,585

		730,077
IOWA — 0.31%
County of Polk GO Series B
4.00%, 06/01/14	100	101,572
Iowa Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 08/01/14	100	102,242

		203,814
KENTUCKY — 0.72%
Fayette County School District Finance Corp. RB Lease Renewal
Series B
2.00%, 07/01/14 (SEEK)	125	126,155
Kentucky State Property & Buildings Commission RB General Fund
Series A
5.00%, 08/01/14	145	149,059
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/14	200	204,816

		480,030

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

LOUISIANA — 0.63%
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue Series B
5.25%, 06/01/14 (AMBAC)	$55	$56,052
State of Louisiana GO
5.00%, 08/01/14	150	154,237
Series A
5.00%, 08/01/14 (NPFGC)	100	102,825
Series B
5.00%, 07/15/14 (AGC)	105	107,742

		420,856
MAINE — 0.15%
State of Maine GO
4.00%, 06/01/14	100	101,605

		101,605
MARYLAND — 2.62%
County of Baltimore GO
5.00%, 08/01/14	350	359,888
County of Frederick GO
5.00%, 08/01/14	155	159,360
County of Howard GO Series A
5.00%, 08/15/14	150	154,518
State of Maryland GO
First Series
5.00%, 08/01/16 (PR 08/01/14)	100	102,812
5.00%, 08/01/18 (PR 08/01/14)	150	154,218
Second Series
5.00%, 08/01/14	100	102,825
Second Series B
5.25%, 08/15/14	250	257,917
Second Series E
4.00%, 08/01/14	150	153,363
Series CC
5.50%, 08/01/14	100	103,116
Washington Suburban Sanitary District GO
4.25%, 06/01/14	100	101,709
5.00%, 06/01/14	100	102,021

		1,751,747
MASSACHUSETTS — 8.01%
Commonwealth of Massachusetts GO Series A
5.00%, 08/01/15 (PR 08/01/14)	265	272,431
Commonwealth of Massachusetts GOL
Series A
3.00%, 08/01/14	135	137,253
5.00%, 08/01/14	200	205,670
Series B
5.00%, 08/01/23 (PR 08/01/14)	350	359,814
Series C
4.00%, 08/01/14 (AGM)	165	168,716
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/14 (ETM)	100	102,413
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14 (ETM)	200	204,826

Security	Principal (000s)	Value

5.00%, 07/01/22 (PR 07/01/14)	$1,200	$1,229,016
5.00%, 07/01/24 (PR 07/01/14)	150	153,627
5.25%, 07/01/15 (PR 07/01/14)	100	102,543
5.25%, 07/01/17 (PR 07/01/14)	500	512,715
5.25%, 07/01/21 (PR 07/01/14)	100	102,543
Series C
5.25%, 07/01/14	300	307,644
Massachusetts Development Finance Agency RB College & University Revenue Series Q-1
5.00%, 07/01/14	100	102,403
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
3.75%, 08/15/14 (AGM)	100	102,225
5.00%, 08/15/14 (AGM)	235	242,055
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue Series 10
5.00%, 08/01/29 (PR 08/01/14)	500	514,055
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
3.63%, 08/01/14	100	102,023
Series 14
5.00%, 08/01/14	300	308,475
Massachusetts Water Resources Authority RB Water Revenue Series A
5.25%, 08/01/14 (ETM) (NPFGC)	115	118,406

		5,348,853
MINNESOTA — 1.31%
State of Minnesota GO
5.00%, 08/01/14	400	411,300
Series A
5.00%, 08/01/14	100	102,825
Series B
5.00%, 08/01/14	100	102,825
Series F
4.00%, 08/01/14	250	255,605

		872,555
MISSOURI — 0.19%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/14 (NPFGC-FGIC)	120	123,280

		123,280
MONTANA — 0.15%
State of Montana GO Series G
4.00%, 08/01/14	100	102,242

		102,242
NEBRASKA — 0.23%
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/14 (AMBAC)	150	153,889

		153,889
NEVADA — 2.53%
City of Henderson GOL
Series A

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

5.00%, 06/01/14 (ETM) (AGM)	$110	$112,214
5.00%, 06/01/14 (AGM)	140	142,803
Clark County School District GOL
Series A
5.00%, 06/15/14 (NPFGC)	100	102,201
Series B
5.00%, 06/15/14	110	112,421
5.00%, 06/15/14 (AMBAC)	215	219,732
5.00%, 06/15/14 (NPFGC-FGIC)	175	178,852
Series C
5.00%, 06/15/14 (NPFGC)	100	102,201
County of Clark GOL Series B
5.00%, 06/01/14 (AGM)	280	285,606
County of Clark RB Port Airport & Marina Revenue Series A
5.00%, 07/01/14	195	199,506
Las Vegas Valley Water District GOL Series A
5.00%, 06/01/14 (AGM)	125	127,503
Washoe County School District GOL Series B
5.00%, 06/01/14 (NPFGC)	100	101,994

		1,685,033
NEW HAMPSHIRE — 0.46%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/14	100	102,996
Series B
4.00%, 08/15/14	100	102,374
5.00%, 08/15/14 (AGM)	100	103,009

		308,379
NEW JERSEY — 3.17%
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/14	100	101,907
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 07/01/14	140	143,392
Series D
5.00%, 07/01/23 (PR 07/01/14)	300	307,254
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.25%, 06/15/19 (PR 06/15/14) (FGIC)	700	716,226
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue Series B
4.00%, 06/15/14	200	203,490
State of New Jersey GO
5.00%, 06/01/14 (ETM)	230	234,639
Series H
5.25%, 07/01/14	300	307,707
Series N
5.50%, 07/15/14 (AMBAC)	100	102,902

		2,117,517
NEW MEXICO — 2.90%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue Series A-1
4.00%, 07/01/14	160	163,078
City of Albuquerque GO

Security	Principal (000s)	Value

Series A
3.00%, 07/01/14	$100	$101,424
4.00%, 07/01/14	200	203,848
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17 (PR 06/15/14) (NPFGC)	785	802,529
5.25%, 06/15/19 (PR 06/15/14) (NPFGC)	150	153,435
5.25%, 06/15/20 (PR 06/15/14) (NPFGC)	100	102,290
New Mexico Finance Authority RB Transit Revenue Series B
5.00%, 06/15/14 (AMBAC)	100	102,181
New Mexico Finance Authority RB Water Revenue Series C
5.25%, 06/01/14 (AMBAC)	100	102,121
State of New Mexico RB Miscellaneous Taxes Series C
5.00%, 07/01/14	200	204,836

		1,935,742
NEW YORK — 8.79%
Buffalo Fiscal Stability Authority RB Sales Tax Revenue Series A
5.25%, 08/15/14 (NPFGC)	125	128,815
City of New York GO
4.00%, 08/01/14	100	102,228
Series A
3.00%, 08/01/14	235	238,873
Series A-1
4.50%, 08/01/14	150	153,801
5.00%, 08/01/14	145	149,106
Series B
5.00%, 08/01/14	440	452,461
Series C
4.00%, 08/01/14	200	204,462
Series F
5.00%, 08/01/14	100	102,832
Series G
4.10%, 08/01/14	50	51,145
5.00%, 08/01/14	100	102,832
Series H
5.00%, 08/01/14 (CIFG)	370	380,390
Series I
5.00%, 08/01/14	175	179,956
Series K
4.00%, 08/01/14	295	301,581
Series O
5.00%, 06/01/14	50	51,012
County of Orange GO Series A
5.00%, 07/15/14	90	92,335
Long Island Power Authority RB Electric Power & Light Revenues Series A
0.00%, 06/01/14 (AGM)	100	99,856
Metropolitan Transportation Authority RB Miscellaneous Revenue Series B
5.50%, 07/01/14 (NPFGC)	115	118,050
New York City Municipal Water Finance Authority RB Sewer Revenue Series B
5.00%, 06/15/14 (ETM) (AGM)	125	127,755

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/14	$225	$230,002
Series EE
2.50%, 06/15/14	225	227,389
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
5.00%, 07/15/14 (NPFGC-FGIC)	330	338,580
New York City Transitional Finance Authority RB Sales Tax Revenue
5.25%, 08/01/14 (ETM)	100	102,936
Series A-3
4.00%, 08/01/14 (ETM)	200	204,432
New York State Dormitory Authority RB College & University Revenue
Series A
4.00%, 07/01/14	100	101,781
5.00%, 07/01/14 (NPFGC)	100	102,362
Series B
4.00%, 07/01/14	100	101,781
5.00%, 07/01/14	150	153,635
Series C
5.00%, 07/01/14 (NPFGC)	200	204,826
New York State Dormitory Authority RB Income Tax Revenue Series D
5.00%, 06/15/14	150	153,356
New York State Dormitory Authority RB Miscellaneous Revenue
3.25%, 07/01/14 (NPFGC-FGIC)	365	370,617
4.00%, 07/01/14	105	106,998
New York State Environmental Facilities Corp. RB Water Revenue
Series A
4.00%, 06/15/14	200	203,526
Series B
4.00%, 06/15/14	100	101,763
Series C
5.00%, 06/15/14	120	122,695

		5,864,169
NORTH CAROLINA — 0.92%
City of Charlotte GO
5.00%, 08/01/14	250	257,062
County of Mecklenburg GO
Series A
4.00%, 08/01/14	100	102,242
5.00%, 08/01/14	250	257,063

		616,367
OHIO — 1.69%
City of Columbus GO Series A
5.00%, 07/01/14	200	204,846
Ohio State Water Development Authority RB Water Revenue
0.00%, 06/01/14	100	99,894
5.00%, 06/01/14	150	153,024
State of Ohio GO Series C
4.00%, 08/01/14	250	255,570
State of Ohio RB Federal Grant Revenue Series 2008-1
5.00%, 06/15/14	175	178,701
State of Ohio RB Highway Revenue Tolls Series 2008-1
5.50%, 06/15/14	230	235,389

		1,127,424

Security	Principal (000s)	Value

OKLAHOMA — 1.26%
County of Oklahoma GOL Series A
3.25%, 08/01/14	$230	$234,147
Grand River Dam Authority RB Electric Power & Light Revenues Series A
3.50%, 06/01/14 (BHAC)	100	101,367
Oklahoma Capital Improvement Authority RB Appropriations Series C
1.00%, 06/01/14	100	100,343
Oklahoma Capital Improvement Authority RB College & University Revenue Series F
5.00%, 07/01/14 (AMBAC)	100	102,382
Tulsa County Independent School District No. 1 Tulsa GO Series A
2.00%, 06/01/14	300	302,253

		840,492
OREGON — 0.64%
City of Portland RB Sewer Revenue Series A
5.00%, 06/01/14 (NPFGC)	220	224,437
Metro GOL Series B
4.00%, 06/01/14	100	101,597
Washington & Multnomah Counties School District No. 48J Beaverton GO Series A
5.00%, 06/01/14 (AGM)	100	102,009

		428,043
PENNSYLVANIA — 1.32%
City of Philadelphia RB Water & Wastewater Revenue Series A
5.00%, 06/15/14	100	102,187
Commonwealth of Pennsylvania GO
First Series
4.00%, 06/01/14	100	101,605
Third Series
5.25%, 07/01/14	300	307,644
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue Series A
4.00%, 07/01/14	100	101,924
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/14	160	163,557
Pennsylvania Turnpike Commission RB Highway Revenue Tolls Series A
4.00%, 06/01/14 (AGM)	100	101,541

		878,458
PUERTO RICO — 1.36%
Commonwealth of Puerto Rico GO Series A
5.25%, 07/01/14	205	202,208
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series OO
5.00%, 07/01/14 (NPFGC-FGIC)	100	99,854
Series QQ
5.25%, 07/01/14 (XLCA)	100	98,638

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue Series A
5.50%, 07/01/14 (AMBAC)	$180	$179,809
Puerto Rico Infrastructure Financing Authority RB Special Tax Revenue Series B
5.00%, 07/01/14	100	98,638
Puerto Rico Public Buildings Authority RB Lease Non-Terminable Series I
5.50%, 07/01/25 (PR 07/01/14) (GTD)	225	230,875

		910,022
TENNESSEE — 0.31%
City of Murfreesboro RB Multiple Utility Revenue
2.50%, 06/01/14	100	100,964
Metropolitan Government of Nashville & Davidson County GO Series B
5.00%, 08/01/14	100	102,824

		203,788
TEXAS — 8.92%
Austin Independent School District GO
5.00%, 08/01/14 (PSF)	100	102,829
Series A
3.00%, 08/01/14	200	203,326
City of Dallas GOL
4.00%, 08/15/14	100	102,394
City of Houston RB Port Airport & Marina Revenue Series B
4.00%, 07/01/14 (NPFGC-FGIC)	100	101,878
City of Irving RB Waterworks & Sewer Revenue
4.50%, 08/15/14 (AGM)	100	102,684
City of San Antonio GOL
5.00%, 08/01/14	150	154,244
County of Bexar GOL
5.00%, 06/15/14(AGM)	150	153,258
County of Harris GO Series C
5.00%, 08/15/14	100	103,015
County of Harris RB Highway Revenue Tolls
Series B-1
5.00%, 08/15/14 (NPFGC-FGIC)	175	180,226
5.00%, 08/15/16 (PR 08/15/14) (NPFGC-FGIC)	1,250	1,287,450
Crowley Independent School District GO
4.00%, 08/01/14 (PSF)	115	117,582
Dallas Independent School District GO Series A
5.00%, 08/15/14 (PSF)	150	154,523
Eagle Mountain & Saginaw Independent School District GO Series C
5.00%, 08/15/14 (PSF)	200	206,028
Houston Independent School District GOL Series A
6.30%, 08/15/14 (PSF)	200	207,590
Klein Independent School District GO Series A
5.00%, 08/01/14 (PSF)	100	102,829
Leander Independent School District GO
4.00%, 08/15/14 (FGIC)	200	204,708
Lewisville Independent School District GO
4.25%, 08/15/14 (PSF)	100	102,549

Security	Principal (000s)	Value

Magnolia Independent School District GO
5.00%, 08/15/14 (PSF)	$100	$103,014
North East Independent School District GO
5.00%, 08/01/22 (PR 08/01/14) (PSF)	200	205,634
5.00%, 08/01/29 (PR 08/01/14) (PSF)	250	257,042
5.00%, 08/01/33 (PR 08/01/14) (PSF)	465	478,099
5.25%, 08/01/14 (PSF)	130	133,866
Round Rock Independent School District GO
4.00%, 08/01/14	150	153,369
San Antonio Independent School District GO
5.25%, 08/15/14 (PSF)	100	103,171
State of Texas GO Series B
5.00%, 08/01/14	100	102,829
Texas Public Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/14	230	235,584
Texas Water Development Board RB Water Revenue Series A
5.00%, 07/15/14	100	102,615
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/14	100	103,039
Series B
5.00%, 08/15/14	100	103,039
5.25%, 08/15/14	275	283,786

		5,952,200
UTAH — 3.09%
County of Salt Lake GO
4.00%, 06/15/14	100	101,754
County of Salt Lake RB Sales Tax Revenue
5.00%, 08/01/14	250	257,060
Davis County School District GO
4.25%, 06/01/14 (GTD)	125	127,090
Intermountain Power Agency RB Electric Power & Light Revenues Series A
5.00%, 07/01/14	365	373,826
State of Utah GO
Series A
5.00%, 07/01/14	250	256,135
Series B
5.00%, 07/01/18 (PR 07/01/14)	350	358,463
Series C
4.00%, 07/01/14	250	254,810
5.00%, 07/01/14	225	230,521
Utah Transit Authority RB Sales Tax Revenue Series C
5.00%, 06/15/14 (AGM)	100	102,204

		2,061,863
VIRGINIA — 2.58%
City of Portsmouth GO
5.00%, 07/01/14 (ETM) (AGM)	5	5,121
5.00%, 07/01/14 (AGM)	95	97,297
City of Richmond GO
5.00%, 07/15/14 (AGM)	100	102,610

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Commonwealth of Virginia GO Series A
5.00%, 06/01/14	$100	$102,021
County of Loudoun GO Series A
5.00%, 07/01/14 (SAW)	75	76,817
Greater Richmond Convention Center Authority RB Hotel Occupancy Tax
5.00%, 06/15/14 (NPFGC)	150	153,105
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
4.00%, 08/01/14 (SAP)	100	102,241
5.00%, 08/01/14	100	102,824
5.25%, 08/01/19 (PR 08/01/14)	500	514,840
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/14	110	113,099
5.25%, 08/01/14	190	195,641
Series D
5.00%, 08/01/14	150	154,226

		1,719,842
WASHINGTON — 4.92%
City of Seattle RB Electric Power & Light Revenues
5.00%, 08/01/14 (AGM)	105	107,958
Energy Northwest RB Electric Power & Light Revenues
Series A
4.00%, 07/01/14	100	101,924
5.00%, 07/01/14	875	896,201
5.25%, 07/01/14 (NPFGC)	100	102,548
Series C
5.00%, 07/01/14	100	102,423
Grays Harbor County Public Utility District No. 1 RB Electric Power & Light Revenues
5.00%, 07/01/14 (NPFGC-FGIC)	180	184,279
Spokane County School District No. 354 Mead GO
5.38%, 12/01/20 (PR 06/01/14) (AGM,GTD)	500	510,845
State of Washington GO
Series A
5.00%, 07/01/14	350	358,480
5.00%, 07/01/19 (PR 07/01/14)	355	363,584
Series B-1
4.00%, 08/01/14	100	102,241
Series C
5.00%, 07/01/14	100	102,423
5.00%, 08/01/14	140	143,954
5.50%, 07/01/14	200	205,346

		3,282,206
WISCONSIN — 0.78%
County of Milwaukee GO Series A
3.40%, 08/01/14	150	152,797
State of Wisconsin RB Sewer Revenue Series 2
5.50%, 06/01/14	160	163,568
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/14 (NPFGC-FGIC)	100	102,418
Series B

Security	Principal or Shares (000s)	Value

5.00%, 07/01/14 (AMBAC)	$100	$102,418

		521,201

TOTAL MUNICIPAL BONDS & NOTES (Cost: $65,291,143)		65,478,236

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.02%[a,b]	188	188,317

		188,317

TOTAL SHORT-TERM INVESTMENTS (Cost: $188,317)		188,317

TOTAL INVESTMENTS IN SECURITIES — 98.38% (Cost: $65,479,460)		65,666,553
Other Assets, Less Liabilities — 1.62%		1,083,570

NET ASSETS — 100.00%		$66,750,123

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SEEK  —  Support Education Excellence in Kentucky

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CIFG Assurance N.A. Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

8

Schedule of Investments  (Unaudited)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.87%

ALABAMA — 0.27%
Auburn University RB College & University Revenue
5.00%, 06/01/15	$140	$149,257
State of Alabama GO Series C
4.00%, 06/01/15	100	105,273

		254,530
ALASKA — 1.12%
Borough of North Slope GO
Series A
4.00%, 06/30/15	100	105,518
5.00%, 06/30/15 (NPFGC)	210	224,729
City of Anchorage GO
Series B
5.00%, 08/01/15	115	123,559
Series D
5.00%, 08/01/15 (AMBAC)	150	161,165
State of Alaska GO
Series A
3.00%, 08/01/15	180	187,801
4.00%, 08/01/15	250	264,783

		1,067,555
ARIZONA — 5.20%
Arizona School Facilities Board RB Miscellaneous Taxes
5.00%, 01/01/20 (PR07/01/15)	200	214,120
Arizona State University Board of Regents RB College & University Revenue
Series A
4.00%, 07/01/15	135	142,407
Series C
5.50%, 07/01/15	245	263,936
Arizona Transportation Board RB Miscellaneous Taxes
4.00%, 07/01/15	100	105,564
5.00%, 07/01/15	125	133,825
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/15	250	267,650
City of Chandler GO
5.00%, 07/01/15	50	53,507
City of Chandler RB Sales Tax Revenue
2.50%, 07/01/15	100	103,336
City of Glendale GO Series A
4.00%, 07/01/15	150	157,790
City of Glendale RB Sewer Revenue
5.25%, 07/01/15 (NPFGC-FGIC)	100	107,262
City of Mesa RB Multiple Utility Revenue Series A
5.00%, 07/01/15(NPFGC-FGIC)	100	107,045
City of Phoenix GO Series B
4.00%, 07/01/15	300	316,692

Security	Principal (000s)	Value

City of Scottsdale GO Series 2008A
3.50%, 07/01/15	$100	$104,817
City of Tempe GO
3.38%, 07/01/15	200	209,166
County of Pima GO
5.00%, 07/01/15 (AGM)	150	160,378
County of Pima RB Sewer Revenue
Series A
4.00%, 07/01/15	225	237,276
5.00%, 07/01/15	70	74,866
Greater Arizona Development Authority RB Miscellaneous Revenue Series 1
5.00%, 08/01/15 (NPFGC)	95	101,470
Maricopa County Community College District GO Series C
4.00%, 07/01/15	250	263,717
Maricopa County Unified School District No. 4 Mesa GO Series C
4.00%, 07/01/15	100	105,456
Maricopa County Unified School District No. 48 Scottsdale GO
Series A
4.00%, 07/01/20 (PR07/01/15) (NPFGC-FGIC)	250	263,677
4.13%, 07/01/21 (PR07/01/15) (NPFGC-FGIC)	415	438,481
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15 (AGM)	250	267,532
Phoenix Civic Improvement Corp. RB Sewer Revenue
4.00%, 07/01/15 (NPFGC)	200	211,066
Phoenix Civic Improvement Corp. RB Water Revenue
4.00%, 07/01/15	200	211,128
Series B
4.00%, 07/01/15	100	105,564
Pima County Unified School District No. 1 Tucson GO Series C
4.50%, 07/01/15 (NPFGC-FGIC)	120	127,350
Regional Public Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/15	100	106,748

		4,961,826
CALIFORNIA — 12.56%
Acalanes Union High School District GO
0.00%, 08/01/15 (NPFGC)	250	247,952
California State Public Works Board RB Lease Abatement Series A
5.00%, 06/01/15	145	154,490
Chabot-Las Positas Community College District GO
0.00%, 08/01/15 (AMBAC)	130	128,558
City & County of San Francisco GO
5.00%, 06/15/15	475	508,022
Series B
5.00%, 06/15/15	235	251,337
Series E
5.00%, 06/15/15	125	133,690
City of Newport Beach COP Lease Abatement
4.00%, 07/01/15	75	79,046
City of Pasadena RB Electric Power & Light Revenues Series A
4.00%, 06/01/15	125	131,445

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

City of Riverside RB Sewer Revenue
5.00%, 08/01/15	$145	$155,788
Coast Community College District GO
5.25%, 08/01/15 (NPFGC)	215	232,054
County of Orange RB General Fund Series A
5.00%, 06/01/15 (NPFGC)	140	149,311
County of Santa Clara GO Series B
5.00%, 08/01/15	75	80,645
Desert Sands Unified School District GO
0.00%, 06/01/15 (AMBAC)	225	223,576
Foothill-De Anza Community College District GO Series C
5.25%, 08/01/15 (NPFGC-FGIC)	100	107,920
Fremont Unified School District GO
4.00%, 08/01/15	135	142,931
Los Altos Elementary School District GO
5.00%, 08/01/15 (AMBAC)	100	107,559
Los Angeles Community College District GO Series E-1
3.00%, 08/01/15	150	156,615
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15	250	267,965
5.00%, 07/01/15 (AGM)	125	133,924
Series B
5.00%, 07/01/15	175	187,493
Series D
5.00%, 07/01/15	200	214,278
Los Angeles County Metropolitan Transportation Authority RB Transit Revenue Series A
4.00%, 07/01/15	100	105,487
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/15	480	514,493
Series A-1
5.00%, 07/01/15 (AGM)	230	246,528
Los Angeles Department of Water & Power RB Water Revenue Series A-1
5.00%, 07/01/15 (AMBAC)	125	133,924
Los Angeles Unified School District GO
5.25%, 07/01/15 (NPFGC)	200	215,120
5.75%, 07/01/15 (NPFGC)	100	108,308
Series A
3.00%, 07/01/15	100	104,192
6.00%, 07/01/15 (FGIC)	100	108,619
Series A-1
5.00%, 07/01/15	125	133,983
Series B
5.00%, 07/01/15 (AMBAC)	150	160,779
Series E
5.00%, 07/01/15 (AGM)	100	107,186
5.00%, 07/01/15 (AMBAC)	100	107,186
Series F
5.00%, 07/01/15 (FGIC)	225	241,168
Series H
5.00%, 07/01/15 (AGM)	100	107,186
Metropolitan Water District of Southern California RB Water Revenue
5.00%, 07/01/15	190	203,802
Series B
2.50%, 07/01/15	100	103,520
4.00%, 07/01/15	95	100,478

Security	Principal (000s)	Value

Series C
4.00%, 07/01/15	$80	$84,514
Morgan Hill Unified School District GO
0.00%, 08/01/15 (AMBAC)	60	59,375
Newport Mesa Unified School District GO
3.50%, 08/01/15 (NPFGC)	100	105,086
Orange County Sanitation District RB Sewer Revenue Series A
5.00%, 08/01/15	150	161,562
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series R
5.00%, 08/15/15 (NPFGC)	100	107,728
Series U
3.38%, 08/15/15 (AGM)	210	220,223
5.00%, 08/15/15 (AGM)	115	123,618
San Diego Community College District GO
3.00%, 08/01/15	200	208,820
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue Series A
4.00%, 07/01/15	150	157,605
San Diego Unified School District GO
Series A
0.00%, 07/01/15 (NPFGC-FGIC)	100	99,120
Series B
2.00%, 07/01/15	100	102,558
Series C-2
5.00%, 07/01/15 (AGM)	150	160,660
Series D-3
5.00%, 07/01/15 (AGM)	255	273,123
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue Series A
5.00%, 07/01/15 (NPFGC)	315	337,437
San Francisco Unified School District GO Series B
4.00%, 06/15/15	260	274,141
San Mateo County Transportation Authority RB Sales Tax Revenue Series A
5.25%, 06/01/15 (NPFGC)	100	106,871
Santa Monica Community College District GO
Series C
0.00%, 08/01/17 (PR 08/01/15) (NPFGC)	600	544,650
0.00%, 08/01/19 (PR 08/01/15) (NPFGC)	100	82,447
Sonoma County Junior College District GO Series D
5.00%, 08/01/15	50	53,785
Southern California Public Power Authority RB Electric Power & Light Revenues
4.00%, 07/01/15	250	264,145
Series A
5.00%, 07/01/15	100	107,186
Series A-1
5.00%, 07/01/15 (AMBAC)	150	160,356
State of California GO
4.00%, 08/01/15	305	323,227
4.13%, 06/01/15 (NPFGC)	385	406,375
5.00%, 06/01/15	270	288,271
Series A
4.00%, 07/01/15	305	321,924
Visalia Unified School District GO
4.00%, 08/01/15	150	157,236

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

West Contra Costa Unified School District GO Series D
0.00%, 08/01/15 (NPFGC-FGIC)	$100	$98,528

		11,987,129

COLORADO — 0.96%
Colorado Department of Transportation RB Federal Grant Revenue Series B
5.00%, 06/15/15 (NPFGC)	125	133,558
Colorado Department of Transportation RB Transit Revenue Series B
5.50%, 06/15/15 (NPFGC)	310	333,470
Platte River Power Authority RB Electric Power & Light Revenues Series GG
5.00%, 06/01/15 (AGM)	175	186,571
University of Colorado Regents RB College & University Revenue
5.25%, 06/01/15 (NPFGC-FGIC)	100	107,024
Series A
3.25%, 06/01/15	150	156,297

		916,920

CONNECTICUT — 1.25%
City of Danbury GO Series B
5.00%, 07/01/15	100	107,029
Hartford County Metropolitan District GO
3.00%, 06/01/15	200	207,748
State of Connecticut GO Series C
5.00%, 06/01/15	420	448,316
State of Connecticut RB Water Revenue Series A
4.13%, 07/01/15	100	105,814
State of Connecticut ST Miscellaneous Taxes Series B
5.00%, 07/01/15 (AMBAC)	300	321,180

		1,190,087

DELAWARE — 0.25%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/15	220	235,567

		235,567

DISTRICT OF COLUMBIA — 0.93%
District of Columbia GO
Series A
4.00%, 06/01/15	100	105,109
5.00%, 06/01/30 (PR 06/01/15) (AMBAC)	300	319,881
Series B
6.00%, 06/01/15 (NPFGC)	100	107,888
Series C
5.00%, 06/01/15 (AGM)	110	117,173
Series E
5.00%, 06/01/15 (BHAC)	220	234,346

		884,397

Security	Principal (000s)	Value

FLORIDA — 5.18%
County of Hillsborough RB Sales Tax Revenue
5.00%, 07/01/15 (NPFGC)	$235	$251,445
County of Hillsborough RB Water Revenue
5.50%, 08/01/15 (AMBAC)	110	118,994
County of Miami-Dade GO
4.00%, 07/01/15	100	105,471
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.50%, 07/01/15	210	219,790
5.00%, 07/01/15	685	732,292
Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/15	250	267,650
Series B
5.00%, 07/01/15 (AMBAC)	210	224,826
Series C
5.00%, 07/01/15	125	133,825
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/15 (AGM)	500	534,755
5.00%, 07/01/15 (AMBAC)	100	106,951
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/15 (NPFGC-FGIC)	125	133,806
Series B
4.00%, 07/01/15	120	126,659
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/15 (XLCA)	150	160,427
Series A
5.00%, 07/01/15	100	106,951
State of Florida GO
4.00%, 07/01/15	100	105,564
6.38%, 07/01/15	100	109,014
Series A
5.00%, 06/01/15	420	448,081
5.00%, 06/01/15 (NPFGC-FGIC)	415	442,747
Series B
4.00%, 06/01/15	100	105,273
5.00%, 06/01/15	200	213,372
Series C
5.00%, 06/01/15	100	106,686
Series D
5.00%, 06/01/15	175	186,701

		4,941,280

GEORGIA — 2.51%
County of Columbia RB Water Revenue
4.00%, 06/01/15	100	105,126
Forsyth County School District GO
4.00%, 06/01/15 (AGM)	250	263,285
Georgia State Road & Tollway Authority RB Federal Grant Revenue Series A
4.00%, 06/01/15	100	105,039
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/15	395	420,825
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/15 (GTD)	150	158,820
Series A
4.00%, 08/01/15 (GTD)	100	105,880

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15 (AMBAC)	$140	$149,687
5.00%, 07/01/15 (NPFGC-FGIC)	130	138,995
State of Georgia GO Series C
5.00%, 07/01/15	880	942,682

		2,390,339
HAWAII — 2.08%
City & County of Honolulu GO Series B
5.25%, 07/01/15 (AGM)	250	268,625
City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/15 (NPFGC)	100	107,013
Series B
4.25%, 07/01/15 (NPFGC)	100	105,892
County of Hawaii GO Series B
5.00%, 07/15/15 (NPFGC)	100	107,120
County of Maui GO Series B
4.00%, 06/01/15	150	157,844
State of Hawaii GO
Series DG
5.00%, 07/01/15 (AMBAC)	475	508,535
Series DO
5.00%, 08/01/15	315	338,341
State of Hawaii RB Fuel Sales Tax Revenue Series A
3.75%, 07/01/15 (AGM)	250	262,938
University of Hawaii Board of Regents RB College & University Revenue Series A
5.00%, 07/15/15 (NPFGC)	120	128,540

		1,984,848
ILLINOIS — 1.88%
Chicago Transit Authority RB Capital Grant Receipts
5.00%, 06/01/15 (AMBAC)	75	79,198
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/15 (AGM)	100	107,520
Series A
5.00%, 07/01/15 (NPFGC)	140	149,338
Regional Transportation Authority RB Transit Revenue
6.00%, 06/01/15 (NPFGC-FGIC)	100	107,620
Series B
5.50%, 06/01/15 (NPFGC-FGIC)	100	107,019
State of Illinois GO
4.00%, 07/01/15	100	104,578
5.00%, 08/01/15	100	106,348
First Series
5.50%, 08/01/15 (NPFGC)	300	321,396
State of Illinois RB Federal Grant Revenue Series A
5.00%, 06/15/15	75	80,087
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/15	125	131,630
5.00%, 06/15/15	220	234,843
5.00%, 06/15/15 (AGM)	100	106,723
Second Series

Security	Principal (000s)	Value

5.50%, 06/15/15 (NPFGC-FGIC)	$150	$161,172

		1,797,472
INDIANA — 0.11%
Purdue University Trustees RB College & University Revenue Series Y
4.50%, 07/01/15	100	106,297

		106,297
IOWA — 0.33%
City of West Des Moines GO Series A
4.00%, 06/01/15	100	105,287
Iowa Finance Authority RB Miscellaneous Revenue
3.00%, 08/01/15	100	104,302
5.00%, 08/01/15	100	107,459

		317,048
KENTUCKY — 0.76%
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/21 (PR 08/01/15) (AGM)	350	375,914
5.00%, 08/01/22 (PR 08/01/15) (AGM)	125	134,255
5.00%, 08/01/24 (PR 08/01/15) (AGM)	100	107,404
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/15	100	107,013

		724,586
LOUISIANA — 0.56%
State of Louisiana GO
Series A
5.00%, 08/01/15 (NPFGC)	250	268,690
Series B
5.00%, 07/15/15 (AGC)	250	268,200

		536,890
MAINE — 0.11%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/15 (AGM)	100	106,904

		106,904
MARYLAND — 5.59%
City of Baltimore RB Sewer Revenue Series D
5.00%, 07/01/15 (AMBAC)	200	213,932
County of Calvert GO
2.00%, 07/15/15	150	154,037
County of Frederick GO Series A
5.00%, 07/01/15	275	294,330
County of Howard GO Series B
5.00%, 08/15/15	280	301,459

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

County of Montgomery GO Series A
5.00%, 06/01/15	$250	$266,850
County of Montgomery GOL Series A
5.00%, 08/01/15	110	118,241
County of Prince George’s GOL Series A
5.00%, 07/15/15	100	107,296
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 06/01/15	410	437,634
State of Maryland GO
Second Series
4.00%, 08/01/15	500	529,565
5.00%, 07/15/15	250	268,240
5.00%, 08/01/15	180	193,486
Second Series A
4.00%, 08/01/15	100	105,913
5.00%, 08/01/17 (PR 08/01/15)	575	617,573
Series DD
5.50%, 08/01/15	100	108,282
Series E
5.00%, 08/01/15	65	69,870
Washington Suburban Sanitary District GO
4.25%, 06/01/15	150	158,520
5.00%, 06/01/15	445	474,993
5.00%, 06/01/16 (PR 06/01/15)	620	661,453
5.00%, 06/01/17 (PR 06/01/15)	240	256,046

		5,337,720
MASSACHUSETTS — 7.87%
Commonwealth of Massachusetts GO Series B
5.00%, 08/01/15	515	553,697
Commonwealth of Massachusetts GOL
Series A
4.00%, 08/01/15	150	158,903
Series B
4.00%, 06/01/15	100	105,348
5.25%, 08/01/15	310	334,518
Series D
4.00%, 08/01/15	350	370,772
Commonwealth of Massachusetts RB Federal Grant Revenue Series A
5.00%, 06/15/15	100	106,800
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/15	250	266,850
5.50%, 06/01/15 (NPFGC-FGIC)	225	241,499
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/15	110	116,052
4.75%, 07/01/34 (PR 07/01/15)	940	1,002,848
Series B
5.00%, 07/01/15	170	182,082
Series C
5.00%, 07/01/15	100	107,060
Massachusetts Development Finance Agency RB College & University Revenue Series R-1
5.00%, 07/01/15	150	160,473

Security	Principal (000s)	Value

Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue Series A
5.00%, 07/01/15	$365	$390,141
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/15 (AMBAC)	200	213,776
Series C
5.00%, 07/01/15	100	106,841
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/15 (AGM)	400	430,316
5.00%, 08/15/15 (AMBAC)	250	268,948
5.00%, 08/15/22 (PR 08/15/15) (AGM)	460	495,020
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue Series 9
5.25%, 08/01/17 (PR 08/01/15)	1,000	1,078,320
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 11
5.00%, 08/01/15	315	338,600
Series 12
5.00%, 08/01/15	150	161,238
Series A
5.25%, 08/01/15	300	323,661

		7,513,763
MICHIGAN — 0.67%
Michigan Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/15	600	642,360

		642,360
MINNESOTA — 1.59%
State of Minnesota GO
Series A
5.00%, 06/01/15	100	106,740
5.00%, 08/01/15	250	268,730
Series D
3.00%, 08/01/15	150	156,501
5.00%, 08/01/15	200	214,984
Series F
4.00%, 08/01/15	725	767,869

		1,514,824
MONTANA — 0.12%
Montana State Department of Transportation RB Federal Grant Revenue
5.00%, 06/01/15 (NPFGC)	105	112,017

		112,017
NEBRASKA — 0.75%
City of Omaha GO
5.00%, 06/01/15	275	293,290
Omaha School District GO
4.00%, 06/15/15	300	316,128
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/15	100	107,183

		716,601

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

NEVADA — 1.40%
Clark County School District GOL
5.50%, 06/15/15 (AGM)	$200	$214,988
Series A
5.25%, 06/15/15 (NPFGC-FGIC)	375	401,854
Series B
5.00%, 06/15/15	270	288,357
County of Clark GOL
Series B
5.00%, 06/01/15 (AGM)	200	213,278
County of Clark RB Port Airport & Marina Revenue
5.00%, 07/01/15	100	106,638
Series D
5.00%, 07/01/15	100	106,841

		1,331,956
NEW HAMPSHIRE — 0.70%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/15	405	435,488
State of New Hampshire GO
Series A
3.50%, 06/01/15	125	130,720
Series B
4.00%, 06/01/15	100	105,282

		671,490
NEW JERSEY — 3.41%
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/15	400	422,260
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 07/01/15	100	107,123
Series J
5.00%, 07/01/15 (NPFGC)	125	133,298
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue
Series A
5.00%, 06/15/15 (NPFGC-FGIC)	350	373,740
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/15 (ETM)	100	107,949
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series C
5.25%, 06/15/16 (PR 06/15/15)
(FGIC)	345	369,923
Series D
5.00%, 06/15/17 (PR06/15/15)
(AMBAC)	125	133,576
5.00%, 06/15/18 (PR 06/15/15)
(AMBAC)	100	106,861
State of New Jersey GO
5.00%, 06/01/15	315	336,200
Series L
5.25%, 07/15/15 (AMBAC)	605	651,349
Series M
5.50%, 07/15/15 (AMBAC)	125	135,056
Series N
5.50%, 07/15/15 (AMBAC)	105	113,447
Series Q
5.00%, 08/15/15	240	258,334

		3,249,116

Security	Principal (000s)	Value

NEW MEXICO — 1.70%
Albuquerque Municipal School District No. 12 GO
5.00%, 08/01/15	$100	$107,426
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15 (NPFGC)	500	536,410
New Mexico Finance Authority RB Miscellaneous Revenue Series A
5.00%, 06/15/15 (NPFGC)	150	160,064
Santa Fe Public School District GO
3.00%, 08/01/15 (SAW)	250	260,552
State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/15	200	214,026
Series A
5.00%, 07/01/15	325	347,792

		1,626,270
NEW YORK — 9.59%
City of New York GO
Series A
4.00%, 08/01/15	140	148,095
Series A-1
5.00%, 08/01/15	895	961,167
Series B
4.00%, 08/01/15	100	105,782
5.00%, 08/01/15	200	214,786
Series C
5.00%, 08/01/15	200	214,786
Series D
5.00%, 08/01/15	100	107,393
Series E
3.00%, 08/01/15	150	156,306
4.00%, 08/01/15	150	158,673
5.00%, 08/01/15	530	569,183
Series F
5.00%, 08/01/15	85	91,284
Series G
5.00%, 08/01/15	220	236,265
Series H
3.00%, 08/01/15	100	104,204
4.00%, 08/01/15	180	190,408
Series I
4.00%, 08/01/15	235	248,588
5.00%, 08/01/15	100	107,393
Series I-1
5.00%, 08/01/15	100	107,393
Series J-1
4.00%, 08/01/15	100	105,782
5.00%, 08/01/15	100	107,393
Series O
5.00%, 06/01/15 (ETM)	25	26,672
5.00%, 06/01/15	215	229,328
Series P
3.60%, 08/01/15 (NPFGC)	100	105,151
County of Orange GO
Series A
5.00%, 07/15/15	100	107,248

14

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/15 (AGM)	$100	$99,150
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.50%, 07/01/15 (SAP)	85	91,597
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/15	150	160,407
Series C
5.00%, 06/15/15	100	106,938
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
4.00%, 08/01/15	150	158,947
Series S-1
4.00%, 07/15/15 (SAW)	205	216,519
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/15 (NPFGC-FGIC)	100	107,153
Series S-1A
5.00%, 07/15/15 (SAW)	150	160,729
Series S-2
5.00%, 07/15/15 (SAW)	115	123,226
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/15	475	510,839
Series A-3
4.00%, 08/01/15	85	90,070
New York State Dormitory Authority RB College & University Revenue
Series A
3.00%, 07/01/15	250	260,057
3.00%, 07/01/15 (GOI)	100	104,069
4.00%, 07/01/15	100	105,224
5.00%, 07/01/15 (NPFGC)	330	353,143
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/15	275	294,247
Series E
5.00%, 08/15/15	150	161,629
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	200	213,996
5.00%, 07/01/15 (NPFGC-FGIC)	180	192,623
Series A
5.00%, 08/01/15	200	214,858
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/15	345	371,758
Series A
5.00%, 06/15/15	140	149,841
Series C
5.00%, 06/15/15	310	331,790
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/15 (AGM)	155	166,642

		9,148,732
NORTH CAROLINA — 1.07%
City of Charlotte RB Water & Sewer Revenue
Series A
5.50%, 07/01/15	165	177,909
County of Durham GO
Series B
4.00%, 06/01/15	100	105,326

Security	Principal (000s)	Value

County of Mecklenburg GO
Series A
4.00%, 08/01/15	$175	$185,348
State of North Carolina GO
Series A
5.00%, 06/01/15	420	448,308
Town of Cary GO
Series B
4.00%, 06/01/15	100	105,326

		1,022,217
OHIO — 2.31%
City of Columbus GO
Series A
5.00%, 06/01/15	570	608,418
Ohio State University (The) RB College & University Revenue
Series A
4.75%, 06/01/15	100	106,315
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/23 (PR06/01/15)	200	213,254
State of Ohio GO
5.00%, 08/01/15	200	214,752
Series C
2.50%, 08/01/15	175	181,006
5.00%, 08/01/15	420	450,979
State of Ohio RB Federal Grant Revenue
Series 2007-1
5.00%, 06/15/15 (AGM)	50	53,263
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/15	350	375,375

		2,203,362
OKLAHOMA — 1.10%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
3.38%, 06/01/15 (BHAC)	150	156,389
Oklahoma Capital Improvement Authority RB Appropriations
Series A
2.00%, 07/01/15	120	122,832
Oklahoma Capital Improvement Authority RB College & University Revenue
Series F
4.00%, 07/01/15 (AMBAC)	100	105,332
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15	200	210,664
Oklahoma County Independent School District No. 89
3.70%, 07/01/15 (NPFGC-FGIC)	100	104,915
State of Oklahoma GO
Series A
4.00%, 07/15/15	125	132,141
Tulsa County Independent School District No. 5 Jenks GO
5.00%, 06/01/15	200	213,366

		1,045,639
OREGON — 0.96%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/15 (NPFGC)	400	426,684

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

City of Salem GOL
4.00%, 06/01/15	$250	$263,000
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15 (AGM)	215	229,343

		919,027
PENNSYLVANIA — 2.51%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 08/01/15 (AMBAC)	250	268,428
Commonwealth of Pennsylvania GO
5.00%, 07/01/15	400	428,240
First Series
5.00%, 07/01/15	210	224,826
Second Series
5.00%, 08/01/15	50	53,713
Third Series
5.25%, 07/01/15	250	268,585
County of Bucks GO
5.00%, 06/01/15	90	96,055
County of York GO
5.00%, 06/01/15 (NPFGC)	100	106,538
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15	115	121,453
5.00%, 07/01/15	400	428,428
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/15	125	133,441
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
4.75%, 06/01/15 (AGM)	150	158,973
Westmoreland County Municipal Authority RB Miscellaneous Revenue
5.25%, 08/15/27 (PR 08/15/15)
(AGM)	100	107,983

		2,396,663
PUERTO RICO — 1.25%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/15 (NPFGC)	175	173,763
Puerto Rico Aqueduct & Sewer Authority RB Water Revenue
Series A
5.00%, 07/01/15 (AGM)	150	149,896
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series RR
5.00%, 07/01/35 (PR 07/01/15)
(FGIC)	180	192,766
Series SS
5.00%, 07/01/15 (NPFGC)	315	310,880
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/15 (AMBAC)	375	367,541

		1,194,846
RHODE ISLAND — 0.18%
Rhode Island Economic Development Corp. SO Grant Anticipation
Series A
5.00%, 06/15/15 (NPFGC-FGIC)	160	170,490

		170,490

Security	Principal (000s)	Value

SOUTH CAROLINA — 0.44%
State of South Carolina GO
Series A
4.00%, 06/01/15	$400	$421,304

		421,304
SOUTH DAKOTA — 0.24%
South Dakota Conservancy District RB Water Revenue
Series B
5.00%, 08/01/15	100	107,393
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/15 (AGM)	115	122,465

		229,858
TENNESSEE — 0.64%
Metropolitan Government of Nashville & Davidson County GO
5.00%, 08/01/15	100	107,443
Series A
4.00%, 07/01/15	225	237,555
5.00%, 07/01/15	150	160,614
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue
Series B
4.00%, 07/01/15 (AGM)	100	105,162

		610,774
TEXAS — 6.25%
Austin Independent School District GO
4.00%, 08/01/15	100	105,848
4.50%, 08/01/15 (NPFGC)	100	106,637
5.25%, 08/01/15 (PSF)	250	269,718
City of Bryan RB Electric Power & Light Revenues
5.00%, 07/01/15	75	80,143
City of Corpus Christi RB Water Revenue
4.00%, 07/15/15	250	264,037
City of Dallas GOL
5.00%, 08/15/15	100	107,596
City of El Paso GOL
5.00%, 08/15/15 (AGM)	175	188,094
City of Houston RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/15 (NPFGC-FGIC)	200	213,776
City of San Antonio GOL
5.00%, 08/01/15	165	177,335
County of Bexar GOL
5.00%, 06/15/15 (AGM)	250	266,917
County of Harris GOL
Series C
4.00%, 08/15/15	200	211,992
Houston Independent School District GOL
0.00%, 08/15/15 (PSF)	100	99,370
Hurst-Euless-Bedford Independent School District GO
5.00%, 08/15/15 (PSF)	110	118,356
Keller Independent School District GO
5.50%, 08/15/15 (PSF)	100	108,473
Klein Independent School District GO
Series A
5.00%, 08/01/15 (PSF)	50	53,746
Leander Independent School District GO
0.00%, 08/15/15 (PSF)	185	183,835
5.00%, 08/15/15 (PSF)	100	107,596

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Lewisville Independent School District GO
5.00%, 08/15/15 (NPFGC-FGIC)	$150	$161,267
Lone Star College System GOL
4.00%, 08/15/15	100	105,946
Magnolia Independent School District GO
5.00%, 08/15/15 (PSF)	100	107,596
North East Independent School District GO
5.00%, 02/01/22 (PR 08/01/15)
(PSF)	110	118,144
North Texas Municipal Water District RB Sewer Revenue
3.00%, 06/01/15	100	103,698
Pflugerville Independent School District GO
5.25%, 08/15/15 (PSF)	250	270,002
Round Rock Independent School District GO
5.00%, 08/01/15	200	214,984
5.00%, 08/01/15 (PSF)	100	107,492
San Antonio Independent School District GO
5.25%, 08/15/15 (PSF)	100	108,069
Socorro Independent School District GO
Series A
5.00%, 08/15/15 (PSF)	300	322,992
State of Texas GO
Series A
4.00%, 08/01/15	250	264,620
Series E
5.00%, 08/01/15	200	214,952
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15	150	158,417
Texas Water Development Board RB Water Revenue
5.00%, 07/15/15	205	219,858
University of Texas System Board of Regents RB College & University Revenue
5.25%, 08/15/15	100	108,171
Series A
5.00%, 08/15/15	100	107,766
Series B
5.25%, 08/15/15	365	394,824
Series C
5.00%, 08/15/15	200	215,532

		5,967,799
UTAH — 2.15%
County of Salt Lake RB Sales Tax Revenue
5.00%, 08/01/15	125	134,282
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/15	100	107,045
Series B
5.00%, 07/01/15	200	214,090
State of Utah GO
Series A
5.00%, 07/01/15	405	434,484
Series B
4.00%, 07/01/15	960	1,014,010
Utah Transit Authority RB Sales Tax Revenue
Series C
5.25%, 06/15/15 (AGM)	140	150,091

		2,054,002

Security	Principal (000s)	Value

VERMONT — 0.28%
State of Vermont GO
Series C
5.00%, 08/15/15	$250	$268,905

		268,905
VIRGINIA — 4.28%
City of Alexandria GO
Series A
5.00%, 07/15/15	100	107,296
City of Richmond GO
Series A
5.00%, 07/15/15 (AGM)	400	428,992
Commonwealth of Virginia GO
5.00%, 06/01/15	275	293,535
Series B
5.00%, 06/01/15	350	373,590
County of Arlington GO
Series D
4.00%, 08/01/15	475	503,243
County of Henrico GO
5.00%, 07/15/15	100	107,296
County of Loudoun GO
Series A
5.00%, 07/01/15 (SAW)	100	107,123
Series B
5.00%, 06/01/17 (PR 06/01/15)	500	533,500
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/15	100	107,426
Series B
5.00%, 08/01/15	300	322,278
Series C
5.00%, 08/01/15	250	268,565
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/15	225	242,559
Series A
5.00%, 08/01/15	340	365,194
Series B
5.25%, 08/01/15	300	323,412

		4,084,009
WASHINGTON — 5.07%
City of Seattle GOL
Series B
5.00%, 08/01/15	185	198,831
City of Seattle RB Water Revenue
Series B
4.00%, 08/01/15	100	105,848
County of King GOL
Series A
5.00%, 07/01/15	165	176,649
County of Pierce RB Sewer Revenue
4.00%, 08/01/15	120	126,919
Energy Northwest RB Electric Power & Light Revenues
Series A
3.00%, 07/01/15	145	150,900
3.25%, 07/01/15	100	104,443
4.00%, 07/01/15	100	105,564
5.00%, 07/01/15	840	899,304
5.50%, 07/01/15	100	107,808

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Series C
5.00%, 07/01/15	$250	$267,650
King County School District No. 411 Issaquah GO
5.63%, 06/01/15 (AGM)	250	268,885
Port of Seattle GOL
5.00%, 06/01/15	160	170,720
Port of Seattle RB Port Airport & Marina Revenue
4.00%, 06/01/15	100	105,139
Series A
5.00%, 08/01/15	100	107,272
State of Washington GO
0.00%, 06/01/15 (NPFGC-FGIC)	250	248,360
4.00%, 07/01/15	175	184,765
Series A
5.00%, 07/01/15	300	321,228
Series C
5.00%, 08/01/15	145	155,792
Series D
5.00%, 07/01/15	225	240,921
Series F
4.50%, 07/01/15	570	606,070
Series R-2006A
5.00%, 07/01/15 (AMBAC)	170	182,029

		4,835,097
WEST VIRGINIA — 0.11%
State of West Virginia GO
5.00%, 06/01/15(NPFGC-FGIC)	100	106,641

		106,641
WISCONSIN — 0.58%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15	285	305,033
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/15 (AGM)	135	145,014
State of Wisconsin RB Water Revenue
Series 4
5.00%, 06/01/15	100	106,686

		556,733

TOTAL MUNICIPAL BONDS & NOTES (Cost: $93,540,282)		94,355,890

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.02%[a,b]	65	$65,256

		65,256

TOTAL SHORT-TERM INVESTMENTS (Cost: $65,256)		65,256

TOTAL INVESTMENTS IN SECURITIES — 98.94% (Cost: $93,605,538)		94,421,146
Other Assets, Less Liabilities — 1.06%		1,014,225

NET ASSETS — 100.00%		$95,435,371

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAW — State Aid Withholding

SO — Special Obligation

ST — Special Tax

Insured by:

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

BHAC — Berkshire Hathaway Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

XLCA — Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

18

Schedule of Investments  (Unaudited)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.08%

ALASKA — 0.74%
Borough of North Slope GO
Series A
5.00%, 06/30/16 (NPFGC)	$100	$110,903
Series B
4.00%, 06/30/16	175	189,744
City of Anchorage GO
Series A
5.00%, 08/01/16	100	111,530
Series D
5.00%, 08/01/16 (AMBAC)	100	111,530
State of Alaska GO
Series A
4.00%, 08/01/16	100	109,075
5.00%, 08/01/16	125	139,550

		772,332
ARIZONA — 5.42%
Arizona State University Board of Regents RB University Revenue
Series A
4.00%, 07/01/16 (AMBAC)	100	108,268
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/16	200	220,592
Arizona Transportation Board RB Federal Grant Revenue
4.00%, 07/01/16	95	103,151
Series A
4.00%, 07/01/16	250	271,450
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/16	415	461,120
5.00%, 07/01/21 (PR 07/01/16)	100	111,246
City of Chandler GOL
5.00%, 07/01/16	100	111,060
City of Mesa GO
3.88%, 07/01/16 (NPFGC-FGIC)	100	108,166
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16 (ETM)
(NPFGC-FGIC)	170	190,082
5.25%, 07/01/16 (NPFGC-FGIC)	110	122,819
City of Phoenix GO
Series A
5.00%, 07/01/16	200	222,280
6.25%, 07/01/16	100	114,106
City of Scottsdale GOL
5.00%, 07/01/16	195	216,877
City of Tempe GO
Series A
3.00%, 07/01/16	125	132,723
Series C
4.00%, 07/01/16	160	173,854
County of Pima GO
4.50%, 07/01/16 (NPFGC-FGIC)	125	136,915
County of Pima RB Sewer Revenue
4.00%, 07/01/16 (AGM)	125	135,010

Security	Principal (000s)	Value

Maricopa County Community College District GO
Series D
2.00%, 07/01/16	$150	$155,355
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/16 (NPFGC-FGIC)	100	108,320
Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16	100	106,334
Maricopa County Unified School District No. 48 Scottsdale GO
Series B
4.75%, 07/01/25 (PR 07/01/16)
(AGM)	125	138,215
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/16	50	54,212
Maricopa County Unified School District No. 210 Phoenix GO
5.13%, 07/01/16 (NPFGC)	90	100,114
Phoenix Civic Improvement Corp. RB Excise Tax Revenue
Series A
4.00%, 07/01/16	100	108,580
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
4.00%, 07/01/16	250	270,930
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/16	210	233,226
Series B
5.00%, 07/01/16 (NPFGC)	170	187,816
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/16	300	333,420
5.50%, 07/01/16	200	224,706
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16	120	132,576
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/21 (PR 07/01/16)	395	439,212
Town of Gilbert GO
5.00%, 07/01/16	100	111,060

		5,643,795
CALIFORNIA — 10.31%
Alameda County Unified School District GO
Series A
0.00%, 08/01/16 (AGM)	185	180,841
Berkeley Unified School District GO
3.00%, 08/01/16	200	213,564
California State Public Works Board RB Lease Abatement
Series B
5.00%, 06/01/16 (NPFGC-FGIC)	160	177,512
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16 (AMBAC)	300	291,378
City of Los Angeles RB Wastewater System Revenue
Series A
4.00%, 06/01/16	150	162,936
5.00%, 06/01/16	415	460,758
City of Pasadena RB Electric Power & Light Revenues
3.00%, 06/01/16	100	105,852
Coast Community College District GO
Series B
4.75%, 08/01/16 (AGM)	100	111,031
Desert Sands Unified School District GO
5.00%, 08/01/16	100	111,480

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

East Bay Municipal Utility District RB Sewer Revenue
Series A
4.00%, 06/01/16	$100	$108,603
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/16	300	333,564
Series B
5.00%, 06/01/16 (NPFGC-FGIC)	60	66,713
Eastern Municipal Water District COP Water Revenue
Series A
5.00%, 07/01/16 (NPFGC)	100	110,981
Los Angeles Community College District GO
Series E
5.00%, 08/01/16 (AGM)	200	223,454
Series E-1
3.25%, 08/01/16	200	214,472
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/16	120	133,111
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
2.50%, 07/01/16	105	110,480
5.00%, 07/01/16	275	306,435
Series A
5.00%, 07/01/16	290	323,150
Series D
5.00%, 07/01/16	150	167,028
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/16	200	217,684
5.00%, 07/01/16	300	334,293
Los Angeles Unified School District GO
5.75%, 07/01/16 (NPFGC)	100	113,241
Series B
5.00%, 07/01/16 (AGM)	300	334,134
Series E
5.00%, 07/01/16 (AGM)	200	222,756
Series G
5.00%, 07/01/16 (AMBAC)	120	133,654
Series KY
5.00%, 07/01/16	210	233,894
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/16 (AGM)	130	143,966
Metropolitan Water District of Southern California RB Water Revenue
3.00%, 07/01/16	100	106,565
Series B
4.00%, 07/01/16	100	109,051
5.00%, 07/01/16	100	111,538
Northern California Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16	100	110,981
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/16 (NPFGC)	100	110,447
5.00%, 07/01/16 (NPFGC)	200	221,540
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/16 (AGM)	150	167,208
Sacramento Municipal Utility District RB Water Revenue
4.00%, 07/01/16 (NPFGC)	100	106,773
San Diego Community College District GO
4.00%, 08/01/16	325	355,920

Security	Principal (000s)	Value

San Diego Public Facilities Financing Authority RB Water Revenue
Series A
5.00%, 08/01/16	$325	$362,619
San Diego Unified School District GO
Series A
0.00%, 07/01/16 (NPFGC-FGIC)	100	97,586
San Francisco Unified School District GO
Series E
5.00%, 06/15/16	250	277,723
San Ramon Valley Unified School District GO
4.50%, 08/01/16 (NPFGC)	100	110,717
Series A
0.00%, 07/01/16 (NPFGCFGIC)	100	97,877
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/16	100	111,325
Series 2010-1
5.00%, 07/01/16	100	111,325
Series A
4.00%, 07/01/16	200	217,788
5.00%, 07/01/16	225	250,481
State of California GO
4.13%, 06/01/16 (XLCA)	125	136,176
5.00%, 06/01/16 (XLCA)	200	222,008
5.00%, 08/01/16	790	882,390
Series A
4.00%, 07/01/16	320	348,461
5.00%, 07/01/16	420	467,565

		10,741,029
COLORADO — 1.31%
City & County of Denver GO
5.00%, 08/01/16	130	145,097
Series A
5.00%, 08/01/16	410	457,613
Colorado Department of Transportation RB Federal Grant Revenue
Series B
4.25%, 06/15/16 (NPFGC)	120	130,872
5.50%, 06/15/16 (NPFGC)	325	364,345
Regional Transportation District COP Lease Renewal
Series A
5.00%, 06/01/16	100	110,154
University of Colorado Regents RB College & University Revenue
Series A-1
1.50%, 06/01/16	150	153,585

		1,361,666
CONNECTICUT — 1.31%
City of Norwalk GO
Series B
5.00%, 07/01/16	100	111,299
Connecticut State Health & Educational Facility Authority RB College & University Revenue
Series A
1.35%, 07/01/42(PR 07/21/16)	350	357,115
State of Connecticut GO
Series C
5.00%, 06/01/16	250	277,073
State of Connecticut RB Water Revenue
Series A
4.20%, 07/01/16	100	109,260
State of Connecticut ST Miscellaneous Taxes
5.25%, 07/01/16 (AMBAC)	360	402,048
Town of Stratford GO
4.00%, 08/01/16	100	108,375

		1,365,170

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

DELAWARE — 0.85%
County of New Castle GO
Series A
4.00%, 07/15/16	$100	$108,911
5.00%, 07/15/16	200	222,972
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16	150	166,749
State of Delaware GO
5.00%, 07/01/16	100	111,325
Series B
3.00%, 07/01/16	100	106,358
5.00%, 07/01/16	155	172,554

		888,869
DISTRICT OF COLUMBIA — 0.71%
District of Columbia GO
Series B
5.25%, 06/01/16 (AGM)	220	244,270
Series C
5.00%, 06/01/16 (AGM)	250	276,085
Series F
5.00%, 06/01/16 (BHAC)	50	55,217
Washington Metropolitan Area Transit Authority RB Transit Revenue
Series A
5.00%, 07/01/16	150	165,996

		741,568
FLORIDA — 6.04%
Broward County School Board COP Lease Renewal
Series A
5.00%, 07/01/16	75	82,487
County of Miami-Dade GO
2.70%, 07/01/16	115	120,866
Series B
5.00%, 07/01/16	150	166,235
County of Miami-Dade RB Miscellaneous Revenue
5.00%, 08/01/16 (NPFGC-FGIC)	375	415,388
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.75%, 07/01/16	150	161,241
5.00%, 07/01/16	1,065	1,177,730
Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/16	100	111,113
Series B
5.00%, 07/01/16	200	222,226
5.00%, 07/01/16 (NPFGC)	315	350,006
Series C
5.00%, 07/01/16	270	300,005
Florida State Department of Environmental Protection RB Miscellaneous Taxes
Series A
5.00%, 07/01/16 (AGM)	75	83,057
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/16 (AMBAC)	200	221,486

Security	Principal (000s)	Value

5.00%, 07/01/16 (NPFGC)	$100	$110,743
Series B
5.00%, 07/01/16 (NPFGC)	115	127,354
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/16	150	166,590
Lee County School Board COP Lease Renewal
Series B
3.00%, 08/01/16	100	105,490
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
Series A
3.00%, 07/01/16 (AGM)	100	105,537
Miami-Dade County Transit System RB Sales Surtax Revenue
4.00%, 07/01/16	200	216,380
Sarasota County School Board COP Lease Appropriation
Series B
3.00%, 07/01/16	210	221,628
State of Florida GO
5.00%, 07/01/16	250	277,850
Series A
5.00%, 06/01/16	300	332,436
Series B
5.00%, 06/01/16	100	110,812
Series C
5.00%, 06/01/16	490	542,979
Series D
5.00%, 06/01/16	170	188,380
Series E
5.00%, 06/01/16	120	132,974
Series D
5.25%, 06/01/16	215	239,536

		6,290,529
GEORGIA — 3.14%
Catoosa County School District GO
4.00%, 08/01/16 (SAW)	100	108,778
Chatham County School District GO
5.25%, 08/01/16 (AGM)	190	212,969
Cherokee County Board of Education GO
Series A
4.25%, 08/01/16 (NPFGC-FGIC)	150	164,127
County of Douglas GO
4.00%, 08/01/16	130	141,552
Forsyth County School District GO
5.00%, 07/01/16	100	111,219
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
4.00%, 06/01/16	120	129,492
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/16 (NPFGC)	660	730,178
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16 (AMBAC)	170	188,533
5.00%, 07/01/16 (NPFGC-FGIC)	125	138,628
State of Georgia GO
Series A
5.00%, 07/01/16	110	122,429
Series B
5.00%, 07/01/16	150	166,949
5.75%, 08/01/16	110	124,920
Series E
5.00%, 08/01/16	625	697,750
Series E-1
4.00%, 07/01/16	210	228,511

		3,266,035

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

HAWAII — 1.52%
City & County of Honolulu GO
Series A
5.25%, 07/01/16 (AGM)	$190	$212,344
Series B
2.00%, 08/01/16	100	103,788
5.00%, 08/01/16	100	111,476
City & County of Honolulu RB Wastewater Revenue
Series A
4.00%, 07/01/16	200	216,952
4.25%, 07/01/16 (NPFGC)	100	109,096
5.00%, 07/01/16 (NPFGC)	100	110,955
County of Hawaii GO
Series A
5.00%, 07/15/16 (AGC)	100	111,000
State of Hawaii GO
Series DN
5.00%, 08/01/16	400	445,792
University of Hawaii System Board of Regents RB College & University Revenue
Series A
4.00%, 07/15/16 (NPFGC)	150	162,636

		1,584,039
IDAHO — 0.13%
Ada & Boise Counties Independent School District Boise City GO
5.00%, 08/01/16 (NPFGC)	125	139,310

		139,310
ILLINOIS — 5.00%
Chicago Transit Authority RB Transit Revenue
5.00%, 06/01/16 (AGM)	100	108,304
Illinois Finance Authority RB College & University Revenue
Series B
5.00%, 07/01/16	255	282,665
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A-1
5.00%, 01/01/26 (PR 07/01/16) (AGM)	465	517,047
Series A-2
5.00%, 01/01/27 (PR 07/01/16) (AGM)	150	166,790
5.00%, 01/01/28 (PR 07/01/16) (AGM)	550	611,561
5.00%, 01/01/31 (PR 07/01/16) (AGM)	1,080	1,200,884
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 06/15/16 (NPFGC-FGIC)	190	183,194
5.50%, 06/15/16 (FGIC)	100	111,681
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/16 (AGM)	120	134,136
Series A
5.75%, 07/01/16 (NPFGC)	65	72,776
State of Illinois GO
5.00%, 08/01/16	370	404,562

Security	Principal (000s)	Value

Series A
5.00%, 06/01/16	$160	$174,130
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/16	530	586,843
State of Illinois RB Sales Tax Revenue
3.00%, 06/15/16	100	105,832
4.00%, 06/15/16	100	108,291
5.00%, 06/15/16	200	221,450
5.00%, 06/15/16 (NPFGC)	100	110,468
Series B
4.50%, 06/15/16	100	109,508

		5,210,122
INDIANA — 0.39%
Indiana University RB College & University Revenue
Series 2008A
3.50%, 06/01/16	100	107,213
Series S
3.50%, 08/01/16	175	188,356
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue
Series A
5.50%, 07/01/16 (NPFGC)	100	111,478

		407,047
IOWA — 0.53%
City of Des Moines GO
Series H
5.00%, 06/01/16	200	221,676
City of West Des Moines GO
Series A
4.00%, 06/01/16	100	108,388
Iowa City Community School District GO
Series B
3.00%, 06/01/16	100	105,989
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/16	100	111,530

		547,583
KENTUCKY — 0.21%
Kentucky State Property & Buildings Commission RB General Fund
Series A
3.50%, 08/01/16	100	107,315
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/16	100	110,902

		218,217
LOUISIANA — 0.64%
City of Shreveport GO
5.00%, 08/01/16	150	165,722
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/16 (AMBAC)	100	109,178
State of Louisiana GO
Series A
5.00%, 08/01/16	100	111,530
Series C
5.00%, 07/15/16	250	278,377

		664,807

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

MARYLAND — 3.85%
County of Calvert GO
3.00%, 07/15/16	$100	$106,390
County of Frederick GO
Series B
4.00%, 08/01/16	225	244,933
County of Howard GO
Series B
5.00%, 08/15/16	215	240,368
County of Montgomery GO
Series A
5.00%, 07/01/16	400	445,196
County of Montgomery GOL
Series A
5.00%, 08/01/16	100	111,640
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 06/01/16	100	110,957
Maryland State Transportation Authority RB Highway Revenue Tolls
4.00%, 07/01/16 (AGM)	150	162,988
Series A
3.00%, 07/01/16	100	106,178
Maryland State Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16	300	333,420
State of Maryland GO
Second Series
5.00%, 08/01/16	1,210	1,350,844
5.00%, 08/01/19 (PR 08/01/16)	100	111,530
Second Series E
5.00%, 08/01/16	175	195,370
Series A
2.00%, 08/01/16	100	103,945
Series B
5.00%, 08/01/16	150	167,460
Washington Suburban Sanitary Commission GO
Series A
4.00%, 06/01/16	100	108,556
Washington Suburban Sanitary District GO
5.00%, 06/01/16	100	110,957

		4,010,732
MASSACHUSETTS — 7.28%
Commonwealth of Massachusetts GO
Series D
4.75%, 08/01/25 (PR 08/01/16)	500	554,860
5.00%, 08/01/21 (PR 08/01/16)	675	753,388
5.00%, 08/01/22 (PR 08/01/16)	110	122,774
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16	705	785,229
Series B
5.00%, 08/01/16	700	779,660
Series D
5.00%, 08/01/16	245	272,881
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/16	100	111,909
5.50%, 06/01/16 (NPFGC-FGIC)	100	111,909

Security	Principal (000s)	Value

Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/16	$750	$834,540
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/16	360	402,624
5.50%, 07/01/16	205	230,639
Massachusetts Health & Educational Facilities Authority RB College & University Revenue
Series O
5.00%, 07/01/16	200	222,598
Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue
Series A
4.00%, 07/01/16	100	108,060
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series D
5.50%, 07/01/16 (AGM)	165	183,808
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.00%, 08/15/16 (AMBAC)	145	158,056
Massachusetts Water Pollution Abatement Trust RB Federal Grant Revenue
Series A
5.00%, 08/01/16	195	217,698
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/16	280	305,410
5.00%, 08/01/16	250	279,100
Series A
5.25%, 08/01/16	250	280,703
Massachusetts Water Resources Authority RB General Revenue
Series J
5.25%, 08/01/16 (AGM)	175	196,156
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.00%, 08/01/31 (PR08/01/16) (AMBAC)	500	558,065
Series B
5.50%, 08/01/16 (AGM)	100	112,950

		7,583,017
MICHIGAN — 0.61%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/16	575	638,750

		638,750
MINNESOTA — 1.52%
State of Minnesota GO
5.00%, 06/01/16	220	243,993
Series A
5.00%, 08/01/16	500	557,925
Series D
4.00%, 08/01/16	100	109,021
5.00%, 08/01/16	220	245,487
Series F
4.00%, 08/01/16	395	430,633

		1,587,059

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

MISSISSIPPI — 0.10%
Mississippi Development Bank RB Miscellaneous Revenue
Series A
5.00%, 07/01/16 (AMBAC)	$100	$108,995

		108,995
MISSOURI — 0.43%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/16 (NPFGC-FGIC)	100	111,066
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
5.00%, 07/01/16	300	333,738

		444,804
MONTANA — 0.26%
Montana State Department of Transportation RB Federal Grant Revenue
4.00%, 06/01/16	250	270,813

		270,813
NEBRASKA — 0.40%
Omaha Metropolitan Utilities District RB Water Revenue
Series B
4.00%, 06/01/16 (NPFGC)	150	161,796
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/16 (AMBAC)	225	250,236

		412,032
NEVADA — 1.42%
Clark County School District GOL
Series B
4.50%, 06/15/16 (AMBAC)	100	109,482
Series C
5.00%, 06/15/16	115	127,304
5.00%, 06/15/16 (NPFGC)	100	110,699
Clark County Water Reclamation District GOL
Series A
5.00%, 07/01/16	150	166,036
County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/16 (AMBAC)	300	332,229
County of Clark RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/16	125	137,870
Series D
5.00%, 07/01/16	100	110,585
Series F
5.00%, 07/01/16	150	165,444
State of Nevada GOL
5.00%, 06/01/16	200	221,846

		1,481,495
NEW HAMPSHIRE — 0.49%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/16	265	295,382
State of New Hampshire GO
Series A
3.00%, 07/01/16	100	106,229
Series B

Security	Principal (000s)	Value

4.00%, 06/01/16	$100	$108,455

		510,066
NEW JERSEY — 2.10%
New Jersey Building Authority RB Lease Appropriation
Series A
5.00%, 06/15/16	250	276,425
5.00%, 06/15/16 (AGM)	100	110,572
New Jersey Educational Facilities Authority RB College & University Revenue
Series D
5.00%, 07/01/16 (AGM)	100	110,638
Series E
5.00%, 07/01/16	100	111,299
New Jersey Transportation Trust Fund Authority RB Appropriations
Series AA
4.00%, 06/15/16	195	210,969
5.00%, 06/15/16	175	193,587
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/16	100	112,418
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
5.00%, 06/15/16	50	55,311
State of New Jersey GO
5.00%, 06/01/16	370	409,597
Series L
5.25%, 07/15/16 (AMBAC)	265	296,299
Series M
5.50%, 07/15/16 (AMBAC)	125	140,550
Series Q
4.00%, 08/15/16	150	163,342

		2,191,007
NEW MEXICO — 1.44%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A
5.25%, 07/01/16 (AMBAC)	100	111,680
Albuquerque Municipal School District No. 12 GO
Series B
5.00%, 08/01/16 (SAW)	150	167,214
City of Albuquerque GO
Series A
3.00%, 07/01/16	100	106,152
4.00%, 07/01/16	105	114,065
Series B
4.50%, 07/01/16 (NPFGC)	100	109,873
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/16	200	222,280
New Mexico Finance Authority RB Miscellaneous Taxes
4.00%, 06/15/16	410	445,366
Santa Fe Public School District GO
4.00%, 08/01/16 (SAW)	100	108,778
State of New Mexico RB Miscellaneous Taxes
Series B
5.00%, 07/01/16	100	111,060

		1,496,468
NEW YORK — 10.79%
City of New York GO

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Series A
3.00%, 08/01/16	$220	$233,541
Series A-1
4.00%, 08/15/16	125	136,033
5.00%, 08/01/16	125	139,094
Series B
4.00%, 08/01/16	1,490	1,619,853
5.00%, 08/01/16	315	350,516
Series C
5.00%, 08/01/16	175	194,731
Series E
5.00%, 08/01/16	500	556,375
Series F
3.00%, 08/01/16	225	238,849
5.00%, 08/01/16	240	267,060
Series G
5.00%, 08/01/16	250	278,188
5.25%, 08/01/16	200	223,940
Series I
3.00%, 08/01/16	200	212,310
5.00%, 08/01/16	100	111,275
Series J
5.00%, 08/01/16	280	311,570
Series J-1
4.00%, 08/01/16	150	163,073
5.00%, 08/01/16	440	489,610
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.75%, 07/01/16 (SAP)	95	107,072
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/16	200	221,922
Series BB
4.00%, 06/15/16	100	108,626
Series EE
3.00%, 06/15/16	120	127,424
5.00%, 06/15/16	115	127,605
Series FF
5.00%, 06/15/16	215	238,566
Series GG
5.00%, 06/15/16	100	110,961
New York City Transitional Finance Authority RB Income Tax Revenue
Series C-1
3.00%, 08/01/16	200	212,798
4.00%, 08/01/16	100	108,962
Series S-1
5.00%, 07/15/16 (SAW)	250	277,902
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.00%, 07/15/16 (NPFGC-FGIC)	105	114,076
5.00%, 07/15/16 (SAW)	250	277,902
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
5.00%, 08/01/16	100	111,526
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/16	525	581,264
Series A
4.00%, 07/01/16	100	108,242
5.00%, 07/01/16	95	105,331
5.00%, 07/01/16 (GOI)	140	155,632
Series B
5.00%, 07/01/16	225	250,423
New York State Dormitory Authority RB Income Tax Revenue

Security	Principal (000s)	Value

Series D
4.00%, 06/15/16	$125	$135,783
5.00%, 06/15/16	100	111,065
Series E
5.00%, 08/15/16	200	223,474
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/16 (SAP)	100	111,140
5.00%, 08/01/16	100	111,471
New York State Environmental Facilities Corp. RB Water Revenue
3.00%, 06/15/16	150	158,940
5.00%, 06/15/16	100	111,091
Series A
5.00%, 06/15/16	570	633,219
5.50%, 06/15/16	100	112,310
Series C
4.00%, 06/15/16	150	162,593
North Syracuse Central School District GO
Series B
3.00%, 06/15/16 (SAW)	100	105,432
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/16 (AGM)	250	278,732
Smithtown Central School District GO
4.00%, 08/01/16 (SAW)	100	108,639

		11,236,141
NORTH CAROLINA — 2.13%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/16	200	222,952
City of Charlotte GO
5.00%, 08/01/16	295	329,338
City of Charlotte RB Water & Sewer Revenue
Series A
5.00%, 07/01/16	275	305,781
County of Davidson GO
5.00%, 06/01/16 (AGM)	125	138,515
County of Forsyth GO
3.50%, 08/01/16	100	107,793
4.00%, 07/01/16	150	163,222
County of Mecklenburg GO
Series A
4.00%, 08/01/16	115	125,436
5.00%, 08/01/16	150	167,460
State of North Carolina GO
Series A
5.00%, 06/01/20 (PR 06/01/16)	100	110,855
5.25%, 06/01/16	350	390,453
Series B
5.00%, 06/01/16	140	155,340

		2,217,145
OHIO — 1.93%
City of Columbus GO
Series 2012-3
5.00%, 08/15/16	125	139,679
Series A
4.00%, 07/01/16	100	108,763
Ohio State Water Development Authority RB Water Revenue
Series A
5.00%, 06/01/16	350	387,933
State of Ohio GO
5.00%, 08/01/16	200	222,786

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Series A
5.00%, 06/15/16	$125	$138,609
5.00%, 06/15/18 (PR 06/15/16)	185	205,374
Series C
5.00%, 08/01/16	425	473,586
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16	300	331,737

		2,008,467
OKLAHOMA — 0.93%
City of Tulsa GO
Series A
4.00%, 06/01/16	100	108,287
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
4.00%, 06/01/16 (BHAC)	100	108,161
5.00%, 06/01/16 (BHAC)	55	60,806
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/16	250	270,540
State of Oklahoma GO
Series A
2.50%, 07/15/16	200	209,998
Tulsa County Independent School District No. 3 Broken Arrow GO
2.00%, 06/01/16	200	206,698

		964,490
OREGON — 0.71%
City of Portland RB Sewer Revenue
Series A
5.00%, 08/01/16	100	111,339
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16 (AGM,GTD)	100	110,965
State of Oregon GO
Series A
4.00%, 08/01/16	165	179,929
5.00%, 08/01/16	100	111,613
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16 (AGM)	200	221,574

		735,420
PENNSYLVANIA — 3.81%
City of Philadelphia GO
5.00%, 08/01/16 (CIFG)	100	110,404
City of Philadelphia RB Port Airport & Marina Revenue
Series A
4.00%, 06/15/16	125	134,404
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/16	140	154,798
Series C
5.00%, 08/01/16 (AGM)	250	277,810
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16	200	222,280
Third Series
5.38%, 07/01/16 (NPFGC)	885	991,819
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A

Security	Principal (000s)	Value

4.00%, 07/01/16	$495	$538,248
5.00%, 07/01/16	465	517,168
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
Series AG
5.00%, 06/15/16	90	99,706
Series AL
5.00%, 06/15/16	100	110,732
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16	430	475,933
Pennsylvania State University RB College & University Revenue
5.25%, 08/15/16	100	112,199
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
5.00%, 06/01/16 (AGM)	200	219,818

		3,965,319
PUERTO RICO — 1.17%
Commonwealth of Puerto Rico GO
0.00%, 07/01/16	100	76,370
6.00%, 07/01/16 (NPFGC)	185	183,315
Series A
5.00%, 07/01/16 (AGM)	100	100,023
5.50%, 07/01/16 (NPFGC)	250	245,440
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series LL
5.50%, 07/01/16 (NPFGC)	320	314,089
Series ZZ
4.00%, 07/01/16	100	88,011
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/16 (ETM) (FGIC)	100	112,567
Series CC
5.00%, 07/01/16	100	93,596

		1,213,411
RHODE ISLAND — 0.32%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16 (NPFGC-FGIC)	125	137,535
State of Rhode Island GO
Series A
5.00%, 08/01/16 (AMBAC)	180	200,353

		337,888
SOUTH CAROLINA — 0.34%
State of South Carolina GO
Series A
4.00%, 06/01/16	325	352,807

		352,807
SOUTH DAKOTA — 0.11%
Sioux Falls School District No. 49-5 GO
Series B
5.00%, 07/01/16	100	111,087

		111,087
TENNESSEE — 1.22%
Metropolitan Government of Nashville & Davidson County GO

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Series B
4.00%, 08/01/16	$125	$136,175
5.00%, 08/01/21 (PR 08/01/16)	420	468,082
Series D
5.00%, 07/01/16	200	222,332
Metropolitan Government of Nashville & Davidson County RB Water & Sewer Revenue
Series A
5.00%, 07/01/16	150	166,235
State of Tennessee GO
Series A
4.00%, 08/01/16	250	272,687

		1,265,511
TEXAS — 6.68%
Alamo Community College District GOL
5.63%, 08/15/16 (NPFGC-FGIC)	100	113,061
Austin Independent School District GO
Series A
4.00%, 08/01/16 (NPFGC)	100	108,913
City of Corpus Christi RB Multiple Utility Revenue
5.00%, 07/15/16 (AGM)	85	94,365
5.25%, 07/15/16 (AGM)	260	290,282
City of El Paso GOL
Series A
5.00%, 08/15/16	150	166,814
City of Irving RB Waterworks & Sewer Revenue
5.00%, 08/15/16	115	128,281
City of San Antonio GOL
5.00%, 08/01/16	100	111,558
County of Bexar GOL
4.00%, 06/15/16	100	108,472
County of Harris GO
Series C
5.00%, 08/15/16	100	111,716
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/16 (NPFGC)	325	362,082
County of Tarrant GOL
5.00%, 07/15/16	300	333,972
Denton Independent School District GO
5.00%, 08/15/16 (PSF)	200	223,320
Eanes Independent School District GO
5.00%, 08/01/16 (PSF)	100	111,503
Edinburg Consolidated Independent School District GO
Series A
5.00%, 08/15/16 (AGM)	150	167,364
Fort Bend Independent School District GO
5.00%, 08/15/16 (PSF)	320	357,312
Frisco Independent School District GO
Series A
5.25%, 08/15/16 (PSF)	100	112,310
Houston Independent School District GOL
Series A
5.00%, 08/15/16 (PSF)	275	307,065
Leander Independent School District GO
5.00%, 08/15/16 (PSF)	100	111,576
Lewisville Independent School District GO
5.00%, 08/15/16 (PSF)	245	273,567
Series A
4.00%, 08/15/16 (PSF)	125	136,324
Magnolia Independent School District GO
5.00%, 08/15/16 (PSF)	100	111,576

Security	Principal (000s)	Value

North East Independent School District GO
5.00%, 08/01/16 (PSF)	$240	$267,607
Series A
5.00%, 08/01/16 (PSF)	100	111,503
Northside Independent School District GO
Series A
5.25%, 08/15/16 (PSF)	150	168,465
Round Rock Independent School District GO
5.00%, 08/01/16	200	223,006
Series A
4.00%, 08/01/16	100	108,940
Socorro Independent School District GO
Series A
5.00%, 08/15/16 (PSF)	150	167,490
State of Texas GO
5.00%, 08/01/16	165	184,071
Series B
5.00%, 08/01/16	200	223,116
Series C
4.00%, 08/01/16	100	108,994
Series E
5.00%, 08/01/16	100	111,558
Texas Tech University RB College & University Revenue
Series S
3.00%, 08/15/16	100	106,350
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/16	470	523,177
University of Texas System Board of Regents RB College & University Revenue
5.25%, 08/15/16	100	112,618
Series A
5.00%, 08/15/16	200	223,934
Series B
4.25%, 08/15/16	100	110,012
Series C
5.00%, 08/15/16	330	369,491

		6,961,765
UTAH — 2.48%
County of Salt Lake RB Sales Tax Revenue
Series A
5.00%, 08/15/16	100	111,493
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
4.00%, 07/01/16	100	108,476
5.00%, 07/01/16	100	110,955
5.00%, 07/01/16 (AMBAC)	130	144,241
Metropolitan Water District of Salt Lake & Sandy RB Water Revenue
Series A
4.00%, 07/01/16	220	238,762
Ogden City School District GO
5.00%, 06/15/16 (GTD)	150	166,176
State of Utah GO
Series A
2.00%, 07/01/16	120	124,619
4.00%, 07/01/16	200	217,630
5.00%, 07/01/16	1,130	1,260,673
Series C
5.00%, 07/01/16	90	100,408

		2,583,433

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

VIRGINIA — 2.36%
Commonwealth of Virginia GO
Series B
4.00%, 06/01/16	$360	$390,802
County of Arlington GO
Series C
4.00%, 08/15/16	200	218,502
Virginia Beach Development Authority RB Miscellaneous Revenue
Series A
5.00%, 07/15/16	100	111,055
Series C
5.00%, 08/01/16	200	222,458
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/16	200	222,896
5.00%, 08/01/16 (SAP)	185	206,179
Virginia Public School Authority RB Miscellaneous Revenue
Series A
3.00%, 08/01/16 (SAW)	100	106,324
5.00%, 08/01/16	200	222,896
Series B
5.00%, 08/01/16	110	122,593
Series C
5.00%, 08/01/16 (SAW)	570	635,253

		2,458,958
WASHINGTON — 4.28%
City of Seattle RB Water Revenue
Series B
4.00%, 08/01/16	125	136,141
Clark County School District No. 114 Evergreen GO
Series B
2.00%, 06/01/16(GTD)	100	103,492
Energy Northwest RB Electric Power & Light Revenues
5.00%, 07/01/16	175	194,448
Series A
5.00%, 07/01/16	100	111,113
5.25%, 07/01/16	625	698,331
5.25%, 07/01/16 (NPFGC)	130	145,253
Series B
7.13%, 07/01/16	400	464,448
Series C
5.00%, 07/01/16	135	150,002
Series D
5.00%, 07/01/16	275	305,561
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/16	125	137,931
Series A
4.00%, 08/01/16	100	108,410
Spokane County School District No. 81 Spokane GO
4.00%, 06/01/16	100	108,161
State of Washington GO
5.00%, 07/01/16	265	294,590
5.00%, 07/01/16 (AGM)	250	277,915
Series 2010B
5.00%, 08/01/16	400	446,012
Series A
5.00%, 07/01/16	450	500,247
Series B
5.00%, 07/01/16 (AGM)	145	161,191
Series R-2011C

Security	Principal or Shares (000s)	Value

5.00%, 07/01/16	$100	$111,166

		4,454,412
WISCONSIN — 0.67%
State of Wisconsin RB Miscellaneous Revenue
Series A
5.00%, 07/01/16	150	166,631
State of Wisconsin RB Sewer Revenue
Series 2
5.00%, 06/01/16	100	110,787
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/16 (AGM)	275	307,194
State of Wisconsin RB Water Revenue
Series 2
5.00%, 06/01/16	100	110,787

		695,399

TOTAL MUNICIPAL BONDS & NOTES (Cost: $100,882,051)		102,139,009

SHORT-TERM INVESTMENTS — 1.31%

MONEY MARKET FUNDS — 1.31%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.02%[a,b]	1,366	1,365,588

		1,365,588

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,365,588)		1,365,588

TOTAL INVESTMENTS IN SECURITIES — 99.39% (Cost: $102,247,639)		103,504,597
Other Assets, Less Liabilities — 0.61%		637,058

NET ASSETS — 100.00%		$104,141,655

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

SO — Special Obligation

ST — Special Tax

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

December 31, 2013

Insured by:

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

BHAC — Berkshire Hathaway Assurance Corp.

CIFG — CIFG Assurance N.A. Inc.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

XLCA — Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

29

Schedule of Investments  (Unaudited)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.58%

ALABAMA — 0.14%
Alabama Water Pollution Control Authority RB Sewer Revenue Series B
2.50%, 08/15/17	$150	$156,161

		156,161

ALASKA — 1.03%
Borough of North Slope GO
Series A
4.00%, 06/30/17	125	138,325
5.00%, 06/30/17 (NPFGC)	290	330,884
City of Anchorage GO Series A
4.25%, 08/01/17	100	112,168
State of Alaska GO Series A
5.00%, 08/01/17	500	574,825

		1,156,202
ARIZONA — 4.81%
Arizona Transportation Board RB Federal Grant Revenue Series A
4.00%, 07/01/17	150	166,369
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/17	125	143,038
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17	450	514,935
City of Chandler GO
3.00%, 07/01/17	100	107,435
City of Glendale GOL
4.00%, 07/01/17	100	109,533
City of Glendale RB Sales Tax Revenue
5.00%, 07/01/17 (NPFGC)	100	112,400
City of Glendale RB Sewer Revenue
5.00%, 07/01/17 (NPFGC)	100	113,724
City of Mesa RB Fuel Sales Tax Revenue
5.00%, 07/01/17	100	113,134
City of Mesa RB Multiple Utility Revenue
4.00%, 07/01/17 (AGM)	100	110,439
5.25%, 07/01/17 (NPFGC-FGIC)	195	224,662
City of Phoenix GO Series A
5.00%, 07/01/17	215	246,106
City of Scottsdale RB Water & Sewer Revenue
5.00%, 07/01/17	100	114,318
City of Tempe GO Series C
5.00%, 07/01/17	250	286,170
City of Tempe RB Sales Tax Revenue
5.00%, 07/01/17	240	273,828
County of Pima GO
4.00%, 07/01/17 (AGM)	100	110,257
County of Pima RB Sewer Revenue
4.50%, 07/01/17 (AGM)	100	111,789

Security	Principal (000s)	Value

5.00%, 07/01/17 (AGM)	$100	$113,355
Maricopa County Community College District GO
4.00%, 07/01/17	200	221,680
Series C
5.00%, 07/01/17	135	154,279
Maricopa County Unified School District No. 4 Mesa GO Series C
4.00%, 07/01/17	170	187,313
Maricopa County Unified School District No. 11 Peoria GO
3.00%, 07/01/17	100	106,506
Maricopa County Unified School District No. 210 Phoenix GO
5.00%, 07/01/17 (NPFGC)	280	319,883
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/17	165	187,217
Series C
5.00%, 07/01/17	155	176,272
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/17	100	114,356
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/17	325	377,494
Series B
5.00%, 07/01/17	325	372,021
Regional Public Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/17	100	113,207
Town of Gilbert GO
5.00%, 07/01/17	100	114,356

		5,416,076

ARKANSAS — 0.10%
State of Arkansas GO Series A
5.00%, 06/01/17	100	114,418

		114,418

CALIFORNIA — 10.45%
Berkeley Unified School District GO
4.00%, 08/01/17	150	166,929
California State Public Works Board RB Lease Abatement
Series C
5.00%, 06/01/17	395	448,677
Series I
5.00%, 06/01/17	80	90,871
City of Los Angeles RB Wastewater System Revenue Series A
4.00%, 06/01/17	225	249,941
City of Pasadena RB Electric Power & Light Revenues Series A
3.00%, 06/01/17	100	107,224
County of Sacramento RB Port Airport & Marina Revenue Series D
3.75%, 07/01/17 (AGM)	380	413,117
East Side Union High School District GO Series B
4.00%, 08/01/17 (AGM)	200	221,388
Escondido Union School District GO Series B
5.00%, 08/01/17 (NPFGC-FGIC)	160	181,219

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Evergreen Elementary School District GO Series A
6.00%, 08/01/17 (AGM)	$100	$117,754
Long Beach Unified School District GO Series A
5.00%, 08/01/17	110	126,040
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement Series A
5.00%, 08/15/17	75	85,166
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17	220	252,734
Series B
5.00%, 07/01/17	805	923,948
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.13%, 07/01/17	225	251,183
5.00%, 07/01/17	385	442,284
Series A-1
5.00%, 07/01/17 (AMBAC)	200	229,758
Los Angeles Unified School District GO
Series A-1
4.00%, 07/01/17	525	584,220
5.50%, 07/01/17 (FGIC)	135	157,213
Series I
5.00%, 07/01/17	100	114,729
Series KRY
4.00%, 07/01/17	100	111,280
5.00%, 07/01/17	145	166,357
Series KY
5.00%, 07/01/17	320	367,133
M-S-R Public Power Agency RB Electric Power & Light Revenues Series L
5.00%, 07/01/17 (AGM)	100	113,835
Metropolitan Water District of Southern California RB Water Revenue Series C
4.00%, 07/01/17	100	110,950
Northern California Power Agency RB Electric Power & Light Revenues Series A
3.00%, 06/01/17	100	107,645
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/17 (NPFGC)	225	255,087
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.63%, 08/15/17 (AGM)	220	241,010
5.00%, 08/15/17 (AGM)	200	228,872
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue Series A
5.00%, 07/01/17	200	226,414
San Diego Public Facilities Financing Authority RB Water Revenue Series A
5.00%, 08/01/17	275	316,258
San Diego Unified School District GO Series D-1
5.50%, 07/01/17 (NPFGC)	305	352,318
San Francisco Bay Area Rapid Transit District GO Series C
3.00%, 08/01/17	100	108,056
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue Series A
4.00%, 07/01/17	100	111,280

Security	Principal (000s)	Value

San Francisco Unified School District GO Series A
5.00%, 06/15/17	$230	$263,371
San Mateo County Transportation Authority RB Sales Tax Revenue Series A
5.25%, 06/01/17 (NPFGC)	130	148,519
Santa Clara Unified School District GO
5.00%, 07/01/17	200	229,458
Santa Monica Community College District GO
5.00%, 08/01/17	245	281,757
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17	100	115,963
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/17	280	321,031
Series A
5.00%, 07/01/17	200	229,383
Southwestern Community College District GO Series B
5.25%, 08/01/17 (NPFGC-FGIC)	120	139,062
State of California GO
4.20%, 06/01/17 (XLCA)	100	111,383
5.00%, 06/01/17 (XLCA)	645	735,494
Series A
4.25%, 07/01/17	170	190,767
5.00%, 07/01/17	785	900,921
West Contra Costa Unified School District GO
5.00%, 08/01/17 (AGM)	100	113,413

		11,761,412
COLORADO — 0.76%
City & County of Denver GO Series A
5.00%, 08/01/17	200	229,854
County of Boulder RB Sales Tax Revenue
5.00%, 07/15/17	50	57,297
Regional Transportation District COP Lease Renewal Series A
5.00%, 06/01/17	300	338,424
University of Colorado Regents RB College & University Revenue
Series B
4.00%, 06/01/17	100	110,835
5.00%, 06/01/17	100	114,200

		850,610
CONNECTICUT — 1.30%
City of Danbury GO Series B
5.00%, 07/01/17	265	303,142
City of Hartford GO
Series A
5.25%, 08/15/17 (AMBAC)	5	5,800
5.25%, 08/15/17 (ETM) (AMBAC)	95	110,082
City of Stamford GO Series B
5.00%, 07/01/17	300	344,076
State of Connecticut GO Series C
5.00%, 06/01/17	355	404,398
State of Connecticut ST Miscellaneous Taxes
Series A

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

4.00%, 08/01/17 (AMBAC)	$100	$111,024
Series B
5.25%, 07/01/17 (AMBAC)	165	189,984

		1,468,506

DELAWARE — 1.26%
City of Wilmington GO Series A
5.00%, 06/01/17 (AGM)	100	114,054
County of New Castle GO
Series A
5.00%, 07/15/17	200	229,718
Series B
5.00%, 07/15/17	130	149,317
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/17	190	217,559
Delaware Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/17	115	131,681
State of Delaware GO
Series A
3.00%, 07/01/17	100	107,830
5.00%, 07/01/17	280	321,241
Series B
5.00%, 07/01/17	125	143,411

		1,414,811

DISTRICT OF COLUMBIA — 0.63%
District of Columbia GO
Series B
5.00%, 06/01/17 (AMBAC)	205	232,634
Series C
5.00%, 06/01/17 (AGM)	100	113,480
Series F
5.00%, 06/01/17 (BHAC)	325	368,810

		714,924

FLORIDA — 4.55%
County of Miami-Dade GO
5.00%, 07/01/17	100	113,761
Series B
5.00%, 07/01/17	100	113,761
County of Miami-Dade RB Miscellaneous Revenue
4.50%, 08/01/17 (NPFGC-FGIC)	100	111,626
5.00%, 08/01/17 (NPFGC-FGIC)	275	311,781
Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/17	220	251,090
Series B
5.00%, 07/01/17	235	268,210
Series C
5.00%, 07/01/17	180	205,438
Series E
5.00%, 07/01/17	200	228,264
Florida State Department of Environmental Protection RB Miscellaneous Taxes Series B
5.25%, 07/01/17	215	246,110
Florida State Department of Environmental Protection RB Sales Tax Revenue Series A
3.25%, 07/01/17	155	166,689

Security	Principal (000s)	Value

Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/17	$200	$228,712
Lee County School Board COP Lease Renewal Series B
5.00%, 08/01/17	100	113,149
Miami-Dade County Transit System RB Sales Surtax Revenue
4.00%, 07/01/17	115	126,337
5.00%, 07/01/17	100	113,281
5.00%, 07/01/17 (AGM)	100	113,281
State of Florida GO
5.00%, 07/01/17	140	160,255
Series A
5.00%, 06/01/17	805	919,310
5.00%, 07/01/17	210	240,383
Series B
5.00%, 06/01/17	135	154,170
Series C
5.00%, 06/01/17	270	308,340
Series D
5.00%, 06/01/17	225	256,950
5.50%, 06/01/17	150	173,823
Series E
5.00%, 06/01/17	175	199,850

		5,124,571

GEORGIA — 3.63%
County of Cobb RB Water & Sewerage Revenue
4.50%, 07/01/17	100	112,967
Forsyth County School District GO
5.00%, 06/01/17 (AGM)	300	342,927
Georgia State Road & Tollway Authority RB Federal Grant Revenue
5.00%, 06/01/17	190	216,220
Series A
4.00%, 06/01/17 (AGM)	100	110,087
Georgia State Road & Tollway Authority RB Miscellaneous Taxes Series A
5.00%, 06/01/17	425	483,650
Gwinnett County Water & Sewerage Authority RB Water Revenue Series A
4.00%, 08/01/17 (GTD)	200	222,722
State of Georgia GO
Series B
5.00%, 07/01/17	100	114,692
Series E
5.00%, 08/01/19 (PR 08/01/17)	850	979,430
5.00%, 08/01/21 (PR 08/01/17)	600	691,362
Series I
5.00%, 07/01/17	535	613,602
Series J-1
4.00%, 07/01/17	175	194,675

		4,082,334

HAWAII — 1.73%
City & County of Honolulu GO
Series A
4.00%, 08/01/17	125	139,014
Series B
2.50%, 08/01/17	100	105,925
5.00%, 08/01/17	275	315,521
City & County of Honolulu RB Wastewater Revenue

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Series A
3.25%, 07/01/17	$100	$108,259
4.25%, 07/01/17 (NPFGC)	150	167,550
5.00%, 07/01/17	125	142,851
State of Hawaii GO
Series DN
5.00%, 08/01/17	150	172,045
Series DQ
5.00%, 06/01/17	335	382,446
Series DR
5.00%, 06/01/17	155	176,953
State of Hawaii RB Fuel Sales Tax Revenue
5.50%, 07/01/17	200	232,304

		1,942,868
IDAHO — 0.09%
Ada & Canyon Counties Joint School District No. 2 Meridian GO Series 2010
3.00%, 07/30/17	100	106,989

		106,989
ILLINOIS — 2.09%
Illinois Finance Authority RB College & University Revenue Series B
5.00%, 07/01/17	100	113,947
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/17 (NPFGC-FGIC)	185	173,075
Series A
5.50%, 06/15/17 (NPFGC-FGIC)	90	103,072
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
5.20%, 06/15/17 (NPFGC)	100	113,511
Regional Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17	150	169,314
5.75%, 06/01/17 (AGM)	125	143,868
6.00%, 07/01/17 (NPFGC-FGIC)	200	232,062
State of Illinois GO Series A
5.00%, 06/01/17	450	500,112
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/17	350	396,326
5.00%, 06/15/17 (ETM)	5	5,714
Second Series
5.50%, 06/15/17 (NPFGC-FGIC)	250	287,042
Series B
4.50%, 06/15/17	100	111,545

		2,349,588
INDIANA — 0.10%
Indiana University RB College & University Revenue Series V-1
3.00%, 08/01/17	100	107,687

		107,687
IOWA — 0.64%
Iowa Finance Authority RB Miscellaneous Revenue
4.25%, 08/01/17	250	280,420
Series A
4.00%, 08/01/17	145	161,365

Security	Principal (000s)	Value

State of Iowa RB General Fund Revenue Series A
5.00%, 06/01/17	$150	$171,300
State of Iowa RB Miscellaneous Revenue
4.00%, 06/15/17	100	110,923

		724,008
KANSAS — 0.40%
Johnson County Water District No. 1 RB Water Revenue
4.50%, 06/01/17	400	449,780

		449,780
KENTUCKY — 0.30%
Kentucky State Property & Buildings Commission RB Lease Renewal Series A
5.00%, 08/01/17	100	113,790
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/17	200	228,190

		341,980
LOUISIANA — 0.41%
Louisiana Public Facilities Authority RB Miscellaneous Revenue
4.00%, 06/01/17 (AMBAC)	165	176,596
State of Louisiana GO Series C
5.00%, 07/15/17	250	286,485

		463,081
MAINE — 0.51%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/17 (AGM)	100	114,058
State of Maine GO
5.00%, 06/01/17	400	456,944

		571,002
MARYLAND — 5.18%
City of Baltimore RB Sewer Revenue Series D
5.00%, 07/01/17 (AMBAC)	150	171,422
County of Baltimore GO
5.00%, 08/01/17	190	218,434
County of Frederick GO
4.00%, 06/01/17	50	55,382
County of Howard GO Series B
5.00%, 08/15/17	215	247,364
County of Montgomery GO
5.00%, 07/01/17	200	229,384
Series A
5.00%, 07/01/17	100	114,692
5.00%, 08/01/17	200	229,930
County of Prince George’s GOL
Series A
5.00%, 07/15/22 (PR 07/15/17)	250	287,342
Series B
5.00%, 07/15/17	100	114,821
Series C

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

5.00%, 08/01/17	$200	$229,930
Maryland State Department of Transportation RB Income Tax Revenue Second Series
5.00%, 06/01/17	100	114,345
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/17	225	257,636
Series A
4.00%, 07/01/17	380	422,028
5.00%, 07/01/17	100	114,505
State of Maryland GO
Second Series
5.00%, 07/15/17	250	287,052
5.00%, 08/01/17	410	471,356
Second Series A
3.00%, 08/15/17	100	107,961
Second Series B
5.00%, 08/01/17	275	316,154
5.25%, 08/15/17	285	330,554
Series B
4.50%, 08/01/17	250	283,003
5.00%, 08/01/17	425	488,601
Washington Suburban Sanitary District GO
5.00%, 06/01/17	250	286,045
Series A
5.00%, 06/01/17	400	457,672

		5,835,613
MASSACHUSETTS — 5.47%
Commonwealth of Massachusetts GO Series C
5.25%, 08/01/17	210	242,338
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/17	400	458,076
Series B
3.00%, 07/01/17	100	107,363
5.00%, 06/01/17	210	239,335
5.00%, 07/01/17	250	285,610
5.00%, 08/01/17	100	114,519
Series D
5.50%, 08/01/17	215	250,000
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series B
5.25%, 07/01/17	385	444,017
Series C
5.50%, 07/01/17	705	819,817
5.50%, 07/01/17 (ETM)	5	5,826
Series D
5.00%, 07/01/17 (ETM)	500	574,020
Massachusetts Health & Educational Facilities Authority RB College & University Revenue
5.38%, 07/01/17	300	347,955
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series B
4.50%, 07/01/17 (AGM)	100	110,951
Series D
5.00%, 07/01/17 (AGM)	120	135,187
Massachusetts School Building Authority RB Sales Tax Revenue Series B
4.00%, 08/15/17	300	333,783
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
5.25%, 08/01/17	500	579,235

Security	Principal (000s)	Value

Series 14
3.50%, 08/01/17	$100	$109,672
5.00%, 08/01/17	100	114,965
Series A
5.25%, 08/01/17	310	359,126
Massachusetts Water Resources Authority RB General Revenue Series J
5.25%, 08/01/17 (AGM)	455	525,880

		6,157,675
MICHIGAN — 0.50%
Michigan Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/17	395	451,556
Michigan State University Board of Trustees RB College & University Revenue Series A
4.00%, 08/15/17	100	110,845

		562,401
MINNESOTA — 1.95%
State of Minnesota GO
5.00%, 08/01/17	300	344,664
Series A
5.00%, 06/01/17	100	114,345
5.00%, 08/01/17	260	298,709
Series B
5.00%, 08/01/17	250	287,220
Series C
5.00%, 08/01/17	175	201,054
Series D
3.00%, 08/01/17	150	161,751
5.00%, 08/01/17	415	476,785
Series F
4.00%, 08/01/17	280	311,811

		2,196,339
MISSISSIPPI — 0.10%
Mississippi Development Bank RB Miscellaneous Revenue Series C
5.00%, 08/01/17	100	112,886

		112,886
MISSOURI — 0.41%
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
5.00%, 07/01/17	250	286,542
Series B
5.00%, 07/01/17	150	171,926

		458,468
MONTANA — 0.20%
Montana State Department of Transportation RB Federal Grant Revenue
4.00%, 06/01/17	200	220,968

		220,968

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

NEBRASKA — 0.25%
City of Omaha GO
5.00%, 06/01/17	$250	$285,318

		285,318
NEVADA — 1.76%
Clark County School District GOL Series B
4.50%, 06/15/17 (AMBAC)	300	336,027
County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/17 (AMBAC)	250	284,032
County of Clark RB Port Airport & Marina Revenue Series D
5.00%, 07/01/17	200	226,562
County of Clark RB Sales Tax Revenue Series B
3.00%, 07/01/17	150	159,707
State of Nevada GOL Series D
5.00%, 06/01/17	425	484,164
State of Nevada RB Miscellaneous Revenue
5.00%, 06/01/17	230	262,324
Washoe County School District GOL
Series A
4.13%, 06/01/17	110	121,406
Series F
3.00%, 06/01/17	100	106,532

		1,980,754
NEW HAMPSHIRE — 0.89%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A
5.00%, 08/15/17	475	543,937
State of New Hampshire GO
Series A
5.00%, 07/01/17	100	114,542
Series B
4.00%, 06/01/17	100	110,906
5.00%, 06/01/17	200	228,544

		997,929
NEW JERSEY — 3.33%
Camden County Municipal Utilities Authority RB Sewer Revenue
5.25%, 07/15/17 (GTD)	100	114,336
New Jersey Building Authority RB Lease Appropriation
Series A
3.00%, 06/15/17	100	106,325
5.00%, 06/15/17	250	282,892
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/17	150	165,599
New Jersey Educational Facilities Authority RB College & University Revenue Series F
4.50%, 07/01/17	250	282,417
New Jersey Transportation Trust Fund Authority RB Appropriations Series AA
5.00%, 06/15/17	315	356,901
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.75%, 06/15/17	315	364,663

Security	Principal (000s)	Value

State of New Jersey GO
5.00%, 06/01/17	$215	$244,760
5.00%, 08/01/17	100	114,360
5.00%, 06/01/23 (PR 06/01/17)	115	131,658
5.00%, 06/01/25 (PR 06/01/17)	150	171,728
5.00%, 06/01/26 (PR 06/01/17)	100	114,485
5.00%, 06/01/27 (PR 06/01/17)	170	194,624
Series H
5.25%, 07/01/17	125	143,694
Series L
5.25%, 07/15/17 (AMBAC)	330	379,794
Series N
5.50%, 07/15/17 (NPFGC-FGIC)	400	463,832
Series Q
5.00%, 08/15/17	100	114,484

		3,746,552
NEW MEXICO — 1.62%
City of Albuquerque GO Series A
4.00%, 07/01/17	100	110,986
City of Albuquerque RB Miscellaneous Taxes Series B
5.00%, 07/01/17	150	171,702
New Mexico Finance Authority RB Federal Grant Revenue Series B
5.00%, 06/15/17	400	457,892
Santa Fe Public School District GO
5.00%, 08/01/17 (SAW)	150	171,816
State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/17	100	114,356
Series A
5.00%, 07/01/17	700	800,492

		1,827,244
NEW YORK — 10.71%
City of Albany GOL Series A
2.00%, 07/01/17	100	102,526
City of New York GO
Series A
3.00%, 08/01/17	100	106,820
Series A-1
4.00%, 08/01/17	115	126,877
4.00%, 08/15/17	250	276,028
4.20%, 08/01/17	210	233,161
5.00%, 08/01/17	715	813,920
Series B
4.00%, 08/01/17	100	110,328
5.00%, 08/01/17	300	341,505
Series C
3.00%, 08/01/17	100	106,820
4.00%, 08/01/17	250	275,820
5.00%, 08/01/17	780	887,913
5.25%, 08/01/17	100	114,788
Series E
4.00%, 08/01/17	225	248,238
5.00%, 08/01/17	725	825,304
Series G
4.00%, 08/01/17	215	237,205
5.00%, 08/01/17	100	113,835

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Series H
4.00%, 08/01/17	$200	$220,656
Series I
5.00%, 08/01/17	450	512,257
Series I-1
4.00%, 08/01/17	100	110,328
5.00%, 08/01/17	300	341,505
Series J-1
5.00%, 08/01/17	235	267,512
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/17	390	445,033
Series EE
5.00%, 06/15/17	155	176,872
Series FF-1
4.00%, 06/15/17	190	210,355
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
5.00%, 08/01/17	100	114,684
Series S-1
4.00%, 07/15/17 (SAW)	250	275,738
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
4.50%, 07/15/17 (SAW)	275	308,077
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-3
4.00%, 08/01/17	335	372,389
New York City Trust for Cultural Resources RB Miscellaneous Revenue Series D
4.00%, 08/01/17	250	276,592
New York State Dormitory Authority RB College & University Revenue
4.75%, 07/01/17	100	112,940
5.00%, 07/01/17	345	392,603
Series A
3.10%, 07/01/17	200	213,910
5.00%, 07/01/17	175	199,147
6.00%, 07/01/17 (NPFGC)	100	117,836
New York State Dormitory Authority RB Income Tax Revenue
Series D
3.00%, 06/15/17	100	107,492
5.00%, 06/15/17	340	388,603
New York State Dormitory Authority RB Miscellaneous Revenue
3.00%, 07/01/17	100	106,720
5.00%, 07/01/17	285	323,902
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/17	250	285,830
5.50%, 06/15/17	175	203,058
Series A
5.00%, 06/15/17	270	308,696
5.00%, 08/15/17	200	229,682
Series B
5.00%, 06/15/17	125	142,915
Series C
5.00%, 06/15/17	230	262,964
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/17 (AGM)	100	114,590

		12,063,974
NORTH CAROLINA — 1.71%
City of Charlotte GO
5.00%, 08/01/17	495	569,077
City of Charlotte RB Water & Sewer Revenue

Security	Principal (000s)	Value

5.00%, 07/01/17	$100	$114,542
Series B
5.00%, 07/01/17	100	114,542
City of Greensboro RB Water Revenue
5.25%, 06/01/17	175	201,322
County of Mecklenburg GO Series A
5.00%, 08/01/17	235	270,168
State of North Carolina GO Series B
5.00%, 06/01/17	570	652,182

		1,921,833
OHIO — 2.50%
City of Columbus GO Series 2012-3
5.00%, 08/15/17	525	603,829
Ohio State University (The) RB College & University Revenue Series A
4.00%, 06/01/17	100	110,799
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/17	495	565,290
State of Ohio GO
Series B
5.00%, 08/01/17	430	493,360
Series C
5.00%, 08/01/17	465	532,988
State of Ohio RB Federal Grant Revenue Series 2008-1
5.00%, 06/15/17	250	283,985
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/17 (AGM)	100	113,594
5.50%, 06/15/17 (AGM)	100	115,289

		2,819,134
OKLAHOMA — 0.59%
Grand River Dam Authority RB Electric Power & Light Revenues Series A
5.00%, 06/01/17 (BHAC)	150	170,700
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
4.00%, 07/01/17	100	110,548
Oklahoma County Independent School District No. 89
3.00%, 07/01/17	100	106,684
State of Oklahoma GO
Series A
4.00%, 07/15/17	125	138,890
5.00%, 07/15/17	125	143,243

		670,065
OREGON — 0.72%
City of Portland RB Sewer Revenue Series A
5.00%, 06/15/17	200	228,576
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17 (AGM,GTD)	190	217,218
Lane County School District No. 4J Eugene GO
4.00%, 06/15/17 (GTD)	100	110,923
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17 (AGM,GTD)	100	115,065

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Portland Community College District GO
5.00%, 06/15/17	$125	$142,906

		814,688

PENNSYLVANIA — 4.02%
City of Philadelphia GO Series A
5.25%, 08/01/17 (AGM)	150	170,751
City of Philadelphia RB Water & Wastewater Revenue Series A
5.00%, 06/15/17 (AGM)	175	198,662
Commonwealth of Pennsylvania GO
Second Series
5.00%, 08/01/20 (PR 08/01/17)	175	201,400
Series T
5.00%, 07/01/17	250	286,075
Third Series
5.00%, 07/15/17	575	658,697
5.38%, 07/01/17	325	376,096
5.38%, 07/01/17 (AGM)	450	520,749
County of Bucks GO
5.00%, 06/01/17	150	171,464
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
5.75%, 07/01/17	450	503,370
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/17	475	544,255
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
3.50%, 08/01/17	150	163,295
5.00%, 08/01/17	175	199,864
Series AN
5.00%, 06/15/17	125	141,856
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/17	145	164,924
Pennsylvania State University RB College & University Revenue Series B
5.25%, 08/15/17	100	115,634
Pennsylvania Turnpike Commission RB Highway Revenue Tolls Series A
5.00%, 06/01/17 (AGM)	100	112,700

		4,529,792

PUERTO RICO — 1.32%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/17	205	179,129
5.50%, 07/01/17 (FGIC)	200	181,318
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.38%, 07/01/17 (XLCA)	365	326,014
Series LL
5.50%, 07/01/17 (NPFGC)	170	164,240
Series TT
5.00%, 07/01/17	100	85,534
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/17 (NPFGC)	155	167,560
Series BB
5.25%, 07/01/17 (AMBAC)	150	143,313

Security	Principal (000s)	Value

Puerto Rico Municipal Finance Agency GO Series C
5.25%, 08/01/17 (AGM)	$240	$240,214

		1,487,322

SOUTH CAROLINA — 0.50%
North Charleston District RB Sewer Revenue
4.00%, 07/01/17	100	110,548
State of South Carolina GO
Series A
5.00%, 06/01/17	200	228,836
5.00%, 07/01/17 (SAW)	200	229,384

		568,768

SOUTH DAKOTA — 0.20%
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/17 (AGM)	200	226,670

		226,670

TENNESSEE — 0.85%
City of Johnson GO
4.00%, 06/01/17	100	110,656
Metropolitan Government of Nashville & Davidson County GO Series A
5.00%, 07/01/17	485	555,349
Metropolitan Government of Nashville & Davidson County RB Water & Sewer Revenue
5.00%, 07/01/17	135	153,378
State of Tennessee GO Series A
4.00%, 08/01/17	120	133,724

		953,107

TEXAS — 6.94%
Austin Independent School District GO
5.00%, 08/01/17 (PSF)	215	246,943
City of Arlington GOL Series A
4.00%, 08/15/17	115	127,950
City of Carrollton GOL
4.00%, 08/15/17	200	221,596
City of Dallas RB Miscellaneous Revenue
5.00%, 08/15/17 (AGM)	100	112,313
City of El Paso GOL
5.00%, 08/15/17	100	114,004
City of Houston RB Port Airport & Marina Revenue Series B
5.00%, 07/01/17 (NPFGC-FGIC)	150	169,921
City of San Antonio GOL
5.00%, 08/01/17	115	132,078
Clear Creek Independent School District GO Series B
3.00%, 02/15/35	100	106,355
Corpus Christi Independent School District GO
5.00%, 08/15/17	100	114,821
County of Harris GOL Series C
5.00%, 08/15/17	225	258,435

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

County of Harris RB Highway Revenue Tolls Series A
5.00%, 08/15/17 (NPFGC)	$175	$200,464
County of Tarrant GOL
4.00%, 07/15/17	150	166,724
5.00%, 07/15/17	200	229,264
Del Mar College District GOL
5.00%, 08/15/17	100	114,619
Denton Independent School District GO
4.50%, 08/15/17	125	140,384
El Paso Independent School District GO
5.00%, 08/15/17 (PSF)	200	230,008
Houston Independent School District GOL Series A
5.00%, 08/15/17 (PSF)	300	345,012
Keller Independent School District GO
1.50%, 08/15/17 (PSF)	100	102,458
Klein Independent School District GO
Series A
4.00%, 08/01/17	250	277,560
5.00%, 08/01/17 (PSF)	100	114,857
Leander Independent School District GO Series A
0.00%, 08/15/17 (PSF)	50	48,053
Lone Star College System GO Series A
5.00%, 08/15/17	100	114,387
Magnolia Independent School District GO
5.00%, 08/15/17 (PSF)	100	114,541
Mesquite Independent School District GO
4.25%, 08/15/17 (PSF)	230	258,361
North East Independent School District GO
5.00%, 08/01/17 (PSF)	120	137,828
Series A
5.00%, 08/01/17 (PSF)	250	287,142
Northside Independent School District GO
4.00%, 08/15/17 (PSF)	100	111,440
Round Rock Independent School District GO
5.00%, 08/01/17	205	235,457
5.00%, 08/01/17 (PSF)	170	195,257
Series A
4.00%, 08/01/17	125	139,164
State of Texas GO
Series A
5.00%, 08/01/17	200	229,700
Series B
5.00%, 08/01/17	100	114,850
Series D
4.00%, 08/01/17	100	111,324
Series E
4.00%, 08/01/17	315	350,671
Texas A&M University Board of Regents RB College & University Revenue
5.00%, 07/01/17	250	286,355
Texas Tech University RB College & University Revenue Series A
5.00%, 08/15/17	100	114,744
Texas Water Development Board RB Water Revenue Series A
5.00%, 07/15/17	225	257,922
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/17	175	201,411
Series B

Security	Principal (000s)	Value

3.00%, 08/15/17	$250	$269,902
5.00%, 08/15/17	130	149,620
5.25%, 08/15/17	260	301,558
Series C
5.00%, 08/15/17	125	143,865
Series E
5.00%, 08/15/17	100	115,092

		7,814,410
UTAH — 2.15%
Davis County School District GO
5.00%, 06/01/17 (GTD)	100	114,127
Intermountain Power Agency RB Electric Power & Light Revenues Series A
4.00%, 07/01/17	300	331,533
State of Utah GO
Series A
4.00%, 07/01/17	510	567,339
5.00%, 07/01/17	765	880,263
Series C
4.00%, 07/01/17	100	111,243
5.00%, 07/01/17	360	414,241

		2,418,746
VIRGINIA — 2.56%
City of Richmond GO Series C
5.00%, 07/15/17 (SAW)	100	114,632
City of Virginia Beach GO Series B
5.00%, 07/15/17	175	200,671
Commonwealth of Virginia GO
Series A-1
5.00%, 06/01/17	125	143,022
Series B
4.00%, 06/01/17	130	144,364
5.00%, 06/01/17	150	171,627
County of Henrico GO
5.00%, 07/15/17	150	172,231
Virginia Beach Development Authority RB Miscellaneous Revenue Series B
5.00%, 08/01/17	100	114,354
Virginia Public Building Authority RB Miscellaneous Revenue Series A
5.00%, 08/01/17	445	510,402
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/17	100	114,697
Series B
5.00%, 08/01/17	280	321,152
5.25%, 08/01/17	410	473,870
Series 2009C
5.00%, 08/01/17 (SAW)	125	143,371
Series 2010C
5.00%, 08/01/17 (SAW)	230	263,803

		2,888,196

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

WASHINGTON — 6.01%
Clark County School District No. 114 Evergreen GO Series B
3.00%, 06/01/17 (GTD)	$150	$160,941
County of King GOL Series B
5.00%, 06/01/17	100	114,200
Energy Northwest RB Electric Power & Light Revenues
Series A
4.00%, 07/01/17	145	160,930
4.50%, 07/01/17	240	270,499
5.00%, 07/01/17	1,365	1,561,969
5.25%, 07/01/17 (NPFGC)	260	299,757
Series B
5.00%, 07/01/17	315	360,455
Series C
0.00%, 07/01/17	100	95,766
5.25%, 07/01/17 (NPFGC)	100	115,291
Series D
5.00%, 07/01/17	100	114,430
Port of Seattle RB Port Airport & Marina Revenue
4.00%, 06/01/17	100	109,880
Series A
4.00%, 08/01/17	200	220,420
State of Washington COP Lease Appropriation Series B
4.50%, 07/01/17	240	268,558
State of Washington GO
Series 2010A
5.00%, 08/01/17	125	143,466
Series B
5.00%, 07/01/17	100	114,505
5.00%, 07/01/17 (AGM)	200	229,010
Series C
5.00%, 06/01/17	75	85,677
5.50%, 07/01/17	155	180,153
Series R-2007C
5.00%, 07/01/17	575	658,404
Series R-2011B
5.00%, 07/01/17	225	257,636
Series R-2011C
5.00%, 07/01/17	920	1,053,446
Series R-2013A
5.00%, 07/01/17	165	188,933

		6,764,326

WEST VIRGINIA — 0.10%
West Virginia School Building Authority RB Miscellaneous Revenue
5.00%, 07/01/17	100	113,539

		113,539

WISCONSIN — 1.11%
State of Wisconsin RB Miscellaneous Revenue
Series 1
4.00%, 07/01/17	225	248,323
5.00%, 07/01/17	100	113,798
5.00%, 07/01/17 (NPFGC-FGIC)	125	142,945
Series 2
4.00%, 07/01/17	125	138,641

Security	Principal or Shares (000s)	Value

State of Wisconsin RB Water Revenue Series 2
5.00%, 06/01/17	$100	$114,127
Wisconsin Electric Power Co.
4.00%, 07/01/17	150	165,494
Wisconsin Public Power Inc. RB Electric Power & Light Revenues Series A
5.00%, 07/01/17 (AGM)	285	323,481

		1,246,809

TOTAL MUNICIPAL BONDS & NOTES (Cost: $109,362,416)		111,000,534

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.02%[a,b]	199	198,726

		198,726

TOTAL SHORT-TERM INVESTMENTS (Cost: $198,726)		198,726

TOTAL INVESTMENTS IN SECURITIES — 98.76% (Cost: $109,561,142)		111,199,260
Other Assets, Less Liabilities — 1.24%		1,400,839

NET ASSETS — 100.00%		$112,600,099

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

39

Schedule of Investments  (Unaudited)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 97.54%

ALABAMA — 0.50%
State of Alabama GO
Series A
5.00%, 08/01/18	$50	$58,411
Series C
5.00%, 06/01/18	100	116,469

		174,880

ALASKA — 0.95%
Borough of North Slope GO Series A
5.50%, 06/30/18	40	47,302
City of Anchorage GO Series B
5.00%, 08/01/18	100	116,910
State of Alaska GO
Series A
4.00%, 08/01/18	100	112,654
5.00%, 08/01/18	50	58,553

		335,419

ARIZONA — 3.70%
Arizona State University Board of Regents RB College & University Revenue Series A
4.00%, 07/01/18	30	33,543
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/18	80	93,202
City of Mesa GO
5.00%, 07/01/18 (NPFGC-FGIC)	30	34,680
City of Phoenix GO Series C
4.00%, 07/01/18	50	56,139
City of Scottsdale GO
3.00%, 07/01/18	50	53,931
City of Scottsdale RB Water & Sewer Revenue
5.00%, 07/01/18	50	58,228
City of Tempe GO Series A
4.00%, 07/01/18	25	28,034
County of Pima GO
4.00%, 07/01/18 (AGM)	50	55,581
County of Pima RB Fuel Sales Tax Revenue
4.00%, 07/01/18	50	55,328
Maricopa County Community College District GO
4.00%, 07/01/18	165	185,257
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue Series A
5.00%, 07/01/18	115	132,559
Phoenix Civic Improvement Corp. RB Sewer Revenue
5.00%, 07/01/18	100	115,837
Phoenix Civic Improvement Corp. RB Water Revenue
5.25%, 07/01/18 (NPFGC-FGIC)	150	176,607

Security	Principal (000s)	Value

University of Arizona Board of Regents COP College & University Revenue Series C
5.00%, 06/01/18	$100	$114,341
Yavapai County Community College District GOL
4.00%, 07/01/18	100	110,839

		1,304,106

CALIFORNIA — 12.01%
Burbank Unified School District GO Series C
0.00%, 08/01/18 (NPFGC-FGIC)	50	45,489
City of Cupertino COP 2012 Lease Appropriation
2.00%, 07/01/18	50	51,703
City of Los Angeles RB Wastewater System Revenue Series A
5.00%, 06/01/18	200	233,793
County of Sacramento RB Port Airport & Marina Revenue Series D
3.90%, 07/01/18 (AGM)	110	120,201
Desert Sands Unified School District GO
4.00%, 08/01/18	50	56,196
Foothill-De Anza Community College District GO Series C
5.25%, 08/01/18 (NPFGC-FGIC)	70	83,000
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18 (AGM)	135	157,468
Livermore-Amador Valley Water Management Agency RB Sewer Revenue
5.00%, 08/01/18	100	115,660
Long Beach Unified School District GO Series A
5.00%, 08/01/18	40	46,696
Los Altos Elementary School District GO
3.00%, 08/01/18	100	108,631
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/18	125	146,586
Los Angeles County Metropolitan Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/18	50	58,013
Los Angeles County Public Works Financing Authority RB Lease Abatement Series A
5.00%, 08/01/18	100	115,756
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/18	175	189,238
4.00%, 07/01/18	35	39,379
5.00%, 07/01/18	160	187,784
Los Angeles Department of Water & Power RB Water Revenue Series B
5.00%, 07/01/18	35	40,994
Los Angeles Unified School District GO
Series A-1
5.50%, 07/01/18 (FGIC)	250	298,165
Series KRY
5.00%, 07/01/18	75	87,808
M-S-R Public Power Agency RB Electric Power & Light Revenues Series L
5.00%, 07/01/18 (AGM)	50	57,966
New Haven Unified School District GO
5.00%, 08/01/18 (AGM)	125	144,475

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Northern California Power Agency RB Electric Power & Light Revenues Series A
5.00%, 07/01/18	$35	$40,526
San Diego Unified School District GO Series A
0.00%, 07/01/18 (NPFGC-FGIC)	40	36,379
San Francisco Bay Area Rapid Transit District GO Series C
5.00%, 08/01/18	150	175,878
San Francisco Unified School District GO Series E
5.00%, 06/15/18	70	81,752
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/18	260	304,246
State of California GO
4.50%, 08/01/18	95	108,541
Series A
4.40%, 07/01/18	220	251,832
5.00%, 07/01/18	725	848,808

		4,232,963
COLORADO — 0.83%
City & County of Denver GO
5.25%, 08/01/18	45	53,176
Series A
5.00%, 08/01/18	115	134,614
University of Colorado Regents RB College & University Revenue
5.00%, 06/01/18	90	104,738

		292,528
CONNECTICUT — 1.67%
City of Bristol GO
4.00%, 07/15/18	60	66,914
State of Connecticut ST Miscellaneous Taxes Series B
5.25%, 07/01/18 (AMBAC)	100	117,163
Town of Watertown GO Series B
5.00%, 07/01/18	150	174,611
Town of West Hartford GO Series A
5.00%, 07/01/18	100	116,933
University of Connecticut RB College & University Revenue Series A
4.00%, 08/15/18	100	112,279

		587,900
DELAWARE — 1.16%
County of New Castle GO Series B
4.00%, 07/15/18	105	118,285
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/18	25	29,149
State of Delaware GO
5.00%, 07/01/18	225	263,207

		410,641

Security	Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.20%
District of Columbia GO Series B
5.25%, 06/01/18 (AMBAC)	$60	$69,957

		69,957
FLORIDA — 5.03%
County of Hillsborough School Board COP Lease Appropriation
5.50%, 07/01/18	100	117,248
County of Miami-Dade RB Miscellaneous Revenue
5.25%, 08/01/18 (NPFGC-FGIC)	50	57,948
Florida State Board of Education RB Lottery Revenue Series A
4.50%, 07/01/18	170	193,224
Florida State Department of Environmental Protection RB Miscellaneous Taxes Series B
5.25%, 07/01/18	225	262,224
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/18	145	168,790
Miami-Dade County School Board COP Lease Appropriation Series A
5.00%, 08/01/18 (AMBAC)	50	57,427
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/18	70	80,491
Palm Beach County School District COP Lease appropriation Series 2012C
5.00%, 08/01/18	100	114,702
State of Florida GO
5.00%, 07/01/18	100	116,646
Series A
5.00%, 06/01/18	300	349,407
Series B
5.00%, 06/01/18	100	116,469
Series D
5.00%, 06/01/18	75	87,352
Series E
5.00%, 06/01/18	45	52,411

		1,774,339
GEORGIA — 2.62%
Douglasville-Douglas County Water & Sewer Authority RB Water Revenue
5.00%, 06/01/18	40	46,326
Georgia State Road & Tollway Authority RB Federal Grant Revenue Series A
5.00%, 06/01/18	110	127,293
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/18 (AGM)	130	150,437
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series B
4.00%, 07/01/18	50	55,836
State of Georgia GO
Series A
5.00%, 07/01/18	100	116,933
Series B
4.25%, 08/01/18	50	56,883
5.00%, 07/01/18	100	116,933
Series I
5.00%, 07/01/18	215	251,406

		922,047

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

HAWAII — 1.52%
City & County of Honolulu GO
4.00%, 08/01/18	$50	$56,117
City & County of Honolulu RB Wastewater Revenue Series 2009A
5.00%, 07/01/18	60	69,303
County of Maui GO
5.00%, 06/01/18	50	58,164
State of Hawaii GO Series DO
5.00%, 08/01/18	200	233,350
State of Hawaii RB Fuel Sales Tax Revenue Series B
5.25%, 07/01/18 (AGM)	100	117,594

		534,528
ILLINOIS — 2.74%
Du Page Cook & Will Counties Community College District No. 502 GO Series A
5.00%, 06/01/18	50	57,767
Metropolitan Pier & Exposition Authority RB Dedicated State Tax Revenue
0.00%, 06/15/18 (NPFGC-FGIC)	55	51,258
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/18 (AGM)	50	58,340
Series B
5.50%, 06/01/18 (NPFGC)	75	86,718
State of Illinois GO
0.00%, 08/01/18	100	87,861
4.00%, 07/01/18	220	236,683
5.00%, 08/01/18	100	111,978
State of Illinois RB Sales Tax Revenue Series B
5.00%, 06/15/18	240	274,788

		965,393
INDIANA — 0.61%
Indiana University RB College & University Revenue Series 2008A
5.00%, 06/01/18	100	116,375
Purdue University Trustees RB College & University Revenue Series Y
5.00%, 07/01/18	85	99,271

		215,646
IOWA — 0.53%
Iowa City Community School District GO Series B
3.00%, 06/01/18	50	53,875
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/18	65	75,991
Series A
5.00%, 08/01/18	50	58,455

		188,321

Security	Principal (000s)	Value

KENTUCKY — 0.57%
Kentucky State Property & Buildings Commission RB General Fund Series A
5.00%, 08/01/18	$75	$86,565
Kentucky Turnpike Authority RB Economic Development Road Revenue Series A
5.00%, 07/01/18	50	58,037
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/18	50	58,037

		202,639
MAINE — 0.13%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/18 (AGM)	40	46,392

		46,392
MARYLAND — 4.91%
County of Baltimore GO
5.00%, 08/01/18	125	146,381
County of Frederick GO
4.00%, 08/01/18	25	28,068
County of Harford GO
5.00%, 07/01/18	50	58,371
County of Howard GO
Series A
5.00%, 08/15/18	100	117,088
Series B
5.00%, 08/15/18	50	58,544
County of Montgomery GO Series A
5.00%, 08/01/18	100	117,105
County of Montgomery GOL Series A
5.00%, 08/01/18	100	117,105
Maryland State Transportation Authority RB Highway Revenue Tolls Series A
4.00%, 07/01/18	100	112,230
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/18	60	69,959
State of Maryland GO
4.00%, 08/15/18	185	208,493
5.25%, 08/15/18	50	59,154
Second Series
5.00%, 07/15/18	150	175,524
Series B
5.00%, 08/01/18	150	175,658
Washington Suburban Sanitary Commission GO Series A
4.00%, 06/01/18	100	112,452
Washington Suburban Sanitary District GO
5.00%, 06/01/18	55	64,213
Series A
4.00%, 06/01/18	100	112,452

		1,732,797
MASSACHUSETTS — 4.21%
Commonwealth of Massachusetts GOL
Series A

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

3.70%, 08/01/18	$100	$110,714
Series B
4.00%, 06/01/18	240	268,198
4.00%, 07/01/18	25	27,976
5.00%, 08/01/18	75	87,362
Series D
5.50%, 08/01/18	160	189,920
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/18	100	112,137
Series D
5.00%, 07/01/18	100	116,646
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue Series 12B
5.00%, 08/01/18	85	99,373
Massachusetts Water Pollution Abatement Trust RB Water Revenue Series 15A
5.00%, 08/01/18	205	240,065
Massachusetts Water Resources Authority RB Water Revenue
5.00%, 08/01/18	200	233,350

		1,485,741
MICHIGAN — 0.46%
Michigan Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/18	140	162,904

		162,904
MINNESOTA — 1.54%
State of Minnesota GO
Series A
5.00%, 08/01/18	200	234,016
Series F
4.00%, 08/01/18	275	309,537

		543,553
MISSOURI — 0.08%
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue Series A
5.00%, 07/01/18	25	29,186

		29,186
MONTANA — 0.49%
Montana State Department of Transportation RB Federal Grant Revenue
5.00%, 06/01/18	150	173,802

		173,802
NEBRASKA — 0.32%
Douglas County School District No. 17 GO
4.00%, 06/15/18	100	112,085

		112,085
NEVADA — 0.59%
County of Clark RB Port Airport & Marina Revenue
Series A
5.25%, 07/01/18	55	63,760
Series D

Security	Principal (000s)	Value

5.00%, 07/01/18	$50	$57,494
State of Nevada GOL
5.00%, 06/01/18	25	28,967
5.00%, 08/01/18	50	58,095

		208,316
NEW HAMPSHIRE — 1.03%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series C
5.50%, 08/15/18	165	195,687
State of New Hampshire GO
Series A
5.00%, 07/01/18	100	116,742
Series B
4.00%, 06/01/18	45	50,520

		362,949
NEW JERSEY — 2.67%
New Jersey Economic Development Authority RB Lease Revenue
5.00%, 06/15/18	50	58,017
New Jersey Economic Development Authority RB Miscellaneous Taxes Series A
0.00%, 07/01/18 (NPFGC)	55	48,921
New Jersey Educational Facilities Authority RB College & University Revenue Series J
5.00%, 07/01/18	50	58,466
New Jersey Transportation Trust Fund Authority RB Appropriations Series A
5.00%, 06/15/18	230	264,417
New Jersey Transportation Trust Fund Authority RB General Fund Series A
5.75%, 06/15/18	50	59,020
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue Series B
5.00%, 06/15/18	75	86,223
State of New Jersey GO
5.00%, 06/01/18	70	81,108
Series H
5.25%, 07/01/18	145	169,817
Series L
5.25%, 07/15/18 (AMBAC)	50	58,601
Series Q
5.00%, 08/15/18	50	58,134

		942,724
NEW MEXICO — 2.29%
Albuquerque Municipal School District No. 12 GO Series A
3.00%, 08/01/18 (SAW)	100	107,932
City of Albuquerque GO Series A
4.00%, 07/01/18	50	56,091
New Mexico Finance Authority RB Federal Grant Revenue
5.00%, 06/15/18	200	233,294
New Mexico Finance Authority RB Miscellaneous Revenue
4.00%, 06/01/18	60	67,223
Santa Fe Public School District GO
4.00%, 08/01/18 (SAW)	150	168,066

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Santa Fe RB Sales Tax Revenue Series A
4.00%, 06/01/18	$25	$27,907
State of New Mexico RB Miscellaneous Taxes Series A
5.00%, 07/01/18	125	145,509

		806,022
NEW YORK — 10.40%
City of New York GO
5.00%, 08/01/18	250	288,350
Series B
5.00%, 08/01/18	245	282,583
Series C
4.00%, 08/01/18	110	122,022
5.00%, 08/01/18	85	98,039
5.25%, 08/01/18	70	81,577
Series D
5.00%, 08/01/18	45	51,903
Series E
4.00%, 08/01/18	125	138,661
Series F
5.00%, 08/01/18	50	57,670
Series I
5.00%, 08/01/18	155	178,777
Series I-1
5.00%, 08/01/18	145	167,243
County of Onondaga GO Series A
5.00%, 06/15/18	125	146,451
County of Orange GO Series A
5.00%, 07/15/18	25	29,206
Metropolitan Transportation Authority RB Miscellaneous Revenue Series A
5.75%, 07/01/18 (SAP)	130	154,517
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/18	50	58,060
Series C
5.25%, 06/15/18	100	117,673
Series D
0.00%, 06/15/18	60	56,513
Series FF-1
5.00%, 06/15/18	50	58,060
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
5.00%, 07/15/18 (SAW)	140	162,089
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-3
5.00%, 08/01/18	85	98,940
New York State Dormitory Authority RB College & University Revenue
Series A
4.00%, 07/01/18	150	166,329
4.00%, 07/01/18 (GOI)	135	151,385
5.00%, 07/01/18	100	115,458
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/18	110	127,731

Security	Principal (000s)	Value

Series E
5.00%, 08/15/18	$125	$145,607
New York State Dormitory Authority RB Miscellaneous Revenue
4.00%, 07/01/18	30	33,321
5.00%, 07/01/18	50	57,729
5.50%, 07/01/18 (NPFGC-FGIC)	140	164,681
New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/18	150	174,603
Series B
5.00%, 06/15/18	125	145,502
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 07/15/18 (GOI)	30	34,860

		3,665,540
NORTH CAROLINA — 2.61%
City of Charlotte RB Port Airport & Marina Revenue
5.00%, 07/01/18	25	28,758
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/18	150	175,113
City of Greensboro RB Water Revenue
5.25%, 06/01/18	70	82,214
County of Forsyth GO
5.00%, 07/01/18	70	81,853
County of Guilford GO Series D
4.00%, 08/01/18	25	28,164
County of Mecklenburg GO Series A
5.00%, 08/01/18	25	29,276
State of North Carolina GO Series D
3.00%, 06/01/18	350	378,378
Town of Cary GO Series A
5.00%, 06/01/18	100	116,751

		920,507
OHIO — 2.41%
City of Columbus GO Series A
4.00%, 06/01/18	205	230,055
Ohio State University (The) RB College & University Revenue Series A
5.00%, 06/01/18	50	58,164
Ohio State Water Development Authority RB Water Revenue Series B
5.00%, 06/01/18	70	81,529
State of Ohio GO
Series A
4.00%, 08/01/18	200	224,278
Series C
3.00%, 08/01/18	50	53,850
4.00%, 08/01/18	75	84,104
State of Ohio RB Federal Grant Revenue Series 2008-1
5.75%, 06/15/18	100	118,836

		850,816
OKLAHOMA — 0.98%
County of Oklahoma GOL Series A
3.75%, 08/01/18	50	55,514

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Oklahoma Capital Improvement Authority RB Lease Appropriation Series A
5.00%, 07/01/18	$100	$115,837
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/18	150	173,826

		345,177
OREGON — 1.13%
City of Portland RB Sewer Revenue Series A
5.00%, 06/15/18	150	174,615
Portland Community College District GO
5.00%, 06/15/18	100	116,552
State of Oregon GO Series A
4.00%, 08/01/18	95	106,976

		398,143
PENNSYLVANIA — 4.20%
City of Philadelphia RB Water & Wastewater Revenue Series A
5.00%, 06/15/18	50	57,643
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18	200	232,656
5.00%, 07/01/18	135	157,279
Third Series
5.38%, 07/01/18 (AGM)	245	289,443
County of Bucks GO
5.00%, 06/01/18	55	64,187
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/18	385	449,087
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
5.00%, 06/15/18	100	115,380
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/18	100	115,793

		1,481,468
PUERTO RICO — 0.60%
Commonwealth of Puerto Rico GO
0.00%, 07/01/18	40	25,994
Series A
5.50%, 07/01/18	50	41,844
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.38%, 07/01/18 (XLCA)	65	56,112
Series WW
5.50%, 07/01/18	60	50,213
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue Series A
4.50%, 08/01/18	40	38,205

		212,368

Security	Principal (000s)	Value

SOUTH CAROLINA — 0.33%
State of South Carolina RB Port Airport & Marina Revenue
5.00%, 07/01/18	$100	$114,659

		114,659
SOUTH DAKOTA — 0.32%
South Dakota Conservancy District RB Water Revenue Series 2012B
4.00%, 08/01/18	100	112,273

		112,273
TENNESSEE — 0.76%
Metropolitan Government of Nashville & Davidson County GO
5.00%, 07/01/18	230	268,065

		268,065
TEXAS — 5.57%
City of San Antonio GOL
4.50%, 08/01/18	50	57,420
College Station Independent School District GO
4.00%, 08/15/18 (PSF)	50	56,266
Coppell Independent School District GO Series B
0.00%, 08/15/18	145	133,325
DeSoto Independent School District GO
4.00%, 08/15/18 (PSF)	140	157,543
Fort Bend Independent School District GO
5.00%, 08/15/18 (PSF)	100	117,013
Hays Consolidated Independent School District GO
5.00%, 08/15/18 (PSF)	100	117,013
Keller Independent School District GO Series A
0.00%, 08/15/18 (PSF)	25	23,273
Leander Independent School District GO
5.25%, 08/15/18 (PSF)	50	58,869
Series B
0.00%, 08/15/18	170	155,740
Lewisville Independent School District GO Series A
4.00%, 08/15/18 (PSF)	25	28,133
Mesquite Independent School District GO Series A
5.00%, 08/15/18 (PSF)	50	58,507
North Texas Municipal Water District RB Sewer Revenue
4.00%, 06/01/18	50	55,974
Northside Independent School District GO
4.00%, 08/15/18 (PSF)	30	33,759
Spring Independent School District GO
3.50%, 08/15/18 (PSF)	100	110,290
State of Texas GO
Series B
3.00%, 08/01/18	150	162,246
Series C
5.00%, 08/01/18	40	46,826
Texas A&M University Board of Regents RB College & University Revenue
5.00%, 07/01/18	150	175,113
Texas Water Development Board RB Water Revenue
4.00%, 07/15/18	75	84,138
University of Texas System Board of Regents RB College & University Revenue

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Principal (000s)	Value

Series B
4.00%, 08/15/18	$150	$168,760
5.25%, 08/15/18	140	165,354

		1,965,562

UTAH — 3.26%
Granite School District Board of Education GO
5.00%, 06/01/18 (GTD)	65	75,461
Intermountain Power Agency RB Electric Power & Light Revenues Series A
4.00%, 07/01/18	145	161,588
State of Utah GO
Series A
4.00%, 07/01/23 (PR 07/01/18)	55	62,010
5.00%, 01/01/24 (PR 07/01/18)	150	175,759
Series C
3.00%, 07/01/18	50	54,068
5.00%, 07/01/18	400	469,656
Utah Transit Authority RB Sales Tax Revenue Series A
5.00%, 06/15/18 (AGM)	130	151,333

		1,149,875

VERMONT — 0.42%
State of Vermont GO Series D
4.00%, 08/15/18	130	146,259

		146,259

VIRGINIA — 3.57%
City of Alexandria GO
5.00%, 06/15/18 (SAW)	100	116,837
City of Richmond GO Series B
5.00%, 07/15/18	150	175,312
City of Virginia Beach GO Series B
5.00%, 07/15/18	100	116,823
County of Fairfax RB Sewer Revenue
5.00%, 07/15/18	50	58,484
County of Henrico GO Series A
5.00%, 08/01/18	100	117,105
County of Loudoun GO Series A
5.00%, 07/01/18	100	116,837
Virginia Beach Development Authority RB Miscellaneous Revenue Series B
5.00%, 08/01/18	50	58,289
Virginia Public Building Authority RB Miscellaneous Revenue Series B
5.00%, 08/01/18 (SAP)	35	40,836
Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 07/15/18 (SAW)	50	58,508
5.00%, 08/01/18	100	116,675
Series B
5.00%, 08/01/18 (SAW)	75	87,506
Series C

Security	Principal (000s)	Value

4.00%, 08/01/18 (SAW)	$175	$196,410

		1,259,622

WASHINGTON — 6.30%
City of Seattle RB Electric Power & Light Revenues Series A
5.00%, 06/01/18	110	127,961
County of Pierce RB Sewer Revenue
5.00%, 08/01/18	50	58,192
Energy Northwest RB Electric Power & Light Revenues
5.00%, 07/01/18	75	87,377
Series A
5.00%, 07/01/18	175	203,880
5.25%, 07/01/18	100	117,594
Energy Northwest RB Nuclear Revenue Series A
5.00%, 07/01/18	505	588,340
State of Washington COP Lease Appropriation Series A
5.00%, 07/01/18	100	115,553
State of Washington GO
Series 2010A
5.00%, 08/01/18	100	116,821
Series 2013A
5.00%, 08/01/18	115	134,344
Series A
5.00%, 08/01/18	150	175,232
Series B
5.00%, 08/01/18	75	87,616
Series D
5.00%, 07/01/18	200	233,292
Series R-2011C
5.00%, 07/01/18	150	174,969

		2,221,171

WISCONSIN — 1.32%
State of Wisconsin RB Miscellaneous Revenue Series 1
5.00%, 07/01/18	250	291,138
State of Wisconsin RB Sewer Revenue Series 2
5.00%, 06/01/18	25	29,070
Wisconsin Public Power Inc. RB Electric Power & Light Revenues Series A
5.00%, 07/01/18 (AGM)	125	144,146

		464,354

TOTAL MUNICIPAL BONDS & NOTES (Cost: $34,373,312)		34,393,637

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

December 31, 2013

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 1.79%

MONEY MARKET FUNDS — 1.79%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.02%[a,b]	631	630,536

		630,536

TOTAL SHORT-TERM INVESTMENTS (Cost: $630,536)		630,536

TOTAL INVESTMENTS IN SECURITIES — 99.33% (Cost: $35,003,848)		35,024,173
Other Assets, Less Liabilities — 0.67%		236,552

NET ASSETS — 100.00%		$35,260,725

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

47

Schedule of Investments  (Unaudited)

iSHARES® ASIA 50 ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.62%

CHINA — 24.70%
China Construction Bank Corp. Class H	18,256,960	$13,774,395
China Life Insurance Co. Ltd. Class H	1,680,000	5,254,232
China Mobile Ltd.	1,148,000	11,903,814
China Petroleum & Chemical Corp. Class H	5,713,600	4,664,464
CNOOC Ltd.	3,584,000	6,665,327
Industrial and Commercial Bank of China Ltd. Class H	18,200,115	12,299,675
PetroChina Co. Ltd. Class H	4,704,000	5,156,730
Ping An Insurance (Group) Co. of China Ltd. Class H	420,000	3,761,922
Want Want China Holdings Ltd.[a]	1,512,000	2,184,027

		65,664,586
HONG KONG — 20.86%
AIA Group Ltd.[b]	2,072,000	10,395,073
BOC Hong Kong (Holdings) Ltd.	784,000	2,512,642
Cheung Kong (Holdings) Ltd.	297,000	4,688,415
CLP Holdings Ltd.	448,000	3,541,822
Galaxy Entertainment Group Ltd.[c]	560,000	5,023,118
Hang Seng Bank Ltd.	162,400	2,632,749
Hong Kong and China Gas Co. Ltd. (The)[a]	1,298,892	2,978,469
Hong Kong Exchanges and Clearing Ltd.	236,200	3,938,824
Hutchison Whampoa Ltd.	514,000	6,987,019
Li & Fung Ltd.	1,344,000	1,733,355
Power Assets Holdings Ltd.	280,000	2,226,278
Sands China Ltd.	537,600	4,392,321
Sun Hung Kai Properties Ltd.	349,000	4,426,781

		55,476,866
SINGAPORE — 9.31%
DBS Group Holdings Ltd.	392,500	5,315,817
Jardine Matheson Holdings Ltd.[a]	44,800	2,343,488
Keppel Corp. Ltd.	336,000	2,977,855
Oversea-Chinese Banking Corp. Ltd.	525,000	4,241,248
Singapore Telecommunications Ltd.	1,680,000	4,869,951
United Overseas Bank Ltd.	297,000	4,996,262

		24,744,621
SOUTH KOREA — 26.69%
Hyundai Heavy Industries Co. Ltd.	10,696	2,604,702
Hyundai Mobis Co. Ltd.	15,512	4,313,992
Hyundai Motor Co.	36,232	8,119,456
KB Financial Group Inc.	84,186	3,370,312
Kia Motors Corp.	59,976	3,188,187
KT&G Corp.	25,648	1,810,561
LG Chem Ltd.	9,515	2,700,282
POSCO	17,248	5,336,118
Samsung Electronics Co. Ltd.	26,824	34,872,344
Shinhan Financial Group Co. Ltd.	103,688	4,647,219

		70,963,173
TAIWAN — 18.06%
Cathay Financial Holding Co. Ltd.	1,789,825	2,897,615
China Steel Corp.	2,714,008	2,458,712

Security	Shares	Value

Chunghwa Telecom Co. Ltd.	840,551	$2,625,708
CTBC Financial Holding Co. Ltd.	3,360,000	2,294,227
Delta Electronics Inc.	385,000	2,196,051
Formosa Chemicals & Fibre Corp.	784,804	2,211,939
Formosa Plastics Corp.	1,064,071	2,874,083
Fubon Financial Holding Co. Ltd.	1,568,000	2,293,851
Hon Hai Precision Industry Co. Ltd.	2,525,727	6,788,154
MediaTek Inc.	280,112	4,168,291
Nan Ya Plastics Corp.	1,189,510	2,749,920
Taiwan Semiconductor Manufacturing Co. Ltd.	4,088,343	14,472,132

		48,030,683
TOTAL COMMON STOCKS (Cost: $212,166,180)		264,879,929

SHORT-TERM INVESTMENTS — 1.71%

MONEY MARKET FUNDS — 1.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	4,073,007	4,073,007
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	238,569	238,569
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	224,542	224,542

		4,536,118

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,536,118)		4,536,118

TOTAL INVESTMENTS IN SECURITIES — 101.33% (Cost: $216,702,298)		269,416,047
Other Assets, Less Liabilities — (1.33)%		(3,535,312)

NET ASSETS — 100.00%		$265,880,735

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

48

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P 500 ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 2.77%
Boeing Co. (The)	2,247,288	$306,732,339
General Dynamics Corp.	1,088,254	103,982,670
Honeywell International Inc.	2,550,676	233,055,266
L-3 Communications Holdings Inc.	288,059	30,781,985
Lockheed Martin Corp.	874,908	130,063,823
Northrop Grumman Corp.	721,370	82,676,216
Precision Castparts Corp.	472,012	127,112,831
Raytheon Co.	1,038,951	94,232,856
Rockwell Collins Inc.	439,149	32,461,894
Textron Inc.	913,741	33,589,119
United Technologies Corp.	2,744,084	312,276,759

		1,486,965,758
AIR FREIGHT & LOGISTICS — 0.82%
C.H. Robinson Worldwide Inc.	492,831	28,751,761
Expeditors International of Washington Inc.	668,128	29,564,664
FedEx Corp.	967,805	139,141,325
United Parcel Service Inc. Class B	2,323,529	244,156,427

		441,614,177
AIRLINES — 0.22%
Delta Air Lines Inc.	2,780,013	76,366,957
Southwest Airlines Co.	2,264,173	42,657,019

		119,023,976
AUTO COMPONENTS — 0.43%
BorgWarner Inc.	739,354	41,337,282
Delphi Automotive PLC	909,953	54,715,474
Goodyear Tire & Rubber Co. (The)	805,304	19,206,500
Johnson Controls Inc.	2,227,763	114,284,242

		229,543,498
AUTOMOBILES — 0.74%
Ford Motor Co.	12,822,515	197,851,407
General Motors Co.[a]	3,702,902	151,337,605
Harley-Davidson Inc.	718,518	49,750,186

		398,939,198
BEVERAGES — 2.16%
Beam Inc.	529,999	36,071,732
Brown-Forman Corp. Class B NVS	526,575	39,793,272
Coca-Cola Co. (The)	12,344,303	509,943,157
Coca-Cola Enterprises Inc.	784,800	34,633,224
Constellation Brands Inc. Class Aa	541,518	38,112,037
Dr Pepper Snapple Group Inc.	652,128	31,771,676
Molson Coors Brewing Co. Class B NVS	513,920	28,856,608
Monster Beverage Corp.[a,b]	441,396	29,913,407
PepsiCo Inc.	4,985,052	413,460,213

		1,162,555,326

Security	Shares	Value

BIOTECHNOLOGY — 2.43%
Alexion Pharmaceuticals Inc.[a,b]	637,869	$84,874,849
Amgen Inc.	2,451,246	279,834,243
Biogen Idec Inc.	767,880	214,814,430
Celgene Corp.	1,339,565	226,332,903
Gilead Sciences Inc.[a,b]	4,984,246	374,566,087
Regeneron Pharmaceuticals Inc.[a,b]	255,568	70,342,536
Vertex Pharmaceuticals Inc.[a,b]	759,599	56,438,206

		1,307,203,254
BUILDING PRODUCTS — 0.07%
Allegion PLC[a]	291,438	12,878,645
Masco Corp.	1,160,366	26,421,534

		39,300,179
CAPITAL MARKETS — 2.23%
Ameriprise Financial Inc.	633,016	72,828,491
Bank of New York Mellon Corp. (The)	3,734,761	130,492,549
BlackRock Inc.[a]	413,140	130,746,416
Charles Schwab Corp. (The)	3,773,852	98,120,152
E*TRADE Financial Corp.[a,b]	936,920	18,401,109
Franklin Resources Inc.	1,311,944	75,738,527
Goldman Sachs Group Inc. (The)	1,370,134	242,869,953
Invesco Ltd.	1,440,512	52,434,637
Legg Mason Inc.	346,192	15,052,428
Morgan Stanley	4,504,895	141,273,507
Northern Trust Corp.	730,029	45,181,495
State Street Corp.	1,427,595	104,771,197
T. Rowe Price Group Inc.	847,856	71,024,897

		1,198,935,358
CHEMICALS — 2.55%
Air Products and Chemicals Inc.	686,559	76,743,565
Airgas Inc.	215,632	24,118,439
CF Industries Holdings Inc.	186,240	43,401,370
Dow Chemical Co. (The)	3,943,090	175,073,196
E.I. du Pont de Nemours and Co.	3,010,637	195,601,086
Eastman Chemical Co.	500,186	40,365,010
Ecolab Inc.	882,063	91,972,709
FMC Corp.	433,161	32,686,329
International Flavors & Fragrances Inc.	264,842	22,771,115
LyondellBasell Industries NV Class A	1,420,689	114,052,913
Monsanto Co.	1,709,402	199,230,803
Mosaic Co. (The)	1,107,406	52,347,082
PPG Industries Inc.	461,509	87,529,797
Praxair Inc.	957,216	124,466,796
Sherwin-Williams Co. (The)	280,420	51,457,070
Sigma-Aldrich Corp.	388,892	36,559,737

		1,368,377,017
COMMERCIAL BANKS — 2.79%
BB&T Corp.	2,290,600	85,485,192
Comerica Inc.	594,520	28,263,481
Fifth Third Bancorp	2,868,853	60,331,979
Huntington Bancshares Inc.	2,699,390	26,049,113
KeyCorp	2,914,098	39,107,195
M&T Bank Corp.[b]	423,194	49,268,245
PNC Financial Services Group Inc. (The)[c]	1,730,270	134,234,347

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2013

Security	Shares	Value

Regions Financial Corp.	4,476,775	$44,275,305
SunTrust Banks Inc.	1,739,422	64,028,124
U.S. Bancorp	5,936,597	239,838,519
Wells Fargo & Co.	15,581,033	707,378,898
Zions Bancorp	599,027	17,946,849

		1,496,207,247
COMMERCIAL SERVICES & SUPPLIES — 0.49%
ADT Corp. (The)	650,013	26,306,026
Cintas Corp.	327,025	19,487,420
Iron Mountain Inc.	555,008	16,844,493
Pitney Bowes Inc.	658,646	15,346,452
Republic Services Inc.	877,795	29,142,794
Stericycle Inc.[a,b]	278,551	32,359,269
Tyco International Ltd.	1,512,008	62,052,808
Waste Management Inc.	1,417,910	63,621,622

		265,160,884
COMMUNICATIONS EQUIPMENT — 1.74%
Cisco Systems Inc.	17,379,327	390,165,891
F5 Networks Inc.[a,b]	252,159	22,911,167
Harris Corp.	347,278	24,243,477
Juniper Networks Inc.[a]	1,641,264	37,043,329
Motorola Solutions Inc.	748,230	50,505,525
QUALCOMM Inc.	5,491,545	407,747,216

		932,616,605
COMPUTERS & PERIPHERALS — 4.09%
Apple Inc.	2,924,539	1,640,988,078
EMC Corp.	6,690,137	168,256,945
Hewlett-Packard Co.	6,247,716	174,811,094
NetApp Inc.	1,107,541	45,564,237
SanDisk Corp.	734,081	51,782,074
Seagate Technology PLC	1,059,810	59,518,930
Western Digital Corp.	684,055	57,392,214

		2,198,313,572
CONSTRUCTION & ENGINEERING — 0.17%
Fluor Corp.	530,886	42,624,837
Jacobs Engineering Group Inc.[a]	428,106	26,966,397
Quanta Services Inc.[a,b]	701,073	22,125,864

		91,717,098
CONSTRUCTION MATERIALS — 0.05%
Vulcan Materials Co.	422,417	25,100,018

		25,100,018
CONSUMER FINANCE — 1.01%
American Express Co.	2,994,840	271,721,833
Capital One Financial Corp.	1,874,708	143,621,380
Discover Financial Services	1,556,467	87,084,329
SLM Corp.	1,417,819	37,260,283

		539,687,825
CONTAINERS & PACKAGING — 0.22%
Avery Dennison Corp.	315,233	15,821,544

Security	Shares	Value

Ball Corp.	469,997	$24,280,045
Bemis Co. Inc.	335,926	13,759,529
MeadWestvaco Corp.	577,656	21,332,836
Owens-Illinois Inc.[a]	535,542	19,161,693
Sealed Air Corp.	637,105	21,693,425

		116,049,072
DISTRIBUTORS — 0.08%
Genuine Parts Co.	501,658	41,732,929

		41,732,929
DIVERSIFIED CONSUMER SERVICES — 0.07%
Graham Holdings Co. Class B	14,312	9,493,436
H&R Block Inc.	888,156	25,792,050

		35,285,486
DIVERSIFIED FINANCIAL SERVICES — 5.19%
Bank of America Corp.	34,669,804	539,808,848
Berkshire Hathaway Inc. Class Ba	5,850,902	693,682,941
Citigroup Inc.	9,858,596	513,731,438
CME Group Inc.	1,024,321	80,368,226
IntercontinentalExchange Group Inc.	373,832	84,082,293
J.P. Morgan Chase & Co.	12,219,088	714,572,266
Leucadia National Corp.	1,018,932	28,876,533
McGraw Hill Financial Inc.	879,961	68,812,950
Moody’s Corp.	615,106	48,267,368
NASDAQ OMX Group Inc. (The)	377,306	15,016,779

		2,787,219,642
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.14%
AT&T Inc.	17,123,357	602,057,232
CenturyLink Inc.	1,920,731	61,175,282
Frontier Communications Corp.[b]	3,261,034	15,163,808
Verizon Communications Inc.	9,302,180	457,109,125
Windstream Holdings Inc.[b]	1,944,675	15,518,507

		1,151,023,954
ELECTRIC UTILITIES — 1.60%
American Electric Power Co. Inc.	1,583,458	74,010,827
Duke Energy Corp.	2,295,146	158,388,025
Edison International	1,058,785	49,021,745
Entergy Corp.	579,512	36,665,724
Exelon Corp.	2,784,449	76,266,058
FirstEnergy Corp.	1,359,157	44,824,998
NextEra Energy Inc.	1,400,607	119,919,971
Northeast Utilities	1,023,990	43,406,936
Pepco Holdings Inc.	815,129	15,593,418
Pinnacle West Capital Corp.	357,224	18,904,294
PPL Corp.	2,048,039	61,625,494
Southern Co. (The)	2,867,479	117,882,062
Xcel Energy Inc.	1,617,158	45,183,395

		861,692,947
ELECTRICAL EQUIPMENT — 0.78%
AMETEK Inc.	795,367	41,891,980
Eaton Corp. PLC	1,542,861	117,442,579
Emerson Electric Co.	2,288,737	160,623,563

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2013

Security	Shares	Value

Rockwell Automation Inc.	450,635	$53,247,032
Roper Industries Inc.	322,753	44,759,386

		417,964,540
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.42%
Amphenol Corp. Class A	514,382	45,872,587
Corning Inc.	4,702,587	83,800,100
FLIR Systems Inc.	462,285	13,914,779
Jabil Circuit Inc.	603,510	10,525,214
TE Connectivity Ltd.	1,333,463	73,487,146

		227,599,826
ENERGY EQUIPMENT & SERVICES — 1.87%
Baker Hughes Inc.	1,440,244	79,587,883
Cameron International Corp.[a]	773,053	46,019,845
Diamond Offshore Drilling Inc.[b]	226,834	12,911,391
Ensco PLC Class A	759,107	43,405,738
FMC Technologies Inc.[a,b]	768,886	40,143,538
Halliburton Co.	2,757,826	139,959,670
Helmerich & Payne Inc.	348,219	29,278,254
Nabors Industries Ltd.	847,626	14,401,166
National Oilwell Varco Inc.	1,392,070	110,711,327
Nobel Corp. PLC	823,577	30,859,430
Rowan Companies PLC Class Aa	405,418	14,335,581
Schlumberger Ltd.	4,280,703	385,734,147
Transocean Ltd.	1,101,459	54,434,104

		1,001,782,074
FOOD & STAPLES RETAILING — 2.33%
Costco Wholesale Corp.	1,420,465	169,049,540
CVS Caremark Corp.	3,868,929	276,899,248
Kroger Co. (The)	1,691,074	66,848,155
Safeway Inc.	802,196	26,127,524
Sysco Corp.	1,889,867	68,224,199
Wal-Mart Stores Inc.	5,258,870	413,820,480
Walgreen Co.	2,831,367	162,633,720
Whole Foods Market Inc.	1,209,254	69,931,159

		1,253,534,025
FOOD PRODUCTS — 1.57%
Archer-Daniels-Midland Co.	2,140,040	92,877,736
Campbell Soup Co.	583,584	25,257,516
ConAgra Foods Inc.	1,371,003	46,202,801
General Mills Inc.	2,062,934	102,961,036
Hershey Co. (The)	486,827	47,334,189
Hormel Foods Corp.[b]	437,037	19,740,961
J.M. Smucker Co. (The)	341,691	35,406,021
Kellogg Co.	835,650	51,033,146
Kraft Foods Group Inc.	1,938,081	104,501,328
McCormick & Co. Inc. NVS	429,170	29,578,396
Mead Johnson Nutrition Co. Class A	656,339	54,974,955
Mondelez International Inc. Class A	5,701,265	201,254,654
Tyson Foods Inc. Class Ab	882,828	29,539,425

		840,662,164
GAS UTILITIES — 0.11%
AGL Resources Inc.	387,649	18,308,662

Security	Shares	Value

ONEOK Inc.	670,412	$41,686,218

		59,994,880
HEALTH CARE EQUIPMENT & SUPPLIES — 2.03%
Abbott Laboratories	5,026,236	192,655,626
Baxter International Inc.	1,764,845	122,744,970
Becton, Dickinson and Co.	630,708	69,686,927
Boston Scientific Corp.[a]	4,339,023	52,155,056
C.R. Bard Inc.	253,164	33,908,786
CareFusion Corp.[a]	686,926	27,353,393
Covidien PLC	1,495,949	101,874,127
DENTSPLY International Inc.	463,270	22,459,330
Edwards Lifesciences Corp.[a,b]	355,500	23,377,680
Intuitive Surgical Inc.[a,b]	123,935	47,600,955
Medtronic Inc.	3,245,604	186,265,213
St. Jude Medical Inc.	948,279	58,745,884
Stryker Corp.	959,157	72,071,057
Varian Medical Systems Inc.[a,b]	343,585	26,693,119
Zimmer Holdings Inc.	555,628	51,778,973

		1,089,371,096
HEALTH CARE PROVIDERS & SERVICES — 2.03%
Aetna Inc.	1,195,399	81,992,417
AmerisourceBergen Corp.	747,508	52,557,288
Cardinal Health Inc.	1,109,636	74,134,781
Cigna Corp.	899,319	78,672,426
DaVita HealthCare Partners Inc.[a,b]	573,734	36,357,524
Express Scripts Holding Co.[a]	2,619,389	183,985,883
Humana Inc.	506,699	52,301,471
Laboratory Corp. of America Holdings[a,b]	284,070	25,955,476
McKesson Corp.	747,017	120,568,544
Patterson Companies Inc.	272,067	11,209,160
Quest Diagnostics Inc.[b]	472,711	25,308,947
Tenet Healthcare Corp.[a,b]	323,862	13,641,067
UnitedHealth Group Inc.	3,272,480	246,417,744
WellPoint Inc.	959,936	88,688,487

		1,091,791,215
HEALTH CARE TECHNOLOGY — 0.10%
Cerner Corp.[a,b]	959,333	53,473,221

		53,473,221
HOTELS, RESTAURANTS & LEISURE — 1.73%
Carnival Corp.	1,423,406	57,178,219
Chipotle Mexican Grill Inc.[a,b]	100,713	53,657,872
Darden Restaurants Inc.	424,002	23,052,989
International Game Technology	812,199	14,749,534
Marriott International Inc. Class A	730,100	36,037,736
McDonald’s Corp.	3,234,411	313,834,899
Starbucks Corp.	2,449,841	192,043,036
Starwood Hotels & Resorts Worldwide Inc.	622,391	49,448,965
Wyndham Worldwide Corp.	423,494	31,207,273
Wynn Resorts Ltd.	262,460	50,972,357
Yum! Brands Inc.	1,448,369	109,511,180

		931,694,060
HOUSEHOLD DURABLES — 0.40%
D.R. Horton Inc.[b]	926,961	20,689,769

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2013

Security	Shares	Value

Garmin Ltd.[b]	401,355	$18,550,628
Harman International Industries Inc.	219,275	17,947,659
Leggett & Platt Inc.	460,538	14,249,046
Lennar Corp. Class Ab	542,910	21,477,520
Mohawk Industries Inc.[a]	198,484	29,554,268
Newell Rubbermaid Inc.	933,414	30,251,948
PulteGroup Inc.	1,119,715	22,808,594
Whirlpool Corp.	255,090	40,013,417

		215,542,849
HOUSEHOLD PRODUCTS — 2.00%
Clorox Co. (The)	419,340	38,897,978
Colgate-Palmolive Co.	2,857,170	186,316,056
Kimberly-Clark Corp.	1,240,974	129,632,144
Procter & Gamble Co. (The)	8,835,352	719,286,006

		1,074,132,184
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.11%
AES Corp. (The)	2,134,147	30,966,473
NRG Energy Inc.	1,051,171	30,189,631

		61,156,104
INDUSTRIAL CONGLOMERATES — 2.54%
3M Co.	2,079,140	291,599,385
Danaher Corp.	1,949,541	150,504,565
General Electric Co.	32,885,439	921,778,855

		1,363,882,805
INSURANCE — 3.00%
ACE Ltd.	1,105,953	114,499,314
Aflac Inc.	1,516,000	101,268,800
Allstate Corp. (The)	1,479,622	80,698,584
American International Group Inc.	4,786,081	244,329,435
Aon PLC	978,227	82,063,463
Assurant Inc.	237,331	15,751,658
Chubb Corp. (The)	765,771	73,996,452
Cincinnati Financial Corp.	479,246	25,098,113
Genworth Financial Inc. Class Aa	1,606,402	24,947,423
Hartford Financial Services Group Inc. (The)	1,452,855	52,636,937
Lincoln National Corp.	852,540	44,008,115
Loews Corp.	993,967	47,948,968
Marsh & McLennan Companies Inc.	1,785,248	86,334,593
MetLife Inc.	3,644,140	196,492,029
Principal Financial Group Inc.	889,693	43,870,762
Progressive Corp. (The)	1,793,823	48,917,553
Prudential Financial Inc.	1,505,487	138,836,011
Torchmark Corp.	293,832	22,962,971
Travelers Companies Inc. (The)	1,182,939	107,103,297
Unum Group	848,841	29,777,342
XL Group PLC	919,197	29,267,233

		1,610,809,053
INTERNET & CATALOG RETAIL — 1.49%
Amazon.com Inc.[a]	1,205,201	480,622,107
Expedia Inc.	334,699	23,315,132
Netflix Inc.[a,b]	192,801	70,983,544
Priceline.com Inc.[a]	167,194	194,346,306
TripAdvisor Inc.[a,b]	360,121	29,828,822

		799,095,911

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 3.16%
Akamai Technologies Inc.[a,b]	581,751	$27,447,012
eBay Inc.[a]	3,787,585	207,900,541
Facebook Inc. Class Aa,b	5,346,053	292,215,257
Google Inc. Class Aa	912,124	1,022,226,488
VeriSign Inc.[a,b]	418,709	25,030,424
Yahoo! Inc.[a]	3,067,952	124,067,979

		1,698,887,701
IT SERVICES — 3.65%
Accenture PLC Class A	2,066,850	169,936,407
Alliance Data Systems Corp.[a,b]	158,475	41,667,832
Automatic Data Processing Inc.	1,565,294	126,491,408
Cognizant Technology Solutions Corp. Class Aa	983,937	99,357,958
Computer Sciences Corp.	478,502	26,738,692
Fidelity National Information Services Inc.	946,047	50,783,803
Fiserv Inc.[a,b]	838,057	49,487,266
International Business Machines Corp.	3,317,794	622,318,620
MasterCard Inc. Class A	336,540	281,165,708
Paychex Inc.	1,056,273	48,092,110
Teradata Corp.[a,b]	530,979	24,154,235
Total System Services Inc.	544,960	18,136,269
Visa Inc. Class A	1,655,310	368,604,431
Western Union Co.	1,794,856	30,961,266

		1,957,896,005
LEISURE EQUIPMENT & PRODUCTS — 0.14%
Hasbro Inc.	374,937	20,625,285
Mattel Inc.	1,099,795	52,328,246

		72,953,531
LIFE SCIENCES TOOLS & SERVICES — 0.52%
Agilent Technologies Inc.	1,074,945	61,476,105
Life Technologies Corp.[a]	561,118	42,532,744
PerkinElmer Inc.	366,521	15,111,661
Thermo Fisher Scientific Inc.	1,175,093	130,846,605
Waters Corp.[a,b]	276,706	27,670,600

		277,637,715
MACHINERY — 1.77%
Caterpillar Inc.	2,068,713	187,859,828
Cummins Inc.	566,222	79,820,315
Deere & Co.	1,245,090	113,714,070
Dover Corp.	553,656	53,449,950
Flowserve Corp.	453,244	35,729,224
Illinois Tool Works Inc.	1,327,973	111,655,970
Ingersoll-Rand PLC	870,610	53,629,576
Joy Global Inc.[b]	344,994	20,178,699
PACCAR Inc.	1,150,639	68,083,310
Pall Corp.	360,060	30,731,121
Parker Hannifin Corp.	484,966	62,386,026
Pentair Ltd. Registered	647,778	50,312,917
Snap-on Inc.	188,854	20,683,290
Stanley Black & Decker Inc.	504,414	40,701,166
Xylem Inc.	599,153	20,730,694

		949,666,156

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2013

Security	Shares	Value

MEDIA — 3.70%
Cablevision NY Group Class Ab	698,658	$12,526,938
CBS Corp. Class B NVS	1,814,728	115,670,763
Comcast Corp. Class A	8,470,673	440,178,522
DIRECTV[a]	1,589,071	109,788,915
Discovery Communications Inc. Series Aa,b	733,351	66,309,597
Gannett Co. Inc.	740,125	21,892,898
Interpublic Group of Companies Inc. (The)	1,352,554	23,940,206
News Corp. Class A NVS[a]	1,618,001	29,156,378
Omnicom Group Inc.	836,350	62,199,350
Scripps Networks Interactive Inc. Class A	356,107	30,771,206
Time Warner Cable Inc.	916,668	124,208,514
Time Warner Inc.	2,941,028	205,048,472
Twenty-First Century Fox Inc. Class A	6,379,011	224,413,607
Viacom Inc. Class B NVS	1,319,882	115,278,494
Walt Disney Co. (The)	5,312,235	405,854,754

		1,987,238,614
METALS & MINING — 0.55%
Alcoa Inc.	3,476,200	36,952,006
Allegheny Technologies Inc.	352,397	12,555,905
Cliffs Natural Resources Inc.[b]	499,697	13,097,059
Freeport-McMoRan Copper & Gold Inc.	3,375,972	127,409,183
Newmont Mining Corp.	1,618,071	37,264,175
Nucor Corp.	1,034,092	55,199,831
United States Steel Corp.[b]	472,152	13,928,484

		296,406,643
MULTI-UTILITIES — 1.09%
Ameren Corp.	788,584	28,515,197
CenterPoint Energy Inc.	1,393,117	32,292,452
CMS Energy Corp.	864,254	23,136,080
Consolidated Edison Inc.	951,743	52,612,353
Dominion Resources Inc.	1,887,559	122,106,192
DTE Energy Co.	574,545	38,144,043
Integrys Energy Group Inc.	260,521	14,174,948
NiSource Inc.	1,018,213	33,478,843
PG&E Corp.	1,459,990	58,808,397
Public Service Enterprise Group Inc.	1,643,863	52,669,370
SCANA Corp.	456,511	21,424,061
Sempra Energy	738,617	66,298,262
TECO Energy Inc.[b]	666,350	11,487,874
Wisconsin Energy Corp.	736,193	30,434,219

		585,582,291
MULTILINE RETAIL — 0.70%
Dollar General Corp.[a]	957,403	57,750,549
Dollar Tree Inc.[a]	676,295	38,156,564
Family Dollar Stores Inc.	313,946	20,397,072
Kohl’s Corp.	654,180	37,124,715
Macy’s Inc.	1,197,403	63,941,320
Nordstrom Inc.	465,019	28,738,174
Target Corp.	2,055,430	130,047,056

		376,155,450

Security	Shares	Value

OFFICE ELECTRONICS — 0.09%
Xerox Corp.	3,760,776	$45,768,644

		45,768,644
OIL, GAS & CONSUMABLE FUELS — 8.39%
Anadarko Petroleum Corp.	1,636,561	129,812,019
Apache Corp.	1,298,384	111,583,121
Cabot Oil & Gas Corp.	1,368,548	53,044,920
Chesapeake Energy Corp.	1,642,679	44,582,308
Chevron Corp.	6,251,172	780,833,895
ConocoPhillips	3,982,335	281,351,968
CONSOL Energy Inc.	744,139	28,307,048
Denbury Resources Inc.[a]	1,190,575	19,561,147
Devon Energy Corp.	1,240,094	76,724,616
EOG Resources Inc.	887,532	148,963,371
EQT Corp.	489,822	43,976,219
Exxon Mobil Corp.	14,199,257	1,436,964,808
Hess Corp.	924,312	76,717,896
Kinder Morgan Inc.	2,187,849	78,762,564
Marathon Oil Corp.	2,263,646	79,906,704
Marathon Petroleum Corp.	979,271	89,828,529
Murphy Oil Corp.	571,243	37,062,246
Newfield Exploration Co.[a]	444,198	10,940,597
Noble Energy Inc.	1,167,465	79,516,041
Occidental Petroleum Corp.	2,620,184	249,179,498
Peabody Energy Corp.	880,174	17,189,798
Phillips 66	1,949,397	150,356,991
Pioneer Natural Resources Co.	463,955	85,400,197
QEP Resources Inc.	584,993	17,930,035
Range Resources Corp.	531,102	44,777,210
Southwestern Energy Co.[a,b]	1,139,669	44,823,182
Spectra Energy Corp.	2,177,241	77,553,324
Tesoro Corp.	431,755	25,257,667
Valero Energy Corp.	1,753,258	88,364,203
Williams Companies Inc. (The)	2,220,759	85,654,675
WPX Energy Inc.[a,b]	655,280	13,354,606

		4,508,281,403
PAPER & FOREST PRODUCTS — 0.13%
International Paper Co.	1,441,537	70,678,559

		70,678,559
PERSONAL PRODUCTS — 0.16%
Avon Products Inc.	1,409,729	24,275,533
Estee Lauder Companies Inc. (The) Class A	832,061	62,670,835

		86,946,368
PHARMACEUTICALS — 5.82%
AbbVie Inc.	5,171,155	273,088,696
Actavis PLC[a]	565,568	95,015,424
Allergan Inc.	966,498	107,358,598
Bristol-Myers Squibb Co.	5,352,168	284,467,729
Eli Lilly and Co.	3,223,426	164,394,726
Forest Laboratories Inc.[a]	770,439	46,249,453
Hospira Inc.[a,b]	538,860	22,244,141
Johnson & Johnson	9,170,771	839,950,916
Merck & Co. Inc.	9,497,680	475,358,884
Mylan Inc.[a,b]	1,244,146	53,995,936

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2013

Security	Shares	Value

Perrigo Co. PLC	432,311	$66,342,446
Pfizer Inc.	21,066,392	645,263,587
Zoetis Inc.	1,624,860	53,116,673

		3,126,847,209
PROFESSIONAL SERVICES — 0.19%
Dun & Bradstreet Corp. (The)[b]	124,490	15,281,148
Equifax Inc.	395,482	27,323,851
Nielsen Holdings NV	822,372	37,738,651
Robert Half International Inc.	449,885	18,890,671

		99,234,321
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.83%
American Tower Corp.	1,282,353	102,357,416
Apartment Investment and Management Co. Class A	476,183	12,337,902
AvalonBay Communities Inc.[b]	395,296	46,735,846
Boston Properties Inc.	496,816	49,865,422
Equity Residential[b]	1,089,188	56,496,182
General Growth Properties Inc.	1,747,163	35,065,561
HCP Inc.[b]	1,482,697	53,851,555
Health Care REIT Inc.[b]	938,078	50,252,838
Host Hotels & Resorts Inc.[b]	2,457,730	47,778,271
Kimco Realty Corp.	1,331,584	26,298,784
Macerich Co. (The)[b]	456,794	26,900,599
Plum Creek Timber Co. Inc.[b]	574,973	26,741,994
Prologis Inc.	1,620,631	59,882,315
Public Storage	469,654	70,692,320
Simon Property Group Inc.	1,008,943	153,520,767
Ventas Inc.	955,638	54,738,945
Vornado Realty Trust	565,321	50,194,852
Weyerhaeuser Co.	1,893,684	59,783,604

		983,495,173
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.04%
CBRE Group Inc. Class Aa	904,466	23,787,456

		23,787,456
ROAD & RAIL — 0.92%
CSX Corp.	3,297,102	94,857,625
Kansas City Southern Industries Inc.	358,163	44,351,324
Norfolk Southern Corp.	1,004,603	93,257,297
Ryder System Inc.	171,672	12,665,960
Union Pacific Corp.	1,497,106	251,513,808

		496,646,014
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.02%
Altera Corp.	1,043,647	33,949,837
Analog Devices Inc.	1,010,819	51,481,012
Applied Materials Inc.	3,912,979	69,220,598
Broadcom Corp. Class A	1,753,521	51,991,898
First Solar Inc.[a,b]	230,377	12,587,799
Intel Corp.	16,158,281	419,468,975
KLA-Tencor Corp.	541,639	34,914,050
Lam Research Corp.[a]	527,786	28,737,948
Linear Technology Corp.	761,066	34,666,556
LSI Corp.	1,769,135	19,495,868
Microchip Technology Inc.[b]	644,701	28,850,370
Micron Technology Inc.[a]	3,417,975	74,375,136

Security	Shares	Value

NVIDIA Corp.	1,880,525	$30,126,010
Texas Instruments Inc.	3,558,811	156,267,391
Xilinx Inc.	872,009	40,042,653

		1,086,176,101
SOFTWARE — 3.43%
Adobe Systems Inc.[a]	1,512,295	90,556,225
Autodesk Inc.[a]	733,209	36,902,409
CA Inc.	1,055,930	35,532,044
Citrix Systems Inc.[a,b]	605,797	38,316,660
Electronic Arts Inc.[a,b]	1,004,487	23,042,932
Intuit Inc.	925,629	70,644,005
Microsoft Corp.	24,692,134	924,226,576
Oracle Corp.	11,406,785	436,423,594
Red Hat Inc.[a]	615,831	34,511,169
Salesforce.com Inc.[a,b]	1,804,193	99,573,412
Symantec Corp.	2,261,879	53,335,107

		1,843,064,133
SPECIALTY RETAIL — 2.21%
AutoNation Inc.[a,b]	210,632	10,466,304
AutoZone Inc.[a,b]	110,583	52,852,039
Bed Bath & Beyond Inc.[a]	697,874	56,039,282
Best Buy Co. Inc.	888,402	35,429,472
CarMax Inc.[a,b]	725,827	34,128,386
GameStop Corp. Class A	379,455	18,691,953
Gap Inc. (The)	860,931	33,645,183
Home Depot Inc. (The)	4,577,496	376,911,021
L Brands Inc.	792,401	49,010,002
Lowe’s Companies Inc.	3,399,942	168,467,126
O’Reilly Automotive Inc.[a,b]	348,754	44,888,127
PetSmart Inc.	337,110	24,524,753
Ross Stores Inc.	704,169	52,763,383
Staples Inc.	2,146,605	34,109,553
Tiffany & Co.	357,910	33,206,890
TJX Companies Inc. (The)	2,312,200	147,356,506
Urban Outfitters Inc.[a]	355,949	13,205,708

		1,185,695,688
TEXTILES, APPAREL & LUXURY GOODS — 0.84%
Coach Inc.	911,368	51,155,086
Fossil Group Inc.[a]	159,531	19,134,148
Michael Kors Holdings Ltd.[a,b]	582,979	47,332,065
Nike Inc. Class B	2,429,191	191,031,580
PVH Corp.	265,125	36,062,303
Ralph Lauren Corp.	193,739	34,208,495
VF Corp.	1,149,582	71,664,942

		450,588,619
THRIFTS & MORTGAGE FINANCE — 0.06%
Hudson City Bancorp Inc.	1,551,247	14,628,259
People’s United Financial Inc.[b]	1,036,778	15,676,084

		30,304,343
TOBACCO — 1.52%
Altria Group Inc.	6,501,387	249,588,247
Lorillard Inc.	1,197,034	60,665,683
Philip Morris International Inc.	5,207,839	453,759,012

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2013

Security	Shares	Value

Reynolds American Inc.	1,018,652	$50,922,414

		814,935,356
TRADING COMPANIES & DISTRIBUTORS — 0.17%
Fastenal Co.	887,186	42,150,207
W.W. Grainger Inc.	200,779	51,282,972

		93,433,179
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Crown Castle International Corp.[a]	1,085,572	79,713,552

		79,713,552

TOTAL COMMON STOCKS (Cost: $46,118,648,136)		53,614,771,251

SHORT-TERM INVESTMENTS — 2.06%

MONEY MARKET FUNDS — 2.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	996,970,563	996,970,563
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	58,395,690	58,395,690
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	50,406,039	50,406,039

		1,105,772,292

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,105,772,292)		1,105,772,292

TOTAL INVESTMENTS IN SECURITIES — 101.88% (Cost: $47,224,420,428)		54,720,543,543
Other Assets, Less Liabilities — (1.88)%		(1,010,597,815)

NET ASSETS — 100.00%		$53,709,945,728

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of December 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
925	E-mini S&P 500 (Mar. 2014)	Chicago Mercantile	$85,150,875	$2,440,573

See accompanying notes to schedules of investments.

55

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.80%
Alliant Techsystems Inc.	472,139	$57,449,873
B/E Aerospace Inc.[a]	1,458,760	126,955,883
Esterline Technologies Corp.[a]	465,157	47,427,408
Exelis Inc.	2,791,811	53,211,917
Huntington Ingalls Industries Inc.	731,974	65,884,980
Triumph Group Inc.	771,701	58,703,295

		409,633,356
AIR FREIGHT & LOGISTICS — 0.10%
UTi Worldwide Inc.	1,349,980	23,705,649

		23,705,649
AIRLINES — 0.45%
Alaska Air Group Inc.	1,029,820	75,557,893
JetBlue Airways Corp.[a,b]	3,223,092	27,557,437

		103,115,330
AUTO COMPONENTS — 0.31%
Gentex Corp.	2,144,964	70,762,362

		70,762,362
AUTOMOBILES — 0.16%
Thor Industries Inc.	662,058	36,565,463

		36,565,463
BIOTECHNOLOGY — 0.67%
Cubist Pharmaceuticals Inc.[a,b]	1,097,552	75,588,406
United Therapeutics Corp.[a,b]	685,086	77,469,525

		153,057,931
BUILDING PRODUCTS — 1.02%
A.O. Smith Corp.	1,136,051	61,278,591
Fortune Brands Home & Security Inc.	2,462,319	112,527,978
Lennox International Inc.	675,263	57,437,871

		231,244,440
CAPITAL MARKETS — 2.71%
Affiliated Managers Group Inc.[a]	784,636	170,171,856
Apollo Investment Corp.	3,331,910	28,254,597
Eaton Vance Corp. NVS	1,798,247	76,946,989
Federated Investors Inc. Class B	1,396,460	40,218,048
Greenhill & Co. Inc.	389,512	22,568,325
Janus Capital Group Inc.[b]	2,214,920	27,398,560
Raymond James Financial Inc.	1,826,092	95,303,741
SEI Investments Co.	2,123,804	73,759,713
Waddell & Reed Financial Inc. Class A	1,265,680	82,421,082

		617,042,911

Security	Shares	Value

CHEMICALS — 2.87%
Albemarle Corp.	1,206,241	$76,463,617
Ashland Inc.	1,067,931	103,632,024
Cabot Corp.	883,702	45,422,283
Cytec Industries Inc.	525,754	48,979,243
Intrepid Potash Inc.[a,b]	816,962	12,940,678
Minerals Technologies Inc.	510,455	30,663,032
NewMarket Corp.[b]	169,073	56,495,743
Olin Corp.[b]	1,179,670	34,033,479
RPM International Inc.	1,970,012	81,775,198
Scotts Miracle-Gro Co. (The) Class A	651,370	40,528,241
Sensient Technologies Corp.	742,115	36,007,420
Valspar Corp. (The)	1,194,448	85,152,198

		652,093,156
COMMERCIAL BANKS — 4.61%
Associated Banc-Corp	2,409,591	41,926,883
BancorpSouth Inc.	1,242,198	31,576,673
Bank of Hawaii Corp.	660,059	39,035,889
Cathay General Bancorp	1,087,719	29,074,729
City National Corp.	701,704	55,588,991
Commerce Bancshares Inc.	1,207,980	54,250,382
Cullen/Frost Bankers Inc.[b]	780,332	58,080,111
East West Bancorp Inc.	2,041,341	71,385,695
First Horizon National Corp.	3,503,708	40,818,198
First Niagara Financial Group Inc.	5,247,802	55,731,657
FirstMerit Corp.	2,446,996	54,396,721
Fulton Financial Corp.	2,853,173	37,319,503
Hancock Holding Co.	1,217,310	44,650,931
International Bancshares Corp.	846,896	22,349,585
Prosperity Bancshares Inc.	839,356	53,206,777
Signature Bank[a,b]	700,788	75,278,647
SVB Financial Group[a]	676,779	70,967,046
Synovus Financial Corp.	14,414,263	51,891,347
TCF Financial Corp.	2,444,233	39,718,786
Trustmark Corp.	996,085	26,734,921
Valley National Bancorp[b]	2,959,596	29,951,111
Webster Financial Corp.	1,339,387	41,762,087
Westamerica Bancorp[b]	394,786	22,289,618

		1,047,986,288
COMMERCIAL SERVICES & SUPPLIES — 1.81%
Brink’s Co. (The)	715,615	24,431,096
Clean Harbors Inc.[a,b]	818,388	49,070,544
Copart Inc.[a]	1,656,554	60,712,704
Deluxe Corp.	748,685	39,073,870
Herman Miller Inc.	874,421	25,812,908
HNI Corp.	670,891	26,050,698
Mine Safety Appliances Co.	468,675	24,000,847
R.R. Donnelley & Sons Co.	2,693,824	54,630,751
Rollins Inc.	951,608	28,824,206
Waste Connections Inc.	1,830,785	79,877,150

		412,484,774
COMMUNICATIONS EQUIPMENT — 0.97%
ADTRAN Inc.	855,284	23,101,221
Ciena Corp.[a,b]	1,529,145	36,592,440
InterDigital Inc.	610,705	18,009,691
JDS Uniphase Corp.[a]	3,460,790	44,921,054

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2013

Security	Shares	Value

Plantronics Inc.	648,992	$30,145,678
Polycom Inc.[a,b]	2,114,692	23,747,991
Riverbed Technology Inc.[a,b]	2,400,523	43,401,456

		219,919,531
COMPUTERS & PERIPHERALS — 1.23%
3D Systems Corp.[a,b]	1,415,722	131,563,046
Diebold Inc.[b]	946,423	31,241,423
Lexmark International Inc. Class Ab	920,658	32,701,772
NCR Corp.[a]	2,465,664	83,980,516

		279,486,757
CONSTRUCTION & ENGINEERING — 0.84%
AECOM Technology Corp.[a]	1,455,658	42,840,015
Granite Construction Inc.	536,051	18,751,064
KBR Inc.	2,196,112	70,034,011
URS Corp.	1,110,210	58,830,028

		190,455,118
CONSTRUCTION MATERIALS — 0.55%
Eagle Materials Inc.	741,467	57,411,790
Martin Marietta Materials Inc.	685,677	68,526,559

		125,938,349
CONTAINERS & PACKAGING — 1.71%
AptarGroup Inc.	976,303	66,203,106
Greif Inc. Class A	451,434	23,655,142
Packaging Corp. of America	1,453,154	91,955,585
Rock-Tenn Co. Class A	1,067,171	112,063,627
Silgan Holdings Inc.	648,718	31,151,438
Sonoco Products Co.	1,508,109	62,918,308

		387,947,206
DISTRIBUTORS — 0.64%
LKQ Corp.[a]	4,452,552	146,488,961

		146,488,961
DIVERSIFIED CONSUMER SERVICES — 0.87%
Apollo Education Group Inc. Class Aa	1,479,843	40,429,311
DeVry Education Group Inc.[b]	844,057	29,964,023
Matthews International Corp. Class A	404,472	17,234,552
Service Corp. International	3,142,446	56,972,546
Sotheby’s	1,018,189	54,167,655

		198,768,087
DIVERSIFIED FINANCIAL SERVICES — 0.63%
CBOE Holdings Inc.	1,292,337	67,149,830
MSCI Inc. Class Aa,b	1,754,651	76,713,342

		143,863,172
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.29%
tw telecom inc.[a,b]	2,135,853	65,079,441

		65,079,441

Security	Shares	Value

ELECTRIC UTILITIES — 1.60%
Cleco Corp.	896,246	$41,782,989
Great Plains Energy Inc.	2,276,153	55,173,949
Hawaiian Electric Industries Inc.[b]	1,476,705	38,482,932
IDACORP Inc.	744,731	38,606,855
OGE Energy Corp.	2,940,117	99,669,966
PNM Resources Inc.	1,180,905	28,483,429
Westar Energy Inc.	1,885,144	60,645,082

		362,845,202
ELECTRICAL EQUIPMENT — 1.00%
Acuity Brands Inc.	636,280	69,558,130
General Cable Corp.	737,706	21,695,933
Hubbell Inc. Class B	796,993	86,792,538
Regal Beloit Corp.	668,172	49,257,640

		227,304,241
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.12%
Arrow Electronics Inc.[a]	1,492,825	80,985,756
Avnet Inc.	2,038,392	89,913,471
Ingram Micro Inc. Class Aa	2,287,986	53,676,152
Itron Inc.[a,b]	578,417	23,963,816
National Instruments Corp.	1,447,328	46,343,443
Tech Data Corp.[a]	559,838	28,887,641
Trimble Navigation Ltd.[a]	3,819,245	132,527,801
Vishay Intertechnology Inc.[a,b]	2,017,051	26,746,096

		483,044,176
ENERGY EQUIPMENT & SERVICES — 2.86%
Atwood Oceanics Inc.[a,b]	854,767	45,636,010
CARBO Ceramics Inc.	294,257	34,289,768
Dresser-Rand Group Inc.[a]	1,131,051	67,444,571
Dril-Quip Inc.[a]	603,283	66,318,900
Helix Energy Solutions Group Inc.[a]	1,458,758	33,814,011
Oceaneering International Inc.	1,602,690	126,420,187
Oil States International Inc.[a]	817,240	83,129,653
Patterson-UTI Energy Inc.	2,138,278	54,141,199
Superior Energy Services Inc.[a]	2,364,426	62,917,376
Tidewater Inc.	735,104	43,569,614
Unit Corp.[a]	647,953	33,447,334

		651,128,623
FOOD & STAPLES RETAILING — 0.50%
Harris Teeter Supermarkets Inc.	733,208	36,183,815
SUPERVALU Inc.[a,b]	2,939,001	21,425,317
United Natural Foods Inc.[a,b]	733,458	55,295,399

		112,904,531
FOOD PRODUCTS — 2.41%
Dean Foods Co.[a]	1,401,661	24,094,553
Flowers Foods Inc.	2,596,890	55,755,228
Green Mountain Coffee Roasters Inc.[a,b]	1,942,347	146,802,586
Hain Celestial Group Inc.[a,b]	707,394	64,217,227
Hillshire Brands Co.	1,823,739	60,985,832
Ingredion Inc.	1,136,284	77,790,003
Lancaster Colony Corp.	287,182	25,315,093
Post Holdings Inc.[a,b]	484,646	23,878,509

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2013

Security	Shares	Value

Tootsie Roll Industries Inc.[b]	303,835	$9,886,791
WhiteWave Foods Co. Class Aa	2,571,145	58,982,066

		547,707,888
GAS UTILITIES — 1.36%
Atmos Energy Corp.	1,347,838	61,218,802
National Fuel Gas Co.	1,240,040	88,538,856
Questar Corp.	2,595,527	59,671,166
UGI Corp.	1,690,979	70,107,989
WGL Holdings Inc.	767,100	30,730,026

		310,266,839
HEALTH CARE EQUIPMENT & SUPPLIES — 2.42%
Cooper Companies Inc. (The)	725,210	89,810,006
Hill-Rom Holdings Inc.	869,791	35,957,160
Hologic Inc.[a,b]	4,051,896	90,559,876
IDEXX Laboratories Inc.[a,b]	768,958	81,794,063
Masimo Corp.[a]	762,692	22,293,487
ResMed Inc.[b]	2,104,989	99,102,882
Steris Corp.	872,833	41,939,626
Teleflex Inc.	610,000	57,254,600
Thoratec Corp.[a,b]	844,614	30,912,872

		549,624,572
HEALTH CARE PROVIDERS & SERVICES — 3.18%
Community Health Systems Inc.[a]	1,408,009	55,292,513
Health Management Associates Inc. Class Aa	3,929,937	51,482,175
Health Net Inc.[a]	1,178,774	34,974,225
Henry Schein Inc.[a,b]	1,271,612	145,294,387
LifePoint Hospitals Inc.[a]	697,038	36,831,488
MEDNAX Inc.[a,b]	1,488,984	79,481,966
Omnicare Inc.	1,525,781	92,096,141
Owens & Minor Inc.	935,797	34,212,738
Universal Health Services Inc. Class B	1,324,803	107,653,492
VCA Antech Inc.[a]	1,315,768	41,262,485
WellCare Health Plans Inc.[a]	647,948	45,628,498

		724,210,108
HEALTH CARE TECHNOLOGY — 0.29%
Allscripts Healthcare Solutions Inc.[a]	2,354,694	36,403,569
HMS Holdings Corp.[a,b]	1,308,713	29,747,047

		66,150,616
HOTELS, RESTAURANTS & LEISURE — 1.60%
Bally Technologies Inc.[a,b]	577,769	45,325,978
Bob Evans Farms Inc.	403,694	20,422,879
Brinker International Inc.	993,023	46,016,686
Cheesecake Factory Inc. (The)	713,365	34,434,128
Domino’s Pizza Inc.	826,066	57,535,497
International Speedway Corp. Class A	418,384	14,848,448
Life Time Fitness Inc.[a,b]	581,574	27,333,978
Panera Bread Co. Class Aa,b	396,572	70,070,307
Scientific Games Corp. Class Aa,b	719,343	12,178,477
Wendy’s Co. (The)	4,180,904	36,457,483

		364,623,861

Security	Shares	Value

HOUSEHOLD DURABLES — 1.85%
Jarden Corp.[a]	1,771,313	$108,670,053
KB Home[b]	1,229,978	22,483,998
M.D.C. Holdings Inc.	583,273	18,804,721
NVR Inc.[a]	62,025	63,638,270
Tempur Sealy International Inc.[a]	896,731	48,387,605
Toll Brothers Inc.[a]	2,352,563	87,044,831
Tupperware Brands Corp.	750,842	70,977,094

		420,006,572
HOUSEHOLD PRODUCTS — 1.04%
Church & Dwight Co. Inc.	2,056,587	136,310,586
Energizer Holdings Inc.	922,561	99,858,003

		236,168,589
INDUSTRIAL CONGLOMERATES — 0.33%
Carlisle Companies Inc.	942,552	74,838,629

		74,838,629
INSURANCE — 4.97%
Alleghany Corp.[a]	248,391	99,346,464
American Financial Group Inc.	1,059,916	61,178,352
Arthur J. Gallagher & Co.	1,947,238	91,383,879
Aspen Insurance Holdings Ltd.	972,908	40,190,829
Brown & Brown Inc.	1,767,986	55,497,081
Everest Re Group Ltd.	709,633	110,610,496
Fidelity National Financial Inc. Class A	3,698,200	120,006,590
First American Financial Corp.	1,567,093	44,192,023
Hanover Insurance Group Inc. (The)	650,227	38,825,054
HCC Insurance Holdings Inc.	1,485,059	68,520,622
Kemper Corp.	759,478	31,047,461
Mercury General Corp.	411,376	20,449,501
Old Republic International Corp.	3,584,810	61,909,669
Primerica Inc.	812,146	34,849,185
Protective Life Corp.	1,164,826	59,010,085
Reinsurance Group of America Inc.	1,045,960	80,967,764
StanCorp Financial Group Inc.[b]	652,226	43,209,972
W.R. Berkley Corp.	1,621,324	70,349,248

		1,131,544,275
INTERNET & CATALOG RETAIL — 0.14%
HSN Inc.	493,906	30,770,344

		30,770,344
INTERNET SOFTWARE & SERVICES — 1.20%
AOL Inc.[a]	1,165,929	54,355,610
Equinix Inc.[a,b]	737,328	130,838,853
Rackspace Hosting Inc.[a,b]	1,698,453	66,460,466
ValueClick Inc.[a,b]	930,338	21,741,999

		273,396,928
IT SERVICES — 3.26%
Acxiom Corp.[a]	1,114,406	41,210,734
Broadridge Financial Solutions Inc.	1,766,338	69,805,678
Convergys Corp.	1,507,995	31,743,295

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2013

Security	Shares	Value

CoreLogic Inc.[a]	1,389,461	$49,367,549
DST Systems Inc.	437,644	39,711,817
Gartner Inc.[a]	1,365,706	97,033,411
Global Payments Inc.	1,080,273	70,206,942
Jack Henry & Associates Inc.	1,268,285	75,095,155
Leidos Holdings Inc.	1,079,753	50,197,717
Lender Processing Services Inc.	1,265,280	47,296,166
ManTech International Corp. Class Ab	355,356	10,635,805
NeuStar Inc. Class Aa,b	744,261	37,108,853
Science Applications International Corp.	621,995	20,569,375
VeriFone Systems Inc.[a]	1,619,490	43,434,722
WEX Inc.[a]	576,372	57,078,119

		740,495,338
LEISURE EQUIPMENT & PRODUCTS — 0.88%
Brunswick Corp.	1,350,826	62,219,046
Polaris Industries Inc.	954,166	138,964,736

		201,183,782
LIFE SCIENCES TOOLS & SERVICES — 1.32%
Bio-Rad Laboratories Inc. Class Aa	297,805	36,811,676
Charles River Laboratories International Inc.[a]	713,381	37,837,728
Covance Inc.[a,b]	832,416	73,302,553
Mettler-Toledo International Inc.[a,b]	439,770	106,683,805
TECHNE Corp.	491,912	46,569,309

		301,205,071
MACHINERY — 5.55%
AGCO Corp.	1,341,750	79,418,182
CLARCOR Inc.	742,424	47,774,984
Crane Co.	724,182	48,701,240
Donaldson Co. Inc.	1,993,395	86,632,947
Graco Inc.	907,497	70,893,666
Harsco Corp.	1,195,940	33,522,198
IDEX Corp.	1,201,943	88,763,491
ITT Corp.	1,344,692	58,386,527
Kennametal Inc.	1,162,607	60,536,946
Lincoln Electric Holdings Inc.	1,209,310	86,272,175
Nordson Corp.	895,020	66,499,986
Oshkosh Corp.	1,280,832	64,528,316
SPX Corp.	672,405	66,978,262
Terex Corp.[b]	1,651,128	69,330,865
Timken Co. (The)	1,178,569	64,903,795
Trinity Industries Inc.	1,157,756	63,120,857
Valmont Industries Inc.	397,138	59,221,219
Wabtec Corp.	1,426,716	105,962,197
Woodward Inc.	898,436	40,977,666

		1,262,425,519
MARINE — 0.44%
Kirby Corp.[a,b]	841,161	83,485,229
Matson Inc.	641,180	16,741,210

		100,226,439
MEDIA — 1.38%
AMC Networks Inc. Class Aa,b	878,733	59,850,505
Cinemark Holdings Inc.	1,538,886	51,291,070
DreamWorks Animation SKG Inc. Class Aa,b	1,055,948	37,486,154

Security	Shares	Value

John Wiley & Sons Inc. Class A	686,779	$37,910,201
Lamar Advertising Co. Class Aa	968,130	50,584,792
Meredith Corp.	550,086	28,494,455
New York Times Co. (The) Class Ab	1,865,057	29,598,454
Valassis Communications Inc.[b]	573,683	19,648,643

		314,864,274
METALS & MINING — 1.55%
Carpenter Technology Corp.	785,325	48,847,215
Commercial Metals Co.	1,734,937	35,271,269
Compass Minerals International Inc.	496,316	39,730,096
Reliance Steel & Aluminum Co.	1,146,037	86,915,446
Royal Gold Inc.	965,309	44,471,785
Steel Dynamics Inc.	3,291,037	64,306,863
Worthington Industries Inc.	785,358	33,047,865

		352,590,539
MULTI-UTILITIES — 1.09%
Alliant Energy Corp.	1,643,895	84,824,982
Black Hills Corp.	659,515	34,631,133
MDU Resources Group Inc.	2,797,963	85,477,769
Vectren Corp.	1,221,044	43,347,062

		248,280,946
MULTILINE RETAIL — 0.30%
Big Lots Inc.[a,b]	864,162	27,903,791
J.C. Penney Co. Inc.[a,b]	4,516,225	41,323,459

		69,227,250
OFFICE ELECTRONICS — 0.18%
Zebra Technologies Corp. Class Aa	745,245	40,302,850

		40,302,850
OIL, GAS & CONSUMABLE FUELS — 2.86%
Alpha Natural Resources Inc.[a,b]	3,275,810	23,389,283
Bill Barrett Corp.[a,b]	723,552	19,376,723
Cimarex Energy Co.	1,286,366	134,952,657
Energen Corp.	1,077,139	76,207,584
Gulfport Energy Corp.[a,b]	1,246,066	78,689,068
HollyFrontier Corp.	2,943,184	146,246,813
Rosetta Resources Inc.[a,b]	908,327	43,636,029
SM Energy Co.	992,631	82,497,563
World Fuel Services Corp.[b]	1,071,307	46,237,610

		651,233,330
PAPER & FOREST PRODUCTS — 0.37%
Domtar Corp.	480,310	45,312,446
Louisiana-Pacific Corp.[a]	2,092,216	38,726,918

		84,039,364
PHARMACEUTICALS — 1.07%
Endo Health Solutions Inc.[a,b]	1,701,219	114,764,234
Mallinckrodt PLC[a]	855,402	44,703,309
Salix Pharmaceuticals Ltd.[a,b]	930,993	83,733,510

		243,201,053

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2013

Security	Shares	Value

PROFESSIONAL SERVICES — 1.26%
Corporate Executive Board Co. (The)	498,300	$38,583,369
FTI Consulting Inc.[a,b]	596,243	24,529,437
Manpowergroup Inc.	1,169,324	100,398,159
Towers Watson & Co. Class A	956,201	122,020,809

		285,531,774
REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.22%
Alexandria Real Estate Equities Inc.	1,061,578	67,537,592
American Campus Communities Inc.	1,553,469	50,037,237
BioMed Realty Trust Inc.	2,848,176	51,608,949
BRE Properties Inc. Class A	1,144,367	62,608,319
Camden Property Trust	1,264,257	71,910,938
Corporate Office Properties Trust	1,294,227	30,660,238
Corrections Corp. of America	1,717,506	55,080,417
Duke Realty Corp.	4,828,154	72,615,436
Equity One Inc.	938,169	21,052,512
Essex Property Trust Inc.	563,643	80,888,407
Extra Space Storage Inc.	1,627,123	68,550,692
Federal Realty Investment Trust	963,590	97,717,662
Highwoods Properties Inc.[b]	1,332,979	48,213,850
Home Properties Inc.	843,409	45,223,591
Hospitality Properties Trust	2,199,110	59,441,943
Kilroy Realty Corp.	1,217,826	61,110,509
Liberty Property Trust	2,169,447	73,479,170
Mack-Cali Realty Corp.	1,304,995	28,031,293
Mid-America Apartment Communities Inc.	1,108,270	67,316,320
National Retail Properties Inc.[b]	1,806,631	54,795,118
Omega Healthcare Investors Inc.[b]	1,820,237	54,243,063
Potlatch Corp.	600,902	25,081,649
Rayonier Inc.	1,870,874	78,763,795
Realty Income Corp.[b]	2,767,739	103,319,697
Regency Centers Corp.	1,368,811	63,375,949
Senior Housing Properties Trust	2,789,709	62,015,231
SL Green Realty Corp.	1,324,384	122,346,594
Taubman Centers Inc.	942,220	60,226,702
UDR Inc.	3,715,242	86,750,901
Weingarten Realty Investors[b]	1,663,197	45,604,862

		1,869,608,636
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.41%
Alexander & Baldwin Inc.	632,816	26,407,412
Jones Lang LaSalle Inc.	658,810	67,455,556

		93,862,968
ROAD & RAIL — 1.41%
Con-way Inc.	845,125	33,559,914
Genesee & Wyoming Inc. Class Aa	753,013	72,326,899
J.B. Hunt Transport Services Inc.	1,361,882	105,273,478
Landstar System Inc.	677,770	38,937,886
Old Dominion Freight Line Inc.[a]	1,036,888	54,975,802
Werner Enterprises Inc.	677,338	16,750,569

		321,824,548
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.48%
Advanced Micro Devices Inc.[a,b]	9,149,566	35,408,820
Atmel Corp.[a,b]	6,313,758	49,436,725
Cree Inc.[a,b]	1,788,132	111,883,419

Security	Shares	Value

Cypress Semiconductor Corp.[a,b]	2,069,569	$21,730,474
Fairchild Semiconductor International Inc.[a,b]	1,882,955	25,137,449
Integrated Device Technology Inc.[a]	2,041,050	20,798,300
International Rectifier Corp.[a]	1,054,155	27,481,821
Intersil Corp. Class A	1,889,680	21,674,630
RF Micro Devices Inc.[a,b]	4,207,101	21,708,641
Semtech Corp.[a,b]	1,017,045	25,710,898
Silicon Laboratories Inc.[a,b]	591,940	25,636,921
Skyworks Solutions Inc.[a]	2,782,030	79,454,777
SunEdison Inc.[a,b]	3,645,053	47,567,942
Teradyne Inc.[a,b]	2,847,411	50,171,382

		563,802,199
SOFTWARE — 4.41%
ACI Worldwide Inc.[a,b]	571,478	37,146,070
Advent Software Inc.	597,726	20,914,433
ANSYS Inc.[a]	1,372,583	119,689,238
Cadence Design Systems Inc.[a,b]	4,274,283	59,925,448
CommVault Systems Inc.[a,b]	657,437	49,228,882
Compuware Corp.	3,222,436	36,123,508
Concur Technologies Inc.[a,b]	698,045	72,024,283
FactSet Research Systems Inc.[b]	594,327	64,532,026
Fair Isaac Corp.	512,483	32,204,432
Informatica Corp.[a]	1,608,760	66,763,540
Mentor Graphics Corp.	1,450,692	34,918,156
MICROS Systems Inc.[a,b]	1,116,104	64,030,886
PTC Inc.[a]	1,771,578	62,696,145
Rovi Corp.[a]	1,512,034	29,771,949
SolarWinds Inc.[a]	969,325	36,669,565
Solera Holdings Inc.	1,020,500	72,210,580
Synopsys Inc.[a]	2,287,763	92,814,545
TIBCO Software Inc.[a]	2,272,302	51,081,349

		1,002,745,035
SPECIALTY RETAIL — 4.62%
Aaron’s Inc.	1,135,835	33,393,549
Abercrombie & Fitch Co. Class A	1,135,923	37,383,226
Advance Auto Parts Inc.	1,078,865	119,408,778
American Eagle Outfitters Inc.	2,515,239	36,219,442
ANN INC.[a,b]	679,919	24,857,839
Ascena Retail Group Inc.[a]	1,909,658	40,408,363
Cabela’s Inc.[a,b]	690,787	46,047,861
Chico’s FAS Inc.	2,354,211	44,353,335
CST Brands Inc.	1,120,822	41,156,584
Dick’s Sporting Goods Inc.	1,509,680	87,712,408
Foot Locker Inc.	2,200,152	91,174,299
Guess? Inc.	880,893	27,369,346
Murphy USA Inc.[a,b]	658,352	27,361,109
Office Depot Inc.[a,b]	7,075,931	37,431,675
Rent-A-Center Inc.[b]	793,482	26,454,690
Signet Jewelers Ltd.	1,188,488	93,534,006
Tractor Supply Co.	2,067,380	160,387,340
Williams-Sonoma Inc.	1,318,951	76,868,464

		1,051,522,314
TEXTILES, APPAREL & LUXURY GOODS — 1.36%
Carter’s Inc.	808,385	58,033,959
Deckers Outdoor Corp.[a,b]	512,042	43,247,067
Hanesbrands Inc.	1,468,300	103,177,441
Under Armour Inc. Class Aa,b	1,189,352	103,830,430

		308,288,897

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2013

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.72%
Astoria Financial Corp.	1,258,069	$17,399,094
New York Community Bancorp Inc.[b]	6,531,094	110,048,934
Washington Federal Inc.	1,509,024	35,145,169

		162,593,197
TOBACCO — 0.08%
Universal Corp.[b]	344,183	18,792,392

		18,792,392
TRADING COMPANIES & DISTRIBUTORS — 1.05%
GATX Corp.	684,956	35,734,154
MSC Industrial Direct Co. Inc. Class A	714,485	57,780,402
United Rentals Inc.[a,b]	1,381,187	107,663,527
Watsco Inc.	401,520	38,570,011

		239,748,094
WATER UTILITIES — 0.27%
Aqua America Inc.	2,619,837	61,801,955

		61,801,955
WIRELESS TELECOMMUNICATION SERVICES — 0.17%
Telephone & Data Systems Inc.	1,463,694	37,734,031

		37,734,031

TOTAL COMMON STOCKS (Cost: $18,724,273,691)		22,709,306,071

SHORT-TERM INVESTMENTS — 10.18%

MONEY MARKET FUNDS — 10.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	2,169,657,786	2,169,657,786
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	127,083,656	127,083,656

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	19,383,321	$19,383,321

		2,316,124,763

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,316,124,763)		2,316,124,763

TOTAL INVESTMENTS IN SECURITIES — 110.00% (Cost: $21,040,398,454)		25,025,430,834
Other Assets, Less Liabilities — (10.00)%		(2,274,605,547)

NET ASSETS — 100.00%		$22,750,825,287

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of December 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
239	E-mini S&P Midcap 400 (Mar. 2014)	Chicago Mercantile	$32,011,660	$842,765

See accompanying notes to schedules of investments.

61

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 100.16%

AEROSPACE & DEFENSE — 2.36%
AAR Corp.	818,228	$22,918,566
AeroVironment Inc.[a,b]	409,184	11,919,530
American Science and Engineering Inc.	162,936	11,716,728
Cubic Corp.	430,451	22,667,550
Curtiss-Wright Corp.	976,885	60,791,553
Engility Holdings Inc.[a]	355,673	11,879,478
GenCorp Inc.[a,b]	1,259,153	22,689,937
Moog Inc. Class Aa	935,520	63,559,229
National Presto Industries Inc.[b]	101,806	8,195,383
Orbital Sciences Corp.[a]	1,244,978	29,007,987
Teledyne Technologies Inc.[a]	773,617	71,064,458

		336,410,399
AIR FREIGHT & LOGISTICS — 0.54%
Atlas Air Worldwide Holdings Inc.[a]	516,581	21,257,308
Forward Air Corp.	630,542	27,687,099
Hub Group Inc. Class Aa,b	723,121	28,838,066

		77,782,473
AIRLINES — 0.33%
Allegiant Travel Co.	303,079	31,956,650
SkyWest Inc.	1,056,970	15,674,865

		47,631,515
AUTO COMPONENTS — 0.62%
Dorman Products Inc.[a]	625,130	35,051,039
Drew Industries Inc.	450,058	23,042,970
Spartan Motors Inc.	703,279	4,711,969
Standard Motor Products Inc.	429,579	15,808,507
Superior Industries International Inc.	483,407	9,972,687

		88,587,172
AUTOMOBILES — 0.11%
Winnebago Industries Inc.[a]	575,125	15,787,181

		15,787,181
BEVERAGES — 0.30%
Boston Beer Co. Inc. (The) Class Aa,b	180,019	43,526,794

		43,526,794
BIOTECHNOLOGY — 0.63%
Acorda Therapeutics Inc.[a,b]	850,266	24,827,767
ArQule Inc.[a,b]	1,126,302	2,421,549
Emergent BioSolutions Inc.[a]	595,419	13,688,683
Ligand Pharmaceuticals Inc. Class Ba,b	420,510	22,118,826
Momenta Pharmaceuticals Inc.[a,b]	949,131	16,780,636
Spectrum Pharmaceuticals Inc.[a,b]	1,110,966	9,832,049

		89,669,510

Security	Shares	Value

BUILDING PRODUCTS — 0.98%
AAON Inc.	575,789	$18,396,459
American Woodmark Corp.[a]	249,505	9,862,933
Apogee Enterprises Inc.	593,186	21,301,309
Gibraltar Industries Inc.[a]	601,010	11,172,776
Griffon Corp.	913,429	12,066,397
Quanex Building Products Corp.	764,629	15,231,410
Simpson Manufacturing Co. Inc.	839,506	30,835,055
Universal Forest Products Inc.	410,103	21,382,770

		140,249,109
CAPITAL MARKETS — 2.34%
Calamos Asset Management Inc. Class A	394,306	4,668,583
Evercore Partners Inc. Class A	676,137	40,419,470
Financial Engines Inc.	1,039,358	72,214,594
FXCM Inc. Class A	743,932	13,271,747
HFF Inc. Class Aa	683,487	18,351,626
Investment Technology Group Inc.[a]	748,610	15,391,421
Piper Jaffray Companies Inc.[a]	328,160	12,978,728
Prospect Capital Corp.[b]	5,860,298	65,752,543
Stifel Financial Corp.[a,b]	1,216,074	58,274,266
SWS Group Inc.[a]	598,587	3,639,409
Virtus Investment Partners Inc.[a]	144,393	28,885,820

		333,848,207
CHEMICALS — 2.93%
A. Schulman Inc.	600,839	21,185,583
American Vanguard Corp.	517,295	12,565,096
Balchem Corp.	621,113	36,459,333
Calgon Carbon Corp.[a]	1,127,163	23,185,743
Flotek Industries Inc.[a,b]	936,646	18,798,485
FutureFuel Corp.	468,778	7,406,692
H.B. Fuller Co.	1,036,849	53,957,622
Hawkins Inc.	193,784	7,206,827
Innophos Holdings Inc.	452,995	22,015,557
Koppers Holdings Inc.	419,518	19,192,949
Kraton Performance Polymers Inc.[a]	670,959	15,465,605
LSB Industries Inc.[a,b]	394,731	16,191,866
OM Group Inc.[a]	658,936	23,991,860
PolyOne Corp.	1,984,427	70,149,494
Quaker Chemical Corp.	271,774	20,945,622
Stepan Co.	391,369	25,685,547
Tredegar Corp.	523,812	15,091,024
Zep Inc.	476,257	8,648,827

		418,143,732
COMMERCIAL BANKS — 7.61%
Bank of the Ozarks Inc.	665,505	37,660,928
Banner Corp.	402,250	18,028,845
BBCN Bancorp Inc.	1,632,626	27,085,265
Boston Private Financial Holdings Inc.	1,645,278	20,763,408
Cardinal Financial Corp.	624,384	11,238,912
City Holding Co.[b]	324,016	15,011,661
Columbia Banking System Inc.	1,059,012	29,133,420
Community Bank System Inc.	833,414	33,069,868
CVB Financial Corp.	1,934,250	33,017,648
F.N.B. Corp.	3,278,549	41,375,288
First BanCorp (Puerto Rico)[a]	2,052,470	12,704,789
First Commonwealth Financial Corp.	1,971,255	17,386,469

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2013

Security	Shares	Value

First Financial Bancorp	1,188,222	$20,710,709
First Financial Bankshares Inc.[b]	626,936	41,578,396
First Midwest Bancorp Inc.	1,548,746	27,149,517
Glacier Bancorp Inc.	1,533,486	45,682,548
Hanmi Financial Corp.	656,123	14,362,532
Home Bancshares Inc.	980,124	36,607,631
Independent Bank Corp. (Massachusetts)	473,993	18,575,786
MB Financial Inc.	1,134,585	36,408,833
National Penn Bancshares Inc.	2,401,305	27,206,786
NBT Bancorp Inc.	893,665	23,145,924
Old National Bancorp	2,079,308	31,958,964
PacWest Bancorp	796,097	33,611,215
Pinnacle Financial Partners Inc.	681,639	22,173,717
PrivateBancorp Inc.	1,346,995	38,968,565
S&T Bancorp Inc.	613,538	15,528,647
Simmons First National Corp. Class A	334,774	12,436,854
Sterling Bancorp	1,630,394	21,798,368
Susquehanna Bancshares Inc.	3,862,766	49,597,915
Taylor Capital Group Inc.[a,b]	315,090	8,375,092
Texas Capital Bancshares Inc.[a,b]	845,394	52,583,507
Tompkins Financial Corp.	242,026	12,437,716
UMB Financial Corp.	773,179	49,699,946
Umpqua Holdings Corp.	2,309,590	44,205,553
United Bankshares Inc.	546,997	17,203,056
United Community Banks Inc.[a,b]	797,530	14,156,158
ViewPoint Financial Group[b]	741,110	20,343,470
Wilshire Bancorp Inc.	1,405,404	15,361,066
Wintrust Financial Corp.	824,279	38,015,747

		1,086,360,719
COMMERCIAL SERVICES & SUPPLIES — 2.02%
ABM Industries Inc.	1,058,970	30,275,952
Consolidated Graphics Inc.[a]	166,143	11,204,684
G&K Services Inc. Class A	409,338	25,473,104
Healthcare Services Group Inc.[b]	1,440,621	40,870,418
Interface Inc.	1,201,659	26,388,432
Mobile Mini Inc.[a]	841,031	34,633,656
Tetra Tech Inc.[a]	1,324,481	37,058,978
UniFirst Corp.	313,907	33,588,049
United Stationers Inc.[b]	824,039	37,815,150
Viad Corp.	419,495	11,653,571

		288,961,994
COMMUNICATIONS EQUIPMENT — 1.65%
ARRIS Group Inc.[a,b]	2,367,637	57,687,475
Bel Fuse Inc. Class B	204,666	4,361,432
Black Box Corp.	327,999	9,774,370
CalAmp Corp.[a]	687,584	19,231,724
Comtech Telecommunications Corp.	331,523	10,449,605
Digi International Inc.[a]	538,371	6,525,057
Harmonic Inc.[a]	2,079,692	15,348,127
Ixia[a,b]	1,160,868	15,451,153
NETGEAR Inc.[a,b]	798,408	26,299,560
Oplink Communications Inc.[a]	372,616	6,930,658
PCTEL Inc.	367,739	3,519,262
Procera Networks Inc.[a,b]	429,637	6,453,148
ViaSat Inc.[a,b]	865,011	54,192,939

		236,224,510

Security	Shares	Value

COMPUTERS & PERIPHERALS — 0.55%
Avid Technology Inc.[a]	642,644	$5,237,549
Electronics For Imaging Inc.[a]	969,472	37,547,650
Intevac Inc.[a,b]	505,446	3,755,464
QLogic Corp.[a]	1,789,688	21,172,009
Super Micro Computer Inc.[a]	671,254	11,518,719

		79,231,391
CONSTRUCTION & ENGINEERING — 0.82%
Aegion Corp.[a,b]	791,706	17,330,444
Comfort Systems USA Inc.	769,476	14,920,140
Dycom Industries Inc.[a]	698,659	19,415,733
EMCOR Group Inc.	1,384,556	58,760,557
Orion Marine Group Inc.[a]	569,396	6,849,834

		117,276,708
CONSTRUCTION MATERIALS — 0.32%
Headwaters Inc.[a,b]	1,508,549	14,768,695
Texas Industries Inc.[a,b]	443,369	30,494,920

		45,263,615
CONSUMER FINANCE — 1.27%
Cash America International Inc.[b]	579,748	22,204,348
Encore Capital Group Inc.[a,b]	482,601	24,255,526
EZCORP Inc. Class A NVS[a,b]	1,127,189	13,176,840
First Cash Financial Services Inc.[a,b]	596,660	36,897,454
Green Dot Corp. Class Aa,b	449,761	11,311,489
Portfolio Recovery Associates Inc.[a,b]	1,026,197	54,224,250
World Acceptance Corp.[a,b]	222,732	19,495,732

		181,565,639
CONTAINERS & PACKAGING — 0.08%
Myers Industries Inc.	551,388	11,645,315

		11,645,315
DISTRIBUTORS — 0.43%
Pool Corp.	947,513	55,088,406
VOXX International Corp.[a,b]	405,449	6,770,998

		61,859,404
DIVERSIFIED CONSUMER SERVICES — 0.81%
American Public Education Inc.[a,b]	361,453	15,712,362
Capella Education Co.[b]	227,526	15,116,827
Career Education Corp.[a,b]	1,197,275	6,824,468
Hillenbrand Inc.	1,296,734	38,149,914
ITT Educational Services Inc.[a,b]	376,259	12,634,777
Regis Corp.	904,309	13,121,524
Strayer Education Inc.	224,008	7,721,556
Universal Technical Institute Inc.	437,331	6,083,274

		115,364,702
DIVERSIFIED FINANCIAL SERVICES — 0.54%
Interactive Brokers Group Inc. Class A	1,030,938	25,093,031
MarketAxess Holdings Inc.	776,177	51,902,956

		76,995,987

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2013

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.32%
Atlantic Tele-Network Inc.	204,605	$11,574,505
Cbeyond Inc.[a]	579,349	3,997,508
Cincinnati Bell Inc.[a]	4,291,432	15,277,498
General Communication Inc. Class Aa	638,570	7,120,055
Lumos Networks Corp.	370,649	7,783,629

		45,753,195
ELECTRIC UTILITIES — 1.15%
ALLETE Inc.	763,986	38,107,622
El Paso Electric Co.	831,541	29,195,405
UIL Holdings Corp.	1,165,038	45,145,222
UNS Energy Corp.	856,874	51,283,909

		163,732,158
ELECTRICAL EQUIPMENT — 1.53%
AZZ Inc.	525,237	25,663,080
Brady Corp. Class A	969,687	29,992,419
Encore Wire Corp.	383,808	20,802,394
EnerSys Inc.	977,401	68,506,036
Franklin Electric Co. Inc.	806,515	36,002,829
II-VI Inc.[a]	1,120,725	19,724,760
Powell Industries Inc.	191,124	12,803,397
Vicor Corp.[a,b]	386,450	5,186,159

		218,681,074
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.37%
Agilysys Inc.[a,b]	299,605	4,170,502
Anixter International Inc.	550,486	49,455,662
Badger Meter Inc.	296,883	16,180,123
Belden Inc.	896,111	63,131,020
Benchmark Electronics Inc.[a]	1,114,292	25,717,859
Checkpoint Systems Inc.[a]	854,892	13,481,647
Cognex Corp.	1,709,841	65,281,729
Coherent Inc.[a]	511,418	38,044,385
CTS Corp.	698,500	13,907,135
Daktronics Inc.	792,622	12,428,313
DTS Inc.[a,b]	371,111	8,899,242
Electro Scientific Industries Inc.	527,906	5,521,897
FARO Technologies Inc.[a]	352,729	20,564,101
FEI Co.	860,879	76,928,147
Insight Enterprises Inc.[a]	872,605	19,816,860
Littelfuse Inc.	462,281	42,959,773
Measurement Specialties Inc.[a]	310,530	18,846,066
Mercury Systems Inc.[a,b]	684,432	7,494,530
Methode Electronics Inc.	731,594	25,013,199
MTS Systems Corp.	316,852	22,575,705
Newport Corp.[a]	807,493	14,591,399
OSI Systems Inc.[a]	388,329	20,624,153
Park Electrochemical Corp.	429,697	12,340,898
Plexus Corp.[a]	698,309	30,229,797
Rofin-Sinar Technologies Inc.[a]	580,550	15,686,461
Rogers Corp.[a]	364,960	22,445,040
Sanmina Corp.[a,b]	1,735,955	28,990,448
ScanSource Inc.[a]	579,644	24,594,295
SYNNEX Corp.[a]	543,514	36,632,844
TTM Technologies Inc.[a,b]	1,127,969	9,677,974

		766,231,204

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 2.29%
Basic Energy Services Inc.[a,b]	550,231	$8,682,645
Bristow Group Inc.	755,358	56,697,172
C&J Energy Services Inc.[a,b]	933,319	21,559,669
ERA Group Inc.[a]	387,671	11,963,527
Exterran Holdings Inc.[a,b]	1,210,020	41,382,684
Geospace Technologies Corp.[a,b]	266,741	25,295,049
Gulf Island Fabrication Inc.	254,411	5,907,423
Hornbeck Offshore Services Inc.[a,b]	669,982	32,983,214
ION Geophysical Corp.[a,b]	2,533,439	8,360,349
Matrix Service Co.[a]	543,101	13,289,682
Newpark Resources Inc.[a,b]	1,800,480	22,127,899
Pioneer Energy Services Corp.[a]	1,290,825	10,339,508
SEACOR Holdings Inc.[a]	390,358	35,600,650
Tesco Corp.[a]	645,921	12,776,317
TETRA Technologies Inc.[a,b]	1,625,148	20,086,829

		327,052,617
FOOD & STAPLES RETAILING — 0.75%
Andersons Inc. (The)	363,034	32,371,742
Casey’s General Stores Inc.	793,678	55,755,879
Spartan Stores Inc.	755,706	18,348,542

		106,476,163
FOOD PRODUCTS — 2.11%
Annie’s Inc.[a,b]	348,629	15,004,992
B&G Foods Inc. Class A	1,103,223	37,410,292
Cal-Maine Foods Inc.	308,205	18,563,187
Calavo Growers Inc.[b]	268,389	8,121,451
Darling International Inc.[a]	3,261,998	68,110,518
Diamond Foods Inc.[a,b]	427,941	11,057,995
J&J Snack Foods Corp.	300,562	26,626,788
Sanderson Farms Inc.	418,278	30,254,048
Seneca Foods Corp. Class Aa	146,678	4,677,561
Snyders-Lance Inc.	1,010,319	29,016,362
TreeHouse Foods Inc.[a,b]	751,144	51,768,845

		300,612,039
GAS UTILITIES — 1.65%
Laclede Group Inc. (The)	628,390	28,616,881
New Jersey Resources Corp.	867,374	40,107,374
Northwest Natural Gas Co.	556,292	23,820,423
Piedmont Natural Gas Co.[b]	1,566,315	51,939,005
South Jersey Industries Inc.	664,842	37,204,558
Southwest Gas Corp.	956,104	53,455,775

		235,144,016
HEALTH CARE EQUIPMENT & SUPPLIES — 3.98%
Abaxis Inc.[a]	431,755	17,278,835
ABIOMED Inc.[a,b]	723,791	19,354,171
Align Technology Inc.[a,b]	1,457,088	83,272,579
Analogic Corp.	255,895	22,662,061
Anika Therapeutics Inc.[a]	234,573	8,951,306
Cantel Medical Corp.	686,504	23,279,351
CONMED Corp.	568,844	24,175,870

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2013

Security	Shares	Value

CryoLife Inc.	518,705	$5,752,438
Cyberonics Inc.[a]	508,066	33,283,404
Cynosure Inc. Class Aa,b	402,525	10,739,367
Greatbatch Inc.[a]	497,391	22,004,578
Haemonetics Corp.[a,b]	1,063,202	44,792,700
ICU Medical Inc.[a]	271,433	17,292,996
Integra LifeSciences Holdings Corp.[a,b]	483,196	23,053,281
Invacare Corp.	594,622	13,801,177
Meridian Bioscience Inc.[b]	855,492	22,696,203
Merit Medical Systems Inc.[a]	839,455	13,213,022
Natus Medical Inc.[a]	574,391	12,923,798
Neogen Corp.[a,b]	752,562	34,392,083
NuVasive Inc.[a,b]	921,884	29,804,510
SurModics Inc.[a,b]	295,226	7,200,562
Symmetry Medical Inc.[a]	781,477	7,877,288
West Pharmaceutical Services Inc.	1,439,931	70,643,015

		568,444,595
HEALTH CARE PROVIDERS & SERVICES — 3.24%
Air Methods Corp.[a,b]	725,078	42,293,800
Almost Family Inc.[a]	173,425	5,606,830
Amedisys Inc.[a,b]	673,537	9,853,846
AMN Healthcare Services Inc.[a]	949,504	13,957,709
AmSurg Corp.[a]	665,585	30,563,663
Bio-Reference Laboratories Inc.[a,b]	507,954	12,973,145
Centene Corp.[a]	1,129,388	66,577,423
Chemed Corp.[b]	363,797	27,874,126
CorVel Corp.[a]	234,215	10,937,841
Cross Country Healthcare Inc.[a]	559,373	5,582,543
Ensign Group Inc. (The)	403,778	17,875,252
Gentiva Health Services Inc.[a]	594,465	7,377,311
Hanger Inc.[a]	717,264	28,217,166
Healthways Inc.[a,b]	722,198	11,085,739
IPC The Hospitalist Co. Inc.[a,b]	350,047	20,789,291
Kindred Healthcare Inc.	1,116,612	22,041,921
Landauer Inc.	197,186	10,373,955
LHC Group Inc.[a,b]	251,441	6,044,642
Magellan Health Services Inc.[a]	558,018	33,430,858
Molina Healthcare Inc.[a,b]	584,829	20,322,808
MWI Veterinary Supply Inc.[a,b]	265,148	45,231,597
PharMerica Corp.[a,b]	607,209	13,054,993

		462,066,459
HEALTH CARE TECHNOLOGY — 0.90%
Computer Programs and Systems Inc.	217,161	13,422,721
HealthStream Inc.[a,b]	423,638	13,882,617
Medidata Solutions Inc.[a,b]	1,037,723	62,854,882
Omnicell Inc.[a]	737,160	18,819,695
Quality Systems Inc.	903,949	19,037,166

		128,017,081
HOTELS, RESTAURANTS & LEISURE — 3.41%
Biglari Holdings Inc.[a]	30,161	15,280,769
BJ’s Restaurants Inc.[a,b]	512,406	15,915,330
Boyd Gaming Corp.[a,b]	1,556,132	17,522,046
Buffalo Wild Wings Inc.[a,b]	387,340	57,016,448
CEC Entertainment Inc.	340,353	15,070,831
Cracker Barrel Old Country Store Inc.	491,145	54,060,330
DineEquity Inc.	333,663	27,877,544
Interval Leisure Group Inc.	815,204	25,189,804

Security	Shares	Value

Jack in the Box Inc.[a]	879,184	$43,976,784
Marcus Corp. (The)	374,546	5,033,898
Marriott Vacations Worldwide Corp.[a]	629,065	33,189,469
Monarch Casino & Resort Inc.[a]	201,837	4,052,887
Multimedia Games Holding Co. Inc.[a]	612,432	19,205,867
Papa John’s International Inc.	658,536	29,897,534
Pinnacle Entertainment Inc.[a,b]	1,087,506	28,264,281
Red Robin Gourmet Burgers Inc.[a,b]	269,089	19,788,805
Ruby Tuesday Inc.[a,b]	1,197,684	8,299,950
Ruth’s Hospitality Group Inc.	739,636	10,510,228
Sonic Corp.[a]	1,080,988	21,825,148
Texas Roadhouse Inc.	1,237,932	34,414,510

		486,392,463
HOUSEHOLD DURABLES — 1.62%
Blyth Inc.[b]	184,018	2,002,116
Ethan Allen Interiors Inc.[b]	536,738	16,327,570
Helen of Troy Ltd.[a]	622,275	30,808,835
iRobot Corp.[a,b]	595,193	20,694,861
La-Z-Boy Inc.	1,082,615	33,561,065
M/I Homes Inc.[a]	505,362	12,861,463
Meritage Homes Corp.[a]	703,416	33,756,934
Ryland Group Inc. (The)	953,608	41,396,123
Standard-Pacific Corp.[a,b]	3,082,606	27,897,584
Universal Electronics Inc.[a]	322,578	12,293,448

		231,599,999
HOUSEHOLD PRODUCTS — 0.20%
Central Garden & Pet Co. Class Aa	871,104	5,879,952
WD-40 Co.	295,957	22,102,069

		27,982,021
INSURANCE — 2.11%
Amerisafe Inc.	381,662	16,121,403
eHealth Inc.[a,b]	385,391	17,916,828
Employers Holdings Inc.	644,087	20,385,354
HCI Group Inc.	209,792	11,223,872
Horace Mann Educators Corp.	830,678	26,199,584
Infinity Property and Casualty Corp.	236,966	17,002,310
Meadowbrook Insurance Group Inc.	965,404	6,719,212
Navigators Group Inc. (The)[a]	218,592	13,806,271
ProAssurance Corp.	1,271,902	61,661,809
RLI Corp.	354,273	34,499,105
Safety Insurance Group Inc.	263,625	14,842,087
Selective Insurance Group Inc.	1,146,930	31,035,926
Stewart Information Services Corp.	432,976	13,972,135
Tower Group International Ltd.[b]	815,096	2,755,024
United Fire Group Inc.	444,885	12,750,404

		300,891,324
INTERNET & CATALOG RETAIL — 0.29%
Blue Nile Inc.[a,b]	265,517	12,503,195
FTD Companies Inc.[a,b]	384,669	12,532,516
NutriSystem Inc.	593,672	9,759,968
PetMed Express Inc.	419,059	6,968,951

		41,764,630

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2013

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 2.23%
Blucora Inc.[a,b]	848,619	$24,745,730
comScore Inc.[a]	684,262	19,576,736
Dealertrack Technologies Inc.[a,b]	905,823	43,551,970
Dice Holdings Inc.[a,b]	790,634	5,732,096
Digital River Inc.[a,b]	586,420	10,848,770
j2 Global Inc.[b]	904,381	45,228,094
Liquidity Services Inc.[a,b]	531,009	12,032,664
LivePerson Inc.[a,b]	1,020,986	15,131,013
LogMeIn Inc.[a,b]	469,652	15,756,825
Monster Worldwide Inc.[a]	2,172,085	15,486,966
NIC Inc.	1,235,332	30,722,707
OpenTable Inc.[a,b]	479,601	38,065,931
Perficient Inc.[a]	681,312	15,956,327
QuinStreet Inc.[a,b]	590,139	5,128,308
Stamps.com Inc.[a]	303,853	12,792,211
XO Group Inc.[a]	520,256	7,731,004

		318,487,352
IT SERVICES — 2.15%
CACI International Inc. Class Aa,b	483,629	35,411,315
Cardtronics Inc.[a]	928,829	40,357,620
CIBER Inc.[a]	1,409,083	5,833,604
CSG Systems International Inc.	697,486	20,506,089
ExlService Holdings Inc.[a]	639,500	17,662,990
Forrester Research Inc.	260,881	9,981,307
Heartland Payment Systems Inc.	761,161	37,936,264
Higher One Holdings Inc.[a,b]	671,965	6,558,378
iGATE Corp.[a]	602,618	24,201,139
MAXIMUS Inc.	1,413,452	62,177,754
Sykes Enterprises Inc.[a]	807,083	17,602,480
TeleTech Holdings Inc.[a,b]	395,348	9,464,631
Virtusa Corp.[a]	487,556	18,571,008

		306,264,579
LEISURE EQUIPMENT & PRODUCTS — 0.42%
Arctic Cat Inc.	277,352	15,803,517
Callaway Golf Co.[b]	1,545,311	13,026,972
JAKKS Pacific Inc.[b]	356,321	2,398,040
Sturm, Ruger & Co. Inc.[b]	399,659	29,211,076

		60,439,605
LIFE SCIENCES TOOLS & SERVICES — 0.64%
Affymetrix Inc.[a,b]	1,487,911	12,751,397
Cambrex Corp.[a]	623,441	11,115,953
Luminex Corp.[a,b]	771,939	14,975,617
PAREXEL International Corp.[a]	1,165,563	52,660,136

		91,503,103
MACHINERY — 3.47%
Actuant Corp. Class Ab	1,506,588	55,201,384
Albany International Corp. Class A	581,323	20,886,935
Astec Industries Inc.	387,244	14,959,236
Barnes Group Inc.	947,424	36,295,813
Briggs & Stratton Corp.[b]	978,851	21,299,798
CIRCOR International Inc.	363,482	29,362,076
EnPro Industries Inc.[a,b]	431,610	24,882,316
ESCO Technologies Inc.	546,094	18,709,180

Security	Shares	Value

Federal Signal Corp.[a]	1,291,914	$18,926,540
John Bean Technologies Corp.	561,384	16,465,393
Lindsay Corp.[b]	265,273	21,951,341
Lydall Inc.[a]	346,485	6,105,066
Mueller Industries Inc.	583,657	36,776,228
Standex International Corp.	264,394	16,625,095
Tennant Co.	380,502	25,801,841
Titan International Inc.[b]	1,103,821	19,846,702
Toro Co. (The)	1,178,422	74,947,639
Watts Water Technologies Inc. Class A	590,253	36,518,953

		495,561,536
MEDIA — 0.72%
Digital Generation Inc.[a,b]	439,336	5,601,534
E.W. Scripps Co. (The) Class Aa	620,778	13,483,298
Harte-Hanks Inc.	922,760	7,215,983
Live Nation Entertainment Inc.[a]	2,918,336	57,666,319
Scholastic Corp.	534,549	18,180,012

		102,147,146
METALS & MINING — 1.58%
A.M. Castle & Co.[a,b]	351,971	5,198,612
AK Steel Holding Corp.[a,b]	2,810,073	23,042,599
AMCOL International Corp.	515,142	17,504,525
Century Aluminum Co.[a,b]	1,062,616	11,114,963
Gerber Scientific Inc. Escrow[a,c]	349,019	3,490
Globe Specialty Metals Inc.	1,334,345	24,031,553
Haynes International Inc.	257,386	14,218,003
Kaiser Aluminum Corp.	386,442	27,143,686
Materion Corp.	425,747	13,134,295
Olympic Steel Inc.	191,516	5,550,134
RTI International Metals Inc.[a,b]	629,677	21,541,250
Stillwater Mining Co.[a,b]	2,457,223	30,322,132
SunCoke Energy Inc.[a,b]	1,436,759	32,772,473

		225,577,715
MULTI-UTILITIES — 0.49%
Avista Corp.	1,239,472	34,940,716
NorthWestern Corp.	794,105	34,400,628

		69,341,344
MULTILINE RETAIL — 0.18%
Fred’s Inc. Class A	705,344	13,062,971
Tuesday Morning Corp.[a,b]	764,912	12,207,995

		25,270,966
OIL, GAS & CONSUMABLE FUELS — 1.85%
Approach Resources Inc.[a,b]	724,756	13,980,543
Arch Coal Inc.	4,391,274	19,541,169
Carrizo Oil & Gas Inc.[a,b]	853,183	38,197,003
Cloud Peak Energy Inc.[a]	1,254,871	22,587,678
Comstock Resources Inc.	914,980	16,734,984
Contango Oil & Gas Co.[a]	314,653	14,870,501
Forest Oil Corp.[a,b]	2,469,815	8,916,032
Green Plains Renewable Energy Inc.	490,889	9,518,338
Northern Oil and Gas Inc.[a,b]	1,173,373	17,682,731
PDC Energy Inc.[a,b]	735,892	39,164,172
Penn Virginia Corp.[a,b]	1,092,631	10,303,511

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2013

Security	Shares	Value

PetroQuest Energy Inc.[a,b]	1,179,278	$5,094,481
Stone Energy Corp.[a]	1,032,149	35,702,034
Swift Energy Co.[a,b]	895,214	12,085,389

		264,378,566
PAPER & FOREST PRODUCTS — 1.19%
Clearwater Paper Corp.[a]	434,639	22,818,547
Deltic Timber Corp.	229,298	15,578,506
KapStone Paper and Packaging Corp.[a]	827,438	46,220,687
Neenah Paper Inc.	334,149	14,291,553
P.H. Glatfelter Co.	891,455	24,639,816
Schweitzer-Mauduit International Inc.	648,346	33,370,369
Wausau Paper Corp.	1,020,767	12,943,325

		169,862,803
PERSONAL PRODUCTS — 0.14%
Inter Parfums Inc.	351,339	12,581,450
Medifast Inc.[a,b]	265,161	6,928,657

		19,510,107
PHARMACEUTICALS — 2.37%
Akorn Inc.[a,b]	1,471,964	36,254,473
Hi-Tech Pharmacal Co. Inc.[a]	227,971	9,891,662
Impax Laboratories Inc.[a]	1,335,687	33,579,171
Medicines Co. (The)[a]	1,318,626	50,925,336
Prestige Brands Holdings Inc.[a]	1,067,434	38,214,137
Questcor Pharmaceuticals Inc.[b]	1,152,923	62,776,657
Santarus Inc.[a]	1,253,641	40,066,367
ViroPharma Inc.[a]	1,351,120	67,353,332

		339,061,135
PROFESSIONAL SERVICES — 1.50%
CDI Corp.	295,127	5,468,703
Exponent Inc.	270,323	20,933,813
Heidrick & Struggles International Inc.	332,656	6,699,692
Insperity Inc.	469,337	16,957,146
Kelly Services Inc. Class A	562,748	14,034,935
Korn/Ferry International[a]	1,018,996	26,616,175
Navigant Consulting Inc.[a]	1,020,714	19,597,709
On Assignment Inc.[a]	956,241	33,391,936
Resources Connection Inc.	832,375	11,927,934
TrueBlue Inc.[a]	845,440	21,795,443
WageWorks Inc.[a,b]	613,088	36,441,951

		213,865,437
REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.54%
Acadia Realty Trust[b]	1,143,949	28,404,254
Agree Realty Corp.	309,162	8,971,881
American Assets Trust Inc.	658,304	20,690,495
Associated Estates Realty Corp.[b]	1,185,414	19,025,895
Capstead Mortgage Corp.[b]	1,803,352	21,784,492
Cedar Realty Trust Inc.	1,283,547	8,035,004
CoreSite Realty Corp.	441,280	14,204,803
Cousins Properties Inc.	3,641,037	37,502,681
DiamondRock Hospitality Co.	4,032,949	46,580,561
EastGroup Properties Inc.[b]	632,175	36,621,898
EPR Properties[b]	1,065,482	52,379,095
Franklin Street Properties Corp.	1,796,062	21,462,941

Security	Shares	Value

GEO Group Inc. (The)	1,448,934	$46,684,654
Getty Realty Corp.[b]	559,865	10,284,720
Government Properties Income Trust[b]	1,100,615	27,350,283
Healthcare Realty Trust Inc.	1,978,451	42,160,791
Inland Real Estate Corp.[b]	1,726,397	18,161,696
Kite Realty Group Trust	2,704,886	17,771,101
LaSalle Hotel Properties	2,138,569	65,996,239
Lexington Realty Trust[b]	3,431,253	35,033,093
LTC Properties Inc.	715,871	25,334,675
Medical Properties Trust Inc.	3,327,471	40,661,696
Parkway Properties Inc.[b]	1,247,833	24,070,699
Pennsylvania Real Estate Investment Trust	1,404,745	26,662,060
Post Properties Inc.	1,118,004	50,567,321
PS Business Parks Inc.	412,753	31,542,584
Sabra Healthcare REIT Inc.	780,146	20,393,016
Saul Centers Inc.	261,903	12,500,630
Sovran Self Storage Inc.	660,618	43,052,475
Tanger Factory Outlet Centers Inc.	1,948,371	62,386,839
Universal Health Realty Income Trust	226,294	9,065,338
Urstadt Biddle Properties Inc. Class A	467,220	8,620,209

		933,964,119
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
Forestar Group Inc.[a]	716,407	15,237,977

		15,237,977
ROAD & RAIL — 0.53%
Arkansas Best Corp.	498,981	16,805,680
Heartland Express Inc.	996,891	19,559,002
Knight Transportation Inc.	1,237,542	22,696,520
Saia Inc.[a,b]	504,099	16,156,373

		75,217,575
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.88%
Advanced Energy Industries Inc.[a]	757,610	17,318,965
ATMI Inc.[a]	656,376	19,829,119
Brooks Automation Inc.	1,373,768	14,410,826
Cabot Microelectronics Corp.[a]	485,724	22,197,587
CEVA Inc.[a,b]	456,355	6,945,723
Cirrus Logic Inc.[a,b]	1,307,921	26,720,826
Cohu Inc.	481,867	5,059,604
Diodes Inc.[a,b]	750,449	17,680,578
DSP Group Inc.[a]	468,144	4,545,678
Entropic Communications Inc.[a,b]	1,882,152	8,864,936
Exar Corp.[a]	980,436	11,559,340
GT Advanced Technologies Inc.[a,b]	2,729,608	23,802,182
Hittite Microwave Corp.[a,b]	650,575	40,159,995
Kopin Corp.[a]	1,305,621	5,509,721
Kulicke and Soffa Industries Inc.[a,b]	1,571,298	20,898,263
Micrel Inc.	941,294	9,290,572
Microsemi Corp.[a]	1,938,654	48,369,417
MKS Instruments Inc.	1,099,108	32,907,294
Monolithic Power Systems Inc.[a]	716,159	24,822,071
Nanometrics Inc.[a,b]	458,268	8,730,005
Pericom Semiconductor Corp.[a]	437,126	3,872,936
Power Integrations Inc.	616,968	34,439,154
Rubicon Technology Inc.[a,b]	373,152	3,712,862
Rudolph Technologies Inc.[a,b]	692,266	8,127,203
Sigma Designs Inc.[a]	642,784	3,033,940
Supertex Inc.[a]	219,433	5,496,797

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2013

Security	Shares	Value

Synaptics Inc.[a,b]	683,150	$35,394,001
Tessera Technologies Inc.	1,007,990	19,867,483
TriQuint Semiconductor Inc.[a,b]	3,308,517	27,593,032
Ultratech Inc.[a,b]	573,670	16,636,430
Veeco Instruments Inc.[a,b]	808,367	26,603,358

		554,399,898
SOFTWARE — 2.66%
Blackbaud Inc.	945,227	35,587,797
Bottomline Technologies Inc.[a,b]	757,927	27,406,640
Ebix Inc.[b]	663,253	9,763,084
EPIQ Systems Inc.	624,173	10,117,844
Interactive Intelligence Group Inc.[a]	325,007	21,892,472
Manhattan Associates Inc.[a]	396,284	46,555,444
MicroStrategy Inc. Class Aa	186,516	23,172,748
Monotype Imaging Holdings Inc.	806,242	25,686,870
NetScout Systems Inc.[a]	770,163	22,789,123
Progress Software Corp.[a]	1,072,551	27,703,992
Synchronoss Technologies Inc.[a,b]	628,767	19,535,791
Take-Two Interactive Software Inc.[a,b]	1,900,458	33,010,956
Tangoe Inc.[a,b]	701,421	12,632,592
Tyler Technologies Inc.[a]	585,209	59,767,395
Vasco Data Security International Inc.[a,b]	606,069	4,684,914

		380,307,662
SPECIALTY RETAIL — 4.83%
Aeropostale Inc.[a,b]	1,625,913	14,779,549
Barnes & Noble Inc.[a,b]	765,031	11,437,213
Big 5 Sporting Goods Corp.	370,299	7,339,326
Brown Shoe Co. Inc.	845,438	23,790,625
Buckle Inc. (The)[b]	578,885	30,426,196
Cato Corp. (The) Class A	555,074	17,651,353
Children’s Place Retail Stores Inc. (The)[a]	459,489	26,177,088
Christopher & Banks Corp.[a]	758,447	6,477,137
Finish Line Inc. (The) Class A	1,011,654	28,498,293
Francesca’s Holdings Corp.[a,b]	867,089	15,963,109
Genesco Inc.[a,b]	495,013	36,165,650
Group 1 Automotive Inc.	437,871	31,097,598
Haverty Furniture Companies Inc.	415,465	13,004,055
Hibbett Sports Inc.[a,b]	536,378	36,049,965
Jos. A. Bank Clothiers Inc.[a]	577,950	31,631,204
Kirkland’s Inc.[a]	309,879	7,334,836
Lithia Motors Inc. Class A	465,196	32,293,906
Lumber Liquidators Holdings Inc.[a,b]	569,136	58,558,403
MarineMax Inc.[a]	509,782	8,197,295
Men’s Wearhouse Inc. (The)	936,748	47,849,088
Monro Muffler Brake Inc.[b]	615,999	34,717,704
Outerwall Inc.[a,b]	572,005	38,478,776
Pep Boys - Manny, Moe & Jack (The)[a]	1,095,907	13,304,311
Select Comfort Corp.[a,b]	1,139,710	24,036,484
Sonic Automotive Inc. Class A	706,188	17,287,482
Stage Stores Inc.[b]	655,588	14,567,165
Stein Mart Inc.	583,514	7,848,263
Vitamin Shoppe Inc.[a,b]	627,959	32,660,148
Zale Corp.[a,b]	680,789	10,736,043
Zumiez Inc.[a,b]	455,974	11,855,324

		690,213,589
TEXTILES, APPAREL & LUXURY GOODS — 2.71%
Crocs Inc.[a]	1,821,905	29,004,728

Security	Shares	Value

Fifth & Pacific Companies Inc.[a]	2,530,451	$81,151,564
G-III Apparel Group Ltd.[a]	339,842	25,076,941
Iconix Brand Group Inc.[a,b]	1,064,328	42,253,822
Movado Group Inc.	371,982	16,370,928
Oxford Industries Inc.	297,429	23,993,597
Perry Ellis International Inc.[a]	258,615	4,083,531
Quiksilver Inc.[a,b]	2,636,720	23,124,034
SKECHERS U.S.A. Inc. Class Aa,b	815,231	27,008,603
Steven Madden Ltd.[a]	1,216,686	44,518,541
Wolverine World Wide Inc.	2,073,911	70,430,017

		387,016,306
THRIFTS & MORTGAGE FINANCE — 0.89%
Bank Mutual Corp.	912,154	6,394,200
BofI Holding Inc.[a,b]	248,826	19,515,423
Brookline Bancorp Inc.	1,456,686	13,940,485
Dime Community Bancshares Inc.	607,797	10,283,925
Northwest Bancshares Inc.	1,939,780	28,669,948
Oritani Financial Corp.	809,456	12,991,769
Provident Financial Services Inc.	1,098,511	21,223,233
TrustCo Bank Corp. NY	1,949,075	13,994,358

		127,013,341
TOBACCO — 0.04%
Alliance One International Inc.[a]	1,740,194	5,307,592

		5,307,592
TRADING COMPANIES & DISTRIBUTORS — 0.63%
Applied Industrial Technologies Inc.	870,102	42,713,307
DXP Enterprises Inc.[a]	213,914	24,642,893
Kaman Corp.	558,806	22,201,362

		89,557,562
WATER UTILITIES — 0.16%
American States Water Co.	797,665	22,916,915

		22,916,915
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
NTELOS Holdings Corp.	317,916	6,431,441
USA Mobility Inc.	452,281	6,458,572

		12,890,013

TOTAL COMMON STOCKS (Cost: $11,267,273,248)		14,298,541,057

SHORT-TERM INVESTMENTS — 12.13%

MONEY MARKET FUNDS — 12.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	1,625,997,390	1,625,997,390
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	95,239,763	95,239,763

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	10,208,911	$10,208,911

		1,731,446,064

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,731,446,064)		1,731,446,064

TOTAL INVESTMENTS IN SECURITIES — 112.29% (Cost: $12,998,719,312)		16,029,987,121
Other Assets, Less Liabilities — (12.29)%		(1,754,711,784)

NET ASSETS — 100.00%		$14,275,275,337

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

69

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.67%
AAR Corp.	2,176	$60,950
AeroVironment Inc.[a]	996	29,013
Alliant Techsystems Inc.	1,743	212,088
American Science and Engineering Inc.	490	35,236
B/E Aerospace Inc.[a]	5,428	472,399
Boeing Co. (The)	38,157	5,208,049
Cubic Corp.	1,257	66,194
Curtiss-Wright Corp.	2,689	167,336
Engility Holdings Inc.[a]	937	31,296
Esterline Technologies Corp.[a]	1,684	171,701
Exelis Inc.	10,557	201,216
GenCorp Inc.[a,b]	3,218	57,988
General Dynamics Corp.	18,416	1,759,649
Honeywell International Inc.	43,312	3,957,417
Huntington Ingalls Industries Inc.	2,706	243,567
L-3 Communications Holdings Inc.	4,938	527,675
Lockheed Martin Corp.	14,857	2,208,642
Moog Inc. Class Aa,b	2,461	167,200
National Presto Industries Inc.	248	19,964
Northrop Grumman Corp.	12,298	1,409,474
Orbital Sciences Corp.[a]	3,212	74,840
Precision Castparts Corp.	8,002	2,154,939
Raytheon Co.	17,698	1,605,209
Rockwell Collins Inc.	7,537	557,135
Teledyne Technologies Inc.[a]	2,029	186,384
Textron Inc.	15,477	568,934
Triumph Group Inc.	2,889	219,766
United Technologies Corp.	46,590	5,301,942

		27,676,203
AIR FREIGHT & LOGISTICS — 0.75%
Atlas Air Worldwide Holdings Inc.[a]	1,462	60,161
C.H. Robinson Worldwide Inc.	8,399	489,998
Expeditors International of Washington Inc.	11,469	507,503
FedEx Corp.	16,415	2,359,985
Forward Air Corp.	1,814	79,653
Hub Group Inc. Class Aa	1,988	79,281
United Parcel Service Inc. Class B	39,455	4,145,931
UTi Worldwide Inc.	4,885	85,781

		7,808,293
AIRLINES — 0.25%
Alaska Air Group Inc.	3,916	287,317
Allegiant Travel Co.	800	84,352
Delta Air Lines Inc.	47,232	1,297,463
JetBlue Airways Corp.[a,b]	12,697	108,559
SkyWest Inc.	2,719	40,323
Southwest Airlines Co.	38,602	727,262

		2,545,276
AUTO COMPONENTS — 0.43%
BorgWarner Inc.	12,810	716,207
Delphi Automotive PLC	15,433	927,986

Security	Shares	Value

Dorman Products Inc.[a]	1,729	$96,945
Drew Industries Inc.	1,259	64,461
Gentex Corp.	7,796	257,190
Goodyear Tire & Rubber Co. (The)	13,718	327,174
Johnson Controls Inc.	37,701	1,934,062
Spartan Motors Inc.	1,946	13,038
Standard Motor Products Inc.	1,016	37,389
Superior Industries International Inc.	1,243	25,643

		4,400,095
AUTOMOBILES — 0.67%
Ford Motor Co.	217,655	3,358,417
General Motors Co.[a]	62,788	2,566,146
Harley-Davidson Inc.	12,250	848,190
Thor Industries Inc.	2,445	135,037
Winnebago Industries Inc.[a]	1,516	41,614

		6,949,404
BEVERAGES — 1.92%
Beam Inc.	8,982	611,315
Boston Beer Co. Inc. (The) Class Aa,b	476	115,092
Brown-Forman Corp. Class B NVS	9,032	682,548
Coca-Cola Co. (The)	209,575	8,657,543
Coca-Cola Enterprises Inc.	13,380	590,460
Constellation Brands Inc. Class Aa	9,224	649,185
Dr Pepper Snapple Group Inc.	11,085	540,061
Molson Coors Brewing Co. Class B NVS	8,841	496,422
Monster Beverage Corp.[a]	7,489	507,530
PepsiCo Inc.	84,633	7,019,461

		19,869,617
BIOTECHNOLOGY — 2.22%
Acorda Therapeutics Inc.[a]	2,202	64,298
Alexion Pharmaceuticals Inc.[a]	10,807	1,437,980
Amgen Inc.	41,623	4,751,682
ArQule Inc.[a]	2,986	6,420
Biogen Idec Inc.[a]	13,037	3,647,101
Celgene Corp.[a]	22,717	3,838,264
Cubist Pharmaceuticals Inc.[a,b]	4,102	282,505
Emergent BioSolutions Inc.[a]	1,427	32,807
Gilead Sciences Inc.[a]	84,621	6,359,268
Ligand Pharmaceuticals Inc. Class Ba,b	1,136	59,754
Momenta Pharmaceuticals Inc.[a,b]	2,755	48,708
Regeneron Pharmaceuticals Inc.[a,b]	4,342	1,195,092
Spectrum Pharmaceuticals Inc.[a]	2,719	24,063
United Therapeutics Corp.[a,b]	2,524	285,414
Vertex Pharmaceuticals Inc.[a]	12,898	958,321

		22,991,677
BUILDING PRODUCTS — 0.18%
A.O. Smith Corp.	4,260	229,784
AAON Inc.	1,516	48,436
Allegion PLC[a]	4,979	220,022
American Woodmark Corp.[a]	649	25,655
Apogee Enterprises Inc.	1,490	53,506
Fortune Brands Home & Security Inc.	9,060	414,042
Gibraltar Industries Inc.[a]	1,710	31,789
Griffon Corp.	2,502	33,051
Lennox International Inc.	2,493	212,055

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2013

Security	Shares	Value

Masco Corp.	19,823	$451,370
Quanex Building Products Corp.	1,978	39,402
Simpson Manufacturing Co. Inc.	2,209	81,137
Universal Forest Products Inc.	1,023	53,339

		1,893,588
CAPITAL MARKETS — 2.28%
Affiliated Managers Group Inc.[a]	2,903	629,603
Ameriprise Financial Inc.	10,778	1,240,009
Apollo Investment Corp.	13,175	111,724
Bank of New York Mellon Corp. (The)	63,411	2,215,580
BlackRock Inc.[c]	7,008	2,217,822
Calamos Asset Management Inc. Class A	1,021	12,089
Charles Schwab Corp. (The)	64,249	1,670,474
E*TRADE Financial Corp.[a]	15,746	309,251
Eaton Vance Corp. NVS	6,668	285,324
Evercore Partners Inc. Class A	1,851	110,653
Federated Investors Inc. Class B	5,103	146,966
Financial Engines Inc.	2,739	190,306
Franklin Resources Inc.	22,300	1,287,379
FXCM Inc. Class A	2,291	40,871
Goldman Sachs Group Inc. (The)	23,279	4,126,435
Greenhill & Co. Inc.	1,445	83,723
HFF Inc. Class Aa	1,675	44,974
Invesco Ltd.	24,511	892,200
Investment Technology Group Inc.[a]	2,214	45,520
Janus Capital Group Inc.	8,587	106,221
Legg Mason Inc.	5,967	259,445
Morgan Stanley	76,360	2,394,650
Northern Trust Corp.	12,329	763,042
Piper Jaffray Companies Inc.[a]	973	38,482
Prospect Capital Corp.	15,710	176,266
Raymond James Financial Inc.	6,840	356,980
SEI Investments Co.	8,050	279,576
State Street Corp.	24,320	1,784,845
Stifel Financial Corp.[a,b]	3,147	150,804
SWS Group Inc.[a]	1,708	10,385
T. Rowe Price Group Inc.	14,480	1,212,990
Virtus Investment Partners Inc.[a]	392	78,420
Waddell & Reed Financial Inc. Class A	4,661	303,524

		23,576,533
CHEMICALS — 2.59%
A. Schulman Inc.	1,691	59,625
Air Products and Chemicals Inc.	11,612	1,297,989
Airgas Inc.	3,666	410,042
Albemarle Corp.	4,492	284,748
American Vanguard Corp.	1,263	30,678
Ashland Inc.	3,946	382,920
Balchem Corp.	1,602	94,037
Cabot Corp.	3,396	174,554
Calgon Carbon Corp.[a]	2,988	61,463
CF Industries Holdings Inc.	3,150	734,076
Cytec Industries Inc.	1,965	183,059
Dow Chemical Co. (The)	66,950	2,972,580
E.I. du Pont de Nemours and Co.	51,122	3,321,396
Eastman Chemical Co.	8,577	692,164
Ecolab Inc.	14,959	1,559,775
Flotek Industries Inc.[a]	2,436	48,891
FMC Corp.	7,383	557,121
FutureFuel Corp.	1,258	19,876

Security	Shares	Value

H.B. Fuller Co.	2,877	$149,719
Hawkins Inc.	494	18,372
Innophos Holdings Inc.	1,199	58,271
International Flavors & Fragrances Inc.	4,451	382,697
Intrepid Potash Inc.[a,b]	2,893	45,825
Koppers Holdings Inc.	1,032	47,214
Kraton Performance Polymers Inc.[a]	1,737	40,038
LSB Industries Inc.[a,b]	995	40,815
LyondellBasell Industries NV Class A	24,043	1,930,172
Minerals Technologies Inc.	1,964	117,977
Monsanto Co.	29,021	3,382,398
Mosaic Co. (The)	18,922	894,443
NewMarket Corp.	631	210,849
Olin Corp.	4,389	126,623
OM Group Inc.[a]	1,738	63,281
PolyOne Corp.	5,454	192,799
PPG Industries Inc.	7,839	1,486,745
Praxair Inc.	16,251	2,113,118
Quaker Chemical Corp.	710	54,720
RPM International Inc.	7,365	305,721
Scotts Miracle-Gro Co. (The) Class A	2,422	150,697
Sensient Technologies Corp.	2,691	130,567
Sherwin-Williams Co. (The)	4,769	875,112
Sigma-Aldrich Corp.	6,629	623,192
Stepan Co.	1,146	75,212
Tredegar Corp.	1,233	35,523
Valspar Corp. (The)	4,437	316,314
Zep Inc.	1,190	21,610

		26,775,018
COMMERCIAL BANKS — 3.11%
Associated Banc-Corp	9,325	162,255
BancorpSouth Inc.	4,838	122,982
Bank of Hawaii Corp.	2,484	146,904
Bank of the Ozarks Inc.	1,729	97,844
Banner Corp.	964	43,206
BB&T Corp.	38,887	1,451,263
BBCN Bancorp Inc.	4,179	69,330
Boston Private Financial Holdings Inc.	4,159	52,487
Cardinal Financial Corp.	1,680	30,240
Cathay General Bancorp	3,897	104,167
City Holding Co.	760	35,211
City National Corp.	2,679	212,230
Columbia Banking System Inc.	2,908	79,999
Comerica Inc.	10,131	481,628
Commerce Bancshares Inc.	4,572	205,328
Community Bank System Inc.	2,192	86,979
Cullen/Frost Bankers Inc.	2,878	214,209
CVB Financial Corp.	5,481	93,561
East West Bancorp Inc.	7,806	272,976
F.N.B. Corp.	8,652	109,188
Fifth Third Bancorp	48,687	1,023,888
First BanCorp (Puerto Rico)[a]	6,068	37,561
First Commonwealth Financial Corp.	5,855	51,641
First Financial Bancorp	3,165	55,166
First Financial Bankshares Inc.	1,706	113,142
First Horizon National Corp.	12,643	147,291
First Midwest Bancorp Inc.	3,965	69,506
First Niagara Financial Group Inc.	19,325	205,231
FirstMerit Corp.	9,088	202,026
Fulton Financial Corp.	10,763	140,780
Glacier Bancorp Inc.	3,900	116,181

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2013

Security	Shares	Value

Hancock Holding Co.	4,619	$169,425
Hanmi Financial Corp.	1,924	42,116
Home Bancshares Inc.	2,466	92,105
Huntington Bancshares Inc.	45,453	438,621
Independent Bank Corp. (Massachusetts)	1,193	46,754
International Bancshares Corp.	2,933	77,402
KeyCorp	49,541	664,840
M&T Bank Corp.	7,214	839,854
MB Financial Inc.	2,986	95,821
National Penn Bancshares Inc.	6,662	75,480
NBT Bancorp Inc.	2,439	63,170
Old National Bancorp	5,646	86,779
PacWest Bancorp	2,239	94,531
Pinnacle Financial Partners Inc.	1,767	57,480
PNC Financial Services Group Inc. (The)[c]	29,419	2,282,326
PrivateBancorp Inc.	3,650	105,594
Prosperity Bancshares Inc.	3,125	198,094
Regions Financial Corp.	76,322	754,825
S&T Bancorp Inc.	1,507	38,142
Signature Bank[a]	2,665	286,274
Simmons First National Corp. Class A	959	35,627
Sterling Bancorp	4,348	58,133
SunTrust Banks Inc.	29,655	1,091,601
Susquehanna Bancshares Inc.	10,243	131,520
SVB Financial Group[a]	2,585	271,063
Synovus Financial Corp.	54,151	194,944
Taylor Capital Group Inc.[a]	781	20,759
TCF Financial Corp.	9,260	150,475
Texas Capital Bancshares Inc.[a,b]	2,214	137,711
Tompkins Financial Corp.	699	35,922
Trustmark Corp.	3,703	99,388
U.S. Bancorp	100,800	4,072,320
UMB Financial Corp.	2,028	130,360
Umpqua Holdings Corp.	6,151	117,730
United Bankshares Inc.	986	31,010
United Community Banks Inc.[a]	1,966	34,896
Valley National Bancorp	10,577	107,039
ViewPoint Financial Group	1,907	52,347
Webster Financial Corp.	5,048	157,397
Wells Fargo & Co.	264,522	12,009,299
Westamerica Bancorp	1,494	84,351
Wilshire Bancorp Inc.	2,991	32,692
Wintrust Financial Corp.	2,277	105,015
Zions Bancorp	10,260	307,390

		32,213,022

COMMERCIAL SERVICES & SUPPLIES — 0.66%
ABM Industries Inc.	2,674	76,450
ADT Corp. (The)	11,047	447,072
Brink’s Co. (The)	2,710	92,519
Cintas Corp.	5,581	332,572
Clean Harbors Inc.[a,b]	3,137	188,095
Consolidated Graphics Inc.[a]	490	33,046
Copart Inc.[a]	6,222	228,036
Deluxe Corp.	2,929	152,864
G&K Services Inc. Class A	993	61,794
Healthcare Services Group Inc.	3,893	110,444
Herman Miller Inc.	3,161	93,313
HNI Corp.	2,452	95,211
Interface Inc.	2,992	65,704
Iron Mountain Inc.	9,500	288,325
Mine Safety Appliances Co.	1,682	86,135

Security	Shares	Value

Mobile Mini Inc.[a]	2,354	$96,938
Pitney Bowes Inc.	11,057	257,628
R.R. Donnelley & Sons Co.	9,768	198,095
Republic Services Inc.	15,001	498,033
Rollins Inc.	3,471	105,137
Stericycle Inc.[a]	4,732	549,716
Tetra Tech Inc.[a]	3,645	101,987
Tyco International Ltd.	25,516	1,047,177
UniFirst Corp.	781	83,567
United Stationers Inc.	2,211	101,463
Viad Corp.	1,032	28,669
Waste Connections Inc.	6,751	294,546
Waste Management Inc.	24,003	1,077,015

		6,791,551

COMMUNICATIONS EQUIPMENT — 1.67%
ADTRAN Inc.	3,456	93,347
ARRIS Group Inc.[a]	6,400	155,936
Bel Fuse Inc. Class B	499	10,634
Black Box Corp.	965	28,757
CalAmp Corp.[a]	1,777	49,703
Ciena Corp.[a,b]	5,671	135,707
Cisco Systems Inc.	295,069	6,624,299
Comtech Telecommunications Corp.	1,018	32,087
Digi International Inc.[a]	1,453	17,610
F5 Networks Inc.[a,b]	4,239	385,156
Harmonic Inc.[a,b]	5,472	40,383
Harris Corp.	5,866	409,505
InterDigital Inc.	2,206	65,055
Ixia[a]	2,943	39,171
JDS Uniphase Corp.[a]	12,961	168,234
Juniper Networks Inc.[a]	27,643	623,903
Motorola Solutions Inc.	12,756	861,030
NETGEAR Inc.[a]	2,200	72,468
Oplink Communications Inc.[a]	1,181	21,967
PCTEL Inc.	941	9,005
Plantronics Inc.	2,399	111,434
Polycom Inc.[a,b]	7,917	88,908
Procera Networks Inc.[a,b]	1,024	15,380
QUALCOMM Inc.	93,239	6,922,996
Riverbed Technology Inc.[a]	8,814	159,357
ViaSat Inc.[a,b]	2,242	140,461

		17,282,493

COMPUTERS & PERIPHERALS — 3.73%
3D Systems Corp.[a,b]	5,294	491,972
Apple Inc.	49,650	27,859,112
Avid Technology Inc.[a]	1,496	12,192
Diebold Inc.	3,436	113,422
Electronics For Imaging Inc.[a]	2,506	97,057
EMC Corp.	113,494	2,854,374
Hewlett-Packard Co.	106,086	2,968,286
Intevac Inc.[a,b]	1,215	9,028
Lexmark International Inc. Class A	3,612	128,298
NCR Corp.[a]	9,238	314,646
NetApp Inc.	18,860	775,900
QLogic Corp.[a]	5,360	63,409
SanDisk Corp.	12,516	882,879
Seagate Technology PLC	17,940	1,007,510
Super Micro Computer Inc.[a]	1,474	25,294
Western Digital Corp.	11,621	975,002

		38,578,381

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2013

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.25%
AECOM Technology Corp.[a]	5,438	$160,040
Aegion Corp.[a]	2,153	47,129
Comfort Systems USA Inc.	2,156	41,805
Dycom Industries Inc.[a]	1,767	49,105
EMCOR Group Inc.	3,661	155,373
Fluor Corp.	9,087	729,595
Granite Construction Inc.	1,938	67,791
Jacobs Engineering Group Inc.[a]	7,377	464,677
KBR Inc.	8,131	259,298
Orion Marine Group Inc.[a]	1,461	17,576
Quanta Services Inc.[a]	11,744	370,641
URS Corp.	4,170	220,968

		2,583,998

CONSTRUCTION MATERIALS — 0.10%
Eagle Materials Inc.	2,803	217,036
Headwaters Inc.[a]	3,741	36,624
Martin Marietta Materials Inc.	2,498	249,650
Texas Industries Inc.[a]	1,180	81,161
Vulcan Materials Co.	7,131	423,724

		1,008,195

CONSUMER FINANCE — 0.93%
American Express Co.	50,852	4,613,802
Capital One Financial Corp.	31,777	2,434,436
Cash America International Inc.	1,522	58,293
Discover Financial Services	26,536	1,484,689
Encore Capital Group Inc.[a]	1,435	72,123
EZCORP Inc. Class A NVS[a]	2,930	34,252
First Cash Financial Services Inc.[a]	1,675	103,582
Green Dot Corp. Class Aa,b	1,180	29,677
Portfolio Recovery Associates Inc.[a,b]	2,853	150,752
SLM Corp.	24,100	633,348
World Acceptance Corp.[a,b]	568	49,717

		9,664,671

CONTAINERS & PACKAGING — 0.33%
AptarGroup Inc.	3,643	247,032
Avery Dennison Corp.	5,397	270,876
Ball Corp.	7,902	408,217
Bemis Co. Inc.	5,824	238,551
Greif Inc. Class A	1,685	88,294
MeadWestvaco Corp.	9,748	359,994
Myers Industries Inc.	1,504	31,765
Owens-Illinois Inc.[a]	9,003	322,127
Packaging Corp. of America	5,424	343,231
Rock-Tenn Co. Class A	3,938	413,529
Sealed Air Corp.	10,724	365,152
Silgan Holdings Inc.	2,405	115,488
Sonoco Products Co.	5,470	228,208

		3,432,464

DISTRIBUTORS — 0.14%
Genuine Parts Co.	8,572	713,105

Security	Shares	Value

LKQ Corp.[a]	16,813	$553,148
Pool Corp.	2,650	154,071
VOXX International Corp.[a]	1,006	16,800

		1,437,124

DIVERSIFIED CONSUMER SERVICES — 0.16%
American Public Education Inc.[a,b]	973	42,296
Apollo Education Group Inc. Class Aa,b	5,584	152,555
Capella Education Co.[b]	530	35,213
Career Education Corp.[a]	3,197	18,223
DeVry Education Group Inc.	3,223	114,417
Graham Holdings Co. Class B	245	162,513
H&R Block Inc.	14,960	434,438
Hillenbrand Inc.	3,425	100,764
ITT Educational Services Inc.[a,b]	1,147	38,516
Matthews International Corp. Class A	1,444	61,529
Regis Corp.	2,240	32,502
Service Corp. International	11,574	209,837
Sotheby’s	3,875	206,150
Strayer Education Inc.	717	24,715
Universal Technical Institute Inc.	1,183	16,456

		1,650,124

DIVERSIFIED FINANCIAL SERVICES — 4.64%
Bank of America Corp.	588,603	9,164,549
Berkshire Hathaway Inc. Class Ba	99,329	11,776,446
CBOE Holdings Inc.	4,891	254,136
Citigroup Inc.	167,376	8,721,963
CME Group Inc.	17,454	1,369,441
Interactive Brokers Group Inc. Class A	2,971	72,314
IntercontinentalExchange Group Inc.	6,313	1,419,920
J.P. Morgan Chase & Co.	207,445	12,131,384
Leucadia National Corp.	17,412	493,456
MarketAxess Holdings Inc.	1,998	133,606
McGraw Hill Financial Inc.	15,001	1,173,078
Moody’s Corp.	10,488	822,993
MSCI Inc. Class Aa	6,670	291,613
NASDAQ OMX Group Inc. (The)	6,386	254,163

		48,079,062

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.92%
AT&T Inc.	290,712	10,221,434
Atlantic Tele-Network Inc.	488	27,606
Cbeyond Inc.[a]	1,225	8,453
CenturyLink Inc.	32,748	1,043,024
Cincinnati Bell Inc.[a]	10,980	39,089
Frontier Communications Corp.[b]	55,138	256,392
General Communication Inc. Class Aa	1,921	21,419
Lumos Networks Corp.	759	15,939
tw telecom inc.[a]	7,984	243,272
Verizon Communications Inc.	157,932	7,760,778
Windstream Holdings Inc.	32,531	259,597

		19,897,003

ELECTRIC UTILITIES — 1.58%
ALLETE Inc.	1,940	96,767
American Electric Power Co. Inc.	26,925	1,258,475
Cleco Corp.	3,429	159,860
Duke Energy Corp.	38,951	2,688,009

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2013

Security	Shares	Value

Edison International	17,942	$830,715
El Paso Electric Co.	2,228	78,225
Entergy Corp.	9,809	620,615
Exelon Corp.	47,280	1,294,999
FirstEnergy Corp.	23,018	759,134
Great Plains Energy Inc.	8,328	201,871
Hawaiian Electric Industries Inc.	5,434	141,610
IDACORP Inc.	2,698	139,864
NextEra Energy Inc.	23,741	2,032,704
Northeast Utilities	17,357	735,763
OGE Energy Corp.	10,843	367,578
Pepco Holdings Inc.	13,689	261,871
Pinnacle West Capital Corp.	6,096	322,600
PNM Resources Inc.	4,472	107,865
PPL Corp.	34,883	1,049,629
Southern Co. (The)	48,500	1,993,835
UIL Holdings Corp.	3,083	119,466
UNS Energy Corp.	2,229	133,406
Westar Energy Inc.	6,863	220,783
Xcel Energy Inc.	27,526	769,076

		16,384,720

ELECTRICAL EQUIPMENT — 0.82%
Acuity Brands Inc.	2,421	264,664
AMETEK Inc.	13,435	707,621
AZZ Inc.	1,477	72,166
Brady Corp. Class A	2,647	81,872
Eaton Corp. PLC	26,230	1,996,628
Emerson Electric Co.	38,819	2,724,317
Encore Wire Corp.	1,012	54,850
EnerSys Inc.	2,701	189,313
Franklin Electric Co. Inc.	2,245	100,217
General Cable Corp.	2,743	80,672
Hubbell Inc. Class B	2,938	319,948
II-VI Inc.[a]	2,958	52,061
Powell Industries Inc.	481	32,222
Regal Beloit Corp.	2,451	180,688
Rockwell Automation Inc.	7,651	904,042
Roper Industries Inc.	5,464	757,747
Vicor Corp.[a]	1,016	13,635

		8,532,663

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.75%
Agilysys Inc.[a]	787	10,955
Amphenol Corp. Class A	8,804	785,141
Anixter International Inc.	1,480	132,963
Arrow Electronics Inc.[a]	5,555	301,359
Avnet Inc.	7,597	335,104
Badger Meter Inc.	762	41,529
Belden Inc.	2,424	170,771
Benchmark Electronics Inc.[a]	3,178	73,348
Checkpoint Systems Inc.[a]	2,207	34,804
Cognex Corp.	4,480	171,046
Coherent Inc.[a]	1,441	107,196
Corning Inc.	80,176	1,428,736
CTS Corp.	1,748	34,803
Daktronics Inc.	2,000	31,360
DTS Inc.[a,b]	940	22,541
Electro Scientific Industries Inc.	1,258	13,159
FARO Technologies Inc.[a]	951	55,443
FEI Co.	2,348	209,817

Security	Shares	Value

FLIR Systems Inc.	7,812	$235,141
Ingram Micro Inc. Class Aa	8,774	205,838
Insight Enterprises Inc.[a]	2,431	55,208
Itron Inc.[a]	2,205	91,353
Jabil Circuit Inc.	10,311	179,824
Littelfuse Inc.	1,195	111,051
Measurement Specialties Inc.[a]	767	46,549
Mercury Systems Inc.[a]	1,675	18,341
Methode Electronics Inc.	1,993	68,141
MTS Systems Corp.	783	55,789
National Instruments Corp.	5,351	171,339
Newport Corp.[a]	1,982	35,815
OSI Systems Inc.[a]	1,023	54,332
Park Electrochemical Corp.	1,029	29,553
Plexus Corp.[a]	1,928	83,463
Rofin-Sinar Technologies Inc.[a]	1,494	40,368
Rogers Corp.[a]	973	59,840
Sanmina Corp.[a]	4,635	77,405
ScanSource Inc.[a]	1,477	62,669
SYNNEX Corp.[a]	1,441	97,123
TE Connectivity Ltd.	22,737	1,253,036
Tech Data Corp.[a,b]	2,008	103,613
Trimble Navigation Ltd.[a,b]	14,232	493,850
TTM Technologies Inc.[a]	2,889	24,788
Vishay Intertechnology Inc.[a]	7,548	100,086

		7,714,590

ENERGY EQUIPMENT & SERVICES — 1.96%
Atwood Oceanics Inc.[a,b]	3,185	170,047
Baker Hughes Inc.	24,488	1,353,207
Basic Energy Services Inc.[a,b]	1,670	26,353
Bristow Group Inc.	1,967	147,643
C&J Energy Services Inc.[a,b]	2,427	56,064
Cameron International Corp.[a]	13,180	784,605
CARBO Ceramics Inc.	1,154	134,476
Diamond Offshore Drilling Inc.	3,887	221,248
Dresser-Rand Group Inc.[a]	4,178	249,134
Dril-Quip Inc.[a]	2,250	247,343
Ensco PLC Class A	13,008	743,797
ERA Group Inc.[a,b]	1,030	31,786
Exterran Holdings Inc.[a]	3,240	110,808
FMC Technologies Inc.[a]	13,036	680,610
Geospace Technologies Corp.[a,b]	727	68,941
Gulf Island Fabrication Inc.	753	17,485
Halliburton Co.	46,873	2,378,805
Helix Energy Solutions Group Inc.[a]	5,358	124,198
Helmerich & Payne Inc.	5,835	490,607
Hornbeck Offshore Services Inc.[a]	1,725	84,922
ION Geophysical Corp.[a]	6,908	22,796
Matrix Service Co.[a]	1,484	36,313
Nabors Industries Ltd.	14,250	242,108
National Oilwell Varco Inc.	23,565	1,874,124
Newpark Resources Inc.[a]	4,849	59,594
Nobel Corp. PLC	13,955	522,894
Oceaneering International Inc.	5,934	468,074
Oil States International Inc.[a]	3,118	317,163
Patterson-UTI Energy Inc.	8,078	204,535
Pioneer Energy Services Corp.[a]	3,411	27,322
Rowan Companies PLC Class Aa	6,888	243,560
Schlumberger Ltd.	72,683	6,549,465
SEACOR Holdings Inc.[a,b]	1,030	93,936
Superior Energy Services Inc.[a]	9,053	240,900

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2013

Security	Shares	Value

Tesco Corp.[a]	1,739	$34,397
TETRA Technologies Inc.[a]	4,194	51,838
Tidewater Inc.	2,737	162,222
Transocean Ltd.	18,782	928,206
Unit Corp.[a]	2,435	125,695

		20,327,221

FOOD & STAPLES RETAILING — 2.12%
Andersons Inc. (The)	983	87,654
Casey’s General Stores Inc.	2,178	153,005
Costco Wholesale Corp.	24,088	2,866,713
CVS Caremark Corp.	65,692	4,701,576
Harris Teeter Supermarkets Inc.	2,674	131,962
Kroger Co. (The)	28,707	1,134,788
Safeway Inc.	13,496	439,565
Spartan Stores Inc.	2,050	49,774
SUPERVALU Inc.[a]	11,529	84,046
Sysco Corp.	32,223	1,163,250
United Natural Foods Inc.[a,b]	2,732	205,966
Wal-Mart Stores Inc.	89,284	7,025,758
Walgreen Co.	48,073	2,761,313
Whole Foods Market Inc.	20,482	1,184,474

		21,989,844

FOOD PRODUCTS — 1.66%
Annie’s Inc.[a,b]	1,060	45,622
Archer-Daniels-Midland Co.	36,333	1,576,852
B&G Foods Inc. Class A	2,904	98,475
Cal-Maine Foods Inc.	760	45,775
Calavo Growers Inc.[b]	723	21,878
Campbell Soup Co.	9,788	423,625
ConAgra Foods Inc.	23,445	790,096
Darling International Inc.[a]	8,778	183,285
Dean Foods Co.[a]	5,536	95,164
Diamond Foods Inc.[a]	1,208	31,215
Flowers Foods Inc.	9,471	203,342
General Mills Inc.	35,137	1,753,688
Green Mountain Coffee Roasters Inc.[a,b]	7,293	551,205
Hain Celestial Group Inc.[a,b]	2,678	243,109
Hershey Co. (The)	8,287	805,745
Hillshire Brands Co.	6,681	223,413
Hormel Foods Corp.	7,534	340,311
Ingredion Inc.	4,216	288,627
J&J Snack Foods Corp.	759	67,240
J.M. Smucker Co. (The)	5,814	602,447
Kellogg Co.	14,271	871,530
Kraft Foods Group Inc.	32,818	1,769,546
Lancaster Colony Corp.	1,027	90,530
McCormick & Co. Inc. NVS	7,297	502,909
Mead Johnson Nutrition Co. Class A	11,205	938,531
Mondelez International Inc. Class A	96,804	3,417,181
Post Holdings Inc.[a]	1,752	86,321
Sanderson Farms Inc.	1,183	85,566
Seneca Foods Corp. Class Aa	491	15,658
Snyders-Lance Inc.	2,729	78,377
Tootsie Roll Industries Inc.	1,037	33,744
TreeHouse Foods Inc.[a,b]	1,955	134,739
Tyson Foods Inc. Class A	14,927	499,457
WhiteWave Foods Co. Class Aa	9,564	219,398

		17,134,601

Security	Shares	Value

GAS UTILITIES — 0.27%
AGL Resources Inc.	6,560	$309,829
Atmos Energy Corp.	5,089	231,142
Laclede Group Inc. (The)	1,618	73,684
National Fuel Gas Co.	4,635	330,939
New Jersey Resources Corp.	2,416	111,716
Northwest Natural Gas Co.	1,455	62,303
ONEOK Inc.	11,345	705,432
Piedmont Natural Gas Co.	4,229	140,234
Questar Corp.	9,584	220,336
South Jersey Industries Inc.	1,736	97,147
Southwest Gas Corp.	2,654	148,385
UGI Corp.	6,318	261,944
WGL Holdings Inc.	2,926	117,215

		2,810,306

HEALTH CARE EQUIPMENT & SUPPLIES — 2.13%
Abaxis Inc.[a]	1,219	48,784
Abbott Laboratories	85,336	3,270,929
ABIOMED Inc.[a,b]	2,003	53,560
Align Technology Inc.[a]	3,973	227,057
Analogic Corp.	708	62,700
Anika Therapeutics Inc.[a]	639	24,384
Baxter International Inc.	29,961	2,083,788
Becton, Dickinson and Co.	10,723	1,184,784
Boston Scientific Corp.[a]	74,074	890,369
C.R. Bard Inc.	4,308	577,014
Cantel Medical Corp.	1,894	64,226
CareFusion Corp.[a]	11,601	461,952
CONMED Corp.	1,496	63,580
Cooper Companies Inc. (The)	2,744	339,817
Covidien PLC	25,328	1,724,837
CryoLife Inc.	1,686	18,698
Cyberonics Inc.[a]	1,410	92,369
Cynosure Inc. Class Aa	1,071	28,574
DENTSPLY International Inc.	7,828	379,501
Edwards Lifesciences Corp.[a,b]	5,977	393,048
Greatbatch Inc.[a]	1,257	55,610
Haemonetics Corp.[a,b]	2,744	115,605
Hill-Rom Holdings Inc.	3,114	128,733
Hologic Inc.[a,b]	15,271	341,307
ICU Medical Inc.[a,b]	711	45,298
IDEXX Laboratories Inc.[a,b]	2,859	304,112
Integra LifeSciences Holdings Corp.[a,b]	1,296	61,832
Intuitive Surgical Inc.[a]	2,111	810,793
Invacare Corp.	1,718	39,875
Masimo Corp.[a]	2,895	84,621
Medtronic Inc.	55,077	3,160,869
Meridian Bioscience Inc.	2,208	58,578
Merit Medical Systems Inc.[a]	2,228	35,069
Natus Medical Inc.[a]	1,493	33,592
Neogen Corp.[a]	2,109	96,381
NuVasive Inc.[a]	2,616	84,575
ResMed Inc.[b]	7,865	370,284
St. Jude Medical Inc.	15,903	985,191
Steris Corp.	3,189	153,231
Stryker Corp.	16,222	1,218,921
SurModics Inc.[a]	726	17,707
Symmetry Medical Inc.[a]	1,976	19,918
Teleflex Inc.	2,256	211,748
Thoratec Corp.[a,b]	3,212	117,559

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2013

Security	Shares	Value

Varian Medical Systems Inc.[a]	5,785	$449,437
West Pharmaceutical Services Inc.	3,852	188,979
Zimmer Holdings Inc.	9,467	882,230

		22,062,026

HEALTH CARE PROVIDERS & SERVICES — 2.17%
Aetna Inc.	20,360	1,396,492
Air Methods Corp.[a]	1,908	111,294
Almost Family Inc.[a]	471	15,227
Amedisys Inc.[a]	1,522	22,267
AmerisourceBergen Corp.	12,744	896,031
AMN Healthcare Services Inc.[a]	2,690	39,543
AmSurg Corp.[a]	1,691	77,651
Bio-Reference Laboratories Inc.[a,b]	1,428	36,471
Cardinal Health Inc.	18,894	1,262,308
Centene Corp.[a]	3,016	177,793
Chemed Corp.[b]	1,006	77,080
Cigna Corp.	15,317	1,339,931
Community Health Systems Inc.[a]	5,112	200,748
CorVel Corp.[a]	586	27,366
Cross Country Healthcare Inc.[a]	1,698	16,946
DaVita HealthCare Partners Inc.[a]	9,767	618,935
Ensign Group Inc. (The)	951	42,101
Express Scripts Holding Co.[a]	44,458	3,122,730
Gentiva Health Services Inc.[a]	1,685	20,911
Hanger Inc.[a]	1,909	75,100
Health Management Associates Inc. Class Aa,b	14,482	189,714
Health Net Inc.[a]	4,442	131,794
Healthways Inc.[a,b]	1,736	26,648
Henry Schein Inc.[a,b]	4,743	541,935
Humana Inc.	8,623	890,066
IPC The Hospitalist Co. Inc.[a,b]	935	55,530
Kindred Healthcare Inc.	2,909	57,424
Laboratory Corp. of America Holdings[a,b]	4,844	442,596
Landauer Inc.	498	26,200
LHC Group Inc.[a]	771	18,535
LifePoint Hospitals Inc.[a]	2,715	143,461
Magellan Health Services Inc.[a]	1,485	88,966
McKesson Corp.	12,707	2,050,910
MEDNAX Inc.[a,b]	5,696	304,052
Molina Healthcare Inc.[a,b]	1,520	52,820
MWI Veterinary Supply Inc.[a,b]	679	115,831
Omnicare Inc.	5,695	343,750
Owens & Minor Inc.[b]	3,432	125,474
Patterson Companies Inc.	4,589	189,067
PharMerica Corp.[a]	1,504	32,336
Quest Diagnostics Inc.	8,058	431,425
Tenet Healthcare Corp.[a,b]	5,562	234,271
UnitedHealth Group Inc.	55,569	4,184,346
Universal Health Services Inc. Class B	5,026	408,413
VCA Antech Inc.[a]	4,950	155,232
WellCare Health Plans Inc.[a]	2,405	169,360
WellPoint Inc.	16,368	1,512,239

		22,499,320

HEALTH CARE TECHNOLOGY — 0.14%
Allscripts Healthcare Solutions Inc.[a]	8,517	131,673
Cerner Corp.[a,b]	16,361	911,962
Computer Programs and Systems Inc.	539	33,316
HealthStream Inc.[a]	1,017	33,327
HMS Holdings Corp.[a]	4,698	106,785

Security	Shares	Value

Medidata Solutions Inc.[a]	2,772	$167,900
Omnicell Inc.[a]	1,747	44,601
Quality Systems Inc.	2,176	45,827

		1,475,391

HOTELS, RESTAURANTS & LEISURE — 1.79%
Bally Technologies Inc.[a,b]	2,096	164,431
Biglari Holdings Inc.[a]	87	44,078
BJ’s Restaurants Inc.[a]	1,265	39,291
Bob Evans Farms Inc.	1,503	76,037
Boyd Gaming Corp.[a]	4,109	46,267
Brinker International Inc.	3,784	175,351
Buffalo Wild Wings Inc.[a]	1,031	151,763
Carnival Corp.	24,193	971,833
CEC Entertainment Inc.	1,002	44,369
Cheesecake Factory Inc. (The)	2,712	130,908
Chipotle Mexican Grill Inc.[a]	1,700	905,726
Cracker Barrel Old Country Store Inc.	1,286	141,550
Darden Restaurants Inc.	7,342	399,185
DineEquity Inc.	834	69,681
Domino’s Pizza Inc.	3,140	218,701
International Game Technology	13,788	250,390
International Speedway Corp. Class A	1,479	52,490
Interval Leisure Group Inc.	2,198	67,918
Jack in the Box Inc.[a]	2,452	122,649
Life Time Fitness Inc.[a,b]	2,239	105,233
Marcus Corp. (The)	996	13,386
Marriott International Inc. Class A	12,302	607,227
Marriott Vacations Worldwide Corp.[a]	1,690	89,164
McDonald’s Corp.	54,916	5,328,499
Monarch Casino & Resort Inc.[a]	526	10,562
Multimedia Games Holding Co. Inc.[a]	1,510	47,354
Panera Bread Co. Class Aa,b	1,454	256,907
Papa John’s International Inc.	1,707	77,498
Pinnacle Entertainment Inc.[a,b]	2,770	71,992
Red Robin Gourmet Burgers Inc.[a]	678	49,860
Ruby Tuesday Inc.[a]	3,382	23,437
Ruth’s Hospitality Group Inc.	1,991	28,292
Scientific Games Corp. Class Aa	2,989	50,604
Sonic Corp.[a]	3,228	65,173
Starbucks Corp.	41,595	3,260,632
Starwood Hotels & Resorts Worldwide Inc.	10,608	842,806
Texas Roadhouse Inc.	3,407	94,715
Wendy’s Co. (The)	15,969	139,250
Wyndham Worldwide Corp.	7,216	531,747
Wynn Resorts Ltd.	4,474	868,895
Yum! Brands Inc.	24,556	1,856,679

		18,492,530

HOUSEHOLD DURABLES — 0.57%
Blyth Inc.[b]	732	7,964
D.R. Horton Inc.	15,941	355,803
Ethan Allen Interiors Inc.[b]	1,420	43,196
Garmin Ltd.	6,839	316,099
Harman International Industries Inc.	3,736	305,792
Helen of Troy Ltd.[a]	1,700	84,167
iRobot Corp.[a]	1,457	50,660
Jarden Corp.[a]	6,637	407,180
KB Home[b]	4,480	81,894
La-Z-Boy Inc.	2,741	84,971
Leggett & Platt Inc.	7,844	242,693

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2013

Security	Shares	Value

Lennar Corp. Class A	9,378	$370,994
M.D.C. Holdings Inc.	2,207	71,154
M/I Homes Inc.[a]	1,242	31,609
Meritage Homes Corp.[a]	2,002	96,076
Mohawk Industries Inc.[a]	3,379	503,133
Newell Rubbermaid Inc.	15,859	513,990
NVR Inc.[a,b]	232	238,034
PulteGroup Inc.	18,758	382,100
Ryland Group Inc. (The)	2,672	115,992
Standard-Pacific Corp.[a]	8,150	73,758
Tempur Sealy International Inc.[a,b]	3,449	186,108
Toll Brothers Inc.[a]	8,655	320,235
Tupperware Brands Corp.	2,846	269,032
Universal Electronics Inc.[a]	764	29,116
Whirlpool Corp.	4,350	682,341

		5,864,091
HOUSEHOLD PRODUCTS — 1.85%
Central Garden & Pet Co. Class Aa	1,971	13,304
Church & Dwight Co. Inc.	7,646	506,777
Clorox Co. (The)	7,148	663,049
Colgate-Palmolive Co.	48,504	3,162,946
Energizer Holdings Inc.	3,408	368,882
Kimberly-Clark Corp.	21,070	2,200,972
Procter & Gamble Co. (The)	149,998	12,211,337
WD-40 Co.	756	56,458

		19,183,725
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.10%
AES Corp. (The)	36,432	528,628
NRG Energy Inc.	17,688	508,000

		1,036,628
INDUSTRIAL CONGLOMERATES — 2.26%
3M Co.	35,301	4,950,965
Carlisle Companies Inc.	3,459	274,645
Danaher Corp.	33,083	2,554,007
General Electric Co.	558,294	15,648,981

		23,428,598
INSURANCE — 3.13%
ACE Ltd.	18,727	1,938,806
Aflac Inc.	25,755	1,720,434
Alleghany Corp.[a]	926	370,363
Allstate Corp. (The)	25,200	1,374,408
American Financial Group Inc.	3,907	225,512
American International Group Inc.	81,267	4,148,680
Amerisafe Inc.	972	41,057
Aon PLC	16,678	1,399,117
Arthur J. Gallagher & Co.	7,169	336,441
Aspen Insurance Holdings Ltd.	3,637	150,244
Assurant Inc.	3,965	263,157
Brown & Brown Inc.	6,602	207,237
Chubb Corp. (The)	13,087	1,264,597
Cincinnati Financial Corp.	8,066	422,416
eHealth Inc.[a]	1,192	55,416
Employers Holdings Inc.	1,722	54,501
Everest Re Group Ltd.	2,655	413,835
Fidelity National Financial Inc. Class A	13,526	438,919

Security	Shares	Value

First American Financial Corp.	5,822	$164,180
Genworth Financial Inc. Class Aa	27,475	426,687
Hanover Insurance Group Inc. (The)	2,450	146,290
Hartford Financial Services Group Inc. (The)	24,769	897,381
HCC Insurance Holdings Inc.	5,627	259,630
HCI Group Inc.	551	29,479
Horace Mann Educators Corp.	2,180	68,757
Infinity Property and Casualty Corp.	705	50,584
Kemper Corp.	2,980	121,822
Lincoln National Corp.	14,533	750,193
Loews Corp.	16,845	812,603
Marsh & McLennan Companies Inc.	30,373	1,468,838
Meadowbrook Insurance Group Inc.	2,887	20,094
Mercury General Corp.	954	47,423
MetLife Inc.	61,884	3,336,785
Navigators Group Inc. (The)[a]	541	34,170
Old Republic International Corp.	13,228	228,448
Primerica Inc.	3,029	129,974
Principal Financial Group Inc.	15,223	750,646
ProAssurance Corp.	3,370	163,378
Progressive Corp. (The)	30,558	833,317
Protective Life Corp.	4,362	220,979
Prudential Financial Inc.	25,560	2,357,143
Reinsurance Group of America Inc.	3,932	304,376
RLI Corp.	942	91,732
Safety Insurance Group Inc.	695	39,129
Selective Insurance Group Inc.	2,927	79,205
StanCorp Financial Group Inc.	2,420	160,325
Stewart Information Services Corp.	975	31,463
Torchmark Corp.	5,007	391,297
Tower Group International Ltd.[b]	1,987	6,716
Travelers Companies Inc. (The)	20,168	1,826,011
United Fire Group Inc.	1,200	34,392
Unum Group	14,277	500,837
W.R. Berkley Corp.	6,115	265,330
XL Group PLC	15,575	495,908

		32,370,662
INTERNET & CATALOG RETAIL — 1.33%
Amazon.com Inc.[a]	20,464	8,160,839
Blue Nile Inc.[a,b]	755	35,553
Expedia Inc.	5,703	397,271
FTD Companies Inc.[a,b]	1,024	33,362
HSN Inc.	1,784	111,143
Netflix Inc.[a]	3,265	1,202,075
NutriSystem Inc.	1,508	24,791
PetMed Express Inc.	1,019	16,946
Priceline.com Inc.[a]	2,840	3,301,216
TripAdvisor Inc.[a,b]	6,088	504,269

		13,787,465
INTERNET SOFTWARE & SERVICES — 2.96%
Akamai Technologies Inc.[a,b]	9,761	460,524
AOL Inc.[a]	4,242	197,762
Blucora Inc.[a,b]	2,445	71,296
comScore Inc.[a]	1,948	55,732
Dealertrack Technologies Inc.[a,b]	2,428	116,738
Dice Holdings Inc.[a,b]	2,956	21,431
Digital River Inc.[a]	1,920	35,520
eBay Inc.[a]	64,316	3,530,305
Equinix Inc.[a,b]	2,750	487,988

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2013

Security	Shares	Value

Facebook Inc. Class Aa	90,667	$4,955,858
Google Inc. Class Aa	15,485	17,354,194
j2 Global Inc.[b]	2,434	121,724
Liquidity Services Inc.[a,b]	1,448	32,812
LivePerson Inc.[a]	2,656	39,362
LogMeIn Inc.[a]	1,182	39,656
Monster Worldwide Inc.[a,b]	6,156	43,892
NIC Inc.	3,209	79,808
OpenTable Inc.[a,b]	1,225	97,228
Perficient Inc.[a]	1,709	40,025
QuinStreet Inc.[a]	1,452	12,618
Rackspace Hosting Inc.[a]	6,347	248,358
Stamps.com Inc.[a]	714	30,060
ValueClick Inc.[a,b]	3,329	77,799
VeriSign Inc.[a,b]	7,137	426,650
XO Group Inc.[a]	1,042	15,484
Yahoo! Inc.[a]	51,961	2,101,303

		30,694,127
IT SERVICES — 3.56%
Accenture PLC Class A	35,065	2,883,044
Acxiom Corp.[a]	4,125	152,543
Alliance Data Systems Corp.[a,b]	2,713	713,329
Automatic Data Processing Inc.	26,577	2,147,687
Broadridge Financial Solutions Inc.	6,488	256,406
CACI International Inc. Class Aa	1,230	90,061
Cardtronics Inc.[a]	2,401	104,323
CIBER Inc.[a]	4,130	17,098
Cognizant Technology Solutions Corp. Class Aa	16,697	1,686,063
Computer Sciences Corp.	8,256	461,345
Convergys Corp.	5,545	116,722
CoreLogic Inc.[a]	5,382	191,222
CSG Systems International Inc.	1,917	56,360
DST Systems Inc.	1,698	154,077
ExlService Holdings Inc.[a]	1,890	52,202
Fidelity National Information Services Inc.	16,199	869,562
Fiserv Inc.[a,b]	14,386	849,493
Forrester Research Inc.	753	28,810
Gartner Inc.[a]	5,185	368,394
Global Payments Inc.	4,124	268,019
Heartland Payment Systems Inc.	2,179	108,601
Higher One Holdings Inc.[a]	1,668	16,280
iGATE Corp.[a]	1,698	68,192
International Business Machines Corp.	56,327	10,565,255
Jack Henry & Associates Inc.	4,641	274,794
Leidos Holdings Inc.	3,905	181,543
Lender Processing Services Inc.	4,598	171,873
ManTech International Corp. Class Ab	1,231	36,844
MasterCard Inc. Class A	5,712	4,772,148
MAXIMUS Inc.	3,840	168,922
NeuStar Inc. Class Aa	2,311	115,226
Paychex Inc.	17,882	814,167
Science Applications International Corp.	2,237	73,978
Sykes Enterprises Inc.[a]	1,970	42,966
TeleTech Holdings Inc.[a]	1,274	30,500
Teradata Corp.[a]	9,038	411,139
Total System Services Inc.	9,309	309,804
VeriFone Systems Inc.[a]	5,925	158,908
Virtusa Corp.[a]	1,434	54,621
Visa Inc. Class A	28,106	6,258,644
Western Union Co.	30,593	527,729
WEX Inc.[a,b]	2,139	211,825

		36,840,719

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.21%
Arctic Cat Inc.[b]	744	$42,393
Brunswick Corp.	5,092	234,537
Callaway Golf Co.	4,434	37,379
Hasbro Inc.	6,336	348,543
JAKKS Pacific Inc.[b]	1,263	8,500
Mattel Inc.	18,753	892,268
Polaris Industries Inc.	3,524	513,235
Sturm, Ruger & Co. Inc.[b]	997	72,871

		2,149,726
LIFE SCIENCES TOOLS & SERVICES — 0.59%
Affymetrix Inc.[a,b]	3,919	33,586
Agilent Technologies Inc.	18,341	1,048,922
Bio-Rad Laboratories Inc. Class Aa	1,087	134,364
Cambrex Corp.[a]	1,489	26,549
Charles River Laboratories International Inc.[a]	2,655	140,821
Covance Inc.[a,b]	3,165	278,710
Life Technologies Corp.[a]	9,528	722,222
Luminex Corp.[a]	1,998	38,761
Mettler-Toledo International Inc.[a,b]	1,646	399,303
PAREXEL International Corp.[a,b]	3,189	144,079
PerkinElmer Inc.	6,359	262,182
TECHNE Corp.	1,793	169,743
Thermo Fisher Scientific Inc.	19,986	2,225,441
Waters Corp.[a,b]	4,701	470,100

		6,094,783
MACHINERY — 2.14%
Actuant Corp. Class A	3,950	144,728
AGCO Corp.	4,912	290,741
Albany International Corp. Class A	1,484	53,320
Astec Industries Inc.	911	35,192
Barnes Group Inc.	2,659	101,866
Briggs & Stratton Corp.	2,706	58,883
Caterpillar Inc.	35,120	3,189,247
CIRCOR International Inc.	964	77,872
CLARCOR Inc.	2,706	174,131
Crane Co.	2,675	179,894
Cummins Inc.	9,640	1,358,951
Deere & Co.	21,168	1,933,273
Donaldson Co. Inc.	7,354	319,605
Dover Corp.	9,464	913,655
EnPro Industries Inc.[a,b]	1,174	67,681
ESCO Technologies Inc.	1,446	49,540
Federal Signal Corp.[a]	3,393	49,707
Flowserve Corp.	7,772	612,667
Graco Inc.	3,401	265,686
Harsco Corp.	4,400	123,332
IDEX Corp.	4,439	327,820
Illinois Tool Works Inc.	22,473	1,889,530
Ingersoll-Rand PLC	14,796	911,434
ITT Corp.	4,888	212,237
John Bean Technologies Corp.	1,494	43,819
Joy Global Inc.	5,822	340,529
Kennametal Inc.	4,392	228,691
Lincoln Electric Holdings Inc.	4,439	316,678

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2013

Security	Shares	Value

Lindsay Corp.[b]	705	$58,339
Lydall Inc.[a]	986	17,373
Mueller Industries Inc.	1,520	95,775
Nordson Corp.	3,342	248,311
Oshkosh Corp.	4,791	241,371
PACCAR Inc.	19,603	1,159,909
Pall Corp.	6,138	523,878
Parker Hannifin Corp.	8,264	1,063,081
Pentair Ltd. Registered	11,057	858,797
Snap-on Inc.	3,215	352,107
SPX Corp.	2,498	248,826
Standex International Corp.	719	45,211
Stanley Black & Decker Inc.	8,599	693,853
Tennant Co.	1,002	67,946
Terex Corp.[b]	6,160	258,658
Timken Co. (The)	4,387	241,592
Titan International Inc.	3,202	57,572
Toro Co. (The)	3,185	202,566
Trinity Industries Inc.	4,385	239,070
Valmont Industries Inc.	1,477	220,250
Wabtec Corp.	5,306	394,077
Watts Water Technologies Inc. Class A	1,522	94,166
Woodward Inc.	3,420	155,986
Xylem Inc.	10,281	355,723

		22,165,146
MARINE — 0.04%
Kirby Corp.[a,b]	3,143	311,943
Matson Inc.	2,232	58,277

		370,220
MEDIA — 3.40%
AMC Networks Inc. Class Aa	3,337	227,283
Cablevision NY Group Class A	11,761	210,875
CBS Corp. Class B NVS	30,713	1,957,647
Cinemark Holdings Inc.	5,689	189,614
Comcast Corp. Class A	143,816	7,473,398
Digital Generation Inc.[a]	1,489	18,985
DIRECTV[a]	27,076	1,870,681
Discovery Communications Inc. Series Aa	12,502	1,130,431
DreamWorks Animation SKG Inc. Class Aa,b	3,877	137,633
E.W. Scripps Co. (The) Class Aa	1,722	37,402
Gannett Co. Inc.	12,515	370,194
Harte-Hanks Inc.	2,452	19,175
Interpublic Group of Companies Inc. (The)	23,378	413,791
John Wiley & Sons Inc. Class A	2,643	145,894
Lamar Advertising Co. Class Aa,b	3,628	189,563
Live Nation Entertainment Inc.[a]	7,861	155,333
Meredith Corp.	1,997	103,445
New York Times Co. (The) Class A	6,617	105,012
News Corp. Class A NVS[a]	27,488	495,334
Omnicom Group Inc.	14,257	1,060,293
Scholastic Corp.	1,432	48,702
Scripps Networks Interactive Inc. Class A	6,084	525,718
Time Warner Cable Inc.	15,523	2,103,366
Time Warner Inc.	49,940	3,481,817
Twenty-First Century Fox Inc. Class A	108,314	3,810,486
Valassis Communications Inc.	2,229	76,343
Viacom Inc. Class B NVS	22,347	1,951,787
Walt Disney Co. (The)	90,191	6,890,592

		35,200,794

Security	Shares	Value

METALS & MINING — 0.67%
A.M. Castle & Co.[a]	946	$13,972
AK Steel Holding Corp.[a,b]	7,614	62,435
Alcoa Inc.	58,834	625,405
Allegheny Technologies Inc.	5,909	210,538
AMCOL International Corp.	1,426	48,455
Carpenter Technology Corp.	2,938	182,744
Century Aluminum Co.[a]	2,985	31,223
Cliffs Natural Resources Inc.[b]	8,374	219,483
Commercial Metals Co.	6,624	134,666
Compass Minerals International Inc.	1,904	152,415
Freeport-McMoRan Copper & Gold Inc.	57,319	2,163,219
Gerber Scientific Inc. Escrow[a,d]	664	7
Globe Specialty Metals Inc.	3,407	61,360
Haynes International Inc.	698	38,558
Kaiser Aluminum Corp.	1,132	79,512
Materion Corp.	1,032	31,837
Newmont Mining Corp.	27,780	639,773
Nucor Corp.	17,504	934,364
Olympic Steel Inc.	499	14,461
Reliance Steel & Aluminum Co.	4,354	330,207
Royal Gold Inc.	3,635	167,464
RTI International Metals Inc.[a,b]	1,675	57,302
Steel Dynamics Inc.	12,281	239,971
Stillwater Mining Co.[a,b]	6,375	78,668
SunCoke Energy Inc.[a]	3,710	84,625
United States Steel Corp.[b]	8,069	238,035
Worthington Industries Inc.	2,961	124,599

		6,965,298
MULTI-UTILITIES — 1.07%
Alliant Energy Corp.	6,108	315,173
Ameren Corp.	13,441	486,027
Avista Corp.	3,430	96,692
Black Hills Corp.	2,423	127,232
CenterPoint Energy Inc.	23,590	546,816
CMS Energy Corp.	14,654	392,288
Consolidated Edison Inc.	16,159	893,269
Dominion Resources Inc.	32,105	2,076,872
DTE Energy Co.	9,724	645,576
Integrys Energy Group Inc.	4,440	241,580
MDU Resources Group Inc.	10,511	321,111
NiSource Inc.	17,160	564,221
NorthWestern Corp.	2,253	97,600
PG&E Corp.	24,553	988,995
Public Service Enterprise Group Inc.	27,901	893,948
SCANA Corp.	7,642	358,639
Sempra Energy	12,539	1,125,501
TECO Energy Inc.	11,230	193,605
Vectren Corp.	4,421	156,945
Wisconsin Energy Corp.	12,431	513,898

		11,035,988
MULTILINE RETAIL — 0.65%
Big Lots Inc.[a]	3,169	102,327
Dollar General Corp.[a]	16,218	978,270
Dollar Tree Inc.[a]	11,529	650,466
Family Dollar Stores Inc.	5,397	350,643
Fred’s Inc. Class A	1,697	31,429
J.C. Penney Co. Inc.[a,b]	16,863	154,297

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2013

Security	Shares	Value

Kohl’s Corp.[b]	11,067	$628,052
Macy’s Inc.	20,413	1,090,054
Nordstrom Inc.	7,925	489,765
Target Corp.	34,797	2,201,606
Tuesday Morning Corp.[a,b]	2,471	39,437

		6,716,346
OFFICE ELECTRONICS — 0.09%
Xerox Corp.	64,092	780,000
Zebra Technologies Corp. Class Aa	2,736	147,963

		927,963
OIL, GAS & CONSUMABLE FUELS — 7.69%
Alpha Natural Resources Inc.[a,b]	11,969	85,459
Anadarko Petroleum Corp.	27,846	2,208,745
Apache Corp.	21,978	1,888,789
Approach Resources Inc.[a]	1,956	37,731
Arch Coal Inc.[b]	11,526	51,291
Bill Barrett Corp.[a,b]	2,645	70,833
Cabot Oil & Gas Corp.	23,188	898,767
Carrizo Oil & Gas Inc.[a]	2,279	102,031
Chesapeake Energy Corp.	28,121	763,204
Chevron Corp.	106,125	13,256,074
Cimarex Energy Co.	4,772	500,631
Cloud Peak Energy Inc.[a]	3,238	58,284
Comstock Resources Inc.	2,493	45,597
ConocoPhillips	67,596	4,775,657
CONSOL Energy Inc.	12,548	477,326
Contango Oil & Gas Co.[a]	717	33,885
Denbury Resources Inc.[a]	20,520	337,144
Devon Energy Corp.	21,171	1,309,850
Energen Corp.	3,937	278,543
EOG Resources Inc.	15,039	2,524,146
EQT Corp.	8,288	744,097
Exxon Mobil Corp.	241,055	24,394,766
Forest Oil Corp.[a]	6,159	22,234
Green Plains Renewable Energy Inc.	1,310	25,401
Gulfport Energy Corp.[a]	4,653	293,837
Hess Corp.	15,757	1,307,831
HollyFrontier Corp.	10,959	544,553
Kinder Morgan Inc.	37,060	1,334,160
Marathon Oil Corp.	38,598	1,362,509
Marathon Petroleum Corp.	16,677	1,529,781
Murphy Oil Corp.	9,671	627,454
Newfield Exploration Co.[a]	7,378	181,720
Noble Energy Inc.	19,908	1,355,934
Northern Oil and Gas Inc.[a,b]	3,415	51,464
Occidental Petroleum Corp.	44,493	4,231,284
PDC Energy Inc.[a]	1,947	103,619
Peabody Energy Corp.	14,728	287,638
Penn Virginia Corp.[a]	2,610	24,612
PetroQuest Energy Inc.[a]	2,966	12,813
Phillips 66	33,047	2,548,915
Pioneer Natural Resources Co.	7,832	1,441,636
QEP Resources Inc.	9,812	300,738
Range Resources Corp.	9,007	759,380
Rosetta Resources Inc.[a]	3,294	158,244
SM Energy Co.	3,657	303,933
Southwestern Energy Co.[a]	19,228	756,237
Spectra Energy Corp.	36,959	1,316,480
Stone Energy Corp.[a]	2,671	92,390

Security	Shares	Value

Swift Energy Co.[a,b]	2,243	$30,281
Tesoro Corp.	7,327	428,629
Valero Energy Corp.	29,802	1,502,021
Williams Companies Inc. (The)	37,711	1,454,513
World Fuel Services Corp.	3,926	169,446
WPX Energy Inc.[a]	10,829	220,695

		79,623,232
PAPER & FOREST PRODUCTS — 0.19%
Clearwater Paper Corp.[a]	1,235	64,837
Deltic Timber Corp.	532	36,144
Domtar Corp.	1,776	167,548
International Paper Co.	24,400	1,196,332
KapStone Paper and Packaging Corp.[a]	2,178	121,663
Louisiana-Pacific Corp.[a]	7,543	139,621
Neenah Paper Inc.	767	32,805
P.H. Glatfelter Co.	2,404	66,447
Schweitzer-Mauduit International Inc.	1,718	88,425
Wausau Paper Corp.	2,721	34,502

		1,948,324
PERSONAL PRODUCTS — 0.15%
Avon Products Inc.	23,805	409,922
Estee Lauder Companies Inc. (The) Class A	14,207	1,070,071
Inter Parfums Inc.	953	34,127
Medifast Inc.[a]	729	19,049

		1,533,169
PHARMACEUTICALS — 5.30%
AbbVie Inc.	87,743	4,633,708
Actavis PLC[a]	9,588	1,610,784
Akorn Inc.[a,b]	4,150	102,215
Allergan Inc.	16,409	1,822,712
Bristol-Myers Squibb Co.	90,876	4,830,059
Eli Lilly and Co.	54,729	2,791,179
Endo Health Solutions Inc.[a,b]	6,373	429,923
Forest Laboratories Inc.[a]	13,005	780,690
Hi-Tech Pharmacal Co. Inc.[a]	525	22,780
Hospira Inc.[a]	9,051	373,625
Impax Laboratories Inc.[a]	3,661	92,038
Johnson & Johnson	155,690	14,259,647
Mallinckrodt PLC[a]	3,241	169,375
Medicines Co. (The)[a,b]	3,449	133,200
Merck & Co. Inc.	161,249	8,070,512
Mylan Inc.[a]	21,115	916,391
Perrigo Co. PLC	7,379	1,132,381
Pfizer Inc.	357,649	10,954,789
Prestige Brands Holdings Inc.[a]	2,692	96,374
Questcor Pharmaceuticals Inc.	3,212	174,893
Salix Pharmaceuticals Ltd.[a,b]	3,427	308,224
Santarus Inc.[a]	3,370	107,705
ViroPharma Inc.[a]	3,528	175,871
Zoetis Inc.	27,747	907,049

		54,896,124
PROFESSIONAL SERVICES — 0.32%
CDI Corp.	691	12,804
Corporate Executive Board Co. (The)	1,915	148,278
Dun & Bradstreet Corp. (The)	2,116	259,739

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2013

Security	Shares	Value

Equifax Inc.	6,805	$470,157
Exponent Inc.	742	57,461
FTI Consulting Inc.[a]	2,214	91,084
Heidrick & Struggles International Inc.	970	19,536
Insperity Inc.	1,220	44,079
Kelly Services Inc. Class A	1,495	37,285
Korn/Ferry International[a]	2,488	64,987
Manpowergroup Inc.	4,365	374,779
Navigant Consulting Inc.[a]	2,747	52,742
Nielsen Holdings NV	13,988	641,909
On Assignment Inc.[a]	2,496	87,160
Resources Connection Inc.	2,468	35,366
Robert Half International Inc.	7,819	328,320
Towers Watson & Co. Class A	3,586	457,610
TrueBlue Inc.[a]	2,136	55,066
WageWorks Inc.[a]	1,620	96,293

		3,334,655
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.51%
Acadia Realty Trust	2,906	72,156
Agree Realty Corp.	673	19,530
Alexandria Real Estate Equities Inc.	3,885	247,164
American Assets Trust Inc.	1,724	54,185
American Campus Communities Inc.	5,833	187,881
American Tower Corp.	21,859	1,744,785
Apartment Investment and Management Co. Class A	8,067	209,016
Associated Estates Realty Corp.	3,471	55,710
AvalonBay Communities Inc.	6,693	791,313
BioMed Realty Trust Inc.	10,790	195,515
Boston Properties Inc.	8,394	842,506
BRE Properties Inc. Class A	4,346	237,770
Camden Property Trust	4,638	263,809
Capstead Mortgage Corp.[b]	4,779	57,730
Cedar Realty Trust Inc.	3,010	18,843
CoreSite Realty Corp.	1,182	38,049
Corporate Office Properties Trust	4,704	111,438
Corrections Corp. of America	6,374	204,414
Cousins Properties Inc.	9,302	95,811
DiamondRock Hospitality Co.	11,002	127,073
Duke Realty Corp.	17,851	268,479
EastGroup Properties Inc.	1,665	96,453
EPR Properties[b]	2,930	144,039
Equity One Inc.	3,480	78,091
Equity Residential	18,620	965,819
Essex Property Trust Inc.	2,135	306,394
Extra Space Storage Inc.	5,905	248,778
Federal Realty Investment Trust	3,625	367,611
Franklin Street Properties Corp.	4,889	58,424
General Growth Properties Inc.	29,786	597,805
GEO Group Inc. (The)	3,361	108,291
Getty Realty Corp.	1,482	27,224
Government Properties Income Trust	2,645	65,728
HCP Inc.	25,072	910,615
Health Care REIT Inc.[b]	15,951	854,495
Healthcare Realty Trust Inc.[b]	5,144	109,619
Highwoods Properties Inc.	5,111	184,865
Home Properties Inc.	3,122	167,402
Hospitality Properties Trust	8,199	221,619
Host Hotels & Resorts Inc.	41,919	814,905
Inland Real Estate Corp.	4,349	45,752
Kilroy Realty Corp.	4,478	224,706
Kimco Realty Corp.	22,503	444,434

Security	Shares	Value

Kite Realty Group Trust	6,878	$45,189
LaSalle Hotel Properties[b]	5,674	175,100
Lexington Realty Trust[b]	8,910	90,971
Liberty Property Trust[b]	7,823	264,965
LTC Properties Inc.	1,995	70,603
Macerich Co. (The)	7,779	458,105
Mack-Cali Realty Corp.	4,618	99,195
Medical Properties Trust Inc.	8,510	103,992
Mid-America Apartment Communities Inc.	4,072	247,333
National Retail Properties Inc.	6,812	206,608
Omega Healthcare Investors Inc.[b]	6,603	196,769
Parkway Properties Inc.	2,723	52,527
Pennsylvania Real Estate Investment Trust	3,645	69,182
Plum Creek Timber Co. Inc.	9,705	451,380
Post Properties Inc.	2,967	134,197
Potlatch Corp.	2,186	91,244
Prologis Inc.	27,601	1,019,857
PS Business Parks Inc.	1,172	89,564
Public Storage	7,940	1,195,129
Rayonier Inc.	7,062	297,310
Realty Income Corp.[b]	9,046	337,687
Regency Centers Corp.	5,216	241,501
Sabra Healthcare REIT Inc.	2,009	52,515
Saul Centers Inc.	753	35,941
Senior Housing Properties Trust[b]	10,266	228,213
Simon Property Group Inc.	17,107	2,603,001
SL Green Realty Corp.[b]	4,614	426,241
Sovran Self Storage Inc.	1,719	112,027
Tanger Factory Outlet Centers Inc.	5,157	165,127
Taubman Centers Inc.	3,491	223,145
UDR Inc.	13,823	322,767
Universal Health Realty Income Trust	338	13,540
Urstadt Biddle Properties Inc. Class A	793	14,631
Ventas Inc.	16,199	927,879
Vornado Realty Trust	9,622	854,337
Weingarten Realty Investors	6,125	167,948
Weyerhaeuser Co.	32,337	1,020,879

		25,992,845
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.08%
Alexander & Baldwin Inc.	2,468	102,990
CBRE Group Inc. Class Aa	15,274	401,706
Forestar Group Inc.[a]	1,916	40,753
Jones Lang LaSalle Inc.	2,452	251,060

		796,509
ROAD & RAIL — 0.95%
Arkansas Best Corp.	1,425	47,994
Con-way Inc.	3,197	126,953
CSX Corp.	56,158	1,615,666
Genesee & Wyoming Inc. Class Aa,b	2,806	269,516
Heartland Express Inc.	2,470	48,461
J.B. Hunt Transport Services Inc.	5,126	396,240
Kansas City Southern Industries Inc.	6,041	748,057
Knight Transportation Inc.	3,179	58,303
Landstar System Inc.	2,490	143,050
Norfolk Southern Corp.	17,115	1,588,785
Old Dominion Freight Line Inc.[a]	3,945	209,164
Ryder System Inc.	2,908	214,552
Saia Inc.[a]	1,333	42,723
Union Pacific Corp.	25,423	4,271,064
Werner Enterprises Inc.	2,424	59,946

		9,840,474

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2013

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.12%
Advanced Energy Industries Inc.[a]	1,994	$45,583
Advanced Micro Devices Inc.[a,b]	34,572	133,794
Altera Corp.	17,623	573,276
Analog Devices Inc.	17,199	875,945
Applied Materials Inc.	66,254	1,172,033
Atmel Corp.[a]	22,862	179,009
ATMI Inc.[a]	1,729	52,233
Broadcom Corp. Class A	29,895	886,387
Brooks Automation Inc.	3,625	38,026
Cabot Microelectronics Corp.[a]	1,245	56,897
CEVA Inc.[a]	1,233	18,766
Cirrus Logic Inc.[a,b]	3,682	75,223
Cohu Inc.	1,422	14,931
Cree Inc.[a,b]	6,636	415,215
Cypress Semiconductor Corp.	7,552	79,296
Diodes Inc.[a]	1,968	46,366
DSP Group Inc.[a]	1,267	12,303
Entropic Communications Inc.[a]	4,857	22,876
Exar Corp.[a]	2,427	28,614
Fairchild Semiconductor International Inc.[a]	6,854	91,501
First Solar Inc.[a]	3,895	212,823
GT Advanced Technologies Inc.[a]	6,326	55,163
Hittite Microwave Corp.[a]	1,735	107,102
Integrated Device Technology Inc.[a]	8,041	81,938
Intel Corp.	274,337	7,121,789
International Rectifier Corp.[a]	3,714	96,824
Intersil Corp. Class A	6,667	76,470
KLA-Tencor Corp.	9,117	587,682
Kopin Corp.[a]	3,719	15,694
Kulicke and Soffa Industries Inc.[a]	4,420	58,786
Lam Research Corp.[a]	8,946	487,110
Linear Technology Corp.	13,065	595,111
LSI Corp.	30,691	338,215
Micrel Inc.	2,704	26,688
Microchip Technology Inc.	10,833	484,777
Micron Technology Inc.[a]	57,870	1,259,251
Microsemi Corp.[a]	5,099	127,220
MKS Instruments Inc.	2,996	89,700
Monolithic Power Systems Inc.[a]	2,041	70,741
Nanometrics Inc.[a]	1,006	19,164
NVIDIA Corp.	31,901	511,054
Pericom Semiconductor Corp.[a]	1,277	11,314
Power Integrations Inc.	1,755	97,964
RF Micro Devices Inc.[a]	14,937	77,075
Rubicon Technology Inc.[a,b]	992	9,870
Rudolph Technologies Inc.[a]	1,711	20,087
Semtech Corp.[a]	3,704	93,637
Sigma Designs Inc.[a]	1,758	8,298
Silicon Laboratories Inc.[a]	2,158	93,463
Skyworks Solutions Inc.[a]	10,299	294,139
SunEdison Inc.[a]	13,878	181,108
Supertex Inc.[a]	697	17,460
Synaptics Inc.[a,b]	1,731	89,683
Teradyne Inc.[a,b]	10,498	184,975
Tessera Technologies Inc.	2,747	54,143
Texas Instruments Inc.	60,349	2,649,925
TriQuint Semiconductor Inc.[a]	8,835	73,684
Ultratech Inc.[a]	1,447	41,963

Security	Shares	Value

Veeco Instruments Inc.[a,b]	2,190	$72,073
Xilinx Inc.	14,686	674,381

		21,986,818
SOFTWARE — 3.48%
ACI Worldwide Inc.[a,b]	2,171	141,115
Adobe Systems Inc.[a]	25,675	1,537,419
Advent Software Inc.	2,248	78,658
ANSYS Inc.[a,b]	5,106	445,243
Autodesk Inc.[a]	12,428	625,501
Blackbaud Inc.	2,443	91,979
Bottomline Technologies Inc.[a,b]	2,195	79,371
CA Inc.	17,998	605,633
Cadence Design Systems Inc.[a,b]	15,428	216,301
Citrix Systems Inc.[a]	10,265	649,261
CommVault Systems Inc.[a,b]	2,400	179,712
Compuware Corp.	11,744	131,650
Concur Technologies Inc.[a,b]	2,608	269,093
Ebix Inc.[b]	1,708	25,142
Electronic Arts Inc.[a]	17,213	394,866
EPIQ Systems Inc.	1,708	27,687
FactSet Research Systems Inc.	2,225	241,591
Fair Isaac Corp.	1,912	120,150
Informatica Corp.[a,b]	5,907	245,141
Interactive Intelligence Group Inc.[a]	806	54,292
Intuit Inc.	15,779	1,204,253
Manhattan Associates Inc.[a]	1,062	124,764
Mentor Graphics Corp.	5,125	123,359
MICROS Systems Inc.[a,b]	4,171	239,290
Microsoft Corp.	419,195	15,690,469
MicroStrategy Inc. Class Aa	490	60,878
Monotype Imaging Holdings Inc.	1,976	62,955
NetScout Systems Inc.[a]	1,964	58,115
Oracle Corp.	193,662	7,409,508
Progress Software Corp.[a]	2,692	69,534
PTC Inc.[a]	6,805	240,829
Red Hat Inc.[a]	10,587	593,295
Rovi Corp.[a]	5,687	111,977
Salesforce.com Inc.[a,b]	30,604	1,689,035
SolarWinds Inc.[a]	3,756	142,089
Solera Holdings Inc.	3,865	273,487
Symantec Corp.	38,334	903,916
Synchronoss Technologies Inc.[a]	1,801	55,957
Synopsys Inc.[a]	8,602	348,983
Take-Two Interactive Software Inc.[a]	4,945	85,895
Tangoe Inc.[a,b]	1,887	33,985
TIBCO Software Inc.[a]	8,525	191,642
Tyler Technologies Inc.[a]	1,496	152,786
Vasco Data Security International Inc.[a,b]	1,509	11,665

		36,038,471
SPECIALTY RETAIL — 2.51%
Aaron’s Inc.	4,359	128,155
Abercrombie & Fitch Co. Class Ab	4,376	144,014
Advance Auto Parts Inc.	4,032	446,262
Aeropostale Inc.[a,b]	4,402	40,014
American Eagle Outfitters Inc.	9,814	141,322
ANN INC.[a,b]	2,657	97,140
Ascena Retail Group Inc.[a]	7,108	150,405
AutoNation Inc.[a]	3,583	178,039
AutoZone Inc.[a,b]	1,887	901,873

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2013

Security	Shares	Value

Barnes & Noble Inc.[a]	2,247	$33,593
Bed Bath & Beyond Inc.[a]	11,900	955,570
Best Buy Co. Inc.	15,150	604,182
Big 5 Sporting Goods Corp.	755	14,964
Brown Shoe Co. Inc.	2,192	61,683
Buckle Inc. (The)	1,471	77,316
Cabela’s Inc.[a,b]	2,497	166,450
CarMax Inc.[a]	12,339	580,180
Cato Corp. (The) Class A	1,522	48,400
Chico’s FAS Inc.	8,617	162,344
Children’s Place Retail Stores Inc. (The)[a]	1,277	72,751
Christopher & Banks Corp.[a]	1,995	17,037
CST Brands Inc.	4,175	153,306
Dick’s Sporting Goods Inc.	5,646	328,033
Finish Line Inc. (The) Class A	2,911	82,003
Foot Locker Inc.	8,283	343,248
Francesca’s Holdings Corp.[a,b]	2,428	44,699
GameStop Corp. Class A	6,416	316,052
Gap Inc. (The)	14,676	573,538
Genesco Inc.[a]	1,266	92,494
Group 1 Automotive Inc.	1,189	84,443
Guess? Inc.	3,396	105,514
Haverty Furniture Companies Inc.	990	30,987
Hibbett Sports Inc.[a,b]	1,452	97,589
Home Depot Inc. (The)	77,717	6,399,218
Jos. A. Bank Clothiers Inc.[a]	1,479	80,946
Kirkland’s Inc.[a]	982	23,244
L Brands Inc.	13,451	831,944
Lithia Motors Inc. Class A	1,205	83,651
Lowe’s Companies Inc.	57,684	2,858,242
Lumber Liquidators Holdings Inc.[a,b]	1,501	154,438
MarineMax Inc.[a]	1,238	19,907
Men’s Wearhouse Inc. (The)	2,487	127,036
Monro Muffler Brake Inc.	1,693	95,417
Murphy USA Inc.[a]	2,514	104,482
O’Reilly Automotive Inc.[a]	5,944	765,052
Office Depot Inc.[a]	26,039	137,746
Outerwall Inc.[a,b]	1,478	99,425
Pep Boys - Manny, Moe & Jack (The)[a]	3,145	38,180
PetSmart Inc.	5,691	414,020
Rent-A-Center Inc.	2,895	96,519
Ross Stores Inc.	12,042	902,307
Select Comfort Corp.[a]	3,159	66,623
Signet Jewelers Ltd.[b]	4,426	348,326
Sonic Automotive Inc. Class A	1,952	47,785
Stage Stores Inc.	1,930	42,885
Staples Inc.	36,428	578,841
Stein Mart Inc.	1,490	20,040
Tiffany & Co.	6,081	564,195
TJX Companies Inc. (The)	39,205	2,498,535
Tractor Supply Co.	7,770	602,797
Urban Outfitters Inc.[a]	6,107	226,570
Vitamin Shoppe Inc.[a,b]	1,706	88,729
Williams-Sonoma Inc.	4,948	288,369
Zale Corp.[a]	2,098	33,085
Zumiez Inc.[a,b]	1,218	31,668

		25,943,822
TEXTILES, APPAREL & LUXURY GOODS — 0.95%
Carter’s Inc.	3,019	216,734
Coach Inc.	15,390	863,841
Crocs Inc.[a]	4,880	77,690

Security	Shares	Value

Deckers Outdoor Corp.[a,b]	1,952	$164,866
Fifth & Pacific Companies Inc.[a]	6,934	222,373
Fossil Group Inc.[a]	2,721	326,357
G-III Apparel Group Ltd.[a]	911	67,223
Hanesbrands Inc.	5,424	381,144
Iconix Brand Group Inc.[a,b]	2,859	113,502
Michael Kors Holdings Ltd.[a]	9,889	802,888
Movado Group Inc.	961	42,294
Nike Inc. Class B	41,244	3,243,428
Oxford Industries Inc.	741	59,776
Perry Ellis International Inc.[a]	716	11,306
PVH Corp.	4,478	609,097
Quiksilver Inc.[a]	6,831	59,908
Ralph Lauren Corp.	3,300	582,681
SKECHERS U.S.A. Inc. Class Aa	2,357	78,087
Steven Madden Ltd.[a]	3,322	121,552
Under Armour Inc. Class Aa,b	4,426	386,390
VF Corp.	19,508	1,216,129
Wolverine World Wide Inc.	5,485	186,271

		9,833,537
THRIFTS & MORTGAGE FINANCE — 0.14%
Astoria Financial Corp.	4,433	61,308
Bank Mutual Corp.	2,463	17,266
BofI Holding Inc.[a]	646	50,666
Brookline Bancorp Inc.	3,928	37,591
Dime Community Bancshares Inc.	1,499	25,363
Hudson City Bancorp Inc.	26,167	246,755
New York Community Bancorp Inc.	24,226	408,208
Northwest Bancshares Inc.	5,654	83,566
Oritani Financial Corp.	2,258	36,241
People’s United Financial Inc.	17,301	261,591
Provident Financial Services Inc.	2,948	56,955
TrustCo Bank Corp. NY	5,159	37,042
Washington Federal Inc.	5,661	131,845

		1,454,397
TOBACCO — 1.34%
Alliance One International Inc.[a]	4,865	14,838
Altria Group Inc.	110,391	4,237,911
Lorillard Inc.	20,406	1,034,176
Philip Morris International Inc.	88,419	7,703,947
Reynolds American Inc.	17,286	864,127
Universal Corp.	1,243	67,868

		13,922,867
TRADING COMPANIES & DISTRIBUTORS — 0.26%
Applied Industrial Technologies Inc.	2,243	110,109
DXP Enterprises Inc.[a]	522	60,135
Fastenal Co.	15,161	720,299
GATX Corp.	2,665	139,033
Kaman Corp.	1,440	57,211
MSC Industrial Direct Co. Inc. Class A	2,640	213,497
United Rentals Inc.[a,b]	5,137	400,429
W.W. Grainger Inc.	3,436	877,623
Watsco Inc.	1,522	146,203

		2,724,539

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2013

Security	Shares	Value

WATER UTILITIES — 0.03%
American States Water Co.	2,002	$57,518
Aqua America Inc.	9,795	231,064

		288,582
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Crown Castle International Corp.[a]	18,403	1,351,332
NTELOS Holdings Corp.	690	13,959
Telephone & Data Systems Inc.	5,617	144,806
USA Mobility Inc.	849	12,124

		1,522,221

TOTAL COMMON STOCKS
(Cost: $854,761,353)		1,033,039,869

SHORT-TERM INVESTMENTS — 1.87%

MONEY MARKET FUNDS — 1.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,e,f]	17,316,672	17,316,672
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,e,f]	1,014,292	1,014,292
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	1,024,298	1,024,298

		19,355,262

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,355,262)		19,355,262

TOTAL INVESTMENTS IN SECURITIES — 101.65%
(Cost: $874,116,615)		1,052,395,131
Other Assets, Less Liabilities — (1.65)%		(17,101,948)

NET ASSETS — 100.00%		$1,035,293,183

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

84

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 96.06%

BRAZIL — 22.48%
CCR SA	1,564,200	$11,781,640
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR[a]	355,184	4,027,787
CPFL Energia SA SP ADR	115,024	1,841,534
Ultrapar Participacoes SA SP ADR	533,013	12,605,757

		30,256,718
CHILE — 8.49%
Empresa Nacional de Electricidad SA SP ADR	117,789	5,251,033
Enersis SA SP ADR	411,603	6,169,929

		11,420,962
CHINA — 33.17%
Anton Oilfield Services Group[a]	1,106,000	673,264
Beijing Capital International Airport Co. Ltd. Class H	3,002,000	2,350,107
China Gas Holdings Ltd.	2,528,000	3,716,808
China Longyuan Power Group Corp. Ltd. Class H	3,081,000	3,969,587
China Merchants Holdings (International) Co. Ltd.	2,212,000	8,073,461
China Oilfield Services Ltd. Class H	2,054,000	6,370,943
China Resources Power Holdings Co. Ltd.	1,796,000	4,257,357
COSCO Pacific Ltd.	3,160,000	4,336,276
Huaneng Power International Inc. Class H SP ADR	85,636	3,104,305
Jiangsu Expressway Co. Ltd. Class H	2,528,000	3,107,121
Shenzhen International Holdings Ltd.	15,997,500	2,001,299
Zhejiang Expressway Co. Ltd. Class H	2,844,000	2,688,573

		44,649,101
MALAYSIA — 6.22%
Tenaga Nasional Bhd	2,409,500	8,371,275

		8,371,275
MEXICO — 7.61%
Grupo Aeroportuario del Centro Norte SAB de CV SP ADR[b]	36,103	963,950
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	80,111	4,263,507
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	40,290	5,021,343

		10,248,800
PHILIPPINES — 2.54%
International Container Terminal Services Inc.	1,487,570	3,418,738

		3,418,738
RUSSIA — 5.80%
Eurasia Drilling Co. Ltd. SP GDR[c]	74,356	3,346,020
RusHydro OJSC SP ADR[a]	1,577,054	2,721,995
TMK OAO SP GDR[c]	147,730	1,741,737

		7,809,752

Security	Shares	Value

SOUTH KOREA — 6.83%
Korea Electric Power Corp. SP ADR[b]	553,044	$9,186,061

		9,186,061
THAILAND — 2.92%
Airports of Thailand PCL NVDR	813,700	3,924,877

		3,924,877

TOTAL COMMON STOCKS (Cost: $113,204,925)		129,286,284

PREFERRED STOCKS — 3.35%

BRAZIL — 3.35%
Companhia Energetica de Minas Gerais SP ADR	579,149	4,511,571

		4,511,571

TOTAL PREFERRED STOCKS (Cost: $6,848,859)		4,511,571

SHORT-TERM INVESTMENTS — 3.29%

MONEY MARKET FUNDS — 3.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	3,970,251	3,970,251
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	232,550	232,550
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	229,474	229,474

		4,432,275

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,432,275)		4,432,275

TOTAL INVESTMENTS IN SECURITIES — 102.70% (Cost: $124,486,059)		138,230,130
Other Assets, Less Liabilities — (2.70)%		(3,639,095)

NET ASSETS — 100.00%		$134,591,035

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

December 31, 2013

[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

86

Schedule of Investments  (Unaudited)

iSHARES® EUROPE ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.77%

AUSTRIA — 0.28%
Erste Group Bank AG	92,235	$3,219,320
OMV AG	44,161	2,117,028
Telekom Austria AG	66,521	504,511
Voestalpine AG	33,540	1,614,340

		7,455,199
BELGIUM — 1.79%
Ageas	68,757	2,932,317
Anheuser-Busch InBev NV	245,401	26,125,483
Belgacom SA	43,043	1,275,485
Colruyt SA	21,242	1,187,793
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	31,304	1,863,446
Groupe Bruxelles Lambert SA	24,596	2,261,616
KBC Groep NV	76,583	4,353,010
Solvay SA	18,447	2,923,189
UCB SA	36,335	2,710,671
Umicore SA	34,099	1,595,433

		47,228,443
DENMARK — 1.67%
A.P. Moeller-Maersk A/S Class B	320	3,478,325
Carlsberg A/S Class B	32,422	3,593,063
Coloplast A/S Class B	37,063	2,457,586
Danske Bank A/Sa	237,575	5,458,771
Novo Nordisk A/S Class B	131,365	24,117,916
Novozymes A/S Class B	73,788	3,119,646
Vestas Wind Systems A/Sa	62,608	1,852,533

		44,077,840
FINLAND — 1.35%
Fortum OYJ	134,160	3,074,317
Kone OYJ Class B	124,098	5,608,826
Metso OYJ	40,807	1,744,254
Nokia OYJ[a]	1,147,068	9,199,102
Nokian Renkaat OYJ	40,248	1,933,880
Sampo OYJ Class A	147,017	7,236,229
Stora Enso OYJ Class R	174,408	1,753,174
UPM-Kymmene OYJ	160,433	2,714,722
Wartsila OYJ Abp	46,956	2,314,426

		35,578,930
FRANCE — 15.30%
Accor SA	55,341	2,615,619
Alcatel-Lucent[a,b]	842,822	3,783,731
ALSTOM	66,521	2,426,767
ArcelorMittal	294,034	5,254,977
Arkema SA	19,006	2,220,591
AXA SA	572,975	15,956,414
BNP Paribas SA	319,748	24,959,797
Bouygues SA	54,223	2,048,728
Cap Gemini SA	48,633	3,292,389
Carrefour SA	191,178	7,589,523

Security	Shares	Value

Casino Guichard-Perrachon SA	17,329	$2,000,301
Christian Dior SA	16,211	3,068,116
Compagnie de Saint-Gobain	140,868	7,759,507
Compagnie Generale des Etablissements Michelin Class B	57,018	6,069,372
Credit Agricole SAa	338,195	4,336,275
Danone	182,234	13,138,036
Dassault Systemes SA	20,124	2,502,065
Edenred SA	60,372	2,024,002
Electricite de France SA	91,117	3,224,870
Essilor International SA	65,962	7,024,157
European Aeronautic Defence and Space Co. NV	155,961	11,993,925
GDF Suez	468,442	11,034,642
Gemalto NVb	24,596	2,711,703
Hermes International SCA	2,795	1,014,836
Kering	22,919	4,852,455
L’Air Liquide SA	95,589	13,540,489
L’Oreal SA	76,583	13,475,863
Lafarge SA	57,577	4,321,552
Lagardere SCA	36,894	1,373,645
Legrand SA	79,937	4,412,575
LVMH Moet Hennessy Louis Vuitton SA	84,409	15,422,884
Orange	704,340	8,734,905
Pernod Ricard SA	62,049	7,080,287
PSA Peugeot Citroen SAa,b	73,229	952,349
Publicis Groupe SA	50,869	4,662,013
Renault SA	63,726	5,132,565
Safran SA	77,142	5,369,101
Sanofi	371,735	39,503,336
Schneider Electric SA	172,172	15,041,290
SES SA Class A FDR	138,073	4,476,762
Societe Generale	244,842	14,244,180
Sodexo	30,186	3,063,040
STMicroelectronics NV	197,886	1,580,416
Suez Environnement SA	89,440	1,605,250
Technip SA	32,981	3,174,868
Thales SA	29,627	1,910,587
Total SA	725,582	44,521,778
Unibail-Rodamco SE	29,627	7,603,565
Valeo SA	24,596	2,725,937
Vallourec SA	35,776	1,952,182
Veolia Environnement	143,104	2,337,688
Vinci SA	183,352	12,056,448
Vivendi SA	390,182	10,298,707

		403,477,060
GERMANY — 12.88%
Adidas AG	63,726	8,134,831
Allianz SE Registered	139,750	25,101,297
BASF SE	281,177	30,023,323
Bayer AG Registered	253,227	35,573,823
Bayerische Motoren Werke AG	97,266	11,421,835
Beiersdorf AG	30,186	3,063,040
Brenntag AG	15,652	2,906,243
Commerzbank AGa	288,444	4,654,271
Continental AG	30,745	6,752,990
Daimler AG Registered	304,655	26,405,370
Deutsche Bank AG Registered	311,922	14,903,758
Deutsche Boerse AG	59,254	4,915,271
Deutsche Lufthansa AG Registered[a]	72,111	1,532,213
Deutsche Post AG Registered	277,823	10,144,891
Deutsche Telekom AG Registered	927,381	15,884,100
E.ON SE	614,341	11,356,212

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2013

Security	Shares	Value

Fresenius Medical Care AG & Co. KGaA	64,844	$4,622,166
Fresenius SE & Co. KGaA	40,248	6,189,304
GEA Group AG	54,782	2,611,844
HeidelbergCement AG	43,043	3,271,006
Infineon Technologies AG	330,928	3,538,576
K+S AG Registered[b]	52,546	1,620,078
Lanxess AG	25,714	1,717,595
Linde AG	57,018	11,946,253
MAN SE	10,621	1,306,192
Merck KGaA	20,124	3,611,814
METRO AG	43,602	2,114,864
Muenchener Rueckversicherungs-Gesellschaft AG Registered	49,192	10,855,622
Osram Licht AGa	25,714	1,452,736
QIAGEN NVa	73,788	1,721,885
RWE AG	150,371	5,512,653
Salzgitter AG	11,739	501,448
SAP AG	289,562	24,861,803
Siemens AG Registered	242,606	33,192,530
ThyssenKrupp AGa	128,570	3,134,013
Volkswagen AG	11,180	3,033,338

		339,589,188
GREECE — 0.06%
National Bank of Greece SAa	106,885	567,036
National Bank of Greece SA SP ADR[b]	10,104	56,583
OPAP SA	64,045	853,385

		1,477,004
IRELAND — 0.50%
Bank of Ireland[a]	7,896,993	2,742,178
CRH PLC	226,954	5,722,980
Irish Bank Resolution Corp. Ltd.[a,c]	211,770	3
Kerry Group PLC Class A	44,161	3,073,007
Ryanair Holdings PLC SP ADR[a]	32,422	1,521,564

		13,059,732
ITALY — 3.44%
Assicurazioni Generali SpA	416,455	9,812,903
Atlantia SpA	114,595	2,575,449
Banca Monte dei Paschi di Siena SpA[a,b]	2,234,882	540,154
Banco Popolare Scrl[a]	548,938	1,054,434
Enel SpA	2,002,897	8,759,894
Eni SpA	825,084	19,884,802
Fiat SpA[a]	269,997	2,211,791
Finmeccanica SpA[a]	121,862	924,398
Intesa Sanpaolo SpA	4,284,176	10,590,661
Luxottica Group SpA	42,484	2,280,164
Mediaset SpA[a]	218,010	1,035,202
Mediobanca SpA[a]	176,644	1,548,065
Pirelli & C. SpA	92,794	1,608,547
Saipem SpA	77,142	1,653,994
Snam SpA	643,968	3,607,987
Telecom Italia SpA	2,961,506	2,942,261
Tenaris SA	145,340	3,180,306
Terna SpA	436,579	2,184,952
UniCredit SpA	1,666,379	12,353,481
Unione di Banche Italiane SpA	278,941	1,897,234

		90,646,679

Security	Shares	Value

NETHERLANDS — 3.95%
AEGON NV	580,801	$5,491,758
Akzo Nobel NV	73,229	5,685,036
ASML Holding NV	136,955	12,840,310
CNH Industrial NVa	281,736	3,216,386
Heineken NV	65,403	4,423,189
ING Groep NV CVA[a]	1,172,223	16,314,167
Koninklijke Ahold NV	324,779	5,840,254
Koninklijke DSM NV	55,341	4,358,856
Koninklijke KPN NVa	955,331	3,084,320
Koninklijke Philips NV	287,326	10,549,308
PostNL NVa	136,396	779,979
Randstad Holding NV	32,422	2,106,468
Reed Elsevier NV	218,569	4,638,127
TNT Express NV	117,061	1,088,480
Unilever NV CVA	524,901	21,174,229
Wolters Kluwer NV	92,794	2,652,569

		104,243,436
NORWAY — 1.12%
DNB ASA	278,941	4,988,602
Norsk Hydro ASA	276,146	1,232,150
Orkla ASA	247,078	1,927,150
Seadrill Ltd.	109,005	4,448,707
Statoil ASA	320,866	7,774,595
Subsea 7 SA	85,527	1,636,712
Telenor ASA	213,538	5,089,560
Yara International ASA	54,223	2,332,710

		29,430,186
PORTUGAL — 0.22%
Banco Espirito Santo SA Registered[a]	683,098	977,984
Energias de Portugal SA	754,091	2,774,395
Galp Energia SGPS SA Class B	65,962	1,082,982
Portugal Telecom SGPS SA Registered[b]	225,277	980,928

		5,816,289
SPAIN — 4.93%
Abertis Infraestructuras SA	117,390	2,612,383
Acciona SA	8,944	514,728
Actividades de Construcciones y Servicios SA	55,341	1,907,953
Amadeus IT Holding SA Class A	132,483	5,678,370
Banco Bilbao Vizcaya Argentaria SA	1,786,005	22,021,249
Banco de Sabadell SA	1,180,608	3,084,447
Banco Popular Espanol SAa	495,833	2,995,976
Banco Santander SA	3,535,675	31,697,112
Distribuidora Internacional de Alimentacion SA	192,855	1,727,339
Enagas SA	33,880	886,780
Ferrovial SA	137,514	2,665,139
Gas Natural SDG SA	111,800	2,880,054
Iberdrola SA	1,582,529	10,107,290
Industria de Diseno Textil SA	69,316	11,442,571
International Consolidated Airlines Group SA London[a]	247,078	1,642,620
Red Electrica Corporacion SA	18,480	1,235,029
Repsol SA	255,463	6,448,917
Telefonica SA	1,247,129	20,338,220

		129,886,177

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2013

Security	Shares	Value

SWEDEN — 4.81%
Alfa Laval AB	96,148	$2,470,093
Assa Abloy AB Class B	101,738	5,382,645
Atlas Copco AB Class A	192,855	5,353,914
Atlas Copco AB Class B	124,657	3,167,568
Boliden AB	83,850	1,285,310
Electrolux AB Class B	70,434	1,847,870
Hennes & Mauritz AB Class B	287,885	13,276,794
Hexagon AB Class B	79,378	2,512,619
Holmen AB Class B	16,211	590,377
Investment AB Kinnevik Class B	72,105	3,344,452
Investor AB Class B	139,191	4,796,028
Millicom International Cellular SA SDR	20,124	2,006,885
Nordea Bank AB	974,896	13,152,732
Sandvik AB	337,636	4,768,098
Scania AB Class B	94,471	1,851,882
Securitas AB Class B	90,558	963,728
Skandinaviska Enskilda Banken AB Class A	524,342	6,923,084
Skanska AB Class B	120,744	2,470,302
SKF AB Class B	115,154	3,024,707
SSAB AB Class Ab	55,900	429,089
Svenska Cellulosa AB Class B	188,942	5,824,824
Svenska Handelsbanken AB Class A	149,812	7,370,939
Swedbank AB Class A	283,972	8,002,823
Swedish Match AB	62,049	1,996,937
Tele2 AB Class B	91,117	1,033,518
Telefonaktiebolaget LM Ericsson Class B	932,412	11,396,373
TeliaSonera AB	676,390	5,639,567
Volvo AB Class B	456,144	5,997,783

		126,880,941
SWITZERLAND — 13.20%
ABB Ltd. Registered	656,266	17,326,278
Actelion Ltd. Registered	32,981	2,794,309
Adecco SA Registered	46,956	3,727,547
Baloise Holding AG Registered	15,652	1,999,288
Clariant AG Registered	87,204	1,599,255
Compagnie Financiere Richemont SA Class A Bearer	159,874	15,963,132
Credit Suisse Group AG Registered	429,312	13,163,927
GAM Holding AG	48,074	937,858
Geberit AG Registered	11,739	3,570,472
Givaudan SA Registered	2,795	4,003,857
Holcim Ltd. Registered	69,875	5,244,455
Julius Baer Group Ltd.	68,757	3,312,026
Kuehne & Nagel International AG Registered	17,329	2,281,696
Lonza Group AG Registered	16,211	1,542,082
Nestle SA Registered	987,753	72,525,182
Nobel Biocare Holding AG Registered	38,012	594,104
Novartis AG Registered	828,997	66,368,231
Roche Holding AG Genusschein	215,215	60,304,242
SGS SA Registered	1,677	3,869,347
Swatch Group AG (The) Bearer	9,503	6,299,003
Swiss Life Holding AG Registered	8,944	1,862,516
Swiss Re AG	105,092	9,695,619
Swisscom AG Registered	6,708	3,551,804
Syngenta AG Registered	28,509	11,386,290
UBS AG Registered	1,102,348	20,972,315
Zurich Insurance Group AG	45,279	13,160,872

		348,055,707

Security	Shares	Value

UNITED KINGDOM — 33.27%
3i Group PLC	300,742	$1,918,197
Aberdeen Asset Management PLC	365,027	3,022,878
Aggreko PLC	82,732	2,341,754
AMEC PLC	93,353	1,682,220
Anglo American PLC	425,958	9,312,500
Antofagasta PLC	117,390	1,602,079
ARM Holdings PLC	422,045	7,682,137
Associated British Foods PLC	109,564	4,436,825
AstraZeneca PLC	382,915	22,669,570
Aviva PLC	895,518	6,669,953
Babcock International Group PLC	111,800	2,509,035
BAE Systems PLC	998,374	7,192,968
Barclays PLC	4,578,769	20,623,548
BG Group PLC	1,040,299	22,355,848
BHP Billiton PLC	646,763	20,020,737
BP PLC	5,729,191	46,310,899
British American Tobacco PLC	595,894	31,957,401
British Land Co. PLC	307,450	3,202,954
British Sky Broadcasting Group PLC	290,680	4,063,340
BT Group PLC	2,414,880	15,174,643
Bunzl PLC	103,415	2,483,574
Burberry Group PLC	135,278	3,396,659
Cairn Energy PLC[a]	187,265	836,805
Capita PLC	201,240	3,459,691
Carnival PLC	65,962	2,732,330
Centrica PLC	1,604,889	9,242,198
Cobham PLC	334,841	1,522,322
Compass Group PLC	565,708	9,069,707
Daily Mail & General Trust PLC Class A NVS	82,173	1,307,230
Diageo PLC	768,066	25,442,169
Drax Group PLC	124,657	1,652,736
Experian PLC	310,245	5,724,210
FirstGroup PLC	373,450	764,498
G4S PLC	451,672	1,963,713
GKN PLC	509,808	3,152,029
GlaxoSmithKline PLC	1,505,387	40,179,457
Glencore Xstrata PLC	3,388,099	17,547,270
Hammerson PLC	222,482	1,849,798
Hays PLC	410,865	883,282
HSBC Holdings PLC	5,704,036	62,578,936
IMI PLC	97,266	2,456,725
Imperial Tobacco Group PLC	304,655	11,797,186
InterContinental Hotels Group PLC	83,291	2,776,946
Intertek Group PLC	49,751	2,593,953
Invensys PLC	200,122	1,685,433
ITV PLC	1,115,205	3,583,291
J Sainsbury PLC	401,921	2,429,736
Johnson Matthey PLC	63,167	3,431,545
Kingfisher PLC	723,905	4,612,425
Ladbrokes PLC	278,382	824,854
Land Securities Group PLC	239,811	3,826,894
Legal & General Group PLC	1,814,514	6,692,774
Lloyds Banking Group PLC[a]	14,439,529	18,864,510
London Stock Exchange Group PLC	48,633	1,395,903
Lonmin PLC[a]	130,806	668,357
Man Group PLC	555,087	781,458
Marks & Spencer Group PLC	491,361	3,520,568
National Grid PLC	1,187,875	15,503,243
Next PLC	47,515	4,288,968
Old Mutual PLC	1,421,537	4,452,206
Pearson PLC	250,991	5,574,585

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2013

Security	Shares	Value

Persimmon PLC	92,794	$1,904,219
Petrofac Ltd.	77,701	1,575,192
Provident Financial PLC	42,486	1,142,766
Prudential PLC	783,159	17,381,223
Randgold Resources Ltd.	27,950	1,754,473
Reckitt Benckiser Group PLC	200,681	15,930,862
Reed Elsevier PLC	358,878	5,343,578
Rentokil Initial PLC	550,615	1,056,044
Resolution Ltd.	438,815	2,572,825
Rexam PLC	245,466	2,156,763
Rio Tinto PLC	376,207	21,244,336
Rolls-Royce Holdings PLC	574,093	12,123,221
Royal Bank of Scotland Group PLC[a]	608,751	3,408,870
Royal Dutch Shell PLC Class A	1,167,192	41,814,260
Royal Dutch Shell PLC Class B	775,333	29,278,492
RSA Insurance Group PLC	1,110,174	1,680,594
SABMiller PLC	283,413	14,556,170
Sage Group PLC (The)	356,148	2,381,304
Schroders PLC	34,099	1,467,258
SEGRO PLC	232,544	1,286,404
Serco Group PLC	154,284	1,275,619
Severn Trent PLC	73,788	2,083,703
Shire PLC	172,731	8,159,159
Smith & Nephew PLC	275,587	3,929,954
Smiths Group PLC	121,303	2,973,438
SSE PLC	297,388	6,747,915
Standard Chartered PLC	600,925	13,535,826
Standard Life PLC	723,905	4,311,485
Tate & Lyle PLC	144,781	1,939,928
Tesco PLC	2,464,631	13,648,308
Tullow Oil PLC	278,382	3,942,147
UBM PLC	75,465	819,927
Unilever PLC	370,058	15,212,380
United Utilities Group PLC	212,979	2,368,691
Vodafone Group PLC	15,062,814	59,126,211
Weir Group PLC (The)	65,403	2,309,460
Whitbread PLC	54,782	3,403,381
William Hill PLC	266,084	1,771,179
Wm Morrison Supermarkets PLC	719,433	3,109,972
Wolseley PLC	81,683	4,633,593
WPP PLC	409,747	9,365,273

		877,026,063
UNITED STATES — 0.00%
Perrigo Co. PLC	1	30

		30

TOTAL COMMON STOCKS (Cost: $2,440,307,908)		2,603,928,904

PREFERRED STOCKS — 0.89%

GERMANY — 0.89%
Henkel AG & Co. KGaA	54,223	6,299,353
Porsche Automobil Holding SE	46,956	4,895,428

Security	Shares	Value

Volkswagen AG	44,161	$12,422,860

		23,617,641

TOTAL PREFERRED STOCKS (Cost: $17,814,883)		23,617,641

RIGHTS — 0.01%

SPAIN — 0.01%
Repsol SAa	255,463	174,600

		174,600

TOTAL RIGHTS (Cost: $167,022)		174,600

SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	7,601,622	7,601,622
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	445,251	445,251
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,806,500	2,806,500

		10,853,373

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,853,373)		10,853,373

TOTAL INVESTMENTS IN SECURITIES — 100.08% (Cost: $2,469,143,186)		2,638,574,518
Other Assets, Less Liabilities — (0.08)%		(2,190,445)

NET ASSETS — 100.00%		$2,636,384,073

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

90

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL 100 ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.63%

AUSTRALIA — 1.39%
BHP Billiton Ltd.	547,560	$18,610,327
Westfield Group	333,315	3,008,839

		21,619,166
FINLAND — 0.33%
Nokia OYJ[a]	641,925	5,148,024

		5,148,024
FRANCE — 7.26%
AXA SA	318,330	8,864,968
Carrefour SA	106,515	4,228,510
Compagnie de Saint-Gobain	78,570	4,327,913
GDF Suez	259,605	6,115,268
L’Oreal SA	42,525	7,482,876
LVMH Moet Hennessy Louis Vuitton SA	46,980	8,584,003
Orange	394,875	4,897,060
Sanofi	206,955	21,992,583
Schneider Electric SA	95,985	8,385,442
Societe Generale	136,890	7,963,853
Total SA	404,595	24,825,986
Vivendi SA	215,460	5,686,985

		113,355,447
GERMANY — 7.57%
Allianz SE Registered	77,760	13,966,918
BASF SE	156,735	16,735,741
Bayer AG Registered	141,750	19,913,317
Daimler AG Registered	170,100	14,743,081
Deutsche Bank AG Registered	174,150	8,320,957
Deutsche Telekom AG Registered	513,945	8,802,805
E.ON SE	342,225	6,326,095
Muenchener Rueckversicherungs-Gesellschaft AG Registered	27,540	6,077,489
RWE AG	83,835	3,073,420
Siemens AG Registered	135,270	18,507,182
Volkswagen AG	6,075	1,648,259

		118,115,264
JAPAN — 4.92%
Bridgestone Corp.	121,500	4,600,828
Canon Inc.	202,550	6,417,311
FUJIFILM Holdings Corp.	81,000	2,297,331
Honda Motor Co. Ltd.	309,100	12,733,961
Nissan Motor Co. Ltd.	445,500	3,746,939
Panasonic Corp.	405,000	4,716,426
Seven & I Holdings Co. Ltd.	135,920	5,405,505
Sony Corp.	169,400	2,943,004
Toshiba Corp.	715,400	3,008,485
Toyota Motor Corp.	506,900	30,962,352

		76,832,142

Security	Shares	Value

NETHERLANDS — 1.91%
AEGON NV	325,620	$3,078,897
ING Groep NV CVA[a]	652,455	9,080,405
Koninklijke Philips NV	160,380	5,888,426
Unilever NV CVA	292,410	11,795,665

		29,843,393
SOUTH KOREA — 1.73%
Samsung Electronics Co. Ltd. SP GDR[b]	41,310	26,975,430

		26,975,430
SPAIN — 2.85%
Banco Bilbao Vizcaya Argentaria SA	989,010	12,194,387
Banco Santander SA	1,961,010	17,580,336
Repsol SA	139,725	3,527,223
Telefonica SA	689,715	11,247,894

		44,549,840
SWEDEN — 0.41%
Telefonaktiebolaget LM Ericsson Class B	521,640	6,375,726

		6,375,726
SWITZERLAND — 7.13%
ABB Ltd. Registered	364,095	9,612,583
Credit Suisse Group AG Registered	238,140	7,302,049
Nestle SA Registered	550,395	40,412,429
Novartis AG Registered	462,105	36,995,419
Swiss Re AG	57,915	5,343,145
UBS AG Registered	615,195	11,704,165

		111,369,790
UNITED KINGDOM — 15.42%
Anglo American PLC	238,950	5,224,041
AstraZeneca PLC	213,840	12,659,887
Aviva PLC	497,745	3,707,280
Barclays PLC	2,583,495	11,636,498
BP PLC	3,197,475	25,846,222
Diageo PLC	426,870	14,140,059
GlaxoSmithKline PLC	837,945	22,365,129
HSBC Holdings PLC	3,180,870	34,897,301
National Grid PLC	658,530	8,594,634
Prudential PLC	435,375	9,662,597
Rio Tinto PLC	209,385	11,823,930
Royal Dutch Shell PLC Class A	659,745	23,635,142
Royal Dutch Shell PLC Class B	424,440	16,027,905
Standard Chartered PLC	333,315	7,507,915
Vodafone Group PLC	8,393,220	32,945,989

		240,674,529
UNITED STATES — 48.71%
3M Co.	109,350	15,336,338
Bristol-Myers Squibb Co.	281,475	14,960,396
Caterpillar Inc.	108,540	9,856,517
Chevron Corp.	328,455	41,027,314
Citigroup Inc.	517,995	26,992,720

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

December 31, 2013

Security	Shares	Value

Coca-Cola Co. (The)	649,215	$26,819,072
Colgate-Palmolive Co.	150,255	9,798,129
Dow Chemical Co. (The)	208,170	9,242,748
E.I. du Pont de Nemours and Co.	158,760	10,314,637
EMC Corp.	351,135	8,831,045
Exxon Mobil Corp.	746,415	75,537,198
Ford Motor Co.	673,920	10,398,586
General Electric Co.	1,728,540	48,450,976
Goldman Sachs Group Inc. (The)	72,090	12,778,673
Hewlett-Packard Co.	327,645	9,167,507
Intel Corp.	848,880	22,036,925
International Business Machines Corp.	174,555	32,741,281
J.P. Morgan Chase & Co.	642,330	37,563,458
Johnson & Johnson	481,950	44,141,801
Kimberly-Clark Corp.	65,610	6,853,621
Marsh & McLennan Companies Inc.	92,745	4,485,148
McDonald’s Corp.	169,695	16,465,506
Merck & Co. Inc.	500,175	25,033,759
Microsoft Corp.	1,297,620	48,569,917
Morgan Stanley	236,520	7,417,267
Nike Inc. Class B	127,170	10,000,649
PepsiCo Inc.	261,630	21,699,592
Pfizer Inc.	1,107,675	33,928,085
Philip Morris International Inc.	273,780	23,854,451
Procter & Gamble Co. (The)	464,535	37,817,794
Texas Instruments Inc.	187,110	8,216,000
Twenty-First Century Fox Inc. Class A	334,935	11,783,013
United Technologies Corp.	144,585	16,453,773
Wal-Mart Stores Inc.	276,210	21,734,965

		760,308,861

TOTAL COMMON STOCKS (Cost: $1,387,078,570)		1,555,167,612

RIGHTS — 0.01%

SPAIN — 0.01%
Repsol SAa	138,690	94,789

		94,789

TOTAL RIGHTS (Cost: $90,676)		94,789

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	770,733	$770,733

		770,733

TOTAL SHORT-TERM INVESTMENTS (Cost: $770,733)		770,733

TOTAL INVESTMENTS IN SECURITIES — 99.69% (Cost: $1,387,939,979)		1,556,033,134
Other Assets, Less Liabilities — 0.31%		4,897,090

NET ASSETS — 100.00%		$1,560,930,224

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

92

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL CLEAN ENERGY ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 92.96%

AUSTRIA — 2.48%
Verbund AG	54,315	$1,161,194

		1,161,194
CHILE — 5.13%
Empresa Nacional de Electricidad SA SP ADR	53,820	2,399,296

		2,399,296
CHINA — 24.26%
China Datang Corp. Renewable Power Co. Ltd. Class H	1,935,000	409,273
China Everbright International Ltd.	1,810,000	2,423,060
China Longyuan Power Group Corp. Ltd. Class H	2,025,000	2,609,028
Dongfang Electric Corp. Ltd. Class H	288,000	505,149
GCL-Poly Energy Holdings Ltd.[a]	6,615,000	2,047,525
Hanergy Solar Group Ltd.[a]	8,820,000	898,636
Huaneng Renewables Corp. Class H	2,340,000	1,122,657
Trina Solar Ltd. SP ADR[a,b]	62,865	859,365
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	92,070	464,953

		11,339,646
DENMARK — 5.63%
Vestas Wind Systems A/Sa	88,920	2,631,090

		2,631,090
ITALY — 5.41%
Enel Green Power SpA	1,001,700	2,527,315

		2,527,315
JAPAN — 22.00%
Electric Power Development Co. Ltd.	69,500	2,026,711
Hokuriku Electric Power Co.	162,000	2,199,458
Kansai Electric Power Co. Inc. (The)[a]	175,500	2,018,739
Kyushu Electric Power Co. Inc.[a]	157,500	2,010,989
Tohoku Electric Power Co. Inc.[a]	180,000	2,025,974

		10,281,871
NEW ZEALAND — 2.11%
Mighty River Power Ltd.	561,420	984,223

		984,223
NORWAY — 1.43%
REC Silicon ASA[a]	1,665,000	670,188

		670,188
PORTUGAL — 1.89%
EDP Renovaveis SAa	166,140	883,908

		883,908

Security	Shares	Value

SPAIN — 3.72%
Gamesa Corporacion Tecnologica SAa	166,500	$1,739,069

		1,739,069
UNITED STATES — 18.90%
Covanta Holding Corp.	108,135	1,919,396
First Solar Inc.[a]	55,080	3,009,571
GT Advanced Technologies Inc.[a,b]	105,075	916,254
Solarcity Corp.[a]	27,720	1,575,051
Solazyme Inc.[a,b]	37,935	413,112
SunPower Corp.[a,b]	33,615	1,002,063

		8,835,447

TOTAL COMMON STOCKS (Cost: $36,678,124)		43,453,247

PREFERRED STOCKS — 6.64%

BRAZIL — 6.64%
Companhia Energetica de Minas Gerais SP ADR	256,950	2,001,640
Companhia Paranaense de Energia Class B SP ADR[b]	83,790	1,101,001

		3,102,641

TOTAL PREFERRED STOCKS (Cost: $3,700,568)		3,102,641

SHORT-TERM INVESTMENTS — 16.52%

MONEY MARKET FUNDS — 16.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	7,179,832	7,179,832
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	420,545	420,545
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	122,973	122,973

		7,723,350

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,723,350)		7,723,350

TOTAL INVESTMENTS IN SECURITIES — 116.12% (Cost: $48,102,042)		54,279,238
Other Assets, Less Liabilities — (16.12)%		(7,534,346)

NET ASSETS — 100.00%		$46,744,892

SP ADR — Sponsored American Depositary Receipts

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

December 31, 2013

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

94

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.08%

AUSTRALIA — 0.28%
Crown Resorts Ltd.	46,260	$697,362

		697,362
CANADA — 1.98%
Canadian Tire Corp. Ltd. Class A NVS	6,480	606,772
Gildan Activewear Inc.	8,280	441,158
Magna International Inc. Class A	17,100	1,401,798
Shaw Communications Inc. Class B	30,360	738,641
Thomson Reuters Corp.	27,120	1,025,328
Tim Hortons Inc.	12,960	756,132

		4,969,829
FINLAND — 0.19%
Nokian Renkaat OYJ	10,080	484,335

		484,335
FRANCE — 5.00%
Accor SA	12,660	598,358
Christian Dior SA	3,540	669,985
Compagnie Generale des Etablissements Michelin Class B	13,380	1,424,256
Hermes International SCA	840	304,995
Kering	5,100	1,079,782
Lagardere SCA	6,600	245,733
LVMH Moet Hennessy Louis Vuitton SA	19,020	3,475,260
PSA Peugeot Citroen SAa	17,580	228,629
Publicis Groupe SA	10,680	978,794
Renault SA	15,060	1,212,950
SES SA Class A FDR	31,560	1,023,275
Sodexo	6,660	675,805
Valeo SA	5,880	651,671

		12,569,493
GERMANY — 4.92%
Adidas AG	14,220	1,815,229
Bayerische Motoren Werke AG	23,340	2,740,790
Continental AG	7,020	1,541,909
Daimler AG Registered	67,560	5,855,629
Volkswagen AG	1,560	423,257

		12,376,814
GREECE — 0.08%
OPAP SA	14,346	191,157

		191,157
HONG KONG — 1.97%
Galaxy Entertainment Group Ltd.[a]	180,000	1,614,573
Li & Fung Ltd.	600,000	773,819
Michael Kors Holdings Ltd.[a]	12,240	993,766
Sands China Ltd.	192,000	1,568,686

		4,950,844

Security	Shares	Value

ITALY — 0.58%
Fiat SpA[a]	66,540	$545,090
Luxottica Group SpA	7,320	392,873
Mediaset SpA[a]	34,560	164,105
Pirelli & C. SpA	20,940	362,986

		1,465,054
JAPAN — 14.17%
Aisin Seiki Co. Ltd.	18,000	731,269
Bridgestone Corp.	48,000	1,817,611
Denso Corp.	36,000	1,900,956
Dentsu Inc.	18,000	736,406
Fast Retailing Co. Ltd.	3,900	1,610,390
Fuji Heavy Industries Ltd.	48,000	1,376,909
Honda Motor Co. Ltd.	126,000	5,190,809
Isuzu Motors Ltd.	120,000	746,682
Nikon Corp.	30,000	573,427
Nissan Motor Co. Ltd.	186,000	1,564,378
Nitori Holdings Co. Ltd.	3,000	284,573
Oriental Land Co. Ltd.	3,500	505,161
Panasonic Corp.	156,000	1,816,698
Sega Sammy Holdings Inc.	12,000	305,637
Sekisui House Ltd.	36,600	511,888
Sharp Corp.[a]	120,000	381,333
Sony Corp.	72,000	1,250,863
Suzuki Motor Corp.	30,000	807,193
Toyota Industries Corp.	18,000	812,616
Toyota Motor Corp.	204,000	12,460,682
Yamada Denki Co. Ltd.	78,000	255,288

		35,640,769
MEXICO — 0.40%
Grupo Televisa SAB de CV CPO	168,000	1,009,502

		1,009,502
NETHERLANDS — 0.58%
Reed Elsevier NV	41,460	879,799
Wolters Kluwer NV	20,400	583,145

		1,462,944
SOUTH KOREA — 0.87%
Hyundai Motor Co. NVS SP GDR[b]	22,740	1,341,660
Hyundai Motor Co. SP GDR[a]	7,549	845,851

		2,187,511
SPAIN — 1.03%
Industria de Diseno Textil SA	15,780	2,604,936

		2,604,936
SWEDEN —1.50%
Electrolux AB Class B	22,920	601,317

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2013

Security	Shares	Value

Hennes & Mauritz AB Class B	69,060	$3,184,937

		3,786,254
SWITZERLAND — 1.96%
Compagnie Financiere Richemont SA Class A Bearer	35,350	3,529,634
Swatch Group AG (The) Bearer	2,100	1,391,972

		4,921,606
UNITED KINGDOM — 6.45%
British Sky Broadcasting Group PLC	69,900	977,114
Burberry Group PLC	31,620	793,938
Carnival PLC	16,380	678,505
Compass Group PLC	127,680	2,047,028
Daily Mail & General Trust PLC Class A NVS	16,680	265,350
GKN PLC	133,320	824,288
InterContinental Hotels Group PLC	21,120	704,147
ITV PLC	211,800	680,540
Kingfisher PLC	168,600	1,074,250
Ladbrokes PLC	69,780	206,760
Marks & Spencer Group PLC	109,260	782,841
Next PLC	11,100	1,001,948
Pearson PLC	58,680	1,303,300
Persimmon PLC	20,040	411,239
Reed Elsevier PLC	77,880	1,159,608
UBM PLC	15,780	171,450
Whitbread PLC	12,180	756,693
William Hill PLC	58,320	388,205
WPP PLC	87,960	2,010,434

		16,237,638
UNITED STATES — 56.12%
Amazon.com Inc.[a]	25,200	10,049,508
AutoNation Inc.[a,c]	3,960	196,772
AutoZone Inc.[a,c]	2,580	1,233,085
Bed Bath & Beyond Inc.[a]	15,000	1,204,500
Best Buy Co. Inc.	18,240	727,411
BorgWarner Inc.	16,320	912,451
Cablevision NY Group Class A	14,280	256,040
CarMax Inc.[a]	14,760	694,015
Carnival Corp.	31,080	1,248,484
CBS Corp. Class B NVS	36,960	2,355,830
Chipotle Mexican Grill Inc.[a,c]	2,040	1,086,871
Coach Inc.	19,740	1,108,006
Comcast Corp. Class A	178,200	9,260,163
D.R. Horton Inc.	19,500	435,240
Darden Restaurants Inc.	9,780	531,739
Delphi Automotive PLC	20,160	1,212,221
DIRECTV[a]	34,680	2,396,041
Discovery Communications Inc. Series Aa	15,540	1,405,127
Dollar General Corp.[a]	20,880	1,259,482
Dollar Tree Inc.[a]	15,000	846,300
Expedia Inc.	7,260	505,732
Family Dollar Stores Inc.	7,140	463,886
Ford Motor Co.	273,900	4,226,277
Fossil Group Inc.[a]	3,240	388,606
GameStop Corp. Class A	7,020	345,805
Gannett Co. Inc.	13,980	413,528
Gap Inc. (The)	18,420	719,854
Garmin Ltd.	8,340	385,475
General Motors Co.[a]	77,400	3,163,338

Security	Shares	Value

Genuine Parts Co.	10,080	$838,555
Goodyear Tire & Rubber Co. (The)	19,200	457,920
Graham Holdings Co. Class B	120	79,598
H&R Block Inc.	16,080	466,963
Harley-Davidson Inc.	16,500	1,142,460
Harman International Industries Inc.	4,740	387,969
Hasbro Inc.	8,460	465,385
Home Depot Inc. (The)	97,140	7,998,508
International Game Technology	16,020	290,923
Interpublic Group of Companies Inc. (The)	25,860	457,722
Johnson Controls Inc.	47,820	2,453,166
Kohl’s Corp.	14,400	817,200
L Brands Inc.	16,740	1,035,369
Leggett & Platt Inc.	10,020	310,019
Lennar Corp. Class A	11,760	465,226
Lowe’s Companies Inc.	71,640	3,549,762
Macy’s Inc.	26,100	1,393,740
Marriott International Inc. Class A	17,340	855,902
Mattel Inc.	24,240	1,153,339
McDonald’s Corp.	70,200	6,811,506
Mohawk Industries Inc.[a]	3,660	544,974
Netflix Inc.[a]	3,960	1,457,953
Newell Rubbermaid Inc.	19,440	630,050
News Corp. Class A NVS[a]	33,600	605,472
Nike Inc. Class B	50,160	3,944,582
Nordstrom Inc.	10,800	667,440
O’Reilly Automotive Inc.[a]	7,260	934,435
Omnicom Group Inc.	17,220	1,280,651
PetSmart Inc.	7,500	545,625
Priceline.com Inc.[a,c]	3,480	4,045,152
PulteGroup Inc.	22,500	458,325
PVH Corp.	5,400	734,508
Ralph Lauren Corp.	4,320	762,782
Ross Stores Inc.	15,000	1,123,950
Scripps Networks Interactive Inc. Class A	5,460	471,799
Staples Inc.	45,420	721,724
Starbucks Corp.	51,060	4,002,593
Starwood Hotels & Resorts Worldwide Inc.	14,160	1,125,012
Target Corp.	45,000	2,847,150
Tiffany & Co.	8,400	779,352
Time Warner Cable Inc.	19,260	2,609,730
Time Warner Inc.	61,320	4,275,230
TJX Companies Inc. (The)	48,660	3,101,102
TripAdvisor Inc.[a,c]	7,380	611,285
Twenty-First Century Fox Inc. Class A	133,980	4,713,417
Urban Outfitters Inc.[a]	8,100	300,510
VF Corp.	23,520	1,466,237
Viacom Inc. Class B NVS	28,140	2,457,748
Walt Disney Co. (The)	112,140	8,567,496
Whirlpool Corp.	5,280	828,221
Wyndham Worldwide Corp.	8,820	649,946
Wynn Resorts Ltd.	5,820	1,130,302
Yum! Brands Inc.	30,960	2,340,886

		141,198,658

TOTAL COMMON STOCKS (Cost: $198,890,225)		246,754,706

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2013

Security	Shares	Value

PREFERRED STOCKS — 1.68%

GERMANY — 1.68%
Porsche Automobil Holding SE	10,980	$1,144,727
Volkswagen AG	10,920	3,071,888

		4,216,615

TOTAL PREFERRED STOCKS (Cost: $3,179,681)		4,216,615

SHORT-TERM INVESTMENTS — 1.39%

MONEY MARKET FUNDS — 1.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	3,176,820	3,176,820
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	186,076	186,076
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	129,276	129,276

		3,492,172

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,492,172)		3,492,172

TOTAL INVESTMENTS IN SECURITIES — 101.15% (Cost: $205,562,078)		254,463,493
Other Assets, Less Liabilities — (1.15)%		(2,886,025)

NET ASSETS — 100.00%		$251,577,468

CPO — Certificates of Participation (Ordinary)

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

97

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL CONSUMER STAPLES ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.02%

AUSTRALIA — 2.83%
Coca-Cola Amatil Ltd.	112,500	$1,210,796
Wesfarmers Ltd.	237,300	9,349,708
Woolworths Ltd.	259,350	7,854,127

		18,414,631
BELGIUM — 3.06%
Anheuser-Busch InBev NV	166,050	17,677,746
Colruyt SA	14,100	788,432
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	24,311	1,447,171

		19,913,349
BRAZIL — 1.50%
AMBEV SA SP ADR	940,350	6,911,573
BRF — Brasil Foods SA SP ADR	137,259	2,864,595

		9,776,168
CANADA — 0.95%
George Weston Ltd.	9,000	656,471
Loblaw Companies Ltd.[a]	21,150	843,611
Metro Inc. Class A	19,200	1,172,781
Saputo Inc.	26,550	1,209,181
Shoppers Drug Mart Corp.	41,400	2,267,356

		6,149,400
CHILE — 0.14%
Cencosud SA SP ADR[a]	85,693	933,197

		933,197
CHINA — 0.33%
Want Want China Holdings Ltd.[a]	1,500,000	2,166,693

		2,166,693
DENMARK — 0.38%
Carlsberg A/S Class B	22,050	2,443,619

		2,443,619
FRANCE — 4.53%
Carrefour SA	135,296	5,371,079
Casino Guichard-Perrachon SA	12,382	1,429,265
Danone	122,850	8,856,787
L’Oreal SA	51,300	9,026,961
Pernod Ricard SA	41,700	4,758,303

		29,442,395
GERMANY — 0.54%
Beiersdorf AG	20,400	2,070,033
METRO AG	29,400	1,426,012

		3,496,045

Security	Shares	Value

IRELAND — 0.32%
Kerry Group PLC Class A	29,700	$2,066,718

		2,066,718
JAPAN — 5.38%
AEON Co. Ltd.	165,017	2,237,279
Ajinomoto Co. Inc.	150,000	2,172,114
Asahi Group Holdings Ltd.	98,798	2,786,140
Japan Tobacco Inc.	240,100	7,812,587
Kao Corp.	105,000	3,306,693
Kirin Holdings Co. Ltd.	194,596	2,801,235
Lawson Inc.	15,000	1,123,163
Nippon Meat Packers Inc.	37,000	635,764
Nissin Foods Holdings Co. Ltd.	17,500	739,261
Seven & I Holdings Co. Ltd.	165,037	6,563,481
Shiseido Co. Ltd.	81,700	1,314,445
Unicharm Corp.	31,400	1,792,493
Yakult Honsha Co. Ltd.	33,020	1,668,200

		34,952,855
MEXICO — 1.04%
Fomento Economico Mexicano SAB de CV BD Units	405,009	3,908,723
Wal-Mart de Mexico SAB de CV Series V	1,102,310	2,883,463

		6,792,186
NETHERLANDS — 3.27%
Heineken NV	44,250	2,992,617
Koninklijke Ahold NV	219,300	3,943,506
Unilever NV CVA	355,200	14,328,580

		21,264,703
NORWAY — 0.20%
Orkla ASA	170,100	1,326,740

		1,326,740
SOUTH KOREA — 0.16%
KT&G Corp. Class A SP GDR[b,c]	28,532	1,007,075

		1,007,075
SPAIN — 0.18%
Distribuidora Internacional de Alimentacion SA	128,700	1,152,724

		1,152,724
SWEDEN — 0.82%
Svenska Cellulosa AB Class B	128,550	3,963,021
Swedish Match AB	42,900	1,380,661

		5,343,682

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

December 31, 2013

Security	Shares	Value

SWITZERLAND — 7.53%
Nestle SA Registered	666,750	$48,955,726

		48,955,726
UNITED KINGDOM — 14.55%
Associated British Foods PLC	72,900	2,952,106
British American Tobacco PLC	401,700	21,542,905
Diageo PLC	517,200	17,132,238
Imperial Tobacco Group PLC	205,050	7,940,171
J Sainsbury PLC	269,700	1,630,420
Reckitt Benckiser Group PLC	135,300	10,740,656
SABMiller PLC	191,250	9,822,653
Tate & Lyle PLC	96,450	1,292,339
Tesco PLC	1,658,250	9,182,838
Unilever PLC	249,150	10,242,082
Wm Morrison Supermarkets PLC	485,700	2,099,589

		94,577,997
UNITED STATES — 51.31%
Altria Group Inc.	414,300	15,904,977
Archer-Daniels-Midland Co.	136,500	5,924,100
Beam Inc.	33,450	2,276,607
Brown-Forman Corp. Class B NVS	33,450	2,527,817
Campbell Soup Co.	37,350	1,616,508
Clorox Co. (The)	27,150	2,518,434
Coca-Cola Co. (The)	788,250	32,562,607
Coca-Cola Enterprises Inc.	51,750	2,283,728
Colgate-Palmolive Co.	182,400	11,894,304
ConAgra Foods Inc.	87,750	2,957,175
Constellation Brands Inc. Class Ab	34,200	2,406,996
Costco Wholesale Corp.	90,150	10,728,751
CVS Caremark Corp.	253,650	18,153,730
Dr Pepper Snapple Group Inc.	42,300	2,060,856
Estee Lauder Companies Inc. (The) Class A	52,800	3,976,896
General Mills Inc.	132,900	6,633,039
Hershey Co. (The)	31,050	3,018,992
Hormel Foods Corp.	27,450	1,239,917
J.M. Smucker Co. (The)	21,750	2,253,735
Kellogg Co.	53,550	3,270,299
Kimberly-Clark Corp.	79,200	8,273,232
Kraft Foods Group Inc.	123,450	6,656,424
Kroger Co. (The)	106,500	4,209,945
Lorillard Inc.	77,400	3,922,632
McCormick & Co. Inc. NVS	27,450	1,891,854
Mead Johnson Nutrition Co. Class A	41,850	3,505,356
Molson Coors Brewing Co. Class B NVS	32,700	1,836,105
Mondelez International Inc. Class A	368,400	13,004,520
Monster Beverage Corp.[a,b]	28,200	1,911,114
PepsiCo Inc.	318,900	26,449,566
Philip Morris International Inc.	334,800	29,171,124
Procter & Gamble Co. (The)	566,250	46,098,412
Reynolds American Inc.	65,550	3,276,844
Safeway Inc.	51,340	1,672,144
Sysco Corp.	121,650	4,391,565
Tyson Foods Inc. Class A	57,750	1,932,315
Wal-Mart Stores Inc.	336,150	26,451,643
Walgreen Co.	179,700	10,321,968
Whole Foods Market Inc.	76,800	4,441,344

		333,627,575

Security	Shares	Value

TOTAL COMMON STOCKS (Cost: $541,066,378)		$643,803,478

PREFERRED STOCKS — 0.66%

GERMANY — 0.66%
Henkel AG & Co. KGaA	36,900	4,286,855

		4,286,855

TOTAL PREFERRED STOCKS (Cost: $2,727,296)		4,286,855

SHORT-TERM INVESTMENTS — 0.55%

MONEY MARKET FUNDS — 0.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	2,646,614	2,646,614
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	155,021	155,021
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	774,544	774,544

		3,576,179

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,576,179)		3,576,179

TOTAL INVESTMENTS IN SECURITIES — 100.23% (Cost: $547,369,853)		651,666,512
Other Assets, Less Liabilities — (0.23)%		(1,477,873)

NET ASSETS — 100.00%		$650,188,639

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

99

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL ENERGY ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.95%

AUSTRALIA — 2.01%
Oil Search Ltd.	378,981	$2,749,738
Origin Energy Ltd.	367,812	4,629,914
Santos Ltd.	322,371	4,219,425
Woodside Petroleum Ltd.	206,703	7,193,651
WorleyParsons Ltd.	73,899	1,097,488

		19,890,216
AUSTRIA — 0.23%
OMV AG	48,042	2,303,079

		2,303,079
CANADA — 9.09%
ARC Resources Ltd.	104,652	2,912,527
Cameco Corp.	131,886	2,735,781
Canadian Natural Resources Ltd.	356,337	12,053,413
Canadian Oil Sands Ltd.	160,956	3,026,730
Cenovus Energy Inc.	249,696	7,144,243
Crescent Point Energy Corp.	130,356	5,060,880
Enbridge Inc.	272,340	11,895,811
Encana Corp.	243,423	4,394,215
Enerplus Corp.	67,779	1,231,186
Husky Energy Inc.	98,532	3,125,203
Imperial Oil Ltd.	84,915	3,759,437
Penn West Petroleum Ltd.	163,404	1,364,135
Suncor Energy Inc.	487,611	17,090,479
Talisman Energy Inc.	315,333	3,665,282
TransCanada Corp.	232,866	10,638,415

		90,097,737
CHINA — 2.49%
China Petroleum & Chemical Corp. Class H	8,568,400	6,995,063
CNOOC Ltd.	5,355,000	9,958,936
PetroChina Co. Ltd. Class H	7,038,000	7,715,364

		24,669,363
COLOMBIA — 0.34%
Ecopetrol SA SP ADR[a]	86,904	3,341,459

		3,341,459
FRANCE — 5.13%
Technip SA	35,343	3,402,243
Total SA	773,262	47,447,427

		50,849,670
ITALY — 2.70%
Eni SpA	897,345	21,626,317
Saipem SpA	83,691	1,794,410
Tenaris SA	155,142	3,394,792

		26,815,519

Security	Shares	Value

JAPAN — 0.90%
INPEX Corp.	367,200	$4,709,439
JX Holdings Inc.	826,220	4,252,747

		8,962,186
NORWAY — 1.56%
Seadrill Ltd.	120,564	4,920,452
Statoil ASA	356,184	8,630,352
Subsea 7 SA	98,073	1,876,802

		15,427,606
PORTUGAL — 0.12%
Galp Energia SGPS SA Class B	74,664	1,225,853

		1,225,853
SPAIN — 0.68%
Repsol SA	268,209	6,770,677

		6,770,677
UNITED KINGDOM — 18.10%
AMEC PLC	106,488	1,918,913
BG Group PLC	1,116,135	23,985,550
BP PLC	6,132,699	49,572,584
Glencore Xstrata PLC	3,616,920	18,732,355
Nobel Corp. PLC	82,620	3,095,772
Petrofac Ltd.	86,925	1,762,186
Royal Dutch Shell PLC Class A	1,265,310	45,329,304
Royal Dutch Shell PLC Class B	813,501	30,719,810
Tullow Oil PLC	304,623	4,313,744

		179,430,218
UNITED STATES — 55.60%
Anadarko Petroleum Corp.	164,475	13,046,157
Apache Corp.	130,203	11,189,646
Baker Hughes Inc.	144,738	7,998,222
Cabot Oil & Gas Corp.	138,618	5,372,834
Cameron International Corp.[b]	77,877	4,636,018
Chesapeake Energy Corp.	165,240	4,484,614
Chevron Corp.	628,524	78,508,933
ConocoPhillips	399,483	28,223,474
CONSOL Energy Inc.	75,582	2,875,139
Denbury Resources Inc.[b]	120,411	1,978,353
Devon Energy Corp.	124,848	7,724,346
Diamond Offshore Drilling Inc.	22,950	1,306,314
Ensco PLC Class A	75,888	4,339,276
EOG Resources Inc.	89,352	14,996,840
EQT Corp.	49,725	4,464,310
Exxon Mobil Corp.	1,428,255	144,539,406
FMC Technologies Inc.[a,b]	77,724	4,057,970
Halliburton Co.	277,083	14,061,962
Helmerich & Payne Inc.	35,037	2,945,911
Hess Corp.	93,024	7,720,992
Kinder Morgan Inc.	221,391	7,970,076
Marathon Oil Corp.	227,664	8,036,539
Marathon Petroleum Corp.	98,532	9,038,340
Murphy Oil Corp.	57,528	3,732,417
Nabors Industries Ltd.[a]	84,609	1,437,507

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

December 31, 2013

Security	Shares	Value

National Oilwell Varco Inc.	139,689	$11,109,466
Newfield Exploration Co.[a,b]	45,135	1,111,675
Noble Energy Inc.	117,657	8,013,618
Occidental Petroleum Corp.	263,619	25,070,167
Peabody Energy Corp.	88,893	1,736,080
Phillips 66	195,840	15,105,139
Pioneer Natural Resources Co.	46,665	8,589,626
QEP Resources Inc.	58,905	1,805,438
Range Resources Corp.	53,856	4,540,599
Rowan Companies PLC Class Ab	41,310	1,460,722
Schlumberger Ltd.	430,236	38,768,566
Southwestern Energy Co.[a,b]	115,209	4,531,170
Spectra Energy Corp.	219,861	7,831,449
Tesoro Corp.	43,605	2,550,892
Transocean Ltd.	111,078	5,489,475
Valero Energy Corp.	176,409	8,891,014
Williams Companies Inc. (The)	224,145	8,645,273
WPX Energy Inc.[a,b]	66,708	1,359,509

		551,295,474

TOTAL COMMON STOCKS (Cost: $908,032,907)		981,079,057

PREFERRED STOCKS — 1.01%

BRAZIL — 1.01%
Petroleo Brasileiro SA SP ADR	682,686	10,028,657

		10,028,657

TOTAL PREFERRED STOCKS (Cost: $22,768,955)		10,028,657

RIGHTS — 0.02%

SPAIN — 0.02%
Repsol SAb	275,506	188,298

		188,298

TOTAL RIGHTS (Cost: $180,126)		188,298

SHORT-TERM INVESTMENTS — 1.07%

MONEY MARKET FUNDS — 1.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	8,993,607	8,993,607
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	526,784	526,784

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,071,422	$1,071,422

		10,591,813

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,591,813)		10,591,813

TOTAL INVESTMENTS IN SECURITIES — 101.05% (Cost: $941,573,801)		1,001,887,825
Other Assets, Less Liabilities — (1.05)%		(10,402,508)

NET ASSETS — 100.00%		$991,485,317

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

101

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.69%

AUSTRALIA — 7.56%
AMP Ltd.	154,323	$606,105
ASX Ltd.	10,643	350,020
Australia and New Zealand Banking Group Ltd.	140,049	4,038,251
BGP Holdings PLC[a,b]	608,993	8
CFS Retail Property Trust Group	105,417	183,436
Commonwealth Bank of Australia	82,134	5,716,834
Dexus Property Group	221,715	199,349
Goodman Group	71,487	302,511
GPT Group	73,242	222,788
Insurance Australia Group Ltd.	106,002	551,938
Lend Lease Group	23,049	229,716
Macquarie Group Ltd.	16,124	792,943
Mirvac Group	168,480	253,227
National Australia Bank Ltd.	119,574	3,726,003
QBE Insurance Group Ltd.	62,127	639,748
Stockland Corp. Ltd.	109,746	354,445
Suncorp Group Ltd.	65,520	767,889
Sydney Airport	17,374	59,066
Westfield Group	97,695	881,894
Westfield Retail Trust	142,272	378,032
Westpac Banking Corp.	158,067	4,579,004

		24,833,207
AUSTRIA — 0.17%
Erste Group Bank AG	15,912	555,384

		555,384
BELGIUM — 0.48%
Ageas	11,232	479,017
Groupe Bruxelles Lambert SA	4,212	387,296
KBC Groep NV	12,402	704,935

		1,571,248
BRAZIL — 0.19%
Banco do Brasil SA SP ADR	59,700	619,865

		619,865
CANADA — 6.80%
Bank of Montreal	33,345	2,222,268
Bank of Nova Scotia	61,074	3,818,490
Brookfield Asset Management Inc. Class A	27,027	1,048,520
Canadian Imperial Bank of Commerce	20,709	1,768,208
Manulife Financial Corp.	93,015	1,834,912
National Bank of Canada	8,424	700,798
Power Corp. of Canada	17,433	524,221
Royal Bank of Canada	73,125	4,914,688
Sun Life Financial Inc.	30,537	1,078,351
Toronto-Dominion Bank (The)	46,917	4,420,575

		22,331,031

Security	Shares	Value

CHILE — 0.15%
Banco de Chile SP ADR[c]	2,223	$195,179
Banco Santander (Chile) SA SP ADR[c]	12,519	295,073

		490,252
CHINA — 2.49%
China Construction Bank Corp. Class H	4,212,720	3,178,386
China Life Insurance Co. Ltd. Class H	351,000	1,097,759
Industrial and Commercial Bank of China Ltd. Class H	4,212,000	2,846,478
Ping An Insurance (Group) Co. of China Ltd. Class H	117,000	1,047,964

		8,170,587
COLOMBIA — 0.10%
Bancolombia SA SP ADR	7,020	344,120

		344,120
DENMARK — 0.27%
Danske Bank A/Sa	38,727	889,832

		889,832
FINLAND — 0.36%
Sampo OYJ Class A	24,102	1,186,309

		1,186,309
FRANCE — 3.37%
AXA SA	93,834	2,613,123
BNP Paribas SA	52,650	4,109,903
Credit Agricole SAa	54,873	703,572
Societe Generale	40,365	2,348,316
Unibail-Rodamco SE	5,031	1,291,171

		11,066,085
GERMANY — 3.07%
Allianz SE Registered	23,166	4,160,978
Commerzbank AGa	48,672	785,361
Deutsche Bank AG Registered	52,065	2,487,687
Deutsche Boerse AG	9,945	824,963
Muenchener Rueckversicherungs-Gesellschaft AG Registered	8,307	1,833,177

		10,092,166
GREECE — 0.02%
National Bank of Greece SA SP ADR[c]	14,157	79,279

		79,279
HONG KONG — 2.07%
AIA Group Ltd.[d]	491,400	2,465,318
BOC Hong Kong (Holdings) Ltd.	234,000	749,947
Cheung Kong (Holdings) Ltd.	117,000	1,846,952
Hang Seng Bank Ltd.	46,800	758,699
Hong Kong Exchanges and Clearing Ltd.	58,500	975,534

		6,796,450

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2013

Security	Shares	Value

IRELAND — 0.14%
Bank of Ireland[a]	1,305,837	$453,443
Irish Bank Resolution Corp. Ltd.[a,b]	47,975	1

		453,444
ITALY — 1.88%
Assicurazioni Generali SpA	68,445	1,612,765
Banca Monte dei Paschi di Siena SpA[a]	403,533	97,531
Banco Popolare Scrl[a]	89,622	172,151
Intesa Sanpaolo SpA	699,309	1,728,721
Mediobanca SpA[a]	26,442	231,731
UniCredit SpA	273,312	2,026,163
Unione di Banche Italiane SpA	45,981	312,743

		6,181,805
JAPAN — 7.79%
Credit Saison Co. Ltd.	11,700	307,904
Dai-ichi Life Insurance Co. Ltd. (The)	46,800	782,338
Daiwa House Industry Co. Ltd.	33,000	638,933
Daiwa Securities Group Inc.	117,000	1,168,831
Mitsubishi Estate Co. Ltd.	71,000	2,124,495
Mitsubishi UFJ Financial Group Inc.	725,400	4,789,759
Mitsui Fudosan Co. Ltd.	45,000	1,620,522
Mizuho Financial Group Inc.	1,228,500	2,664,935
MS&AD Insurance Group Holdings Inc.	23,400	628,275
NKSJ Holdings Inc.	23,400	650,983
Nomura Holdings Inc.	198,900	1,530,946
ORIX Corp.	70,200	1,233,618
Resona Holdings Inc.	93,600	477,328
Shinsei Bank Ltd.	117,000	286,085
Sumitomo Mitsui Financial Group Inc.	70,200	3,620,037
Sumitomo Mitsui Trust Holdings Inc.	117,270	618,121
Sumitomo Realty & Development Co. Ltd.	25,000	1,243,994
Tokio Marine Holdings Inc.	35,100	1,173,840

		25,560,944
NETHERLANDS — 1.08%
AEGON NV	92,664	876,183
ING Groep NV CVA[a]	192,699	2,681,848

		3,558,031
NORWAY — 0.27%
DNB ASA	48,789	872,546

		872,546
PERU — 0.14%
Credicorp Ltd.	3,510	465,882

		465,882
PORTUGAL — 0.05%
Banco Espirito Santo SA Registered[a]	118,989	170,355

		170,355

Security	Shares	Value

SINGAPORE — 1.01%
DBS Group Holdings Ltd.	89,000	$1,205,370
Oversea-Chinese Banking Corp. Ltd.	117,000	945,192
United Overseas Bank Ltd.	70,000	1,177,570

		3,328,132
SOUTH KOREA — 0.50%
KB Financial Group Inc. SP ADR[a,c]	13,102	530,762
Shinhan Financial Group Co. Ltd. SP ADR[a]	24,282	1,109,687

		1,640,449
SPAIN — 3.01%
Banco Bilbao Vizcaya Argentaria SA	294,840	3,635,345
Banco de Sabadell SA	199,251	520,562
Banco Popular Espanol SAa	80,496	486,382
Banco Santander SA	583,011	5,226,658

		9,868,947
SWEDEN — 2.27%
Investment AB Kinnevik Class B	12,051	558,963
Investor AB Class B	23,751	818,375
Nordea Bank AB	161,928	2,184,639
Skandinaviska Enskilda Banken AB Class A	92,196	1,217,298
Svenska Handelsbanken AB Class A	25,974	1,277,954
Swedbank AB Class A	49,023	1,381,553

		7,438,782
SWITZERLAND — 3.30%
Baloise Holding AG Registered	2,574	328,787
Credit Suisse Group AG Registered	71,136	2,181,232
GAM Holding AGa	8,541	166,623
Julius Baer Group Ltd.[a]	11,817	569,225
Swiss Life Holding AG Registered[a]	1,404	292,372
Swiss Re AGa	17,433	1,608,340
UBS AG Registered[a]	184,041	3,501,404
Zurich Insurance Group AGa	7,488	2,176,475

		10,824,458
UNITED KINGDOM — 9.15%
3i Group PLC	47,034	299,993
Aberdeen Asset Management PLC	61,308	507,706
Aviva PLC	149,643	1,114,564
Barclays PLC	746,577	3,362,709
British Land Co. PLC	49,140	511,931
Hammerson PLC	34,983	290,861
HSBC Holdings PLC	937,170	10,281,685
Land Securities Group PLC	37,557	599,333
Legal & General Group PLC	305,370	1,126,347
Lloyds Banking Group PLC[a]	2,368,080	3,093,776
London Stock Exchange Group PLC	8,658	248,509
Man Group PLC	93,600	131,771
Old Mutual PLC	236,574	740,942
Provident Financial PLC	6,903	185,673
Prudential PLC	129,987	2,884,897
Resolution Ltd.	73,593	431,485
Royal Bank of Scotland Group PLC[a]	101,322	567,381
RSA Insurance Group PLC	180,297	272,936

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2013

Security	Shares	Value

Schroders PLC	5,265	$226,549
SEGRO PLC	33,111	183,166
Standard Chartered PLC	99,801	2,248,016
Standard Life PLC	122,850	731,679

		30,041,909
UNITED STATES — 41.00%
ACE Ltd.	17,082	1,768,499
Aflac Inc.	23,400	1,563,120
Allstate Corp. (The)	22,698	1,237,949
American Express Co.	46,917	4,256,779
American International Group Inc.	73,476	3,750,950
American Tower Corp.	19,890	1,587,620
Ameriprise Financial Inc.	9,945	1,144,172
Aon PLC	15,210	1,275,967
Apartment Investment and Management Co. Class A	7,371	190,983
Assurant Inc.	3,744	248,489
AvalonBay Communities Inc.	5,850	691,645
Bank of America Corp.	537,849	8,374,309
Bank of New York Mellon Corp. (The)	58,617	2,048,078
BB&T Corp.	34,983	1,305,566
Berkshire Hathaway Inc. Class Ba	90,909	10,778,171
BlackRock Inc.[e]	6,435	2,036,484
Boston Properties Inc.	7,722	775,057
Capital One Financial Corp.	29,601	2,267,733
CBRE Group Inc. Class Aa	13,689	360,021
Charles Schwab Corp. (The)	57,915	1,505,790
Chubb Corp. (The)	12,987	1,254,934
Cincinnati Financial Corp.	7,839	410,528
Citigroup Inc.	153,153	7,980,803
CME Group Inc.	15,912	1,248,455
Comerica Inc.	9,477	450,537
Discover Financial Services	24,687	1,381,238
E*TRADE Financial Corp.[a]	13,806	271,150
Equity Residential	16,263	843,562
Fifth Third Bancorp	43,758	920,231
Franklin Resources Inc.	21,060	1,215,794
General Growth Properties Inc.	27,729	556,521
Genworth Financial Inc. Class Aa	24,219	376,121
Goldman Sachs Group Inc. (The)	21,177	3,753,835
Hartford Financial Services Group Inc. (The)	22,230	805,393
HCP Inc.[c]	22,230	807,394
Health Care REIT Inc.[c]	14,274	764,658
Host Hotels & Resorts Inc.	36,387	707,363
Hudson City Bancorp Inc.	24,453	230,592
Huntington Bancshares Inc.	42,354	408,716
IntercontinentalExchange Group Inc.	5,850	1,315,782
Invesco Ltd.	23,049	838,984
J.P. Morgan Chase & Co.	189,306	11,070,615
KeyCorp	45,747	613,925
Kimco Realty Corp.	20,475	404,381
Legg Mason Inc.[c]	5,850	254,358
Leucadia National Corp.	15,795	447,630
Lincoln National Corp.	12,753	658,310
Loews Corp.	15,444	745,019
M&T Bank Corp.[c]	6,435	749,163
Macerich Co. (The)	7,020	413,408
Marsh & McLennan Companies Inc.	27,846	1,346,633
McGraw Hill Financial Inc.	13,923	1,088,779
MetLife Inc.	55,809	3,009,221
Moody’s Corp.	9,945	780,384
Morgan Stanley	69,966	2,194,134

Security	Shares	Value

NASDAQ OMX Group Inc. (The)	6,201	$246,800
Northern Trust Corp.	11,700	724,113
People’s United Financial Inc.	18,369	277,739
Plum Creek Timber Co. Inc.[c]	8,892	413,567
PNC Financial Services Group Inc. (The)[e]	26,325	2,042,293
Principal Financial Group Inc.	13,104	646,158
Progressive Corp. (The)	29,016	791,266
Prologis Inc.	25,038	925,154
Prudential Financial Inc.	23,049	2,125,579
Public Storage	7,254	1,091,872
Regions Financial Corp.	68,679	679,235
Simon Property Group Inc.	15,678	2,385,564
SLM Corp.	22,113	581,130
State Street Corp.	22,698	1,665,806
SunTrust Banks Inc.	26,793	986,250
T. Rowe Price Group Inc.	13,338	1,117,324
Torchmark Corp.	4,797	374,885
Travelers Companies Inc. (The)	18,603	1,684,316
U.S. Bancorp	91,845	3,710,538
Unum Group	13,104	459,688
Ventas Inc.	14,625	837,720
Vornado Realty Trust	8,775	779,132
Wells Fargo & Co.	239,967	10,894,502
Weyerhaeuser Co.	29,250	923,422
XL Group PLC	14,508	461,935
Zions Bancorp	9,828	294,447

		134,606,368

TOTAL COMMON STOCKS (Cost: $314,546,571)		324,037,867

PREFERRED STOCKS — 1.09%

BRAZIL — 1.09%
Banco Bradesco SA SP ADR	126,009	1,578,893
Itau Unibanco Holding SA SP ADR	147,654	2,003,665

		3,582,558

TOTAL PREFERRED STOCKS (Cost: $4,209,535)		3,582,558

SHORT-TERM INVESTMENTS — 0.73%

MONEY MARKET FUNDS — 0.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	2,118,044	2,118,044
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	124,061	124,061

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	148,316	$148,316

		2,390,421

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,390,421)		2,390,421

TOTAL INVESTMENTS IN SECURITIES — 100.51% (Cost: $321,146,527)		330,010,846
Other Assets, Less Liabilities — (0.51)%		(1,668,110)

NET ASSETS — 100.00%		$328,342,736

SP ADR	— Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

105

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL HEALTHCARE ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.58%

AUSTRALIA — 1.12%
Cochlear Ltd.	16,380	$863,435
CSL Ltd.	141,570	8,734,167
Sonic Healthcare Ltd.	115,102	1,707,341

		11,304,943
BELGIUM — 0.25%
UCB SA	34,164	2,548,709

		2,548,709
CANADA — 1.33%
Catamaran Corp.[a]	59,904	2,844,383
Valeant Pharmaceuticals International Inc.[a]	89,856	10,539,157

		13,383,540
DENMARK — 2.80%
Coloplast A/S Class B	35,100	2,327,423
Novo Nordisk A/S Class B	124,722	22,898,297
Novozymes A/S Class B	69,732	2,948,164

		28,173,884
FRANCE — 4.38%
Essilor International SA	62,712	6,678,071
Sanofi	352,404	37,449,080

		44,127,151
GERMANY — 4.87%
Bayer AG Registered	240,318	33,760,342
Fresenius Medical Care AG & Co. KGaA	61,542	4,386,795
Fresenius SE & Co. KGaA	38,142	5,865,445
Merck KGaA	18,954	3,401,824
QIAGEN NVa,b	69,498	1,621,776

		49,036,182
JAPAN — 3.81%
Astellas Pharma Inc.	132,735	7,867,742
Chugai Pharmaceutical Co. Ltd.	60,100	1,329,456
Daiichi Sankyo Co. Ltd.	195,693	3,580,397
Eisai Co. Ltd.	78,000	3,024,119
Ono Pharmaceutical Co. Ltd.	30,800	2,698,901
Otsuka Holdings Co. Ltd.	151,500	4,381,904
Shionogi & Co. Ltd.	93,600	2,030,427
Taisho Pharmaceutical Holdings Co. Ltd.	16,700	1,148,766
Takeda Pharmaceutical Co. Ltd.	213,800	9,814,804
Terumo Corp.	52,400	2,527,644

		38,404,160
SWITZERLAND — 12.38%
Actelion Ltd. Registered[a]	31,122	2,636,805
Lonza Group AG Registered[a]	15,444	1,469,121
Nobel Biocare Holding AG Registered[a]	36,036	563,221
Novartis AG Registered	786,240	62,945,171
Roche Holding AG Genusschein	204,048	57,175,197

		124,789,515

Security	Shares	Value

UNITED KINGDOM — 7.04%
AstraZeneca PLC	362,700	$21,472,789
GlaxoSmithKline PLC	1,427,166	38,091,703
Shire PLC	163,332	7,715,186
Smith & Nephew PLC	260,910	3,720,655

		71,000,333
UNITED STATES — 61.60%
Abbott Laboratories	449,280	17,220,902
AbbVie Inc.	462,150	24,406,142
Actavis PLC[a]	50,544	8,491,392
Aetna Inc.	106,704	7,318,827
Agilent Technologies Inc.	96,174	5,500,191
Alexion Pharmaceuticals Inc.[a]	56,862	7,566,058
Allergan Inc.	86,346	9,591,314
AmerisourceBergen Corp.	66,924	4,705,427
Amgen Inc.	219,020	25,003,323
Baxter International Inc.	157,716	10,969,148
Becton, Dickinson and Co.	56,386	6,230,089
Biogen Idec Inc.[a]	68,562	19,180,220
Boston Scientific Corp.[a]	387,972	4,663,423
Bristol-Myers Squibb Co.	478,296	25,421,432
C.R. Bard Inc.	22,698	3,040,170
Cardinal Health Inc.	99,216	6,628,621
CareFusion Corp.[a]	61,308	2,441,285
Celgene Corp.[a]	119,808	20,242,760
Cerner Corp.[a,b]	85,878	4,786,840
Cigna Corp.	80,262	7,021,320
Covidien PLC	133,614	9,099,113
DaVita HealthCare Partners Inc.[a]	51,260	3,248,346
DENTSPLY International Inc.	41,418	2,007,945
Edwards Lifesciences Corp.[a]	31,824	2,092,746
Eli Lilly and Co.	288,054	14,690,754
Express Scripts Holding Co.[a]	234,234	16,452,596
Forest Laboratories Inc.[a]	68,796	4,129,824
Gilead Sciences Inc.[a,b]	445,536	33,482,030
Hospira Inc.[a]	48,204	1,989,861
Humana Inc.	45,396	4,685,775
Intuitive Surgical Inc.[a]	10,998	4,224,112
Johnson & Johnson	819,702	75,076,506
Laboratory Corp. of America Holdings[a,b]	25,506	2,330,483
Life Technologies Corp.[a]	50,076	3,795,761
McKesson Corp.	66,690	10,763,766
Medtronic Inc.	290,160	16,652,282
Merck & Co. Inc.	848,952	42,490,048
Mylan Inc.[a]	111,141	4,823,519
Patterson Companies Inc.	24,336	1,002,643
PerkinElmer Inc.	32,760	1,350,695
Perrigo Co. PLC	38,611	5,925,197
Pfizer Inc.	1,882,998	57,676,229
Quest Diagnostics Inc.[b]	42,354	2,267,633
Regeneron Pharmaceuticals Inc.[a,b]	22,932	6,311,804
St. Jude Medical Inc.	84,708	5,247,661
Stryker Corp.	85,644	6,435,290
Tenet Healthcare Corp.[a,b]	28,782	1,212,298
Thermo Fisher Scientific Inc.	105,066	11,699,099

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

December 31, 2013

Security	Shares	Value

UnitedHealth Group Inc.	292,500	$22,025,250
Varian Medical Systems Inc.[a]	30,654	2,381,509
Vertex Pharmaceuticals Inc.[a]	67,860	5,041,998
Waters Corp.[a,b]	24,804	2,480,400
WellPoint Inc.	85,878	7,934,268
Zimmer Holdings Inc.	49,608	4,622,970
Zoetis Inc.	145,314	4,750,315

		620,829,610

TOTAL COMMON STOCKS (Cost: $772,754,783)		1,003,598,027

SHORT-TERM INVESTMENTS — 2.36%

MONEY MARKET FUNDS — 2.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	20,894,742	20,894,742
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,223,871	1,223,871
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,699,138	1,699,138

		23,817,751

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,817,751)		23,817,751

TOTAL INVESTMENTS IN SECURITIES — 101.94% (Cost: $796,572,534)		1,027,415,778
Other Assets, Less Liabilities — (1.94)%		(19,564,827)

NET ASSETS — 100.00%		$1,007,850,951

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

107

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.71%

AUSTRALIA — 1.45%
Asciano Ltd.	101,920	$525,212
Aurizon Holdings Ltd.	209,664	915,370
Brambles Ltd.	152,789	1,250,738
Sydney Airport	212,255	721,597
Toll Holdings Ltd.	71,708	364,392
Transurban Group	147,602	903,236

		4,680,545
BRAZIL — 0.21%
Embraer SA SP ADR	21,385	688,169

		688,169
CANADA — 2.44%
Bombardier Inc. Class B	145,964	633,312
Canadian National Railway Co.	76,440	4,356,900
Canadian Pacific Railway Ltd.	14,651	2,215,231
SNC-Lavalin Group Inc.	14,924	671,264

		7,876,707
CHILE — 0.20%
LATAM Airlines Group SA SP ADR[a]	38,806	632,926

		632,926
DENMARK — 0.56%
A.P. Moeller-Maersk A/S Class B	112	1,217,414
Vestas Wind Systems A/Sb	19,838	586,994

		1,804,408
FINLAND — 0.89%
Kone OYJ Class B	36,764	1,661,613
Metso OYJ	12,558	536,779
Wartsila OYJ Abp	13,741	677,284

		2,875,676
FRANCE — 6.23%
ALSTOM	20,657	753,592
Bouygues SA	16,562	625,768
Compagnie de Saint-Gobain	43,043	2,370,960
Edenred SA	17,472	585,758
European Aeronautic Defence and Space Co. NV	46,865	3,604,076
Legrand SA	23,842	1,316,094
Safran SA	22,932	1,596,073
Schneider Electric SA	51,688	4,515,567
Thales SA	8,008	516,420
Vallourec SA	11,284	615,732
Vinci SA	55,146	3,626,167

		20,126,207

Security	Shares	Value

GERMANY — 4.93%
Brenntag AG	4,732	$878,632
Deutsche Lufthansa AG Registered[b]	20,657	438,920
Deutsche Post AG Registered	81,718	2,983,987
GEA Group AG	17,017	811,320
MAN SE	3,367	414,080
Osram Licht AGb	8,463	478,125
Siemens AG Registered	72,527	9,922,898

		15,927,962
HONG KONG — 0.86%
Hutchison Whampoa Ltd.	204,000	2,773,058

		2,773,058
IRELAND — 0.24%
Allegion PLC[b]	7,917	349,852
Ryanair Holdings PLC SP ADR[b]	9,100	427,063

		776,915
ITALY — 0.31%
Atlantia SpA	31,122	699,447
Finmeccanica SpA[b]	38,493	291,993

		991,440
JAPAN — 14.95%
ANA Holdings Inc.[a]	364,000	727,273
Asahi Glass Co. Ltd.	91,000	566,234
Central Japan Railway Co.	18,200	2,143,723
Dai Nippon Printing Co. Ltd.	37,000	392,864
Daikin Industries Ltd.	27,300	1,701,299
East Japan Railway Co.	36,400	2,902,165
FANUC Corp.	18,200	3,333,333
ITOCHU Corp.	154,700	1,911,948
Japan Airlines Co. Ltd.	18,200	898,701
JGC Corp.	20,000	784,929
Kajima Corp.	91,000	341,991
Kawasaki Heavy Industries Ltd.	182,000	763,636
Kintetsu Corp.	182,000	638,961
Komatsu Ltd.	91,000	1,850,216
Kubota Corp.	105,000	1,737,263
LIXIL Group Corp.	27,300	748,831
Makita Corp.	9,100	477,922
Marubeni Corp.	182,000	1,309,091
Mitsubishi Corp.	154,700	2,968,745
Mitsubishi Electric Corp.	182,000	2,285,714
Mitsubishi Heavy Industries Ltd.	303,000	1,876,723
Mitsui & Co. Ltd.	172,900	2,409,957
Mitsui O.S.K. Lines Ltd.	91,000	410,390
NGK Insulators Ltd.	16,000	304,153
Nidec Corp.	9,900	970,173
Nippon Express Co. Ltd.	91,000	440,693
Nippon Yusen K.K.	182,000	581,818
NSK Ltd.	29,000	360,896
Obayashi Corp.	91,000	518,615
Odakyu Electric Railway Co. Ltd.	91,000	823,377
Secom Co. Ltd.	18,200	1,097,836
Shimizu Corp.	91,000	459,740
SMC Corp.	4,900	1,235,431

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2013

Security	Shares	Value

Sumitomo Corp.	127,400	$1,601,212
Sumitomo Electric Industries Ltd.	81,900	1,366,753
Taisei Corp.	91,000	413,853
Tokyu Corp.	91,000	589,610
Toppan Printing Co. Ltd.	91,000	728,139
Toshiba Corp.	372,000	1,564,379
TOTO Ltd.	20,000	317,207
West Japan Railway Co.	18,200	789,610
Yamato Holdings Co. Ltd.	45,500	920,346

		48,265,750
MEXICO — 0.27%
Alfa SAB de CV Series A	309,400	865,091

		865,091
NETHERLANDS — 1.67%
CNH Industrial NVb	83,629	954,735
Koninklijke Philips NV	89,180	3,274,285
PostNL NVb	40,677	232,611
Randstad Holding NV	9,737	632,616
TNT Express NV	32,942	306,308

		5,400,555
SINGAPORE — 0.74%
Jardine Matheson Holdings Ltd.[a]	14,800	774,188
Keppel Corp. Ltd.	182,000	1,613,005

		2,387,193
SPAIN — 0.82%
Abertis Infraestructuras SA	34,338	764,154
Actividades de Construcciones y Servicios SA	16,835	580,409
Ferrovial SA	41,496	804,228
International Consolidated Airlines Group SA London[b]	76,167	506,372

		2,655,163
SWEDEN — 3.42%
Alfa Laval AB	30,485	783,176
Assa Abloy AB Class B	30,940	1,636,940
Atlas Copco AB Class A	70,980	1,970,500
Atlas Copco AB Class B	25,389	645,141
Sandvik AB	106,015	1,497,145
Scania AB Class B	31,122	610,074
Securitas AB Class B	25,298	269,224
Skanska AB Class B	37,583	768,911
SKF AB Class B	37,128	975,227
Volvo AB Class B	141,869	1,865,418

		11,021,756
SWITZERLAND — 2.81%
ABB Ltd. Registered	196,651	5,191,843
Adecco SA Registered	14,287	1,134,156
Geberit AG Registered	3,549	1,079,445
Kuehne & Nagel International AG Registered	4,732	623,059
SGS SA Registered	455	1,049,823

		9,078,326

Security	Shares	Value

UNITED KINGDOM — 5.52%
Aggreko PLC	25,207	$713,491
Babcock International Group PLC	30,212	678,023
BAE Systems PLC	293,111	2,111,772
Bunzl PLC	27,300	655,626
Capita PLC	58,877	1,012,205
Cobham PLC	97,279	442,270
Experian PLC	91,546	1,689,080
FirstGroup PLC	108,381	221,869
G4S PLC	139,685	607,302
Hays PLC	133,497	286,993
IMI PLC	30,940	781,476
Intertek Group PLC	14,287	744,906
Invensys PLC	62,244	524,221
Rentokil Initial PLC	166,803	319,917
Rolls-Royce Holdings PLC	171,990	3,631,943
Serco Group PLC	45,318	374,689
Smiths Group PLC	36,582	896,716
Weir Group PLC (The)	20,475	722,997
Wolseley PLC	25,005	1,418,447

		17,833,943
UNITED STATES — 51.19%
3M Co.	58,968	8,270,262
ADT Corp. (The)	18,382	743,920
AMETEK Inc.	22,477	1,183,864
Boeing Co. (The)	63,700	8,694,413
C.H. Robinson Worldwide Inc.	14,378	838,813
Caterpillar Inc.	58,513	5,313,566
Cintas Corp.	9,009	536,846
CSX Corp.	92,547	2,662,577
Cummins Inc.	16,380	2,309,089
Danaher Corp.	54,327	4,194,044
Deere & Co.	34,853	3,183,124
Delta Air Lines Inc.	78,260	2,149,802
Dover Corp.	15,743	1,519,829
Dun & Bradstreet Corp. (The)	3,640	446,810
Eaton Corp. PLC	43,771	3,331,849
Emerson Electric Co.	65,156	4,572,648
Equifax Inc.	10,738	741,888
Expeditors International of Washington Inc.	19,019	841,591
Fastenal Co.[a]	25,571	1,214,878
FedEx Corp.	26,936	3,872,589
Flowserve Corp.	13,650	1,076,029
Fluor Corp.	15,743	1,264,005
General Dynamics Corp.	30,212	2,886,757
General Electric Co.	926,835	25,979,185
Honeywell International Inc.	71,526	6,535,331
Illinois Tool Works Inc.	37,856	3,182,932
Ingersoll-Rand PLC	25,389	1,563,962
Iron Mountain Inc.	16,289	494,371
Jacobs Engineering Group Inc.[b]	12,467	785,296
Joy Global Inc.	10,374	606,775
Kansas City Southern Industries Inc.	10,192	1,262,075
L-3 Communications Holdings Inc.	7,553	807,114
Lockheed Martin Corp.	24,206	3,598,464
Masco Corp.	34,125	777,026
Nielsen Holdings NV	22,841	1,048,173
Norfolk Southern Corp.	28,301	2,627,182
Northrop Grumman Corp.	20,930	2,398,787
PACCAR Inc.	33,215	1,965,332

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2013

Security	Shares	Value

Pall Corp.	10,374	$885,421
Parker Hannifin Corp.	14,014	1,802,761
Pentair Ltd. Registered	18,382	1,427,730
Pitney Bowes Inc.	19,292	449,504
Precision Castparts Corp.	13,377	3,602,426
Quanta Services Inc.[b]	20,293	640,447
Raytheon Co.	29,302	2,657,691
Republic Services Inc.	22,750	755,300
Robert Half International Inc.	13,195	554,058
Rockwell Automation Inc.	12,922	1,526,864
Rockwell Collins Inc.	12,467	921,561
Roper Industries Inc.	9,100	1,261,988
Ryder System Inc.	4,823	355,841
Snap-on Inc.	5,460	597,979
Southwest Airlines Co.	62,244	1,172,677
Stanley Black & Decker Inc.	14,924	1,204,218
Stericycle Inc.[a,b]	7,735	898,575
Textron Inc.	26,754	983,477
Tyco International Ltd.	42,497	1,744,077
Union Pacific Corp.	41,951	7,047,768
United Parcel Service Inc. Class B	64,792	6,808,343
United Technologies Corp.	76,986	8,761,007
W.W. Grainger Inc.	5,642	1,441,080
Waste Management Inc.	37,765	1,694,515
Xylem Inc.	17,745	613,977

		165,290,483

TOTAL COMMON STOCKS (Cost: $274,553,358)		321,952,273

SHORT-TERM INVESTMENTS — 1.06%

MONEY MARKET FUNDS — 1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	3,078,525	3,078,525
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	180,319	180,319
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	162,218	162,218

		3,421,062

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,421,062)		3,421,062

TOTAL INVESTMENTS IN SECURITIES — 100.77% (Cost: $277,974,420)		325,373,335
Other Assets, Less Liabilities — (0.77)%		(2,474,915)

NET ASSETS — 100.00%		$322,898,420

SP ADR	— Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

110

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL INFRASTRUCTURE ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.12%

AUSTRALIA — 6.95%
Macquarie Atlas Roads Group	1,202,350	$2,958,125
Qube Logistics Holdings Ltd.	1,968,048	3,644,677
Sydney Airport	2,848,445	9,683,769
Transurban Group	4,960,948	30,358,043

		46,644,614
BRAZIL — 1.40%
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR[a]	150,856	1,710,707
CPFL Energia SA SP ADR	48,440	775,524
Ultrapar Participacoes SA SP ADR	291,332	6,890,002

		9,376,233
CANADA — 10.44%
AltaGas Ltd.	83,386	3,199,668
Enbridge Inc.	581,626	25,405,424
Gibson Energy Inc.	85,981	2,217,298
Pembina Pipeline Corp.	217,980	7,676,999
TransCanada Corp.	498,067	22,754,044
Veresen Inc.	140,995	1,893,646
Westshore Terminals Investment Corp.	214,001	6,970,894

		70,117,973
CHILE — 0.70%
Empresa Nacional de Electricidad SA SP ADR	48,094	2,144,030
Enersis SA SP ADR	169,540	2,541,405

		4,685,435
CHINA — 4.42%
China Gas Holdings Ltd.	1,038,000	1,526,126
China Longyuan Power Group Corp. Ltd. Class H	1,384,000	1,783,158
China Merchants Holdings (International) Co. Ltd.	3,876,000	14,146,806
China Resources and Transportation Group Ltd.[a,b]	41,600,000	1,824,150
China Resources Power Holdings Co. Ltd.	743,600	1,762,678
COSCO Pacific Ltd.	5,378,000	7,379,903
Huaneng Power International Inc. Class H SP ADR	35,292	1,279,335

		29,702,156
FRANCE — 7.37%
Aeroports de Paris	126,117	14,337,086
GDF Suez	670,894	15,803,610
Groupe Eurotunnel SA Registered	1,841,585	19,387,349

		49,528,045
GERMANY — 5.25%
E.ON SE	883,165	16,325,475
Fraport AG	120,408	9,024,179
Hamburger Hafen und Logistik AG	82,867	2,030,237
RWE AG	215,731	7,908,773

		35,288,664

Security	Shares	Value

ITALY — 6.24%
Ansaldo STS SpA	361,916	$3,914,811
Atlantia SpA	1,041,114	23,398,367
Enel SpA	2,864,707	12,529,116
Societa Iniziative Autostradali e Servizi SpA	205,870	2,046,740

		41,889,034
JAPAN — 3.74%
Japan Airport Terminal Co. Ltd.	242,200	5,479,774
Kamigumi Co. Ltd.	865,000	7,933,590
Mitsubishi Logistics Corp.	553,000	8,739,194
Sumitomo Warehouse Co. Ltd. (The)	519,000	2,997,317

		25,149,875
MEXICO — 2.30%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	131,480	6,997,366
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	67,643	8,430,347

		15,427,713
NETHERLANDS — 0.41%
Koninklijke Vopak NV	46,710	2,736,758

		2,736,758
NEW ZEALAND — 1.47%
Auckland International Airport Ltd.	3,393,741	9,860,062

		9,860,062
NORWAY — 0.16%
Golar LNG Ltd.[a]	29,929	1,086,123

		1,086,123
RUSSIA — 0.12%
RusHydro OJSC SP ADR	463,813	800,541

		800,541
SINGAPORE — 3.12%
Hutchison Port Holdings Trust[a]	18,165,000	12,261,375
SATS Ltd.[a]	2,151,000	5,502,717
SIA Engineering Co.[a]	793,000	3,178,029

		20,942,121
SPAIN — 6.10%
Abertis Infraestructuras SA	1,231,414	27,403,745
Iberdrola SA	2,124,613	13,569,470

		40,973,215
SWITZERLAND — 1.12%
Flughafen Zurich AG Registered	12,802	7,506,879

		7,506,879

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

December 31, 2013

Security	Shares	Value

UNITED KINGDOM — 7.80%
BBA Aviation PLC	1,608,035	$8,538,560
Centrica PLC	2,298,651	13,237,419
National Grid PLC	1,609,246	21,002,657
SSE PLC	424,196	9,625,266

		52,403,902
UNITED STATES — 30.01%
American Electric Power Co. Inc.	214,866	10,042,837
Cheniere Energy Inc.[a,b]	156,219	6,736,163
Consolidated Edison Inc.	129,404	7,153,453
Dominion Resources Inc.	255,521	16,529,654
Duke Energy Corp.	311,746	21,513,591
Exelon Corp.	378,178	10,358,295
FirstEnergy Corp.	184,418	6,082,106
Kinder Morgan Inc.	474,193	17,070,948
NextEra Energy Inc.	187,532	16,056,490
PG&E Corp.	196,701	7,923,116
PPL Corp.	279,049	8,396,584
Public Service Enterprise Group Inc.	223,343	7,155,910
SemGroup Corp. Class A	29,929	1,952,269
Sempra Energy	100,167	8,990,990
Southern Co. (The)	386,136	15,874,051
Spectra Energy Corp.	471,598	16,798,321
Teekay Corp.	26,296	1,262,471
Wesco Aircraft Holdings Inc.[a,b]	138,919	3,045,105
Williams Companies Inc. (The)	481,113	18,556,528

		201,498,882

TOTAL COMMON STOCKS (Cost: $599,069,510)		665,618,225

PREFERRED STOCKS — 0.28%

BRAZIL — 0.28%
Companhia Energetica de Minas Gerais SP ADR[a]	239,432	1,865,175

		1,865,175

TOTAL PREFERRED STOCKS (Cost: $2,509,834)		1,865,175

SHORT-TERM INVESTMENTS — 1.03%

MONEY MARKET FUNDS — 1.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	5,408,979	5,408,979
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	316,821	316,821

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,163,403	$1,163,403

		6,889,203

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,889,203)		6,889,203

TOTAL INVESTMENTS IN SECURITIES — 100.43% (Cost: $608,468,547)		674,372,603
Other Assets, Less Liabilities — (0.43)%		(2,872,664)

NET ASSETS — 100.00%		$671,499,939

SP ADR	— Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

112

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL MATERIALS ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.03%

AUSTRALIA — 9.70%
Amcor Ltd.	266,514	$2,515,507
BHP Billiton Ltd.	708,855	24,092,379
Fortescue Metals Group Ltd.	376,035	1,957,962
Iluka Resources Ltd.	92,622	715,118
Incitec Pivot Ltd.	359,652	862,324
Newcrest Mining Ltd.	168,990	1,179,257
Orica Ltd.	81,399	1,737,571
Rio Tinto Ltd.	96,363	5,877,874

		38,937,992
AUSTRIA — 0.28%
Voestalpine AG	23,220	1,117,620

		1,117,620
BELGIUM — 0.81%
Solvay SA	13,287	2,105,514
Umicore SA	24,768	1,158,852

		3,264,366
BRAZIL — 0.26%
Companhia Siderurgica Nacional SA SP ADR[a]	167,571	1,038,940

		1,038,940
CANADA — 7.16%
Agnico-Eagle Mines Ltd.	38,571	1,017,548
Agrium Inc.	32,121	2,937,598
Barrick Gold Corp.	257,355	4,531,870
Eldorado Gold Corp.	157,638	894,642
First Quantum Minerals Ltd.	130,548	2,351,707
Goldcorp Inc.	179,568	3,893,879
Kinross Gold Corp.	251,550	1,100,901
Potash Corp. of Saskatchewan Inc.	190,662	6,284,220
Silver Wheaton Corp.	78,561	1,586,008
Teck Resources Ltd. Class B	103,329	2,688,985
Yamana Gold Inc.	166,023	1,431,314

		28,718,672
CHILE — 0.31%
Empresas CMPC SA	288,702	706,577
Sociedad Quimica y Minera de Chile SA Series B SP ADR	21,027	544,178

		1,250,755
FINLAND — 0.78%
Stora Enso OYJ Class R	121,647	1,222,813
UPM-Kymmene OYJ	112,359	1,901,251

		3,124,064

Security	Shares	Value

FRANCE — 4.56%
ArcelorMittal	213,753	$3,820,195
Arkema SA	13,932	1,627,764
L’Air Liquide SA	68,757	9,739,649
Lafarge SA	41,151	3,088,667

		18,276,275
GERMANY — 9.08%
BASF SE	196,467	20,978,217
HeidelbergCement AG	29,928	2,274,346
K+S AG Registered[a]	37,023	1,141,479
Lanxess AG	17,802	1,189,104
Linde AG	39,474	8,270,483
Salzgitter AG	8,256	352,667
ThyssenKrupp AGb	90,945	2,216,869

		36,423,165
IRELAND — 1.01%
CRH PLC	161,121	4,062,904

		4,062,904
JAPAN — 8.22%
Asahi Kasei Corp.	289,000	2,265,696
JFE Holdings Inc.	125,300	2,982,737
JSR Corp.	43,900	850,392
Kobe Steel Ltd.[b]	616,000	1,054,945
Kuraray Co. Ltd.	77,400	922,717
Mitsubishi Chemical Holdings Corp.	322,500	1,491,223
Mitsubishi Materials Corp.	289,000	1,066,857
Mitsui Chemicals Inc.	222,000	536,492
Nippon Steel & Sumitomo Metal Corp.	2,055,290	6,883,232
Nitto Denko Corp.	35,000	1,476,857
Oji Holdings Corp.	218,000	1,117,949
Shin-Etsu Chemical Co. Ltd.	86,700	5,064,821
Sumitomo Chemical Co. Ltd.	359,000	1,407,240
Sumitomo Metal Mining Co. Ltd.	120,000	1,572,142
Taiheiyo Cement Corp.	258,000	991,694
Toray Industries Inc.	354,000	2,451,948
Toyo Seikan Group Holdings Ltd.	38,700	831,771

		32,968,713
MEXICO — 0.73%
Cemex SAB de CV CPO[b]	2,502,669	2,931,244

		2,931,244
NETHERLANDS — 1.82%
Akzo Nobel NV	53,148	4,126,075
Koninklijke DSM NV	40,248	3,170,077

		7,296,152
NORWAY — 0.62%
Norsk Hydro ASA	192,984	861,086
Yara International ASA	37,926	1,631,602

		2,492,688
PERU — 0.42%
Compania de Minas Buenaventura SAA SP ADR	40,893	458,819

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

December 31, 2013

Security	Shares	Value

Southern Copper Corp.	43,215	$1,240,703

		1,699,522
SOUTH KOREA — 1.95%
LG Chem Ltd.	9,417	2,672,470
POSCO	16,641	5,148,327

		7,820,797
SWEDEN — 0.39%
Boliden AB	58,050	889,830
Holmen AB Class B	10,836	394,628
SSAB AB Class Aa	38,442	295,082

		1,579,540
SWITZERLAND — 3.77%
Clariant AG Registered[b]	60,114	1,102,445
Givaudan SA Registered[b]	1,677	2,402,314
Holcim Ltd. Registered[b]	48,891	3,669,505
Syngenta AG Registered	19,866	7,934,337

		15,108,601
TAIWAN — 2.52%
China Steel Corp.	2,709,550	2,454,673
Formosa Chemicals & Fibre Corp.	774,100	2,181,771
Formosa Plastics Corp.	1,032,720	2,789,403
Nan Ya Plastics Corp.	1,161,940	2,686,183

		10,112,030
UNITED KINGDOM — 10.80%
Anglo American PLC	306,891	6,709,400
Antofagasta PLC	84,753	1,156,666
BHP Billiton PLC	466,206	14,431,542
Johnson Matthey PLC	45,150	2,452,772
Lonmin PLC[b]	93,912	479,846
Randgold Resources Ltd.	20,382	1,279,415
Rexam PLC	172,989	1,519,951
Rio Tinto PLC	271,029	15,304,955

		43,334,547
UNITED STATES — 31.84%
Air Products and Chemicals Inc.	46,827	5,234,322
Airgas Inc.	14,835	1,659,295
Alcoa Inc.	236,328	2,512,167
Allegheny Technologies Inc.	23,994	854,906
Avery Dennison Corp.	21,414	1,074,769
Ball Corp.	32,121	1,659,371
Bemis Co. Inc.	22,833	935,240
CF Industries Holdings Inc.	12,771	2,976,154
Cliffs Natural Resources Inc.[a]	33,927	889,227
Dow Chemical Co. (The)	267,933	11,896,225
E.I. du Pont de Nemours and Co.	204,594	13,292,472
Eastman Chemical Co.	34,185	2,758,729
Ecolab Inc.	59,985	6,254,636
FMC Corp.	29,541	2,229,164
Freeport-McMoRan Copper & Gold Inc.	229,491	8,660,990
International Flavors & Fragrances Inc.	18,060	1,552,799
International Paper Co.	98,169	4,813,226

Security	Shares	Value

LyondellBasell Industries NV Class A	96,621	$7,756,734
MeadWestvaco Corp.	39,345	1,453,011
Monsanto Co.	116,229	13,546,490
Mosaic Co. (The)	75,465	3,567,230
Newmont Mining Corp.	110,295	2,540,094
Nucor Corp.	70,434	3,759,767
Owens-Illinois Inc.[b]	36,636	1,310,836
PPG Industries Inc.	31,476	5,969,738
Praxair Inc.	65,145	8,470,804
Sealed Air Corp.	43,473	1,480,256
Sherwin-Williams Co. (The)	19,092	3,503,382
Sigma-Aldrich Corp.	26,574	2,498,222
United States Steel Corp.[a]	32,121	947,569
Vulcan Materials Co.	28,896	1,717,000

		127,774,825

TOTAL COMMON STOCKS (Cost: $430,580,528)		389,333,412

PREFERRED STOCKS — 2.01%

BRAZIL — 2.01%
Gerdau SA SP ADR	197,499	1,548,392
Vale SA Class A SP ADR	465,819	6,526,125

		8,074,517

TOTAL PREFERRED STOCKS (Cost: $16,109,653)		8,074,517

SHORT-TERM INVESTMENTS — 0.98%

MONEY MARKET FUNDS — 0.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	3,530,382	3,530,382
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	206,785	206,785
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	208,097	208,097

		3,945,264

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,945,264)		3,945,264

TOTAL INVESTMENTS IN SECURITIES — 100.02% (Cost: $450,635,445)		401,353,193
Other Assets, Less Liabilities — (0.02)%		(99,266)

NET ASSETS — 100.00%		$401,253,927

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

December 31, 2013

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

115

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL NUCLEAR ENERGY ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.22%

AUSTRALIA — 0.71%
Paladin Energy Ltd.[a,b]	148,104	$61,613

		61,613
CANADA — 5.75%
Cameco Corp.	20,256	420,181
Denison Mines Corp.[a]	62,364	75,717

		495,898
CHINA — 1.42%
Shanghai Electric Group Co. Ltd. Class H	336,000	122,202

		122,202
FINLAND — 3.35%
Fortum OYJ	12,624	289,283

		289,283
FRANCE — 3.79%
Electricite de France SA	9,240	327,028

		327,028
GERMANY — 4.78%
E.ON SE	22,296	412,146

		412,146
JAPAN — 28.83%
JGC Corp.	18,000	706,436
Kansai Electric Power Co. Inc. (The)[a]	19,200	220,854
Mitsubishi Electric Corp.	60,000	753,532
Mitsubishi Heavy Industries Ltd.	113,000	699,900
Tokyo Electric Power Co. Inc.[a]	21,600	106,248

		2,486,970
SOUTH KOREA — 2.66%
Korea Electric Power Corp. SP ADR[a]	13,800	229,218

		229,218
SPAIN — 4.83%
Iberdrola SA	65,280	416,930

		416,930
UNITED KINGDOM — 4.90%
AMEC PLC	23,436	422,316

		422,316

Security	Shares	Value

UNITED STATES — 38.20%
Babcock & Wilcox Co. (The)	4,632	$158,368
Dominion Resources Inc.	10,908	705,638
Duke Energy Corp.	9,876	681,543
Entergy Corp.	4,644	293,826
Exelon Corp.	15,204	416,438
FirstEnergy Corp.	10,128	334,021
NextEra Energy Inc.	8,232	704,824

		3,294,658

TOTAL COMMON STOCKS (Cost: $7,985,175)		8,558,262

PREFERRED STOCKS — 0.48%

BRAZIL — 0.48%
Centrais Eletricas Brasileiras SA Class B SP ADR	9,384	41,290

		41,290

TOTAL PREFERRED STOCKS (Cost: $96,460)		41,290

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	14,356	14,356
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	841	841
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,451	1,451

		16,648

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,648)		16,648

TOTAL INVESTMENTS IN SECURITIES — 99.89% (Cost: $8,098,283)		8,616,200
Other Assets, Less Liabilities — 0.11%		9,188

NET ASSETS — 100.00%		$8,625,388

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

116

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL TECH ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.95%

AUSTRALIA — 0.14%
Computershare Ltd.	93,795	$954,938

		954,938
BRAZIL — 0.24%
Cielo SA SP ADR	60,206	1,685,768

		1,685,768
CANADA — 0.33%
Blackberry Ltd.[a,b]	87,880	653,414
CGI Group Inc. Class Aa	49,517	1,656,314

		2,309,728
FINLAND — 0.76%
Nokia OYJ[a]	669,578	5,369,792

		5,369,792
FRANCE — 1.17%
Alcatel-Lucent[a,b]	505,752	2,270,503
Cap Gemini SA	28,561	1,933,541
Dassault Systemes SA	11,830	1,470,852
Gemalto NVb	14,534	1,602,370
STMicroelectronics NV	116,103	923,908

		8,201,174
GERMANY - 2.36%
Infineon Technologies AG	192,322	2,056,477
SAP AG	169,000	14,510,346

		16,566,823
JAPAN — 5.99%
Canon Inc.	207,800	6,583,645
FUJIFILM Holdings Corp.	84,500	2,396,599
Fujitsu Ltd.[a]	338,000	1,749,413
Hirose Electric Co. Ltd.	5,100	726,873
Hitachi Ltd.	845,000	6,399,505
Hoya Corp.	84,500	2,349,165
Keyence Corp.	7,260	3,108,320
Konica Minolta Holdings Inc.	84,500	843,352
Kyocera Corp.	67,600	3,376,623
Murata Manufacturing Co. Ltd.	37,700	3,350,155
NEC Corp.	453,000	1,021,464
Nintendo Co. Ltd.	20,100	2,679,235
NTT Data Corp.	16,900	623,871
Ricoh Co. Ltd.	169,000	1,797,650
Rohm Co. Ltd.	16,900	823,253
TDK Corp.	22,700	1,088,512
Tokyo Electron Ltd.	33,800	1,852,319
Yahoo! Japan Corp.	236,600	1,316,883

		42,086,837

Security	Shares	Value

NETHERLANDS — 1.07%
ASML Holding NV	79,937	$7,494,548

		7,494,548
SOUTH KOREA — 4.00%
Samsung Electronics Co. Ltd.	21,632	28,122,522

		28,122,522
SPAIN — 0.47%
Amadeus IT Holding SA Class A	76,219	3,266,832

		3,266,832
SWEDEN — 1.15%
Hexagon AB Class B	45,968	1,455,064
Telefonaktiebolaget LM Ericsson Class B	543,504	6,642,958

		8,098,022
TAIWAN — 3.16%
Delta Electronics Inc.	338,000	1,927,962
Hon Hai Precision Industry Co. Ltd.	2,043,914	5,493,231
MediaTek Inc.	228,000	3,392,823
Taiwan Semiconductor Manufacturing Co. Ltd.	3,211,600	11,368,591

		22,182,607
UNITED KINGDOM — 0.84%
ARM Holdings PLC	246,909	4,494,281
Sage Group PLC (The)	211,097	1,411,453

		5,905,734
UNITED STATES — 78.27%
Accenture PLC Class A	113,737	9,351,456
Adobe Systems Inc.[a]	83,317	4,989,022
Akamai Technologies Inc.[a]	31,941	1,506,976
Alliance Data Systems Corp.[a,b]	8,619	2,266,194
Altera Corp.	57,122	1,858,179
Amphenol Corp. Class A	28,223	2,516,927
Analog Devices Inc.	55,432	2,823,152
Apple Inc.	160,888	90,275,866
Applied Materials Inc.	215,306	3,808,763
Autodesk Inc.[a]	40,391	2,032,879
Automatic Data Processing Inc.	86,359	6,978,671
Broadcom Corp. Class A	95,823	2,841,152
CA Inc.	58,305	1,961,963
Cisco Systems Inc.	955,695	21,455,353
Citrix Systems Inc.[a]	33,293	2,105,782
Cognizant Technology Solutions Corp. Class Aa	54,080	5,460,998
Computer Sciences Corp.	26,364	1,473,220
Corning Inc.	258,401	4,604,706
eBay Inc.[a]	208,377	11,437,813
Electronic Arts Inc.[a,b]	55,432	1,271,610
EMC Corp.	367,575	9,244,511
F5 Networks Inc.[a]	13,858	1,259,138
Facebook Inc. Class Aa	294,060	16,073,320
Fidelity National Information Services Inc.	52,390	2,812,295
First Solar Inc.[a,b]	12,337	674,094
Fiserv Inc.[a,b]	47,996	2,834,164

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

December 31, 2013

Security	Shares	Value

FLIR Systems Inc.	25,181	$757,948
Google Inc. Class Aa	50,193	56,251,797
Harris Corp.	19,266	1,344,959
Hewlett-Packard Co.	343,408	9,608,556
Intel Corp.	888,095	23,054,946
International Business Machines Corp.	182,351	34,203,577
Intuit Inc.	51,038	3,895,220
Jabil Circuit Inc.	32,448	565,893
Juniper Networks Inc.[a]	90,246	2,036,852
KLA-Tencor Corp.	29,744	1,917,298
Lam Research Corp.[a]	28,899	1,573,551
Linear Technology Corp.	41,574	1,893,696
LSI Corp.	97,344	1,072,731
MasterCard Inc. Class A	18,590	15,531,201
Microchip Technology Inc.	35,321	1,580,615
Micron Technology Inc.[a]	188,097	4,092,991
Microsoft Corp.	1,358,253	50,839,410
Motorola Solutions Inc.	41,236	2,783,430
NetApp Inc.	60,840	2,502,958
NVIDIA Corp.	103,090	1,651,502
Oracle Corp.	627,497	24,008,035
Paychex Inc.	58,474	2,662,321
QUALCOMM Inc.	302,003	22,423,723
Red Hat Inc.[a,b]	33,800	1,894,152
Salesforce.com Inc.[a,b]	99,372	5,484,341
SanDisk Corp.	40,222	2,837,260
Seagate Technology PLC	58,305	3,274,409
Symantec Corp.	124,384	2,932,975
TE Connectivity Ltd.	73,346	4,042,098
Teradata Corp.[a]	29,068	1,322,303
Texas Instruments Inc.	195,533	8,585,854
Total System Services Inc.	30,251	1,006,753
VeriSign Inc.[a,b]	23,153	1,384,086
Visa Inc. Class A	91,091	20,284,144
Western Digital Corp.	37,518	3,147,760
Western Union Co.	98,865	1,705,421
Xerox Corp.	206,518	2,513,324
Xilinx Inc.	47,827	2,196,216
Yahoo! Inc.[a]	169,000	6,834,360

		549,616,870

TOTAL COMMON STOCKS (Cost: $562,854,660)		701,862,195

SHORT-TERM INVESTMENTS — 1.72%

MONEY MARKET FUNDS — 1.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	11,334,796	11,334,796
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	663,915	663,915

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	114,083	$114,083

		12,112,794

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,112,794)		12,112,794

TOTAL INVESTMENTS IN SECURITIES — 101.67% (Cost: $574,967,454)		713,974,989
Other Assets, Less Liabilities — (1.67)%		(11,744,762)

NET ASSETS — 100.00%		$702,230,227

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.38%

AUSTRALIA — 4.46%
Telstra Corp. Ltd.	5,735,862	$26,940,831

		26,940,831
AUSTRIA — 0.13%
Telekom Austria AG	103,545	785,310

		785,310
BELGIUM — 0.33%
Belgacom SA	66,198	1,961,632

		1,961,632
CANADA — 5.50%
BCE Inc.[a]	358,779	15,533,021
Rogers Communications Inc. Class B	170,628	7,719,612
TELUS Corp. NVS	289,572	9,964,002

		33,216,635
CHINA — 4.10%
China Mobile Ltd.	2,389,500	24,777,147

		24,777,147
FRANCE — 4.76%
Orange	1,066,071	13,220,928
Vivendi SA	588,348	15,529,223

		28,750,151
GERMANY — 3.96%
Deutsche Telekom AG Registered	1,395,291	23,898,422

		23,898,422
ITALY — 0.74%
Telecom Italia SpA	4,494,030	4,464,826

		4,464,826
JAPAN — 11.27%
Nippon Telegraph and Telephone Corp.	345,000	18,578,564
NTT DOCOMO Inc.	654,900	10,748,323
SoftBank Corp.	442,500	38,732,696

		68,059,583
MEXICO — 3.90%
America Movil SAB de CV Series L	20,248,880	23,530,917

		23,530,917

Security	Shares	Value

NETHERLANDS — 0.77%
Koninklijke KPN NVb	1,437,771	$4,641,895

		4,641,895
NORWAY — 1.27%
Telenor ASA	322,848	7,694,903

		7,694,903
PORTUGAL — 0.24%
Portugal Telecom SGPS SA Registered	332,406	1,447,402

		1,447,402
SINGAPORE — 1.79%
Singapore Telecommunications Ltd.	3,717,550	10,776,361

		10,776,361
SPAIN — 4.90%
Telefonica SA	1,815,135	29,601,280

		29,601,280
SWEDEN — 2.18%
Millicom International Cellular SA SDR	30,267	3,018,406
Tele2 AB Class B	138,768	1,574,012
TeliaSonera AB	1,024,122	8,538,868

		13,131,286
SWITZERLAND — 0.95%
Swisscom AG Registered	10,797	5,716,880

		5,716,880
TAIWAN — 0.73%
Chunghwa Telecom Co. Ltd. SP ADR[a]	142,322	4,406,289

		4,406,289
UNITED KINGDOM — 18.49%
BT Group PLC	3,624,252	22,774,105
Vodafone Group PLC	22,646,088	88,892,911

		111,667,016
UNITED STATES — 28.91%
AT&T Inc.	2,430,918	85,471,077
CenturyLink Inc.	273,288	8,704,223
Crown Castle International Corp.[b]	153,990	11,307,485
Frontier Communications Corp.[a]	456,660	2,123,469
Verizon Communications Inc.	1,318,827	64,807,159
Windstream Holdings Inc.[a]	271,341	2,165,301

		174,578,714

TOTAL COMMON STOCKS (Cost: $559,788,892)		600,047,480

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

December 31, 2013

Security	Shares	Value

PREFERRED STOCKS — 0.10%

BRAZIL — 0.10%
Oi SA SP ADR[a]	381,612	$606,763

		606,763

TOTAL PREFERRED STOCKS (Cost: $1,614,246)		606,763

SHORT-TERM INVESTMENTS — 0.93%

MONEY MARKET FUNDS — 0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	5,223,639	5,223,639
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	305,965	305,965
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	50,789	50,789

		5,580,393

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,580,393)		5,580,393

TOTAL INVESTMENTS IN SECURITIES — 100.41% (Cost: $566,983,531)		606,234,636
Other Assets, Less Liabilities — (0.41)%		(2,454,801)

NET ASSETS — 100.00%		$603,779,835

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

120

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 95.99%

BRAZIL — 4.90%
Duratex SA	1,117,210	$6,227,111
Fibria Celulose SA SP ADR[a,b]	981,540	11,464,387

		17,691,498
CANADA — 13.22%
Canfor Corp.[a]	729,828	18,312,673
West Fraser Timber Co. Ltd.	301,644	29,412,064

		47,724,737
FINLAND — 8.73%
Stora Enso OYJ Class R	1,510,272	15,181,468
UPM-Kymmene OYJ	964,440	16,319,501

		31,500,969
HONG KONG — 1.80%
Nine Dragons Paper (Holdings) Ltd.[b]	7,447,000	6,482,960

		6,482,960
IRELAND — 4.17%
Smurfit Kappa Group PLC	610,812	15,032,192

		15,032,192
JAPAN — 9.48%
Nippon Paper Industries Co. Ltd.[b]	511,000	9,499,967
Oji Holdings Corp.	3,157,000	16,189,744
Sumitomo Forestry Co. Ltd.	729,600	8,503,496

		34,193,207
SOUTH AFRICA — 1.76%
Sappi Ltd.[a]	2,035,356	6,364,283

		6,364,283
SWEDEN — 2.28%
Holmen AB Class B	225,492	8,212,029

		8,212,029
UNITED KINGDOM — 3.83%
Mondi PLC	798,228	13,828,792

		13,828,792
UNITED STATES — 45.82%
Deltic Timber Corp.	99,408	6,753,780
International Paper Co.	290,472	14,241,842
KapStone Paper and Packaging Corp.[a]	177,612	9,921,406
MeadWestvaco Corp.	358,188	13,227,883
Packaging Corp. of America	233,472	14,774,108

Security	Shares	Value

Plum Creek Timber Co. Inc.[b]	569,088	$26,468,283
Potlatch Corp.	359,100	14,988,834
Rayonier Inc.	481,992	20,291,863
Sonoco Products Co.	352,944	14,724,824
Weyerhaeuser Co.	949,392	29,972,305

		165,365,128

TOTAL COMMON STOCKS (Cost: $271,609,909)		346,395,795

PREFERRED STOCKS — 3.74%

BRAZIL — 3.74%
Klabin SA	2,599,200	13,506,916

		13,506,916

TOTAL PREFERRED STOCKS (Cost: $16,859,994)		13,506,916

SHORT-TERM INVESTMENTS — 5.99%

MONEY MARKET FUNDS — 5.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	19,868,459	19,868,459
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,163,758	1,163,758
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	581,232	581,232

		21,613,449

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,613,449)		21,613,449

TOTAL INVESTMENTS IN SECURITIES — 105.72% (Cost: $310,083,352)		381,516,160
Other Assets, Less Liabilities — (5.72)%		(20,632,271)

NET ASSETS — 100.00%		$360,883,889

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

121

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL UTILITIES ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.03%

AUSTRALIA — 1.23%
AGL Energy Ltd.	121,929	$1,639,529
APA Group	183,524	985,138

		2,624,667
BRAZIL — 0.18%
CPFL Energia SA SP ADR	24,444	391,348

		391,348
CANADA — 0.98%
Fortis Inc.	46,657	1,337,135
TransAlta Corp.	58,976	748,232

		2,085,367
CHILE — 1.09%
Empresa Nacional de Electricidad SA SP ADR	23,959	1,068,092
Enersis SA SP ADR	84,196	1,262,098

		2,330,190
FINLAND — 1.03%
Fortum OYJ	95,933	2,198,333

		2,198,333
FRANCE — 6.08%
Electricite de France SA	65,184	2,307,034
GDF Suez	334,747	7,885,316
Suez Environnement SA	63,729	1,143,795
Veolia Environnement	101,559	1,659,026

		12,995,171
GERMANY — 5.67%
E.ON SE	440,962	8,151,267
RWE AG	107,864	3,954,332

		12,105,599
HONG KONG — 4.05%
CLP Holdings Ltd. [a]	436,500	3,450,904
Hong Kong and China Gas Co. Ltd. (The)a	1,261,560	2,892,863
Power Assets Holdings Ltd.	291,000	2,313,739

		8,657,506
ITALY — 4.84%
Enel SpA	1,429,683	6,252,878
Snam SpA	454,057	2,543,965
Terna SpA	308,072	1,541,812

		10,338,655

Security	Shares	Value

JAPAN — 4.98%
Chubu Electric Power Co. Inc.	155,200	$2,006,725
Kansai Electric Power Co. Inc. (The)[b]	174,600	2,008,386
Kyushu Electric Power Co. Inc.[b]	106,700	1,362,365
Osaka Gas Co. Ltd.	443,000	1,740,726
Tokyo Electric Power Co. Inc.[a,b]	184,300	906,551
Tokyo Gas Co. Ltd.	531,000	2,616,983

		10,641,736
PORTUGAL — 0.91%
Energias de Portugal SA	530,687	1,952,464

		1,952,464
SPAIN — 5.75%
Acciona SA	5,723	329,359
Enagas SA	44,717	1,170,429
Gas Natural SDG SA	77,018	1,984,043
Iberdrola SA	1,130,244	7,218,638
Red Electrica Corporacion SA	23,862	1,594,711

		12,297,180
UNITED KINGDOM — 12.53%
Centrica PLC	1,144,309	6,589,821
Drax Group PLC	88,464	1,172,880
National Grid PLC	848,750	11,077,241
Severn Trent PLC	52,574	1,484,639
SSE PLC	211,169	4,791,553
United Utilities Group PLC	150,447	1,673,228

		26,789,362
UNITED STATES — 49.71%
AES Corp. (The)	145,015	2,104,168
AGL Resources Inc.	26,190	1,236,954
Ameren Corp.	53,350	1,929,136
American Electric Power Co. Inc.	107,282	5,014,361
CenterPoint Energy Inc.	94,381	2,187,752
CMS Energy Corp.	58,491	1,565,804
Consolidated Edison Inc.	64,505	3,565,836
Dominion Resources Inc.	127,749	8,264,083
DTE Energy Co.	38,897	2,582,372
Duke Energy Corp.	155,491	10,730,434
Edison International	71,877	3,327,905
Entergy Corp.	39,285	2,485,562
Exelon Corp.	188,859	5,172,848
FirstEnergy Corp.	92,247	3,042,306
Integrys Energy Group Inc.	17,557	955,276
NextEra Energy Inc.	94,866	8,122,427
NiSource Inc.	68,967	2,267,635
Northeast Utilities	69,258	2,935,847
NRG Energy Inc.	71,392	2,050,378
ONEOK Inc.	45,396	2,822,723
Pepco Holdings Inc.	55,096	1,053,986
PG&E Corp.	98,843	3,981,396
Pinnacle West Capital Corp.	24,250	1,283,310
PPL Corp.	138,710	4,173,784
Public Service Enterprise Group Inc.	111,356	3,567,846
SCANA Corp.	30,846	1,447,603
Sempra Energy	50,052	4,492,667

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

December 31, 2013

Security	Shares	Value

Southern Co. (The)	194,097	$7,979,328
TECO Energy Inc.	45,202	779,282
Wisconsin Energy Corp.	49,955	2,065,140
Xcel Energy Inc.	109,513	3,059,793

		106,247,942

TOTAL COMMON STOCKS (Cost: $251,244,020)		211,655,520

PREFERRED STOCKS — 0.57%

BRAZIL — 0.57%
Companhia Energetica de Minas Gerais SP ADR	119,019	927,158
Companhia Paranaense de Energia Class B SP ADR[a]	22,407	294,428

		1,221,586

TOTAL PREFERRED STOCKS (Cost: $1,842,420)		1,221,586

SHORT-TERM INVESTMENTS — 1.98%

MONEY MARKET FUNDS — 1.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	3,826,446	3,826,446
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	224,127	224,127
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	185,615	185,615

		4,236,188

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,236,188)		4,236,188

TOTAL INVESTMENTS IN SECURITIES — 101.58% (Cost: $257,322,628)		217,113,294
Other Assets, Less Liabilities — (1.58)%		(3,371,151)

NET ASSETS — 100.00%		$213,742,143

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

123

Consolidated Schedule of Investments  (Unaudited)

iSHARES® INDIA 50 ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.94%

AUTOMOBILES — 9.05%
Bajaj Auto Ltd.	182,276	$5,632,083
Hero Motocorp Ltd.	162,202	5,443,147
Mahindra & Mahindra Ltd.	627,785	9,584,907
Maruti Suzuki India Ltd.	183,450	5,232,444
Tata Motors Ltd.	2,438,281	14,840,425

		40,733,006
CHEMICALS — 1.08%
Asian Paints Ltd.	612,299	4,851,462

		4,851,462
COMMERCIAL BANKS — 18.06%
Axis Bank Ltd.	429,701	9,029,679
Bank of Baroda	277,833	2,900,192
HDFC Bank Ltd.	2,515,726	27,086,488
ICICI Bank Ltd.	1,570,901	27,910,053
IndusInd Bank Ltd.	597,056	4,061,632
Punjab National Bank Ltd.	200	2,026
State Bank of India	358,261	10,233,546

		81,223,616
CONSTRUCTION & ENGINEERING — 4.27%
Larsen & Toubro Ltd.	1,109,630	19,203,323

		19,203,323
CONSTRUCTION MATERIALS — 2.19%
ACC Ltd.	139,725	2,505,075
Ambuja Cements Ltd.	1,089,058	3,216,501
Grasim Industries Ltd.	200	8,779
Ultratech Cement Ltd.	144,593	4,124,615

		9,854,970
DIVERSIFIED FINANCIAL SERVICES — 2.04%
IDFC Ltd.	1,668,288	2,956,613
Kotak Mahindra Bank Ltd.	526,440	6,199,296

		9,155,909
ELECTRIC UTILITIES — 1.81%
Power Grid Corp. of India Ltd.	2,962,508	4,785,617
Tata Power Co. Ltd.	2,263,822	3,343,981

		8,129,598
ELECTRICAL EQUIPMENT — 0.73%
Bharat Heavy Electricals Ltd.	1,142,001	3,266,685

		3,266,685

Security	Shares	Value

GAS UTILITIES — 0.77%
GAIL (India) Ltd.	623,581	$3,451,539

		3,451,539
HOUSEHOLD PRODUCTS — 1.96%
Hindustan Unilever Ltd.	956,386	8,825,026

		8,825,026
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.39%
NTPC Ltd.	2,825,253	6,258,797

		6,258,797
INDUSTRIAL CONGLOMERATES — 0.35%
Jaiprakash Associates Ltd.	1,802,558	1,587,085

		1,587,085
IT SERVICES — 16.87%
HCL Technologies Ltd.	357,636	7,301,343
Infosys Ltd.	648,842	36,570,904
Tata Consultancy Services Ltd.	685,093	24,062,032
Wipro Ltd.	878,545	7,944,090

		75,878,369
METALS & MINING — 4.52%
Hindalco Industries Ltd.	1,796,418	3,561,319
Jindal Steel & Power Ltd.	553,857	2,337,497
NMDC Ltd.	1,126,817	2,585,525
Sesa Sterlite Ltd.	1,690,444	5,520,235
Tata Steel Ltd.	923,803	6,336,698

		20,341,274
OIL, GAS & CONSUMABLE FUELS — 11.93%
Bharat Petroleum Corp. Ltd.	361,813	2,035,408
Cairn India Ltd.	803,159	4,204,596
Coal India Ltd.	874,467	4,100,666
Oil & Natural Gas Corp. Ltd.	2,399,063	11,207,330
Reliance Industries Ltd.	2,218,190	32,109,370

		53,657,370
PHARMACEUTICALS — 5.99%
Cipla Ltd.	683,033	4,426,723
Dr. Reddy’s Laboratories Ltd.	170,381	6,983,024
Lupin Ltd.	318,326	4,674,581
Ranbaxy Laboratories Ltd.[a]	219,984	1,612,285
Sun Pharmaceuticals Industries Ltd.	1,005,709	9,228,113

		26,924,726
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.39%
DLF Ltd.	659,009	1,776,396

		1,776,396

124

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

December 31, 2013

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 6.04%
Housing Development Finance Corp. Ltd.	2,115,696	$27,185,800

		27,185,800
TOBACCO — 8.59%
ITC Ltd.	7,423,662	38,635,334

		38,635,334
WIRELESS TELECOMMUNICATION SERVICES — 1.91%
Bharti Airtel Ltd.	1,610,315	8,599,370

		8,599,370

TOTAL COMMON STOCKS (Cost: $432,051,234)		449,539,655

TOTAL INVESTMENTS IN SECURITIES — 99.94% (Cost: $432,051,234)		449,539,655
Other Assets, Less Liabilities — 0.06%		287,464

NET ASSETS — 100.00%		$449,827,119

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

125

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.95%

AUSTRALIA — 11.91%
Abacus Property Group	76,489	$158,760
ALE Property Group	46,354	112,800
Aspen Group Ltd.	32,225	45,552
Astro Japan Property Trust	19,502	60,194
Australand Property Group	94,717	326,243
Aveo Group	87,561	161,373
BGP Holdings PLC[a,b]	1,986,852	27
BWP Trust	132,447	259,501
Cedar Woods Properties Ltd.	14,896	101,816
CFS Retail Property Trust Group	663,509	1,154,568
Challenger Diversified Property Group	30,135	67,401
Charter Hall Group	61,005	199,210
Charter Hall Retail REIT	79,527	255,424
Commonwealth Property Office Fund	543,067	604,889
Cromwell Group	349,370	304,750
Dexus Property Group	1,269,198	1,141,165
Federation Centres	386,316	808,745
Finbar Group Ltd.	39,641	56,566
Goodman Group	405,524	1,716,053
GPT Group	421,694	1,282,713
Growthpoint Properties Australia Ltd.	32,389	71,573
Ingenia Communities Group	191,737	89,199
Investa Office Fund	166,306	465,699
Lend Lease Group	142,100	1,416,225
Mirvac Group	983,724	1,478,548
Peet Ltd.[a]	80,556	97,294
Shopping Centres Australasia Property Group	176,351	243,758
Stockland Corp. Ltd.	622,349	2,009,991
Sunland Group Ltd.	41,454	50,994
Westfield Group	522,781	4,719,152
Westfield Retail Trust	806,442	2,142,805

		21,602,988
AUSTRIA — 1.28%
Atrium European Real Estate Ltd.	48,216	277,716
CA Immobilien Anlagen AG	19,796	351,339
conwert Immobilien Invest SE	18,032	231,799
IMMOEAST AG Escrow[a,b]	100,152	1
IMMOFINANZ AG	289,198	1,342,149
IMMOFINANZ AG Escrow[a,b]	112,716	2
S IMMO AG	16,464	120,012

		2,323,018
BELGIUM — 0.68%
Aedifica SA	2,548	180,923
Befimmo SA	4,655	323,604
Cofinimmo SA	4,214	521,149
Warehouses De Pauw SCA	2,940	213,497

		1,239,173

Security	Shares	Value

CANADA — 4.69%
Allied Properties Real Estate Investment Trust	9,212	$284,033
Artis Real Estate Investment Trust	16,121	225,466
Boardwalk Real Estate Investment Trust	7,154	402,981
Brookfield Office Properties Canada	4,655	116,539
Brookfield Office Properties Inc.	67,179	1,292,998
Calloway Real Estate Investment Trust	15,533	367,821
Canadian Apartment Properties Real Estate Investment Trust	14,210	284,200
Canadian Real Estate Investment Trust	9,310	380,023
Chartwell Retirement Residences	24,157	227,133
Choice Properties REIT	12,054	119,349
Cominar Real Estate Investment Trust	17,003	295,092
Crombie Real Estate Investment Trust	7,644	97,412
CT Real Estate Investment Trust	15,521	159,519
Dream Unlimited Corp. Class Aa	12,348	196,406
Dundee Industrial Real Estate Investment Trust	6,174	51,426
Dundee International Real Estate Investment Trust	13,818	109,504
Dundee Real Estate Investment Trust	14,259	386,771
First Capital Realty Inc.	26,117	435,324
Granite Real Estate Investment Trust	6,272	228,212
H&R Real Estate Investment Trust	36,162	728,345
HealthLease Properties Real Estate Investment Trust	3,185	29,347
InnVest Real Estate Investment Trust	13,622	59,873
InterRent Real Estate Investment Trust	7,840	39,477
Killam Properties Inc.	15,092	148,860
Mainstreet Equity Corp.[a]	2,009	68,977
Melcor Developments Ltd.	4,067	76,747
Milestone Apartments Real Estate Investment Trust	3,920	34,828
Morguard Corp.	1,666	196,612
Morguard North American Residential Real Estate Investment Trust	3,283	29,076
Morguard Real Estate Investment Trust	9,114	141,106
Northern Property Real Estate Investment Trust	4,802	125,417
NorthWest Healthcare Properties Real Estate Investment Trust	6,223	61,146
Plazacorp Retail Properties Ltd.[c]	13,083	53,563
Pure Industrial Real Estate Trust	16,807	75,454
Retrocom Real Estate Investment Trust	7,546	33,096
RioCan Real Estate Investment Trust	40,523	944,710

		8,506,843
DENMARK — 0.04%
Jeudan A/S	588	67,335

		67,335
FINLAND — 0.39%
Citycon OYJ	61,397	216,581
Sponda OYJ	65,464	308,505
Technopolis OYJ	29,351	175,932

		701,018
FRANCE — 6.33%
Altarea	980	172,850
ANF Immobilier	2,450	75,352
Fonciere des Regions	12,054	1,042,265
Gecina SA	7,203	953,133
Icade	9,261	863,550
Klepierre	26,558	1,232,722
Mercialys	14,896	313,021
Societe de la Tour Eiffel	1,568	104,942
Unibail-Rodamco SE	26,166	6,715,323

		11,473,158

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2013

Security	Shares	Value

GERMANY — 2.11%
Alstria Office REIT AG	19,992	$252,119
Deutsche Annington Immobilien SEa	686	17,015
Deutsche EuroShop AG	12,446	545,798
Deutsche Wohnen AG Bearer	42,829	828,292
Deutsche Wohnen AG Newa	32,239	599,498
DIC Asset AG	10,822	99,762
GAGFAH SAa	30,821	454,427
Hamborner REIT AG	11,172	112,949
LEG Immobilien AG	5,635	333,496
PATRIZIA Immobilien AGa	8,232	86,946
Prime Office REIT AGa	14,357	61,130
TAG Immobilien AG	35,672	431,574

		3,823,006
HONG KONG — 15.78%
Beijing Properties Holdings Ltd.[a]	490,000	38,549
Champion REIT	833,000	368,491
Cheung Kong (Holdings) Ltd.	343,000	5,414,567
China New Town Development Co. Ltd.[a]	833,000	76,531
Chinese Estates Holdings Ltd.[c]	122,500	380,751
CSI Properties Ltd.	1,168,000	49,710
Emperor International Holdings Ltd.	295,000	79,897
Far East Consortium International Ltd.	196,000	73,559
Fortune REIT	343,000	273,825
Fragrance Group Ltd.[c]	343,000	65,199
Gemdale Properties and Investment Corp. Ltd.[a]	294,000	26,542
Goldin Properties Holdings Ltd.[a,c]	392,000	165,319
Great Eagle Holdings Ltd.[c]	98,000	335,567
Greenland Hong Kong Holdings Ltd.	147,000	71,474
Hang Lung Group Ltd.[c]	245,000	1,237,047
Hang Lung Properties Ltd.	637,000	2,012,768
Henderson Land Development Co. Ltd.	294,422	1,680,242
HKR International Ltd.	117,600	54,601
Hongkong Land Holdings Ltd.	343,000	2,023,700
Hutchison Harbour Ring Ltd.	392,000	31,345
Hysan Development Co. Ltd.	196,000	844,288
K. Wah International Holdings Ltd.	294,000	178,210
Kerry Properties Ltd.	196,000	679,981
Kowloon Development Co. Ltd.	98,000	120,703
Lai Fung Holdings Ltd.	1,862,000	47,068
Lai Sun Development Co. Ltd.[a]	2,989,000	80,953
Link REIT (The)	612,500	2,970,176
New World China Land Ltd.[c]	785,999	380,138
Prosperity REIT[c]	343,000	99,975
Regal REIT	196,000	56,370
Sino Land Co. Ltd.	882,000	1,205,765
Sinolink Worldwide Holdings Ltd.[a]	588,000	55,359
Soundwill Holdings Ltd.	26,000	49,359
SRE Group Ltd.[a]	686,000	23,445
Sun Hung Kai Properties Ltd.	392,000	4,972,200
Sunlight REIT[c]	245,000	94,793
Swire Properties Ltd.	254,800	644,086
TAI Cheung Holdings Ltd.	98,000	74,191
Tian An China Investments Co. Ltd.	245,200	202,390
Wheelock and Co. Ltd.	245,000	1,126,455
Yuexiu Real Estate Investment Trust[c]	490,000	238,878

		28,604,467
IRELAND — 0.07%
Green REIT PLC[a]	63,161	125,501

		125,501

Security	Shares	Value

ISRAEL — 0.74%
Africa Israel Investments Ltd.[a]	24,696	$49,229
Airport City Ltd.[a]	8,869	81,714
Alony Hetz Properties & Investments Ltd.	18,914	132,196
Amot Investments Ltd.	24,206	73,852
Azrieli Group Ltd.	7,644	254,139
Gazit Globe Ltd.	20,825	280,007
Jerusalem Economy Ltd.	1,470	14,624
Jerusalem Oil Exploration Ltd.[a]	2,107	81,949
Melisron Ltd.	4,018	109,044
Nitsba Holdings (1995) Ltd.[a]	7,252	106,242
Norstar Holdings Inc.	3,871	113,755
REIT 1 Ltd.	19,649	48,021

		1,344,772
ITALY — 0.14%
Beni Stabili SpA	223,048	150,601
Immobiliare Grande Distribuzione SpA	43,904	52,330
Prelios SpA[a,c]	55,272	43,984

		246,915
JAPAN — 31.13%
Activia Properties Inc.	49	386,480
Advance Residence Investment Corp.	343	740,793
AEON Mall Co. Ltd.	29,480	827,701
AEON REIT Investment Corp.[a]	196	240,932
Daibiru Corp.	14,700	180,000
Daikyo Inc.	98,000	266,667
Daito Trust Construction Co. Ltd.	21,500	2,010,799
Daiwa House Industry Co. Ltd.	179,000	3,465,725
Daiwa House REIT Investment Corp.	49	368,298
Daiwa Office Investment Corp.	49	229,137
Daiwahouse Residential Investment Corp.	98	391,142
Frontier Real Estate Investment Corp.	98	484,848
Fukuoka REIT Corp.	49	397,203
Global One Real Estate Investment Corp. Ltd.	49	333,333
GLP J-Reit	588	575,105
Goldcrest Co. Ltd.	4,900	127,459
Heiwa Real Estate Co. Ltd.	9,800	170,256
Heiwa Real Estate REIT Inc.[c]	196	151,049
Hulic Co. Ltd.	102,900	1,522,378
Ichigo Real Estate Investment Corp.	245	150,350
Industrial & Infrastructure Fund Investment Corp.	49	408,858
Japan Excellent Inc.	255	299,144
Japan Hotel REIT Investment Corp.	686	328,951
Japan Logistics Fund Inc.	49	519,813
Japan Prime Realty Investment Corp.	196	628,438
Japan Real Estate Investment Corp.	294	1,577,622
Japan Rental Housing Investments Inc.	196	120,280
Japan Retail Fund Investment Corp.	588	1,198,322
Kenedix Realty Investment Corp.	49	232,867
Kenedix Residential Investment Corp.	49	106,107
Leopalace21 Corp.[a]	63,700	336,970
MID REIT Inc.	49	109,371
Mitsubishi Estate Co. Ltd.	372,000	11,131,155

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2013

Security	Shares	Value

Mitsui Fudosan Co. Ltd.	245,556	$8,842,866
Mori Hills REIT Investment Corp.	49	325,408
MORI TRUST Sogo REIT Inc.	49	390,676
Nippon Accommodations Fund Inc.	49	330,070
Nippon Building Fund Inc.	392	2,282,517
Nippon Prologis REIT Inc.	98	937,995
Nomura Real Estate Holdings Inc.	34,300	772,774
Nomura Real Estate Office Fund Inc.	98	455,944
Nomura Real Estate Residential Fund Inc.	49	254,079
NTT Urban Development Corp.	29,400	338,182
ORIX JREIT Inc.	441	552,587
Premier Investment Corp.	49	189,744
Sekisui House SI Investment Corp.	49	238,695
Starts Proceed Investment Corp.	49	82,051
Sumitomo Realty & Development Co. Ltd.	126,000	6,269,730
Takara Leben Co. Ltd.	19,600	66,760
TOC Co. Ltd.	24,500	195,571
Tokyo Tatemono Co. Ltd.	98,000	1,089,044
Tokyo Theatres Co. Inc.	49,000	73,660
Tokyu Fudosan Holdings Corp.[a]	137,200	1,292,308
TOKYU REIT Inc.	49	302,564
Top REIT Inc.	49	230,303
United Urban Investment Corp.	637	916,970

		56,448,051
NETHERLANDS — 1.38%
Corio NV	26,558	1,192,101
Eurocommercial Properties NV	9,751	414,647
Nieuwe Steen Investments NV	30,282	191,945
VastNed Retail NV	5,292	240,530
Wereldhave NV	5,929	467,071

		2,506,294
NEW ZEALAND — 0.61%
Argosy Property Ltd.	214,571	161,591
DNZ Property Fund Ltd.	81,144	102,182
Goodman Property Trust	266,217	215,823
Kiwi Income Property Trust	268,520	238,686
Precinct Properties New Zealand Ltd.	222,362	181,185
Property for Industry Ltd.	117,061	124,288
Vital Healthcare Property Trust	72,912	76,813

		1,100,568
NORWAY — 0.19%
Norwegian Property ASA	138,082	165,466
Olav Thon Eiendomsselskap ASA	833	146,915
Selvaag Bolig ASA[a]	13,230	38,598

		350,979
SINGAPORE — 8.66%
AIMS AMP Capital Industrial REIT	98,200	111,220
Ascendas Hospitality Trust	147,000	83,827
Ascendas India Trust	196,000	105,560
Ascendas REIT	539,935	940,802
Ascott Residence Trust	147,560	140,828
Bukit Sembawang Estates Ltd.[c]	49,000	238,674
Cache Logistics Trust	196,000	173,087
Cambridge Industrial Trust[c]	343,440	187,687
CapitaCommercial Trust	588,000	675,273

Security	Shares	Value

CapitaLand Ltd.	686,000	$1,646,270
CapitaMall Trust Management Ltd.	735,000	1,108,962
CapitaMalls Asia Ltd.	392,000	608,522
CapitaRetail China Trust	155,460	163,759
CDL Hospitality Trusts	196,000	254,586
City Developments Ltd.	147,000	1,117,694
Croesus Retail Trust[a]	98,000	68,692
Far East Holdings Ltd.[c]	49,000	72,378
Far East Hospitality Trust	196,000	130,398
First REIT	147,000	123,412
Forterra Treasury China Trust[a,c]	49,000	84,215
Frasers Centrepoint Trust	147,000	204,910
Frasers Commercial Trust	98,600	99,178
Global Logistic Properties Ltd.	833,000	1,906,677
GuocoLand Ltd.[c]	98,000	175,416
Ho Bee Land Ltd.	49,000	82,275
Keppel Land Ltd.	196,000	518,486
Keppel REIT Management Ltd.	196,100	184,048
Lippo Malls Indonesia Retail Trust	470,000	154,483
Mapletree Commercial Trust	343,000	323,277
Mapletree Greater China Commercial Trust[c]	441,000	293,394
Mapletree Industrial Trust	343,640	363,345
Mapletree Logistics Trust	441,040	368,523
Oxley Holdings Ltd.[c]	98,000	44,242
Parkway Life REIT	98,000	182,401
Perennial China Retail Trust[c]	196,000	82,275
Religare Health Trust	98,000	60,154
Sabana Shari’ah Compliant Industrial REIT	147,000	125,740
Saizen REIT[c]	65,800	48,206
Sinarmas Land Ltd.	294,000	111,769
Soilbuild Business Space REIT[c]	147,000	89,648
Starhill Global REIT	441,000	274,184
Suntec REIT[c]	637,000	776,952
United Industrial Corp. Ltd.[c]	47,000	110,558
UOL Group Ltd.	147,000	720,679
Wheelock Properties (Singapore) Ltd.[c]	98,000	131,562
Wing Tai Holdings Ltd.[c]	147,550	229,634

		15,697,862
SPAIN — 0.02%
Inmobiliaria Colonial SAa	21,266	30,681

		30,681
SWEDEN — 1.73%
Atrium Ljungberg AB	8,134	111,449
Castellum AB	46,256	720,927
Dios Fastigheter AB	13,230	93,932
Fabege AB	38,318	458,198
Fastighets AB Balder Class Ba	17,640	181,272
Hufvudstaden AB Class A	31,556	423,279
Klovern AB	27,490	121,986
Kungsleden AB	36,799	247,519
Wallenstam AB Class B	29,351	444,428
Wihlborgs Fastigheter AB	18,571	333,246

		3,136,236
SWITZERLAND — 1.68%
Allreal Holding AG Registered	2,303	319,807
Intershop Holdings AG Bearer	294	110,744
Mobimo Holding AG Registered	1,715	358,871

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2013

Security	Shares	Value

PSP Swiss Property AG Registered	10,633	$902,672
Swiss Prime Site AG Registered	16,562	1,285,890
Zug Estates Holding AG Bearera	49	64,022

		3,042,006
UNITED KINGDOM — 9.39%
A&J Mucklow Group PLC	14,749	117,010
Big Yellow Group PLC	34,398	272,325
British Land Co. PLC	268,863	2,800,962
Capital & Counties Properties PLC	180,271	982,905
CLS Holdings PLC[a]	3,871	88,412
Derwent London PLC	23,373	965,852
Development Securities PLC	34,741	153,487
Grainger PLC	115,346	389,343
Great Portland Estates PLC	94,129	933,847
Hammerson PLC	192,913	1,603,950
Hansteen Holdings PLC	173,656	311,202
Helical Bar PLC	29,106	157,395
Intu Properties PLC	181,790	933,076
Land Securities Group PLC	210,406	3,357,650
LondonMetric Property PLC	164,885	377,684
Primary Health Properties PLC	26,901	157,278
Quintain Estates and Development PLC[a]	143,521	224,633
Raven Russia Ltd.[c]	155,036	204,139
Redefine International PLC	92,022	91,066
Safestore Holdings PLC	49,833	132,883
Schroder REIT Ltd.	106,232	87,973
SEGRO PLC	200,067	1,106,745
Shaftesbury PLC	68,796	714,425
St. Modwen Properties PLC	47,971	291,827
UNITE Group PLC	47,677	317,913
Workspace Group PLC	28,910	252,818

		17,026,800

TOTAL COMMON STOCKS (Cost: $167,093,453)		179,397,671

INVESTMENT COMPANIES — 0.44%

SWITZERLAND — 0.14%
Solvalor 61 Fund	1,078	260,606

		260,606
UNITED KINGDOM — 0.30%
F&C Commercial Property Trust Ltd.	146,510	292,402
Picton Property Income Ltd.	102,851	95,394
UK Commercial Property Trust Ltd.	119,560	152,476

		540,272

TOTAL INVESTMENT COMPANIES (Cost: $743,993)		800,878

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.61%

MONEY MARKET FUNDS — 1.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	2,705,933	$2,705,933
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	158,495	158,495
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	42,714	42,714

		2,907,142

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,907,142)		2,907,142

TOTAL INVESTMENTS IN SECURITIES — 101.00% (Cost: $170,744,588)		183,105,691
Other Assets, Less Liabilities — (1.00)%		(1,805,775)

NET ASSETS — 100.00%		$181,299,916

a Non-income earning security.

b Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.

c All or a portion of this security represents a security on loan. See Note 3.

d Affiliated issuer. See Note 2.

e The rate quoted is the annualized seven-day yield of the fund at period end.

f All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

129

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

December 31, 2013

Security	Shares	Value

PREFERRED STOCKS — 99.62%

CANADA — 66.93%
Algonquin Power & Utilities Corp., 4.50%[a]	9,996	$197,004
Bank of Montreal Series 23, 5.40%[a]	33,321	818,521
Bank of Nova Scotia, 2.98%[a]	13,125	320,065
Bank of Nova Scotia, 3.35%[a]	15,615	372,849
Bank of Nova Scotia, 3.61%[a]	29,155	693,683
Bank of Nova Scotia Series 30, 3.85%[a]	22,075	496,558
Bank of Nova Scotia Series 32, 3.70%[a]	33,208	748,235
BCE Inc., 4.54%[a]	30,357	609,997
BCE Inc. Series AK, 4.15%[a]	52,063	1,077,030
Brookfield Asset Management Inc., 4.85%	16,660	306,701
Brookfield Asset Management Inc., 4.90%	16,660	311,091
Brookfield Asset Management Inc. Series 32, 4.50%[a]	24,990	594,821
Brookfield Asset Management Inc. Series 34, 4.20%[a]	20,825	479,220
Brookfield Office Properties Inc. Series T, 4.60%[a]	20,825	449,036
Canadian Utilities Ltd. Series AA, 4.90%	12,495	270,480
Capital Power Corp., 4.60%[a]	12,495	244,608
Emera Inc. Series C, 4.10%[a]	20,825	485,100
Enbridge Inc., 4.00%[a]	17,340	380,909
Enbridge Inc. Series 3, 4.00%[a]	23,120	500,480
Enbridge Inc. Series B, 4.00%[a]	19,266	437,905
Enbridge Inc. Series F, 4.00%[a]	19,266	430,833
Enbridge Inc. Series H, 4.00%[a]	13,486	287,490
Enbridge Inc. Series N, 4.00%[a]	17,340	399,024
Enbridge Inc. Series P, 4.00%[a]	15,413	342,495
Enbridge Inc. Series R, 4.00%[a]	15,413	344,526
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	19,784	451,541
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	20,825	501,564
Intact Financial Corp. Series 3, 4.20%[a]	20,825	504,896
Manulife Financial Corp., 4.00%[a]	16,660	396,390
Manulife Financial Corp. Series 1-7, 4.60%[a]	20,826	506,880
Manulife Financial Corp. Series 4, 6.60%[a]	37,485	901,051
Manulife Financial Corp. Series 9, 4.40%[a]	20,826	507,860
National Bank of Canada, 3.80%[a]	16,660	399,213
Power Financial Corp. Series R, 5.50%	20,825	479,416
Power Financial Corp. Series S, 4.80%	24,990	518,616
Sun Life Financial Inc. Series 4, 4.45%	24,990	491,098
Toronto-Dominion Bank (The) Series AG, 6.25%[a]	31,238	753,534
Toronto-Dominion Bank (The) Series AK, 6.25%[a]	29,155	708,501
Toronto-Dominion Bank (The) Series S, 3.37%[a]	11,219	266,088
TransCanada Corp., 4.00%[a]	49,981	1,181,198
TransCanada Corp. Series 1, 4.60%[a]	45,815	1,022,806
TransCanada Corp. Series 3, 4.00%[a]	29,155	558,953

		21,748,266
SINGAPORE — 3.86%
City Developments Ltd., 0.00%[a]	689,053	583,943
Oversea Chinese Banking, 4.20%	824,372	669,239

		1,253,182
SWEDEN — 1.57%
Sagax AB, 0.00%	104,127	510,697

		510,697

Security	Shares	Value

UNITED KINGDOM — 27.26%
Aviva PLC, 8.38%	208,252	$438,045
Aviva PLC, 8.75%	208,252	445,805
Balfour Beatty PLC, 9.68%	233,243	451,981
Doric Nimrod Air Two Ltd., 0.00%	322,941	1,270,986
Ecclesiastical Insurance Group PLC, 8.63%	221,685	428,666
General Accident PLC, 7.88%	229,077	428,732
General Accident PLC, 8.88%	291,553	602,398
Lloyds Banking Group PLC, 9.25%	624,732	1,285,629
Lloyds Banking Group PLC, 9.75%	116,080	254,260
National Westminster Bank PLC Series A, 9.00%	291,553	595,155
Raven Russia Ltd., 12.00%	300,075	782,773
RSA Insurance Group PLC, 7.38%	260,315	454,860
Santander UK PLC, 10.38%	283,403	596,120
Standard Chartered PLC, 7.38%	199,995	380,928
Standard Chartered PLC, 8.25%	206,690	441,605

		8,857,943

TOTAL PREFERRED STOCKS (Cost: $34,591,692)		32,370,088

SHORT-TERM INVESTMENTS — 1.27%

MONEY MARKET FUNDS — 1.27%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	413,820	413,820

		413,820

TOTAL SHORT-TERM INVESTMENTS (Cost: $413,820)		413,820

TOTAL INVESTMENTS IN SECURITIES — 100.89% (Cost: $35,005,512)		32,783,908
Other Assets, Less Liabilities — (0.89)%		(290,660)

NET ASSETS — 100.00%		$32,493,248

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

AIR FREIGHT & LOGISTICS — 0.35%
Yamato Holdings Co. Ltd.	16,200	$327,684

		327,684
AIRLINES — 0.66%
ANA Holdings Inc.[a]	132,000	263,736
Japan Airlines Co. Ltd.	7,200	355,530

		619,266
AUTO COMPONENTS — 2.88%
Aisin Seiki Co. Ltd.	7,200	292,507
Bridgestone Corp.	25,800	976,966
Denso Corp.	20,400	1,077,208
Toyota Industries Corp.	7,800	352,134

		2,698,815
AUTOMOBILES — 12.85%
Fuji Heavy Industries Ltd.	25,200	722,877
Honda Motor Co. Ltd.	69,000	2,842,586
Isuzu Motors Ltd.	48,000	298,673
Nissan Motor Co. Ltd.	98,400	827,607
Suzuki Motor Corp.	17,400	468,172
Toyota Motor Corp.	112,800	6,890,024

		12,049,939
BEVERAGES — 1.11%
Asahi Group Holdings Ltd.	18,600	524,527
Kirin Holdings Co. Ltd.	36,000	518,225

		1,042,752
BUILDING PRODUCTS — 1.59%
Asahi Glass Co. Ltd.	48,000	298,673
Daikin Industries Ltd.	11,400	710,432
LIXIL Group Corp.	10,800	296,241
TOTO Ltd.	12,000	190,324

		1,495,670
CAPITAL MARKETS — 1.89%
Daiwa Securities Group Inc.	66,000	659,340
Nomura Holdings Inc.	145,200	1,117,614

		1,776,954
CHEMICALS — 3.04%
Asahi Kasei Corp.	48,000	376,309
JSR Corp.	7,800	151,095
Kuraray Co. Ltd.	13,200	157,363
Mitsubishi Chemical Holdings Corp.	57,000	263,565
Mitsui Chemicals Inc.	36,000	86,999
Nitto Denko Corp.	6,000	253,175
Shin-Etsu Chemical Co. Ltd.	15,600	911,317
Sumitomo Chemical Co. Ltd.	60,000	235,193
Toray Industries Inc.	60,000	415,585

		2,850,601

Security	Shares	Value

COMMERCIAL BANKS — 10.36%
Mitsubishi UFJ Financial Group Inc.	538,800	$3,557,654
Mizuho Financial Group Inc.	919,800	1,995,285
Resona Holdings Inc.	73,800	376,355
Shinsei Bank Ltd.	84,000	205,394
Sumitomo Mitsui Financial Group Inc.	54,000	2,784,644
Sumitomo Mitsui Trust Holdings Inc.	150,040	790,849

		9,710,181
COMMERCIAL SERVICES & SUPPLIES — 1.02%
Dai Nippon Printing Co. Ltd.	24,000	254,831
Secom Co. Ltd.	8,400	506,693
Toppan Printing Co. Ltd.	24,000	192,037

		953,561
COMPUTERS & PERIPHERALS — 0.24%
NEC Corp.	102,000	229,999

		229,999
CONSTRUCTION & ENGINEERING — 1.11%
JGC Corp.	10,000	392,465
Kajima Corp.	36,000	135,293
Obayashi Corp.	30,000	170,972
Shimizu Corp.	30,000	151,563
Taisei Corp.	42,000	191,009

		1,041,302
CONSTRUCTION MATERIALS — 0.20%
Taiheiyo Cement Corp.	48,000	184,501

		184,501
CONSUMER FINANCE — 0.17%
Credit Saison Co. Ltd.	6,000	157,899

		157,899
CONTAINERS & PACKAGING — 0.15%
Toyo Seikan Group Holdings Ltd.	6,600	141,852

		141,852
DIVERSIFIED FINANCIAL SERVICES — 0.90%
ORIX Corp.	48,000	843,499

		843,499
DIVERSIFIED TELECOMMUNICATION SERVICES— 1.65%
Nippon Telegraph and Telephone Corp.	28,800	1,550,906

		1,550,906
ELECTRIC UTILITIES — 1.15%
Chubu Electric Power Co. Inc.	27,000	349,108

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

December 31, 2013

Security	Shares	Value

Kansai Electric Power Co. Inc. (The)[b]	30,600	$351,985
Kyushu Electric Power Co. Inc.[b]	18,000	229,828
Tokyo Electric Power Co. Inc.[b]	30,600	150,518

		1,081,439
ELECTRICAL EQUIPMENT — 2.16%
Mitsubishi Electric Corp.	84,000	1,054,945
Nidec Corp.	4,800	470,387
Sumitomo Electric Industries Ltd.	30,000	500,642

		2,025,974
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.29%
FUJIFILM Holdings Corp.	18,600	527,535
Hirose Electric Co. Ltd.	1,200	171,029
Hitachi Ltd.	186,000	1,408,649
Hoya Corp.	16,200	450,372
Keyence Corp.	1,836	786,071
Kyocera Corp.	13,800	689,311
Murata Manufacturing Co. Ltd.	7,800	693,135
TDK Corp.	4,800	230,170

		4,956,272
FOOD & STAPLES RETAILING — 1.91%
AEON Co. Ltd.	29,400	398,601
Lawson Inc.	2,400	179,706
Seven & I Holdings Co. Ltd.	30,600	1,216,955

		1,795,262
FOOD PRODUCTS — 0.98%
Ajinomoto Co. Inc.	24,000	347,538
Nippon Meat Packers Inc.	8,000	137,463
Nissin Foods Holdings Co. Ltd.	3,000	126,730
Yakult Honsha Co. Ltd.	6,000	303,126

		914,857
GAS UTILITIES — 0.77%
Osaka Gas Co. Ltd.	72,000	282,917
Tokyo Gas Co. Ltd.	90,000	443,557

		726,474
HEALTH CARE EQUIPMENT & SUPPLIES — 0.34%
Terumo Corp.	6,600	318,367

		318,367
HOTELS, RESTAURANTS & LEISURE — 0.37%
Oriental Land Co. Ltd.	2,400	346,396

		346,396
HOUSEHOLD DURABLES — 2.34%
Panasonic Corp.	87,600	1,020,146
Sekisui House Ltd.	22,800	318,881
Sharp Corp.[b]	60,000	190,666
Sony Corp.	38,400	667,127

		2,196,820

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.36%
Unicharm Corp.	6,000	$342,515

		342,515
INDUSTRIAL CONGLOMERATES — 0.73%
Toshiba Corp.	162,000	681,262

		681,262
INSURANCE — 2.77%
Dai-ichi Life Insurance Co. Ltd. (The)	37,800	631,888
MS&AD Insurance Group Holdings Inc.	20,400	547,726
NKSJ Holdings Inc.	15,600	433,989
Tokio Marine Holdings Inc.	29,400	983,217

		2,596,820
INTERNET SOFTWARE & SERVICES — 0.30%
Yahoo! Japan Corp.	50,400	280,519

		280,519
IT SERVICES — 0.59%
Fujitsu Ltd.[b]	72,000	372,656
NTT Data Corp.	4,800	177,194

		549,850
LEISURE EQUIPMENT & PRODUCTS — 0.49%
Nikon Corp.	14,400	275,245
Sega Sammy Holdings Inc.	7,200	183,382

		458,627
MACHINERY — 5.59%
FANUC Corp.	7,200	1,318,681
Kawasaki Heavy Industries Ltd.	66,000	276,923
Komatsu Ltd.	37,200	756,352
Kubota Corp.	45,000	744,541
Makita Corp.	5,400	283,602
Mitsubishi Heavy Industries Ltd.	126,000	780,420
NGK Insulators Ltd.	12,000	228,115
NSK Ltd.	18,000	224,005
SMC Corp.	2,500	630,322

		5,242,961
MARINE — 0.46%
Mitsui O.S.K. Lines Ltd.	48,000	216,469
Nippon Yusen K.K.	66,000	210,989

		427,458
MEDIA — 0.42%
Dentsu Inc.	9,600	392,750

		392,750
METALS & MINING — 2.56%
JFE Holdings Inc.	21,625	514,778

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

December 31, 2013

Security	Shares	Value

Kobe Steel Ltd.[b]	108,000	$184,958
Mitsubishi Materials Corp.	48,000	177,194
Nippon Steel & Sumitomo Metal Corp.	360,045	1,205,802
Sumitomo Metal Mining Co. Ltd.	24,000	314,429

		2,397,161
OFFICE ELECTRONICS — 2.05%
Canon Inc.	43,850	1,389,282
Konica Minolta Holdings Inc.	21,000	209,590
Ricoh Co. Ltd.	30,000	319,110

		1,917,982
OIL, GAS & CONSUMABLE FUELS — 1.09%
INPEX Corp.	41,400	530,966
JX Holdings Inc.	95,440	491,252

		1,022,218
PAPER & FOREST PRODUCTS — 0.20%
Oji Holdings Corp.	36,000	184,615

		184,615
PERSONAL PRODUCTS — 0.92%
Kao Corp.	19,800	623,548
Shiseido Co. Ltd.	15,000	241,330

		864,878
PHARMACEUTICALS — 5.04%
Astellas Pharma Inc.	17,428	1,033,028
Chugai Pharmaceutical Co. Ltd.	7,800	172,542
Daiichi Sankyo Co. Ltd.	25,203	461,114
Eisai Co. Ltd.	10,200	395,462
Ono Pharmaceutical Co. Ltd.	4,200	368,032
Otsuka Holdings Co. Ltd.	19,800	572,684
Shionogi & Co. Ltd.	12,000	260,311
Taisho Pharmaceutical Holdings Co. Ltd.	2,400	165,092
Takeda Pharmaceutical Co. Ltd.	28,200	1,294,563

		4,722,828
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.56%
Daiwa House Industry Co. Ltd.	24,000	464,678
Mitsubishi Estate Co. Ltd.	54,000	1,615,813
Mitsui Fudosan Co. Ltd.	36,000	1,296,418
Sumitomo Realty & Development Co. Ltd.	18,000	895,676

		4,272,585
ROAD & RAIL — 3.59%
Central Japan Railway Co.	7,800	918,738
East Japan Railway Co.	15,000	1,195,947
Kintetsu Corp.	72,000	252,776
Nippon Express Co. Ltd.	36,000	174,340
Odakyu Electric Railway Co. Ltd.	24,000	217,154
Tokyu Corp.	42,000	272,128
West Japan Railway Co.	7,800	338,405

		3,369,488

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.57%
Rohm Co. Ltd.	3,600	$175,368
Tokyo Electron Ltd.	6,600	361,695

		537,063
SOFTWARE — 0.60%
Nintendo Co. Ltd.	4,200	559,840

		559,840
SPECIALTY RETAIL — 1.33%
Fast Retailing Co. Ltd.	2,400	991,009
Nitori Holdings Co. Ltd.	1,500	142,286
Yamada Denki Co. Ltd.	36,000	117,825

		1,251,120
TOBACCO — 1.54%
Japan Tobacco Inc.	44,400	1,444,727

		1,444,727
TRADING COMPANIES & DISTRIBUTORS — 4.26%
ITOCHU Corp.	60,000	741,544
Marubeni Corp.	66,000	474,725
Mitsubishi Corp.	63,000	1,208,991
Mitsui & Co. Ltd.	69,600	970,116
Sumitomo Corp.	47,400	595,741

		3,991,117
WIRELESS TELECOMMUNICATION SERVICES — 4.34%
NTT DOCOMO Inc.	52,800	866,562
SoftBank Corp.	36,600	3,203,654

		4,070,216

TOTAL COMMON STOCKS (Cost: $103,250,065)		93,615,842

SHORT-TERM INVESTMENTS — 0.33%

MONEY MARKET FUNDS — 0.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	261,862	261,862
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	15,338	15,338

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

December 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	30,781	$30,781

		307,981

TOTAL SHORT-TERM INVESTMENTS (Cost: $307,981)		307,981

TOTAL INVESTMENTS IN SECURITIES — 100.17% (Cost: $103,558,046)		93,923,823
Other Assets, Less Liabilities — (0.17)%		(158,427)

NET ASSETS — 100.00%		$93,765,396

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

134

Schedule of Investments  (Unaudited)

iSHARES® LATIN AMERICA 40 ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 66.44%

BRAZIL — 21.69%
AMBEV SA SP ADR	9,960,496	$73,209,646
Banco do Brasil SA	2,454,400	25,384,067
BM&F Bovespa SA	4,128,800	19,355,528
BRF - Brasil Foods SA SP ADR	1,415,544	29,542,403
CCR SA	1,892,800	14,256,673
Cielo SA	738,420	20,547,747
Companhia Siderurgica Nacional SA SP ADR[a]	1,659,216	10,287,139
CPFL Energia SA SP ADR	241,904	3,872,883
Embraer SA SP ADR	357,136	11,492,637

		207,948,723
CHILE — 10.77%
Banco de Chile	10,800,712	1,568,359
Banco de Chile SP ADR[a]	40,204	3,529,911
Banco Santander (Chile) SA SP ADR[a]	340,912	8,035,296
Cencosud SA	2,400,008	8,643,591
Empresa Nacional de Electricidad SA SP ADR	239,720	10,686,718
Empresas CMPC SA	2,972,944	7,276,060
Empresas Copec SA	1,110,096	14,872,477
Enersis SA SP ADR	839,800	12,588,602
LATAM Airlines Group SA SP ADR[a]	720,616	11,753,247
S.A.C.I. Falabella SA	2,122,224	19,035,192
Sociedad Quimica y Minera de Chile SA Series B SP ADR[a]	205,192	5,310,369

		103,299,822
COLOMBIA — 3.13%
Bancolombia SA SP ADR	187,096	9,171,446
Ecopetrol SA SP ADR[a]	540,904	20,797,759

		29,969,205
MEXICO — 27.09%
Alfa SAB de CV Series A	6,198,400	17,330,901
America Movil SAB de CV Series La	96,304,000	111,913,422
Cemex SAB de CV CPO[b]	24,752,053	28,990,772
Fomento Economico Mexicano SAB de CV BD Units	4,232,800	40,850,561
Grupo Elektra SAB de CVa	145,600	4,941,139
Grupo Televisa SAB de CV CPO	4,232,800	25,434,645
Wal-Mart de Mexico SAB de CV Series V	11,596,000	30,333,237

		259,794,677
PERU — 3.76%
Compania de Minas Buenaventura SAA SP ADR	404,456	4,537,996
Credicorp Ltd.	144,872	19,228,861
Southern Copper Corp.	426,712	12,250,901

		36,017,758

TOTAL COMMON STOCKS (Cost: $712,096,497)		637,030,185

Security	Shares	Value

PREFERRED STOCKS — 33.19%

BRAZIL — 33.19%
Banco Bradesco SA SP ADR	4,612,400	$57,793,372
Companhia Energetica de Minas Gerais SP ADR	1,186,016	9,239,065
Companhia Paranaense de Energia Class B SP ADR[a]	222,352	2,921,705
Gerdau SA SP ADR	1,959,984	15,366,275
Itau Unibanco Holding SA SP ADR	5,503,056	74,676,470
Itausa - Investimentos Itau SA	6,562,496	24,756,263
Oi SA SP ADR[a]	1,809,912	2,877,760
Petroleo Brasileiro SA SP ADR	4,483,336	65,860,206
Vale SA Class A SP ADR	4,623,320	64,772,713

		318,263,829

TOTAL PREFERRED STOCKS (Cost: $571,200,827)		318,263,829

RIGHTS — 0.01%

CHILE — 0.01%
LATAM Airlines Group SA SP ADRa,[b]	91,035	88,304

		88,304

TOTAL RIGHTS (Cost: $0)		88,304

SHORT-TERM INVESTMENTS — 6.05%

MONEY MARKET FUNDS — 6.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	53,843,264	53,843,264
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	3,153,769	3,153,769
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	994,251	994,251

		57,991,284

TOTAL SHORT-TERM INVESTMENTS (Cost: $57,991,284)		57,991,284

TOTAL INVESTMENTS IN SECURITIES — 105.69% (Cost: $1,341,288,608)		1,013,373,602
Other Assets, Less Liabilities — (5.69)%		(54,512,837)

NET ASSETS — 100.00%		$958,860,765

CPO — Certificates of Participation (Ordinary)
SP ADR — Sponsored American Depositary Receipts

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® LATIN AMERICA 40 ETF

December 31, 2013

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

136

Schedule of Investments  (Unaudited)

iSHARES® MICRO-CAP ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.40%
AeroVironment Inc.[a]	46,593	$1,357,254
API Technologies Corp.[a]	92,425	315,169
Astronics Corp.[a]	32,922	1,679,022
Astronics Corp. Class Ba	6,193	314,295
Breeze-Eastern Corp.[a]	14,292	132,058
CPI Aerostructures Inc.a,[b]	22,516	338,641
Ducommun Inc.[a]	27,649	824,217
Engility Holdings Inc.[a]	45,013	1,503,434
Erickson Air-Crane Inc.a,[b]	10,765	223,804
Innovative Solutions and Support Inc.[a]	38,503	280,687
Keyw Holding Corp. (The)[a,b]	83,338	1,120,063
Kratos Defense & Security Solutions Inc.[a,b]	115,572	887,593
LMI Aerospace Inc.[a,b]	27,044	398,628
SIFCO Industries Inc.	8,082	226,862
Sparton Corp.[a]	27,654	772,929
Sypris Solutions Inc.	37,061	113,407
Taser International Inc.[a,b]	132,115	2,097,986

		12,586,049
AIR FREIGHT & LOGISTICS — 0.68%
Air Transport Services Group Inc.[a]	131,056	1,060,243
Echo Global Logistics Inc.[a]	48,051	1,032,136
Pacer International Inc.[a]	95,393	787,946
Park-Ohio Holdings Corp.[a]	22,946	1,202,370
XPO Logistics Inc.[a,b]	77,204	2,029,693

		6,112,388
AIRLINES — 0.29%
Hawaiian Holdings Inc.[a,b]	129,220	1,244,388
Republic Airways Holdings Inc.[a]	123,859	1,324,053

		2,568,441
AUTO COMPONENTS — 1.07%
Fuel Systems Solutions Inc.[a]	34,589	479,749
Gentherm Inc.a,[b]	85,617	2,295,392
Modine Manufacturing Co.[a]	121,130	1,552,887
Motorcar Parts of America Inc.[a]	38,792	748,686
Remy International Inc.	35,215	821,214
Shiloh Industries Inc.[a]	14,546	283,647
Spartan Motors Inc.	87,247	584,555
Stoneridge Inc.[a]	74,512	950,028
Strattec Security Corp.	8,592	383,805
Superior Industries International Inc.	58,942	1,215,973
Tower International Inc.[a]	15,446	330,544

		9,646,480
AUTOMOBILES — 0.22%
Winnebago Industries Inc.[a]	71,692	1,967,945

		1,967,945

Security	Shares	Value

BEVERAGES — 0.11%
Craft Brew Alliance Inc.[a]	27,984	$459,497
MGP Ingredients Inc.	29,609	153,671
Primo Water Corp.[a,b]	62,856	165,311
Reed’s Inc.[a,b]	26,918	214,806

		993,285
BIOTECHNOLOGY — 7.34%
Acceleron Pharma Inc.[a]	16,722	662,191
Agenus Inc.[a,b]	80,020	211,253
AMAG Pharmaceuticals Inc.[a]	56,589	1,373,415
Ambit Biosciences Corp.[a]	17,424	167,967
Amicus Therapeutics Inc.[a],[b]	76,541	179,871
Anacor Pharmaceuticals Inc.[a,b]	65,886	1,105,567
ArQule Inc.[a]	148,919	320,176
Array BioPharma Inc.[a,b]	303,976	1,522,920
Arrowhead Research Corp.a,[b]	89,073	966,442
Athersys Inc.[a,b]	176,781	441,952
AVEO Pharmaceuticals Inc.[a,b]	134,428	247,347
BIND Therapeutics Inc.[a]	13,790	208,091
BioCryst Pharmaceuticals Inc.[a,b]	154,815	1,176,594
BioSpecifics Technologies Corp.[a]	16,577	359,224
Biota Pharmaceuticals Inc.[a]	65,620	274,948
Biotime Inc.[a,b]	98,925	356,130
Bluebird Bio Inc.[a,b]	17,835	374,178
Cell Therapeutics Inc.[a]	301,825	579,504
Cellular Dynamics International Inc.[a,b]	10,039	165,744
Celsion Corp.a,[b]	40,998	159,482
Chelsea Therapeutics International Ltd.[a,b]	190,320	843,118
ChemoCentryx Inc.a,[b]	63,595	368,215
Chimerix Inc.[a]	22,869	345,551
Cleveland Biolabs Inc.[a,b]	114,193	133,606
Codexis Inc.[a,b]	79,081	110,713
Conatus Pharmaceuticals Inc.[a]	15,664	101,033
Coronado Biosciences Inc.[a,b]	70,161	184,523
Curis Inc.[a,b]	207,169	584,217
Cyclacel Pharmaceuticals Inc.[a,b]	60,299	242,402
Cytokinetics Inc.[a,b]	69,999	454,993
Cytori Therapeutics Inc.[a,b]	170,980	439,419
CytRx Corp.[a,b]	103,333	647,898
Discovery Laboratories Inc.[a,b]	173,992	391,482
Durata Therapeutics Inc.[a,b]	37,376	478,039
Dyax Corp.[a]	317,724	2,392,462
Enanta Pharmaceuticals Inc.[a]	10,611	289,468
Entremed Inc.[a]	28,668	49,022
Enzon Pharmaceuticals Inc.	111,515	129,357
Esperion Therapeutics Inc.[a,b]	11,950	164,193
Exact Sciences Corp.[a,b]	183,145	2,140,965
Fibrocell Science Inc.[a,b]	52,884	214,709
Five Prime Therapeutics Inc.[a]	14,634	245,705
Galectin Therapeutics Inc.[a,b]	46,340	374,427
Galena Biopharma Inc.[a,b]	272,886	1,353,515
Geron Corp.[a]	341,577	1,619,075
GTx Inc.[a,b]	69,615	114,865
Harvard Apparatus Regenerative Technology Inc.[a]	17,154	81,481
Heat Biologics Inc.[a,b]	8,918	63,318
Hyperion Therapeutics Inc.[a,b]	22,872	462,472
ImmunoCellular Therapeutics Ltd.[a,b]	147,863	136,773
Immunomedics Inc.[a,b]	192,322	884,681
Insmed Inc.[a,b]	91,168	1,550,768
Insys Therapeutics Inc.[a,b]	13,059	505,514

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2013

Security	Shares	Value

Intercept Pharmaceuticals Inc.[a,b]	18,854	$1,287,351
KaloBios Pharmaceuticals Inc.[a]	26,473	117,011
Karyopharm Therapeutics Inc.[a,b]	20,375	466,995
Keryx Biopharmaceuticals Inc.a,[b]	213,912	2,770,160
Kythera Biopharmaceuticals Inc.[a,b]	30,939	1,152,478
Ligand Pharmaceuticals Inc. Class Ba,[b]	46,533	2,447,636
LipoScience Inc.[a]	18,662	79,313
MacroGenics Inc.[a]	14,986	411,066
Maxygen Inc.[a]	118,585	3,558
Medgenics Inc.[a]	34,811	208,518
MediciNova Inc.[a]	34,036	72,837
MEI Pharma Inc.[a,b]	27,858	223,143
Metabolix Inc.[a]	52,656	66,347
Nanosphere Inc.[a,b]	136,544	312,686
Navidea Biopharmaceuticals Inc.[a,b]	320,072	662,549
Neuralstem Inc.[a,b]	166,911	485,711
NewLink Genetics Corp.[a]	46,208	1,017,038
Northwest Biotherapeutics Inc.[a,b]	76,771	289,427
Novavax Inc.[a,b]	488,609	2,501,678
OncoGenex Pharmaceutical Inc.[a]	41,011	342,032
OncoMed Pharmaceuticals Inc.[a,b]	12,270	362,210
Onconova Therapeutics Inc.[a,b]	15,509	178,043
Oncothyreon Inc.[a,b]	169,885	298,998
Orexigen Therapeutics Inc.[a,b]	255,244	1,437,024
Osiris Therapeutics Inc.[a,b]	42,611	685,185
OvaScience Inc.[a,b]	24,701	225,767
Peregrine Pharmaceuticals Inc.[a,b]	377,273	524,409
PharmAthene Inc.[a,b]	134,965	251,035
Progenics Pharmaceuticals Inc.[a,b]	161,631	861,493
Prothena Corp. PLC[a]	37,366	990,946
PTC Therapeutics Inc.[a,b]	25,088	425,743
Raptor Pharmaceutical Corp.[a,b]	156,934	2,043,281
Receptos Inc.[a,b]	16,279	471,928
Regulus Therapeutics Inc.[a,b]	23,649	174,766
Repligen Corp.[a]	84,330	1,150,261
Rigel Pharmaceuticals Inc.[a]	225,420	642,447
Sangamo BioSciences Inc.[a,b]	159,199	2,211,274
SIGA Technologies Inc.a,[b]	102,311	334,557
StemCells Inc.[a]	139,953	172,142
Stemline Therapeutics Inc.[a,b]	24,831	486,688
Sunesis Pharmaceuticals Inc.[a,b]	85,116	403,450
Synergy Pharmaceuticals Inc.[a,b]	210,036	1,182,503
Synta Pharmaceuticals Corp.[a,b]	115,634	605,922
Synthetic Biologics Inc.[a]	66,013	101,000
Targacept Inc.[a]	74,669	309,876
Tetraphase Pharmaceuticals Inc.[a,b]	34,746	469,766
TG Therapeutics Inc.[a,b]	68,056	265,418
Threshold Pharmaceuticals Inc.[a,b]	122,528	572,206
TrovaGene Inc.[a,b]	59,414	341,036
Vanda Pharmaceuticals Inc.[a,b]	87,236	1,082,599
Verastem Inc.[a,b]	44,859	511,393
Vical Inc.[a,b]	202,514	238,967
XOMA Corp.[a,b]	192,632	1,296,413
ZIOPHARM Oncology Inc.[a,b]	193,034	837,768

		66,015,023
BUILDING PRODUCTS — 0.69%
American Woodmark Corp.[a]	26,677	1,054,542
Builders FirstSource Inc.[a,b]	117,661	840,100
Gibraltar Industries Inc.[a]	79,783	1,483,166
Insteel Industries Inc.	45,142	1,026,078
Norcraft Companies Inc.[a]	19,169	376,096

Security	Shares	Value

Patrick Industries Inc.[a,b]	18,565	$537,085
PGT Inc.[a,b]	86,444	874,813

		6,191,880
CAPITAL MARKETS — 4.27%
Arlington Asset Investment Corp. Class A	20,860	550,495
Capital Southwest Corp.	35,225	1,228,296
CIFC Corp.	16,712	130,019
Cowen Group Inc. Class Aa	252,627	987,772
Diamond Hill Investment Group Inc.	7,522	890,154
FBR & Co.[a]	23,789	627,554
Fidus Investment Corp.	39,391	856,360
Fifth Street Senior Floating Rate Corp.	16,316	216,024
Full Circle Capital Corp.	47,480	334,734
Garrison Capital Inc.	16,990	235,821
GFI Group Inc.	177,538	694,174
Gladstone Capital Corp.	60,747	583,171
Gladstone Investment Corp.	74,173	597,834
Gleacher & Co. Inc.[a]	3,855	40,053
Golub Capital BDC Inc.	97,373	1,860,798
GSV Capital Corp.[a,b]	50,939	615,853
Harris & Harris Group Inc.[a,b]	110,977	330,712
Harvest Capital Credit Corp.[b]	5,417	81,363
HFF Inc. Class Aa	84,512	2,269,147
Horizon Technology Finance Corp.	36,114	513,180
ICG Group Inc.[a]	97,516	1,816,723
INTL FCStone Inc.[a,b]	36,702	680,455
JMP Group Inc.	42,010	310,874
KCAP Financial Inc.	73,204	590,756
Keating Capital Inc.[b]	30,823	189,562
Ladenburg Thalmann Financial Services Inc.[a]	263,663	825,265
Manning & Napier Inc.	37,563	662,987
Marcus & Millichap Inc.[a]	17,978	267,872
MCG Capital Corp.	183,814	808,782
Medallion Financial Corp.	55,486	796,224
Medley Capital Corp.	104,739	1,450,635
MVC Capital Inc.	63,096	851,796
New Mountain Finance Corp.	117,674	1,769,817
NGP Capital Resources Co.	69,622	520,076
OFS Capital Corp.	27,546	353,415
Oppenheimer Holdings Inc. Class A	26,441	655,208
PennantPark Floating Rate Capital Ltd.	43,084	591,543
PennantPark Investment Corp.	169,022	1,960,655
Pzena Investment Management Inc. Class A	29,608	348,190
RCS Capital Corp. Class Ab	9,361	171,774
Safeguard Scientifics Inc.[a,b]	53,696	1,078,753
Saratoga Investment Corp.	8,514	133,244
Silvercrest Asset Management Group Inc.	16,015	273,056
Solar Senior Capital Ltd.	40,840	744,105
Stellus Capital Investment Corp.	34,616	517,509
SWS Group Inc.[a]	77,012	468,233
TCP Capital Corp.	92,568	1,553,291
THL Credit Inc.	89,158	1,470,215
TICC Capital Corp.	136,973	1,416,301
U.S. Global Investors Inc. Class A	2,951	7,496
Westwood Holdings Group Inc.	18,331	1,134,872
WhiteHorse Finance Inc.	21,742	328,522

		38,391,720
CHEMICALS — 1.29%
Advanced Emissions Solutions Inc.[a]	27,749	1,504,828

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2013

Security	Shares	Value

American Pacific Corp.[a]	15,577	$580,399
Arabian American Development Co.[a]	58,861	738,706
Chase Corp.	17,638	622,621
Core Molding Technologies Inc.[a]	18,137	248,477
FutureFuel Corp.	53,538	845,900
GSE Holding Inc.[a,b]	35,052	72,558
Hawkins Inc.	24,542	912,717
KMG Chemicals Inc.	21,575	364,402
Landec Corp.[a,b]	66,837	810,064
Marrone Bio Innovations Inc.[a,b]	14,263	253,596
Material Sciences Corp.[a]	26,354	311,241
OMNOVA Solutions Inc.[a]	122,788	1,118,599
Penford Corp.[a]	29,243	375,773
Senomyx Inc.[a]	117,102	592,536
TOR Minerals International Inc.[a]	4,296	42,573
Zep Inc.	58,304	1,058,801
Zoltek Companies Inc.[a]	69,243	1,159,820

		11,613,611
COMMERCIAL BANKS — 12.62%
1st United Bancorp Inc.	90,743	690,554
Access National Corp.	26,975	403,276
American National Bankshares Inc.	26,060	684,075
American River Bankshares[a]	23,960	226,422
Ameris Bancorp[a]	64,934	1,370,757
AmeriServ Financial Inc.	51,085	154,788
Ames National Corp.	26,899	602,269
Arrow Financial Corp.	32,721	869,070
Bancorp Inc. (The)[a]	87,080	1,559,603
Bank of Commerce Holdings	49,526	282,793
Bank of Kentucky Financial Corp.	18,506	682,871
Bank of Marin Bancorp	17,639	765,356
Banner Corp.	50,487	2,262,827
Bar Harbor Bankshares	10,111	404,339
BCB Bancorp Inc.	24,917	335,134
BNC Bancorp	49,884	855,012
Bridge Bancorp Inc.	32,159	836,134
Bridge Capital Holdings[a]	29,968	615,543
Bryn Mawr Bank Corp.	38,576	1,164,224
BSB Bancorp Inc.a,[b]	34,399	519,081
C&F Financial Corp.	11,235	513,102
Camden National Corp.	22,722	959,323
Capital City Bank Group Inc.[a]	35,932	422,920
Cardinal Financial Corp.	81,978	1,475,604
Carolina Bank Holdings Inc.[a]	5,935	61,131
Cascade Bancorp[a,b]	14,518	75,929
Center Bancorp Inc.	37,523	703,931
CenterState Banks Inc.	86,430	877,264
Century Bancorp Inc. Class A	8,689	288,909
Chemung Financial Corp.	10,088	344,707
Citizens & Northern Corp.	36,309	749,055
Citizens Holding Co.	2,939	54,195
CNB Financial Corp.	39,843	757,017
CoBiz Financial Inc.	95,621	1,143,627
Community Bankers Trust Corp.[a]	9,560	35,946
Community Trust Bancorp Inc.	36,627	1,654,075
CommunityOne Bancorp.[a]	25,272	322,218
ConnectOne Bancorp Inc.[a]	8,408	333,209
CU Bancorp[a]	31,510	550,795
Customers Bancorp Inc.[a]	56,363	1,153,187
Eagle Bancorp Inc.[a]	57,626	1,765,084
Enterprise Bancorp Inc.	22,133	468,556

Security	Shares	Value

Enterprise Financial Services Corp.	52,323	$1,068,436
Farmers Capital Bank Corp.[a,b]	23,374	508,385
Farmers National Banc Corp.	64,797	424,420
Fidelity Southern Corp.	40,174	667,290
Financial Institutions Inc.	36,269	896,207
First Bancorp (North Carolina)	53,092	882,389
First Bancorp Inc. (Maine)	29,874	520,405
First Busey Corp.	193,039	1,119,626
First Business Financial Services Inc.	11,164	420,101
First Community Bancshares Inc.	51,192	854,906
First Connecticut Bancorp Inc.	55,636	896,852
First Financial Corp.	31,470	1,150,543
First Internet Bancorp	8,832	198,720
First Merchants Corp.	90,766	2,065,834
First NBC Bank Holding Co.[a]	12,903	416,767
First of Long Island Corp. (The)	23,879	1,023,693
First Security Group Inc.[a]	160,837	369,925
First South Bancorp Inc.[a,b]	34,016	265,325
First United Corp.[a]	16,538	126,350
Firstbank Corp.	13,337	257,938
Flushing Financial Corp.	86,080	1,781,856
German American Bancorp Inc.	35,432	1,009,812
Great Southern Bancorp Inc.	29,222	888,641
Guaranty Bancorp	43,264	607,859
Hampton Roads Bankshares Inc.[a,b]	101,123	176,965
Hanmi Financial Corp.	83,202	1,821,292
Heartland Financial USA Inc.	38,771	1,116,217
Heritage Commerce Corp.	62,471	514,761
Heritage Financial Corp.	44,665	764,218
Heritage Oaks Bancorp[a]	66,417	498,128
Home Federal Bancorp Inc.	51,161	762,299
HomeTrust Bancshares Inc.[a]	57,168	914,116
Horizon Bancorp	28,652	725,755
Hudson Valley Holding Corp.	43,553	886,304
Independent Bank Corp. (Michigan)[a]	53,132	637,584
Independent Bank Group Inc.	11,131	552,765
Intervest Bancshares Corp.[a]	60,146	451,696
Lakeland Bancorp Inc.	95,332	1,179,257
Lakeland Financial Corp.	43,223	1,685,697
LCNB Corp.	21,300	380,631
LNB Bancorp Inc.	24,692	247,661
Macatawa Bank Corp.[a,b]	71,612	358,060
MainSource Financial Group Inc.	56,510	1,018,875
MBT Financial Corp.[a]	37,355	159,132
Mercantile Bank Corp.	27,925	602,621
Merchants Bancshares Inc.	20,345	681,557
Metro Bancorp Inc.[a]	39,451	849,775
MetroCorp Bancshares Inc.	42,851	645,765
Middleburg Financial Corp.	21,653	390,620
MidSouth Bancorp Inc.	28,153	502,813
MidWestOne Financial Group Inc.	19,875	540,600
Monarch Financial Holdings Inc.	37,968	467,386
National Bankshares Inc.	18,317	675,714
NewBridge Bancorp[a]	70,305	527,288
North Valley Bancorp[a]	19,632	371,241
Northrim BanCorp Inc.	22,438	588,773
Old Line Bancshares Inc.	20,013	290,189
Old Second Bancorp Inc.[a]	23,430	108,012
OmniAmerican Bancorp Inc.[a]	36,858	788,024
Orrstown Financial Services Inc.[a]	29,058	475,098
Pacific Continental Corp.	53,387	850,989
Pacific Mercantile Bancorp[a,b]	47,519	295,568
Pacific Premier Bancorp Inc.[a]	43,717	688,106

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2013

Security	Shares	Value

Palmetto Bancshares Inc.[a]	11,478	$148,755
Park Sterling Corp.	131,734	940,581
Peapack-Gladstone Financial Corp.	33,069	631,618
Penns Woods Bancorp Inc.	15,104	770,304
Peoples Bancorp Inc.	32,708	736,257
Peoples Financial Corp.	5,175	67,353
Preferred Bank[a]	37,033	742,512
QCR Holdings Inc.	7,562	131,881
Renasant Corp.	78,288	2,462,940
Republic First Bancorp Inc.[a]	59,956	178,669
S.Y. Bancorp Inc.	37,935	1,210,885
Sandy Spring Bancorp Inc.	64,966	1,831,392
Seacoast Banking Corp. of Florida[a]	47,619	580,952
Shore Bancshares Inc.[a]	23,709	218,597
Sierra Bancorp	34,939	562,169
Simmons First National Corp. Class A	43,925	1,631,814
Southern Community Financial Corp.[a,c]	38,043	—
Southern National Bancorp of Virginia Inc.	33,779	338,128
Southside Bancshares Inc.	49,078	1,341,793
Southwest Bancorp Inc.[a]	55,523	883,926
State Bank Financial Corp.	89,388	1,625,968
Stellar One Corp.	59,642	1,435,583
Sterling Bancorp	212,730	2,844,200
Suffolk Bancorp[a]	34,641	720,533
Sun Bancorp Inc. (New Jersey)[a,b]	113,474	399,428
Taylor Capital Group Inc.[a]	47,091	1,251,679
Tompkins Financial Corp.	38,100	1,957,959
TowneBank	71,420	1,099,154
TriCo Bancshares	42,932	1,217,981
Tristate Capital Holdings Inc.[a]	22,226	263,600
Union First Market Bankshares Corp.	52,766	1,309,124
United Community Banks Inc.[a]	105,378	1,870,459
United Security Bancshares[a]	25,629	129,170
United Security Bancshares, Inc.[a]	19,349	141,054
Univest Corp. of Pennsylvania	48,424	1,001,408
VantageSouth Bancshares Inc.[a]	19,628	103,440
Virginia Commerce Bancorp Inc.[a]	71,267	1,210,826
Washington Banking Co.	52,078	923,343
Washington Trust Bancorp Inc.	38,685	1,439,856
West Bancorporation Inc.	45,609	721,534
Westbury Bancorp Inc.[a]	15,437	214,729
Wilshire Bancorp Inc.	174,539	1,907,711
Yadkin Financial Corp.[a]	39,448	672,194

		113,479,203
COMMERCIAL SERVICES & SUPPLIES — 2.00%
Acorn Energy Inc.	66,380	270,167
AMREP Corp.[a]	3,632	25,315
ARC Document Solutions Inc.[a]	98,699	811,306
Casella Waste Systems Inc. Class Aa	105,414	611,401
CECO Environmental Corp.	44,608	721,311
Cenveo Inc.[a]	136,277	468,793
Consolidated Graphics Inc.[a]	18,309	1,234,759
Courier Corp.	32,576	589,300
Ecology and Environment Inc. Class A	7,649	85,133
EnerNOC Inc.[a]	67,312	1,158,439
Ennis Inc.	67,592	1,196,378
Fuel Tech Inc.[a]	40,209	285,082
Heritage-Crystal Clean Inc.[a,b]	22,443	459,857
Hudson Technologies Inc.[a,b]	54,588	201,976
Intersections Inc.	27,764	216,282
Kimball International Inc. Class B	82,043	1,233,106

Security	Shares	Value

Metalico Inc.[a]	132,922	$275,149
Multi-Color Corp.	32,241	1,216,775
Performant Financial Corp.[a]	58,004	597,441
Schawk Inc.	34,083	506,814
SP Plus Corp.[a]	40,819	1,062,927
Swisher Hygiene Inc.[a]	293,220	150,744
Team Inc.[a,b]	52,161	2,208,497
TRC Companies Inc.[a]	42,214	301,408
US Ecology Inc.	55,047	2,047,198
Versar Inc.[a]	11,472	55,410

		17,990,968
COMMUNICATIONS EQUIPMENT — 2.13%
Alliance Fiber Optic Products Inc.	30,087	452,809
Anaren Inc.[a]	30,042	840,876
Aviat Networks Inc.[a]	155,521	351,477
Aware Inc.[a]	39,809	243,233
Bel Fuse Inc. Class B	26,297	560,389
Black Box Corp.	42,577	1,268,795
CalAmp Corp.[a]	91,588	2,561,716
Clearfield Inc.[a]	30,253	612,321
ClearOne Inc.[a]	18,372	161,122
Communications Systems Inc.	23,270	259,228
Comtech Telecommunications Corp.	43,349	1,366,360
Digi International Inc.[a]	68,399	828,996
Emcore Corp.[a,b]	71,940	368,333
Extreme Networks Inc.[a]	238,942	1,672,594
KVH Industries Inc.[a]	41,162	536,341
Meru Networks Inc.[a,b]	48,268	208,035
Numerex Corp. Class Aa,b	37,570	486,531
Oclaro Inc.[a]	208,385	518,879
Oplink Communications Inc.[a]	49,304	917,054
ParkerVision Inc.[a,b]	229,722	1,045,235
PCTEL Inc.	54,259	519,259
Procera Networks Inc.[a,b]	53,612	805,252
Relm Wireless Corp.[a]	19,296	65,028
ShoreTel Inc.[a]	154,067	1,429,742
TESSCO Technologies Inc.	14,762	595,204
Westell Technologies Inc. Class Aa	125,996	510,284

		19,185,093
COMPUTERS & PERIPHERALS — 1.25%
Astro-Med Inc.[b]	14,339	193,433
Avid Technology Inc.[a]	83,868	683,524
Concurrent Computer Corp.	30,847	252,020
Cray Inc.[a,b]	101,792	2,795,208
Datalink Corp.[a]	50,337	548,673
Dot Hill Systems Corp.[a]	154,659	521,201
Hutchinson Technology Inc.[a,b]	66,967	214,294
Imation Corp.[a]	94,124	440,500
Immersion Corp.[a]	72,452	752,052
Intevac Inc.[a]	66,345	492,943
Novatel Wireless Inc.[a,b]	91,738	217,419
Overland Storage Inc.[a]	71,717	69,566
Quantum Corp.[a]	547,015	656,418
Qumu Corp.[a]	27,986	358,221
Silicon Graphics International Corp.[a,b]	87,192	1,169,245
Super Micro Computer Inc.[a]	81,176	1,392,980
TransAct Technologies Inc.	25,251	316,395
USA Technologies Inc.[a]	99,734	180,519

		11,254,611

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2013

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 1.27%
Ameresco Inc. Class Aa	53,030	$512,270
Argan Inc.	37,998	1,047,225
Comfort Systems USA Inc.	94,886	1,839,839
Furmanite Corp.[a]	98,482	1,045,879
Goldfield Corp. (The)[a]	71,184	138,809
Great Lakes Dredge & Dock Corp.[a]	154,720	1,423,424
Layne Christensen Co.[a,b]	51,083	872,498
MYR Group Inc.[a]	54,807	1,374,559
Northwest Pipe Co.[a]	23,941	904,012
Orion Marine Group Inc.[a]	70,815	851,904
Pike Corp.[a]	67,661	715,177
Sterling Construction Co. Inc.[a]	48,367	567,345
UniTek Global Services Inc.[a]	60,092	99,753

		11,392,694
CONSTRUCTION MATERIALS — 0.13%
United States Lime & Minerals Inc.[a]	5,398	330,196
US Concrete Inc.[a]	38,265	865,937

		1,196,133
CONSUMER FINANCE — 0.31%
Asta Funding Inc.	31,142	262,216
Atlanticus Holdings Corp.[a,b]	13,827	49,086
Consumer Portfolio Services Inc.[a]	53,760	504,806
First Marblehead Corp. (The)[a]	23,381	172,786
Imperial Holdings Inc.[a]	45,505	297,603
JGWPT Holdings Inc. Class Aa	25,424	442,123
Nicholas Financial Inc.	31,707	499,068
QC Holdings Inc.	10,810	19,242
Regional Management Corp.[a]	15,578	528,561

		2,775,491
CONTAINERS & PACKAGING — 0.29%
AEP Industries Inc.[a,b]	11,752	620,858
Myers Industries Inc.	72,407	1,529,236
UFP Technologies Inc.[a]	17,676	445,789

		2,595,883
DISTRIBUTORS — 0.40%
Core-Mark Holding Co. Inc.	29,525	2,241,833
VOXX International Corp.[a]	48,240	805,608
Weyco Group Inc.	17,978	529,093

		3,576,534
DIVERSIFIED CONSUMER SERVICES — 0.51%
Cambium Learning Group Inc.[a]	45,165	74,974
Career Education Corp.[a]	142,173	810,386
Carriage Services Inc.	40,658	794,051
Collectors Universe Inc.	17,042	292,270
Corinthian Colleges Inc.[a],[b]	204,497	364,005
JTH Holding Inc. Class Aa	13,702	332,959
Learning Tree International Inc.[a]	17,190	53,805
Lincoln Educational Services Corp.	63,149	314,482
Mac-Gray Corp.	31,310	664,711
National American University Holdings Inc.	33,389	116,861
Universal Technical Institute Inc.	54,563	758,971

		4,577,475

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.30%
GAIN Capital Holdings Inc.	29,249	$219,660
Life Partners Holdings Inc.	37,521	66,600
Marlin Business Services Corp.	21,773	548,679
MicroFinancial Inc.	32,516	278,012
NewStar Financial Inc.[a]	67,393	1,197,573
Resource America Inc. Class A	36,599	342,567

		2,653,091
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.52%
8x8 Inc.[a]	225,939	2,295,540
Alaska Communications Systems Group Inc.[a]	143,433	304,078
Alteva	20,598	168,286
Cbeyond Inc.[a]	67,201	463,687
Consolidated Communications Holdings Inc.	103,105	2,023,951
Fairpoint Communications Inc.[a,b]	52,143	589,737
General Communication Inc. Class Aa	82,794	923,153
Hawaiian Telcom Holdco Inc.a,[b]	26,854	788,702
Hickory Tech Corp.	41,112	527,467
IDT Corp. Class B	40,414	722,198
inContact Inc.[a,b]	139,276	1,087,746
Inteliquent Inc.	83,828	957,316
Lumos Networks Corp.	40,584	852,264
magicJack VocalTec Ltd.[a,b]	48,476	577,834
NTS Inc.[a]	42,611	83,944
ORBCOMM Inc.[a]	96,084	609,173
Straight Path Communications Inc. Class Ba	20,212	165,536
Towerstream Corp.[a,b]	174,844	517,538

		13,658,150
ELECTRIC UTILITIES — 0.13%
Unitil Corp.	37,465	1,142,308

		1,142,308
ELECTRICAL EQUIPMENT — 1.13%
Active Power Inc.[a,b]	61,146	206,062
Allied Motion Technologies Inc.	20,347	253,320
American Electric Technologies Inc.[a]	15,699	156,676
American Superconductor Corp.[a,b]	116,243	190,639
Broadwind Energy Inc.[a]	35,669	336,715
Capstone Turbine Corp.[a,b]	770,296	993,682
Coleman Cable Inc.	24,325	637,802
Enphase Energy Inc.[a,b]	40,219	254,989
FuelCell Energy Inc.[a,b]	407,642	574,775
Global Power Equipment Group Inc.	44,939	879,456
LSI Industries Inc.	59,728	517,842
Magnetek Inc.[a]	7,640	182,749
Orion Energy Systems Inc.[a]	48,303	328,460
Powell Industries Inc.	22,893	1,533,602
Power Solutions International Inc.[a,b]	5,631	422,888
PowerSecure International Inc.[a,b]	54,380	933,705
Preformed Line Products Co.	5,934	434,131
Real Goods Solar Inc. Class Aa,b	25,007	75,521
Revolution Lighting Technologies Inc.[a,b]	76,432	261,780
SL Industries Inc.	9,152	248,019
Ultralife Corp.[a,b]	37,336	132,543

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2013

Security	Shares	Value

Vicor Corp.[a]	44,253	$593,875

		10,149,231
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.92%
Agilysys Inc.[a]	38,235	532,231
Audience Inc.[a]	25,993	302,558
Checkpoint Systems Inc.[a]	107,091	1,688,825
ClearSign Combustion Corp.[a,b]	20,250	231,862
Control4 Corp.[a,b]	12,005	212,488
CTS Corp.	85,973	1,711,722
CUI Global Inc.[a]	57,053	360,575
Daktronics Inc.	91,572	1,435,849
DTS Inc.[a]	45,900	1,100,682
Echelon Corp.[a,b]	108,133	232,486
Electro Rent Corp.	46,651	863,976
Electro Scientific Industries Inc.	61,419	642,443
eMagin Corp.[a]	49,791	140,908
Frequency Electronics Inc.[a]	22,217	259,272
GSI Group Inc.[a]	77,353	869,448
I.D. Systems Inc.[a]	25,737	149,017
IEC Electronics Corp.[a]	33,276	139,094
Iteris Inc.[a]	85,169	178,855
Kemet Corp.[a]	117,162	660,794
KEY Tronic Corp.[a]	30,847	339,934
LoJack Corp.[a]	50,861	183,608
Maxwell Technologies Inc.[a,b]	75,603	587,435
Measurement Specialties Inc.[a]	39,252	2,382,204
Mercury Systems Inc.[a]	83,704	916,559
Mesa Laboratories Inc.	7,675	603,101
Methode Electronics Inc.	94,961	3,246,717
Microvision Inc.[a,b]	60,646	80,053
Mocon Inc.	12,475	197,105
Multi-Fineline Electronix Inc.[a]	20,692	287,412
NAPCO Security Technologies Inc.[a]	38,942	244,556
Neonode Inc.[a,b]	68,849	435,126
PAR Technology Corp.[a]	31,363	170,928
Parametric Sound Corp.[a,b]	14,155	196,047
PC Connection Inc.	24,166	600,525
PC Mall Inc.[a]	26,480	271,950
Perceptron Inc.	23,487	325,765
Planar Systems Inc.[a]	55,672	141,407
RadiSys Corp.[a]	60,661	138,914
Research Frontiers Inc.[a,b]	68,202	394,208
RF Industries Ltd.	14,585	134,036
Richardson Electronics Ltd.	41,488	471,304
SMTC Corp.[a]	32,964	77,795
Speed Commerce Inc.[a,b]	123,324	575,923
Uni-Pixel Inc.[a,b]	26,557	265,836
Viasystems Group Inc.[a]	8,056	110,206
Vishay Precision Group Inc,a	36,572	544,557
Zygo Corp.[a]	43,471	642,501

		26,278,797
ENERGY EQUIPMENT & SERVICES — 1.39%
Bolt Technology Corp.	25,034	550,998
Cal Dive International Inc.[a,b]	250,984	504,478
Dawson Geophysical Co.[a]	21,073	712,689
Forbes Energy Services Ltd.[a,b]	42,005	137,356
Global Geophysical Services Inc.[a,b]	62,548	100,702
GreenHunter Energy Inc.[a,b]	26,724	31,000
Gulf Island Fabrication Inc.	36,871	856,145

Security	Shares	Value

Matrix Service Co.[a]	67,460	$1,650,746
Mitcham Industries Inc.[a]	35,548	629,555
Natural Gas Services Group Inc.[a]	30,529	841,685
PHI Inc.[a]	33,062	1,434,891
Pioneer Energy Services Corp.[a]	160,189	1,283,114
RigNet Inc.[a]	31,555	1,512,431
TGC Industries Inc.	44,967	328,259
Vantage Drilling Co.[a,b]	519,570	956,009
Willbros Group Inc.[a]	104,482	984,220

		12,514,278
FOOD & STAPLES RETAILING — 0.79%
Arden Group Inc. Class A	3,037	384,211
Chefs’ Warehouse Inc. (The)[a,b]	43,129	1,257,642
Natural Grocers by Vitamin Cottage Inc.[a,b]	22,608	959,710
Pantry Inc. (The)[a]	64,005	1,074,004
Roundy’s Inc.	65,782	648,610
Spartan Stores Inc.	92,596	2,248,231
Village Super Market Inc. Class A	16,834	522,022

		7,094,430
FOOD PRODUCTS — 1.24%
Alico Inc.	7,928	308,161
Boulder Brands Inc.[a,b]	153,236	2,430,323
Calavo Growers Inc.	31,629	957,094
Chiquita Brands International Inc.[a]	120,950	1,415,115
Coffee Holding Co. Inc.[b]	22,400	114,016
Diamond Foods Inc.[a]	58,466	1,510,761
Farmer Bros. Co.a,[b]	15,981	371,718
Griffin Land & Nurseries Inc.	3,192	106,549
Inventure Foods Inc.[a]	39,053	517,843
John B. Sanfilippo & Son Inc.	24,788	611,768
Lifeway Foods Inc.[b]	12,798	204,512
Limoneira Co.	29,124	774,407
Omega Protein Corp.[a]	50,540	621,137
Rocky Mountain Chocolate Factory Inc.	20,396	236,798
S&W Seed Co.[a,b]	33,470	232,616
Seneca Foods Corp. Class Aa	23,103	736,755

		11,149,573
GAS UTILITIES — 0.25%
Chesapeake Utilities Corp.	23,915	1,435,378
Delta Natural Gas Co. Inc.	21,680	485,198
Gas Natural Inc.	39,084	313,845

		2,234,421
HEALTH CARE EQUIPMENT & SUPPLIES — 3.97%
Accuray Inc.[a,b]	185,336	1,614,277
Alphatec Holdings Inc.[a]	167,494	336,663
American Medical Alert Corp. Escrow[a,b,c]	12,839	—
AngioDynamics Inc.[a]	63,656	1,094,247
Anika Therapeutics Inc.[a]	30,796	1,175,175
Antares Pharma Inc.[a,b]	295,617	1,324,364
Atossa Genetics Inc.[a,b]	28,738	66,672
AtriCure Inc.[a]	55,991	1,045,912
Atrion Corp.	4,082	1,209,293
Baxano Surgical Inc.[a,b]	63,074	63,705
Biolase Inc.[a,b]	85,394	241,665
Bovie Medical Corp.[a]	42,997	91,154

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2013

Security	Shares	Value

BSD Medical Corp.[a]	87,160	$103,720
Cardica Inc.[a]	65,647	64,006
Cardiovascular Systems Inc.[a,b]	63,991	2,194,251
Cerus Corp.[a,b]	181,081	1,167,973
Chembio Diagnostics Inc.[a,b]	3,819	12,870
CryoLife Inc.	71,499	792,924
Cutera Inc.[a]	39,883	406,009
Cynosure Inc. Class Aa	49,233	1,313,536
Derma Sciences Inc.[a]	38,679	418,507
Digirad Corp.	69,207	256,066
EnteroMedics Inc.[a,b]	116,208	237,064
Exactech Inc.[a]	25,520	606,355
Fonar Corp.[a]	16,859	356,062
GenMark Diagnostics Inc.[a,b]	98,094	1,305,631
Hansen Medical Inc.[a,b]	197,241	341,227
Iridex Corp.[a]	20,696	210,478
LDR Holding Corp.[a]	14,986	353,670
LeMaitre Vascular Inc.	29,365	235,214
Medical Action Industries Inc.[a]	39,950	341,972
MELA Sciences Inc.[a,b]	36,717	23,499
Merit Medical Systems Inc.[a]	108,299	1,704,626
Natus Medical Inc.[a]	77,590	1,745,775
OraSure Technologies Inc.[a]	143,793	904,458
Oxford Immunotec Global PLC[a]	16,060	311,243
PhotoMedex Inc.[a,b]	39,658	513,571
Rockwell Medical Technologies Inc.[a,b]	102,662	1,071,791
RTI Surgical Inc.[a]	150,243	531,860
Solta Medical Inc.[a]	176,301	520,088
Staar Surgical Co.[a]	96,378	1,560,360
Sunshine Heart Inc.[a,b]	28,773	279,386
SurModics Inc.[a]	35,659	869,723
Symmetry Medical Inc.[a]	96,542	973,143
Synergetics USA Inc.[a]	73,171	264,879
Tandem Diabetes Care Inc.[a]	23,970	617,707
TearLab Corp.[a,b]	76,337	712,988
Unilife Corp.[a,b]	252,307	1,110,151
Uroplasty Inc.[a,b]	55,908	152,629
Utah Medical Products Inc.	8,539	488,089
Vascular Solutions Inc.[a,b]	45,963	1,064,043
Veracyte Inc.[a]	13,146	190,617
Vermillion Inc.[a,b]	51,609	121,797
Vision-Sciences Inc.[a]	74,040	74,040
Zeltiq Aesthetics Inc.[a,b]	46,569	880,620

		35,667,745
HEALTH CARE PROVIDERS & SERVICES — 1.85%
Adcare Health Systems Inc.[a]	38,015	163,464
Addus HomeCare Corp.[a,b]	14,840	333,158
Alliance HealthCare Services Inc.[a]	13,128	324,787
Almost Family Inc.[a]	21,136	683,327
Amedisys Inc.[a]	80,344	1,175,433
AMN Healthcare Services Inc.[a]	118,707	1,744,993
BioTelemetry Inc.[a]	67,722	537,713
Chindex International Inc.[a]	31,564	550,160
CorVel Corp.[a]	29,057	1,356,962
Cross Country Healthcare Inc.[a]	74,858	747,083
Five Star Quality Care Inc.[a]	110,877	608,715
Gentiva Health Services Inc.[a]	83,684	1,038,518
Healthways Inc.[a]	87,968	1,350,309
InfuSystems Holdings Inc.[a]	59,568	127,476
LCA-Vision Inc.[a]	47,606	185,663
LHC Group Inc.[a]	30,879	742,331

Security	Shares	Value

National Research Corp. Class Aa	25,340	$476,899
PDI Inc.[a]	28,907	139,043
PharMerica Corp.[a]	75,241	1,617,681
Providence Service Corp. (The)[a]	28,305	728,005
Psychemedics Corp.	21,450	315,100
RadNet Inc.[a,b]	94,415	157,673
Sharps Compliance Corp.[a]	36,770	173,922
Skilled Healthcare Group Inc. Class Aa,b	55,626	267,561
U.S. Physical Therapy Inc.	30,778	1,085,232

		16,631,208
HEALTH CARE TECHNOLOGY — 0.66%
HealthStream Inc.[a]	51,829	1,698,436
Icad Inc.[a]	27,314	318,481
Merge Healthcare Inc.[a]	175,129	406,299
Omnicell Inc.[a]	88,118	2,249,653
Simulations Plus Inc.	23,376	118,049
Streamline Health Solutions Inc.[a]	39,814	277,902
Vocera Communications Inc.[a,b]	54,313	847,826

		5,916,646
HOTELS, RESTAURANTS & LEISURE — 2.39%
Ambassadors Group Inc.	46,394	215,732
Ark Restaurants Corp.	9,518	210,824
Biglari Holdings Inc.[a]	3,442	1,743,855
Bravo Brio Restaurant Group Inc.[a]	51,047	830,535
Carrols Restaurant Group Inc.[a,b]	63,543	420,019
Century Casinos Inc.[a]	52,686	274,494
Chuy’s Holdings Inc.[a]	42,132	1,517,595
Cosi Inc.a,[b]	58,940	99,019
Del Frisco’s Restaurant Group Inc.[a]	28,492	671,556
Denny’s Corp.[a]	236,641	1,701,449
Diversified Restaurant Holdings Inc.[a,b]	31,887	152,101
Dover Downs Gaming & Entertainment Inc.	44,898	66,449
Dover Motorsports Inc.	73,213	183,765
Einstein Noah Restaurant Group Inc.	19,318	280,111
Empire Resorts Inc.[a,b]	40,549	196,257
Famous Dave’s of America Inc.[a]	16,875	308,812
Frisch’s Restaurants Inc.	9,612	246,356
Full House Resorts Inc.[a]	60,511	169,431
Isle of Capri Casinos Inc.[a]	55,994	503,946
Jamba Inc.[a,b]	43,003	534,527
Kona Grill Inc.[a]	16,721	309,673
Lakes Entertainment Inc.[a]	52,825	208,659
Luby’s Inc.[a]	51,791	399,827
Marcus Corp. (The)	46,824	629,315
Monarch Casino & Resort Inc.[a]	20,869	419,049
Morgans Hotel Group Co.[a,b]	67,465	548,490
MTR Gaming Group Inc.[a,b]	66,017	340,648
Multimedia Games Holding Co. Inc.[a]	73,668	2,310,228
Nathan’s Famous Inc.[a]	7,830	394,710
Pizza Inn Holdings Inc.[a,b]	16,065	130,287
Premier Exhibitions Inc.[a]	73,673	85,461
Red Lion Hotels Corp.[a,b]	41,758	252,636
Red Robin Gourmet Burgers Inc.[a]	35,673	2,623,392
Rick’s Cabaret International Inc.[a]	23,313	269,965
Ruth’s Hospitality Group Inc.	91,738	1,303,597
Town Sports International Holdings Inc.	63,275	933,939

		21,486,709

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2013

Security	Shares	Value

HOUSEHOLD DURABLES — 1.41%
Bassett Furniture Industries Inc.	31,624	$483,215
Beazer Homes USA Inc.[a,b]	65,312	1,594,919
Blyth Inc.[b]	21,478	233,681
Cavco Industries Inc.[a]	18,291	1,256,592
Comstock Holding Companies Inc.[a,b]	36,237	72,474
CSS Industries Inc.	22,305	639,707
Dixie Group Inc.[a]	31,220	412,104
Emerson Radio Corp.[a]	38,320	72,808
EveryWare Global Inc.[a,b]	25,182	208,507
Flexsteel Industries	14,914	458,307
Hooker Furniture Corp.	29,883	498,449
Kid Brands Inc.[a]	44,739	45,634
LGI Homes Inc.[a]	23,451	417,193
Libbey Inc.[a]	54,953	1,154,013
Lifetime Brands Inc.	28,343	445,835
M/I Homes Inc.[a]	63,247	1,609,636
P&F Industries Inc. Class Aa	2,967	21,362
Skullcandy Inc.[a]	45,278	326,454
Skyline Corp.[a]	1,809	9,316
Stanley Furniture Co. Inc.[a]	46,548	178,744
UCP Inc.[a]	26,642	390,039
Universal Electronics Inc.[a]	39,013	1,486,786
WCI Communities Inc.[a]	17,795	339,707
Zagg Inc.[a]	82,441	358,618

		12,714,100
HOUSEHOLD PRODUCTS — 0.20%
Central Garden & Pet Co. Class Aa	107,849	727,981
Oil-Dri Corp. of America	13,993	529,495
Orchids Paper Products Co.	16,178	531,285

		1,788,761
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.05%
American DG Energy Inc.[a,b]	84,750	144,075
Genie Energy Ltd. Class Ba	32,330	330,089

		474,164
INSURANCE — 1.92%
American Independence Corp.[a]	639	7,681
Amerisafe Inc.	46,346	1,957,655
Baldwin & Lyons Inc. Class B	26,015	710,730
Blue Capital Reinsurance Holdings Ltd.[a]	16,285	299,155
Citizens Inc.[a]	110,757	969,124
Crawford & Co. Class B	69,812	645,063
Donegal Group Inc. Class A	21,029	334,361
Eastern Insurance Holdings Inc.	20,352	498,420
eHealth Inc.[a]	47,130	2,191,074
EMC Insurance Group Inc.	11,095	339,729
Federated National Holding Co.	33,771	494,070
First Acceptance Corp.[a]	54,406	123,502
Fortegra Financial Corp.[a]	24,908	205,989
Hallmark Financial Services Inc.[a]	43,324	384,934
HCI Group Inc.	25,503	1,364,410
Health Insurance Innovations Inc.a,[b]	16,589	167,715
Independence Holding Co.	22,843	308,152
Investors Title Co.	5,200	421,096
Kansas City Life Insurance Co.	10,448	498,788
Meadowbrook Insurance Group Inc.	128,541	894,645

Security	Shares	Value

National Interstate Corp.	15,454	$355,442
Phoenix Companies Inc. (The)[a]	14,756	906,018
Stewart Information Services Corp.	55,049	1,776,431
United Insurance Holdings Corp.	36,188	509,527
Universal Insurance Holdings Inc.	64,610	935,553

		17,299,264
INTERNET & CATALOG RETAIL — 0.74%
1-800-FLOWERS.COM Inc. Class Aa	70,698	382,476
Blue Nile Inc.[a,b]	31,531	1,484,795
CafePress Inc.[a,b]	24,827	157,155
Gaiam Inc. Class Aa	42,119	278,828
Geeknet Inc.[a,b]	12,166	220,083
NutriSystem Inc.	72,953	1,199,347
Overstock.com Inc.[a,b]	28,755	885,367
PetMed Express Inc.	52,551	873,923
US Auto Parts Network Inc.[a,b]	47,756	118,435
Valuevision Media Inc. Class Aa	100,788	704,508
Vitacost.com Inc.[a,b]	60,023	347,533

		6,652,450
INTERNET SOFTWARE & SERVICES — 3.01%
Autobytel Inc.[a]	22,632	342,422
Blucora Inc.[a]	104,646	3,051,477
Brightcove Inc.[a,b]	72,737	1,028,501
BroadVision Inc.[a]	13,410	130,077
Carbonite Inc.[a]	33,487	396,151
ChannelAdvisor Corp.[a,b]	15,450	644,420
E2open Inc.[a,b]	38,274	915,131
eGain Corp.[a]	36,655	375,347
Envestnet Inc.[a,b]	58,027	2,338,488
Global Eagle Entertainment Inc.[a,b]	55,303	822,356
Internap Network Services Corp.[a]	139,642	1,050,108
IntraLinks Holdings Inc.[a]	98,538	1,193,295
iPass Inc.[a]	151,230	237,431
Limelight Networks Inc.[a]	153,695	304,316
Local Corp.[a,b]	72,922	115,217
Marchex Inc. Class B	62,990	544,864
Marin Software Inc.[a,b]	23,647	242,145
MeetMe Inc.[a,b]	50,593	92,585
Move Inc.[a,b]	103,250	1,650,968
Perficient Inc.[a]	85,546	2,003,487
QuinStreet Inc.[a]	80,766	701,857
RealNetworks Inc.[a]	63,061	476,111
Reis Inc.[a,b]	24,351	468,270
SciQuest Inc.[a,b]	59,544	1,695,813
Spark Networks Inc.[a,b]	48,740	300,238
Stamps.com Inc.[a]	33,770	1,421,717
Support.com Inc.[a]	135,075	511,934
Synacor Inc.[a,b]	77,985	191,063
TechTarget Inc.[a]	39,381	270,154
TheStreet.com Inc.[a]	82,051	185,435
Travelzoo Inc.[a]	20,075	427,999
Tremor Video Inc.[a,b]	19,578	113,552
Unwired Planet Inc.[a]	241,422	333,162
Vocus Inc.[a,b]	48,278	549,887
World Energy Solutions Inc.[a]	20,086	86,370
XO Group Inc.[a]	69,171	1,027,881
YuMe Inc.[a,b]	13,803	102,832
Zix Corp.[a,b]	159,851	728,921

		27,071,982

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2013

Security	Shares	Value

IT SERVICES — 1.34%
Cass Information Systems Inc.	25,772	$1,735,744
CIBER Inc.[a]	196,000	811,440
Computer Task Group Inc.[b]	40,237	760,479
Dynamics Research Corp.[a,b]	28,049	322,003
Edgewater Technology Inc.[a]	32,564	227,622
Global Cash Access Inc.[a,b]	168,656	1,684,873
Hackett Group Inc. (The)	70,128	435,495
Information Services Group Inc.[a]	93,283	395,520
Innodata Inc.[a,b]	59,538	145,868
Lionbridge Technologies Inc.[a]	153,036	912,095
Mattersight Corp.[a,b]	27,207	130,322
ModusLink Global Solutions Inc.[a]	101,185	579,790
NCI Inc. Class Aa,b	21,829	144,508
Newtek Business Services Inc.[a]	91,496	287,297
Pfsweb Inc.[a]	35,816	324,851
Planet Payment Inc.a,[b]	127,691	354,981
PRGX Global Inc.[a]	74,768	502,441
StarTek Inc.[a,b]	37,696	244,647
Virtusa Corp.[a]	52,643	2,005,172

		12,005,148
LEISURE EQUIPMENT & PRODUCTS — 0.75%
Arctic Cat Inc.	33,490	1,908,260
Black Diamond Inc.[a,b]	58,996	786,417
Escalade Inc.	24,814	292,061
JAKKS Pacific Inc.[b]	51,771	348,419
Johnson Outdoors Inc. Class A	16,413	442,330
Marine Products Corp.	26,376	265,079
Nautilus Inc.[a,b]	80,668	680,031
Smith & Wesson Holding Corp.[a,b]	142,754	1,925,751
Summer Infant Inc.[a]	36,050	65,251

		6,713,599
LIFE SCIENCES TOOLS & SERVICES — 1.09%
Accelerate Diagnostics Inc.[a,b]	28,360	345,992
Affymetrix Inc.a,[b]	183,174	1,569,801
Albany Molecular Research Inc.[a,b]	61,108	615,969
Apricus Biosciences Inc.[a,b]	105,479	279,520
BG Medicine Inc.[a,b]	74,017	76,978
Cambrex Corp.[a]	78,151	1,393,432
Enzo Biochem Inc.[a,b]	101,153	295,367
Fluidigm Corp.a,[b]	66,688	2,555,484
Furiex Pharmaceuticals Inc.[a]	18,300	768,783
Harvard Bioscience Inc.[a]	69,513	326,711
NanoString Technologies Inc.[a]	14,126	243,532
NeoGenomics Inc.[a]	91,402	330,875
Pacific Biosciences of California Inc.[a,b]	122,953	643,044
pSivida Corp.[a,b]	76,025	301,819
Response Genetics Inc.[a]	61,603	71,460

		9,818,767
MACHINERY — 3.28%
Accuride Corp.[a,b]	105,561	393,742
Adept Technology Inc.[a]	28,646	483,831
Alamo Group Inc.	17,187	1,043,079
American Railcar Industries Inc.[b]	23,370	1,069,177
Ampco-Pittsburgh Corp.	22,737	442,235
Columbus McKinnon Corp.[a]	49,897	1,354,205

Security	Shares	Value

Commercial Vehicle Group Inc.[a]	63,965	$465,026
Douglas Dynamics Inc.	57,680	970,178
Dynamic Materials Corp.	35,407	769,748
Eastern Co. (The)	20,469	325,866
Energy Recovery Inc.[a,b]	112,581	625,950
ExOne Co. (The)[a,b]	17,466	1,055,994
Federal Signal Corp.[a]	158,482	2,321,761
Flow International Corp.[a]	122,215	493,749
FreightCar America Inc.	32,934	876,703
Gencor Industries Inc.[a]	16,099	153,584
Global Brass & Copper Holdings Inc.	22,453	371,597
Graham Corp.	25,889	939,512
Greenbrier Companies Inc. (The)[a,b]	63,040	2,070,234
Hardinge Inc.	32,952	476,815
Hurco Companies Inc.	17,635	441,051
Kadant Inc.	28,071	1,137,437
Key Technology Inc.[a]	15,457	221,499
L.B. Foster Co. Class A	26,537	1,254,935
L.S. Starrett Co. (The) Class A	17,128	249,555
Lydall Inc.[a]	44,160	778,099
Manitex International Inc.[a,b]	36,348	577,206
MFRI Inc.[a]	18,162	260,625
Miller Industries Inc.	32,439	604,339
NN Inc.	43,976	887,875
PMFG Inc.[a]	52,633	476,329
Standex International Corp.	31,547	1,983,675
Supreme Industries Inc. Class Aa	39,282	229,014
Tecumseh Products Co. Class Aa	51,295	464,220
Twin Disc Inc.	21,513	556,972
Wabash National Corp.[a,b]	175,826	2,171,451
Xerium Technologies Inc.[a]	29,289	482,976

		29,480,244
MARINE — 0.25%
Baltic Trading Ltd.	113,400	730,296
Eagle Bulk Shipping Inc.[a,b]	47,047	215,946
Genco Shipping & Trading Ltd.[a,b]	83,758	209,395
International Shipholding Corp.	16,681	492,090
Rand Logistics Inc.[a,b]	55,590	320,754
Ultrapetrol (Bahamas) Ltd.[a]	63,499	237,486

		2,205,967
MEDIA — 2.19%
A.H. Belo Corp. Class A	54,290	405,546
Ballantyne Strong Inc.[a,b]	62,008	287,097
Beasley Broadcast Group Inc. Class A	18,350	160,195
Carmike Cinemas Inc.[a]	60,520	1,684,877
Central European Media Enterprises Ltd. Class Aa,b	197,264	757,494
Cumulus Media Inc. Class Aa	224,424	1,734,798
Dex Media Inc.[a,b]	44,459	301,432
Digital Generation Inc.[a]	62,293	794,236
Emmis Communications Corp.[a]	93,764	252,225
Entercom Communications Corp. Class Aa	65,648	689,960
Entravision Communications Corp. Class A	143,368	873,111
FAB Universal Corp.[a,b]	47,246	145,045
Global Sources Ltd.[a]	47,631	387,240
Gray Television Inc.[a]	129,619	1,928,731
Harris Interactive Inc.[a]	81,931	163,862
Journal Communications Inc. Class Aa	113,442	1,056,145
Lee Enterprises Inc.a,[b]	139,273	483,277
Martha Stewart Living Omnimedia Inc. Class Aa	70,357	295,499

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2013

Security	Shares	Value

McClatchy Co. (The) Class Aa,[b]	160,578	$545,965
MDC Partners Inc.	98,489	2,512,454
Media General Inc. Class Aa,[b]	51,283	1,158,996
Radio One Inc. Class Da,[b]	83,668	317,102
ReachLocal Inc.[a,b]	26,005	330,524
Reading International Inc. Class Aa	58,955	441,573
Rentrak Corp.[a,b]	28,539	1,081,343
Saga Communications Inc. Class A	12,486	628,046
Salem Communications Corp. Class A	31,007	269,761

		19,686,534
METALS & MINING — 0.79%
A.M. Castle & Co.[a]	45,632	673,985
Comstock Mining Inc.[a,b]	181,744	318,052
Friedman Industries Inc.	27,029	229,746
General Moly Inc.[a,b]	146,969	196,938
Gerber Scientific Inc. Escrow[a,c]	44,403	444
Golden Minerals Co.[a,b]	59,213	27,948
Handy & Harman Ltd.[a]	14,491	350,827
Horsehead Holding Corp.[a,b]	128,842	2,088,529
Midway Gold Corp.[a]	328,573	266,144
Noranda Aluminium Holding Corp.	86,862	285,776
Olympic Steel Inc.	24,356	705,837
Paramount Gold and Silver Corp.[a,b]	357,218	332,856
Rare Element Resources Ltd.[a,b]	115,827	179,532
Revett Minerals Inc.[a]	5,969	4,298
Solitario Exploration & Royalty Corp.[a]	88,221	74,988
Synalloy Corp.	21,713	333,512
United States Antimony Corp.[a,b]	140,070	275,938
Universal Stainless & Alloy Products Inc.[a]	18,110	653,046
Vista Gold Corp.[a]	222,912	84,729

		7,083,125
MULTILINE RETAIL — 0.29%
ALCO Stores Inc.[a]	950	8,835
Bon-Ton Stores Inc. (The)	35,102	571,461
Gordmans Stores Inc.	30,914	237,110
Tuesday Morning Corp.[a]	110,143	1,757,882

		2,575,288
OIL, GAS & CONSUMABLE FUELS — 2.90%
Abraxas Petroleum Corp.[a,b]	215,995	708,464
Adams Resources & Energy Inc.	7,508	514,298
Amyris Inc.[a,b]	71,786	379,748
Apco Oil and Gas International Inc.[a]	25,201	392,884
BPZ Resources Inc.[a,b]	303,548	552,457
Callon Petroleum Co.[a]	101,536	663,030
Ceres Inc.[a,b]	38,620	53,296
DHT Holdings Inc.	32,186	220,152
Double Eagle Petroleum Co.[a]	29,461	68,644
Emerald Oil Inc.[a]	148,760	1,139,502
Endeavour International Corp.[a,b]	126,227	662,692
Equal Energy Ltd.	93,752	500,636
Evolution Petroleum Corp.	47,216	582,645
FieldPoint Petroleum Corp.[a]	12,638	51,942
Frontline Ltd.[a,b]	132,358	495,019
FX Energy Inc.[a,b]	137,196	502,137
Gastar Exploration Ltd.[a]	144,664	1,001,075
Gevo Inc.[a,b]	141,628	202,528
Green Plains Renewable Energy Inc.	64,700	1,254,533

Security	Shares	Value

Hallador Energy Co.	26,481	$213,437
Harvest Natural Resources Inc.[a,b]	103,224	466,572
Isramco Inc.[a,b]	2,380	302,379
James River Coal Co.[a,b]	104,927	141,651
Knightsbridge Tankers Ltd.	80,033	735,503
L&L Energy Inc.[a,b]	73,558	123,577
Lilis Energy Inc.[a,b]	26,822	61,422
Lucas Energy Inc.[a,b]	66,824	64,485
Magellan Petroleum Corp.[a]	136,942	142,420
Miller Energy Resources Inc.[a,b]	76,702	539,982
Pacific Ethanol Inc.[a,b]	38,617	196,560
Panhandle Oil and Gas Inc.	19,273	643,911
Penn Virginia Corp.[a]	139,211	1,312,760
PetroQuest Energy Inc.[a]	147,766	638,349
Quicksilver Resources Inc.[a,b]	306,928	942,269
Renewable Energy Group Inc.[a,b]	59,986	687,440
Rentech Inc.[a]	383,376	670,908
REX American Resources Corp.[a]	14,389	643,332
Royale Energy Inc.[a,b]	32,648	84,232
Saratoga Resources Inc.[a,b]	71,983	82,061
Synergy Resources Corp.[a]	133,603	1,237,164
Syntroleum Corp.[a,b]	25,588	86,359
Teekay Tankers Ltd. Class Ab	173,235	680,814
Triangle Petroleum Corp.[a,b]	172,787	1,437,588
U.S. Energy Corp.[a]	80,211	301,593
Ur-Energy Inc.[a]	312,700	431,526
Uranerz Energy Corp.[a,b]	218,049	279,103
Uranium Energy Corp.[a,b]	224,327	448,654
Uranium Resources Inc.[a,b]	36,278	109,922
VAALCO Energy Inc.[a,b]	146,274	1,007,828
Warren Resources Inc.[a]	185,433	582,260
Westmoreland Coal Co.[a]	32,445	625,864
ZaZa Energy Corp.[a,b]	83,723	80,006
Zion Oil & Gas Inc.[a,b]	101,293	142,823

		26,090,436
PAPER & FOREST PRODUCTS — 0.37%
Neenah Paper Inc.	40,500	1,732,185
Verso Paper Corp.[a,b]	33,261	21,121
Wausau Paper Corp.	124,474	1,578,330

		3,331,636
PERSONAL PRODUCTS — 0.51%
Cyanotech Corp.[a]	14,566	71,665
Female Health Co. (The)	58,521	497,429
IGI Laboratories Inc.[a]	68,666	209,431
Lifevantage Corp.[a,b]	282,988	466,930
Medifast Inc.[a]	35,875	937,414
Natural Alternatives International Inc.[a]	17,019	94,966
Nature’s Sunshine Products Inc.	27,792	481,358
Nutraceutical International Corp.[a]	26,635	713,285
Star Scientific Inc.[a,b]	428,977	497,613
Synutra International Inc.[a,b]	43,448	385,818
United-Guardian Inc.	8,352	234,858

		4,590,767
PHARMACEUTICALS — 2.48%
AcelRx Pharmaceuticals Inc.[a,b]	59,993	678,521
Acura Pharmaceuticals Inc.[a,b]	38,683	64,601
Adolor Corp. Escrow[a,c]	77,501	1

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2013

Security	Shares	Value

Aerie Pharmaceuticals Inc.[a]	20,135	$361,625
Alexza Pharmaceuticals Inc.[a,b]	57,489	271,923
Alimera Sciences Inc.[a,b]	47,496	223,706
Ampio Pharmaceuticals Inc.[a,b]	83,705	596,817
Aratana Therapeutics Inc.[a]	17,257	329,609
AVANIR Pharmaceuticals Inc. Class Aa	380,087	1,277,092
Biodel Inc.[a,b]	45,035	103,580
BioDelivery Sciences International Inc.[a,b]	82,266	484,547
Cadence Pharmaceuticals Inc.[a,b]	161,313	1,459,883
Cempra Inc.[a,b]	53,097	657,872
Corcept Therapeutics Inc.[a,b]	146,025	470,200
Cornerstone Therapeutics Inc.[a]	27,805	263,869
Cumberland Pharmaceuticals Inc.[a,b]	38,004	194,200
Depomed Inc.[a,b]	146,426	1,549,187
Endocyte Inc.[a,b]	80,794	863,688
Heska Corp.[a]	20,508	179,240
Hi-Tech Pharmacal Co. Inc.[a]	28,653	1,243,254
Horizon Pharma Inc.[a,b]	133,825	1,019,746
Imprimis Pharmaceuticals Inc.[a]	10,428	34,934
Lannett Co. Inc.[a]	48,273	1,597,836
Novabay Pharmaceuticals Inc.[a,b]	100,905	124,113
NuPathe Inc.[a,b]	60,555	198,015
Omeros Corp.[a,b]	81,190	916,635
Pain Therapeutics Inc.[a]	96,371	468,363
Pernix Therapeutics Holdings[a]	43,902	110,633
POZEN Inc.[a,b]	72,889	586,028
Relypsa Inc.[a,b]	15,818	395,450
Repros Therapeutics Inc.[a,b]	61,329	1,122,321
SciClone Pharmaceuticals Inc.[a,b]	142,910	720,266
Sucampo Pharmaceuticals Inc. Class Aa,b	34,072	320,277
Supernus Pharmaceuticals Inc.[a,b]	38,544	290,622
TherapeuticsMD Inc.[a,b]	226,602	1,180,596
Transcept Pharmaceuticals Inc.[a]	40,814	137,135
Ventrus Biosciences Inc.[a]	66,743	254,958
XenoPort Inc.[a]	113,148	650,601
Zogenix Inc.[a,b]	256,582	882,642

		22,284,586
PROFESSIONAL SERVICES — 1.17%
Barrett Business Services Inc.	17,924	1,662,272
CBIZ Inc.[a]	92,737	845,761
CDI Corp.	37,473	694,375
CRA International Inc.[a]	28,013	554,657
Dolan Co. (The)[a]	89,650	62,755
Franklin Covey Co.[a]	23,972	476,563
GP Strategies Corp.[a]	37,721	1,123,709
Heidrick & Struggles International Inc.	46,948	945,533
Hill International Inc.[a,b]	59,835	236,348
Hudson Global Inc.[a,b]	86,580	348,052
Odyssey Marine Exploration Inc.[a,b]	216,604	437,540
Pendrell Corp.[a,b]	421,409	847,032
RCM Technologies Inc.[a]	40,618	283,514
Resources Connection Inc.	103,625	1,484,946
VSE Corp.	11,035	529,790

		10,532,847
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.85%
AG Mortgage Investment Trust Inc.	71,300	1,115,132
Agree Realty Corp.	37,991	1,102,499
AmREIT Inc.	55,681	935,441
Apollo Commercial Real Estate Finance Inc.	96,522	1,568,482

Security	Shares	Value

Apollo Residential Mortgage Inc.	83,567	$1,235,120
Ares Commercial Real Estate Corp.	60,374	790,899
Armada Hoffler Properties Inc.	48,968	454,423
BRT Realty Trust[a]	24,938	176,312
Cedar Realty Trust Inc.	188,382	1,179,271
Chatham Lodging Trust	69,065	1,412,379
Cherry Hill Mortgage Investment Corp.	16,939	301,514
CyrusOne Inc.	49,742	1,110,739
Dynex Capital Inc.	150,141	1,201,128
Ellington Residential Mortgage REIT	20,649	317,582
Excel Trust Inc.	124,906	1,422,679
Five Oaks Investment Corp.	23,625	246,173
Gladstone Commercial Corp.	41,772	750,643
Gramercy Property Trust Inc.[a]	147,142	846,067
Gyrodyne Co. of America Inc.[b]	3,312	42,096
Hannon Armstrong Sustainable Infrastructure Capital Inc.	42,779	597,195
Javelin Mortgage Investment Corp.	40,360	562,215
Kite Realty Group Trust	330,262	2,169,821
Monmouth Real Estate Investment Corp. Class A	118,391	1,076,174
New York Mortgage Trust Inc.[b]	166,904	1,166,659
One Liberty Properties Inc.	30,342	610,784
Orchid Island Capital Inc.	7,881	101,665
Physicians Realty Trust	52,428	667,933
PMC Commercial Trust	32,028	275,441
Preferred Apartment Communities Inc.	40,186	323,095
QTS Realty Trust Inc. Class A	36,715	909,798
RAIT Financial Trust[b]	182,515	1,637,160
Rexford Industrial Realty Inc.	44,176	583,123
Sotherly Hotels Inc.[b]	22,779	135,307
Summit Hotel Properties Inc.	203,532	1,831,788
Terreno Realty Corp.	65,573	1,160,642
Trade Street Residential Inc.[b]	19,351	122,492
UMH Properties Inc.	50,015	471,141
Urstadt Biddle Properties Inc. Class A	53,652	989,879
Western Asset Mortgage Capital Corp.[b]	61,238	911,221
Whitestone REIT Class B	66,953	895,162
Winthrop Realty Trust	88,117	973,693
ZAIS Financial Corp.	17,364	278,345

		34,659,312
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.52%
Altisource Residential Corp.	109,038	3,283,134
AV Homes Inc.[a]	24,471	444,638
Consolidated-Tomoka Land Co.	12,140	440,561
Gladstone Land Corp.	16,279	263,720
ZipRealty Inc.[a]	43,435	243,236

		4,675,289
ROAD & RAIL — 0.68%
Arkansas Best Corp.	66,474	2,238,844
Celadon Group Inc.	52,176	1,016,389
Covenant Transportation Group Class Aa	31,624	259,633
P.A.M. Transportation Services Inc.[a]	13,947	288,982
Patriot Transportation Holding Inc.[a]	16,583	688,360
Quality Distribution Inc.[a]	57,827	741,920
USA Truck Inc.[a]	28,942	387,244
YRC Worldwide Inc.[a,b]	25,866	449,293

		6,070,665

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2013

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.23%
Alpha & Omega Semiconductor Ltd.[a]	47,356	$365,115
Ambarella Inc.[a,b]	47,966	1,627,486
Amtech Systems Inc.[a,b]	28,767	200,218
ANADIGICS Inc.[a]	206,200	379,408
Axcelis Technologies Inc.[a]	274,804	670,522
AXT Inc.[a]	90,035	234,991
Cascade Microtech Inc.[a]	26,770	249,496
CEVA Inc.[a]	57,044	868,210
Cohu Inc.	64,136	673,428
CVD Equipment Corp.[a,b]	13,372	194,161
Cyberoptics Corp.[a]	21,081	134,075
DSP Group Inc.[a]	56,789	551,421
Entropic Communications Inc.[a]	230,794	1,087,040
Exar Corp.[a]	98,908	1,166,125
FormFactor Inc.[a]	140,973	848,658
GigOptix Inc.[a]	48,939	74,877
GSI Technology Inc.[a]	56,616	375,930
Ikanos Communications Inc.[a]	106,058	127,270
Inphi Corp.[a]	67,973	876,852
Integrated Silicon Solution Inc.[a]	72,837	880,599
Intermolecular Inc.[a]	43,015	211,634
inTEST Corp.[a]	25,557	97,117
IXYS Corp.	60,984	790,963
Kopin Corp.[a]	172,793	729,186
LTX-Credence Corp.[a]	122,525	978,975
Mattson Technology Inc.[a]	147,660	404,588
MaxLinear Inc. Class Aa	63,358	660,824
MoSys Inc.[a,b]	122,435	675,841
Nanometrics Inc.[a]	60,141	1,145,686
NeoPhotonics Corp.[a]	53,987	381,148
NVE Corp.[a,b]	13,600	792,608
PDF Solutions Inc.[a]	65,734	1,684,105
Peregrine Semiconductor Corp.[a,b]	68,107	504,673
Pericom Semiconductor Corp.[a]	60,061	532,140
Photronics Inc.[a,b]	158,470	1,430,984
Pixelworks Inc.[a]	40,669	196,025
PLX Technology Inc.[a]	116,504	766,596
QuickLogic Corp.[a,b]	137,745	544,093
Rubicon Technology Inc.[a,b]	45,939	457,093
Rudolph Technologies Inc.[a,b]	84,276	989,400
Sigma Designs Inc.[a]	83,846	395,753
Silicon Image Inc.[a]	200,944	1,235,806
STR Holdings Inc.[a,b]	72,977	114,574
Supertex Inc.[a]	26,234	657,162
Ultra Clean Holdings Inc.[a]	63,230	634,197
Vitesse Semiconductor Corp.[a]	144,327	421,435

		29,018,488
SOFTWARE — 2.26%
Accelrys Inc.[a]	144,514	1,378,664
Actuate Corp.[a]	123,883	955,138
American Software Inc. Class A	66,514	656,493
Callidus Software Inc.[a,b]	104,702	1,437,558
Cinedigm Corp.[a]	142,501	287,852
Cover-All Technologies Inc.[a]	32,320	45,571
Covisint Corp.[a]	19,176	240,659
Cyan Inc.[a,b]	20,605	109,000
Datawatch Corp.[a]	13,554	460,972
Digimarc Corp.	19,178	369,368
Document Security Systems Inc.[a,b]	67,833	140,414

Security	Shares	Value

Ellie Mae Inc.[a,b]	68,573	$1,842,557
Envivio Inc.[a]	71,793	244,096
EPIQ Systems Inc.	81,033	1,313,545
ePlus Inc.[a]	10,178	578,518
Evolving Systems Inc.	30,356	295,667
Exa Corp.[a,b]	28,999	384,527
FalconStor Software Inc.[a]	83,191	112,308
Globalscape Inc.	35,052	81,671
Glu Mobile Inc.[a,b]	166,870	649,124
Guidance Software Inc.[a,b]	45,000	454,500
Mitek Systems Inc.[a,b]	69,701	414,024
Model N Inc.[a,b]	20,895	246,352
NetSol Technologies Inc.[a,b]	19,771	115,265
Park City Group Inc.[a,b]	29,549	300,218
Proofpoint Inc.[a,b]	59,147	1,961,906
QAD Inc. Class A	20,838	367,999
Qualys Inc.[a]	38,785	896,321
Rally Software Development Corp.[a,b]	17,767	345,568
Rosetta Stone Inc.[a,b]	29,953	366,026
Sapiens International Corp.	45,787	353,018
SeaChange International Inc.[a]	85,750	1,042,720
Smith Micro Software Inc.[a]	26,089	38,612
Sonic Foundry Inc.[a]	6,550	64,223
TeleCommunication Systems Inc.[a]	142,051	329,558
TeleNav Inc.[a]	51,282	337,948
TigerLogic Corp.[a]	27,302	50,918
Vasco Data Security International Inc.[a]	73,327	566,818
Vringo Inc.[a,b]	173,609	513,883

		20,349,579
SPECIALTY RETAIL — 1.90%
America’s Car-Mart Inc.[a,b]	20,704	874,330
bebe stores inc.	85,671	455,770
Big 5 Sporting Goods Corp.	42,500	842,350
Body Central Corp.[a]	42,255	166,485
Books-A-Million Inc.[a,b]	19,856	45,867
Build-A-Bear Workshop Inc.[a]	32,965	248,886
Cache Inc.[a]	33,019	179,293
Christopher & Banks Corp.[a]	95,392	814,648
Citi Trends Inc.[a]	40,608	690,336
Coldwater Creek Inc.[a]	58,795	43,832
Destination Maternity Corp.	34,644	1,035,163
Destination XL Group Inc.[a]	110,735	727,529
Haverty Furniture Companies Inc.	50,590	1,583,467
Kirkland’s Inc.[a]	34,808	823,905
MarineMax Inc.[a]	60,273	969,190
New York & Co. Inc.[a]	74,821	326,968
Pacific Sunwear of California Inc.[a,b]	117,995	394,103
Perfumania Holdings Inc.[a]	14,169	89,973
RadioShack Corp.[a,b]	256,850	667,810
Shoe Carnival Inc.	36,593	1,061,563
Stein Mart Inc.	67,236	904,324
Systemax Inc.[a]	28,061	315,686
Tandy Leather Factory Inc.[a]	22,759	222,128
Tilly’s Inc. Class Aa	28,808	329,851
Trans World Entertainment Corp.[a]	36,533	161,476
West Marine Inc.[a]	44,936	639,439
Wet Seal Inc. Class Aa,b	226,776	619,098
Winmark Corp.	6,185	572,855
Zale Corp.[a]	82,687	1,303,974

		17,110,299

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2013

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.57%
American Apparel Inc.[a,b]	149,332	$183,678
Charles & Colvard Ltd.[a]	56,610	285,880
Cherokee Inc.	29,536	407,597
Costa Inc.[a]	26,216	569,674
Crown Crafts Inc.	35,167	273,248
Culp Inc.	23,834	487,405
Delta Apparel Inc.[a,b]	21,791	370,011
Joe’s Jeans Inc.[a,b]	144,398	158,838
Mossimo Inc. Escrow[a,b,c]	21,276	—
Perry Ellis International Inc.[a]	31,356	495,111
R.G. Barry Corp.	29,002	559,739
Rocky Brands Inc.	22,693	330,637
Unifi Inc.[a]	37,988	1,034,793

		5,156,611
THRIFTS & MORTGAGE FINANCE — 3.29%
ASB Bancorp Inc.[a]	12,249	211,295
Banc of California Inc.	48,616	651,941
Bank Mutual Corp.	134,810	945,018
BankFinancial Corp.	67,665	619,811
BBX Capital Corp.[a]	22,174	345,914
Berkshire Hills Bancorp Inc.	67,417	1,838,462
BofI Holding Inc.[a]	31,810	2,494,858
Camco Financial Corp.[a]	15,957	106,593
Cape Bancorp Inc.	46,220	469,595
Charter Financial Corp.	75,612	814,341
Cheviot Financial Corp.	18,648	193,753
Chicopee Bancorp Inc.	9,148	159,267
Clifton Savings Bancorp Inc.	28,321	362,509
Doral Financial Corp.[a,b]	18,386	287,925
ESB Financial Corp.	42,208	599,354
ESSA Bancorp Inc.	37,729	436,147
Federal Agricultural Mortgage Corp. Class C NVS	28,884	989,277
First Defiance Financial Corp.	31,677	822,652
First Federal Bancshares of Arkansas Inc.[a]	10,317	89,758
First Financial Northwest Inc.	54,245	562,521
Fox Chase Bancorp Inc.	41,347	718,611
Franklin Financial Corp.[a]	38,301	757,594
Hampden Bancorp Inc.	13,785	226,212
Heritage Financial Group Inc.	29,811	573,862
Hingham Institution for Savings	3,308	259,645
Home Bancorp Inc.[a]	22,329	420,902
HomeStreet Inc.	36,233	724,660
HopFed Bancorp Inc.	20,637	235,055
IMPAC Mortgage Holdings Inc.[a]	19,207	114,858
Laporte Bancorp Inc.	3,983	44,291
Meridian Interstate Bancorp Inc.[a]	27,718	625,872
Meta Financial Group Inc.	19,545	788,250
NASB Financial Inc.	12,134	366,447
OceanFirst Financial Corp.	45,790	784,383
Peoples Federal Bancshares Inc.[b]	22,070	391,522
Provident Financial Holdings Inc.	32,935	494,025
Pulaski Financial Corp.	33,244	374,327
Rockville Financial Inc.	81,588	1,159,365
Security National Financial Corp. Class Aa	21,933	105,717
SI Financial Group Inc.	41,282	497,448
Simplicity Bancorp Inc.	32,546	525,943
Stonegate Mortgage Corp.[a]	21,276	351,692
Territorial Bancorp Inc.	37,710	874,872
Tree.com Inc.[a]	17,934	588,953

Security	Shares	Value

United Community Financial Corp.[a]	133,090	$475,131
United Financial Bancorp Inc.	58,803	1,110,789
Walker & Dunlop Inc.[a]	41,662	673,674
Waterstone Financial Inc.[a]	26,504	294,194
Westfield Financial Inc.	50,831	379,199
WSFS Financial Corp.	21,747	1,686,045

		29,624,529
TOBACCO — 0.08%
Alliance One International Inc.[a]	238,926	728,724

		728,724
TRADING COMPANIES & DISTRIBUTORS — 0.63%
Aceto Corp.	69,245	1,731,817
BlueLinx Holdings Inc.[a]	99,248	193,534
CAI International Inc.[a,b]	44,939	1,059,212
Essex Rental Corp.[a,b]	53,963	176,459
Houston Wire & Cable Co.	47,617	637,115
Lawson Products Inc.[a]	16,962	207,785
Stock Building Supply Holdings Inc.[a]	20,064	365,566
Titan Machinery Inc.[a,b]	44,353	790,371
Transcat Inc.[a]	19,303	154,231
Willis Lease Finance Corp.[a]	22,415	389,124

		5,705,214
WATER UTILITIES — 0.59%
Artesian Resources Corp. Class A	25,907	594,566
Cadiz Inc.[a,b]	43,557	303,157
Connecticut Water Service Inc.	27,268	968,287
Consolidated Water Co. Ltd.[b]	37,228	524,915
Middlesex Water Co.	40,622	850,625
Pure Cycle Corp.[a,b]	46,095	291,781
SJW Corp.	36,288	1,081,019
York Water Co. (The)	33,851	708,501

		5,322,851
WIRELESS TELECOMMUNICATION SERVICES — 0.67%
Boingo Wireless Inc.[a]	44,958	288,181
Leap Wireless International Inc.[a]	141,035	2,454,009
NTELOS Holdings Corp.	39,386	796,779
Shenandoah Telecommunications Co.	61,897	1,588,896
USA Mobility Inc.	61,749	881,775

		6,009,640

TOTAL COMMON STOCKS (Cost: $776,147,350)		897,518,360

INVESTMENT COMPANIES — 0.09%
CAPITAL MARKETS — 0.09%
Capitala Finance Corp.	10,427	207,498
Firsthand Technology Value Fund Inc.[a]	27,530	637,870

		845,368

TOTAL INVESTMENT COMPANIES (Cost: $760,176)		845,368

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2013

Security	Shares	Value

RIGHTS — 0.00%

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.00%
Trade Street Residential Inc.[a]	19,351	$5,805

		5,805

TOTAL RIGHTS (Cost: $0)		5,805

SHORT-TERM INVESTMENTS —16.20%

MONEY MARKET FUNDS — 16.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	136,414,905	136,414,905
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	7,990,249	7,990,249
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d],e	1,259,059	1,259,059

		145,664,213

TOTAL SHORT-TERM INVESTMENTS (Cost: $145,664,213)		145,664,213

TOTAL INVESTMENTS IN SECURITIES — 116.11% (Cost: $922,571,739)		1,044,033,746
Other Assets, Less Liabilities — (16.11)%		(144,860,411)

NET ASSETS — 100.00%		$899,173,335

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

150

Schedule of Investments  (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 100.07%

BIOTECHNOLOGY — 77.17%
ACADIA Pharmaceuticals Inc.[a,b]	1,043,824	$26,085,162
Achillion Pharmaceuticals Inc.[a,b]	1,111,577	3,690,436
Acorda Therapeutics Inc.[a]	474,197	13,846,552
Aegerion Pharmaceuticals Inc.[a,b]	335,963	23,839,935
Agios Pharmaceuticals Inc.[a,b]	358,193	8,578,722
Alexion Pharmaceuticals Inc.[a]	1,401,605	186,497,561
Alkermes PLC[a]	1,572,610	63,942,323
Alnylam Pharmaceuticals Inc.[a,b]	728,594	46,870,452
AMAG Pharmaceuticals Inc.[a]	249,818	6,063,083
Amarin Corp. PLC SP ADR[a,b]	1,892,258	3,727,748
Amgen Inc.	3,059,281	349,247,519
Anacor Pharmaceuticals Inc.[a,b]	468,212	7,856,597
Arena Pharmaceuticals Inc.[a,b]	2,511,134	14,690,134
ARIAD Pharmaceuticals Inc.[a,b]	2,023,615	13,801,054
Array BioPharma Inc.[a,b]	1,421,394	7,121,184
BioCryst Pharmaceuticals Inc.[a]	679,240	5,162,224
Biogen Idec Inc.[a]	1,199,436	335,542,221
BioMarin Pharmaceutical Inc.[a]	1,633,463	114,783,445
Bluebird Bio Inc.[a]	273,314	5,734,128
Celgene Corp.[a]	2,157,381	364,511,094
Celldex Therapeutics Inc.[a,b]	931,745	22,557,546
Cellular Dynamics International Inc.[a,b]	181,219	2,991,926
ChemoCentryx Inc.[a]	493,032	2,854,655
Chimerix Inc.[a]	303,721	4,589,224
Clovis Oncology Inc.[a]	389,266	23,461,062
Cubist Pharmaceuticals Inc.[a]	850,693	58,587,227
Curis Inc.[a,b]	986,813	2,782,813
Dendreon Corp.[a,b]	1,809,952	5,411,756
Dyax Corp.[a]	1,390,846	10,473,070
Epizyme Inc.[a,b]	326,596	6,793,197
Esperion Therapeutics Inc.[a]	176,684	2,427,638
Exelixis Inc.[a,b]	2,116,356	12,973,262
Genomic Health Inc.[a,b]	353,172	10,337,344
Geron Corp.[a]	1,482,061	7,024,969
Gilead Sciences Inc.[a]	4,665,138	350,585,121
Grifols SA SP ADR	1,137,044	41,070,029
Halozyme Therapeutics Inc.[a,b]	1,309,944	19,636,061
Idenix Pharmaceuticals Inc.[a,b]	1,539,843	9,208,261
ImmunoGen Inc.[a,b]	981,080	14,392,444
Immunomedics Inc.[a,b]	955,753	4,396,464
Incyte Corp.[a,b]	1,850,638	93,697,802
Infinity Pharmaceuticals Inc.[a,b]	552,601	7,631,420
Insys Therapeutics Inc.[a,b]	246,885	9,556,918
InterMune Inc.[a,b]	1,018,152	14,997,379
Ironwood Pharmaceuticals Inc. Class Aa,b	1,119,927	13,002,352
Isis Pharmaceuticals Inc.[a,b]	1,333,288	53,118,194
Kythera Biopharmaceuticals Inc.[a]	244,330	9,101,293
Lexicon Pharmaceuticals Inc.[a,b]	5,900,220	10,620,396
Ligand Pharmaceuticals Inc. Class Ba,b	234,497	12,334,542
MannKind Corp.[a,b]	4,104,732	21,385,654
Medivation Inc.[a,b]	866,717	55,313,879
Merrimack Pharmaceuticals Inc.[a,b]	1,176,287	6,281,373
Momenta Pharmaceuticals Inc.[a]	600,894	10,623,806
Myriad Genetics Inc.[a,b]	858,594	18,013,302
Neurocrine Biosciences Inc.[a]	773,892	7,228,151
NewLink Genetics Corp.[a,b]	295,421	6,502,216

Security	Shares	Value

Novavax Inc.[a,b]	2,395,683	$12,265,897
NPS Pharmaceuticals Inc.[a,b]	1,172,842	35,607,483
OncoMed Pharmaceuticals Inc.[a,b]	320,580	9,463,522
Onconova Therapeutics Inc.[a,b]	246,198	2,826,353
Orexigen Therapeutics Inc.[a]	1,165,042	6,559,186
Osiris Therapeutics Inc.[a]	388,983	6,254,847
PDL BioPharma Inc.[b]	1,609,002	13,579,977
Portola Pharmaceuticals Inc.[a]	456,251	11,748,463
Progenics Pharmaceuticals Inc.[a]	699,380	3,727,695
Prothena Corp. PLC[a]	251,166	6,660,922
PTC Therapeutics Inc.[a,b]	286,386	4,859,970
Raptor Pharmaceutical Corp.[a,b]	704,259	9,169,452
Regeneron Pharmaceuticals Inc.[a]	1,063,569	292,736,732
Regulus Therapeutics Inc.[a]	480,412	3,550,245
Repligen Corp.[a]	366,785	5,002,947
Rigel Pharmaceuticals Inc.[a]	1,005,739	2,866,356
Sangamo BioSciences Inc.[a,b]	710,071	9,862,886
Sarepta Therapeutics Inc.[a,b]	431,863	8,797,049
Seattle Genetics Inc.[a,b]	1,406,875	56,120,244
Sinovac Biotech Ltd.[a]	633,364	3,876,188
Spectrum Pharmaceuticals Inc.[a,b]	734,155	6,497,272
Synageva BioPharma Corp.[a,b]	353,104	22,852,891
Synergy Pharmaceuticals Inc.[a]	1,036,683	5,836,525
Synta Pharmaceuticals Corp.[a,b]	955,382	5,006,202
Theravance Inc.[a,b]	1,269,940	45,273,361
United Therapeutics Corp.[a]	576,932	65,239,471
Vanda Pharmaceuticals Inc.[a,b]	381,568	4,735,259
Verastem Inc.[a]	294,885	3,361,689
Vertex Pharmaceuticals Inc.[a]	2,513,732	186,770,288
XOMA Corp.[a,b]	1,069,657	7,198,792

		3,421,862,484
HEALTH CARE EQUIPMENT & SUPPLIES — 0.12%
Cerus Corp.[a,b]	809,873	5,223,681

		5,223,681
LIFE SCIENCES TOOLS & SERVICES — 6.58%
Affymetrix Inc.[a,b]	826,460	7,082,762
Albany Molecular Research Inc.[a,b]	363,510	3,664,181
Illumina Inc.[a,b]	1,451,779	160,595,793
Luminex Corp.[a]	481,088	9,333,107
Pacific Biosciences of California Inc.[a,b]	760,513	3,977,483
QIAGEN NVa,b	2,692,861	64,117,020
Sequenom Inc.[a,b]	1,330,827	3,114,135
TECHNE Corp.	423,468	40,089,716

		291,974,197
PHARMACEUTICALS — 16.20%
AcelRx Pharmaceuticals Inc.[a,b]	494,686	5,594,899
Akorn Inc.[a,b]	1,106,878	27,262,405
Auxilium Pharmaceuticals Inc.[a,b]	569,624	11,814,002
AVANIR Pharmaceuticals Inc. Class Aa,b	1,672,115	5,618,306
Cadence Pharmaceuticals Inc.[a,b]	989,175	8,952,034
Cempra Inc.[a]	381,547	4,727,367
Depomed Inc.[a]	654,908	6,928,927
Endo Health Solutions Inc.[a]	1,319,634	89,022,509
Endocyte Inc.[a,b]	415,494	4,441,631
Hi-Tech Pharmacal Co. Inc.[a]	152,235	6,605,477
Horizon Pharma Inc.[a]	756,948	5,767,944
Impax Laboratories Inc.[a]	799,070	20,088,620

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

December 31, 2013

Security	Shares	Value

Jazz Pharmaceuticals PLC[a]	663,788	$84,009,009
Medicines Co. (The)[a]	734,277	28,357,778
Mylan Inc.[a]	3,954,216	171,612,974
Nektar Therapeutics[a,b]	1,334,011	15,141,025
Omeros Corp.[a,b]	348,616	3,935,875
Pacira Pharmaceuticals Inc.[a,b]	385,293	22,150,494
Questcor Pharmaceuticals Inc.[b]	698,035	38,008,006
Sagent Pharmaceuticals Inc.[a]	365,078	9,265,680
Salix Pharmaceuticals Ltd.[a,b]	722,466	64,978,592
SciClone Pharmaceuticals Inc.a	610,207	3,075,443
Shire PLC SP ADR	382,491	54,042,153
Sucampo Pharmaceuticals Inc. Class Aa,b	488,220	4,589,268
Supernus Pharmaceuticals Inc.[a,b]	389,268	2,935,081
VIVUS Inc.[a,b]	1,168,553	10,610,461
XenoPort Inc.[a,b]	549,011	3,156,813
Zogenix Inc.[a,b]	1,591,527	5,474,853

		718,167,626

TOTAL COMMON STOCKS (Cost: $4,105,343,821)		4,437,227,988

SHORT-TERM INVESTMENTS — 18.29%

MONEY MARKET FUNDS — 18.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	766,212,495	766,212,495
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	44,879,467	44,879,467

		811,091,962

TOTAL SHORT-TERM INVESTMENTS (Cost: $811,091,962)		811,091,962

TOTAL INVESTMENTS IN SECURITIES — 118.36% (Cost: $4,916,435,783)		5,248,319,950
Other Assets, Less Liabilities — (18.36)%		(814,261,618)

NET ASSETS — 100.00%		$4,434,058,332

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

152

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.69%
Alliant Techsystems Inc.	14,582	$1,774,338
B/E Aerospace Inc.[a]	44,764	3,895,811
Boeing Co. (The)	345,203	47,116,758
Exelis Inc.	85,305	1,625,913
General Dynamics Corp.	135,868	12,982,187
Hexcel Corp.[a,b]	45,463	2,031,741
Honeywell International Inc.	358,048	32,714,846
Huntington Ingalls Industries Inc.	22,722	2,045,207
L-3 Communications Holdings Inc.	40,875	4,367,903
Lockheed Martin Corp.	118,182	17,568,936
Northrop Grumman Corp.	101,078	11,584,550
Precision Castparts Corp.	66,592	17,933,226
Raytheon Co.	147,779	13,403,555
Rockwell Collins Inc.	61,528	4,548,150
Spirit AeroSystems Holdings Inc. Class Aa	54,164	1,845,909
Textron Inc.	126,324	4,643,670
TransDigm Group Inc.	23,774	3,828,090
Triumph Group Inc.	23,391	1,779,353
United Technologies Corp.	418,313	47,604,019

		233,294,162
AIR FREIGHT & LOGISTICS — 0.73%
C.H. Robinson Worldwide Inc.[b]	69,339	4,045,238
Expeditors International of Washington Inc.	93,689	4,145,738
FedEx Corp.	144,213	20,733,503
United Parcel Service Inc. Class B	329,637	34,638,256

		63,562,735
AIRLINES — 0.35%
Alaska Air Group Inc.	31,884	2,339,329
American Airlines Group Inc.[a,b]	89,822	2,268,005
Copa Holdings SA Class A	15,084	2,415,099
Delta Air Lines Inc.	390,496	10,726,925
Southwest Airlines Co.	327,871	6,177,090
United Continental Holdings Inc.[a,b]	161,702	6,117,187

		30,043,635
AUTO COMPONENTS — 0.51%
Allison Transmission Holdings Inc.	15,545	429,197
BorgWarner Inc.	105,733	5,911,532
Delphi Automotive PLC	142,688	8,579,829
Gentex Corp.	65,101	2,147,682
Goodyear Tire & Rubber Co. (The)	111,423	2,657,439
Johnson Controls Inc.	311,675	15,988,928
Lear Corp.	36,619	2,965,040
TRW Automotive Holdings Corp.[a]	48,777	3,628,521
Visteon Corp.[a]	22,583	1,849,322

		44,157,490
AUTOMOBILES — 0.65%
Ford Motor Co.	1,756,793	27,107,316
General Motors Co.[a]	378,721	15,478,327

Security	Shares	Value

Harley-Davidson Inc.	102,428	$7,092,115
Tesla Motors Inc.[a,b]	37,981	5,711,583
Thor Industries Inc.	20,020	1,105,704

		56,495,045
BEVERAGES — 1.88%
Beam Inc.	72,983	4,967,223
Brown-Forman Corp. Class B NVS	69,254	5,233,525
Coca-Cola Co. (The)	1,740,284	71,891,132
Coca-Cola Enterprises Inc.	118,689	5,237,746
Constellation Brands Inc. Class Aa	69,769	4,910,342
Dr Pepper Snapple Group Inc.	92,564	4,509,718
Molson Coors Brewing Co. Class B NVS	63,361	3,557,720
Monster Beverage Corp.[a]	60,924	4,128,819
PepsiCo Inc.	703,639	58,359,819

		162,796,044
BIOTECHNOLOGY — 2.38%
Alexion Pharmaceuticals Inc.[a]	88,843	11,821,450
Alkermes PLC[a]	57,328	2,330,956
Amgen Inc.	341,283	38,960,867
ARIAD Pharmaceuticals Inc.[a,b]	83,995	572,846
Biogen Idec Inc.[a]	108,037	30,223,351
BioMarin Pharmaceutical Inc.[a]	63,069	4,431,859
Celgene Corp.[a]	189,821	32,072,156
Cubist Pharmaceuticals Inc.[a,b]	29,554	2,035,384
Gilead Sciences Inc.[a]	694,081	52,160,187
Incyte Corp.[a,b]	46,659	2,362,345
Medivation Inc.[a,b]	34,008	2,170,391
Myriad Genetics Inc.[a,b]	34,197	717,453
Pharmacyclics Inc.[a,b]	26,889	2,844,318
Regeneron Pharmaceuticals Inc.[a]	36,456	10,034,149
Seattle Genetics Inc.[a,b]	45,530	1,816,192
Theravance Inc.[a,b]	35,760	1,274,844
United Therapeutics Corp.[a,b]	21,078	2,383,500
Vertex Pharmaceuticals Inc.[a]	106,286	7,897,050

		206,109,298
BUILDING PRODUCTS — 0.18%
A.O. Smith Corp.	35,070	1,891,676
Allegion PLC[a]	45,766	2,022,400
Armstrong World Industries Inc.[a]	11,589	667,642
Fortune Brands Home & Security Inc.	74,858	3,421,011
Lennox International Inc.	22,836	1,942,430
Masco Corp.	161,895	3,686,349
Owens Corning[a]	53,913	2,195,337

		15,826,845
CAPITAL MARKETS — 2.34%
Affiliated Managers Group Inc.[a]	23,933	5,190,589
American Capital Ltd.[a]	129,145	2,019,828
Ameriprise Financial Inc.	91,927	10,576,201
Ares Capital Corp.	134,895	2,397,084
Artisan Partners Asset Management Inc.	5,779	376,733
Bank of New York Mellon Corp. (The)	528,266	18,457,614
BlackRock Inc.[c]	59,449	18,813,825
Charles Schwab Corp. (The)	499,779	12,994,254
E*TRADE Financial Corp.[a]	130,085	2,554,869
Eaton Vance Corp. NVS	54,440	2,329,488

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2013

Security	Shares	Value

Federated Investors Inc. Class B	42,075	$1,211,760
Franklin Resources Inc.	187,355	10,816,004
Goldman Sachs Group Inc. (The)	208,654	36,986,008
Invesco Ltd.	201,937	7,350,507
Lazard Ltd. Class A	58,079	2,632,140
Legg Mason Inc.	50,397	2,191,262
LPL Financial Holdings Inc.	25,692	1,208,295
Morgan Stanley	693,019	21,733,076
Northern Trust Corp.	109,346	6,767,424
Raymond James Financial Inc.	55,281	2,885,115
SEI Investments Co.	65,363	2,270,057
State Street Corp.	207,592	15,235,177
T. Rowe Price Group Inc.	118,283	9,908,567
TD Ameritrade Holding Corp.	105,708	3,238,893
Waddell & Reed Financial Inc. Class A	38,975	2,538,052

		202,682,822
CHEMICALS — 2.54%
Air Products and Chemicals Inc.	94,865	10,604,010
Airgas Inc.	29,689	3,320,715
Albemarle Corp.	36,927	2,340,802
Ashland Inc.	35,879	3,481,698
Cabot Corp.	28,947	1,487,876
Celanese Corp. Series A	72,375	4,003,061
CF Industries Holdings Inc.	27,114	6,318,647
Cytec Industries Inc.	16,568	1,543,475
Dow Chemical Co. (The)	550,484	24,441,490
E.I. du Pont de Nemours and Co.	418,907	27,216,388
Eastman Chemical Co.	70,882	5,720,177
Ecolab Inc.	119,382	12,447,961
FMC Corp.	61,716	4,657,089
Huntsman Corp.	87,628	2,155,649
International Flavors & Fragrances Inc.	36,950	3,176,961
Kronos Worldwide Inc.	9,432	179,680
LyondellBasell Industries NV Class A	184,800	14,835,744
Monsanto Co.	242,930	28,313,491
Mosaic Co. (The)	137,146	6,482,891
NewMarket Corp.	4,282	1,430,830
PPG Industries Inc.	64,929	12,314,434
Praxair Inc.	134,624	17,505,159
Rockwood Holdings Inc.	33,449	2,405,652
RPM International Inc.	60,078	2,493,838
Scotts Miracle-Gro Co. (The) Class A	19,463	1,210,988
Sherwin-Williams Co. (The)	40,435	7,419,822
Sigma-Aldrich Corp.	54,602	5,133,134
Valspar Corp. (The)	40,402	2,880,259
W.R. Grace & Co.[a]	34,420	3,403,105
Westlake Chemical Corp.	9,240	1,127,927

		220,052,953
COMMERCIAL BANKS — 2.84%
Associated Banc-Corp	76,062	1,323,479
Bank of Hawaii Corp.	20,338	1,202,789
BankUnited Inc.	29,204	961,396
BB&T Corp.	319,474	11,922,770
BOK Financial Corp.	12,010	796,503
CapitalSource Inc.	88,897	1,277,450
CIT Group Inc.	91,334	4,761,241
City National Corp.	21,158	1,676,137
Comerica Inc.	84,736	4,028,350
Commerce Bancshares Inc.	36,625	1,644,829

Security	Shares	Value

Cullen/Frost Bankers Inc.	23,598	$1,756,399
East West Bancorp Inc.	61,741	2,159,083
Fifth Third Bancorp	399,193	8,395,029
First Citizens BancShares Inc. Class A	3,429	763,398
First Horizon National Corp.	109,391	1,274,405
First Niagara Financial Group Inc.	160,486	1,704,361
First Republic Bank	52,803	2,764,237
Fulton Financial Corp.	88,480	1,157,318
Huntington Bancshares Inc.	380,765	3,674,382
KeyCorp	417,634	5,604,648
M&T Bank Corp.	58,930	6,860,631
PNC Financial Services Group Inc. (The)[c]	240,950	18,692,901
Popular Inc.[a]	46,816	1,345,024
Regions Financial Corp.	645,830	6,387,259
Signature Bank[a,b]	21,421	2,301,044
SunTrust Banks Inc.	246,472	9,072,634
SVB Financial Group[a]	20,448	2,144,177
Synovus Financial Corp.	444,263	1,599,347
TCF Financial Corp.	74,317	1,207,651
U.S. Bancorp	841,708	34,005,003
Valley National Bancorp	90,341	914,251
Wells Fargo & Co.	2,196,659	99,728,319
Zions Bancorp	83,541	2,502,888

		245,609,333
COMMERCIAL SERVICES & SUPPLIES — 0.46%
ADT Corp. (The)	92,269	3,734,126
Cintas Corp.	46,715	2,783,747
Clean Harbors Inc.[a,b]	27,462	1,646,621
Copart Inc.[a]	50,655	1,856,506
Covanta Holding Corp.	48,076	853,349
Iron Mountain Inc.	77,254	2,344,659
KAR Auction Services Inc.	34,425	1,017,259
Pitney Bowes Inc.	91,375	2,129,037
R.R. Donnelley & Sons Co.	82,303	1,669,105
Republic Services Inc.	122,574	4,069,457
Rollins Inc.	28,876	874,654
Stericycle Inc.[a]	39,158	4,548,985
Waste Connections Inc.	55,978	2,442,320
Waste Management Inc.	213,001	9,557,355

		39,527,180
COMMUNICATIONS EQUIPMENT — 1.61%
Brocade Communications Systems Inc.[a]	201,230	1,784,910
Cisco Systems Inc.	2,431,787	54,593,618
CommScope Holding Co. Inc.[a]	18,854	356,718
EchoStar Corp. Class Aa	18,388	914,251
F5 Networks Inc.[a]	35,799	3,252,697
Harris Corp.	49,701	3,469,627
JDS Uniphase Corp.[a]	105,456	1,368,819
Juniper Networks Inc.[a]	229,872	5,188,211
Motorola Solutions Inc.	109,935	7,420,612
Palo Alto Networks Inc.[a,b]	15,116	868,717
Polycom Inc.[a,b]	78,216	878,366
QUALCOMM Inc.	786,194	58,374,904
Riverbed Technology Inc.[a,b]	74,110	1,339,909

		139,811,359
COMPUTERS & PERIPHERALS — 3.71%
3D Systems Corp.[a,b]	45,717	4,248,481

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2013

Security	Shares	Value

Apple Inc.	427,062	$239,628,759
Diebold Inc.	28,873	953,098
EMC Corp.	956,130	24,046,669
Hewlett-Packard Co.	884,723	24,754,550
Lexmark International Inc. Class A	28,575	1,014,984
NCR Corp.[a]	74,563	2,539,616
NetApp Inc.	154,437	6,353,538
SanDisk Corp.	102,899	7,258,495
Stratasys Ltd.[a,b]	16,090	2,167,323
Western Digital Corp.	96,451	8,092,239

		321,057,752
CONSTRUCTION & ENGINEERING — 0.25%
AECOM Technology Corp.[a]	46,738	1,375,499
Chicago Bridge & Iron Co. NV	45,673	3,797,253
Fluor Corp.	74,508	5,982,247
Jacobs Engineering Group Inc.[a]	59,332	3,737,323
KBR Inc.	67,023	2,137,364
Quanta Services Inc.[a]	94,862	2,993,845
URS Corp.	34,414	1,823,598

		21,847,129
CONSTRUCTION MATERIALS — 0.08%
Eagle Materials Inc.	22,462	1,739,233
Martin Marietta Materials Inc.	20,903	2,089,046
Vulcan Materials Co.	58,980	3,504,591

		7,332,870
CONSUMER FINANCE — 0.89%
American Express Co.	431,142	39,117,514
Capital One Financial Corp.	265,891	20,369,909
Discover Financial Services	223,274	12,492,180
SLM Corp.	203,378	5,344,774

		77,324,377
CONTAINERS & PACKAGING — 0.36%
AptarGroup Inc.	30,244	2,050,846
Avery Dennison Corp.	45,153	2,266,229
Ball Corp.	67,508	3,487,463
Bemis Co. Inc.	46,649	1,910,743
Crown Holdings Inc.[a]	65,243	2,907,881
Greif Inc. Class A	14,276	748,062
MeadWestvaco Corp.	80,266	2,964,223
Owens-Illinois Inc.[a]	74,607	2,669,439
Packaging Corp. of America	44,483	2,814,884
Rock-Tenn Co. Class A	32,711	3,434,982
Sealed Air Corp.	88,847	3,025,240
Silgan Holdings Inc.	19,977	959,296
Sonoco Products Co.	45,915	1,915,574

		31,154,862
DISTRIBUTORS — 0.12%
Genuine Parts Co.	70,912	5,899,169
LKQ Corp.[a]	135,401	4,454,693

		10,353,862

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.11%
Apollo Education Group Inc. Class Aa	44,216	$1,207,981
DeVry Education Group Inc.	28,516	1,012,318
Graham Holdings Co. Class B	1,985	1,316,690
H&R Block Inc.	123,528	3,587,253
Service Corp. International	95,991	1,740,317
Weight Watchers International Inc.[b]	12,233	402,833

		9,267,392
DIVERSIFIED FINANCIAL SERVICES — 4.59%
Bank of America Corp.	4,905,019	76,371,146
Berkshire Hathaway Inc. Class Ba	818,800	97,076,928
CBOE Holdings Inc.	39,558	2,055,434
Citigroup Inc.	1,384,486	72,145,565
CME Group Inc.	144,274	11,319,738
ING U.S. Inc.	34,005	1,195,276
Interactive Brokers Group Inc. Class A	21,215	516,373
IntercontinentalExchange Group Inc.	51,970	11,689,092
J.P. Morgan Chase & Co.	1,719,695	100,567,764
Leucadia National Corp.	134,175	3,802,519
McGraw Hill Financial Inc.	125,084	9,781,569
Moody’s Corp.	88,311	6,929,764
MSCI Inc. Class Aa	54,727	2,392,664
NASDAQ OMX Group Inc. (The)	50,532	2,011,174

		397,855,006
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.94%
AT&T Inc.	2,447,838	86,065,984
CenturyLink Inc.	277,783	8,847,388
Frontier Communications Corp.	452,455	2,103,916
Intelsat SAa,b	10,153	228,849
Level 3 Communications Inc.[a,b]	73,586	2,440,848
tw telecom inc.[a,b]	68,150	2,076,530
Verizon Communications Inc.	1,301,783	63,969,617
Windstream Holdings Inc.	268,795	2,144,984

		167,878,116
ELECTRIC UTILITIES — 1.50%
American Electric Power Co. Inc.	221,606	10,357,865
Duke Energy Corp.	321,207	22,166,495
Edison International	148,764	6,887,773
Entergy Corp.	81,530	5,158,403
Exelon Corp.	388,975	10,654,025
FirstEnergy Corp.	190,917	6,296,443
Great Plains Energy Inc.	69,692	1,689,334
Hawaiian Electric Industries Inc.	44,670	1,164,100
ITC Holdings Corp.	23,736	2,274,384
NextEra Energy Inc.	193,293	16,549,747
Northeast Utilities	143,833	6,097,081
OGE Energy Corp.	89,751	3,042,559
Pepco Holdings Inc.	112,726	2,156,448
Pinnacle West Capital Corp.	49,845	2,637,797
PPL Corp.	288,465	8,679,912
Southern Co. (The)	396,185	16,287,165
Westar Energy Inc.	58,120	1,869,720
Xcel Energy Inc.	227,218	6,348,471

		130,317,722

155

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2013

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.76%
AMETEK Inc.	110,548	$5,822,563
Babcock & Wilcox Co. (The)	50,891	1,739,963
Eaton Corp. PLC	215,358	16,393,051
Emerson Electric Co.	327,160	22,960,089
Hubbell Inc. Class B	26,914	2,930,935
Regal Beloit Corp.	20,405	1,504,257
Rockwell Automation Inc.	63,815	7,540,380
Roper Industries Inc.	44,953	6,234,082
Solarcity Corp.[a]	10,671	606,326

		65,731,646
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.45%
Amphenol Corp. Class A	72,563	6,471,168
Arrow Electronics Inc.[a]	47,473	2,575,410
Avnet Inc.	62,147	2,741,304
AVX Corp.	21,429	298,506
CDW Corp	12,254	286,254
Corning Inc.	671,572	11,967,413
Dolby Laboratories Inc. Class Aa	20,447	788,436
FLIR Systems Inc.	64,350	1,936,935
Ingram Micro Inc. Class Aa	69,083	1,620,687
IPG Photonics Corp.[a,b]	14,688	1,139,936
Jabil Circuit Inc.	91,880	1,602,387
National Instruments Corp.	43,655	1,397,833
Tech Data Corp.[a]	17,130	883,908
Trimble Navigation Ltd.[a,b]	116,109	4,028,982
Vishay Intertechnology Inc.[a,b]	59,598	790,270

		38,529,429
ENERGY EQUIPMENT & SERVICES — 1.72%
Atwood Oceanics Inc.[a]	26,001	1,388,193
Baker Hughes Inc.	201,158	11,115,991
Cameron International Corp.[a]	112,584	6,702,125
Diamond Offshore Drilling Inc.	31,204	1,776,132
Dresser-Rand Group Inc.a,[b]	34,523	2,058,606
Dril-Quip Inc.[a]	18,403	2,023,042
FMC Technologies Inc.[a]	107,627	5,619,206
Frank’s International NV	15,812	426,924
Halliburton Co.	386,061	19,592,596
Helmerich & Payne Inc.	43,034	3,618,299
McDermott International Inc.[a]	107,218	982,117
Nabors Industries Ltd.	133,581	2,269,541
National Oilwell Varco Inc.	194,451	15,464,688
Oceaneering International Inc.	49,071	3,870,720
Oil States International Inc.[a]	24,918	2,534,659
Patterson-UTI Energy Inc.	66,596	1,686,211
Rowan Companies PLC Class Aa	56,302	1,990,839
RPC Inc.	28,572	510,010
Schlumberger Ltd.	604,934	54,510,603
Seadrill Ltd.[b]	161,320	6,627,026
Superior Energy Services Inc.[a]	72,358	1,925,446
Tidewater Inc.	22,457	1,331,026
Unit Corp.[a,b]	22,267	1,149,423

		149,173,423
FOOD & STAPLES RETAILING — 2.07%
Costco Wholesale Corp.	198,608	23,636,338
CVS Caremark Corp.	557,145	39,874,868

Security	Shares	Value

Fresh Market Inc. (The)[a,b]	18,624	$754,272
Kroger Co. (The)	237,147	9,374,421
Safeway Inc.	109,262	3,558,663
Sprouts Farmers Market Inc.[a]	9,327	358,437
Sysco Corp.	270,718	9,772,920
Wal-Mart Stores Inc.	732,741	57,659,389
Walgreen Co.	431,189	24,767,496
Whole Foods Market Inc.	169,115	9,779,920

		179,536,724
FOOD PRODUCTS — 1.59%
Archer-Daniels-Midland Co.	300,006	13,020,260
Bunge Ltd.	67,291	5,525,264
Campbell Soup Co.	79,591	3,444,698
ConAgra Foods Inc.	190,433	6,417,592
Dean Foods Co.[a]	43,203	742,660
Flowers Foods Inc.	77,544	1,664,870
General Mills Inc.	293,447	14,645,940
Green Mountain Coffee Roasters Inc.[a,b]	67,816	5,125,533
Hershey Co. (The)	68,520	6,662,200
Hillshire Brands Co.	55,817	1,866,520
Hormel Foods Corp.	60,813	2,746,923
Ingredion Inc.	35,127	2,404,794
J.M. Smucker Co. (The)	49,082	5,085,877
Kellogg Co.	118,593	7,242,475
Kraft Foods Group Inc.	270,617	14,591,669
McCormick & Co. Inc. NVS	59,783	4,120,244
Mead Johnson Nutrition Co. Class A	92,452	7,743,780
Mondelez International Inc. Class A	812,057	28,665,612
Pinnacle Foods Inc.	15,166	416,458
Tyson Foods Inc. Class Ab	127,264	4,258,253
WhiteWave Foods Co. Class Aa	62,857	1,441,940

		137,833,562
GAS UTILITIES — 0.19%
AGL Resources Inc.	53,587	2,530,914
Atmos Energy Corp.	41,077	1,865,717
National Fuel Gas Co.	33,358	2,381,761
ONEOK Inc.	93,492	5,813,333
Questar Corp.	79,390	1,825,176
UGI Corp.	51,612	2,139,834

		16,556,735
HEALTH CARE EQUIPMENT & SUPPLIES — 1.99%
Abbott Laboratories	709,401	27,191,340
Alere Inc.[a]	36,859	1,334,296
Baxter International Inc.	246,680	17,156,594
Becton, Dickinson and Co.	88,578	9,786,983
Boston Scientific Corp.[a]	615,775	7,401,616
C.R. Bard Inc.	36,856	4,936,493
CareFusion Corp.[a]	99,728	3,971,169
Cooper Companies Inc. (The)	21,911	2,713,458
Covidien PLC	213,949	14,569,927
DENTSPLY International Inc.	64,974	3,149,940
Edwards Lifesciences Corp.[a]	51,220	3,368,227
Hill-Rom Holdings Inc.	27,105	1,120,521
Hologic Inc.[a]	122,109	2,729,136
IDEXX Laboratories Inc.[a,b]	24,519	2,608,086
Intuitive Surgical Inc.[a]	17,329	6,655,722
Medtronic Inc.	462,396	26,536,906

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2013

Security	Shares	Value

ResMed Inc.[b]	64,606	$3,041,650
Sirona Dental Systems Inc.[a,b]	24,906	1,748,401
St. Jude Medical Inc.	129,380	8,015,091
Stryker Corp.	151,105	11,354,030
Teleflex Inc.	18,646	1,750,114
Varian Medical Systems Inc.[a]	49,224	3,824,213
Zimmer Holdings Inc.	76,407	7,120,368

		172,084,281
HEALTH CARE PROVIDERS & SERVICES — 2.17%
Aetna Inc.	172,097	11,804,133
AmerisourceBergen Corp.	104,868	7,373,269
Brookdale Senior Living Inc.[a,b]	45,064	1,224,840
Cardinal Health Inc.	155,983	10,421,224
Catamaran Corp.[a]	94,364	4,480,403
Cigna Corp.	129,873	11,361,290
Community Health Systems Inc.[a]	42,759	1,679,146
DaVita HealthCare Partners Inc.[a]	83,609	5,298,302
Envision Healthcare Holdings Inc.[a]	22,137	786,306
Express Scripts Holding Co.[a]	372,037	26,131,879
HCA Holdings Inc.a	122,410	5,840,181
Health Management Associates Inc. Class Aa	117,596	1,540,508
Health Net Inc.[a]	35,995	1,067,972
Henry Schein Inc.[a,b]	39,498	4,513,041
Humana Inc.	71,950	7,426,679
Laboratory Corp. of America Holdings[a,b]	39,944	3,649,683
LifePoint Hospitals Inc.[a]	21,482	1,135,109
McKesson Corp.	103,167	16,651,154
MEDNAX Inc.[a,b]	45,534	2,430,605
Omnicare Inc.	47,591	2,872,593
Patterson Companies Inc.	39,630	1,632,756
Premier Inc.[a]	14,625	537,615
Quest Diagnostics Inc.[b]	66,486	3,559,660
Tenet Healthcare Corp.[a,b]	46,932	1,976,776
UnitedHealth Group Inc.	464,181	34,952,829
Universal Health Services Inc. Class B	41,137	3,342,793
VCA Antech Inc.[a]	40,144	1,258,916
WellPoint Inc.	136,651	12,625,186

		187,574,848
HEALTH CARE TECHNOLOGY — 0.10%
Allscripts Healthcare Solutions Inc.[a,b]	80,642	1,246,725
Cerner Corp.[a]	135,434	7,549,091
Veeva Systems Inc.[a]	6,784	217,767

		9,013,583
HOTELS, RESTAURANTS & LEISURE — 1.94%
Bally Technologies Inc.[a,b]	17,531	1,375,307
Brinker International Inc.	30,067	1,393,305
Burger King Worldwide Inc.	45,515	1,040,473
Carnival Corp.	190,879	7,667,609
Chipotle Mexican Grill Inc.[a]	14,125	7,525,518
Choice Hotels International Inc.	12,545	616,085
Darden Restaurants Inc.	58,866	3,200,544
Domino’s Pizza Inc.	25,515	1,777,120
Dunkin’ Brands Group Inc.	48,331	2,329,554
Hyatt Hotels Corp. Class Aa	20,289	1,003,494
International Game Technology	118,092	2,144,551
Las Vegas Sands Corp.	177,941	14,034,207
Marriott International Inc. Class A	105,735	5,219,080

Security	Shares	Value

McDonald’s Corp.	456,179	$44,263,048
MGM Resorts International[a]	168,868	3,971,775
Norwegian Cruise Line Holdings Ltd.[a]	12,281	435,607
Panera Bread Co. Class Aa,b	12,729	2,249,087
Penn National Gaming Inc.[a,b]	30,477	436,735
Royal Caribbean Cruises Ltd.	74,186	3,517,900
SeaWorld Entertainment Inc.	13,825	397,745
Six Flags Entertainment Corp.	29,947	1,102,649
Starbucks Corp.	340,724	26,709,354
Starwood Hotels & Resorts Worldwide Inc.	88,902	7,063,264
Wendy’s Co. (The)	128,397	1,119,622
Wyndham Worldwide Corp.	61,652	4,543,136
Wynn Resorts Ltd.	36,613	7,110,611
Yum! Brands Inc.	204,766	15,482,357

		167,729,737
HOUSEHOLD DURABLES — 0.50%
D.R. Horton Inc.	127,883	2,854,349
Garmin Ltd.[b]	55,609	2,570,248
Harman International Industries Inc.	30,827	2,523,190
Jarden Corp.[a]	57,785	3,545,110
Leggett & Platt Inc.	64,781	2,004,324
Lennar Corp. Class A	74,961	2,965,457
Mohawk Industries Inc.[a]	27,549	4,102,046
Newell Rubbermaid Inc.	130,949	4,244,057
NVR Inc.[a,b]	2,138	2,193,609
PulteGroup Inc.	175,797	3,580,985
Taylor Morrison Home Corp. Class Aa,b	14,379	322,808
Tempur Sealy International Inc.[a,b]	27,377	1,477,263
Toll Brothers Inc.[a,b]	76,696	2,837,752
Tupperware Brands Corp.	23,994	2,268,153
Whirlpool Corp.	35,966	5,641,627

		43,130,978
HOUSEHOLD PRODUCTS — 1.85%
Church & Dwight Co. Inc.	62,719	4,157,015
Clorox Co. (The)	60,248	5,588,604
Colgate-Palmolive Co.	424,467	27,679,493
Energizer Holdings Inc.	28,198	3,052,152
Kimberly-Clark Corp.	175,066	18,287,394
Procter & Gamble Co. (The)	1,246,987	101,517,212

		160,281,870
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.14%
AES Corp. (The)	281,398	4,083,085
Calpine Corp.[a]	178,937	3,491,061
NRG Energy Inc.	146,358	4,203,402

		11,777,548
INDUSTRIAL CONGLOMERATES — 2.30%
3M Co.	314,065	44,047,616
Carlisle Companies Inc.	28,841	2,289,975
Danaher Corp.	272,458	21,033,758
General Electric Co.	4,704,473	131,866,378

		199,237,727
INSURANCE — 3.27%
ACE Ltd.	154,854	16,032,035

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2013

Security	Shares	Value

Aflac Inc.	212,043	$14,164,472
Alleghany Corp.[a]	7,594	3,037,296
Allied World Assurance Co. Holdings Ltd.	15,693	1,770,327
Allstate Corp. (The)	213,369	11,637,145
American Financial Group Inc.	35,238	2,033,937
American International Group Inc.	671,826	34,296,717
American National Insurance Co.	3,293	377,180
Aon PLC	140,731	11,805,924
Arch Capital Group Ltd.[a]	60,340	3,601,695
Arthur J. Gallagher & Co.	57,486	2,697,818
Aspen Insurance Holdings Ltd.	30,051	1,241,407
Assurant Inc.	33,236	2,205,873
Assured Guaranty Ltd.	76,426	1,802,889
Axis Capital Holdings Ltd.	54,067	2,571,967
Brown & Brown Inc.	53,451	1,677,827
Chubb Corp. (The)	117,326	11,337,211
Cincinnati Financial Corp.	74,174	3,884,492
CNA Financial Corp.	11,969	513,350
Endurance Specialty Holdings Ltd.[b]	19,523	1,145,414
Erie Indemnity Co. Class A	11,250	822,600
Everest Re Group Ltd.	22,668	3,533,261
Fidelity National Financial Inc. Class A	113,983	3,698,748
Genworth Financial Inc. Class Aa	223,697	3,474,015
Hanover Insurance Group Inc. (The)	19,953	1,191,394
Hartford Financial Services Group Inc. (The)	208,131	7,540,586
HCC Insurance Holdings Inc.	45,531	2,100,800
Kemper Corp.	21,579	882,150
Lincoln National Corp.	122,753	6,336,510
Loews Corp.	140,345	6,770,243
Markel Corp.[a]	6,247	3,625,447
Marsh & McLennan Companies Inc.	251,002	12,138,457
MBIA Inc.[a,b]	64,265	767,324
Mercury General Corp.	12,439	618,343
MetLife Inc.	406,912	21,940,695
Old Republic International Corp.	117,710	2,032,852
PartnerRe Ltd.	24,561	2,589,466
Principal Financial Group Inc.	134,136	6,614,246
ProAssurance Corp.	28,020	1,358,410
Progressive Corp. (The)	275,523	7,513,512
Protective Life Corp.	35,580	1,802,483
Prudential Financial Inc.	211,181	19,475,112
Reinsurance Group of America Inc.	32,860	2,543,693
RenaissanceRe Holdings Ltd.	20,184	1,964,711
StanCorp Financial Group Inc.	20,073	1,329,836
Torchmark Corp.	41,947	3,278,158
Travelers Companies Inc. (The)	171,418	15,520,186
Unum Group	121,132	4,249,311
Validus Holdings Ltd.	47,327	1,906,805
W.R. Berkley Corp.	49,180	2,133,920
White Mountains Insurance Group Ltd.	2,788	1,681,387
XL Group PLC	132,375	4,214,820

		283,484,457
INTERNET & CATALOG RETAIL — 1.42%
Amazon.com Inc.[a]	167,275	66,707,597
Expedia Inc.	48,369	3,369,385
Groupon Inc.[a,b]	190,390	2,240,890
HomeAway Inc.[a,b]	27,702	1,132,458
Liberty Interactive Corp. Series Aa	242,091	7,105,371
Liberty Ventures Series Aa	16,678	2,044,556
Netflix Inc.[a,b]	22,807	8,396,853
Priceline.com Inc.[a]	23,473	27,285,015

Security	Shares	Value

TripAdvisor Inc.[a,b]	50,824	$4,209,752
zulily Inc.[a]	5,961	246,964

		122,738,841
INTERNET SOFTWARE & SERVICES — 3.00%
Akamai Technologies Inc.[a]	80,650	3,805,067
AOL Inc.[a]	35,118	1,637,201
eBay Inc.[a]	590,567	32,416,223
Equinix Inc.[a,b]	22,428	3,979,848
Facebook Inc. Class Aa	775,229	42,374,017
Google Inc. Class Aa	122,697	137,507,755
IAC/InterActiveCorp	33,868	2,326,393
LinkedIn Corp. Class Aa	44,189	9,581,501
Pandora Media Inc.[a,b]	64,445	1,714,237
Rackspace Hosting Inc.[a,b]	51,206	2,003,691
Twitter Inc.[a]	36,380	2,315,587
VeriSign Inc.[a,b]	59,309	3,545,492
Yahoo! Inc.[a]	407,130	16,464,337

		259,671,349
IT SERVICES — 3.60%
Accenture PLC Class A	292,486	24,048,199
Alliance Data Systems Corp.[a,b]	22,329	5,870,964
Amdocs Ltd.	73,037	3,012,046
Automatic Data Processing Inc.	220,837	17,845,838
Booz Allen Hamilton Holding Corp.	13,954	267,219
Broadridge Financial Solutions Inc.	54,961	2,172,059
Cognizant Technology Solutions Corp. Class Aa	137,296	13,864,150
Computer Sciences Corp.	68,134	3,807,328
CoreLogic Inc.[a]	43,295	1,538,271
DST Systems Inc.	15,358	1,393,585
Fidelity National Information Services Inc.	133,140	7,146,955
Fiserv Inc.[a]	121,727	7,187,979
FleetCor Technologies Inc.[a]	30,824	3,611,648
Gartner Inc.[a,b]	42,574	3,024,883
Genpact Ltd.[a]	76,228	1,400,308
Global Payments Inc.	34,552	2,245,535
International Business Machines Corp.	473,658	88,844,031
Jack Henry & Associates Inc.	39,058	2,312,624
Leidos Holdings Inc.	33,425	1,553,928
Lender Processing Services Inc.	39,451	1,474,678
MasterCard Inc. Class A	53,162	44,414,725
NeuStar Inc. Class Aa,b	29,653	1,478,499
Paychex Inc.	147,664	6,723,142
Science Applications International Corp.	19,111	632,001
Teradata Corp.[a,b]	74,203	3,375,494
Total System Services Inc.	74,085	2,465,549
Vantiv Inc. Class Aa,b	39,643	1,292,758
VeriFone Systems Inc.[a]	49,280	1,321,690
Visa Inc. Class A	237,709	52,933,040
Western Union Co.	255,216	4,402,476

		311,661,602
LEISURE EQUIPMENT & PRODUCTS — 0.17%
Hasbro Inc.	52,039	2,862,665
Mattel Inc.	157,807	7,508,457
Polaris Industries Inc.	29,406	4,282,690

		14,653,812

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2013

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.68%
Agilent Technologies Inc.	158,522	$9,065,873
Bio-Rad Laboratories Inc. Class Aa	9,269	1,145,741
Bruker Corp.[a,b]	49,606	980,711
Charles River Laboratories International Inc.[a]	22,241	1,179,663
Covance Inc.[a,b]	25,343	2,231,704
Illumina Inc.[a,b]	56,448	6,244,278
Life Technologies Corp.[a]	78,699	5,965,384
Mettler-Toledo International Inc.[a,b]	13,689	3,320,814
PerkinElmer Inc.	50,768	2,093,165
QIAGEN NVa	106,130	2,526,955
Quintiles Transnational Holdings Inc.[a,b]	12,364	572,948
TECHNE Corp.	16,701	1,581,084
Thermo Fisher Scientific Inc.	163,381	18,192,474
Waters Corp.[a]	38,855	3,885,500

		58,986,294
MACHINERY — 2.09%
AGCO Corp.	44,138	2,612,528
Caterpillar Inc.	299,324	27,181,612
Colfax Corp.[a,b]	38,827	2,472,892
Crane Co.	21,996	1,479,231
Cummins Inc.	86,402	12,180,090
Deere & Co.	176,642	16,132,714
Donaldson Co. Inc.	66,572	2,893,219
Dover Corp.	78,156	7,545,180
Flowserve Corp.	64,878	5,114,333
Graco Inc.	27,762	2,168,767
Harsco Corp.	36,570	1,025,057
IDEX Corp.	37,296	2,754,310
Illinois Tool Works Inc.	171,841	14,448,391
Ingersoll-Rand PLC	136,125	8,385,300
ITT Corp.	40,776	1,770,494
Joy Global Inc.	48,175	2,817,756
Kennametal Inc.	35,714	1,859,628
Lincoln Electric Holdings Inc.	37,686	2,688,519
Manitowoc Co. Inc. (The)	60,539	1,411,770
Navistar International Corp.[a,b]	25,327	967,238
Nordson Corp.	29,131	2,164,433
Oshkosh Corp.	39,890	2,009,658
PACCAR Inc.	161,305	9,544,417
Pall Corp.	50,485	4,308,895
Parker Hannifin Corp.	68,126	8,763,729
Pentair Ltd. Registered	92,829	7,210,028
Snap-on Inc.	26,419	2,893,409
SPX Corp.	21,205	2,112,230
Stanley Black & Decker Inc.	74,071	5,976,789
Terex Corp.	50,426	2,117,388
Timken Co. (The)	39,170	2,157,092
Toro Co. (The)	26,224	1,667,846
Trinity Industries Inc.	35,930	1,958,904
Valmont Industries Inc.	12,140	1,810,317
WABCO Holdings Inc.[a]	26,465	2,472,096
Wabtec Corp.	43,690	3,244,856
Xylem Inc.	84,074	2,908,960

		181,230,076

Security	Shares	Value

MARINE — 0.03%
Kirby Corp.[a,b]	25,748	$2,555,489

		2,555,489
MEDIA — 4.01%
AMC Networks Inc. Class Aa	27,248	1,855,861
Cablevision NY Group Class A	88,343	1,583,990
CBS Corp. Class B NVS	279,304	17,802,837
Charter Communications Inc. Class Aa	30,017	4,105,125
Cinemark Holdings Inc.	52,295	1,742,992
Clear Channel Outdoor Holdings Inc. Class A	19,221	194,901
Comcast Corp. Class A	1,193,922	62,042,157
DIRECTV[a]	223,576	15,446,866
Discovery Communications Inc. Series Aa	111,595	10,090,420
DISH Network Corp. Class Aa	94,690	5,484,445
DreamWorks Animation SKG Inc. Class Aa,b	33,458	1,187,759
Gannett Co. Inc.	103,783	3,069,901
Interpublic Group of Companies Inc. (The)	194,279	3,438,738
John Wiley & Sons Inc. Class A	20,637	1,139,162
Lamar Advertising Co. Class Aa,b	35,739	1,867,363
Liberty Global PLC Series Aa	178,329	15,869,498
Liberty Media Corp.[a]	43,745	6,406,455
Lions Gate Entertainment Corp.[b]	36,618	1,159,326
Madison Square Garden Inc. Class Aa	27,709	1,595,484
Morningstar Inc.	9,361	731,001
News Corp. Class A NVS[a]	225,448	4,062,573
Omnicom Group Inc.	118,012	8,776,552
Regal Entertainment Group Class A	37,249	724,493
Scripps Networks Interactive Inc. Class A	49,768	4,300,453
Sirius XM Holdings Inc.[a]	1,412,003	4,927,891
Starz Series Aa	49,321	1,442,146
Thomson Reuters Corp.	169,444	6,408,372
Time Warner Cable Inc.	132,432	17,944,536
Time Warner Inc.	424,197	29,575,015
Twenty-First Century Fox Inc. Class A	904,329	31,814,294
Viacom Inc. Class B NVS	202,994	17,729,496
Walt Disney Co. (The)	819,446	62,605,674

		347,125,776
METALS & MINING — 0.61%
Alcoa Inc.	485,218	5,157,867
Allegheny Technologies Inc.	48,959	1,744,409
Carpenter Technology Corp.	20,992	1,305,703
Cliffs Natural Resources Inc.[b]	69,435	1,819,891
Compass Minerals International Inc.	15,103	1,208,995
Freeport-McMoRan Copper & Gold Inc.	470,790	17,767,615
Newmont Mining Corp.	224,778	5,176,637
Nucor Corp.	145,161	7,748,694
Reliance Steel & Aluminum Co.	34,765	2,636,578
Royal Gold Inc.	29,129	1,341,973
Southern Copper Corp.	71,561	2,054,516
Steel Dynamics Inc.	99,924	1,952,515
Tahoe Resources Inc.[a]	38,557	641,589
United States Steel Corp.[b]	65,426	1,930,067

		52,487,049
MULTI-UTILITIES — 1.03%
Alliant Energy Corp.	50,297	2,595,325
Ameren Corp.	109,987	3,977,130

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2013

Security	Shares	Value

CenterPoint Energy Inc.	196,314	$4,550,558
CMS Energy Corp.	121,052	3,240,562
Consolidated Edison Inc.	133,664	7,388,946
Dominion Resources Inc.	262,926	17,008,683
DTE Energy Co.	79,597	5,284,445
Integrys Energy Group Inc.	35,895	1,953,047
MDU Resources Group Inc.	85,627	2,615,905
NiSource Inc.	141,575	4,654,986
PG&E Corp.	201,714	8,125,040
Public Service Enterprise Group Inc.	230,971	7,400,311
SCANA Corp.	63,235	2,967,619
Sempra Energy	111,067	9,969,374
TECO Energy Inc.	98,656	1,700,829
Vectren Corp.	37,316	1,324,718
Wisconsin Energy Corp.	103,702	4,287,041

		89,044,519
MULTILINE RETAIL — 0.68%
Big Lots Inc.[a,b]	26,389	852,101
Dillard’s Inc. Class A	12,253	1,191,114
Dollar General Corp.[a]	149,274	9,004,208
Dollar Tree Inc.[a]	95,137	5,367,629
Family Dollar Stores Inc.	43,639	2,835,226
J.C. Penney Co. Inc.[a,b]	107,946	987,706
Kohl’s Corp.	101,568	5,763,984
Macy’s Inc.	175,096	9,350,126
Nordstrom Inc.	65,778	4,065,080
Sears Holdings Corp.[a,b]	19,640	963,146
Target Corp.	292,074	18,479,522

		58,859,842
OFFICE ELECTRONICS — 0.09%
Xerox Corp.	557,815	6,788,608
Zebra Technologies Corp. Class Aa	23,082	1,248,275

		8,036,883
OIL, GAS & CONSUMABLE FUELS — 7.88%
Anadarko Petroleum Corp.	228,247	18,104,552
Antero Resources Corp.[a]	17,039	1,080,954
Apache Corp.	178,382	15,330,149
Cabot Oil & Gas Corp.	192,384	7,456,804
Cheniere Energy Inc.[a]	109,533	4,723,063
Chesapeake Energy Corp.	264,515	7,178,937
Chevron Corp.	881,991	110,169,496
Cimarex Energy Co.	39,256	4,118,347
Cobalt International Energy Inc.[a]	124,878	2,054,243
Concho Resources Inc.[a]	47,520	5,132,160
ConocoPhillips	556,379	39,308,176
CONSOL Energy Inc.	103,781	3,947,829
Continental Resources Inc.[a]	19,351	2,177,375
CVR Energy Inc.	7,097	308,223
Denbury Resources Inc.[a]	169,241	2,780,630
Devon Energy Corp.	184,852	11,436,793
Energen Corp.	32,745	2,316,709
EOG Resources Inc.	123,822	20,782,284
EQT Corp.	68,266	6,128,921
Exxon Mobil Corp.	2,022,927	204,720,212
Golar LNG Ltd.[b]	19,831	719,667
Gulfport Energy Corp.[a]	38,829	2,452,051
Hess Corp.	139,704	11,595,432

Security	Shares	Value

HollyFrontier Corp.	92,134	$4,578,138
Kinder Morgan Inc.	301,532	10,855,152
Kosmos Energy Ltd.[a,b]	45,848	512,581
Laredo Petroleum Inc.[a,b]	19,368	536,300
Marathon Oil Corp.	322,361	11,379,343
Marathon Petroleum Corp.	137,033	12,570,037
Murphy Oil Corp.	87,373	5,668,760
Newfield Exploration Co.[a]	61,403	1,512,356
Noble Energy Inc.	163,293	11,121,886
Oasis Petroleum Inc.[a]	45,981	2,159,728
Occidental Petroleum Corp.	366,630	34,866,513
PBF Energy Inc.	10,826	340,586
Peabody Energy Corp.	122,258	2,387,699
Phillips 66	281,825	21,737,162
Pioneer Natural Resources Co.	62,128	11,435,901
QEP Resources Inc.	81,304	2,491,968
Range Resources Corp.	74,019	6,240,542
SandRidge Energy Inc.[a,b]	224,151	1,360,597
SM Energy Co.	30,050	2,497,456
Southwestern Energy Co.[a]	160,665	6,318,954
Spectra Energy Corp.	304,717	10,854,020
Teekay Corp.	17,214	826,444
Tesoro Corp.	61,593	3,603,190
Ultra Petroleum Corp.[a,b]	69,358	1,501,601
Valero Energy Corp.	248,286	12,513,614
Whiting Petroleum Corp.[a]	53,372	3,302,126
Williams Companies Inc. (The)	310,823	11,988,443
World Fuel Services Corp.	32,917	1,420,698
WPX Energy Inc.[a,b]	90,798	1,850,463

		682,455,265
PAPER & FOREST PRODUCTS — 0.13%
Domtar Corp.	14,967	1,411,987
International Paper Co.	202,786	9,942,597

		11,354,584
PERSONAL PRODUCTS — 0.21%
Avon Products Inc.	196,386	3,381,767
Coty Inc. Class A	26,190	399,398
Estee Lauder Companies Inc. (The) Class A	105,745	7,964,713
Herbalife Ltd.[b]	38,723	3,047,500
Nu Skin Enterprises Inc. Class A	26,500	3,662,830

		18,456,208
PHARMACEUTICALS — 5.23%
AbbVie Inc.	720,679	38,059,058
Actavis PLC[a]	78,847	13,246,296
Allergan Inc.	134,885	14,983,026
Bristol-Myers Squibb Co.	747,435	39,726,170
Eli Lilly and Co.	451,126	23,007,426
Endo Health Solutions Inc.[a]	50,930	3,435,738
Forest Laboratories Inc.[a]	121,151	7,272,695
Hospira Inc.[a]	75,024	3,096,991
Jazz Pharmaceuticals PLC[a]	23,515	2,976,058
Johnson & Johnson	1,277,982	117,050,371
Mallinckrodt PLC[a]	26,935	1,407,623
Merck & Co. Inc.	1,373,937	68,765,547
Mylan Inc.[a]	173,093	7,512,236
Perrigo Co. PLC	57,559	8,833,004
Pfizer Inc.	3,043,004	93,207,213

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2013

Security	Shares	Value

Salix Pharmaceuticals Ltd.[a,b]	27,783	$2,498,803
Zoetis Inc.	228,391	7,466,102

		452,544,357
PROFESSIONAL SERVICES — 0.32%
Dun & Bradstreet Corp. (The)	18,106	2,222,512
Equifax Inc.	54,660	3,776,459
IHS Inc. Class Aa,b	29,814	3,568,736
Manpowergroup Inc.	34,998	3,004,928
Nielsen Holdings NV	99,231	4,553,711
Robert Half International Inc.	63,266	2,656,539
Towers Watson & Co. Class A	29,580	3,774,704
Verisk Analytics Inc. Class Aa,b	69,364	4,558,602

		28,116,191
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.66%
Alexandria Real Estate Equities Inc.	32,400	2,061,288
American Campus Communities Inc.[b]	47,522	1,530,684
American Capital Agency Corp.	179,604	3,464,561
American Homes 4 Rent	23,253	376,699
American Tower Corp.	180,043	14,371,032
Annaly Capital Management Inc.	433,687	4,323,859
Apartment Investment and Management Co. Class A	66,177	1,714,646
AvalonBay Communities Inc.	59,079	6,984,910
BioMed Realty Trust Inc.[b]	84,496	1,531,068
Boston Properties Inc.	69,300	6,955,641
Brandywine Realty Trust[b]	71,004	1,000,446
BRE Properties Inc. Class A	34,941	1,911,622
Brixmor Property Group Inc.	21,442	435,916
Camden Property Trust	38,467	2,188,003
CBL & Associates Properties Inc.	73,958	1,328,286
Chimera Investment Corp.[b]	465,954	1,444,457
CommonWealth REIT	53,644	1,250,442
Corporate Office Properties Trust[b]	38,899	921,517
Corrections Corp. of America	53,357	1,711,159
DDR Corp.[b]	135,028	2,075,380
Digital Realty Trust Inc.[b]	58,219	2,859,717
Douglas Emmett Inc.[b]	64,636	1,505,372
Duke Realty Corp.	145,858	2,193,704
Equity Lifestyle Properties, Inc.	37,783	1,368,878
Equity Residential	164,284	8,521,411
Essex Property Trust Inc.	17,240	2,474,112
Extra Space Storage Inc.	50,324	2,120,150
Federal Realty Investment Trust	29,560	2,997,680
Gaming and Leisure Properties Inc.[a]	35,102	1,783,533
General Growth Properties Inc.	256,135	5,140,630
Hatteras Financial Corp.	44,804	732,097
HCP Inc.	207,317	7,529,753
Health Care REIT Inc.	129,814	6,954,136
Healthcare Trust of America Inc. Class A	50,529	497,205
Home Properties Inc.	25,802	1,383,503
Hospitality Properties Trust[b]	68,291	1,845,906
Host Hotels & Resorts Inc.	340,466	6,618,659
Kilroy Realty Corp.[b]	37,005	1,856,911
Kimco Realty Corp.	185,334	3,660,347
Liberty Property Trust	58,824	1,992,369
Macerich Co. (The)	62,405	3,675,030
Mack-Cali Realty Corp.[b]	39,861	856,214
MFA Financial Inc.[b]	163,809	1,156,492
Mid-America Apartment Communities Inc.[b]	33,886	2,058,236
National Retail Properties Inc.[b]	53,672	1,627,872

Security	Shares	Value

Omega Healthcare Investors Inc.[b]	55,637	$1,657,983
Piedmont Office Realty Trust Inc. Class A	76,036	1,256,115
Plum Creek Timber Co. Inc.	80,776	3,756,892
Post Properties Inc.	24,743	1,119,126
Prologis Inc.	227,261	8,397,294
Public Storage	65,188	9,812,098
Rayonier Inc.	57,149	2,405,973
Realty Income Corp.[b]	88,106	3,288,997
Regency Centers Corp.	41,529	1,922,793
Retail Properties of America Inc. Class A	60,736	772,562
Senior Housing Properties Trust[b]	85,277	1,895,708
Simon Property Group Inc.	141,112	21,471,602
SL Green Realty Corp.[b]	40,022	3,697,232
Spirit Realty Capital Inc.	167,449	1,646,024
Starwood Property Trust Inc.	88,699	2,456,962
Tanger Factory Outlet Centers Inc.[b]	42,820	1,371,096
Taubman Centers Inc.	28,962	1,851,251
Two Harbors Investment Corp.	165,613	1,536,889
UDR Inc.[b]	114,742	2,679,226
Ventas Inc.	133,912	7,670,479
Vornado Realty Trust	85,331	7,576,540
Weingarten Realty Investors	55,234	1,514,516
Weyerhaeuser Co.	264,439	8,348,339
WP Carey Inc.	26,018	1,596,204

		230,693,434
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
CBRE Group Inc. Class Aa	126,648	3,330,842
Forest City Enterprises Inc. Class Aa	71,588	1,367,331
Howard Hughes Corp. (The)[a]	17,899	2,149,670
Jones Lang LaSalle Inc.	19,992	2,046,981
Realogy Holdings Corp.[a,b]	54,483	2,695,274
St. Joe Co. (The)[a,b]	29,066	557,777

		12,147,875
ROAD & RAIL — 1.00%
AMERCO[a]	3,316	788,678
Avis Budget Group Inc.[a,b]	48,860	1,974,921
Con-way Inc.	25,556	1,014,829
CSX Corp.	465,243	13,385,041
Genesee & Wyoming Inc. Class Aa	19,616	1,884,117
Hertz Global Holdings Inc.[a]	157,213	4,499,436
J.B. Hunt Transport Services Inc.	41,450	3,204,085
Kansas City Southern Industries Inc.	50,374	6,237,812
Landstar System Inc.	21,098	1,212,080
Norfolk Southern Corp.	143,460	13,317,392
Old Dominion Freight Line Inc.[a,b]	32,192	1,706,820
Ryder System Inc.	23,545	1,737,150
Union Pacific Corp.	212,390	35,681,520

		86,643,881
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.06%
Advanced Micro Devices Inc.[a,b]	274,758	1,063,313
Altera Corp.	146,639	4,770,167
Analog Devices Inc.	140,812	7,171,555
Applied Materials Inc.	547,799	9,690,564
Atmel Corp.[a]	194,355	1,521,800
Avago Technologies Ltd.	111,729	5,909,347
Broadcom Corp. Class A	260,810	7,733,016
Cree Inc.[a,b]	53,491	3,346,932

161

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2013

Security	Shares	Value

Fairchild Semiconductor International Inc.[a,b]	57,700	$770,295
First Solar Inc.[a]	30,785	1,682,092
Freescale Semiconductor Ltd.[a,b]	25,597	410,832
Intel Corp.	2,261,868	58,718,093
KLA-Tencor Corp.	75,987	4,898,122
Lam Research Corp.[a]	73,848	4,021,024
Linear Technology Corp.	105,905	4,823,973
LSI Corp.	249,217	2,746,371
Marvell Technology Group Ltd.	178,897	2,572,539
Maxim Integrated Products Inc.	131,950	3,682,725
Microchip Technology Inc.	89,441	4,002,485
Micron Technology Inc.[a]	468,374	10,191,818
NVIDIA Corp.	262,029	4,197,705
ON Semiconductor Corp.[a,b]	204,391	1,684,182
Silicon Laboratories Inc.[a,b]	19,265	834,367
Skyworks Solutions Inc.[a]	86,684	2,475,695
Teradyne Inc.[a,b]	86,466	1,523,531
Texas Instruments Inc.	504,787	22,165,197
Xilinx Inc.	119,725	5,497,772

		178,105,512
SOFTWARE — 3.65%
Activision Blizzard Inc.	121,032	2,158,001
Adobe Systems Inc.[a]	228,501	13,682,640
ANSYS Inc.[a]	42,331	3,691,263
Autodesk Inc.[a]	101,858	5,126,513
CA Inc.	148,754	5,005,572
Cadence Design Systems Inc.[a,b]	128,342	1,799,355
Citrix Systems Inc.[a]	85,000	5,376,250
Compuware Corp.	96,768	1,084,769
Concur Technologies Inc.[a,b]	21,144	2,181,638
Electronic Arts Inc.[a]	137,061	3,144,179
FactSet Research Systems Inc.[b]	19,939	2,164,977
FireEye Inc.[a]	7,876	343,472
Fortinet Inc.[a]	61,501	1,176,514
Informatica Corp.[a,b]	49,016	2,034,164
Intuit Inc.	135,423	10,335,483
MICROS Systems Inc.[a,b]	35,677	2,046,790
Microsoft Corp.	3,799,507	142,215,547
NetSuite Inc.[a,b]	15,903	1,638,327
Nuance Communications Inc.[a,b]	118,520	1,801,504
Oracle Corp.	1,615,486	61,808,494
Red Hat Inc.[a]	86,208	4,831,096
Rovi Corp.[a]	46,898	923,422
Salesforce.com Inc.[a]	268,544	14,820,943
ServiceNow Inc.[a,b]	35,812	2,005,830
SolarWinds Inc.[a]	29,688	1,123,097
Solera Holdings Inc.	31,226	2,209,552
Splunk Inc.[a,b]	46,522	3,194,666
Symantec Corp.	317,871	7,495,398
Synopsys Inc.[a]	69,708	2,828,054
Tableau Software Inc. Class Aa,b	4,259	293,573
TIBCO Software Inc.[a]	74,421	1,672,984
VMware Inc. Class Aa,b	38,802	3,480,927
Workday Inc. Class Aa,b	16,794	1,396,589
Zynga Inc. Class Aa	264,477	1,005,013

		316,096,596
SPECIALTY RETAIL — 2.41%
Aaron’s Inc.	34,392	1,011,125
Abercrombie & Fitch Co. Class Ab	35,514	1,168,766

Security	Shares	Value

Advance Auto Parts Inc.	33,094	$3,662,844
American Eagle Outfitters Inc.	87,370	1,258,128
Ascena Retail Group Inc.[a]	57,893	1,225,016
AutoNation Inc.[a]	23,033	1,144,510
AutoZone Inc.[a,b]	16,190	7,737,849
Bed Bath & Beyond Inc.[a]	99,815	8,015,144
Best Buy Co. Inc.	124,989	4,984,561
Cabela’s Inc.[a,b]	21,549	1,436,456
CarMax Inc.[a]	101,828	4,787,953
Chico’s FAS Inc.	73,558	1,385,833
CST Brands Inc.	27,362	1,004,733
Dick’s Sporting Goods Inc.	44,790	2,602,299
DSW Inc. Class A	32,263	1,378,598
Foot Locker Inc.	68,060	2,820,406
GameStop Corp. Class A	53,900	2,655,114
Gap Inc. (The)	126,712	4,951,905
GNC Holdings Inc. Class A	44,567	2,604,941
Guess? Inc.	26,912	836,156
Home Depot Inc. (The)	664,681	54,729,833
L Brands Inc.	109,700	6,784,945
Lowe’s Companies Inc.	495,391	24,546,624
Murphy USA Inc.[a,b]	21,645	899,566
O’Reilly Automotive Inc.[a]	50,503	6,500,241
PetSmart Inc.	46,838	3,407,464
Ross Stores Inc.	100,373	7,520,949
Sally Beauty Holdings Inc.[a]	76,982	2,327,166
Signet Jewelers Ltd.	36,679	2,886,637
Staples Inc.	301,067	4,783,955
Tiffany & Co.	50,755	4,709,049
TJX Companies Inc. (The)	327,598	20,877,821
Tractor Supply Co.	63,308	4,911,435
Ulta Salon, Cosmetics & Fragrance Inc.[a]	29,263	2,824,465
Urban Outfitters Inc.[a]	48,812	1,810,925
Williams-Sonoma Inc.	44,315	2,582,678

		208,776,090
TEXTILES, APPAREL & LUXURY GOODS — 0.83%
Carter’s Inc.	24,926	1,789,438
Coach Inc.	127,591	7,161,683
Deckers Outdoor Corp.[a,b]	15,634	1,320,448
Fossil Group Inc.[a]	22,130	2,654,272
Hanesbrands Inc.	44,666	3,138,680
Michael Kors Holdings Ltd.[a,b]	92,034	7,472,240
Nike Inc. Class B	322,353	25,349,840
PVH Corp.	37,121	5,049,198
Ralph Lauren Corp.	27,495	4,854,792
Under Armour Inc. Class Aa,b	37,984	3,316,003
VF Corp.	159,834	9,964,052

		72,070,646
THRIFTS & MORTGAGE FINANCE — 0.14%
Hudson City Bancorp Inc.	239,605	2,259,475
Nationstar Mortgage Holdings Inc.[a,b]	9,702	358,586
New York Community Bancorp Inc.	199,996	3,369,932
Ocwen Financial Corp.[a]	46,991	2,605,651
People’s United Financial Inc.	140,482	2,124,088
TFS Financial Corp.[a]	35,741	433,002
Washington Federal Inc.	47,251	1,100,476

		12,251,210

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2013

Security	Shares	Value

TOBACCO — 1.34%
Altria Group Inc.	914,065	$35,090,955
Lorillard Inc.	172,315	8,732,924
Philip Morris International Inc.	744,172	64,839,707
Reynolds American Inc.	143,974	7,197,260

		115,860,846
TRADING COMPANIES & DISTRIBUTORS — 0.28%
Air Lease Corp.	31,782	987,785
Fastenal Co.	135,542	6,439,601
GATX Corp.	21,208	1,106,421
HD Supply Holdings Inc.[a]	28,187	676,770
MRC Global Inc.[a]	37,663	1,215,008
MSC Industrial Direct Co. Inc. Class A	21,428	1,732,882
United Rentals Inc.[a,b]	42,812	3,337,195
W.W. Grainger Inc.	26,932	6,878,972
WESCO International Inc.[a]	19,998	1,821,218

		24,195,852
WATER UTILITIES — 0.06%
American Water Works Co. Inc.	80,586	3,405,564
Aqua America Inc.	79,767	1,881,704

		5,287,268
WIRELESS TELECOMMUNICATION SERVICES — 0.29%
Crown Castle International Corp.[a]	152,086	11,167,675
SBA Communications Corp. Class Aa,b	57,908	5,202,455
Sprint Corp.[a]	386,130	4,150,898
T-Mobile US Inc.	86,858	2,921,903
Telephone & Data Systems Inc.	42,749	1,102,069
United States Cellular Corp.	5,820	243,392

		24,788,392

TOTAL COMMON STOCKS (Cost: $6,821,027,285)		8,642,930,276

SHORT-TERM INVESTMENTS — 2.39%

MONEY MARKET FUNDS — 2.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	188,661,420	188,661,420
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	11,050,491	11,050,491

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,863,000	$6,863,000

		206,574,911

TOTAL SHORT-TERM INVESTMENTS (Cost: $206,574,911)		206,574,911

TOTAL INVESTMENTS IN SECURITIES — 102.18% (Cost: $7,027,602,196)		8,849,505,187
Other Assets, Less Liabilities — (2.18)%		(188,653,682)

NET ASSETS — 100.00%		$8,660,851,505

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of December 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
160	E-mini S&P 500 (Mar. 2014)	Chicago Mercantile	$14,728,800	$308,399

12	E-mini S&P Midcap 400 (Mar. 2014)	Chicago Mercantile	1,607,280	40,440

			$16,336,080	$348,839

See accompanying notes to schedules of investments.

163

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.83%
AEROSPACE & DEFENSE — 3.99%
B/E Aerospace Inc.[a]	215,786	$18,779,856
Boeing Co. (The)	1,771,491	241,790,807
Hexcel Corp.[a]	233,798	10,448,433
Honeywell International Inc.	1,837,104	167,856,192
Huntington Ingalls Industries Inc.	116,888	10,521,089
Lockheed Martin Corp.	606,171	90,113,381
Precision Castparts Corp.	341,685	92,015,770
Rockwell Collins Inc.	282,252	20,864,068
Spirit AeroSystems Holdings Inc. Class Aa	36,388	1,240,103
TransDigm Group Inc.	122,467	19,719,636
Triumph Group Inc.	24,577	1,869,572
United Technologies Corp.	2,011,296	228,885,485

		904,104,392
AIR FREIGHT & LOGISTICS — 0.97%
C.H. Robinson Worldwide Inc.[b]	354,062	20,655,977
Expeditors International of Washington Inc.	482,423	21,347,218
United Parcel Service Inc. Class B	1,691,346	177,726,638

		219,729,833
AIRLINES — 0.40%
Alaska Air Group Inc.	151,401	11,108,291
American Airlines Group Inc.[a,b]	267,927	6,765,157
Copa Holdings SA Class A	77,653	12,433,022
Delta Air Lines Inc.	915,874	25,159,059
Southwest Airlines Co.	186,127	3,506,633
United Continental Holdings Inc.[a,b]	831,017	31,437,373

		90,409,535
AUTO COMPONENTS — 0.47%
Allison Transmission Holdings Inc.	11,066	305,532
BorgWarner Inc.	541,412	30,270,345
Delphi Automotive PLC	730,012	43,895,621
Gentex Corp.	193,483	6,383,004
Goodyear Tire & Rubber Co. (The)	573,475	13,677,379
Lear Corp.	21,311	1,725,552
Visteon Corp.[a]	115,958	9,495,801

		105,753,234
AUTOMOBILES — 0.53%
Ford Motor Co.	3,163,812	48,817,619
Harley-Davidson Inc.	523,354	36,237,031
Tesla Motors Inc.[a,b]	195,239	29,360,041
Thor Industries Inc.	103,505	5,716,581

		120,131,272
BEVERAGES — 3.48%
Brown-Forman Corp. Class B NVS	353,153	26,687,772
Coca-Cola Co. (The)	8,930,861	368,933,868
Coca-Cola Enterprises Inc.	606,260	26,754,254
Constellation Brands Inc. Class Aa	337,895	23,781,050
Dr Pepper Snapple Group Inc.	476,056	23,193,448
Monster Beverage Corp.[a]	312,964	21,209,570
PepsiCo Inc.	3,610,809	299,480,499

		790,040,461

Security	Shares	Value

BIOTECHNOLOGY — 4.66%
Alexion Pharmaceuticals Inc.[a]	455,656	$60,629,587
Alkermes PLC[a]	294,928	11,991,773
Amgen Inc.	1,751,165	199,912,996
ARIAD Pharmaceuticals Inc.[a,b]	424,128	2,892,553
Biogen Idec Inc.[a]	554,260	155,054,235
BioMarin Pharmaceutical Inc.[a]	324,306	22,788,983
Celgene Corp.[a]	973,968	164,561,633
Cubist Pharmaceuticals Inc.[a,b]	152,039	10,470,926
Gilead Sciences Inc.[a]	3,561,639	267,657,171
Incyte Corp.[a]	240,187	12,160,668
Medivation Inc.[a,b]	175,039	11,170,989
Myriad Genetics Inc.[a,b]	175,105	3,673,703
Pharmacyclics Inc.[a]	136,446	14,433,258
Regeneron Pharmaceuticals Inc.[a]	187,004	51,470,981
Seattle Genetics Inc.[a,b]	234,010	9,334,659
Theravance Inc.[a,b]	184,009	6,559,921
United Therapeutics Corp.[a,b]	108,466	12,265,335
Vertex Pharmaceuticals Inc.[a]	543,607	40,390,000

		1,057,419,371
BUILDING PRODUCTS — 0.26%
A.O. Smith Corp.	77,601	4,185,798
Allegion PLC[a]	166,029	7,336,822
Armstrong World Industries Inc.[a]	58,748	3,384,472
Fortune Brands Home & Security Inc.	338,536	15,471,095
Lennox International Inc.	117,431	9,988,681
Masco Corp.	833,277	18,973,717

		59,340,585
CAPITAL MARKETS — 1.12%
Affiliated Managers Group Inc.[a,b]	123,137	26,705,953
Ameriprise Financial Inc.	150,079	17,266,589
Artisan Partners Asset Management Inc.	12,402	808,486
BlackRock Inc.[c]	107,618	34,057,868
Charles Schwab Corp. (The)	347,861	9,044,386
Eaton Vance Corp. NVS	280,008	11,981,542
Federated Investors Inc. Class B	160,180	4,613,184
Franklin Resources Inc.	959,273	55,378,830
Lazard Ltd. Class A	299,066	13,553,671
LPL Financial Holdings Inc.	104,197	4,900,385
SEI Investments Co.	318,104	11,047,752
T. Rowe Price Group Inc.	605,550	50,726,924
Waddell & Reed Financial Inc. Class A	200,546	13,059,556

		253,145,126
CHEMICALS — 3.67%
Airgas Inc.	152,932	17,105,444
Albemarle Corp.	72,302	4,583,224
Celanese Corp. Series A	372,786	20,618,794
Dow Chemical Co. (The)	369,834	16,420,630
E.I. du Pont de Nemours and Co.	2,149,244	139,636,383
Eastman Chemical Co.	361,565	29,178,295

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Ecolab Inc.	612,270	$63,841,393
FMC Corp.	317,856	23,985,414
International Flavors & Fragrances Inc.	190,257	16,358,297
LyondellBasell Industries NV Class A	947,903	76,097,653
Monsanto Co.	1,246,493	145,278,759
NewMarket Corp.[b]	22,183	7,412,449
PPG Industries Inc.	303,091	57,484,239
Praxair Inc.	690,566	89,794,297
Rockwood Holdings Inc.	123,748	8,899,956
RPM International Inc.	289,361	12,011,375
Scotts Miracle-Gro Co. (The) Class A	100,632	6,261,323
Sherwin-Williams Co. (The)	206,810	37,949,635
Sigma-Aldrich Corp.	265,242	24,935,400
Valspar Corp. (The)	208,073	14,833,524
W.R. Grace & Co.[a]	154,434	15,268,890
Westlake Chemical Corp.	41,124	5,020,007

		832,975,381
COMMERCIAL BANKS — 0.01%
Signature Bank[a]	10,736	1,153,261

		1,153,261
COMMERCIAL SERVICES & SUPPLIES — 0.39%
Cintas Corp.	67,853	4,043,360
Clean Harbors Inc.[a,b]	140,978	8,453,041
Copart Inc.[a]	260,336	9,541,314
Iron Mountain Inc.	357,571	10,852,280
KAR Auction Services Inc.	66,574	1,967,262
Pitney Bowes Inc.	204,894	4,774,030
R.R. Donnelley & Sons Co.	230,529	4,675,128
Rollins Inc.	149,134	4,517,269
Stericycle Inc.[a]	201,461	23,403,724
Waste Connections Inc.	271,849	11,860,772
Waste Management Inc.	87,588	3,930,074

		88,018,254
COMMUNICATIONS EQUIPMENT — 1.67%
CommScope Holding Co. Inc.[a]	55,419	1,048,527
F5 Networks Inc.[a,b]	183,762	16,696,615
Harris Corp.	44,621	3,114,992
JDS Uniphase Corp.[a]	417,410	5,417,982
Juniper Networks Inc.[a]	219,488	4,953,844
Motorola Solutions Inc.	534,791	36,098,393
Palo Alto Networks Inc.[a,b]	78,128	4,490,016
QUALCOMM Inc.	4,034,424	299,555,982
Riverbed Technology Inc.[a,b]	361,897	6,543,098

		377,919,449
COMPUTERS & PERIPHERALS — 4.78%
3D Systems Corp.[a,b]	234,893	21,828,607
Apple Inc.	1,659,115	930,946,018
EMC Corp.	2,452,692	61,685,204
NCR Corp.[a,b]	383,441	13,060,000
NetApp Inc.	794,101	32,669,315
SanDisk Corp.	239,456	16,891,226
Stratasys Ltd.[a,b]	45,569	6,138,144

		1,083,218,514

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.18%
AECOM Technology Corp.[a]	23,139	$680,981
Chicago Bridge & Iron Co. NV	234,859	19,526,177
Fluor Corp.	227,800	18,290,062
Quanta Services Inc.[a]	102,793	3,244,147

		41,741,367
CONSTRUCTION MATERIALS — 0.09%
Eagle Materials Inc.	115,309	8,928,376
Martin Marietta Materials Inc.	107,350	10,728,559

		19,656,935
CONSUMER FINANCE — 0.88%
American Express Co.	2,212,339	200,725,517

		200,725,517
CONTAINERS & PACKAGING — 0.45%
AptarGroup Inc.	108,809	7,378,338
Avery Dennison Corp.	73,963	3,712,203
Ball Corp.	347,360	17,944,618
Bemis Co. Inc.	105,826	4,334,633
Crown Holdings Inc.[a]	286,125	12,752,591
Greif Inc. Class A	14,721	771,380
Owens-Illinois Inc.[a]	225,192	8,057,370
Packaging Corp. of America	229,073	14,495,739
Rock-Tenn Co. Class A	120,772	12,682,268
Sealed Air Corp.	457,285	15,570,554
Silgan Holdings Inc.	103,292	4,960,082

		102,659,776
DISTRIBUTORS — 0.23%
Genuine Parts Co.	341,942	28,446,155
LKQ Corp.[a]	697,239	22,939,163

		51,385,318
DIVERSIFIED CONSUMER SERVICES — 0.12%
H&R Block Inc.	635,851	18,465,113
Service Corp. International	387,298	7,021,713
Weight Watchers International Inc.[b]	34,477	1,135,327

		26,622,153
DIVERSIFIED FINANCIAL SERVICES — 0.51%
CBOE Holdings Inc.	203,556	10,576,770
IntercontinentalExchange Group Inc.	169,787	38,188,492
Leucadia National Corp.	93,605	2,652,766
McGraw Hill Financial Inc.	302,083	23,622,890
Moody’s Corp.	454,064	35,630,402
MSCI Inc. Class Aa	118,462	5,179,159

		115,850,479
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.56%
Intelsat SAa,b	3,244	73,120
Level 3 Communications Inc.[a]	127,368	4,224,797
tw telecom inc.[a,b]	350,536	10,680,832
Verizon Communications Inc.	6,680,308	328,270,335
Windstream Holdings Inc.[b]	1,306,431	10,425,319

		$353,674,403

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2013

Security	Shares	Value

ELECTRIC UTILITIES — 0.05%
ITC Holdings Corp.	122,064	$11,696,172

		11,696,172
ELECTRICAL EQUIPMENT — 0.92%
AMETEK Inc.	568,647	29,950,637
Babcock & Wilcox Co. (The)	181,359	6,200,664
Emerson Electric Co.	1,255,531	88,113,166
Hubbell Inc. Class B	100,350	10,928,115
Rockwell Automation Inc.	326,102	38,532,212
Roper Industries Inc.	231,206	32,063,648
Solarcity Corp.[a,b]	54,729	3,109,702

		208,898,144
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.34%
Amphenol Corp. Class A	373,183	33,280,460
CDW Corp	22,402	523,311
Dolby Laboratories Inc. Class Aa,b	42,144	1,625,073
FLIR Systems Inc.	231,723	6,974,862
IPG Photonics Corp.[a,b]	75,897	5,890,366
National Instruments Corp.	225,012	7,204,884
Trimble Navigation Ltd.[a,b]	597,279	20,725,581

		76,224,537
ENERGY EQUIPMENT & SERVICES — 2.27%
Atwood Oceanics Inc.[a]	25,001	1,334,803
Baker Hughes Inc.	65,177	3,601,681
Cameron International Corp.a	364,483	21,697,673
Dresser-Rand Group Inc.[a,b]	177,615	10,591,183
Dril-Quip Inc.[a]	94,647	10,404,545
FMC Technologies Inc.[a,b]	553,829	28,915,412
Frank’s International NV	36,253	978,831
Halliburton Co.	1,980,567	100,513,775
Oceaneering International Inc.	252,639	19,928,164
RPC Inc.	118,492	2,115,082
Schlumberger Ltd.	3,104,203	279,719,732
Seadrill Ltd.	825,181	33,898,436

		513,699,317
FOOD & STAPLES RETAILING — 2.46%
Costco Wholesale Corp.	1,018,907	121,260,122
CVS Caremark Corp.	328,771	23,530,141
Fresh Market Inc. (The)[a,b]	96,188	3,895,614
Kroger Co. (The)	1,214,326	48,002,307
Safeway Inc.	44,004	1,433,210
Sprouts Farmers Market Inc.[a,b]	33,765	1,297,589
Sysco Corp.	479,480	17,309,228
Wal-Mart Stores Inc.	2,492,924	196,168,190
Walgreen Co.	1,665,896	95,689,066
Whole Foods Market Inc.	866,022	50,082,052

		558,667,519

Security	Shares	Value

FOOD PRODUCTS — 1.76%
Archer-Daniels-Midland Co.	117,326	$5,091,948
Campbell Soup Co.	269,533	11,665,388
ConAgra Foods Inc.	900,243	30,338,189
Flowers Foods Inc.	398,316	8,551,845
General Mills Inc.	1,505,247	75,126,878
Green Mountain Coffee Roasters Inc.[a,b]	348,356	26,328,746
Hershey Co. (The)	350,219	34,051,793
Hillshire Brands Co.	286,877	9,593,167
Hormel Foods Corp.	312,800	14,129,176
Ingredion Inc.	22,121	1,514,404
J.M. Smucker Co. (The)	32,892	3,408,269
Kellogg Co.	559,299	34,156,390
Kraft Foods Group Inc.	1,388,065	74,844,465
McCormick & Co. Inc. NVS	307,693	21,206,202
Mead Johnson Nutrition Co. Class A	472,777	39,599,802
Pinnacle Foods Inc.	45,188	1,240,862
WhiteWave Foods Co. Class Aa	322,454	7,397,095

		398,244,619
GAS UTILITIES — 0.13%
ONEOK Inc.	452,383	28,129,175
Questar Corp.	52,905	1,216,286

		29,345,461
HEALTH CARE EQUIPMENT & SUPPLIES — 1.56%
Baxter International Inc.	1,265,438	88,011,213
Becton, Dickinson and Co.	453,569	50,114,839
C.R. Bard Inc.	187,928	25,171,076
Cooper Companies Inc. (The)	83,506	10,341,383
DENTSPLY International Inc.	93,692	4,542,188
Edwards Lifesciences Corp.[a,b]	263,764	17,345,121
Hologic Inc.[a,b]	184,876	4,131,979
IDEXX Laboratories Inc.[a,b]	126,287	13,433,148
Intuitive Surgical Inc.[a,b]	88,881	34,137,414
ResMed Inc.[b]	332,654	15,661,350
Sirona Dental Systems Inc.[a,b]	127,948	8,981,950
St. Jude Medical Inc.	420,809	26,069,118
Stryker Corp.	451,013	33,889,117
Varian Medical Systems Inc.[a,b]	253,174	19,669,088
Zimmer Holdings Inc.	22,069	2,056,610

		353,555,594
HEALTH CARE PROVIDERS & SERVICES — 1.82%
Aetna Inc.	235,125	16,127,224
AmerisourceBergen Corp.	539,157	37,908,129
Brookdale Senior Living Inc.[a,b]	232,862	6,329,189
Catamaran Corp.[a]	480,360	22,807,493
Cigna Corp.	38,732	3,388,275
Community Health Systems Inc.[a]	17,195	675,248
DaVita HealthCare Partners Inc.[a]	430,113	27,256,261
Envision Healthcare Holdings Inc.[a,b]	73,500	2,610,720
Express Scripts Holding Co.[a]	1,668,374	117,186,590
HCA Holdings Inc.[a]	45,807	2,185,452
Health Management Associates Inc. Class Aa,b	603,737	7,908,955
Henry Schein Inc.[a,b]	203,459	23,247,225
Laboratory Corp. of America Holdings[a,b]	204,081	18,646,881
McKesson Corp.	529,124	85,400,613
MEDNAX Inc.[a,b]	152,444	8,137,461

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Patterson Companies Inc.	182,135	$7,503,962
Premier Inc.[a,b]	48,519	1,783,558
Quest Diagnostics Inc.	22,504	1,204,864
Tenet Healthcare Corp.[a]	241,271	10,162,334
Universal Health Services Inc. Class B	142,414	11,572,562

		412,042,996
HEALTH CARE TECHNOLOGY — 0.17%
Cerner Corp.[a,b]	692,435	38,596,327
Veeva Systems Inc.[a,b]	22,481	721,640

		39,317,967
HOTELS, RESTAURANTS & LEISURE — 3.25%
Bally Technologies Inc.[a,b]	90,485	7,098,548
Brinker International Inc.	154,463	7,157,815
Burger King Worldwide Inc.	235,210	5,376,901
Chipotle Mexican Grill Inc.[a]	72,181	38,456,593
Choice Hotels International Inc.	3,345	164,273
Darden Restaurants Inc.	197,664	10,746,992
Domino’s Pizza Inc.	131,075	9,129,374
Dunkin’ Brands Group Inc.	248,679	11,986,328
International Game Technology	608,139	11,043,804
Las Vegas Sands Corp.	912,694	71,984,176
Marriott International Inc. Class A	480,126	23,699,019
McDonald’s Corp.	2,340,913	227,138,788
Norwegian Cruise Line Holdings Ltd.[a]	59,376	2,106,067
Panera Bread Co. Class Aa,b	65,571	11,585,740
SeaWorld Entertainment Inc.	71,445	2,055,473
Six Flags Entertainment Corp.	154,729	5,697,122
Starbucks Corp.	1,748,178	137,039,673
Starwood Hotels & Resorts Worldwide Inc.	193,044	15,337,346
Wyndham Worldwide Corp.	317,255	23,378,521
Wynn Resorts Ltd.	188,255	36,561,004
Yum! Brands Inc.	1,050,353	79,417,190

		737,160,747
HOUSEHOLD DURABLES — 0.36%
Jarden Corp.[a]	296,833	18,210,704
Newell Rubbermaid Inc.	389,786	12,632,964
NVR Inc.[a,b]	9,177	9,415,694
PulteGroup Inc.	905,889	18,452,959
Taylor Morrison Home Corp. Class Aa,b	65,408	1,468,410
Tempur Sealy International Inc.[a,b]	140,451	7,578,736
Tupperware Brands Corp.	123,342	11,659,519
Whirlpool Corp.	12,929	2,028,043

		81,447,029
HOUSEHOLD PRODUCTS — 1.17%
Church & Dwight Co. Inc.	322,307	21,362,508
Clorox Co. (The)[b]	257,017	23,840,897
Colgate-Palmolive Co.	2,177,907	142,021,316
Kimberly-Clark Corp.	750,753	78,423,658

		265,648,379
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.01%
Calpine Corp.[a]	106,317	2,074,245

		2,074,245

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.94%
3M Co.	1,363,388	$191,215,167
Carlisle Companies Inc.	7,547	599,232
Danaher Corp.	283,744	21,905,037

		213,719,436
INSURANCE — 1.00%
Allied World Assurance Co. Holdings Ltd.	26,807	3,024,098
American Financial Group Inc.	24,797	1,431,283
Aon PLC	556,501	46,684,869
Arch Capital Group Ltd.[a]	19,674	1,174,341
Arthur J. Gallagher & Co.	295,871	13,885,226
Axis Capital Holdings Ltd.	71,171	3,385,604
Brown & Brown Inc.	126,509	3,971,117
Chubb Corp. (The)	85,064	8,219,734
Endurance Specialty Holdings Ltd.	34,477	2,022,766
Erie Indemnity Co. Class A	58,184	4,254,414
Hanover Insurance Group Inc. (The)	29,540	1,763,833
Loews Corp.	57,574	2,777,370
Marsh & McLennan Companies Inc.	859,874	41,583,507
Progressive Corp. (The)	1,132,348	30,879,130
Prudential Financial Inc.	416,039	38,367,117
Travelers Companies Inc. (The)	237,451	21,498,813
Validus Holdings Ltd.	21,028	847,218

		225,770,440
INTERNET & CATALOG RETAIL — 2.63%
Amazon.com Inc.[a]	858,495	342,359,221
Expedia Inc.	249,065	17,349,868
Groupon Inc.[a,b]	979,349	11,526,938
HomeAway Inc.[a]	142,048	5,806,922
Liberty Interactive Corp. Series Aa	100,522	2,950,321
Liberty Ventures Series Aa	85,739	10,510,744
Netflix Inc.[a,b]	117,294	43,184,132
Priceline.com Inc.[a]	120,440	139,999,456
TripAdvisor Inc.[a,b]	261,681	21,675,037
zulily Inc.[a,b]	18,097	749,759

		596,112,398
INTERNET SOFTWARE & SERVICES — 5.45%
Akamai Technologies Inc.[a,b]	414,930	19,576,397
eBay Inc.[a]	3,030,279	166,332,014
Equinix Inc.[a,b]	115,107	20,425,737
Facebook Inc. Class Aa	3,978,059	217,440,705
Google Inc. Class Aa	629,670	705,677,466
IAC/InterActiveCorp	174,201	11,965,867
LinkedIn Corp. Class Aa	226,032	49,010,519
Pandora Media Inc.[a,b]	331,319	8,813,085
Rackspace Hosting Inc.[a,b]	263,751	10,320,577
Twitter Inc.[a]	139,502	8,879,302
VeriSign Inc.[a,b]	302,703	18,095,585

		1,236,537,254
IT SERVICES — 6.60%
Accenture PLC Class A	1,500,564	123,376,372
Alliance Data Systems Corp.[a,b]	114,851	30,197,773
Automatic Data Processing Inc.	1,132,977	91,555,871
Booz Allen Hamilton Holding Corp.	67,880	1,299,902

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Broadridge Financial Solutions Inc.	282,797	$11,176,137
Cognizant Technology Solutions Corp. Class Aa	704,255	71,115,670
DST Systems Inc.	64,934	5,892,111
Fidelity National Information Services Inc.	68,004	3,650,455
Fiserv Inc.[a]	623,410	36,812,361
FleetCor Technologies Inc.[a,b]	158,538	18,575,897
Gartner Inc.[a,b]	218,821	15,547,232
Genpact Ltd.[a]	393,843	7,234,896
Global Payments Inc.	177,842	11,557,952
International Business Machines Corp.	2,430,745	455,934,840
Jack Henry & Associates Inc.	200,880	11,894,105
Lender Processing Services Inc.	171,887	6,425,136
MasterCard Inc. Class A	272,868	227,970,299
NeuStar Inc. Class Aa,b	150,785	7,518,140
Paychex Inc.	683,654	31,126,767
Teradata Corp.[a,b]	381,531	17,355,845
Total System Services Inc.	295,492	9,833,974
Vantiv Inc. Class Aa,b	204,928	6,682,702
Visa Inc. Class A	1,219,902	271,647,777
Western Union Co.	1,299,495	22,416,289

		1,496,798,503
LEISURE EQUIPMENT & PRODUCTS — 0.32%
Hasbro Inc.	227,833	12,533,093
Mattel Inc.	806,494	38,372,985
Polaris Industries Inc.	151,227	22,024,700

		72,930,778
LIFE SCIENCES TOOLS & SERVICES — 0.52%
Agilent Technologies Inc.	95,163	5,442,372
Bruker Corp.[a,b]	256,449	5,069,997
Charles River Laboratories International Inc.[a]	51,830	2,749,063
Covance Inc.[a,b]	130,375	11,480,823
Illumina Inc.[a,b]	290,420	32,126,260
Life Technologies Corp.[a]	261,871	19,849,822
Mettler-Toledo International Inc.[a,b]	70,430	17,085,614
Quintiles Transnational Holdings Inc.[a,b]	28,603	1,325,463
TECHNE Corp.	40,175	3,803,367
Waters Corp.[a]	200,080	20,008,000

		118,940,781
MACHINERY — 2.00%
Caterpillar Inc.	277,966	25,242,092
Colfax Corp.[a]	199,787	12,724,434
Crane Co.	104,903	7,054,727
Cummins Inc.	363,290	51,212,991
Deere & Co.	906,071	82,751,464
Donaldson Co. Inc.	315,902	13,729,101
Dover Corp.	294,850	28,464,819
Flowserve Corp.	333,857	26,317,947
Graco Inc.	142,864	11,160,536
Harsco Corp.	12,984	363,942
IDEX Corp.	178,880	13,210,288
Illinois Tool Works Inc.	328,075	27,584,546
Ingersoll-Rand PLC	496,907	30,609,471
ITT Corp.	209,479	9,095,578
Lincoln Electric Holdings Inc.	193,953	13,836,607
Manitowoc Co. Inc. (The)	312,769	7,293,773
Navistar International Corp.[a,b]	17,239	658,357
Nordson Corp.	149,929	11,139,725

Security	Shares	Value

PACCAR Inc.	106,880	$6,324,090
Pall Corp.	259,860	22,179,051
Snap-on Inc.	15,435	1,690,441
Stanley Black & Decker Inc.	33,346	2,690,689
Toro Co. (The)	134,798	8,573,153
Valmont Industries Inc.	62,355	9,298,378
WABCO Holdings Inc.[a]	136,259	12,727,953
Wabtec Corp.	224,577	16,679,334
Xylem Inc.	26,479	916,173

		453,529,660
MARINE — 0.03%
Kirby Corp.[a]	78,091	7,750,532

		7,750,532
MEDIA — 5.15%
AMC Networks Inc. Class Aa	140,014	9,536,354
Cablevision NY Group Class A	453,682	8,134,518
CBS Corp. Class B NVS	1,312,363	83,650,018
Charter Communications Inc. Class Aa	154,555	21,136,942
Cinemark Holdings Inc.	268,617	8,953,005
Clear Channel Outdoor Holdings Inc. Class A	99,257	1,006,466
Comcast Corp. Class A	5,661,186	294,183,530
DIRECTV[a,b]	1,146,780	79,231,030
Discovery Communications Inc. Series Aa,b	571,396	51,665,626
DISH Network Corp. Class Aa	486,846	28,198,120
Interpublic Group of Companies Inc. (The)	453,787	8,032,030
Lamar Advertising Co. Class Aa,b	183,614	9,593,832
Liberty Global PLC Series Aa	777,492	69,189,013
Lions Gate Entertainment Corp.[b]	189,261	5,992,003
Madison Square Garden Inc. Class Aa	142,348	8,196,398
Morningstar Inc.	48,428	3,781,743
News Corp. Class A NVS[a]	854,964	15,406,451
Omnicom Group Inc.	603,778	44,902,970
Regal Entertainment Group Class A	42,331	823,338
Scripps Networks Interactive Inc. Class A	256,333	22,149,735
Sirius XM Holdings Inc.[a]	3,398,521	11,860,838
Starz Series Aa,b	223,902	6,546,894
Time Warner Cable Inc.	679,390	92,057,345
Twenty-First Century Fox Inc. Class A	3,419,824	120,309,408
Viacom Inc. Class B NVS	1,041,342	90,950,810
Walt Disney Co. (The)	933,537	71,322,227

		1,166,810,644
METALS & MINING — 0.08%
Compass Minerals International Inc.	78,062	6,248,863
Royal Gold Inc.	38,185	1,759,183
Southern Copper Corp.	367,999	10,565,251
Tahoe Resources Inc.[a]	25,521	424,670

		18,997,967
MULTILINE RETAIL — 1.00%
Big Lots Inc.[a,b]	36,164	1,167,735
Dillard’s Inc. Class A	42,563	4,137,549
Dollar General Corp.[a]	764,031	46,086,350
Dollar Tree Inc.[a]	485,892	27,414,027
Family Dollar Stores Inc.	224,806	14,605,646
Macy’s Inc.	694,350	37,078,290
Nordstrom Inc.	338,632	20,927,458
Target Corp.	1,174,714	74,324,155

		225,741,210

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2013

Security	Shares	Value

OFFICE ELECTRONICS — 0.00%
Zebra Technologies Corp. Class Aa	10,617	$574,167

		574,167
OIL, GAS & CONSUMABLE FUELS — 2.16%
Anadarko Petroleum Corp.	64,595	5,123,675
Antero Resources Corp.[a]	39,775	2,523,326
Cabot Oil & Gas Corp.	984,194	38,147,359
Cheniere Energy Inc.[a,b]	563,478	24,297,171
Cobalt International Energy Inc.[a]	588,097	9,674,196
Concho Resources Inc.[a,b]	244,541	26,410,428
Continental Resources Inc.[a]	99,634	11,210,818
CVR Energy Inc.	36,633	1,590,971
EOG Resources Inc.	594,642	99,804,713
EQT Corp.	321,407	28,855,920
Gulfport Energy Corp.[a,b]	162,179	10,241,604
Kinder Morgan Inc.	1,416,526	50,994,936
Kosmos Energy Ltd.[a,b]	236,855	2,648,039
Laredo Petroleum Inc.[a,b]	88,543	2,451,756
Noble Energy Inc.	106,688	7,266,520
Oasis Petroleum Inc.[a]	235,643	11,068,152
Pioneer Natural Resources Co.	235,359	43,322,531
QEP Resources Inc.	42,416	1,300,050
Range Resources Corp.	380,768	32,102,550
SM Energy Co.	154,621	12,850,551
Southwestern Energy Co.[a,b]	820,798	32,281,985
Whiting Petroleum Corp.[a]	22,064	1,365,100
Williams Companies Inc. (The)	875,145	33,754,343
World Fuel Services Corp.	32,147	1,387,465

		490,674,159
PAPER & FOREST PRODUCTS — 0.19%
International Paper Co.	893,283	43,797,665

		43,797,665
PERSONAL PRODUCTS — 0.41%
Avon Products Inc.	1,009,847	17,389,565
Coty Inc. Class A	89,245	1,360,986
Estee Lauder Companies Inc. (The) Class A	540,785	40,731,926
Herbalife Ltd.[b]	199,056	15,665,707
Nu Skin Enterprises Inc. Class A	136,393	18,852,241

		94,000,425
PHARMACEUTICALS — 3.47%
AbbVie Inc.	3,697,941	195,288,264
Actavis PLC[a]	405,007	68,041,176
Allergan Inc.	692,080	76,876,247
Bristol-Myers Squibb Co.	3,302,187	175,511,239
Eli Lilly and Co.	506,888	25,851,288
Endo Health Solutions Inc.[a,b]	262,085	17,680,254
Jazz Pharmaceuticals PLC[a]	121,086	15,324,644
Johnson & Johnson	846,058	77,490,452
Mylan Inc.[a]	889,837	38,618,926
Perrigo Co. PLC	295,082	45,283,284
Salix Pharmaceuticals Ltd.[a,b]	143,044	12,865,377

Security	Shares	Value

Zoetis Inc.	1,167,378	$38,161,587

		786,992,738
PROFESSIONAL SERVICES — 0.39%
Dun & Bradstreet Corp. (The)	86,205	10,581,664
Equifax Inc.	281,451	19,445,449
IHS Inc. Class Aa,b	153,484	18,372,035
Nielsen Holdings NV	73,400	3,368,326
Robert Half International Inc.	325,747	13,678,116
Verisk Analytics Inc. Class Aa,b	353,405	23,225,777

		88,671,367
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.64%
American Homes 4 Rent	23,036	373,183
American Tower Corp.	923,444	73,709,300
Apartment Investment and Management Co. Class A	187,735	4,864,214
Boston Properties Inc.	33,728	3,385,279
Brixmor Property Group Inc.	21,243	431,870
CBL & Associates Properties Inc.	124,996	2,244,928
Corrections Corp. of America	170,271	5,460,591
Digital Realty Trust Inc.[b]	235,792	11,582,103
Equity Lifestyle Properties, Inc.	141,133	5,113,249
Extra Space Storage Inc.	20,808	876,641
Federal Realty Investment Trust	99,941	10,135,017
Omega Healthcare Investors Inc.[b]	285,588	8,510,522
Plum Creek Timber Co. Inc.	412,802	19,199,421
Public Storage	311,584	46,899,624
Rayonier Inc.[b]	294,320	12,390,872
Regency Centers Corp.[b]	89,926	4,163,574
Senior Housing Properties Trust[b]	32,156	714,828
Simon Property Group Inc.	540,784	82,285,693
Spirit Realty Capital Inc.	166,836	1,639,998
Tanger Factory Outlet Centers Inc.[b]	219,688	7,034,410
Taubman Centers Inc.[b]	27,020	1,727,118
Ventas Inc.	308,559	17,674,260
Vornado Realty Trust	84,396	7,493,521
Weyerhaeuser Co.	1,359,593	42,922,351

		370,832,567
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
CBRE Group Inc. Class Aa	651,520	17,134,976
Realogy Holdings Corp.[a]	250,084	12,371,656
St. Joe Co. (The)[a,b]	10,080	193,435

		29,700,067
ROAD & RAIL — 1.48%
AMERCO[a]	9,400	2,235,696
Avis Budget Group Inc.[a,b]	251,151	10,151,523
Con-way Inc.	48,295	1,917,795
CSX Corp.	1,190,739	34,257,561
Genesee & Wyoming Inc. Class Aa	44,371	4,261,835
Hertz Global Holdings Inc.[a,b]	807,758	23,118,034
J.B. Hunt Transport Services Inc.	213,640	16,514,372
Kansas City Southern Industries Inc.	257,275	31,858,363
Landstar System Inc.	109,132	6,269,633
Norfolk Southern Corp.	133,038	12,349,918
Old Dominion Freight Line Inc.[a,b]	165,399	8,769,455
Union Pacific Corp.	1,089,915	183,105,720

		334,809,905

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2013

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.71%
Advanced Micro Devices Inc.[a,b]	1,419,756	$5,494,456
Altera Corp.	257,192	8,366,456
Analog Devices Inc.	310,751	15,826,548
Applied Materials Inc.	1,854,561	32,807,184
Atmel Corp.[a,b]	997,517	7,810,558
Avago Technologies Ltd.	526,350	27,838,651
Broadcom Corp. Class A	582,189	17,261,904
Cree Inc.[a,b]	275,347	17,228,462
Freescale Semiconductor Ltd.[a,b]	59,337	952,359
Intel Corp.	755,231	19,605,797
Lam Research Corp.[a]	89,222	4,858,138
Linear Technology Corp.	544,640	24,808,352
LSI Corp.	149,329	1,645,605
Maxim Integrated Products Inc.	679,648	18,968,976
Microchip Technology Inc.[b]	460,316	20,599,141
ON Semiconductor Corp.[a]	996,944	8,214,818
Silicon Laboratories Inc.[a,b]	86,189	3,732,846
Skyworks Solutions Inc.[a,b]	370,500	10,581,480
Texas Instruments Inc.	2,589,830	113,719,435
Xilinx Inc.	616,117	28,292,093

		388,613,259
SOFTWARE — 6.51%
Adobe Systems Inc.[a]	457,087	27,370,370
ANSYS Inc.[a]	217,632	18,977,510
Autodesk Inc.[a]	416,034	20,938,991
Cadence Design Systems Inc.[a,b]	659,407	9,244,886
Citrix Systems Inc.[a]	436,931	27,635,886
Concur Technologies Inc.[a,b]	108,951	11,241,564
Electronic Arts Inc.[a,b]	541,956	12,432,471
FactSet Research Systems Inc.[b]	102,740	11,155,509
FireEye Inc.[a,b]	30,247	1,319,072
Fortinet Inc.[a]	317,229	6,068,591
Informatica Corp.[a,b]	252,003	10,458,124
Intuit Inc.	693,303	52,912,885
MICROS Systems Inc.[a,b]	27,437	1,574,061
Microsoft Corp.	19,499,452	729,864,488
NetSuite Inc.[a,b]	81,604	8,406,844
Oracle Corp.	8,290,100	317,179,226
Red Hat Inc.[a]	442,436	24,794,113
Rovi Corp.[a]	28,310	557,424
Salesforce.com Inc.[a,b]	1,377,474	76,022,790
ServiceNow Inc.[a,b]	184,054	10,308,864
SolarWinds Inc.[a]	153,448	5,804,938
Solera Holdings Inc.	160,730	11,373,255
Splunk Inc.[a]	239,802	16,467,203
Symantec Corp.	1,184,176	27,922,870
Tableau Software Inc. Class Aa,b	22,073	1,521,492
TIBCO Software Inc.[a]	382,200	8,591,856
VMware Inc. Class Aa,b	199,511	17,898,132
Workday Inc. Class Aa,b	86,723	7,211,885

		1,475,255,300
SPECIALTY RETAIL — 4.21%
Aaron’s Inc.	26,809	788,185
Abercrombie & Fitch Co. Class A	21,457	706,150
Advance Auto Parts Inc.	170,353	18,854,670
American Eagle Outfitters Inc.	290,716	4,186,310
Ascena Retail Group Inc.[a]	43,044	910,811

Security	Shares	Value

AutoNation Inc.[a]	119,115	$5,918,824
AutoZone Inc.[a,b]	82,828	39,586,814
Bed Bath & Beyond Inc.[a]	510,394	40,984,638
Best Buy Co. Inc.	170,795	6,811,305
Cabela’s Inc.[a,b]	111,362	7,423,391
CarMax Inc.[a]	524,338	24,654,373
Chico’s FAS Inc.	355,742	6,702,179
Dick’s Sporting Goods Inc.	230,524	13,393,445
DSW Inc. Class A	151,995	6,494,746
Foot Locker Inc.	41,523	1,720,713
Gap Inc. (The)	651,899	25,476,213
GNC Holdings Inc. Class A	229,497	13,414,100
Home Depot Inc. (The)	3,410,888	280,852,518
L Brands Inc.	560,440	34,663,214
Lowe’s Companies Inc.	2,541,634	125,937,965
O’Reilly Automotive Inc.[a]	257,945	33,200,101
PetSmart Inc.	241,244	17,550,501
Ross Stores Inc.	513,235	38,456,699
Sally Beauty Holdings Inc.[a]	396,213	11,977,519
Signet Jewelers Ltd.	16,471	1,296,268
Tiffany & Co.	260,571	24,175,777
TJX Companies Inc. (The)	1,680,633	107,106,741
Tractor Supply Co.	325,909	25,284,020
Ulta Salon, Cosmetics & Fragrance Inc.[a]	148,593	14,342,196
Urban Outfitters Inc.[a]	250,853	9,306,646
Williams-Sonoma Inc.	227,956	13,285,276

		955,462,308
TEXTILES, APPAREL & LUXURY GOODS — 1.60%
Carter’s Inc.	127,035	9,119,843
Coach Inc.	656,102	36,827,005
Deckers Outdoor Corp.[a,b]	35,469	2,995,712
Fossil Group Inc.[a]	112,941	13,546,144
Hanesbrands Inc.	229,876	16,153,386
Michael Kors Holdings Ltd.[a,b]	470,495	38,199,489
Nike Inc. Class B	1,653,875	130,060,730
PVH Corp.	167,668	22,806,201
Ralph Lauren Corp.	140,086	24,734,985
Under Armour Inc. Class Aa,b	195,392	17,057,722
VF Corp.	819,914	51,113,439

		362,614,656
THRIFTS & MORTGAGE FINANCE — 0.07%
Nationstar Mortgage Holdings Inc.[a,b]	50,231	1,856,538
Ocwen Financial Corp.[a]	241,948	13,416,016

		15,272,554
TOBACCO — 2.58%
Altria Group Inc.	4,690,140	180,054,475
Lorillard Inc.	882,039	44,701,736
Philip Morris International Inc.	3,818,840	332,735,529
Reynolds American Inc.	557,097	27,849,279

		585,341,019
TRADING COMPANIES & DISTRIBUTORS — 0.44%
Fastenal Co.	692,694	32,909,892
HD Supply Holdings Inc.[a,b]	91,241	2,190,696
MRC Global Inc.[a]	83,471	2,692,774
MSC Industrial Direct Co. Inc. Class A	110,083	8,902,412

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2013

Security	Shares	Value

United Rentals Inc.[a,b]	220,041	$17,152,196
W.W. Grainger Inc.	137,694	35,169,802

		99,017,772
WATER UTILITIES —0.04%
Aqua America Inc.	359,029	8,469,494

		8,469,494
WIRELESS TELECOMMUNICATION SERVICES — 0.39%
Crown Castle International Corp.[a]	780,047	57,278,851
SBA Communications Corp. Class Aa	297,802	26,754,532
Sprint Corp.[a,b]	362,044	3,891,973

		87,925,356

TOTAL COMMON STOCKS (Cost: $16,436,980,178)		22,635,361,723

SHORT-TERM INVESTMENTS — 4.55%

MONEY MARKET FUNDS — 4.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	956,313,038	956,313,038
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	56,014,252	56,014,252
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	17,946,814	17,946,814

		1,030,274,104

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,030,274,104)		1,030,274,104

TOTAL INVESTMENTS IN SECURITIES — 104.38% (Cost: $17,467,254,282)		23,665,635,827
Other Assets, Less Liabilities — (4.38)%		(992,564,564)

NET ASSETS — 100.00%		$22,673,071,263

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

171

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 1.35%
Alliant Techsystems Inc.	71,573	$8,709,003
B/E Aerospace Inc.[a]	14,033	1,221,292
Exelis Inc.	418,592	7,978,364
General Dynamics Corp.	663,750	63,421,313
L-3 Communications Holdings Inc.	200,014	21,373,496
Northrop Grumman Corp.	493,327	56,540,207
Raytheon Co.	721,379	65,429,075
Rockwell Collins Inc.	32,843	2,427,755
Spirit AeroSystems Holdings Inc. Class Aa	231,243	7,880,761
Textron Inc.	617,519	22,699,998
Triumph Group Inc.	91,514	6,961,470
United Technologies Corp.	128,723	14,648,677

		279,291,411
AIR FREIGHT & LOGISTICS — 0.49%
FedEx Corp.	704,156	101,236,508

		101,236,508
AIRLINES — 0.29%
Alaska Air Group Inc.	12,080	886,309
American Airlines Group Inc.[a,b]	184,219	4,651,530
Delta Air Lines Inc.	1,031,594	28,337,887
Southwest Airlines Co.	1,428,664	26,916,030

		60,791,756
AUTO COMPONENTS — 0.56%
Allison Transmission Holdings Inc.	65,720	1,814,529
Gentex Corp.	135,797	4,479,943
Johnson Controls Inc.	1,522,231	78,090,450
Lear Corp.	158,989	12,873,340
TRW Automotive Holdings Corp.[a,b]	239,170	17,791,856

		115,050,118
AUTOMOBILES — 0.78%
Ford Motor Co.	5,567,486	85,906,309
General Motors Co.[a]	1,850,518	75,630,671

		161,536,980
BEVERAGES — 0.21%
Beam Inc.	357,566	24,335,942
Constellation Brands Inc. Class Aa	20,241	1,424,561
Molson Coors Brewing Co. Class B NVS	310,524	17,435,923

		43,196,426
BUILDING PRODUCTS — 0.10%
A.O. Smith Corp.	98,397	5,307,534
Allegion PLC[a]	63,797	2,819,190
Fortune Brands Home & Security Inc.	44,413	2,029,674
Owens Corning[a,b]	264,471	10,769,259

		20,925,657

Security	Shares	Value

CAPITAL MARKETS — 3.61%
American Capital Ltd.[a]	630,670	$9,863,679
Ameriprise Financial Inc.	305,001	35,090,365
Ares Capital Corp.	659,495	11,719,226
Artisan Partners Asset Management Inc.	16,492	1,075,114
Bank of New York Mellon Corp. (The)	2,579,236	90,118,506
BlackRock Inc.[c]	187,745	59,415,660
Charles Schwab Corp. (The)	2,108,028	54,808,728
E*TRADE Financial Corp.[a]	638,213	12,534,503
Federated Investors Inc. Class B	54,250	1,562,400
Goldman Sachs Group Inc. (The)	1,018,891	180,608,619
Invesco Ltd.	988,161	35,969,060
Legg Mason Inc.[b]	247,261	10,750,908
LPL Financial Holdings Inc.	27,072	1,273,196
Morgan Stanley	3,383,837	106,117,128
Northern Trust Corp.	531,679	32,905,613
Raymond James Financial Inc.	270,977	14,142,290
SEI Investments Co.	17,328	601,802
State Street Corp.	1,013,508	74,381,352
TD Ameritrade Holding Corp.	517,571	15,858,376

		748,796,525
CHEMICALS — 1.36%
Air Products and Chemicals Inc.	462,972	51,751,010
Albemarle Corp.	111,881	7,092,137
Ashland Inc.	175,634	17,043,523
Cabot Corp.	141,963	7,296,898
CF Industries Holdings Inc.	131,761	30,705,584
Cytec Industries Inc.	81,113	7,556,487
Dow Chemical Co. (The)	2,335,858	103,712,095
Huntsman Corp.	427,847	10,525,036
Kronos Worldwide Inc.	46,361	883,177
Mosaic Co. (The)	666,861	31,522,520
PPG Industries Inc.	28,502	5,405,689
Rockwood Holdings Inc.	44,766	3,219,571
RPM International Inc.	18,831	781,675
Sigma-Aldrich Corp.	14,940	1,404,509
W.R. Grace & Co.[a]	21,800	2,155,366
Westlake Chemical Corp.	6,244	762,205

		281,817,482
COMMERCIAL BANKS — 5.79%
Associated Banc-Corp	373,192	6,493,541
Bank of Hawaii Corp.	99,817	5,903,177
BankUnited Inc.	143,288	4,717,041
BB&T Corp.	1,559,354	58,195,091
BOK Financial Corp.	59,478	3,944,581
CapitalSource Inc.	436,195	6,268,122
CIT Group Inc.	447,276	23,316,498
City National Corp.	103,939	8,234,048
Comerica Inc.	414,817	19,720,400
Commerce Bancshares Inc.	179,747	8,072,438
Cullen/Frost Bankers Inc.[b]	115,742	8,614,677
East West Bancorp Inc.	303,012	10,596,330
Fifth Third Bancorp	1,943,747	40,876,999
First Citizens BancShares Inc. Class A	16,842	3,749,534
First Horizon National Corp.	536,737	6,252,986

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2013

Security	Shares	Value

First Niagara Financial Group Inc.	787,552	$8,363,802
First Republic Bank	258,739	13,544,987
Fulton Financial Corp.	434,252	5,680,016
Huntington Bancshares Inc.	1,864,167	17,989,212
KeyCorp	2,045,747	27,453,925
M&T Bank Corp.	286,705	33,378,196
PNC Financial Services Group Inc. (The)[c]	1,176,506	91,273,335
Popular Inc.[a]	229,712	6,599,626
Regions Financial Corp.	3,141,066	31,065,143
Signature Bank[a,b]	95,007	10,205,652
SunTrust Banks Inc.	1,200,432	44,187,902
SVB Financial Group[a,b]	100,329	10,520,499
Synovus Financial Corp.	2,175,209	7,830,752
TCF Financial Corp.	364,218	5,918,543
U.S. Bancorp	4,110,283	166,055,433
Valley National Bancorp[b]	445,667	4,510,150
Wells Fargo & Co.	10,728,640	487,080,256
Zions Bancorp	410,666	12,303,553

		1,198,916,445
COMMERCIAL SERVICES & SUPPLIES — 0.53%
ADT Corp. (The)	447,969	18,129,305
Cintas Corp.	164,776	9,819,002
Covanta Holding Corp.	236,015	4,189,266
Iron Mountain Inc.	37,955	1,151,934
KAR Auction Services Inc.	105,743	3,124,706
Pitney Bowes Inc.	253,775	5,912,958
R.R. Donnelley & Sons Co.	184,956	3,750,908
Republic Services Inc.	600,935	19,951,042
Waste Connections Inc.	15,314	668,150
Waste Management Inc.	954,851	42,844,164

		109,541,435
COMMUNICATIONS EQUIPMENT — 1.56%
Brocade Communications Systems Inc.[a]	987,375	8,758,016
Cisco Systems Inc.	11,876,136	266,619,253
CommScope Holding Co. Inc.[a]	39,601	749,251
EchoStar Corp. Class Aa	90,171	4,483,302
Harris Corp.	201,184	14,044,655
JDS Uniphase Corp.[a,b]	121,152	1,572,553
Juniper Networks Inc.[a]	916,997	20,696,622
Motorola Solutions Inc.	29,140	1,966,950
Polycom Inc.[a,b]	383,837	4,310,490
Riverbed Technology Inc.[a,b]	20,057	362,631

		323,563,723
COMPUTERS & PERIPHERALS — 2.59%
Apple Inc.	506,862	284,405,337
Diebold Inc.	141,615	4,674,711
EMC Corp.	2,334,327	58,708,324
Hewlett-Packard Co.	4,320,037	120,874,635
Lexmark International Inc. Class Ab	140,226	4,980,828
SanDisk Corp.	274,118	19,336,284
Stratasys Ltd.[a,b]	35,263	4,749,926
Western Digital Corp.	469,499	39,390,966

		537,121,011

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.32%
AECOM Technology Corp.[a]	207,331	$6,101,751
Fluor Corp.	145,318	11,667,582
Jacobs Engineering Group Inc.[a,b]	290,703	18,311,382
KBR Inc.	328,888	10,488,238
Quanta Services Inc.[a,b]	367,369	11,594,166
URS Corp.	168,827	8,946,143

		67,109,262
CONSTRUCTION MATERIALS — 0.08%
Vulcan Materials Co.	288,826	17,162,041

		17,162,041
CONSUMER FINANCE — 0.90%
Capital One Financial Corp.	1,298,146	99,450,965
Discover Financial Services	1,089,860	60,977,667
SLM Corp.	987,282	25,945,771

		186,374,403
CONTAINERS & PACKAGING — 0.27%
AptarGroup Inc.	44,361	3,008,119
Avery Dennison Corp.	151,288	7,593,145
Bemis Co. Inc.	128,412	5,259,756
Crown Holdings Inc.[a]	47,086	2,098,623
Greif Inc. Class A	56,212	2,945,509
MeadWestvaco Corp.	393,308	14,524,864
Owens-Illinois Inc.[a]	150,758	5,394,121
Rock-Tenn Co. Class A	44,797	4,704,133
Sonoco Products Co.	225,212	9,395,845

		54,924,115
DISTRIBUTORS — 0.01%
Genuine Parts Co.	18,924	1,574,288

		1,574,288
DIVERSIFIED CONSUMER SERVICES — 0.10%
Apollo Education Group Inc. Class Aa,b	216,861	5,924,642
DeVry Education Group Inc.	139,952	4,968,296
Graham Holdings Co. Class B	9,681	6,421,601
Service Corp. International	103,087	1,868,967
Weight Watchers International Inc.[b]	27,262	897,738

		20,081,244
DIVERSIFIED FINANCIAL SERVICES — 8.84%
Bank of America Corp.	23,955,964	372,994,360
Berkshire Hathaway Inc. Class Ba	3,999,151	474,139,343
Citigroup Inc.	6,761,849	352,359,951
CME Group Inc.	704,255	55,255,847
ING U.S. Inc.	166,825	5,863,899
Interactive Brokers Group Inc. Class A	103,094	2,509,308
IntercontinentalExchange Group Inc.	92,094	20,713,782
J.P. Morgan Chase & Co.	8,399,114	491,180,187
Leucadia National Corp.	568,756	16,118,545
McGraw Hill Financial Inc.	321,642	25,152,404
MSCI Inc. Class Aa	156,002	6,820,407
NASDAQ OMX Group Inc. (The)	247,892	9,866,102

		1,832,974,135

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2013

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.33%
AT&T Inc.	11,955,333	$420,349,508
CenturyLink Inc.	1,353,496	43,108,848
Frontier Communications Corp.[b]	2,219,969	10,322,856
Intelsat SAa,b	46,820	1,055,323
Level 3 Communications Inc.[a,b]	240,192	7,967,169
Windstream Holdings Inc.	72,476	578,358

		483,382,062
ELECTRIC UTILITIES — 3.01%
American Electric Power Co. Inc.	1,080,135	50,485,510
Duke Energy Corp.	1,568,311	108,229,142
Edison International	724,069	33,524,395
Entergy Corp.	396,004	25,055,173
Exelon Corp.	1,901,946	52,094,301
FirstEnergy Corp.	929,436	30,652,799
Great Plains Energy Inc.	342,089	8,292,237
Hawaiian Electric Industries Inc.[b]	219,031	5,707,948
NextEra Energy Inc.	943,650	80,795,313
Northeast Utilities	699,210	29,639,512
OGE Energy Corp.	441,877	14,979,630
Pepco Holdings Inc.	552,883	10,576,652
Pinnacle West Capital Corp.	244,376	12,932,378
PPL Corp.	1,403,841	42,241,576
Southern Co. (The)	1,934,224	79,515,948
Westar Energy Inc.	283,876	9,132,291
Xcel Energy Inc.	1,105,052	30,875,153

		624,729,958
ELECTRICAL EQUIPMENT — 0.59%
Babcock & Wilcox Co. (The)	77,446	2,647,879
Eaton Corp. PLC	1,051,345	80,028,381
Emerson Electric Co.	402,594	28,254,047
Hubbell Inc. Class B	36,287	3,951,654
Regal Beloit Corp.	100,130	7,381,584

		122,263,545
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.56%
Arrow Electronics Inc.[a,b]	232,864	12,632,872
Avnet Inc.	304,619	13,436,744
AVX Corp.	105,201	1,465,450
CDW Corp	38,368	896,276
Corning Inc.	3,278,061	58,415,047
Dolby Laboratories Inc. Class Aa,b	60,319	2,325,901
FLIR Systems Inc.	95,688	2,880,209
Ingram Micro Inc. Class Aa	338,947	7,951,696
Jabil Circuit Inc.	450,828	7,862,440
Tech Data Corp.[a]	84,818	4,376,609
Vishay Intertechnology Inc.[a,b]	292,464	3,878,073

		116,121,317
ENERGY EQUIPMENT & SERVICES — 1.16%
Atwood Oceanics Inc.[a,b]	103,838	5,543,911
Baker Hughes Inc.	920,013	50,839,918
Cameron International Corp.[a]	203,994	12,143,763
Diamond Offshore Drilling Inc.	153,154	8,717,526
Frank’s International NV	42,591	1,149,957
Helmerich & Payne Inc.	210,839	17,727,343

Security	Shares	Value

McDermott International Inc.[a,b]	526,063	$4,818,737
Nabors Industries Ltd.[b]	655,541	11,137,642
National Oilwell Varco Inc.	949,527	75,515,882
Oil States International Inc.[a,b]	122,166	12,426,726
Patterson-UTI Energy Inc.	326,800	8,274,576
Rowan Companies PLC Class Aa,b	276,373	9,772,549
RPC Inc.	27,582	492,339
Superior Energy Services Inc.a	352,858	9,389,551
Tidewater Inc.	110,125	6,527,109
Unit Corp.[a,b]	109,904	5,673,244

		240,150,773
FOOD & STAPLES RETAILING — 1.66%
CVS Caremark Corp.	2,407,953	172,337,196
Safeway Inc.	493,859	16,084,988
Sprouts Farmers Market Inc.[a,b]	13,373	513,924
Sysco Corp.	862,592	31,139,571
Wal-Mart Stores Inc.	1,205,971	94,897,858
Walgreen Co.	520,099	29,874,487

		344,848,024
FOOD PRODUCTS — 1.42%
Archer-Daniels-Midland Co.	1,353,242	58,730,703
Bunge Ltd.[b]	326,897	26,841,513
Campbell Soup Co.	133,061	5,758,880
ConAgra Foods Inc.	69,579	2,344,812
Dean Foods Co.[a,b]	207,464	3,566,306
Ingredion Inc.	151,296	10,357,724
J.M. Smucker Co. (The)	207,152	21,465,090
Kellogg Co.	45,057	2,751,631
Mondelez International Inc. Class A	3,965,434	139,979,820
Pinnacle Foods Inc.	31,527	865,732
Tyson Foods Inc. Class Ab	622,448	20,827,110

		293,489,321
GAS UTILITIES — 0.26%
AGL Resources Inc.	262,680	12,406,376
Atmos Energy Corp.	201,502	9,152,221
National Fuel Gas Co.	163,681	11,686,823
ONEOK Inc.	27,482	1,708,831
Questar Corp.	339,245	7,799,243
UGI Corp.	251,895	10,443,567

		53,197,061
HEALTH CARE EQUIPMENT & SUPPLIES — 2.43%
Abbott Laboratories	3,464,133	132,780,218
Alere Inc.[a,b]	180,855	6,546,951
Boston Scientific Corp.[a]	2,998,154	36,037,811
CareFusion Corp.a	488,527	19,453,145
Cooper Companies Inc. (The)	27,800	3,442,752
Covidien PLC	1,045,517	71,199,708
DENTSPLY International Inc.	229,833	11,142,304
Hill-Rom Holdings Inc.	132,945	5,495,946
Hologic Inc.[a,b]	423,611	9,467,706
Medtronic Inc.	2,257,803	129,575,314
St. Jude Medical Inc.	229,251	14,202,099
Stryker Corp.	308,318	23,167,014
Teleflex Inc.	91,501	8,588,284
Zimmer Holdings Inc.	353,214	32,916,013

		$504,015,265

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2013

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.53%
Aetna Inc.	616,990	$42,319,344
Cardinal Health Inc.	759,631	50,750,947
Cigna Corp.	597,295	52,251,367
Community Health Systems Inc.[a]	193,376	7,593,875
Envision Healthcare Holdings Inc.[a,b]	38,103	1,353,419
Express Scripts Holding Co.[a]	228,944	16,081,027
HCA Holdings Inc.[a]	551,307	26,302,857
Health Net Inc.[a,b]	176,530	5,237,645
Humana Inc.	350,024	36,129,477
LifePoint Hospitals Inc.[a,b]	105,449	5,571,925
MEDNAX Inc.[a,b]	78,676	4,199,725
Omnicare Inc.	233,210	14,076,556
Patterson Companies Inc.	20,470	843,364
Premier Inc.[a,b]	25,499	937,343
Quest Diagnostics Inc.[b]	301,408	16,137,384
UnitedHealth Group Inc.	2,266,664	170,679,799
Universal Health Services Inc. Class B	66,008	5,363,810
VCA Antech Inc.[a,b]	198,066	6,211,350
WellPoint Inc.	667,489	61,669,309

		523,710,523
HEALTH CARE TECHNOLOGY — 0.03%
Allscripts Healthcare Solutions Inc.[a,b]	395,701	6,117,537
Veeva Systems Inc.[a,b]	11,815	379,262

		6,496,799
HOTELS, RESTAURANTS & LEISURE — 0.57%
Carnival Corp.	928,354	37,291,980
Choice Hotels International Inc.	58,305	2,863,359
Darden Restaurants Inc.	100,253	5,450,756
Hyatt Hotels Corp. Class Aa,b	99,588	4,925,622
Marriott International Inc. Class A	60,650	2,993,684
MGM Resorts International[a,b]	826,187	19,431,918
Norwegian Cruise Line Holdings Ltd.[a]	3,809	135,105
Penn National Gaming Inc.[a,b]	150,265	2,153,297
Royal Caribbean Cruises Ltd.	363,029	17,214,835
Starwood Hotels & Resorts Worldwide Inc.	248,640	19,754,448
Wendy’s Co. (The)	633,184	5,521,365

		117,736,369
HOUSEHOLD DURABLES — 0.65%
D.R. Horton Inc.	628,409	14,026,089
Garmin Ltd.[b]	272,529	12,596,291
Harman International Industries Inc.	151,038	12,362,460
Leggett & Platt Inc.	317,912	9,836,197
Lennar Corp. Class A	368,321	14,570,779
Mohawk Industries Inc.[a]	134,789	20,070,082
Newell Rubbermaid Inc.	270,195	8,757,020
NVR Inc.[a,b]	1,687	1,730,879
Taylor Morrison Home Corp. Class Aa,b	8,485	190,488
Toll Brothers Inc.[a,b]	376,557	13,932,609
Whirlpool Corp.	163,626	25,666,374

		133,739,268

Security	Shares	Value

HOUSEHOLD PRODUCTS — 2.56%
Clorox Co. (The)	48,053	$4,457,396
Energizer Holdings Inc.	138,335	14,973,381
Kimberly-Clark Corp.	140,191	14,644,352
Procter & Gamble Co. (The)	6,090,486	495,826,465

		529,901,594
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.27%
AES Corp. (The)	1,379,880	20,022,059
Calpine Corp.[a,b]	777,899	15,176,809
NRG Energy Inc.	716,726	20,584,371

		55,783,239
INDUSTRIAL CONGLOMERATES — 3.71%
3M Co.	236,216	33,129,294
Carlisle Companies Inc.	134,216	10,656,750
Danaher Corp.	1,060,222	81,849,139
General Electric Co.	22,977,559	644,060,979

		769,696,162
INSURANCE — 5.64%
ACE Ltd.	755,950	78,263,503
Aflac Inc.	1,036,076	69,209,877
Alleghany Corp.[a]	37,229	14,890,111
Allied World Assurance Co. Holdings Ltd.	51,515	5,811,407
Allstate Corp. (The)	1,041,459	56,801,174
American Financial Group Inc.	149,402	8,623,483
American International Group Inc.	3,280,740	167,481,777
American National Insurance Co.	16,207	1,856,350
Aon PLC	157,523	13,214,604
Arch Capital Group Ltd.[a,b]	277,146	16,542,845
Aspen Insurance Holdings Ltd.	147,419	6,089,879
Assurant Inc.	162,345	10,774,838
Assured Guaranty Ltd.	375,065	8,847,783
Axis Capital Holdings Ltd.[b]	197,632	9,401,354
Brown & Brown Inc.	142,131	4,461,492
Chubb Corp. (The)	487,657	47,122,296
Cincinnati Financial Corp.	363,239	19,022,826
CNA Financial Corp.	58,664	2,516,099
Endurance Specialty Holdings Ltd.[b]	63,130	3,703,837
Everest Re Group Ltd.[b]	111,070	17,312,481
Fidelity National Financial Inc. Class A	554,081	17,979,928
Genworth Financial Inc. Class Aa	1,095,924	17,019,700
Hanover Insurance Group Inc. (The)	69,936	4,175,879
Hartford Financial Services Group Inc. (The)	1,013,142	36,706,135
HCC Insurance Holdings Inc.	223,423	10,308,737
Kemper Corp.	105,901	4,329,233
Lincoln National Corp.	596,624	30,797,731
Loews Corp.	627,901	30,289,944
Markel Corp.[a,b]	30,707	17,820,807
Marsh & McLennan Companies Inc.	406,775	19,671,639
MBIA Inc.[a,b]	315,334	3,765,088
Mercury General Corp.	53,355	2,652,277
MetLife Inc.	1,986,755	107,125,830
Old Republic International Corp.	577,531	9,973,960
PartnerRe Ltd.[b]	120,242	12,677,114
Principal Financial Group Inc.	652,088	32,154,459
ProAssurance Corp.	137,512	6,666,582
Progressive Corp. (The)	263,074	7,174,028

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2013

Security	Shares	Value

Protective Life Corp.	174,594	$8,844,932
Prudential Financial Inc.	635,189	58,577,130
Reinsurance Group of America Inc.	161,143	12,474,080
RenaissanceRe Holdings Ltd.[b]	98,971	9,633,837
StanCorp Financial Group Inc.	99,014	6,559,677
Torchmark Corp.	205,559	16,064,436
Travelers Companies Inc. (The)	610,653	55,288,523
Unum Group	593,244	20,811,000
Validus Holdings Ltd.	212,195	8,549,337
W.R. Berkley Corp.	241,287	10,469,443
White Mountains Insurance Group Ltd.[b]	13,726	8,277,876
XL Group PLC	648,707	20,654,831

		1,169,442,189
INTERNET & CATALOG RETAIL — 0.16%
Liberty Interactive Corp. Series Aa,b	1,081,837	31,751,916
zulily Inc.[a,b]	12,064	499,811

		32,251,727
INTERNET SOFTWARE & SERVICES — 0.44%
AOL Inc.[a]	172,310	8,033,092
Twitter Inc.[a]	45,315	2,884,300
Yahoo! Inc.[a]	1,987,556	80,376,765

		91,294,157
IT SERVICES — 0.47%
Amdocs Ltd.	357,778	14,754,765
Booz Allen Hamilton Holding Corp.	3,980	76,217
Computer Sciences Corp.	333,888	18,657,661
CoreLogic Inc.[a,b]	212,441	7,548,029
DST Systems Inc.	13,622	1,236,060
Fidelity National Information Services Inc.	586,917	31,505,705
Leidos Holdings Inc.	161,316	7,499,581
Lender Processing Services Inc.	30,402	1,136,427
Paychex Inc.	72,325	3,292,957
Science Applications International Corp.	93,379	3,088,043
Total System Services Inc.	81,358	2,707,594
VeriFone Systems Inc.[a,b]	241,756	6,483,896

		97,986,935
LEISURE EQUIPMENT & PRODUCTS — 0.01%
Hasbro Inc.	38,091	2,095,386

		2,095,386
LIFE SCIENCES TOOLS & SERVICES — 0.84%
Agilent Technologies Inc.	681,239	38,960,058
Bio-Rad Laboratories Inc. Class Aa	45,574	5,633,402
Charles River Laboratories International Inc.[a]	59,941	3,179,271
Life Technologies Corp.[a]	133,575	10,124,985
PerkinElmer Inc.	249,117	10,271,094
QIAGEN NVa,b	520,697	12,397,796
Quintiles Transnational Holdings Inc.[a,b]	33,446	1,549,888
TECHNE Corp.	43,853	4,151,563
Thermo Fisher Scientific Inc.	797,609	88,813,762

		175,081,819

Security	Shares	Value

MACHINERY — 2.19%
AGCO Corp.	216,299	$12,802,738
Caterpillar Inc.	1,197,018	108,701,205
Crane Co.	8,323	559,722
Cummins Inc.	75,957	10,707,658
Donaldson Co. Inc.	25,499	1,108,187
Dover Corp.	99,786	9,633,340
Harsco Corp.	167,103	4,683,897
IDEX Corp.	12,462	920,319
Illinois Tool Works Inc.	527,134	44,321,427
Ingersoll-Rand PLC	191,333	11,786,113
Joy Global Inc.[b]	236,188	13,814,636
Kennametal Inc.	175,216	9,123,497
Navistar International Corp.[a,b]	107,803	4,116,997
Oshkosh Corp.	195,713	9,860,021
PACCAR Inc.	684,680	40,512,516
Parker Hannifin Corp.	331,684	42,667,830
Pentair Ltd. Registered	454,036	35,264,976
Snap-on Inc.	114,889	12,582,643
SPX Corp.	104,159	10,375,278
Stanley Black & Decker Inc.	328,179	26,480,763
Terex Corp.[b]	247,395	10,388,116
Timken Co. (The)	192,063	10,576,909
Trinity Industries Inc.	176,225	9,607,787
Xylem Inc.	386,719	13,380,477

		453,977,052
MARINE — 0.02%
Kirby Corp.[a,b]	51,681	5,129,339

		5,129,339
MEDIA — 2.82%
CBS Corp. Class B NVS	114,673	7,309,257
Comcast Corp. Class A	443,202	23,030,992
DreamWorks Animation SKG Inc. Class Aa,b	164,148	5,827,254
Gannett Co. Inc.	508,729	15,048,204
Interpublic Group of Companies Inc. (The)	519,487	9,194,920
John Wiley & Sons Inc. Class A	101,210	5,586,792
Liberty Global PLC Series Aa,b	130,611	11,623,073
Liberty Media Corp.[a]	212,698	31,149,622
News Corp. Class A NVS[a]	291,380	5,250,668
Regal Entertainment Group Class A	142,490	2,771,430
Sirius XM Holdings Inc.[a]	3,619,262	12,631,224
Starz Series Aa,b	26,008	760,474
Thomson Reuters Corp.	829,688	31,378,800
Time Warner Inc.	2,071,488	144,424,143
Twenty-First Century Fox Inc. Class A	1,161,505	40,861,746
Walt Disney Co. (The)	3,113,589	237,878,200

		584,726,799
METALS & MINING — 1.15%
Alcoa Inc.	2,376,674	25,264,045
Allegheny Technologies Inc.	240,256	8,560,321
Carpenter Technology Corp.	102,919	6,401,562
Cliffs Natural Resources Inc.[b]	340,591	8,926,890
Freeport-McMoRan Copper & Gold Inc.	2,298,508	86,745,692
Newmont Mining Corp.	1,094,133	25,197,883
Nucor Corp.	706,223	37,698,184
Reliance Steel & Aluminum Co.	170,460	12,927,686

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2013

Security	Shares	Value

Royal Gold Inc.	106,551	$4,908,805
Steel Dynamics Inc.	490,341	9,581,263
Tahoe Resources Inc.[a]	164,919	2,744,252
United States Steel Corp.[b]	321,045	9,470,827

		238,427,410
MULTI-UTILITIES — 2.10%
Alliant Energy Corp.	246,544	12,721,670
Ameren Corp.	539,257	19,499,533
CenterPoint Energy Inc.	952,391	22,076,423
CMS Energy Corp.	593,041	15,875,708
Consolidated Edison Inc.	650,913	35,982,471
Dominion Resources Inc.	1,283,737	83,044,947
DTE Energy Co.	386,592	25,665,843
Integrys Energy Group Inc.	176,047	9,578,717
MDU Resources Group Inc.	419,711	12,822,171
NiSource Inc.	693,488	22,801,885
PG&E Corp.	982,654	39,581,303
Public Service Enterprise Group Inc.	1,124,440	36,027,058
SCANA Corp.	310,050	14,550,646
Sempra Energy	541,301	48,587,178
TECO Energy Inc.	484,127	8,346,349
Vectren Corp.	183,113	6,500,512
Wisconsin Energy Corp.[b]	508,331	21,014,404

		434,676,818
MULTILINE RETAIL — 0.35%
Big Lots Inc.[a,b]	95,258	3,075,881
Dillard’s Inc. Class A	19,583	1,903,664
J.C. Penney Co. Inc.[a,b]	527,353	4,825,280
Kohl’s Corp.[b]	493,399	28,000,393
Macy’s Inc.	192,136	10,260,062
Sears Holdings Corp.[a,b]	96,433	4,729,074
Target Corp.	308,055	19,490,640

		72,284,994
OFFICE ELECTRONICS — 0.19%
Xerox Corp.	2,728,852	33,210,129
Zebra Technologies Corp. Class Aa,b	103,163	5,579,055

		38,789,184
OIL, GAS & CONSUMABLE FUELS — 13.83%
Anadarko Petroleum Corp.	1,053,106	83,532,368
Antero Resources Corp.[a,b]	45,687	2,898,383
Apache Corp.	870,803	74,836,810
Chesapeake Energy Corp.	1,287,611	34,945,763
Chevron Corp.	4,307,700	538,074,807
Cimarex Energy Co.	192,132	20,156,568
Cobalt International Energy Inc.[a]	50,908	837,437
ConocoPhillips	2,716,997	191,955,838
CONSOL Energy Inc.	508,129	19,329,227
Denbury Resources Inc.[a]	829,346	13,626,155
Devon Energy Corp.	902,247	55,822,022
Energen Corp.	160,534	11,357,781
EOG Resources Inc.	38,770	6,507,157
EQT Corp.	28,390	2,548,854
Exxon Mobil Corp.	9,880,610	999,917,732
Golar LNG Ltd.[b]	97,325	3,531,924
Gulfport Energy Corp.[a]	35,109	2,217,133

Security	Shares	Value

Hess Corp.	681,855	$56,593,965
HollyFrontier Corp.	451,396	22,429,867
Kinder Morgan Inc.	123,766	4,455,576
Laredo Petroleum Inc.[a,b]	9,625	266,516
Marathon Oil Corp.	1,575,192	55,604,278
Marathon Petroleum Corp.	668,965	61,364,159
Murphy Oil Corp.	424,422	27,536,499
Newfield Exploration Co.[a]	301,310	7,421,265
Noble Energy Inc.	695,768	47,388,759
Occidental Petroleum Corp.	1,790,306	170,258,101
PBF Energy Inc.	51,437	1,618,208
Peabody Energy Corp.	599,891	11,715,871
Phillips 66	1,376,076	106,136,742
Pioneer Natural Resources Co.	79,476	14,629,147
QEP Resources Inc.	358,524	10,988,761
SandRidge Energy Inc.[a,b]	1,102,988	6,695,137
Spectra Energy Corp.	1,487,153	52,972,390
Teekay Corp.	84,399	4,051,996
Tesoro Corp.	301,848	17,658,108
Ultra Petroleum Corp.[a,b]	340,232	7,366,023
Valero Energy Corp.	1,211,955	61,082,532
Whiting Petroleum Corp.[a]	240,807	14,898,729
Williams Companies Inc. (The)	684,271	26,392,332
World Fuel Services Corp.	131,078	5,657,327
WPX Energy Inc.[a,b]	445,485	9,078,984

		2,866,357,231
PAPER & FOREST PRODUCTS — 0.07%
Domtar Corp.	73,497	6,933,707
International Paper Co.	138,508	6,791,047

		13,724,754
PERSONAL PRODUCTS — 0.00%
Coty Inc. Class A	42,910	654,378

		654,378
PHARMACEUTICALS — 7.05%
Bristol-Myers Squibb Co.	507,407	26,968,682
Eli Lilly and Co.	1,720,410	87,740,910
Forest Laboratories Inc.[a]	592,636	35,575,939
Hospira Inc.[a,b]	367,824	15,183,775
Johnson & Johnson	5,436,650	497,942,773
Mallinckrodt PLC[a]	129,941	6,790,717
Merck & Co. Inc.	6,710,136	335,842,307
Pfizer Inc.	14,862,172	455,228,328

		1,461,273,431
PROFESSIONAL SERVICES — 0.26%
Dun & Bradstreet Corp. (The)	6,514	799,594
Manpowergroup Inc.	171,433	14,719,237
Nielsen Holdings NV	415,546	19,069,406
Towers Watson & Co. Class A	144,884	18,488,647

		53,076,884
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.73%
Alexandria Real Estate Equities Inc.	158,856	10,106,419
American Campus Communities Inc.	233,133	7,509,214
American Capital Agency Corp.	881,128	16,996,959

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2013

Security	Shares	Value

American Homes 4 Rent	91,228	$1,477,894
Annaly Capital Management Inc.	2,105,503	20,991,865
Apartment Investment and Management Co. Class A	146,379	3,792,680
AvalonBay Communities Inc.	287,529	33,994,554
BioMed Realty Trust Inc.[b]	414,524	7,511,175
Boston Properties Inc.	305,194	30,632,322
Brandywine Realty Trust[b]	348,333	4,908,012
BRE Properties Inc. Class A	171,485	9,381,944
Brixmor Property Group Inc.	85,199	1,732,096
Camden Property Trust	188,717	10,734,223
CBL & Associates Properties Inc.	244,162	4,385,150
Chimera Investment Corp.	2,286,362	7,087,722
CommonWealth REIT	263,254	6,136,451
Corporate Office Properties Trust[b]	190,794	4,519,910
Corrections Corp. of America	94,956	3,045,239
DDR Corp.[b]	659,909	10,142,801
Digital Realty Trust Inc.[b]	61,157	3,004,032
Douglas Emmett Inc.[b]	316,112	7,362,248
Duke Realty Corp.[b]	715,558	10,761,992
Equity Lifestyle Properties, Inc.	51,396	1,862,077
Equity Residential	800,385	41,515,970
Essex Property Trust Inc.	84,421	12,115,258
Extra Space Storage Inc.	227,228	9,573,116
Federal Realty Investment Trust	49,751	5,045,249
Gaming and Leisure Properties Inc.[a]	171,698	8,723,975
General Growth Properties Inc.	1,245,211	24,991,385
Hatteras Financial Corp.	216,972	3,545,322
HCP Inc.	1,010,025	36,684,108
Health Care REIT Inc.	632,375	33,876,329
Healthcare Trust of America Inc. Class A	247,879	2,439,129
Home Properties Inc.	126,192	6,766,415
Hospitality Properties Trust[b]	333,877	9,024,695
Host Hotels & Resorts Inc.	1,655,057	32,174,308
Kilroy Realty Corp.[b]	180,530	9,058,995
Kimco Realty Corp.	908,465	17,942,184
Liberty Property Trust	288,016	9,755,102
Macerich Co. (The)	305,596	17,996,548
Mack-Cali Realty Corp.[b]	195,577	4,200,994
MFA Financial Inc.[b]	808,449	5,707,650
Mid-America Apartment Communities Inc.[b]	165,208	10,034,734
National Retail Properties Inc.[b]	262,762	7,969,571
Piedmont Office Realty Trust Inc. Class A	373,074	6,163,182
Post Properties Inc.	121,507	5,495,762
Prologis Inc.	1,107,216	40,911,631
Public Storage	21,673	3,262,220
Realty Income Corp.[b]	423,490	15,808,882
Regency Centers Corp.	118,434	5,483,494
Retail Properties of America Inc. Class A	298,026	3,790,891
Senior Housing Properties Trust	387,829	8,621,439
Simon Property Group Inc.	174,331	26,526,205
SL Green Realty Corp.[b]	197,735	18,266,759
Spirit Realty Capital Inc.	661,927	6,506,742
Starwood Property Trust Inc.	433,085	11,996,454
Taubman Centers Inc.[b]	115,386	7,375,473
Two Harbors Investment Corp.	812,740	7,542,227
UDR Inc.[b]	555,165	12,963,103
Ventas Inc.	358,188	20,517,009
Vornado Realty Trust	334,847	29,731,065
Weingarten Realty Investors[b]	271,092	7,433,343
WP Carey Inc.	127,753	7,837,647

		773,451,544

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
Forest City Enterprises Inc. Class Aa,b	351,353	$6,710,842
Howard Hughes Corp. (The)[a]	87,890	10,555,589
Jones Lang LaSalle Inc.	98,077	10,042,104
Realogy Holdings Corp.[a,b]	28,920	1,430,672
St. Joe Co. (The)[a,b]	113,872	2,185,204

		30,924,411
ROAD & RAIL — 0.50%
AMERCO[a]	7,413	1,763,108
Con-way Inc.	79,470	3,155,754
CSX Corp.	1,137,860	32,736,232
Genesee & Wyoming Inc. Class Aa,b	54,090	5,195,345
Norfolk Southern Corp.	573,480	53,236,148
Ryder System Inc.	115,496	8,521,295

		104,607,882
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.41%
Altera Corp.	466,064	15,161,062
Analog Devices Inc.	389,022	19,812,890
Applied Materials Inc.	905,105	16,011,307
Avago Technologies Ltd.	45,936	2,429,555
Broadcom Corp. Class A	714,469	21,184,006
Fairchild Semiconductor International Inc.[a,b]	284,886	3,803,228
First Solar Inc.[a,b]	150,694	8,233,920
Freescale Semiconductor Ltd.[a,b]	69,219	1,110,965
Intel Corp.	10,328,485	268,127,471
KLA-Tencor Corp.	368,673	23,764,662
Lam Research Corp.[a,b]	277,030	15,084,284
LSI Corp.	1,080,873	11,911,220
Marvell Technology Group Ltd.	876,988	12,611,087
Micron Technology Inc.[a,b]	2,289,196	49,812,905
NVIDIA Corp.	1,284,413	20,576,296
ON Semiconductor Corp.[a]	50,097	412,799
Silicon Laboratories Inc.[a,b]	12,579	544,797
Skyworks Solutions Inc.[a]	71,850	2,052,036
Teradyne Inc.[a,b]	424,132	7,473,206

		500,117,696
SOFTWARE — 0.68%
Activision Blizzard Inc.	592,328	10,561,208
Adobe Systems Inc.[a]	680,435	40,744,448
Autodesk Inc.[a]	102,807	5,174,276
CA Inc.	728,782	24,523,514
Compuware Corp.	474,899	5,323,618
Electronic Arts Inc.[a]	156,158	3,582,264
FireEye Inc.[a]	9,821	428,294
MICROS Systems Inc.[a,b]	148,961	8,545,893
Nuance Communications Inc.[a,b]	581,392	8,837,158
Rovi Corp.[a,b]	203,185	4,000,713
Symantec Corp.	421,632	9,942,083
Synopsys Inc.[a]	341,764	13,865,365
Zynga Inc. Class Aa,b	1,297,835	4,931,773

		140,460,607
SPECIALTY RETAIL — 0.53%
Aaron’s Inc.	143,262	4,211,903
Abercrombie & Fitch Co. Class Ab	153,855	5,063,368

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2013

Security	Shares	Value

American Eagle Outfitters Inc.	152,658	$2,198,275
Ascena Retail Group Inc.[a,b]	243,063	5,143,213
Best Buy Co. Inc.	444,831	17,739,860
Chico’s FAS Inc.	23,068	434,601
CST Brands Inc.	134,144	4,925,768
DSW Inc. Class A	14,161	605,100
Foot Locker Inc.	294,318	12,196,538
GameStop Corp. Class Ab	264,178	13,013,408
Guess? Inc.	132,048	4,102,731
Murphy USA Inc.[a,b]	106,187	4,413,132
Signet Jewelers Ltd.[b]	164,127	12,916,795
Staples Inc.	1,475,516	23,445,949

		110,410,641
TEXTILES, APPAREL & LUXURY GOODS — 0.03%
Deckers Outdoor Corp.[a,b]	43,035	3,634,736
PVH Corp.	20,599	2,801,876

		6,436,612
THRIFTS & MORTGAGE FINANCE — 0.22%
Hudson City Bancorp Inc.	1,174,555	11,076,054
New York Community Bancorp Inc.	979,838	16,510,270
People’s United Financial Inc.	685,754	10,368,601
TFS Financial Corp.[a]	175,342	2,124,268
Washington Federal Inc.	231,869	5,400,229

		45,479,422
TOBACCO — 0.04%
Reynolds American Inc.	170,444	8,520,496

		8,520,496
TRADING COMPANIES & DISTRIBUTORS — 0.12%
Air Lease Corp.	155,905	4,845,527
GATX Corp.	104,175	5,434,810
HD Supply Holdings Inc.[a,b]	50,710	1,217,547
MRC Global Inc.[a,b]	105,484	3,402,914
WESCO International Inc.[a,b]	98,263	8,948,811

		23,849,609
WATER UTILITIES — 0.09%
American Water Works Co. Inc.	394,952	16,690,671
Aqua America Inc.	48,566	1,145,672

		17,836,343
WIRELESS TELECOMMUNICATION SERVICES — 0.18%
Sprint Corp.[a,b]	1,547,009	16,630,347
T-Mobile US Inc.	421,464	14,178,049
Telephone & Data Systems Inc.	209,723	5,406,659
United States Cellular Corp.	28,416	1,188,357

		37,403,412

TOTAL COMMON STOCKS (Cost: $16,359,532,947)		20,671,995,407

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.16%

MONEY MARKET FUNDS — 2.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	403,221,326	$403,221,326
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	23,617,937	23,617,937
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%c,d	20,789,472	20,789,472

		447,628,735

TOTAL SHORT-TERM INVESTMENTS (Cost: $447,628,735)		447,628,735

TOTAL INVESTMENTS IN SECURITIES —101.91% (Cost: $16,807,161,682)		21,119,624,142
Other Assets, Less Liabilities — (1.91)%		(395,914,508)

NET ASSETS — 100.00%		$20,723,709,634

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

179

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 1.78%
AAR Corp.	674,173	$18,883,586
AeroVironment Inc.[a,b]	312,314	9,097,707
American Science and Engineering Inc.	137,569	9,892,587
API Technologies Corp.[a]	550,219	1,876,247
Astronics Corp.[a]	210,064	10,713,264
Astronics Corp. Class Ba	43,242	2,194,532
Cubic Corp.	336,654	17,728,200
Curtiss-Wright Corp.	792,944	49,344,905
DigitalGlobe Inc.[a,b]	1,260,841	51,883,607
Ducommun Inc.[a]	179,446	5,349,285
Engility Holdings Inc.[a]	292,334	9,763,956
Erickson Air-Crane Inc.[a,b]	63,511	1,320,394
Esterline Technologies Corp.[a]	529,521	53,989,961
GenCorp Inc.[a,b]	1,026,273	18,493,439
HEICO Corp.[b]	1,122,450	65,045,977
Innovative Solutions and Support Inc.[a]	214,618	1,564,565
Keyw Holding Corp. (The)[a,b]	543,997	7,311,320
Kratos Defense & Security Solutions Inc.[a,b]	740,775	5,689,152
LMI Aerospace Inc.[a,b]	174,841	2,577,156
Moog Inc. Class Aa	767,212	52,124,383
National Presto Industries Inc.[b]	81,981	6,599,471
Orbital Sciences Corp.[a]	1,017,480	23,707,284
Sparton Corp.[a]	171,798	4,801,754
Taser International Inc.[a,b]	868,866	13,797,592
Teledyne Technologies Inc.[a]	632,426	58,094,652

		501,844,976
AIR FREIGHT & LOGISTICS — 0.47%
Air Transport Services Group Inc.[a]	884,990	7,159,569
Atlas Air Worldwide Holdings Inc.[a]	437,939	18,021,190
Echo Global Logistics Inc.[a,b]	304,135	6,532,820
Forward Air Corp.	511,982	22,481,130
Hub Group Inc. Class Aa,b	627,248	25,014,650
Pacer International Inc.[a]	593,998	4,906,423
Park-Ohio Holdings Corp.[a]	146,595	7,681,578
UTi Worldwide Inc.	1,538,447	27,015,129
XPO Logistics Inc.[a,b]	497,728	13,085,269

		131,897,758
AIRLINES — 0.49%
Allegiant Travel Co.	253,286	26,706,476
Hawaiian Holdings Inc.[a,b]	874,537	8,421,791
JetBlue Airways Corp.[a,b]	3,928,807	33,591,300
Republic Airways Holdings Inc.[a]	836,473	8,941,896
SkyWest Inc.	880,462	13,057,252
Spirit Airlines Inc.[a]	1,020,915	46,359,750

		137,078,465
AUTO COMPONENTS — 0.99%
American Axle & Manufacturing Holdings Inc.[a,b]	1,140,171	23,316,497
Cooper Tire & Rubber Co.	1,074,110	25,821,604
Dana Holding Corp.	2,486,616	48,787,406
Dorman Products Inc.[a]	427,749	23,983,886

Security	Shares	Value

Drew Industries Inc.	388,500	$19,891,200
Federal-Mogul Corp. Class Aa	334,471	6,582,389
Fox Factory Holding Corp.[a,b]	170,084	2,996,880
Fuel Systems Solutions Inc.[a]	241,534	3,350,077
Gentherm Inc.[a,b]	567,334	15,210,225
Modine Manufacturing Co.[a]	801,826	10,279,409
Remy International Inc.	240,086	5,598,806
Shiloh Industries Inc.[a]	102,696	2,002,572
Spartan Motors Inc.	572,146	3,833,378
Standard Motor Products Inc.	336,476	12,382,317
Stoneridge Inc.[a]	486,589	6,204,010
Superior Industries International Inc.	396,172	8,173,028
Tenneco Inc.[a,b]	1,029,591	58,243,963
Tower International Inc.[a]	102,757	2,199,000

		278,856,647
AUTOMOBILES — 0.05%
Winnebago Industries Inc.[a]	476,117	13,069,412

		13,069,412
BEVERAGES — 0.16%
Boston Beer Co. Inc. (The) Class Aa,b	139,699	33,777,821
Coca-Cola Bottling Co. Consolidated	78,524	5,747,172
Craft Brew Alliance Inc.[a,b]	179,888	2,953,761
National Beverage Corp.[a]	190,889	3,848,322

		46,327,076
BIOTECHNOLOGY — 4.14%
ACADIA Pharmaceuticals Inc.[a,b]	1,187,953	29,686,945
Acceleron Pharma Inc.[a,b]	110,399	4,371,800
Achillion Pharmaceuticals Inc.[a,b]	1,625,700	5,397,324
Acorda Therapeutics Inc.[a]	687,880	20,086,096
Aegerion Pharmaceuticals Inc.[a,b]	488,466	34,661,547
Agios Pharmaceuticals Inc.[a,b]	118,092	2,828,303
Alnylam Pharmaceuticals Inc.[a,b]	983,361	63,259,613
AMAG Pharmaceuticals Inc.[a]	364,505	8,846,536
Amicus Therapeutics Inc.[a,b]	513,353	1,206,380
Anacor Pharmaceuticals Inc.[a,b]	427,794	7,178,383
Arena Pharmaceuticals Inc.[a,b]	3,693,641	21,607,800
ArQule Inc.[a]	1,003,798	2,158,166
Array BioPharma Inc.[a,b]	2,094,616	10,494,026
AVEO Pharmaceuticals Inc.[a,b]	873,870	1,607,921
BIND Therapeutics Inc.[a,b]	88,028	1,328,343
Biotime Inc.[a,b]	622,096	2,239,546
Bluebird Bio Inc.[a,b]	118,116	2,478,074
Cell Therapeutics Inc.[a,b]	2,196,440	4,217,165
Celldex Therapeutics Inc.[a,b]	1,508,732	36,526,402
Cellular Dynamics International Inc.[a,b]	64,496	1,064,829
Cepheid Inc.[a,b]	1,135,960	53,072,051
Chelsea Therapeutics International Ltd.[a,b]	1,326,286	5,875,447
ChemoCentryx Inc.[a,b]	414,348	2,399,075
Chimerix Inc.[a,b]	142,999	2,160,715
Clovis Oncology Inc.[a,b]	303,467	18,289,956
Conatus Pharmaceuticals Inc.[a]	100,094	645,606
Coronado Biosciences Inc.[a,b]	455,662	1,198,391
Curis Inc.[a,b]	1,452,524	4,096,118
Cytokinetics Inc.[a,b]	449,695	2,923,018
Cytori Therapeutics Inc.[a,b]	1,084,105	2,786,150
Dendreon Corp.[a,b]	2,659,845	7,952,937
Durata Therapeutics Inc.[a,b]	220,310	2,817,765

180

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

Dyax Corp.[a]	2,052,923	$15,458,510
Dynavax Technologies Corp.[a,b]	4,426,921	8,676,765
Emergent BioSolutions Inc.[a]	463,558	10,657,198
Enanta Pharmaceuticals Inc.[a,b]	61,550	1,679,084
Enzon Pharmaceuticals Inc.	632,782	734,027
Epizyme Inc.[a,b]	99,754	2,074,883
Esperion Therapeutics Inc.[a,b]	76,592	1,052,374
Exact Sciences Corp.[a,b]	1,195,102	13,970,742
Exelixis Inc.[a,b]	3,117,821	19,112,243
Fibrocell Science Inc.[a,b]	379,278	1,539,869
Five Prime Therapeutics Inc.[a]	93,407	1,568,304
Foundation Medicine Inc.[a,b]	118,228	2,816,191
Galena Biopharma Inc.[a,b]	1,727,041	8,566,123
Genomic Health Inc.[a,b]	281,848	8,249,691
Geron Corp.[a,b]	2,214,437	10,496,431
GTx Inc.[a,b]	441,746	728,881
Halozyme Therapeutics Inc.[a,b]	1,506,462	22,581,865
Harvard Apparatus Regenerative Technology Inc.[a]	113,044	536,959
Hyperion Therapeutics Inc.[a,b]	140,860	2,848,189
Idenix Pharmaceuticals Inc.[a,b]	1,687,022	10,088,392
ImmunoGen Inc.[a,b]	1,433,422	21,028,301
Immunomedics Inc.[a,b]	1,255,376	5,774,730
Infinity Pharmaceuticals Inc.[a,b]	810,109	11,187,605
Insmed Inc.[a,b]	586,153	9,970,463
Insys Therapeutics Inc.[a,b]	87,248	3,377,370
Intercept Pharmaceuticals Inc.[a,b]	121,312	8,283,183
InterMune Inc.[a,b]	1,513,811	22,298,436
Intrexon Corp.[a,b]	196,875	4,685,625
Ironwood Pharmaceuticals Inc. Class Aa,b	1,577,995	18,320,522
Isis Pharmaceuticals Inc.[a,b]	1,899,747	75,685,921
KaloBios Pharmaceuticals Inc.[a]	199,572	882,108
Karyopharm Therapeutics Inc.[a,b]	134,538	3,083,611
Keryx Biopharmaceuticals Inc.[a,b]	1,386,256	17,952,015
Kythera Biopharmaceuticals Inc.[a,b]	199,433	7,428,879
Lexicon Pharmaceuticals Inc.[a,b]	3,868,365	6,963,057
Ligand Pharmaceuticals Inc. Class Ba,b	302,075	15,889,145
MacroGenics Inc.[a,b]	99,567	2,731,123
MannKind Corp.[a,b]	2,522,231	13,140,824
MEI Pharma Inc.[a,b]	203,824	1,632,630
Merrimack Pharmaceuticals Inc.[a,b]	1,633,795	8,724,465
MiMedx Group Inc.[a,b]	1,537,253	13,435,591
Momenta Pharmaceuticals Inc.[a]	801,427	14,169,229
Nanosphere Inc.[a,b]	916,066	2,097,791
Navidea Biopharmaceuticals Inc.[a,b]	2,007,605	4,155,742
Neurocrine Biosciences Inc.[a,b]	1,131,393	10,567,211
NewLink Genetics Corp.[a,b]	284,092	6,252,865
Novavax Inc.[a,b]	3,155,220	16,154,726
NPS Pharmaceuticals Inc.[a,b]	1,698,919	51,579,181
OncoGenex Pharmaceutical Inc.[a,b]	248,702	2,074,175
OncoMed Pharmaceuticals Inc.[a,b]	78,835	2,327,209
Onconova Therapeutics Inc.[a,b]	103,224	1,185,012
Ophthotech Corp.[a,b]	150,620	4,872,557
Opko Health Inc.[a,b]	3,189,811	26,922,005
Orexigen Therapeutics Inc.[a,b]	1,716,301	9,662,775
Osiris Therapeutics Inc.[a,b]	284,271	4,571,078
OvaScience Inc.[a,b]	151,137	1,381,392
PDL BioPharma Inc.[b]	2,374,423	20,040,130
Peregrine Pharmaceuticals Inc.[a,b]	2,715,110	3,774,003
Portola Pharmaceuticals Inc.[a,b]	184,607	4,753,630
Progenics Pharmaceuticals Inc.[a,b]	1,008,595	5,375,811
Prothena Corp. PLC[a]	240,721	6,383,921
PTC Therapeutics Inc.[a,b]	165,524	2,808,942
Puma Biotechnology Inc.[a,b]	375,135	38,837,727

Security	Shares	Value

Raptor Pharmaceutical Corp.[a,b]	1,012,718	$13,185,588
Receptos Inc.[a,b]	97,414	2,824,032
Regulus Therapeutics Inc.[a,b]	175,359	1,295,903
Repligen Corp.[a,b]	529,386	7,220,825
Rigel Pharmaceuticals Inc.[a]	1,481,107	4,221,155
Sangamo BioSciences Inc.[a,b]	1,033,304	14,352,593
Sarepta Therapeutics Inc.[a,b]	635,842	12,952,102
SIGA Technologies Inc.[a,b]	619,125	2,024,539
Spectrum Pharmaceuticals Inc.[a,b]	1,067,442	9,446,862
Stemline Therapeutics Inc.[a,b]	164,889	3,231,824
Sunesis Pharmaceuticals Inc.[a,b]	544,913	2,582,888
Synageva BioPharma Corp.[a,b]	325,921	21,093,607
Synergy Pharmaceuticals Inc.[a,b]	1,367,002	7,696,221
Synta Pharmaceuticals Corp.[a,b]	844,092	4,423,042
Targacept Inc.[a,b]	481,021	1,996,237
TESARO Inc.[a]	226,522	6,396,981
Tetraphase Pharmaceuticals Inc.[a,b]	236,804	3,201,590
TG Therapeutics Inc.[a,b]	263,508	1,027,681
Threshold Pharmaceuticals Inc.[a,b]	801,932	3,745,022
Vanda Pharmaceuticals Inc.[a,b]	559,692	6,945,778
Verastem Inc.[a,b]	293,391	3,344,657
Vical Inc.[a,b]	1,279,539	1,509,856
XOMA Corp.[a,b]	1,306,365	8,791,836
ZIOPHARM Oncology Inc.[a,b]	1,359,535	5,900,382

		1,170,733,066
BUILDING PRODUCTS — 0.76%
AAON Inc.	476,207	15,214,814
American Woodmark Corp.[a]	168,536	6,662,228
Apogee Enterprises Inc.	487,477	17,505,299
Builders FirstSource Inc.[a,b]	754,705	5,388,594
Gibraltar Industries Inc.[a]	517,155	9,613,912
Griffon Corp.	757,758	10,009,983
Insteel Industries Inc.	304,195	6,914,352
NCI Building Systems Inc.[a]	349,011	6,121,653
Norcraft Companies Inc.[a]	127,768	2,506,808
Nortek Inc.[a]	152,290	11,360,834
Patrick Industries Inc.[a,b]	112,210	3,246,235
PGT Inc.[a]	558,512	5,652,141
Ply Gem Holdings Inc.[a,b]	270,964	4,885,481
Quanex Building Products Corp.	628,974	12,529,162
Simpson Manufacturing Co. Inc.	687,377	25,247,357
Trex Co. Inc.[a,b]	291,252	23,163,272
Universal Forest Products Inc.	337,159	17,579,470
USG Corp.[a,b]	1,141,084	32,383,964

		215,985,559
CAPITAL MARKETS — 2.78%
Apollo Investment Corp.	3,797,880	32,206,022
Arlington Asset Investment Corp. Class A	238,567	6,295,783
BGC Partners Inc. Class A	2,156,268	13,066,984
BlackRock Kelso Capital Corp.[c]	1,257,761	11,734,910
Calamos Asset Management Inc. Class A	334,154	3,956,383
Capital Southwest Corp.	227,007	7,915,734
CIFC Corp.	121,633	946,305
Cohen & Steers Inc.[b]	319,336	12,792,600
Cowen Group Inc. Class Aa	1,643,622	6,426,562
Diamond Hill Investment Group Inc.	48,201	5,704,106
Evercore Partners Inc. Class A	534,298	31,940,334
FBR & Co.[a]	147,181	3,882,635
Fidus Investment Corp.	230,345	5,007,700

181

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

Fifth Street Finance Corp.	2,319,390	$21,454,357
Financial Engines Inc.	827,812	57,516,378
FXCM Inc. Class Ab	621,151	11,081,334
GAMCO Investors Inc. Class A	101,696	8,844,501
Garrison Capital Inc.[b]	101,343	1,406,641
GFI Group Inc.	1,170,488	4,576,608
Gladstone Capital Corp.	353,552	3,394,099
Gladstone Investment Corp.	446,425	3,598,186
Golub Capital BDC Inc.[b]	631,772	12,073,163
Greenhill & Co. Inc.	476,136	27,587,320
GSV Capital Corp.[a,b]	327,217	3,956,054
Hercules Technology Growth Capital Inc.	1,043,950	17,120,780
HFF Inc. Class Aa	561,732	15,082,504
Horizon Technology Finance Corp.	139,171	1,977,620
ICG Group Inc.[a]	645,220	12,020,449
INTL FCStone Inc.[a,b]	237,034	4,394,610
Investment Technology Group Inc.[a]	631,619	12,986,087
Janus Capital Group Inc.[b]	2,521,500	31,190,955
JMP Group Inc.	264,518	1,957,433
KCAP Financial Inc.[b]	475,347	3,836,050
KCG Holdings Inc. Class Aa	1,205,722	14,420,435
Ladenburg Thalmann Financial Services Inc.[a]	1,738,418	5,441,248
Main Street Capital Corp.[b]	662,083	21,643,493
Manning & Napier Inc.	228,790	4,038,144
Marcus & Millichap Inc.[a]	114,605	1,707,615
MCG Capital Corp.	1,216,835	5,354,074
Medallion Financial Corp.	360,300	5,170,305
Medley Capital Corp.	680,625	9,426,656
MVC Capital Inc.	382,295	5,160,983
New Mountain Finance Corp.	764,498	11,498,050
NGP Capital Resources Co.	353,968	2,644,141
Oppenheimer Holdings Inc. Class A	167,019	4,138,731
PennantPark Floating Rate Capital Ltd.	249,988	3,432,335
PennantPark Investment Corp.	1,127,614	13,080,322
Piper Jaffray Companies Inc.[a]	273,269	10,807,789
Prospect Capital Corp.[b]	4,712,207	52,870,963
Pzena Investment Management Inc. Class A	191,203	2,248,547
RCS Capital Corp. Class Ab	33,439	613,606
Safeguard Scientifics Inc.[a,b]	353,059	7,092,955
Silvercrest Asset Management Group Inc.	92,254	1,572,931
Solar Capital Ltd.	763,420	17,215,121
Solar Senior Capital Ltd.	194,170	3,537,777
Stellus Capital Investment Corp.	203,587	3,043,626
Stifel Financial Corp.[a,b]	1,076,300	51,576,296
SWS Group Inc.[a]	488,624	2,970,834
TCP Capital Corp.	600,705	10,079,830
Teton Advisors Inc. Class Ab	798	30,524
Teton Advisors Inc. Class B	578	22,109
THL Credit Inc.	572,717	9,444,103
TICC Capital Corp.[b]	894,552	9,249,668
Triangle Capital Corp.	467,504	12,926,486
Virtus Investment Partners Inc.[a]	114,427	22,891,121
Walter Investment Management Corp.[a,b]	625,613	22,121,676
Westwood Holdings Group Inc.	117,510	7,275,044
WhiteHorse Finance Inc.	119,128	1,800,024
WisdomTree Investments Inc.[a,b]	1,697,564	30,063,858

		784,542,607
CHEMICALS — 2.36%
A. Schulman Inc.	499,067	17,597,102
Advanced Emissions Solutions Inc.[a]	181,990	9,869,318
American Pacific Corp.[a,b]	100,080	3,728,981

Security	Shares	Value

American Vanguard Corp.	485,467	$11,791,993
Arabian American Development Co.[a]	335,283	4,207,802
Axiall Corp.	1,181,478	56,049,316
Balchem Corp.	501,302	29,426,427
Calgon Carbon Corp.[a]	917,278	18,868,408
Chase Corp.	109,456	3,863,797
Chemtura Corp.[a]	1,664,841	46,482,361
Ferro Corp.[a,b]	1,229,175	15,770,315
Flotek Industries Inc.[a,b]	809,616	16,248,993
FutureFuel Corp.	371,474	5,869,289
GSE Holding Inc.[a,b]	138,122	285,913
H.B. Fuller Co.	852,236	44,350,361
Hawkins Inc.	161,203	5,995,140
Innophos Holdings Inc.	372,486	18,102,820
Innospec Inc.	398,449	18,416,313
Intrepid Potash Inc.[a,b]	926,109	14,669,567
KMG Chemicals Inc.	140,225	2,368,400
Koppers Holdings Inc.	351,491	16,080,713
Kraton Performance Polymers Inc.[a]	552,222	12,728,717
Landec Corp.[a,b]	436,645	5,292,137
LSB Industries Inc.[a]	324,448	13,308,857
Marrone Bio Innovations Inc.[a,b]	91,769	1,631,653
Minerals Technologies Inc.	590,804	35,489,596
Olin Corp.[b]	1,360,393	39,247,338
OM Group Inc.[a]	542,324	19,746,017
OMNOVA Solutions Inc.[a]	793,637	7,230,033
Penford Corp.[a]	161,868	2,080,004
PolyOne Corp.	1,681,665	59,446,858
Quaker Chemical Corp.	222,713	17,164,491
Sensient Technologies Corp.	847,779	41,134,237
Stepan Co.	319,661	20,979,351
Taminco Corp.[a,b]	265,526	5,366,280
Tredegar Corp.	417,787	12,036,444
Zep Inc.	386,356	7,016,225
Zoltek Companies Inc.[a]	468,897	7,854,025

		667,795,592
COMMERCIAL BANKS — 7.30%
1st Source Corp.	257,324	8,218,929
1st United Bancorp Inc.	502,975	3,827,640
Access National Corp.	123,033	1,839,343
American National Bankshares Inc.	132,385	3,475,106
Ameris Bancorp[a]	402,194	8,490,315
Ames National Corp.	156,736	3,509,319
Arrow Financial Corp.	179,228	4,760,296
BancFirst Corp.	119,277	6,686,669
Banco Latinoamericano de Comercio Exterior SA Class E	496,541	13,913,079
Bancorp Inc. (The)[a]	557,812	9,990,413
BancorpSouth Inc.	1,612,261	40,983,675
Bank of Kentucky Financial Corp.	103,361	3,814,021
Bank of Marin Bancorp	99,128	4,301,164
Bank of the Ozarks Inc.	527,234	29,836,172
Banner Corp.	330,090	14,794,634
Bar Harbor Bankshares	66,816	2,671,972
BBCN Bancorp Inc.	1,339,339	22,219,634
BNC Bancorp	308,784	5,292,558
Boston Private Financial Holdings Inc.	1,351,996	17,062,190
Bridge Bancorp Inc.	189,057	4,915,482
Bridge Capital Holdings[a]	162,119	3,329,924
Bryn Mawr Bank Corp.	230,648	6,960,957
C&F Financial Corp.	55,724	2,544,915
Camden National Corp.	128,424	5,422,061

182

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

Capital Bank Financial Corp.[a]	399,605	$9,091,014
Capital City Bank Group Inc.[a]	210,233	2,474,442
Cardinal Financial Corp.	515,280	9,275,040
Cascade Bancorp[a,b]	107,019	559,709
Cathay General Bancorp	1,332,679	35,622,510
Center Bancorp Inc.	199,096	3,735,041
CenterState Banks Inc.	506,216	5,138,092
Central Pacific Financial Corp.	367,782	7,385,063
Century Bancorp Inc. Class A	57,409	1,908,849
Chemical Financial Corp.	500,332	15,845,514
Chemung Financial Corp.	60,911	2,081,329
Citizens & Northern Corp.	207,442	4,279,528
City Holding Co.	265,720	12,310,808
CNB Financial Corp.	243,137	4,619,603
CoBiz Financial Inc.	597,712	7,148,636
Columbia Banking System Inc.	865,464	23,808,915
Community Bank System Inc.	678,218	26,911,690
Community Trust Bancorp Inc.	238,137	10,754,267
CommunityOne Bancorp.[a]	177,121	2,258,293
ConnectOne Bancorp Inc.[a]	29,881	1,184,184
CU Bancorp[a]	158,864	2,776,943
Customers Bancorp Inc.[a]	337,119	6,897,455
CVB Financial Corp.	1,557,238	26,582,053
Eagle Bancorp Inc.[a]	377,449	11,561,263
Enterprise Bancorp Inc.	122,015	2,583,058
Enterprise Financial Services Corp.	326,505	6,667,232
F.N.B. Corp.	2,538,573	32,036,791
Farmers Capital Bank Corp.[a,b]	126,035	2,741,261
Fidelity Southern Corp.	248,148	4,121,738
Financial Institutions Inc.	232,187	5,737,341
First Bancorp (North Carolina)	331,463	5,508,915
First BanCorp (Puerto Rico)[a,b]	1,226,622	7,592,790
First Bancorp Inc. (Maine)	161,148	2,807,198
First Busey Corp.	1,221,395	7,084,091
First Commonwealth Financial Corp.	1,661,213	14,651,899
First Community Bancshares Inc.	288,026	4,810,034
First Connecticut Bancorp Inc.	285,995	4,610,239
First Financial Bancorp	981,249	17,103,170
First Financial Bankshares Inc.	532,955	35,345,576
First Financial Corp.	189,371	6,923,404
First Financial Holdings Inc.	406,026	27,004,789
First Interstate BancSystem Inc.	295,726	8,389,747
First Merchants Corp.	591,950	13,472,782
First Midwest Bancorp Inc.	1,273,287	22,320,721
First NBC Bank Holding Co.[a]	71,343	2,304,379
First of Long Island Corp. (The)	134,205	5,753,368
First Security Group Inc[a]	1,128,574	2,595,720
FirstMerit Corp.	2,804,913	62,353,216
Flushing Financial Corp.	523,537	10,837,216
German American Bancorp Inc.	213,611	6,087,913
Glacier Bancorp Inc.	1,220,323	36,353,422
Great Southern Bancorp Inc.	175,249	5,329,322
Guaranty Bancorp	247,928	3,483,388
Hampton Roads Bankshares Inc.[a]	568,236	994,413
Hancock Holding Co.	1,434,187	52,605,979
Hanmi Financial Corp.	536,056	11,734,266
Heartland Financial USA Inc.	253,208	7,289,858
Heritage Commerce Corp.	351,253	2,894,325
Heritage Financial Corp.	254,765	4,359,029
Heritage Oaks Bancorp[a]	342,367	2,567,753
Home Bancshares Inc.	764,251	28,544,775
Home Federal Bancorp Inc.	244,168	3,638,103
HomeTrust Bancshares Inc.[a]	351,004	5,612,554

Security	Shares	Value

Horizon Bancorp	146,651	$3,714,670
Hudson Valley Holding Corp.	276,963	5,636,197
IBERIABANK Corp.	501,598	31,525,434
Independent Bank Corp. (Massachusetts)	401,983	15,753,714
Independent Bank Group Inc.	63,944	3,175,459
International Bancshares Corp.	905,337	23,891,843
Intervest Bancshares Corp.[a]	301,803	2,266,541
Investors Bancorp Inc.	862,102	22,052,569
Lakeland Bancorp Inc.	603,271	7,462,462
Lakeland Financial Corp.	278,407	10,857,873
LCNB Corp.	124,391	2,222,867
Macatawa Bank Corp.[a,b]	400,007	2,000,035
MainSource Financial Group Inc.	343,329	6,190,222
MB Financial Inc.	925,918	29,712,709
Mercantile Bank Corp.	149,022	3,215,895
Merchants Bancshares Inc.	95,046	3,184,041
Metro Bancorp Inc.[a]	237,835	5,122,966
MetroCorp Bancshares Inc.	268,400	4,044,788
Middleburg Financial Corp.	90,929	1,640,359
MidSouth Bancorp Inc.	138,731	2,477,736
MidWestOne Financial Group Inc.	114,750	3,121,200
National Bank Holdings Corp. Class A	768,219	16,439,887
National Bankshares Inc.[b]	116,957	4,314,544
National Penn Bancshares Inc.	1,984,540	22,484,838
NBT Bancorp Inc.	742,886	19,240,747
NewBridge Bancorp[a]	426,047	3,195,353
Northrim BanCorp Inc.	110,899	2,909,990
OFG Bancorp	774,313	13,426,587
Old National Bancorp	1,718,874	26,419,093
OmniAmerican Bancorp Inc.[a]	192,381	4,113,106
Pacific Continental Corp.	302,041	4,814,534
Pacific Premier Bancorp Inc.[a]	281,838	4,436,130
PacWest Bancorp	642,843	27,140,831
Palmetto Bancshares Inc.[a]	77,081	998,970
Park National Corp.	195,395	16,622,253
Park Sterling Corp.	752,902	5,375,720
Peapack-Gladstone Financial Corp.	202,227	3,862,536
Penns Woods Bancorp Inc.	81,417	4,152,267
Peoples Bancorp Inc.	181,381	4,082,886
Pinnacle Financial Partners Inc.	594,034	19,323,926
Preferred Banka	196,001	3,929,820
PrivateBancorp Inc.	1,096,903	31,733,404
Prosperity Bancshares Inc.	1,019,886	64,650,574
Renasant Corp.	518,071	16,298,514
Republic Bancorp Inc. Class A	163,769	4,018,891
S&T Bancorp Inc.	504,458	12,767,832
S.Y. Bancorp Inc.	235,391	7,513,681
Sandy Spring Bancorp Inc.	423,966	11,951,602
Seacoast Banking Corp. of Florida[a]	307,606	3,752,793
Sierra Bancorp	204,803	3,295,280
Simmons First National Corp. Class A	278,481	10,345,569
Southside Bancshares Inc.[b]	304,104	8,314,203
Southwest Bancorp Inc.[a]	331,588	5,278,881
State Bank Financial Corp.	543,458	9,885,501
Stellar One Corp.	385,834	9,287,024
Sterling Bancorp	1,415,190	18,921,090
Sterling Financial Corp.	576,366	19,642,553
Suffolk Bancorp[a]	194,913	4,054,190
Sun Bancorp Inc. (New Jersey)[a,b]	684,397	2,409,077
Susquehanna Bancshares Inc.	3,158,561	40,555,923
Taylor Capital Group Inc.[a]	292,181	7,766,171
Texas Capital Bancshares Inc.[a]	690,841	42,970,310
Tompkins Financial Corp.	245,353	12,608,691

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

TowneBank	449,714	$6,921,098
TriCo Bancshares	270,016	7,660,354
Tristate Capital Holdings Inc.[a]	110,675	1,312,606
Trustmark Corp.	1,135,143	30,467,238
UMB Financial Corp.	604,308	38,844,918
Umpqua Holdings Corp.	1,897,143	36,311,317
Union First Market Bankshares Corp.	344,258	8,541,041
United Bankshares Inc.	464,207	14,599,310
United Community Banks Inc.[a]	669,195	11,878,211
Univest Corp. of Pennsylvania	280,975	5,810,563
VantageSouth Bancshares Inc.[a]	204,347	1,076,909
ViewPoint Financial Group	677,585	18,599,708
Virginia Commerce Bancorp Inc.[a]	459,879	7,813,344
Washington Banking Co.	261,063	4,628,647
Washington Trust Bancorp Inc.	244,002	9,081,754
Webster Financial Corp.	1,528,387	47,655,107
WesBanco Inc.	439,739	14,071,648
West Bancorporation Inc.	244,299	3,864,810
Westamerica Bancorp[b]	457,376	25,823,449
Western Alliance Bancorp[a]	1,251,736	29,866,421
Wilshire Bancorp Inc.	1,146,586	12,532,185
Wintrust Financial Corp.	625,952	28,868,906
Yadkin Financial Corp.[a]	242,179	4,126,730

		2,064,854,110
COMMERCIAL SERVICES & SUPPLIES — 2.09%
ABM Industries Inc.	926,421	26,486,376
ACCO Brands Corp.[a,b]	1,926,817	12,948,210
Acorn Energy Inc.[b]	375,012	1,526,299
ARC Document Solutions Inc.[a]	633,707	5,209,072
Brink’s Co. (The)	812,914	27,752,884
Casella Waste Systems Inc. Class Aa	649,510	3,767,158
CECO Environmental Corp.	296,828	4,799,709
Cenveo Inc.[a,b]	907,308	3,121,139
CompX International Inc.	23,021	324,136
Consolidated Graphics Inc.[a]	122,009	8,228,287
Courier Corp.	193,788	3,505,625
Deluxe Corp.	861,402	44,956,570
EnerNOC Inc.[a,b]	447,837	7,707,275
Ennis Inc.	446,138	7,896,643
G&K Services Inc. Class A	331,577	20,634,037
Healthcare Services Group Inc.	1,156,311	32,804,543
Heritage-Crystal Clean Inc.[a,b]	150,327	3,080,200
Herman Miller Inc.	990,300	29,233,656
HNI Corp.	768,153	29,827,381
InnerWorkings Inc.[a,b]	756,201	5,890,806
Interface Inc.	1,005,990	22,091,540
Intersections Inc.	161,781	1,260,274
Kimball International Inc. Class B	548,587	8,245,263
Knoll Inc.	817,677	14,971,666
McGrath RentCorp	427,280	17,005,744
Mine Safety Appliances Co.	480,107	24,586,279
Mobile Mini Inc.[a]	650,212	26,775,730
Multi-Color Corp.	207,645	7,836,522
NL Industries Inc.	117,899	1,318,111
Performant Financial Corp.[a]	375,395	3,866,568
Quad Graphics Inc.	424,303	11,553,771
Schawk Inc.	226,414	3,366,776
SP Plus Corp.[a]	268,092	6,981,116
Steelcase Inc. Class A	1,430,115	22,681,624
Swisher Hygiene Inc.[a]	1,971,791	1,013,698
Team Inc.[a,b]	349,262	14,787,753

Security	Shares	Value

Tetra Tech Inc.[a]	1,097,186	$30,699,264
TRC Companies Inc.[a]	272,756	1,947,478
UniFirst Corp.	248,140	26,550,980
United Stationers Inc.	685,444	31,455,025
US Ecology Inc.	363,727	13,527,007
Viad Corp.	345,005	9,584,239
West Corp.	358,973	9,229,196

		591,035,630
COMMUNICATIONS EQUIPMENT — 1.80%
ADTRAN Inc.	1,004,867	27,141,458
Alliance Fiber Optic Products Inc.	194,184	2,922,469
Anaren Inc.[a]	195,380	5,468,686
Applied Optoelectronics Inc.[a]	68,844	1,033,348
ARRIS Group Inc.[a]	1,973,053	48,073,436
Aruba Networks Inc.[a,b]	1,925,534	34,467,059
Aviat Networks Inc.[a]	1,031,877	2,332,042
Bel Fuse Inc. Class B	166,161	3,540,891
Black Box Corp.	272,250	8,113,050
CalAmp Corp.[a]	594,601	16,630,990
Calix Inc.[a]	682,819	6,582,375
Ciena Corp.[a,b]	1,719,972	41,158,930
Comtech Telecommunications Corp.	286,409	9,027,612
Digi International Inc.[a]	435,298	5,275,812
Emulex Corp.[a,b]	1,369,456	9,805,305
Extreme Networks Inc.[a]	1,570,322	10,992,254
Finisar Corp.[a,b]	1,583,010	37,865,599
Harmonic Inc.[a]	1,717,000	12,671,460
Infinera Corp.[a,b]	1,965,189	19,219,548
InterDigital Inc.[b]	698,214	20,590,331
Ixia[a]	958,263	12,754,481
KVH Industries Inc.[a]	261,634	3,409,091
NETGEAR Inc.[a]	653,319	21,520,328
Numerex Corp. Class Aa,b	235,410	3,048,560
Oplink Communications Inc.[a]	326,040	6,064,344
ParkerVision Inc.[a,b]	1,494,911	6,801,845
PCTEL Inc.	311,679	2,982,768
Plantronics Inc.	731,376	33,972,415
Procera Networks Inc.[a,b]	345,735	5,192,940
Ruckus Wireless Inc.[a,b]	782,959	11,118,018
ShoreTel Inc.[a]	993,640	9,220,979
Sonus Networks Inc.[a]	3,662,782	11,537,763
TESSCO Technologies Inc.	93,878	3,785,161
Ubiquiti Networks Inc.[a,b]	212,424	9,763,007
ViaSat Inc.[a]	670,023	41,976,941
Westell Technologies Inc. Class Aa	748,143	3,029,979

		509,091,275
COMPUTERS & PERIPHERALS — 0.42%
Avid Technology Inc.[a]	525,057	4,279,215
Cray Inc.[a,b]	671,887	18,450,017
Datalink Corp.[a]	323,432	3,525,409
Electronics For Imaging Inc.[a]	784,361	30,378,302
Fusion-io Inc.[a,b]	1,381,499	12,309,156
Hutchinson Technology Inc.[a,b]	393,971	1,260,707
Imation Corp.[a]	571,557	2,674,887
Immersion Corp.[a]	477,061	4,951,893
QLogic Corp.[a]	1,510,163	17,865,228
Quantum Corp.[a,b]	3,639,358	4,367,230
Silicon Graphics International Corp.[a,b]	575,189	7,713,284
Super Micro Computer Inc.[a]	537,246	9,219,141
Violin Memory Inc.[a,b]	310,119	1,228,071

		118,222,540

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.85%
Aegion Corp.[a]	662,943	$14,511,822
Ameresco Inc. Class Aa,b	329,695	3,184,854
Argan Inc.	236,052	6,505,593
Comfort Systems USA Inc.	631,422	12,243,273
Dycom Industries Inc.[a]	560,531	15,577,157
EMCOR Group Inc.	1,136,571	48,236,073
Furmanite Corp.[a]	630,426	6,695,124
Granite Construction Inc.	658,244	23,025,375
Great Lakes Dredge & Dock Corp.[a]	1,002,366	9,221,767
Layne Christensen Co.[a,b]	338,717	5,785,287
MasTec Inc.[a,b]	1,004,011	32,851,240
MYR Group Inc.[a]	353,503	8,865,855
Northwest Pipe Co.[a]	159,388	6,018,491
Orion Marine Group Inc.[a]	459,012	5,521,914
Pike Corp.[a]	436,029	4,608,827
Primoris Services Corp.	598,202	18,622,028
Sterling Construction Co. Inc.[a,b]	284,874	3,341,572
Tutor Perini Corp.[a]	628,884	16,539,649

		241,355,901
CONSTRUCTION MATERIALS — 0.16%
Headwaters Inc.[a]	1,240,461	12,144,113
Texas Industries Inc.[a,b]	368,898	25,372,804
United States Lime & Minerals Inc.[a]	33,698	2,061,307
US Concrete Inc.[a]	238,836	5,404,859

		44,983,083
CONSUMER FINANCE — 0.76%
Cash America International Inc.	483,845	18,531,263
Consumer Portfolio Services Inc.[a]	303,088	2,845,996
Credit Acceptance Corp.[a]	120,631	15,680,824
DFC Global Corp.[a]	688,819	7,886,978
Encore Capital Group Inc.[a,b]	424,150	21,317,779
EZCORP Inc. Class A NVS[a]	865,234	10,114,585
First Cash Financial Services Inc.[a]	493,265	30,503,508
First Marblehead Corp. (The)[a,b]	156,878	1,159,328
Green Dot Corp. Class Aa,b	437,876	11,012,581
Imperial Holdings Inc.[a]	290,487	1,899,785
JGWPT Holdings Inc. Class Aa,b	168,385	2,928,215
Nelnet Inc. Class A	388,084	16,353,860
Nicholas Financial Inc.	173,534	2,731,425
Portfolio Recovery Associates Inc.[a,b]	858,808	45,379,415
Regional Management Corp.[a]	91,047	3,089,225
Springleaf Holdings Inc.[a,b]	410,170	10,369,098
World Acceptance Corp.[a,b]	147,096	12,875,313

		214,679,178
CONTAINERS & PACKAGING — 0.25%
AEP Industries Inc.[a,b]	74,023	3,910,635
Berry Plastics Group Inc.[a]	938,962	22,337,906
Graphic Packaging Holding Co.[a]	3,315,485	31,828,656
Myers Industries Inc.	479,967	10,136,903
UFP Technologies Inc.[a]	96,440	2,432,217

		70,646,317

Security	Shares	Value

DISTRIBUTORS — 0.25%
Core-Mark Holding Co. Inc.	194,822	$14,792,835
Pool Corp.	788,979	45,871,239
VOXX International Corp.[a]	314,643	5,254,538
Weyco Group Inc.	110,584	3,254,487

		69,173,099
DIVERSIFIED CONSUMER SERVICES — 1.09%
American Public Education Inc.[a]	297,982	12,953,278
Ascent Media Corp. Class Aa	239,824	20,519,341
Bridgepoint Education Inc.[a,b]	310,127	5,492,349
Bright Horizons Family Solutions Inc.[a,b]	199,683	7,336,353
Capella Education Co.[b]	187,497	12,457,301
Career Education Corp.[a]	930,314	5,302,790
Carriage Services Inc.	264,175	5,159,338
Corinthian Colleges Inc.[a,b]	1,336,608	2,379,162
Education Management Corp.[a,b]	406,126	4,097,811
Grand Canyon Education Inc.[a,b]	767,426	33,459,774
Hillenbrand Inc.	928,553	27,318,029
Houghton Mifflin Harcourt Co.[a]	355,452	6,028,466
ITT Educational Services Inc.[a,b]	396,542	13,315,880
JTH Holding Inc. Class Aa	77,351	1,879,629
K12 Inc.[a,b]	461,044	10,027,707
LifeLock Inc.[a,b]	1,029,544	16,894,817
Lincoln Educational Services Corp.	404,559	2,014,704
Mac-Gray Corp.	203,876	4,328,288
Matthews International Corp. Class A	468,302	19,954,348
Regis Corp.	806,081	11,696,235
Sotheby’s	1,155,693	61,482,868
Steiner Leisure Ltd.[a]	248,784	12,237,685
Strayer Education Inc.	184,723	6,367,402
Universal Technical Institute Inc.	357,242	4,969,236

		307,672,791
DIVERSIFIED FINANCIAL SERVICES — 0.32%
California First National Bancorp	39,539	597,039
GAIN Capital Holdings Inc.	185,496	1,393,075
MarketAxess Holdings Inc.	635,248	42,479,034
Marlin Business Services Corp.	140,018	3,528,453
NewStar Financial Inc.[a,b]	442,423	7,861,857
PHH Corp.[a,b]	968,369	23,579,785
PICO Holdings Inc.[a]	386,171	8,924,412
Resource America Inc. Class A	205,111	1,919,839
		90,283,494

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.58%
8x8 Inc.[a,b]	1,479,107	15,027,727
Atlantic Tele-Network Inc.	155,019	8,769,425
Cbeyond Inc.[a]	452,778	3,124,168
Cincinnati Bell Inc.[a]	3,529,474	12,564,927
Cogent Communications Group Inc.	797,881	32,242,371
Consolidated Communications Holdings Inc.[b]	680,784	13,363,790
Fairpoint Communications Inc.[a,b]	349,333	3,950,956
General Communication Inc. Class Aa	529,901	5,908,396
Hawaiian Telcom Holdco Inc.[a,b]	174,096	5,113,200
Hickory Tech Corp.	230,652	2,959,265
IDT Corp. Class B	258,278	4,615,428
inContact Inc.[a,b]	910,365	7,109,951
Inteliquent Inc.	547,688	6,254,597

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

Iridium Communications Inc.[a,b]	1,095,701	$6,859,088
Lumos Networks Corp.	259,952	5,458,992
magicJack VocalTec Ltd.[a,b]	313,244	3,733,869
ORBCOMM Inc.[a]	613,089	3,886,984
Premiere Global Services Inc.[a]	819,063	9,492,940
Straight Path Communications Inc. Class Ba	128,971	1,056,273
Towerstream Corp.[a,b]	1,121,992	3,321,096
Vonage Holdings Corp.[a]	2,623,353	8,735,766

		163,549,209
ELECTRIC UTILITIES — 1.34%
ALLETE Inc.	674,754	33,656,729
Cleco Corp.	1,023,408	47,711,281
El Paso Electric Co.	681,979	23,944,283
Empire District Electric Co. (The)	724,033	16,428,309
IDACORP Inc.	850,754	44,103,087
MGE Energy Inc.	392,039	22,699,058
NRG Yield Inc. Class A	382,020	15,284,620
Otter Tail Corp.	615,244	18,008,192
PNM Resources Inc.	1,346,198	32,470,296
Portland General Electric Co.[b]	1,282,203	38,722,531
UIL Holdings Corp.	954,209	36,975,599
Unitil Corp.	233,096	7,107,097
UNS Energy Corp.	702,185	42,025,772

		379,136,854
ELECTRICAL EQUIPMENT — 1.58%
Acuity Brands Inc.	724,634	79,216,989
American Superconductor Corp.[a,b]	824,986	1,352,977
AZZ Inc.	431,999	21,107,471
Brady Corp. Class A	783,367	24,229,541
Capstone Turbine Corp.[a,b]	5,132,733	6,621,226
Coleman Cable Inc.	154,517	4,051,436
Encore Wire Corp.	350,537	18,999,105
EnerSys Inc.	814,416	57,082,417
Enphase Energy Inc.[a,b]	268,919	1,704,946
Franklin Electric Co. Inc.	801,445	35,776,505
FuelCell Energy Inc.[a,b]	2,709,156	3,819,910
Generac Holdings Inc.	872,740	49,431,994
General Cable Corp.	843,867	24,818,128
Global Power Equipment Group Inc.	291,095	5,696,729
GrafTech International Ltd.[a,b]	1,982,071	22,258,657
II-VI Inc.[a]	866,282	15,246,563
LSI Industries Inc.	364,159	3,157,259
Polypore International Inc.[a,b]	788,228	30,662,069
Powell Industries Inc.	155,710	10,431,013
Power Solutions International Inc.[a,b]	37,070	2,783,957
PowerSecure International Inc.[a,b]	364,382	6,256,439
Preformed Line Products Co.	43,523	3,184,143
Revolution Lighting Technologies Inc.[a,b]	499,686	1,711,425
Thermon Group Holdings Inc.[a,b]	460,149	12,575,872
Vicor Corp.[a]	298,049	3,999,818

		446,176,589
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.74%
Aeroflex Holding Corp.[a]	329,392	2,141,048
Agilysys Inc.[a]	239,693	3,336,527
Anixter International Inc.	458,988	41,235,482
Audience Inc.[a]	162,066	1,886,448
Badger Meter Inc.	243,224	13,255,708

Security	Shares	Value

Belden Inc.	745,364	$52,510,894
Benchmark Electronics Inc.[a]	922,059	21,281,122
Checkpoint Systems Inc.[a]	696,464	10,983,237
Cognex Corp.	1,471,025	56,163,734
Coherent Inc.[a]	411,304	30,596,905
Control4 Corp.[a,b]	76,986	1,362,652
CTS Corp.	569,112	11,331,020
Daktronics Inc.	616,376	9,664,776
DTS Inc.[a]	311,988	7,481,472
Electro Rent Corp.	315,626	5,845,393
Electro Scientific Industries Inc.	405,672	4,243,329
Fabrineta	478,635	9,840,736
FARO Technologies Inc.[a]	289,872	16,899,538
FEI Co.	706,352	63,119,615
GSI Group Inc.[a]	517,084	5,812,024
Insight Enterprises Inc.[a]	738,244	16,765,521
InvenSense Inc.[a,b]	963,308	20,017,540
Itron Inc.[a,b]	670,229	27,767,587
Kemet Corp.[a]	755,423	4,260,586
Littelfuse Inc.	374,524	34,804,515
Maxwell Technologies Inc.[a,b]	490,948	3,814,666
Measurement Specialties Inc.[a]	261,784	15,887,671
Mercury Systems Inc.[a]	544,611	5,963,490
Mesa Laboratories Inc.	45,347	3,563,367
Methode Electronics Inc.	628,523	21,489,201
MTS Systems Corp.	268,067	19,099,774
Multi-Fineline Electronix Inc.[a]	147,843	2,053,539
Neonode Inc.[a,b]	465,091	2,939,375
Newport Corp.[a]	663,224	11,984,458
OSI Systems Inc.[a]	338,252	17,964,564
Park Electrochemical Corp.	353,687	10,157,891
PC Connection Inc.	157,921	3,924,337
Plexus Corp.[a]	578,346	25,036,598
RadiSys Corp.[a,b]	401,657	919,795
RealD Inc.[a,b]	681,370	5,818,900
Richardson Electronics Ltd.	194,652	2,211,247
Rofin-Sinar Technologies Inc.[a]	479,939	12,967,952
Rogers Corp.[a]	289,598	17,810,277
Sanmina Corp.[a,b]	1,404,025	23,447,217
ScanSource Inc.[a]	472,909	20,065,529
Speed Commerce Inc.[a,b]	761,302	3,555,280
SYNNEX Corp.[a]	445,982	30,059,187
TTM Technologies Inc.[a,b]	901,834	7,737,736
Uni-Pixel Inc.[a,b]	170,380	1,705,504
Universal Display Corp.[a,b]	682,170	23,439,361
Viasystems Group Inc.[a]	61,642	843,263
Vishay Precision Group Inc.[a]	214,259	3,190,316
Zygo Corp.[a]	279,431	4,129,990

		774,387,894
ENERGY EQUIPMENT & SERVICES — 1.80%
Basic Energy Services Inc.[a,b]	504,356	7,958,738
Bolt Technology Corp.	146,262	3,219,227
Bristow Group Inc.	612,275	45,957,361
C&J Energy Services Inc.[a,b]	764,132	17,651,449
Cal Dive International Inc.[a,b]	1,650,180	3,316,862
CARBO Ceramics Inc.	335,226	39,063,886
Dawson Geophysical Co.[a]	135,876	4,595,326
ERA Group Inc.[a]	341,798	10,547,886
Exterran Holdings Inc.[a]	973,090	33,279,678
Forum Energy Technologies Inc.[a,b]	667,025	18,850,126
Geospace Technologies Corp.[a,b]	218,980	20,765,873

186

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

Global Geophysical Services Inc.[a,b]	384,174	$618,520
Gulf Island Fabrication Inc.	247,673	5,750,967
GulfMark Offshore Inc. Class A	452,623	21,332,122
Helix Energy Solutions Group Inc.[a]	1,794,354	41,593,126
Hercules Offshore Inc.[a]	2,705,797	17,668,854
Hornbeck Offshore Services Inc.[a]	606,709	29,868,284
ION Geophysical Corp.[a,b]	2,261,559	7,463,145
Key Energy Services Inc.[a,b]	2,583,287	20,407,967
Matrix Service Co.[a]	442,572	10,829,737
Mitcham Industries Inc.[a,b]	215,787	3,821,588
Natural Gas Services Group Inc.[a]	207,942	5,732,961
Newpark Resources Inc.[a]	1,461,250	17,958,762
Nuverra Environmental Solutions Inc.[a,b]	248,970	4,180,206
Parker Drilling Co.[a]	2,021,367	16,433,714
PHI Inc.[a]	214,189	9,295,803
Pioneer Energy Services Corp.[a]	1,059,450	8,486,195
RigNet Inc.[a]	199,896	9,581,015
SEACOR Holdings Inc.[a]	340,921	31,091,995
Tesco Corp.[a]	514,096	10,168,819
TETRA Technologies Inc.[a]	1,327,752	16,411,015
TGC Industries Inc.	269,930	1,970,489
Vantage Drilling Co.[a,b]	3,381,525	6,222,006
Willbros Group Inc.[a]	674,078	6,349,815

		508,443,517
FOOD & STAPLES RETAILING — 1.38%
Andersons Inc. (The)	316,909	28,258,775
Arden Group Inc. Class A	19,882	2,515,272
Casey’s General Stores Inc.	649,168	45,604,052
Chefs’ Warehouse Inc. (The)[a,b]	281,951	8,221,691
Fairway Group Holdings Corp.[a,b]	263,640	4,777,157
Harris Teeter Supermarkets Inc.	837,954	41,353,030
Ingles Markets Inc. Class A	200,807	5,441,870
Natural Grocers by Vitamin Cottage Inc.[a,b]	149,925	6,364,316
Pantry Inc. (The)[a]	397,450	6,669,211
PriceSmart Inc.[b]	319,697	36,937,791
Rite Aid Corp.[a]	12,356,159	62,522,164
Roundy’s Inc.	424,907	4,189,583
Spartan Stores Inc.	625,079	15,176,918
SUPERVALU Inc.[a]	3,442,539	25,096,109
Susser Holdings Corp.[a,b]	305,824	20,028,414
United Natural Foods Inc.[a]	834,384	62,904,210
Village Super Market Inc. Class A	106,570	3,304,736
Weis Markets Inc.	185,546	9,752,298

		389,117,597
FOOD PRODUCTS — 1.66%
Alico Inc.	48,654	1,891,181
Annie’s Inc.[a,b]	232,264	9,996,643
B&G Foods Inc. Class A	893,099	30,284,987
Boulder Brands Inc.[a,b]	1,009,484	16,010,416
Cal-Maine Foods Inc.	251,764	15,163,746
Calavo Growers Inc.	207,575	6,281,219
Chiquita Brands International Inc.[a]	789,002	9,231,323
Darling International Inc.[a]	2,676,179	55,878,617
Diamond Foods Inc.[a,b]	375,514	9,703,282
Farmer Bros. Co.[a,b]	101,331	2,356,959
Fresh Del Monte Produce Inc.	642,101	18,171,458
Griffin Land & Nurseries Inc.	44,223	1,476,164
Hain Celestial Group Inc.[a,b]	649,983	59,005,457
Inventure Foods Inc.[a]	236,789	3,139,822

Security	Shares	Value

J&J Snack Foods Corp.	253,367	$22,445,783
John B. Sanfilippo & Son Inc.	137,715	3,398,806
Lancaster Colony Corp.	312,781	27,571,645
Lifeway Foods Inc.	77,685	1,241,406
Limoneira Co.	169,469	4,506,181
Omega Protein Corp.[a]	335,749	4,126,355
Pilgrim’s Pride Corp.[a,b]	1,027,963	16,704,399
Post Holdings Inc.[a,b]	552,029	27,198,469
Sanderson Farms Inc.	390,238	28,225,915
Seaboard Corp.	4,980	13,918,951
Seneca Foods Corp. Class Aa	136,815	4,363,030
Snyders-Lance Inc.	806,373	23,159,033
Tootsie Roll Industries Inc.[b]	332,450	10,817,923
TreeHouse Foods Inc.[a]	613,822	42,304,612

		468,573,782
GAS UTILITIES — 0.85%
Chesapeake Utilities Corp.	163,659	9,822,813
Delta Natural Gas Co. Inc.	116,114	2,598,631
Laclede Group Inc. (The)	553,707	25,215,817
New Jersey Resources Corp.	705,967	32,643,914
Northwest Natural Gas Co.	456,762	19,558,549
Piedmont Natural Gas Co.[b]	1,279,231	42,419,300
South Jersey Industries Inc.	539,971	30,216,777
Southwest Gas Corp.	784,681	43,871,515
WGL Holdings Inc.	876,305	35,104,778

		241,452,094
HEALTH CARE EQUIPMENT & SUPPLIES — 3.52%
Abaxis Inc.[a]	375,054	15,009,661
ABIOMED Inc.[a,b]	656,920	17,566,041
Accuray Inc.[a,b]	1,258,352	10,960,246
Align Technology Inc.[a]	1,237,372	70,715,810
Alphatec Holdings Inc.[a]	1,044,265	2,098,973
Analogic Corp.	207,500	18,376,200
AngioDynamics Inc.[a]	415,418	7,141,036
Anika Therapeutics Inc.[a,b]	202,714	7,735,566
Antares Pharma Inc.[a,b]	1,920,069	8,601,909
ArthroCare Corp.[a]	478,435	19,252,224
AtriCure Inc.[a]	353,027	6,594,544
Atrion Corp.	26,441	7,833,146
Biolase Inc.[a,b]	597,958	1,692,221
Cantel Medical Corp.	555,765	18,845,991
Cardiovascular Systems Inc.[a]	415,195	14,237,037
Cerus Corp.[a,b]	1,175,291	7,580,627
CONMED Corp.	470,419	19,992,808
CryoLife Inc.	462,241	5,126,253
Cutera Inc.[a]	247,028	2,514,745
Cyberonics Inc.[a]	466,876	30,585,047
Cynosure Inc. Class Aa,b	324,121	8,647,548
Derma Sciences Inc.[a]	230,844	2,497,732
DexCom Inc.[a,b]	1,197,726	42,411,478
Endologix Inc.[a,b]	1,064,985	18,573,338
Exactech Inc.[a]	157,197	3,735,001
GenMark Diagnostics Inc.[a,b]	605,127	8,054,240
Globus Medical Inc. Class Aa,b	926,504	18,696,851
Greatbatch Inc.[a]	405,393	17,934,586
Haemonetics Corp.[a,b]	865,479	36,462,630
HeartWare International Inc.[a,b]	277,129	26,039,041
ICU Medical Inc.[a]	219,778	14,002,056
Insulet Corp.[a,b]	902,850	33,495,735

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

Integra LifeSciences Holdings Corp.[a,b]	387,155	$18,471,165
Invacare Corp.	543,323	12,610,527
LDR Holding Corp.[a,b]	95,842	2,261,871
Masimo Corp.[a]	826,114	24,147,312
Medical Action Industries Inc.[a,b]	245,063	2,097,739
Meridian Bioscience Inc.[b]	703,435	18,662,131
Merit Medical Systems Inc.[a]	722,176	11,367,050
Natus Medical Inc.[a]	514,748	11,581,830
Neogen Corp.[a]	608,361	27,802,098
NuVasive Inc.[a]	749,868	24,243,233
NxStage Medical Inc.[a,b]	1,012,959	10,129,590
OraSure Technologies Inc.[a]	950,476	5,978,494
Orthofix International NVa	332,370	7,584,683
Oxford Immunotec Global PLC[a]	102,564	1,987,690
PhotoMedex Inc.[a,b]	226,106	2,928,073
Quidel Corp.[a,b]	476,492	14,718,838
Rockwell Medical Technologies Inc.[a,b]	669,987	6,994,664
RTI Surgical Inc.[a]	949,200	3,360,168
Solta Medical Inc.[a,b]	1,196,025	3,528,274
Spectranetics Corp.[a,b]	684,468	17,111,700
Staar Surgical Co.[a,b]	625,879	10,132,981
Steris Corp.	998,114	47,959,378
SurModics Inc.[a]	233,893	5,704,650
Symmetry Medical Inc.[a]	637,200	6,422,976
Tandem Diabetes Care Inc.[a,b]	157,429	4,056,945
TearLab Corp.[a,b]	490,052	4,577,086
Thoratec Corp.[a]	968,868	35,460,569
Tornier NVa	442,739	8,319,066
Unilife Corp.[a,b]	1,634,972	7,193,877
Utah Medical Products Inc.	55,976	3,199,588
Vascular Solutions Inc.[a,b]	277,829	6,431,741
Veracyte Inc.[a,b]	83,869	1,216,101
Volcano Corp.[a,b]	925,141	20,214,331
West Pharmaceutical Services Inc.	1,170,701	57,434,591
Wright Medical Group Inc.[a,b]	685,023	21,037,056
Zeltiq Aesthetics Inc.[a,b]	297,985	5,634,896

		995,573,283
HEALTH CARE PROVIDERS & SERVICES — 2.58%
Acadia Healthcare Co. Inc.[a,b]	598,312	28,318,107
Accretive Health Inc.[a,b]	998,700	9,148,092
Addus HomeCare Corp.[a,b]	92,163	2,069,059
Air Methods Corp.[a,b]	658,684	38,421,038
Alliance HealthCare Services Inc.[a]	84,772	2,097,259
Almost Family Inc.[a]	140,298	4,535,834
Amedisys Inc.[a,b]	535,808	7,838,871
AMN Healthcare Services Inc.[a]	781,807	11,492,563
AmSurg Corp.[a]	542,477	24,910,544
Bio-Reference Laboratories Inc.[a,b]	415,202	10,604,259
BioScrip Inc.[a]	990,249	7,327,843
Capital Senior Living Corp.[a,b]	486,252	11,665,186
Centene Corp.[a]	921,295	54,310,340
Chemed Corp.[b]	298,124	22,842,261
Chindex International Inc.[a,b]	214,113	3,731,990
CorVel Corp.[a]	192,468	8,988,256
Cross Country Healthcare Inc.[a]	460,211	4,592,906
Emeritus Corp.[a]	682,956	14,772,338
Ensign Group Inc. (The)	329,766	14,598,741
ExamWorks Group Inc.[a,b]	513,582	15,340,694
Five Star Quality Care Inc.[a]	729,112	4,002,825
Gentiva Health Services Inc.[a]	532,208	6,604,701
Hanger Inc.[a]	587,810	23,124,445

Security	Shares	Value

HealthSouth Corp.[b]	1,476,870	$49,209,308
Healthways Inc.[a,b]	582,140	8,935,849
IPC The Hospitalist Co. Inc.[a,b]	284,398	16,890,397
Kindred Healthcare Inc.	916,412	18,089,973
Landauer Inc.	160,579	8,448,061
LHC Group Inc.[a]	204,588	4,918,296
Magellan Health Services Inc.[a]	459,027	27,500,308
Molina Healthcare Inc.[a,b]	480,775	16,706,931
MWI Veterinary Supply Inc.[a]	216,816	36,986,641
National Healthcare Corp.	181,342	9,776,147
National Research Corp. Class Aa	165,705	3,118,568
Owens & Minor Inc.[b]	1,072,745	39,219,557
PharMerica Corp.[a,b]	501,256	10,777,004
Providence Service Corp. (The)[a]	178,450	4,589,734
Select Medical Holdings Corp.	819,731	9,517,077
Skilled Healthcare Group Inc. Class Aa	333,920	1,606,155
Surgical Care Affiliates Inc.[a,b]	190,407	6,633,780
Team Health Holdings Inc.[a,b]	1,162,687	52,960,393
Triple-S Management Corp. Class Ba	403,714	7,848,200
U.S. Physical Therapy Inc.	204,984	7,227,736
Universal American Corp.	645,291	4,710,624
USMD Holdings Inc.[a,b]	18,361	369,240
WellCare Health Plans Inc.[a]	735,837	51,817,642

		729,195,773
HEALTH CARE TECHNOLOGY — 0.89%
athenahealth Inc.[a,b]	621,547	83,598,072
Computer Programs and Systems Inc.	187,236	11,573,057
HealthStream Inc.[a]	341,947	11,205,603
HMS Holdings Corp.[a,b]	1,482,342	33,693,634
MedAssets Inc.[a]	1,033,268	20,489,704
Medidata Solutions Inc.[a]	899,732	54,496,767
Merge Healthcare Inc.[a,b]	1,100,199	2,552,462
Omnicell Inc.[a]	582,633	14,874,620
Quality Systems Inc.	675,568	14,227,462
Vocera Communications Inc.[a,b]	360,419	5,626,141

		252,337,522
HOTELS, RESTAURANTS & LEISURE — 2.81%
AFC Enterprises Inc.[a,b]	405,325	15,605,012
Biglari Holdings Inc.[a]	24,538	12,431,932
BJ’s Restaurants Inc.[a]	418,409	12,995,784
Bloomin’ Brands Inc.[a]	938,110	22,524,021
Bob Evans Farms Inc.	472,867	23,922,342
Boyd Gaming Corp.[a,b]	1,179,357	13,279,560
Bravo Brio Restaurant Group Inc.[a]	335,198	5,453,671
Buffalo Wild Wings Inc.[a,b]	317,731	46,770,003
Caesars Entertainment Corp.[a,b]	682,525	14,701,588
Carrols Restaurant Group Inc.[a,b]	398,541	2,634,356
CEC Entertainment Inc.	301,558	13,352,988
Cheesecake Factory Inc. (The)	903,071	43,591,237
Churchill Downs Inc.	233,201	20,906,470
Chuy’s Holdings Inc.[a]	275,489	9,923,114
ClubCorp Holdings Inc.	350,665	6,220,797
Cracker Barrel Old Country Store Inc.	332,074	36,551,385
Del Frisco’s Restaurant Group Inc.[a]	180,607	4,256,907
Denny’s Corp.[a]	1,557,989	11,201,941
Diamond Resorts International Inc.[a,b]	303,808	5,608,296
DineEquity Inc.	280,371	23,424,997
Diversified Restaurant Holdings Inc.[a,b]	180,685	861,867
Einstein Noah Restaurant Group Inc.	109,219	1,583,676

188

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

Fiesta Restaurant Group Inc.[a,b]	378,846	$19,790,915
Ignite Restaurant Group Inc.[a,b]	121,498	1,518,725
International Speedway Corp. Class A	472,252	16,760,223
Interval Leisure Group Inc.[b]	667,714	20,632,363
Isle of Capri Casinos Inc.[a]	357,356	3,216,204
Jack in the Box Inc.[a]	753,603	37,695,222
Jamba Inc.[a,b]	280,486	3,486,441
Krispy Kreme Doughnuts Inc.[a,b]	1,110,595	21,423,378
Life Time Fitness Inc.[a,b]	727,685	34,201,195
Luby’s Inc.[a]	336,237	2,595,750
Marcus Corp. (The)	311,629	4,188,294
Marriott Vacations Worldwide Corp.[a]	492,565	25,987,729
Monarch Casino & Resort Inc.[a]	144,867	2,908,929
Morgans Hotel Group Co.[a,b]	448,846	3,649,118
Multimedia Games Holding Co. Inc.[a]	489,208	15,341,563
Nathan’s Famous Inc.[a]	46,912	2,364,834
Noodles & Co.[a,b]	105,628	3,794,158
Orient-Express Hotels Ltd. Class Aa	1,624,294	24,543,082
Papa John’s International Inc.	543,139	24,658,511
Pinnacle Entertainment Inc.[a]	876,685	22,785,043
Potbelly Corp.[a,b]	147,606	3,583,874
Red Robin Gourmet Burgers Inc.[a]	240,158	17,661,219
Ruby Tuesday Inc.[a]	1,027,085	7,117,699
Ruth’s Hospitality Group Inc.	604,271	8,586,691
Scientific Games Corp. Class Aa	810,107	13,715,112
Sonic Corp.[a]	952,249	19,225,907
Speedway Motorsports Inc.	195,867	3,887,960
Texas Roadhouse Inc.	1,058,286	29,420,351
Town Sports International Holdings Inc.	404,472	5,970,007
Vail Resorts Inc.	608,106	45,747,814

		794,260,255
HOUSEHOLD DURABLES — 1.13%
Bassett Furniture Industries Inc.	182,771	2,792,741
Beazer Homes USA Inc.[a,b]	424,036	10,354,959
Blyth Inc.[b]	156,723	1,705,146
Cavco Industries Inc.[a]	117,528	8,074,174
CSS Industries Inc.	142,294	4,080,992
Ethan Allen Interiors Inc.	421,309	12,816,220
EveryWare Global Inc.[a,b]	164,900	1,365,372
Flexsteel Industries	82,648	2,539,773
Helen of Troy Ltd.[a]	540,825	26,776,246
Hooker Furniture Corp.	181,275	3,023,667
Hovnanian Enterprises Inc. Class Aa,b	1,910,944	12,650,449
iRobot Corp.[a,b]	479,563	16,674,405
KB Home	1,416,683	25,896,965
La-Z-Boy Inc.	884,509	27,419,779
LGI Homes Inc.[a]	155,611	2,768,320
Libbey Inc.[a]	353,921	7,432,341
Lifetime Brands Inc.	171,991	2,705,418
M.D.C. Holdings Inc.	662,496	21,358,871
M/I Homes Inc.[a]	408,163	10,387,748
Meritage Homes Corp.[a]	612,896	29,412,879
NACCO Industries Inc. Class A	79,782	4,961,643
Ryland Group Inc. (The)	779,407	33,834,058
Skullcandy Inc.[a]	303,718	2,189,807
Standard-Pacific Corp.[a,b]	2,513,360	22,745,908
TRI Pointe Homes Inc.[a,b]	248,663	4,955,854
UCP Inc.[a]	130,075	1,904,298
Universal Electronics Inc.[a]	252,946	9,639,772
WCI Communities Inc.[a,b]	114,739	2,190,368
William Lyon Homes Class Aa,b	231,789	5,131,808
Zagg Inc.[a,b]	518,047	2,253,504

		320,043,485

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.22%
Central Garden & Pet Co. Class Aa	717,806	$4,845,190
Harbinger Group Inc.[a,b]	556,491	6,594,418
Oil-Dri Corp. of America	81,542	3,085,549
Orchids Paper Products Co.	100,926	3,314,410
Spectrum Brands Holdings Inc.	364,523	25,717,098
WD-40 Co.	262,385	19,594,912

		63,151,577
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.22%
Atlantic Power Corp.	2,039,567	7,097,693
Dynegy Inc.[a,b]	1,694,600	36,467,792
Genie Energy Ltd. Class Ba	218,392	2,229,782
Ormat Technologies Inc.[b]	299,489	8,149,096
Pattern Energy Group Inc.[b]	311,441	9,439,777

		63,384,140
INDUSTRIAL CONGLOMERATES — 0.09%
Raven Industries Inc.	616,436	25,360,177

		25,360,177
INSURANCE — 2.42%
Ambac Financial Group Inc.[a]	677,583	16,641,438
American Equity Investment Life Holding Co.	1,085,465	28,634,567
Amerisafe Inc.	312,189	13,186,863
AmTrust Financial Services Inc.[b]	525,967	17,193,861
Argo Group International Holdings Ltd.	461,016	21,432,634
Baldwin & Lyons Inc. Class B	155,172	4,239,299
Blue Capital Reinsurance Holdings Ltd.[a,b]	103,877	1,908,220
Citizens Inc.[a,b]	732,922	6,413,067
CNO Financial Group Inc.	3,758,982	66,496,392
Crawford & Co. Class B	442,519	4,088,876
Donegal Group Inc. Class A	125,660	1,997,994
Eastern Insurance Holdings Inc.	108,558	2,658,585
eHealth Inc.[a]	311,924	14,501,347
EMC Insurance Group Inc.	76,824	2,352,351
Employers Holdings Inc.	525,053	16,617,927
Enstar Group Ltd.[a]	161,560	22,442,300
FBL Financial Group Inc. Class A	150,622	6,746,359
First American Financial Corp.	1,831,505	51,648,441
Fortegra Financial Corp.[a]	108,160	894,483
Global Indemnity PLC[a]	142,655	3,609,172
Greenlight Capital Re Ltd. Class Aa,b	478,678	16,136,235
Hallmark Financial Services Inc.[a]	239,310	2,126,269
HCI Group Inc.[b]	165,838	8,872,333
Health Insurance Innovations Inc.[a,b]	82,249	831,537
Hilltop Holdings Inc.[a]	1,052,383	24,341,619
Horace Mann Educators Corp.	673,016	21,226,925
Independence Holding Co.	132,730	1,790,528
Infinity Property and Casualty Corp.	195,573	14,032,363
Investors Title Co.	22,457	1,818,568
Kansas City Life Insurance Co.	66,591	3,179,054
Maiden Holdings Ltd.	846,325	9,250,332
Meadowbrook Insurance Group Inc.	839,199	5,840,825
Montpelier Re Holdings Ltd.[b]	745,244	21,686,600
National Interstate Corp.	111,841	2,572,343

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

National Western Life Insurance Co. Class A	37,216	$8,319,637
Navigators Group Inc. (The)[a]	175,342	11,074,601
OneBeacon Insurance Group Ltd. Class A	380,663	6,022,089
Phoenix Companies Inc. (The)[a,b]	98,685	6,059,259
Platinum Underwriters Holdings Ltd.	494,564	30,306,882
Primerica Inc.	965,356	41,423,426
RLI Corp.	360,675	35,122,531
Safety Insurance Group Inc.	218,773	12,316,920
Selective Insurance Group Inc.	937,529	25,369,535
State Auto Financial Corp.	251,816	5,348,572
Stewart Information Services Corp.	361,776	11,674,512
Symetra Financial Corp.	1,381,582	26,194,795
Third Point Reinsurance Ltd.[a]	431,589	7,997,344
Tower Group International Ltd.[b]	972,576	3,287,307
United Fire Group Inc.	349,207	10,008,273
Universal Insurance Holdings Inc.[b]	442,552	6,408,153

		684,343,543
INTERNET & CATALOG RETAIL — 0.44%
1-800-FLOWERS.COM Inc. Class Aa,b	434,427	2,350,250
Blue Nile Inc.[a,b]	209,274	9,854,713
FTD Companies Inc.[a,b]	314,082	10,232,792
HSN Inc.	571,651	35,613,857
NutriSystem Inc.	487,908	8,021,207
Orbitz Worldwide Inc.[a,b]	405,816	2,913,759
Overstock.com Inc.[a,b]	189,649	5,839,293
PetMed Express Inc.	344,258	5,725,011
RetailMeNot Inc.[a]	160,027	4,607,177
Shutterfly Inc.[a,b]	641,715	32,682,545
Valuevision Media Inc. Class Aa	662,416	4,630,288
Vitacost.com Inc.[a,b]	370,474	2,145,044

		124,615,936
INTERNET SOFTWARE & SERVICES — 3.07%
Angie’s List Inc.[a,b]	717,095	10,863,989
Bankrate Inc.[a,b]	784,261	14,069,642
Bazaarvoice Inc.[a,b]	818,994	6,486,432
Benefitfocus Inc.[a,b]	86,493	4,994,106
Blucora Inc.[a,b]	695,117	20,269,612
Brightcove Inc.[a]	474,103	6,703,816
Carbonite Inc.[a,b]	204,085	2,414,326
ChannelAdvisor Corp.[a,b]	107,792	4,496,004
Chegg Inc.[a]	249,547	2,123,645
comScore Inc.[a]	605,458	17,322,153
Constant Contact Inc.[a]	520,961	16,186,258
Cornerstone OnDemand Inc.[a,b]	684,044	36,486,907
CoStar Group Inc.[a]	482,793	89,113,932
Cvent Inc.[a,b]	110,608	4,025,025
Dealertrack Technologies Inc.[a]	734,936	35,335,723
Demand Media Inc.[a,b]	610,421	3,522,129
Demandware Inc.[a,b]	312,074	20,010,185
Dice Holdings Inc.[a,b]	650,594	4,716,807
Digital River Inc.[a]	568,284	10,513,254
E2open Inc.[a,b]	248,549	5,942,807
EarthLink Inc.	1,750,121	8,873,113
eGain Corp.[a]	220,219	2,255,043
Endurance International Group Holdings Inc.[a]	371,918	5,273,797
Envestnet Inc.[a,b]	383,140	15,440,542
Global Eagle Entertainment Inc.[a,b]	381,844	5,678,020
Gogo Inc.[a,b]	185,765	4,608,830
Internap Network Services Corp.[a]	915,957	6,887,997

Security	Shares	Value

IntraLinks Holdings Inc.[a]	648,615	$7,854,728
j2 Global Inc.[b]	778,081	38,911,831
Limelight Networks Inc.[a,b]	900,058	1,782,115
Liquidity Services Inc.[a,b]	419,103	9,496,874
LivePerson Inc.[a]	935,006	13,856,789
LogMeIn Inc.[a]	412,428	13,836,959
Marchex Inc. Class B	382,145	3,305,554
Marin Software Inc.[a,b]	154,807	1,585,224
Marketo Inc.[a,b]	117,365	4,350,721
Millennial Media Inc.[a,b]	593,453	4,314,403
Monster Worldwide Inc.[a]	1,782,310	12,707,870
Move Inc.[a,b]	676,888	10,823,439
Net Element Inc.[a,b]	37,892	165,588
NIC Inc.	1,099,877	27,353,941
OpenTable Inc.[a,b]	385,120	30,566,974
Perficient Inc.[a]	568,476	13,313,708
QuinStreet Inc.[a]	537,429	4,670,258
RealNetworks Inc.[a]	378,584	2,858,309
Reis Inc.[a,b]	140,558	2,702,930
Responsys Inc.[a]	621,932	17,047,156
Rocket Fuel Inc.[a,b]	83,763	5,150,587
SciQuest Inc.[a,b]	386,635	11,011,365
Shutterstock Inc.[a,b]	125,363	10,484,108
Spark Networks Inc.[a,b]	296,013	1,823,440
SPS Commerce Inc.[a,b]	271,063	17,700,414
Stamps.com Inc.[a]	220,166	9,268,989
Support.com Inc.[a]	894,258	3,389,238
TechTarget Inc.[a]	201,209	1,380,294
Textura Corp.[a,b]	93,323	2,794,091
Travelzoo Inc.a	133,505	2,846,327
Tremor Video Inc.[a,b]	125,551	728,196
Trulia Inc.[a,b]	469,887	16,572,914
United Online Inc.	223,883	3,080,630
Unwired Planet Inc.[a]	1,510,421	2,084,381
ValueClick Inc.[a,b]	1,128,224	26,366,595
VistaPrint NVa,b	551,835	31,371,820
Vocus Inc.[a,b]	316,950	3,610,061
Web.com Group Inc.[a,b]	710,758	22,594,997
WebMD Health Corp.[a,b]	480,571	18,982,554
Wix.com Ltd.[a,b]	142,004	3,812,807
XO Group Inc.[a]	456,956	6,790,366
Xoom Corp.[a,b]	140,379	3,842,173
Yelp Inc.[a,b]	549,334	37,876,579
YuMe Inc.[a,b]	88,617	660,197
Zillow Inc. Class Aa,b	394,962	32,280,244
Zix Corp.[a,b]	1,038,648	4,736,235

		867,359,067
IT SERVICES — 2.23%
Acxiom Corp.[a]	1,251,655	46,286,202
Blackhawk Network Holdings Inc.[a,b]	193,803	4,895,464
CACI International Inc. Class Aa,b	389,927	28,550,455
Cardtronics Inc.[a]	758,167	32,942,356
Cass Information Systems Inc.	174,973	11,784,431
CIBER Inc.[a]	1,257,453	5,205,855
Computer Task Group Inc.[b]	265,241	5,013,055
Convergys Corp.	1,780,018	37,469,379
CSG Systems International Inc.	574,735	16,897,209
EPAM Systems Inc.[a]	371,070	12,965,186
Euronet Worldwide Inc.[a]	844,285	40,399,037
EVERTEC Inc.	500,724	12,347,854
ExlService Holdings Inc.[a]	553,666	15,292,255

190

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

Forrester Research Inc.	214,094	$8,191,236
Global Cash Access Inc.[a]	1,116,905	11,157,881
Hackett Group Inc. (The)	437,361	2,716,012
Heartland Payment Systems Inc.	615,857	30,694,313
Higher One Holdings Inc.[a,b]	527,113	5,144,623
iGATE Corp.[a]	590,710	23,722,914
Lionbridge Technologies Inc.[a]	980,162	5,841,765
Luxoft Holding Inc.[a]	78,715	2,989,596
ManTech International Corp. Class Ab	404,751	12,114,197
MAXIMUS Inc.	1,156,538	50,876,107
ModusLink Global Solutions Inc.[a]	623,808	3,574,420
MoneyGram International Inc.[a]	365,418	7,593,386
Planet Payment Inc.[a,b]	715,961	1,990,372
PRGX Global Inc.[a]	486,312	3,268,017
Sapient Corp.[a]	1,865,077	32,377,737
ServiceSource International Inc.[a,b]	1,036,259	8,683,850
Sykes Enterprises Inc.[a]	666,398	14,534,140
Syntel Inc.	261,635	23,795,703
TeleTech Holdings Inc.[a]	339,344	8,123,895
Unisys Corp.[a,b]	748,412	25,124,191
Virtusa Corp.[a]	347,144	13,222,715
WEX Inc.[a]	656,522	65,015,374

		630,801,182
LEISURE EQUIPMENT & PRODUCTS — 0.55%
Arctic Cat Inc.	223,411	12,729,959
Black Diamond Inc.[a,b]	380,778	5,075,771
Brunswick Corp.	1,530,264	70,483,960
Callaway Golf Co.	1,206,970	10,174,757
JAKKS Pacific Inc.[b]	323,645	2,178,131
Johnson Outdoors Inc. Class A	83,438	2,248,654
LeapFrog Enterprises Inc.[a,b]	1,082,339	8,593,772
Marine Products Corp.	179,848	1,807,472
Nautilus Inc.[a,b]	523,173	4,410,348
Smith & Wesson Holding Corp.[a,b]	945,165	12,750,276
Sturm, Ruger & Co. Inc.[b]	326,402	23,856,722

		154,309,822
LIFE SCIENCES TOOLS & SERVICES — 0.41%
Accelerate Diagnostics Inc.[a,b]	190,191	2,320,330
Affymetrix Inc.[a,b]	1,199,525	10,279,929
Albany Molecular Research Inc.[a,b]	400,611	4,038,159
Cambrex Corp.[a]	511,523	9,120,455
Fluidigm Corp.[a]	431,394	16,531,018
Furiex Pharmaceuticals Inc.[a,b]	111,826	4,697,810
Harvard Bioscience Inc.[a]	427,123	2,007,478
Luminex Corp.[a]	633,598	12,291,801
NeoGenomics Inc.[a]	553,941	2,005,267
Pacific Biosciences of California Inc.[a,b]	808,193	4,226,850
PAREXEL International Corp.[a]	963,045	43,510,373
Sequenom Inc.[a,b]	1,974,207	4,619,644

		115,649,114
MACHINERY — 3.31%
Accuride Corp.[a,b]	675,241	2,518,649
Actuant Corp. Class A	1,239,352	45,409,857
Alamo Group Inc.	120,861	7,335,054
Albany International Corp. Class A	474,207	17,038,257
Altra Industrial Motion Corp.	458,324	15,683,847
American Railcar Industries Inc.[b]	159,416	7,293,282

Security	Shares	Value

Ampco-Pittsburgh Corp.	142,352	$2,768,746
Astec Industries Inc.	345,906	13,362,349
Barnes Group Inc.	910,832	34,893,974
Blount International Inc.[a,b]	835,735	12,093,085
Briggs & Stratton Corp.[b]	817,139	17,780,945
Chart Industries Inc.[a,b]	513,530	49,114,009
CIRCOR International Inc.	297,873	24,062,181
CLARCOR Inc.	841,073	54,123,048
Columbus McKinnon Corp.[a]	330,932	8,981,494
Commercial Vehicle Group Inc.[a,b]	403,803	2,935,648
Douglas Dynamics Inc.[b]	380,165	6,394,375
Dynamic Materials Corp.	230,407	5,009,048
Energy Recovery Inc.[a,b]	745,189	4,143,251
EnPro Industries Inc.[a,b]	354,092	20,413,404
ESCO Technologies Inc.	448,436	15,363,417
ExOne Co. (The)[a,b]	111,203	6,723,333
Federal Signal Corp.[a]	1,059,321	15,519,053
Flow International Corp.[a]	819,213	3,309,621
FreightCar America Inc.	202,585	5,392,813
Global Brass & Copper Holdings Inc.	135,762	2,246,861
Gorman-Rupp Co. (The)	324,438	10,845,971
Graham Corp.	168,432	6,112,397
Greenbrier Companies Inc. (The)[a,b]	414,940	13,626,630
Hardinge Inc.	199,333	2,884,349
Hurco Companies Inc.	108,356	2,709,984
Hyster-Yale Materials Handling Inc.	178,459	16,625,240
John Bean Technologies Corp.	490,824	14,395,868
Kadant Inc.	189,121	7,663,183
L.B. Foster Co. Class A	171,622	8,116,004
Lindsay Corp.[b]	218,139	18,051,002
Lydall Inc.[a]	286,899	5,055,160
Manitex International Inc.[a,b]	232,978	3,699,691
Meritor Inc.[a]	1,653,976	17,250,970
Middleby Corp. (The)[a,b]	317,968	76,302,781
Miller Industries Inc.	189,504	3,530,460
Mueller Industries Inc.	475,037	29,932,081
Mueller Water Products Inc. Class A	2,677,107	25,084,493
NN Inc.	288,603	5,826,895
Omega Flex Inc.	47,995	981,978
PMFG Inc.[a]	354,406	3,207,374
Proto Labs Inc.[a,b]	289,464	20,604,048
RBC Bearings Inc.[a]	389,779	27,576,864
Rexnord Corp.[a,b]	514,125	13,886,516
Standex International Corp.	215,605	13,557,242
Sun Hydraulics Corp.	364,064	14,864,733
Tecumseh Products Co. Class Aa	311,530	2,819,346
Tennant Co.	312,033	21,158,958
Titan International Inc.[b]	906,941	16,306,799
TriMas Corp.[a]	759,186	30,283,930
Twin Disc Inc.	140,170	3,629,001
Wabash National Corp.[a,b]	1,161,938	14,349,934
Watts Water Technologies Inc. Class A	483,679	29,925,220
Woodward Inc.	1,164,077	53,093,552
Xerium Technologies Inc.[a,b]	184,021	3,034,506

		936,902,761
MARINE — 0.08%
International Shipholding Corp.	96,263	2,839,758
Matson Inc.	723,771	18,897,661
Ultrapetrol (Bahamas) Ltd.[a]	360,323	1,347,608

		23,085,027

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

MEDIA — 1.45%
A.H. Belo Corp. Class A	318,211	$2,377,036
Beasley Broadcast Group Inc. Class A	75,152	656,077
Carmike Cinemas Inc.[a]	389,756	10,850,807
Central European Media Enterprises Ltd. Class Aa,b	1,306,489	5,016,918
Crown Media Holdings Inc. Class Aa	583,702	2,060,468
Cumulus Media Inc. Class Aa,b	1,463,830	11,315,406
Daily Journal Corp.[a]	15,651	2,895,279
Dex Media Inc.[a,b]	288,648	1,957,033
Digital Generation Inc.[a,b]	407,060	5,190,015
E.W. Scripps Co. (The) Class Aa,b	530,696	11,526,717
Entercom Communications Corp. Class Aa,b	402,405	4,229,277
Entravision Communications Corp. Class A	943,483	5,745,811
Global Sources Ltd.[a]	321,680	2,615,258
Gray Television Inc.[a]	852,423	12,684,054
Harte-Hanks Inc.	735,171	5,749,037
Hemisphere Media Group Inc.[a,b]	145,141	1,722,824
Journal Communications Inc. Class Aa	743,942	6,926,100
Live Nation Entertainment Inc.[a]	2,383,287	47,093,751
Loral Space & Communications Inc.[a]	220,944	17,892,045
Martha Stewart Living Omnimedia Inc. Class Aa	419,184	1,760,573
McClatchy Co. (The) Class Aa,b	1,044,069	3,549,835
MDC Partners Inc.	641,724	16,370,379
Media General Inc. Class Aa,b	331,281	7,486,951
Meredith Corp.	603,437	31,258,037
National CineMedia Inc.	1,020,841	20,375,986
New York Times Co. (The) Class Ab	2,180,236	34,600,345
Nexstar Broadcasting Group Inc.	497,784	27,741,502
ReachLocal Inc.[a,b]	178,457	2,268,188
Reading International Inc. Class Aa	293,732	2,200,053
Rentrak Corp.[a,b]	176,059	6,670,876
Saga Communications Inc. Class A	82,506	4,150,052
Salem Communications Corp. Class A	181,233	1,576,727
Scholastic Corp.	448,840	15,265,048
SFX Entertainment Inc.[a,b]	342,088	4,105,056
Sinclair Broadcast Group Inc. Class A	1,159,103	41,414,750
Valassis Communications Inc.[b]	658,519	22,554,276
World Wrestling Entertainment Inc. Class A	485,570	8,050,751

		409,903,298
METALS & MINING — 1.40%
A.M. Castle & Co.[a,b]	300,341	4,436,037
AK Steel Holding Corp.[a,b]	2,312,847	18,965,345
Allied Nevada Gold Corp.[a,b]	1,764,840	6,265,182
AMCOL International Corp.	472,324	16,049,570
Century Aluminum Co.[a]	867,410	9,073,109
Coeur Mining Inc.[a]	1,721,054	18,673,436
Commercial Metals Co.	1,980,031	40,254,030
General Moly Inc.[a,b]	967,696	1,296,713
Gerber Scientific Inc. Escrow[a,d]	276,144	2,761
Globe Specialty Metals Inc.	1,093,480	19,693,575
Gold Resource Corp.[b]	558,661	2,530,734
Handy & Harman Ltd.[a]	92,041	2,228,313
Haynes International Inc.	209,456	11,570,349
Hecla Mining Co.	5,643,917	17,383,264
Horsehead Holding Corp.[a,b]	852,976	13,826,741
Kaiser Aluminum Corp.	320,460	22,509,110
Materion Corp.	347,303	10,714,298
Midway Gold Corp.[a]	1,890,387	1,531,213
Molycorp Inc.[a,b]	2,517,417	14,147,884
Noranda Aluminium Holding Corp.	568,039	1,868,848

Security	Shares	Value

Olympic Steel Inc.	152,975	$4,433,216
Paramount Gold and Silver Corp.[a,b]	2,322,664	2,164,258
RTI International Metals Inc.[a]	531,639	18,187,370
Schnitzer Steel Industries Inc. Class A	436,771	14,269,309
Stillwater Mining Co.[a,b]	2,002,802	24,714,577
SunCoke Energy Inc.[a]	1,186,554	27,065,297
Universal Stainless & Alloy Products Inc.[a,b]	116,740	4,209,644
US Silica Holdings Inc.[b]	363,887	12,412,186
Walter Energy Inc.[b]	1,061,780	17,657,401
Worthington Industries Inc.	895,705	37,691,266

		395,825,036
MULTI-UTILITIES — 0.34%
Avista Corp.	1,012,540	28,543,503
Black Hills Corp.	752,882	39,533,834
NorthWestern Corp.	640,135	27,730,648

		95,807,985
MULTILINE RETAIL — 0.13%
Bon-Ton Stores Inc. (The)	232,176	3,779,825
Burlington Stores Inc.[a]	259,539	8,305,248
Fred’s Inc. Class A	623,366	11,544,738
Gordmans Stores Inc.	149,738	1,148,491
Tuesday Morning Corp.[a,b]	726,970	11,602,441

		36,380,743
OIL, GAS & CONSUMABLE FUELS — 3.65%
Abraxas Petroleum Corp.[a,b]	1,407,496	4,616,587
Adams Resources & Energy Inc.	35,933	2,461,411
Alon USA Energy Inc.[b]	392,752	6,496,118
Alpha Natural Resources Inc.[a,b]	3,744,092	26,732,817
Amyris Inc.[a,b]	441,472	2,335,387
Apco Oil and Gas International Inc.[a]	156,211	2,435,329
Approach Resources Inc.[a,b]	589,226	11,366,170
Arch Coal Inc.[b]	3,601,194	16,025,313
Athlon Energy Inc.[a]	306,966	9,285,722
Bill Barrett Corp.[a,b]	826,900	22,144,382
Bonanza Creek Energy Inc.[a,b]	499,106	21,696,138
BPZ Resources Inc.[a,b]	2,030,474	3,695,463
Callon Petroleum Co.[a]	675,151	4,408,736
Carrizo Oil & Gas Inc.[a]	768,388	34,400,731
Clayton Williams Energy Inc.[a]	99,868	8,184,183
Clean Energy Fuels Corp.[a,b]	1,156,012	14,889,435
Cloud Peak Energy Inc.[a]	1,031,923	18,574,614
Comstock Resources Inc.	819,342	14,985,765
Contango Oil & Gas Co.[a]	251,512	11,886,457
Crosstex Energy Inc.	806,955	29,179,493
Delek US Holdings Inc.	629,934	21,676,029
Diamondback Energy Inc.[a,b]	331,213	17,507,919
Emerald Oil Inc.[a,b]	958,597	7,342,853
Endeavour International Corp.[a,b]	798,717	4,193,264
Energy XXI (Bermuda) Ltd.[b]	1,345,133	36,399,299
EPL Oil & Gas Inc.[a,b]	506,374	14,431,659
Equal Energy Ltd.	599,533	3,201,506
Evolution Petroleum Corp.	289,748	3,575,490
EXCO Resources Inc.[b]	2,302,370	12,225,585
Forest Oil Corp.[a,b]	2,029,670	7,327,109
Frontline Ltd.[a,b]	880,168	3,291,828
FX Energy Inc.[a,b]	900,579	3,296,119
GasLog Ltd.	430,166	7,351,537

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

Gastar Exploration Ltd.[a]	946,223	$6,547,863
Goodrich Petroleum Corp.[a,b]	528,762	8,999,529
Green Plains Renewable Energy Inc.	431,020	8,357,478
Halcon Resources Corp.[a,b]	3,930,071	15,170,074
Hallador Energy Co.	146,402	1,180,000
Isramco Inc.[a,b]	15,831	2,011,329
Jones Energy Inc. Class Aa	192,583	2,788,602
KiOR Inc. Class Aa,b	739,315	1,242,049
Knightsbridge Tankers Ltd.[b]	515,882	4,740,956
Kodiak Oil & Gas Corp.[a]	4,493,717	50,374,568
L&L Energy Inc.[a,b]	466,175	783,174
Linn Co. LLC	15,987	492,556
Magnum Hunter Resources Corp.[a,b]	2,914,604	21,305,755
Matador Resources Co.[a,b]	986,424	18,386,943
Midstates Petroleum Co. Inc.[a,b]	559,957	3,706,915
Miller Energy Resources Inc.[a,b]	513,044	3,611,830
Nordic American Tankers Ltd.[b]	1,271,793	12,336,392
Northern Oil and Gas Inc.[a,b]	1,082,304	16,310,321
Panhandle Oil and Gas Inc.	117,566	3,927,880
PDC Energy Inc.[a]	601,691	32,021,995
Penn Virginia Corp.[a,b]	931,489	8,783,941
PetroCorp Inc. Escrow[a,d]	26,106	—
PetroQuest Energy Inc.[a]	956,847	4,133,579
Quicksilver Resources Inc.[a,b]	2,095,648	6,433,639
Renewable Energy Group Inc.[a,b]	363,825	4,169,435
Rentech Inc.[a]	2,622,311	4,589,044
Resolute Energy Corp.[a,b]	1,149,752	10,382,261
REX American Resources Corp.[a]	92,658	4,142,739
Rex Energy Corp.[a,b]	766,956	15,116,703
Rosetta Resources Inc.[a]	1,034,365	49,690,895
Sanchez Energy Corp.[a,b]	645,757	15,827,504
Scorpio Tankers Inc.	3,128,997	36,890,875
SemGroup Corp. Class A	712,058	46,447,543
Ship Finance International Ltd.[b]	949,540	15,553,465
Solazyme Inc.[a,b]	814,055	8,865,059
Stone Energy Corp.[a]	844,138	29,198,733
Swift Energy Co.[a,b]	736,101	9,937,363
Synergy Resources Corp.[a,b]	860,811	7,971,110
Targa Resources Corp.	557,100	49,119,507
Teekay Tankers Ltd. Class Ab	1,051,838	4,133,723
Triangle Petroleum Corp.[a,b]	1,149,071	9,560,271
Ur-Energy Inc.[a]	2,044,413	2,821,290
Uranium Energy Corp.[a,b]	1,440,252	2,880,504
VAALCO Energy Inc.[a,b]	978,834	6,744,166
W&T Offshore Inc.[b]	590,589	9,449,424
Warren Resources Inc.[a]	1,245,315	3,910,289
Western Refining Inc.[b]	915,032	38,806,507
Westmoreland Coal Co.[a]	200,605	3,869,670
ZaZa Energy Corp.[a,b]	624,176	596,463

		1,031,942,359
PAPER & FOREST PRODUCTS — 0.74%
Boise Cascade Co.[a]	209,120	6,164,858
Clearwater Paper Corp.[a]	355,713	18,674,932
Deltic Timber Corp.	189,204	12,854,520
KapStone Paper and Packaging Corp.[a]	691,783	38,642,998
Louisiana-Pacific Corp.[a]	2,360,623	43,695,132
Neenah Paper Inc.	271,109	11,595,332
P.H. Glatfelter Co.	728,027	20,122,666
Resolute Forest Products Inc.[a,b]	1,184,129	18,969,747
Schweitzer-Mauduit International Inc.	532,036	27,383,893
Wausau Paper Corp.	838,656	10,634,158

		208,738,236

Security	Shares	Value

PERSONAL PRODUCTS — 0.22%
Elizabeth Arden Inc.[a,b]	435,024	$15,421,601
Female Health Co. (The)	364,579	3,098,921
Inter Parfums Inc.	279,082	9,993,926
Lifevantage Corp.[a,b]	1,751,438	2,889,873
Medifast Inc.[a,b]	234,293	6,122,076
Nature’s Sunshine Products Inc.	182,452	3,160,069
Nutraceutical International Corp.[a]	144,919	3,880,931
Revlon Inc. Class Aa	194,355	4,851,101
Star Scientific Inc.[a,b]	2,844,135	3,299,197
Synutra International Inc.[a]	294,742	2,617,309
USANA Health Sciences Inc.[a,b]	101,361	7,660,864

		62,995,868
PHARMACEUTICALS — 1.68%
AcelRx Pharmaceuticals Inc.[a,b]	394,948	4,466,862
Aerie Pharmaceuticals Inc.[a,b]	128,455	2,307,052
Akorn Inc.[a,b]	987,210	24,314,982
Alimera Sciences Inc.[a,b]	285,403	1,344,248
Ampio Pharmaceuticals Inc.[a,b]	526,133	3,751,328
Aratana Therapeutics Inc.[a,b]	111,921	2,137,691
Auxilium Pharmaceuticals Inc.[a,b]	836,376	17,346,438
AVANIR Pharmaceuticals Inc. Class Aa,b	2,448,751	8,227,803
BioDelivery Sciences International Inc.[a,b]	504,056	2,968,890
Cadence Pharmaceuticals Inc.[a,b]	1,042,978	9,438,951
Cempra Inc.[a,b]	333,775	4,135,472
Corcept Therapeutics Inc.[a,b]	896,631	2,887,152
Cornerstone Therapeutics Inc.[a]	155,409	1,474,831
Depomed Inc.[a]	953,632	10,089,427
Endocyte Inc.[a,b]	513,321	5,487,401
Hi-Tech Pharmacal Co. Inc.[a]	187,512	8,136,146
Horizon Pharma Inc.[a,b]	867,871	6,613,177
Impax Laboratories Inc.[a]	1,160,928	29,185,730
Lannett Co. Inc.[a,b]	315,520	10,443,712
Medicines Co. (The)[a]	1,071,536	41,382,720
Nektar Therapeutics[a,b]	1,958,490	22,228,862
Omeros Corp.[a,b]	510,752	5,766,390
Pacira Pharmaceuticals Inc.[a,b]	467,262	26,862,892
Pernix Therapeutics Holdings[a,b]	295,009	743,423
POZEN Inc.[a,b]	456,413	3,669,561
Prestige Brands Holdings Inc.[a]	864,193	30,938,109
Questcor Pharmaceuticals Inc.[b]	878,507	47,834,706
Relypsa Inc.[a,b]	105,176	2,629,400
Repros Therapeutics Inc.[a,b]	390,234	7,141,282
Sagent Pharmaceuticals Inc.[a,b]	320,503	8,134,366
Santarus Inc.[a]	909,686	29,073,565
SciClone Pharmaceuticals Inc.[a,b]	927,341	4,673,799
Sucampo Pharmaceuticals Inc. Class Aa,b	230,692	2,168,505
Supernus Pharmaceuticals Inc.[a,b]	275,704	2,078,808
TherapeuticsMD Inc.[a,b]	1,457,566	7,593,919
ViroPharma Inc.[a]	1,063,275	53,004,259
VIVUS Inc.[a,b]	1,708,197	15,510,429
XenoPort Inc.[a,b]	729,268	4,193,291
Zogenix Inc.[a,b]	1,660,801	5,713,155

		476,098,734

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

PROFESSIONAL SERVICES — 1.40%
Acacia Research Corp.	831,277	$12,086,768
Advisory Board Co. (The)[a,b]	601,416	38,292,157
Barrett Business Services Inc.	119,451	11,077,886
CBIZ Inc.[a,b]	607,452	5,539,962
CDI Corp.	238,375	4,417,089
Corporate Executive Board Co. (The)	569,246	44,076,718
CRA International Inc.[a]	171,668	3,399,026
Exponent Inc.	223,613	17,316,591
Franklin Covey Co.[a]	154,600	3,073,448
FTI Consulting Inc.[a,b]	680,947	28,014,160
GP Strategies Corp.[a]	250,370	7,458,522
Heidrick & Struggles International Inc.	308,513	6,213,452
Huron Consulting Group Inc.[a]	394,813	24,762,671
ICF International Inc.[a]	334,578	11,613,202
Insperity Inc.	381,191	13,772,431
Kelly Services Inc. Class A	457,122	11,400,623
Kforce Inc.	461,068	9,433,451
Korn/Ferry International[a]	825,739	21,568,303
Mistras Group Inc.[a,b]	267,704	5,589,660
Navigant Consulting Inc.[a]	855,905	16,433,376
Odyssey Marine Exploration Inc.[a,b]	1,416,265	2,860,855
On Assignment Inc.[a]	775,285	27,072,952
Pendrell Corp.[a]	2,722,914	5,473,057
Resources Connection Inc.	694,546	9,952,844
RPX Corp.[a]	550,042	9,295,710
TrueBlue Inc.[a]	690,080	17,790,262
VSE Corp.	70,440	3,381,824
WageWorks Inc.[a]	423,102	25,149,183

		396,516,183
REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.00%
Acadia Realty Trust	934,111	23,193,976
AG Mortgage Investment Trust Inc.	476,463	7,451,881
Agree Realty Corp.	251,717	7,304,827
Alexander’s Inc.	35,393	11,679,690
American Assets Trust Inc.	505,393	15,884,502
American Capital Mortgage Investment Corp.	893,318	15,597,332
American Realty Capital Properties Inc.[b]	2,602,809	33,472,124
American Residential Properties Inc.[a,b]	230,012	3,947,006
AmREIT Inc.	332,723	5,589,746
Anworth Mortgage Asset Corp.	2,459,418	10,354,150
Apollo Commercial Real Estate Finance Inc.	626,270	10,176,887
Apollo Residential Mortgage Inc.	545,848	8,067,633
Ares Commercial Real Estate Corp.	359,797	4,713,341
Armada Hoffler Properties Inc.	319,239	2,962,538
ARMOUR Residential REIT Inc.	6,344,567	25,441,714
Ashford Hospitality Prime Inc.	209,464	3,812,245
Ashford Hospitality Trust Inc.	1,044,379	8,647,458
Associated Estates Realty Corp.	976,093	15,666,293
Aviv REIT Inc.	193,236	4,579,693
Campus Crest Communities Inc.	1,096,117	10,314,461
Capstead Mortgage Corp.[b]	1,437,136	17,360,603
Cedar Realty Trust Inc.	1,232,172	7,713,397
Chambers Street Properties	3,996,733	30,575,007
Chatham Lodging Trust	444,513	9,090,291
Chesapeake Lodging Trust	823,617	20,829,274
Colony Financial Inc.	1,292,920	26,233,347
CoreSite Realty Corp.[b]	352,258	11,339,185
Cousins Properties Inc.	2,840,697	29,259,179
CubeSmart	2,251,289	35,885,547

Security	Shares	Value

CyrusOne Inc.	323,380	$7,221,075
CYS Investments Inc.	2,961,174	21,942,299
DCT Industrial Trust Inc.	4,912,602	35,026,852
DiamondRock Hospitality Co.	3,311,418	38,246,878
DuPont Fabros Technology Inc.[b]	1,058,164	26,147,232
Dynex Capital Inc.	925,126	7,401,008
EastGroup Properties Inc.[b]	511,111	29,608,660
Education Realty Trust Inc.	1,929,759	17,020,474
Ellington Residential Mortgage REIT	108,944	1,675,559
Empire State Realty Trust Inc. Class A	1,393,206	21,316,052
EPR Properties	874,932	43,011,657
Equity One Inc.	1,021,076	22,912,945
Excel Trust Inc.	812,344	9,252,598
FelCor Lodging Trust Inc.[a]	2,106,132	17,186,037
First Industrial Realty Trust Inc.[b]	1,816,552	31,698,832
First Potomac Realty Trust	997,391	11,599,657
Franklin Street Properties Corp.	1,526,609	18,242,978
GEO Group Inc. (The)	1,092,962	35,215,236
Getty Realty Corp.	436,335	8,015,474
Gladstone Commercial Corp.[b]	264,534	4,753,676
Glimcher Realty Trust	2,450,428	22,936,006
Government Properties Income Trust[b]	821,130	20,405,080
Gramercy Property Trust Inc.[a]	999,228	5,745,561
Hannon Armstrong Sustainable Infrastructure Capital Inc.	248,462	3,468,530
Healthcare Realty Trust Inc.	1,620,026	34,522,754
Hersha Hospitality Trust	3,435,399	19,135,172
Highwoods Properties Inc.	1,520,666	55,002,489
Hudson Pacific Properties Inc.	734,541	16,064,412
Inland Real Estate Corp.	1,445,159	15,203,073
Invesco Mortgage Capital Inc.	2,284,700	33,539,396
Investors Real Estate Trust	1,710,311	14,674,468
iStar Financial Inc.[a,b]	1,442,917	20,590,426
Javelin Mortgage Investment Corp.[b]	227,441	3,168,253
Kite Realty Group Trust	2,218,588	14,576,123
LaSalle Hotel Properties	1,756,548	54,207,071
Lexington Realty Trust	2,693,525	27,500,890
LTC Properties Inc.	589,233	20,852,956
Medical Properties Trust Inc.	2,730,236	33,363,484
Monmouth Real Estate Investment Corp. Class A	769,183	6,991,873
National Health Investors Inc.	493,161	27,666,332
New Residential Investment Corp.	4,275,570	28,560,808
New York Mortgage Trust Inc.[b]	1,073,628	7,504,660
NorthStar Realty Finance Corp.[b]	4,903,862	65,956,944
One Liberty Properties Inc.	197,779	3,981,291
Parkway Properties Inc.	933,525	18,007,697
Pebblebrook Hotel Trust	1,037,893	31,925,589
Pennsylvania Real Estate Investment Trust	1,153,287	21,889,387
PennyMac Mortgage Investment Trust[c]	880,631	20,219,288
Physicians Realty Trust	338,467	4,312,070
Potlatch Corp.	684,243	28,560,303
PS Business Parks Inc.	328,831	25,129,265
QTS Realty Trust Inc. Class A	239,238	5,928,318
RAIT Financial Trust[b]	1,180,202	10,586,412
Ramco-Gershenson Properties Trust	1,126,167	17,725,869
Redwood Trust Inc.[b]	1,392,362	26,970,052
Resource Capital Corp.[b]	2,154,902	12,778,569
Retail Opportunity Investments Corp.	1,218,554	17,937,115
Rexford Industrial Realty Inc.	290,769	3,838,151
RLJ Lodging Trust	2,093,718	50,919,222
Rouse Properties Inc.[b]	378,169	8,391,570
Ryman Hospitality Properties Inc.	745,441	31,144,525
Sabra Healthcare REIT Inc.	633,124	16,549,861
Saul Centers Inc.	133,283	6,361,598

194

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

Select Income REIT	371,634	$9,937,493
Silver Bay Realty Trust Corp.	248,323	3,970,685
Sovran Self Storage Inc.	532,258	34,687,254
STAG Industrial Inc.	708,534	14,447,008
Strategic Hotels & Resorts Inc.[a]	3,063,244	28,947,656
Summit Hotel Properties Inc.	1,349,754	12,147,786
Sun Communities Inc.[b]	608,066	25,927,934
Sunstone Hotel Investors Inc.	3,093,684	41,455,366
Terreno Realty Corp.	424,731	7,517,739
UMH Properties Inc.	282,563	2,661,743
Universal Health Realty Income Trust	168,372	6,744,982
Urstadt Biddle Properties Inc. Class A	381,138	7,031,996
Washington Real Estate Investment Trust[b]	1,127,560	26,339,802
Western Asset Mortgage Capital Corp.[b]	409,794	6,097,735
Whitestone REIT Class B	361,136	4,828,388
Winthrop Realty Trust	540,710	5,974,846
ZAIS Financial Corp.	96,287	1,543,481

		1,979,693,313
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.38%
Alexander & Baldwin Inc.	727,580	30,361,913
Altisource Residential Corp.	716,919	21,586,431
AV Homes Inc.[a,b]	158,398	2,878,092
Consolidated-Tomoka Land Co.	99,589	3,614,085
Forestar Group Inc.[a]	588,135	12,509,632
Kennedy-Wilson Holdings Inc.	960,553	21,372,304
RE/MAX Holdings Inc. Class Aa,b	196,477	6,301,017
Tejon Ranch Co.[a]	233,094	8,568,535

		107,192,009
ROAD & RAIL — 0.53%
Arkansas Best Corp.[b]	436,270	14,693,574
Celadon Group Inc.	338,249	6,589,091
Heartland Express Inc.[b]	779,971	15,303,031
Knight Transportation Inc.	996,046	18,267,484
Marten Transport Ltd.	395,103	7,977,130
Patriot Transportation Holding Inc.[a,b]	109,899	4,561,907
Quality Distribution Inc.[a]	354,356	4,546,387
Roadrunner Transportation Systems Inc.[a]	314,055	8,463,782
Saia Inc.[a,b]	412,022	13,205,305
Swift Transportation Co.[a,b]	1,416,651	31,463,819
Universal Truckload Services Inc.	91,083	2,778,942
Werner Enterprises Inc.	775,530	19,178,857
YRC Worldwide Inc.[a,b]	182,665	3,172,891

		150,202,200
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.35%
Advanced Energy Industries Inc.[a]	665,928	15,223,114
Alpha & Omega Semiconductor Ltd.[a]	292,868	2,258,012
Ambarella Inc.[a,b]	312,509	10,603,430
Amkor Technology Inc.[a,b]	1,183,168	7,252,820
ANADIGICS Inc.[a]	1,386,270	2,550,737
Applied Micro Circuits Corp.[a,b]	1,240,465	16,597,422
ATMI Inc.[a]	541,752	16,366,328
Axcelis Technologies Inc.[a]	1,821,420	4,444,265
Brooks Automation Inc.	1,128,509	11,838,059
Cabot Microelectronics Corp.[a]	394,865	18,045,330
Cavium Inc.[a,b]	867,555	29,939,323
CEVA Inc.[a]	372,540	5,670,059
Cirrus Logic Inc.[a,b]	1,074,655	21,955,202

Security	Shares	Value

Cohu Inc.	415,811	$4,366,016
Cypress Semiconductor Corp.[b]	2,493,199	26,178,589
Diodes Inc.[a]	608,724	14,341,537
DSP Group Inc.[a]	333,398	3,237,295
Entegris Inc.[a]	2,361,947	27,398,585
Entropic Communications Inc.[a]	1,510,064	7,112,401
Exar Corp.[a]	645,977	7,616,069
FormFactor Inc.[a]	922,958	5,556,207
GSI Technology Inc.[a]	346,026	2,297,613
GT Advanced Technologies Inc.[a,b]	2,269,945	19,793,920
Hittite Microwave Corp.[a]	532,856	32,893,201
Inphi Corp.[a]	446,306	5,757,347
Integrated Device Technology Inc.[a]	2,235,135	22,776,026
Integrated Silicon Solution Inc.[a]	473,350	5,722,801
Intermolecular Inc.[a,b]	290,365	1,428,596
International Rectifier Corp.[a]	1,173,694	30,598,203
Intersil Corp. Class A	2,156,308	24,732,853
IXYS Corp.	406,243	5,268,972
Kopin Corp.[a]	1,118,824	4,721,437
Lattice Semiconductor Corp.[a]	1,963,283	10,817,689
LTX-Credence Corp.[a]	800,550	6,396,394
M/A-COM Technology Solutions Holdings Inc.[a,b]	179,101	3,042,926
MaxLinear Inc. Class Aa	412,708	4,304,544
Micrel Inc.	793,822	7,835,023
Microsemi Corp.[a]	1,574,285	39,278,411
MKS Instruments Inc.	898,897	26,912,976
Monolithic Power Systems Inc.[a]	623,715	21,617,962
MoSys Inc.[a,b]	794,057	4,383,195
Nanometrics Inc.[a,b]	389,167	7,413,631
NeoPhotonics Corp.[a]	340,093	2,401,057
NVE Corp.[a,b]	82,015	4,779,834
OmniVision Technologies Inc.[a,b]	915,803	15,751,812
PDF Solutions Inc.[a]	426,615	10,929,876
Peregrine Semiconductor Corp.[a,b]	444,267	3,292,018
Pericom Semiconductor Corp.[a]	386,132	3,421,130
Photronics Inc.[a,b]	1,034,988	9,345,942
PLX Technology Inc.[a,b]	742,595	4,886,275
PMC-Sierra Inc.[a]	3,460,223	22,249,234
Power Integrations Inc.	491,364	27,427,938
Rambus Inc.[a,b]	1,893,457	17,931,038
RF Micro Devices Inc.[a]	4,769,708	24,611,693
Rubicon Technology Inc.[a,b]	298,117	2,966,264
Rudolph Technologies Inc.[a,b]	558,563	6,557,530
Semtech Corp.[a]	1,141,973	28,869,077
Sigma Designs Inc.[a]	515,821	2,434,675
Silicon Image Inc.[a]	1,316,065	8,093,800
Spansion Inc. Class Aa,b	802,849	11,151,573
SunEdison Inc.[a,b]	4,509,854	58,853,595
SunPower Corp.[a,b]	699,339	20,847,296
Supertex Inc.[a]	165,577	4,147,704
Synaptics Inc.[a,b]	550,718	28,532,700
Tessera Technologies Inc.	895,135	17,643,111
TriQuint Semiconductor Inc.[a]	2,768,808	23,091,859
Ultra Clean Holdings Inc.[a]	402,448	4,036,553
Ultratech Inc.[a,b]	470,391	13,641,339
Veeco Instruments Inc.[a,b]	664,226	21,859,678

		946,299,121
SOFTWARE — 4.19%
Accelrys Inc.[a]	951,003	9,072,569
ACI Worldwide Inc.[a]	674,903	43,868,695
Actuate Corp.[a]	809,341	6,240,019

195

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

Advent Software Inc.	553,534	$19,368,155
American Software Inc. Class A	403,560	3,983,137
Aspen Technology Inc.[a]	1,585,568	66,276,742
AVG Technologies[a,b]	407,982	7,021,370
Barracuda Networks Inc.[a,b]	69,165	2,744,467
Blackbaud Inc.	773,858	29,135,754
Bottomline Technologies Inc.[a,b]	641,402	23,193,096
BroadSoft Inc.[a,b]	475,598	13,002,849
Callidus Software Inc.[a,b]	683,719	9,387,462
CommVault Systems Inc.[a,b]	786,670	58,905,850
Comverse Inc.[a]	376,635	14,613,438
Covisint Corp.[a,b]	122,435	1,536,559
Cyan Inc.[a,b]	134,376	710,849
Digimarc Corp.	105,819	2,038,074
Ebix Inc.[b]	523,599	7,707,377
Ellie Mae Inc.[a,b]	446,517	11,997,912
EPIQ Systems Inc.	529,967	8,590,765
ePlus Inc.[a]	64,123	3,644,751
Fair Isaac Corp.	606,265	38,097,693
FleetMatics Group PLC[a]	294,408	12,733,146
Gigamon Inc.[a]	132,547	3,721,920
Glu Mobile Inc.[a,b]	1,088,104	4,232,725
Guidance Software Inc.[a,b]	282,818	2,856,462
Guidewire Software Inc.[a,b]	826,468	40,554,785
Imperva Inc.[a,b]	342,595	16,489,097
Infoblox Inc.[a,b]	896,949	29,617,256
Interactive Intelligence Group Inc.[a]	262,768	17,700,053
Jive Software Inc.[a,b]	672,640	7,567,200
Manhattan Associates Inc.[a]	329,622	38,723,993
Mavenir Systems Inc.[a,b]	93,301	1,041,239
Mentor Graphics Corp.	1,615,775	38,891,704
MicroStrategy Inc. Class Aa	153,487	19,069,225
Mitek Systems Inc.[a,b]	425,413	2,526,953
Model N Inc.[a,b]	136,751	1,612,294
Monotype Imaging Holdings Inc.	648,276	20,654,073
NetScout Systems Inc.[a]	614,022	18,168,911
Pegasystems Inc.	295,057	14,510,903
Progress Software Corp.[a]	880,534	22,744,193
Proofpoint Inc.[a,b]	389,148	12,908,039
PROS Holdings Inc.[a]	381,567	15,224,523
PTC Inc.[a]	2,023,874	71,624,901
QAD Inc. Class A	101,095	1,785,338
QLIK Technologies Inc.[a,b]	1,474,291	39,260,369
Qualys Inc.[a,b]	251,165	5,804,423
Rally Software Development Corp.[a,b]	116,368	2,263,358
RealPage Inc.[a,b]	789,348	18,454,956
Rosetta Stone Inc.[a,b]	198,054	2,420,220
Sapiens International Corp.	331,027	2,552,218
SeaChange International Inc.[a]	558,981	6,797,209
Silver Spring Networks Inc.[a,b]	100,722	2,115,162
SS&C Technologies Holdings Inc.[a]	986,684	43,670,634
Synchronoss Technologies Inc.[a,b]	493,807	15,342,584
Take-Two Interactive Software Inc.[a,b]	1,373,218	23,852,797
Tangoe Inc.[a,b]	525,966	9,472,648
TeleCommunication Systems Inc.[a]	801,580	1,859,666
TeleNav Inc.[a]	307,864	2,028,824
TiVo Inc.[a,b]	2,146,383	28,160,545
Tyler Technologies Inc.[a]	533,333	54,469,299
Ultimate Software Group Inc. (The)[a,b]	467,538	71,636,172
Vasco Data Security International Inc.[a]	486,332	3,759,346
Verint Systems Inc.[a]	892,793	38,336,531
VirnetX Holding Corp.[a,b]	716,214	13,901,714
Vringo Inc.[a,b]	1,130,268	3,345,593

		1,185,600,784

Security	Shares	Value

SPECIALTY RETAIL—3.43%
Aeropostale Inc.[a,b]	1,326,375	$12,056,749
America’s Car-Mart Inc.[a,b]	136,672	5,771,659
ANN INC.[a]	797,250	29,147,460
Asbury Automotive Group Inc.[a]	526,822	28,311,414
Barnes & Noble Inc.[a,b]	685,952	10,254,982
bebe stores inc.	586,735	3,121,430
Big 5 Sporting Goods Corp.	282,949	5,608,049
Body Central Corp.[a,b]	278,509	1,097,325
Brown Shoe Co. Inc.	733,439	20,638,974
Buckle Inc. (The)[b]	473,718	24,898,618
Cato Corp. (The) Class A	467,220	14,857,596
Children’s Place Retail Stores Inc. (The)[a]	391,967	22,330,360
Christopher & Banks Corp.[a]	612,673	5,232,227
Citi Trends Inc.[a]	262,397	4,460,749
Conn’s Inc.[a,b]	380,487	29,978,571
Container Store Group Inc. (The)[a,b]	243,367	11,343,336
Destination Maternity Corp.	228,083	6,815,120
Destination XL Group Inc.[a]	722,153	4,744,545
Express Inc.[a,b]	1,447,449	27,023,873
Finish Line Inc. (The) Class A	834,949	23,520,513
Five Below Inc.[a,b]	556,152	24,025,766
Francesca’s Holdings Corp.[a,b]	747,325	13,758,253
Genesco Inc.[a,b]	405,849	29,651,328
Group 1 Automotive Inc.	368,807	26,192,673
Haverty Furniture Companies Inc.	332,926	10,420,584
hhgregg Inc.[a,b]	215,093	3,004,849
Hibbett Sports Inc.[a,b]	439,295	29,525,017
Jos. A. Bank Clothiers Inc.[a]	474,110	25,948,040
Kirkland’s Inc.[a]	234,924	5,560,651
Lithia Motors Inc. Class A	375,209	26,047,009
Lumber Liquidators Holdings Inc.[a,b]	465,193	47,863,708
MarineMax Inc.[a]	398,585	6,409,247
Mattress Firm Holding Corp.[a,b]	228,281	9,825,214
Men’s Wearhouse Inc. (The)	804,032	41,069,955
Monro Muffler Brake Inc.[b]	528,327	29,776,510
New York & Co. Inc.[a]	491,854	2,149,402
Office Depot Inc.[a]	8,131,667	43,016,518
Outerwall Inc.[a,b]	475,259	31,970,673
Pacific Sunwear of California Inc.[a,b]	777,846	2,598,006
Penske Automotive Group Inc.	713,979	33,671,250
Pep Boys - Manny, Moe & Jack (The)[a]	902,556	10,957,030
Pier 1 Imports Inc.	1,606,124	37,069,342
RadioShack Corp.[a,b]	1,707,651	4,439,893
Rent-A-Center Inc.[b]	902,145	30,077,514
Restoration Hardware Holdings Inc.[a,b]	299,862	20,180,713
Sears Hometown and Outlet Stores Inc.[a]	148,868	3,796,134
Select Comfort Corp.[a,b]	944,104	19,911,153
Shoe Carnival Inc.	253,533	7,354,992
Sonic Automotive Inc. Class A	660,813	16,176,702
Stage Stores Inc.	555,177	12,336,033
Stein Mart Inc.	472,782	6,358,918
Systemax Inc.[a]	185,555	2,087,494
Tile Shop Holdings Inc. (The)[a,b]	314,798	5,688,400
Tilly’s Inc. Class Aa,b	166,679	1,908,475
Trans World Entertainment Corp.[a]	182,245	805,523
Vitamin Shoppe Inc.[a]	512,756	26,668,440
West Marine Inc.[a]	285,273	4,059,435
Wet Seal Inc. Class Aa,b	1,526,058	4,166,138

196

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

Winmark Corp.	37,952	$3,515,114
Zale Corp.[a]	553,347	8,726,282
Zumiez Inc.[a,b]	359,328	9,342,528

		969,324,456
TEXTILES, APPAREL & LUXURY GOODS — 1.43%
American Apparel Inc.[a,b]	976,186	1,200,709
Columbia Sportswear Co.	219,299	17,269,796
Costa Inc.[a]	160,062	3,478,147
Crocs Inc.[a]	1,494,152	23,786,900
Culp Inc.	137,499	2,811,855
Fifth & Pacific Companies Inc.[a]	2,029,572	65,088,374
G-III Apparel Group Ltd.[a]	284,654	21,004,619
Iconix Brand Group Inc.[a,b]	871,597	34,602,401
Jones Group Inc. (The)	1,357,970	20,315,231
Movado Group Inc.	299,817	13,194,946
Oxford Industries Inc.	228,240	18,412,121
Perry Ellis International Inc.[a]	207,755	3,280,451
Quiksilver Inc.[a,b]	2,247,885	19,713,951
R.G. Barry Corp.	168,193	3,246,125
SKECHERS U.S.A. Inc. Class Aa	655,798	21,726,588
Steven Madden Ltd.[a]	1,016,711	37,201,455
Tumi Holdings Inc.[a,b]	812,107	18,313,013
Unifi Inc.[a]	251,249	6,844,023
Vera Bradley Inc.[a,b]	364,613	8,765,297
Vince Holding Corp.[a]	194,803	5,974,608
Wolverine World Wide Inc.	1,698,624	57,685,271

		403,915,881
THRIFTS & MORTGAGE FINANCE — 1.64%
Astoria Financial Corp.	1,497,719	20,713,454
Banc of California Inc.	277,766	3,724,842
Bank Mutual Corp.	782,905	5,488,164
BankFinancial Corp.	354,831	3,250,252
BBX Capital Corp.[a]	121,619	1,897,256
Beneficial Mutual Bancorp Inc.[a]	538,766	5,883,325
Berkshire Hills Bancorp Inc.	425,766	11,610,639
BofI Holding Inc.[a]	205,258	16,098,385
Brookline Bancorp Inc.	1,190,025	11,388,539
Capitol Federal Financial Inc.	2,517,377	30,485,435
Charter Financial Corp.	382,362	4,118,039
Clifton Savings Bancorp Inc.	144,912	1,854,874
Dime Community Bancshares Inc.	540,644	9,147,696
Doral Financial Corp.[a,b]	111,988	1,753,732
ESB Financial Corp.[b]	216,138	3,069,160
ESSA Bancorp Inc.	151,395	1,750,126
Essent Group Ltd.[a]	383,561	9,228,478
EverBank Financial Corp.	1,364,938	25,032,963
Federal Agricultural Mortgage Corp. Class C NVS	175,248	6,002,244
First Defiance Financial Corp.	164,629	4,275,415
First Federal Bancshares of Arkansas Inc.[a]	48,927	425,665
First Financial Northwest Inc.	259,064	2,686,494
Flagstar Bancorp Inc.[a,b]	334,321	6,559,378
Fox Chase Bancorp Inc.	205,240	3,567,071
Franklin Financial Corp.[a]	181,064	3,581,446
Hingham Institution for Savings	22,473	1,763,906
Home Bancorp Inc.[a]	109,888	2,071,389
Home Loan Servicing Solutions Ltd.	1,199,773	27,558,786
HomeStreet Inc.	218,350	4,367,000
Kearny Financial Corp.[a]	241,513	2,808,796
Meridian Interstate Bancorp Inc.[a]	140,532	3,173,212

Security	Shares	Value

Meta Financial Group Inc.	100,808	$4,065,587
MGIC Investment Corp.[a,b]	5,490,676	46,341,305
NASB Financial Inc.	71,464	2,158,213
Northfield Bancorp Inc	988,043	13,042,167
Northwest Bancshares Inc.	1,589,723	23,496,106
OceanFirst Financial Corp.	233,020	3,991,633
Oritani Financial Corp.	770,035	12,359,062
PennyMac Financial Services Inc. Class Aa,c	224,219	3,935,043
Provident Financial Holdings Inc.	154,762	2,321,430
Provident Financial Services Inc.	1,012,233	19,556,341
Radian Group Inc.[b]	2,927,884	41,341,722
Rockville Financial Inc.	440,451	6,258,809
Stonegate Mortgage Corp.[a]	141,970	2,346,764
Territorial Bancorp Inc.	179,213	4,157,742
Tree.com Inc.[a]	108,158	3,551,909
TrustCo Bank Corp. NYb	1,598,982	11,480,691
United Community Financial Corp.[a]	834,498	2,979,158
United Financial Bancorp Inc.	331,165	6,255,707
Walker & Dunlop Inc.[a,b]	277,220	4,482,647
Waterstone Financial Inc.[a]	125,959	1,398,145
Westfield Financial Inc.	306,661	2,287,691
WSFS Financial Corp.	132,576	10,278,617

		463,422,650
TOBACCO — 0.15%
Alliance One International Inc.[a]	1,473,974	4,495,621
Universal Corp.[b]	393,581	21,489,522
Vector Group Ltd.[b]	1,072,187	17,551,701

		43,536,844
TRADING COMPANIES & DISTRIBUTORS — 0.99%
Aceto Corp.	462,591	11,569,401
Aircastle Ltd.	1,160,960	22,243,994
Applied Industrial Technologies Inc.	714,121	35,056,200
Beacon Roofing Supply Inc.[a,b]	822,721	33,139,202
BlueLinx Holdings Inc.[a]	569,012	1,109,573
CAI International Inc.[a,b]	293,303	6,913,152
DXP Enterprises Inc.[a,b]	160,806	18,524,851
H&E Equipment Services Inc.[a]	504,092	14,936,246
Houston Wire & Cable Co.	300,820	4,024,972
Kaman Corp.	458,583	18,219,502
Rush Enterprises Inc. Class Aa,b	588,324	17,443,807
Stock Building Supply Holdings Inc.[a]	135,561	2,469,921
TAL International Group Inc.[b]	572,043	32,806,666
Textainer Group Holdings Ltd.[b]	361,516	14,540,173
Titan Machinery Inc.[a,b]	289,255	5,154,524
Watsco Inc.	435,151	41,800,605

		279,952,789
TRANSPORTATION INFRASTRUCTURE — 0.05%
Wesco Aircraft Holdings Inc.[a]	698,881	15,319,471

		15,319,471
WATER UTILITIES — 0.25%
American States Water Co.	654,260	18,796,890
Artesian Resources Corp. Class A	127,793	2,932,849
California Water Service Group	809,393	18,672,696
Connecticut Water Service Inc.	183,995	6,533,662
Consolidated Water Co. Ltd.[b]	248,856	3,508,870

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2013

Security	Shares	Value

Middlesex Water Co.	266,019	$5,570,438
Pure Cycle Corp.[a,b]	289,955	1,835,415
SJW Corp.	260,858	7,770,960
York Water Co. (The)	217,218	4,546,373

		70,168,153
WIRELESS TELECOMMUNICATION SERVICES — 0.18%
Boingo Wireless Inc.[a]	312,716	2,004,510
Leap Wireless International Inc.[a,b]	915,020	15,921,348
NII Holdings Inc.[a,b]	2,904,628	7,987,727
NTELOS Holdings Corp.	256,939	5,197,876
RingCentral Inc. Class Aa,b	149,266	2,742,016
Shenandoah Telecommunications Co.	404,717	10,389,085
USA Mobility Inc.	364,243	5,201,390

		49,443,952

TOTAL COMMON STOCKS (Cost: $29,711,072,747)		28,199,618,841

INVESTMENT COMPANIES — 0.02%

CAPITAL MARKETS — 0.02%
Capitala Finance Corp.	66,708	1,327,489
Firsthand Technology Value Fund Inc.[a]	153,604	3,559,005

		4,886,494

TOTAL INVESTMENT COMPANIES (Cost: $4,982,545)		4,886,494

RIGHTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
EXCO Resources Inc.[a,b]	2,186,614	349,858

		349,858

TOTAL RIGHTS (Cost: $0)		349,858

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	287,302	3

		3

TOTAL WARRANTS (Cost: $0)		3

SHORT-TERM INVESTMENTS — 15.39%

MONEY MARKET FUNDS — 15.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,e,f]	4,089,063,758	4,089,063,758

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,e,f]	239,509,279	$239,509,279
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	23,885,837	23,885,837

		4,352,458,874

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,352,458,874)		4,352,458,874

TOTAL INVESTMENTS IN SECURITIES — 115.16% (Cost: $34,068,514,166)		32,557,314,070

SHORT POSITIONS[g] — 0.00%

COMMON STOCKS — 0.00%
Trius Therapeutics Inc.[a]	(3,840)	(51,840)

		(51,840)

TOTAL SHORT POSITIONS (Proceeds: $0)		(51,840)
Other Assets, Less Liabilities — (15.16)%		(4,286,525,875)

NET ASSETS — 100.00%		$28,270,736,355

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
[g]	The Fund experienced a temporary short position due to the timing of portfolio securities trades and in-kind redemption transactions.

See accompanying notes to schedules of investments.

198

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 0.95%
American Science and Engineering Inc.	9,088	$653,518
Astronics Corp.[a]	90,287	4,604,637
Astronics Corp. Class Ba	17,635	894,976
Cubic Corp.	9,673	509,380
Erickson Air-Crane Inc.[a,b]	18,687	388,503
GenCorp Inc.[a,b]	336,800	6,069,136
HEICO Corp.	471,795	27,340,520
Innovative Solutions and Support Inc.[a]	88,834	647,600
Keyw Holding Corp. (The)[a,b]	87,088	1,170,463
LMI Aerospace Inc.[a,b]	7,912	116,623
Moog Inc. Class Aa	29,422	1,998,931
National Presto Industries Inc.[b]	2,853	229,666
Taser International Inc.[a,b]	363,069	5,765,536
Teledyne Technologies Inc.[a]	82,700	7,596,822

		57,986,311
AIR FREIGHT & LOGISTICS — 0.58%
Echo Global Logistics Inc.[a,b]	125,559	2,697,007
Forward Air Corp.	214,491	9,418,300
Hub Group Inc. Class Aa	263,167	10,495,100
Pacer International Inc.[a]	23,671	195,523
Park-Ohio Holdings Corp.[a]	62,181	3,258,284
UTi Worldwide Inc.	460,447	8,085,449
XPO Logistics Inc.[a,b]	56,265	1,479,207

		35,628,870
AIRLINES — 0.54%
Allegiant Travel Co.	106,652	11,245,387
Republic Airways Holdings Inc.[a]	185,060	1,978,292
SkyWest Inc.	18,680	277,024
Spirit Airlines Inc.[a]	428,868	19,474,896

		32,975,599
AUTO COMPONENTS — 1.09%
American Axle & Manufacturing Holdings Inc.[a]	332,067	6,790,770
Cooper Tire & Rubber Co.	52,772	1,268,639
Dana Holding Corp.	85,983	1,686,986
Dorman Products Inc.[a]	179,430	10,060,640
Drew Industries Inc.	163,035	8,347,392
Fox Factory Holding Corp.[a]	34,314	604,613
Gentherm Inc.[a]	236,923	6,351,906
Standard Motor Products Inc.	101,853	3,748,190
Stoneridge Inc.[a]	169,019	2,154,992
Tenneco Inc.[a]	432,651	24,475,067
Tower International Inc.[a]	44,097	943,676

		66,432,871
AUTOMOBILES — 0.09%
Winnebago Industries Inc.[a]	198,762	5,456,017

		5,456,017

Security	Shares	Value

BEVERAGES — 0.30%
Boston Beer Co. Inc. (The) Class Aa	58,649	$14,180,742
Coca-Cola Bottling Co. Consolidated	32,848	2,404,145
Craft Brew Alliance Inc.[a]	28,100	461,402
National Beverage Corp.[a]	80,050	1,613,808

		18,660,097
BIOTECHNOLOGY — 7.38%
ACADIA Pharmaceuticals Inc.[a,b]	471,157	11,774,213
Acceleron Pharma Inc.[a,b]	39,379	1,559,408
Achillion Pharmaceuticals Inc.[a,b]	688,944	2,287,294
Acorda Therapeutics Inc.[a]	288,693	8,429,836
Aegerion Pharmaceuticals Inc.[a,b]	204,999	14,546,729
Agios Pharmaceuticals Inc.[a,b]	41,490	993,686
Alnylam Pharmaceuticals Inc.[a,b]	389,768	25,073,775
AMAG Pharmaceuticals Inc.[a]	154,753	3,755,855
Amicus Therapeutics Inc.[a,b]	224,979	528,701
Anacor Pharmaceuticals Inc.[a,b]	179,848	3,017,849
Arena Pharmaceuticals Inc.[a,b]	1,361,940	7,967,349
ArQule Inc.[a]	394,551	848,285
Array BioPharma Inc.[a,b]	879,838	4,407,988
BIND Therapeutics Inc.[a]	32,487	490,229
Biotime Inc.[a,b]	260,649	938,336
Bluebird Bio Inc.[a,b]	41,468	869,999
Cell Therapeutics Inc.[a]	924,606	1,775,244
Celldex Therapeutics Inc.[a,b]	593,185	14,361,009
Cellular Dynamics International Inc.[a,b]	23,348	385,475
Cepheid Inc.[a,b]	477,276	22,298,335
Chelsea Therapeutics International Ltd.[a]	558,255	2,473,070
ChemoCentryx Inc.[a,b]	177,695	1,028,854
Chimerix Inc.[a]	59,895	905,013
Clovis Oncology Inc.[a]	127,640	7,692,863
Conatus Pharmaceuticals Inc.[a]	36,428	234,961
Coronado Biosciences Inc.[a,b]	189,285	497,820
Curis Inc.[a,b]	462,682	1,304,763
Cytokinetics Inc.[a,b]	151,463	984,510
Cytori Therapeutics Inc.[a,b]	355,036	912,443
Dendreon Corp.[a,b]	1,126,801	3,369,135
Durata Therapeutics Inc.[a,b]	92,289	1,180,376
Dyax Corp.[a,b]	859,871	6,474,829
Dynavax Technologies Corp.[a,b]	1,645,434	3,225,051
Emergent BioSolutions Inc.[a]	33,683	774,372
Enanta Pharmaceuticals Inc.[a]	25,711	701,396
Epizyme Inc.[a,b]	41,726	867,901
Esperion Therapeutics Inc.[a,b]	25,738	353,640
Exact Sciences Corp.[a,b]	499,445	5,838,512
Exelixis Inc.[a,b]	1,308,157	8,019,002
Fibrocell Science Inc.[a,b]	159,752	648,593
Five Prime Therapeutics Inc.[a]	34,496	579,188
Foundation Medicine Inc.[a,b]	42,188	1,004,918
Galena Biopharma Inc.[a,b]	723,079	3,586,472
Genomic Health Inc.[a,b]	120,179	3,517,639
GTx Inc.[a,b]	185,116	305,441
Halozyme Therapeutics Inc.[a,b]	630,410	9,449,846
Harvard Apparatus Regenerative Technology Inc.[a]	3,283	15,594
Hyperion Therapeutics Inc.[a,b]	59,279	1,198,621
Idenix Pharmaceuticals Inc.[a,b]	622,312	3,721,426
ImmunoGen Inc.[a,b]	460,840	6,760,523
Immunomedics Inc.[a,b]	486,728	2,238,949
Infinity Pharmaceuticals Inc.[a]	341,661	4,718,338
Insmed Inc.[a]	245,091	4,168,998

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Insys Therapeutics Inc.[a,b]	35,757	$1,384,153
Intercept Pharmaceuticals Inc.[a,b]	51,008	3,482,826
InterMune Inc.[a,b]	591,249	8,709,098
Intrexon Corp.[a,b]	69,813	1,661,549
Ironwood Pharmaceuticals Inc. Class Aa,b	662,310	7,689,419
Isis Pharmaceuticals Inc.[a,b]	799,100	31,836,144
KaloBios Pharmaceuticals Inc.[a,b]	84,868	375,117
Karyopharm Therapeutics Inc.[a,b]	48,013	1,100,458
Keryx Biopharmaceuticals Inc.[a,b]	579,530	7,504,914
Kythera Biopharmaceuticals Inc.[a,b]	83,937	3,126,653
Lexicon Pharmaceuticals Inc.[a,b]	1,512,869	2,723,164
Ligand Pharmaceuticals Inc. Class Ba,b	126,796	6,669,470
MacroGenics Inc.[a]	35,302	968,334
MannKind Corp.[a,b]	1,058,152	5,512,972
MEI Pharma Inc.[a]	85,943	688,403
Merrimack Pharmaceuticals Inc.[a,b]	686,982	3,668,484
MiMedx Group Inc.[a,b]	646,031	5,646,311
Momenta Pharmaceuticals Inc.[a]	283,132	5,005,774
Nanosphere Inc.[a,b]	386,991	886,209
Navidea Biopharmaceuticals Inc.[a,b]	718,357	1,486,999
Neurocrine Biosciences Inc.[a,b]	475,291	4,439,218
NewLink Genetics Corp.[a,b]	119,485	2,629,865
Novavax Inc.[a]	1,324,398	6,780,918
NPS Pharmaceuticals Inc.[a,b]	459,010	13,935,544
OncoGenex Pharmaceutical Inc.[a,b]	103,552	863,624
OncoMed Pharmaceuticals Inc.[a,b]	28,534	842,324
Onconova Therapeutics Inc.[a,b]	36,065	414,026
Ophthotech Corp.[a]	54,414	1,760,293
Opko Health Inc.[a,b]	1,343,218	11,336,760
Orexigen Therapeutics Inc.[a,b]	721,179	4,060,238
Osiris Therapeutics Inc.[a,b]	116,867	1,879,221
OvaScience Inc.[a,b]	63,285	578,425
PDL BioPharma Inc.[b]	994,720	8,395,437
Peregrine Pharmaceuticals Inc.[a,b]	1,140,528	1,585,334
Portola Pharmaceuticals Inc.[a,b]	77,792	2,003,144
Progenics Pharmaceuticals Inc.[a]	339,459	1,809,316
PTC Therapeutics Inc.[a,b]	58,338	989,996
Puma Biotechnology Inc.[a,b]	157,539	16,310,013
Raptor Pharmaceutical Corp.[a,b]	423,736	5,517,043
Receptos Inc.[a,b]	40,782	1,182,270
Regulus Therapeutics Inc.[a,b]	72,519	535,915
Repligen Corp.[a]	226,510	3,089,596
Sangamo BioSciences Inc.[a,b]	432,789	6,011,439
Sarepta Therapeutics Inc.[a,b]	267,431	5,447,569
SIGA Technologies Inc.[a,b]	246,262	805,277
Stemline Therapeutics Inc.[a,b]	68,364	1,339,934
Sunesis Pharmaceuticals Inc.[a,b]	228,357	1,082,412
Synageva BioPharma Corp.[a,b]	136,713	8,848,065
Synergy Pharmaceuticals Inc.[a,b]	579,787	3,264,201
Synta Pharmaceuticals Corp.[a,b]	356,001	1,865,445
TESARO Inc.[a,b]	94,407	2,666,054
Tetraphase Pharmaceuticals Inc.[a]	99,892	1,350,540
TG Therapeutics Inc.[a,b]	110,320	430,248
Threshold Pharmaceuticals Inc.[a,b]	341,528	1,594,936
Vanda Pharmaceuticals Inc.[a,b]	236,084	2,929,802
Verastem Inc.[a]	122,897	1,401,026
Vical Inc.[a,b]	489,523	577,637
XOMA Corp.[a]	482,406	3,246,592
ZIOPHARM Oncology Inc.[a,b]	572,632	2,485,223

		451,474,023

Security	Shares	Value

BUILDING PRODUCTS — 0.97%
AAON Inc.	199,255	$6,366,197
American Woodmark Corp.[a]	70,032	2,768,365
Apogee Enterprises Inc.	146,638	5,265,771
Builders FirstSource Inc.[a]	314,881	2,248,250
Insteel Industries Inc.	119,174	2,708,825
NCI Building Systems Inc.[a]	122,769	2,153,368
Norcraft Companies Inc.[a]	24,996	490,422
Nortek Inc.[a]	64,591	4,818,489
Patrick Industries Inc.[a]	47,051	1,361,185
PGT Inc.[a]	233,590	2,363,931
Ply Gem Holdings Inc.[a,b]	99,750	1,798,493
Simpson Manufacturing Co. Inc.	23,455	861,502
Trex Co. Inc.[a]	122,278	9,724,769
USG Corp.[a,b]	573,881	16,286,743

		59,216,310
CAPITAL MARKETS — 1.79%
BGC Partners Inc. Class A	904,606	5,481,912
Cohen & Steers Inc.	134,726	5,397,124
Diamond Hill Investment Group Inc.	19,974	2,363,723
Evercore Partners Inc. Class A	224,921	13,445,777
Financial Engines Inc.	347,834	24,167,506
FXCM Inc. Class A	262,511	4,683,196
GAMCO Investors Inc. Class A	42,637	3,708,140
Greenhill & Co. Inc.	200,523	11,618,303
HFF Inc. Class Aa	198,295	5,324,221
ICG Group Inc.[a]	17,165	319,784
INTL FCStone Inc.[a]	31,321	580,691
KCG Holdings Inc. Class Aa	219,403	2,624,060
Ladenburg Thalmann Financial Services Inc.[a]	726,292	2,273,294
Main Street Capital Corp.	18,276	597,442
Marcus & Millichap Inc.[a]	14,189	211,416
Pzena Investment Management Inc. Class A	80,125	942,270
RCS Capital Corp. Class Ab	2,498	45,838
Silvercrest Asset Management Group Inc.	6,689	114,048
Teton Advisors Inc. Class A	263	10,060
Virtus Investment Partners Inc.[a]	48,070	9,616,404
Westwood Holdings Group Inc.	49,341	3,054,701
WisdomTree Investments Inc.[a]	714,719	12,657,674

		109,237,584
CHEMICALS — 2.74%
Advanced Emissions Solutions Inc.[a]	76,492	4,148,161
American Pacific Corp.[a]	41,694	1,553,519
American Vanguard Corp.	204,638	4,970,657
Arabian American Development Co.[a]	128,542	1,613,202
Balchem Corp.	211,139	12,393,859
Calgon Carbon Corp.[a]	385,002	7,919,491
Chase Corp.	14,454	510,226
Chemtura Corp.[a]	699,242	19,522,837
Ferro Corp.[a]	513,693	6,590,681
Flotek Industries Inc.[a,b]	339,681	6,817,398
FutureFuel Corp.	36,972	584,158
H.B. Fuller Co.	357,868	18,623,451
Hawkins Inc.	66,492	2,472,838
Innophos Holdings Inc.	156,177	7,590,202
Innospec Inc.	158,220	7,312,928
KMG Chemicals Inc.	47,078	795,147
Koppers Holdings Inc.	147,447	6,745,700

200

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Landec Corp.[a]	186,943	$2,265,749
LSB Industries Inc.[a]	75,578	3,100,210
Marrone Bio Innovations Inc.[a,b]	23,523	418,239
Olin Corp.[b]	379,893	10,959,913
OM Group Inc.[a]	14,658	533,698
OMNOVA Solutions Inc.[a]	339,294	3,090,968
Penford Corp.[a]	11,044	141,915
PolyOne Corp.	706,722	24,982,623
Quaker Chemical Corp.	22,665	1,746,792
Stepan Co.	80,484	5,282,165
Taminco Corp.[a,b]	98,816	1,997,071
Tredegar Corp.	63,775	1,837,358
Zep Inc.	60,257	1,094,267

		167,615,423
COMMERCIAL BANKS — 0.38%
Bank of the Ozarks Inc.	157,794	8,929,563
Cascade Bancorp[a]	4,166	21,788
First Financial Bankshares Inc.	152,354	10,104,117
Home Bancshares Inc.	84,328	3,149,651
Investors Bancorp Inc.	40,250	1,029,595
Penns Woods Bancorp Inc.	2,193	111,843

		23,346,557
COMMERCIAL SERVICES & SUPPLIES — 2.05%
Acorn Energy Inc.[b]	157,608	641,465
Brink’s Co. (The)	241,962	8,260,583
Casella Waste Systems Inc. Class Aa	247,084	1,433,087
CECO Environmental Corp.	62,784	1,015,217
Cenveo Inc.[a]	191,692	659,421
Deluxe Corp.	235,217	12,275,975
EnerNOC Inc.[a]	64,128	1,103,643
G&K Services Inc. Class A	23,197	1,443,549
Healthcare Services Group Inc.	486,782	13,810,005
Heritage-Crystal Clean Inc.[a,b]	57,111	1,170,204
Herman Miller Inc.	417,031	12,310,755
HNI Corp.	305,947	11,879,922
InnerWorkings Inc.[a,b]	318,222	2,478,949
Interface Inc.	422,177	9,271,007
Knoll Inc.	233,720	4,279,413
McGrath RentCorp	87,493	3,482,222
Mine Safety Appliances Co.	201,406	10,314,001
Mobile Mini Inc.[a]	26,510	1,091,682
Multi-Color Corp.	52,450	1,979,463
Performant Financial Corp.[a]	157,688	1,624,187
SP Plus Corp.[a]	70,882	1,845,767
Steelcase Inc. Class A	67,836	1,075,879
Team Inc.[a,b]	146,558	6,205,266
Tetra Tech Inc.[a]	35,280	987,135
UniFirst Corp.	57,632	6,166,624
US Ecology Inc.	153,223	5,698,363
West Corp.	98,914	2,543,079

		125,046,863
COMMUNICATIONS EQUIPMENT — 2.13%
ADTRAN Inc.	274,248	7,407,439
Alliance Fiber Optic Products Inc.	81,224	1,222,421
Anaren Inc.[a]	8,851	247,740
Applied Optoelectronics Inc.[a]	20,112	301,881
ARRIS Group Inc.[a]	730,976	17,810,230

Security	Shares	Value

Aruba Networks Inc.[a,b]	810,597	$14,509,686
CalAmp Corp.[a]	249,522	6,979,130
Calix Inc.[a]	244,628	2,358,214
Ciena Corp.[a,b]	534,536	12,791,447
Infinera Corp.[a,b]	738,623	7,223,733
InterDigital Inc.	292,814	8,635,085
Ixia[a]	401,721	5,346,907
KVH Industries Inc.[a]	92,637	1,207,060
Oplink Communications Inc.[a]	11,819	219,833
ParkerVision Inc.[a,b]	636,608	2,896,566
PCTEL Inc.	18,768	179,610
Plantronics Inc.	283,013	13,145,954
Procera Networks Inc.[a,b]	26,973	405,135
Ruckus Wireless Inc.[a]	328,861	4,669,826
ShoreTel Inc.[a]	51,108	474,282
Sonus Networks Inc.[a]	106,594	335,771
TESSCO Technologies Inc.	2,629	106,001
Ubiquiti Networks Inc.[a,b]	89,225	4,100,781
ViaSat Inc.[a,b]	281,433	17,631,777

		130,206,509
COMPUTERS & PERIPHERALS — 0.35%
Cray Inc.[a,b]	145,522	3,996,034
Datalink Corp.[a]	136,237	1,484,983
Electronics For Imaging Inc.[a]	177,431	6,871,903
Fusion-io Inc.[a,b]	406,991	3,626,290
Immersion Corp.[a]	188,030	1,951,751
Silicon Graphics International Corp.[a,b]	242,828	3,256,324
Violin Memory Inc.[a]	49,619	196,491

		21,383,776
CONSTRUCTION & ENGINEERING — 0.48%
Aegion Corp.[a]	32,312	707,310
Comfort Systems USA Inc.	67,735	1,313,382
Dycom Industries Inc.[a]	88,737	2,466,001
Furmanite Corp.[a]	164,449	1,746,448
Great Lakes Dredge & Dock Corp.[a]	37,733	347,144
MasTec Inc.[a,b]	422,652	13,829,173
Pike Corp.[a]	99,415	1,050,816
Primoris Services Corp.	252,144	7,849,243
Sterling Construction Co. Inc.[a]	12,356	144,936

		29,454,453
CONSTRUCTION MATERIALS — 0.30%
Headwaters Inc.[a]	522,555	5,115,813
Texas Industries Inc.[a,b]	144,160	9,915,325
United States Lime & Minerals Inc.[a]	12,864	786,891
US Concrete Inc.[a]	100,703	2,278,909

		18,096,938
CONSUMER FINANCE — 0.89%
Consumer Portfolio Services Inc.[a]	68,326	641,581
Credit Acceptance Corp.[a]	50,587	6,575,804
Encore Capital Group Inc.[a]	138,704	6,971,263
First Cash Financial Services Inc.[a]	207,628	12,839,716
JGWPT Holdings Inc. Class Aa	30,649	532,986
Portfolio Recovery Associates Inc.[a,b]	360,712	19,060,022
Regional Management Corp.[a]	19,297	654,747
Springleaf Holdings Inc.[a]	76,139	1,924,794
World Acceptance Corp.[a,b]	61,573	5,389,485

		54,590,398

201

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2013

Security	Shares	Value

CONTAINERS & PACKAGING — 0.41%
AEP Industries Inc.[a]	31,680	$1,673,654
Berry Plastics Group Inc.[a]	393,339	9,357,535
Graphic Packaging Holding Co.[a]	1,394,827	13,390,339
Myers Industries Inc.	26,449	558,603

		24,980,131
DISTRIBUTORS — 0.33%
Core-Mark Holding Co. Inc.	11,003	835,458
Pool Corp.	331,345	19,264,398
Weyco Group Inc.	3,335	98,149

		20,198,005
DIVERSIFIED CONSUMER SERVICES — 1.60%
American Public Education Inc.[a]	125,981	5,476,394
Ascent Media Corp. Class Aa	12,953	1,108,259
Bright Horizons Family Solutions Inc.[a]	85,350	3,135,759
Capella Education Co.	78,351	5,205,640
Carriage Services Inc.	110,888	2,165,643
Education Management Corp.[a,b]	169,544	1,710,699
Grand Canyon Education Inc.[a]	323,014	14,083,410
Hillenbrand Inc.	391,009	11,503,485
Houghton Mifflin Harcourt Co.[a]	103,232	1,750,815
ITT Educational Services Inc.[a,b]	165,566	5,559,706
JTH Holding Inc. Class Aa	29,433	715,222
K12 Inc.[a]	194,261	4,225,177
LifeLock Inc.[a,b]	433,950	7,121,119
Lincoln Educational Services Corp.	51,855	258,238
Mac-Gray Corp.	10,073	213,850
Matthews International Corp. Class A	87,189	3,715,123
Sotheby’s	485,632	25,835,622
Steiner Leisure Ltd.[a]	32,535	1,600,397
Strayer Education Inc.[b]	77,745	2,679,870

		98,064,428
DIVERSIFIED FINANCIAL SERVICES — 0.29%
MarketAxess Holdings Inc.	266,789	17,840,180

		17,840,180
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.78%
8x8 Inc.[a]	623,334	6,333,073
Atlantic Tele-Network Inc.	65,868	3,726,153
Cbeyond Inc.[a]	9,167	63,252
Cincinnati Bell Inc.[a]	474,029	1,687,543
Cogent Communications Group Inc.	335,844	13,571,456
Consolidated Communications Holdings Inc.	286,665	5,627,234
Fairpoint Communications Inc.[a,b]	125,078	1,414,632
General Communication Inc. Class Aa	222,060	2,475,969
Hickory Tech Corp.	95,930	1,230,782
IDT Corp. Class B	104,436	1,866,271
inContact Inc.[a,b]	359,078	2,804,399
Inteliquent Inc.	90,455	1,032,996
Lumos Networks Corp.	111,774	2,347,254
magicJack VocalTec Ltd.[a,b]	88,140	1,050,629
Premiere Global Services Inc.[a]	67,247	779,393
Straight Path Communications Inc. Class Ba	50,782	415,905
Towerstream Corp.[a,b]	359,901	1,065,307

		47,492,248

Security	Shares	Value

ELECTRIC UTILITIES — 0.02%
UNS Energy Corp.	18,136	$1,085,440

		1,085,440
ELECTRICAL EQUIPMENT — 1.90%
Acuity Brands Inc.	304,788	33,319,424
AZZ Inc.	181,281	8,857,390
Capstone Turbine Corp.[a,b]	2,194,750	2,831,227
Coleman Cable Inc.	64,925	1,702,334
Encore Wire Corp.	18,082	980,044
EnerSys Inc.	111,995	7,849,730
Enphase Energy Inc.[a,b]	112,654	714,226
Franklin Electric Co. Inc.	319,782	14,275,068
FuelCell Energy Inc.[a,b]	1,110,575	1,565,911
Generac Holdings Inc.	366,620	20,765,357
General Cable Corp.	26,327	774,277
Polypore International Inc.[a,b]	331,895	12,910,715
Power Solutions International Inc.[a]	15,358	1,153,386
PowerSecure International Inc.[a,b]	153,926	2,642,909
Preformed Line Products Co.	1,862	136,224
Revolution Lighting Technologies Inc.[a,b]	196,392	672,643
Thermon Group Holdings Inc.[a]	192,114	5,250,476

		116,401,341
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.88%
Anixter International Inc.	112,418	10,099,633
Badger Meter Inc.	102,818	5,603,581
Belden Inc.	277,475	19,548,114
Cognex Corp.	618,102	23,599,134
Coherent Inc.[a]	147,048	10,938,901
Control4 Corp.[a,b]	13,769	243,711
Daktronics Inc.	53,899	845,136
DTS Inc.[a]	131,434	3,151,787
Electro Rent Corp.	68,516	1,268,916
FARO Technologies Inc.[a]	110,292	6,430,024
FEI Co.	296,876	26,528,839
InvenSense Inc.[a,b]	404,040	8,395,951
Littelfuse Inc.	142,001	13,196,153
Maxwell Technologies Inc.[a,b]	206,004	1,600,651
Measurement Specialties Inc.[a]	97,046	5,889,722
Mesa Laboratories Inc.	18,700	1,469,446
Methode Electronics Inc.	147,679	5,049,145
MTS Systems Corp.	112,515	8,016,694
Neonode Inc.[a,b]	192,931	1,219,324
OSI Systems Inc.[a]	132,085	7,015,034
RealD Inc.[a,b]	248,211	2,119,722
Rofin-Sinar Technologies Inc.[a]	13,987	377,929
Rogers Corp.[a]	46,507	2,860,181
Uni-Pixel Inc.[a,b]	71,335	714,063
Universal Display Corp.[a,b]	286,185	9,833,317
Viasystems Group Inc.[a]	1,965	26,881

		176,041,989
ENERGY EQUIPMENT & SERVICES — 0.56%
CARBO Ceramics Inc.	60,943	7,101,688

202

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Forum Energy Technologies Inc.[a]	140,971	$3,983,840
Geospace Technologies Corp.[a,b]	91,879	8,712,886
Global Geophysical Services Inc.[a]	13,687	22,036
Hornbeck Offshore Services Inc.[a]	13,632	671,103
ION Geophysical Corp.[a,b]	204,889	676,134
Matrix Service Co.[a]	29,805	729,328
Newpark Resources Inc.[a]	496,176	6,098,003
Nuverra Environmental Solutions Inc.[a,b]	5,364	90,062
PHI Inc.[a]	5,495	238,483
RigNet Inc.[a]	83,897	4,021,183
SEACOR Holdings Inc.[a]	11,914	1,086,557
TGC Industries Inc.	97,032	708,334

		34,139,637
FOOD & STAPLES RETAILING — 1.71%
Arden Group Inc. Class A	8,286	1,048,262
Casey’s General Stores Inc.	272,612	19,150,993
Chefs’ Warehouse Inc. (The)[a,b]	117,166	3,416,561
Fairway Group Holdings Corp.[a,b]	45,979	833,139
Harris Teeter Supermarkets Inc.	39,737	1,961,021
Natural Grocers by Vitamin Cottage Inc.[a,b]	64,034	2,718,243
Pantry Inc. (The)[a]	11,119	186,577
PriceSmart Inc.	134,249	15,511,129
Rite Aid Corp.[a]	3,152,575	15,952,029
SUPERVALU Inc.[a]	1,072,072	7,815,405
Susser Holdings Corp.[a,b]	128,395	8,408,589
United Natural Foods Inc.[a]	350,736	26,441,987
Village Super Market Inc. Class A	29,085	901,926

		104,345,861
FOOD PRODUCTS — 2.06%
Alico Inc.	17,892	695,462
Annie’s Inc.[a,b]	98,199	4,226,485
B&G Foods Inc. Class A	376,066	12,752,398
Boulder Brands Inc.[a,b]	402,670	6,386,346
Cal-Maine Foods Inc.	90,925	5,476,413
Calavo Growers Inc.	86,198	2,608,351
Darling International Inc.[a]	302,137	6,308,621
Farmer Bros. Co.[a]	41,726	970,547
Hain Celestial Group Inc.[a,b]	273,141	24,795,740
Inventure Foods Inc.[a]	99,218	1,315,631
J&J Snack Foods Corp.	106,204	9,408,612
Lancaster Colony Corp.	131,697	11,609,091
Lifeway Foods Inc.	33,331	532,629
Limoneira Co.	71,778	1,908,577
Omega Protein Corp.[a]	11,227	137,980
Pilgrim’s Pride Corp.[a]	431,347	7,009,389
Sanderson Farms Inc.	163,733	11,842,808
Seaboard Corp.	191	533,839
Snyders-Lance Inc.	50,658	1,454,898
Tootsie Roll Industries Inc.[b]	131,657	4,284,119
TreeHouse Foods Inc.[a]	168,107	11,585,934

		125,843,870
GAS UTILITIES — 0.04%
South Jersey Industries Inc.	43,240	2,419,710

		2,419,710

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 5.41%
Abaxis Inc.[a]	157,275	$6,294,145
ABIOMED Inc.[a,b]	275,693	7,372,031
Accuray Inc.[a,b]	527,490	4,594,438
Align Technology Inc.[a]	520,353	29,738,174
Analogic Corp.	39,436	3,492,452
Anika Therapeutics Inc.[a]	49,688	1,896,094
Antares Pharma Inc.[a,b]	807,972	3,619,715
ArthroCare Corp.[a]	164,413	6,615,979
AtriCure Inc.[a]	147,870	2,762,212
Atrion Corp.	11,031	3,267,934
Biolase Inc.[a,b]	206,982	585,758
Cantel Medical Corp.	233,272	7,910,254
Cardiovascular Systems Inc.[a]	174,811	5,994,269
Cerus Corp.[a,b]	501,701	3,235,971
CryoLife Inc.	15,500	171,895
Cyberonics Inc.[a]	196,620	12,880,576
Cynosure Inc. Class Aa	46,516	1,241,047
DexCom Inc.[a]	502,898	17,807,618
Endologix Inc.[a,b]	446,975	7,795,244
Exactech Inc.[a]	12,973	308,238
GenMark Diagnostics Inc.[a,b]	255,215	3,396,912
Globus Medical Inc. Class Aa,b	388,795	7,845,883
Haemonetics Corp.[a]	363,355	15,308,146
HeartWare International Inc.[a]	116,300	10,927,548
ICU Medical Inc.[a]	83,616	5,327,175
Insulet Corp.[a]	380,116	14,102,304
Integra LifeSciences Holdings Corp.[a]	88,663	4,230,112
LDR Holding Corp.[a]	26,363	622,167
Masimo Corp.[a]	346,593	10,130,913
Medical Action Industries Inc.[a]	40,856	349,727
Meridian Bioscience Inc.[b]	295,116	7,829,427
Natus Medical Inc.[a]	125,842	2,831,445
Neogen Corp.[a]	255,299	11,667,164
NuVasive Inc.[a]	66,647	2,154,698
NxStage Medical Inc.[a]	425,517	4,255,170
Oxford Immunotec Global PLC[a]	33,286	645,083
PhotoMedex Inc.[a,b]	31,064	402,279
Quidel Corp.[a,b]	200,801	6,202,743
Rockwell Medical Technologies Inc.[a,b]	44,628	465,916
Spectranetics Corp.[a]	287,181	7,179,525
Staar Surgical Co.[a]	246,326	3,988,018
Steris Corp.	419,282	20,146,500
SurModics Inc.[a]	97,948	2,388,952
Tandem Diabetes Care Inc.[a]	49,686	1,280,408
TearLab Corp.[a,b]	206,596	1,929,607
Thoratec Corp.[a]	407,819	14,926,175
Unilife Corp.[a,b]	688,508	3,029,435
Utah Medical Products Inc.	23,373	1,336,001
Vascular Solutions Inc.[a]	116,512	2,697,253
Veracyte Inc.[a]	30,986	449,297
Volcano Corp.[a,b]	388,104	8,480,072
West Pharmaceutical Services Inc.	491,918	24,133,497
Zeltiq Aesthetics Inc.[a,b]	124,803	2,360,025

		330,603,621
HEALTH CARE PROVIDERS & SERVICES — 3.25%
Acadia Healthcare Co. Inc.[a,b]	251,959	11,925,219
Accretive Health Inc.[a,b]	420,631	3,852,980
Addus HomeCare Corp.[a]	4,212	94,559
Air Methods Corp.[a]	276,587	16,133,320

203

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Alliance HealthCare Services Inc.[a]	13,802	$341,461
AMN Healthcare Services Inc.[a]	329,045	4,836,961
AmSurg Corp.[a]	66,033	3,032,235
Bio-Reference Laboratories Inc.[a,b]	174,704	4,461,940
BioScrip Inc.[a]	97,949	724,823
Capital Senior Living Corp.[a]	204,717	4,911,161
Centene Corp.[a]	387,047	22,816,421
Chemed Corp.[b]	125,406	9,608,608
Chindex International Inc.[a]	18,373	320,241
CorVel Corp.[a]	80,852	3,775,788
Emeritus Corp.[a]	286,944	6,206,599
Ensign Group Inc. (The)	132,085	5,847,403
ExamWorks Group Inc.[a,b]	216,394	6,463,689
Gentiva Health Services Inc.[a]	220,747	2,739,470
Hanger Inc.[a]	107,532	4,230,309
HealthSouth Corp.	519,293	17,302,843
Healthways Inc.[a,b]	158,437	2,432,008
IPC The Hospitalist Co. Inc.[a,b]	119,344	7,087,840
Landauer Inc.	68,519	3,604,785
Molina Healthcare Inc.[a,b]	201,567	7,004,453
MWI Veterinary Supply Inc.[a]	91,064	15,534,608
National Research Corp. Class Aa	27,285	513,504
Owens & Minor Inc.	96,493	3,527,784
Providence Service Corp. (The)[a]	76,855	1,976,711
Skilled Healthcare Group Inc. Class Aa	130,008	625,338
Surgical Care Affiliates Inc.[a,b]	39,252	1,367,540
Team Health Holdings Inc.[a]	488,538	22,252,906
Triple-S Management Corp. Class Ba	9,346	181,686
U.S. Physical Therapy Inc.	85,154	3,002,530

		198,737,723
HEALTH CARE TECHNOLOGY — 1.69%
athenahealth Inc.[a,b]	261,416	35,160,452
Computer Programs and Systems Inc.	79,353	4,904,809
HealthStream Inc.[a]	144,047	4,720,420
HMS Holdings Corp.[a]	623,952	14,182,429
MedAssets Inc.[a]	433,259	8,591,526
Medidata Solutions Inc.[a]	378,851	22,947,005
Merge Healthcare Inc.[a,b]	460,915	1,069,323
Omnicell Inc.[a]	138,011	3,523,421
Quality Systems Inc.	284,088	5,982,893
Vocera Communications Inc.[a,b]	125,326	1,956,339

		103,038,617
HOTELS, RESTAURANTS & LEISURE — 4.13%
AFC Enterprises Inc.[a]	169,951	6,543,113
BJ’s Restaurants Inc.[a]	175,614	5,454,571
Bloomin’ Brands Inc.[a]	393,553	9,449,208
Bob Evans Farms Inc.	22,020	1,113,992
Boyd Gaming Corp.[a]	494,223	5,564,951
Bravo Brio Restaurant Group Inc.[a]	128,103	2,084,236
Buffalo Wild Wings Inc.[a]	133,414	19,638,541
Caesars Entertainment Corp.[a]	255,316	5,499,507
CEC Entertainment Inc.	127,038	5,625,243
Cheesecake Factory Inc. (The)	379,289	18,308,280
Churchill Downs Inc.	97,831	8,770,549
Chuy’s Holdings Inc.[a]	116,504	4,196,474
ClubCorp Holdings Inc.	70,515	1,250,936
Cracker Barrel Old Country Store Inc.	139,763	15,383,713
Del Frisco’s Restaurant Group Inc.[a]	33,395	787,120
Denny’s Corp.[a]	501,676	3,607,050

Security	Shares	Value

Diamond Resorts International Inc.[a]	60,023	$1,108,025
DineEquity Inc.	61,377	5,128,048
Diversified Restaurant Holdings Inc.[a]	75,682	361,003
Einstein Noah Restaurant Group Inc.	40,700	590,150
Fiesta Restaurant Group Inc.[a]	159,468	8,330,608
Ignite Restaurant Group Inc.[a,b]	50,848	635,600
Interval Leisure Group Inc.	280,199	8,658,149
Jack in the Box Inc.[a]	252,544	12,632,251
Jamba Inc.[a,b]	117,898	1,465,472
Krispy Kreme Doughnuts Inc.[a,b]	465,955	8,988,272
Life Time Fitness Inc.[a,b]	161,052	7,569,444
Monarch Casino & Resort Inc.[a]	32,543	653,463
Morgans Hotel Group Co.[a]	77,272	628,221
Multimedia Games Holding Co. Inc.[a]	206,197	6,466,338
Nathan’s Famous Inc.[a]	19,195	967,620
Noodles & Co.[a,b]	33,552	1,205,188
Papa John’s International Inc.	227,996	10,351,018
Pinnacle Entertainment Inc.[a]	392,471	10,200,321
Potbelly Corp.[a]	47,527	1,153,956
Red Robin Gourmet Burgers Inc.[a]	88,187	6,485,272
Ruth’s Hospitality Group Inc.	257,394	3,657,569
Scientific Games Corp. Class Aa	252,813	4,280,124
Sonic Corp.[a]	319,379	6,448,262
Texas Roadhouse Inc.	444,092	12,345,758
Vail Resorts Inc.	255,434	19,216,300

		252,803,916
HOUSEHOLD DURABLES — 1.16%
Beazer Homes USA Inc.[a,b]	99,479	2,429,277
Blyth Inc.[b]	65,670	714,490
Cavco Industries Inc.[a]	44,219	3,037,845
Ethan Allen Interiors Inc.	152,872	4,650,366
EveryWare Global Inc.[a]	69,033	571,593
Hovnanian Enterprises Inc. Class Aa,b	566,811	3,752,289
iRobot Corp.[a,b]	201,146	6,993,846
KB Home	594,449	10,866,528
La-Z-Boy Inc.	96,092	2,978,852
LGI Homes Inc.[a]	36,281	645,439
Libbey Inc.[a]	150,523	3,160,983
M.D.C. Holdings Inc.	55,706	1,795,961
M/I Homes Inc.[a]	48,097	1,224,069
Meritage Homes Corp.[a]	212,200	10,183,478
Ryland Group Inc. (The)	328,125	14,243,906
TRI Pointe Homes Inc.[a,b]	5,522	110,054
UCP Inc.[a]	15,778	230,990
Universal Electronics Inc.[a]	10,387	395,849
WCI Communities Inc.[a]	27,183	518,924
William Lyon Homes Class Aa,b	99,710	2,207,579

		70,712,318
HOUSEHOLD PRODUCTS — 0.34%
Central Garden & Pet Co. Class Aa	36,931	249,284
Oil-Dri Corp. of America	8,600	325,424
Orchids Paper Products Co.	36,802	1,208,578
Spectrum Brands Holdings Inc.	152,979	10,792,668
WD-40 Co.	110,091	8,221,596

		20,797,550

204

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2013

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.17%
Raven Industries Inc.	258,714	$10,643,494

		10,643,494
INSURANCE — 0.62%
Ambac Financial Group Inc.[a]	65,387	1,605,905
American Equity Investment Life Holding Co.	34,336	905,784
AmTrust Financial Services Inc.[b]	177,986	5,818,362
Argo Group International Holdings Ltd.	65,407	3,040,771
Blue Capital Reinsurance Holdings Ltd.[a]	7,117	130,739
Crawford & Co. Class B	68,557	633,467
Eastern Insurance Holdings Inc.	8,429	206,426
eHealth Inc.[a]	131,571	6,116,736
Employers Holdings Inc.	154,065	4,876,157
Enstar Group Ltd.[a]	24,059	3,342,036
Greenlight Capital Re Ltd. Class Aa	48,580	1,637,632
Hallmark Financial Services Inc.[a]	7,138	63,421
HCI Group Inc.	69,618	3,724,563
Health Insurance Innovations Inc.[a]	32,529	328,868
Infinity Property and Casualty Corp.	39,907	2,863,327
Maiden Holdings Ltd.	45,735	499,884
Meadowbrook Insurance Group Inc.	20,058	139,604
National Interstate Corp.	12,783	294,009
Third Point Reinsurance Ltd.[a]	49,101	909,841
Tower Group International Ltd.[b]	30,411	102,789
United Fire Group Inc.	12,036	344,952
Universal Insurance Holdings Inc.	18,185	263,319

		37,848,592
INTERNET & CATALOG RETAIL — 0.77%
1-800-FLOWERS.COM Inc. Class Aa	141,034	762,994
Blue Nile Inc.[a]	87,658	4,127,815
HSN Inc.	240,598	14,989,255
NutriSystem Inc.	202,518	3,329,396
Orbitz Worldwide Inc.[a]	169,461	1,216,730
Overstock.com Inc.[a,b]	80,835	2,488,910
PetMed Express Inc.	145,493	2,419,549
RetailMeNot Inc.[a]	48,955	1,409,415
Shutterfly Inc.[a,b]	270,137	13,758,077
Valuevision Media Inc. Class Aa	241,501	1,688,092
Vitacost.com Inc.[a,b]	155,141	898,266

		47,088,499
INTERNET SOFTWARE & SERVICES — 5.07%
Angie’s List Inc.[a,b]	172,612	2,615,072
Bazaarvoice Inc.[a,b]	188,282	1,491,193
Benefitfocus Inc.[a]	26,803	1,547,605
Blucora Inc.[a]	183,202	5,342,170
Brightcove Inc.[a]	198,723	2,809,943
Carbonite Inc.[a]	87,197	1,031,541
ChannelAdvisor Corp.[a]	45,316	1,890,130
Chegg Inc.[a]	73,786	627,919
comScore Inc.[a]	254,104	7,269,915
Constant Contact Inc.[a]	217,778	6,766,362
Cornerstone OnDemand Inc.[a,b]	287,141	15,316,101
CoStar Group Inc.[a]	203,082	37,484,876
Cvent Inc.[a,b]	33,574	1,221,758
Dealertrack Technologies Inc.[a]	275,361	13,239,357
Demandware Inc.[a]	131,291	8,418,379

Security	Shares	Value

Dice Holdings Inc.[a]	272,557	$1,976,038
E2open Inc.[a,b]	104,062	2,488,122
eGain Corp.[a]	92,248	944,620
Endurance International Group Holdings Inc.[a]	114,802	1,627,892
Envestnet Inc.[a]	161,636	6,513,931
Global Eagle Entertainment Inc.[a,b]	160,462	2,386,070
Gogo Inc.[a,b]	44,307	1,099,257
j2 Global Inc.	326,719	16,339,217
Liquidity Services Inc.[a,b]	178,116	4,036,109
LivePerson Inc.[a]	394,010	5,839,228
LogMeIn Inc.[a]	174,158	5,843,001
Marin Software Inc.[a,b]	64,781	663,357
Marketo Inc.[a,b]	49,206	1,824,066
Millennial Media Inc.[a,b]	256,675	1,866,027
Move Inc.[a]	285,786	4,569,718
Net Element Inc.[a,b]	15,834	69,195
NIC Inc.	461,473	11,476,834
OpenTable Inc.[a,b]	162,079	12,864,210
Perficient Inc.[a]	30,953	724,919
Reis Inc.[a,b]	58,816	1,131,032
Responsys Inc.[a]	243,429	6,672,389
Rocket Fuel Inc.[a,b]	25,967	1,596,711
SciQuest Inc.[a,b]	161,535	4,600,517
Shutterstock Inc.[a,b]	36,080	3,017,370
Spark Networks Inc.[a]	124,086	764,370
SPS Commerce Inc.[a]	113,985	7,443,221
Stamps.com Inc.[a]	93,698	3,944,686
Support.com Inc.[a]	375,431	1,422,884
Textura Corp.[a,b]	28,861	864,098
Travelzoo Inc.[a]	57,256	1,220,698
Tremor Video Inc.[a,b]	39,100	226,780
Trulia Inc.[a,b]	197,990	6,983,107
Unwired Planet Inc.[a]	653,180	901,388
ValueClick Inc.[a]	474,384	11,086,354
VistaPrint NVa,b	232,231	13,202,332
Vocus Inc.[a]	11,927	135,849
Web.com Group Inc.[a,b]	298,320	9,483,593
WebMD Health Corp.[a,b]	202,122	7,983,819
Wix.com Ltd.[a]	43,808	1,176,245
XO Group Inc.[a]	189,016	2,808,778
Xoom Corp.[a,b]	58,011	1,587,761
Yelp Inc.[a]	231,003	15,927,657
YuMe Inc.[a,b]	27,546	205,218
Zillow Inc. Class Aa,b	165,765	13,547,973
Zix Corp.[a]	436,760	1,991,626

		310,150,588
IT SERVICES — 3.00%
Acxiom Corp.[a]	131,346	4,857,175
Blackhawk Network Holdings Inc.[a,b]	81,067	2,047,752
Cardtronics Inc.[a]	319,128	13,866,112
Cass Information Systems Inc.	73,711	4,964,436
Computer Task Group Inc.	111,680	2,110,752
CSG Systems International Inc.	131,317	3,860,720
EPAM Systems Inc.[a]	156,613	5,472,058
Euronet Worldwide Inc.[a]	354,535	16,964,500
EVERTEC Inc.	211,032	5,204,049
ExlService Holdings Inc.[a]	232,263	6,415,104
Forrester Research Inc.	90,198	3,450,976
Hackett Group Inc. (The)	55,345	343,692
Heartland Payment Systems Inc.	258,461	12,881,696
Higher One Holdings Inc.[a]	226,751	2,213,090

205

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2013

Security	Shares	Value

iGATE Corp.[a]	247,833	$9,952,973
Lionbridge Technologies Inc.[a]	384,271	2,290,255
Luxoft Holding Inc.[a]	24,525	931,460
MAXIMUS Inc.	485,861	21,373,025
MoneyGram International Inc.[a]	37,638	782,118
Planet Payment Inc.[a]	300,026	834,072
Sapient Corp.[a]	785,089	13,629,145
ServiceSource International Inc.[a,b]	438,104	3,671,312
Syntel Inc.	109,833	9,989,311
TeleTech Holdings Inc.[a]	93,639	2,241,718
Unisys Corp.[a,b]	15,561	522,383
Virtusa Corp.[a]	144,803	5,515,546
WEX Inc.[a]	275,948	27,327,130

		183,712,560
LEISURE EQUIPMENT & PRODUCTS — 0.84%
Arctic Cat Inc.	94,363	5,376,804
Brunswick Corp.	608,594	28,031,839
Marine Products Corp.	74,201	745,720
Nautilus Inc.[a,b]	218,991	1,846,094
Smith & Wesson Holding Corp.[a,b]	399,594	5,390,523
Sturm, Ruger & Co. Inc.[b]	137,454	10,046,513

		51,437,493
LIFE SCIENCES TOOLS & SERVICES — 0.62%
Accelerate Diagnostics Inc.[a,b]	77,639	947,196
Cambrex Corp.[a]	102,458	1,826,826
Fluidigm Corp.[a]	180,224	6,906,184
Furiex Pharmaceuticals Inc.[a,b]	48,253	2,027,108
Harvard Bioscience Inc.[a]	13,500	63,450
Luminex Corp.[a]	265,979	5,159,993
NeoGenomics Inc.[a]	232,135	840,329
PAREXEL International Corp.[a]	404,371	18,269,482
Sequenom Inc.[a,b]	826,187	1,933,277

		37,973,845
MACHINERY — 4.03%
Accuride Corp.[a,b]	264,800	987,704
Albany International Corp. Class A	29,982	1,077,253
Altra Industrial Motion Corp.	192,214	6,577,563
Blount International Inc.[a,b]	348,571	5,043,822
Chart Industries Inc.[a,b]	215,662	20,625,914
CIRCOR International Inc.	7,187	580,566
CLARCOR Inc.	353,381	22,740,067
Columbus McKinnon Corp.[a]	19,692	534,441
Commercial Vehicle Group Inc.[a]	118,612	862,309
Douglas Dynamics Inc.	144,022	2,422,450
Energy Recovery Inc.[a,b]	134,738	749,143
EnPro Industries Inc.[a]	73,862	4,258,144
ESCO Technologies Inc.	52,969	1,814,718
ExOne Co. (The)[a,b]	40,255	2,433,817
Federal Signal Corp.[a]	442,827	6,487,416
Flow International Corp.[a]	61,874	249,971
Global Brass & Copper Holdings Inc.	12,668	209,655
Gorman-Rupp Co. (The)	97,056	3,244,582
Graham Corp.	70,514	2,558,953
Hyster-Yale Materials Handling Inc.	75,292	7,014,203
John Bean Technologies Corp.	207,082	6,073,715
Lindsay Corp.[b]	91,472	7,569,308
Manitex International Inc.[a]	97,984	1,555,986

Security	Shares	Value

Middleby Corp. (The)[a]	133,736	$32,092,628
Mueller Industries Inc.	200,031	12,603,953
Mueller Water Products Inc. Class A	1,122,219	10,515,192
Omega Flex Inc.	20,028	409,773
Proto Labs Inc.[a,b]	121,286	8,633,138
RBC Bearings Inc.[a]	163,565	11,572,224
Rexnord Corp.[a]	214,836	5,802,720
Standex International Corp.	17,591	1,106,122
Sun Hydraulics Corp.	153,426	6,264,384
Tennant Co.	130,961	8,880,466
Titan International Inc.	290,405	5,221,482
TriMas Corp.[a]	319,635	12,750,240
Wabash National Corp.[a,b]	38,670	477,575
Watts Water Technologies Inc. Class A	15,107	934,670
Woodward Inc.	489,040	22,305,114
Xerium Technologies Inc.[a]	76,992	1,269,598

		246,510,979
MARINE — 0.13%
Matson Inc.	303,513	7,924,724

		7,924,724
MEDIA — 0.93%
Beasley Broadcast Group Inc. Class A	3,019	26,356
Carmike Cinemas Inc.[a]	46,112	1,283,758
Crown Media Holdings Inc. Class Aa	51,595	182,130
Cumulus Media Inc. Class Aa	478,290	3,697,182
Entravision Communications Corp. Class A	397,387	2,420,087
Global Sources Ltd.[a]	16,410	133,413
Gray Television Inc.[a]	23,766	353,638
Hemisphere Media Group Inc.[a,b]	60,718	720,723
Loral Space & Communications Inc.[a]	92,687	7,505,793
McClatchy Co. (The) Class Aa,b	343,193	1,166,856
MDC Partners Inc.	90,508	2,308,859
National CineMedia Inc.	127,792	2,550,728
Nexstar Broadcasting Group Inc.	208,891	11,641,496
ReachLocal Inc.[a,b]	73,352	932,304
Rentrak Corp.[a]	69,250	2,623,883
Saga Communications Inc. Class A	9,531	479,409
SFX Entertainment Inc.[a]	68,109	817,308
Sinclair Broadcast Group Inc. Class A	486,683	17,389,184
World Wrestling Entertainment Inc. Class A	21,097	349,788

		56,582,895
METALS & MINING — 0.61%
AMCOL International Corp.	77,109	2,620,164
Coeur Mining Inc.[a]	273,666	2,969,276
Globe Specialty Metals Inc.	25,471	458,733
Gold Resource Corp.[b]	234,098	1,060,464
Handy & Harman Ltd.[a]	34,338	831,323
Hecla Mining Co.	335,952	1,034,732
Materion Corp.	78,218	2,413,025
Midway Gold Corp.[a,b]	709,697	574,855
Olympic Steel Inc.	16,492	477,938
Paramount Gold and Silver Corp.[a,b]	973,233	906,859
Schnitzer Steel Industries Inc. Class A	9,809	320,460
US Silica Holdings Inc.	153,607	5,239,535
Walter Energy Inc.[b]	154,407	2,567,788
Worthington Industries Inc.	376,103	15,826,414

		37,301,566

206

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2013

Security	Shares	Value

MULTILINE RETAIL — 0.06%
Bon-Ton Stores Inc. (The)	88,989	$1,448,741
Burlington Stores Inc.[a]	60,902	1,948,864
Gordmans Stores Inc.	15,527	119,092

		3,516,697
OIL, GAS & CONSUMABLE FUELS — 3.20%
Abraxas Petroleum Corp.[a]	595,917	1,954,608
Adams Resources & Energy Inc.	890	60,965
Amyris Inc.[a,b]	184,994	978,618
Apco Oil and Gas International Inc.[a]	10,175	158,628
Approach Resources Inc.[a,b]	139,635	2,693,559
Athlon Energy Inc.[a]	49,958	1,511,230
Bill Barrett Corp.[a,b]	102,034	2,732,471
Bonanza Creek Energy Inc.[a,b]	209,452	9,104,878
Carrizo Oil & Gas Inc.[a]	276,711	12,388,351
Clean Energy Fuels Corp.[a,b]	484,925	6,245,834
Contango Oil & Gas Co.[a]	17,253	815,377
Crosstex Energy Inc.	309,559	11,193,653
Delek US Holdings Inc.	173,794	5,980,252
Diamondback Energy Inc.[a]	138,750	7,334,325
EPL Oil & Gas Inc.[a]	68,102	1,940,907
Evolution Petroleum Corp.	119,685	1,476,913
EXCO Resources Inc.[b]	496,667	2,637,302
Forest Oil Corp.[a]	109,447	395,104
FX Energy Inc.[a,b]	377,025	1,379,912
Gastar Exploration Ltd.[a]	395,019	2,733,531
Goodrich Petroleum Corp.[a,b]	223,157	3,798,132
Isramco Inc.[a]	6,507	826,714
Jones Energy Inc. Class Aa	30,640	443,667
KiOR Inc. Class Aa,b	309,767	520,409
Kodiak Oil & Gas Corp.[a]	1,887,931	21,163,707
Magnum Hunter Resources Corp.[a]	383,918	2,806,441
Panhandle Oil and Gas Inc.	45,863	1,532,283
PetroQuest Energy Inc.[a]	375,688	1,622,972
Quicksilver Resources Inc.[a,b]	148,621	456,266
Renewable Energy Group Inc.[a,b]	30,892	354,022
Rentech Inc.[a]	1,089,292	1,906,261
REX American Resources Corp.[a]	3,586	160,330
Rex Energy Corp.[a,b]	321,823	6,343,131
Rosetta Resources Inc.[a]	434,504	20,873,572
Sanchez Energy Corp.[a,b]	17,553	430,224
SemGroup Corp. Class A	278,465	18,164,272
Solazyme Inc.[a,b]	343,736	3,743,285
Synergy Resources Corp.[a,b]	359,613	3,330,016
Targa Resources Corp.	234,009	20,632,574
Triangle Petroleum Corp.[a]	88,709	738,059
Ur-Energy Inc.[a]	172,190	237,622
Uranium Energy Corp.[a,b]	603,482	1,206,964
VAALCO Energy Inc.[a]	205,603	1,416,605
Western Refining Inc.	217,324	9,216,711
ZaZa Energy Corp.[a,b]	110,420	105,517

		195,746,174
PAPER & FOREST PRODUCTS — 1.05%
Boise Cascade Co.[a]	88,252	2,601,669
Clearwater Paper Corp.[a]	117,778	6,183,345
Deltic Timber Corp.	79,619	5,409,315
KapStone Paper and Packaging Corp.[a]	290,469	16,225,598
Louisiana-Pacific Corp.[a]	717,811	13,286,681

Security	Shares	Value

Neenah Paper Inc.	11,832	$506,055
P.H. Glatfelter Co.	272,489	7,531,596
Schweitzer-Mauduit International Inc.	161,262	8,300,155
Wausau Paper Corp.	336,722	4,269,635

		64,314,049
PERSONAL PRODUCTS — 0.32%
Elizabeth Arden Inc.[a,b]	154,593	5,480,322
Female Health Co. (The)[b]	153,429	1,304,147
Inter Parfums Inc.	82,674	2,960,556
Lifevantage Corp.[a]	733,107	1,209,627
Medifast Inc.[a]	99,809	2,608,009
Revlon Inc. Class Aa	26,321	656,972
Star Scientific Inc.[a,b]	1,205,327	1,398,179
Synutra International Inc.[a]	110,508	981,311
USANA Health Sciences Inc.[a,b]	43,171	3,262,864

		19,861,987
PHARMACEUTICALS — 2.93%
AcelRx Pharmaceuticals Inc.[a,b]	165,771	1,874,870
Aerie Pharmaceuticals Inc.[a]	43,942	789,198
Akorn Inc.[a,b]	414,123	10,199,849
Alimera Sciences Inc.[a,b]	119,651	563,556
Ampio Pharmaceuticals Inc.[a,b]	221,497	1,579,274
Aratana Therapeutics Inc.[a]	37,190	710,329
Auxilium Pharmaceuticals Inc.[a,b]	350,927	7,278,226
AVANIR Pharmaceuticals Inc. Class Aa,b	1,038,012	3,487,720
BioDelivery Sciences International Inc.[a,b]	211,165	1,243,762
Cadence Pharmaceuticals Inc.[a]	436,159	3,947,239
Cempra Inc.[a]	140,677	1,742,988
Corcept Therapeutics Inc.[a,b]	375,701	1,209,757
Depomed Inc.[a]	399,589	4,227,652
Endocyte Inc.[a,b]	218,527	2,336,054
Hi-Tech Pharmacal Co. Inc.[a]	27,305	1,184,764
Horizon Pharma Inc.[a,b]	187,663	1,429,992
Lannett Co. Inc.[a]	133,047	4,403,856
Medicines Co. (The)[a]	449,986	17,378,459
Nektar Therapeutics[a,b]	567,994	6,446,732
Omeros Corp.[a,b]	210,117	2,372,221
Pacira Pharmaceuticals Inc.[a,b]	196,092	11,273,329
Prestige Brands Holdings Inc.[a]	363,870	13,026,546
Questcor Pharmaceuticals Inc.[b]	369,013	20,092,758
Relypsa Inc.[a,b]	34,541	863,525
Repros Therapeutics Inc.[a,b]	162,949	2,981,967
Sagent Pharmaceuticals Inc.[a,b]	133,438	3,386,656
Santarus Inc.[a]	412,636	13,187,847
SciClone Pharmaceuticals Inc.[a,b]	279,051	1,406,417
Sucampo Pharmaceuticals Inc. Class Aa	96,671	908,707
Supernus Pharmaceuticals Inc.[a,b]	115,734	872,634
TherapeuticsMD Inc.[a,b]	614,417	3,201,113
ViroPharma Inc.[a]	484,620	24,158,307
VIVUS Inc.[a,b]	714,652	6,489,040
XenoPort Inc.[a]	45,626	262,350
Zogenix Inc.[a,b]	701,771	2,414,092

		178,931,786
PROFESSIONAL SERVICES — 1.58%
Acacia Research Corp.[b]	102,349	1,488,154
Advisory Board Co. (The)[a,b]	252,534	16,078,840
Barrett Business Services Inc.	49,908	4,628,468

207

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Corporate Executive Board Co. (The)	239,096	$18,513,203
Exponent Inc.	93,855	7,268,131
Franklin Covey Co.[a]	43,874	872,215
GP Strategies Corp.[a]	105,620	3,146,420
Huron Consulting Group Inc.[a]	21,946	1,376,453
Insperity Inc.	160,536	5,800,166
Kforce Inc.	174,384	3,567,897
Mistras Group Inc.[a]	112,177	2,342,256
Odyssey Marine Exploration Inc.[a,b]	553,027	1,117,115
On Assignment Inc.[a]	325,382	11,362,339
Pendrell Corp.[a]	168,015	337,710
RPX Corp.[a]	31,775	536,998
TrueBlue Inc.[a]	289,613	7,466,223
WageWorks Inc.[a]	177,575	10,555,058

		96,457,646
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.78%
Acadia Realty Trust	71,105	1,765,537
Alexander’s Inc.	15,040	4,963,200
American Realty Capital Properties Inc.[b]	186,674	2,400,628
Aviv REIT Inc.	8,192	194,150
CoreSite Realty Corp.	148,497	4,780,118
DuPont Fabros Technology Inc.[b]	194,368	4,802,833
EastGroup Properties Inc.	201,473	11,671,331
Empire State Realty Trust Inc. Class A	109,305	1,672,367
GEO Group Inc. (The)	234,321	7,549,823
Glimcher Realty Trust	920,493	8,615,814
Hannon Armstrong Sustainable Infrastructure Capital Inc.	103,999	1,451,826
Healthcare Realty Trust Inc.	264,780	5,642,462
Highwoods Properties Inc.[b]	197,497	7,143,467
Inland Real Estate Corp.[b]	522,966	5,501,602
Investors Real Estate Trust	39,138	335,804
LTC Properties Inc.	213,503	7,555,871
National Health Investors Inc.	207,686	11,651,185
Physicians Realty Trust	26,579	338,616
Potlatch Corp.	288,057	12,023,499
PS Business Parks Inc.	138,176	10,559,410
QTS Realty Trust Inc. Class A	18,678	462,841
Rexford Industrial Realty Inc.	34,438	454,582
Ryman Hospitality Properties Inc.	203,342	8,495,629
Sabra Healthcare REIT Inc.	110,728	2,894,430
Saul Centers Inc.	55,339	2,641,330
Sovran Self Storage Inc.	203,314	13,249,973
Strategic Hotels & Resorts Inc.[a]	1,084,877	10,252,088
Sun Communities Inc.[b]	255,125	10,878,530
UMH Properties Inc.	17,506	164,907
Universal Health Realty Income Trust	88,473	3,544,228
Urstadt Biddle Properties Inc. Class A	128,693	2,374,386
Washington Real Estate Investment Trust[b]	133,588	3,120,616
Winthrop Realty Trust	14,380	158,899
ZAIS Financial Corp.	36,244	580,991

		169,892,973
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.09%
Forestar Group Inc.[a]	27,883	593,071
Kennedy-Wilson Holdings Inc.	38,962	866,905
RE/MAX Holdings Inc. Class Aa	23,868	765,447
Tejon Ranch Co.[a]	91,982	3,381,258

		5,606,681

Security	Shares	Value

ROAD & RAIL — 0.62%
Celadon Group Inc.	9,924	$193,320
Heartland Express Inc.	250,571	4,916,203
Knight Transportation Inc.	417,969	7,665,551
Quality Distribution Inc.[a]	50,069	642,385
Roadrunner Transportation Systems Inc.[a]	65,329	1,760,617
Saia Inc.[a]	172,851	5,539,875
Swift Transportation Co.[a,b]	596,402	13,246,088
Universal Truckload Services Inc.	38,065	1,161,363
Werner Enterprises Inc.	91,204	2,255,475
YRC Worldwide Inc.[a,b]	18,755	325,774

		37,706,651
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.82%
Advanced Energy Industries Inc.[a]	263,212	6,017,026
Ambarella Inc.[a,b]	130,850	4,439,741
Applied Micro Circuits Corp.[a,b]	520,099	6,958,925
Cabot Microelectronics Corp.[a]	165,622	7,568,925
Cavium Inc.[a,b]	365,239	12,604,398
Cirrus Logic Inc.[a,b]	184,706	3,773,544
Cypress Semiconductor Corp.[b]	1,046,179	10,984,879
Diodes Inc.[a]	200,187	4,716,406
Entegris Inc.[a]	147,521	1,711,244
Exar Corp.[a]	275,452	3,247,579
GT Advanced Technologies Inc.[a,b]	803,231	7,004,174
Hittite Microwave Corp.[a]	224,266	13,843,940
Inphi Corp.[a,b]	68,224	880,090
Integrated Device Technology Inc.[a]	272,830	2,780,138
Intermolecular Inc.[a,b]	121,722	598,872
Lattice Semiconductor Corp.[a]	210,596	1,160,384
M/A-COM Technology Solutions Holdings Inc.[a]	70,445	1,196,861
MaxLinear Inc. Class Aa	172,884	1,803,180
Micrel Inc.	334,284	3,299,383
Microsemi Corp.[a]	514,277	12,831,211
Monolithic Power Systems Inc.[a]	261,731	9,071,596
MoSys Inc.[a,b]	290,095	1,601,324
Nanometrics Inc.[a]	111,073	2,115,941
NVE Corp.[a]	34,316	1,999,936
OmniVision Technologies Inc.[a]	33,148	570,146
PDF Solutions Inc.[a]	180,346	4,620,465
Peregrine Semiconductor Corp.[a,b]	186,045	1,378,593
PLX Technology Inc.[a]	317,609	2,089,867
PMC-Sierra Inc.[a]	627,560	4,035,211
Power Integrations Inc.	206,195	11,509,805
Rambus Inc.[a,b]	794,560	7,524,483
RF Micro Devices Inc.[a]	1,746,115	9,009,953
Rubicon Technology Inc.[a,b]	14,238	141,668
Rudolph Technologies Inc.[a]	39,424	462,838
Semtech Corp.[a]	479,194	12,114,024
Silicon Image Inc.[a]	553,807	3,405,913
SunEdison Inc.[a,b]	1,895,136	24,731,525
SunPower Corp.[a,b]	293,365	8,745,211
Synaptics Inc.[a,b]	231,100	11,973,291
TriQuint Semiconductor Inc.[a]	114,102	951,611
Ultra Clean Holdings Inc.[a]	10,949	109,818
Ultratech Inc.[a]	197,414	5,725,006
Veeco Instruments Inc.[a,b]	61,966	2,039,301

		233,348,426

208

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2013

Security	Shares	Value

SOFTWARE — 7.36%
ACI Worldwide Inc.[a]	283,427	$18,422,755
Actuate Corp.[a]	320,363	2,469,999
Advent Software Inc.	232,074	8,120,269
American Software Inc. Class A	169,372	1,671,702
Aspen Technology Inc.[a]	628,462	26,269,712
AVG Technologies[a,b]	172,067	2,961,273
Barracuda Networks Inc.[a,b]	21,950	870,976
Blackbaud Inc.	324,783	12,228,080
Bottomline Technologies Inc.[a]	269,158	9,732,753
BroadSoft Inc.[a]	200,221	5,474,042
Callidus Software Inc.[a]	287,235	3,943,737
CommVault Systems Inc.[a]	330,580	24,753,830
Comverse Inc.[a]	158,707	6,157,832
Covisint Corp.[a]	38,797	486,902
Cyan Inc.[a,b]	11,003	58,206
Digimarc Corp.	44,246	852,178
Ebix Inc.[b]	161,179	2,372,555
Ellie Mae Inc.[a,b]	188,594	5,067,521
EPIQ Systems Inc.	13,748	222,855
ePlus Inc.[a]	1,698	96,514
Fair Isaac Corp.	255,195	16,036,454
FleetMatics Group PLC[a]	123,726	5,351,149
Gigamon Inc.[a]	19,877	558,146
Glu Mobile Inc.[a,b]	425,731	1,656,094
Guidance Software Inc.[a,b]	118,427	1,196,113
Guidewire Software Inc.[a]	347,048	17,029,645
Imperva Inc.[a,b]	143,714	6,916,955
Infoblox Inc.[a,b]	376,803	12,442,035
Interactive Intelligence Group Inc.[a]	110,261	7,427,181
Jive Software Inc.[a,b]	282,897	3,182,591
Manhattan Associates Inc.[a]	138,425	16,262,169
Mavenir Systems Inc.[a]	29,566	329,957
MicroStrategy Inc. Class Aa	64,341	7,993,726
Mitek Systems Inc.[a,b]	177,035	1,051,588
Model N Inc.[a]	57,296	675,520
Monotype Imaging Holdings Inc.	272,039	8,667,163
NetScout Systems Inc.[a]	257,656	7,624,041
Pegasystems Inc.	123,472	6,072,353
Progress Software Corp.[a]	185,110	4,781,391
Proofpoint Inc.[a,b]	163,522	5,424,025
PROS Holdings Inc.[a]	160,858	6,418,234
PTC Inc.[a]	850,733	30,107,441
QAD Inc. Class A	37,107	655,310
QLIK Technologies Inc.[a]	619,021	16,484,529
Qualys Inc.[a]	104,991	2,426,342
Rally Software Development Corp.[a,b]	48,702	947,254
RealPage Inc.[a,b]	331,243	7,744,461
Rosetta Stone Inc.[a]	81,789	999,462
Sapiens International Corp.	28,752	221,678
Silver Spring Networks Inc.[a,b]	41,787	877,527
SS&C Technologies Holdings Inc.[a]	414,363	18,339,706
Synchronoss Technologies Inc.[a]	207,360	6,442,675
Take-Two Interactive Software Inc.[a]	576,179	10,008,229
Tangoe Inc.[a,b]	221,893	3,996,293
TiVo Inc.[a]	421,400	5,528,768
Tyler Technologies Inc.[a]	224,055	22,882,737
Ultimate Software Group Inc. (The)[a]	196,624	30,126,729
Vasco Data Security International Inc.[a]	84,317	651,770
Verint Systems Inc.[a]	374,803	16,094,041
VirnetX Holding Corp.[a,b]	300,496	5,832,627
Vringo Inc.[a,b]	85,654	253,536

		449,951,336

Security	Shares	Value

SPECIALTY RETAIL — 4.17%
Aeropostale Inc.[a,b]	557,409	$5,066,848
America’s Car-Mart Inc.[a,b]	43,337	1,830,122
ANN INC.[a]	335,620	12,270,267
Asbury Automotive Group Inc.[a]	195,592	10,511,114
Barnes & Noble Inc.[a]	18,822	281,389
Big 5 Sporting Goods Corp.	121,201	2,402,204
Brown Shoe Co. Inc.	189,883	5,343,308
Buckle Inc. (The)[b]	198,773	10,447,509
Cato Corp. (The) Class A	38,873	1,236,161
Children’s Place Retail Stores Inc. (The)[a]	56,735	3,232,193
Christopher & Banks Corp.[a]	256,548	2,190,920
Citi Trends Inc.[a]	7,368	125,256
Conn’s Inc.[a,b]	159,684	12,581,502
Container Store Group Inc. (The)[a,b]	57,125	2,662,596
Destination Maternity Corp.	87,806	2,623,643
Express Inc.[a,b]	607,306	11,338,403
Finish Line Inc. (The) Class A	118,999	3,352,202
Five Below Inc.[a,b]	233,319	10,079,381
Francesca’s Holdings Corp.[a,b]	312,328	5,749,958
Genesco Inc.[a]	122,831	8,974,033
Haverty Furniture Companies Inc.	33,046	1,034,340
Hibbett Sports Inc.[a,b]	184,917	12,428,272
Jos. A. Bank Clothiers Inc.[a]	29,167	1,596,310
Kirkland’s Inc.[a]	69,584	1,647,053
Lithia Motors Inc. Class A	157,965	10,965,930
Lumber Liquidators Holdings Inc.[a,b]	195,378	20,102,442
Mattress Firm Holding Corp.[a,b]	96,222	4,141,395
Monro Muffler Brake Inc.	222,452	12,537,395
New York & Co. Inc.[a]	121,981	533,057
Office Depot Inc.[a]	433,467	2,293,040
Outerwall Inc.[a,b]	200,069	13,458,642
Pacific Sunwear of California Inc.[a]	287,426	960,003
Penske Automotive Group Inc.	66,943	3,157,032
Pier 1 Imports Inc.	674,287	15,562,544
Restoration Hardware Holdings Inc.[a,b]	125,521	8,447,563
Sears Hometown and Outlet Stores Inc.[a]	39,533	1,008,092
Select Comfort Corp.[a,b]	371,755	7,840,313
Sonic Automotive Inc. Class A	70,330	1,721,678
Stein Mart Inc.	103,532	1,392,505
Tile Shop Holdings Inc. (The)[a,b]	132,448	2,393,335
Tilly’s Inc. Class Aa	64,686	740,655
Vitamin Shoppe Inc.[a]	215,906	11,229,271
Wet Seal Inc. Class Aa	639,792	1,746,632
Winmark Corp.	15,855	1,468,490
Zumiez Inc.[a,b]	151,337	3,934,762

		254,639,760
TEXTILES, APPAREL & LUXURY GOODS — 1.49%
Costa Inc.[a]	62,662	1,361,645
Crocs Inc.[a]	540,676	8,607,562
Culp Inc.	50,441	1,031,518
G-III Apparel Group Ltd.[a]	90,366	6,668,107
Iconix Brand Group Inc.[a]	171,284	6,799,975
Movado Group Inc.	7,112	312,999
Oxford Industries Inc.	95,771	7,725,847
Quiksilver Inc.[a]	694,160	6,087,783
R.G. Barry Corp.	4,910	94,763

209

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Steven Madden Ltd.[a]	427,913	$15,657,337
Tumi Holdings Inc.[a,b]	340,280	7,673,314
Vera Bradley Inc.[a,b]	155,297	3,733,340
Vince Holding Corp.[a]	39,186	1,201,835
Wolverine World Wide Inc.	713,736	24,238,474

		91,194,499
THRIFTS & MORTGAGE FINANCE — 0.44%
BofI Holding Inc.[a,b]	85,828	6,731,490
Essent Group Ltd.[a]	25,832	621,518
First Federal Bancshares of Arkansas Inc.[a]	8,771	76,308
Meridian Interstate Bancorp Inc.[a]	3,756	84,810
MGIC Investment Corp.[a,b]	1,268,644	10,707,355
Northfield Bancorp Inc	93,276	1,231,243
Oritani Financial Corp.	99,613	1,598,789
Radian Group Inc.[b]	334,459	4,722,561
Tree.com Inc.[a]	26,481	869,636

		26,643,710
TOBACCO — 0.09%
Vector Group Ltd.[b]	333,261	5,455,483

		5,455,483
TRADING COMPANIES & DISTRIBUTORS — 1.35%
Aceto Corp.	38,670	967,137
Aircastle Ltd.	200,534	3,842,231
Applied Industrial Technologies Inc.	275,814	13,539,709
Beacon Roofing Supply Inc.[a,b]	346,338	13,950,495
BlueLinx Holdings Inc.[a,b]	238,466	465,009
CAI International Inc.[a,b]	43,765	1,031,541
DXP Enterprises Inc.[a]	67,206	7,742,131
H&E Equipment Services Inc.[a]	210,459	6,235,900
Houston Wire & Cable Co.	40,578	542,934
Kaman Corp.	125,874	5,000,974
Rush Enterprises Inc. Class Aa,b	92,675	2,747,814
Stock Building Supply Holdings Inc.[a]	37,274	679,132
TAL International Group Inc.[b]	113,221	6,493,224
Textainer Group Holdings Ltd.[b]	50,353	2,025,198
Watsco Inc.	182,668	17,547,088

		82,810,517
TRANSPORTATION INFRASTRUCTURE — 0.02%
Wesco Aircraft Holdings Inc.[a]	62,791	1,376,379

		1,376,379
WATER UTILITIES — 0.06%
American States Water Co.	23,150	665,099
Pure Cycle Corp.[a,b]	121,539	769,342
SJW Corp.	29,914	891,138
York Water Co. (The)	67,287	1,408,317

		3,733,896
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Leap Wireless International Inc.[a]	84,594	1,471,936
NTELOS Holdings Corp.	107,602	2,176,788
RingCentral Inc. Class Aa,b	22,315	409,927
Shenandoah Telecommunications Co.	154,857	3,975,179

		8,033,830

TOTAL COMMON STOCKS
(Cost: $5,176,013,891)		6,108,752,899

Security	Shares	Value

INVESTMENT COMPANIES — 0.00%

CAPITAL MARKETS — 0.00%
Capitala Finance Corp.	4,922	$97,948

		97,948

TOTAL INVESTMENT COMPANIES
(Cost: $99,401)		97,948

RIGHTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
EXCO Resources Inc.[a,b]	519,809	83,170

		83,170

TOTAL RIGHTS
(Cost: $0)		83,170

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	39,666	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 17.84%

MONEY MARKET FUNDS — 17.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,017,431,801	1,017,431,801
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	59,594,169	59,594,169

210

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	13,491,915	$13,491,915

		1,090,517,885

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,090,517,885)		1,090,517,885

TOTAL INVESTMENTS IN SECURITIES — 117.76% (Cost: $6,266,631,177)		7,199,451,902
Other Assets, Less Liabilities — (17.76)%		(1,086,044,684)

NET ASSETS — 100.00%		$6,113,407,218

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

211

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 2.65%
AAR Corp.	302,324	$8,468,095
AeroVironment Inc.[a,b]	141,955	4,135,149
American Science and Engineering Inc.	52,562	3,779,733
API Technologies Corp.[a]	247,566	844,200
Cubic Corp.	140,558	7,401,784
Curtiss-Wright Corp.	356,896	22,209,638
DigitalGlobe Inc.[a,b]	567,618	23,357,481
Ducommun Inc.[a,b]	80,656	2,404,355
Engility Holdings Inc.[a]	131,402	4,388,827
Erickson Air-Crane Inc.[a,b]	8,531	177,360
Esterline Technologies Corp.[a]	238,368	24,304,001
GenCorp Inc.[a,b]	101,667	1,832,039
Keyw Holding Corp. (The)[a,b]	150,540	2,023,258
Kratos Defense & Security Solutions Inc.[a,b]	338,039	2,596,140
LMI Aerospace Inc.[a,b]	71,006	1,046,629
Moog Inc. Class Aa	313,643	21,308,905
National Presto Industries Inc.[b]	33,558	2,701,419
Orbital Sciences Corp.[a]	456,395	10,634,004
Sparton Corp.[a]	77,656	2,170,485
Teledyne Technologies Inc.[a]	196,347	18,036,435

		163,819,937
AIR FREIGHT & LOGISTICS — 0.34%
Air Transport Services Group Inc.[a]	401,234	3,245,983
Atlas Air Worldwide Holdings Inc.[a]	196,521	8,086,839
Pacer International Inc.[a]	246,069	2,032,530
UTi Worldwide Inc.	199,815	3,508,752
XPO Logistics Inc.[a,b]	164,573	4,326,624

		21,200,728
AIRLINES — 0.43%
Hawaiian Holdings Inc.[a,b]	398,364	3,836,245
JetBlue Airways Corp.[a,b]	1,774,158	15,169,051
Republic Airways Holdings Inc.[a]	182,211	1,947,836
SkyWest Inc.	373,953	5,545,723

		26,498,855
AUTO COMPONENTS — 0.88%
American Axle & Manufacturing Holdings Inc.[a]	157,968	3,230,446
Cooper Tire & Rubber Co.	425,077	10,218,851
Dana Holding Corp.	1,026,592	20,141,735
Federal-Mogul Corp. Class Aa	150,885	2,969,417
Fox Factory Holding Corp.[a,b]	37,815	666,300
Fuel Systems Solutions Inc.[a,b]	106,481	1,476,891
Modine Manufacturing Co.[a]	359,474	4,608,457
Remy International Inc.	106,374	2,480,642
Shiloh Industries Inc.[a]	46,143	899,788
Spartan Motors Inc.	259,487	1,738,563
Standard Motor Products Inc.	42,594	1,567,459
Stoneridge Inc.[a]	33,942	432,760
Superior Industries International Inc.	178,166	3,675,565

		54,106,874

Security	Shares	Value

BEVERAGES — 0.01%
Craft Brew Alliance Inc.[a,b]	49,958	$820,310

		820,310
BIOTECHNOLOGY — 0.70%
ACADIA Pharmaceuticals Inc.[a,b]	29,276	731,607
Acceleron Pharma Inc.[a,b]	7,059	279,536
Agios Pharmaceuticals Inc.[a,b]	7,416	177,613
Alnylam Pharmaceuticals Inc.[a]	25,161	1,618,607
Arena Pharmaceuticals Inc.[a,b]	196,679	1,150,572
ArQule Inc.[a]	26,124	56,167
AVEO Pharmaceuticals Inc.[a,b]	393,935	724,840
BIND Therapeutics Inc.[a]	5,813	87,718
Bluebird Bio Inc.[a,b]	7,408	155,420
Celldex Therapeutics Inc.[a]	44,287	1,072,188
Cellular Dynamics International Inc.[a,b]	4,171	68,863
Conatus Pharmaceuticals Inc.[a]	6,506	41,964
Curis Inc.[a,b]	165,746	467,404
Cytokinetics Inc.[a,b]	42,123	273,799
Cytori Therapeutics Inc.[a,b]	106,718	274,265
Dynavax Technologies Corp.[a,b]	242,873	476,031
Emergent BioSolutions Inc.[a]	173,842	3,996,628
Enzon Pharmaceuticals Inc.	291,181	337,770
Esperion Therapeutics Inc.[a,b]	7,135	98,035
Five Prime Therapeutics Inc.[a,b]	6,175	103,678
Foundation Medicine Inc.[a,b]	7,560	180,079
Geron Corp.[a,b]	996,212	4,722,045
Harvard Apparatus Regenerative Technology Inc.[a]	46,843	222,504
Idenix Pharmaceuticals Inc.[a,b]	90,891	543,528
ImmunoGen Inc.[a,b]	152,191	2,232,642
Immunomedics Inc.[a,b]	31,164	143,354
InterMune Inc.[a,b]	48,533	714,891
Intrexon Corp.[a,b]	12,481	297,048
Karyopharm Therapeutics Inc.[a,b]	8,605	197,227
Lexicon Pharmaceuticals Inc.[a,b]	120,802	217,444
MacroGenics Inc.[a]	6,329	173,604
Momenta Pharmaceuticals Inc.[a,b]	58,777	1,039,177
Navidea Biopharmaceuticals Inc.[a,b]	135,285	280,040
NPS Pharmaceuticals Inc.[a,b]	272,522	8,273,768
OncoMed Pharmaceuticals Inc.[a,b]	5,103	150,641
Onconova Therapeutics Inc.[a,b]	6,446	74,000
Ophthotech Corp.[a]	9,751	315,445
Progenics Pharmaceuticals Inc.[a,b]	88,908	473,880
Prothena Corp. PLC[a]	109,280	2,898,106
PTC Therapeutics Inc.[a,b]	10,427	176,946
Rigel Pharmaceuticals Inc.[a,b]	660,849	1,883,420
SIGA Technologies Inc.[a,b]	14,213	46,476
Spectrum Pharmaceuticals Inc.[a]	483,662	4,280,409
Targacept Inc.[a,b]	211,677	878,460
Vical Inc.[a,b]	50,628	59,741
XOMA Corp.[a]	73,690	495,934

		43,163,514
BUILDING PRODUCTS — 0.59%
Apogee Enterprises Inc.	63,641	2,285,348
Gibraltar Industries Inc.[a]	234,768	4,364,337
Griffon Corp.	341,115	4,506,129
Insteel Industries Inc.	8,619	195,910
NCI Building Systems Inc.[a]	25,131	440,798
Norcraft Companies Inc.[a]	29,576	580,281

212

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2013

Security	Shares	Value

Ply Gem Holdings Inc.[a]	12,576	$226,745
Quanex Building Products Corp.	283,937	5,656,025
Simpson Manufacturing Co. Inc.	283,111	10,398,667
Universal Forest Products Inc.	151,170	7,882,004

		36,536,244
CAPITAL MARKETS — 3.82%
Apollo Investment Corp.	1,715,296	14,545,710
Arlington Asset Investment Corp. Class A	110,628	2,919,473
BlackRock Kelso Capital Corp.[c]	567,790	5,297,481
Calamos Asset Management Inc. Class A	150,754	1,784,927
Capital Southwest Corp.	102,350	3,568,944
CIFC Corp.	49,189	382,690
Cowen Group Inc. Class Aa	748,255	2,925,677
FBR & Co.[a]	67,211	1,773,026
Fidus Investment Corp.	105,113	2,285,157
Fifth Street Finance Corp.	1,040,575	9,625,319
Garrison Capital Inc.[b]	45,610	633,067
GFI Group Inc.	527,222	2,061,438
Gladstone Capital Corp.	160,913	1,544,765
Gladstone Investment Corp.	201,106	1,620,914
Golub Capital BDC Inc.	285,889	5,463,339
GSV Capital Corp.[a,b]	147,790	1,786,781
Hercules Technology Growth Capital Inc.	468,279	7,679,776
HFF Inc. Class Aa	38,686	1,038,719
Horizon Technology Finance Corp.	62,461	887,571
ICG Group Inc.[a,b]	272,003	5,067,416
INTL FCStone Inc.[a,b]	72,977	1,352,994
Investment Technology Group Inc.[a]	284,946	5,858,490
Janus Capital Group Inc.	1,139,012	14,089,578
JMP Group Inc.	122,621	907,395
KCAP Financial Inc.[b]	217,885	1,758,332
KCG Holdings Inc. Class Aa	308,112	3,685,019
Main Street Capital Corp.[b]	277,757	9,079,876
Manning & Napier Inc.	102,451	1,808,260
Marcus & Millichap Inc.[a]	37,606	560,329
MCG Capital Corp.	540,636	2,378,798
Medallion Financial Corp.	162,748	2,335,434
Medley Capital Corp.	304,993	4,224,153
MVC Capital Inc.	172,169	2,324,281
New Mountain Finance Corp.	345,151	5,191,071
NGP Capital Resources Co.	159,577	1,192,040
Oppenheimer Holdings Inc. Class A	75,270	1,865,191
PennantPark Floating Rate Capital Ltd.	111,371	1,529,124
PennantPark Investment Corp.	504,824	5,855,958
Piper Jaffray Companies Inc.[a]	123,349	4,878,453
Prospect Capital Corp.	2,121,307	23,801,065
RCS Capital Corp. Class Ab	12,405	227,632
Safeguard Scientifics Inc.[a,b]	160,963	3,233,747
Silvercrest Asset Management Group Inc.	34,417	586,810
Solar Capital Ltd.	342,451	7,722,270
Solar Senior Capital Ltd.	87,223	1,589,203
Stellus Capital Investment Corp.[b]	91,500	1,367,925
Stifel Financial Corp.[a]	484,504	23,217,432
SWS Group Inc.[a]	218,647	1,329,374
TCP Capital Corp.	271,520	4,556,106
Teton Advisors Inc. Class Ab	34	1,300
Teton Advisors Inc. Class B	619	23,677
THL Credit Inc.	259,434	4,278,067
TICC Capital Corp.	400,655	4,142,773
Triangle Capital Corp.	209,425	5,790,601
Walter Investment Management Corp.[a,b]	280,634	9,923,218
WhiteHorse Finance Inc.	52,411	791,930

		236,350,096

Security	Shares	Value

CHEMICALS — 1.96%
A. Schulman Inc.	223,858	$7,893,233
Arabian American Development Co.[a]	12,665	158,946
Axiall Corp.	531,880	25,232,387
Chase Corp.	33,358	1,177,537
FutureFuel Corp.	127,074	2,007,769
GSE Holding Inc.[a,b]	60,632	125,508
Innospec Inc.	9,643	445,699
Intrepid Potash Inc.[a,b]	415,871	6,587,397
KMG Chemicals Inc.	11,487	194,015
Kraton Performance Polymers Inc.[a]	249,224	5,744,613
LSB Industries Inc.[a,b]	66,478	2,726,928
Marrone Bio Innovations Inc.[a,b]	16,174	287,574
Minerals Technologies Inc.	265,991	15,978,079
Olin Corp.	204,403	5,897,026
OM Group Inc.[a]	227,460	8,281,819
Penford Corp.[a]	61,068	784,724
Quaker Chemical Corp.	76,007	5,857,859
Sensient Technologies Corp.	381,628	18,516,591
Stepan Co.	58,420	3,834,105
Taminco Corp.[a,b]	13,548	273,805
Tredegar Corp.	119,086	3,430,868
Zep Inc.	109,830	1,994,513
Zoltek Companies Inc.[a]	209,788	3,513,949

		120,944,944
COMMERCIAL BANKS — 14.66%
1st Source Corp.	115,586	3,691,817
1st United Bancorp Inc.	226,910	1,726,785
Access National Corp.	54,661	817,182
American National Bankshares Inc.	59,858	1,571,272
Ameris Bancorp[a]	182,784	3,858,570
Ames National Corp.	70,696	1,582,883
Arrow Financial Corp.	80,841	2,147,137
BancFirst Corp.	54,354	3,047,085
Banco Latinoamericano de Comercio Exterior SA Class E	222,490	6,234,170
Bancorp Inc. (The)[a]	251,107	4,497,326
BancorpSouth Inc.	725,887	18,452,048
Bank of Kentucky Financial Corp.	46,578	1,718,728
Bank of Marin Bancorp	44,803	1,944,002
Bank of the Ozarks Inc.	68,451	3,873,642
Banner Corp.	147,939	6,630,626
Bar Harbor Bankshares	29,776	1,190,742
BBCN Bancorp Inc.	600,922	9,969,296
BNC Bancorp	139,079	2,383,814
Boston Private Financial Holdings Inc.	606,283	7,651,291
Bridge Bancorp Inc.	85,058	2,211,508
Bridge Capital Holdings[a,b]	73,075	1,500,960
Bryn Mawr Bank Corp.	102,595	3,096,317
C&F Financial Corp.	24,772	1,131,337
Camden National Corp.	57,986	2,448,169
Capital Bank Financial Corp.[a]	180,220	4,100,005
Capital City Bank Group Inc.[a]	94,722	1,114,878
Cardinal Financial Corp.	231,822	4,172,796
Cascade Bancorp[a,b]	42,206	220,737
Cathay General Bancorp	601,699	16,083,414
Center Bancorp Inc.	91,106	1,709,149
CenterState Banks Inc.	228,503	2,319,305

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2013

Security	Shares	Value

Central Pacific Financial Corp.	167,496	$3,363,320
Century Bancorp Inc. Class A	26,405	877,966
Chemical Financial Corp.	224,292	7,103,328
Chemung Financial Corp.	27,355	934,720
Citizens & Northern Corp.	93,625	1,931,484
City Holding Co.	119,993	5,559,276
CNB Financial Corp.	109,492	2,080,348
CoBiz Financial Inc.	269,147	3,218,998
Columbia Banking System Inc.	388,218	10,679,877
Community Bank System Inc.	304,315	12,075,219
Community Trust Bancorp Inc.	107,214	4,841,784
CommunityOne Bancorp.[a,b]	79,855	1,018,151
ConnectOne Bancorp Inc.[a]	14,373	569,602
CU Bancorp[a,b]	71,332	1,246,883
Customers Bancorp Inc.[a,b]	153,396	3,138,482
CVB Financial Corp.	698,631	11,925,631
Eagle Bancorp Inc.[a,b]	170,760	5,230,379
Enterprise Bancorp Inc.	54,961	1,163,524
Enterprise Financial Services Corp.	147,320	3,008,274
F.N.B. Corp.	1,146,556	14,469,537
Farmers Capital Bank Corp.[a,b]	56,749	1,234,291
Fidelity Southern Corp.	110,721	1,839,076
Financial Institutions Inc.	104,727	2,587,804
First Bancorp (North Carolina)	149,328	2,481,831
First BanCorp (Puerto Rico)[a,b]	551,594	3,414,367
First Bancorp Inc. (Maine)	72,235	1,258,334
First Busey Corp.	548,650	3,182,170
First Commonwealth Financial Corp.	744,268	6,564,444
First Community Bancshares Inc.	130,151	2,173,522
First Connecticut Bancorp Inc.	129,448	2,086,702
First Financial Bancorp	440,086	7,670,699
First Financial Bankshares Inc.	77,575	5,144,774
First Financial Corp.	85,230	3,116,009
First Financial Holdings Inc.	183,552	12,208,044
First Interstate BancSystem Inc.	134,497	3,815,680
First Merchants Corp.	265,429	6,041,164
First Midwest Bancorp Inc.	571,156	10,012,365
First NBC Bank Holding Co.[a,b]	31,622	1,021,391
First of Long Island Corp. (The)	59,948	2,569,971
First Security Group Inc[a]	509,036	1,170,783
FirstMerit Corp.	1,262,568	28,066,887
Flushing Financial Corp.	234,807	4,860,505
German American Bancorp Inc.	96,290	2,744,265
Glacier Bancorp Inc.	549,447	16,368,026
Great Southern Bancorp Inc.	78,196	2,377,940
Guaranty Bancorp	111,695	1,569,315
Hampton Roads Bankshares Inc.[a,b]	256,094	448,165
Hancock Holding Co.	645,527	23,677,930
Hanmi Financial Corp.	241,610	5,288,843
Heartland Financial USA Inc.	112,729	3,245,468
Heritage Commerce Corp.	159,011	1,310,251
Heritage Financial Corp.	117,249	2,006,130
Heritage Oaks Bancorp[a]	153,879	1,154,093
Home Bancshares Inc.	253,294	9,460,531
Home Federal Bancorp Inc.	112,839	1,681,301
HomeTrust Bancshares Inc.[a]	157,696	2,521,559
Horizon Bancorp	66,004	1,671,881
Hudson Valley Holding Corp.	124,737	2,538,398
IBERIABANK Corp.	226,635	14,244,010
Independent Bank Corp. (Massachusetts)	181,116	7,097,936
Independent Bank Group Inc.	28,785	1,429,463
International Bancshares Corp.	406,133	10,717,850
Intervest Bancshares Corp.[a,b]	135,913	1,020,707

Security	Shares	Value

Investors Bancorp Inc.	340,758	$8,716,590
Lakeland Bancorp Inc.	271,254	3,355,412
Lakeland Financial Corp.	125,690	4,901,910
LCNB Corp.	56,363	1,007,207
Macatawa Bank Corp.[a,b]	180,196	900,980
MainSource Financial Group Inc.	154,693	2,789,115
MB Financial Inc.	418,394	13,426,263
Mercantile Bank Corp.	65,875	1,421,582
Merchants Bancshares Inc.	42,562	1,425,827
Metro Bancorp Inc.[a]	106,782	2,300,084
MetroCorp Bancshares Inc.	120,890	1,821,812
Middleburg Financial Corp.	39,752	717,126
MidSouth Bancorp Inc.	62,224	1,111,321
MidWestOne Financial Group Inc.	51,991	1,414,155
National Bank Holdings Corp. Class A	345,733	7,398,686
National Bankshares Inc.	52,702	1,944,177
National Penn Bancshares Inc.	890,384	10,088,051
NBT Bancorp Inc.	333,263	8,631,512
NewBridge Bancorp[a]	191,749	1,438,117
Northrim BanCorp Inc.	49,529	1,299,641
OFG Bancorp	346,725	6,012,211
Old National Bancorp	771,139	11,852,406
OmniAmerican Bancorp Inc.[a]	86,889	1,857,687
Pacific Continental Corp.	135,802	2,164,684
Pacific Premier Bancorp Inc.[a]	126,130	1,985,286
PacWest Bancorp	288,412	12,176,755
Palmetto Bancshares Inc.[a]	33,817	438,268
Park National Corp.	88,081	7,493,051
Park Sterling Corp.	340,652	2,432,255
Peapack-Gladstone Financial Corp.	69,569	1,328,768
Penns Woods Bancorp Inc.	34,266	1,747,566
Peoples Bancorp Inc.	81,998	1,845,775
Pinnacle Financial Partners Inc.	266,557	8,671,099
Preferred Banka	88,252	1,769,453
PrivateBancorp Inc.	495,397	14,331,835
Prosperity Bancshares Inc.	459,143	29,105,075
Renasant Corp.	232,354	7,309,857
Republic Bancorp Inc. Class A	73,607	1,806,316
S&T Bancorp Inc.	227,603	5,760,632
S.Y. Bancorp Inc.	105,972	3,382,626
Sandy Spring Bancorp Inc.	190,992	5,384,064
Seacoast Banking Corp. of Florida[a]	137,546	1,678,061
Sierra Bancorp	92,765	1,492,589
Simmons First National Corp. Class A	126,437	4,697,135
Southside Bancshares Inc.	136,638	3,735,683
Southwest Bancorp Inc.[a]	149,498	2,380,008
State Bank Financial Corp.	244,237	4,442,671
Stellar One Corp.	171,902	4,137,681
Sterling Bancorp	634,891	8,488,493
Sterling Financial Corp.	258,551	8,811,418
Suffolk Bancorp[a]	87,824	1,826,739
Sun Bancorp Inc. (New Jersey)[a,b]	305,664	1,075,937
Susquehanna Bancshares Inc.	1,422,021	18,258,750
Taylor Capital Group Inc.[a]	131,329	3,490,725
Texas Capital Bancshares Inc.[a,b]	310,966	19,342,085
Tompkins Financial Corp.	110,742	5,691,031
TowneBank	198,789	3,059,363
TriCo Bancshares	121,611	3,450,104
Tristate Capital Holdings Inc.[a]	49,781	590,403
Trustmark Corp.	512,708	13,761,083
UMB Financial Corp.	272,089	17,489,881
Umpqua Holdings Corp.	854,159	16,348,603
Union First Market Bankshares Corp.	154,685	3,837,735

214

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2013

Security	Shares	Value

United Bankshares Inc.	287,765	$9,050,209
United Community Banks Inc.[a]	331,993	5,892,876
Univest Corp. of Pennsylvania	126,739	2,620,963
VantageSouth Bancshares Inc.[a]	91,485	482,126
ViewPoint Financial Group	303,989	8,344,498
Virginia Commerce Bancorp Inc.[a]	204,890	3,481,081
Washington Banking Co.	117,703	2,086,874
Washington Trust Bancorp Inc.	109,964	4,092,860
Webster Financial Corp.	688,031	21,452,807
WesBanco Inc.	196,931	6,301,792
West Bancorporation Inc.	108,642	1,718,716
Westamerica Bancorp[b]	205,262	11,589,093
Western Alliance Bancorp[a]	565,459	13,491,852
Wilshire Bancorp Inc.	517,749	5,658,997
Wintrust Financial Corp.	282,817	13,043,520
Yadkin Financial Corp.[a]	109,212	1,860,972

		906,849,300
COMMERCIAL SERVICES & SUPPLIES — 2.14%
ABM Industries Inc.	415,739	11,885,978
ACCO Brands Corp.[a,b]	869,790	5,844,989
ARC Document Solutions Inc.[a]	288,792	2,373,870
Brink’s Co. (The)	107,026	3,653,868
Casella Waste Systems Inc. Class Aa	27,562	159,860
CECO Environmental Corp.	66,118	1,069,128
Cenveo Inc.[a,b]	202,881	697,911
CompX International Inc.	8,554	120,440
Consolidated Graphics Inc.[a]	55,429	3,738,132
Courier Corp.	86,919	1,572,365
Deluxe Corp.	135,364	7,064,647
EnerNOC Inc.[a,b]	132,158	2,274,439
Ennis Inc.	199,432	3,529,946
G&K Services Inc. Class A	123,774	7,702,456
Heritage-Crystal Clean Inc.[a,b]	5,649	115,748
HNI Corp.	18,850	731,945
Intersections Inc.	71,815	559,439
Kimball International Inc. Class B	248,780	3,739,163
Knoll Inc.	120,209	2,201,027
McGrath RentCorp	99,885	3,975,423
Mobile Mini Inc.[a]	263,186	10,837,999
Multi-Color Corp.	36,434	1,375,019
NL Industries Inc.	50,310	562,466
Quad Graphics Inc.	191,503	5,214,627
Schawk Inc.	102,296	1,521,141
SP Plus Corp.[a,b]	41,176	1,072,223
Steelcase Inc. Class A	568,423	9,015,189
Swisher Hygiene Inc.[a,b]	861,125	442,704
Tetra Tech Inc.[a]	457,670	12,805,607
TRC Companies Inc.[a]	122,856	877,192
UniFirst Corp.	50,149	5,365,943
United Stationers Inc.	309,604	14,207,728
Viad Corp.	155,649	4,323,929
West Corp.	55,144	1,417,752

		132,050,293
COMMUNICATIONS EQUIPMENT — 1.45%
ADTRAN Inc.	159,016	4,295,022
Anaren Inc.[a]	79,663	2,229,767
Applied Optoelectronics Inc.[a]	10,221	153,417
ARRIS Group Inc.[a]	105,753	2,576,672
Aviat Networks Inc.[a]	468,644	1,059,135

Security	Shares	Value

Bel Fuse Inc. Class B	74,875	$1,595,586
Black Box Corp.	123,694	3,686,081
Calix Inc.[a]	40,733	392,666
Ciena Corp.[a,b]	201,553	4,823,163
Comtech Telecommunications Corp.	128,561	4,052,243
Digi International Inc.[a]	196,925	2,386,731
Emulex Corp.[a]	616,985	4,417,613
Extreme Networks Inc.[a]	712,936	4,990,552
Finisar Corp.[a,b]	712,755	17,049,100
Harmonic Inc.[a,b]	776,173	5,728,157
Infinera Corp.[a,b]	91,507	894,938
KVH Industries Inc.[a,b]	18,883	246,045
NETGEAR Inc.[a,b]	293,122	9,655,439
Numerex Corp. Class Aa,b	106,164	1,374,824
Oplink Communications Inc.[a]	133,596	2,484,886
PCTEL Inc.	119,996	1,148,362
Plantronics Inc.	26,629	1,236,917
Procera Networks Inc.[a,b]	128,894	1,935,988
ShoreTel Inc.[a]	396,150	3,676,272
Sonus Networks Inc.[a,b]	1,538,109	4,845,043
TESSCO Technologies Inc.	38,761	1,562,844
Westell Technologies Inc. Class Aa,b	341,733	1,384,019

		89,881,482
COMPUTERS & PERIPHERALS — 0.49%
Avid Technology Inc.[a,b]	235,950	1,922,992
Cray Inc.[a,b]	148,280	4,071,769
Electronics For Imaging Inc.[a]	163,360	6,326,933
Fusion-io Inc.[a,b]	186,488	1,661,608
Hutchinson Technology Inc.[a,b]	177,721	568,707
Imation Corp.[a]	257,764	1,206,336
Immersion Corp.[a]	14,536	150,884
QLogic Corp.[a]	677,463	8,014,387
Quantum Corp.[a,b]	1,632,394	1,958,873
Super Micro Computer Inc.[a]	244,313	4,192,411
Violin Memory Inc.[a,b]	89,668	355,085

		30,429,985
CONSTRUCTION & ENGINEERING — 1.25%
Aegion Corp.[a,b]	264,719	5,794,699
Ameresco Inc. Class Aa,b	148,445	1,433,979
Argan Inc.	107,368	2,959,062
Comfort Systems USA Inc.	211,241	4,095,963
Dycom Industries Inc.[a]	158,813	4,413,413
EMCOR Group Inc.	511,590	21,711,879
Furmanite Corp.[a]	107,227	1,138,751
Granite Construction Inc.	295,320	10,330,294
Great Lakes Dredge & Dock Corp.[a]	414,453	3,812,968
Layne Christensen Co.[a,b]	150,903	2,577,423
MYR Group Inc.[a,b]	160,399	4,022,807
Northwest Pipe Co.[a,b]	72,418	2,734,504
Orion Marine Group Inc.[a]	207,086	2,491,244
Pike Corp.[a]	89,985	951,141
Sterling Construction Co. Inc.[a,b]	115,659	1,356,680
Tutor Perini Corp.[a]	282,000	7,416,600

		77,241,407
CONSTRUCTION MATERIALS — 0.01%
Texas Industries Inc.[a]	11,228	772,262
United States Lime & Minerals Inc.[a]	932	57,010

		829,272

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2013

Security	Shares	Value

CONSUMER FINANCE — 0.62%
Cash America International Inc.	217,100	$8,314,930
Consumer Portfolio Services Inc.[a]	60,896	571,813
DFC Global Corp.[a,b]	307,180	3,517,211
Encore Capital Group Inc.[a,b]	42,142	2,118,057
EZCORP Inc. Class A NVS[a]	390,908	4,569,715
First Marblehead Corp. (The)[a,b]	69,342	512,437
Green Dot Corp. Class Aa,b	197,226	4,960,234
Imperial Holdings Inc.[a,b]	130,977	856,590
JGWPT Holdings Inc. Class Aa,b	41,911	728,832
Nelnet Inc. Class A	174,886	7,369,696
Nicholas Financial Inc.	78,056	1,228,601
Regional Management Corp.[a]	19,951	676,937
Springleaf Holdings Inc.[a]	104,109	2,631,876

		38,056,929
CONTAINERS & PACKAGING — 0.08%
Myers Industries Inc.	187,433	3,958,585
UFP Technologies Inc.[a]	42,121	1,062,292

		5,020,877
DISTRIBUTORS — 0.15%
Core-Mark Holding Co. Inc.	75,970	5,768,402
VOXX International Corp.[a,b]	143,362	2,394,145
Weyco Group Inc.	46,576	1,370,732

		9,533,279
DIVERSIFIED CONSUMER SERVICES — 0.54%
Ascent Media Corp. Class Aa	93,582	8,006,876
Bridgepoint Education Inc.[a,b]	139,765	2,475,238
Career Education Corp.[a,b]	424,624	2,420,357
Corinthian Colleges Inc.[a,b]	603,421	1,074,089
Houghton Mifflin Harcourt Co.[a]	50,362	854,140
JTH Holding Inc. Class Aa	3,181	77,298
Lincoln Educational Services Corp.	126,480	629,871
Mac-Gray Corp.	82,309	1,747,420
Matthews International Corp. Class A	118,521	5,050,180
Regis Corp.	364,133	5,283,570
Steiner Leisure Ltd.[a]	76,864	3,780,940
Universal Technical Institute Inc.	160,986	2,239,315

		33,639,294
DIVERSIFIED FINANCIAL SERVICES — 0.35%
California First National Bancorp	17,524	264,613
GAIN Capital Holdings Inc.	83,561	627,543
Marlin Business Services Corp.	62,396	1,572,379
NewStar Financial Inc.[a,b]	199,257	3,540,797
PHH Corp.[a,b]	434,409	10,577,859
PICO Holdings Inc.[a,b]	173,185	4,002,305
Resource America Inc. Class A	92,131	862,346

		21,447,842

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.37%
Cbeyond Inc.[a,b]	193,813	$1,337,310
Cincinnati Bell Inc.[a]	1,079,679	3,843,657
Fairpoint Communications Inc.[a,b]	22,823	258,128
Hawaiian Telcom Holdco Inc.[a,b]	78,520	2,306,132
IDT Corp. Class B	7,674	137,134
inContact Inc.[a,b]	27,148	212,026
Inteliquent Inc.	151,978	1,735,589
Iridium Communications Inc.[a,b]	492,033	3,080,127
magicJack VocalTec Ltd.[a,b]	46,053	548,952
ORBCOMM Inc.[a,b]	275,081	1,744,013
Premiere Global Services Inc.[a,b]	296,037	3,431,069
Straight Path Communications Inc. Class Ba	3,837	31,425
Towerstream Corp.[a,b]	116,934	346,125
Vonage Holdings Corp.[a]	1,187,348	3,953,869

		22,965,556
ELECTRIC UTILITIES — 2.74%
ALLETE Inc.	304,652	15,196,042
Cleco Corp.	460,737	21,479,559
El Paso Electric Co.	305,937	10,741,448
Empire District Electric Co. (The)	324,579	7,364,697
IDACORP Inc.	382,983	19,853,839
MGE Energy Inc.	175,867	10,182,699
NRG Yield Inc. Class Ab	171,187	6,849,192
Otter Tail Corp.	275,996	8,078,403
PNM Resources Inc.	607,953	14,663,826
Portland General Electric Co.	577,245	17,432,799
UIL Holdings Corp.	430,749	16,691,524
Unitil Corp.	105,247	3,208,981
UNS Energy Corp.	296,603	17,751,690

		169,494,699
ELECTRICAL EQUIPMENT — 1.23%
American Superconductor Corp.[a,b]	370,868	608,223
Brady Corp. Class A	351,500	10,871,895
Encore Wire Corp.	137,693	7,462,961
EnerSys Inc.	247,032	17,314,473
Franklin Electric Co. Inc.	18,876	842,625
General Cable Corp.	350,188	10,299,029
Global Power Equipment Group Inc.	128,995	2,524,432
GrafTech International Ltd.[a,b]	889,067	9,984,222
II-VI Inc.[a]	388,127	6,831,035
LSI Industries Inc.	164,040	1,422,227
Powell Industries Inc.	70,405	4,716,431
Preformed Line Products Co.	17,885	1,308,467
Revolution Lighting Technologies Inc.[a,b]	13,955	47,796
Vicor Corp.[a]	134,224	1,801,286

		76,035,102
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.59%
Aeroflex Holding Corp.[a]	148,086	962,559
Agilysys Inc.[a,b]	107,960	1,502,803
Anixter International Inc.	85,982	7,724,623
Audience Inc.[a,b]	73,068	850,511
Belden Inc.	38,305	2,698,587
Benchmark Electronics Inc.[a]	413,670	9,547,504
Checkpoint Systems Inc.[a]	314,222	4,955,281
Coherent Inc.[a]	28,297	2,105,014
Control4 Corp.[a,b]	20,041	354,726
CTS Corp.	255,806	5,093,097
Daktronics Inc.	221,393	3,471,442

216

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2013

Security	Shares	Value

Electro Rent Corp.	68,827	$1,274,676
Electro Scientific Industries Inc.	181,002	1,893,281
Fabrinet[a]	217,353	4,468,778
FARO Technologies Inc.[a]	11,664	680,011
GSI Group Inc.[a]	235,107	2,642,603
Insight Enterprises Inc.[a]	331,094	7,519,145
Itron Inc.[a,b]	300,737	12,459,534
Kemet Corp.[a,b]	341,096	1,923,781
Littelfuse Inc.	16,290	1,513,830
Measurement Specialties Inc.[a]	14,161	859,431
Mercury Systems Inc.[a,b]	245,537	2,688,630
Methode Electronics Inc.	124,745	4,265,032
Multi-Fineline Electronix Inc.[a,b]	66,650	925,768
Newport Corp.[a]	298,729	5,398,033
OSI Systems Inc.[a]	11,198	594,726
Park Electrochemical Corp.	159,280	4,574,522
PC Connection Inc.	71,018	1,764,797
Plexus Corp.[a]	259,445	11,231,374
RadiSys Corp.[a,b]	182,572	418,090
RealD Inc.[a,b]	45,759	390,782
Richardson Electronics Ltd.	87,814	997,567
Rofin-Sinar Technologies Inc.[a]	201,497	5,444,449
Rogers Corp.[a]	80,084	4,925,166
Sanmina Corp.[a,b]	629,837	10,518,278
ScanSource Inc.[a]	212,158	9,001,864
Speed Commerce Inc.[a,b]	342,777	1,600,769
SYNNEX Corp.[a]	201,521	13,582,515
TTM Technologies Inc.[a,b]	402,294	3,451,682
Viasystems Group Inc.[a]	25,541	349,401
Vishay Precision Group Inc.[a]	94,178	1,402,310
Zygo Corp.[a,b]	126,333	1,867,202

		159,894,174
ENERGY EQUIPMENT & SERVICES — 3.11%
Basic Energy Services Inc.[a,b]	229,021	3,613,951
Bolt Technology Corp.	65,675	1,445,507
Bristow Group Inc.	275,593	20,686,011
C&J Energy Services Inc.[a,b]	342,757	7,917,687
Cal Dive International Inc.[a,b]	744,917	1,497,283
CARBO Ceramics Inc.	85,241	9,933,134
Dawson Geophysical Co.[a]	61,945	2,094,980
ERA Group Inc.[a,b]	153,938	4,750,527
Exterran Holdings Inc.[a,b]	439,388	15,027,070
Forum Energy Technologies Inc.[a,b]	150,801	4,261,636
Global Geophysical Services Inc.[a,b]	158,601	255,348
Gulf Island Fabrication Inc.	109,752	2,548,441
GulfMark Offshore Inc. Class A	203,158	9,574,836
Helix Energy Solutions Group Inc.[a]	807,831	18,725,523
Hercules Offshore Inc.[a,b]	1,213,037	7,921,132
Hornbeck Offshore Services Inc.[a]	258,583	12,730,041
ION Geophysical Corp.[a,b]	788,468	2,601,944
Key Energy Services Inc.[a,b]	1,158,944	9,155,658
Matrix Service Co.[a]	167,400	4,096,278
Mitcham Industries Inc.[a,b]	100,463	1,779,200
Natural Gas Services Group Inc.[a]	94,327	2,600,595
Newpark Resources Inc.[a,b]	124,763	1,533,337
Nuverra Environmental Solutions Inc.[a,b]	102,861	1,727,036
Parker Drilling Co.[a]	905,877	7,364,780
PHI Inc.[a]	89,732	3,894,369
Pioneer Energy Services Corp.[a]	475,038	3,805,054
SEACOR Holdings Inc.[a]	140,679	12,829,925
Tesco Corp.[a]	231,507	4,579,208
TETRA Technologies Inc.[a,b]	595,330	7,358,279

Security	Shares	Value

TGC Industries Inc.	10,308	$75,248
Vantage Drilling Co.[a,b]	1,543,225	2,839,534
Willbros Group Inc.[a]	307,291	2,894,681

		192,118,233
FOOD & STAPLES RETAILING — 1.02%
Andersons Inc. (The)	142,794	12,732,941
Fairway Group Holdings Corp.[a,b]	69,694	1,262,855
Harris Teeter Supermarkets Inc.	334,344	16,499,877
Ingles Markets Inc. Class A	90,983	2,465,639
Pantry Inc. (The)[a]	168,853	2,833,353
Rite Aid Corp.[a]	2,183,067	11,046,319
Roundy’s Inc.	191,653	1,889,699
Spartan Stores Inc.	278,464	6,761,106
SUPERVALU Inc.[a]	400,118	2,916,860
Village Super Market Inc. Class A	16,815	521,433
Weis Markets Inc.	83,661	4,397,222

		63,327,304
FOOD PRODUCTS — 1.23%
Alico Inc.	2,668	103,705
Boulder Brands Inc.[a]	23,930	379,530
Cal-Maine Foods Inc.	16,334	983,797
Chiquita Brands International Inc.[a]	356,142	4,166,861
Darling International Inc.[a]	883,200	18,441,216
Diamond Foods Inc.[a]	170,553	4,407,090
Fresh Del Monte Produce Inc.	288,125	8,153,937
Griffin Land & Nurseries Inc.	19,936	665,464
John B. Sanfilippo & Son Inc.	62,230	1,535,836
Omega Protein Corp.[a]	141,069	1,733,738
Post Holdings Inc.[a,b]	248,533	12,245,221
Seaboard Corp.	2,054	5,740,868
Seneca Foods Corp. Class Aa	61,658	1,966,274
Snyders-Lance Inc.	307,144	8,821,176
Tootsie Roll Industries Inc.	9,377	305,128
TreeHouse Foods Inc.[a,b]	95,887	6,608,532

		76,258,373
GAS UTILITIES — 1.72%
Chesapeake Utilities Corp.	73,621	4,418,732
Delta Natural Gas Co. Inc.	52,020	1,164,208
Laclede Group Inc. (The)	248,380	11,311,225
New Jersey Resources Corp.	318,854	14,743,809
Northwest Natural Gas Co.	205,059	8,780,626
Piedmont Natural Gas Co.	575,870	19,095,849
South Jersey Industries Inc.	197,682	11,062,285
Southwest Gas Corp.	353,249	19,750,152
WGL Holdings Inc.	394,560	15,806,074

		106,132,960
HEALTH CARE EQUIPMENT & SUPPLIES — 1.52%
Alphatec Holdings Inc.[a,b]	470,687	946,081
Analogic Corp.	51,620	4,571,467
AngioDynamics Inc.[a]	187,852	3,229,176
Anika Therapeutics Inc.[a]	37,744	1,440,311
ArthroCare Corp.[a]	38,777	1,560,386
Biolase Inc.[a,b]	20,651	58,443
CONMED Corp.	211,018	8,968,265

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2013

Security	Shares	Value

CryoLife Inc.	194,550	$2,157,560
Cutera Inc.[a,b]	111,429	1,134,347
Cynosure Inc. Class Aa,b	96,611	2,577,581
Derma Sciences Inc.[a,b]	104,076	1,126,102
Exactech Inc.[a]	56,985	1,353,964
Greatbatch Inc.[a]	181,815	8,043,496
ICU Medical Inc.[a]	9,129	581,609
Integra LifeSciences Holdings Corp.[a,b]	79,787	3,806,638
Invacare Corp.	245,205	5,691,208
LDR Holding Corp.[a,b]	15,856	374,202
Medical Action Industries Inc.[a,b]	66,466	568,949
Merit Medical Systems Inc.[a]	325,010	5,115,657
Natus Medical Inc.[a]	96,562	2,172,645
NuVasive Inc.[a]	264,539	8,552,546
OraSure Technologies Inc.[a]	426,291	2,681,370
Orthofix International NVa	149,086	3,402,143
Oxford Immunotec Global PLC[a]	11,636	225,506
PhotoMedex Inc.[a,b]	69,062	894,353
Rockwell Medical Technologies Inc.[a,b]	250,989	2,620,325
RTI Surgical Inc.[a,b]	427,235	1,512,412
Solta Medical Inc.[a,b]	545,459	1,609,104
Staar Surgical Co.[a]	18,691	302,607
Symmetry Medical Inc.[a]	286,036	2,883,243
Tandem Diabetes Care Inc.[a,b]	17,364	447,470
Tornier NVa,b	198,499	3,729,796
Veracyte Inc.[a]	5,554	80,533
Wright Medical Group Inc.[a,b]	307,320	9,437,797

		93,857,292

HEALTH CARE PROVIDERS & SERVICES — 1.87%
Addus HomeCare Corp.[a,b]	36,983	830,268
Alliance HealthCare Services Inc.[a,b]	22,944	567,635
Almost Family Inc.[a]	63,280	2,045,842
Amedisys Inc.[a,b]	240,090	3,512,517
AmSurg Corp.[a]	172,366	7,915,047
BioScrip Inc.[a]	338,698	2,506,365
Chindex International Inc.[a]	75,081	1,308,662
Cross Country Healthcare Inc.[a]	207,061	2,066,469
Ensign Group Inc. (The)	7,382	326,801
Five Star Quality Care Inc.[a]	327,958	1,800,489
Hanger Inc.[a,b]	149,339	5,874,996
HealthSouth Corp.	108,858	3,627,149
Healthways Inc.[a]	89,442	1,372,935
Kindred Healthcare Inc.	411,188	8,116,851
LHC Group Inc.[a,b]	92,798	2,230,864
Magellan Health Services Inc.[a]	205,942	12,337,985
National Healthcare Corp.	81,725	4,405,795
National Research Corp. Class Aa	45,148	849,685
Owens & Minor Inc.[b]	380,951	13,927,569
PharMerica Corp.[a]	227,187	4,884,521
Select Medical Holdings Corp.	372,984	4,330,344
Skilled Healthcare Group Inc. Class Aa,b	11,022	53,016
Surgical Care Affiliates Inc.[a,b]	44,097	1,536,339
Triple-S Management Corp. Class Ba	171,357	3,331,180
Universal American Corp.	295,554	2,157,544
USMD Holdings Inc.[a,b]	8,228	165,465
WellCare Health Plans Inc.[a]	331,263	23,327,540

		115,409,873

HEALTH CARE TECHNOLOGY — 0.05%
Omnicell Inc.[a]	113,715	2,903,144
Vocera Communications Inc.[a,b]	24,650	384,786

		3,287,930

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 1.42%
Biglari Holdings Inc.[a]	11,111	$5,629,277
Bob Evans Farms Inc.	188,363	9,529,284
Bravo Brio Restaurant Group Inc.[a]	10,597	172,413
Caesars Entertainment Corp.[a]	33,642	724,649
Carrols Restaurant Group Inc.[a,b]	179,716	1,187,923
ClubCorp Holdings Inc.	83,061	1,473,502
Del Frisco’s Restaurant Group Inc.[a]	45,558	1,073,802
Denny’s Corp.[a]	158,798	1,141,758
Diamond Resorts International Inc.[a]	72,110	1,331,151
DineEquity Inc.	60,260	5,034,723
Einstein Noah Restaurant Group Inc.	5,683	82,404
International Speedway Corp. Class A	212,982	7,558,731
Isle of Capri Casinos Inc.[a]	160,555	1,444,995
Jack in the Box Inc.[a]	68,953	3,449,029
Life Time Fitness Inc.[a,b]	154,829	7,276,963
Luby’s Inc.[a,b]	150,070	1,158,540
Marcus Corp. (The)	140,456	1,887,729
Marriott Vacations Worldwide Corp.[a]	221,769	11,700,532
Monarch Casino & Resort Inc.[a]	30,170	605,814
Morgans Hotel Group Co.[a]	119,113	968,389
Noodles & Co.[a,b]	10,767	386,751
Orient-Express Hotels Ltd. Class Aa	728,822	11,012,500
Pinnacle Entertainment Inc.[a]	33,384	867,650
Potbelly Corp.[a,b]	15,305	371,605
Red Robin Gourmet Burgers Inc.[a]	13,437	988,157
Ruby Tuesday Inc.[a,b]	467,697	3,241,140
Scientific Games Corp. Class Aa	91,105	1,542,408
Sonic Corp.[a]	88,723	1,791,317
Speedway Motorsports Inc.	88,710	1,760,894
Town Sports International Holdings Inc.	182,369	2,691,766

		88,085,796

HOUSEHOLD DURABLES — 1.11%
Bassett Furniture Industries Inc.	82,360	1,258,461
Beazer Homes USA Inc.[a,b]	83,744	2,045,028
Cavco Industries Inc.[a]	5,209	357,858
CSS Industries Inc.	64,323	1,844,784
Ethan Allen Interiors Inc.	26,553	807,742
Flexsteel Industries	37,219	1,143,740
Helen of Troy Ltd.[a]	242,693	12,015,730
Hooker Furniture Corp.	80,979	1,350,730
Hovnanian Enterprises Inc. Class Aa,b	258,649	1,712,256
La-Z-Boy Inc.	294,796	9,138,676
LGI Homes Inc.[a]	30,131	536,031
Lifetime Brands Inc.	77,527	1,219,500
M.D.C. Holdings Inc.	237,101	7,644,136
M/I Homes Inc.[a,b]	133,337	3,393,427
Meritage Homes Corp.[a]	48,706	2,337,401
NACCO Industries Inc. Class A	36,135	2,247,236
Skullcandy Inc.[a,b]	136,877	986,883
Standard-Pacific Corp.[a,b]	1,127,675	10,205,459
TRI Pointe Homes Inc.[a,b]	107,502	2,142,515
UCP Inc.[a]	41,671	610,063
Universal Electronics Inc.[a]	103,489	3,943,966
WCI Communities Inc.[a,b]	22,506	429,640
Zagg Inc.[a,b]	233,424	1,015,394

		68,386,656

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2013

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.10%
Central Garden & Pet Co. Class Aa	278,368	$1,878,984
Harbinger Group Inc.[a,b]	253,025	2,998,346
Oil-Dri Corp. of America	27,406	1,037,043
Orchids Paper Products Co.	5,819	191,096

		6,105,469

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.46%
Atlantic Power Corp.	910,903	3,169,942
Dynegy Inc.[a,b]	762,890	16,417,393
Genie Energy Ltd. Class Ba	98,014	1,000,723
Ormat Technologies Inc.	135,418	3,684,724
Pattern Energy Group Inc.[b]	140,631	4,262,526

		28,535,308

INSURANCE — 4.33%
Ambac Financial Group Inc.[a,b]	260,022	6,386,140
American Equity Investment Life Holding Co.	450,025	11,871,660
Amerisafe Inc.	139,711	5,901,393
AmTrust Financial Services Inc.[b]	45,851	1,498,869
Argo Group International Holdings Ltd.	137,615	6,397,721
Baldwin & Lyons Inc. Class B	70,079	1,914,558
Blue Capital Reinsurance Holdings Ltd.[a,b]	40,182	738,143
Citizens Inc.[a,b]	329,783	2,885,601
CNO Financial Group Inc.	1,692,348	29,937,636
Crawford & Co. Class B	125,575	1,160,313
Donegal Group Inc. Class A	55,978	890,050
Eastern Insurance Holdings Inc.	39,769	973,943
EMC Insurance Group Inc.	34,060	1,042,917
Employers Holdings Inc.	71,518	2,263,545
Enstar Group Ltd.[a,b]	46,920	6,517,657
FBL Financial Group Inc. Class A	67,585	3,027,132
First American Financial Corp.	824,476	23,250,223
Fortegra Financial Corp.[a]	51,369	424,822
Global Indemnity PLC[a]	63,561	1,608,093
Greenlight Capital Re Ltd. Class Aa	163,045	5,496,247
Hallmark Financial Services Inc.[a]	102,065	906,848
Hilltop Holdings Inc.[a]	472,083	10,919,280
Horace Mann Educators Corp.	301,979	9,524,418
Independence Holding Co.	59,838	807,215
Infinity Property and Casualty Corp.	44,904	3,221,862
Investors Title Co.	10,020	811,420
Kansas City Life Insurance Co.	29,941	1,429,383
Maiden Holdings Ltd.	332,231	3,631,285
Meadowbrook Insurance Group Inc.	361,096	2,513,228
Montpelier Re Holdings Ltd.[b]	334,397	9,730,953
National Interstate Corp.	36,625	842,375
National Western Life Insurance Co. Class A	16,824	3,761,005
Navigators Group Inc. (The)[a]	79,392	5,014,399
OneBeacon Insurance Group Ltd. Class A	171,715	2,716,531
Phoenix Companies Inc. (The)[a,b]	44,602	2,738,563
Platinum Underwriters Holdings Ltd.[b]	223,451	13,693,077
Primerica Inc.	434,551	18,646,583
RLI Corp.	162,409	15,815,388
Safety Insurance Group Inc.	98,655	5,554,277
Selective Insurance Group Inc.	422,456	11,431,659
State Auto Financial Corp.	113,502	2,410,783
Stewart Information Services Corp.	162,535	5,245,004
Symetra Financial Corp.	619,870	11,752,735
Third Point Reinsurance Ltd.[a]	141,020	2,613,101

Security	Shares	Value

Tower Group International Ltd.[b]	408,868	$1,381,974
United Fire Group Inc.	144,047	4,128,387
Universal Insurance Holdings Inc.	180,402	2,612,221

		268,040,617

INTERNET & CATALOG RETAIL — 0.09%
1-800-FLOWERS.COM Inc. Class Aa,b	44,021	238,154
FTD Companies Inc.[a]	141,868	4,622,059
RetailMeNot Inc.[a]	18,752	539,870
Valuevision Media Inc. Class Aa	38,472	268,919

		5,669,002

INTERNET SOFTWARE & SERVICES — 0.95%
Angie’s List Inc.[a,b]	141,554	2,144,543
Bankrate Inc.[a,b]	351,468	6,305,336
Bazaarvoice Inc.[a,b]	162,529	1,287,230
Benefitfocus Inc.[a,b]	10,306	595,068
Blucora Inc.[a,b]	115,845	3,378,040
Chegg Inc.[a,b]	35,998	306,343
Cvent Inc.[a,b]	12,861	468,012
Dealertrack Technologies Inc.[a,b]	36,327	1,746,602
Demand Media Inc.[a,b]	275,075	1,587,183
Digital River Inc.[a]	256,298	4,741,513
EarthLink Inc.	784,398	3,976,898
Endurance International Group Holdings Inc.[a]	44,113	625,522
Gogo Inc.[a,b]	36,648	909,237
Internap Network Services Corp.[a,b]	407,576	3,064,971
IntraLinks Holdings Inc.[a]	294,757	3,569,507
Limelight Networks Inc.[a,b]	405,570	803,029
Marchex Inc. Class B	173,775	1,503,154
Monster Worldwide Inc.[a]	803,119	5,726,238
Perficient Inc.[a]	223,077	5,224,463
QuinStreet Inc.[a]	237,972	2,067,977
RealNetworks Inc.[a]	170,211	1,285,093
Responsys Inc.[a]	21,233	581,997
Rocket Fuel Inc.[a,b]	9,974	613,301
Shutterstock Inc.[a,b]	17,536	1,466,536
TechTarget Inc.[a,b]	91,728	629,254
Textura Corp.[a,b]	11,398	341,256
Tremor Video Inc.[a,b]	14,976	86,861
United Online Inc.	100,617	1,384,490
Unwired Planet Inc.[a]	40,168	55,432
Vocus Inc.[a,b]	129,926	1,479,857
Wix.com Ltd.[a]	16,825	451,751
YuMe Inc.[a,b]	10,535	78,486

		58,485,180

IT SERVICES — 1.41%
Acxiom Corp.[a]	422,424	15,621,239
CACI International Inc. Class Aa,b	176,162	12,898,582
CIBER Inc.[a]	566,441	2,345,066
Convergys Corp.	801,452	16,870,564
CSG Systems International Inc.	117,489	3,454,177
Global Cash Access Inc.[a]	507,214	5,067,068
Hackett Group Inc. (The)	137,642	854,757
Lionbridge Technologies Inc.[a]	27,835	165,897
Luxoft Holding Inc.[a,b]	9,387	356,518
ManTech International Corp. Class A	182,655	5,466,864
ModusLink Global Solutions Inc.[a,b]	280,870	1,609,385
MoneyGram International Inc.[a]	123,498	2,566,288

219

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2013

Security	Shares	Value

PRGX Global Inc.[a]	219,008	$1,471,734
Sykes Enterprises Inc.[a]	298,491	6,510,089
TeleTech Holdings Inc.[a,b]	52,916	1,266,809
Unisys Corp.[a,b]	318,995	10,708,662

		87,233,699

LEISURE EQUIPMENT & PRODUCTS — 0.23%
Black Diamond Inc.[a,b]	174,433	2,325,192
Brunswick Corp.	37,070	1,707,444
Callaway Golf Co.	545,320	4,597,048
JAKKS Pacific Inc.[b]	145,866	981,678
Johnson Outdoors Inc. Class A	37,604	1,013,428
LeapFrog Enterprises Inc.[a,b]	483,980	3,842,801

		14,467,591

LIFE SCIENCES TOOLS & SERVICES — 0.18%
Affymetrix Inc.[a,b]	543,110	4,654,453
Albany Molecular Research Inc.[a,b]	179,213	1,806,467
Cambrex Corp.[a]	118,856	2,119,202
Harvard Bioscience Inc.[a]	181,815	854,531
Pacific Biosciences of California Inc.[a,b]	363,627	1,901,769

		11,336,422

MACHINERY — 2.55%
Accuride Corp.[a]	19,478	72,653
Actuant Corp. Class A	557,944	20,443,068
Alamo Group Inc.	53,863	3,268,945
Albany International Corp. Class A	180,202	6,474,658
American Railcar Industries Inc.[b]	72,423	3,313,352
Ampco-Pittsburgh Corp.	63,706	1,239,082
Astec Industries Inc.	154,762	5,978,456
Barnes Group Inc.	410,098	15,710,854
Briggs & Stratton Corp.	366,533	7,975,758
CIRCOR International Inc.	125,859	10,166,890
Columbus McKinnon Corp.[a]	128,171	3,478,561
Commercial Vehicle Group Inc.[a]	54,414	395,590
Douglas Dynamics Inc.	13,829	232,604
Dynamic Materials Corp.	103,899	2,258,764
Energy Recovery Inc.[a,b]	190,519	1,059,286
EnPro Industries Inc.[a,b]	80,755	4,655,526
ESCO Technologies Inc.	145,090	4,970,783
ExOne Co. (The)[a,b]	6,821	412,398
Flow International Corp.[a,b]	301,094	1,216,420
FreightCar America Inc.	91,861	2,445,340
Global Brass & Copper Holdings Inc.	47,483	785,844
Gorman-Rupp Co. (The)	40,652	1,358,996
Greenbrier Companies Inc. (The)[a,b]	185,736	6,099,570
Hardinge Inc.	89,408	1,293,734
Hurco Companies Inc.	48,498	1,212,935
Kadant Inc.	85,948	3,482,613
L.B. Foster Co. Class A	77,976	3,687,485
Lydall Inc.[a]	129,348	2,279,112
Meritor Inc.[a]	745,436	7,774,898
Miller Industries Inc.	86,546	1,612,352
NN Inc.	131,527	2,655,530
PMFG Inc.[a,b]	158,923	1,438,253
Standex International Corp.	78,006	4,905,017
Tecumseh Products Co. Class Aa,b	140,309	1,269,796
Titan International Inc.	98,023	1,762,454
Twin Disc Inc.	63,166	1,635,368

Security	Shares	Value

Wabash National Corp.[a,b]	478,598	$5,910,685
Watts Water Technologies Inc. Class A	201,569	12,471,074

		157,404,704

MARINE — 0.03%
International Shipholding Corp.	42,387	1,250,417
Ultrapetrol (Bahamas) Ltd.[a,b]	162,180	606,553

		1,856,970

MEDIA — 2.00%
A.H. Belo Corp. Class A	143,391	1,071,131
Beasley Broadcast Group Inc. Class A	31,482	274,838
Carmike Cinemas Inc.[a,b]	127,239	3,542,334
Central European Media Enterprises Ltd. Class Aa,b	580,371	2,228,625
Crown Media Holdings Inc. Class Aa	207,595	732,810
Cumulus Media Inc. Class Aa	147,534	1,140,438
Daily Journal Corp.[a,b]	6,953	1,286,235
Dex Media Inc.[a,b]	130,083	881,963
Digital Generation Inc.[a,b]	186,142	2,373,310
E.W. Scripps Co. (The) Class Aa	238,986	5,190,776
Entercom Communications Corp. Class Aa,b	181,545	1,908,038
Global Sources Ltd.[a]	124,263	1,010,258
Gray Television Inc.[a]	359,457	5,348,720
Harte-Hanks Inc.	326,458	2,552,902
Journal Communications Inc. Class Aa	337,942	3,146,240
Live Nation Entertainment Inc.[a]	1,072,824	21,199,002
Martha Stewart Living Omnimedia Inc. Class Aa,b	190,130	798,546
McClatchy Co. (The) Class Aa,b	92,276	313,738
MDC Partners Inc.	192,182	4,902,563
Media General Inc. Class Aa,b	150,431	3,399,741
Meredith Corp.	272,665	14,124,047
National CineMedia Inc.	323,512	6,457,300
New York Times Co. (The) Class Ab	984,544	15,624,713
Reading International Inc. Class Aa,b	132,344	991,257
Rentrak Corp.[a,b]	4,685	177,515
Saga Communications Inc. Class A	26,464	1,331,139
Salem Communications Corp. Class A	83,223	724,040
Scholastic Corp.	200,935	6,833,799
SFX Entertainment Inc.[a,b]	80,246	962,952
Valassis Communications Inc.	295,391	10,117,142
World Wrestling Entertainment Inc. Class A	197,849	3,280,336

		123,926,448

METALS & MINING — 2.24%
A.M. Castle & Co.[a,b]	134,908	1,992,591
AK Steel Holding Corp.[a,b]	1,037,350	8,506,270
Allied Nevada Gold Corp.[a,b]	797,466	2,831,004
AMCOL International Corp.	131,092	4,454,506
Century Aluminum Co.[a]	393,071	4,111,523
Coeur Mining Inc.[a,b]	485,947	5,272,525
Commercial Metals Co.	891,390	18,121,959
General Moly Inc.[a,b]	434,643	582,422
Gerber Scientific Inc. Escrow[a,d]	173,399	1,734
Globe Specialty Metals Inc.	463,145	8,341,241
Handy & Harman Ltd.[a]	5,077	122,914
Haynes International Inc.	94,483	5,219,241
Hecla Mining Co.	2,184,161	6,727,216
Horsehead Holding Corp.[a,b]	385,487	6,248,744
Kaiser Aluminum Corp.	143,818	10,101,776
Materion Corp.	74,943	2,311,992

220

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2013

Security	Shares	Value

Midway Gold Corp.[a]	88,593	$71,760
Molycorp Inc.[a,b]	1,138,429	6,397,971
Noranda Aluminium Holding Corp.	255,998	842,233
Olympic Steel Inc.	51,074	1,480,125
RTI International Metals Inc.[a,b]	238,423	8,156,451
Schnitzer Steel Industries Inc. Class A	186,555	6,094,752
Stillwater Mining Co.[a,b]	898,474	11,087,169
SunCoke Energy Inc.[a]	532,348	12,142,858
Universal Stainless & Alloy Products Inc.[a,b]	52,453	1,891,455
Walter Energy Inc.[b]	309,724	5,150,710

		138,263,142

MULTI-UTILITIES — 0.70%
Avista Corp.	457,581	12,899,209
Black Hills Corp.	338,967	17,799,157
NorthWestern Corp.	289,338	12,534,122

		43,232,488

MULTILINE RETAIL — 0.20%
Bon-Ton Stores Inc. (The)	6,887	112,120
Burlington Stores Inc.[a]	52,263	1,672,416
Fred’s Inc. Class A	279,644	5,179,007
Gordmans Stores Inc.	50,679	388,708
Tuesday Morning Corp.[a,b]	328,103	5,236,524

		12,588,775

OIL, GAS & CONSUMABLE FUELS — 4.11%
Adams Resources & Energy Inc.	15,000	1,027,500
Alon USA Energy Inc.[b]	178,882	2,958,708
Alpha Natural Resources Inc.[a,b]	1,679,798	11,993,758
Apco Oil and Gas International Inc.[a]	58,423	910,815
Approach Resources Inc.[a,b]	117,044	2,257,779
Arch Coal Inc.[b]	1,614,356	7,183,884
Athlon Energy Inc.[a,b]	84,655	2,560,814
Bill Barrett Corp.[a,b]	263,312	7,051,495
BPZ Resources Inc.[a,b]	893,817	1,626,747
Callon Petroleum Co.[a,b]	304,052	1,985,460
Carrizo Oil & Gas Inc.[a]	49,987	2,237,918
Clayton Williams Energy Inc.[a,b]	45,162	3,701,026
Cloud Peak Energy Inc.[a]	462,873	8,331,714
Comstock Resources Inc.	367,136	6,714,917
Contango Oil & Gas Co.[a]	94,922	4,486,014
Crosstex Energy Inc.	31,075	1,123,672
Delek US Holdings Inc.	98,239	3,380,404
Emerald Oil Inc.[a,b]	434,978	3,331,931
Endeavour International Corp.[a,b]	358,730	1,883,332
Energy XXI (Bermuda) Ltd.[b]	605,561	16,386,481
EPL Oil & Gas Inc.[a,b]	154,988	4,417,158
Equal Energy Ltd.	270,267	1,443,226
EXCO Resources Inc.[b]	506,926	2,691,777
Forest Oil Corp.[a,b]	790,651	2,854,250
Frontline Ltd.[a,b]	392,748	1,468,878
GasLog Ltd.[b]	195,702	3,344,547
Green Plains Renewable Energy Inc.[b]	193,885	3,759,430
Halcon Resources Corp.[a,b]	1,761,109	6,797,881
Hallador Energy Co.	65,952	531,573
Jones Energy Inc. Class Aa	51,350	743,548
Knightsbridge Tankers Ltd.[b]	231,878	2,130,959
L&L Energy Inc.[a,b]	226,360	380,285
Magnum Hunter Resources Corp.[a,b]	896,222	6,551,383

Security	Shares	Value

Matador Resources Co.[a,b]	442,720	$8,252,301
Midstates Petroleum Co. Inc.[a,b]	252,471	1,671,358
Miller Energy Resources Inc.[a,b]	233,156	1,641,418
Nordic American Tankers Ltd.[b]	574,613	5,573,746
Northern Oil and Gas Inc.[a,b]	485,212	7,312,145
Panhandle Oil and Gas Inc.	3,602	120,343
PDC Energy Inc.[a,b]	271,710	14,460,406
Penn Virginia Corp.[a]	422,087	3,980,280
PetroCorp Inc. Escrow[a,d]	19,086	—
PetroQuest Energy Inc.[a]	29,006	125,306
Quicksilver Resources Inc.[a,b]	793,771	2,436,877
Renewable Energy Group Inc.[a,b]	127,353	1,459,465
Resolute Energy Corp.[a,b]	516,942	4,667,986
REX American Resources Corp.[a]	37,740	1,687,355
Sanchez Energy Corp.[a,b]	272,056	6,668,093
Scorpio Tankers Inc.	1,408,669	16,608,207
SemGroup Corp. Class A	22,036	1,437,408
Ship Finance International Ltd.[b]	425,365	6,967,479
Stone Energy Corp.[a,b]	381,537	13,197,365
Swift Energy Co.[a,b]	331,692	4,477,842
Teekay Tankers Ltd. Class Ab	472,935	1,858,635
Triangle Petroleum Corp.[a,b]	425,683	3,541,683
Ur-Energy Inc.[a,b]	736,243	1,016,015
VAALCO Energy Inc.[a,b]	218,829	1,507,732
W&T Offshore Inc.	265,269	4,244,304
Warren Resources Inc.[a]	561,600	1,763,424
Western Refining Inc.[b]	179,519	7,613,401
Westmoreland Coal Co.[a]	89,335	1,723,272
ZaZa Energy Corp.[a,b]	162,669	155,446

		254,418,556

PAPER & FOREST PRODUCTS — 0.41%
Clearwater Paper Corp.[a]	34,736	1,823,640
Louisiana-Pacific Corp.[a]	294,716	5,455,193
Neenah Paper Inc.	109,384	4,678,354
P.H. Glatfelter Co.	35,180	972,375
Resolute Forest Products Inc.[a,b]	531,250	8,510,625
Schweitzer-Mauduit International Inc.	66,300	3,412,461
Wausau Paper Corp.	19,299	244,711

		25,097,359

PERSONAL PRODUCTS — 0.12%
Elizabeth Arden Inc.[a,b]	29,573	1,048,363
Inter Parfums Inc.	37,463	1,341,550
Nature’s Sunshine Products Inc.	82,807	1,434,217
Nutraceutical International Corp.[a]	64,864	1,737,058
Revlon Inc. Class Aa	57,714	1,440,542
Synutra International Inc.[a]	12,473	110,760

		7,112,490

PHARMACEUTICALS — 0.41%
Aerie Pharmaceuticals Inc.[a]	12,219	219,453
Aratana Therapeutics Inc.[a]	10,313	196,978
Cornerstone Therapeutics Inc.[a]	67,361	639,256
Hi-Tech Pharmacal Co. Inc.[a]	55,751	2,419,036
Horizon Pharma Inc.[a,b]	189,461	1,443,693
Impax Laboratories Inc.[a]	522,893	13,145,530
Nektar Therapeutics[a,b]	273,712	3,106,631
Pernix Therapeutics Holdings[a,b]	133,009	335,183
POZEN Inc.[a,b]	204,863	1,647,099

221

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2013

Security	Shares	Value

Relypsa Inc.[a,b]	9,596	$239,900
SciClone Pharmaceuticals Inc.[a,b]	110,442	556,628
XenoPort Inc.[a,b]	280,418	1,612,403

		25,561,790

PROFESSIONAL SERVICES — 1.21%
Acacia Research Corp.[b]	268,988	3,911,086
CBIZ Inc.[a,b]	274,428	2,502,783
CDI Corp.	107,202	1,986,453
CRA International Inc.[a]	78,004	1,544,479
Franklin Covey Co.[a]	21,909	435,551
FTI Consulting Inc.[a,b]	307,795	12,662,686
Heidrick & Struggles International Inc.	138,773	2,794,888
Huron Consulting Group Inc.[a,b]	153,738	9,642,447
ICF International Inc.[a]	151,141	5,246,104
Kelly Services Inc. Class A	205,946	5,136,293
Kforce Inc.	18,047	369,242
Korn/Ferry International[a]	370,395	9,674,717
Navigant Consulting Inc.[a]	383,659	7,366,253
Odyssey Marine Exploration Inc.[a,b]	41,919	84,676
Pendrell Corp.[a,b]	1,048,842	2,108,173
Resources Connection Inc.	312,499	4,478,111
RPX Corp.[a,b]	213,402	3,606,494
VSE Corp.	31,545	1,514,476

		75,064,912

REAL ESTATE INVESTMENT TRUSTS (REITs) — 11.60%
Acadia Realty Trust	342,398	8,501,742
AG Mortgage Investment Trust Inc.	213,798	3,343,801
Agree Realty Corp.	113,814	3,302,882
American Assets Trust Inc.	246,452	7,745,986
American Capital Mortgage Investment Corp.	402,413	7,026,131
American Realty Capital Properties Inc.[b]	978,782	12,587,136
American Residential Properties Inc.[a,b]	105,642	1,812,817
AmREIT Inc.	148,927	2,501,974
Anworth Mortgage Asset Corp.[b]	1,110,752	4,676,266
Apollo Commercial Real Estate Finance Inc.	282,817	4,595,776
Apollo Residential Mortgage Inc.	245,101	3,622,593
Ares Commercial Real Estate Corp.	164,487	2,154,780
Armada Hoffler Properties Inc.	144,281	1,338,928
ARMOUR Residential REIT Inc.	2,846,272	11,413,551
Ashford Hospitality Prime Inc.	94,421	1,718,462
Ashford Hospitality Trust Inc.	470,351	3,894,506
Associated Estates Realty Corp.	437,511	7,022,052
Aviv REIT Inc.	79,652	1,887,752
Campus Crest Communities Inc.	494,917	4,657,169
Capstead Mortgage Corp.[b]	726,223	8,772,774
Cedar Realty Trust Inc.	551,158	3,450,249
Chambers Street Properties	1,805,299	13,810,537
Chatham Lodging Trust	201,579	4,122,291
Chesapeake Lodging Trust	369,565	9,346,299
Colony Financial Inc.	581,909	11,806,934
Cousins Properties Inc.	1,283,665	13,221,749
CubeSmart[b]	1,016,320	16,200,141
CyrusOne Inc.	147,129	3,285,391
CYS Investments Inc.	1,328,507	9,844,237
DCT Industrial Trust Inc.[b]	2,218,131	15,815,274
DiamondRock Hospitality Co.	1,490,828	17,219,063
DuPont Fabros Technology Inc.[b]	268,065	6,623,886
Dynex Capital Inc.	420,554	3,364,432
EastGroup Properties Inc.	14,704	851,803

Security	Shares	Value

Education Realty Trust Inc.[b]	867,446	$7,650,874
Ellington Residential Mortgage REIT	48,957	752,959
Empire State Realty Trust Inc. Class A	513,101	7,850,445
EPR Properties	393,837	19,361,027
Equity One Inc.	458,063	10,278,934
Excel Trust Inc.	363,432	4,139,490
FelCor Lodging Trust Inc.[a,b]	943,785	7,701,286
First Industrial Realty Trust Inc.[b]	820,455	14,316,940
First Potomac Realty Trust	450,255	5,236,466
Franklin Street Properties Corp.	684,978	8,185,487
GEO Group Inc. (The)	305,634	9,847,527
Getty Realty Corp.	196,068	3,601,769
Gladstone Commercial Corp.[b]	119,506	2,147,523
Glimcher Realty Trust	112,999	1,057,671
Government Properties Income Trust[b]	414,477	10,299,753
Gramercy Property Trust Inc.[a]	456,593	2,625,410
Healthcare Realty Trust Inc.	445,641	9,496,610
Hersha Hospitality Trust	1,541,315	8,585,124
Highwoods Properties Inc.	473,562	17,128,737
Hudson Pacific Properties Inc.	329,637	7,209,161
Inland Real Estate Corp.	90,008	946,884
Invesco Mortgage Capital Inc.	1,031,813	15,147,015
Investors Real Estate Trust	724,590	6,216,982
iStar Financial Inc.[a]	647,175	9,235,187
Javelin Mortgage Investment Corp.[b]	102,397	1,426,390
Kite Realty Group Trust	998,372	6,559,304
LaSalle Hotel Properties	790,596	24,397,793
Lexington Realty Trust[b]	1,286,499	13,135,155
LTC Properties Inc.	35,290	1,248,913
Medical Properties Trust Inc.	1,232,923	15,066,319
Monmouth Real Estate Investment Corp. Class A	347,260	3,156,593
New Residential Investment Corp.	1,932,163	12,906,849
New York Mortgage Trust Inc.[b]	488,812	3,416,796
NorthStar Realty Finance Corp.[b]	2,207,186	29,686,652
One Liberty Properties Inc.	89,195	1,795,495
Parkway Properties Inc.	421,964	8,139,686
Pebblebrook Hotel Trust	468,753	14,418,842
Pennsylvania Real Estate Investment Trust	517,418	9,820,594
PennyMac Mortgage Investment Trust[c]	432,461	9,929,305
Physicians Realty Trust	125,334	1,596,755
QTS Realty Trust Inc. Class A	87,752	2,174,495
RAIT Financial Trust[b]	534,254	4,792,258
Ramco-Gershenson Properties Trust	508,656	8,006,245
Redwood Trust Inc.[b]	624,751	12,101,427
Resource Capital Corp.[b]	964,783	5,721,163
Retail Opportunity Investments Corp.	546,756	8,048,248
Rexford Industrial Realty Inc.	90,927	1,200,236
RLJ Lodging Trust	942,565	22,923,181
Rouse Properties Inc.[b]	171,972	3,816,059
Ryman Hospitality Properties Inc.	118,242	4,940,151
Sabra Healthcare REIT Inc.	167,129	4,368,752
Select Income REIT	167,027	4,466,302
Silver Bay Realty Trust Corp.	117,107	1,872,541
Sovran Self Storage Inc.	21,456	1,398,287
STAG Industrial Inc.	320,205	6,528,980
Strategic Hotels & Resorts Inc.[a]	221,934	2,097,276
Summit Hotel Properties Inc.	611,729	5,505,561
Sunstone Hotel Investors Inc.	1,394,516	18,686,514
Terreno Realty Corp.	192,348	3,404,560
UMH Properties Inc.	108,078	1,018,095
Urstadt Biddle Properties Inc. Class A	43,603	804,475
Washington Real Estate Investment Trust[b]	364,340	8,510,982
Western Asset Mortgage Capital Corp.[b]	186,444	2,774,287

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2013

Security	Shares	Value

Whitestone REIT Class B	164,272	$2,196,317
Winthrop Realty Trust	228,559	2,525,577
ZAIS Financial Corp.	3,898	62,485

		717,204,520

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.68%
Alexander & Baldwin Inc.	328,705	13,716,860
Altisource Residential Corp.	321,644	9,684,701
AV Homes Inc.[a,b]	72,618	1,319,469
Consolidated-Tomoka Land Co.	44,424	1,612,147
Forestar Group Inc.[a,b]	235,382	5,006,575
Kennedy-Wilson Holdings Inc.	389,211	8,659,945
RE/MAX Holdings Inc. Class Aa,b	63,259	2,028,716
Tejon Ranch Co.[a]	7,633	280,589

		42,309,002

ROAD & RAIL — 0.44%
Arkansas Best Corp.	195,504	6,584,575
Celadon Group Inc.	143,241	2,790,335
Heartland Express Inc.	84,969	1,667,092
Marten Transport Ltd.	178,685	3,607,650
Patriot Transportation Holding Inc.[a,b]	49,729	2,064,251
Quality Distribution Inc.[a]	105,981	1,359,736
Roadrunner Transportation Systems Inc.[a]	72,614	1,956,947
Werner Enterprises Inc.	249,225	6,163,334
YRC Worldwide Inc.[a,b]	63,282	1,099,208

		27,293,128

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.85%
Advanced Energy Industries Inc.[a]	18,477	422,384
Alpha & Omega Semiconductor Ltd.[a]	131,521	1,014,027
Amkor Technology Inc.[a,b]	537,602	3,295,500
ANADIGICS Inc.[a,b]	624,781	1,149,597
ATMI Inc.[a]	242,829	7,335,864
Axcelis Technologies Inc.[a]	825,268	2,013,654
Brooks Automation Inc.	509,546	5,345,138
CEVA Inc.[a,b]	170,003	2,587,446
Cirrus Logic Inc.[a,b]	288,372	5,891,440
Cohu Inc.	187,630	1,970,115
Diodes Inc.[a,b]	59,739	1,407,451
DSP Group Inc.[a]	150,137	1,457,830
Entegris Inc.[a,b]	901,006	10,451,670
Entropic Communications Inc.[a,b]	685,611	3,229,228
FormFactor Inc.[a]	410,450	2,470,909
GSI Technology Inc.[a]	154,028	1,022,746
GT Advanced Technologies Inc.[a]	163,079	1,422,049
Inphi Corp.[a]	125,288	1,616,215
Integrated Device Technology Inc.[a]	708,706	7,221,714
Integrated Silicon Solution Inc.[a,b]	213,548	2,581,795
International Rectifier Corp.[a,b]	530,222	13,822,887
Intersil Corp. Class A	967,589	11,098,246
IXYS Corp.	183,606	2,381,370
Kopin Corp.[a]	503,487	2,124,715
Lattice Semiconductor Corp.[a]	657,706	3,623,960
LTX-Credence Corp.[a,b]	365,400	2,919,546
M/A-COM Technology Solutions Holdings Inc.[a]	4,507	76,574
Microsemi Corp.[a]	157,870	3,938,856
MKS Instruments Inc.	403,246	12,073,185
MoSys Inc.[a,b]	44,971	248,240
Nanometrics Inc.[a,b]	55,969	1,066,209

Security	Shares	Value

NeoPhotonics Corp.[a,b]	153,226	$1,081,776
OmniVision Technologies Inc.[a,b]	374,518	6,441,710
Pericom Semiconductor Corp.[a]	174,045	1,542,039
Photronics Inc.[a,b]	464,757	4,196,756
PLX Technology Inc.[a]	24,763	162,941
PMC-Sierra Inc.[a,b]	894,231	5,749,905
RF Micro Devices Inc.[a]	269,040	1,388,246
Rubicon Technology Inc.[a,b]	119,025	1,184,299
Rudolph Technologies Inc.[a,b]	208,283	2,445,242
Sigma Designs Inc.[a]	231,779	1,093,997
Spansion Inc. Class Aa,b	362,157	5,030,361
Supertex Inc.[a]	74,793	1,873,565
Tessera Technologies Inc.	401,513	7,913,821
TriQuint Semiconductor Inc.[a]	1,119,324	9,335,162
Ultra Clean Holdings Inc.[a,b]	169,600	1,701,088
Veeco Instruments Inc.[a,b]	231,151	7,607,179

		176,028,647

SOFTWARE — 0.84%
Accelrys Inc.[a,b]	426,867	4,072,311
Actuate Corp.[a]	23,431	180,653
Aspen Technology Inc.[a]	41,196	1,721,993
Barracuda Networks Inc.[a,b]	8,420	334,106
Covisint Corp.[a,b]	14,904	187,045
Cyan Inc.[a,b]	48,883	258,591
Ebix Inc.[b]	62,535	920,515
EPIQ Systems Inc.	226,211	3,666,880
ePlus Inc.[a]	26,811	1,523,937
Gigamon Inc.[a,b]	37,535	1,053,983
Glu Mobile Inc.[a,b]	27,573	107,259
Mavenir Systems Inc.[a]	11,359	126,766
Mentor Graphics Corp.	727,414	17,508,855
Progress Software Corp.[a]	199,451	5,151,819
QAD Inc. Class A	5,160	91,126
Sapiens International Corp.	124,466	959,633
SeaChange International Inc.[a,b]	249,920	3,039,027
TeleCommunication Systems Inc.[a]	361,187	837,954
TeleNav Inc.[a]	134,668	887,462
TiVo Inc.[a,b]	514,821	6,754,452
Vasco Data Security International Inc.[a,b]	128,897	996,374
Vringo Inc.[a,b]	416,956	1,234,190

		51,614,931

SPECIALTY RETAIL — 2.64%
America’s Car-Mart Inc.[a,b]	14,490	611,913
Asbury Automotive Group Inc.[a]	27,935	1,501,227
Barnes & Noble Inc.[a,b]	289,269	4,324,572
bebe stores inc.	264,594	1,407,640
Body Central Corp.[a,b]	125,487	494,419
Brown Shoe Co. Inc.	126,102	3,548,510
Cato Corp. (The) Class A	168,491	5,358,014
Children’s Place Retail Stores Inc. (The)[a]	115,774	6,595,645
Citi Trends Inc.[a]	111,200	1,890,400
Container Store Group Inc. (The)[a,b]	49,003	2,284,030
Destination Maternity Corp.	10,463	312,634
Destination XL Group Inc.[a,b]	322,313	2,117,596
Finish Line Inc. (The) Class A	246,335	6,939,257
Genesco Inc.[a]	51,563	3,767,193
Group 1 Automotive Inc.	165,478	11,752,248
Haverty Furniture Companies Inc.	115,609	3,618,562
hhgregg Inc.[a,b]	97,432	1,361,125

223

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2013

Security	Shares	Value

Jos. A. Bank Clothiers Inc.[a]	181,254	$9,920,031
Kirkland’s Inc.[a,b]	30,905	731,521
MarineMax Inc.[a]	179,228	2,881,986
Men’s Wearhouse Inc. (The)	361,953	18,488,559
New York & Co. Inc.[a]	89,158	389,620
Office Depot Inc.[a]	3,193,564	16,893,954
Pacific Sunwear of California Inc.[a]	41,346	138,096
Penske Automotive Group Inc.	249,377	11,760,619
Pep Boys - Manny, Moe & Jack (The)[a]	407,604	4,948,313
RadioShack Corp.[a,b]	763,610	1,985,386
Rent-A-Center Inc.	407,587	13,588,951
Sears Hometown and Outlet Stores Inc.[a]	23,198	591,549
Select Comfort Corp.[a]	25,338	534,378
Shoe Carnival Inc.	114,335	3,316,858
Sonic Automotive Inc. Class A	222,066	5,436,176
Stage Stores Inc.	250,602	5,568,376
Stein Mart Inc.	98,749	1,328,174
Systemax Inc.[a]	82,740	930,825
Tilly’s Inc. Class Aa	5,542	63,456
Trans World Entertainment Corp.[a]	80,398	355,359
West Marine Inc.[a,b]	128,926	1,834,617
Zale Corp.[a,b]	248,451	3,918,072

		163,489,861
TEXTILES, APPAREL & LUXURY GOODS — 1.36%
American Apparel Inc.[a,b]	440,018	541,222
Columbia Sportswear Co.	98,272	7,738,920
Costa Inc.[a]	6,116	132,901
Crocs Inc.[a]	91,014	1,448,943
Culp Inc.	7,670	156,851
Fifth & Pacific Companies Inc.[a]	913,741	29,303,674
G-III Apparel Group Ltd.[a]	31,138	2,297,673
Iconix Brand Group Inc.[a,b]	209,200	8,305,240
Jones Group Inc. (The)	609,445	9,117,297
Movado Group Inc.	127,392	5,606,522
Perry Ellis International Inc.[a]	93,682	1,479,239
Quiksilver Inc.[a,b]	274,326	2,405,839
R.G. Barry Corp.	70,430	1,359,299
SKECHERS U.S.A. Inc. Class Aa,b	294,243	9,748,271
Unifi Inc.[a]	114,531	3,119,824
Vince Holding Corp.[a,b]	46,149	1,415,390

		84,177,105
THRIFTS & MORTGAGE FINANCE — 2.91%
Astoria Financial Corp.	671,948	9,293,041
Banc of California Inc.	123,926	1,661,848
Bank Mutual Corp.	349,654	2,451,075
BankFinancial Corp.	161,442	1,478,809
BBX Capital Corp.[a,b]	54,769	854,396
Beneficial Mutual Bancorp Inc.[a,b]	242,827	2,651,671
Berkshire Hills Bancorp Inc.	192,178	5,240,694
Brookline Bancorp Inc.	537,265	5,141,626
Capitol Federal Financial Inc.	1,137,163	13,771,044
Charter Financial Corp.	172,740	1,860,410
Clifton Savings Bancorp Inc.	65,195	834,496
Dime Community Bancshares Inc.	243,578	4,121,340
Doral Financial Corp.[a,b]	51,860	812,128
ESB Financial Corp.	95,899	1,361,766
ESSA Bancorp Inc.	69,218	800,160
Essent Group Ltd.[a,b]	145,699	3,505,518
EverBank Financial Corp.	612,327	11,230,077

Security	Shares	Value

Federal Agricultural Mortgage Corp. Class C NVS	78,337	$2,683,042
First Defiance Financial Corp.	74,439	1,933,181
First Federal Bancshares of Arkansas Inc.[a]	18,155	157,948
First Financial Northwest Inc.	114,762	1,190,082
Flagstar Bancorp Inc.[a,b]	152,291	2,987,949
Fox Chase Bancorp Inc.	92,284	1,603,896
Franklin Financial Corp.[a]	81,658	1,615,195
Hingham Institution for Savings	9,739	764,414
Home Bancorp Inc.[a,b]	49,204	927,495
Home Loan Servicing Solutions Ltd.[b]	542,392	12,458,744
HomeStreet Inc.	98,341	1,966,820
Kearny Financial Corp.[a]	108,879	1,266,263
Meridian Interstate Bancorp Inc.[a,b]	58,460	1,320,027
Meta Financial Group Inc.	45,283	1,826,263
MGIC Investment Corp.[a,b]	1,110,155	9,369,708
NASB Financial Inc.[b]	32,168	971,474
Northfield Bancorp Inc	344,299	4,544,747
Northwest Bancshares Inc.	713,138	10,540,180
OceanFirst Financial Corp.	104,527	1,790,547
Oritani Financial Corp.	239,271	3,840,300
PennyMac Financial Services Inc. Class Aa,c	93,191	1,635,502
Provident Financial Holdings Inc.	69,524	1,042,860
Provident Financial Services Inc.	454,126	8,773,714
Radian Group Inc.[b]	959,393	13,546,629
Rockville Financial Inc.	198,918	2,826,625
Stonegate Mortgage Corp.[a,b]	62,407	1,031,588
Territorial Bancorp Inc.	80,657	1,871,242
Tree.com Inc.[a]	20,478	672,497
TrustCo Bank Corp. NY	720,484	5,173,075
United Community Financial Corp.[a,b]	374,798	1,338,029
United Financial Bancorp Inc.	149,788	2,829,495
Walker & Dunlop Inc.[a,b]	126,775	2,049,952
Waterstone Financial Inc.[a]	56,447	626,562
Westfield Financial Inc.	138,414	1,032,568
WSFS Financial Corp.	60,107	4,660,096

		179,938,808
TOBACCO — 0.22%
Alliance One International Inc.[a]	665,384	2,029,421
Universal Corp.[b]	177,578	9,695,759
Vector Group Ltd.	127,472	2,086,717

		13,811,897
TRADING COMPANIES & DISTRIBUTORS — 0.61%
Aceto Corp.	168,102	4,204,231
Aircastle Ltd.[b]	310,460	5,948,414
Applied Industrial Technologies Inc.	25,596	1,256,508
CAI International Inc.[a,b]	84,544	1,992,702
Houston Wire & Cable Co.	92,297	1,234,934
Kaman Corp.	72,565	2,883,007
Rush Enterprises Inc. Class Aa,b	167,139	4,955,671
Stock Building Supply Holdings Inc.[a,b]	21,048	383,495
TAL International Group Inc.[b]	136,987	7,856,204
Textainer Group Holdings Ltd.[b]	108,363	4,358,360
Titan Machinery Inc.[a,b]	132,502	2,361,186

		37,434,712
TRANSPORTATION INFRASTRUCTURE — 0.09%
Wesco Aircraft Holdings Inc.[a,b]	247,350	5,421,912

		5,421,912

224

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2013

Security	Shares	Value

WATER UTILITIES — 0.45%
American States Water Co.	268,545	$7,715,298
Artesian Resources Corp. Class A	58,580	1,344,411
California Water Service Group	363,209	8,379,231
Connecticut Water Service Inc.	83,025	2,948,218
Consolidated Water Co. Ltd.[b]	111,810	1,576,521
Middlesex Water Co.	120,122	2,515,355
SJW Corp.	85,304	2,541,206
York Water Co. (The)	25,870	541,459

		27,561,699
WIRELESS TELECOMMUNICATION SERVICES — 0.22%
Boingo Wireless Inc.[a,b]	140,886	903,079
Leap Wireless International Inc.[a]	320,989	5,585,209
NII Holdings Inc.[a,b]	1,310,976	3,605,184
RingCentral Inc. Class Aa,b	42,127	773,873
Shenandoah Telecommunications Co.	18,395	472,200
USA Mobility Inc.	164,491	2,348,931

		13,688,476

TOTAL COMMON STOCKS (Cost: $5,486,768,032)		6,168,051,030

INVESTMENT COMPANIES — 0.04%

CAPITAL MARKETS — 0.04%
Capitala Finance Corp.	25,348	504,425
Firsthand Technology Value Fund Inc.[a]	69,334	1,606,469

		2,110,894

TOTAL INVESTMENT COMPANIES (Cost: $1,900,277)		2,110,894

RIGHTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
EXCO Resources Inc.[a,b]	509,374	81,500

		81,500

TOTAL RIGHTS (Cost: $0)		81,500

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	89,598	1

		1

TOTAL WARRANTS (Cost: $0)		1

Security	Shares	Value

SHORT-TERM INVESTMENTS — 12.89%

MONEY MARKET FUNDS — 12.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,e,f]	739,408,345	$739,408,345
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,e,f]	43,309,464	43,309,464
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	14,619,749	14,619,749

		797,337,558

TOTAL SHORT-TERM INVESTMENTS (Cost: $797,337,558)		797,337,558

TOTAL INVESTMENTS IN SECURITIES — 112.67% (Cost: $6,286,005,867)		6,967,580,983
Other Assets, Less Liabilities — (12.67)%		(783,558,040)

NET ASSETS — 100.00%		$6,184,022,943

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

225

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.62%
AAR Corp.	10,631	$297,774
AeroVironment Inc.[a,b]	4,613	134,377
Alliant Techsystems Inc.	8,385	1,020,287
American Science and Engineering Inc.	2,167	155,829
API Technologies Corp.[a]	8,571	29,227
Astronics Corp.[a]	3,134	159,834
Astronics Corp. Class Ba	596	30,247
B/E Aerospace Inc.[a]	25,657	2,232,929
Boeing Co. (The)	198,397	27,079,207
Cubic Corp.	5,162	271,831
Curtiss-Wright Corp.	12,380	770,407
DigitalGlobe Inc.[a,b]	19,479	801,561
Ducommun Inc.[a]	2,786	83,051
Engility Holdings Inc.[a]	4,188	139,879
Erickson Air-Crane Inc.[a,b]	985	20,478
Esterline Technologies Corp.[a,b]	8,016	817,311
Exelis Inc.	48,863	931,329
GenCorp Inc.[a,b]	15,659	282,175
General Dynamics Corp.	78,111	7,463,506
HEICO Corp.	17,273	1,000,970
Hexcel Corp.[a]	26,119	1,167,258
Honeywell International Inc.	205,790	18,803,032
Huntington Ingalls Industries Inc.	12,916	1,162,569
Innovative Solutions and Support Inc.[a]	3,259	23,758
Keyw Holding Corp. (The)[a,b]	8,693	116,834
Kratos Defense & Security Solutions Inc.[a,b]	10,587	81,308
L-3 Communications Holdings Inc.	23,406	2,501,165
LMI Aerospace Inc.[a,b]	2,296	33,843
Lockheed Martin Corp.	67,708	10,065,471
Moog Inc. Class Aa	11,901	808,554
National Presto Industries Inc.[b]	1,227	98,774
Northrop Grumman Corp.	58,101	6,658,956
Orbital Sciences Corp.[a]	15,440	359,752
Precision Castparts Corp.	38,422	10,347,045
Raytheon Co.	84,891	7,699,614
Rockwell Collins Inc.	35,409	2,617,433
Sparton Corp.[a,b]	2,695	75,325
Spirit AeroSystems Holdings Inc. Class Aa	31,215	1,063,807
Taser International Inc.[a,b]	14,475	229,863
Teledyne Technologies Inc.[a]	9,681	889,297
Textron Inc.	72,612	2,669,217
TransDigm Group Inc.	13,697	2,205,491
Triumph Group Inc.	13,504	1,027,249
United Technologies Corp.	240,403	27,357,862

		141,785,686
AIR FREIGHT & LOGISTICS — 0.71%
Air Transport Services Group Inc.[a]	13,809	111,715
Atlas Air Worldwide Holdings Inc.[a,b]	6,943	285,705
C.H. Robinson Worldwide Inc.	40,147	2,342,176
Echo Global Logistics Inc.[a,b]	3,883	83,407
Expeditors International of Washington Inc.	53,991	2,389,102
FedEx Corp.	82,674	11,886,041
Forward Air Corp.	7,641	335,516
Hub Group Inc. Class Aa	9,763	389,348

Security	Shares	Value

Pacer International Inc.[a]	8,963	$74,034
Park-Ohio Holdings Corp.[a]	2,276	119,262
United Parcel Service Inc. Class B	189,463	19,908,772
UTi Worldwide Inc.	23,698	416,137
XPO Logistics Inc.[a,b]	7,681	201,934

		38,543,149
AIRLINES — 0.36%
Alaska Air Group Inc.	18,209	1,335,994
Allegiant Travel Co.	3,916	412,903
American Airlines Group Inc.[a,b]	53,261	1,344,840
Copa Holdings SA Class A	8,685	1,390,556
Delta Air Lines Inc.	223,713	6,145,396
Hawaiian Holdings Inc.[a,b]	13,569	130,670
JetBlue Airways Corp.[a,b]	61,218	523,414
Republic Airways Holdings Inc.[a]	12,451	133,101
SkyWest Inc.	13,377	198,381
Southwest Airlines Co.	188,811	3,557,199
Spirit Airlines Inc.[a]	15,752	715,298
United Continental Holdings Inc.[a,b]	93,021	3,518,985

		19,406,737
AUTO COMPONENTS — 0.55%
Allison Transmission Holdings Inc.	8,943	246,916
American Axle & Manufacturing Holdings Inc.[a,b]	17,474	357,343
BorgWarner Inc.	60,508	3,383,002
Cooper Tire & Rubber Co.	16,429	394,953
Dana Holding Corp.	38,750	760,275
Delphi Automotive PLC	81,765	4,916,529
Dorman Products Inc.[a]	6,482	363,446
Drew Industries Inc.	5,979	306,125
Federal-Mogul Corp. Class Aa	4,727	93,027
Fox Factory Holding Corp.[a]	2,589	45,618
Fuel Systems Solutions Inc.[a]	3,851	53,413
Gentex Corp.	37,970	1,252,630
Gentherm Inc.[a,b]	8,298	222,469
Goodyear Tire & Rubber Co. (The)	64,336	1,534,414
Johnson Controls Inc.	178,893	9,177,211
Lear Corp.	21,098	1,708,305
Modine Manufacturing Co.[a]	12,499	160,237
Remy International Inc.	3,683	85,888
Shiloh Industries Inc.[a]	1,286	25,077
Spartan Motors Inc.	9,202	61,653
Standard Motor Products Inc.	5,077	186,834
Stoneridge Inc.[a]	7,234	92,234
Superior Industries International Inc.	5,978	123,326
Tenneco Inc.[a,b]	15,922	900,708
Tower International Inc.[a]	1,565	33,491
TRW Automotive Holdings Corp.[a]	28,153	2,094,302
Visteon Corp.[a]	12,984	1,063,260

		29,642,686
AUTOMOBILES — 0.60%
Ford Motor Co.	1,009,889	15,582,587
General Motors Co.[a]	217,183	8,876,269
Harley-Davidson Inc.	58,600	4,057,464
Tesla Motors Inc.[a,b]	21,829	3,282,645
Thor Industries Inc.	12,422	686,067
Winnebago Industries Inc.[a]	7,793	213,918

		32,698,950

226

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

BEVERAGES — 1.74%
Beam Inc.	42,058	$2,862,467
Boston Beer Co. Inc. (The) Class Aa,b	2,107	509,452
Brown-Forman Corp. Class B NVS	39,411	2,978,289
Coca-Cola Bottling Co. Consolidated	1,196	87,535
Coca-Cola Co. (The)	1,000,025	41,311,033
Coca-Cola Enterprises Inc.	68,613	3,027,892
Constellation Brands Inc. Class Aa	40,192	2,828,713
Craft Brew Alliance Inc.[a]	2,710	44,498
Dr Pepper Snapple Group Inc.	53,380	2,600,674
Molson Coors Brewing Co. Class B NVS	36,494	2,049,138
Monster Beverage Corp.[a]	35,091	2,378,117
National Beverage Corp.[a]	2,882	58,101
PepsiCo Inc.	404,337	33,535,711

		94,271,620
BIOTECHNOLOGY — 2.51%
ACADIA Pharmaceuticals Inc.[a,b]	18,341	458,342
Achillion Pharmaceuticals Inc.[a,b]	24,497	81,330
Acorda Therapeutics Inc.[a,b]	10,591	309,257
Aegerion Pharmaceuticals Inc.[a,b]	7,559	536,387
Agios Pharmaceuticals Inc.[a,b]	1,792	42,918
Alexion Pharmaceuticals Inc.[a]	50,857	6,767,032
Alkermes PLC[a]	33,063	1,344,342
Alnylam Pharmaceuticals Inc.[a,b]	14,892	958,002
AMAG Pharmaceuticals Inc.[a]	5,707	138,509
Amgen Inc.	196,150	22,392,484
Amicus Therapeutics Inc.[a,b]	7,921	18,614
Anacor Pharmaceuticals Inc.[a]	5,622	94,337
Arena Pharmaceuticals Inc.[a,b]	56,888	332,795
ARIAD Pharmaceuticals Inc.[a,b]	45,904	313,065
ArQule Inc.[a]	15,441	33,198
Array BioPharma Inc.[a,b]	33,562	168,146
AVEO Pharmaceuticals Inc.[a]	10,143	18,663
Biogen Idec Inc.[a]	62,085	17,368,279
BioMarin Pharmaceutical Inc.[a]	36,326	2,552,628
Biotime Inc.[a,b]	8,008	28,829
Bluebird Bio Inc.[a,b]	1,791	37,575
Celgene Corp.[a]	109,115	18,436,070
Cell Therapeutics Inc.[a,b]	29,434	56,513
Celldex Therapeutics Inc.[a,b]	21,881	529,739
Cepheid Inc.[a,b]	17,258	806,294
Chelsea Therapeutics International Ltd.[a]	17,542	77,711
ChemoCentryx Inc.[a,b]	6,462	37,415
Chimerix Inc.[a]	2,196	33,182
Clovis Oncology Inc.[a,b]	4,856	292,671
Coronado Biosciences Inc.[a,b]	4,732	12,445
Cubist Pharmaceuticals Inc.[a,b]	16,767	1,154,743
Curis Inc.[a,b]	21,218	59,835
Cytokinetics Inc.[a,b]	6,507	42,295
Cytori Therapeutics Inc.[a,b]	14,017	36,024
Dendreon Corp.[a,b]	51,419	153,743
Durata Therapeutics Inc.[a,b]	2,319	29,660
Dyax Corp.[a,b]	34,993	263,497
Dynavax Technologies Corp.[a,b]	45,746	89,662
Emergent BioSolutions Inc.[a]	6,801	156,355
Enanta Pharmaceuticals Inc.[a]	954	26,025
Enzon Pharmaceuticals Inc.	11,039	12,805
Epizyme Inc.[a,b]	1,581	32,885
Exact Sciences Corp.[a,b]	16,718	195,433
Exelixis Inc.[a,b]	48,125	295,006
Fibrocell Science Inc.[a,b]	4,448	18,059

Security	Shares	Value

Galena Biopharma Inc.[a,b]	21,793	$108,093
Genomic Health Inc.[a,b]	4,157	121,675
Geron Corp.[a,b]	34,266	162,421
Gilead Sciences Inc.[a]	398,864	29,974,630
GTx Inc.[a,b]	6,980	11,517
Halozyme Therapeutics Inc.[a,b]	23,554	353,074
Harvard Apparatus Regenerative Technology Inc.[a]	1,505	7,149
Hyperion Therapeutics Inc.[a,b]	2,377	48,063
Idenix Pharmaceuticals Inc.[a,b]	23,659	141,481
ImmunoGen Inc.[a,b]	21,805	319,879
Immunomedics Inc.[a,b]	16,857	77,542
Incyte Corp.[a]	26,944	1,364,175
Infinity Pharmaceuticals Inc.[a,b]	12,533	173,081
Insmed Inc.[a,b]	12,251	208,390
Insys Therapeutics Inc.[a,b]	1,294	50,091
Intercept Pharmaceuticals Inc.[a,b]	1,685	115,052
InterMune Inc.[a,b]	21,352	314,515
Intrexon Corp.[a,b]	2,996	71,305
Ironwood Pharmaceuticals Inc. Class Aa,b	25,238	293,013
Isis Pharmaceuticals Inc.[a,b]	29,008	1,155,679
KaloBios Pharmaceuticals Inc.[a]	2,264	10,007
Keryx Biopharmaceuticals Inc.[a,b]	21,375	276,806
Kythera Biopharmaceuticals Inc.[a]	3,711	138,235
Lexicon Pharmaceuticals Inc.[a,b]	58,548	105,386
Ligand Pharmaceuticals Inc. Class Ba,b	4,600	241,960
MannKind Corp.[a,b]	40,817	212,657
Medivation Inc.[a]	19,644	1,253,680
MEI Pharma Inc.[a,b]	2,548	20,409
Merrimack Pharmaceuticals Inc.[a,b]	23,729	126,713
MiMedx Group Inc.[a,b]	22,054	192,752
Momenta Pharmaceuticals Inc.[a,b]	12,337	218,118
Myriad Genetics Inc.[a,b]	20,798	436,342
Nanosphere Inc.[a,b]	10,958	25,094
Navidea Biopharmaceuticals Inc.[a,b]	25,453	52,688
Neurocrine Biosciences Inc.[a]	17,419	162,693
NewLink Genetics Corp.[a]	6,599	145,244
Novavax Inc.[a,b]	52,779	270,228
NPS Pharmaceuticals Inc.[a,b]	25,555	775,850
OncoGenex Pharmaceutical Inc.[a,b]	3,835	31,984
OncoMed Pharmaceuticals Inc.[a,b]	2,811	82,981
Onconova Therapeutics Inc.[a,b]	1,571	18,035
Ophthotech Corp.[a]	2,316	74,923
Opko Health Inc.[a,b]	49,307	416,151
Orexigen Therapeutics Inc.[a]	26,772	150,726
Osiris Therapeutics Inc.[a,b]	4,232	68,051
OvaScience Inc.[a,b]	2,311	21,123
PDL BioPharma Inc.[b]	36,974	312,061
Peregrine Pharmaceuticals Inc.[a,b]	35,871	49,861
Pharmacyclics Inc.[a]	15,708	1,661,592
Portola Pharmaceuticals Inc.[a]	2,566	66,074
Progenics Pharmaceuticals Inc.[a,b]	21,873	116,583
Prothena Corp. PLC[a]	3,090	81,947
PTC Therapeutics Inc.[a,b]	2,529	42,917
Puma Biotechnology Inc.[a]	5,796	600,060
Raptor Pharmaceutical Corp.[a,b]	17,924	233,370
Receptos Inc.[a,b]	1,549	44,906
Regeneron Pharmaceuticals Inc.[a]	20,893	5,750,589
Regulus Therapeutics Inc.[a,b]	3,355	24,793
Repligen Corp.[a]	8,086	110,293
Rigel Pharmaceuticals Inc.[a]	22,246	63,401
Sangamo BioSciences Inc.[a,b]	14,675	203,836
Sarepta Therapeutics Inc.[a,b]	8,381	170,721
Seattle Genetics Inc.[a]	26,259	1,047,472
SIGA Technologies Inc.[a,b]	8,830	28,874
Spectrum Pharmaceuticals Inc.[a]	15,604	138,095

227

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

Stemline Therapeutics Inc.[a]	2,354	$46,138
Sunesis Pharmaceuticals Inc.[a,b]	7,243	34,332
Synageva BioPharma Corp.[a,b]	5,717	370,004
Synergy Pharmaceuticals Inc.[a]	21,098	118,782
Synta Pharmaceuticals Corp.[a,b]	9,758	51,132
Targacept Inc.[a]	7,045	29,237
TESARO Inc.[a]	3,533	99,772
Tetraphase Pharmaceuticals Inc.[a]	3,004	40,614
TG Therapeutics Inc.[a,b]	3,304	12,886
Theravance Inc.[a,b]	20,533	732,001
Threshold Pharmaceuticals Inc.[a]	11,795	55,083
United Therapeutics Corp.[a]	12,124	1,370,982
Vanda Pharmaceuticals Inc.[a,b]	7,168	88,955
Verastem Inc.[a,b]	4,102	46,763
Vertex Pharmaceuticals Inc.[a]	60,842	4,520,561
Vical Inc.[a,b]	19,816	23,383
XOMA Corp.[a,b]	14,697	98,911
ZIOPHARM Oncology Inc.[a,b]	17,463	75,789

		136,005,230
BUILDING PRODUCTS — 0.23%
A.O. Smith Corp.	19,949	1,076,049
AAON Inc.	7,222	230,743
Allegion PLC[a]	26,217	1,158,529
American Woodmark Corp.[a]	2,822	111,554
Apogee Enterprises Inc.	7,517	269,935
Armstrong World Industries Inc.[a]	7,165	412,776
Builders FirstSource Inc.[a,b]	11,691	83,474
Fortune Brands Home & Security Inc.	43,128	1,970,950
Gibraltar Industries Inc.[a,b]	8,008	148,869
Griffon Corp.	11,876	156,882
Insteel Industries Inc.	4,576	104,012
Lennox International Inc.	12,993	1,105,185
Masco Corp.	93,039	2,118,498
NCI Building Systems Inc.[a]	4,741	83,157
Nortek Inc.[a]	3,028	225,889
Owens Corning[a]	31,096	1,266,229
Patrick Industries Inc.[a]	3,212	92,923
PGT Inc.[a]	8,683	87,872
Ply Gem Holdings Inc.[a,b]	4,109	74,085
Quanex Building Products Corp.	9,643	192,088
Simpson Manufacturing Co. Inc.	10,509	385,996
Trex Co. Inc.[a,b]	4,527	360,032
Universal Forest Products Inc.	5,170	269,564
USG Corp.[a,b]	17,568	498,580

		12,483,871
CAPITAL MARKETS — 2.38%
Affiliated Managers Group Inc.[a]	13,778	2,988,173
American Capital Ltd.[a]	74,351	1,162,850
Ameriprise Financial Inc.	52,710	6,064,285
Apollo Investment Corp.	58,336	494,689
Ares Capital Corp.	77,535	1,377,797
Arlington Asset Investment Corp. Class A	2,666	70,356
Artisan Partners Asset Management Inc.	3,289	214,410
Bank of New York Mellon Corp. (The)	304,717	10,646,812
BGC Partners Inc. Class A	33,216	201,289
BlackRock Inc.[c]	34,275	10,847,009
BlackRock Kelso Capital Corp.[c]	17,586	164,077
Calamos Asset Management Inc. Class A	5,150	60,976
Capital Southwest Corp.	3,211	111,968
Charles Schwab Corp. (The)	286,755	7,455,630
CIFC Corp.	1,708	13,288

Security	Shares	Value

Cohen & Steers Inc.	4,845	$194,091
Cowen Group Inc. Class Aa	23,061	90,169
Diamond Hill Investment Group Inc.	744	88,045
E*TRADE Financial Corp.[a]	74,725	1,467,599
Eaton Vance Corp. NVS	31,368	1,342,237
Evercore Partners Inc. Class A	8,227	491,810
FBR & Co.[a]	2,497	65,871
Federated Investors Inc. Class B	24,079	693,475
Fidus Investment Corp.	3,203	69,633
Fifth Street Finance Corp.	35,642	329,688
Financial Engines Inc.	12,779	887,885
Franklin Resources Inc.	107,460	6,203,666
FXCM Inc. Class A	9,581	170,925
GAMCO Investors Inc. Class A	1,725	150,023
Garrison Capital Inc.	1,603	22,250
GFI Group Inc.	18,212	71,209
Gladstone Capital Corp.	5,469	52,502
Gladstone Investment Corp.	7,212	58,129
Goldman Sachs Group Inc. (The)	119,925	21,257,905
Golub Capital BDC Inc.	9,038	172,716
Greenhill & Co. Inc.	7,636	442,430
GSV Capital Corp.[a,b]	5,053	61,091
Hercules Technology Growth Capital Inc.	16,053	263,269
HFF Inc. Class Aa	8,591	230,668
Horizon Technology Finance Corp.	2,012	28,591
ICG Group Inc.[a,b]	9,908	184,586
INTL FCStone Inc.[a,b]	3,708	68,746
Invesco Ltd.	116,248	4,231,427
Investment Technology Group Inc.[a]	10,082	207,286
Janus Capital Group Inc.	39,016	482,628
JMP Group Inc.	3,821	28,275
KCAP Financial Inc.	5,751	46,411
KCG Holdings Inc. Class Aa,b	19,440	232,502
Ladenburg Thalmann Financial Services Inc.[a,b]	27,349	85,602
Lazard Ltd. Class A	33,470	1,516,860
Legg Mason Inc.	29,077	1,264,268
LPL Financial Holdings Inc.	14,793	695,715
Main Street Capital Corp.	11,582	378,616
Manning & Napier Inc.	3,602	63,575
MCG Capital Corp.	20,585	90,574
Medallion Financial Corp.	4,777	68,550
Medley Capital Corp.	10,480	145,148
Morgan Stanley	399,568	12,530,452
MVC Capital Inc.	6,133	82,796
New Mountain Finance Corp.	13,445	202,213
NGP Capital Resources Co.	5,600	41,832
Northern Trust Corp.	62,544	3,870,848
Oppenheimer Holdings Inc. Class A	2,689	66,633
PennantPark Floating Rate Capital Ltd.	2,714	37,263
PennantPark Investment Corp.	17,015	197,374
Piper Jaffray Companies Inc.[a,b]	3,959	156,578
Prospect Capital Corp.	76,384	857,028
Pzena Investment Management Inc. Class A	2,951	34,704
Raymond James Financial Inc.	31,905	1,665,122
Safeguard Scientifics Inc.[a]	5,582	112,142
SEI Investments Co.	37,722	1,310,085
Solar Capital Ltd.	11,614	261,896
Solar Senior Capital Ltd.	2,564	46,716
State Street Corp.	119,840	8,795,058
Stellus Capital Investment Corp.[b]	3,730	55,764
Stifel Financial Corp.[a,b]	16,226	777,550
SWS Group Inc.[a]	7,535	45,813
T. Rowe Price Group Inc.	67,703	5,671,480
TCP Capital Corp.	6,796	114,037
TD Ameritrade Holding Corp.	60,863	1,864,842

228

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

Teton Advisors Inc. Class Ab	1	$38
Teton Advisors Inc. Class B	31	1,186
THL Credit Inc.	11,555	190,542
TICC Capital Corp.	13,731	141,979
Triangle Capital Corp.	7,141	197,449
Virtus Investment Partners Inc.[a,b]	1,692	338,485
Waddell & Reed Financial Inc. Class A	22,616	1,472,754
Walter Investment Management Corp.[a,b]	9,403	332,490
Westwood Holdings Group Inc.	1,777	110,014
WhiteHorse Finance Inc.	1,769	26,730
WisdomTree Investments Inc.[a,b]	26,273	465,295

		128,645,443
CHEMICALS — 2.53%
A. Schulman Inc.	7,737	272,807
Advanced Emissions Solutions Inc.[a,b]	2,306	125,054
Air Products and Chemicals Inc.	54,497	6,091,675
Airgas Inc.	17,163	1,919,682
Albemarle Corp.	21,285	1,349,256
American Pacific Corp.[a]	1,580	58,871
American Vanguard Corp.	7,230	175,617
Arabian American Development Co.[a]	5,197	65,222
Ashland Inc.	20,713	2,009,990
Axiall Corp.	18,210	863,882
Balchem Corp.	7,730	453,751
Cabot Corp.	16,680	857,352
Calgon Carbon Corp.[a]	14,958	307,686
Celanese Corp. Series A	41,405	2,290,111
CF Industries Holdings Inc.	15,511	3,614,683
Chase Corp.	1,688	59,586
Chemtura Corp.[a]	25,781	719,806
Cytec Industries Inc.	9,548	889,492
Dow Chemical Co. (The)	315,840	14,023,296
E.I. du Pont de Nemours and Co.	241,346	15,680,250
Eastman Chemical Co.	40,233	3,246,803
Ecolab Inc.	68,521	7,144,685
Ferro Corp.[a]	18,858	241,948
Flotek Industries Inc.[a,b]	12,781	256,515
FMC Corp.	35,553	2,682,829
FutureFuel Corp.	5,105	80,659
GSE Holding Inc.[a,b]	2,108	4,364
H.B. Fuller Co.	13,056	679,434
Hawkins Inc.	2,358	87,694
Huntsman Corp.	50,757	1,248,622
Innophos Holdings Inc.	5,741	279,013
Innospec Inc.	6,011	277,828
International Flavors & Fragrances Inc.	21,308	1,832,062
Intrepid Potash Inc.[a,b]	14,041	222,409
KMG Chemicals Inc.	2,042	34,489
Koppers Holdings Inc.	5,554	254,095
Kraton Performance Polymers Inc.[a]	8,535	196,732
Kronos Worldwide Inc.	5,270	100,393
Landec Corp.[a]	6,788	82,271
LSB Industries Inc.[a,b]	4,934	202,393
LyondellBasell Industries NV Class A	106,686	8,564,752
Minerals Technologies Inc.	9,360	562,255
Monsanto Co.	139,949	16,311,056
Mosaic Co. (The)	78,423	3,707,055
NewMarket Corp.	2,517	841,056
Olin Corp.	20,901	602,994
OM Group Inc.[a]	8,537	310,832
OMNOVA Solutions Inc.[a]	12,008	109,393
Penford Corp.[a]	2,548	32,742
PolyOne Corp.	26,001	919,135

Security	Shares	Value

PPG Industries Inc.	37,276	$7,069,766
Praxair Inc.	77,667	10,099,040
Quaker Chemical Corp.	3,306	254,793
Rockwood Holdings Inc.	19,329	1,390,142
RPM International Inc.	34,507	1,432,386
Scotts Miracle-Gro Co. (The) Class A	10,964	682,180
Sensient Technologies Corp.	13,077	634,496
Sherwin-Williams Co. (The)	23,113	4,241,235
Sigma-Aldrich Corp.	31,443	2,955,956
Stepan Co.	4,925	323,228
Taminco Corp.[a,b]	4,109	83,043
Tredegar Corp.	6,242	179,832
Valspar Corp. (The)	23,311	1,661,841
W.R. Grace & Co.[a]	19,665	1,944,279
Westlake Chemical Corp.	5,204	635,252
Zep Inc.	5,882	106,817
Zoltek Companies Inc.[a]	7,096	118,858

		136,757,721
COMMERCIAL BANKS — 3.19%
1st Source Corp.	3,876	123,799
1st United Bancorp Inc.	7,971	60,659
Access National Corp.	1,954	29,212
American National Bankshares Inc.	2,045	53,681
Ameris Bancorp[a,b]	6,462	136,413
Ames National Corp.	2,106	47,153
Arrow Financial Corp.	2,751	73,067
Associated Banc-Corp	43,856	763,094
BancFirst Corp.	1,720	96,423
Banco Latinoamericano de Comercio Exterior SA Class E	7,418	207,852
Bancorp Inc. (The)[a,b]	7,560	135,400
BancorpSouth Inc.	24,721	628,408
Bank of Hawaii Corp.	11,888	703,056
Bank of Kentucky Financial Corp.	1,671	61,660
Bank of Marin Bancorp	1,313	56,971
Bank of the Ozarks Inc.	7,801	441,459
BankUnited Inc.	16,810	553,385
Banner Corp.	5,032	225,534
Bar Harbor Bankshares	1,018	40,710
BB&T Corp.	183,581	6,851,243
BBCN Bancorp Inc.	20,452	339,299
BNC Bancorp	4,797	82,221
BOK Financial Corp.	6,771	449,053
Boston Private Financial Holdings Inc.	20,573	259,631
Bridge Bancorp Inc.	2,217	57,642
Bridge Capital Holdings[a]	2,295	47,139
Bryn Mawr Bank Corp.	2,974	89,755
C&F Financial Corp.	865	39,505
Camden National Corp.	2,053	86,678
Capital Bank Financial Corp.[a,b]	6,231	141,755
Capital City Bank Group Inc.[a]	2,934	34,533
CapitalSource Inc.	51,215	735,960
Cardinal Financial Corp.	7,746	139,428
Cascade Bancorp[a,b]	1,599	8,363
Cathay General Bancorp	20,626	551,333
Center Bancorp Inc.	3,081	57,800
CenterState Banks Inc.	7,731	78,470
Central Pacific Financial Corp.	5,705	114,556
Century Bancorp Inc. Class A	898	29,859
Chemical Financial Corp.	7,159	226,726
Chemung Financial Corp.	945	32,291
CIT Group Inc.	52,432	2,733,280
Citizens & Northern Corp.	3,102	63,994
City Holding Co.	3,854	178,556

229

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

City National Corp.	12,340	$977,575
CNB Financial Corp.	3,316	63,004
CoBiz Financial Inc.	9,076	108,549
Columbia Banking System Inc.	13,930	383,214
Comerica Inc.	48,615	2,311,157
Commerce Bancshares Inc.	21,126	948,769
Community Bank System Inc.	10,417	413,347
Community Trust Bancorp Inc.	3,709	167,498
CommunityOne Bancorp.[a,b]	2,681	34,183
ConnectOne Bancorp Inc.[a]	414	16,407
CU Bancorp[a]	2,497	43,648
Cullen/Frost Bankers Inc.	13,610	1,012,992
Customers Bancorp Inc.[a]	5,192	106,228
CVB Financial Corp.	23,131	394,846
Eagle Bancorp Inc.[a]	5,639	172,723
East West Bancorp Inc.	35,564	1,243,673
Enterprise Bancorp Inc.	1,560	33,025
Enterprise Financial Services Corp.	4,719	96,362
F.N.B. Corp.	42,423	535,378
Farmers Capital Bank Corp.[a]	1,954	42,500
Fidelity Southern Corp.	2,679	44,498
Fifth Third Bancorp	228,660	4,808,720
Financial Institutions Inc.	3,603	89,030
First Bancorp (North Carolina)	3,884	64,552
First BanCorp (Puerto Rico)[a]	18,481	114,397
First Bancorp Inc. (Maine)	2,212	38,533
First Busey Corp.	19,476	112,961
First Citizens BancShares Inc. Class A	1,974	439,472
First Commonwealth Financial Corp.	27,554	243,026
First Community Bancshares Inc.	4,699	78,473
First Connecticut Bancorp Inc.	4,632	74,668
First Financial Bancorp	15,414	268,666
First Financial Bankshares Inc.	8,217	544,951
First Financial Corp.	2,972	108,656
First Financial Holdings Inc.	6,311	419,745
First Horizon National Corp.	63,019	734,171
First Interstate BancSystem Inc.	4,244	120,402
First Merchants Corp.	10,968	249,632
First Midwest Bancorp Inc.	19,743	346,095
First NBC Bank Holding Co.[a]	1,080	34,884
First Niagara Financial Group Inc.	92,300	980,226
First of Long Island Corp. (The)	2,063	88,441
First Republic Bank	30,421	1,592,539
First Security Group Inc.[a]	16,344	37,591
FirstMerit Corp.	43,077	957,602
Flushing Financial Corp.	8,035	166,324
Fulton Financial Corp.	50,221	656,891
German American Bancorp Inc.	3,326	94,791
Glacier Bancorp Inc.	18,763	558,950
Great Southern Bancorp Inc.	2,756	83,810
Guaranty Bancorp[b]	4,010	56,341
Hampton Roads Bankshares Inc.[a]	8,816	15,428
Hancock Holding Co.	22,216	814,883
Hanmi Financial Corp.	8,120	177,747
Heartland Financial USA Inc.	3,827	110,179
Heritage Commerce Corp.	5,293	43,614
Heritage Financial Corp.	4,005	68,526
Heritage Oaks Bancorp[a]	5,242	39,315
Home Bancshares Inc.	11,560	431,766
Home Federal Bancorp Inc.	3,946	58,795
HomeTrust Bancshares Inc.[a]	5,808	92,870
Horizon Bancorp	1,741	44,100
Hudson Valley Holding Corp.	3,999	81,380
Huntington Bancshares Inc.	219,245	2,115,714
IBERIABANK Corp.	7,790	489,601

Security	Shares	Value

Independent Bank Corp. (Massachusetts)	6,024	$236,081
Independent Bank Group Inc.	990	49,163
International Bancshares Corp.	13,983	369,011
Intervest Bancshares Corp.[a,b]	4,698	35,282
Investors Bancorp Inc.	13,267	339,370
KeyCorp	240,628	3,229,228
Lakeland Bancorp Inc.	8,208	101,533
Lakeland Financial Corp.	4,245	165,555
LCNB Corp.	1,616	28,878
M&T Bank Corp.	33,684	3,921,491
Macatawa Bank Corp.[a,b]	6,175	30,875
MainSource Financial Group Inc.	5,532	99,742
MB Financial Inc.	14,379	461,422
Mercantile Bank Corp.	2,222	47,951
Merchants Bancshares Inc.	1,309	43,852
Metro Bancorp Inc.[a]	3,857	83,080
MetroCorp Bancshares Inc.	4,126	62,179
Middleburg Financial Corp.	1,355	24,444
MidSouth Bancorp Inc.	2,176	38,863
MidWestOne Financial Group Inc.	1,813	49,314
National Bank Holdings Corp. Class A	13,665	292,431
National Bankshares Inc.[b]	1,806	66,623
National Penn Bancshares Inc.	29,878	338,518
NBT Bancorp Inc.	11,372	294,535
NewBridge Bancorp[a]	6,623	49,673
Northrim BanCorp Inc.	1,741	45,684
OFG Bancorp	11,911	206,537
Old National Bancorp	26,998	414,959
OmniAmerican Bancorp Inc.[a]	3,010	64,354
Pacific Continental Corp.	4,756	75,811
Pacific Premier Bancorp Inc.[a]	4,025	63,353
PacWest Bancorp	9,692	409,196
Palmetto Bancshares Inc.[a]	1,149	14,891
Park National Corp.	2,962	251,977
Park Sterling Corp.	11,456	81,796
Peapack-Gladstone Financial Corp.	2,894	55,275
Penns Woods Bancorp Inc.	984	50,184
Peoples Bancorp Inc.	2,741	61,700
Pinnacle Financial Partners Inc.	9,108	296,283
PNC Financial Services Group Inc. (The)[c]	139,004	10,783,930
Popular Inc.[a]	26,994	775,538
Preferred Bank[a]	3,070	61,553
PrivateBancorp Inc.	16,301	471,588
Prosperity Bancshares Inc.	15,747	998,202
Regions Financial Corp.	369,491	3,654,266
Renasant Corp.	8,051	253,284
Republic Bancorp Inc. Class A	2,612	64,098
S&T Bancorp Inc.	7,617	192,786
S.Y. Bancorp Inc.	3,078	98,250
Sandy Spring Bancorp Inc.	6,458	182,051
Seacoast Banking Corp. of Florida[a]	3,726	45,457
Sierra Bancorp	3,038	48,881
Signature Bank[a]	12,385	1,330,397
Simmons First National Corp. Class A	4,502	167,249
Southside Bancshares Inc.	4,712	128,826
Southwest Bancorp Inc.[a]	4,979	79,266
State Bank Financial Corp.	8,414	153,051
Stellar One Corp.	6,126	147,453
Sterling Bancorp	20,476	273,764
Sterling Financial Corp.	8,875	302,460
Suffolk Bancorp[a]	2,556	53,165
Sun Bancorp Inc. (New Jersey)[a,b]	9,998	35,193
SunTrust Banks Inc.	141,175	5,196,652
Susquehanna Bancshares Inc.	49,150	631,086
SVB Financial Group[a]	11,650	1,221,619

230

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

Synovus Financial Corp.	255,681	$920,452
Taylor Capital Group Inc.[a,b]	4,225	112,300
TCF Financial Corp.	42,408	689,130
Texas Capital Bancshares Inc.[a,b]	10,564	657,081
Tompkins Financial Corp.	3,790	194,768
TowneBank	6,969	107,253
TriCo Bancshares	4,158	117,962
Tristate Capital Holdings Inc.[a]	1,735	20,577
Trustmark Corp.	16,961	455,233
U.S. Bancorp	483,789	19,545,076
UMB Financial Corp.	9,328	599,604
Umpqua Holdings Corp.	29,290	560,611
Union First Market Bankshares Corp.	5,508	136,653
United Bankshares Inc.	8,668	272,609
United Community Banks Inc.[a]	10,451	185,505
Univest Corp. of Pennsylvania	4,584	94,797
Valley National Bancorp	51,664	522,840
VantageSouth Bancshares Inc.[a]	787	4,147
ViewPoint Financial Group	10,470	287,401
Virginia Commerce Bancorp Inc.[a]	7,019	119,253
Washington Banking Co.	4,155	73,668
Washington Trust Bancorp Inc.	3,824	142,329
Webster Financial Corp.	23,584	735,349
Wells Fargo & Co.	1,262,154	57,301,792
WesBanco Inc.	6,795	217,440
West Bancorporation Inc.	3,985	63,043
Westamerica Bancorp	7,227	408,036
Western Alliance Bancorp[a,b]	19,424	463,457
Wilshire Bancorp Inc.	15,858	173,328
Wintrust Financial Corp.	9,551	440,492
Yadkin Financial Corp.[a]	3,773	64,292
Zions Bancorp	48,300	1,447,068

		172,799,745
COMMERCIAL SERVICES & SUPPLIES — 0.59%
ABM Industries Inc.	14,020	400,832
ACCO Brands Corp.[a,b]	29,558	198,630
Acorn Energy Inc.	4,737	19,280
ADT Corp. (The)	53,461	2,163,567
ARC Document Solutions Inc.[a]	9,548	78,485
Brink’s Co. (The)	12,459	425,350
Casella Waste Systems Inc. Class Aa	9,762	56,620
CECO Environmental Corp.	3,554	57,468
Cenveo Inc.[a,b]	14,083	48,445
Cintas Corp.	27,231	1,622,695
Clean Harbors Inc.[a,b]	15,809	947,908
CompX International Inc.	268	3,773
Consolidated Graphics Inc.[a]	2,054	138,522
Copart Inc.[a]	29,210	1,070,546
Courier Corp.	2,293	41,480
Covanta Holding Corp.	28,464	505,236
Deluxe Corp.	13,394	699,033
EnerNOC Inc.[a,b]	6,568	113,035
Ennis Inc.	6,922	122,519
G&K Services Inc. Class A	4,901	304,989
Healthcare Services Group Inc.	17,591	499,057
Heritage-Crystal Clean Inc.[a,b]	2,015	41,287
Herman Miller Inc.	15,334	452,660
HNI Corp.	11,900	462,077
InnerWorkings Inc.[a,b]	11,602	90,380
Interface Inc.	15,395	338,074
Intersections Inc.	2,310	17,995
Iron Mountain Inc.	44,345	1,345,871
KAR Auction Services Inc.	19,822	585,740

Security	Shares	Value

Kimball International Inc. Class B	8,598	$129,228
Knoll Inc.	12,566	230,083
McGrath RentCorp	6,560	261,088
Mine Safety Appliances Co.	7,175	367,432
Mobile Mini Inc.[a]	9,987	411,265
Multi-Color Corp.	3,598	135,788
NL Industries Inc.	1,746	19,520
Performant Financial Corp.[a]	5,842	60,173
Pitney Bowes Inc.	52,680	1,227,444
Quad Graphics Inc.	6,715	182,849
R.R. Donnelley & Sons Co.	47,139	955,979
Republic Services Inc.	70,660	2,345,912
Rollins Inc.	16,753	507,448
Schawk Inc.	3,015	44,833
SP Plus Corp.[a,b]	4,053	105,540
Steelcase Inc. Class A	22,080	350,189
Stericycle Inc.[a]	22,465	2,609,759
Swisher Hygiene Inc.[a]	29,546	15,190
Team Inc.[a,b]	5,194	219,914
Tetra Tech Inc.[a]	16,615	464,888
TRC Companies Inc.[a,b]	3,942	28,146
UniFirst Corp.	3,814	408,098
United Stationers Inc.	10,660	489,187
US Ecology Inc.	4,867	181,004
Viad Corp.	5,196	144,345
Waste Connections Inc.	32,380	1,412,739
Waste Management Inc.	122,078	5,477,640
West Corp.	5,594	143,822

		31,781,057
COMMUNICATIONS EQUIPMENT — 1.63%
ADTRAN Inc.	15,508	418,871
Alliance Fiber Optic Products Inc.	3,037	45,707
Anaren Inc.[a,b]	3,663	102,527
ARRIS Group Inc.[a,b]	29,547	719,913
Aruba Networks Inc.[a,b]	29,295	524,380
Aviat Networks Inc.[a]	15,582	35,215
Bel Fuse Inc. Class B	2,887	61,522
Black Box Corp.	4,626	137,855
Brocade Communications Systems Inc.[a]	115,978	1,028,725
CalAmp Corp.[a]	8,921	249,520
Calix Inc.[a,b]	10,453	100,767
Ciena Corp.[a,b]	26,031	622,922
Cisco Systems Inc.	1,397,475	31,373,314
CommScope Holding Co. Inc.[a]	10,923	206,663
Comtech Telecommunications Corp.	4,722	148,837
Digi International Inc.[a]	6,860	83,143
EchoStar Corp. Class Aa	11,646	579,039
Emulex Corp.[a]	22,886	163,864
Extreme Networks Inc.[a]	24,573	172,011
F5 Networks Inc.[a]	20,533	1,865,628
Finisar Corp.[a,b]	23,845	570,372
Harmonic Inc.[a,b]	26,589	196,227
Harris Corp.	28,622	1,998,102
Infinera Corp.[a,b]	28,696	280,647
InterDigital Inc.	10,757	317,224
Ixia[a]	14,755	196,389
JDS Uniphase Corp.[a]	60,603	786,627
Juniper Networks Inc.[a]	132,314	2,986,327
KVH Industries Inc.[a]	3,834	49,957
Motorola Solutions Inc.	63,315	4,273,762
NETGEAR Inc.[a,b]	9,924	326,897
Numerex Corp. Class Aa	2,817	36,480
Oplink Communications Inc.[a]	5,008	93,149

231

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

Palo Alto Networks Inc.[a,b]	8,722	$501,253
ParkerVision Inc.[a,b]	19,914	90,609
PCTEL Inc.	4,873	46,635
Plantronics Inc.	11,071	514,248
Polycom Inc.[a,b]	44,142	495,715
Procera Networks Inc.[a,b]	4,989	74,935
QUALCOMM Inc.	451,784	33,544,962
Riverbed Technology Inc.[a,b]	42,801	773,842
Ruckus Wireless Inc.[a]	11,411	162,036
ShoreTel Inc.[a]	12,872	119,452
Sonus Networks Inc.[a,b]	55,439	174,633
TESSCO Technologies Inc.	1,358	54,755
Ubiquiti Networks Inc.[a]	2,785	127,999
ViaSat Inc.[a,b]	10,378	650,182
Westell Technologies Inc. Class Aa,b	13,686	55,428

		88,139,267
COMPUTERS & PERIPHERALS — 3.44%
3D Systems Corp.[a,b]	26,306	2,444,617
Apple Inc.	245,350	137,668,338
Avid Technology Inc.[a]	7,964	64,907
Cray Inc.[a,b]	9,656	265,154
Datalink Corp.[a]	4,002	43,622
Diebold Inc.	16,510	544,995
Electronics For Imaging Inc.[a]	12,133	469,911
EMC Corp.	550,909	13,855,361
Fusion-io Inc.[a,b]	19,852	176,881
Hewlett-Packard Co.	507,443	14,198,255
Hutchinson Technology Inc.[a]	6,097	19,510
Imation Corp.[a]	8,238	38,554
Immersion Corp.[a,b]	7,253	75,286
Lexmark International Inc. Class A	16,486	585,583
NCR Corp.[a]	42,981	1,463,933
NetApp Inc.	88,785	3,652,615
QLogic Corp.[a]	22,659	268,056
Quantum Corp.[a]	61,464	73,757
SanDisk Corp.	59,121	4,170,395
Silicon Graphics International Corp.[a,b]	8,553	114,696
Stratasys Ltd.[a,b]	9,247	1,245,571
Super Micro Computer Inc.[a]	7,666	131,549
Western Digital Corp.	55,187	4,630,189

		186,201,735
CONSTRUCTION & ENGINEERING — 0.30%
AECOM Technology Corp.[a]	27,226	801,261
Aegion Corp.[a,b]	10,388	227,393
Ameresco Inc. Class Aa,b	5,237	50,589
Argan Inc.	3,176	87,531
Chicago Bridge & Iron Co. NV	26,302	2,186,748
Comfort Systems USA Inc.	9,710	188,277
Dycom Industries Inc.[a]	8,796	244,441
EMCOR Group Inc.	17,545	744,610
Fluor Corp.	42,616	3,421,639
Furmanite Corp.[a]	9,532	101,230
Granite Construction Inc.	10,133	354,452
Great Lakes Dredge & Dock Corp.[a]	15,652	143,998
Jacobs Engineering Group Inc.[a]	33,933	2,137,440
KBR Inc.	38,998	1,243,646
Layne Christensen Co.[a]	5,178	88,440
MasTec Inc.[a,b]	15,540	508,469
MYR Group Inc.[a,b]	5,466	137,087
Northwest Pipe Co.[a]	2,594	97,950
Orion Marine Group Inc.[a]	6,925	83,308

Security	Shares	Value

Pike Corp.[a]	6,787	$71,739
Primoris Services Corp.	9,477	295,019
Quanta Services Inc.[a]	54,232	1,711,562
Sterling Construction Co. Inc.[a,b]	4,185	49,090
Tutor Perini Corp.[a]	9,428	247,956
URS Corp.	19,862	1,052,487

		16,276,362
CONSTRUCTION MATERIALS — 0.09%
Eagle Materials Inc.	12,789	990,252
Headwaters Inc.[a,b]	19,144	187,420
Martin Marietta Materials Inc.	12,078	1,207,075
Texas Industries Inc.[a]	5,560	382,417
United States Lime & Minerals Inc.[a]	387	23,673
US Concrete Inc.[a,b]	3,551	80,359
Vulcan Materials Co.	34,019	2,021,409

		4,892,605
CONSUMER FINANCE — 0.88%
American Express Co.	247,797	22,482,622
Capital One Financial Corp.	153,312	11,745,232
Cash America International Inc.	7,700	294,910
Consumer Portfolio Services Inc.[a]	4,477	42,039
Credit Acceptance Corp.[a]	1,809	235,152
DFC Global Corp.[a,b]	11,544	132,179
Discover Financial Services	128,213	7,173,517
Encore Capital Group Inc.[a,b]	6,166	309,903
EZCORP Inc. Class A NVS[a]	12,586	147,130
First Cash Financial Services Inc.[a,b]	7,535	465,964
First Marblehead Corp. (The)[a]	1,438	10,627
Green Dot Corp. Class Aa,b	6,228	156,634
Imperial Holdings Inc.[a]	4,543	29,711
Nelnet Inc. Class A	6,195	261,057
Nicholas Financial Inc.	2,777	43,710
Portfolio Recovery Associates Inc.[a,b]	13,027	688,347
Regional Management Corp.[a]	1,237	41,972
SLM Corp.	116,150	3,052,422
Springleaf Holdings Inc.[a]	6,344	160,376
World Acceptance Corp.[a,b]	2,399	209,985

		47,683,489
CONTAINERS & PACKAGING — 0.35%
AEP Industries Inc.[a]	1,090	57,585
AptarGroup Inc.	17,511	1,187,421
Avery Dennison Corp.	26,064	1,308,152
Ball Corp.	38,908	2,009,987
Bemis Co. Inc.	27,136	1,111,491
Berry Plastics Group Inc.[a]	14,490	344,717
Crown Holdings Inc.[a]	37,564	1,674,228
Graphic Packaging Holding Co.[a]	54,869	526,742
Greif Inc. Class A	8,153	427,217
MeadWestvaco Corp.	45,665	1,686,408
Myers Industries Inc.	6,978	147,375
Owens-Illinois Inc.[a]	42,808	1,531,670
Packaging Corp. of America	25,710	1,626,929
Rock-Tenn Co. Class A	18,795	1,973,663
Sealed Air Corp.	51,540	1,754,937
Silgan Holdings Inc.	11,537	554,007
Sonoco Products Co.	26,449	1,103,452
UFP Technologies Inc.[a]	1,384	34,905

		19,060,886

232

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

DISTRIBUTORS — 0.13%
Core-Mark Holding Co. Inc.	3,004	$228,094
Genuine Parts Co.	40,474	3,367,032
LKQ Corp.[a]	77,409	2,546,756
Pool Corp.	12,469	724,947
VOXX International Corp.[a]	4,671	78,006
Weyco Group Inc.	1,728	50,855

		6,995,690
DIVERSIFIED CONSUMER SERVICES — 0.19%
American Public Education Inc.[a,b]	4,803	208,786
Apollo Education Group Inc. Class Aa	25,267	690,294
Ascent Media Corp. Class Aa,b	3,740	319,994
Bridgepoint Education Inc.[a]	4,601	81,484
Bright Horizons Family Solutions Inc.[a]	3,081	113,196
Capella Education Co.	2,893	192,211
Career Education Corp.[a,b]	13,378	76,255
Carriage Services Inc.	4,142	80,893
Corinthian Colleges Inc.[a,b]	19,955	35,520
DeVry Education Group Inc.	16,325	579,537
Education Management Corp.[a]	6,947	70,095
Graham Holdings Co. Class B	1,120	742,918
Grand Canyon Education Inc.[a,b]	11,858	517,009
H&R Block Inc.	71,089	2,064,425
Hillenbrand Inc.	14,464	425,531
Houghton Mifflin Harcourt Co.[a]	5,508	93,416
ITT Educational Services Inc.[a,b]	6,251	209,909
JTH Holding Inc. Class Aa	1,180	28,674
K12 Inc.[a]	6,975	151,706
LifeLock Inc.[a,b]	15,844	260,000
Lincoln Educational Services Corp.	5,810	28,934
Mac-Gray Corp.	3,038	64,497
Matthews International Corp. Class A	7,443	317,146
Regis Corp.	12,446	180,591
Service Corp. International	55,369	1,003,840
Sotheby’s	17,722	942,810
Steiner Leisure Ltd.[a]	3,996	196,563
Strayer Education Inc.	3,080	106,168
Universal Technical Institute Inc.	5,622	78,202
Weight Watchers International Inc.[b]	6,950	228,864

		10,089,468
DIVERSIFIED FINANCIAL SERVICES — 4.25%
Bank of America Corp.	2,818,447	43,883,220
Berkshire Hathaway Inc. Class Ba	470,475	55,779,516
California First National Bancorp	585	8,833
CBOE Holdings Inc.	22,666	1,177,725
Citigroup Inc.	795,551	41,456,163
CME Group Inc.	82,910	6,505,119
GAIN Capital Holdings Inc.	3,931	29,522
ING U.S. Inc.	19,594	688,729
Interactive Brokers Group Inc. Class A	12,279	298,871
IntercontinentalExchange Group Inc.	29,880	6,720,610
J.P. Morgan Chase & Co.	988,090	57,783,503
Leucadia National Corp.	77,329	2,191,504
MarketAxess Holdings Inc.	9,594	641,551
Marlin Business Services Corp.	2,182	54,986
McGraw Hill Financial Inc.	71,632	5,601,622
Moody’s Corp.	50,837	3,989,179
MSCI Inc. Class Aa	31,951	1,396,898
NASDAQ OMX Group Inc. (The)	29,147	1,160,051

Security	Shares	Value

NewStar Financial Inc.[a]	6,830	$121,369
PHH Corp.[a]	14,791	360,161
PICO Holdings Inc.[a]	5,973	138,036
Resource America Inc. Class A	3,148	29,465

		230,016,633
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.83%
8x8 Inc.[a,b]	18,567	188,641
AT&T Inc.	1,406,516	49,453,103
Atlantic Tele-Network Inc.	2,295	129,828
Cbeyond Inc.[a,b]	7,098	48,976
CenturyLink Inc.	159,229	5,071,444
Cincinnati Bell Inc.[a]	51,417	183,045
Cogent Communications Group Inc.	12,334	498,417
Consolidated Communications Holdings Inc.	10,505	206,213
Fairpoint Communications Inc.[a,b]	5,584	63,155
Frontier Communications Corp.[b]	262,019	1,218,388
General Communication Inc. Class Aa	9,626	107,330
Hawaiian Telcom Holdco Inc.[a,b]	2,729	80,151
Hickory Tech Corp.	3,504	44,956
IDT Corp. Class B	3,953	70,640
inContact Inc.[a,b]	14,527	113,456
Inteliquent Inc.	7,776	88,802
Intelsat SAa,b	5,853	131,927
Iridium Communications Inc.[a,b]	16,767	104,961
Level 3 Communications Inc.[a]	42,749	1,417,984
Lumos Networks Corp.	3,856	80,976
magicJack VocalTec Ltd.[a,b]	3,955	47,144
ORBCOMM Inc.[a]	9,885	62,671
Premiere Global Services Inc.[a]	13,038	151,110
Straight Path Communications Inc. Class Ba	1,976	16,183
Towerstream Corp.[a,b]	12,522	37,065
tw telecom inc.[a]	39,461	1,202,377
Verizon Communications Inc.	748,044	36,758,882
Vonage Holdings Corp.[a]	36,714	122,258
Windstream Holdings Inc.[b]	154,484	1,232,782

		98,932,865
ELECTRIC UTILITIES — 1.49%
ALLETE Inc.	11,356	566,437
American Electric Power Co. Inc.	127,074	5,939,439
Cleco Corp.	15,964	744,242
Duke Energy Corp.	185,103	12,773,958
Edison International	85,057	3,938,139
El Paso Electric Co.	10,518	369,287
Empire District Electric Co. (The)	11,029	250,248
Entergy Corp.	46,233	2,925,162
Exelon Corp.	225,235	6,169,187
FirstEnergy Corp.	109,344	3,606,165
Great Plains Energy Inc.	40,179	973,939
Hawaiian Electric Industries Inc.	25,421	662,471
IDACORP Inc.	13,055	676,771
ITC Holdings Corp.	13,521	1,295,582
MGE Energy Inc.	6,048	350,179
NextEra Energy Inc.	110,798	9,486,525
Northeast Utilities	81,988	3,475,471
NRG Yield Inc. Class Ab	5,870	234,859
OGE Energy Corp.	52,108	1,766,461
Otter Tail Corp.	9,584	280,524
Pepco Holdings Inc.	65,587	1,254,679
Pinnacle West Capital Corp.	28,993	1,534,310
PNM Resources Inc.	20,912	504,397
Portland General Electric Co.	19,837	599,077

233

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

PPL Corp.	165,121	$4,968,491
Southern Co. (The)	228,671	9,400,665
UIL Holdings Corp.	15,256	591,170
Unitil Corp.	3,657	111,502
UNS Energy Corp.	10,581	633,273
Westar Energy Inc.	33,560	1,079,625
Xcel Energy Inc.	129,992	3,631,977

		80,794,212
ELECTRICAL EQUIPMENT — 0.82%
Acuity Brands Inc.	11,074	1,210,610
American Superconductor Corp.[a]	10,151	16,648
AMETEK Inc.	63,589	3,349,233
AZZ Inc.	6,625	323,697
Babcock & Wilcox Co. (The)	29,332	1,002,861
Brady Corp. Class A	11,941	369,335
Capstone Turbine Corp.[a,b]	78,360	101,084
Coleman Cable Inc.	2,123	55,665
Eaton Corp. PLC	123,371	9,391,000
Emerson Electric Co.	187,582	13,164,505
Encore Wire Corp.	5,443	295,011
EnerSys Inc.	12,575	881,382
Enphase Energy Inc.[a,b]	2,093	13,270
Franklin Electric Co. Inc.	12,364	551,929
FuelCell Energy Inc.[a,b]	38,878	54,818
Generac Holdings Inc.	13,493	764,243
General Cable Corp.	12,978	381,683
Global Power Equipment Group Inc.	4,573	89,494
GrafTech International Ltd.[a,b]	30,910	347,119
Hubbell Inc. Class B	15,557	1,694,157
II-VI Inc.[a]	13,790	242,704
LSI Industries Inc.	4,988	43,246
Polypore International Inc.[a,b]	12,127	471,740
Powell Industries Inc.	2,303	154,278
Power Solutions International Inc.[a,b]	545	40,929
PowerSecure International Inc.[a,b]	4,951	85,009
Preformed Line Products Co.	675	49,383
Regal Beloit Corp.	11,758	866,800
Revolution Lighting Technologies Inc.[a,b]	7,760	26,578
Rockwell Automation Inc.	36,481	4,310,595
Roper Industries Inc.	25,845	3,584,185
Solarcity Corp.[a]	5,880	334,102
Thermon Group Holdings Inc.[a,b]	7,066	193,114
Vicor Corp.[a]	5,013	67,274

		44,527,681
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.63%
Aeroflex Holding Corp.[a]	5,068	32,942
Agilysys Inc.[a]	3,832	53,341
Amphenol Corp. Class A	41,803	3,727,992
Anixter International Inc.	7,044	632,833
Arrow Electronics Inc.[a]	27,440	1,488,620
Audience Inc.[a]	1,649	19,194
Avnet Inc.	35,858	1,581,696
AVX Corp.	12,651	176,228
Badger Meter Inc.	3,813	207,809
Belden Inc.	11,384	802,003
Benchmark Electronics Inc.[a]	15,005	346,315
CDW Corp	6,966	162,726
Checkpoint Systems Inc.[a,b]	10,637	167,745
Cognex Corp.	22,353	853,438
Coherent Inc.[a]	6,143	456,978
Corning Inc.	385,622	6,871,784

Security	Shares	Value

CTS Corp.	8,813	$175,467
Daktronics Inc.	9,531	149,446
Dolby Laboratories Inc. Class Aa	11,780	454,237
DTS Inc.[a,b]	4,791	114,888
Electro Rent Corp.	5,018	92,933
Electro Scientific Industries Inc.	6,062	63,409
Fabrinet[a]	6,998	143,879
FARO Technologies Inc.[a]	4,501	262,408
FEI Co.	10,904	974,381
FLIR Systems Inc.	37,096	1,116,590
GSI Group Inc.[a]	7,677	86,289
Ingram Micro Inc. Class Aa	39,938	936,945
Insight Enterprises Inc.[a]	11,606	263,572
InvenSense Inc.[a,b]	14,824	308,043
IPG Photonics Corp.[a,b]	8,411	652,778
Itron Inc.[a,b]	10,501	435,056
Jabil Circuit Inc.	52,959	923,605
Kemet Corp.[a]	11,727	66,140
Littelfuse Inc.	5,690	528,772
Maxwell Technologies Inc.[a,b]	7,821	60,769
Measurement Specialties Inc.[a,b]	3,945	239,422
Mercury Systems Inc.[a]	8,018	87,797
Mesa Laboratories Inc.	727	57,128
Methode Electronics Inc.	9,882	337,866
MTS Systems Corp.	4,171	297,184
Multi-Fineline Electronix Inc.[a]	2,270	31,530
National Instruments Corp.	24,574	786,859
Neonode Inc.[a,b]	5,915	37,383
Newport Corp.[a]	10,049	181,585
OSI Systems Inc.[a]	5,156	273,835
Park Electrochemical Corp.	5,510	158,247
PC Connection Inc.	2,330	57,901
Plexus Corp.[a,b]	9,102	394,026
RadiSys Corp.[a]	6,006	13,754
RealD Inc.[a,b]	11,558	98,705
Richardson Electronics Ltd.	3,238	36,784
Rofin-Sinar Technologies Inc.[a,b]	7,487	202,299
Rogers Corp.[a]	4,213	259,100
Sanmina Corp.[a,b]	21,480	358,716
ScanSource Inc.[a]	7,171	304,266
Speed Commerce Inc.[a,b]	10,493	49,002
SYNNEX Corp.[a]	6,882	463,847
Tech Data Corp.[a]	9,871	509,344
Trimble Navigation Ltd.[a]	66,514	2,308,036
TTM Technologies Inc.[a]	13,990	120,034
Uni-Pixel Inc.[a,b]	2,667	26,697
Universal Display Corp.[a,b]	10,456	359,268
Viasystems Group Inc.[a]	1,015	13,885
Vishay Intertechnology Inc.[a]	34,547	458,093
Vishay Precision Group Inc.[a]	3,128	46,576
Zygo Corp.[a]	4,236	62,608

		34,023,028
ENERGY EQUIPMENT & SERVICES — 1.73%
Atwood Oceanics Inc.[a]	14,904	795,725
Baker Hughes Inc.	115,529	6,384,133
Basic Energy Services Inc.[a,b]	8,057	127,139
Bolt Technology Corp.	2,217	48,796
Bristow Group Inc.	9,421	707,140
C&J Energy Services Inc.[a,b]	11,688	269,993
Cal Dive International Inc.[a,b]	24,434	49,112
Cameron International Corp.[a]	64,819	3,858,675
CARBO Ceramics Inc.	5,128	597,566
Dawson Geophysical Co.[a]	2,023	68,418

234

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

Diamond Offshore Drilling Inc.	17,809	$1,013,688
Dresser-Rand Group Inc.[a]	19,827	1,182,284
Dril-Quip Inc.[a]	10,596	1,164,818
ERA Group Inc.[a,b]	5,577	172,106
Exterran Holdings Inc.[a,b]	15,017	513,581
FMC Technologies Inc.[a]	61,970	3,235,454
Forum Energy Technologies Inc.[a,b]	10,324	291,756
Frank’s International NV	8,987	242,649
Geospace Technologies Corp.[a]	3,308	313,698
Global Geophysical Services Inc.[a]	5,129	8,258
Gulf Island Fabrication Inc.	3,809	88,445
GulfMark Offshore Inc. Class A	7,003	330,051
Halliburton Co.	221,562	11,244,271
Helix Energy Solutions Group Inc.[a]	27,722	642,596
Helmerich & Payne Inc.	24,736	2,079,803
Hercules Offshore Inc.[a,b]	41,474	270,825
Hornbeck Offshore Services Inc.[a,b]	9,184	452,128
ION Geophysical Corp.[a,b]	34,928	115,262
Key Energy Services Inc.[a,b]	39,488	311,955
Matrix Service Co.[a]	6,746	165,075
McDermott International Inc.[a]	61,722	565,374
Mitcham Industries Inc.[a]	3,249	57,540
Nabors Industries Ltd.	76,197	1,294,587
National Oilwell Varco Inc.	112,292	8,930,583
Natural Gas Services Group Inc.[a]	3,107	85,660
Newpark Resources Inc.[a,b]	23,575	289,737
Nuverra Environmental Solutions Inc.[a,b]	3,520	59,101
Oceaneering International Inc.	28,249	2,228,281
Oil States International Inc.[a]	14,410	1,465,785
Parker Drilling Co.[a,b]	31,331	254,721
Patterson-UTI Energy Inc.	37,887	959,299
PHI Inc.[a,b]	3,551	154,113
Pioneer Energy Services Corp.[a]	16,013	128,264
RigNet Inc.[a,b]	3,195	153,136
Rowan Companies PLC Class Aa	32,541	1,150,650
RPC Inc.	16,017	285,903
Schlumberger Ltd.	347,623	31,324,309
SEACOR Holdings Inc.[a]	5,203	474,514
Seadrill Ltd.[b]	92,342	3,793,409
Superior Energy Services Inc.[a]	41,355	1,100,457
Tesco Corp.[a]	7,969	157,627
TETRA Technologies Inc.[a,b]	20,579	254,356
TGC Industries Inc.	4,023	29,368
Tidewater Inc.	12,919	765,709
Unit Corp.[a]	12,717	656,452
Vantage Drilling Co.[a,b]	50,232	92,427
Willbros Group Inc.[a]	10,000	94,200

		93,550,962
FOOD & STAPLES RETAILING — 2.02%
Andersons Inc. (The)	4,863	433,634
Arden Group Inc. Class A	251	31,754
Casey’s General Stores Inc.	9,977	700,884
Chefs’ Warehouse Inc. (The)[a,b]	5,904	172,161
Costco Wholesale Corp.	114,429	13,618,195
CVS Caremark Corp.	320,206	22,917,143
Fairway Group Holdings Corp.[a,b]	4,087	74,056
Fresh Market Inc. (The)[a,b]	10,737	434,849
Harris Teeter Supermarkets Inc.	12,912	637,207
Ingles Markets Inc. Class A	3,195	86,585
Kroger Co. (The)	135,922	5,372,997
Natural Grocers by Vitamin Cottage Inc.[a,b]	1,958	83,117
Pantry Inc. (The)[a]	6,131	102,878
PriceSmart Inc.	4,781	552,397

Security	Shares	Value

Rite Aid Corp.[a]	190,863	$965,767
Roundy’s Inc.	5,466	53,895
Safeway Inc.	63,188	2,058,033
Spartan Stores Inc.	9,595	232,967
Sprouts Farmers Market Inc.[a]	5,285	203,103
SUPERVALU Inc.[a]	55,486	404,493
Susser Holdings Corp.[a,b]	4,732	309,899
Sysco Corp.	155,140	5,600,554
United Natural Foods Inc.[a,b]	12,829	967,178
Village Super Market Inc. Class A	1,348	41,801
Wal-Mart Stores Inc.	421,070	33,133,998
Walgreen Co.	248,446	14,270,738
Weis Markets Inc.	2,918	153,370
Whole Foods Market Inc.	97,010	5,610,088

		109,223,741
FOOD PRODUCTS — 1.60%
Alico Inc.	928	36,071
Annie’s Inc.[a,b]	3,608	155,288
Archer-Daniels-Midland Co.	172,321	7,478,731
B&G Foods Inc. Class A	13,737	465,822
Boulder Brands Inc.[a,b]	15,452	245,069
Bunge Ltd.	38,408	3,153,681
Cal-Maine Foods Inc.	3,841	231,343
Calavo Growers Inc.	3,018	91,325
Campbell Soup Co.	45,878	1,985,600
Chiquita Brands International Inc.[a]	11,778	137,803
ConAgra Foods Inc.	108,688	3,662,786
Darling International Inc.[a,b]	41,496	866,436
Dean Foods Co.[a]	26,167	449,811
Diamond Foods Inc.[a]	5,765	148,968
Farmer Bros. Co.[a,b]	1,767	41,100
Flowers Foods Inc.	44,029	945,303
Fresh Del Monte Produce Inc.[b]	9,956	281,755
General Mills Inc.	169,357	8,452,608
Green Mountain Coffee Roasters Inc.[a,b]	39,010	2,948,376
Griffin Land & Nurseries Inc.	797	26,604
Hain Celestial Group Inc.[a]	10,017	909,343
Hershey Co. (The)	39,155	3,807,041
Hillshire Brands Co.	32,181	1,076,133
Hormel Foods Corp.	35,291	1,594,094
Ingredion Inc.	20,139	1,378,716
Inventure Foods Inc.[a]	3,526	46,755
J&J Snack Foods Corp.	3,884	344,083
J.M. Smucker Co. (The)	28,066	2,908,199
John B. Sanfilippo & Son Inc.	2,077	51,260
Kellogg Co.	67,877	4,145,248
Kraft Foods Group Inc.	156,225	8,423,652
Lancaster Colony Corp.	4,841	426,734
Lifeway Foods Inc.	1,150	18,377
Limoneira Co.	2,037	54,164
McCormick & Co. Inc. NVS	34,460	2,374,983
Mead Johnson Nutrition Co. Class A	52,919	4,432,495
Mondelez International Inc. Class A	467,726	16,510,728
Omega Protein Corp.[a]	4,961	60,971
Pilgrim’s Pride Corp.[a,b]	15,699	255,109
Pinnacle Foods Inc.	8,747	240,193
Post Holdings Inc.[a]	8,563	421,899
Sanderson Farms Inc.	5,995	433,618
Seaboard Corp.	73	204,033
Seneca Foods Corp. Class Aa	2,315	73,825
Snyders-Lance Inc.	12,578	361,240
Tootsie Roll Industries Inc.	5,098	165,889
TreeHouse Foods Inc.[a]	9,465	652,328

235

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

Tyson Foods Inc. Class A	73,225	$2,450,108
WhiteWave Foods Co. Class Aa	36,156	829,419

		86,455,117
GAS UTILITIES — 0.24%
AGL Resources Inc.	31,076	1,467,719
Atmos Energy Corp.	23,628	1,073,184
Chesapeake Utilities Corp.	2,596	155,812
Delta Natural Gas Co. Inc.	1,815	40,620
Laclede Group Inc. (The)	8,535	388,684
National Fuel Gas Co.	18,974	1,354,744
New Jersey Resources Corp.	10,905	504,247
Northwest Natural Gas Co.	7,031	301,067
ONEOK Inc.	53,871	3,349,699
Piedmont Natural Gas Co.	19,726	654,114
Questar Corp.	45,712	1,050,919
South Jersey Industries Inc.	8,393	469,672
Southwest Gas Corp.	12,049	673,660
UGI Corp.	29,499	1,223,028
WGL Holdings Inc.	13,527	541,892

		13,249,061
HEALTH CARE EQUIPMENT & SUPPLIES — 2.11%
Abaxis Inc.[a]	5,703	228,234
Abbott Laboratories	407,807	15,631,242
ABIOMED Inc.[a,b]	10,096	269,967
Accuray Inc.[a,b]	18,757	163,373
Alere Inc.[a]	21,103	763,929
Align Technology Inc.[a,b]	18,783	1,073,448
Alphatec Holdings Inc.[a]	13,830	27,798
Analogic Corp.	3,168	280,558
AngioDynamics Inc.[a]	6,476	111,322
Anika Therapeutics Inc.[a]	3,077	117,418
Antares Pharma Inc.[a,b]	27,669	123,957
ArthroCare Corp.[a]	7,189	289,285
AtriCure Inc.[a,b]	4,142	77,373
Atrion Corp.	398	117,908
Baxter International Inc.	142,352	9,900,582
Becton, Dickinson and Co.	50,791	5,611,898
Biolase Inc.[a,b]	8,346	23,618
Boston Scientific Corp.[a]	352,701	4,239,466
C.R. Bard Inc.	21,080	2,823,455
Cantel Medical Corp.	8,401	284,878
Cardiovascular Systems Inc.[a,b]	5,703	195,556
CareFusion Corp.[a]	57,481	2,288,893
Cerus Corp.[a,b]	25,143	162,172
CONMED Corp.	7,441	316,243
Cooper Companies Inc. (The)	13,018	1,612,149
Covidien PLC	122,668	8,353,691
CryoLife Inc.	7,130	79,072
Cutera Inc.[a,b]	3,843	39,122
Cyberonics Inc.[a]	7,154	468,659
Cynosure Inc. Class Aa,b	4,997	133,320
DENTSPLY International Inc.	37,446	1,815,382
Derma Sciences Inc.[a,b]	2,522	27,288
DexCom Inc.[a]	17,909	634,158
Edwards Lifesciences Corp.[a,b]	29,513	1,940,775
Endologix Inc.[a,b]	16,735	291,858
Exactech Inc.[a,b]	2,152	51,132
GenMark Diagnostics Inc.[a,b]	7,710	102,620
Globus Medical Inc. Class Aa,b	14,313	288,836
Greatbatch Inc.[a,b]	6,217	275,040
Haemonetics Corp.[a,b]	13,326	561,424

Security	Shares	Value

HeartWare International Inc.[a]	4,226	$397,075
Hill-Rom Holdings Inc.	15,485	640,150
Hologic Inc.[a]	69,533	1,554,063
ICU Medical Inc.[a,b]	3,230	205,783
IDEXX Laboratories Inc.[a,b]	14,104	1,500,242
Insulet Corp.[a,b]	13,945	517,360
Integra LifeSciences Holdings Corp.[a]	5,054	241,126
Intuitive Surgical Inc.[a]	9,958	3,824,669
Invacare Corp.	8,411	195,219
Masimo Corp.[a,b]	13,013	380,370
Medical Action Industries Inc.[a]	3,812	32,631
Medtronic Inc.	265,803	15,254,434
Meridian Bioscience Inc.	10,751	285,224
Merit Medical Systems Inc.[a,b]	10,973	172,715
Natus Medical Inc.[a,b]	7,763	174,668
Neogen Corp.[a,b]	9,190	419,983
NuVasive Inc.[a,b]	11,373	367,689
NxStage Medical Inc.[a]	15,619	156,190
OraSure Technologies Inc.[a,b]	14,094	88,651
Orthofix International NVa	4,906	111,955
PhotoMedex Inc.[a,b]	3,516	45,532
Quidel Corp.[a,b]	7,560	233,528
ResMed Inc.[b]	37,139	1,748,504
Rockwell Medical Technologies Inc.[a,b]	14,347	149,783
RTI Surgical Inc.[a]	15,036	53,227
Sirona Dental Systems Inc.[a]	14,238	999,508
Solta Medical Inc.[a]	18,001	53,103
Spectranetics Corp.[a]	10,566	264,150
St. Jude Medical Inc.	73,827	4,573,583
Staar Surgical Co.[a,b]	9,574	155,003
Steris Corp.	15,061	723,681
Stryker Corp.	86,778	6,520,499
SurModics Inc.[a]	4,079	99,487
Symmetry Medical Inc.[a]	9,760	98,381
Tandem Diabetes Care Inc.[a]	2,404	61,951
TearLab Corp.[a,b]	6,697	62,550
Teleflex Inc.	10,741	1,008,150
Thoratec Corp.[a]	15,406	563,860
Tornier NVa,b	6,802	127,810
Unilife Corp.[a,b]	21,232	93,421
Utah Medical Products Inc.	883	50,472
Varian Medical Systems Inc.[a]	28,346	2,202,201
Vascular Solutions Inc.[a]	4,292	99,360
Volcano Corp.[a,b]	13,920	304,152
West Pharmaceutical Services Inc.	17,720	869,343
Wright Medical Group Inc.[a,b]	10,575	324,758
Zeltiq Aesthetics Inc.[a]	4,535	85,757
Zimmer Holdings Inc.	44,011	4,101,385

		113,990,435
HEALTH CARE PROVIDERS & SERVICES — 2.20%
Acadia Healthcare Co. Inc.[a,b]	9,219	436,335
Accretive Health Inc.[a]	14,751	135,119
Addus HomeCare Corp.[a,b]	1,390	31,205
Aetna Inc.	98,862	6,780,945
Air Methods Corp.[a]	10,009	583,825
Alliance HealthCare Services Inc.[a,b]	1,274	31,519
Almost Family Inc.[a]	2,091	67,602
Amedisys Inc.[a]	7,819	114,392
AmerisourceBergen Corp.	60,385	4,245,669
AMN Healthcare Services Inc.[a]	10,738	157,849
AmSurg Corp.[a]	8,227	377,784
Bio-Reference Laboratories Inc.[a,b]	6,532	166,827
BioScrip Inc.[a]	15,276	113,042

236

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

Brookdale Senior Living Inc.[a]	25,553	$694,531
Capital Senior Living Corp.[a,b]	7,486	179,589
Cardinal Health Inc.	89,336	5,968,538
Catamaran Corp.[a]	53,996	2,563,730
Centene Corp.[a,b]	14,264	840,863
Chemed Corp.[b]	5,011	383,943
Chindex International Inc.[a]	2,920	50,896
Cigna Corp.	74,558	6,522,334
Community Health Systems Inc.[a]	24,624	966,984
CorVel Corp.[a]	3,208	149,814
Cross Country Healthcare Inc.[a]	7,095	70,808
DaVita HealthCare Partners Inc.[a]	48,171	3,052,596
Emeritus Corp.[a]	10,555	228,305
Ensign Group Inc. (The)	6,213	275,049
Envision Healthcare Holdings Inc.[a]	12,602	447,623
ExamWorks Group Inc.[a,b]	7,693	229,790
Express Scripts Holding Co.[a]	214,270	15,050,325
Five Star Quality Care Inc.[a]	9,438	51,815
Gentiva Health Services Inc.[a]	7,851	97,431
Hanger Inc.[a,b]	8,920	350,913
HCA Holdings Inc.[a]	69,993	3,339,366
Health Management Associates Inc. Class Aa	67,175	879,992
Health Net Inc.[a]	20,724	614,881
HealthSouth Corp.	22,774	758,830
Healthways Inc.[a,b]	8,735	134,082
Henry Schein Inc.[a,b]	22,753	2,599,758
Humana Inc.	41,164	4,248,948
IPC The Hospitalist Co. Inc.[a,b]	4,296	255,139
Kindred Healthcare Inc.	13,944	275,255
Laboratory Corp. of America Holdings[a]	23,165	2,116,586
Landauer Inc.	2,529	133,051
LHC Group Inc.[a]	4,038	97,074
LifePoint Hospitals Inc.[a]	12,175	643,327
Magellan Health Services Inc.[a]	7,103	425,541
McKesson Corp.	59,266	9,565,532
MEDNAX Inc.[a,b]	27,202	1,452,043
Molina Healthcare Inc.[a,b]	7,844	272,579
MWI Veterinary Supply Inc.[a,b]	3,280	559,535
National Healthcare Corp.	2,803	151,110
National Research Corp. Class Aa	2,024	38,092
Omnicare Inc.	27,270	1,646,017
Owens & Minor Inc.	16,709	610,881
Patterson Companies Inc.	22,824	940,349
PharMerica Corp.[a]	7,828	168,302
Premier Inc.[a]	8,491	312,129
Providence Service Corp. (The)[a]	3,275	84,233
Quest Diagnostics Inc.	38,531	2,062,950
Select Medical Holdings Corp.	12,718	147,656
Skilled Healthcare Group Inc. Class Aa	4,962	23,867
Surgical Care Affiliates Inc.[a,b]	2,947	102,673
Team Health Holdings Inc.[a]	17,926	816,529
Tenet Healthcare Corp.[a]	27,166	1,144,232
Triple-S Management Corp. Class Ba,b	6,433	125,058
U.S. Physical Therapy Inc.	3,132	110,434
UnitedHealth Group Inc.	266,793	20,089,513
Universal American Corp.	9,846	71,876
Universal Health Services Inc. Class B	23,474	1,907,497
USMD Holdings Inc.[a,b]	259	5,208
VCA Antech Inc.[a]	22,849	716,545
WellCare Health Plans Inc.[a,b]	11,382	801,520
WellPoint Inc.	78,465	7,249,381

		119,115,561

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.17%
Allscripts Healthcare Solutions Inc.[a]	45,147	$697,973
athenahealth Inc.[a,b]	9,980	1,342,310
Cerner Corp.[a]	77,502	4,319,961
Computer Programs and Systems Inc.	2,909	179,805
HealthStream Inc.[a]	5,088	166,734
HMS Holdings Corp.[a,b]	22,579	513,221
MedAssets Inc.[a,b]	15,337	304,133
Medidata Solutions Inc.[a,b]	13,774	834,291
Merge Healthcare Inc.[a]	14,782	34,294
Omnicell Inc.[a,b]	8,752	223,438
Quality Systems Inc.	10,418	219,403
Veeva Systems Inc.[a]	3,932	126,217
Vocera Communications Inc.[a,b]	5,542	86,511

		9,048,291
HOTELS, RESTAURANTS & LEISURE — 2.01%
AFC Enterprises Inc.[a]	6,440	247,940
Bally Technologies Inc.[a,b]	10,070	789,991
Biglari Holdings Inc.[a]	361	182,897
BJ’s Restaurants Inc.[a,b]	6,488	201,517
Bloomin’ Brands Inc.[a]	14,477	347,593
Bob Evans Farms Inc.	7,654	387,216
Boyd Gaming Corp.[a]	20,587	231,810
Bravo Brio Restaurant Group Inc.[a]	5,115	83,221
Brinker International Inc.	16,868	781,663
Buffalo Wild Wings Inc.[a]	4,864	715,981
Burger King Worldwide Inc.	26,250	600,075
Caesars Entertainment Corp.[a]	9,626	207,344
Carnival Corp.	109,356	4,392,831
Carrols Restaurant Group Inc.[a]	4,014	26,533
CEC Entertainment Inc.	4,805	212,765
Cheesecake Factory Inc. (The)	14,070	679,159
Chipotle Mexican Grill Inc.[a]	8,056	4,292,076
Choice Hotels International Inc.	6,962	341,904
Churchill Downs Inc.	3,365	301,672
Chuy’s Holdings Inc.[a]	4,214	151,788
ClubCorp Holdings Inc.	5,433	96,381
Cracker Barrel Old Country Store Inc.	5,014	551,891
Darden Restaurants Inc.	33,827	1,839,174
Del Frisco’s Restaurant Group Inc.[a]	3,013	71,016
Denny’s Corp.[a,b]	25,191	181,123
Diamond Resorts International Inc.[a]	4,661	86,042
DineEquity Inc.	4,890	408,559
Diversified Restaurant Holdings Inc.[a,b]	2,814	13,423
Domino’s Pizza Inc.	14,702	1,023,994
Dunkin’ Brands Group Inc.	27,825	1,341,165
Einstein Noah Restaurant Group Inc.	1,766	25,607
Fiesta Restaurant Group Inc.[a,b]	5,157	269,402
Hyatt Hotels Corp. Class Aa	11,819	584,568
Ignite Restaurant Group Inc.[a]	1,780	22,250
International Game Technology	68,105	1,236,787
International Speedway Corp. Class A	7,190	255,173
Interval Leisure Group Inc.	10,092	311,843
Isle of Capri Casinos Inc.[a]	5,818	52,362
Jack in the Box Inc.[a]	11,685	584,484
Jamba Inc.[a]	3,665	45,556
Krispy Kreme Doughnuts Inc.[a,b]	19,499	376,136
Las Vegas Sands Corp.	102,251	8,064,536
Life Time Fitness Inc.[a,b]	11,157	524,379
Luby’s Inc.[a]	5,466	42,198
Marcus Corp. (The)	5,190	69,754

237

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

Marriott International Inc. Class A	60,854	$3,003,753
Marriott Vacations Worldwide Corp.[a]	7,638	402,981
McDonald’s Corp.	262,153	25,436,706
MGM Resorts International[a]	97,145	2,284,850
Monarch Casino & Resort Inc.[a]	2,242	45,019
Morgans Hotel Group Co.[a,b]	5,694	46,292
Multimedia Games Holding Co. Inc.[a]	7,134	223,722
Nathan’s Famous Inc.[a]	747	37,656
Noodles & Co.[a,b]	1,625	58,370
Norwegian Cruise Line Holdings Ltd.[a]	7,078	251,057
Orient-Express Hotels Ltd. Class Aa,b	25,378	383,462
Panera Bread Co. Class Aa,b	7,285	1,287,187
Papa John’s International Inc.	8,331	378,227
Penn National Gaming Inc.[a]	18,213	260,992
Pinnacle Entertainment Inc.[a,b]	14,372	373,528
Potbelly Corp.[a]	2,257	54,800
Red Robin Gourmet Burgers Inc.[a,b]	3,861	283,938
Royal Caribbean Cruises Ltd.	42,727	2,026,114
Ruby Tuesday Inc.[a]	16,678	115,579
Ruth’s Hospitality Group Inc.	9,006	127,975
Scientific Games Corp. Class Aa,b	12,450	210,779
SeaWorld Entertainment Inc.	7,953	228,808
Six Flags Entertainment Corp.	17,296	636,839
Sonic Corp.[a]	15,828	319,567
Speedway Motorsports Inc.	3,019	59,927
Starbucks Corp.	196,265	15,385,213
Starwood Hotels & Resorts Worldwide Inc.	50,861	4,040,906
Texas Roadhouse Inc.	16,372	455,142
Town Sports International Holdings Inc.	6,056	89,387
Vail Resorts Inc.	9,502	714,835
Wendy’s Co. (The)	73,334	639,472
Wyndham Worldwide Corp.	35,777	2,636,407
Wynn Resorts Ltd.	21,008	4,079,964
Yum! Brands Inc.	117,288	8,868,146

		108,701,379
HOUSEHOLD DURABLES — 0.55%
Bassett Furniture Industries Inc.	2,966	45,320
Beazer Homes USA Inc.[a,b]	6,475	158,119
Blyth Inc.[b]	2,783	30,279
Cavco Industries Inc.[a,b]	1,847	126,889
CSS Industries Inc.	2,613	74,941
D.R. Horton Inc.	72,993	1,629,204
Ethan Allen Interiors Inc.	6,438	195,844
EveryWare Global Inc.[a]	2,588	21,429
Flexsteel Industries	1,159	35,616
Garmin Ltd.	32,074	1,482,460
Harman International Industries Inc.	17,750	1,452,837
Helen of Troy Ltd.[a,b]	8,235	407,715
Hooker Furniture Corp.	2,860	47,705
Hovnanian Enterprises Inc. Class Aa,b	26,799	177,409
iRobot Corp.[a,b]	7,149	248,571
Jarden Corp.[a]	33,158	2,034,243
KB Home	20,885	381,778
La-Z-Boy Inc.	13,594	421,414
Leggett & Platt Inc.	36,870	1,140,758
Lennar Corp. Class A	42,773	1,692,100
Libbey Inc.[a]	5,270	110,670
Lifetime Brands Inc.	2,287	35,975
M.D.C. Holdings Inc.	9,983	321,852
M/I Homes Inc.[a,b]	5,587	142,189
Meritage Homes Corp.[a]	9,478	454,849
Mohawk Industries Inc.[a]	15,836	2,357,980
NACCO Industries Inc. Class A	1,374	85,449

Security	Shares	Value

Newell Rubbermaid Inc.	75,408	$2,443,973
NVR Inc.[a]	1,271	1,304,059
PulteGroup Inc.	101,335	2,064,194
Ryland Group Inc. (The)	12,367	536,851
Skullcandy Inc.[a]	4,204	30,311
Standard-Pacific Corp.[a,b]	38,775	350,914
Taylor Morrison Home Corp. Class Aa	8,257	185,370
Tempur Sealy International Inc.[a,b]	15,612	842,424
Toll Brothers Inc.[a]	44,203	1,635,511
TRI Pointe Homes Inc.[a]	4,111	81,932
Tupperware Brands Corp.	13,815	1,305,932
UCP Inc.[a]	5,030	73,639
Universal Electronics Inc.[a]	3,866	147,333
WCI Communities Inc.[a]	4,136	78,956
Whirlpool Corp.	20,681	3,244,022
William Lyon Homes Class Aa	3,623	80,213
Zagg Inc.[a]	6,713	29,202

		29,748,431
HOUSEHOLD PRODUCTS — 1.72%
Central Garden & Pet Co. Class Aa	10,048	67,824
Church & Dwight Co. Inc.	36,130	2,394,696
Clorox Co. (The)	34,308	3,182,410
Colgate-Palmolive Co.	243,998	15,911,110
Energizer Holdings Inc.	16,301	1,764,420
Harbinger Group Inc.[a,b]	10,808	128,075
Kimberly-Clark Corp.	100,971	10,547,431
Oil-Dri Corp. of America	1,238	46,846
Orchids Paper Products Co.	1,584	52,018
Procter & Gamble Co. (The)	716,502	58,330,428
Spectrum Brands Holdings Inc.	5,555	391,905
WD-40 Co.	4,173	311,640

		93,128,803
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.14%
AES Corp. (The)	162,306	2,355,060
Atlantic Power Corp.	29,993	104,376
Calpine Corp.[a]	103,121	2,011,891
Dynegy Inc.[a]	26,163	563,028
Genie Energy Ltd. Class Ba	4,012	40,962
NRG Energy Inc.	84,433	2,424,916
Ormat Technologies Inc.[b]	4,652	126,581
Pattern Energy Group Inc.	4,824	146,215

		7,773,029
INDUSTRIAL CONGLOMERATES — 2.12%
3M Co.	180,503	25,315,546
Carlisle Companies Inc.	16,434	1,304,860
Danaher Corp.	156,193	12,058,099
General Electric Co.	2,702,987	75,764,726
Raven Industries Inc.	9,559	393,257

		114,836,488
INSURANCE — 3.20%
ACE Ltd.	88,730	9,186,217
Aflac Inc.	122,525	8,184,670
Alleghany Corp.[a]	4,347	1,738,626
Allied World Assurance Co. Holdings Ltd.	9,019	1,017,433
Allstate Corp. (The)	122,476	6,679,841
Ambac Financial Group Inc.[a,b]	11,149	273,819
American Equity Investment Life Holding Co.	15,864	418,492

238

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

American Financial Group Inc.	20,549	$1,186,088
American International Group Inc.	386,147	19,712,804
American National Insurance Co.	1,896	217,168
Amerisafe Inc.	4,760	201,062
AmTrust Financial Services Inc.[b]	7,746	253,217
Aon PLC	80,841	6,781,752
Arch Capital Group Ltd.[a]	34,824	2,078,645
Argo Group International Holdings Ltd.	7,456	346,629
Arthur J. Gallagher & Co.	33,145	1,555,495
Aspen Insurance Holdings Ltd.	17,350	716,729
Assurant Inc.	19,042	1,263,818
Assured Guaranty Ltd.	43,775	1,032,652
Axis Capital Holdings Ltd.	31,176	1,483,042
Baldwin & Lyons Inc. Class B	2,333	63,738
Brown & Brown Inc.	31,067	975,193
Chubb Corp. (The)	65,043	6,285,105
Cincinnati Financial Corp.	42,750	2,238,818
Citizens Inc.[a,b]	10,104	88,410
CNA Financial Corp.	6,969	298,900
CNO Financial Group Inc.	58,045	1,026,816
Crawford & Co. Class B	6,653	61,474
Donegal Group Inc. Class A	1,983	31,530
Eastern Insurance Holdings Inc.	1,782	43,641
eHealth Inc.[a]	5,481	254,812
EMC Insurance Group Inc.	1,153	35,305
Employers Holdings Inc.	7,490	237,059
Endurance Specialty Holdings Ltd.	11,447	671,595
Enstar Group Ltd.[a,b]	2,528	351,164
Erie Indemnity Co. Class A	6,458	472,209
Everest Re Group Ltd.	13,034	2,031,610
FBL Financial Group Inc. Class A	2,571	115,155
Fidelity National Financial Inc. Class A	65,520	2,126,124
First American Financial Corp.	27,794	783,791
Fortegra Financial Corp.[a]	1,971	16,300
Genworth Financial Inc. Class Aa	129,243	2,007,144
Global Indemnity PLC[a]	2,708	68,512
Greenlight Capital Re Ltd. Class Aa,b	7,416	249,993
Hallmark Financial Services Inc.[a]	3,784	33,621
Hanover Insurance Group Inc. (The)	11,779	703,324
Hartford Financial Services Group Inc. (The)	119,187	4,318,145
HCC Insurance Holdings Inc.	26,564	1,225,663
HCI Group Inc.	3,485	186,448
Health Insurance Innovations Inc.[a,b]	1,146	11,586
Hilltop Holdings Inc.[a]	16,256	376,001
Horace Mann Educators Corp.	10,489	330,823
Independence Holding Co.	2,058	27,762
Infinity Property and Casualty Corp.	3,067	220,057
Investors Title Co.	281	22,755
Kansas City Life Insurance Co.	1,082	51,655
Kemper Corp.	12,868	526,044
Lincoln National Corp.	69,916	3,609,064
Loews Corp.	80,273	3,872,370
Maiden Holdings Ltd.	13,398	146,440
Markel Corp.[a]	3,630	2,106,671
Marsh & McLennan Companies Inc.	144,101	6,968,724
MBIA Inc.[a]	37,046	442,329
Meadowbrook Insurance Group Inc.	13,098	91,162
Mercury General Corp.	5,805	288,567
MetLife Inc.	234,555	12,647,206
Montpelier Re Holdings Ltd.	11,976	348,502
National Interstate Corp.	1,668	38,364
National Western Life Insurance Co. Class A	622	139,048
Navigators Group Inc. (The)[a]	2,659	167,942
Old Republic International Corp.	68,085	1,175,828
OneBeacon Insurance Group Ltd. Class A	5,955	94,208

Security	Shares	Value

PartnerRe Ltd.	14,303	$1,507,965
Phoenix Companies Inc. (The)[a]	1,566	96,152
Platinum Underwriters Holdings Ltd.	8,261	506,234
Primerica Inc.	14,878	638,415
Principal Financial Group Inc.	76,667	3,780,450
ProAssurance Corp.	16,042	777,716
Progressive Corp. (The)	157,657	4,299,306
Protective Life Corp.	20,524	1,039,746
Prudential Financial Inc.	121,037	11,162,032
Reinsurance Group of America Inc.	18,941	1,466,223
RenaissanceRe Holdings Ltd.	11,644	1,133,427
RLI Corp.	5,600	545,328
Safety Insurance Group Inc.	3,269	184,045
Selective Insurance Group Inc.	14,404	389,772
StanCorp Financial Group Inc.	11,631	770,554
State Auto Financial Corp.	3,990	84,748
Stewart Information Services Corp.	7,161	231,085
Symetra Financial Corp.	20,319	385,248
Third Point Reinsurance Ltd.[a]	6,626	122,780
Torchmark Corp.	24,143	1,886,775
Tower Group International Ltd.[b]	14,984	50,646
Travelers Companies Inc. (The)	98,047	8,877,175
United Fire Group Inc.	5,210	149,319
Universal Insurance Holdings Inc.	10,396	150,534
Unum Group	69,587	2,441,112
Validus Holdings Ltd.	27,202	1,095,969
W.R. Berkley Corp.	28,347	1,229,976
White Mountains Insurance Group Ltd.	1,644	991,464
XL Group PLC	76,300	2,429,392

		173,456,494
INTERNET & CATALOG RETAIL — 1.34%
1-800-FLOWERS.COM Inc. Class Aa	6,700	36,247
Amazon.com Inc.[a]	96,125	38,333,689
Blue Nile Inc.[a,b]	3,199	150,641
Expedia Inc.	27,820	1,937,941
FTD Companies Inc.[a,b]	4,737	154,332
Groupon Inc.[a,b]	109,730	1,291,522
HomeAway Inc.[a]	14,756	603,225
HSN Inc.	8,838	550,607
Liberty Interactive Corp. Series Aa	138,504	4,065,092
Liberty Ventures Series Aa	9,585	1,175,025
Netflix Inc.[a]	13,120	4,830,390
NutriSystem Inc.	7,524	123,695
Orbitz Worldwide Inc.[a]	6,455	46,347
Overstock.com Inc.[a]	2,969	91,416
PetMed Express Inc.	5,180	86,143
Priceline.com Inc.[a]	13,481	15,670,314
RetailMeNot Inc.[a]	2,474	71,227
Shutterfly Inc.[a,b]	9,914	504,920
TripAdvisor Inc.[a,b]	29,300	2,426,919
Valuevision Media Inc. Class Aa	10,226	71,480
Vitacost.com Inc.[a,b]	6,030	34,914
zulily Inc.[a]	3,474	143,928

		72,400,014
INTERNET SOFTWARE & SERVICES — 3.00%
Akamai Technologies Inc.[a]	46,411	2,189,671
Angie’s List Inc.[a,b]	11,019	166,938
AOL Inc.[a]	20,272	945,081
Bankrate Inc.[a,b]	12,050	216,177
Bazaarvoice Inc.[a]	12,577	99,610
Benefitfocus Inc.[a]	1,327	76,621

239

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

Blucora Inc.[a,b]	10,559	$307,900
Brightcove Inc.[a]	7,392	104,523
Carbonite Inc.[a]	2,977	35,218
ChannelAdvisor Corp.[a]	1,600	66,736
comScore Inc.[a,b]	9,197	263,126
Constant Contact Inc.[a,b]	7,951	247,038
Cornerstone OnDemand Inc.[a,b]	10,570	563,804
CoStar Group Inc.[a]	7,465	1,377,890
Cvent Inc.[a,b]	1,694	61,645
Dealertrack Technologies Inc.[a,b]	11,064	531,957
Demand Media Inc.[a]	7,858	45,341
Demandware Inc.[a,b]	4,179	267,957
Dice Holdings Inc.[a]	11,907	86,326
Digital River Inc.[a]	9,674	178,969
E2open Inc.[a,b]	3,863	92,364
EarthLink Inc.	27,729	140,586
eBay Inc.[a]	339,460	18,632,959
eGain Corp.[a]	3,375	34,560
Endurance International Group Holdings Inc.[a]	5,711	80,982
Envestnet Inc.[a,b]	5,513	222,174
Equinix Inc.[a]	12,886	2,286,621
Facebook Inc. Class Aa	445,546	24,353,544
Global Eagle Entertainment Inc.[a]	5,634	83,778
Gogo Inc.[a,b]	2,872	71,254
Google Inc. Class Aa	70,494	79,003,331
IAC/InterActiveCorp	19,524	1,341,104
Internap Network Services Corp.[a]	13,881	104,385
IntraLinks Holdings Inc.[a]	9,625	116,559
j2 Global Inc.	12,121	606,171
Limelight Networks Inc.[a,b]	16,574	32,816
LinkedIn Corp. Class Aa	25,223	5,469,103
Liquidity Services Inc.[a,b]	6,128	138,860
LivePerson Inc.[a]	14,454	214,208
LogMeIn Inc.[a]	5,796	194,456
Marchex Inc. Class B	6,599	57,081
Marin Software Inc.[a]	2,361	24,177
Marketo Inc.[a]	1,833	67,949
Millennial Media Inc.[a,b]	9,188	66,797
Monster Worldwide Inc.[a,b]	31,643	225,615
Move Inc.[a,b]	10,829	173,156
Net Element Inc.[a,b]	619	2,705
NIC Inc.	16,932	421,099
OpenTable Inc.[a,b]	5,900	468,283
Pandora Media Inc.[a,b]	36,997	984,120
Perficient Inc.[a]	8,443	197,735
QuinStreet Inc.[a]	8,614	74,856
Rackspace Hosting Inc.[a,b]	29,514	1,154,883
RealNetworks Inc.[a]	5,859	44,235
Reis Inc.[a]	2,159	41,518
Responsys Inc.[a]	9,432	258,531
Rocket Fuel Inc.[a,b]	1,286	79,076
SciQuest Inc.[a,b]	5,946	169,342
Shutterstock Inc.[a,b]	2,077	173,699
Spark Networks Inc.[a]	3,030	18,665
SPS Commerce Inc.[a,b]	3,924	256,237
Stamps.com Inc.[a,b]	3,745	157,664
Support.com Inc.[a]	12,491	47,341
TechTarget Inc.[a]	4,327	29,683
Textura Corp.[a,b]	1,349	40,389
Travelzoo Inc.[a]	1,890	40,295
Trulia Inc.[a,b]	7,141	251,863
Twitter Inc.[a]	21,107	1,343,461
United Online Inc.	3,362	46,261
Unwired Planet Inc.[a]	21,775	30,049
ValueClick Inc.[a,b]	16,534	386,400

Security	Shares	Value

VeriSign Inc.[a,b]	34,366	$2,054,399
VistaPrint NVa,b	8,422	478,791
Vocus Inc.[a]	5,479	62,406
Web.com Group Inc.[a,b]	10,941	347,814
WebMD Health Corp.[a,b]	7,077	279,541
Wix.com Ltd.[a]	2,175	58,399
XO Group Inc.[a]	6,959	103,411
Xoom Corp.[a]	1,913	52,359
Yahoo! Inc.[a]	233,966	9,461,585
Yelp Inc.[a,b]	7,785	536,776
Zillow Inc. Class Aa,b	6,208	507,380
Zix Corp.[a,b]	15,867	72,353

		162,400,722
IT SERVICES — 3.49%
Accenture PLC Class A	167,742	13,791,747
Acxiom Corp.[a]	18,915	699,477
Alliance Data Systems Corp.[a,b]	12,845	3,377,336
Amdocs Ltd.	42,078	1,735,297
Automatic Data Processing Inc.	127,424	10,297,133
Blackhawk Network Holdings Inc.[a,b]	2,999	75,755
Booz Allen Hamilton Holding Corp.	8,268	158,332
Broadridge Financial Solutions Inc.	31,656	1,251,045
CACI International Inc. Class Aa,b	6,075	444,811
Cardtronics Inc.[a,b]	11,582	503,238
Cass Information Systems Inc.	2,758	185,751
CIBER Inc.[a,b]	19,190	79,447
Cognizant Technology Solutions Corp. Class Aa	78,896	7,966,918
Computer Sciences Corp.	39,259	2,193,793
Computer Task Group Inc.	4,076	77,036
Convergys Corp.	27,458	577,991
CoreLogic Inc.[a]	25,224	896,209
CSG Systems International Inc.	8,877	260,984
DST Systems Inc.	8,758	794,701
EPAM Systems Inc.[a]	5,727	200,101
Euronet Worldwide Inc.[a]	13,321	637,410
EVERTEC Inc.	7,722	190,424
ExlService Holdings Inc.[a]	8,553	236,234
Fidelity National Information Services Inc.	76,594	4,111,566
Fiserv Inc.[a]	69,670	4,114,013
FleetCor Technologies Inc.[a]	17,737	2,078,244
Forrester Research Inc.	3,718	142,251
Gartner Inc.[a]	24,474	1,738,878
Genpact Ltd.[a]	43,942	807,214
Global Cash Access Inc.[a]	16,393	163,766
Global Payments Inc.	19,896	1,293,041
Hackett Group Inc. (The)	6,533	40,570
Heartland Payment Systems Inc.	9,463	471,636
Higher One Holdings Inc.[a]	8,505	83,009
iGATE Corp.[a]	8,704	349,553
International Business Machines Corp.	272,154	51,047,926
Jack Henry & Associates Inc.	22,352	1,323,462
Leidos Holdings Inc.	19,867	923,617
Lender Processing Services Inc.	22,282	832,901
Lionbridge Technologies Inc.[a]	14,705	87,642
Luxoft Holding Inc.[a]	806	30,612
ManTech International Corp. Class A	6,064	181,495
MasterCard Inc. Class A	30,557	25,529,151
MAXIMUS Inc.	17,744	780,559
ModusLink Global Solutions Inc.[a]	10,150	58,159
MoneyGram International Inc.[a]	5,667	117,760
NeuStar Inc. Class Aa,b	15,753	785,445
Paychex Inc.	84,956	3,868,047
Planet Payment Inc.[a]	11,081	30,805

240

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

PRGX Global Inc.[a]	5,563	$37,383
Sapient Corp.[a,b]	28,806	500,072
Science Applications International Corp.	11,381	376,370
ServiceSource International Inc.[a,b]	15,937	133,552
Sykes Enterprises Inc.[a,b]	10,126	220,848
Syntel Inc.	4,012	364,891
TeleTech Holdings Inc.[a]	4,846	116,013
Teradata Corp.[a]	42,742	1,944,334
Total System Services Inc.	42,456	1,412,936
Unisys Corp.[a,b]	11,473	385,149
Vantiv Inc. Class Aa,b	22,830	744,486
VeriFone Systems Inc.[a]	28,279	758,443
Virtusa Corp.[a,b]	4,890	186,260
Visa Inc. Class A	136,620	30,422,542
Western Union Co.	145,643	2,512,342
WEX Inc.[a,b]	10,365	1,026,446

		188,764,559
LEISURE EQUIPMENT & PRODUCTS — 0.20%
Arctic Cat Inc.	3,274	186,553
Black Diamond Inc.[a,b]	5,571	74,261
Brunswick Corp.	23,492	1,082,041
Callaway Golf Co.	16,995	143,268
Hasbro Inc.	30,296	1,666,583
JAKKS Pacific Inc.[b]	5,764	38,792
Johnson Outdoors Inc. Class A	1,564	42,150
LeapFrog Enterprises Inc.[a,b]	16,656	132,249
Marine Products Corp.	2,666	26,793
Mattel Inc.	90,113	4,287,577
Nautilus Inc.[a]	8,085	68,157
Polaris Industries Inc.	16,821	2,449,810
Smith & Wesson Holding Corp.[a,b]	16,960	228,790
Sturm, Ruger & Co. Inc.[b]	5,004	365,742

		10,792,766
LIFE SCIENCES TOOLS & SERVICES — 0.66%
Accelerate Diagnostics Inc.[a,b]	2,896	35,331
Affymetrix Inc.[a,b]	17,934	153,694
Agilent Technologies Inc.	90,769	5,191,079
Albany Molecular Research Inc.[a]	6,063	61,115
Bio-Rad Laboratories Inc. Class Aa	5,449	673,551
Bruker Corp.[a]	28,585	565,126
Cambrex Corp.[a]	7,853	140,019
Charles River Laboratories International Inc.[a]	12,863	682,254
Covance Inc.[a]	14,597	1,285,412
Fluidigm Corp.[a,b]	6,460	247,547
Furiex Pharmaceuticals Inc.[a]	1,928	80,995
Harvard Bioscience Inc.[a]	5,815	27,331
Illumina Inc.[a,b]	32,570	3,602,893
Life Technologies Corp.[a]	44,983	3,409,711
Luminex Corp.[a,b]	9,613	186,492
Mettler-Toledo International Inc.[a]	7,885	1,912,822
NeoGenomics Inc.[a]	8,614	31,183
Pacific Biosciences of California Inc.[a]	8,623	45,098
PAREXEL International Corp.[a,b]	14,845	670,697
PerkinElmer Inc.	29,062	1,198,226
QIAGEN NVa	61,777	1,470,910
Quintiles Transnational Holdings Inc.[a]	7,096	328,829
Sequenom Inc.[a,b]	29,664	69,414
TECHNE Corp.	9,701	918,394
Thermo Fisher Scientific Inc.	93,629	10,425,589
Waters Corp.[a]	22,408	2,240,800

		35,654,512

Security	Shares	Value

MACHINERY — 2.19%
Accuride Corp.[a,b]	12,470	$46,513
Actuant Corp. Class A	19,162	702,096
AGCO Corp.	25,502	1,509,463
Alamo Group Inc.	1,845	111,973
Albany International Corp. Class A	7,184	258,121
Altra Industrial Motion Corp.	7,059	241,559
American Railcar Industries Inc.[b]	2,561	117,166
Ampco-Pittsburgh Corp.	2,157	41,954
Astec Industries Inc.	5,175	199,910
Barnes Group Inc.	14,338	549,289
Blount International Inc.[a,b]	12,954	187,444
Briggs & Stratton Corp.	12,727	276,940
Caterpillar Inc.	172,391	15,654,827
Chart Industries Inc.[a]	7,827	748,574
CIRCOR International Inc.	4,664	376,758
CLARCOR Inc.	13,287	855,018
Colfax Corp.[a]	22,390	1,426,019
Columbus McKinnon Corp.[a]	5,131	139,255
Commercial Vehicle Group Inc.[a]	6,449	46,884
Crane Co.	12,823	862,347
Cummins Inc.	49,640	6,997,751
Deere & Co.	101,963	9,312,281
Donaldson Co. Inc.	38,305	1,664,735
Douglas Dynamics Inc.	5,820	97,892
Dover Corp.	44,751	4,320,262
Dynamic Materials Corp.	3,685	80,112
Energy Recovery Inc.[a]	11,755	65,358
EnPro Industries Inc.[a,b]	5,460	314,769
ESCO Technologies Inc.	7,030	240,848
ExOne Co. (The)[a,b]	1,633	98,731
Federal Signal Corp.[a]	15,920	233,228
Flow International Corp.[a]	12,106	48,908
Flowserve Corp.	37,253	2,936,654
FreightCar America Inc.	3,057	81,377
Global Brass & Copper Holdings Inc.	2,092	34,623
Gorman-Rupp Co. (The)	5,038	168,420
Graco Inc.	15,859	1,238,905
Graham Corp.	2,732	99,144
Greenbrier Companies Inc. (The)[a,b]	5,977	196,285
Hardinge Inc.	3,060	44,278
Harsco Corp.	21,253	595,722
Hurco Companies Inc.	1,697	42,442
Hyster-Yale Materials Handling Inc.	2,641	246,036
IDEX Corp.	21,498	1,587,627
Illinois Tool Works Inc.	98,779	8,305,338
Ingersoll-Rand PLC	78,627	4,843,423
ITT Corp.	23,357	1,014,161
John Bean Technologies Corp.	7,588	222,556
Joy Global Inc.	27,994	1,637,369
Kadant Inc.	3,003	121,682
Kennametal Inc.	20,394	1,061,916
L.B. Foster Co. Class A	2,521	119,218
Lincoln Electric Holdings Inc.	21,921	1,563,844
Lindsay Corp.[b]	3,279	271,337
Lydall Inc.[a]	4,482	78,973
Manitex International Inc.[a]	3,190	50,657
Manitowoc Co. Inc. (The)	34,601	806,895
Meritor Inc.[a]	25,388	264,797
Middleby Corp. (The)[a,b]	4,911	1,178,493
Miller Industries Inc.	2,834	52,797

241

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

Mueller Industries Inc.	7,391	$465,707
Mueller Water Products Inc. Class A	41,122	385,313
Navistar International Corp.[a,b]	14,605	557,765
NN Inc.	4,260	86,009
Nordson Corp.	16,859	1,252,624
Omega Flex Inc.	745	15,243
Oshkosh Corp.	23,042	1,160,856
PACCAR Inc.	92,504	5,473,462
Pall Corp.	29,114	2,484,880
Parker Hannifin Corp.	39,025	5,020,176
Pentair Ltd. Registered	53,440	4,150,685
PMFG Inc.[a,b]	5,460	49,413
Proto Labs Inc.[a,b]	4,498	320,168
RBC Bearings Inc.[a,b]	5,806	410,774
Rexnord Corp.[a,b]	7,591	205,033
Snap-on Inc.	15,307	1,676,423
SPX Corp.	12,274	1,222,613
Standex International Corp.	3,241	203,794
Stanley Black & Decker Inc.	42,173	3,402,939
Sun Hydraulics Corp.	5,515	225,177
Tecumseh Products Co. Class Aa,b	4,836	43,766
Tennant Co.	4,916	333,354
Terex Corp.	28,975	1,216,660
Timken Co. (The)	22,419	1,234,614
Titan International Inc.	13,979	251,342
Toro Co. (The)	15,043	956,735
TriMas Corp.[a,b]	11,718	467,431
Trinity Industries Inc.	20,455	1,115,207
Twin Disc Inc.	2,143	55,482
Valmont Industries Inc.	6,981	1,041,007
Wabash National Corp.[a,b]	17,910	221,189
WABCO Holdings Inc.[a]	15,295	1,428,706
Wabtec Corp.	25,320	1,880,516
Watts Water Technologies Inc. Class A	7,423	459,261
Woodward Inc.	18,172	828,825
Xerium Technologies Inc.[a,b]	2,859	47,145
Xylem Inc.	48,696	1,684,882

		118,727,130
MARINE — 0.03%
International Shipholding Corp.	1,337	39,442
Kirby Corp.[a]	14,661	1,455,104
Matson Inc.	11,078	289,247
Ultrapetrol (Bahamas) Ltd.[a,b]	5,610	20,981

		1,804,774
MEDIA — 3.80%
A.H. Belo Corp. Class A	4,933	36,850
AMC Networks Inc. Class Aa	15,699	1,069,259
Beasley Broadcast Group Inc. Class A	1,163	10,153
Cablevision NY Group Class A	50,930	913,175
Carmike Cinemas Inc.[a]	5,322	148,164
CBS Corp. Class B NVS	161,182	10,273,741
Central European Media Enterprises Ltd. Class Aa	19,976	76,708
Charter Communications Inc. Class Aa,b	17,329	2,369,914
Cinemark Holdings Inc.	30,226	1,007,433
Clear Channel Outdoor Holdings Inc. Class A	10,774	109,248
Comcast Corp. Class A	686,085	35,652,407
Crown Media Holdings Inc. Class Aa	8,940	31,558
Cumulus Media Inc. Class Aa	26,621	205,780
Daily Journal Corp.[a,b]	220	40,698
Dex Media Inc.[a,b]	4,514	30,605
Digital Generation Inc.[a,b]	7,015	89,441

Security	Shares	Value

DIRECTV[a]	128,105	$8,850,774
Discovery Communications Inc. Series Aa	63,949	5,782,269
DISH Network Corp. Class Aa	54,505	3,156,930
DreamWorks Animation SKG Inc. Class Aa	19,313	685,611
E.W. Scripps Co. (The) Class Aa,b	7,812	169,677
Entercom Communications Corp. Class Aa	6,166	64,805
Entravision Communications Corp. Class A	12,886	78,476
Gannett Co. Inc.	59,818	1,769,416
Global Sources Ltd.[a]	4,962	40,341
Gray Television Inc.[a,b]	13,109	195,062
Harte-Hanks Inc.	11,754	91,916
Hemisphere Media Group Inc.[a,b]	2,224	26,399
Interpublic Group of Companies Inc. (The)	112,029	1,982,913
John Wiley & Sons Inc. Class A	11,698	645,730
Journal Communications Inc. Class Aa	11,051	102,885
Lamar Advertising Co. Class Aa	20,300	1,060,675
Liberty Global PLC Series Aa	102,432	9,115,424
Liberty Media Corp.[a]	25,256	3,698,741
Lions Gate Entertainment Corp.[b]	21,108	668,279
Live Nation Entertainment Inc.[a]	36,539	722,011
Loral Space & Communications Inc.[a]	3,364	272,417
Madison Square Garden Inc. Class Aa	15,866	913,564
Martha Stewart Living Omnimedia Inc. Class Aa	6,971	29,278
McClatchy Co. (The) Class Aa,b	14,804	50,334
MDC Partners Inc.	10,182	259,743
Media General Inc. Class Aa,b	5,103	115,328
Meredith Corp.	9,510	492,618
Morningstar Inc.	5,445	425,200
National CineMedia Inc.	14,689	293,192
New York Times Co. (The) Class Ab	33,171	526,424
News Corp. Class A NVS[a]	129,890	2,340,618
Nexstar Broadcasting Group Inc.	7,688	428,452
Omnicom Group Inc.	67,587	5,026,445
ReachLocal Inc.[a,b]	2,614	33,224
Reading International Inc. Class Aa	4,490	33,630
Regal Entertainment Group Class A	21,527	418,700
Rentrak Corp.[a,b]	2,526	95,710
Saga Communications Inc. Class A	1,220	61,366
Salem Communications Corp. Class A	2,728	23,734
Scholastic Corp.	6,794	231,064
Scripps Networks Interactive Inc. Class A	28,640	2,474,782
SFX Entertainment Inc.[a,b]	5,236	62,832
Sinclair Broadcast Group Inc. Class A	17,861	638,174
Sirius XM Holdings Inc.[a]	806,274	2,813,896
Starz Series Aa	27,753	811,498
Thomson Reuters Corp.	97,181	3,675,385
Time Warner Cable Inc.	75,945	10,290,547
Time Warner Inc.	243,841	17,000,595
Twenty-First Century Fox Inc. Class A	519,827	18,287,514
Valassis Communications Inc.	10,465	358,426
Viacom Inc. Class B NVS	116,428	10,168,822
Walt Disney Co. (The)	470,881	35,975,308
World Wrestling Entertainment Inc. Class A	6,980	115,728

		205,718,016
METALS & MINING — 0.67%
A.M. Castle & Co.[a,b]	4,240	62,625
AK Steel Holding Corp.[a,b]	32,687	268,033
Alcoa Inc.	278,145	2,956,681
Allegheny Technologies Inc.	28,195	1,004,588
Allied Nevada Gold Corp.[a,b]	27,177	96,478
AMCOL International Corp.	8,656	294,131
Carpenter Technology Corp.	11,764	731,721
Century Aluminum Co.[a]	13,603	142,287

242

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

Cliffs Natural Resources Inc.[b]	40,052	$1,049,763
Coeur Mining Inc.[a]	26,173	283,977
Commercial Metals Co.	30,443	618,906
Compass Minerals International Inc.	8,685	695,234
Freeport-McMoRan Copper & Gold Inc.	269,722	10,179,308
General Moly Inc.[a,b]	17,319	23,208
Gerber Scientific Inc. Escrow[a,d]	5,665	57
Globe Specialty Metals Inc.	16,019	288,502
Gold Resource Corp.	7,820	35,425
Handy & Harman Ltd.[a]	1,565	37,889
Haynes International Inc.	3,159	174,503
Hecla Mining Co.	84,267	259,542
Horsehead Holding Corp.[a,b]	11,321	183,513
Kaiser Aluminum Corp.	5,031	353,377
Materion Corp.	5,297	163,412
Midway Gold Corp.[a]	33,855	27,423
Molycorp Inc.[a,b]	47,571	267,349
Newmont Mining Corp.	128,490	2,959,125
Noranda Aluminium Holding Corp.	8,758	28,814
Nucor Corp.	82,934	4,427,017
Olympic Steel Inc.	2,295	66,509
Paramount Gold and Silver Corp.[a,b]	34,485	32,133
Reliance Steel & Aluminum Co.	19,793	1,501,101
Royal Gold Inc.	16,883	777,800
RTI International Metals Inc.[a,b]	7,881	269,609
Schnitzer Steel Industries Inc. Class A	6,651	217,288
Southern Copper Corp.	41,246	1,184,173
Steel Dynamics Inc.	57,559	1,124,703
Stillwater Mining Co.[a]	30,300	373,902
SunCoke Energy Inc.[a,b]	18,508	422,168
Tahoe Resources Inc.[a]	21,245	353,517
United States Steel Corp.[b]	37,788	1,114,746
Universal Stainless & Alloy Products Inc.[a]	1,816	65,485
US Silica Holdings Inc.	5,628	191,971
Walter Energy Inc.[b]	16,427	273,181
Worthington Industries Inc.	13,673	575,360

		36,156,534
MULTI-UTILITIES — 0.97%
Alliant Energy Corp.	29,150	1,504,140
Ameren Corp.	63,261	2,287,518
Avista Corp.	15,407	434,323
Black Hills Corp.	11,603	609,273
CenterPoint Energy Inc.	111,596	2,586,795
CMS Energy Corp.	69,166	1,851,574
Consolidated Edison Inc.	76,542	4,231,242
Dominion Resources Inc.	151,716	9,814,508
DTE Energy Co.	45,431	3,016,164
Integrys Energy Group Inc.	20,543	1,117,745
MDU Resources Group Inc.	49,601	1,515,311
NiSource Inc.	81,234	2,670,974
NorthWestern Corp.	9,618	416,652
PG&E Corp.	115,573	4,655,280
Public Service Enterprise Group Inc.	132,246	4,237,162
SCANA Corp.	36,442	1,710,223
Sempra Energy	63,670	5,715,019
TECO Energy Inc.	56,649	976,629
Vectren Corp.	21,573	765,841
Wisconsin Energy Corp.	59,779	2,471,264

		52,587,637
MULTILINE RETAIL — 0.64%
Big Lots Inc.[a,b]	15,003	484,447

Security	Shares	Value

Bon-Ton Stores Inc. (The)[b]	3,584	$58,347
Burlington Stores Inc.[a]	4,017	128,544
Dillard’s Inc. Class A	7,039	684,261
Dollar General Corp.[a]	85,477	5,155,973
Dollar Tree Inc.[a]	54,964	3,101,069
Family Dollar Stores Inc.	25,111	1,631,462
Fred’s Inc. Class A	9,645	178,625
Gordmans Stores Inc.	2,188	16,782
J.C. Penney Co. Inc.[a,b]	61,974	567,062
Kohl’s Corp.	58,007	3,291,897
Macy’s Inc.	100,340	5,358,156
Nordstrom Inc.	37,931	2,344,136
Sears Holdings Corp.[a,b]	11,363	557,241
Target Corp.	168,481	10,659,793
Tuesday Morning Corp.[a,b]	11,029	176,023

		34,393,818
OFFICE ELECTRONICS — 0.09%
Xerox Corp.	320,970	3,906,205
Zebra Technologies Corp. Class Aa	13,596	735,272

		4,641,477
OIL, GAS & CONSUMABLE FUELS — 7.55%
Abraxas Petroleum Corp.[a]	21,191	69,506
Adams Resources & Energy Inc.	618	42,333
Alon USA Energy Inc.	6,065	100,315
Alpha Natural Resources Inc.[a]	57,658	411,678
Amyris Inc.[a,b]	7,965	42,135
Anadarko Petroleum Corp.	131,518	10,432,008
Antero Resources Corp.[a]	9,874	626,407
Apache Corp.	102,911	8,844,171
Apco Oil and Gas International Inc.[a]	2,322	36,200
Approach Resources Inc.[a,b]	9,004	173,687
Arch Coal Inc.	55,628	247,545
Athlon Energy Inc.[a]	4,743	143,476
Bill Barrett Corp.[a,b]	12,622	338,017
Bonanza Creek Energy Inc.[a]	7,705	334,936
BPZ Resources Inc.[a,b]	27,129	49,375
Cabot Oil & Gas Corp.	110,070	4,266,313
Callon Petroleum Co.[a,b]	10,712	69,949
Carrizo Oil & Gas Inc.[a,b]	11,914	533,390
Cheniere Energy Inc.[a]	63,126	2,721,993
Chesapeake Energy Corp.	151,471	4,110,923
Chevron Corp.	506,755	63,298,767
Cimarex Energy Co.	22,493	2,359,741
Clayton Williams Energy Inc.[a]	1,613	132,185
Clean Energy Fuels Corp.[a,b]	17,352	223,494
Cloud Peak Energy Inc.[a,b]	15,960	287,280
Cobalt International Energy Inc.[a]	72,016	1,184,663
Comstock Resources Inc.	12,675	231,826
Concho Resources Inc.[a]	27,420	2,961,360
ConocoPhillips	319,765	22,591,397
CONSOL Energy Inc.	60,002	2,282,476
Contango Oil & Gas Co.[a]	3,778	178,548
Continental Resources Inc.[a]	11,039	1,242,108
Crosstex Energy Inc.	12,466	450,771
CVR Energy Inc.	4,306	187,010
Delek US Holdings Inc.	9,713	334,224
Denbury Resources Inc.[a]	97,571	1,603,092
Devon Energy Corp.	106,177	6,569,171
Diamondback Energy Inc.[a,b]	5,877	310,658
Emerald Oil Inc.[a,b]	19,187	146,972
Endeavour International Corp.[a,b]	12,093	63,488

243

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

Energen Corp.	18,878	$1,335,619
Energy XXI (Bermuda) Ltd.	20,715	560,548
EOG Resources Inc.	71,357	11,976,559
EPL Oil & Gas Inc.[a,b]	9,156	260,946
EQT Corp.	39,308	3,529,072
Equal Energy Ltd.	9,347	49,913
Evolution Petroleum Corp.	4,063	50,137
EXCO Resources Inc.	40,664	215,926
Exxon Mobil Corp.	1,162,224	117,617,069
Forest Oil Corp.[a,b]	30,923	111,632
Frontline Ltd.[a,b]	13,304	49,757
FX Energy Inc.[a,b]	13,621	49,853
GasLog Ltd.	6,132	104,796
Gastar Exploration Ltd.[a,b]	14,879	102,963
Golar LNG Ltd.[b]	11,439	415,121
Goodrich Petroleum Corp.[a,b]	10,504	178,778
Green Plains Renewable Energy Inc.	6,603	128,032
Gulfport Energy Corp.[a]	22,320	1,409,508
Halcon Resources Corp.[a,b]	68,725	265,279
Hallador Energy Co.	1,774	14,298
Hess Corp.	80,214	6,657,762
HollyFrontier Corp.	53,070	2,637,048
Isramco Inc.[a,b]	237	30,111
Jones Energy Inc. Class Aa	2,906	42,079
Kinder Morgan Inc.	173,246	6,236,856
KiOR Inc. Class Aa,b	6,925	11,634
Knightsbridge Tankers Ltd.	6,484	59,588
Kodiak Oil & Gas Corp.[a]	69,333	777,223
Kosmos Energy Ltd.[a]	26,423	295,409
L&L Energy Inc.[a,b]	7,598	12,765
Laredo Petroleum Inc.[a]	12,858	356,038
Magnum Hunter Resources Corp.[a]	43,004	314,359
Marathon Oil Corp.	185,190	6,537,207
Marathon Petroleum Corp.	79,228	7,267,584
Matador Resources Co.[a,b]	15,197	283,272
Midstates Petroleum Co. Inc.[a,b]	6,245	41,342
Miller Energy Resources Inc.[a,b]	9,738	68,556
Murphy Oil Corp.	49,919	3,238,745
Newfield Exploration Co.[a]	35,352	870,720
Noble Energy Inc.	93,719	6,383,201
Nordic American Tankers Ltd.[b]	22,656	219,763
Northern Oil and Gas Inc.[a,b]	16,609	250,298
Oasis Petroleum Inc.[a]	26,420	1,240,947
Occidental Petroleum Corp.	210,712	20,038,711
Panhandle Oil and Gas Inc.	1,828	61,073
PBF Energy Inc.	5,892	185,362
PDC Energy Inc.[a,b]	9,327	496,383
Peabody Energy Corp.	70,494	1,376,748
Penn Virginia Corp.[a]	14,120	133,152
PetroCorp Inc. Escrow[a,d]	1,248	—
PetroQuest Energy Inc.[a]	14,553	62,869
Phillips 66	161,616	12,465,442
Pioneer Natural Resources Co.	35,575	6,548,290
QEP Resources Inc.	46,829	1,435,309
Quicksilver Resources Inc.[a,b]	30,441	93,454
Range Resources Corp.	42,482	3,581,657
Renewable Energy Group Inc.[a,b]	5,558	63,695
Rentech Inc.[a]	48,306	84,536
Resolute Energy Corp.[a]	17,625	159,154
REX American Resources Corp.[a]	1,656	74,040
Rex Energy Corp.[a,b]	11,381	224,320
Rosetta Resources Inc.[a]	15,893	763,500
Sanchez Energy Corp.[a,b]	9,920	243,139
SandRidge Energy Inc.[a,b]	128,694	781,173
Scorpio Tankers Inc.	49,762	586,694

Security	Shares	Value

SemGroup Corp. Class A	10,927	$712,768
Ship Finance International Ltd.[b]	17,248	282,522
SM Energy Co.	17,349	1,441,875
Solazyme Inc.[a,b]	12,519	136,332
Southwestern Energy Co.[a]	91,943	3,616,118
Spectra Energy Corp.	174,975	6,232,610
Stone Energy Corp.[a,b]	13,001	449,705
Swift Energy Co.[a,b]	11,327	152,915
Synergy Resources Corp.[a]	17,834	165,143
Targa Resources Corp.	8,618	759,849
Teekay Corp.	9,537	457,871
Teekay Tankers Ltd. Class A	16,554	65,057
Tesoro Corp.	35,478	2,075,463
Triangle Petroleum Corp.[a]	17,723	147,455
Ultra Petroleum Corp.[a,b]	40,165	869,572
Ur-Energy Inc.[a]	31,689	43,731
Uranium Energy Corp.[a,b]	22,317	44,634
VAALCO Energy Inc.[a,b]	15,240	105,004
Valero Energy Corp.	142,591	7,186,586
W&T Offshore Inc.	9,070	145,120
Warren Resources Inc.[a]	18,380	57,713
Western Refining Inc.	13,998	593,655
Westmoreland Coal Co.[a]	2,862	55,208
Whiting Petroleum Corp.[a]	30,927	1,913,453
Williams Companies Inc. (The)	178,505	6,884,938
World Fuel Services Corp.	18,862	814,084
WPX Energy Inc.[a]	52,203	1,063,897
ZaZa Energy Corp.[a,b]	6,595	6,302

		408,430,182
PAPER & FOREST PRODUCTS — 0.18%
Boise Cascade Co.[a]	3,585	105,686
Clearwater Paper Corp.[a]	6,092	319,830
Deltic Timber Corp.	2,888	196,211
Domtar Corp.	8,645	815,569
International Paper Co.	116,145	5,694,589
KapStone Paper and Packaging Corp.[a]	10,614	592,898
Louisiana-Pacific Corp.[a]	36,042	667,137
Neenah Paper Inc.	4,172	178,436
P.H. Glatfelter Co.	11,125	307,495
Resolute Forest Products Inc.[a]	18,278	292,814
Schweitzer-Mauduit International Inc.	8,118	417,834
Wausau Paper Corp.	11,560	146,581

		9,735,080
PERSONAL PRODUCTS — 0.21%
Avon Products Inc.	112,781	1,942,089
Coty Inc. Class A	14,890	227,072
Elizabeth Arden Inc.[a,b]	6,638	235,317
Estee Lauder Companies Inc. (The) Class A	60,624	4,566,200
Female Health Co. (The)	5,229	44,446
Herbalife Ltd.[b]	22,303	1,755,246
Inter Parfums Inc.	4,281	153,303
Lifevantage Corp.[a]	29,647	48,918
Medifast Inc.[a,b]	3,628	94,800
Nature’s Sunshine Products Inc.	3,075	53,259
Nu Skin Enterprises Inc. Class A	15,302	2,115,042
Nutraceutical International Corp.[a]	2,110	56,506
Revlon Inc. Class Aa	3,020	75,379
Star Scientific Inc.[a,b]	38,181	44,290
Synutra International Inc.[a,b]	4,507	40,022
USANA Health Sciences Inc.[a]	1,616	122,137

		11,574,026

244

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

PHARMACEUTICALS — 4.94%
AbbVie Inc.	414,206	$21,874,219
AcelRx Pharmaceuticals Inc.[a,b]	5,495	62,148
Actavis PLC[a]	45,341	7,617,288
Akorn Inc.[a,b]	14,907	367,159
Alimera Sciences Inc.[a,b]	4,470	21,054
Allergan Inc.	77,519	8,610,811
Ampio Pharmaceuticals Inc.[a,b]	7,060	50,338
Aratana Therapeutics Inc.[a]	2,611	49,870
Auxilium Pharmaceuticals Inc.[a,b]	12,679	262,962
AVANIR Pharmaceuticals Inc. Class Aa,b	35,533	119,391
BioDelivery Sciences International Inc.[a,b]	5,666	33,373
Bristol-Myers Squibb Co.	429,561	22,831,167
Cadence Pharmaceuticals Inc.[a,b]	15,799	142,981
Cempra Inc.[a]	3,566	44,183
Corcept Therapeutics Inc.[a,b]	12,985	41,812
Cornerstone Therapeutics Inc.[a]	2,051	19,464
Depomed Inc.[a,b]	14,469	153,082
Eli Lilly and Co.	260,017	13,260,867
Endo Health Solutions Inc.[a]	29,341	1,979,344
Endocyte Inc.[a,b]	7,787	83,243
Forest Laboratories Inc.[a]	69,557	4,175,507
Hi-Tech Pharmacal Co. Inc.[a]	2,870	124,529
Horizon Pharma Inc.[a,b]	10,832	82,540
Hospira Inc.[a]	43,319	1,788,208
Impax Laboratories Inc.[a]	17,564	441,559
Jazz Pharmaceuticals PLC[a]	13,568	1,717,166
Johnson & Johnson	734,281	67,252,797
Lannett Co. Inc.[a,b]	6,461	213,859
Mallinckrodt PLC[a]	15,061	787,088
Medicines Co. (The)[a,b]	16,743	646,615
Merck & Co. Inc.	789,490	39,513,974
Mylan Inc.[a]	99,440	4,315,696
Nektar Therapeutics[a,b]	29,968	340,137
Omeros Corp.[a,b]	6,738	76,072
Pacira Pharmaceuticals Inc.[a,b]	7,173	412,376
Pernix Therapeutics Holdings[a,b]	2,349	5,919
Perrigo Co. PLC	33,094	5,078,605
Pfizer Inc.	1,748,455	53,555,177
POZEN Inc.[a]	6,805	54,712
Prestige Brands Holdings Inc.[a]	13,121	469,732
Questcor Pharmaceuticals Inc.[b]	13,490	734,530
Repros Therapeutics Inc.[a]	5,280	96,624
Sagent Pharmaceuticals Inc.[a]	4,323	109,718
Salix Pharmaceuticals Ltd.[a,b]	15,993	1,438,410
Santarus Inc.[a]	14,097	450,540
SciClone Pharmaceuticals Inc.[a,b]	14,868	74,935
Sucampo Pharmaceuticals Inc. Class Aa	2,780	26,132
Supernus Pharmaceuticals Inc.[a,b]	938	7,073
TherapeuticsMD Inc.[a]	20,416	106,367
ViroPharma Inc.[a]	16,746	834,788
VIVUS Inc.[a,b]	26,148	237,424
XenoPort Inc.[a]	11,365	65,349
Zoetis Inc.	130,725	4,273,400
Zogenix Inc.[a,b]	14,026	48,249

		267,180,563
PROFESSIONAL SERVICES — 0.41%
Acacia Research Corp.[b]	12,971	188,598
Advisory Board Co. (The)[a,b]	10,011	637,400

Security	Shares	Value

Barrett Business Services Inc.	1,859	$172,404
CBIZ Inc.[a,b]	10,077	91,902
CDI Corp.	3,645	67,542
Corporate Executive Board Co. (The)	8,774	679,371
CRA International Inc.[a]	2,807	55,579
Dun & Bradstreet Corp. (The)	10,469	1,285,070
Equifax Inc.	31,359	2,166,593
Exponent Inc.	3,556	275,377
Franklin Covey Co.[a]	3,519	69,958
FTI Consulting Inc.[a,b]	10,211	420,081
GP Strategies Corp.[a]	3,825	113,947
Heidrick & Struggles International Inc.	4,750	95,665
Huron Consulting Group Inc.[a,b]	6,138	384,975
ICF International Inc.[a]	5,150	178,756
IHS Inc. Class Aa	17,219	2,061,114
Insperity Inc.	6,006	216,997
Kelly Services Inc. Class A	6,871	171,363
Kforce Inc.	7,500	153,450
Korn/Ferry International[a]	12,560	328,067
Manpowergroup Inc.	20,195	1,733,943
Mistras Group Inc.[a]	4,071	85,002
Navigant Consulting Inc.[a,b]	13,542	260,006
Nielsen Holdings NV	57,066	2,618,759
Odyssey Marine Exploration Inc.[a,b]	18,611	37,594
On Assignment Inc.[a,b]	13,448	469,604
Pendrell Corp.[a,b]	41,981	84,382
Resources Connection Inc.	11,066	158,576
Robert Half International Inc.	36,453	1,530,661
RPX Corp.[a,b]	8,497	143,599
Towers Watson & Co. Class A	17,005	2,170,008
TrueBlue Inc.[a]	10,636	274,196
Verisk Analytics Inc. Class Aa	39,527	2,597,714
VSE Corp.	1,050	50,411
WageWorks Inc.[a,b]	6,552	389,451

		22,418,115
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.02%
Acadia Realty Trust[b]	14,014	347,968
AG Mortgage Investment Trust Inc.	7,145	111,748
Agree Realty Corp.	2,951	85,638
Alexander’s Inc.	614	202,620
Alexandria Real Estate Equities Inc.	18,732	1,191,730
American Assets Trust Inc.	8,223	258,449
American Campus Communities Inc.	27,174	875,274
American Capital Agency Corp.	104,103	2,008,147
American Capital Mortgage Investment Corp.	15,272	266,649
American Homes 4 Rent	13,255	214,731
American Realty Capital Properties Inc.[b]	40,249	517,602
American Residential Properties Inc.[a,b]	3,610	61,948
American Tower Corp.	103,913	8,294,336
AmREIT Inc.	4,200	70,560
Annaly Capital Management Inc.[b]	247,634	2,468,911
Anworth Mortgage Asset Corp.[b]	35,979	151,472
Apartment Investment and Management Co. Class A	37,731	977,610
Apollo Commercial Real Estate Finance Inc.	10,208	165,880
Apollo Residential Mortgage Inc.	7,946	117,442
Ares Commercial Real Estate Corp.	7,639	100,071
Armada Hoffler Properties Inc.	4,961	46,038
ARMOUR Residential REIT Inc.	97,380	390,494
Ashford Hospitality Prime Inc.	3,970	72,254
Ashford Hospitality Trust Inc.	19,694	163,066
Associated Estates Realty Corp.	17,532	281,389
AvalonBay Communities Inc.	33,856	4,002,795
Aviv REIT Inc.	3,000	71,100

245

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

BioMed Realty Trust Inc.[b]	49,246	$892,337
Boston Properties Inc.	39,649	3,979,570
Brandywine Realty Trust[b]	42,035	592,273
BRE Properties Inc. Class A	20,188	1,104,485
Brixmor Property Group Inc.	12,442	252,946
Camden Property Trust	22,159	1,260,404
Campus Crest Communities Inc.	16,890	158,935
Capstead Mortgage Corp.	24,561	296,697
CBL & Associates Properties Inc.	42,669	766,335
Cedar Realty Trust Inc.	15,297	95,759
Chambers Street Properties	65,114	498,122
Chatham Lodging Trust	7,423	151,800
Chesapeake Lodging Trust	12,453	314,936
Chimera Investment Corp.	269,902	836,696
Colony Financial Inc.	20,075	407,322
CommonWealth REIT	31,097	724,871
CoreSite Realty Corp.	5,467	175,983
Corporate Office Properties Trust	22,427	531,296
Corrections Corp. of America	31,179	999,910
Cousins Properties Inc.	43,945	452,633
CubeSmart	34,857	555,621
CyrusOne Inc.	4,972	111,025
CYS Investments Inc.	45,807	339,430
DCT Industrial Trust Inc.[b]	73,970	527,406
DDR Corp.[b]	77,572	1,192,282
DiamondRock Hospitality Co.[b]	49,564	572,464
Digital Realty Trust Inc.[b]	33,689	1,654,804
Douglas Emmett Inc.[b]	36,758	856,094
Duke Realty Corp.	84,288	1,267,691
DuPont Fabros Technology Inc.[b]	15,997	395,286
Dynex Capital Inc.	14,443	115,544
EastGroup Properties Inc.	7,902	457,763
Education Realty Trust Inc.	29,628	261,319
Ellington Residential Mortgage REIT	1,709	26,284
Empire State Realty Trust Inc. Class A	21,593	330,373
EPR Properties[b]	13,811	678,949
Equity Lifestyle Properties, Inc.	21,690	785,829
Equity One Inc.[b]	15,731	353,004
Equity Residential	94,080	4,879,930
Essex Property Trust Inc.	9,964	1,429,934
Excel Trust Inc.	13,330	151,829
Extra Space Storage Inc.	29,024	1,222,781
Federal Realty Investment Trust	17,546	1,779,340
FelCor Lodging Trust Inc.[a]	33,023	269,468
First Industrial Realty Trust Inc.[b]	28,121	490,711
First Potomac Realty Trust	15,381	178,881
Franklin Street Properties Corp.[b]	24,247	289,752
Gaming and Leisure Properties Inc.[a]	20,196	1,026,159
General Growth Properties Inc.	148,013	2,970,621
GEO Group Inc. (The)	16,931	545,517
Getty Realty Corp.[b]	6,827	125,412
Gladstone Commercial Corp.	2,978	53,515
Glimcher Realty Trust	36,570	342,295
Government Properties Income Trust[b]	13,242	329,064
Gramercy Property Trust Inc.[a]	12,054	69,310
Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,857	53,844
Hatteras Financial Corp.	25,678	419,578
HCP Inc.	118,767	4,313,617
Health Care REIT Inc.[b]	74,380	3,984,537
Healthcare Realty Trust Inc.	25,537	544,193
Healthcare Trust of America Inc. Class A	29,145	286,787
Hersha Hospitality Trust	52,938	294,865
Highwoods Properties Inc.	22,877	827,461
Home Properties Inc.	14,911	799,528
Hospitality Properties Trust	39,251	1,060,954

Security	Shares	Value

Host Hotels & Resorts Inc.	194,675	$3,784,482
Hudson Pacific Properties Inc.	11,028	241,182
Inland Real Estate Corp.[b]	27,108	285,176
Invesco Mortgage Capital Inc.	35,048	514,505
Investors Real Estate Trust	31,733	272,269
iStar Financial Inc.[a]	22,175	316,437
Javelin Mortgage Investment Corp.	3,017	42,027
Kilroy Realty Corp.	21,252	1,066,425
Kimco Realty Corp.	107,364	2,120,439
Kite Realty Group Trust[b]	34,272	225,167
LaSalle Hotel Properties[b]	27,693	854,606
Lexington Realty Trust[b]	42,442	433,333
Liberty Property Trust[b]	33,873	1,147,278
LTC Properties Inc.	8,994	318,298
Macerich Co. (The)	35,965	2,117,979
Mack-Cali Realty Corp.[b]	23,164	497,563
Medical Properties Trust Inc.[b]	45,148	551,708
MFA Financial Inc.	93,874	662,750
Mid-America Apartment Communities Inc.	19,461	1,182,061
Monmouth Real Estate Investment Corp. Class A	10,584	96,208
National Health Investors Inc.	7,656	429,502
National Retail Properties Inc.[b]	30,420	922,639
New Residential Investment Corp.	66,173	442,036
New York Mortgage Trust Inc.[b]	16,657	116,432
NorthStar Realty Finance Corp.[b]	76,019	1,022,455
Omega Healthcare Investors Inc.[b]	32,505	968,649
One Liberty Properties Inc.	3,023	60,853
Parkway Properties Inc.	14,668	282,946
Pebblebrook Hotel Trust	16,019	492,744
Pennsylvania Real Estate Investment Trust[b]	18,495	351,035
PennyMac Mortgage Investment Trust[c]	14,647	336,295
Physicians Realty Trust	3,058	38,959
Piedmont Office Realty Trust Inc. Class A	43,843	724,286
Plum Creek Timber Co. Inc.	46,408	2,158,436
Post Properties Inc.	14,291	646,382
Potlatch Corp.	10,636	443,947
Prologis Inc.	130,227	4,811,888
PS Business Parks Inc.	4,830	369,109
Public Storage	37,400	5,629,448
QTS Realty Trust Inc. Class A	3,696	91,587
RAIT Financial Trust[b]	17,381	155,908
Ramco-Gershenson Properties Trust[b]	16,335	257,113
Rayonier Inc.	32,971	1,388,079
Realty Income Corp.	46,325	1,729,312
Redwood Trust Inc.[b]	20,752	401,966
Regency Centers Corp.	23,581	1,091,800
Resource Capital Corp.	32,959	195,447
Retail Opportunity Investments Corp.	17,750	261,280
Retail Properties of America Inc. Class A	35,027	445,543
Rexford Industrial Realty Inc.	4,438	58,582
RLJ Lodging Trust	32,249	784,296
Rouse Properties Inc.[b]	5,822	129,190
Ryman Hospitality Properties Inc.	11,549	482,517
Sabra Healthcare REIT Inc.	9,701	253,584
Saul Centers Inc.	1,972	94,124
Select Income REIT	7,160	191,458
Senior Housing Properties Trust[b]	49,335	1,096,717
Silver Bay Realty Trust Corp.	3,640	58,204
Simon Property Group Inc.	81,021	12,328,155
SL Green Realty Corp.	21,181	1,956,701
Sovran Self Storage Inc.	8,178	532,960
Spirit Realty Capital Inc.	96,638	949,951
STAG Industrial Inc.	11,176	227,879
Starwood Property Trust Inc.	50,878	1,409,321
Strategic Hotels & Resorts Inc.[a]	47,298	446,966

246

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

Summit Hotel Properties Inc.	25,805	$232,245
Sun Communities Inc.[b]	9,456	403,204
Sunstone Hotel Investors Inc.	47,976	642,878
Tanger Factory Outlet Centers Inc.	24,366	780,199
Taubman Centers Inc.	16,646	1,064,012
Terreno Realty Corp.	8,910	157,707
Two Harbors Investment Corp.	94,091	873,164
UDR Inc.	65,838	1,537,317
UMH Properties Inc.	3,348	31,538
Universal Health Realty Income Trust	2,895	115,974
Urstadt Biddle Properties Inc. Class A	5,967	110,091
Ventas Inc.	76,607	4,388,049
Vornado Realty Trust	48,839	4,336,415
Washington Real Estate Investment Trust	17,449	407,609
Weingarten Realty Investors	31,919	875,219
Western Asset Mortgage Capital Corp.[b]	6,636	98,744
Weyerhaeuser Co.	152,211	4,805,301
Whitestone REIT Class B	9,116	121,881
Winthrop Realty Trust	7,720	85,306
WP Carey Inc.	14,980	919,023
ZAIS Financial Corp.	1,527	24,478

		163,237,211
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
Alexander & Baldwin Inc.	11,039	460,658
Altisource Residential Corp.	11,051	332,746
AV Homes Inc.[a,b]	2,536	46,079
CBRE Group Inc. Class Aa	72,976	1,919,269
Consolidated-Tomoka Land Co.	1,063	38,576
Forest City Enterprises Inc. Class Aa	40,523	773,989
Forestar Group Inc.[a]	9,024	191,941
Howard Hughes Corp. (The)[a]	10,363	1,244,596
Jones Lang LaSalle Inc.	11,498	1,177,280
Kennedy-Wilson Holdings Inc.	14,065	312,946
RE/MAX Holdings Inc. Class Aa	3,041	97,525
Realogy Holdings Corp.[a]	31,390	1,552,863
St. Joe Co. (The)[a,b]	16,123	309,400
Tejon Ranch Co.[a]	3,516	129,248

		8,587,116
ROAD & RAIL — 0.96%
AMERCO[a]	1,916	455,702
Arkansas Best Corp.	6,580	221,614
Avis Budget Group Inc.[a]	27,740	1,121,251
Celadon Group Inc.	5,131	99,952
Con-way Inc.	14,685	583,141
CSX Corp.	267,246	7,688,667
Genesee & Wyoming Inc. Class Aa	11,351	1,090,264
Heartland Express Inc.	12,578	246,780
Hertz Global Holdings Inc.[a]	90,568	2,592,056
J.B. Hunt Transport Services Inc.	23,724	1,833,865
Kansas City Southern Industries Inc.	28,718	3,556,150
Knight Transportation Inc.	15,066	276,311
Landstar System Inc.	12,407	712,782
Marten Transport Ltd.	5,989	120,918
Norfolk Southern Corp.	82,392	7,648,449
Old Dominion Freight Line Inc.[a]	18,725	992,800
Patriot Transportation Holding Inc.[a]	1,650	68,492
Quality Distribution Inc.[a]	5,650	72,490
Roadrunner Transportation Systems Inc.[a]	4,635	124,913
Ryder System Inc.	13,500	996,030
Saia Inc.[a,b]	6,307	202,139
Swift Transportation Co.[a,b]	21,006	466,543

Security	Shares	Value

Union Pacific Corp.	122,089	$20,510,952
Universal Truckload Services Inc.	1,349	41,158
Werner Enterprises Inc.	11,578	286,324
YRC Worldwide Inc.[a,b]	2,497	43,373

		52,053,116
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.16%
Advanced Energy Industries Inc.[a]	10,447	238,818
Advanced Micro Devices Inc.[a,b]	158,101	611,851
Alpha & Omega Semiconductor Ltd.[a]	4,578	35,296
Altera Corp.	83,724	2,723,542
Ambarella Inc.[a,b]	4,841	164,255
Amkor Technology Inc.[a,b]	19,304	118,334
ANADIGICS Inc.[a]	19,201	35,330
Analog Devices Inc.	80,527	4,101,240
Applied Materials Inc.	314,114	5,556,677
Applied Micro Circuits Corp.[a,b]	22,243	297,611
Atmel Corp.[a]	112,084	877,618
ATMI Inc.[a,b]	8,394	253,583
Avago Technologies Ltd.	64,330	3,402,414
Axcelis Technologies Inc.[a]	27,274	66,549
Broadcom Corp. Class A	149,297	4,426,656
Brooks Automation Inc.	17,367	182,180
Cabot Microelectronics Corp.[a]	6,078	277,765
Cavium Inc.[a,b]	12,977	447,836
CEVA Inc.[a,b]	6,011	91,487
Cirrus Logic Inc.[a,b]	16,915	345,573
Cohu Inc.	6,101	64,060
Cree Inc.[a,b]	30,576	1,913,140
Cypress Semiconductor Corp.	38,412	403,326
Diodes Inc.[a,b]	9,184	216,375
DSP Group Inc.[a]	6,062	58,862
Entegris Inc.[a,b]	35,989	417,472
Entropic Communications Inc.[a]	23,268	109,592
Exar Corp.[a]	9,831	115,907
Fairchild Semiconductor International Inc.[a,b]	33,474	446,878
First Solar Inc.[a]	17,710	967,674
FormFactor Inc.[a]	12,937	77,881
Freescale Semiconductor Ltd.[a,b]	17,796	285,626
GSI Technology Inc.[a,b]	5,140	34,130
GT Advanced Technologies Inc.[a]	31,301	272,945
Hittite Microwave Corp.[a,b]	8,235	508,347
Inphi Corp.[a]	6,106	78,767
Integrated Device Technology Inc.[a,b]	33,851	344,942
Integrated Silicon Solution Inc.[a]	7,182	86,830
Intel Corp.	1,299,786	33,742,445
Intermolecular Inc.[a,b]	3,696	18,184
International Rectifier Corp.[a,b]	18,175	473,822
Intersil Corp. Class A	33,361	382,651
IXYS Corp.	6,571	85,226
KLA-Tencor Corp.	43,336	2,793,439
Kopin Corp.[a,b]	17,611	74,318
Lam Research Corp.[a]	42,495	2,313,853
Lattice Semiconductor Corp.[a]	30,701	169,163
Linear Technology Corp.	60,743	2,766,844
LSI Corp.	143,670	1,583,243
LTX-Credence Corp.[a]	12,708	101,537
M/A-COM Technology Solutions Holdings Inc.[a]	1,655	28,118
Marvell Technology Group Ltd.	103,102	1,482,607
Maxim Integrated Products Inc.	76,106	2,124,118
MaxLinear Inc. Class Aa	5,849	61,005
Micrel Inc.	12,704	125,388
Microchip Technology Inc.	51,125	2,287,844
Micron Technology Inc.[a]	269,044	5,854,397

247

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

Microsemi Corp.[a,b]	26,251	$654,962
MKS Instruments Inc.	13,773	412,364
Monolithic Power Systems Inc.[a]	9,628	333,706
MoSys Inc.[a,b]	9,434	52,076
Nanometrics Inc.[a]	6,120	116,586
NeoPhotonics Corp.[a]	5,127	36,197
NVE Corp.[a]	1,195	69,645
NVIDIA Corp.	150,665	2,413,653
OmniVision Technologies Inc.[a,b]	13,624	234,333
ON Semiconductor Corp.[a]	119,432	984,120
PDF Solutions Inc.[a,b]	6,439	164,967
Peregrine Semiconductor Corp.[a,b]	6,904	51,159
Pericom Semiconductor Corp.[a]	6,005	53,204
Photronics Inc.[a,b]	15,669	141,491
PLX Technology Inc.[a]	9,766	64,260
PMC-Sierra Inc.[a,b]	54,623	351,226
Power Integrations Inc.	7,484	417,757
Rambus Inc.[a,b]	29,000	274,630
RF Micro Devices Inc.[a,b]	72,997	376,665
Rubicon Technology Inc.[a,b]	4,557	45,342
Rudolph Technologies Inc.[a]	8,572	100,635
Semtech Corp.[a]	17,230	435,574
Sigma Designs Inc.[a]	8,737	41,239
Silicon Image Inc.[a]	21,800	134,070
Silicon Laboratories Inc.[a]	11,163	483,470
Skyworks Solutions Inc.[a]	49,781	1,421,745
Spansion Inc. Class Aa,b	12,631	175,445
SunEdison Inc.[a,b]	69,486	906,792
SunPower Corp.[a,b]	10,446	311,395
Supertex Inc.[a]	2,701	67,660
Synaptics Inc.[a,b]	8,820	456,964
Teradyne Inc.[a,b]	48,893	861,495
Tessera Technologies Inc.	13,613	268,312
Texas Instruments Inc.	289,387	12,706,983
TriQuint Semiconductor Inc.[a,b]	44,132	368,061
Ultra Clean Holdings Inc.[a]	6,497	65,165
Ultratech Inc.[a,b]	6,864	199,056
Veeco Instruments Inc.[a,b]	10,112	332,786
Xilinx Inc.	68,865	3,162,281

		116,873,042
SOFTWARE — 3.69%
Accelrys Inc.[a]	14,694	140,181
ACI Worldwide Inc.[a,b]	10,461	679,965
Activision Blizzard Inc.	69,705	1,242,840
Actuate Corp.[a]	12,905	99,498
Adobe Systems Inc.[a]	131,027	7,845,897
Advent Software Inc.	8,195	286,743
American Software Inc. Class A	6,202	61,214
ANSYS Inc.[a]	24,251	2,114,687
Aspen Technology Inc.[a]	24,491	1,023,724
Autodesk Inc.[a]	58,662	2,952,458
AVG Technologies[a,b]	6,224	107,115
Blackbaud Inc.	11,810	444,646
Bottomline Technologies Inc.[a,b]	11,382	411,573
BroadSoft Inc.[a,b]	7,151	195,508
CA Inc.	85,751	2,885,521
Cadence Design Systems Inc.[a]	74,146	1,039,527
Callidus Software Inc.[a]	9,075	124,600
Citrix Systems Inc.[a]	49,011	3,099,946
CommVault Systems Inc.[a,b]	12,115	907,171
Compuware Corp.	57,306	642,400
Comverse Inc.[a]	5,676	220,229
Concur Technologies Inc.[a,b]	12,683	1,308,632

Security	Shares	Value

Cyan Inc.[a,b]	2,080	$11,003
Digimarc Corp.	1,879	36,190
Ebix Inc.[b]	7,542	111,018
Electronic Arts Inc.[a]	81,183	1,862,338
Ellie Mae Inc.[a,b]	6,618	177,826
EPIQ Systems Inc.	8,434	136,715
ePlus Inc.[a]	1,075	61,103
FactSet Research Systems Inc.[b]	11,518	1,250,624
Fair Isaac Corp.	9,029	567,382
FireEye Inc.[a]	4,579	199,690
FleetMatics Group PLC[a]	4,242	183,466
Fortinet Inc.[a]	34,458	659,182
Gigamon Inc.[a]	2,021	56,750
Glu Mobile Inc.[a,b]	14,267	55,499
Guidance Software Inc.[a,b]	3,920	39,592
Guidewire Software Inc.[a,b]	12,767	626,477
Imperva Inc.[a,b]	5,245	252,442
Infoblox Inc.[a,b]	13,058	431,175
Informatica Corp.[a]	28,446	1,180,509
Interactive Intelligence Group Inc.[a,b]	3,918	263,916
Intuit Inc.	77,534	5,917,395
Jive Software Inc.[a]	10,384	116,820
Manhattan Associates Inc.[a]	4,971	583,993
Mentor Graphics Corp.	24,384	586,923
MICROS Systems Inc.[a,b]	20,501	1,176,142
Microsoft Corp.	2,183,009	81,710,027
MicroStrategy Inc. Class Aa	2,765	343,524
Mitek Systems Inc.[a,b]	5,815	34,541
Model N Inc.[a]	2,107	24,842
Monotype Imaging Holdings Inc.	9,727	309,902
NetScout Systems Inc.[a,b]	9,628	284,893
NetSuite Inc.[a,b]	9,014	928,622
Nuance Communications Inc.[a,b]	68,344	1,038,829
Oracle Corp.	928,325	35,517,714
Pegasystems Inc.	4,563	224,408
Progress Software Corp.[a]	14,435	372,856
Proofpoint Inc.[a,b]	5,717	189,633
PROS Holdings Inc.[a,b]	5,740	229,026
PTC Inc.[a,b]	31,422	1,112,025
QAD Inc. Class A	1,706	30,128
QLIK Technologies Inc.[a,b]	22,412	596,832
Qualys Inc.[a]	4,118	95,167
Rally Software Development Corp.[a,b]	1,817	35,341
RealPage Inc.[a,b]	12,130	283,599
Red Hat Inc.[a]	49,590	2,779,024
Rosetta Stone Inc.[a]	2,834	34,631
Rovi Corp.[a]	27,067	532,949
Salesforce.com Inc.[a]	154,273	8,514,327
Sapiens International Corp.	3,677	28,350
SeaChange International Inc.[a]	7,556	91,881
ServiceNow Inc.[a,b]	20,630	1,155,486
Silver Spring Networks Inc.[a]	1,583	33,243
SolarWinds Inc.[a]	17,163	649,276
Solera Holdings Inc.	17,799	1,259,457
Splunk Inc.[a]	26,790	1,839,669
SS&C Technologies Holdings Inc.[a]	15,264	675,585
Symantec Corp.	182,091	4,293,706
Synchronoss Technologies Inc.[a,b]	7,188	223,331
Synopsys Inc.[a]	40,381	1,638,257
Tableau Software Inc. Class Aa	2,505	172,670
Take-Two Interactive Software Inc.[a,b]	20,497	356,033
Tangoe Inc.[a,b]	7,817	140,784
TeleCommunication Systems Inc.[a,b]	12,459	28,905
TeleNav Inc.[a]	4,187	27,592
TIBCO Software Inc.[a]	43,248	972,215

248

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

TiVo Inc.[a,b]	32,610	$427,843
Tyler Technologies Inc.[a,b]	8,713	889,859
Ultimate Software Group Inc. (The)[a]	7,194	1,102,265
Vasco Data Security International Inc.[a,b]	7,470	57,743
Verint Systems Inc.[a]	13,766	591,112
VirnetX Holding Corp.[a,b]	10,956	212,656
VMware Inc. Class Aa,b	22,365	2,006,364
Vringo Inc.[a,b]	17,533	51,898
Workday Inc. Class Aa,b	9,690	805,820
Zynga Inc. Class Aa	152,485	579,443

		199,912,528
SPECIALTY RETAIL — 2.49%
Aaron’s Inc.	19,868	584,119
Abercrombie & Fitch Co. Class Ab	20,587	677,518
Advance Auto Parts Inc.	18,950	2,097,386
Aeropostale Inc.[a,b]	21,340	193,981
America’s Car-Mart Inc.[a,b]	2,072	87,501
American Eagle Outfitters Inc.	49,972	719,597
ANN INC.[a,b]	12,798	467,895
Asbury Automotive Group Inc.[a,b]	8,120	436,369
Ascena Retail Group Inc.[a]	32,373	685,013
AutoNation Inc.[a]	13,319	661,821
AutoZone Inc.[a]	9,249	4,420,467
Barnes & Noble Inc.[a]	10,579	158,156
bebe stores inc.	9,857	52,439
Bed Bath & Beyond Inc.[a]	57,105	4,585,532
Best Buy Co. Inc.	70,888	2,827,013
Big 5 Sporting Goods Corp.	4,278	84,790
Body Central Corp.[a]	4,211	16,591
Brown Shoe Co. Inc.	11,386	320,402
Buckle Inc. (The)	7,207	378,800
Cabela’s Inc.[a]	12,462	830,717
CarMax Inc.[a]	58,701	2,760,121
Cato Corp. (The) Class A	7,190	228,642
Chico’s FAS Inc.	42,439	799,551
Children’s Place Retail Stores Inc. (The)[a,b]	6,280	357,772
Christopher & Banks Corp.[a]	9,518	81,284
Citi Trends Inc.[a]	3,856	65,552
Conn’s Inc.[a]	5,867	462,261
Container Store Group Inc. (The)[a]	3,770	175,720
CST Brands Inc.	16,212	595,305
Destination Maternity Corp.	3,568	106,612
Destination XL Group Inc.[a]	10,815	71,055
Dick’s Sporting Goods Inc.	25,599	1,487,302
DSW Inc. Class A	18,656	797,171
Express Inc.[a,b]	22,170	413,914
Finish Line Inc. (The) Class A	13,355	376,210
Five Below Inc.[a,b]	8,592	371,174
Foot Locker Inc.	39,109	1,620,677
Francesca’s Holdings Corp.[a,b]	11,528	212,230
GameStop Corp. Class A	31,090	1,531,493
Gap Inc. (The)	73,014	2,853,387
Genesco Inc.[a,b]	6,473	472,917
GNC Holdings Inc. Class A	25,678	1,500,879
Group 1 Automotive Inc.	5,604	397,996
Guess? Inc.	15,525	482,362
Haverty Furniture Companies Inc.	4,872	152,494
hhgregg Inc.[a,b]	4,068	56,830
Hibbett Sports Inc.[a,b]	6,899	463,682
Home Depot Inc. (The)	381,980	31,452,233
Jos. A. Bank Clothiers Inc.[a]	7,256	397,121
Kirkland’s Inc.[a]	3,287	77,803
L Brands Inc.	62,731	3,879,912

Security	Shares	Value

Lithia Motors Inc. Class A	5,685	$394,653
Lowe’s Companies Inc.	285,486	14,145,831
Lumber Liquidators Holdings Inc.[a,b]	7,161	736,795
MarineMax Inc.[a]	5,266	84,677
Mattress Firm Holding Corp.[a,b]	3,650	157,096
Men’s Wearhouse Inc. (The)	13,377	683,297
Monro Muffler Brake Inc.[b]	8,065	454,543
Murphy USA Inc.[a]	12,491	519,126
New York & Co. Inc.[a]	6,966	30,441
O’Reilly Automotive Inc.[a]	28,918	3,722,036
Office Depot Inc.[a,b]	125,791	665,434
Outerwall Inc.[a,b]	7,392	497,260
Pacific Sunwear of California Inc.[a]	12,040	40,214
Penske Automotive Group Inc.	11,057	521,448
Pep Boys - Manny, Moe & Jack (The)[a]	13,843	168,054
PetSmart Inc.	27,135	1,974,071
Pier 1 Imports Inc.	25,421	586,717
RadioShack Corp.[a,b]	26,049	67,727
Rent-A-Center Inc.	14,834	494,566
Restoration Hardware Holdings Inc.[a]	4,646	312,676
Ross Stores Inc.	57,481	4,307,051
Sally Beauty Holdings Inc.[a]	44,350	1,340,701
Sears Hometown and Outlet Stores Inc.[a,b]	2,054	52,377
Select Comfort Corp.[a]	14,827	312,701
Shoe Carnival Inc.	3,774	109,484
Signet Jewelers Ltd.	21,175	1,666,473
Sonic Automotive Inc. Class A	10,581	259,023
Stage Stores Inc.	7,992	177,582
Staples Inc.	173,516	2,757,169
Stein Mart Inc.	7,027	94,513
Systemax Inc.[a]	3,056	34,380
Tiffany & Co.	29,214	2,710,475
Tile Shop Holdings Inc. (The)[a,b]	4,830	87,278
Tilly’s Inc. Class Aa	2,354	26,953
TJX Companies Inc. (The)	187,779	11,967,156
Tractor Supply Co.	36,493	2,831,127
Trans World Entertainment Corp.[a]	2,782	12,296
Ulta Salon, Cosmetics & Fragrance Inc.[a]	16,619	1,604,066
Urban Outfitters Inc.[a]	28,000	1,038,800
Vitamin Shoppe Inc.[a,b]	7,728	401,933
West Marine Inc.[a]	3,801	54,088
Wet Seal Inc. Class Aa	23,331	63,694
Williams-Sonoma Inc.	25,529	1,487,830
Winmark Corp.	635	58,814
Zale Corp.[a,b]	8,516	134,297
Zumiez Inc.[a,b]	5,756	149,656

		134,984,348
TEXTILES, APPAREL & LUXURY GOODS — 0.88%
American Apparel Inc.[a,b]	15,109	18,584
Carter’s Inc.	14,489	1,040,165
Coach Inc.	73,445	4,122,468
Columbia Sportswear Co.	3,154	248,378
Costa Inc.[a]	2,363	51,348
Crocs Inc.[a]	23,522	374,470
Culp Inc.	2,256	46,135
Deckers Outdoor Corp.[a,b]	8,989	759,211
Fifth & Pacific Companies Inc.[a,b]	31,082	996,800
Fossil Group Inc.[a]	12,863	1,542,788
G-III Apparel Group Ltd.[a,b]	4,314	318,330
Hanesbrands Inc.	25,613	1,799,826
Iconix Brand Group Inc.[a,b]	13,181	523,286
Jones Group Inc. (The)	21,398	320,114
Michael Kors Holdings Ltd.[a]	52,686	4,277,576

249

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

Movado Group Inc.	4,645	$204,426
Nike Inc. Class B	184,857	14,537,155
Oxford Industries Inc.	3,707	299,044
Perry Ellis International Inc.[a]	3,093	48,838
PVH Corp.	21,214	2,885,528
Quiksilver Inc.[a,b]	34,143	299,434
R.G. Barry Corp.	2,368	45,702
Ralph Lauren Corp.	15,680	2,768,618
SKECHERS U.S.A. Inc. Class Aa,b	9,976	330,505
Steven Madden Ltd.[a]	15,505	567,328
Tumi Holdings Inc.[a,b]	12,533	282,619
Under Armour Inc. Class Aa,b	21,857	1,908,116
Unifi Inc.[a]	3,625	98,745
Vera Bradley Inc.[a]	5,151	123,830
VF Corp.	92,687	5,778,108
Vince Holding Corp.[a]	3,013	92,409
Wolverine World Wide Inc.	25,572	868,425

		47,578,309
THRIFTS & MORTGAGE FINANCE — 0.26%
Astoria Financial Corp.	22,742	314,522
Banc of California Inc.	2,642	35,429
Bank Mutual Corp.	11,804	82,746
BankFinancial Corp.	5,477	50,169
BBX Capital Corp.[a]	1,892	29,515
Beneficial Mutual Bancorp Inc.[a]	8,579	93,683
Berkshire Hills Bancorp Inc.	6,457	176,082
BofI Holding Inc.[a]	2,947	231,133
Brookline Bancorp Inc.	18,392	176,011
Capitol Federal Financial Inc.	38,955	471,745
Charter Financial Corp.	5,941	63,985
Clifton Savings Bancorp Inc.	2,162	27,674
Dime Community Bancshares Inc.	8,173	138,287
Doral Financial Corp.[a]	1,598	25,025
ESB Financial Corp.	3,234	45,923
ESSA Bancorp Inc.	2,294	26,519
Essent Group Ltd.[a]	5,940	142,916
EverBank Financial Corp.	21,081	386,626
Federal Agricultural Mortgage Corp. Class C NVS	2,698	92,406
First Defiance Financial Corp.	2,559	66,457
First Federal Bancshares of Arkansas Inc.[a,b]	947	8,239
First Financial Northwest Inc.	4,175	43,295
Flagstar Bancorp Inc.[a]	5,163	101,298
Fox Chase Bancorp Inc.	3,158	54,886
Franklin Financial Corp.[a]	3,799	75,144
Hingham Institution for Savings	290	22,762
Home Bancorp Inc.[a]	1,825	34,401
Home Loan Servicing Solutions Ltd.	19,756	453,795
HomeStreet Inc.	5,332	106,640
Hudson City Bancorp Inc.	138,801	1,308,893
Kearny Financial Corp.[a]	3,976	46,241
Meridian Interstate Bancorp Inc.[a]	2,215	50,015
Meta Financial Group Inc.	1,398	56,381
MGIC Investment Corp.[a,b]	82,802	698,849
NASB Financial Inc.[b]	1,091	32,948
Nationstar Mortgage Holdings Inc.[a,b]	5,526	204,241
New York Community Bancorp Inc.	115,314	1,943,041
Northfield Bancorp Inc	15,253	201,340
Northwest Bancshares Inc.	25,509	377,023
OceanFirst Financial Corp.	3,787	64,871
Ocwen Financial Corp.[a]	27,115	1,503,527
Oritani Financial Corp.	11,857	190,305
PennyMac Financial Services Inc. Class Aa,c	3,152	55,318
People’s United Financial Inc.	80,958	1,224,085

Security	Shares	Value

Provident Financial Holdings Inc.	2,621	$39,315
Provident Financial Services Inc.	15,774	304,754
Radian Group Inc.	45,366	640,568
Rockville Financial Inc.	7,526	106,944
Territorial Bancorp Inc.	2,886	66,955
TFS Financial Corp.[a]	21,328	258,389
Tree.com Inc.[a]	1,654	54,317
TrustCo Bank Corp. NY	24,466	175,666
United Community Financial Corp.[a]	10,389	37,089
United Financial Bancorp Inc.	5,707	107,805
Walker & Dunlop Inc.[a,b]	6,826	110,376
Washington Federal Inc.	28,026	652,726
Waterstone Financial Inc.[a]	1,975	21,923
Westfield Financial Inc.	6,226	46,446
WSFS Financial Corp.	1,993	154,517

		14,312,181
TOBACCO — 1.24%
Alliance One International Inc.[a]	23,583	71,928
Altria Group Inc.	525,359	20,168,532
Lorillard Inc.	98,752	5,004,751
Philip Morris International Inc.	427,618	37,258,356
Reynolds American Inc.	82,369	4,117,626
Universal Corp.	6,056	330,658
Vector Group Ltd.	15,291	250,314

		67,202,165
TRADING COMPANIES & DISTRIBUTORS — 0.34%
Aceto Corp.	7,165	179,197
Air Lease Corp.	19,931	619,456
Aircastle Ltd.	17,871	342,408
Applied Industrial Technologies Inc.	11,001	540,039
Beacon Roofing Supply Inc.[a]	12,339	497,015
BlueLinx Holdings Inc.[a]	8,791	17,143
CAI International Inc.[a]	4,523	106,607
DXP Enterprises Inc.[a]	2,254	259,661
Fastenal Co.	77,363	3,675,516
GATX Corp.	12,325	642,995
H&E Equipment Services Inc.[a]	7,581	224,625
HD Supply Holdings Inc.[a]	16,018	384,592
Houston Wire & Cable Co.	4,609	61,668
Kaman Corp.	6,960	276,521
MRC Global Inc.[a]	21,687	699,623
MSC Industrial Direct Co. Inc. Class A	12,389	1,001,898
Rush Enterprises Inc. Class Aa,b	8,733	258,934
Stock Building Supply Holdings Inc.[a]	1,242	22,629
TAL International Group Inc.	8,843	507,146
Textainer Group Holdings Ltd.[b]	5,594	224,991
Titan Machinery Inc.[a,b]	4,498	80,154
United Rentals Inc.[a,b]	24,783	1,931,835
W.W. Grainger Inc.	15,420	3,938,576
Watsco Inc.	6,725	646,004
WESCO International Inc.[a]	11,463	1,043,935

		18,183,168
TRANSPORTATION INFRASTRUCTURE — 0.00%
Wesco Aircraft Holdings Inc.[a,b]	10,763	235,925

		235,925
WATER UTILITIES — 0.08%
American States Water Co.	9,924	285,117

250

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2013

Security	Shares	Value

American Water Works Co. Inc.	46,572	$1,968,133
Aqua America Inc.	45,643	1,076,718
Artesian Resources Corp. Class A	2,036	46,726
California Water Service Group	12,497	288,306
Connecticut Water Service Inc.	4,274	151,770
Consolidated Water Co. Ltd.	3,764	53,072
Middlesex Water Co.	3,997	83,697
Pure Cycle Corp.[a]	4,534	28,700
SJW Corp.	3,794	113,023
York Water Co. (The)	3,531	73,904

		4,169,166
WIRELESS TELECOMMUNICATION SERVICES — 0.28%
Boingo Wireless Inc.[a]	4,120	26,409
Crown Castle International Corp.[a]	87,428	6,419,838
Leap Wireless International Inc.[a,b]	13,859	241,147
NII Holdings Inc.[a,b]	45,126	124,097
NTELOS Holdings Corp.	3,861	78,108
SBA Communications Corp. Class Aa	33,346	2,995,805
Shenandoah Telecommunications Co.	6,092	156,382
Sprint Corp.[a]	222,854	2,395,680
T-Mobile US Inc.	49,932	1,679,712
Telephone & Data Systems Inc.	25,065	646,176
United States Cellular Corp.	3,632	151,890
USA Mobility Inc.	5,307	75,784

		14,991,028

TOTAL COMMON STOCKS
(Cost: $4,320,874,852)		5,400,432,836

INVESTMENT COMPANIES — 0.00%

CAPITAL MARKETS — 0.00%
Firsthand Technology Value Fund Inc.[a]	2,210	51,206

		51,206

TOTAL INVESTMENT COMPANIES
(Cost: $42,639)		51,206

RIGHTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
EXCO Resources Inc.[a,b]	39,950	6,392

		6,392

TOTAL RIGHTS
(Cost: $0)		6,392

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	5,335	—

		—

TOTAL WARRANTS
(Cost: $0)		—

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.21%

MONEY MARKET FUNDS — 3.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,e,f]	159,238,885	$159,238,885
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,e,f]	9,327,120	9,327,120
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	4,976,468	4,976,468

		173,542,473

TOTAL SHORT-TERM INVESTMENTS
(Cost: $173,542,473)		173,542,473

TOTAL INVESTMENTS IN SECURITIES — 102.99%
(Cost: $4,494,459,964)		5,574,032,907
Other Assets, Less Liabilities — (2.99)%		(161,909,098)

NET ASSETS — 100.00%		$5,412,123,809

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

251

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 3.74%
American Science and Engineering Inc.	82	$5,897
Astronics Corp.[a]	563	28,713
Astronics Corp. Class Ba	107	5,430
B/E Aerospace Inc.[a]	4,294	373,707
Boeing Co. (The)	35,197	4,804,039
Cubic Corp.	61	3,212
Erickson Air-Crane Inc.[a,b]	124	2,578
GenCorp Inc.[a,b]	2,298	41,410
HEICO Corp.	3,035	175,878
Hexcel Corp.[a]	4,661	208,300
Honeywell International Inc.	36,501	3,335,096
Huntington Ingalls Industries Inc.	2,331	209,813
Innovative Solutions and Support Inc.[a]	583	4,250
Keyw Holding Corp. (The)[a,b]	635	8,534
LMI Aerospace Inc.[a,b]	47	693
Lockheed Martin Corp.	12,063	1,793,286
Moog Inc. Class Aa	143	9,715
National Presto Industries Inc.	22	1,771
Precision Castparts Corp.	6,799	1,830,971
Rockwell Collins Inc.	5,614	414,987
Spirit AeroSystems Holdings Inc. Class Aa	720	24,538
Taser International Inc.[a]	2,550	40,494
Teledyne Technologies Inc.[a]	541	49,696
TransDigm Group Inc.	2,437	392,406
Triumph Group Inc.	490	37,274
United Technologies Corp.	39,960	4,547,448

		18,350,136
AIR FREIGHT & LOGISTICS — 0.94%
C.H. Robinson Worldwide Inc.	7,091	413,689
Echo Global Logistics Inc.[a]	714	15,337
Expeditors International of Washington Inc.	9,599	424,756
Forward Air Corp.	1,412	62,001
Hub Group Inc. Class Aa	1,637	65,283
Pacer International Inc.[a]	161	1,330
Park-Ohio Holdings Corp.[a]	387	20,279
United Parcel Service Inc. Class B	33,605	3,531,213
UTi Worldwide Inc.	3,008	52,820
XPO Logistics Inc.[a,b]	230	6,047

		4,592,755
AIRLINES — 0.41%
Alaska Air Group Inc.	3,017	221,357
Allegiant Travel Co.	713	75,179
American Airlines Group Inc.[a,b]	5,321	134,355
Copa Holdings SA Class A	1,545	247,370
Delta Air Lines Inc.	18,224	500,613
Republic Airways Holdings Inc.[a]	1,289	13,779
SkyWest Inc.	229	3,396
Southwest Airlines Co.	3,694	69,595
Spirit Airlines Inc.[a]	2,801	127,194
United Continental Holdings Inc.[a]	16,536	625,557

		2,018,395

Security	Shares	Value

AUTO COMPONENTS — 0.52%
Allison Transmission Holdings Inc.	222	$6,129
American Axle & Manufacturing Holdings Inc.[a]	2,170	44,376
BorgWarner Inc.	10,736	600,250
Cooper Tire & Rubber Co.	344	8,270
Dana Holding Corp.	720	14,126
Delphi Automotive PLC	14,529	873,629
Dorman Products Inc.[a]	1,186	66,499
Drew Industries Inc.	1,067	54,630
Fox Factory Holding Corp.[a]	227	4,000
Gentex Corp.	3,838	126,616
Gentherm Inc.[a,b]	1,442	38,660
Goodyear Tire & Rubber Co. (The)	11,415	272,248
Lear Corp.	380	30,769
Standard Motor Products Inc.	662	24,362
Stoneridge Inc.[a]	1,116	14,229
Tenneco Inc.[a]	2,824	159,754
Tower International Inc.[a]	305	6,527
Visteon Corp.[a]	2,314	189,493

		2,534,567
AUTOMOBILES — 0.49%
Ford Motor Co.	62,956	971,411
Harley-Davidson Inc.	10,414	721,066
Tesla Motors Inc.[a,b]	3,885	584,226
Thor Industries Inc.	2,053	113,387
Winnebago Industries Inc.[a]	1,302	35,740

		2,425,830
BEVERAGES — 3.23%
Boston Beer Co. Inc. (The) Class Aa	377	91,155
Brown-Forman Corp. Class B NVS	7,030	531,257
Coca-Cola Bottling Co. Consolidated	216	15,809
Coca-Cola Co. (The)	177,449	7,330,418
Coca-Cola Enterprises Inc.	11,961	527,839
Constellation Brands Inc. Class Aa	6,721	473,024
Craft Brew Alliance Inc.[a]	162	2,660
Dr Pepper Snapple Group Inc.	9,480	461,866
Monster Beverage Corp.[a]	6,236	422,614
National Beverage Corp.[a]	520	10,483
PepsiCo Inc.	71,743	5,950,364

		15,817,489
BIOTECHNOLOGY — 4.87%
ACADIA Pharmaceuticals Inc.[a]	3,076	76,869
Acceleron Pharma Inc.[a]	251	9,940
Achillion Pharmaceuticals Inc.[a,b]	4,485	14,890
Acorda Therapeutics Inc.[a]	1,908	55,714
Aegerion Pharmaceuticals Inc.[a]	1,345	95,441
Agios Pharmaceuticals Inc.[a,b]	272	6,514
Alexion Pharmaceuticals Inc.[a]	9,066	1,206,322
Alkermes PLC[a]	5,912	240,382
Alnylam Pharmaceuticals Inc.[a,b]	2,596	167,001
AMAG Pharmaceuticals Inc.[a]	1,001	24,294
Amgen Inc.	34,792	3,971,855
Amicus Therapeutics Inc.[a,b]	1,466	3,445
Anacor Pharmaceuticals Inc.[a,b]	1,001	16,797
Arena Pharmaceuticals Inc.[a,b]	8,642	50,556
ARIAD Pharmaceuticals Inc.[a,b]	8,211	55,999

252

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

ArQule Inc.[a]	2,685	$5,773
Array BioPharma Inc.[a,b]	6,066	30,391
Biogen Idec Inc.[a]	11,007	3,079,208
BioMarin Pharmaceutical Inc.[a]	6,456	453,663
Biotime Inc.[a,b]	1,512	5,443
Bluebird Bio Inc.[a,b]	271	5,686
Celgene Corp.[a]	19,350	3,269,376
Cell Therapeutics Inc.[a]	5,235	10,051
Celldex Therapeutics Inc.[a,b]	3,870	93,693
Cepheid Inc.[a,b]	3,037	141,889
Chelsea Therapeutics International Ltd.[a]	3,114	13,795
ChemoCentryx Inc.[a,b]	1,141	6,606
Chimerix Inc.[a]	395	5,968
Clovis Oncology Inc.[a]	831	50,084
Coronado Biosciences Inc.[a,b]	1,233	3,243
Cubist Pharmaceuticals Inc.[a]	2,970	204,544
Curis Inc.[a]	2,951	8,322
Cytokinetics Inc.[a,b]	922	5,993
Cytori Therapeutics Inc.[a,b]	2,265	5,821
Dendreon Corp.[a,b]	7,151	21,381
Durata Therapeutics Inc.[a]	650	8,313
Dyax Corp.[a]	5,617	42,296
Dynavax Technologies Corp.[a,b]	10,665	20,903
Emergent BioSolutions Inc.[a]	253	5,816
Enanta Pharmaceuticals Inc.[a]	168	4,583
Epizyme Inc.[a,b]	275	5,720
Exact Sciences Corp.[a,b]	3,289	38,448
Exelixis Inc.[a,b]	7,941	48,678
Fibrocell Science Inc.[a,b]	785	3,187
Foundation Medicine Inc.[a,b]	268	6,384
Galena Biopharma Inc.[a,b]	5,487	27,216
Genomic Health Inc.[a,b]	775	22,684
Gilead Sciences Inc.[a]	70,765	5,317,990
GTx Inc.[a,b]	1,220	2,013
Halozyme Therapeutics Inc.[a,b]	3,886	58,251
Harvard Apparatus Regenerative Technology Inc.[a]	17	81
Hyperion Therapeutics Inc.[a,b]	391	7,906
Idenix Pharmaceuticals Inc.[a,b]	4,016	24,016
ImmunoGen Inc.[a,b]	3,086	45,272
Immunomedics Inc.[a,b]	2,996	13,782
Incyte Corp.[a]	4,840	245,049
Infinity Pharmaceuticals Inc.[a]	2,224	30,713
Insmed Inc.[a]	1,793	30,499
Insys Therapeutics Inc.[a,b]	237	9,174
Intercept Pharmaceuticals Inc.[a]	372	25,400
InterMune Inc.[a,b]	3,858	56,828
Intrexon Corp.[a,b]	455	10,829
Ironwood Pharmaceuticals Inc. Class Aa,b	4,113	47,752
Isis Pharmaceuticals Inc.[a,b]	5,221	208,005
KaloBios Pharmaceuticals Inc.[a]	408	1,803
Karyopharm Therapeutics Inc.[a,b]	304	6,968
Keryx Biopharmaceuticals Inc.[a,b]	3,986	51,619
Kythera Biopharmaceuticals Inc.[a]	471	17,545
Lexicon Pharmaceuticals Inc.[a]	9,825	17,685
Ligand Pharmaceuticals Inc. Class Ba,b	803	42,238
MacroGenics Inc.[a]	225	6,172
MannKind Corp.[a,b]	6,551	34,131
Medivation Inc.[a,b]	3,516	224,391
MEI Pharma Inc.[a]	445	3,564
Merrimack Pharmaceuticals Inc.[a,b]	4,220	22,535
MiMedx Group Inc.[a]	3,912	34,191
Momenta Pharmaceuticals Inc.[a]	1,833	32,407
Myriad Genetics Inc.[a,b]	3,402	71,374

Security	Shares	Value

Nanosphere Inc.[a]	1,951	$4,468
Navidea Biopharmaceuticals Inc.[a,b]	4,481	9,276
Neurocrine Biosciences Inc.[a]	3,205	29,935
NewLink Genetics Corp.[a]	652	14,351
Novavax Inc.[a,b]	8,906	45,599
NPS Pharmaceuticals Inc.[a]	2,931	88,985
OncoGenex Pharmaceutical Inc.[a]	707	5,896
OncoMed Pharmaceuticals Inc.[a,b]	249	7,350
Onconova Therapeutics Inc.[a,b]	238	2,732
Ophthotech Corp.[a]	344	11,128
Opko Health Inc.[a,b]	8,768	74,002
Orexigen Therapeutics Inc.[a]	4,818	27,125
Osiris Therapeutics Inc.[a]	775	12,462
OvaScience Inc.[a,b]	417	3,811
PDL BioPharma Inc.[b]	6,506	54,911
Peregrine Pharmaceuticals Inc.[a,b]	6,372	8,857
Pharmacyclics Inc.[a]	2,719	287,616
Portola Pharmaceuticals Inc.[a]	449	11,562
Progenics Pharmaceuticals Inc.[a]	1,760	9,381
PTC Therapeutics Inc.[a,b]	383	6,499
Puma Biotechnology Inc.[a]	1,027	106,325
Raptor Pharmaceutical Corp.[a,b]	2,578	33,566
Receptos Inc.[a]	269	7,798
Regeneron Pharmaceuticals Inc.[a]	3,723	1,024,719
Regulus Therapeutics Inc.[a]	415	3,067
Repligen Corp.[a]	1,352	18,441
Sangamo BioSciences Inc.[a]	2,536	35,225
Sarepta Therapeutics Inc.[a,b]	1,745	35,546
Seattle Genetics Inc.[a]	4,571	182,337
SIGA Technologies Inc.[a,b]	1,606	5,252
Stemline Therapeutics Inc.[a]	425	8,330
Sunesis Pharmaceuticals Inc.[a,b]	1,235	5,854
Synageva BioPharma Corp.[a,b]	890	57,601
Synergy Pharmaceuticals Inc.[a,b]	3,235	18,213
Synta Pharmaceuticals Corp.[a,b]	2,333	12,225
TESARO Inc.[a,b]	619	17,481
Tetraphase Pharmaceuticals Inc.[a]	536	7,247
TG Therapeutics Inc.[a,b]	592	2,309
Theravance Inc.[a]	3,656	130,336
Threshold Pharmaceuticals Inc.[a]	2,178	10,171
United Therapeutics Corp.[a]	2,164	244,705
Vanda Pharmaceuticals Inc.[a]	1,284	15,934
Verastem Inc.[a,b]	672	7,661
Vertex Pharmaceuticals Inc.[a]	10,818	803,777
Vical Inc.[a,b]	3,141	3,706
XOMA Corp.[a]	2,552	17,175
ZIOPHARM Oncology Inc.[a,b]	3,178	13,793

		23,896,100
BUILDING PRODUCTS — 0.32%
A.O. Smith Corp.	1,538	82,960
AAON Inc.	1,309	41,823
Allegion PLC[a]	3,297	145,694
American Woodmark Corp.[a]	460	18,184
Apogee Enterprises Inc.	952	34,186
Armstrong World Industries Inc.[a]	1,144	65,906
Builders FirstSource Inc.[a]	2,182	15,579
Fortune Brands Home & Security Inc.	6,736	307,835
Insteel Industries Inc.	787	17,888
Lennox International Inc.	2,342	199,211
Masco Corp.	16,579	377,504
NCI Building Systems Inc.[a]	809	14,190

253

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Nortek Inc.[a]	377	$28,124
Patrick Industries Inc.[a]	214	6,191
PGT Inc.[a]	1,541	15,595
Ply Gem Holdings Inc.[a]	658	11,864
Simpson Manufacturing Co. Inc.	196	7,199
Trex Co. Inc.[a]	800	63,624
USG Corp.[a]	3,423	97,145

		1,550,702
CAPITAL MARKETS — 1.17%
Affiliated Managers Group Inc.[a]	2,453	532,007
Ameriprise Financial Inc.	2,984	343,309
Artisan Partners Asset Management Inc.	248	16,167
BGC Partners Inc. Class A	5,900	35,754
BlackRock Inc.[c]	2,139	676,929
Charles Schwab Corp. (The)	6,938	180,388
Cohen & Steers Inc.	889	35,613
Diamond Hill Investment Group Inc.	120	14,201
Eaton Vance Corp. NVS	5,576	238,597
Evercore Partners Inc. Class A	1,472	87,996
Federated Investors Inc. Class B	3,178	91,526
Financial Engines Inc.	2,270	157,719
Franklin Resources Inc.	19,086	1,101,835
FXCM Inc. Class A	1,698	30,292
GAMCO Investors Inc. Class A	311	27,048
Greenhill & Co. Inc.	1,307	75,727
HFF Inc. Class Aa	1,349	36,221
ICG Group Inc.[a]	120	2,236
INTL FCStone Inc.[a]	203	3,764
KCG Holdings Inc. Class Aa	1,432	17,127
Ladenburg Thalmann Financial Services Inc.[a]	4,946	15,481
Lazard Ltd. Class A	5,953	269,790
LPL Financial Holdings Inc.	2,104	98,951
Main Street Capital Corp.	97	3,171
Pzena Investment Management Inc. Class A	405	4,763
SEI Investments Co.	6,338	220,119
T. Rowe Price Group Inc.	12,051	1,009,512
Teton Advisors Inc. Class A	3	115
Virtus Investment Partners Inc.[a]	312	62,416
Waddell & Reed Financial Inc. Class A	3,994	260,089
Westwood Holdings Group Inc.	331	20,492
WisdomTree Investments Inc.[a]	4,670	82,706

		5,752,061
CHEMICALS — 3.60%
Advanced Emissions Solutions Inc.[a]	435	23,590
Airgas Inc.	3,044	340,471
Albemarle Corp.	1,434	90,901
American Pacific Corp.[a]	275	10,247
American Vanguard Corp.	1,347	32,719
Arabian American Development Co.[a]	968	12,148
Balchem Corp.	1,426	83,706
Calgon Carbon Corp.[a]	2,333	47,990
Celanese Corp. Series A	7,416	410,179
Chase Corp.	97	3,424
Chemtura Corp.[a]	4,568	127,539
Dow Chemical Co. (The)	7,362	326,873
E.I. du Pont de Nemours and Co.	42,664	2,771,880
Eastman Chemical Co.	7,196	580,717
Ecolab Inc.	12,185	1,270,530
Ferro Corp.[a]	3,364	43,160

Security	Shares	Value

Flotek Industries Inc.[a]	2,320	$46,562
FMC Corp.	6,328	477,511
FutureFuel Corp.	245	3,871
H.B. Fuller Co.	2,260	117,610
Hawkins Inc.	446	16,587
Innophos Holdings Inc.	1,047	50,884
Innospec Inc.	1,030	47,607
International Flavors & Fragrances Inc.	3,785	325,434
KMG Chemicals Inc.	384	6,486
Koppers Holdings Inc.	999	45,704
Landec Corp.[a]	1,207	14,629
LSB Industries Inc.[a]	521	21,372
LyondellBasell Industries NV Class A	18,864	1,514,402
Monsanto Co.	24,765	2,886,361
NewMarket Corp.	439	146,692
Olin Corp.	2,391	68,980
OM Group Inc.[a]	98	3,568
OMNOVA Solutions Inc.[a]	2,113	19,250
PolyOne Corp.	4,615	163,140
PPG Industries Inc.	6,029	1,143,460
Praxair Inc.	13,742	1,786,872
Quaker Chemical Corp.	172	13,256
Rockwood Holdings Inc.	2,497	179,584
RPM International Inc.	5,760	239,098
Scotts Miracle-Gro Co. (The) Class A	1,994	124,067
Sherwin-Williams Co. (The)	4,118	755,653
Sigma-Aldrich Corp.	5,278	496,185
Stepan Co.	524	34,390
Taminco Corp.[a]	653	13,197
Tredegar Corp.	420	12,100
Valspar Corp. (The)	4,142	295,283
W.R. Grace & Co.[a]	3,072	303,729
Westlake Chemical Corp.	816	99,609
Zep Inc.	438	7,954

		17,657,161
COMMERCIAL BANKS — 0.04%
Bank of the Ozarks Inc.	1,028	58,174
First Financial Bankshares Inc.	994	65,922
Home Bancshares Inc.	555	20,729
Investors Bancorp Inc.	265	6,779
Signature Bank[a]	216	23,203

		174,807
COMMERCIAL SERVICES & SUPPLIES — 0.52%
Acorn Energy Inc.	867	3,529
Brink’s Co. (The)	1,578	53,873
Casella Waste Systems Inc. Class Aa	1,628	9,442
CECO Environmental Corp.	306	4,948
Cenveo Inc.[a]	1,261	4,338
Cintas Corp.	1,347	80,268
Clean Harbors Inc.[a]	2,811	168,548
Copart Inc.[a]	5,188	190,140
Deluxe Corp.	1,475	76,980
EnerNOC Inc.[a]	213	3,666
G&K Services Inc. Class A	152	9,459
Healthcare Services Group Inc.	3,240	91,919
Heritage-Crystal Clean Inc.[a,b]	381	7,807
Herman Miller Inc.	2,726	80,472
HNI Corp.	1,910	74,165
InnerWorkings Inc.[a,b]	2,061	16,055

254

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Interface Inc.	2,828	$62,103
Iron Mountain Inc.	7,123	216,183
KAR Auction Services Inc.	1,316	38,888
Knoll Inc.	1,608	29,442
McGrath RentCorp	614	24,437
Mine Safety Appliances Co.	1,342	68,724
Mobile Mini Inc.[a]	173	7,124
Multi-Color Corp.	343	12,945
Performant Financial Corp.[a]	1,035	10,660
Pitney Bowes Inc.	4,061	94,621
R.R. Donnelley & Sons Co.	4,571	92,700
Rollins Inc.	2,956	89,537
SP Plus Corp.[a]	462	12,030
Steelcase Inc. Class A	432	6,852
Stericycle Inc.[a]	4,010	465,842
Team Inc.[a,b]	962	40,731
Tetra Tech Inc.[a]	234	6,547
UniFirst Corp.	378	40,446
US Ecology Inc.	997	37,078
Waste Connections Inc.	5,414	236,213
Waste Management Inc.	1,733	77,760
West Corp.	654	16,814

		2,563,286
COMMUNICATIONS EQUIPMENT — 1.70%
ADTRAN Inc.	1,791	48,375
Alliance Fiber Optic Products Inc.	536	8,067
Anaren Inc.[a]	77	2,155
ARRIS Group Inc.[a]	4,772	116,270
Aruba Networks Inc.[a]	5,399	96,642
CalAmp Corp.[a]	1,733	48,472
Calix Inc.[a]	1,613	15,549
Ciena Corp.[a,b]	3,598	86,100
CommScope Holding Co. Inc.[a]	1,087	20,566
F5 Networks Inc.[a]	3,659	332,457
Harris Corp.	884	61,712
Infinera Corp.[a,b]	4,826	47,198
InterDigital Inc.	1,969	58,066
Ixia[a]	2,625	34,939
JDS Uniphase Corp.[a]	8,280	107,474
Juniper Networks Inc.[a]	4,350	98,179
KVH Industries Inc.[a]	609	7,935
Motorola Solutions Inc.	10,644	718,470
Oplink Communications Inc.[a]	80	1,488
Palo Alto Networks Inc.[a]	1,548	88,964
ParkerVision Inc.[a,b]	3,688	16,780
Plantronics Inc.	1,846	85,747
Procera Networks Inc.[a]	176	2,644
QUALCOMM Inc.	80,160	5,951,880
Riverbed Technology Inc.[a]	7,178	129,778
Ruckus Wireless Inc.[a]	2,025	28,755
ShoreTel Inc.[a]	334	3,100
Sonus Networks Inc.[a]	755	2,378
Ubiquiti Networks Inc.[a]	511	23,486
ViaSat Inc.[a]	1,811	113,459

		8,357,085
COMPUTERS & PERIPHERALS — 4.42%
3D Systems Corp.[a,b]	4,676	434,541
Apple Inc.	32,966	18,497,552
Cray Inc.[a]	944	25,922

Security	Shares	Value

Datalink Corp.[a]	738	$8,044
Electronics For Imaging Inc.[a]	1,156	44,772
EMC Corp.	48,804	1,227,421
Fusion-io Inc.[a,b]	2,478	22,079
Immersion Corp.[a]	1,213	12,591
NCR Corp.[a]	7,639	260,184
NetApp Inc.	15,764	648,531
SanDisk Corp.	4,762	335,912
Silicon Graphics International Corp.[a,b]	1,570	21,054
Stratasys Ltd.[a]	906	122,038

		21,660,641
CONSTRUCTION & ENGINEERING — 0.21%
AECOM Technology Corp.[a]	458	13,479
Aegion Corp.[a]	270	5,910
Chicago Bridge & Iron Co. NV	4,675	388,680
Comfort Systems USA Inc.	536	10,393
Dycom Industries Inc.[a]	569	15,813
Fluor Corp.	4,535	364,115
Furmanite Corp.[a]	1,084	11,512
Great Lakes Dredge & Dock Corp.[a]	322	2,962
MasTec Inc.[a,b]	2,735	89,489
Pike Corp.[a]	656	6,934
Primoris Services Corp.	1,640	51,053
Quanta Services Inc.[a]	2,041	64,414
Sterling Construction Co. Inc.[a]	4	47

		1,024,801
CONSTRUCTION MATERIALS — 0.10%
Eagle Materials Inc.	2,303	178,321
Headwaters Inc.[a]	3,558	34,833
Martin Marietta Materials Inc.	2,138	213,672
Texas Industries Inc.[a]	944	64,928
United States Lime & Minerals Inc.[a]	82	5,016
US Concrete Inc.[a]	622	14,076

		510,846
CONSUMER FINANCE — 0.88%
American Express Co.	43,955	3,988,037
Consumer Portfolio Services Inc.[a]	448	4,207
Credit Acceptance Corp.[a]	328	42,637
Encore Capital Group Inc.[a]	839	42,168
First Cash Financial Services Inc.[a]	1,385	85,648
Portfolio Recovery Associates Inc.[a]	2,355	124,438
Regional Management Corp.[a]	18	611
Springleaf Holdings Inc.[a]	481	12,160
World Acceptance Corp.[a,b]	376	32,911

		4,332,817
CONTAINERS & PACKAGING — 0.45%
AEP Industries Inc.[a]	221	11,675
AptarGroup Inc.	2,175	147,487
Avery Dennison Corp.	1,469	73,729
Ball Corp.	6,914	357,177
Bemis Co. Inc.	2,098	85,934
Berry Plastics Group Inc.[a]	2,575	61,259
Crown Holdings Inc.[a]	5,701	254,094
Graphic Packaging Holding Co.[a]	8,976	86,170
Greif Inc. Class A	291	15,248

255

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Myers Industries Inc.	173	$3,654
Owens-Illinois Inc.[a]	4,492	160,724
Packaging Corp. of America	4,494	284,380
Rock-Tenn Co. Class A	2,405	252,549
Sealed Air Corp.	9,096	309,719
Silgan Holdings Inc.	2,049	98,393

		2,202,192

DISTRIBUTORS — 0.24%
Core-Mark Holding Co. Inc.	77	5,847
Genuine Parts Co.	6,804	566,025
LKQ Corp.[a]	13,875	456,487
Pool Corp.	2,167	125,989

		1,154,348

DIVERSIFIED CONSUMER SERVICES — 0.24%
American Public Education Inc.[a]	884	38,428
Ascent Media Corp. Class Aa	88	7,529
Bright Horizons Family Solutions Inc.[a]	551	20,244
Capella Education Co.	515	34,217
Carriage Services Inc.	728	14,218
Education Management Corp.[a]	1,122	11,321
Grand Canyon Education Inc.[a]	2,109	91,952
H&R Block Inc.	12,652	367,414
Hillenbrand Inc.	2,657	78,169
Houghton Mifflin Harcourt Co.[a,b]	656	11,126
ITT Educational Services Inc.[a,b]	1,157	38,852
JTH Holding Inc. Class Aa	191	4,641
K12 Inc.[a]	1,288	28,014
LifeLock Inc.[a]	2,818	46,243
Lincoln Educational Services Corp.	338	1,683
Mac-Gray Corp.	120	2,548
Matthews International Corp. Class A	484	20,623
Service Corp. International	7,679	139,220
Sotheby’s	3,174	168,857
Steiner Leisure Ltd.[a]	217	10,674
Strayer Education Inc.	434	14,960
Weight Watchers International Inc.[b]	683	22,491

		1,173,424

DIVERSIFIED FINANCIAL SERVICES — 0.49%
CBOE Holdings Inc.	4,054	210,646
IntercontinentalExchange Group Inc.	3,379	760,005
Leucadia National Corp.	1,853	52,514
MarketAxess Holdings Inc.	1,765	118,025
McGraw Hill Financial Inc.	6,010	469,982
Moody’s Corp.	9,035	708,976
MSCI Inc. Class Aa	2,351	102,786

		2,422,934

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.50%
8x8 Inc.[a]	4,058	41,229
Atlantic Tele-Network Inc.	435	24,608
Cbeyond Inc.[a]	84	580
Cincinnati Bell Inc.[a]	3,465	12,335
Cogent Communications Group Inc.	2,225	89,912
Consolidated Communications Holdings Inc.	1,861	36,531
Fairpoint Communications Inc.[a,b]	865	9,783
General Communication Inc. Class Aa	1,730	19,290

Security	Shares	Value

Hickory Tech Corp.	633	$8,121
IDT Corp. Class B	598	10,686
inContact Inc.[a]	2,002	15,636
Inteliquent Inc.	594	6,784
Intelsat SAa,b	61	1,375
Level 3 Communications Inc.[a]	2,525	83,754
Lumos Networks Corp.	698	14,658
magicJack VocalTec Ltd.[a,b]	509	6,067
Premiere Global Services Inc.[a]	563	6,525
Straight Path Communications Inc. Class Ba	299	2,449
Towerstream Corp.[a,b]	2,305	6,823
tw telecom inc.[a]	6,983	212,772
Verizon Communications Inc.	132,731	6,522,401
Windstream Holdings Inc.	26,025	207,680

		7,339,999

ELECTRIC UTILITIES — 0.05%
ITC Holdings Corp.	2,429	232,747
UNS Energy Corp.	120	7,182

		239,929

ELECTRICAL EQUIPMENT — 1.00%
Acuity Brands Inc.	1,988	217,328
AMETEK Inc.	11,313	595,856
AZZ Inc.	1,230	60,098
Babcock & Wilcox Co. (The)	3,598	123,016
Capstone Turbine Corp.[a,b]	14,553	18,773
Coleman Cable Inc.	389	10,200
Emerson Electric Co.	24,985	1,753,447
Encore Wire Corp.	120	6,504
EnerSys Inc.	730	51,166
Enphase Energy Inc.[a,b]	1,149	7,285
Franklin Electric Co. Inc.	2,160	96,422
FuelCell Energy Inc.[a,b]	7,373	10,396
Generac Holdings Inc.	2,394	135,596
General Cable Corp.	144	4,235
Hubbell Inc. Class B	1,997	217,473
Polypore International Inc.[a,b]	2,243	87,253
Power Solutions International Inc.[a]	92	6,909
PowerSecure International Inc.[a]	879	15,092
Preformed Line Products Co.	10	732
Revolution Lighting Technologies Inc.[a,b]	1,291	4,422
Rockwell Automation Inc.	6,491	766,977
Roper Industries Inc.	4,600	637,928
Solarcity Corp.[a]	1,142	64,888
Thermon Group Holdings Inc.[a]	1,259	34,408

		4,926,404

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.54%
Amphenol Corp. Class A	7,423	661,983
Anixter International Inc.	732	65,763
Badger Meter Inc.	701	38,204
Belden Inc.	1,812	127,655
CDW Corp	440	10,278
Cognex Corp.	3,939	150,391
Coherent Inc.[a]	961	71,489
Daktronics Inc.	144	2,258
Dolby Laboratories Inc. Class Aa	836	32,236
DTS Inc.[a]	699	16,762
Electro Rent Corp.	450	8,334

256

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

FARO Technologies Inc.[a]	660	$38,478
FEI Co.	1,940	173,358
FLIR Systems Inc.	4,595	138,309
InvenSense Inc.[a,b]	2,637	54,797
IPG Photonics Corp.[a,b]	1,538	119,364
Littelfuse Inc.	948	88,098
Maxwell Technologies Inc.[a,b]	1,328	10,319
Measurement Specialties Inc.[a]	645	39,145
Mesa Laboratories Inc.	127	9,980
Methode Electronics Inc.	966	33,028
MTS Systems Corp.	779	55,504
National Instruments Corp.	4,502	144,154
Neonode Inc.[a,b]	1,093	6,908
OSI Systems Inc.[a]	857	45,515
RealD Inc.[a]	1,369	11,691
Rofin-Sinar Technologies Inc.[a]	94	2,540
Rogers Corp.[a]	331	20,356
Trimble Navigation Ltd.[a]	11,888	412,514
Uni-Pixel Inc.[a,b]	467	4,675
Universal Display Corp.[a,b]	1,919	65,937

		2,660,023
ENERGY EQUIPMENT & SERVICES — 2.13%
Atwood Oceanics Inc.[a]	498	26,588
Baker Hughes Inc.	1,291	71,341
Cameron International Corp.[a]	7,259	432,128
CARBO Ceramics Inc.	400	46,612
Dresser-Rand Group Inc.[a]	3,536	210,852
Dril-Quip Inc.[a]	1,888	207,548
FMC Technologies Inc.[a]	11,019	575,302
Forum Energy Technologies Inc.[a]	916	25,886
Frank’s International NV	713	19,251
Geospace Technologies Corp.[a]	614	58,226
Halliburton Co.	39,348	1,996,911
Hornbeck Offshore Services Inc.[a]	92	4,529
ION Geophysical Corp.[a]	1,351	4,458
Matrix Service Co.[a]	190	4,649
Newpark Resources Inc.[a]	3,237	39,783
Nuverra Environmental Solutions Inc.[a,b]	40	672
Oceaneering International Inc.	5,026	396,451
PHI Inc.[a]	58	2,517
RigNet Inc.[a]	595	28,518
RPC Inc.	2,157	38,502
Schlumberger Ltd.	61,678	5,557,805
SEACOR Holdings Inc.[a]	81	7,387
Seadrill Ltd.	16,419	674,493
TGC Industries Inc.	740	5,402

		10,435,811
FOOD & STAPLES RETAILING — 2.40%
Arden Group Inc. Class A	30	3,795
Casey’s General Stores Inc.	1,743	122,446
Chefs’ Warehouse Inc. (The)[a]	769	22,424
Costco Wholesale Corp.	20,219	2,406,263
CVS Caremark Corp.	6,542	468,211
Fairway Group Holdings Corp.[a,b]	302	5,472
Fresh Market Inc. (The)[a]	1,910	77,355
Harris Teeter Supermarkets Inc.	290	14,312
Kroger Co. (The)	24,164	955,203
Natural Grocers by Vitamin Cottage Inc.[a,b]	412	17,489
Pantry Inc. (The)[a]	77	1,292

Security	Shares	Value

PriceSmart Inc.	876	$101,213
Rite Aid Corp.[a]	20,592	104,196
Safeway Inc.	872	28,401
Sprouts Farmers Market Inc.[a]	666	25,594
SUPERVALU Inc.[a]	6,996	51,001
Susser Holdings Corp.[a,b]	838	54,881
Sysco Corp.	9,543	344,502
United Natural Foods Inc.[a]	2,248	169,477
Village Super Market Inc. Class A	189	5,861
Wal-Mart Stores Inc.	49,530	3,897,516
Walgreen Co.	33,146	1,903,906
Whole Foods Market Inc.	17,233	996,584

		11,777,394
FOOD PRODUCTS — 1.78%
Alico Inc.	59	2,293
Annie’s Inc.[a,b]	639	27,503
Archer-Daniels-Midland Co.	2,329	101,079
B&G Foods Inc. Class A	2,365	80,197
Boulder Brands Inc.[a]	2,619	41,537
Cal-Maine Foods Inc.	599	36,078
Calavo Growers Inc.	550	16,643
Campbell Soup Co.	5,373	232,543
ConAgra Foods Inc.	17,914	603,702
Darling International Inc.[a]	1,962	40,967
Farmer Bros. Co.[a]	154	3,582
Flowers Foods Inc.	7,824	167,981
General Mills Inc.	29,949	1,494,755
Green Mountain Coffee Roasters Inc.[a,b]	6,933	523,996
Hain Celestial Group Inc.[a]	1,785	162,042
Hershey Co. (The)	6,968	677,499
Hillshire Brands Co.	5,717	191,177
Hormel Foods Corp.	6,231	281,454
Ingredion Inc.	438	29,985
Inventure Foods Inc.[a]	640	8,486
J&J Snack Foods Corp.	719	63,696
J.M. Smucker Co. (The)	655	67,871
Kellogg Co.	11,128	679,587
Kraft Foods Group Inc.	27,622	1,489,378
Lancaster Colony Corp.	891	78,542
Lifeway Foods Inc.	216	3,452
Limoneira Co.	363	9,652
McCormick & Co. Inc. NVS	6,128	422,342
Mead Johnson Nutrition Co. Class A	9,409	788,098
Pilgrim’s Pride Corp.[a]	2,814	45,728
Pinnacle Foods Inc.	892	24,494
Sanderson Farms Inc.	1,024	74,066
Seaboard Corp.	1	2,795
Snyders-Lance Inc.	331	9,506
Tootsie Roll Industries Inc.	852	27,724
TreeHouse Foods Inc.[a]	1,099	75,743
WhiteWave Foods Co. Class Aa	6,437	147,665

		8,733,838
GAS UTILITIES — 0.12%
ONEOK Inc.	9,003	559,807
Questar Corp.	1,052	24,185
South Jersey Industries Inc.	319	17,851

		601,843

257

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.87%
Abaxis Inc.[a]	1,048	$41,941
ABIOMED Inc.[a,b]	1,914	51,180
Accuray Inc.[a,b]	3,449	30,041
Align Technology Inc.[a]	3,327	190,138
Analogic Corp.	256	22,671
Anika Therapeutics Inc.[a]	397	15,150
Antares Pharma Inc.[a,b]	4,660	20,877
ArthroCare Corp.[a]	1,102	44,344
AtriCure Inc.[a]	793	14,813
Atrion Corp.	75	22,219
Baxter International Inc.	25,189	1,751,895
Becton, Dickinson and Co.	9,026	997,283
Biolase Inc.[a,b]	1,363	3,859
C.R. Bard Inc.	3,740	500,936
Cantel Medical Corp.	1,536	52,086
Cardiovascular Systems Inc.[a]	1,060	36,347
Cerus Corp.[a,b]	3,472	22,394
Cooper Companies Inc. (The)	1,664	206,070
Cyberonics Inc.[a]	1,330	87,128
Cynosure Inc. Class Aa	198	5,283
DENTSPLY International Inc.	1,855	89,930
DexCom Inc.[a]	3,259	115,401
Edwards Lifesciences Corp.[a]	5,250	345,240
Endologix Inc.[a,b]	3,105	54,151
Exactech Inc.[a]	94	2,233
GenMark Diagnostics Inc.[a,b]	1,382	18,394
Globus Medical Inc. Class Aa	2,536	51,176
Haemonetics Corp.[a,b]	2,438	102,713
HeartWare International Inc.[a]	724	68,027
Hologic Inc.[a]	3,664	81,890
ICU Medical Inc.[a]	550	35,040
IDEXX Laboratories Inc.[a,b]	2,513	267,308
Insulet Corp.[a,b]	2,549	94,568
Integra LifeSciences Holdings Corp.[a]	538	25,668
Intuitive Surgical Inc.[a]	1,770	679,822
Masimo Corp.[a]	2,150	62,844
Medical Action Industries Inc.[a]	269	2,303
Meridian Bioscience Inc.	1,987	52,715
Natus Medical Inc.[a]	873	19,643
Neogen Corp.[a]	1,666	76,136
NuVasive Inc.[a]	514	16,618
NxStage Medical Inc.[a]	2,824	28,240
PhotoMedex Inc.[a,b]	202	2,616
Quidel Corp.[a,b]	1,328	41,022
ResMed Inc.[b]	6,622	311,764
Rockwell Medical Technologies Inc.[a,b]	515	5,377
Sirona Dental Systems Inc.[a]	2,550	179,010
Spectranetics Corp.[a]	1,721	43,025
St. Jude Medical Inc.	8,372	518,645
Staar Surgical Co.[a]	1,760	28,494
Steris Corp.	2,741	131,705
Stryker Corp.	8,977	674,532
SurModics Inc.[a]	675	16,463
Tandem Diabetes Care Inc.[a]	314	8,092
TearLab Corp.[a,b]	1,190	11,115
Thoratec Corp.[a]	2,663	97,466
Unilife Corp.[a,b]	3,739	16,452
Utah Medical Products Inc.	159	9,088
Varian Medical Systems Inc.[a]	5,036	391,247
Vascular Solutions Inc.[a]	788	18,242
Volcano Corp.[a,b]	2,576	56,286

Security	Shares	Value

West Pharmaceutical Services Inc.	3,212	$157,581
Zeltiq Aesthetics Inc.[a]	782	14,788
Zimmer Holdings Inc.	437	40,724

		9,180,449
HEALTH CARE PROVIDERS & SERVICES — 1.94%
Acadia Healthcare Co. Inc.[a,b]	1,647	77,953
Accretive Health Inc.[a]	2,724	24,952
Aetna Inc.	4,677	320,795
Air Methods Corp.[a]	1,854	108,144
Alliance HealthCare Services Inc.[a]	93	2,301
AmerisourceBergen Corp.	10,727	754,215
AMN Healthcare Services Inc.[a]	2,137	31,414
AmSurg Corp.[a]	504	23,144
Bio-Reference Laboratories Inc.[a,b]	1,208	30,852
BioScrip Inc.[a]	571	4,225
Brookdale Senior Living Inc.[a]	4,617	125,490
Capital Senior Living Corp.[a]	1,205	28,908
Catamaran Corp.[a]	9,568	454,289
Centene Corp.[a]	2,485	146,491
Chemed Corp.[b]	827	63,365
Chindex International Inc.[a]	122	2,126
Cigna Corp.	772	67,535
Community Health Systems Inc.[a]	339	13,313
CorVel Corp.[a]	576	26,899
DaVita HealthCare Partners Inc.[a]	8,562	542,574
Emeritus Corp.[a]	1,870	40,448
Ensign Group Inc. (The)	857	37,939
Envision Healthcare Holdings Inc.[a]	1,444	51,291
ExamWorks Group Inc.[a]	1,405	41,967
Express Scripts Holding Co.[a]	33,099	2,324,874
Gentiva Health Services Inc.[a]	1,452	18,019
Hanger Inc.[a]	697	27,420
HCA Holdings Inc.[a]	910	43,416
Health Management Associates Inc. Class Aa	12,051	157,868
HealthSouth Corp.	3,390	112,955
Healthways Inc.[a]	1,039	15,949
Henry Schein Inc.[a]	4,048	462,524
IPC The Hospitalist Co. Inc.[a]	808	47,987
Laboratory Corp. of America Holdings[a]	4,087	373,429
Landauer Inc.	391	20,571
McKesson Corp.	10,530	1,699,542
MEDNAX Inc.[a,b]	3,026	161,528
Molina Healthcare Inc.[a]	1,314	45,662
MWI Veterinary Supply Inc.[a]	593	101,160
National Research Corp. Class Aa	17	320
Owens & Minor Inc.	621	22,704
Patterson Companies Inc.	3,635	149,762
Premier Inc.[a]	952	34,996
Providence Service Corp. (The)[a]	495	12,731
Quest Diagnostics Inc.	482	25,806
Skilled Healthcare Group Inc. Class Aa,b	866	4,165
Surgical Care Affiliates Inc.[a]	250	8,710
Team Health Holdings Inc.[a]	3,192	145,396
Tenet Healthcare Corp.[a]	4,811	202,639
Triple-S Management Corp. Class Ba	59	1,147
U.S. Physical Therapy Inc.	548	19,322
Universal Health Services Inc. Class B	2,834	230,291

		9,491,523

258

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.30%
athenahealth Inc.[a,b]	1,684	$226,498
Cerner Corp.[a]	13,778	767,986
Computer Programs and Systems Inc.	541	33,439
HealthStream Inc.[a]	945	30,968
HMS Holdings Corp.[a]	4,150	94,330
MedAssets Inc.[a]	2,828	56,079
Medidata Solutions Inc.[a]	2,472	149,729
Merge Healthcare Inc.[a]	3,726	8,644
Omnicell Inc.[a]	910	23,232
Quality Systems Inc.	1,865	39,277
Veeva Systems Inc.[a]	440	14,124
Vocera Communications Inc.[a,b]	829	12,941

		1,457,247
HOTELS, RESTAURANTS & LEISURE — 3.32%
AFC Enterprises Inc.[a]	1,151	44,313
Bally Technologies Inc.[a,b]	1,795	140,818
BJ’s Restaurants Inc.[a,b]	1,195	37,117
Bloomin’ Brands Inc.[a]	2,567	61,634
Bob Evans Farms Inc.	190	9,612
Boyd Gaming Corp.[a]	3,227	36,336
Bravo Brio Restaurant Group Inc.[a]	894	14,545
Brinker International Inc.	3,076	142,542
Buffalo Wild Wings Inc.[a]	844	124,237
Burger King Worldwide Inc.	4,666	106,665
Caesars Entertainment Corp.[a]	1,588	34,205
CEC Entertainment Inc.	747	33,077
Cheesecake Factory Inc. (The)	2,479	119,661
Chipotle Mexican Grill Inc.[a]	1,434	764,006
Choice Hotels International Inc.	110	5,402
Churchill Downs Inc.	641	57,466
Chuy’s Holdings Inc.[a]	751	27,051
ClubCorp Holdings Inc.	447	7,930
Cracker Barrel Old Country Store Inc.	929	102,255
Darden Restaurants Inc.	3,937	214,055
Del Frisco’s Restaurant Group Inc.[a]	65	1,532
Denny’s Corp.[a]	3,691	26,538
Diamond Resorts International Inc.[a]	394	7,273
DineEquity Inc.	403	33,671
Diversified Restaurant Holdings Inc.[a,b]	501	2,390
Domino’s Pizza Inc.	2,615	182,135
Dunkin’ Brands Group Inc.	4,955	238,831
Einstein Noah Restaurant Group Inc.	240	3,480
Fiesta Restaurant Group Inc.[a]	1,039	54,277
Ignite Restaurant Group Inc.[a]	321	4,012
International Game Technology	12,099	219,718
Interval Leisure Group Inc.	1,884	58,216
Jack in the Box Inc.[a]	1,578	78,932
Jamba Inc.[a]	801	9,956
Krispy Kreme Doughnuts Inc.[a]	3,043	58,699
Las Vegas Sands Corp.	18,163	1,432,516
Life Time Fitness Inc.[a,b]	1,057	49,679
Marriott International Inc. Class A	9,555	471,635
McDonald’s Corp.	46,512	4,513,059
Monarch Casino & Resort Inc.[a]	217	4,357
Morgans Hotel Group Co.[a]	355	2,886
Multimedia Games Holding Co. Inc.[a]	1,327	41,615
Nathan’s Famous Inc.[a]	131	6,604
Noodles & Co.[a,b]	222	7,974
Norwegian Cruise Line Holdings Ltd.[a]	1,175	41,677

Security	Shares	Value

Panera Bread Co. Class Aa	1,303	$230,227
Papa John’s International Inc.	1,485	67,419
Pinnacle Entertainment Inc.[a]	2,403	62,454
Potbelly Corp.[a]	301	7,308
Red Robin Gourmet Burgers Inc.[a]	575	42,285
Ruth’s Hospitality Group Inc.	1,705	24,228
Scientific Games Corp. Class Aa	1,660	28,104
SeaWorld Entertainment Inc.	1,415	40,710
Six Flags Entertainment Corp.	3,069	113,001
Sonic Corp.[a]	1,923	38,825
Starbucks Corp.	34,733	2,722,720
Starwood Hotels & Resorts Worldwide Inc.	3,844	305,406
Texas Roadhouse Inc.	2,775	77,145
Vail Resorts Inc.	1,668	125,484
Wyndham Worldwide Corp.	6,310	464,984
Wynn Resorts Ltd.	3,746	727,511
Yum! Brands Inc.	20,898	1,580,098

		16,292,498
HOUSEHOLD DURABLES — 0.42%
Beazer Homes USA Inc.[a]	656	16,019
Blyth Inc.[b]	505	5,494
Cavco Industries Inc.[a]	300	20,610
Ethan Allen Interiors Inc.	1,011	30,755
EveryWare Global Inc.[a]	453	3,751
Hovnanian Enterprises Inc. Class Aa,b	3,701	24,501
iRobot Corp.[a]	1,330	46,244
Jarden Corp.[a]	5,891	361,413
KB Home	3,882	70,963
La-Z-Boy Inc.	738	22,878
Libbey Inc.[a]	1,023	21,483
M.D.C. Holdings Inc.	369	11,896
M/I Homes Inc.[a]	315	8,017
Meritage Homes Corp.[a]	1,386	66,514
Newell Rubbermaid Inc.	7,762	251,566
NVR Inc.[a]	180	184,682
PulteGroup Inc.	18,007	366,803
Ryland Group Inc. (The)	2,140	92,897
Taylor Morrison Home Corp. Class Aa	1,296	29,095
Tempur Sealy International Inc.[a]	2,857	154,164
Tupperware Brands Corp.	2,459	232,449
Universal Electronics Inc.[a]	65	2,477
WCI Communities Inc.[a]	8	153
Whirlpool Corp.	258	40,470
William Lyon Homes Class Aa	642	14,214

		2,079,508
HOUSEHOLD PRODUCTS — 1.10%
Central Garden & Pet Co. Class Aa	284	1,917
Church & Dwight Co. Inc.	6,419	425,451
Clorox Co. (The)	5,115	474,468
Colgate-Palmolive Co.	43,270	2,821,637
Kimberly-Clark Corp.	14,936	1,560,215
Oil-Dri Corp. of America	54	2,043
Orchids Paper Products Co.	135	4,433
Spectrum Brands Holdings Inc.	954	67,305
WD-40 Co.	718	53,620

		5,411,089

259

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.01%
Calpine Corp.[a]	2,108	$41,127

		41,127
INDUSTRIAL CONGLOMERATES — 0.88%
3M Co.	27,089	3,799,232
Carlisle Companies Inc.	150	11,910
Danaher Corp.	5,648	436,026
Raven Industries Inc.	1,726	71,008

		4,318,176
INSURANCE — 0.96%
Allied World Assurance Co. Holdings Ltd.	533	60,128
Ambac Financial Group Inc.[a]	414	10,168
American Equity Investment Life Holding Co.	228	6,015
American Financial Group Inc.	494	28,514
AmTrust Financial Services Inc.[b]	1,160	37,920
Aon PLC	11,076	929,166
Arch Capital Group Ltd.[a]	391	23,339
Argo Group International Holdings Ltd.	422	19,619
Arthur J. Gallagher & Co.	5,865	275,244
Axis Capital Holdings Ltd.	1,411	67,121
Brown & Brown Inc.	2,508	78,726
Chubb Corp. (The)	1,648	159,246
Crawford & Co. Class B	450	4,158
Eastern Insurance Holdings Inc.	53	1,298
eHealth Inc.[a]	781	36,309
Employers Holdings Inc.	1,003	31,745
Endurance Specialty Holdings Ltd.	683	40,072
Enstar Group Ltd.[a,b]	155	21,531
Erie Indemnity Co. Class A	1,152	84,234
Greenlight Capital Re Ltd. Class Aa	382	12,877
Hallmark Financial Services Inc.[a]	28	249
Hanover Insurance Group Inc. (The)	584	34,871
HCI Group Inc.	440	23,540
Health Insurance Innovations Inc.[a]	217	2,194
Infinity Property and Casualty Corp.	264	18,942
Loews Corp.	1,140	54,993
Maiden Holdings Ltd.	300	3,279
Marsh & McLennan Companies Inc.	17,110	827,439
Meadowbrook Insurance Group Inc.	179	1,246
National Interstate Corp.	87	2,001
Progressive Corp. (The)	22,531	614,420
Prudential Financial Inc.	8,281	763,674
Third Point Reinsurance Ltd.[a]	319	5,911
Tower Group International Ltd.[b]	197	666
Travelers Companies Inc. (The)	4,722	427,530
United Fire Group Inc.	82	2,350
Validus Holdings Ltd.	417	16,801

		4,727,536
INTERNET & CATALOG RETAIL — 2.48%
1-800-FLOWERS.COM Inc. Class Aa	930	5,031
Amazon.com Inc.[a]	17,058	6,802,560
Blue Nile Inc.[a]	512	24,110
Expedia Inc.	4,954	345,096
Groupon Inc.[a]	19,504	229,562
HomeAway Inc.[a]	2,819	115,241
HSN Inc.	1,570	97,811

Security	Shares	Value

Liberty Interactive Corp. Series Aa	1,991	$58,436
Liberty Ventures Series Aa	1,707	209,261
Netflix Inc.[a]	2,335	859,677
NutriSystem Inc.	1,382	22,720
Orbitz Worldwide Inc.[a]	1,123	8,063
Overstock.com Inc.[a,b]	538	16,565
PetMed Express Inc.	1,005	16,713
Priceline.com Inc.[a]	2,393	2,781,623
RetailMeNot Inc.[a]	318	9,155
Shutterfly Inc.[a]	1,766	89,943
TripAdvisor Inc.[a]	5,204	431,047
Valuevision Media Inc. Class Aa	1,587	11,093
Vitacost.com Inc.[a]	1,134	6,566
zulily Inc.[a]	356	14,749

		12,155,022
INTERNET SOFTWARE & SERVICES — 5.42%
Akamai Technologies Inc.[a]	8,254	389,424
Angie’s List Inc.[a,b]	1,109	16,801
Bazaarvoice Inc.[a,b]	1,240	9,821
Benefitfocus Inc.[a]	169	9,758
Blucora Inc.[a]	1,204	35,109
Brightcove Inc.[a]	1,304	18,439
Carbonite Inc.[a]	550	6,507
ChannelAdvisor Corp.[a]	278	11,595
comScore Inc.[a]	1,706	48,809
Constant Contact Inc.[a]	1,440	44,741
Cornerstone OnDemand Inc.[a]	1,873	99,906
CoStar Group Inc.[a]	1,329	245,307
Cvent Inc.[a]	222	8,079
Dealertrack Technologies Inc.[a]	1,829	87,938
Demandware Inc.[a]	854	54,758
Dice Holdings Inc.[a]	1,794	13,007
E2open Inc.[a]	686	16,402
eBay Inc.[a]	60,206	3,304,707
eGain Corp.[a]	605	6,195
Endurance International Group Holdings Inc.[a]	727	10,309
Envestnet Inc.[a]	1,025	41,308
Equinix Inc.[a]	2,290	406,361
Facebook Inc. Class Aa	79,040	4,320,326
Global Eagle Entertainment Inc.[a]	996	14,811
Gogo Inc.[a,b]	289	7,170
Google Inc. Class Aa	12,512	14,022,324
IAC/InterActiveCorp	3,470	238,354
j2 Global Inc.	2,132	106,621
LinkedIn Corp. Class Aa	4,489	973,350
Liquidity Services Inc.[a,b]	1,137	25,764
LivePerson Inc.[a]	2,657	39,377
LogMeIn Inc.[a]	1,068	35,831
Marin Software Inc.[a]	426	4,362
Marketo Inc.[a]	322	11,937
Millennial Media Inc.[a,b]	1,641	11,930
Move Inc.[a]	1,828	29,230
NIC Inc.	3,116	77,495
OpenTable Inc.[a]	1,089	86,434
Pandora Media Inc.[a,b]	6,574	174,868
Perficient Inc.[a]	201	4,707
Rackspace Hosting Inc.[a]	5,271	206,254
Reis Inc.[a,b]	389	7,480
Responsys Inc.[a]	1,725	47,282
Rocket Fuel Inc.[a,b]	164	10,084
SciQuest Inc.[a,b]	1,060	30,189

260

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Shutterstock Inc.[a,b]	239	$19,988
Spark Networks Inc.[a]	561	3,456
SPS Commerce Inc.[a]	743	48,518
Stamps.com Inc.[a]	523	22,018
Support.com Inc.[a]	2,536	9,611
Textura Corp.[a,b]	177	5,299
Travelzoo Inc.[a]	352	7,505
Trulia Inc.[a]	1,255	44,264
Twitter Inc.[a]	2,737	174,210
Unwired Planet Inc.[a]	1,278	1,764
ValueClick Inc.[a,b]	3,182	74,363
VeriSign Inc.[a]	5,948	355,571
VistaPrint NVa,b	1,517	86,241
Web.com Group Inc.[a]	1,948	61,927
WebMD Health Corp.[a]	1,371	54,155
Wix.com Ltd.[a]	278	7,464
XO Group Inc.[a]	1,268	18,842
Xoom Corp.[a]	316	8,649
Yelp Inc.[a]	1,508	103,977
Zillow Inc. Class Aa,b	1,084	88,595
Zix Corp.[a,b]	3,085	14,068

		26,581,946
IT SERVICES — 6.31%
Accenture PLC Class A	29,787	2,449,087
Acxiom Corp.[a]	861	31,840
Alliance Data Systems Corp.[a,b]	2,283	600,269
Automatic Data Processing Inc.	22,543	1,821,700
Blackhawk Network Holdings Inc.[a,b]	535	13,514
Booz Allen Hamilton Holding Corp.	1,348	25,814
Broadridge Financial Solutions Inc.	5,635	222,695
Cardtronics Inc.[a]	2,128	92,462
Cass Information Systems Inc.	476	32,059
Cognizant Technology Solutions Corp. Class Aa	14,015	1,415,235
Computer Task Group Inc.[b]	610	11,529
CSG Systems International Inc.	948	27,871
DST Systems Inc.	1,287	116,782
EPAM Systems Inc.[a]	1,014	35,429
Euronet Worldwide Inc.[a]	2,318	110,916
EVERTEC Inc.	1,372	33,833
ExlService Holdings Inc.[a]	1,517	41,900
Fidelity National Information Services Inc.	1,350	72,468
Fiserv Inc.[a]	12,374	730,685
FleetCor Technologies Inc.[a]	3,157	369,906
Forrester Research Inc.	515	19,704
Gartner Inc.[a]	4,354	309,352
Genpact Ltd.[a]	7,808	143,433
Global Payments Inc.	3,539	230,000
Hackett Group Inc. (The)	367	2,279
Heartland Payment Systems Inc.	1,687	84,080
Higher One Holdings Inc.[a]	1,564	15,265
iGATE Corp.[a]	1,553	62,368
International Business Machines Corp.	48,295	9,058,693
Jack Henry & Associates Inc.	4,002	236,958
Lender Processing Services Inc.	3,410	127,466
Lionbridge Technologies Inc.[a]	2,862	17,057
Luxoft Holding Inc.[a]	77	2,924
MasterCard Inc. Class A	5,422	4,529,864
MAXIMUS Inc.	3,174	139,624
MoneyGram International Inc.[a]	290	6,026
NeuStar Inc. Class Aa	2,917	145,442
Paychex Inc.	13,604	619,390

Security	Shares	Value

Planet Payment Inc.[a]	1,974	$5,488
Sapient Corp.[a]	5,128	89,022
ServiceSource International Inc.[a,b]	3,074	25,760
Syntel Inc.	741	67,394
TeleTech Holdings Inc.[a]	600	14,364
Teradata Corp.[a]	7,594	345,451
Total System Services Inc.	5,888	195,953
Unisys Corp.[a,b]	104	3,491
Vantiv Inc. Class Aa	4,062	132,462
Virtusa Corp.[a]	908	34,586
Visa Inc. Class A	24,237	5,397,095
Western Union Co.	25,883	446,482
WEX Inc.[a]	1,803	178,551

		30,942,018
LEISURE EQUIPMENT & PRODUCTS — 0.36%
Arctic Cat Inc.	609	34,701
Brunswick Corp.	3,978	183,227
Hasbro Inc.	4,540	249,745
Marine Products Corp.	227	2,281
Mattel Inc.	16,045	763,421
Nautilus Inc.[a]	1,439	12,131
Polaris Industries Inc.	3,011	438,522
Smith & Wesson Holding Corp.[a,b]	2,578	34,777
Sturm, Ruger & Co. Inc.[b]	911	66,585

		1,785,390
LIFE SCIENCES TOOLS & SERVICES — 0.53%
Accelerate Diagnostics Inc.[a,b]	515	6,283
Agilent Technologies Inc.	1,890	108,089
Bruker Corp.[a]	5,087	100,570
Cambrex Corp.[a]	742	13,230
Charles River Laboratories International Inc.[a]	1,025	54,366
Covance Inc.[a,b]	2,598	228,780
Fluidigm Corp.[a]	1,266	48,513
Furiex Pharmaceuticals Inc.[a]	360	15,124
Harvard Bioscience Inc.[a]	74	348
Illumina Inc.[a,b]	5,781	639,494
Life Technologies Corp.[a]	5,202	394,312
Luminex Corp.[a]	1,733	33,620
Mettler-Toledo International Inc.[a]	1,402	340,111
NeoGenomics Inc.[a,b]	1,528	5,531
PAREXEL International Corp.[a]	2,641	119,320
Quintiles Transnational Holdings Inc.[a]	568	26,321
Sequenom Inc.[a,b]	5,347	12,512
TECHNE Corp.	797	75,452
Waters Corp.[a]	3,983	398,300

		2,620,276
MACHINERY — 2.17%
Accuride Corp.[a]	1,746	6,513
Albany International Corp. Class A	195	7,006
Altra Industrial Motion Corp.	1,254	42,912
Blount International Inc.[a]	2,377	34,395
Caterpillar Inc.	5,532	502,361
Chart Industries Inc.[a]	1,436	137,339
CIRCOR International Inc.	58	4,685
CLARCOR Inc.	2,311	148,713
Colfax Corp.[a]	3,980	253,486
Columbus McKinnon Corp.[a]	130	3,528

261

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Commercial Vehicle Group Inc.[a]	361	$2,624
Crane Co.	2,080	139,880
Cummins Inc.	7,229	1,019,072
Deere & Co.	18,031	1,646,771
Donaldson Co. Inc.	6,286	273,190
Douglas Dynamics Inc.	949	15,962
Dover Corp.	5,866	566,304
Energy Recovery Inc.[a]	885	4,921
EnPro Industries Inc.[a]	524	30,209
ESCO Technologies Inc.	414	14,184
ExOne Co. (The)[a,b]	189	11,427
Federal Signal Corp.[a]	2,902	42,514
Flow International Corp.[a]	470	1,899
Flowserve Corp.	6,645	523,825
Global Brass & Copper Holdings Inc.	86	1,423
Gorman-Rupp Co. (The)	622	20,793
Graco Inc.	2,843	222,095
Graham Corp.	457	16,585
Harsco Corp.	259	7,260
Hyster-Yale Materials Handling Inc.	492	45,835
IDEX Corp.	3,563	263,128
Illinois Tool Works Inc.	6,528	548,874
Ingersoll-Rand PLC	9,887	609,039
ITT Corp.	4,177	181,365
John Bean Technologies Corp.	1,399	41,033
Lincoln Electric Holdings Inc.	3,861	275,444
Lindsay Corp.[b]	610	50,477
Manitex International Inc.[a]	571	9,067
Manitowoc Co. Inc. (The)	6,205	144,701
Middleby Corp. (The)[a]	872	209,254
Mueller Industries Inc.	1,304	82,165
Mueller Water Products Inc. Class A	7,337	68,748
Navistar International Corp.[a,b]	340	12,985
Nordson Corp.	2,981	221,488
Omega Flex Inc.	133	2,721
PACCAR Inc.	2,119	125,381
Pall Corp.	5,170	441,259
Proto Labs Inc.[a,b]	795	56,588
RBC Bearings Inc.[a]	1,073	75,915
Rexnord Corp.[a]	1,407	38,003
Snap-on Inc.	305	33,404
Standex International Corp.	140	8,803
Stanley Black & Decker Inc.	663	53,497
Sun Hydraulics Corp.	986	40,258
Tennant Co.	892	60,487
Titan International Inc.[b]	1,890	33,982
Toro Co. (The)	2,686	170,830
TriMas Corp.[a]	2,083	83,091
Valmont Industries Inc.	1,243	185,356
Wabash National Corp.[a]	256	3,162
WABCO Holdings Inc.[a]	2,715	253,608
Wabtec Corp.	4,469	331,913
Watts Water Technologies Inc. Class A	101	6,249
Woodward Inc.	3,195	145,724
Xerium Technologies Inc.[a]	509	8,393
Xylem Inc.	526	18,200

		10,642,303
MARINE — 0.04%
Kirby Corp.[a]	1,557	154,532
Matson Inc.	1,981	51,724

		206,256

Security	Shares	Value

MEDIA — 4.81%
AMC Networks Inc. Class Aa	2,757	$187,779
Cablevision NY Group Class A	9,052	162,302
Carmike Cinemas Inc.[a]	275	7,656
CBS Corp. Class B NVS	26,115	1,664,570
Charter Communications Inc. Class Aa,b	3,075	420,537
Cinemark Holdings Inc.	5,360	178,649
Clear Channel Outdoor Holdings Inc. Class A	1,967	19,945
Comcast Corp. Class A	112,481	5,845,075
Crown Media Holdings Inc. Class Aa	361	1,274
Cumulus Media Inc. Class Aa	2,718	21,010
DIRECTV[a]	22,783	1,574,078
Discovery Communications Inc. Series Aa	11,371	1,028,166
DISH Network Corp. Class Aa	9,689	561,187
Entravision Communications Corp. Class A	2,559	15,584
Global Sources Ltd.[a]	128	1,041
Gray Television Inc.[a]	156	2,321
Hemisphere Media Group Inc.[a]	401	4,760
Interpublic Group of Companies Inc. (The)	9,056	160,291
Lamar Advertising Co. Class Aa	3,659	191,183
Liberty Global PLC Series Aa	15,469	1,376,586
Lions Gate Entertainment Corp.[b]	3,753	118,820
Loral Space & Communications Inc.[a]	603	48,831
Madison Square Garden Inc. Class Aa	2,838	163,412
McClatchy Co. (The) Class Aa,b	2,257	7,674
MDC Partners Inc.	687	17,525
Morningstar Inc.	961	75,045
National CineMedia Inc.	908	18,124
News Corp. Class A NVS[a]	17,010	306,520
Nexstar Broadcasting Group Inc.	1,365	76,071
Omnicom Group Inc.	12,012	893,332
ReachLocal Inc.[a,b]	463	5,885
Regal Entertainment Group Class A	839	16,319
Rentrak Corp.[a,b]	382	14,474
Saga Communications Inc. Class A	60	3,018
Scripps Networks Interactive Inc. Class A	5,097	440,432
SFX Entertainment Inc.[a]	432	5,184
Sinclair Broadcast Group Inc. Class A	3,180	113,621
Sirius XM Holdings Inc.[a]	67,645	236,081
Starz Series Aa	4,505	131,726
Time Warner Cable Inc.	13,517	1,831,554
Twenty-First Century Fox Inc. Class A	67,887	2,388,265
Viacom Inc. Class B NVS	20,689	1,806,977
Walt Disney Co. (The)	18,578	1,419,359
World Wrestling Entertainment Inc. Class A	139	2,305

		23,564,548
METALS & MINING — 0.13%
AMCOL International Corp.	499	16,956
Coeur Mining Inc.[a]	1,770	19,204
Compass Minerals International Inc.	1,520	121,676
Globe Specialty Metals Inc.	201	3,620
Gold Resource Corp.	1,439	6,519
Handy & Harman Ltd.[a]	235	5,689
Hecla Mining Co.	2,748	8,464
Materion Corp.	504	15,548
Midway Gold Corp.[a]	5,541	4,488
Olympic Steel Inc.	110	3,188
Paramount Gold and Silver Corp.[a,b]	6,098	5,682
Royal Gold Inc.	755	34,783
Schnitzer Steel Industries Inc. Class A	62	2,026

262

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Southern Copper Corp.	7,335	$210,588
Tahoe Resources Inc.[a]	508	8,453
US Silica Holdings Inc.	995	33,939
Walter Energy Inc.[b]	1,016	16,896
Worthington Industries Inc.	2,458	103,433

		621,152
MULTILINE RETAIL — 0.92%
Big Lots Inc.[a]	716	23,120
Bon-Ton Stores Inc. (The)	584	9,507
Burlington Stores Inc.[a]	387	12,384
Dillard’s Inc. Class A	844	82,045
Dollar General Corp.[a]	15,201	916,924
Dollar Tree Inc.[a]	9,594	541,293
Family Dollar Stores Inc.	4,472	290,546
Macy’s Inc.	13,814	737,668
Nordstrom Inc.	6,735	416,223
Target Corp.	23,384	1,479,506

		4,509,216
OFFICE ELECTRONICS — 0.00%
Zebra Technologies Corp. Class Aa	213	11,519

		11,519
OIL, GAS & CONSUMABLE FUELS — 2.25%
Abraxas Petroleum Corp.[a]	3,830	12,562
Amyris Inc.[a,b]	1,219	6,448
Anadarko Petroleum Corp.	1,280	101,530
Antero Resources Corp.[a]	781	49,547
Approach Resources Inc.[a]	909	17,535
Athlon Energy Inc.[a]	324	9,801
Bill Barrett Corp.[a]	659	17,648
Bonanza Creek Energy Inc.[a]	1,368	59,467
Cabot Oil & Gas Corp.	19,584	759,076
Carrizo Oil & Gas Inc.[a]	1,806	80,855
Cheniere Energy Inc.[a]	11,214	483,548
Clean Energy Fuels Corp.[a,b]	3,191	41,100
Cobalt International Energy Inc.[a]	11,730	192,958
Concho Resources Inc.[a]	4,866	525,528
Contango Oil & Gas Co.[a]	115	5,435
Continental Resources Inc.[a]	1,983	223,127
Crosstex Energy Inc.	2,024	73,188
CVR Energy Inc.	725	31,487
Delek US Holdings Inc.	1,129	38,849
Diamondback Energy Inc.[a]	842	44,508
EOG Resources Inc.	11,832	1,985,883
EPL Oil & Gas Inc.[a]	448	12,768
EQT Corp.	6,395	574,143
Evolution Petroleum Corp.	747	9,218
EXCO Resources Inc.	3,233	17,167
Forest Oil Corp.[a]	719	2,596
FX Energy Inc.[a,b]	2,440	8,930
Gastar Exploration Ltd.[a]	2,864	19,819
Goodrich Petroleum Corp.[a]	1,453	24,730
Gulfport Energy Corp.[a]	3,218	203,217
Isramco Inc.[a,b]	50	6,352
Kinder Morgan Inc.	28,188	1,014,768
KiOR Inc. Class Aa	2,041	3,429
Kodiak Oil & Gas Corp.[a]	11,970	134,184
Kosmos Energy Ltd.[a]	4,698	52,524

Security	Shares	Value

Laredo Petroleum Inc.[a]	1,858	$51,448
Magnum Hunter Resources Corp.[a]	2,484	18,158
Noble Energy Inc.	2,115	144,053
Oasis Petroleum Inc.[a]	4,677	219,679
Panhandle Oil and Gas Inc.	355	11,860
PetroQuest Energy Inc.[a]	2,474	10,688
Pioneer Natural Resources Co.	4,685	862,368
QEP Resources Inc.	841	25,777
Quicksilver Resources Inc.[a,b]	978	3,002
Range Resources Corp.	7,580	639,070
Renewable Energy Group Inc.[a]	12	137
Rentech Inc.[a]	7,039	12,318
Rex Energy Corp.[a,b]	2,100	41,391
Rosetta Resources Inc.[a]	2,786	133,839
Sanchez Energy Corp.[a,b]	88	2,157
SemGroup Corp. Class A	1,818	118,588
SM Energy Co.	3,078	255,813
Solazyme Inc.[a,b]	2,222	24,198
Southwestern Energy Co.[a]	16,336	642,495
Synergy Resources Corp.[a]	2,631	24,363
Targa Resources Corp.	1,529	134,812
Triangle Petroleum Corp.[a]	395	3,286
Ur-Energy Inc.[a]	1,133	1,563
Uranium Energy Corp.[a,b]	4,838	9,676
VAALCO Energy Inc.[a]	1,355	9,336
Western Refining Inc.	1,418	60,137
Whiting Petroleum Corp.[a]	437	27,037
Williams Companies Inc. (The)	17,412	671,581
World Fuel Services Corp.	640	27,622
ZaZa Energy Corp.[a,b]	559	534

		11,030,911
PAPER & FOREST PRODUCTS — 0.26%
Boise Cascade Co.[a]	631	18,602
Clearwater Paper Corp.[a]	812	42,630
Deltic Timber Corp.	527	35,805
International Paper Co.	17,776	871,557
KapStone Paper and Packaging Corp.[a]	1,899	106,078
Louisiana-Pacific Corp.[a]	4,690	86,812
Neenah Paper Inc.	81	3,464
P.H. Glatfelter Co.	1,780	49,199
Schweitzer-Mauduit International Inc.	1,110	57,132
Wausau Paper Corp.	2,026	25,690

		1,296,969
PERSONAL PRODUCTS — 0.41%
Avon Products Inc.	20,124	346,535
Coty Inc. Class A	1,759	26,825
Elizabeth Arden Inc.[a]	1,037	36,762
Estee Lauder Companies Inc. (The) Class A	10,758	810,292
Female Health Co. (The)	858	7,293
Herbalife Ltd.[b]	3,958	311,495
Inter Parfums Inc.	562	20,125
Lifevantage Corp.[a]	5,275	8,704
Medifast Inc.[a]	640	16,723
Nu Skin Enterprises Inc. Class A	2,717	375,544
Revlon Inc. Class Aa	172	4,293
Star Scientific Inc.[a,b]	7,042	8,169
Synutra International Inc.[a,b]	829	7,361
USANA Health Sciences Inc.[a]	278	21,011

		2,001,132

263

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

PHARMACEUTICALS — 3.42%
AbbVie Inc.	73,474	$3,880,162
AcelRx Pharmaceuticals Inc.[a,b]	971	10,982
Actavis PLC[a]	8,043	1,351,224
Akorn Inc.[a]	2,721	67,018
Alimera Sciences Inc.[a]	790	3,721
Allergan Inc.	13,771	1,529,683
Ampio Pharmaceuticals Inc.[a,b]	1,677	11,957
Aratana Therapeutics Inc.[a]	310	5,921
Auxilium Pharmaceuticals Inc.[a]	2,301	47,723
AVANIR Pharmaceuticals Inc. Class Aa,b	7,403	24,874
BioDelivery Sciences International Inc.[a]	793	4,671
Bristol-Myers Squibb Co.	65,609	3,487,118
Cadence Pharmaceuticals Inc.[a]	2,917	26,399
Cempra Inc.[a]	920	11,399
Corcept Therapeutics Inc.[a,b]	2,782	8,958
Depomed Inc.[a]	2,526	26,725
Eli Lilly and Co.	10,089	514,539
Endo Health Solutions Inc.[a]	5,218	352,006
Endocyte Inc.[a,b]	1,432	15,308
Hi-Tech Pharmacal Co. Inc.[a]	199	8,635
Horizon Pharma Inc.[a]	925	7,049
Jazz Pharmaceuticals PLC[a]	2,407	304,630
Johnson & Johnson	16,835	1,541,918
Lannett Co. Inc.[a]	744	24,626
Medicines Co. (The)[a]	2,938	113,466
Mylan Inc.[a]	17,704	768,354
Nektar Therapeutics[a]	3,369	38,238
Omeros Corp.[a,b]	1,487	16,788
Pacira Pharmaceuticals Inc.[a,b]	1,279	73,530
Perrigo Co. PLC	5,862	899,583
Prestige Brands Holdings Inc.[a]	2,376	85,061
Questcor Pharmaceuticals Inc.	2,409	131,170
Repros Therapeutics Inc.[a]	1,055	19,306
Sagent Pharmaceuticals Inc.[a]	778	19,746
Salix Pharmaceuticals Ltd.[a]	2,845	255,879
Santarus Inc.[a]	2,413	77,119
SciClone Pharmaceuticals Inc.[a,b]	1,835	9,248
Sucampo Pharmaceuticals Inc. Class Aa	589	5,537
Supernus Pharmaceuticals Inc.[a,b]	692	5,218
TherapeuticsMD Inc.[a,b]	3,626	18,891
ViroPharma Inc.[a]	2,970	148,054
VIVUS Inc.[a,b]	4,810	43,675
XenoPort Inc.[a]	299	1,719
Zoetis Inc.	23,228	759,323
Zogenix Inc.[a,b]	3,503	12,050

		16,769,201
PROFESSIONAL SERVICES — 0.49%
Acacia Research Corp.	658	9,567
Advisory Board Co. (The)[a,b]	1,657	105,501
Barrett Business Services Inc.	337	31,253
Corporate Executive Board Co. (The)	1,521	117,771
Dun & Bradstreet Corp. (The)	1,716	210,639
Equifax Inc.	5,599	386,835
Exponent Inc.	651	50,413
Franklin Covey Co.[a]	446	8,866
GP Strategies Corp.[a,b]	653	19,453
Huron Consulting Group Inc.[a]	183	11,478
IHS Inc. Class Aa	3,054	365,564
Insperity Inc.	1,046	37,792

Security	Shares	Value

Kforce Inc.	1,256	$25,698
Mistras Group Inc.[a]	753	15,723
Nielsen Holdings NV	1,464	67,183
Odyssey Marine Exploration Inc.[a,b]	3,549	7,169
On Assignment Inc.[a]	2,075	72,459
Pendrell Corp.[a]	1,106	2,223
Robert Half International Inc.	6,486	272,347
RPX Corp.[a]	212	3,583
TrueBlue Inc.[a]	1,893	48,802
Verisk Analytics Inc. Class Aa	7,035	462,340
WageWorks Inc.[a]	1,158	68,832

		2,401,491
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.72%
Acadia Realty Trust	466	11,571
Alexander’s Inc.	104	34,320
American Homes 4 Rent	452	7,322
American Realty Capital Properties Inc.[b]	1,204	15,483
American Tower Corp.	18,374	1,466,613
Apartment Investment and Management Co. Class A	3,723	96,463
Aviv REIT Inc.	52	1,232
Boston Properties Inc.	671	67,348
Brixmor Property Group Inc.	417	8,478
CBL & Associates Properties Inc.	2,479	44,523
CoreSite Realty Corp.	964	31,031
Corrections Corp. of America	3,386	108,589
Digital Realty Trust Inc.[b]	4,691	230,422
DuPont Fabros Technology Inc.[b]	1,136	28,071
EastGroup Properties Inc.	1,265	73,281
Empire State Realty Trust Inc. Class A	693	10,603
Equity Lifestyle Properties, Inc.	2,798	101,372
Extra Space Storage Inc.	413	17,400
Federal Realty Investment Trust	1,990	201,806
GEO Group Inc. (The)	1,391	44,818
Glimcher Realty Trust	6,063	56,750
Hannon Armstrong Sustainable Infrastructure Capital Inc.	685	9,563
Healthcare Realty Trust Inc.	1,635	34,842
Highwoods Properties Inc.	1,190	43,042
Inland Real Estate Corp.	3,415	35,926
Investors Real Estate Trust	259	2,222
LTC Properties Inc.	1,397	49,440
National Health Investors Inc.	1,355	76,015
Omega Healthcare Investors Inc.[b]	5,675	169,115
Plum Creek Timber Co. Inc.	8,213	381,987
Potlatch Corp.	1,884	78,638
PS Business Parks Inc.	847	64,728
Public Storage	6,202	933,525
Rayonier Inc.	5,855	246,495
Regency Centers Corp.	1,784	82,599
Ryman Hospitality Properties Inc.	1,331	55,609
Sabra Healthcare REIT Inc.	714	18,664
Saul Centers Inc.[b]	355	16,944
Senior Housing Properties Trust	640	14,227
Simon Property Group Inc.	10,763	1,637,698
Sovran Self Storage Inc.	1,352	88,110
Spirit Realty Capital Inc.	3,315	32,586
Strategic Hotels & Resorts Inc.[a]	6,779	64,062
Sun Communities Inc.	1,616	68,906
Tanger Factory Outlet Centers Inc.	4,314	138,134
Taubman Centers Inc.	543	34,709
UMH Properties Inc.	154	1,451
Universal Health Realty Income Trust	362	14,502

264

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Urstadt Biddle Properties Inc. Class A	744	$13,727
Ventas Inc.	6,142	351,814
Vornado Realty Trust	1,684	149,522
Washington Real Estate Investment Trust	784	18,314
Weyerhaeuser Co.	27,056	854,158
Winthrop Realty Trust	97	1,072
ZAIS Financial Corp.	240	3,847

		8,443,689
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
CBRE Group Inc. Class Aa	12,963	340,927
Forestar Group Inc.[a]	182	3,871
Kennedy-Wilson Holdings Inc.	238	5,296
RE/MAX Holdings Inc. Class Aa	151	4,843
Realogy Holdings Corp.[a]	4,979	246,311
St. Joe Co. (The)[a,b]	81	1,554
Tejon Ranch Co.[a]	661	24,298

		627,100
ROAD & RAIL — 1.41%
AMERCO[a]	184	43,763
Avis Budget Group Inc.[a]	4,922	198,947
Con-way Inc.	959	38,082
CSX Corp.	23,691	681,590
Genesee & Wyoming Inc. Class Aa	879	84,428
Heartland Express Inc.	1,787	35,061
Hertz Global Holdings Inc.[a]	16,092	460,553
J.B. Hunt Transport Services Inc.	4,251	328,602
Kansas City Southern Industries Inc.	5,120	634,010
Knight Transportation Inc.	2,787	51,114
Landstar System Inc.	2,166	124,437
Norfolk Southern Corp.	2,649	245,907
Old Dominion Freight Line Inc.[a]	3,299	174,913
Quality Distribution Inc.[a]	391	5,016
Roadrunner Transportation Systems Inc.[a]	325	8,759
Saia Inc.[a]	1,127	36,120
Swift Transportation Co.[a,b]	3,812	84,664
Union Pacific Corp.	21,655	3,638,040
Universal Truckload Services Inc.	252	7,688
Werner Enterprises Inc.	599	14,813
YRC Worldwide Inc.[a,b]	102	1,772

		6,898,279
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.89%
Advanced Energy Industries Inc.[a]	1,709	39,068
Advanced Micro Devices Inc.[a,b]	28,156	108,964
Altera Corp.	5,132	166,944
Ambarella Inc.[a,b]	858	29,112
Analog Devices Inc.	6,182	314,849
Applied Materials Inc.	36,900	652,761
Applied Micro Circuits Corp.[a]	3,147	42,107
Atmel Corp.[a]	19,913	155,919
Avago Technologies Ltd.	10,471	553,811
Broadcom Corp. Class A	11,591	343,673
Cabot Microelectronics Corp.[a]	1,137	51,961
Cavium Inc.[a]	2,399	82,789
Cirrus Logic Inc.[a]	1,198	24,475
Cree Inc.[a]	5,477	342,696
Cypress Semiconductor Corp.[a]	6,831	71,725
Diodes Inc.[a]	1,300	30,628

Security	Shares	Value

Entegris Inc.[a]	971	$11,264
Exar Corp.[a]	1,779	20,974
Freescale Semiconductor Ltd.[a,b]	1,174	18,843
GT Advanced Technologies Inc.[a]	4,833	42,144
Hittite Microwave Corp.[a]	1,416	87,410
Inphi Corp.[a]	449	5,792
Integrated Device Technology Inc.[a]	1,795	18,291
Intel Corp.	15,013	389,737
Intermolecular Inc.[a]	675	3,321
Lam Research Corp.[a]	1,771	96,431
Lattice Semiconductor Corp.[a]	1,386	7,637
Linear Technology Corp.	10,838	493,671
LSI Corp.	2,960	32,619
M/A-COM Technology Solutions Holdings Inc.[a]	462	7,849
Maxim Integrated Products Inc.	13,522	377,399
MaxLinear Inc. Class Aa	1,076	11,223
Micrel Inc.	2,343	23,125
Microchip Technology Inc.	9,160	409,910
Microsemi Corp.[a]	3,358	83,782
Monolithic Power Systems Inc.[a]	1,707	59,165
MoSys Inc.[a,b]	1,911	10,549
Nanometrics Inc.[a]	730	13,907
NVE Corp.[a]	222	12,938
OmniVision Technologies Inc.[a]	221	3,801
ON Semiconductor Corp.[a]	19,895	163,935
PDF Solutions Inc.[a]	1,188	30,437
Peregrine Semiconductor Corp.[a,b]	1,229	9,107
PLX Technology Inc.[a]	1,926	12,673
PMC-Sierra Inc.[a]	4,056	26,080
Power Integrations Inc.	1,385	77,311
Rambus Inc.[a]	5,185	49,102
RF Micro Devices Inc.[a]	11,420	58,927
Rudolph Technologies Inc.[a]	260	3,052
Semtech Corp.[a]	3,164	79,986
Silicon Image Inc.[a]	3,367	20,707
Silicon Laboratories Inc.[a]	1,708	73,973
Skyworks Solutions Inc.[a]	7,381	210,801
SunEdison Inc.[a]	12,354	161,220
SunPower Corp.[a,b]	1,917	57,146
Synaptics Inc.[a,b]	1,510	78,233
Texas Instruments Inc.	51,376	2,255,920
TriQuint Semiconductor Inc.[a]	749	6,247
Ultratech Inc.[a]	1,287	37,323
Veeco Instruments Inc.[a,b]	478	15,731
Xilinx Inc.	12,259	562,933

		9,244,108
SOFTWARE — 6.57%
ACI Worldwide Inc.[a]	1,793	116,545
Actuate Corp.[a]	2,232	17,209
Adobe Systems Inc.[a]	9,093	544,489
Advent Software Inc.	1,521	53,220
American Software Inc. Class A	1,056	10,423
ANSYS Inc.[a]	4,330	377,576
Aspen Technology Inc.[a]	4,109	171,756
Autodesk Inc.[a]	8,281	416,783
AVG Technologies[a,b]	1,112	19,137
Blackbaud Inc.	2,184	82,228
Bottomline Technologies Inc.[a]	1,760	63,642
BroadSoft Inc.[a,b]	1,330	36,362
Cadence Design Systems Inc.[a]	12,923	181,180
Callidus Software Inc.[a]	1,709	23,465

265

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Citrix Systems Inc.[a]	8,697	$550,085
CommVault Systems Inc.[a,b]	2,159	161,666
Comverse Inc.[a]	1,060	41,128
Concur Technologies Inc.[a,b]	2,139	220,702
Digimarc Corp.	356	6,857
Ebix Inc.[b]	1,023	15,059
Electronic Arts Inc.[a]	10,801	247,775
Ellie Mae Inc.[a,b]	1,188	31,922
EPIQ Systems Inc.	104	1,686
FactSet Research Systems Inc.[b]	2,045	222,046
Fair Isaac Corp.	1,656	104,063
FireEye Inc.[a]	592	25,817
FleetMatics Group PLC[a]	757	32,740
Fortinet Inc.[a]	6,300	120,519
Gigamon Inc.[a]	130	3,650
Glu Mobile Inc.[a,b]	2,418	9,406
Guidance Software Inc.[a]	646	6,525
Guidewire Software Inc.[a]	2,264	111,094
Imperva Inc.[a]	940	45,242
Infoblox Inc.[a]	2,328	76,871
Informatica Corp.[a]	5,021	208,371
Interactive Intelligence Group Inc.[a]	717	48,297
Intuit Inc.	13,794	1,052,758
Jive Software Inc.[a,b]	1,838	20,677
Manhattan Associates Inc.[a]	907	106,554
MICROS Systems Inc.[a]	545	31,267
Microsoft Corp.	387,441	14,501,917
MicroStrategy Inc. Class Aa	412	51,187
Mitek Systems Inc.[a,b]	1,030	6,118
Model N Inc.[a]	379	4,468
Monotype Imaging Holdings Inc.	1,769	56,360
NetScout Systems Inc.[a]	1,745	51,635
NetSuite Inc.[a]	1,613	166,171
Oracle Corp.	164,716	6,302,034
Pegasystems Inc.	831	40,869
Progress Software Corp.[a]	1,275	32,933
Proofpoint Inc.[a,b]	1,012	33,568
PROS Holdings Inc.[a,b]	1,002	39,980
PTC Inc.[a]	5,558	196,698
QAD Inc. Class A	219	3,867
QLIK Technologies Inc.[a]	4,144	110,355
Qualys Inc.[a]	692	15,992
Rally Software Development Corp.[a,b]	319	6,205
RealPage Inc.[a,b]	2,165	50,618
Red Hat Inc.[a]	8,807	493,544
Rosetta Stone Inc.[a]	539	6,587
Rovi Corp.[a]	562	11,066
Salesforce.com Inc.[a]	27,409	1,512,703
ServiceNow Inc.[a]	3,666	205,333
Silver Spring Networks Inc.[a]	275	5,775
SolarWinds Inc.[a]	2,969	112,317
Solera Holdings Inc.	3,201	226,503
Splunk Inc.[a]	4,766	327,281
SS&C Technologies Holdings Inc.[a]	2,704	119,679
Symantec Corp.	23,566	555,686
Synchronoss Technologies Inc.[a]	1,338	41,572
Tableau Software Inc. Class Aa	437	30,122
Take-Two Interactive Software Inc.[a]	3,776	65,589
Tangoe Inc.[a]	1,439	25,916
TIBCO Software Inc.[a]	7,625	171,410
TiVo Inc.[a]	2,450	32,144
Tyler Technologies Inc.[a]	1,451	148,191
Ultimate Software Group Inc. (The)[a]	1,283	196,581

Security	Shares	Value

Vasco Data Security International Inc.[a]	603	$4,661
Verint Systems Inc.[a]	2,450	105,203
VirnetX Holding Corp.[a,b]	2,028	39,363
VMware Inc. Class Aa,b	3,975	356,597
Vringo Inc.[a,b]	563	1,666
Workday Inc. Class Aa,b	1,718	142,869

		32,226,125
SPECIALTY RETAIL — 4.21%
Aaron’s Inc.	533	15,670
Abercrombie & Fitch Co. Class A	425	13,987
Advance Auto Parts Inc.	3,388	374,984
Aeropostale Inc.[a,b]	3,462	31,470
America’s Car-Mart Inc.[a,b]	285	12,036
American Eagle Outfitters Inc.	5,762	82,973
ANN INC.[a]	2,193	80,176
Asbury Automotive Group Inc.[a]	1,216	65,348
Ascena Retail Group Inc.[a]	853	18,049
AutoNation Inc.[a]	2,361	117,318
AutoZone Inc.[a]	1,649	788,123
Barnes & Noble Inc.[a]	118	1,764
Bed Bath & Beyond Inc.[a]	10,156	815,527
Best Buy Co. Inc.	3,385	134,994
Big 5 Sporting Goods Corp.	783	15,519
Brown Shoe Co. Inc.	1,246	35,062
Buckle Inc. (The)	1,342	70,536
Cabela’s Inc.[a]	2,209	147,252
CarMax Inc.[a]	10,433	490,560
Cato Corp. (The) Class A	257	8,173
Chico’s FAS Inc.	7,057	132,954
Children’s Place Retail Stores Inc. (The)[a]	368	20,965
Christopher & Banks Corp.[a]	1,687	14,407
Conn’s Inc.[a,b]	1,046	82,414
Container Store Group Inc. (The)[a]	363	16,919
Destination Maternity Corp.	564	16,852
Dick’s Sporting Goods Inc.	4,590	266,679
DSW Inc. Class A	2,982	127,421
Express Inc.[a]	3,969	74,101
Finish Line Inc. (The) Class A	658	18,536
Five Below Inc.[a,b]	1,524	65,837
Foot Locker Inc.	824	34,147
Francesca’s Holdings Corp.[a,b]	2,047	37,685
Gap Inc. (The)	12,970	506,868
Genesco Inc.[a]	805	58,813
GNC Holdings Inc. Class A	4,569	267,058
Haverty Furniture Companies Inc.	220	6,886
Hibbett Sports Inc.[a,b]	1,159	77,896
Home Depot Inc. (The)	67,772	5,580,347
Jos. A. Bank Clothiers Inc.[a]	190	10,399
Kirkland’s Inc.[a]	457	10,817
L Brands Inc.	11,151	689,689
Lithia Motors Inc. Class A	1,029	71,433
Lowe’s Companies Inc.	50,440	2,499,302
Lumber Liquidators Holdings Inc.[a,b]	1,275	131,185
Mattress Firm Holding Corp.[a,b]	560	24,102
Monro Muffler Brake Inc.[b]	1,503	84,709
New York & Co. Inc.[a]	828	3,618
O’Reilly Automotive Inc.[a]	5,133	660,668
Office Depot Inc.[a]	2,861	15,135
Outerwall Inc.[a,b]	1,259	84,693
Pacific Sunwear of California Inc.[a]	1,894	6,326
Penske Automotive Group Inc.	372	17,544

266

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

PetSmart Inc.	4,803	$349,418
Pier 1 Imports Inc.	4,406	101,690
Restoration Hardware Holdings Inc.[a]	822	55,321
Ross Stores Inc.	10,210	765,035
Sally Beauty Holdings Inc.[a]	7,890	238,515
Sears Hometown and Outlet Stores Inc.[a]	261	6,656
Select Comfort Corp.[a]	2,428	51,207
Signet Jewelers Ltd.	325	25,578
Sonic Automotive Inc. Class A	461	11,285
Stein Mart Inc.	682	9,173
Tiffany & Co.	5,148	477,631
Tile Shop Holdings Inc. (The)[a,b]	857	15,486
Tilly’s Inc. Class Aa	445	5,095
TJX Companies Inc. (The)	33,348	2,125,268
Tractor Supply Co.	6,488	503,339
Ulta Salon, Cosmetics & Fragrance Inc.[a]	2,957	285,410
Urban Outfitters Inc.[a]	5,001	185,537
Vitamin Shoppe Inc.[a,b]	1,420	73,854
Wet Seal Inc. Class Aa	4,136	11,291
Williams-Sonoma Inc.	4,541	264,649
Winmark Corp.	108	10,003
Zumiez Inc.[a,b]	1,027	26,702

		20,634,069
TEXTILES, APPAREL & LUXURY GOODS — 1.59%
Carter’s Inc.	2,562	183,926
Coach Inc.	13,056	732,833
Costa Inc.[a]	407	8,844
Crocs Inc.[a]	3,535	56,277
Culp Inc.	330	6,749
Deckers Outdoor Corp.[a,b]	702	59,291
Fossil Group Inc.[a]	2,266	271,784
G-III Apparel Group Ltd.[a]	590	43,536
Hanesbrands Inc.	4,579	321,766
Iconix Brand Group Inc.[a,b]	1,056	41,923
Michael Kors Holdings Ltd.[a]	9,360	759,938
Movado Group Inc.	60	2,641
Nike Inc. Class B	32,830	2,581,751
Oxford Industries Inc.	580	46,789
PVH Corp.	3,336	453,763
Quiksilver Inc.[a]	4,500	39,465
R.G. Barry Corp.	2	39
Ralph Lauren Corp.	2,787	492,101
Steven Madden Ltd.[a]	2,841	103,952
Tumi Holdings Inc.[a]	2,225	50,174
Under Armour Inc. Class Aa,b	3,855	336,541
Vera Bradley Inc.[a]	984	23,655
VF Corp.	16,271	1,014,334
Vince Holding Corp.[a]	249	7,637
Wolverine World Wide Inc.	4,700	159,612

		7,799,321
THRIFTS & MORTGAGE FINANCE — 0.10%
BofI Holding Inc.[a]	562	44,078
MGIC Investment Corp.[a]	8,288	69,951
Nationstar Mortgage Holdings Inc.[a,b]	941	34,779
Northfield Bancorp Inc	611	8,065
Ocwen Financial Corp.[a]	4,817	267,103
Oritani Financial Corp.	769	12,343
Radian Group Inc.	2,194	30,979

Security	Shares	Value

Tree.com Inc.[a]	179	$5,878

		473,176
TOBACCO — 2.38%
Altria Group Inc.	93,184	3,577,334
Lorillard Inc.	17,550	889,434
Philip Morris International Inc.	75,877	6,611,163
Reynolds American Inc.	11,087	554,239
Vector Group Ltd.	2,120	34,704

		11,666,874
TRADING COMPANIES & DISTRIBUTORS — 0.51%
Aceto Corp.	305	7,628
Aircastle Ltd.	1,296	24,831
Applied Industrial Technologies Inc.	1,747	85,760
Beacon Roofing Supply Inc.[a]	2,269	91,395
BlueLinx Holdings Inc.[a]	1,568	3,058
CAI International Inc.[a]	245	5,775
DXP Enterprises Inc.[a]	413	47,578
Fastenal Co.	13,783	654,830
H&E Equipment Services Inc.[a]	1,380	40,889
HD Supply Holdings Inc.[a]	1,797	43,146
Houston Wire & Cable Co.	303	4,054
Kaman Corp.	817	32,460
MRC Global Inc.[a]	1,655	53,390
MSC Industrial Direct Co. Inc. Class A	2,199	177,833
Rush Enterprises Inc. Class Aa,b	595	17,642
Stock Building Supply Holdings Inc.[a]	23	419
TAL International Group Inc.	705	40,432
Textainer Group Holdings Ltd.[b]	329	13,232
United Rentals Inc.[a]	4,375	341,031
W.W. Grainger Inc.	2,742	700,362
Watsco Inc.	1,196	114,888

		2,500,633
TRANSPORTATION INFRASTRUCTURE — 0.00%
Wesco Aircraft Holdings Inc.[a]	252	5,524

		5,524
WATER UTILITIES — 0.04%
American States Water Co.	192	5,516
Aqua America Inc.	7,163	168,975
Pure Cycle Corp.[a]	801	5,070
SJW Corp.	215	6,405
York Water Co. (The)	466	9,754

		195,720
WIRELESS TELECOMMUNICATION SERVICES — 0.37%
Crown Castle International Corp.[a]	15,521	1,139,707
Leap Wireless International Inc.[a]	550	9,570
NTELOS Holdings Corp.	703	14,222
SBA Communications Corp. Class Aa	5,937	533,380
Shenandoah Telecommunications Co.	1,001	25,696

267

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

December 31, 2013

Security	Shares	Value

Sprint Corp.[a]	7,140	$76,755

		1,799,330

TOTAL COMMON STOCKS (Cost: $338,403,514)		489,540,069

RIGHTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
EXCO Resources Inc.[a]	3,164	506

		506

TOTAL RIGHTS (Cost: $0)		506

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	236	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 2.35%

MONEY MARKET FUNDS — 2.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	10,458,838	10,458,838
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	612,607	612,607
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	438,212	438,212

		11,509,657

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,509,657)		11,509,657

TOTAL INVESTMENTS IN SECURITIES — 102.17% (Cost: $349,913,171)		501,050,232
Other Assets, Less Liabilities — (2.17)%		(10,646,093)

NET ASSETS — 100.00%		$490,404,139

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

268

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 1.45%
AAR Corp.	2,217	$62,098
AeroVironment Inc.[a]	1,042	30,354
Alliant Techsystems Inc.	1,828	222,431
American Science and Engineering Inc.	390	28,045
API Technologies Corp.[a]	1,784	6,083
B/E Aerospace Inc.[a]	360	31,331
Cubic Corp.	1,040	54,766
Curtiss-Wright Corp.	2,615	162,731
DigitalGlobe Inc.[a,b]	4,202	172,912
Ducommun Inc.[a]	591	17,618
Engility Holdings Inc.[a]	900	30,060
Esterline Technologies Corp.[a]	1,767	180,163
Exelis Inc.	10,672	203,408
GenCorp Inc.[a,b]	767	13,821
General Dynamics Corp.	16,919	1,616,611
Keyw Holding Corp. (The)[a,b]	1,268	17,042
Kratos Defense & Security Solutions Inc.[a,b]	2,307	17,718
L-3 Communications Holdings Inc.	5,106	545,627
LMI Aerospace Inc.[a,b]	447	6,589
Moog Inc. Class Aa,b	2,324	157,893
National Presto Industries Inc.	250	20,125
Northrop Grumman Corp.	12,578	1,441,565
Orbital Sciences Corp.[a]	3,523	82,086
Raytheon Co.	18,391	1,668,064
Rockwell Collins Inc.	835	61,723
Sparton Corp.[a,b]	574	16,043
Spirit AeroSystems Holdings Inc. Class Aa	5,866	199,913
Teledyne Technologies Inc.[a,b]	1,460	134,116
Textron Inc.	15,671	576,066
Triumph Group Inc.	2,323	176,711
United Technologies Corp.	3,248	369,622

		8,323,335
AIR FREIGHT & LOGISTICS — 0.48%
Air Transport Services Group Inc.[a]	2,952	23,882
Atlas Air Worldwide Holdings Inc.[a]	1,424	58,597
FedEx Corp.	17,949	2,580,528
Pacer International Inc.[a]	1,735	14,331
UTi Worldwide Inc.	1,474	25,883
XPO Logistics Inc.[a,b]	1,275	33,520

		2,736,741
AIRLINES — 0.30%
Alaska Air Group Inc.	301	22,084
American Airlines Group Inc.[a,b]	4,759	120,165
Delta Air Lines Inc.	26,182	719,219
Hawaiian Holdings Inc.[a,b]	2,940	28,312
JetBlue Airways Corp.[a,b]	12,863	109,979
Republic Airways Holdings Inc.[a]	1,195	12,775
SkyWest Inc.	2,954	43,808
Southwest Airlines Co.	36,253	683,006

		1,739,348

Security	Shares	Value

AUTO COMPONENTS — 0.58%
Allison Transmission Holdings Inc.	1,669	$46,081
American Axle & Manufacturing Holdings Inc.[a,b]	1,153	23,579
Cooper Tire & Rubber Co.	3,156	75,870
Dana Holding Corp.	7,608	149,269
Federal-Mogul Corp. Class Aa	1,084	21,333
Fox Factory Holding Corp.[a]	277	4,881
Fuel Systems Solutions Inc.[a]	932	12,927
Gentex Corp.	3,445	113,651
Johnson Controls Inc.	38,805	1,990,696
Lear Corp.	4,053	328,171
Modine Manufacturing Co.[a]	2,539	32,550
Remy International Inc.	800	18,656
Shiloh Industries Inc.[a]	291	5,675
Spartan Motors Inc.	1,829	12,254
Standard Motor Products Inc.	310	11,408
Stoneridge Inc.[a]	257	3,277
Superior Industries International Inc.	1,286	26,530
TRW Automotive Holdings Corp.[a]	6,047	449,836

		3,326,644
AUTOMOBILES — 0.72%
Ford Motor Co.	141,847	2,188,699
General Motors Co.[a]	47,174	1,928,002

		4,116,701
BEVERAGES — 0.19%
Beam Inc.	9,068	617,168
Constellation Brands Inc. Class Aa	521	36,668
Craft Brew Alliance Inc.[a]	378	6,207
Molson Coors Brewing Co. Class B NVS	7,895	443,304

		1,103,347
BIOTECHNOLOGY — 0.05%
ACADIA Pharmaceuticals Inc.[a]	212	5,298
Alnylam Pharmaceuticals Inc.[a]	187	12,030
Arena Pharmaceuticals Inc.[a,b]	1,228	7,184
AVEO Pharmaceuticals Inc.[a]	2,939	5,408
Celldex Therapeutics Inc.[a]	294	7,118
Curis Inc.[a]	1,224	3,452
Cytokinetics Inc.[a]	281	1,826
Cytori Therapeutics Inc.[a,b]	722	1,855
Dynavax Technologies Corp.[a,b]	1,129	2,213
Emergent BioSolutions Inc.[a]	1,147	26,369
Enzon Pharmaceuticals Inc.	2,322	2,693
Geron Corp.[a]	7,273	34,474
Harvard Apparatus Regenerative Technology Inc.[a]	301	1,430
Idenix Pharmaceuticals Inc.[a,b]	469	2,805
ImmunoGen Inc.[a,b]	1,227	18,000
Immunomedics Inc.[a]	223	1,026
InterMune Inc.[a,b]	335	4,934
Lexicon Pharmaceuticals Inc.[a]	904	1,627
Momenta Pharmaceuticals Inc.[a,b]	442	7,815
Navidea Biopharmaceuticals Inc.[a,b]	1,009	2,089
NPS Pharmaceuticals Inc.[a]	2,027	61,540
Progenics Pharmaceuticals Inc.[a,b]	566	3,017
Prothena Corp. PLC[a]	923	24,478
Rigel Pharmaceuticals Inc.[a]	4,923	14,030
Spectrum Pharmaceuticals Inc.[a]	3,382	29,931

269

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

Targacept Inc.[a,b]	1,502	$6,233
Vical Inc.[a,b]	436	514
XOMA Corp.[a]	720	4,846

		294,235
BUILDING PRODUCTS — 0.14%
A.O. Smith Corp.	2,501	134,904
Allegion PLC[a]	1,620	71,588
Apogee Enterprises Inc.	467	16,770
Fortune Brands Home & Security Inc.	1,125	51,412
Gibraltar Industries Inc.[a]	1,666	30,971
Griffon Corp.	2,595	34,280
Insteel Industries Inc.	69	1,568
NCI Building Systems Inc.[a]	187	3,280
Owens Corning[a]	6,841	278,566
Ply Gem Holdings Inc.[a]	93	1,677
Quanex Building Products Corp.	2,295	45,716
Simpson Manufacturing Co. Inc.	2,136	78,455
Universal Forest Products Inc.	1,084	56,520

		805,707
CAPITAL MARKETS — 3.63%
American Capital Ltd.[a]	16,183	253,102
Ameriprise Financial Inc.	7,815	899,116
Apollo Investment Corp.	12,537	106,314
Ares Capital Corp.	16,811	298,731
Arlington Asset Investment Corp. Class A	488	12,878
Artisan Partners Asset Management Inc.	409	26,663
Bank of New York Mellon Corp. (The)	65,727	2,296,501
BlackRock Inc.[c]	4,799	1,518,740
BlackRock Kelso Capital Corp.[c]	4,030	37,600
Calamos Asset Management Inc. Class A	1,035	12,254
Capital Southwest Corp.	784	27,338
Charles Schwab Corp. (The)	53,894	1,401,244
CIFC Corp.	304	2,365
Cowen Group Inc. Class Aa	4,789	18,725
E*TRADE Financial Corp.[a]	16,195	318,070
FBR & Co.[a]	489	12,900
Federated Investors Inc. Class B	1,381	39,773
Fidus Investment Corp.	847	18,414
Fifth Street Finance Corp.	7,698	71,206
Garrison Capital Inc.	345	4,789
GFI Group Inc.	3,875	15,151
Gladstone Capital Corp.	1,144	10,982
Gladstone Investment Corp.	1,641	13,226
Goldman Sachs Group Inc. (The)	25,969	4,603,265
Golub Capital BDC Inc.	2,367	45,233
GSV Capital Corp.[a,b]	1,052	12,719
Hercules Technology Growth Capital Inc.	3,346	54,874
HFF Inc. Class Aa	272	7,303
Horizon Technology Finance Corp.	355	5,045
ICG Group Inc.[a]	1,885	35,118
INTL FCStone Inc.[a,b]	728	13,497
Invesco Ltd.	25,099	913,604
Investment Technology Group Inc.[a]	2,063	42,415
Janus Capital Group Inc.	8,433	104,316
JMP Group Inc.	831	6,149
KCAP Financial Inc.	1,784	14,397
KCG Holdings Inc. Class Aa	2,403	28,740
Legg Mason Inc.	6,268	272,533
LPL Financial Holdings Inc.	681	32,027

Security	Shares	Value

Main Street Capital Corp.	2,138	$69,891
Manning & Napier Inc.	748	13,202
MCG Capital Corp.	4,210	18,524
Medallion Financial Corp.	1,035	14,852
Medley Capital Corp.	2,256	31,246
Morgan Stanley	86,253	2,704,894
MVC Capital Inc.	1,311	17,699
New Mountain Finance Corp.	2,424	36,457
NGP Capital Resources Co.	1,189	8,882
Northern Trust Corp.	13,626	843,313
Oppenheimer Holdings Inc. Class A	560	13,877
PennantPark Floating Rate Capital Ltd.	1,171	16,078
PennantPark Investment Corp.	3,700	42,920
Piper Jaffray Companies Inc.[a]	819	32,391
Prospect Capital Corp.	15,794	177,209
Raymond James Financial Inc.	6,884	359,276
Safeguard Scientifics Inc.[a]	1,128	22,662
SEI Investments Co.	444	15,420
Silvercrest Asset Management Group Inc.	557	9,497
Solar Capital Ltd.	2,752	62,058
Solar Senior Capital Ltd.	550	10,021
State Street Corp.	25,837	1,896,177
Stellus Capital Investment Corp.	748	11,183
Stifel Financial Corp.[a,b]	3,597	172,368
SWS Group Inc.[a]	1,654	10,056
TCP Capital Corp.	1,879	31,530
TD Ameritrade Holding Corp.	13,346	408,921
Teton Advisors Inc. Class B	5	191
THL Credit Inc.	2,043	33,689
TICC Capital Corp.	3,396	35,115
Triangle Capital Corp.	1,496	41,364
Walter Investment Management Corp.[a,b]	2,107	74,504
WhiteHorse Finance Inc.	390	5,893

		20,848,677
CHEMICALS — 1.41%
A. Schulman Inc.	1,803	63,574
Air Products and Chemicals Inc.	11,776	1,316,321
Albemarle Corp.	2,853	180,852
Ashland Inc.	4,464	433,186
Axiall Corp.	3,935	186,676
Cabot Corp.	3,608	185,451
CF Industries Holdings Inc.	3,349	780,451
Chase Corp.	355	12,531
Cytec Industries Inc.	2,066	192,469
Dow Chemical Co. (The)	59,540	2,643,576
FutureFuel Corp.	1,051	16,606
GSE Holding Inc.[a]	454	940
Huntsman Corp.	10,906	268,288
Innospec Inc.	76	3,513
Intrepid Potash Inc.[a,b]	3,086	48,882
KMG Chemicals Inc.	87	1,469
Kraton Performance Polymers Inc.[a]	1,767	40,729
Kronos Worldwide Inc.	1,119	21,317
LSB Industries Inc.[a]	446	18,295
Minerals Technologies Inc.	1,913	114,914
Mosaic Co. (The)	17,088	807,750
Olin Corp.	1,583	45,669
OM Group Inc.[a]	1,826	66,485
Penford Corp.[a]	456	5,860
PPG Industries Inc.	728	138,072
Quaker Chemical Corp.	591	45,548

270

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

Rockwood Holdings Inc.	1,203	$86,520
RPM International Inc.	476	19,759
Sensient Technologies Corp.	2,853	138,428
Sigma-Aldrich Corp.	379	35,630
Stepan Co.	436	28,615
Taminco Corp.[a,b]	99	2,001
Tredegar Corp.	872	25,122
W.R. Grace & Co.[a]	554	54,774
Westlake Chemical Corp.	165	20,141
Zep Inc.	725	13,166
Zoltek Companies Inc.[a]	1,513	25,343

		8,088,923
COMMERCIAL BANKS — 6.50%
1st Source Corp.	834	26,638
1st United Bancorp Inc.	1,481	11,270
Access National Corp.	399	5,965
American National Bankshares Inc.	442	11,602
Ameris Bancorp[a,b]	1,301	27,464
Ames National Corp.	453	10,143
Arrow Financial Corp.	551	14,635
Associated Banc-Corp	9,495	165,213
BancFirst Corp.	369	20,686
Banco Latinoamericano de Comercio Exterior SA Class E	1,746	48,923
Bancorp Inc. (The)[a]	1,956	35,032
BancorpSouth Inc.	5,399	137,243
Bank of Hawaii Corp.	2,620	154,947
Bank of Kentucky Financial Corp.	307	11,328
Bank of Marin Bancorp	289	12,540
Bank of the Ozarks Inc.	550	31,124
BankUnited Inc.	3,634	119,631
Banner Corp.	1,151	51,588
Bar Harbor Bankshares	206	8,238
BB&T Corp.	39,846	1,487,053
BBCN Bancorp Inc.	4,253	70,557
BNC Bancorp	1,032	17,688
BOK Financial Corp.	1,494	99,082
Boston Private Financial Holdings Inc.	4,681	59,074
Bridge Bancorp Inc.	769	19,994
Bridge Capital Holdings[a]	675	13,864
Bryn Mawr Bank Corp.	842	25,412
C&F Financial Corp.	180	8,221
Camden National Corp.	433	18,281
Capital Bank Financial Corp.[a]	1,500	34,125
Capital City Bank Group Inc.[a]	631	7,427
CapitalSource Inc.	11,370	163,387
Cardinal Financial Corp.	1,600	28,800
Cascade Bancorp[a,b]	340	1,778
Cathay General Bancorp	4,543	121,434
Center Bancorp Inc.	659	12,363
CenterState Banks Inc.	1,650	16,747
Central Pacific Financial Corp.	1,195	23,996
Century Bancorp Inc. Class A	188	6,251
Chemical Financial Corp.	1,791	56,721
Chemung Financial Corp.	200	6,834
CIT Group Inc.	11,332	590,737
Citizens & Northern Corp.	666	13,740
City Holding Co.	984	45,589
City National Corp.	2,631	208,428
CNB Financial Corp.	1,017	19,323
CoBiz Financial Inc.	2,048	24,494
Columbia Banking System Inc.	2,854	78,514

Security	Shares	Value

Comerica Inc.	10,516	$499,931
Commerce Bancshares Inc.	4,676	209,999
Community Bank System Inc.	2,318	91,978
Community Trust Bancorp Inc.	755	34,096
CommunityOne Bancorp.[a,b]	778	9,920
ConnectOne Bancorp Inc.[a]	196	7,767
CU Bancorp[a]	536	9,369
Cullen/Frost Bankers Inc.	3,000	223,290
Customers Bancorp Inc.[a]	1,126	23,038
CVB Financial Corp.	5,233	89,327
Eagle Bancorp Inc.[a]	1,267	38,808
East West Bancorp Inc.	7,695	269,094
Enterprise Bancorp Inc.	310	6,563
Enterprise Financial Services Corp.	995	20,318
F.N.B. Corp.	8,853	111,725
Farmers Capital Bank Corp.[a]	430	9,353
Fidelity Southern Corp.	1,097	18,221
Fifth Third Bancorp	49,765	1,046,558
Financial Institutions Inc.	752	18,582
First Bancorp (North Carolina)	1,207	20,060
First BanCorp (Puerto Rico)[a]	3,878	24,005
First Bancorp Inc. (Maine)	477	8,309
First Busey Corp.	4,167	24,169
First Citizens BancShares Inc. Class A	434	96,621
First Commonwealth Financial Corp.	5,752	50,733
First Community Bancshares Inc.	898	14,997
First Connecticut Bancorp Inc.	991	15,975
First Financial Bancorp	3,182	55,462
First Financial Bankshares Inc.	569	37,736
First Financial Corp.	619	22,631
First Financial Holdings Inc.	1,386	92,183
First Horizon National Corp.	13,795	160,712
First Interstate BancSystem Inc.	1,107	31,406
First Merchants Corp.	2,012	45,793
First Midwest Bancorp Inc.	4,047	70,944
First NBC Bank Holding Co.[a]	243	7,849
First Niagara Financial Group Inc.	19,990	212,294
First of Long Island Corp. (The)	433	18,563
First Republic Bank	6,579	344,411
First Security Group Inc[a]	3,527	8,112
FirstMerit Corp.	9,366	208,206
Flushing Financial Corp.	1,735	35,914
Fulton Financial Corp.	10,905	142,637
German American Bancorp Inc.	681	19,408
Glacier Bancorp Inc.	4,155	123,777
Great Southern Bancorp Inc.	563	17,121
Guaranty Bancorp	839	11,788
Hampton Roads Bankshares Inc.[a]	1,897	3,320
Hancock Holding Co.	4,801	176,101
Hanmi Financial Corp.	1,742	38,132
Heartland Financial USA Inc.	827	23,809
Heritage Commerce Corp.	1,136	9,361
Heritage Financial Corp.	852	14,578
Heritage Oaks Bancorp[a,b]	1,114	8,355
Home Bancshares Inc.	1,876	70,069
Home Federal Bancorp Inc.	929	13,842
HomeTrust Bancshares Inc.[a]	1,146	18,325
Horizon Bancorp	555	14,058
Hudson Valley Holding Corp.	850	17,297
Huntington Bancshares Inc.	47,768	460,961
IBERIABANK Corp.	1,697	106,656
Independent Bank Corp. (Massachusetts)	1,318	51,652
Independent Bank Group Inc.	209	10,379

271

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

International Bancshares Corp.	3,130	$82,601
Intervest Bancshares Corp.[a,b]	1,013	7,608
Investors Bancorp Inc.	2,653	67,864
KeyCorp	52,376	702,886
Lakeland Bancorp Inc.	2,066	25,556
Lakeland Financial Corp.	906	35,334
LCNB Corp.	348	6,219
M&T Bank Corp.	7,337	854,174
Macatawa Bank Corp.[a]	1,333	6,665
MainSource Financial Group Inc.	1,105	19,923
MB Financial Inc.	3,169	101,693
Mercantile Bank Corp.	472	10,186
Merchants Bancshares Inc.	264	8,844
Metro Bancorp Inc.[a]	748	16,112
MetroCorp Bancshares Inc.	862	12,990
Middleburg Financial Corp.	293	5,286
MidSouth Bancorp Inc.	403	7,198
MidWestOne Financial Group Inc.	374	10,173
National Bank Holdings Corp. Class A	2,536	54,270
National Bankshares Inc.	382	14,092
National Penn Bancshares Inc.	6,757	76,557
NBT Bancorp Inc.	2,578	66,770
NewBridge Bancorp[a]	1,421	10,658
Northrim BanCorp Inc.	362	9,499
OFG Bancorp	2,639	45,760
Old National Bancorp	5,884	90,437
OmniAmerican Bancorp Inc.[a]	656	14,025
Pacific Continental Corp.	1,012	16,131
Pacific Premier Bancorp Inc.[a]	865	13,615
PacWest Bancorp	2,196	92,715
Palmetto Bancshares Inc.[a]	257	3,331
Park National Corp.	629	53,509
Park Sterling Corp.	2,869	20,485
Peapack-Gladstone Financial Corp.	619	11,823
Penns Woods Bancorp Inc.	343	17,493
Peoples Bancorp Inc.	574	12,921
Pinnacle Financial Partners Inc.	2,059	66,979
PNC Financial Services Group Inc. (The)[c]	29,990	2,326,624
Popular Inc.[a]	5,843	167,869
Preferred Bank[a]	649	13,012
PrivateBancorp Inc.	3,630	105,016
Prosperity Bancshares Inc.	3,411	216,223
Regions Financial Corp.	80,535	796,491
Renasant Corp.	1,676	52,727
Republic Bancorp Inc. Class A	547	13,423
S&T Bancorp Inc.	1,789	45,280
S.Y. Bancorp Inc.	862	27,515
Sandy Spring Bancorp Inc.	1,282	36,140
Seacoast Banking Corp. of Florida[a]	794	9,687
Sierra Bancorp	651	10,475
Signature Bank[a]	2,411	258,990
Simmons First National Corp. Class A	944	35,070
Southside Bancshares Inc.[b]	993	27,149
Southwest Bancorp Inc.[a]	1,086	17,289
State Bank Financial Corp.	1,738	31,614
Stellar One Corp.	1,270	30,569
Sterling Bancorp	4,668	62,411
Sterling Financial Corp.	1,925	65,604
Suffolk Bancorp[a]	537	11,170
Sun Bancorp Inc. (New Jersey)[a,b]	2,055	7,234
SunTrust Banks Inc.	30,490	1,122,337
Susquehanna Bancshares Inc.	10,594	136,027
SVB Financial Group[a]	2,523	264,562

Security	Shares	Value

Synovus Financial Corp.	55,821	$200,956
Taylor Capital Group Inc.[a]	906	24,081
TCF Financial Corp.	9,262	150,507
Texas Capital Bancshares Inc.[a]	2,307	143,495
Tompkins Financial Corp.	820	42,140
TowneBank	1,504	23,147
TriCo Bancshares	918	26,044
Tristate Capital Holdings Inc.[a,b]	371	4,400
Trustmark Corp.	3,797	101,911
U.S. Bancorp	104,760	4,232,304
UMB Financial Corp.	2,010	129,203
Umpqua Holdings Corp.	6,445	123,357
Union First Market Bankshares Corp.	1,110	27,539
United Bankshares Inc.	1,756	55,226
United Community Banks Inc.[a]	2,267	40,239
Univest Corp. of Pennsylvania	937	19,377
Valley National Bancorp	11,326	114,619
VantageSouth Bancshares Inc.[a]	675	3,557
ViewPoint Financial Group	2,252	61,817
Virginia Commerce Bancorp Inc.[a]	1,551	26,351
Washington Banking Co.	839	14,875
Washington Trust Bancorp Inc.	805	29,962
Webster Financial Corp.	5,100	159,018
Wells Fargo & Co.	273,415	12,413,041
WesBanco Inc.	1,415	45,280
West Bancorporation Inc.	848	13,415
Westamerica Bancorp	1,517	85,650
Western Alliance Bancorp[a]	4,208	100,403
Wilshire Bancorp Inc.	3,367	36,801
Wintrust Financial Corp.	2,108	97,221
Yadkin Financial Corp.[a]	817	13,922
Zions Bancorp	10,407	311,794

		37,315,314
COMMERCIAL SERVICES & SUPPLIES — 0.66%
ABM Industries Inc.	3,152	90,116
ACCO Brands Corp.[a]	6,413	43,095
ADT Corp. (The)	11,519	466,174
ARC Document Solutions Inc.[a]	2,625	21,578
Brink’s Co. (The)	780	26,629
Casella Waste Systems Inc. Class Aa	202	1,172
CECO Environmental Corp.	287	4,641
Cenveo Inc.[a]	2,986	10,272
Cintas Corp.	4,184	249,325
CompX International Inc.	65	915
Consolidated Graphics Inc.[a]	446	30,078
Courier Corp.	562	10,167
Covanta Holding Corp.	5,982	106,181
Deluxe Corp.	1,059	55,269
EnerNOC Inc.[a]	898	15,455
Ennis Inc.	1,419	25,116
G&K Services Inc. Class A	921	57,314
HNI Corp.	124	4,815
Intersections Inc.	732	5,702
Iron Mountain Inc.	956	29,015
KAR Auction Services Inc.	2,686	79,371
Kimball International Inc. Class B	1,735	26,077
Knoll Inc.	814	14,904
McGrath RentCorp	807	32,119
Mobile Mini Inc.[a]	2,083	85,778
Multi-Color Corp.	273	10,303
NL Industries Inc.	368	4,114

272

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

Pitney Bowes Inc.	6,436	$149,959
Quad Graphics Inc.	1,407	38,313
R.R. Donnelley & Sons Co.	4,686	95,032
Republic Services Inc.	15,227	505,536
Schawk Inc.	646	9,606
SP Plus Corp.[a,b]	301	7,838
Steelcase Inc. Class A	4,213	66,818
Swisher Hygiene Inc.[a]	6,204	3,189
Tetra Tech Inc.[a]	3,378	94,516
TRC Companies Inc.[a,b]	917	6,547
UniFirst Corp.	370	39,590
United Stationers Inc.	2,297	105,409
Viad Corp.	1,113	30,919
Waste Connections Inc.	387	16,885
Waste Management Inc.	24,432	1,096,264
West Corp.	403	10,361

		3,782,477
COMMUNICATIONS EQUIPMENT — 1.55%
ADTRAN Inc.	1,178	31,818
Anaren Inc.[a]	729	20,405
ARRIS Group Inc.[a]	770	18,761
Aviat Networks Inc.[a]	3,324	7,512
Bel Fuse Inc. Class B	575	12,253
Black Box Corp.	838	24,972
Brocade Communications Systems Inc.[a]	25,081	222,468
Calix Inc.[a]	299	2,882
Ciena Corp.[a,b]	1,582	37,857
Cisco Systems Inc.	302,673	6,795,009
CommScope Holding Co. Inc.[a]	1,012	19,147
Comtech Telecommunications Corp.	915	28,841
Digi International Inc.[a]	1,410	17,089
EchoStar Corp. Class Aa	2,297	114,207
Emulex Corp.[a]	4,436	31,762
Extreme Networks Inc.[a]	5,243	36,701
Finisar Corp.[a]	5,303	126,848
Harmonic Inc.[a,b]	6,304	46,523
Harris Corp.	5,112	356,869
Infinera Corp.[a]	588	5,751
JDS Uniphase Corp.[a,b]	3,073	39,888
Juniper Networks Inc.[a]	23,315	526,220
KVH Industries Inc.[a]	109	1,420
Motorola Solutions Inc.	739	49,882
NETGEAR Inc.[a]	2,169	71,447
Numerex Corp. Class Aa	781	10,114
Oplink Communications Inc.[a,b]	1,041	19,363
PCTEL Inc.	1,023	9,790
Plantronics Inc.	196	9,104
Polycom Inc.[a,b]	9,757	109,571
Procera Networks Inc.[a,b]	942	14,149
Riverbed Technology Inc.[a]	500	9,040
ShoreTel Inc.[a]	2,909	26,996
Sonus Networks Inc.[a,b]	12,570	39,595
TESSCO Technologies Inc.	350	14,112
Westell Technologies Inc. Class Aa	2,901	11,749

		8,920,115
COMPUTERS & PERIPHERALS — 2.42%
Apple Inc.	12,918	7,248,419
Avid Technology Inc.[a]	1,642	13,382
Cray Inc.[a]	1,096	30,096

Security	Shares	Value

Diebold Inc.	3,601	$118,869
Electronics For Imaging Inc.[a]	1,213	46,980
EMC Corp.	59,633	1,499,770
Fusion-io Inc.[a,b]	1,287	11,467
Hewlett-Packard Co.	110,112	3,080,934
Hutchinson Technology Inc.[a,b]	1,318	4,218
Imation Corp.[a]	1,665	7,792
Immersion Corp.[a]	124	1,287
Lexmark International Inc. Class A	3,633	129,044
QLogic Corp.[a]	5,027	59,469
Quantum Corp.[a,b]	12,342	14,810
SanDisk Corp.	7,003	493,992
Stratasys Ltd.[a,b]	899	121,095
Super Micro Computer Inc.[a]	1,793	30,768
Western Digital Corp.	12,022	1,008,646

		13,921,038
CONSTRUCTION & ENGINEERING — 0.40%
AECOM Technology Corp.[a]	5,270	155,096
Aegion Corp.[a]	2,152	47,107
Ameresco Inc. Class Aa	1,106	10,684
Argan Inc.	781	21,524
Comfort Systems USA Inc.	1,814	35,174
Dycom Industries Inc.[a]	1,181	32,820
EMCOR Group Inc.	3,794	161,017
Fluor Corp.	3,694	296,591
Furmanite Corp.[a]	804	8,539
Granite Construction Inc.	2,265	79,230
Great Lakes Dredge & Dock Corp.[a]	2,872	26,422
Jacobs Engineering Group Inc.[a]	7,485	471,480
KBR Inc.	8,362	266,664
Layne Christensen Co.[a]	1,084	18,515
MYR Group Inc.[a]	1,189	29,820
Northwest Pipe Co.[a]	526	19,862
Orion Marine Group Inc.[a]	1,480	17,804
Pike Corp.[a]	910	9,619
Quanta Services Inc.[a]	9,321	294,171
Sterling Construction Co. Inc.[a]	901	10,569
Tutor Perini Corp.[a]	1,963	51,627
URS Corp.	4,285	227,062

		2,291,397
CONSTRUCTION MATERIALS — 0.08%
Texas Industries Inc.[a]	85	5,846
United States Lime & Minerals Inc.[a]	4	245
Vulcan Materials Co.	7,340	436,143

		442,234
CONSUMER FINANCE — 0.88%
Capital One Financial Corp.	33,090	2,535,025
Cash America International Inc.[b]	1,606	61,510
Consumer Portfolio Services Inc.[a]	405	3,803
DFC Global Corp.[a]	2,294	26,266
Discover Financial Services	27,855	1,558,487
Encore Capital Group Inc.[a]	353	17,742
EZCORP Inc. Class A NVS[a]	2,883	33,702
First Marblehead Corp. (The)[a]	879	6,496
Green Dot Corp. Class Aa,b	1,463	36,794
Imperial Holdings Inc.[a]	966	6,318
JGWPT Holdings Inc. Class Aa	312	5,426

273

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

Nelnet Inc. Class A	1,304	$54,951
Nicholas Financial Inc.	537	8,452
Regional Management Corp.[a]	155	5,259
SLM Corp.	25,043	658,130
Springleaf Holdings Inc.[a]	775	19,592

		5,037,953
CONTAINERS & PACKAGING — 0.25%
AptarGroup Inc.	1,124	76,218
Avery Dennison Corp.	3,836	192,529
Bemis Co. Inc.	3,259	133,489
Crown Holdings Inc.[a]	1,197	53,350
Greif Inc. Class A	1,420	74,408
MeadWestvaco Corp.	9,985	368,746
Myers Industries Inc.	1,383	29,209
Owens-Illinois Inc.[a]	3,825	136,859
Rock-Tenn Co. Class A	1,134	119,081
Sonoco Products Co.	5,709	238,179
UFP Technologies Inc.[a]	298	7,516

		1,429,584
DISTRIBUTORS — 0.02%
Core-Mark Holding Co. Inc.	543	41,230
Genuine Parts Co.	478	39,765
VOXX International Corp.[a]	1,024	17,101
Weyco Group Inc.	296	8,711

		106,807
DIVERSIFIED CONSUMER SERVICES — 0.13%
Apollo Education Group Inc. Class Aa,b	5,502	150,315
Ascent Media Corp. Class Aa	687	58,780
Bridgepoint Education Inc.[a]	1,033	18,294
Career Education Corp.[a]	2,961	16,878
Corinthian Colleges Inc.[a,b]	4,267	7,595
DeVry Education Group Inc.	3,596	127,658
Graham Holdings Co. Class B	250	165,830
Houghton Mifflin Harcourt Co.[a]	375	6,360
Lincoln Educational Services Corp.	1,230	6,125
Mac-Gray Corp.	642	13,630
Matthews International Corp. Class A	817	34,812
Regis Corp.	2,686	38,974
Service Corp. International	2,615	47,410
Steiner Leisure Ltd.[a]	566	27,842
Universal Technical Institute Inc.	1,200	16,692
Weight Watchers International Inc.[b]	685	22,557

		759,752
DIVERSIFIED FINANCIAL SERVICES — 8.17%
Bank of America Corp.	610,516	9,505,734
Berkshire Hathaway Inc. Class Ba	101,917	12,083,280
California First National Bancorp	112	1,691
Citigroup Inc.	172,327	8,979,960
CME Group Inc.	17,994	1,411,809
GAIN Capital Holdings Inc.	831	6,241
ING U.S. Inc.	4,242	149,106
Interactive Brokers Group Inc. Class A	2,636	64,160
IntercontinentalExchange Group Inc.	2,365	531,936
J.P. Morgan Chase & Co.	214,048	12,517,527
Leucadia National Corp.	14,372	407,302

Security	Shares	Value

Marlin Business Services Corp.	469	$11,819
McGraw Hill Financial Inc.	8,156	637,799
MSCI Inc. Class Aa	3,968	173,481
NASDAQ OMX Group Inc. (The)	6,385	254,123
NewStar Financial Inc.[a]	1,492	26,513
PHH Corp.[a]	3,325	80,964
PICO Holdings Inc.[a]	1,235	28,541
Resource America Inc. Class A	665	6,224

		46,878,210
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.18%
AT&T Inc.	304,680	10,712,549
Cbeyond Inc.[a]	1,170	8,073
CenturyLink Inc.	34,613	1,102,424
Cincinnati Bell Inc.[a]	8,564	30,488
Fairpoint Communications Inc.[a,b]	163	1,844
Frontier Communications Corp.[b]	56,348	262,018
Hawaiian Telcom Holdco Inc.[a,b]	563	16,535
IDT Corp. Class B	68	1,215
inContact Inc.[a]	154	1,203
Inteliquent Inc.	884	10,095
Intelsat SAa,b	1,191	26,845
Iridium Communications Inc.[a,b]	3,625	22,693
Level 3 Communications Inc.[a]	6,103	202,437
magicJack VocalTec Ltd.[a,b]	264	3,147
ORBCOMM Inc.[a]	2,077	13,168
Premiere Global Services Inc.[a]	2,112	24,478
Straight Path Communications Inc. Class Ba	34	279
Towerstream Corp.[a,b]	864	2,557
Vonage Holdings Corp.[a]	9,004	29,983
Windstream Holdings Inc.	1,845	14,723

		12,486,754
ELECTRIC UTILITIES — 3.00%
ALLETE Inc.	2,250	112,230
American Electric Power Co. Inc.	27,591	1,289,603
Cleco Corp.	3,441	160,419
Duke Energy Corp.	39,976	2,758,744
Edison International	18,555	859,096
El Paso Electric Co.	2,331	81,841
Empire District Electric Co. (The)	2,511	56,975
Entergy Corp.	10,167	643,266
Exelon Corp.	48,595	1,331,017
FirstEnergy Corp.	23,803	785,023
Great Plains Energy Inc.	8,676	210,306
Hawaiian Electric Industries Inc.	5,568	145,102
IDACORP Inc.	2,845	147,485
MGE Energy Inc.	1,272	73,649
NextEra Energy Inc.	24,038	2,058,133
Northeast Utilities	17,930	760,053
NRG Yield Inc. Class A	1,243	49,732
OGE Energy Corp.	11,372	385,511
Otter Tail Corp.	2,048	59,945
Pepco Holdings Inc.	14,039	268,566
Pinnacle West Capital Corp.	6,213	328,792
PNM Resources Inc.	4,575	110,349
Portland General Electric Co.	4,283	129,347
PPL Corp.	35,797	1,077,132
Southern Co. (The)	49,261	2,025,120
UIL Holdings Corp.	3,207	124,271
Unitil Corp.	769	23,447

274

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

UNS Energy Corp.	2,208	$132,149
Westar Energy Inc.	7,286	234,391
Xcel Energy Inc.	28,323	791,345

		17,213,039
ELECTRICAL EQUIPMENT — 0.64%
American Superconductor Corp.[a]	1,924	3,155
Babcock & Wilcox Co. (The)	1,962	67,081
Brady Corp. Class A	2,688	83,140
Eaton Corp. PLC	26,801	2,040,092
Emerson Electric Co.	10,216	716,959
Encore Wire Corp.	1,023	55,447
EnerSys Inc.	1,835	128,615
Franklin Electric Co. Inc.	170	7,589
General Cable Corp.	2,572	75,642
Global Power Equipment Group Inc.	940	18,396
GrafTech International Ltd.[a,b]	6,431	72,220
Hubbell Inc. Class B	923	100,515
II-VI Inc.[a]	2,883	50,741
LSI Industries Inc.	1,084	9,398
Powell Industries Inc.	527	35,304
Preformed Line Products Co.	115	8,413
Regal Beloit Corp.	2,535	186,880
Vicor Corp.[a]	905	12,145

		3,671,732
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.72%
Aeroflex Holding Corp.[a]	1,102	7,163
Agilysys Inc.[a,b]	723	10,064
Anixter International Inc.	660	59,294
Arrow Electronics Inc.[a]	5,946	322,571
Audience Inc.[a]	648	7,543
Avnet Inc.	7,854	346,440
AVX Corp.	2,629	36,622
Belden Inc.	275	19,374
Benchmark Electronics Inc.[a,b]	3,191	73,648
CDW Corp	951	22,215
Checkpoint Systems Inc.[a]	2,202	34,726
Coherent Inc.[a]	204	15,176
Corning Inc.	83,759	1,492,585
CTS Corp.	1,875	37,331
Daktronics Inc.	1,514	23,740
Dolby Laboratories Inc. Class Aa	1,522	58,688
Electro Rent Corp.	520	9,630
Electro Scientific Industries Inc.	1,303	13,629
Fabrinet[a]	1,597	32,834
FARO Technologies Inc.[a]	88	5,130
FLIR Systems Inc.	2,426	73,023
GSI Group Inc.[a]	1,447	16,264
Ingram Micro Inc. Class Aa	8,720	204,571
Insight Enterprises Inc.[a]	2,428	55,140
Itron Inc.[a,b]	2,329	96,491
Jabil Circuit Inc.	11,443	199,566
Kemet Corp.[a]	2,694	15,194
Littelfuse Inc.	103	9,572
Measurement Specialties Inc.[a]	97	5,887
Mercury Systems Inc.[a]	1,656	18,133
Methode Electronics Inc.	921	31,489
Multi-Fineline Electronix Inc.[a]	402	5,584
Newport Corp.[a]	2,109	38,110
OSI Systems Inc.[a]	85	4,514

Security	Shares	Value

Park Electrochemical Corp.	1,130	$32,454
PC Connection Inc.	526	13,071
Plexus Corp.[a]	1,931	83,593
RadiSys Corp.[a]	1,485	3,401
RealD Inc.[a]	352	3,006
Richardson Electronics Ltd.	823	9,349
Rofin-Sinar Technologies Inc.[a]	1,570	42,421
Rogers Corp.[a]	630	38,745
Sanmina Corp.[a]	4,752	79,358
ScanSource Inc.[a]	1,494	63,390
Speed Commerce Inc.[a]	2,256	10,536
SYNNEX Corp.[a,b]	1,553	104,672
Tech Data Corp.[a]	2,143	110,579
TTM Technologies Inc.[a]	2,906	24,934
Viasystems Group Inc.[a]	271	3,707
Vishay Intertechnology Inc.[a]	7,591	100,657
Vishay Precision Group Inc.[a]	668	9,947
Zygo Corp.[a]	1,050	15,519

		4,151,280
ENERGY EQUIPMENT & SERVICES — 1.31%
Atwood Oceanics Inc.[a]	2,629	140,362
Baker Hughes Inc.	23,458	1,296,289
Basic Energy Services Inc.[a,b]	1,689	26,652
Bolt Technology Corp.	472	10,389
Bristow Group Inc.	2,042	153,273
C&J Energy Services Inc.[a,b]	2,538	58,628
Cal Dive International Inc.[a,b]	5,290	10,633
Cameron International Corp.[a]	5,187	308,782
CARBO Ceramics Inc.	636	74,113
Dawson Geophysical Co.[a]	446	15,084
Diamond Offshore Drilling Inc.	3,891	221,476
ERA Group Inc.[a]	1,133	34,964
Exterran Holdings Inc.[a,b]	3,252	111,218
Forum Energy Technologies Inc.[a]	1,112	31,425
Frank’s International NV	1,056	28,512
Global Geophysical Services Inc.[a]	1,185	1,908
Gulf Island Fabrication Inc.	805	18,692
GulfMark Offshore Inc. Class A	1,504	70,884
Helix Energy Solutions Group Inc.[a]	5,980	138,616
Helmerich & Payne Inc.	5,364	451,005
Hercules Offshore Inc.[a]	9,605	62,721
Hornbeck Offshore Services Inc.[a]	1,939	95,457
ION Geophysical Corp.[a]	5,877	19,394
Key Energy Services Inc.[a]	9,242	73,012
Matrix Service Co.[a]	1,236	30,245
McDermott International Inc.[a,b]	13,466	123,349
Mitcham Industries Inc.[a]	728	12,893
Nabors Industries Ltd.	16,640	282,714
National Oilwell Varco Inc.	24,186	1,923,513
Natural Gas Services Group Inc.[a]	669	18,444
Newpark Resources Inc.[a]	929	11,417
Nuverra Environmental Solutions Inc.[a,b]	939	15,766
Oil States International Inc.[a]	3,161	321,537
Parker Drilling Co.[a]	6,277	51,032
Patterson-UTI Energy Inc.	8,292	209,953
PHI Inc.[a]	634	27,516
Pioneer Energy Services Corp.[a]	3,515	28,155
Rowan Companies PLC Class Aa	7,007	247,767
RPC Inc.	777	13,869
SEACOR Holdings Inc.[a]	1,037	94,574
Superior Energy Services Inc.[a]	9,013	239,836

275

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

Tesco Corp.[a]	1,669	$33,013
TETRA Technologies Inc.[a]	4,261	52,666
Tidewater Inc.	2,799	165,897
Unit Corp.[a,b]	2,780	143,504
Vantage Drilling Co.[a]	11,075	20,378
Willbros Group Inc.[a]	2,503	23,578

		7,545,105
FOOD & STAPLES RETAILING — 1.61%
Andersons Inc. (The)	1,026	91,488
CVS Caremark Corp.	61,372	4,392,394
Fairway Group Holdings Corp.[a,b]	526	9,531
Harris Teeter Supermarkets Inc.	2,482	122,487
Ingles Markets Inc. Class A	681	18,455
Pantry Inc. (The)[a]	1,179	19,783
Rite Aid Corp.[a]	16,201	81,977
Roundy’s Inc.	1,417	13,972
Safeway Inc.	12,540	408,428
Spartan Stores Inc.	2,254	54,727
Sprouts Farmers Market Inc.[a,b]	332	12,759
SUPERVALU Inc.[a]	2,806	20,456
Sysco Corp.	21,912	791,023
Village Super Market Inc. Class A	119	3,690
Wal-Mart Stores Inc.	30,741	2,419,009
Walgreen Co.	13,191	757,691
Weis Markets Inc.	619	32,535

		9,250,405
FOOD PRODUCTS — 1.40%
Archer-Daniels-Midland Co.	34,590	1,501,206
Boulder Brands Inc.[a]	180	2,855
Bunge Ltd.	8,387	688,657
Cal-Maine Foods Inc.	104	6,264
Campbell Soup Co.	3,372	145,940
Chiquita Brands International Inc.[a]	2,491	29,145
ConAgra Foods Inc.	1,766	59,514
Darling International Inc.[a]	6,588	137,557
Dean Foods Co.[a,b]	5,300	91,107
Diamond Foods Inc.[a]	1,212	31,318
Fresh Del Monte Produce Inc.	2,076	58,751
Griffin Land & Nurseries Inc.	154	5,140
Ingredion Inc.	3,836	262,613
J.M. Smucker Co. (The)	5,269	545,974
John B. Sanfilippo & Son Inc.	448	11,057
Kellogg Co.	1,139	69,559
Mondelez International Inc. Class A	101,071	3,567,806
Omega Protein Corp.[a]	1,211	14,883
Pinnacle Foods Inc.	807	22,160
Post Holdings Inc.[a]	1,848	91,051
Seaboard Corp.	15	41,925
Seneca Foods Corp. Class Aa	433	13,808
Snyders-Lance Inc.	2,288	65,711
Tootsie Roll Industries Inc.	104	3,384
TreeHouse Foods Inc.[a]	722	49,760
Tyson Foods Inc. Class A	15,796	528,534

		8,045,679
GAS UTILITIES — 0.37%
AGL Resources Inc.	6,678	315,402
Atmos Energy Corp.	5,114	232,278

Security	Shares	Value

Chesapeake Utilities Corp.	530	$31,811
Delta Natural Gas Co. Inc.	375	8,392
Laclede Group Inc. (The)	1,862	84,795
National Fuel Gas Co.	4,172	297,881
New Jersey Resources Corp.	2,387	110,375
Northwest Natural Gas Co.	1,579	67,613
ONEOK Inc.	707	43,961
Piedmont Natural Gas Co.	4,267	141,494
Questar Corp.	8,618	198,128
South Jersey Industries Inc.	1,454	81,366
Southwest Gas Corp.	2,616	146,260
UGI Corp.	6,427	266,463
WGL Holdings Inc.	2,913	116,695

		2,142,914
HEALTH CARE EQUIPMENT & SUPPLIES — 2.36%
Abbott Laboratories	88,295	3,384,347
Alere Inc.[a,b]	4,584	165,941
Alphatec Holdings Inc.[a]	2,956	5,942
Analogic Corp.	380	33,653
AngioDynamics Inc.[a]	1,387	23,842
Anika Therapeutics Inc.[a]	281	10,723
ArthroCare Corp.[a]	269	10,824
Boston Scientific Corp.[a]	76,780	922,896
CareFusion Corp.[a]	12,374	492,733
CONMED Corp.	1,556	66,130
Cooper Companies Inc. (The)	713	88,298
Covidien PLC	26,653	1,815,069
CryoLife Inc.	1,424	15,792
Cutera Inc.[a]	830	8,449
Cynosure Inc. Class Aa	755	20,143
DENTSPLY International Inc.	5,839	283,075
Derma Sciences Inc.[a]	858	9,283
Exactech Inc.[a]	368	8,744
Greatbatch Inc.[a]	1,447	64,015
Hill-Rom Holdings Inc.	3,409	140,928
Hologic Inc.[a,b]	10,759	240,464
ICU Medical Inc.[a]	71	4,523
Integra LifeSciences Holdings Corp.[a]	594	28,340
Invacare Corp.	1,752	40,664
Medical Action Industries Inc.[a,b]	489	4,186
Medtronic Inc.	57,548	3,302,680
Merit Medical Systems Inc.[a,b]	2,621	41,254
Natus Medical Inc.[a]	936	21,060
NuVasive Inc.[a]	1,978	63,949
OraSure Technologies Inc.[a]	3,141	19,757
Orthofix International NVa	1,102	25,148
PhotoMedex Inc.[a,b]	546	7,071
Rockwell Medical Technologies Inc.[a,b]	1,860	19,418
RTI Surgical Inc.[a]	2,860	10,124
Solta Medical Inc.[a]	3,323	9,803
St. Jude Medical Inc.	5,831	361,230
Staar Surgical Co.[a]	148	2,396
Stryker Corp.	7,812	586,994
Symmetry Medical Inc.[a]	2,112	21,289
Teleflex Inc.	2,322	217,943
Tornier NVa	1,472	27,659
Wright Medical Group Inc.[a,b]	2,328	71,493
Zimmer Holdings Inc.	8,977	836,567

		13,534,839

276

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.48%
Addus HomeCare Corp.[a,b]	276	$6,196
Aetna Inc.	15,678	1,075,354
Alliance HealthCare Services Inc.[a]	174	4,305
Almost Family Inc.[a]	453	14,646
Amedisys Inc.[a]	2,038	29,816
AmSurg Corp.[a]	1,310	60,155
BioScrip Inc.[a]	2,593	19,188
Cardinal Health Inc.	19,327	1,291,237
Chindex International Inc.[a]	644	11,225
Cigna Corp.	15,273	1,336,082
Community Health Systems Inc.[a]	4,957	194,661
Cross Country Healthcare Inc.[a]	1,513	15,100
Ensign Group Inc. (The)	62	2,745
Envision Healthcare Holdings Inc.[a]	944	33,531
Express Scripts Holding Co.[a]	5,825	409,148
Five Star Quality Care Inc.[a]	2,898	15,910
Hanger Inc.[a]	1,111	43,707
HCA Holdings Inc.[a]	13,992	667,558
Health Net Inc.[a,b]	4,549	134,969
HealthSouth Corp.	821	27,356
Healthways Inc.[a]	662	10,162
Humana Inc.	8,893	917,935
Kindred Healthcare Inc.	3,233	63,819
LHC Group Inc.[a]	823	19,785
LifePoint Hospitals Inc.[a]	2,667	140,924
Magellan Health Services Inc.[a]	1,521	91,123
MEDNAX Inc.[a,b]	2,006	107,080
National Healthcare Corp.	696	37,521
National Research Corp. Class Aa	342	6,436
Omnicare Inc.	5,930	357,935
Owens & Minor Inc.	2,813	102,843
Patterson Companies Inc.	526	21,671
PharMerica Corp.[a]	1,601	34,422
Premier Inc.[a]	652	23,968
Quest Diagnostics Inc.	7,758	415,363
Select Medical Holdings Corp.	2,755	31,986
Skilled Healthcare Group Inc. Class Aa	75	361
Surgical Care Affiliates Inc.[a]	328	11,428
Triple-S Management Corp. Class Ba	1,307	25,408
UnitedHealth Group Inc.	57,771	4,350,156
Universal American Corp.	2,057	15,016
Universal Health Services Inc. Class B	1,675	136,111
USMD Holdings Inc.[a]	67	1,347
VCA Antech Inc.[a]	5,017	157,333
WellCare Health Plans Inc.[a]	2,448	172,388
WellPoint Inc.	17,001	1,570,722

		14,216,132
HEALTH CARE TECHNOLOGY — 0.03%
Allscripts Healthcare Solutions Inc.[a,b]	10,043	155,265
Omnicell Inc.[a]	836	21,343
Veeva Systems Inc.[a]	302	9,694
Vocera Communications Inc.[a,b]	208	3,247

		189,549
HOTELS, RESTAURANTS & LEISURE — 0.63%
Biglari Holdings Inc.[a]	81	41,038
Bob Evans Farms Inc.	1,381	69,865
Bravo Brio Restaurant Group Inc.[a]	81	1,318

Security	Shares	Value

Caesars Entertainment Corp.[a]	205	$4,416
Carnival Corp.	23,581	947,249
Carrols Restaurant Group Inc.[a]	1,330	8,791
Choice Hotels International Inc.	1,482	72,781
ClubCorp Holdings Inc.	618	10,963
Darden Restaurants Inc.	2,538	137,991
Del Frisco’s Restaurant Group Inc.[a]	345	8,132
Denny’s Corp.[a]	1,008	7,248
Diamond Resorts International Inc.[a]	517	9,544
DineEquity Inc.	448	37,430
Einstein Noah Restaurant Group Inc.	61	885
Hyatt Hotels Corp. Class Aa,b	2,484	122,859
International Speedway Corp. Class A	1,703	60,439
Isle of Capri Casinos Inc.[a]	1,177	10,593
Jack in the Box Inc.[a]	464	23,209
Life Time Fitness Inc.[a]	1,144	53,768
Luby’s Inc.[a]	1,028	7,936
Marcus Corp. (The)	1,130	15,187
Marriott International Inc. Class A	1,546	76,311
Marriott Vacations Worldwide Corp.[a]	1,651	87,107
MGM Resorts International[a]	20,997	493,849
Monarch Casino & Resort Inc.[a]	439	8,815
Morgans Hotel Group Co.[a]	761	6,187
Noodles & Co.[a,b]	177	6,358
Norwegian Cruise Line Holdings Ltd.[a]	96	3,405
Orient-Express Hotels Ltd. Class Aa	5,407	81,700
Penn National Gaming Inc.[a,b]	3,959	56,732
Pinnacle Entertainment Inc.[a]	253	6,575
Red Robin Gourmet Burgers Inc.[a]	99	7,280
Royal Caribbean Cruises Ltd.	9,188	435,695
Ruby Tuesday Inc.[a,b]	3,556	24,643
Scientific Games Corp. Class Aa	674	11,411
Sonic Corp.[a]	652	13,164
Speedway Motorsports Inc.	647	12,843
Starwood Hotels & Resorts Worldwide Inc.	6,302	500,694
Town Sports International Holdings Inc.	1,363	20,118
Wendy’s Co. (The)	16,164	140,950

		3,645,479
HOUSEHOLD DURABLES — 0.68%
Bassett Furniture Industries Inc.	632	9,657
Beazer Homes USA Inc.[a]	627	15,311
Cavco Industries Inc.[a]	25	1,718
CSS Industries Inc.	546	15,659
D.R. Horton Inc.	15,921	355,357
Ethan Allen Interiors Inc.	180	5,476
Flexsteel Industries	259	7,959
Garmin Ltd.	6,867	317,393
Harman International Industries Inc.	3,842	314,468
Helen of Troy Ltd.[a]	1,760	87,138
Hooker Furniture Corp.	586	9,774
Hovnanian Enterprises Inc. Class Aa,b	1,558	10,314
La-Z-Boy Inc.	2,235	69,285
Leggett & Platt Inc.	8,074	249,810
Lennar Corp. Class A	9,330	369,095
Lifetime Brands Inc.	526	8,274
M.D.C. Holdings Inc.	1,762	56,807
M/I Homes Inc.[a]	988	25,145
Meritage Homes Corp.[a]	360	17,276
Mohawk Industries Inc.[a]	3,428	510,429
NACCO Industries Inc. Class A	295	18,346
Newell Rubbermaid Inc.	6,863	222,430

277

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

NVR Inc.[a]	45	$46,170
Skullcandy Inc.[a]	1,019	7,347
Standard-Pacific Corp.[a]	8,370	75,748
Taylor Morrison Home Corp. Class Aa	210	4,714
Toll Brothers Inc.[a]	9,558	353,646
TRI Pointe Homes Inc.[a,b]	769	15,326
UCP Inc.[a]	305	4,465
Universal Electronics Inc.[a]	828	31,555
WCI Communities Inc.[a]	401	7,655
Whirlpool Corp.	4,165	653,322
Zagg Inc.[a]	1,742	7,578

		3,904,647
HOUSEHOLD PRODUCTS — 2.36%
Central Garden & Pet Co. Class Aa	1,783	12,035
Clorox Co. (The)	1,217	112,889
Energizer Holdings Inc.	3,518	380,788
Harbinger Group Inc.[a]	2,255	26,722
Kimberly-Clark Corp.	3,538	369,580
Oil-Dri Corp. of America	136	5,146
Orchids Paper Products Co.	174	5,714
Procter & Gamble Co. (The)	155,214	12,635,972

		13,548,846
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.28%
AES Corp. (The)	34,912	506,573
Atlantic Power Corp.	6,897	24,002
Calpine Corp.[a]	19,722	384,776
Dynegy Inc.[a]	5,652	121,631
Genie Energy Ltd. Class Ba	839	8,566
NRG Energy Inc.	18,164	521,670
Ormat Technologies Inc.[b]	1,002	27,264
Pattern Energy Group Inc.[b]	1,047	31,735

		1,626,217
INDUSTRIAL CONGLOMERATES — 3.42%
3M Co.	6,013	843,323
Carlisle Companies Inc.	3,414	271,072
Danaher Corp.	27,027	2,086,484
General Electric Co.	585,566	16,413,415

		19,614,294
INSURANCE — 5.54%
ACE Ltd.	19,271	1,995,127
Aflac Inc.	26,413	1,764,388
Alleghany Corp.[a]	946	378,362
Allied World Assurance Co. Holdings Ltd.	1,306	147,330
Allstate Corp. (The)	26,471	1,443,728
Ambac Financial Group Inc.[a]	2,021	49,636
American Equity Investment Life Holding Co.	3,342	88,162
American Financial Group Inc.	3,796	219,105
American International Group Inc.	83,617	4,268,648
American National Insurance Co.	396	45,358
Amerisafe Inc.	1,010	42,662
AmTrust Financial Services Inc.[b]	333	10,886
Aon PLC	3,998	335,392
Arch Capital Group Ltd.[a,b]	7,047	420,635
Argo Group International Holdings Ltd.	1,022	47,513
Aspen Insurance Holdings Ltd.	3,791	156,606

Security	Shares	Value

Assurant Inc.	4,163	$276,298
Assured Guaranty Ltd.	9,434	222,548
Axis Capital Holdings Ltd.	5,017	238,659
Baldwin & Lyons Inc. Class B	459	12,540
Blue Capital Reinsurance Holdings Ltd.[a]	299	5,493
Brown & Brown Inc.	3,612	113,381
Chubb Corp. (The)	12,563	1,213,963
Cincinnati Financial Corp.	9,196	481,594
Citizens Inc.[a,b]	2,244	19,635
CNA Financial Corp.	1,456	62,448
CNO Financial Group Inc.	12,548	221,974
Crawford & Co. Class B	1,359	12,557
Donegal Group Inc. Class A	433	6,885
Eastern Insurance Holdings Inc.	369	9,037
EMC Insurance Group Inc.	265	8,114
Employers Holdings Inc.	681	21,554
Endurance Specialty Holdings Ltd.	1,599	93,813
Enstar Group Ltd.[a,b]	353	49,035
Everest Re Group Ltd.[b]	2,856	445,165
FBL Financial Group Inc. Class A	538	24,097
Fidelity National Financial Inc. Class A	14,204	460,920
First American Financial Corp.	6,115	172,443
Fortegra Financial Corp.[a]	340	2,812
Genworth Financial Inc. Class Aa	28,215	438,179
Global Indemnity PLC[a]	633	16,015
Greenlight Capital Re Ltd. Class Aa	1,113	37,519
Hallmark Financial Services Inc.[a]	741	6,584
Hanover Insurance Group Inc. (The)	1,773	105,866
Hartford Financial Services Group Inc. (The)	25,718	931,763
HCC Insurance Holdings Inc.	5,783	266,828
Hilltop Holdings Inc.[a]	3,510	81,186
Horace Mann Educators Corp.	2,200	69,388
Independence Holding Co.	451	6,084
Infinity Property and Casualty Corp.	338	24,251
Investors Title Co.	76	6,154
Kansas City Life Insurance Co.	247	11,792
Kemper Corp.	2,694	110,131
Lincoln National Corp.	15,152	782,146
Loews Corp.	15,941	768,994
Maiden Holdings Ltd.	2,725	29,784
Markel Corp.[a,b]	785	455,575
Marsh & McLennan Companies Inc.	10,295	497,866
MBIA Inc.[a]	8,095	96,654
Meadowbrook Insurance Group Inc.	2,572	17,901
Mercury General Corp.	1,223	60,795
MetLife Inc.	50,642	2,730,617
Montpelier Re Holdings Ltd.[b]	2,611	75,980
National Interstate Corp.	349	8,027
National Western Life Insurance Co. Class A	139	31,073
Navigators Group Inc. (The)[a,b]	580	36,633
Old Republic International Corp.	14,665	253,265
OneBeacon Insurance Group Ltd. Class A	1,213	19,190
PartnerRe Ltd.	3,065	323,143
Phoenix Companies Inc. (The)[a]	310	19,034
Platinum Underwriters Holdings Ltd.[b]	1,718	105,279
Primerica Inc.	3,225	138,385
Principal Financial Group Inc.	16,709	823,921
ProAssurance Corp.	3,499	169,632
Progressive Corp. (The)	6,680	182,164
Protective Life Corp.	4,438	224,829
Prudential Financial Inc.	16,147	1,489,076
Reinsurance Group of America Inc.	4,090	316,607
RenaissanceRe Holdings Ltd.[b]	2,513	244,615

278

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

RLI Corp.	1,218	$118,609
Safety Insurance Group Inc.	808	45,490
Selective Insurance Group Inc.	2,961	80,125
StanCorp Financial Group Inc.	2,523	167,149
State Auto Financial Corp.	991	21,049
Stewart Information Services Corp.	1,279	41,273
Symetra Financial Corp.	4,593	87,083
Third Point Reinsurance Ltd.[a]	1,018	18,864
Torchmark Corp.	5,201	406,458
Tower Group International Ltd.[b]	2,996	10,126
Travelers Companies Inc. (The)	15,609	1,413,239
United Fire Group Inc.	1,087	31,153
Universal Insurance Holdings Inc.	1,699	24,602
Unum Group	15,034	527,393
Validus Holdings Ltd.[b]	5,388	217,082
W.R. Berkley Corp.	6,145	266,632
White Mountains Insurance Group Ltd.[b]	353	212,887
XL Group PLC	16,686	531,282

		31,821,924
INTERNET & CATALOG RETAIL — 0.15%
1-800-FLOWERS.COM Inc. Class Aa	336	1,818
FTD Companies Inc.[a]	1,100	35,838
Liberty Interactive Corp. Series Aa	27,461	805,980
RetailMeNot Inc.[a]	137	3,944
Valuevision Media Inc. Class Aa	285	1,992
zulily Inc.[a]	308	12,761

		862,333
INTERNET SOFTWARE & SERVICES — 0.48%
Angie’s List Inc.[a,b]	1,035	15,680
AOL Inc.[a]	4,373	203,869
Bankrate Inc.[a,b]	2,610	46,823
Bazaarvoice Inc.[a,b]	1,208	9,567
Blucora Inc.[a]	851	24,815
Cvent Inc.[a]	13	473
Dealertrack Technologies Inc.[a]	251	12,068
Demand Media Inc.[a]	2,044	11,794
Digital River Inc.[a]	2,034	37,629
EarthLink Inc.	5,791	29,360
Gogo Inc.[a,b]	262	6,500
Internap Network Services Corp.[a,b]	3,034	22,816
IntraLinks Holdings Inc.[a]	2,023	24,499
Limelight Networks Inc.[a]	3,328	6,589
Marchex Inc. Class B	1,300	11,245
Monster Worldwide Inc.[a]	5,445	38,823
Perficient Inc.[a]	1,649	38,620
QuinStreet Inc.[a]	1,788	15,538
RealNetworks Inc.[a]	1,192	9,000
Responsys Inc.[a]	163	4,468
Shutterstock Inc.[a,b]	123	10,287
TechTarget Inc.[a]	854	5,858
Textura Corp.[a,b]	199	5,958
Twitter Inc.[a]	1,158	73,707
United Online Inc.	790	10,870
Unwired Planet Inc.[a]	175	242
Vocus Inc.[a]	959	10,923
Yahoo! Inc.[a]	50,666	2,048,933

		2,736,954

Security	Shares	Value

IT SERVICES — 0.55%
Acxiom Corp.[a,b]	3,133	$115,858
Amdocs Ltd.	9,095	375,078
Booz Allen Hamilton Holding Corp.	99	1,896
CACI International Inc. Class Aa	1,303	95,406
CIBER Inc.[a]	4,008	16,593
Computer Sciences Corp.	8,552	477,886
Convergys Corp.	5,876	123,690
CoreLogic Inc.[a]	5,537	196,730
CSG Systems International Inc.	748	21,991
DST Systems Inc.	351	31,850
Fidelity National Information Services Inc.	14,893	799,456
Global Cash Access Inc.[a]	3,736	37,323
Hackett Group Inc. (The)	1,024	6,359
Leidos Holdings Inc.	4,150	192,933
Lender Processing Services Inc.	766	28,633
ManTech International Corp. Class Ab	1,281	38,340
ModusLink Global Solutions Inc.[a]	2,511	14,388
MoneyGram International Inc.[a]	843	17,517
Paychex Inc.	1,841	83,821
PRGX Global Inc.[a]	1,637	11,001
Science Applications International Corp.	2,305	76,226
Sykes Enterprises Inc.[a]	2,201	48,004
TeleTech Holdings Inc.[a]	390	9,337
Total System Services Inc.	2,063	68,657
Unisys Corp.[a,b]	2,360	79,225
VeriFone Systems Inc.[a]	6,136	164,567

		3,132,765
LEISURE EQUIPMENT & PRODUCTS — 0.03%
Black Diamond Inc.[a,b]	1,279	17,049
Brunswick Corp.	276	12,712
Callaway Golf Co.	4,273	36,021
Hasbro Inc.	959	52,755
JAKKS Pacific Inc.[b]	1,120	7,538
Johnson Outdoors Inc. Class A	367	9,891
LeapFrog Enterprises Inc.[a,b]	3,604	28,616

		164,582
LIFE SCIENCES TOOLS & SERVICES — 0.79%
Affymetrix Inc.[a,b]	3,874	33,200
Agilent Technologies Inc.	17,305	989,673
Albany Molecular Research Inc.[a]	1,312	13,225
Bio-Rad Laboratories Inc. Class Aa,b	1,149	142,028
Cambrex Corp.[a]	768	13,693
Charles River Laboratories International Inc.[a]	1,514	80,302
Harvard Bioscience Inc.[a]	1,410	6,627
Life Technologies Corp.[a]	3,362	254,840
Pacific Biosciences of California Inc.[a,b]	2,533	13,248
PerkinElmer Inc.	6,353	261,934
QIAGEN NVa	13,214	314,625
Quintiles Transnational Holdings Inc.[a]	846	39,204
TECHNE Corp.	1,113	105,368
Thermo Fisher Scientific Inc.	20,332	2,263,968

		4,531,935
MACHINERY — 2.22%
Accuride Corp.[a]	152	567
Actuant Corp. Class A	4,126	151,177

279

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

AGCO Corp.	5,494	$325,190
Alamo Group Inc.	359	21,788
Albany International Corp. Class A	1,332	47,859
American Railcar Industries Inc.[b]	538	24,613
Ampco-Pittsburgh Corp.	433	8,422
Astec Industries Inc.	1,096	42,338
Barnes Group Inc.	3,159	121,021
Briggs & Stratton Corp.	2,669	58,077
Caterpillar Inc.	30,512	2,770,795
CIRCOR International Inc.	988	79,811
Columbus McKinnon Corp.[a]	1,053	28,578
Commercial Vehicle Group Inc.[a,b]	399	2,901
Crane Co.	206	13,854
Cummins Inc.	1,933	272,495
Donaldson Co. Inc.	647	28,119
Douglas Dynamics Inc.	101	1,699
Dover Corp.	2,528	244,053
Dynamic Materials Corp.	767	16,675
Energy Recovery Inc.[a]	1,445	8,034
EnPro Industries Inc.[a]	640	36,896
ESCO Technologies Inc.	1,201	41,146
ExOne Co. (The)[a,b]	56	3,386
Flow International Corp.[a]	2,107	8,512
FreightCar America Inc.	665	17,702
Global Brass & Copper Holdings Inc.	357	5,908
Gorman-Rupp Co. (The)	311	10,397
Greenbrier Companies Inc. (The)[a,b]	1,474	48,406
Hardinge Inc.	648	9,377
Harsco Corp.	4,382	122,827
Hurco Companies Inc.	357	8,929
IDEX Corp.	309	22,820
Illinois Tool Works Inc.	13,490	1,134,239
Ingersoll-Rand PLC	4,857	299,191
Joy Global Inc.	6,009	351,466
Kadant Inc.	645	26,135
Kennametal Inc.	4,496	234,107
L.B. Foster Co. Class A	529	25,016
Lydall Inc.[a]	939	16,545
Meritor Inc.[a]	5,500	57,365
Miller Industries Inc.	648	12,072
Navistar International Corp.[a,b]	2,730	104,259
NN Inc.	937	18,918
Oshkosh Corp.	5,041	253,966
PACCAR Inc.	17,531	1,037,309
Parker Hannifin Corp.	8,440	1,085,722
Pentair Ltd. Registered	11,535	895,923
PMFG Inc.[a]	1,137	10,290
Snap-on Inc.	2,899	317,498
SPX Corp.	2,614	260,381
Standex International Corp.	554	34,836
Stanley Black & Decker Inc.	8,321	671,421
Tecumseh Products Co. Class Aa,b	1,040	9,412
Terex Corp.[b]	6,220	261,178
Timken Co. (The)	4,869	268,136
Titan International Inc.	731	13,143
Trinity Industries Inc.	4,525	246,703
Twin Disc Inc.	469	12,142
Wabash National Corp.[a,b]	3,553	43,880
Watts Water Technologies Inc. Class A	1,488	92,063
Xylem Inc.	9,832	340,187

		12,737,875

Security	Shares	Value

MARINE — 0.02%
International Shipholding Corp.	293	$8,644
Kirby Corp.[a]	1,309	129,918
Ultrapetrol (Bahamas) Ltd.[a,b]	1,207	4,514

		143,076
MEDIA — 2.76%
A.H. Belo Corp. Class A	1,059	7,911
Beasley Broadcast Group Inc. Class A	365	3,186
Carmike Cinemas Inc.[a]	814	22,662
CBS Corp. Class B NVS	2,906	185,228
Central European Media Enterprises Ltd. Class Aa,b	4,315	16,570
Comcast Corp. Class A	11,235	583,827
Crown Media Holdings Inc. Class Aa	1,549	5,468
Cumulus Media Inc. Class Aa	948	7,328
Daily Journal Corp.[a]	66	12,209
Dex Media Inc.[a]	961	6,516
Digital Generation Inc.[a,b]	1,506	19,201
DreamWorks Animation SKG Inc. Class Aa	4,170	148,035
E.W. Scripps Co. (The) Class Aa	1,659	36,033
Entercom Communications Corp. Class Aa,b	1,319	13,863
Gannett Co. Inc.	13,107	387,705
Global Sources Ltd.[a]	903	7,341
Gray Television Inc.[a]	2,641	39,298
Harte-Hanks Inc.	2,421	18,932
Interpublic Group of Companies Inc. (The)	13,189	233,445
John Wiley & Sons Inc. Class A	2,575	142,140
Journal Communications Inc. Class Aa	2,356	21,934
Liberty Global PLC Series Aa	3,347	297,850
Liberty Media Corp.[a]	5,396	790,244
Live Nation Entertainment Inc.[a]	7,971	157,507
Martha Stewart Living Omnimedia Inc. Class Aa,b	1,489	6,254
McClatchy Co. (The) Class Aa	680	2,312
MDC Partners Inc.	1,347	34,362
Media General Inc. Class Aa,b	1,108	25,041
Meredith Corp.	2,116	109,609
National CineMedia Inc.	2,337	46,647
New York Times Co. (The) Class Ab	7,440	118,073
News Corp. Class A NVS[a]	7,373	132,861
Reading International Inc. Class Aa	930	6,966
Regal Entertainment Group Class A	3,619	70,390
Saga Communications Inc. Class A	266	13,380
Salem Communications Corp. Class A	566	4,924
Scholastic Corp.	1,635	55,606
SFX Entertainment Inc.[a]	597	7,164
Sirius XM Holdings Inc.[a]	91,972	320,982
Starz Series Aa	747	21,842
Thomson Reuters Corp.	21,064	796,640
Time Warner Inc.	52,798	3,681,077
Twenty-First Century Fox Inc. Class A	29,714	1,045,339
Valassis Communications Inc.	2,200	75,350
Walt Disney Co. (The)	79,354	6,062,646
World Wrestling Entertainment Inc. Class A	1,461	24,223

		15,826,121
METALS & MINING — 1.24%
A.M. Castle & Co.[a]	918	13,559
AK Steel Holding Corp.[a,b]	8,186	67,125
Alcoa Inc.	60,286	640,840
Allegheny Technologies Inc.	6,104	217,486

280

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

Allied Nevada Gold Corp.[a,b]	5,865	$20,821
AMCOL International Corp.	962	32,689
Carpenter Technology Corp.	2,612	162,466
Century Aluminum Co.[a]	2,815	29,445
Cliffs Natural Resources Inc.[b]	8,706	228,184
Coeur Mining Inc.[a]	3,902	42,337
Commercial Metals Co.	6,666	135,520
Freeport-McMoRan Copper & Gold Inc.	58,584	2,210,960
General Moly Inc.[a,b]	3,142	4,210
Gerber Scientific Inc. Escrow[a,d]	1,091	11
Globe Specialty Metals Inc.	3,597	64,782
Handy & Harman Ltd.[a]	22	533
Haynes International Inc.	688	38,005
Hecla Mining Co.	15,617	48,100
Horsehead Holding Corp.[a,b]	2,513	40,736
Kaiser Aluminum Corp.	1,046	73,471
Materion Corp.	551	16,998
Molycorp Inc.[a,b]	8,441	47,439
Newmont Mining Corp.	28,044	645,853
Noranda Aluminium Holding Corp.	1,896	6,238
Nucor Corp.	17,926	956,890
Olympic Steel Inc.	499	14,461
Reliance Steel & Aluminum Co.	4,338	328,994
Royal Gold Inc.	2,704	124,573
RTI International Metals Inc.[a]	1,844	63,083
Schnitzer Steel Industries Inc. Class A	1,387	45,313
Steel Dynamics Inc.	12,449	243,254
Stillwater Mining Co.[a,b]	6,818	84,134
SunCoke Energy Inc.[a]	3,961	90,350
Tahoe Resources Inc.[a]	4,187	69,672
United States Steel Corp.[b]	8,162	240,779
Universal Stainless & Alloy Products Inc.[a]	385	13,883
Walter Energy Inc.[b]	2,302	38,282

		7,101,476
MULTI-UTILITIES — 1.98%
Alliant Energy Corp.	6,258	322,913
Ameren Corp.	13,658	493,873
Avista Corp.	3,426	96,579
Black Hills Corp.	2,541	133,428
CenterPoint Energy Inc.	24,115	558,986
CMS Energy Corp.	15,069	403,397
Consolidated Edison Inc.	16,673	921,683
Dominion Resources Inc.	32,724	2,116,916
DTE Energy Co.	9,802	650,755
Integrys Energy Group Inc.	4,468	243,104
MDU Resources Group Inc.	10,669	325,938
NiSource Inc.	17,560	577,373
NorthWestern Corp.	2,139	92,661
PG&E Corp.	25,153	1,013,163
Public Service Enterprise Group Inc.	28,785	922,271
SCANA Corp.	7,883	369,949
Sempra Energy	13,837	1,242,009
TECO Energy Inc.	12,285	211,793
Vectren Corp.	4,647	164,969
Wisconsin Energy Corp.	12,870	532,046

		11,393,806
MULTILINE RETAIL — 0.34%
Big Lots Inc.[a]	2,417	78,045
Bon-Ton Stores Inc. (The)	59	960

Security	Shares	Value

Burlington Stores Inc.[a]	389	$12,448
Dillard’s Inc. Class A	492	47,827
Fred’s Inc. Class A	2,022	37,447
Gordmans Stores Inc.	376	2,884
J.C. Penney Co. Inc.[a,b]	13,438	122,958
Kohl’s Corp.	12,521	710,567
Macy’s Inc.	4,868	259,951
Sears Holdings Corp.[a,b]	2,442	119,756
Target Corp.	7,803	493,696
Tuesday Morning Corp.[a,b]	2,351	37,522

		1,924,061
OFFICE ELECTRONICS — 0.17%
Xerox Corp.	69,362	844,136
Zebra Technologies Corp. Class Aa	2,617	141,527

		985,663
OIL, GAS & CONSUMABLE FUELS — 13.06%
Adams Resources & Energy Inc.	110	7,535
Alon USA Energy Inc.	1,312	21,700
Alpha Natural Resources Inc.[a,b]	13,059	93,241
Anadarko Petroleum Corp.	26,845	2,129,345
Antero Resources Corp.[a]	1,168	74,098
Apache Corp.	22,178	1,905,977
Apco Oil and Gas International Inc.[a]	440	6,860
Approach Resources Inc.[a,b]	863	16,647
Arch Coal Inc.	11,619	51,705
Athlon Energy Inc.[a]	614	18,574
Bill Barrett Corp.[a]	1,955	52,355
BPZ Resources Inc.[a]	6,903	12,563
Callon Petroleum Co.[a]	2,166	14,144
Carrizo Oil & Gas Inc.[a]	296	13,252
Chesapeake Energy Corp.	32,977	894,996
Chevron Corp.	109,780	13,712,620
Cimarex Energy Co.	4,891	513,115
Clayton Williams Energy Inc.[a,b]	301	24,667
Cloud Peak Energy Inc.[a]	3,344	60,192
Cobalt International Energy Inc.[a]	1,293	21,270
Comstock Resources Inc.	2,989	54,669
ConocoPhillips	69,248	4,892,371
CONSOL Energy Inc.	12,887	490,221
Contango Oil & Gas Co.[a]	688	32,515
Crosstex Energy Inc.	247	8,932
Delek US Holdings Inc.	727	25,016
Denbury Resources Inc.[a]	21,080	346,344
Devon Energy Corp.	23,057	1,426,537
Emerald Oil Inc.[a]	3,207	24,566
Endeavour International Corp.[a,b]	2,667	14,002
Energen Corp.	4,081	288,731
Energy XXI (Bermuda) Ltd.[b]	4,479	121,202
EOG Resources Inc.	991	166,329
EPL Oil & Gas Inc.[a]	1,136	32,376
EQT Corp.	726	65,180
Equal Energy Ltd.	2,017	10,771
EXCO Resources Inc.[b]	3,730	19,806
Exxon Mobil Corp.	251,797	25,481,856
Forest Oil Corp.[a]	6,441	23,252
Frontline Ltd.[a,b]	2,814	10,524
GasLog Ltd.	1,450	24,781
Golar LNG Ltd.[b]	2,478	89,927
Green Plains Renewable Energy Inc.	1,381	26,778

281

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

Gulfport Energy Corp.[a]	814	$51,404
Halcon Resources Corp.[a,b]	13,495	52,091
Hallador Energy Co.	370	2,982
Hess Corp.	17,384	1,442,872
HollyFrontier Corp.	11,450	568,950
Jones Energy Inc. Class Aa	376	5,444
Kinder Morgan Inc.	3,145	113,220
Knightsbridge Tankers Ltd.	1,459	13,408
L&L Energy Inc.[a,b]	1,783	2,995
Laredo Petroleum Inc.[a]	337	9,332
Magnum Hunter Resources Corp.[a]	6,666	48,728
Marathon Oil Corp.	40,160	1,417,648
Marathon Petroleum Corp.	17,043	1,563,354
Matador Resources Co.[a,b]	3,274	61,027
Midstates Petroleum Co. Inc.[a,b]	1,872	12,393
Miller Energy Resources Inc.[a,b]	1,694	11,926
Murphy Oil Corp.	10,783	699,601
Newfield Exploration Co.[a]	7,645	188,296
Noble Energy Inc.	17,785	1,211,336
Nordic American Tankers Ltd.[b]	3,777	36,637
Northern Oil and Gas Inc.[a]	3,607	54,357
Occidental Petroleum Corp.	45,630	4,339,413
PBF Energy Inc.	1,423	44,768
PDC Energy Inc.[a]	2,040	108,569
Peabody Energy Corp.	15,499	302,695
Penn Virginia Corp.[a]	2,897	27,319
PetroCorp Inc. Escrow[a,d]	190	—
PetroQuest Energy Inc.[a]	210	907
Phillips 66	35,076	2,705,412
Pioneer Natural Resources Co.	2,025	372,742
QEP Resources Inc.	9,103	279,007
Quicksilver Resources Inc.[a,b]	6,599	20,259
Renewable Energy Group Inc.[a,b]	944	10,818
Resolute Energy Corp.[a,b]	3,632	32,797
REX American Resources Corp.[a]	275	12,295
Sanchez Energy Corp.[a,b]	1,998	48,971
SandRidge Energy Inc.[a,b]	27,913	169,432
Scorpio Tankers Inc.	10,601	124,986
SemGroup Corp. Class A	168	10,959
Ship Finance International Ltd.[b]	3,300	54,054
Spectra Energy Corp.	37,987	1,353,097
Stone Energy Corp.[a]	2,939	101,660
Swift Energy Co.[a,b]	2,412	32,562
Teekay Corp.	2,142	102,837
Teekay Tankers Ltd. Class A	3,456	13,582
Tesoro Corp.	7,728	452,088
Triangle Petroleum Corp.[a]	3,116	25,925
Ultra Petroleum Corp.[a,b]	8,639	187,034
Ur-Energy Inc.[a]	5,478	7,560
VAALCO Energy Inc.[a]	1,617	11,141
Valero Energy Corp.	30,976	1,561,190
W&T Offshore Inc.	2,117	33,872
Warren Resources Inc.[a]	5,633	17,688
Western Refining Inc.	1,290	54,709
Westmoreland Coal Co.[a]	662	12,770
Whiting Petroleum Corp.[a]	6,125	378,954
Williams Companies Inc. (The)	17,352	669,267
World Fuel Services Corp.	3,330	143,723
WPX Energy Inc.[a]	11,314	230,579
ZaZa Energy Corp.[a,b]	752	719

		74,945,903

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.09%
Clearwater Paper Corp.[a]	265	$13,912
Domtar Corp.	1,864	175,850
International Paper Co.	3,520	172,585
Louisiana-Pacific Corp.[a]	2,166	40,093
Neenah Paper Inc.	813	34,772
P.H. Glatfelter Co.	265	7,325
Resolute Forest Products Inc.[a]	3,936	63,055
Schweitzer-Mauduit International Inc.	566	29,132
Wausau Paper Corp.	111	1,407

		538,131
PERSONAL PRODUCTS — 0.01%
Coty Inc. Class A	1,064	16,226
Elizabeth Arden Inc.[a]	186	6,594
Inter Parfums Inc.	264	9,454
Nature’s Sunshine Products Inc.	622	10,773
Nutraceutical International Corp.[a]	526	14,086
Revlon Inc. Class Aa	568	14,177

		71,310
PHARMACEUTICALS — 6.52%
Bristol-Myers Squibb Co.	12,889	685,050
Cornerstone Therapeutics Inc.[a]	433	4,109
Eli Lilly and Co.	43,833	2,235,483
Forest Laboratories Inc.[a]	15,059	903,992
Hi-Tech Pharmacal Co. Inc.[a]	385	16,705
Horizon Pharma Inc.[a,b]	2,068	15,758
Hospira Inc.[a]	9,303	384,028
Impax Laboratories Inc.[a]	3,874	97,392
Johnson & Johnson	138,551	12,689,886
Mallinckrodt PLC[a]	3,412	178,311
Merck & Co. Inc.	171,010	8,559,051
Nektar Therapeutics[a]	2,389	27,115
Pernix Therapeutics Holdings[a,b]	995	2,507
Pfizer Inc.	378,757	11,601,327
POZEN Inc.[a]	1,517	12,197
SciClone Pharmaceuticals Inc.[a,b]	824	4,153
XenoPort Inc.[a,b]	2,077	11,943

		37,429,007
PROFESSIONAL SERVICES — 0.33%
Acacia Research Corp.	1,976	28,731
CBIZ Inc.[a,b]	2,153	19,635
CDI Corp.	949	17,585
CRA International Inc.[a]	639	12,652
Dun & Bradstreet Corp. (The)	170	20,867
Franklin Covey Co.[a]	211	4,195
FTI Consulting Inc.[a,b]	2,293	94,334
Heidrick & Struggles International Inc.	1,018	20,503
Huron Consulting Group Inc.[a]	1,136	71,250
ICF International Inc.[a]	1,099	38,146
Kelly Services Inc. Class A	1,465	36,537
Kforce Inc.	209	4,276
Korn/Ferry International[a]	2,632	68,748
Manpowergroup Inc.	4,379	375,981
Navigant Consulting Inc.[a]	2,815	54,048
Nielsen Holdings NV	10,567	484,920
Pendrell Corp.[a]	8,550	17,186

282

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

Resources Connection Inc.	2,393	$34,292
RPX Corp.[a]	1,576	26,634
Towers Watson & Co. Class A	3,688	470,626
VSE Corp.	217	10,418

		1,911,564
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.37%
Acadia Realty Trust	2,536	62,969
AG Mortgage Investment Trust Inc.	1,520	23,773
Agree Realty Corp.	893	25,915
Alexandria Real Estate Equities Inc.	4,027	256,198
American Assets Trust Inc.	1,965	61,760
American Campus Communities Inc.	5,923	190,780
American Capital Agency Corp.	22,290	429,974
American Capital Mortgage Investment Corp.	2,985	52,118
American Homes 4 Rent	2,262	36,644
American Realty Capital Properties Inc.[b]	7,240	93,106
American Residential Properties Inc.[a,b]	768	13,179
AmREIT Inc.	1,362	22,882
Annaly Capital Management Inc.	54,078	539,158
Anworth Mortgage Asset Corp.	8,581	36,126
Apartment Investment and Management Co. Class A	3,717	96,307
Apollo Commercial Real Estate Finance Inc.	2,076	33,735
Apollo Residential Mortgage Inc.	2,125	31,407
Ares Commercial Real Estate Corp.	1,325	17,357
Armada Hoffler Properties Inc.	1,081	10,032
ARMOUR Residential REIT Inc.	21,387	85,762
Ashford Hospitality Prime Inc.	720	13,104
Ashford Hospitality Trust Inc.	3,605	29,849
Associated Estates Realty Corp.	3,322	53,318
AvalonBay Communities Inc.	7,307	863,907
Aviv REIT Inc.	579	13,722
BioMed Realty Trust Inc.	10,521	190,640
Boston Properties Inc.	7,817	784,592
Brandywine Realty Trust	9,011	126,965
BRE Properties Inc. Class A	4,356	238,317
Brixmor Property Group Inc.	2,178	44,279
Camden Property Trust	4,799	272,967
Campus Crest Communities Inc.	3,534	33,255
Capstead Mortgage Corp.	5,185	62,635
CBL & Associates Properties Inc.	6,205	111,442
Cedar Realty Trust Inc.	4,812	30,123
Chambers Street Properties	13,875	106,144
Chatham Lodging Trust	1,504	30,757
Chesapeake Lodging Trust	2,827	71,495
Chimera Investment Corp.	58,031	179,896
Colony Financial Inc.	4,351	88,282
CommonWealth REIT	6,705	156,294
Corporate Office Properties Trust[b]	5,010	118,687
Corrections Corp. of America	2,407	77,192
Cousins Properties Inc.	9,656	99,457
CubeSmart	7,637	121,734
CyrusOne Inc.	1,108	24,742
CYS Investments Inc.	9,671	71,662
DCT Industrial Trust Inc.	16,425	117,110
DDR Corp.	16,818	258,493
DiamondRock Hospitality Co.	11,043	127,547
Digital Realty Trust Inc.[b]	1,557	76,480
Douglas Emmett Inc.	8,059	187,694
Duke Realty Corp.	18,160	273,126
DuPont Fabros Technology Inc.[b]	1,984	49,025
Dynex Capital Inc.	2,991	23,928

Security	Shares	Value

EastGroup Properties Inc.	96	$5,561
Education Realty Trust Inc.	6,256	55,178
Ellington Residential Mortgage REIT	366	5,629
Empire State Realty Trust Inc. Class A	3,819	58,431
EPR Properties[b]	2,928	143,940
Equity Lifestyle Properties, Inc.	1,304	47,244
Equity One Inc.	3,408	76,475
Equity Residential	20,332	1,054,621
Essex Property Trust Inc.	2,145	307,829
Excel Trust Inc.	3,024	34,443
Extra Space Storage Inc.	5,766	242,922
Federal Realty Investment Trust	1,271	128,892
FelCor Lodging Trust Inc.[a]	7,003	57,144
First Industrial Realty Trust Inc.[b]	6,224	108,609
First Potomac Realty Trust	3,356	39,030
Franklin Street Properties Corp.	5,414	64,697
Gaming and Leisure Properties Inc.[a]	4,377	222,395
General Growth Properties Inc.	31,953	641,297
GEO Group Inc. (The)	2,407	77,554
Getty Realty Corp.	1,403	25,773
Gladstone Commercial Corp.	631	11,339
Glimcher Realty Trust	755	7,067
Government Properties Income Trust[b]	2,523	62,697
Gramercy Property Trust Inc.[a]	3,638	20,918
Hatteras Financial Corp.	5,581	91,193
HCP Inc.	25,836	938,363
Health Care REIT Inc.	16,191	867,352
Healthcare Realty Trust Inc.	3,442	73,349
Healthcare Trust of America Inc. Class A	6,298	61,972
Hersha Hospitality Trust	11,439	63,715
Highwoods Properties Inc.	3,556	128,620
Home Properties Inc.	3,238	173,622
Hospitality Properties Trust	8,510	230,025
Host Hotels & Resorts Inc.	41,996	816,402
Hudson Pacific Properties Inc.	2,534	55,419
Inland Real Estate Corp.	666	7,006
Invesco Mortgage Capital Inc.	7,634	112,067
Investors Real Estate Trust	5,459	46,838
iStar Financial Inc.[a]	5,030	71,778
Javelin Mortgage Investment Corp.	920	12,816
Kilroy Realty Corp.	4,590	230,326
Kimco Realty Corp.	22,977	453,796
Kite Realty Group Trust	7,432	48,828
LaSalle Hotel Properties[b]	5,907	182,290
Lexington Realty Trust[b]	9,624	98,261
Liberty Property Trust	7,376	249,825
LTC Properties Inc.	266	9,414
Macerich Co. (The)	7,774	457,811
Mack-Cali Realty Corp.[b]	5,040	108,259
Medical Properties Trust Inc.	9,281	113,414
MFA Financial Inc.[b]	20,396	143,996
Mid-America Apartment Communities Inc.	4,216	256,080
Monmouth Real Estate Investment Corp. Class A	2,401	21,825
National Retail Properties Inc.[b]	6,687	202,817
New Residential Investment Corp.	14,295	95,491
New York Mortgage Trust Inc.	4,297	30,036
NorthStar Realty Finance Corp.	16,481	221,669
One Liberty Properties Inc.	619	12,460
Parkway Properties Inc.[b]	3,130	60,378
Pebblebrook Hotel Trust	3,417	105,107
Pennsylvania Real Estate Investment Trust	3,810	72,314
PennyMac Mortgage Investment Trust[c]	2,669	61,280
Physicians Realty Trust	529	6,739

283

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

Piedmont Office Realty Trust Inc. Class Ab	9,454	$156,180
Post Properties Inc.	3,080	139,308
Prologis Inc.	28,324	1,046,572
Public Storage	551	82,936
QTS Realty Trust Inc. Class A	653	16,181
RAIT Financial Trust[b]	3,589	32,193
Ramco-Gershenson Properties Trust	3,786	59,592
Realty Income Corp.[b]	11,085	413,803
Redwood Trust Inc.[b]	4,640	89,877
Regency Centers Corp.[b]	3,000	138,900
Resource Capital Corp.	7,476	44,333
Retail Opportunity Investments Corp.	4,364	64,238
Retail Properties of America Inc. Class A	7,558	96,138
Rexford Industrial Realty Inc.	667	8,804
RLJ Lodging Trust	6,983	169,827
Rouse Properties Inc.	1,177	26,118
Ryman Hospitality Properties Inc.	870	36,349
Sabra Healthcare REIT Inc.	1,234	32,257
Select Income REIT	1,292	34,548
Senior Housing Properties Trust	9,848	218,921
Silver Bay Realty Trust Corp.	1,144	18,293
Simon Property Group Inc.	4,432	674,373
SL Green Realty Corp.[b]	5,229	483,055
Sovran Self Storage Inc.	154	10,036
Spirit Realty Capital Inc.	16,933	166,451
STAG Industrial Inc.	2,443	49,813
Starwood Property Trust Inc.	10,928	302,706
Strategic Hotels & Resorts Inc.[a]	1,502	14,194
Summit Hotel Properties Inc.	4,489	40,401
Sunstone Hotel Investors Inc.	10,402	139,387
Taubman Centers Inc.	2,941	187,989
Terreno Realty Corp.	1,553	27,488
Two Harbors Investment Corp.	20,630	191,446
UDR Inc.	14,228	332,224
UMH Properties Inc.	578	5,445
Urstadt Biddle Properties Inc. Class A	208	3,838
Ventas Inc.	9,094	520,904
Vornado Realty Trust	8,579	761,729
Washington Real Estate Investment Trust	2,703	63,142
Weingarten Realty Investors	6,880	188,650
Western Asset Mortgage Capital Corp.[b]	1,377	20,490
Whitestone REIT Class B	1,442	19,280
Winthrop Realty Trust	1,553	17,161
WP Carey Inc.	3,245	199,081

		25,085,331
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.19%
Alexander & Baldwin Inc.	2,429	101,362
Altisource Residential Corp.	2,396	72,144
AV Homes Inc.[a,b]	758	13,773
Consolidated-Tomoka Land Co.	367	13,318
Forest City Enterprises Inc. Class Aa	8,919	170,353
Forestar Group Inc.[a]	1,939	41,243
Howard Hughes Corp. (The)[a]	2,231	267,943
Jones Lang LaSalle Inc.	2,494	255,361
Kennedy-Wilson Holdings Inc.	3,114	69,286
RE/MAX Holdings Inc. Class Aa	471	15,105
Realogy Holdings Corp.[a]	735	36,360
St. Joe Co. (The)[a,b]	2,571	49,337
Tejon Ranch Co.[a]	63	2,316

		1,107,901

Security	Shares	Value

ROAD & RAIL — 0.50%
AMERCO[a]	187	$44,476
Arkansas Best Corp.	1,392	46,882
Celadon Group Inc.	1,049	20,434
Con-way Inc.	2,022	80,294
CSX Corp.	28,879	830,849
Genesee & Wyoming Inc. Class Aa,b	1,378	132,357
Heartland Express Inc.	589	11,556
Marten Transport Ltd.	1,283	25,904
Norfolk Southern Corp.	14,660	1,360,888
Patriot Transportation Holding Inc.[a]	345	14,321
Quality Distribution Inc.[a]	730	9,366
Roadrunner Transportation Systems Inc.[a]	523	14,095
Ryder System Inc.	2,940	216,913
Werner Enterprises Inc.	1,853	45,825
YRC Worldwide Inc.[a,b]	402	6,983

		2,861,143
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.45%
Advanced Energy Industries Inc.[a]	129	2,949
Alpha & Omega Semiconductor Ltd.[a]	1,028	7,926
Altera Corp.	11,766	382,748
Amkor Technology Inc.[a,b]	4,359	26,721
ANADIGICS Inc.[a]	6,559	12,069
Analog Devices Inc.	9,854	501,864
Applied Materials Inc.	22,880	404,747
ATMI Inc.[a]	1,849	55,858
Avago Technologies Ltd.	1,175	62,146
Axcelis Technologies Inc.[a]	5,797	14,145
Broadcom Corp. Class A	18,107	536,873
Brooks Automation Inc.	3,621	37,984
CEVA Inc.[a]	1,243	18,919
Cirrus Logic Inc.[a,b]	2,128	43,475
Cohu Inc.	1,313	13,787
Diodes Inc.[a]	448	10,555
DSP Group Inc.[a]	1,111	10,788
Entegris Inc.[a]	6,689	77,592
Entropic Communications Inc.[a]	4,833	22,763
Fairchild Semiconductor International Inc.[a,b]	7,324	97,775
First Solar Inc.[a]	3,877	211,839
FormFactor Inc.[a]	2,807	16,898
Freescale Semiconductor Ltd.[a,b]	1,758	28,216
GSI Technology Inc.[a]	1,106	7,344
GT Advanced Technologies Inc.[a]	1,008	8,790
Inphi Corp.[a]	763	9,843
Integrated Device Technology Inc.[a]	5,270	53,701
Integrated Silicon Solution Inc.[a]	1,470	17,772
Intel Corp.	263,229	6,833,425
International Rectifier Corp.[a]	4,017	104,723
Intersil Corp. Class A	7,629	87,505
IXYS Corp.	1,363	17,678
KLA-Tencor Corp.	9,350	602,701
Kopin Corp.[a]	3,692	15,580
Lam Research Corp.[a]	7,044	383,546
Lattice Semiconductor Corp.[a]	4,844	26,690
LSI Corp.	27,435	302,334
LTX-Credence Corp.[a]	2,693	21,517
M/A-COM Technology Solutions Holdings Inc.[a]	280	4,757
Marvell Technology Group Ltd.	22,605	325,060
Micron Technology Inc.[a]	58,240	1,267,302
Microsemi Corp.[a]	1,173	29,266

284

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

MKS Instruments Inc.	3,055	$91,467
MoSys Inc.[a,b]	341	1,882
Nanometrics Inc.[a]	408	7,772
NeoPhotonics Corp.[a]	1,095	7,731
NVIDIA Corp.	32,506	520,746
OmniVision Technologies Inc.[a]	2,873	49,416
ON Semiconductor Corp.[a]	1,278	10,531
Pericom Semiconductor Corp.[a]	1,209	10,712
Photronics Inc.[a,b]	3,232	29,185
PLX Technology Inc.[a]	118	776
PMC-Sierra Inc.[a,b]	6,593	42,393
RF Micro Devices Inc.[a]	2,009	10,366
Rubicon Technology Inc.[a,b]	936	9,313
Rudolph Technologies Inc.[a,b]	1,740	20,428
Sigma Designs Inc.[a]	1,746	8,241
Silicon Laboratories Inc.[a]	312	13,513
Skyworks Solutions Inc.[a]	1,831	52,293
Spansion Inc. Class Aa	2,572	35,725
Supertex Inc.[a]	619	15,506
Teradyne Inc.[a,b]	10,770	189,767
Tessera Technologies Inc.	3,047	60,056
TriQuint Semiconductor Inc.[a]	8,302	69,239
Ultra Clean Holdings Inc.[a]	1,291	12,949
Veeco Instruments Inc.[a,b]	1,711	56,309

		14,044,487
SOFTWARE — 0.69%
Accelrys Inc.[a]	3,039	28,992
Activision Blizzard Inc.	15,110	269,411
Actuate Corp.[a]	163	1,257
Adobe Systems Inc.[a]	17,289	1,035,265
Aspen Technology Inc.[a]	287	11,997
Autodesk Inc.[a]	2,609	131,311
CA Inc.	18,598	625,823
Compuware Corp.	12,060	135,193
Cyan Inc.[a,b]	365	1,931
Ebix Inc.[b]	381	5,608
Electronic Arts Inc.[a]	3,971	91,095
EPIQ Systems Inc.	1,595	25,855
ePlus Inc.[a]	197	11,197
FireEye Inc.[a]	251	10,946
Gigamon Inc.[a]	274	7,694
Glu Mobile Inc.[a,b]	396	1,540
Mentor Graphics Corp.	5,387	129,665
MICROS Systems Inc.[a]	3,786	217,203
Nuance Communications Inc.[a,b]	14,767	224,458
Progress Software Corp.[a]	1,566	40,450
Rovi Corp.[a]	5,150	101,404
Sapiens International Corp.	761	5,867
SeaChange International Inc.[a]	2,015	24,502
Symantec Corp.	10,700	252,306
Synopsys Inc.[a,b]	8,677	352,026
TeleCommunication Systems Inc.[a]	2,688	6,236
TeleNav Inc.[a]	924	6,089
TiVo Inc.[a]	3,879	50,893
Vasco Data Security International Inc.[a,b]	852	6,586
Vringo Inc.[a,b]	3,095	9,161
Zynga Inc. Class Aa,b	32,936	125,157

		3,947,118

Security	Shares	Value

SPECIALTY RETAIL — 0.70%
Aaron’s Inc.	3,633	$106,810
Abercrombie & Fitch Co. Class Ab	3,905	128,514
America’s Car-Mart Inc.[a,b]	105	4,434
American Eagle Outfitters Inc.	3,879	55,858
Asbury Automotive Group Inc.[a]	176	9,458
Ascena Retail Group Inc.[a]	6,164	130,430
Barnes & Noble Inc.[a]	2,133	31,888
bebe stores inc.	1,735	9,230
Best Buy Co. Inc.	11,305	450,844
Body Central Corp.[a]	933	3,676
Brown Shoe Co. Inc.	928	26,114
Cato Corp. (The) Class A	1,238	39,368
Chico’s FAS Inc.	581	10,946
Children’s Place Retail Stores Inc. (The)[a]	828	47,171
Citi Trends Inc.[a]	829	14,093
Container Store Group Inc. (The)[a]	365	17,013
CST Brands Inc.	3,364	123,526
Destination Maternity Corp.	81	2,420
Destination XL Group Inc.[a]	2,310	15,177
DSW Inc. Class A	378	16,152
Finish Line Inc. (The) Class A	1,737	48,931
Foot Locker Inc.	7,471	309,598
GameStop Corp. Class A	6,709	330,485
Genesco Inc.[a]	378	27,617
Group 1 Automotive Inc.	1,270	90,195
Guess? Inc.	3,312	102,904
Haverty Furniture Companies Inc.	1,000	31,300
hhgregg Inc.[a,b]	740	10,338
Jos. A. Bank Clothiers Inc.[a]	1,337	73,174
Kirkland’s Inc.[a]	222	5,255
MarineMax Inc.[a]	1,481	23,815
Men’s Wearhouse Inc. (The)	2,682	136,997
Murphy USA Inc.[a]	2,700	112,212
New York & Co. Inc.[a]	563	2,460
Office Depot Inc.[a,b]	23,078	122,083
Penske Automotive Group Inc.	1,889	89,085
Pep Boys—Manny, Moe & Jack (The)[a]	2,885	35,024
RadioShack Corp.[a,b]	5,474	14,232
Rent-A-Center Inc.	3,012	100,420
Sears Hometown and Outlet Stores Inc.[a]	175	4,463
Select Comfort Corp.[a]	188	3,965
Shoe Carnival Inc.	1,009	29,271
Signet Jewelers Ltd.[b]	4,173	328,415
Sonic Automotive Inc. Class A	1,643	40,221
Stage Stores Inc.	1,956	43,462
Staples Inc.	37,388	594,095
Stein Mart Inc.	736	9,899
Systemax Inc.[a]	558	6,278
Trans World Entertainment Corp.[a]	591	2,612
West Marine Inc.[a]	808	11,498
Zale Corp.[a]	1,839	29,001

		4,012,427
TEXTILES, APPAREL & LUXURY GOODS — 0.14%
American Apparel Inc.[a,b]	3,270	4,022
Columbia Sportswear Co.	749	58,984
Costa Inc.[a]	61	1,325
Crocs Inc.[a]	672	10,698
Culp Inc.	64	1,309
Deckers Outdoor Corp.[a,b]	1,096	92,568

285

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

Fifth & Pacific Companies Inc.[a]	6,777	$217,338
G-III Apparel Group Ltd.[a]	221	16,308
Iconix Brand Group Inc.[a,b]	1,491	59,193
Jones Group Inc. (The)	4,482	67,051
Movado Group Inc.	1,017	44,758
Perry Ellis International Inc.[a]	654	10,327
PVH Corp.	528	71,819
Quiksilver Inc.[a]	2,020	17,715
R.G. Barry Corp.	530	10,229
SKECHERS U.S.A. Inc. Class Aa	2,254	74,675
Unifi Inc.[a]	758	20,648
Vince Holding Corp.[a]	343	10,520

		789,487
THRIFTS & MORTGAGE FINANCE — 0.44%
Astoria Financial Corp.	5,340	73,852
Banc of California Inc.	1,105	14,818
Bank Mutual Corp.	2,591	18,163
BankFinancial Corp.	1,120	10,259
BBX Capital Corp.[a,b]	401	6,256
Beneficial Mutual Bancorp Inc.[a]	1,568	17,123
Berkshire Hills Bancorp Inc.	1,462	39,869
Brookline Bancorp Inc.	3,978	38,070
Capitol Federal Financial Inc.	8,790	106,447
Charter Financial Corp.	1,288	13,872
Clifton Savings Bancorp Inc.	433	5,542
Dime Community Bancshares Inc.	1,697	28,713
Doral Financial Corp.[a]	284	4,447
ESB Financial Corp.	627	8,903
ESSA Bancorp Inc.	399	4,612
Essent Group Ltd.[a]	1,084	26,081
EverBank Financial Corp.	4,547	83,392
Federal Agricultural Mortgage Corp. Class C NVS	536	18,358
First Defiance Financial Corp.	538	13,972
First Federal Bancshares of Arkansas Inc.[a]	269	2,340
First Financial Northwest Inc.	899	9,323
Flagstar Bancorp Inc.[a]	1,120	21,974
Fox Chase Bancorp Inc.	643	11,175
Franklin Financial Corp.[a]	757	14,974
Hingham Institution for Savings	74	5,808
Home Bancorp Inc.[a]	377	7,106
Home Loan Servicing Solutions Ltd.	4,076	93,626
HomeStreet Inc.	753	15,060
Hudson City Bancorp Inc.	29,843	281,420
Kearny Financial Corp.[a]	945	10,990
Meridian Interstate Bancorp Inc.[a]	477	10,771
Meta Financial Group Inc.	305	12,301
MGIC Investment Corp.[a]	8,246	69,596
NASB Financial Inc.[b]	247	7,459
New York Community Bancorp Inc.	24,983	420,964
Northfield Bancorp Inc	2,535	33,462
Northwest Bancshares Inc.	5,391	79,679
OceanFirst Financial Corp.	810	13,875
Oritani Financial Corp.	2,027	32,533
PennyMac Financial Services Inc. Class Aa,c	726	12,741
People’s United Financial Inc.	17,512	264,781
Provident Financial Holdings Inc.	545	8,175
Provident Financial Services Inc.	3,278	63,331
Radian Group Inc.	7,092	100,139
Rockville Financial Inc.	1,607	22,836
Stonegate Mortgage Corp.[a]	464	7,670
Territorial Bancorp Inc.	562	13,038

Security	Shares	Value

TFS Financial Corp.[a]	4,368	$52,918
Tree.com Inc.[a]	208	6,831
TrustCo Bank Corp. NY	5,117	36,740
United Community Financial Corp.[a]	2,236	7,983
United Financial Bancorp Inc.	1,035	19,551
Walker & Dunlop Inc.[a]	930	15,038
Washington Federal Inc.	5,846	136,153
Waterstone Financial Inc.[a]	567	6,294
Westfield Financial Inc.	1,473	10,989
WSFS Financial Corp.	433	33,571

		2,505,964
TOBACCO — 0.06%
Alliance One International Inc.[a]	4,761	14,521
Reynolds American Inc.	4,333	216,607
Universal Corp.	1,276	69,670
Vector Group Ltd.	1,215	19,889

		320,687
TRADING COMPANIES & DISTRIBUTORS — 0.15%
Aceto Corp.	1,119	27,986
Air Lease Corp.	3,966	123,263
Aircastle Ltd.	2,295	43,972
Applied Industrial Technologies Inc.	185	9,082
CAI International Inc.[a]	637	15,014
GATX Corp.	2,664	138,981
HD Supply Holdings Inc.[a]	1,257	30,181
Houston Wire & Cable Co.	639	8,550
Kaman Corp.	539	21,414
MRC Global Inc.[a]	2,681	86,489
Rush Enterprises Inc. Class Aa,b	1,230	36,470
Stock Building Supply Holdings Inc.[a]	410	7,470
TAL International Group Inc.	1,018	58,382
Textainer Group Holdings Ltd.[b]	807	32,458
Titan Machinery Inc.[a,b]	964	17,178
WESCO International Inc.[a,b]	2,495	227,220

		884,110
TRANSPORTATION INFRASTRUCTURE — 0.01%
Wesco Aircraft Holdings Inc.[a]	1,830	40,114

		40,114
WATER UTILITIES — 0.11%
American States Water Co.	2,032	58,379
American Water Works Co. Inc.	10,038	424,206
Aqua America Inc.	1,238	29,205
Artesian Resources Corp. Class A	452	10,373
California Water Service Group	2,696	62,197
Connecticut Water Service Inc.	618	21,945
Consolidated Water Co. Ltd.	811	11,435
Middlesex Water Co.	850	17,799
SJW Corp.	729	21,717
York Water Co. (The)	176	3,684

		660,940
WIRELESS TELECOMMUNICATION SERVICES — 0.19%
Boingo Wireless Inc.[a]	1,043	6,686
Leap Wireless International Inc.[a]	2,472	43,013

286

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

December 31, 2013

Security	Shares	Value

NII Holdings Inc.[a,b]	10,287	$28,289
RingCentral Inc. Class Aa,b	314	5,768
Shenandoah Telecommunications Co.	129	3,311
Sprint Corp.[a]	39,630	426,022
T-Mobile US Inc.	10,825	364,153
Telephone & Data Systems Inc.	5,415	139,599
United States Cellular Corp.	736	30,780
USA Mobility Inc.	1,504	21,477

		1,069,098

TOTAL COMMON STOCKS (Cost: $542,130,251)		572,642,743

INVESTMENT COMPANIES — 0.00%

CAPITAL MARKETS — 0.00%
Firsthand Technology Value Fund Inc.[a]	470	10,890

		10,890

TOTAL INVESTMENT COMPANIES (Cost: $9,695)		10,890

RIGHTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
EXCO Resources Inc.[a,b]	3,730	597

		597

TOTAL RIGHTS (Cost: $0)		597

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	648	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 2.00%

MONEY MARKET FUNDS — 2.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,e,f]	10,350,336	10,350,336
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,e,f]	606,252	606,252

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	547,795	$547,795

		11,504,383

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,504,383)		11,504,383

TOTAL INVESTMENTS IN SECURITIES—101.76% (Cost: $553,644,329)		584,158,613
Other Assets, Less Liabilities — (1.76)%		(10,108,247)

NET ASSETS — 100.00%		$574,050,366

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

287

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 1.22%
Alliant Techsystems Inc.	51,411	$6,255,690
B/E Aerospace Inc.[a]	157,911	13,742,994
Exelis Inc.	300,825	5,733,725
Hexcel Corp.[a]	160,352	7,166,131
Huntington Ingalls Industries Inc.	80,206	7,219,342
L-3 Communications Holdings Inc.	143,937	15,381,108
Rockwell Collins Inc.	216,987	16,039,679
Spirit AeroSystems Holdings Inc. Class Aa	190,688	6,498,647
Textron Inc.	444,391	16,335,813
TransDigm Group Inc.	83,808	13,494,764
Triumph Group Inc.	82,441	6,271,287

		114,139,180
AIR FREIGHT & LOGISTICS — 0.31%
C.H. Robinson Worldwide Inc.[b]	242,523	14,148,792
Expeditors International of Washington Inc.	330,447	14,622,280

		28,771,072
AIRLINES — 1.13%
Alaska Air Group Inc.	112,461	8,251,264
American Airlines Group Inc.[a,b]	315,057	7,955,189
Copa Holdings SA Class A	53,206	8,518,813
Delta Air Lines Inc.	1,369,693	37,625,467
Southwest Airlines Co.	1,155,204	21,764,043
United Continental Holdings Inc.[a,b]	569,215	21,533,403

		105,648,179
AUTO COMPONENTS — 1.06%
Allison Transmission Holdings Inc.	54,932	1,516,672
BorgWarner Inc.	369,621	20,665,510
Delphi Automotive PLC	500,024	30,066,443
Gentex Corp.	229,446	7,569,424
Goodyear Tire & Rubber Co. (The)	392,966	9,372,239
Lear Corp.	128,980	10,443,511
TRW Automotive Holdings Corp.[a]	172,126	12,804,453
Visteon Corp.[a]	79,749	6,530,646

		98,968,898
AUTOMOBILES — 0.52%
Harley-Davidson Inc.	358,474	24,820,740
Tesla Motors Inc.[a,b]	133,729	20,110,167
Thor Industries Inc.	70,850	3,913,045

		48,843,952
BEVERAGES — 1.23%
Beam Inc.	257,320	17,513,199
Brown-Forman Corp. Class B NVS	241,895	18,280,005
Coca-Cola Enterprises Inc.	415,263	18,325,556
Constellation Brands Inc. Class Aa	245,957	17,310,454
Dr Pepper Snapple Group Inc.	326,357	15,900,113
Molson Coors Brewing Co. Class B NVS	223,459	12,547,223

Security	Shares	Value

Monster Beverage Corp.[a]	214,627	$14,545,272

		114,421,822
BIOTECHNOLOGY — 1.61%
Alexion Pharmaceuticals Inc.[a]	312,103	41,528,425
Alkermes PLC[a]	202,189	8,221,005
ARIAD Pharmaceuticals Inc.[a,b]	294,704	2,009,881
BioMarin Pharmaceutical Inc.[a]	222,329	15,623,059
Cubist Pharmaceuticals Inc.[a,b]	104,121	7,170,813
Incyte Corp.[a]	164,487	8,327,977
Medivation Inc.[a,b]	119,921	7,653,358
Myriad Genetics Inc.[a,b]	119,108	2,498,886
Pharmacyclics Inc.[a]	93,488	9,889,161
Seattle Genetics Inc.[a,b]	160,274	6,393,330
Theravance Inc.[a,b]	125,785	4,484,235
United Therapeutics Corp.[a]	74,265	8,397,886
Vertex Pharmaceuticals Inc.[a]	372,344	27,665,159

		149,863,175
BUILDING PRODUCTS — 0.60%
A.O. Smith Corp.	123,529	6,663,154
Allegion PLC[a]	159,251	7,037,302
Armstrong World Industries Inc.[a]	40,257	2,319,206
Fortune Brands Home & Security Inc.	263,925	12,061,372
Lennox International Inc.	80,601	6,855,921
Masco Corp.	570,769	12,996,410
Owens Corning[a]	190,086	7,740,302

		55,673,667
CAPITAL MARKETS — 2.55%
Affiliated Managers Group Inc.[a]	84,347	18,293,177
American Capital Ltd.[a]	451,816	7,066,402
Ameriprise Financial Inc.	322,309	37,081,651
Ares Capital Corp.	472,708	8,400,021
Artisan Partners Asset Management Inc.	20,358	1,327,138
E*TRADE Financial Corp.[a]	458,774	9,010,321
Eaton Vance Corp. NVS	191,933	8,212,813
Federated Investors Inc. Class B	148,633	4,280,631
Invesco Ltd.	711,140	25,885,496
Lazard Ltd. Class A	204,908	9,286,431
Legg Mason Inc.	177,760	7,729,005
LPL Financial Holdings Inc.	90,775	4,269,148
Northern Trust Corp.	382,627	23,680,785
Raymond James Financial Inc.	194,996	10,176,841
SEI Investments Co.	230,560	8,007,349
T. Rowe Price Group Inc.	414,768	34,745,115
TD Ameritrade Holding Corp.	372,451	11,411,899
Waddell & Reed Financial Inc. Class A	137,443	8,950,288

		237,814,511
CHEMICALS — 2.49%
Airgas Inc.	104,755	11,716,847
Albemarle Corp.	130,153	8,250,399
Ashland Inc.	126,389	12,264,788
Cabot Corp.	102,079	5,246,861
Celanese Corp. Series A	255,342	14,122,966
CF Industries Holdings Inc.	94,823	22,097,552
Cytec Industries Inc.	58,362	5,437,004
Eastman Chemical Co.	247,653	19,985,597

288

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2013

Security	Shares	Value

FMC Corp.	217,723	$16,429,378
Huntsman Corp.	309,062	7,602,925
International Flavors & Fragrances Inc.	130,340	11,206,633
Kronos Worldwide Inc.	33,236	633,146
NewMarket Corp.	15,161	5,066,048
Rockwood Holdings Inc.	117,043	8,417,732
RPM International Inc.	211,936	8,797,463
Scotts Miracle-Gro Co. (The) Class A	68,698	4,274,390
Sherwin-Williams Co. (The)	141,657	25,994,059
Sigma-Aldrich Corp.	192,459	18,093,071
Valspar Corp. (The)	142,530	10,160,964
W.R. Grace & Co.[a]	121,451	12,007,860
Westlake Chemical Corp.	32,584	3,977,529

		231,783,212
COMMERCIAL BANKS — 3.07%
Associated Banc-Corp	268,788	4,676,911
Bank of Hawaii Corp.	71,887	4,251,397
BankUnited Inc.	103,187	3,396,916
BOK Financial Corp.	42,297	2,805,137
CapitalSource Inc.	314,265	4,515,988
CIT Group Inc.	321,878	16,779,500
City National Corp.	74,820	5,927,240
Comerica Inc.	298,515	14,191,403
Commerce Bancshares Inc.	129,421	5,812,297
Cullen/Frost Bankers Inc.[b]	83,232	6,194,958
East West Bancorp Inc.	217,807	7,616,711
Fifth Third Bancorp	1,398,849	29,417,794
First Citizens BancShares Inc. Class A	12,136	2,701,838
First Horizon National Corp.	386,621	4,504,135
First Niagara Financial Group Inc.	566,142	6,012,428
First Republic Bank	186,188	9,746,942
Fulton Financial Corp.	312,816	4,091,633
Huntington Bancshares Inc.	1,341,500	12,945,475
KeyCorp	1,472,222	19,757,219
M&T Bank Corp.	206,330	24,020,939
Popular Inc.[a]	165,473	4,754,039
Regions Financial Corp.	2,260,483	22,356,177
Signature Bank[a,b]	75,588	8,119,663
SunTrust Banks Inc.	863,912	31,800,601
SVB Financial Group[a]	72,102	7,560,616
Synovus Financial Corp.	1,564,773	5,633,183
TCF Financial Corp.	262,122	4,259,482
Valley National Bancorp[b]	318,691	3,225,153
Zions Bancorp	294,586	8,825,797

		285,901,572
COMMERCIAL SERVICES & SUPPLIES — 1.13%
ADT Corp. (The)	322,699	13,059,629
Cintas Corp.	164,794	9,820,075
Clean Harbors Inc.[a,b]	97,039	5,818,458
Copart Inc.[a]	178,653	6,547,632
Covanta Holding Corp.	170,003	3,017,553
Iron Mountain Inc.	272,492	8,270,132
KAR Auction Services Inc.	121,705	3,596,383
Pitney Bowes Inc.	321,792	7,497,754
R.R. Donnelley & Sons Co.	290,858	5,898,600
Republic Services Inc.	432,453	14,357,440
Rollins Inc.	101,922	3,087,217
Stericycle Inc.[a]	137,995	16,030,879

Security	Shares	Value

Waste Connections Inc.	197,386	$8,611,951

		105,613,703
COMMUNICATIONS EQUIPMENT — 1.02%
Brocade Communications Systems Inc.[a]	711,249	6,308,779
CommScope Holding Co. Inc.[a]	66,876	1,265,294
EchoStar Corp. Class Aa	65,124	3,237,965
F5 Networks Inc.[a]	126,032	11,451,268
Harris Corp.	175,267	12,235,389
JDS Uniphase Corp.[a]	372,639	4,836,854
Juniper Networks Inc.[a]	809,683	18,274,545
Motorola Solutions Inc.	387,219	26,137,282
Palo Alto Networks Inc.[a,b]	53,440	3,071,197
Polycom Inc.[a,b]	276,582	3,106,016
Riverbed Technology Inc.[a,b]	261,950	4,736,056

		94,660,645
COMPUTERS & PERIPHERALS — 1.23%
3D Systems Corp.[a,b]	160,889	14,951,415
Diebold Inc.	102,028	3,367,944
Lexmark International Inc. Class A	100,989	3,587,129
NCR Corp.[a,b]	262,946	8,955,941
NetApp Inc.	543,928	22,377,198
SanDisk Corp.	361,276	25,484,409
Stratasys Ltd.[a,b]	56,402	7,597,349
Western Digital Corp.	337,882	28,348,300

		114,669,685
CONSTRUCTION & ENGINEERING — 0.82%
AECOM Technology Corp.[a]	165,135	4,859,923
Chicago Bridge & Iron Co. NV	160,865	13,374,316
Fluor Corp.	260,491	20,914,823
Jacobs Engineering Group Inc.[a]	209,198	13,177,382
KBR Inc.	236,291	7,535,320
Quanta Services Inc.[a]	334,329	10,551,423
URS Corp.	121,616	6,444,432

		76,857,619
CONSTRUCTION MATERIALS — 0.28%
Eagle Materials Inc.	79,349	6,143,993
Martin Marietta Materials Inc.	73,674	7,362,980
Vulcan Materials Co.	207,845	12,350,150

		25,857,123
CONSUMER FINANCE — 0.20%
SLM Corp.	710,494	18,671,782

		18,671,782
CONTAINERS & PACKAGING — 1.18%
AptarGroup Inc.	106,678	7,233,835
Avery Dennison Corp.	159,280	7,994,263
Ball Corp.	237,930	12,291,464
Bemis Co. Inc.	164,573	6,740,910
Crown Holdings Inc.[a]	230,059	10,253,730
Greif Inc. Class A	50,555	2,649,082
MeadWestvaco Corp.	283,011	10,451,596
Owens-Illinois Inc.[a]	263,098	9,413,647

289

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2013

Security	Shares	Value

Packaging Corp. of America	156,836	$9,924,582
Rock-Tenn Co. Class A	115,066	12,083,081
Sealed Air Corp.	313,228	10,665,413
Silgan Holdings Inc.	70,641	3,392,181
Sonoco Products Co.	161,913	6,755,010

		109,848,794
DISTRIBUTORS — 0.39%
Genuine Parts Co.	247,844	20,618,142
LKQ Corp.[a]	477,584	15,712,514

		36,330,656
DIVERSIFIED CONSUMER SERVICES — 0.35%
Apollo Education Group Inc. Class Aa,b	156,283	4,269,652
DeVry Education Group Inc.	100,796	3,578,258
Graham Holdings Co. Class B	6,994	4,639,260
H&R Block Inc.	435,544	12,648,198
Service Corp. International	338,571	6,138,292
Weight Watchers International Inc.[b]	43,154	1,421,061

		32,694,721
DIVERSIFIED FINANCIAL SERVICES — 1.52%
CBOE Holdings Inc.	139,589	7,253,044
ING U.S. Inc.	120,193	4,224,784
Interactive Brokers Group Inc. Class A	75,052	1,826,766
IntercontinentalExchange Group Inc.	182,568	41,063,194
Leucadia National Corp.	473,156	13,409,241
McGraw Hill Financial Inc.	438,376	34,281,003
Moody’s Corp.	311,014	24,405,269
MSCI Inc. Class Aa	193,087	8,441,764
NASDAQ OMX Group Inc. (The)	177,960	7,082,808

		141,987,873
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.34%
Frontier Communications Corp.[b]	1,595,864	7,420,767
Intelsat SAa,b	35,933	809,930
Level 3 Communications Inc.[a,b]	259,576	8,610,136
tw telecom inc.[a]	240,434	7,326,024
Windstream Holdings Inc.	948,095	7,565,798

		31,732,655
ELECTRIC UTILITIES — 2.04%
Edison International	521,082	24,126,097
Entergy Corp.	284,983	18,030,874
FirstEnergy Corp.	668,872	22,059,398
Great Plains Energy Inc.	245,891	5,960,398
Hawaiian Electric Industries Inc.	157,626	4,107,734
ITC Holdings Corp.	83,615	8,011,989
Northeast Utilities	503,189	21,330,182
OGE Energy Corp.	317,058	10,748,266
Pepco Holdings Inc.	397,455	7,603,314
Pinnacle West Capital Corp.	175,851	9,306,035
PPL Corp.	1,010,299	30,399,897
Westar Energy Inc.	203,380	6,542,735
Xcel Energy Inc.	795,258	22,219,508

		190,446,427

Security	Shares	Value

ELECTRICAL EQUIPMENT — 1.00%
AMETEK Inc.	389,496	$20,514,754
Babcock & Wilcox Co. (The)	179,831	6,148,422
Hubbell Inc. Class B	94,937	10,338,639
Regal Beloit Corp.	72,098	5,315,065
Rockwell Automation Inc.	223,362	26,392,454
Roper Industries Inc.	158,363	21,961,781
Solarcity Corp.[a]	37,514	2,131,545

		92,802,660
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.01%
Amphenol Corp. Class A	255,610	22,795,300
Arrow Electronics Inc.[a]	167,412	9,082,101
Avnet Inc.	219,204	9,669,088
AVX Corp.	75,812	1,056,061
CDW Corp	42,366	989,670
Dolby Laboratories Inc. Class Aa,b	72,255	2,786,153
FLIR Systems Inc.	226,940	6,830,894
Ingram Micro Inc. Class Aa	244,173	5,728,298
IPG Photonics Corp.[a,b]	51,933	4,030,520
Jabil Circuit Inc.	324,134	5,652,897
National Instruments Corp.	153,683	4,920,930
Tech Data Corp.[a]	60,551	3,124,432
Trimble Navigation Ltd.[a,b]	409,119	14,196,429
Vishay Intertechnology Inc.[a,b]	210,299	2,788,565

		93,651,338
ENERGY EQUIPMENT & SERVICES — 1.83%
Atwood Oceanics Inc.[a]	91,846	4,903,658
Cameron International Corp.[a]	396,712	23,616,265
Diamond Offshore Drilling Inc.	109,991	6,260,688
Dresser-Rand Group Inc.[a,b]	121,757	7,260,370
Dril-Quip Inc.[a]	64,920	7,136,656
FMC Technologies Inc.[a]	379,350	19,805,864
Frank’s International NV	54,847	1,480,869
Helmerich & Payne Inc.	151,725	12,757,038
McDermott International Inc.[a,b]	377,112	3,454,346
Nabors Industries Ltd.	471,078	8,003,615
Oceaneering International Inc.	173,049	13,650,105
Oil States International Inc.[a]	87,910	8,942,205
Patterson-UTI Energy Inc.	234,495	5,937,413
Rowan Companies PLC Class Aa	199,023	7,037,453
RPC Inc.	100,887	1,800,833
Seadrill Ltd.	565,216	23,219,073
Superior Energy Services Inc.[a]	254,745	6,778,765
Tidewater Inc.	79,340	4,702,482
Unit Corp.[a]	78,516	4,052,996

		170,800,694
FOOD & STAPLES RETAILING — 0.90%
Fresh Market Inc. (The)[a,b]	65,824	2,665,872
Kroger Co. (The)	831,751	32,879,117
Safeway Inc.	385,453	12,554,204
Sprouts Farmers Market Inc.[a,b]	32,285	1,240,712
Whole Foods Market Inc.	593,179	34,303,542

		83,643,447

290

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2013

Security	Shares	Value

FOOD PRODUCTS — 2.25%
Bunge Ltd.	235,252	$19,316,542
Campbell Soup Co.	280,556	12,142,464
ConAgra Foods Inc.	666,616	22,464,959
Dean Foods Co.[a,b]	149,372	2,567,705
Flowers Foods Inc.	273,992	5,882,608
Green Mountain Coffee Roasters Inc.[a,b]	238,610	18,034,144
Hershey Co. (The)	239,888	23,324,310
Hillshire Brands Co.	196,854	6,582,798
Hormel Foods Corp.	214,469	9,687,565
Ingredion Inc.	123,881	8,480,893
J.M. Smucker Co. (The)	171,545	17,775,493
McCormick & Co. Inc. NVS	210,964	14,539,639
Mead Johnson Nutrition Co. Class A	323,825	27,123,582
Pinnacle Foods Inc.	53,623	1,472,487
Tyson Foods Inc. Class Ab	447,935	14,987,905
WhiteWave Foods Co. Class Aa	221,670	5,085,110

		209,468,204
GAS UTILITIES — 0.63%
AGL Resources Inc.	189,023	8,927,556
Atmos Energy Corp.	144,831	6,578,224
National Fuel Gas Co.	117,678	8,402,209
ONEOK Inc.	329,639	20,496,953
Questar Corp.	279,452	6,424,602
UGI Corp.	182,082	7,549,120

		58,378,664
HEALTH CARE EQUIPMENT & SUPPLIES — 2.22%
Alere Inc.[a,b]	130,024	4,706,869
Boston Scientific Corp.[a]	2,157,656	25,935,025
C.R. Bard Inc.	128,719	17,240,623
CareFusion Corp.[a]	351,558	13,999,040
Cooper Companies Inc. (The)	77,278	9,570,107
DENTSPLY International Inc.	229,166	11,109,968
Edwards Lifesciences Corp.[a,b]	180,672	11,880,991
Hill-Rom Holdings Inc.	95,789	3,959,917
Hologic Inc.[a,b]	430,733	9,626,883
IDEXX Laboratories Inc.[a]	86,533	9,204,515
ResMed Inc.[b]	227,862	10,727,743
Sirona Dental Systems Inc.[a]	87,693	6,156,049
St. Jude Medical Inc.	453,192	28,075,244
Teleflex Inc.	65,873	6,182,840
Varian Medical Systems Inc.[a,b]	173,416	13,472,689
Zimmer Holdings Inc.	269,271	25,093,364

		206,941,867
HEALTH CARE PROVIDERS & SERVICES — 3.22%
AmerisourceBergen Corp.	369,299	25,965,413
Brookdale Senior Living Inc.[a]	158,984	4,321,185
Cardinal Health Inc.	546,686	36,524,092
Catamaran Corp.[a]	329,322	15,636,208
Cigna Corp.	456,323	39,919,136
Community Health Systems Inc.[a]	150,767	5,920,620
DaVita HealthCare Partners Inc.[a]	294,605	18,669,119
Envision Healthcare Holdings Inc.[a]	77,204	2,742,286
HCA Holdings Inc.[a]	427,986	20,419,212
Health Management Associates Inc. Class Aa	415,664	5,445,198
Health Net Inc.[a]	127,152	3,772,600

Security	Shares	Value

Henry Schein Inc.[a,b]	139,358	$15,923,045
Humana Inc.	251,899	26,001,015
Laboratory Corp. of America Holdings[a,b]	139,786	12,772,247
LifePoint Hospitals Inc.[a]	75,951	4,013,251
MEDNAX Inc.[a,b]	161,088	8,598,877
Omnicare Inc.	167,819	10,129,555
Patterson Companies Inc.	139,841	5,761,449
Premier Inc.[a,b]	51,942	1,909,388
Quest Diagnostics Inc.[b]	232,595	12,453,136
Tenet Healthcare Corp.[a]	165,423	6,967,617
Universal Health Services Inc. Class B	145,100	11,790,826
VCA Antech Inc.[a]	141,619	4,441,172

		300,096,647
HEALTH CARE TECHNOLOGY — 0.34%
Allscripts Healthcare Solutions Inc.[a]	284,458	4,397,721
Cerner Corp.[a,b]	474,287	26,436,757
Veeva Systems Inc.[a,b]	24,070	772,647

		31,607,125
HOTELS, RESTAURANTS & LEISURE — 2.25%
Bally Technologies Inc.[a,b]	61,926	4,858,095
Brinker International Inc.	105,899	4,907,360
Burger King Worldwide Inc.	160,915	3,678,517
Chipotle Mexican Grill Inc.[a]	49,437	26,339,045
Choice Hotels International Inc.	44,255	2,173,363
Darden Restaurants Inc.	207,623	11,288,462
Domino’s Pizza Inc.	90,132	6,277,694
Dunkin’ Brands Group Inc.	170,501	8,218,148
Hyatt Hotels Corp. Class Aa,b	71,732	3,547,865
International Game Technology	416,501	7,563,658
Marriott International Inc. Class A	372,441	18,383,688
MGM Resorts International[a]	594,546	13,983,722
Norwegian Cruise Line Holdings Ltd.[a,b]	43,346	1,537,483
Panera Bread Co. Class Aa,b	44,937	7,939,919
Penn National Gaming Inc.[a,b]	108,298	1,551,910
Royal Caribbean Cruises Ltd.	261,244	12,388,190
SeaWorld Entertainment Inc.	48,833	1,404,925
Six Flags Entertainment Corp.	105,861	3,897,802
Starwood Hotels & Resorts Worldwide Inc.	311,172	24,722,615
Wendy’s Co. (The)	452,872	3,949,044
Wyndham Worldwide Corp.	217,309	16,013,500
Wynn Resorts Ltd.	128,942	25,041,826

		209,666,831
HOUSEHOLD DURABLES — 1.63%
D.R. Horton Inc.	451,046	10,067,347
Garmin Ltd.[b]	196,128	9,065,036
Harman International Industries Inc.	108,685	8,895,867
Jarden Corp.[a]	203,324	12,473,927
Leggett & Platt Inc.[b]	228,555	7,071,492
Lennar Corp. Class A	264,446	10,461,484
Mohawk Industries Inc.[a]	96,998	14,443,002
Newell Rubbermaid Inc.	461,419	14,954,590
NVR Inc.[a,b]	7,518	7,713,543
PulteGroup Inc.	619,783	12,624,980
Taylor Morrison Home Corp. Class Aa	50,914	1,143,019
Tempur Sealy International Inc.[a]	96,738	5,219,983
Toll Brothers Inc.[a]	270,561	10,010,757
Tupperware Brands Corp.	84,595	7,996,765
Whirlpool Corp.	126,614	19,860,672

		152,002,464

291

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2013

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.48%
Church & Dwight Co. Inc.	221,018	$14,649,073
Clorox Co. (The)[b]	210,575	19,532,937
Energizer Holdings Inc.	99,547	10,774,967

		44,956,977
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.45%
AES Corp. (The)	993,004	14,408,488
Calpine Corp.[a,b]	631,177	12,314,263
NRG Energy Inc.	515,780	14,813,202

		41,535,953
INDUSTRIAL CONGLOMERATES — 0.09%
Carlisle Companies Inc.	101,707	8,075,536

		8,075,536
INSURANCE — 4.54%
Alleghany Corp.[a]	26,847	10,737,726
Allied World Assurance Co. Holdings Ltd.	55,413	6,251,141
American Financial Group Inc.	124,296	7,174,365
American National Insurance Co.	11,719	1,342,294
Aon PLC	494,392	41,474,545
Arch Capital Group Ltd.[a]	212,846	12,704,778
Arthur J. Gallagher & Co.	202,734	9,514,307
Aspen Insurance Holdings Ltd.	106,271	4,390,055
Assurant Inc.	116,307	7,719,296
Assured Guaranty Ltd.	270,135	6,372,485
Axis Capital Holdings Ltd.	190,679	9,070,600
Brown & Brown Inc.	188,563	5,918,993
Cincinnati Financial Corp.	261,398	13,689,413
CNA Financial Corp.	42,484	1,822,139
Endurance Specialty Holdings Ltd.[b]	69,088	4,053,393
Erie Indemnity Co. Class A	39,805	2,910,542
Everest Re Group Ltd.	79,929	12,458,533
Fidelity National Financial Inc. Class A	399,401	12,960,562
Genworth Financial Inc. Class Aa	788,648	12,247,703
Hanover Insurance Group Inc. (The)	70,563	4,213,317
Hartford Financial Services Group Inc. (The)	729,121	26,416,054
HCC Insurance Holdings Inc.	160,587	7,409,484
Kemper Corp.	76,277	3,118,204
Lincoln National Corp.	429,363	22,163,718
Markel Corp.[a]	22,049	12,796,137
MBIA Inc.[a,b]	227,156	2,712,243
Mercury General Corp.	40,833	2,029,808
Old Republic International Corp.	415,183	7,170,210
PartnerRe Ltd.	86,521	9,121,909
Principal Financial Group Inc.	469,279	23,140,148
ProAssurance Corp.	99,034	4,801,168
Progressive Corp. (The)	964,674	26,306,660
Protective Life Corp.	125,246	6,344,962
Reinsurance Group of America Inc.	115,958	8,976,309
RenaissanceRe Holdings Ltd.	71,194	6,930,024
StanCorp Financial Group Inc.	70,953	4,700,636
Torchmark Corp.	147,924	11,560,261
Unum Group	426,918	14,976,283
Validus Holdings Ltd.	167,220	6,737,294

Security	Shares	Value

W.R. Berkley Corp.	173,432	$7,525,214
White Mountains Insurance Group Ltd.	9,899	5,969,889
XL Group PLC	466,831	14,863,899

		422,796,701
INTERNET & CATALOG RETAIL — 1.09%
Expedia Inc.	170,463	11,874,453
Groupon Inc.[a,b]	671,114	7,899,012
HomeAway Inc.[a]	97,404	3,981,875
Liberty Interactive Corp. Series Aa	847,167	24,864,351
Liberty Ventures Series Aa	58,837	7,212,828
Netflix Inc.[a]	80,342	29,579,514
TripAdvisor Inc.[a,b]	179,239	14,846,366
zulily Inc.[a]	21,218	879,062

		101,137,461
INTERNET SOFTWARE & SERVICES — 1.08%
Akamai Technologies Inc.[a]	284,210	13,409,028
AOL Inc.[a]	124,148	5,787,780
Equinix Inc.[a]	78,936	14,007,193
IAC/InterActiveCorp	119,437	8,204,127
LinkedIn Corp. Class Aa	154,818	33,569,187
Pandora Media Inc.[a]	226,665	6,029,289
Rackspace Hosting Inc.[a,b]	180,597	7,066,761
VeriSign Inc.[a,b]	207,347	12,395,204

		100,468,569
IT SERVICES — 2.63%
Alliance Data Systems Corp.[a,b]	78,667	20,683,914
Amdocs Ltd.	257,461	10,617,692
Booz Allen Hamilton Holding Corp.	49,353	945,110
Broadridge Financial Solutions Inc.	193,894	7,662,691
Computer Sciences Corp.	240,275	13,426,567
CoreLogic Inc.[a]	153,032	5,437,227
DST Systems Inc.	54,291	4,926,365
Fidelity National Information Services Inc.	468,787	25,164,486
Fiserv Inc.[a]	425,932	25,151,285
FleetCor Technologies Inc.[a]	108,596	12,724,193
Gartner Inc.[a]	149,946	10,653,663
Genpact Ltd.[a]	269,202	4,945,241
Global Payments Inc.	121,928	7,924,101
Jack Henry & Associates Inc.	137,731	8,155,052
Leidos Holdings Inc.	116,668	5,423,895
Lender Processing Services Inc.	139,155	5,201,614
NeuStar Inc. Class Aa,b	98,606	4,916,495
Paychex Inc.	520,295	23,689,031
Science Applications International Corp.	66,838	2,210,333
Teradata Corp.[a]	261,342	11,888,448
Total System Services Inc.	261,299	8,696,031
Vantiv Inc. Class Aa,b	140,187	4,571,498
VeriFone Systems Inc.[a]	174,152	4,670,757
Western Union Co.	891,029	15,370,250

		245,055,939
LEISURE EQUIPMENT & PRODUCTS — 0.55%
Hasbro Inc.	183,552	10,097,195
Mattel Inc.	552,408	26,283,573
Polaris Industries Inc.	103,583	15,085,828

		51,466,596

292

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2013

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 1.54%
Agilent Technologies Inc.	555,222	$31,753,146
Bio-Rad Laboratories Inc. Class Aa	32,759	4,049,340
Bruker Corp.[a]	175,406	3,467,777
Charles River Laboratories International Inc.[a]	78,547	4,166,133
Covance Inc.[a,b]	89,377	7,870,539
Illumina Inc.[a,b]	198,926	22,005,194
Life Technologies Corp.[a]	275,211	20,860,994
Mettler-Toledo International Inc.[a]	48,280	11,712,245
PerkinElmer Inc.	179,041	7,381,860
QIAGEN NVa	374,315	8,912,440
Quintiles Transnational Holdings Inc.[a]	43,661	2,023,251
TECHNE Corp.	58,803	5,566,880
Waters Corp.[a]	137,049	13,704,900

		143,474,699
MACHINERY — 4.20%
AGCO Corp.	155,648	9,212,805
Colfax Corp.[a]	136,937	8,721,517
Crane Co.	77,391	5,204,545
Donaldson Co. Inc.	234,751	10,202,278
Dover Corp.	273,652	26,418,364
Flowserve Corp.	228,682	18,027,002
Graco Inc.	97,984	7,654,510
Harsco Corp.	129,300	3,624,279
IDEX Corp.	131,523	9,712,974
Ingersoll-Rand PLC	478,028	29,446,525
ITT Corp.	143,548	6,232,854
Joy Global Inc.	169,960	9,940,960
Kennametal Inc.	125,743	6,547,438
Lincoln Electric Holdings Inc.	132,867	9,478,732
Manitowoc Co. Inc. (The)	213,968	4,989,734
Navistar International Corp.[a,b]	89,523	3,418,883
Nordson Corp.	102,679	7,629,050
Oshkosh Corp.	140,735	7,090,229
PACCAR Inc.	565,715	33,473,356
Pall Corp.	177,998	15,192,129
Parker Hannifin Corp.	238,702	30,706,625
Pentair Ltd. Registered	326,752	25,378,828
Snap-on Inc.	93,203	10,207,593
SPX Corp.	74,844	7,455,211
Stanley Black & Decker Inc.	258,959	20,895,402
Terex Corp.	177,675	7,460,573
Timken Co. (The)	138,095	7,604,892
Toro Co. (The)	92,362	5,874,223
Trinity Industries Inc.	126,525	6,898,143
Valmont Industries Inc.	42,716	6,369,810
WABCO Holdings Inc.[a]	93,377	8,722,346
Wabtec Corp.	153,859	11,427,108
Xylem Inc.	296,356	10,253,918

		391,472,836
MARINE — 0.10%
Kirby Corp.[a]	90,774	9,009,320

		9,009,320
MEDIA — 2.30%
AMC Networks Inc. Class Aa	96,086	6,544,417
Cablevision NY Group Class Ab	312,148	5,596,814

Security	Shares	Value

Charter Communications Inc. Class Aa	105,868	$14,478,508
Cinemark Holdings Inc.	184,444	6,147,519
Clear Channel Outdoor Holdings Inc. Class A	68,551	695,107
Discovery Communications Inc. Series Aa	391,379	35,388,489
DISH Network Corp. Class Aa	333,473	19,314,756
DreamWorks Animation SKG Inc. Class Aa	118,271	4,198,621
Gannett Co. Inc.	366,083	10,828,735
Interpublic Group of Companies Inc. (The)	685,179	12,127,668
John Wiley & Sons Inc. Class A	72,938	4,026,178
Lamar Advertising Co. Class Aa	125,785	6,572,266
Liberty Media Corp.[a]	153,069	22,416,955
Lions Gate Entertainment Corp.[b]	129,449	4,098,355
Madison Square Garden Inc. Class Aa	97,993	5,642,437
Morningstar Inc.	33,172	2,590,401
Omnicom Group Inc.	413,562	30,756,606
Regal Entertainment Group Class A	131,678	2,561,137
Scripps Networks Interactive Inc. Class A	175,385	15,155,018
Starz Series Aa	172,363	5,039,894

		214,179,881
METALS & MINING — 1.23%
Alcoa Inc.	1,710,355	18,181,074
Allegheny Technologies Inc.	173,017	6,164,596
Carpenter Technology Corp.	73,819	4,591,542
Cliffs Natural Resources Inc.[b]	245,387	6,431,593
Compass Minerals International Inc.	53,385	4,273,469
Newmont Mining Corp.	787,387	18,133,523
Nucor Corp.	508,243	27,130,011
Reliance Steel & Aluminum Co.	122,661	9,302,610
Royal Gold Inc.	102,927	4,741,847
Steel Dynamics Inc.	352,526	6,888,358
Tahoe Resources Inc.[a]	136,723	2,275,071
United States Steel Corp.[b]	230,388	6,796,446

		114,910,140
MULTI-UTILITIES — 2.41%
Alliant Energy Corp.	177,411	9,154,408
Ameren Corp.	388,066	14,032,466
CenterPoint Energy Inc.	685,377	15,887,039
CMS Energy Corp.	426,761	11,424,392
Consolidated Edison Inc.	468,437	25,895,197
DTE Energy Co.	278,210	18,470,362
Integrys Energy Group Inc.	126,563	6,886,293
MDU Resources Group Inc.	302,022	9,226,772
NiSource Inc.	499,061	16,409,126
Public Service Enterprise Group Inc.	809,215	25,927,249
SCANA Corp.	223,114	10,470,740
Sempra Energy	389,558	34,966,726
TECO Energy Inc.	348,655	6,010,812
Vectren Corp.	131,859	4,680,994
Wisconsin Energy Corp.	365,812	15,122,668

		224,565,244
MULTILINE RETAIL — 1.52%
Big Lots Inc.[a,b]	93,316	3,013,174
Dillard’s Inc. Class A	43,285	4,207,735
Dollar General Corp.[a]	523,321	31,566,723
Dollar Tree Inc.[a]	332,817	18,777,535
Family Dollar Stores Inc.	153,984	10,004,340
J.C. Penney Co. Inc.[a,b]	379,337	3,470,934

293

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2013

Security	Shares	Value

Kohl’s Corp.	355,074	$20,150,449
Macy’s Inc.	613,663	32,769,604
Nordstrom Inc.	231,953	14,334,695
Sears Holdings Corp.[a,b]	69,472	3,406,907

		141,702,096
OFFICE ELECTRONICS — 0.30%
Xerox Corp.	1,963,839	23,899,921
Zebra Technologies Corp. Class Aa	81,645	4,415,361

		28,315,282
OIL, GAS & CONSUMABLE FUELS — 4.69%
Antero Resources Corp.[a]	60,445	3,834,631
Cabot Oil & Gas Corp.	674,121	26,128,930
Cheniere Energy Inc.[a]	385,958	16,642,509
Chesapeake Energy Corp.	926,643	25,149,091
Cimarex Energy Co.	138,267	14,505,591
Cobalt International Energy Inc.[a]	439,686	7,232,835
Concho Resources Inc.[a]	167,504	18,090,432
CONSOL Energy Inc.	365,666	13,909,935
Continental Resources Inc.[a]	68,316	7,686,916
CVR Energy Inc.	25,060	1,088,356
Denbury Resources Inc.[a]	596,719	9,804,093
Energen Corp.	115,517	8,172,828
EQT Corp.	240,597	21,600,799
Golar LNG Ltd.[b]	69,885	2,536,127
Gulfport Energy Corp.[a]	136,046	8,591,305
HollyFrontier Corp.	324,841	16,141,349
Kosmos Energy Ltd.[a,b]	162,120	1,812,502
Laredo Petroleum Inc.[a,b]	68,541	1,897,900
Murphy Oil Corp.	305,435	19,816,623
Newfield Exploration Co.[a]	216,651	5,336,114
Noble Energy Inc.	573,563	39,065,376
Oasis Petroleum Inc.[a,b]	161,030	7,563,579
PBF Energy Inc.	38,003	1,195,574
Peabody Energy Corp.	431,259	8,422,488
Pioneer Natural Resources Co.	218,432	40,206,778
QEP Resources Inc.	286,706	8,787,539
Range Resources Corp.	260,811	21,988,975
SandRidge Energy Inc.[a,b]	792,341	4,809,510
SM Energy Co.	105,990	8,808,829
Southwestern Energy Co.[a,b]	562,205	22,111,523
Teekay Corp.	60,690	2,913,727
Tesoro Corp.	217,221	12,707,428
Ultra Petroleum Corp.[a,b]	245,043	5,305,181
Whiting Petroleum Corp.[a]	188,458	11,659,896
World Fuel Services Corp.	116,420	5,024,687
WPX Energy Inc.[a]	319,668	6,514,834

		437,064,790
PAPER & FOREST PRODUCTS — 0.43%
Domtar Corp.	52,676	4,969,454
International Paper Co.	711,457	34,882,737

		39,852,191
PERSONAL PRODUCTS — 0.40%
Avon Products Inc.	692,705	11,928,380
Coty Inc. Class A	90,813	1,384,898
Herbalife Ltd.[b]	136,346	10,730,430
Nu Skin Enterprises Inc. Class A	93,424	12,913,066

		36,956,774

Security	Shares	Value

PHARMACEUTICALS — 2.13%
Actavis PLC[a]	277,406	$46,604,208
Endo Health Solutions Inc.[a,b]	179,517	12,110,217
Forest Laboratories Inc.[a]	426,497	25,602,615
Hospira Inc.[a]	264,691	10,926,445
Jazz Pharmaceuticals PLC[a]	82,940	10,496,886
Mylan Inc.[a]	609,491	26,451,909
Perrigo Co. PLC	201,610	30,939,071
Salix Pharmaceuticals Ltd.[a,b]	98,053	8,818,887
Zoetis Inc.	799,600	26,138,924

		198,089,162
PROFESSIONAL SERVICES — 1.06%
Dun & Bradstreet Corp. (The)	63,893	7,842,866
Equifax Inc.	192,789	13,319,792
IHS Inc. Class Aa	105,132	12,584,300
Manpowergroup Inc.	123,365	10,592,119
Nielsen Holdings NV	349,340	16,031,212
Robert Half International Inc.	223,190	9,371,748
Towers Watson & Co. Class A	104,262	13,304,874
Verisk Analytics Inc. Class Aa	242,069	15,908,775

		98,955,686
REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.66%
Alexandria Real Estate Equities Inc.	114,196	7,265,150
American Campus Communities Inc.	167,338	5,389,957
American Capital Agency Corp.	634,079	12,231,384
American Homes 4 Rent	80,682	1,307,048
Annaly Capital Management Inc.[b]	1,515,196	15,106,504
Apartment Investment and Management Co. Class A	233,174	6,041,538
AvalonBay Communities Inc.	206,922	24,464,388
BioMed Realty Trust Inc.[b]	298,492	5,408,675
Boston Properties Inc.	242,689	24,358,695
Brandywine Realty Trust	250,954	3,535,942
BRE Properties Inc. Class A	123,271	6,744,156
Brixmor Property Group Inc.	76,126	1,547,642
Camden Property Trust	135,641	7,715,260
CBL & Associates Properties Inc.	261,230	4,691,691
Chimera Investment Corp.	1,647,002	5,105,706
CommonWealth REIT[b]	189,644	4,420,602
Corporate Office Properties Trust[b]	137,505	3,257,493
Corrections Corp. of America	184,263	5,909,314
DDR Corp.	474,087	7,286,717
Digital Realty Trust Inc.[b]	205,352	10,086,890
Douglas Emmett Inc.	228,048	5,311,238
Duke Realty Corp.	514,237	7,734,125
Equity Lifestyle Properties, Inc.	133,541	4,838,190
Essex Property Trust Inc.	60,765	8,720,385
Extra Space Storage Inc.	177,464	7,476,558
Federal Realty Investment Trust	104,352	10,582,336
Gaming and Leisure Properties Inc.[a]	122,961	6,247,648
General Growth Properties Inc.	896,110	17,984,928
Hatteras Financial Corp.	158,444	2,588,975
HCP Inc.	726,877	26,400,173
Health Care REIT Inc.	455,095	24,379,439
Healthcare Trust of America Inc. Class A	178,657	1,757,985
Home Properties Inc.[b]	90,924	4,875,345

294

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2013

Security	Shares	Value

Hospitality Properties Trust	239,103	$6,462,954
Host Hotels & Resorts Inc.	1,191,072	23,154,440
Kilroy Realty Corp.	130,117	6,529,271
Kimco Realty Corp.	653,756	12,911,681
Liberty Property Trust	207,108	7,014,748
Macerich Co. (The)	219,914	12,950,735
Mack-Cali Realty Corp.	140,905	3,026,639
MFA Financial Inc.[b]	579,036	4,087,994
Mid-America Apartment Communities Inc.[b]	119,328	7,247,983
National Retail Properties Inc.[b]	189,663	5,752,479
Omega Healthcare Investors Inc.[b]	195,375	5,822,175
Piedmont Office Realty Trust Inc. Class A	268,696	4,438,858
Plum Creek Timber Co. Inc.[b]	282,947	13,159,865
Post Properties Inc.	87,462	3,955,906
Prologis Inc.	796,825	29,442,684
Rayonier Inc.	201,437	8,480,498
Realty Income Corp.[b]	307,726	11,487,412
Regency Centers Corp.	146,520	6,783,876
Retail Properties of America Inc. Class A	214,693	2,730,895
Senior Housing Properties Trust	300,603	6,682,405
SL Green Realty Corp.[b]	143,640	13,269,463
Spirit Realty Capital Inc.	591,485	5,814,298
Starwood Property Trust Inc.	311,939	8,640,710
Tanger Factory Outlet Centers Inc.	151,337	4,845,811
Taubman Centers Inc.[b]	101,996	6,519,584
Two Harbors Investment Corp.	585,357	5,432,113
UDR Inc.	401,046	9,364,424
Ventas Inc.	468,870	26,856,874
Vornado Realty Trust	298,972	26,545,724
Weingarten Realty Investors	195,154	5,351,123
Weyerhaeuser Co.	931,249	29,399,531
WP Carey Inc.	92,003	5,644,384

		620,579,614
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.46%
CBRE Group Inc. Class Aa	446,279	11,737,138
Forest City Enterprises Inc. Class Aa	252,555	4,823,801
Howard Hughes Corp. (The)[a]	63,134	7,582,393
Jones Lang LaSalle Inc.	70,424	7,210,713
Realogy Holdings Corp.[a]	192,113	9,503,830
St. Joe Co. (The)[a,b]	96,738	1,856,402

		42,714,277
ROAD & RAIL — 0.92%
AMERCO[a]	11,699	2,782,490
Avis Budget Group Inc.[a]	172,046	6,954,099
Con-way Inc.	90,329	3,586,965
Genesee & Wyoming Inc. Class Aa,b	69,364	6,662,412
Hertz Global Holdings Inc.[a]	553,897	15,852,532
J.B. Hunt Transport Services Inc.	146,249	11,305,048
Kansas City Southern Industries Inc.	176,219	21,821,199
Landstar System Inc.	74,626	4,287,264
Old Dominion Freight Line Inc.[a,b]	113,324	6,008,438
Ryder System Inc.	83,049	6,127,355

		85,387,802
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.38%
Advanced Micro Devices Inc.[a,b]	971,254	3,758,753
Altera Corp.	512,022	16,656,076
Analog Devices Inc.	492,861	25,101,411

Security	Shares	Value

Applied Materials Inc.	1,921,754	$33,995,828
Atmel Corp.[a]	686,874	5,378,223
Avago Technologies Ltd.	393,584	20,816,658
Cree Inc.[a]	188,608	11,801,203
Fairchild Semiconductor International Inc.[a,b]	203,921	2,722,345
First Solar Inc.[a]	108,407	5,923,358
Freescale Semiconductor Ltd.[a,b]	89,970	1,444,019
KLA-Tencor Corp.	265,312	17,102,012
Lam Research Corp.[a]	260,245	14,170,340
Linear Technology Corp.	373,061	16,992,929
LSI Corp.	878,962	9,686,161
Marvell Technology Group Ltd.	631,067	9,074,743
Maxim Integrated Products Inc.	465,536	12,993,110
Microchip Technology Inc.[b]	315,303	14,109,809
Micron Technology Inc.[a]	1,647,473	35,849,012
NVIDIA Corp.	924,306	14,807,382
ON Semiconductor Corp.[a]	722,418	5,952,724
Silicon Laboratories Inc.[a,b]	68,060	2,947,679
Skyworks Solutions Inc.[a]	305,802	8,733,705
Teradyne Inc.[a,b]	304,937	5,372,990
Xilinx Inc.	422,012	19,378,791

		314,769,261
SOFTWARE — 3.03%
Activision Blizzard Inc.	425,682	7,589,910
ANSYS Inc.[a]	149,074	12,999,253
Autodesk Inc.[a]	358,897	18,063,286
CA Inc.	524,464	17,648,214
Cadence Design Systems Inc.[a,b]	452,650	6,346,153
Citrix Systems Inc.[a]	299,278	18,929,333
Compuware Corp.	342,080	3,834,717
Concur Technologies Inc.[a,b]	74,634	7,700,736
Electronic Arts Inc.[a,b]	484,032	11,103,694
FactSet Research Systems Inc.[b]	70,332	7,636,649
FireEye Inc.[a]	27,996	1,220,906
Fortinet Inc.[a]	216,863	4,148,589
Informatica Corp.[a,b]	172,868	7,174,022
Intuit Inc.	474,880	36,242,842
MICROS Systems Inc.[a,b]	125,813	7,217,892
NetSuite Inc.[a,b]	56,123	5,781,791
Nuance Communications Inc.[a,b]	417,869	6,351,609
Red Hat Inc.[a]	303,238	16,993,458
Rovi Corp.[a]	165,752	3,263,657
ServiceNow Inc.[a,b]	126,278	7,072,831
SolarWinds Inc.[a]	104,768	3,963,373
Solera Holdings Inc.	110,192	7,797,186
Splunk Inc.[a]	164,132	11,270,944
Symantec Corp.	1,114,156	26,271,798
Synopsys Inc.[a]	245,933	9,977,502
Tableau Software Inc. Class Aa,b	15,119	1,042,153
TIBCO Software Inc.[a]	262,469	5,900,303
Workday Inc. Class Aa,b	59,377	4,937,791
Zynga Inc. Class Aa	935,064	3,553,243

		282,033,835
SPECIALTY RETAIL — 4.10%
Aaron’s Inc.	121,524	3,572,806
Abercrombie & Fitch Co. Class Ab	125,393	4,126,684
Advance Auto Parts Inc.	116,690	12,915,249
American Eagle Outfitters Inc.	308,625	4,444,200
Ascena Retail Group Inc.[a]	204,129	4,319,370

295

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2013

Security	Shares	Value

AutoNation Inc.[a]	81,483	$4,048,890
AutoZone Inc.[a]	56,730	27,113,536
Bed Bath & Beyond Inc.[a]	349,593	28,072,318
Best Buy Co. Inc.	436,758	17,417,909
Cabela’s Inc.[a,b]	76,157	5,076,626
CarMax Inc.[a]	359,155	16,887,468
Chico’s FAS Inc.	260,005	4,898,494
CST Brands Inc.	96,700	3,550,824
Dick’s Sporting Goods Inc.	158,024	9,181,194
DSW Inc. Class A	114,134	4,876,946
Foot Locker Inc.	240,120	9,950,573
GameStop Corp. Class A	190,101	9,364,375
Gap Inc. (The)	446,520	17,450,002
GNC Holdings Inc. Class A	157,254	9,191,496
Guess? Inc.	95,163	2,956,714
L Brands Inc.	383,878	23,742,854
Murphy USA Inc.[a,b]	76,370	3,173,937
O’Reilly Automotive Inc.[a]	176,680	22,740,483
PetSmart Inc.	165,243	12,021,428
Ross Stores Inc.	351,544	26,341,192
Sally Beauty Holdings Inc.[a]	271,528	8,208,291
Signet Jewelers Ltd.	129,358	10,180,475
Staples Inc.	1,061,842	16,872,669
Tiffany & Co.	178,667	16,576,724
Tractor Supply Co.	223,232	17,318,339
Ulta Salon, Cosmetics & Fragrance Inc.[a]	101,835	9,829,114
Urban Outfitters Inc.[a]	172,165	6,387,322
Williams-Sonoma Inc.	156,257	9,106,658

		381,915,160
TEXTILES, APPAREL & LUXURY GOODS — 1.76%
Carter’s Inc.	87,201	6,260,160
Coach Inc.	449,401	25,224,878
Deckers Outdoor Corp.[a,b]	55,192	4,661,516
Fossil Group Inc.[a]	77,397	9,282,996
Hanesbrands Inc.	157,612	11,075,395
Michael Kors Holdings Ltd.[a]	322,269	26,165,020
PVH Corp.	129,621	17,631,049
Ralph Lauren Corp.	95,950	16,941,892
Under Armour Inc. Class Aa,b	133,924	11,691,565
VF Corp.	561,880	35,027,599

		163,962,070
THRIFTS & MORTGAGE FINANCE — 0.46%
Hudson City Bancorp Inc.	844,977	7,968,133
Nationstar Mortgage Holdings Inc.[a,b]	34,368	1,270,241
New York Community Bancorp Inc.	705,107	11,881,053
Ocwen Financial Corp.[a]	165,750	9,190,838
People’s United Financial Inc.	495,178	7,487,091
TFS Financial Corp.[a]	125,908	1,525,376
Washington Federal Inc.	166,986	3,889,104

		43,211,836
TOBACCO — 0.33%
Lorillard Inc.	604,155	30,618,575

		30,618,575
TRADING COMPANIES & DISTRIBUTORS — 0.91%
Air Lease Corp.	112,127	3,484,907

Security	Shares	Value

Fastenal Co.	474,467	$22,541,927
GATX Corp.	74,989	3,912,176
HD Supply Holdings Inc.[a]	98,135	2,356,221
MRC Global Inc.[a]	133,065	4,292,677
MSC Industrial Direct Co. Inc. Class A	75,579	6,112,074
United Rentals Inc.[a,b]	150,720	11,748,624
W.W. Grainger Inc.	94,315	24,089,937
WESCO International Inc.[a,b]	70,422	6,413,332

		84,951,875
WATER UTILITIES — 0.20%
American Water Works Co. Inc.	284,214	12,010,883
Aqua America Inc.	281,391	6,638,014

		18,648,897
WIRELESS TELECOMMUNICATION SERVICES — 0.78%
Crown Castle International Corp.[a]	534,289	39,232,841
SBA Communications Corp. Class Aa	204,074	18,334,008
T-Mobile US Inc.	304,403	10,240,117
Telephone & Data Systems Inc.	151,080	3,894,843
United States Cellular Corp.	20,573	860,363

		72,562,172

TOTAL COMMON STOCKS (Cost: $6,722,615,487)		9,295,658,071

SHORT-TERM INVESTMENTS — 6.14%

MONEY MARKET FUNDS — 6.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	530,975,941	530,975,941
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	31,100,925	31,100,925
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	9,840,700	9,840,700

		571,917,566

TOTAL SHORT-TERM INVESTMENTS (Cost: $571,917,566)		571,917,566

TOTAL INVESTMENTS IN SECURITIES — 105.92% (Cost: $7,294,533,053)		9,867,575,637
Other Assets, Less Liabilities — (5.92)%		(551,419,487)

NET ASSETS — 100.00%		$9,316,156,150

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

296

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 1.15%
B/E Aerospace Inc.[a]	142,203	$12,375,927
Hexcel Corp.[a]	154,112	6,887,265
Huntington Ingalls Industries Inc.	77,045	6,934,821
Rockwell Collins Inc.	186,008	13,749,711
Spirit AeroSystems Holdings Inc. Class Aa	23,943	815,977
TransDigm Group Inc.	80,628	12,982,721
Triumph Group Inc.	16,129	1,226,933

		54,973,355
AIR FREIGHT & LOGISTICS — 0.58%
C.H. Robinson Worldwide Inc.[b]	233,326	13,612,239
Expeditors International of Washington Inc.	317,917	14,067,827

		27,680,066
AIRLINES — 1.25%
Alaska Air Group Inc.	99,805	7,322,693
American Airlines Group Inc.[a,b]	175,736	4,437,334
Copa Holdings SA Class A	51,148	8,189,306
Delta Air Lines Inc.	603,344	16,573,860
Southwest Airlines Co.	122,713	2,311,913
United Continental Holdings Inc.[a]	547,620	20,716,464

		59,551,570
AUTO COMPONENTS — 1.46%
Allison Transmission Holdings Inc.	7,244	200,007
BorgWarner Inc.	355,582	19,880,590
Delphi Automotive PLC	481,049	28,925,476
Gentex Corp.	126,713	4,180,262
Goodyear Tire & Rubber Co. (The)	377,554	9,004,663
Lear Corp.	14,014	1,134,713
Visteon Corp.[a]	76,445	6,260,081

		69,585,792
AUTOMOBILES — 0.99%
Harley-Davidson Inc.	344,872	23,878,938
Tesla Motors Inc.[a,b]	128,658	19,347,590
Thor Industries Inc.	68,040	3,757,849

		46,984,377
BEVERAGES — 1.68%
Brown-Forman Corp. Class B NVS	232,687	17,584,157
Coca-Cola Enterprises Inc.	399,512	17,630,464
Constellation Brands Inc. Class Aa	222,560	15,663,773
Dr Pepper Snapple Group Inc.	313,803	15,288,482
Monster Beverage Corp.[a]	206,490	13,993,827

		80,160,703
BIOTECHNOLOGY — 3.03%
Alexion Pharmaceuticals Inc.[a]	300,256	39,952,063
Alkermes PLC[a]	194,431	7,905,565

Security	Shares	Value

ARIAD Pharmaceuticals Inc.[a,b]	280,040	$1,909,873
BioMarin Pharmaceutical Inc.[a]	213,753	15,020,423
Cubist Pharmaceuticals Inc.[a,b]	100,168	6,898,570
Incyte Corp.[a]	158,576	8,028,703
Medivation Inc.[a]	115,253	7,355,447
Myriad Genetics Inc.[a,b]	115,303	2,419,057
Pharmacyclics Inc.[a]	89,872	9,506,660
Seattle Genetics Inc.[a,b]	154,782	6,174,254
Theravance Inc.[a]	121,216	4,321,350
United Therapeutics Corp.[a]	71,638	8,100,825
Vertex Pharmaceuticals Inc.[a]	358,215	26,615,375

		144,208,165
BUILDING PRODUCTS — 0.82%
A.O. Smith Corp.	50,964	2,748,998
Allegion PLC[a]	109,038	4,818,389
Armstrong World Industries Inc.[a]	38,777	2,233,943
Fortune Brands Home & Security Inc.	223,025	10,192,243
Lennox International Inc.	77,611	6,601,592
Masco Corp.	549,134	12,503,781

		39,098,946
CAPITAL MARKETS — 2.14%
Affiliated Managers Group Inc.[a]	81,129	17,595,258
Ameriprise Financial Inc.	98,925	11,381,321
Artisan Partners Asset Management Inc.	8,171	532,668
Eaton Vance Corp. NVS	184,925	7,912,941
Federated Investors Inc. Class B	105,514	3,038,803
Lazard Ltd. Class A	197,131	8,933,977
LPL Financial Holdings Inc.	68,665	3,229,315
SEI Investments Co.	209,676	7,282,047
T. Rowe Price Group Inc.	399,025	33,426,324
Waddell & Reed Financial Inc. Class A	132,277	8,613,878

		101,946,532
CHEMICALS — 3.38%
Airgas Inc.	100,772	11,271,348
Albemarle Corp.	47,623	3,018,822
Celanese Corp. Series A	245,661	13,587,510
Eastman Chemical Co.	238,233	19,225,403
FMC Corp.	209,348	15,797,400
International Flavors & Fragrances Inc.	125,354	10,777,937
NewMarket Corp.	14,561	4,865,558
Rockwood Holdings Inc.	81,594	5,868,240
RPM International Inc.	190,756	7,918,282
Scotts Miracle-Gro Co. (The) Class A	66,069	4,110,813
Sherwin-Williams Co. (The)	136,282	25,007,747
Sigma-Aldrich Corp.	174,715	16,424,957
Valspar Corp. (The)	137,026	9,768,584
W.R. Grace & Co.[a]	101,685	10,053,596
Westlake Chemical Corp.	27,040	3,300,773

		160,996,970
COMMERCIAL BANKS — 0.02%
Signature Bank[a]	7,045	756,774

		756,774

297

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2013

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 1.16%
Cintas Corp.	44,750	$2,666,653
Clean Harbors Inc.[a,b]	93,139	5,584,614
Copart Inc.[a]	171,776	6,295,590
Iron Mountain Inc.	235,764	7,155,437
KAR Auction Services Inc.	43,676	1,290,626
Pitney Bowes Inc.	134,930	3,143,869
R.R. Donnelley & Sons Co.	151,513	3,072,684
Rollins Inc.	98,285	2,977,053
Stericycle Inc.[a]	132,686	15,414,133
Waste Connections Inc.	179,134	7,815,616

		55,416,275
COMMUNICATIONS EQUIPMENT — 1.08%
CommScope Holding Co. Inc.[a]	36,460	689,823
F5 Networks Inc.[a]	121,214	11,013,504
Harris Corp.	29,429	2,054,438
JDS Uniphase Corp.[a]	274,680	3,565,346
Juniper Networks Inc.[a]	144,365	3,258,318
Motorola Solutions Inc.	352,411	23,787,743
Palo Alto Networks Inc.[a,b]	51,299	2,948,154
Riverbed Technology Inc.[a]	236,989	4,284,761

		51,602,087
COMPUTERS & PERIPHERALS — 1.25%
3D Systems Corp.[a,b]	154,649	14,371,532
NCR Corp.[a]	253,325	8,628,249
NetApp Inc.	523,291	21,528,192
SanDisk Corp.	157,958	11,142,357
Stratasys Ltd.[a,b]	29,993	4,040,057

		59,710,387
CONSTRUCTION & ENGINEERING — 0.58%
AECOM Technology Corp.[a]	15,116	444,864
Chicago Bridge & Iron Co. NV	154,768	12,867,411
Fluor Corp.	150,124	12,053,456
Quanta Services Inc.[a]	67,609	2,133,740

		27,499,471
CONSTRUCTION MATERIALS — 0.27%
Eagle Materials Inc.	76,061	5,889,403
Martin Marietta Materials Inc.	70,813	7,077,051

		12,966,454
CONTAINERS & PACKAGING — 1.42%
AptarGroup Inc.	72,116	4,890,186
Avery Dennison Corp.	48,618	2,440,137
Ball Corp.	228,913	11,825,646
Bemis Co. Inc.	69,656	2,853,110
Crown Holdings Inc.[a]	188,663	8,408,710
Greif Inc. Class A	9,616	503,878
Owens-Illinois Inc.[a]	148,578	5,316,121
Packaging Corp. of America	150,759	9,540,030
Rock-Tenn Co. Class A	79,646	8,363,626
Sealed Air Corp.	301,359	10,261,274
Silgan Holdings Inc.	67,999	3,265,312

		67,668,030

Security	Shares	Value

DISTRIBUTORS — 0.71%
Genuine Parts Co.	225,325	$18,744,787
LKQ Corp.[a]	459,202	15,107,746

		33,852,533
DIVERSIFIED CONSUMER SERVICES — 0.37%
H&R Block Inc.	419,034	12,168,747
Service Corp. International	254,988	4,622,933
Weight Watchers International Inc.[b]	22,671	746,556

		17,538,236
DIVERSIFIED FINANCIAL SERVICES — 1.60%
CBOE Holdings Inc.	134,466	6,986,853
IntercontinentalExchange Group Inc.	111,885	25,165,174
Leucadia National Corp.	61,708	1,748,805
McGraw Hill Financial Inc.	198,951	15,557,968
Moody’s Corp.	299,212	23,479,166
MSCI Inc. Class Aa	78,074	3,413,395

		76,351,361
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.35%
Intelsat SAa,b	2,518	56,756
Level 3 Communications Inc.[a]	83,897	2,782,864
tw telecom inc.[a]	231,100	7,041,617
Windstream Holdings Inc.[b]	861,432	6,874,227

		16,755,464
ELECTRIC UTILITIES — 0.16%
ITC Holdings Corp.	80,627	7,725,679

		7,725,679
ELECTRICAL EQUIPMENT — 1.67%
AMETEK Inc.	374,721	19,736,555
Babcock & Wilcox Co. (The)	118,811	4,062,148
Hubbell Inc. Class B	66,293	7,219,308
Rockwell Automation Inc.	214,886	25,390,930
Roper Industries Inc.	152,357	21,128,869
Solarcity Corp.[a]	36,164	2,054,838

		79,592,648
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.05%
Amphenol Corp. Class A	245,913	21,930,521
CDW Corp	15,033	351,171
Dolby Laboratories Inc. Class Aa	27,820	1,072,739
FLIR Systems Inc.	151,796	4,569,060
IPG Photonics Corp.[a,b]	50,002	3,880,655
National Instruments Corp.	147,869	4,734,766
Trimble Navigation Ltd.[a]	393,606	13,658,128

		50,197,040
ENERGY EQUIPMENT & SERVICES — 1.80%
Atwood Oceanics Inc.[a]	16,507	881,309

298

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2013

Security	Shares	Value

Cameron International Corp.[a]	240,658	$14,326,371
Dresser-Rand Group Inc.[a]	117,300	6,994,599
Dril-Quip Inc.[a]	62,372	6,856,554
FMC Technologies Inc.[a]	364,958	19,054,457
Frank’s International NV	24,002	648,054
Oceaneering International Inc.	166,487	13,132,494
RPC Inc.	78,094	1,393,978
Seadrill Ltd.[b]	543,770	22,338,072

		85,625,888
FOOD & STAPLES RETAILING — 1.45%
Fresh Market Inc. (The)[a,b]	63,297	2,563,528
Kroger Co. (The)	800,181	31,631,155
Safeway Inc.	29,060	946,484
Sprouts Farmers Market Inc.[a,b]	22,320	857,758
Whole Foods Market Inc.	570,665	33,001,557

		69,000,482
FOOD PRODUCTS — 2.89%
Campbell Soup Co.	178,102	7,708,255
ConAgra Foods Inc.	593,230	19,991,851
Flowers Foods Inc.	262,755	5,641,350
Green Mountain Coffee Roasters Inc.[a,b]	229,529	17,347,802
Hershey Co. (The)	230,785	22,439,225
Hillshire Brands Co.	189,107	6,323,738
Hormel Foods Corp.	206,311	9,319,068
Ingredion Inc.	14,601	999,584
J.M. Smucker Co. (The)	21,624	2,240,679
McCormick & Co. Inc. NVS	202,966	13,988,417
Mead Johnson Nutrition Co. Class A	311,538	26,094,423
Pinnacle Foods Inc.	29,526	810,784
WhiteWave Foods Co. Class Aa	213,634	4,900,764

		137,805,940
GAS UTILITIES — 0.41%
ONEOK Inc.	298,078	18,534,490
Questar Corp.	34,879	801,868

		19,336,358
HEALTH CARE EQUIPMENT & SUPPLIES — 2.04%
C.R. Bard Inc.	123,797	16,581,370
Cooper Companies Inc. (The)	55,045	6,816,773
DENTSPLY International Inc.	61,760	2,994,125
Edwards Lifesciences Corp.[a,b]	173,819	11,430,337
Hologic Inc.[a]	121,613	2,718,051
IDEXX Laboratories Inc.[a,b]	83,151	8,844,772
ResMed Inc.[b]	219,104	10,315,416
Sirona Dental Systems Inc.[a]	84,394	5,924,459
St. Jude Medical Inc.	277,235	17,174,708
Varian Medical Systems Inc.[a,b]	166,843	12,962,033
Zimmer Holdings Inc.	14,570	1,357,778

		97,119,822
HEALTH CARE PROVIDERS & SERVICES — 2.67%
AmerisourceBergen Corp.	355,284	24,980,018
Brookdale Senior Living Inc.[a]	153,303	4,166,776
Catamaran Corp.[a]	316,634	15,033,782
Cigna Corp.	25,536	2,233,889

Security	Shares	Value

Community Health Systems Inc.[a]	11,255	$441,984
DaVita HealthCare Partners Inc.[a]	283,401	17,959,121
Envision Healthcare Holdings Inc.[a]	47,705	1,694,482
HCA Holdings Inc.[a]	30,195	1,440,603
Health Management Associates Inc. Class Aa	400,034	5,240,445
Henry Schein Inc.[a]	133,996	15,310,383
Laboratory Corp. of America Holdings[a,b]	134,488	12,288,169
MEDNAX Inc.[a,b]	100,129	5,344,886
Patterson Companies Inc.	120,190	4,951,828
Premier Inc.[a]	31,927	1,173,636
Quest Diagnostics Inc.	14,801	792,446
Tenet Healthcare Corp.[a]	159,085	6,700,660
Universal Health Services Inc. Class B	93,903	7,630,558

		127,383,666
HEALTH CARE TECHNOLOGY — 0.54%
Cerner Corp.[a]	456,289	25,433,549
Veeva Systems Inc.[a,b]	14,795	474,919

		25,908,468
HOTELS, RESTAURANTS & LEISURE — 3.06%
Bally Technologies Inc.[a,b]	59,329	4,654,360
Brinker International Inc.	102,060	4,729,460
Burger King Worldwide Inc.	154,710	3,536,671
Chipotle Mexican Grill Inc.[a]	47,561	25,339,550
Choice Hotels International Inc.	2,185	107,305
Darden Restaurants Inc.	130,563	7,098,710
Domino’s Pizza Inc.	86,419	6,019,083
Dunkin’ Brands Group Inc.	164,235	7,916,127
International Game Technology	400,372	7,270,756
Marriott International Inc. Class A	316,217	15,608,471
Norwegian Cruise Line Holdings Ltd.[a]	38,920	1,380,492
Panera Bread Co. Class Aa,b	43,210	7,634,775
SeaWorld Entertainment Inc.	46,962	1,351,097
Six Flags Entertainment Corp.	101,822	3,749,086
Starwood Hotels & Resorts Worldwide Inc.	127,166	10,103,339
Wyndham Worldwide Corp.	208,954	15,397,820
Wynn Resorts Ltd.	124,050	24,091,751

		145,988,853
HOUSEHOLD DURABLES — 1.13%
Jarden Corp.[a]	195,617	12,001,103
Newell Rubbermaid Inc.	257,017	8,329,921
NVR Inc.[a,b]	6,044	6,201,204
PulteGroup Inc.	596,219	12,144,981
Taylor Morrison Home Corp. Class Aa	42,937	963,936
Tempur Sealy International Inc.[a,b]	93,110	5,024,216
Tupperware Brands Corp.	81,480	7,702,304
Whirlpool Corp.	8,570	1,344,290

		53,711,955
HOUSEHOLD PRODUCTS — 0.62%
Church & Dwight Co. Inc.	212,446	14,080,921
Clorox Co. (The)	169,287	15,703,062

		29,783,983

299

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2013

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.03%
Calpine Corp.[a]	69,860	$1,362,969

		1,362,969
INDUSTRIAL CONGLOMERATES — 0.01%
Carlisle Companies Inc.	4,954	393,348

		393,348
INSURANCE — 1.57%
Allied World Assurance Co. Holdings Ltd.	17,713	1,998,203
American Financial Group Inc.	16,214	935,872
Aon PLC	366,713	30,763,554
Arch Capital Group Ltd.[a]	12,886	769,165
Arthur J. Gallagher & Co.	194,823	9,143,043
Axis Capital Holdings Ltd.	46,772	2,224,944
Brown & Brown Inc.	83,248	2,613,155
Endurance Specialty Holdings Ltd.	22,587	1,325,179
Erie Indemnity Co. Class A	38,347	2,803,933
Hanover Insurance Group Inc. (The)	19,408	1,158,852
Progressive Corp. (The)	746,179	20,348,301
Validus Holdings Ltd.	13,823	556,929

		74,641,130
INTERNET & CATALOG RETAIL — 1.57%
Expedia Inc.	163,983	11,423,056
Groupon Inc.[a,b]	646,720	7,611,895
HomeAway Inc.[a]	93,524	3,823,261
Liberty Interactive Corp. Series Aa	66,284	1,945,435
Liberty Ventures Series Aa	56,509	6,927,438
Netflix Inc.[a,b]	77,293	28,456,964
TripAdvisor Inc.[a,b]	172,590	14,295,630
zulily Inc.[a]	11,912	493,514

		74,977,193
INTERNET SOFTWARE & SERVICES — 1.91%
Akamai Technologies Inc.[a]	273,435	12,900,663
Equinix Inc.[a]	75,943	13,476,085
IAC/InterActiveCorp	114,813	7,886,505
LinkedIn Corp. Class Aa	148,943	32,295,311
Pandora Media Inc.[a]	218,001	5,798,827
Rackspace Hosting Inc.[a,b]	173,958	6,806,976
VeriSign Inc.[a,b]	199,488	11,925,393

		91,089,760
IT SERVICES — 3.52%
Alliance Data Systems Corp.[a,b]	75,682	19,899,068
Booz Allen Hamilton Holding Corp.	44,449	851,198
Broadridge Financial Solutions Inc.	186,759	7,380,716
DST Systems Inc.	42,757	3,879,770
Fidelity National Information Services Inc.	44,742	2,401,751
Fiserv Inc.[a]	409,754	24,195,974
FleetCor Technologies Inc.[a]	104,478	12,241,687
Gartner Inc.[a]	144,169	10,243,208
Genpact Ltd.[a]	259,171	4,760,971
Global Payments Inc.	117,276	7,621,767
Jack Henry & Associates Inc.	132,673	7,855,568
Lender Processing Services Inc.	113,195	4,231,229

Security	Shares	Value

NeuStar Inc. Class Aa,b	90,524	$4,513,527
Paychex Inc.	450,504	20,511,447
Teradata Corp.[a]	251,371	11,434,867
Total System Services Inc.	194,930	6,487,270
Vantiv Inc. Class Aa,b	134,798	4,395,763
Western Union Co.	856,571	14,775,850

		167,681,631
LEISURE EQUIPMENT & PRODUCTS — 1.01%
Hasbro Inc.	150,479	8,277,850
Mattel Inc.	531,446	25,286,201
Polaris Industries Inc.	99,735	14,525,405

		48,089,456
LIFE SCIENCES TOOLS & SERVICES — 1.64%
Agilent Technologies Inc.	62,643	3,582,553
Bruker Corp.[a]	167,952	3,320,411
Charles River Laboratories International Inc.[a]	34,111	1,809,248
Covance Inc.[a,b]	85,919	7,566,027
Illumina Inc.[a,b]	191,378	21,170,234
Life Technologies Corp.[a]	172,376	13,066,101
Mettler-Toledo International Inc.[a,b]	46,437	11,265,152
Quintiles Transnational Holdings Inc.[a,b]	18,814	871,841
TECHNE Corp.	26,391	2,498,436
Waters Corp.[a]	131,853	13,185,300

		78,335,303
MACHINERY — 3.69%
Colfax Corp.[a]	131,702	8,388,100
Crane Co.	69,016	4,641,326
Donaldson Co. Inc.	207,997	9,039,550
Dover Corp.	194,280	18,755,791
Flowserve Corp.	219,937	17,337,634
Graco Inc.	94,227	7,361,013
Harsco Corp.	8,495	238,115
IDEX Corp.	117,770	8,697,314
Ingersoll-Rand PLC	327,449	20,170,858
ITT Corp.	138,076	5,995,260
Lincoln Electric Holdings Inc.	127,699	9,110,047
Manitowoc Co. Inc. (The)	205,811	4,799,513
Navistar International Corp.[a,b]	11,235	429,065
Nordson Corp.	98,921	7,349,830
PACCAR Inc.	70,399	4,165,509
Pall Corp.	171,114	14,604,580
Snap-on Inc.	10,165	1,113,271
Stanley Black & Decker Inc.	21,868	1,764,529
Toro Co. (The)	88,913	5,654,867
Valmont Industries Inc.	41,192	6,142,551
WABCO Holdings Inc.[a]	89,969	8,404,004
Wabtec Corp.	148,000	10,991,960
Xylem Inc.	17,395	601,867

		175,756,554
MARINE — 0.11%
Kirby Corp.[a]	51,547	5,116,040

		5,116,040

300

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2013

Security	Shares	Value

MEDIA — 3.30%
AMC Networks Inc. Class Aa	92,327	$6,288,392
Cablevision NY Group Class A	300,507	5,388,091
Charter Communications Inc. Class Aa	101,854	13,929,553
Cinemark Holdings Inc.	177,505	5,916,242
Clear Channel Outdoor Holdings Inc. Class A	64,950	658,593
Discovery Communications Inc. Series Aa	376,524	34,045,300
DISH Network Corp. Class Aa	320,798	18,580,620
Interpublic Group of Companies Inc. (The)	300,567	5,320,036
Lamar Advertising Co. Class Aa	121,079	6,326,378
Lions Gate Entertainment Corp.[b]	124,449	3,940,055
Madison Square Garden Inc. Class Aa	94,304	5,430,024
Morningstar Inc.	31,892	2,490,446
Omnicom Group Inc.	397,866	29,589,294
Regal Entertainment Group Class A	27,934	543,316
Scripps Networks Interactive Inc. Class A	168,734	14,580,305
Starz Series Aa	147,407	4,310,181

		157,336,826
METALS & MINING — 0.12%
Compass Minerals International Inc.	51,158	4,095,198
Royal Gold Inc.	25,143	1,158,338
Tahoe Resources Inc.[a]	16,821	279,901

		5,533,437
MULTILINE RETAIL — 2.09%
Big Lots Inc.[a]	23,807	768,728
Dillard’s Inc. Class A	28,019	2,723,727
Dollar General Corp.[a]	503,459	30,368,647
Dollar Tree Inc.[a]	320,192	18,065,233
Family Dollar Stores Inc.	148,023	9,617,054
Macy’s Inc.	457,546	24,432,956
Nordstrom Inc.	223,157	13,791,103

		99,767,448
OFFICE ELECTRONICS — 0.01%
Zebra Technologies Corp. Class Aa	6,974	377,154

		377,154
OIL, GAS & CONSUMABLE FUELS — 4.16%
Antero Resources Corp.[a]	26,167	1,660,034
Cabot Oil & Gas Corp.	648,540	25,137,410
Cheniere Energy Inc.[a]	371,136	16,003,384
Cobalt International Energy Inc.[a]	388,679	6,393,770
Concho Resources Inc.[a]	161,111	17,399,988
Continental Resources Inc.[a]	65,697	7,392,226
CVR Energy Inc.	23,998	1,042,233
EQT Corp.	211,791	19,014,596
Gulfport Energy Corp.[a]	106,771	6,742,589
Kosmos Energy Ltd.[a]	155,625	1,739,888
Laredo Petroleum Inc.[a,b]	58,399	1,617,068
Noble Energy Inc.	69,916	4,761,979
Oasis Petroleum Inc.[a]	155,129	7,286,409
Pioneer Natural Resources Co.	155,086	28,546,680
QEP Resources Inc.	27,830	852,990
Range Resources Corp.	250,916	21,154,728
SM Energy Co.	101,943	8,472,483
Southwestern Energy Co.[a]	540,876	21,272,653

Security	Shares	Value

Whiting Petroleum Corp.[a]	14,567	$901,260
World Fuel Services Corp.	21,220	915,855

		198,308,223
PAPER & FOREST PRODUCTS — 0.61%
International Paper Co.	588,636	28,860,823

		28,860,823
PERSONAL PRODUCTS — 0.74%
Avon Products Inc.	666,449	11,476,252
Coty Inc. Class A	58,939	898,820
Herbalife Ltd.[b]	131,173	10,323,315
Nu Skin Enterprises Inc. Class A	89,948	12,432,612

		35,130,999
PHARMACEUTICALS — 3.26%
Actavis PLC[a]	266,874	44,834,832
Endo Health Solutions Inc.[a,b]	172,714	11,651,287
Jazz Pharmaceuticals PLC[a]	79,799	10,099,361
Mylan Inc.[a]	586,363	25,448,154
Perrigo Co. PLC	193,952	29,763,874
Salix Pharmaceuticals Ltd.[a,b]	94,319	8,483,051
Zoetis Inc.	769,258	25,147,044

		155,427,603
PROFESSIONAL SERVICES — 1.23%
Dun & Bradstreet Corp. (The)	56,826	6,975,392
Equifax Inc.	185,480	12,814,813
IHS Inc. Class Aa	101,149	12,107,535
Nielsen Holdings NV	48,559	2,228,373
Robert Half International Inc.	214,450	9,004,755
Verisk Analytics Inc. Class Aa	232,768	15,297,513

		58,428,381
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.32%
American Homes 4 Rent	15,668	253,821
Apartment Investment and Management Co. Class A	123,607	3,202,657
Boston Properties Inc.	22,291	2,237,348
Brixmor Property Group Inc.	13,978	284,173
CBL & Associates Properties Inc.	82,153	1,475,468
Corrections Corp. of America	112,407	3,604,892
Digital Realty Trust Inc.[b]	155,473	7,636,834
Equity Lifestyle Properties, Inc.	92,966	3,368,158
Extra Space Storage Inc.	13,690	576,760
Federal Realty Investment Trust	66,026	6,695,697
Omega Healthcare Investors Inc.	187,740	5,594,652
Plum Creek Timber Co. Inc.	271,962	12,648,953
Rayonier Inc.	194,183	8,175,104
Regency Centers Corp.	59,199	2,740,914
Senior Housing Properties Trust	21,060	468,164
Spirit Realty Capital Inc.	109,724	1,078,587
Tanger Factory Outlet Centers Inc.	144,984	4,642,388
Taubman Centers Inc.	17,935	1,146,405
Ventas Inc.	203,435	11,652,757
Vornado Realty Trust	55,914	4,964,604
Weyerhaeuser Co.	895,908	28,283,815

		110,732,151

301

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2013

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.41%
CBRE Group Inc. Class Aa	429,309	$11,290,827
Realogy Holdings Corp.[a]	164,792	8,152,260
St. Joe Co. (The)[a,b]	6,053	116,157

		19,559,244
ROAD & RAIL — 1.45%
AMERCO[a]	6,128	1,457,484
Avis Budget Group Inc.[a,b]	165,501	6,689,550
Con-way Inc.	31,812	1,263,255
Genesee & Wyoming Inc. Class Aa	29,229	2,807,445
Hertz Global Holdings Inc.[a]	532,895	15,251,455
J.B. Hunt Transport Services Inc.	140,708	10,876,728
Kansas City Southern Industries Inc.	169,534	20,993,395
Landstar System Inc.	71,484	4,106,756
Old Dominion Freight Line Inc.[a]	109,000	5,779,180

		69,225,248
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.29%
Advanced Micro Devices Inc.[a,b]	935,465	3,620,250
Altera Corp.	169,655	5,518,877
Analog Devices Inc.	204,749	10,427,867
Applied Materials Inc.	1,222,101	21,618,967
Atmel Corp.[a]	661,045	5,175,982
Avago Technologies Ltd.	346,834	18,344,050
Cree Inc.[a,b]	181,400	11,350,198
Freescale Semiconductor Ltd.[a,b]	39,164	628,582
Lam Research Corp.[a]	58,777	3,200,408
Linear Technology Corp.	358,764	16,341,700
LSI Corp.	98,405	1,084,423
Maxim Integrated Products Inc.	447,886	12,500,498
Microchip Technology Inc.	303,348	13,574,823
ON Semiconductor Corp.[a]	660,413	5,441,803
Silicon Laboratories Inc.[a,b]	56,780	2,459,142
Skyworks Solutions Inc.[a]	244,697	6,988,546
Xilinx Inc.	405,983	18,642,740

		156,918,856
SOFTWARE — 4.24%
ANSYS Inc.[a]	143,423	12,506,486
Autodesk Inc.[a]	274,164	13,798,674
Cadence Design Systems Inc.[a,b]	435,039	6,099,247
Citrix Systems Inc.[a]	287,873	18,207,967
Concur Technologies Inc.[a,b]	71,871	7,415,650
Electronic Arts Inc.[a,b]	357,207	8,194,329
FactSet Research Systems Inc.[b]	67,767	7,358,141
FireEye Inc.[a]	19,900	867,839
Fortinet Inc.[a]	209,381	4,005,458
Informatica Corp.[a]	166,198	6,897,217
Intuit Inc.	456,854	34,867,097
MICROS Systems Inc.[a,b]	18,092	1,037,938
NetSuite Inc.[a,b]	53,893	5,552,057
Red Hat Inc.[a]	291,736	16,348,885
Rovi Corp.[a]	18,740	368,991
ServiceNow Inc.[a,b]	121,359	6,797,318
SolarWinds Inc.[a]	101,050	3,822,721
Solera Holdings Inc.	105,972	7,498,579
Splunk Inc.[a]	157,912	10,843,817
Symantec Corp.	780,259	18,398,507

Security	Shares	Value

Tableau Software Inc. Class Aa,b	14,497	$999,278
TIBCO Software Inc.[a]	252,074	5,666,623
Workday Inc. Class Aa,b	56,849	4,727,563

		202,280,382
SPECIALTY RETAIL — 6.10%
Aaron’s Inc.	17,716	520,850
Abercrombie & Fitch Co. Class A	14,038	461,991
Advance Auto Parts Inc.	112,266	12,425,601
American Eagle Outfitters Inc.	191,612	2,759,213
Ascena Retail Group Inc.[a]	28,361	600,119
AutoNation Inc.[a]	78,323	3,891,870
AutoZone Inc.[a]	54,577	26,084,531
Bed Bath & Beyond Inc.[a]	336,327	27,007,058
Best Buy Co. Inc.	112,479	4,485,663
Cabela’s Inc.[a,b]	73,324	4,887,778
CarMax Inc.[a]	345,469	16,243,952
Chico’s FAS Inc.	234,110	4,410,632
Dick’s Sporting Goods Inc.	151,828	8,821,207
DSW Inc. Class A	100,082	4,276,504
Foot Locker Inc.	27,324	1,132,307
Gap Inc. (The)	429,447	16,782,789
GNC Holdings Inc. Class A	151,268	8,841,615
L Brands Inc.	369,312	22,841,947
O’Reilly Automotive Inc.[a]	169,976	21,877,611
PetSmart Inc.	158,981	11,565,868
Ross Stores Inc.	338,203	25,341,551
Sally Beauty Holdings Inc.[a]	261,188	7,895,713
Signet Jewelers Ltd.	10,847	853,659
Tiffany & Co.	171,812	15,940,717
Tractor Supply Co.	214,685	16,655,262
Ulta Salon, Cosmetics & Fragrance Inc.[a]	97,871	9,446,509
Urban Outfitters Inc.[a]	165,394	6,136,117
Williams-Sonoma Inc.	150,284	8,758,551

		290,947,185
TEXTILES, APPAREL & LUXURY GOODS — 3.22%
Carter’s Inc.	83,767	6,013,633
Coach Inc.	432,349	24,267,749
Deckers Outdoor Corp.[a,b]	23,390	1,975,520
Fossil Group Inc.[a]	74,427	8,926,774
Hanesbrands Inc.	151,575	10,651,175
Michael Kors Holdings Ltd.[a]	310,038	25,171,985
PVH Corp.	110,404	15,017,152
Ralph Lauren Corp.	92,277	16,293,350
Under Armour Inc. Class Aa,b	128,840	11,247,732
VF Corp.	539,920	33,658,613

		153,223,683
THRIFTS & MORTGAGE FINANCE — 0.21%
Nationstar Mortgage Holdings Inc.[a,b]	32,892	1,215,688
Ocwen Financial Corp.[a]	159,397	8,838,564

		10,054,252
TOBACCO — 0.62%
Lorillard Inc.	581,224	29,456,432

		29,456,432

302

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2013

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 1.37%
Fastenal Co.	456,466	$21,686,700
HD Supply Holdings Inc.[a]	60,103	1,443,073
MRC Global Inc.[a]	54,876	1,770,300
MSC Industrial Direct Co. Inc. Class A	72,681	5,877,712
United Rentals Inc.[a,b]	144,994	11,302,282
W.W. Grainger Inc.	90,736	23,175,789

		65,255,856
WATER UTILITIES — 0.12%
Aqua America Inc.	236,656	5,582,715

		5,582,715
WIRELESS TELECOMMUNICATION SERVICES — 1.16%
Crown Castle International Corp.[a]	514,008	37,743,607
SBA Communications Corp. Class Aa	196,283	17,634,065

		55,377,672

TOTAL COMMON STOCKS (Cost: $3,476,472,874)		4,759,712,284

SHORT-TERM INVESTMENTS — 7.04%

MONEY MARKET FUNDS — 7.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	312,868,825	312,868,825
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	18,325,708	18,325,708
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,192,092	4,192,092

		335,386,625

TOTAL SHORT-TERM INVESTMENTS (Cost: $335,386,625)		335,386,625

TOTAL INVESTMENTS IN SECURITIES — 106.91% (Cost: $3,811,859,499)		5,095,098,909
Other Assets, Less Liabilities — (6.91)%		(329,124,230)

NET ASSETS — 100.00%		$4,765,974,679

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

303

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.69%

AEROSPACE & DEFENSE — 1.31%
Alliant Techsystems Inc.	65,107	$7,922,220
B/E Aerospace Inc.[a]	12,940	1,126,168
Exelis Inc.	380,603	7,254,293
L-3 Communications Holdings Inc.	182,033	19,452,046
Rockwell Collins Inc.	30,053	2,221,518
Spirit AeroSystems Holdings Inc. Class Aa	210,192	7,163,343
Textron Inc.	562,016	20,659,708
Triumph Group Inc.	83,049	6,317,538

		72,116,834
AIRLINES — 1.00%
Alaska Air Group Inc.	11,114	815,434
American Airlines Group Inc.[a,b]	167,285	4,223,946
Delta Air Lines Inc.	938,878	25,790,979
Southwest Airlines Co.	1,300,258	24,496,861

		55,327,220
AUTO COMPONENTS — 0.61%
Allison Transmission Holdings Inc.	60,235	1,663,089
Gentex Corp.	123,796	4,084,030
Lear Corp.	144,692	11,715,711
TRW Automotive Holdings Corp.[a]	217,690	16,193,959

		33,656,789
BEVERAGES — 0.71%
Beam Inc.	325,428	22,148,630
Constellation Brands Inc. Class Aa	18,364	1,292,458
Molson Coors Brewing Co. Class B NVS	282,606	15,868,327

		39,309,415
BUILDING PRODUCTS — 0.34%
A.O. Smith Corp.	89,668	4,836,692
Allegion PLC[a]	58,116	2,568,146
Fortune Brands Home & Security Inc.	40,415	1,846,966
Owens Corning[a]	240,489	9,792,712

		19,044,516
CAPITAL MARKETS — 3.02%
American Capital Ltd.[a]	571,430	8,937,165
Ameriprise Financial Inc.	277,589	31,936,615
Ares Capital Corp.	597,846	10,623,723
Artisan Partners Asset Management Inc.	15,172	989,063
E*TRADE Financial Corp.[a]	580,216	11,395,442
Federated Investors Inc. Class B	49,675	1,430,640
Invesco Ltd.	899,353	32,736,449
Legg Mason Inc.	224,819	9,775,130
LPL Financial Holdings Inc.	24,896	1,170,859
Northern Trust Corp.	483,895	29,948,262
Raymond James Financial Inc.	246,614	12,870,785
SEI Investments Co.	16,091	558,840

Security	Shares	Value

TD Ameritrade Holding Corp.	471,036	$14,432,543

		166,805,516
CHEMICALS — 1.48%
Albemarle Corp.	102,069	6,470,154
Ashland Inc.	159,843	15,511,165
Cabot Corp.	129,108	6,636,151
CF Industries Holdings Inc.	119,917	27,945,458
Cytec Industries Inc.	73,815	6,876,605
Huntsman Corp.	390,884	9,615,746
Kronos Worldwide Inc.	42,750	814,387
Rockwood Holdings Inc.	40,418	2,906,863
RPM International Inc.	17,168	712,644
Sigma-Aldrich Corp.	13,759	1,293,484
W.R. Grace & Co.[a]	19,949	1,972,358
Westlake Chemical Corp.	5,736	700,193

		81,455,208
COMMERCIAL BANKS — 6.54%
Associated Banc-Corp	339,302	5,903,855
Bank of Hawaii Corp.	90,895	5,375,530
BankUnited Inc.	130,552	4,297,772
BOK Financial Corp.	53,741	3,564,103
CapitalSource Inc.	396,630	5,699,573
CIT Group Inc.	407,070	21,220,559
City National Corp.	94,455	7,482,725
Comerica Inc.	377,530	17,947,776
Commerce Bancshares Inc.	163,410	7,338,743
Cullen/Frost Bankers Inc.	105,269	7,835,172
East West Bancorp Inc.	275,467	9,633,081
Fifth Third Bancorp	1,769,068	37,203,500
First Citizens BancShares Inc. Class A	15,341	3,415,367
First Horizon National Corp.	486,958	5,673,061
First Niagara Financial Group Inc.	716,032	7,604,260
First Republic Bank	235,474	12,327,064
Fulton Financial Corp.	395,742	5,176,305
Huntington Bancshares Inc.	1,696,585	16,372,045
KeyCorp	1,861,876	24,986,376
M&T Bank Corp.[b]	260,937	30,378,285
Popular Inc.[a]	208,525	5,990,923
Regions Financial Corp.	2,858,764	28,273,176
Signature Bank[a]	86,325	9,273,031
SunTrust Banks Inc.	1,092,553	40,216,876
SVB Financial Group[a]	91,189	9,562,079
Synovus Financial Corp.	1,979,074	7,124,666
TCF Financial Corp.	332,215	5,398,494
Valley National Bancorp[b]	404,238	4,090,889
Zions Bancorp	372,709	11,166,362

		360,531,648
COMMERCIAL SERVICES & SUPPLIES — 1.10%
ADT Corp. (The)	408,115	16,516,414
Cintas Corp.	149,860	8,930,157
Covanta Holding Corp.	213,927	3,797,204
Iron Mountain Inc.	34,854	1,057,819
KAR Auction Services Inc.	96,612	2,854,885
Pitney Bowes Inc.	230,713	5,375,613
R.R. Donnelley & Sons Co.	168,206	3,411,218
Republic Services Inc.	546,919	18,157,711
Waste Connections Inc.	13,993	610,514

		60,711,535

304

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2013

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.94%
Brocade Communications Systems Inc.[a]	897,751	$7,963,051
CommScope Holding Co. Inc.[a]	36,135	683,674
EchoStar Corp. Class Aa	82,232	4,088,575
Harris Corp.	183,095	12,781,862
JDS Uniphase Corp.[a]	110,153	1,429,786
Juniper Networks Inc.[a]	834,568	18,836,200
Motorola Solutions Inc.	26,660	1,799,550
Polycom Inc.[a,b]	350,096	3,931,578
Riverbed Technology Inc.[a]	18,813	340,139

		51,854,415
COMPUTERS & PERIPHERALS — 1.21%
Diebold Inc.	129,129	4,262,548
Lexmark International Inc. Class A	127,740	4,537,325
SanDisk Corp.	249,473	17,597,825
Stratasys Ltd.[a,b]	31,885	4,294,910
Western Digital Corp.	427,304	35,850,806

		66,543,414
CONSTRUCTION & ENGINEERING — 1.11%
AECOM Technology Corp.[a]	188,532	5,548,497
Fluor Corp.	132,119	10,607,835
Jacobs Engineering Group Inc.[a]	264,567	16,665,075
KBR Inc.	299,005	9,535,269
Quanta Services Inc.[a]	334,048	10,542,555
URS Corp.	153,484	8,133,117

		61,032,348
CONSTRUCTION MATERIALS — 0.28%
Vulcan Materials Co.	262,858	15,619,022

		15,619,022
CONSUMER FINANCE — 0.43%
SLM Corp.	898,545	23,613,763

		23,613,763
CONTAINERS & PACKAGING — 0.91%
AptarGroup Inc.	40,366	2,737,218
Avery Dennison Corp.	137,599	6,906,094
Bemis Co. Inc.	116,792	4,783,800
Crown Holdings Inc.[a]	42,805	1,907,819
Greif Inc. Class A	51,115	2,678,426
MeadWestvaco Corp.	357,945	13,218,909
Owens-Illinois Inc.[a]	137,446	4,917,818
Rock-Tenn Co. Class A	40,757	4,279,893
Sonoco Products Co.	204,778	8,543,338

		49,973,315
DISTRIBUTORS — 0.03%
Genuine Parts Co.	17,385	1,446,258

		1,446,258

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.33%
Apollo Education Group Inc. Class Aa	197,219	$5,388,023
DeVry Education Group Inc.	127,503	4,526,357
Graham Holdings Co. Class B	8,842	5,865,075
Service Corp. International	93,830	1,701,138
Weight Watchers International Inc.[b]	25,034	824,370

		18,304,963
DIVERSIFIED FINANCIAL SERVICES — 1.44%
ING U.S. Inc.	151,987	5,342,343
Interactive Brokers Group Inc. Class A	95,262	2,318,677
IntercontinentalExchange Group Inc.	83,816	18,851,895
Leucadia National Corp.	517,622	14,669,408
McGraw Hill Financial Inc.	292,730	22,891,486
MSCI Inc. Class Aa	141,895	6,203,649
NASDAQ OMX Group Inc. (The)	225,411	8,971,358

		79,248,816
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.33%
Frontier Communications Corp.[b]	2,018,338	9,385,271
Intelsat SAa,b	42,059	948,010
Level 3 Communications Inc.[a]	218,334	7,242,139
Windstream Holdings Inc.	65,993	526,624

		18,102,044
ELECTRIC UTILITIES — 4.18%
Edison International	658,994	30,511,422
Entergy Corp.	360,413	22,803,331
FirstEnergy Corp.	845,905	27,897,947
Great Plains Energy Inc.	310,992	7,538,446
Hawaiian Electric Industries Inc.[b]	199,820	5,207,309
Northeast Utilities	636,369	26,975,682
OGE Energy Corp.	400,985	13,593,391
Pepco Holdings Inc.	502,851	9,619,540
Pinnacle West Capital Corp.	222,400	11,769,408
PPL Corp.	1,277,686	38,445,572
Westar Energy Inc.	257,225	8,274,928
Xcel Energy Inc.	1,005,738	28,100,320

		230,737,296
ELECTRICAL EQUIPMENT — 0.23%
Babcock & Wilcox Co. (The)	70,762	2,419,353
Hubbell Inc. Class B	33,115	3,606,223
Regal Beloit Corp.	91,010	6,709,257

		12,734,833
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.95%
Arrow Electronics Inc.[a]	211,729	11,486,298
Avnet Inc.	277,228	12,228,527
AVX Corp.	96,428	1,343,242
CDW Corp	35,028	818,254
Dolby Laboratories Inc. Class Aa,b	55,123	2,125,543
FLIR Systems Inc.	87,244	2,626,044
Ingram Micro Inc. Class Aa	308,172	7,229,715
Jabil Circuit Inc.	409,956	7,149,633
Tech Data Corp.[a]	76,614	3,953,283
Vishay Intertechnology Inc.[a,b]	265,151	3,515,902

		52,476,441

305

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2013

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 1.88%
Atwood Oceanics Inc.[a]	94,581	$5,049,679
Cameron International Corp.[a]	185,653	11,051,923
Diamond Offshore Drilling Inc.[b]	139,191	7,922,752
Frank’s International NV	38,812	1,047,924
Helmerich & Payne Inc.	191,884	16,133,607
McDermott International Inc.[a,b]	479,823	4,395,179
Nabors Industries Ltd.	595,980	10,125,700
Oil States International Inc.[a]	111,180	11,309,230
Patterson-UTI Energy Inc.	297,157	7,524,015
Rowan Companies PLC Class Aa	251,191	8,882,114
RPC Inc.	25,832	461,101
Superior Energy Services Inc.[a]	322,723	8,587,659
Tidewater Inc.	100,340	5,947,152
Unit Corp.[a]	99,307	5,126,227

		103,564,262
FOOD & STAPLES RETAILING — 0.27%
Safeway Inc.	449,463	14,639,010
Sprouts Farmers Market Inc.[a,b]	12,260	471,152

		15,110,162
FOOD PRODUCTS — 1.52%
Bunge Ltd.	297,515	24,428,957
Campbell Soup Co.	120,748	5,225,973
ConAgra Foods Inc.	63,271	2,132,233
Dean Foods Co.[a]	189,142	3,251,351
Ingredion Inc.	137,598	9,419,959
J.M. Smucker Co. (The)	188,531	19,535,582
Pinnacle Foods Inc.	29,087	798,729
Tyson Foods Inc. Class A	566,495	18,954,923

		83,747,707
GAS UTILITIES — 0.88%
AGL Resources Inc.	239,058	11,290,709
Atmos Energy Corp.	183,175	8,319,809
National Fuel Gas Co.	148,833	10,626,676
ONEOK Inc.	24,845	1,544,862
Questar Corp.	308,457	7,091,427
UGI Corp.	230,285	9,547,616

		48,421,099
HEALTH CARE EQUIPMENT & SUPPLIES — 2.43%
Alere Inc.[a,b]	164,455	5,953,271
Boston Scientific Corp.[a]	2,728,708	32,799,070
CareFusion Corp.[a]	444,614	17,704,530
Cooper Companies Inc. (The)	25,321	3,135,753
DENTSPLY International Inc.	208,976	10,131,156
Hill-Rom Holdings Inc.	121,120	5,007,101
Hologic Inc.[a,b]	385,091	8,606,784
St. Jude Medical Inc.	208,637	12,925,062
Teleflex Inc.	83,169	7,806,242
Zimmer Holdings Inc.	321,467	29,957,510

		134,026,479

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 3.84%
Cardinal Health Inc.	691,372	$46,190,563
Cigna Corp.	543,623	47,556,140
Community Health Systems Inc.[a]	175,816	6,904,294
Envision Healthcare Holdings Inc.[a]	34,764	1,234,817
HCA Holdings Inc.[a]	501,757	23,938,827
Health Net Inc.[a]	160,964	4,775,802
Humana Inc.	318,570	32,882,796
LifePoint Hospitals Inc.[a]	96,121	5,079,034
MEDNAX Inc.[a,b]	71,503	3,816,830
Omnicare Inc.	212,240	12,810,806
Patterson Companies Inc.	18,850	776,620
Premier Inc.[a]	23,266	855,258
Quest Diagnostics Inc.	274,752	14,710,222
Universal Health Services Inc. Class B	60,009	4,876,331
VCA Antech Inc.[a]	178,727	5,604,879

		212,013,219
HEALTH CARE TECHNOLOGY — 0.11%
Allscripts Healthcare Solutions Inc.[a,b]	360,485	5,573,098
Veeva Systems Inc.[a,b]	10,777	345,942

		5,919,040
HOTELS, RESTAURANTS & LEISURE — 1.33%
Choice Hotels International Inc.	53,248	2,615,009
Darden Restaurants Inc.	91,356	4,967,026
Hyatt Hotels Corp. Class Aa,b	90,705	4,486,269
Marriott International Inc. Class A	55,358	2,732,471
MGM Resorts International[a,b]	751,919	17,685,135
Norwegian Cruise Line Holdings Ltd.[a]	3,450	122,371
Penn National Gaming Inc.[a,b]	138,010	1,977,683
Royal Caribbean Cruises Ltd.	330,395	15,667,331
Starwood Hotels & Resorts Worldwide Inc.	226,291	17,978,820
Wendy’s Co. (The)	573,891	5,004,330

		73,236,445
HOUSEHOLD DURABLES — 2.21%
D.R. Horton Inc.	570,447	12,732,377
Garmin Ltd.	248,049	11,464,825
Harman International Industries Inc.	137,458	11,250,937
Leggett & Platt Inc.	289,020	8,942,279
Lennar Corp. Class A	334,447	13,230,723
Mohawk Industries Inc.[a]	122,672	18,265,861
Newell Rubbermaid Inc.	245,704	7,963,266
NVR Inc.[a,b]	1,573	1,613,914
Taylor Morrison Home Corp. Class Aa	8,093	181,688
Toll Brothers Inc.[a,b]	342,184	12,660,808
Whirlpool Corp.	148,922	23,359,905

		121,666,583
HOUSEHOLD PRODUCTS — 0.32%
Clorox Co. (The)	43,688	4,052,499
Energizer Holdings Inc.	125,898	13,627,199

		17,679,698
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.92%
AES Corp. (The)	1,255,842	18,222,267
Calpine Corp.[a]	706,462	13,783,074
NRG Energy Inc.	652,297	18,733,970

		50,739,311

306

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2013

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.18%
Carlisle Companies Inc.	122,075	$9,692,755

		9,692,755
INSURANCE — 7.91%
Alleghany Corp.[a]	33,954	13,580,242
Allied World Assurance Co. Holdings Ltd.	46,896	5,290,338
American Financial Group Inc.	135,829	7,840,050
American National Insurance Co.	14,777	1,692,558
Aon PLC	143,191	12,012,293
Arch Capital Group Ltd.[a]	252,229	15,055,549
Aspen Insurance Holdings Ltd.	134,365	5,550,618
Assurant Inc.	147,100	9,763,027
Assured Guaranty Ltd.	341,030	8,044,898
Axis Capital Holdings Ltd.	179,589	8,543,049
Brown & Brown Inc.	129,288	4,058,350
Cincinnati Financial Corp.	330,587	17,312,841
CNA Financial Corp.	53,608	2,299,247
Endurance Specialty Holdings Ltd.[b]	57,454	3,370,826
Everest Re Group Ltd.	101,084	15,755,963
Fidelity National Financial Inc. Class A	505,122	16,391,209
Genworth Financial Inc. Class Aa	997,402	15,489,653
Hanover Insurance Group Inc. (The)	63,735	3,805,617
Hartford Financial Services Group Inc. (The)	922,093	33,407,430
HCC Insurance Holdings Inc.	203,099	9,370,988
Kemper Corp.	96,569	3,947,741
Lincoln National Corp.	543,002	28,029,763
Markel Corp.[a]	27,888	16,184,801
MBIA Inc.[a,b]	285,677	3,410,983
Mercury General Corp.	46,203	2,296,751
Old Republic International Corp.	525,100	9,068,477
PartnerRe Ltd.	109,428	11,536,994
Principal Financial Group Inc.	593,481	29,264,548
ProAssurance Corp.	124,874	6,053,892
Progressive Corp. (The)	239,166	6,522,057
Protective Life Corp.	158,696	8,039,539
Reinsurance Group of America Inc.	146,651	11,352,254
RenaissanceRe Holdings Ltd.	90,015	8,762,060
StanCorp Financial Group Inc.	89,561	5,933,416
Torchmark Corp.	187,077	14,620,068
Unum Group	539,915	18,940,218
Validus Holdings Ltd.	192,953	7,774,076
W.R. Berkley Corp.	219,349	9,517,553
White Mountains Insurance Group Ltd.	12,492	7,533,675
XL Group PLC	590,392	18,798,081

		436,221,693
INTERNET & CATALOG RETAIL — 0.53%
Liberty Interactive Corp. Series Aa	984,607	28,898,216
zulily Inc.[a]	11,010	456,144

		29,354,360
INTERNET SOFTWARE & SERVICES — 0.13%
AOL Inc.[a]	156,683	7,304,561

		7,304,561

Security	Shares	Value

IT SERVICES — 1.62%
Amdocs Ltd.	325,612	$13,428,239
Booz Allen Hamilton Holding Corp.	3,611	69,151
Computer Sciences Corp.	303,873	16,980,423
CoreLogic Inc.[a]	193,188	6,863,969
DST Systems Inc.	12,409	1,125,993
Fidelity National Information Services Inc.	534,168	28,674,138
Leidos Holdings Inc.	147,734	6,868,154
Lender Processing Services Inc.	27,936	1,044,248
Paychex Inc.	66,059	3,007,666
Science Applications International Corp.	84,371	2,790,149
Total System Services Inc.	74,370	2,475,033
VeriFone Systems Inc.[a,b]	219,817	5,895,492

		89,222,655
LEISURE EQUIPMENT & PRODUCTS — 0.03%
Hasbro Inc.	34,802	1,914,458

		1,914,458
LIFE SCIENCES TOOLS & SERVICES — 1.42%
Agilent Technologies Inc.	620,017	35,458,772
Bio-Rad Laboratories Inc. Class Aa	41,519	5,132,164
Charles River Laboratories International Inc.[a]	54,672	2,899,803
Life Technologies Corp.[a]	121,481	9,208,260
PerkinElmer Inc.	226,440	9,336,121
QIAGEN NVa	473,403	11,271,725
Quintiles Transnational Holdings Inc.[a,b]	30,623	1,419,070
TECHNE Corp.	39,986	3,785,475

		78,511,390
MACHINERY — 4.79%
AGCO Corp.	196,848	11,651,433
Crane Co.	7,532	506,527
Donaldson Co. Inc.	23,422	1,017,920
Dover Corp.	90,684	8,754,633
Harsco Corp.	151,578	4,248,731
IDEX Corp.	11,314	835,539
Ingersoll-Rand PLC	174,129	10,726,346
Joy Global Inc.[b]	214,951	12,572,484
Kennametal Inc.	159,282	8,293,814
Navistar International Corp.[a,b]	98,086	3,745,904
Oshkosh Corp.	177,969	8,966,078
PACCAR Inc.	623,150	36,871,786
Parker Hannifin Corp.	301,879	38,833,715
Pentair Ltd. Registered	413,232	32,095,730
Snap-on Inc.	104,557	11,451,083
SPX Corp.	94,655	9,428,585
Stanley Black & Decker Inc.	298,684	24,100,812
Terex Corp.[b]	224,948	9,445,567
Timken Co. (The)	174,687	9,620,013
Trinity Industries Inc.	160,220	8,735,194
Xylem Inc.	351,944	12,177,262

		264,079,156
MARINE — 0.08%
Kirby Corp.[a]	47,081	4,672,789

		4,672,789

307

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2013

Security	Shares	Value

MEDIA — 1.16%
DreamWorks Animation SKG Inc. Class Aa,b	149,578	$5,310,019
Gannett Co. Inc.	462,991	13,695,274
Interpublic Group of Companies Inc. (The)	472,248	8,358,789
John Wiley & Sons Inc. Class A	92,213	5,090,158
Liberty Media Corp.[a]	193,580	28,349,791
Regal Entertainment Group Class A	130,152	2,531,456
Starz Series Aa	25,129	734,772

		64,070,259
METALS & MINING — 2.50%
Alcoa Inc.	2,163,052	22,993,243
Allegheny Technologies Inc.	218,393	7,781,343
Carpenter Technology Corp.	93,628	5,823,662
Cliffs Natural Resources Inc.[b]	309,625	8,115,271
Newmont Mining Corp.	995,792	22,933,090
Nucor Corp.	642,758	34,310,422
Reliance Steel & Aluminum Co.	155,130	11,765,059
Royal Gold Inc.	97,088	4,472,844
Steel Dynamics Inc.	445,854	8,711,987
Tahoe Resources Inc.[a]	150,532	2,504,852
United States Steel Corp.[b]	291,882	8,610,519

		138,022,292
MULTI-UTILITIES — 5.15%
Alliant Energy Corp.	224,378	11,577,905
Ameren Corp.	490,781	17,746,641
CenterPoint Energy Inc.	866,784	20,092,053
CMS Energy Corp.	539,723	14,448,385
Consolidated Edison Inc.	592,417	32,748,812
DTE Energy Co.	351,842	23,358,790
Integrys Energy Group Inc.	160,041	8,707,831
MDU Resources Group Inc.	381,969	11,669,153
NiSource Inc.	631,155	20,752,376
Public Service Enterprise Group Inc.	1,023,385	32,789,256
SCANA Corp.	282,174	13,242,426
Sempra Energy	492,657	44,220,892
TECO Energy Inc.	440,167	7,588,479
Vectren Corp.	166,104	5,896,692
Wisconsin Energy Corp.	462,636	19,125,372

		283,965,063
MULTILINE RETAIL — 0.87%
Big Lots Inc.[a,b]	86,875	2,805,194
Dillard’s Inc. Class A	17,865	1,736,657
J.C. Penney Co. Inc.[a,b]	478,301	4,376,454
Kohl’s Corp.	449,051	25,483,644
Macy’s Inc.	174,638	9,325,669
Sears Holdings Corp.[a,b]	87,682	4,299,925

		48,027,543
OFFICE ELECTRONICS — 0.64%
Xerox Corp.	2,483,600	30,225,412
Zebra Technologies Corp. Class Aa	94,066	5,087,089

		35,312,501

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 5.29%
Antero Resources Corp.[a]	41,686	$2,644,560
Chesapeake Energy Corp.	1,171,895	31,805,230
Cimarex Energy Co.	174,863	18,344,877
Cobalt International Energy Inc.[a]	46,585	766,323
CONSOL Energy Inc.	462,450	17,591,598
Denbury Resources Inc.[a]	754,838	12,401,988
Energen Corp.	146,097	10,336,363
EQT Corp.	25,886	2,324,045
Golar LNG Ltd.[b]	88,691	3,218,596
Gulfport Energy Corp.[a]	31,944	2,017,264
HollyFrontier Corp.	410,824	20,413,845
Laredo Petroleum Inc.[a]	10,018	277,398
Murphy Oil Corp.	386,276	25,061,587
Newfield Exploration Co.[a]	274,013	6,748,940
Noble Energy Inc.	633,244	43,130,249
PBF Energy Inc.	48,084	1,512,723
Peabody Energy Corp.	545,426	10,652,170
Pioneer Natural Resources Co.	72,381	13,323,171
QEP Resources Inc.	326,006	9,992,084
SandRidge Energy Inc.[a,b]	1,000,064	6,070,389
Teekay Corp.	77,024	3,697,922
Tesoro Corp.	274,722	16,071,237
Ultra Petroleum Corp.[a,b]	309,386	6,698,207
Whiting Petroleum Corp.[a]	219,282	13,566,977
World Fuel Services Corp.[b]	118,908	5,132,069
WPX Energy Inc.[a,b]	405,052	8,254,960

		292,054,772
PAPER & FOREST PRODUCTS — 0.23%
Domtar Corp.	66,792	6,301,157
International Paper Co.	125,994	6,177,486

		12,478,643
PERSONAL PRODUCTS — 0.01%
Coty Inc. Class A	39,273	598,913

		598,913
PHARMACEUTICALS — 0.84%
Forest Laboratories Inc.[a]	539,375	32,378,681
Hospira Inc.[a]	334,753	13,818,604

		46,197,285
PROFESSIONAL SERVICES — 0.88%
Dun & Bradstreet Corp. (The)	5,978	733,800
Manpowergroup Inc.	156,020	13,395,877
Nielsen Holdings NV	378,190	17,355,139
Towers Watson & Co. Class A	131,857	16,826,272

		48,311,088
REAL ESTATE INVESTMENT TRUSTS (REITs) — 11.59%
Alexandria Real Estate Equities Inc.[b]	144,489	9,192,390
American Campus Communities Inc.	211,964	6,827,360
American Capital Agency Corp.	801,914	15,468,921
American Homes 4 Rent	83,095	1,346,139
Annaly Capital Management Inc.[b]	1,916,244	19,104,953
Apartment Investment and Management Co. Class A	133,640	3,462,612

308

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2013

Security	Shares	Value

AvalonBay Communities Inc.	261,690	$30,939,609
BioMed Realty Trust Inc.[b]	376,911	6,829,627
Boston Properties Inc.	277,764	27,879,173
Brandywine Realty Trust[b]	317,539	4,474,125
BRE Properties Inc. Class A	155,880	8,528,195
Brixmor Property Group Inc.	77,734	1,580,332
Camden Property Trust	171,616	9,761,518
CBL & Associates Properties Inc.	222,092	3,988,772
Chimera Investment Corp.[b]	2,075,816	6,435,030
CommonWealth REIT	238,822	5,566,941
Corporate Office Properties Trust	174,053	4,123,316
Corrections Corp. of America	85,727	2,749,265
DDR Corp.[b]	599,596	9,215,791
Digital Realty Trust Inc.[b]	55,367	2,719,627
Douglas Emmett Inc.	288,431	6,717,558
Duke Realty Corp.	650,695	9,786,453
Equity Lifestyle Properties, Inc.	46,935	1,700,455
Essex Property Trust Inc.	76,866	11,031,040
Extra Space Storage Inc.	206,511	8,700,308
Federal Realty Investment Trust	45,386	4,602,594
Gaming and Leisure Properties Inc.[a]	155,673	7,909,745
General Growth Properties Inc.	1,133,292	22,745,170
Hatteras Financial Corp.	199,444	3,258,915
HCP Inc.	919,253	33,387,269
Health Care REIT Inc.	575,545	30,831,946
Healthcare Trust of America Inc. Class A	226,355	2,227,333
Home Properties Inc.	114,792	6,155,147
Hospitality Properties Trust	302,646	8,180,521
Host Hotels & Resorts Inc.	1,506,313	29,282,725
Kilroy Realty Corp.[b]	164,666	8,262,940
Kimco Realty Corp.	826,797	16,329,241
Liberty Property Trust	262,024	8,874,753
Macerich Co. (The)	278,126	16,378,840
Mack-Cali Realty Corp.	177,404	3,810,638
MFA Financial Inc.[b]	729,490	5,150,199
Mid-America Apartment Communities Inc.[b]	150,968	9,169,796
National Retail Properties Inc.[b]	239,408	7,261,245
Piedmont Office Realty Trust Inc. Class A	338,448	5,591,161
Post Properties Inc.	110,192	4,983,984
Prologis Inc.	1,007,715	37,235,069
Realty Income Corp.[b]	389,349	14,534,398
Regency Centers Corp.[b]	107,411	4,973,129
Retail Properties of America Inc. Class A	271,801	3,457,309
Senior Housing Properties Trust[b]	352,648	7,839,365
SL Green Realty Corp.[b]	181,740	16,789,141
Spirit Realty Capital Inc.	604,161	5,938,903
Starwood Property Trust Inc.	394,654	10,931,916
Taubman Centers Inc.[b]	105,400	6,737,168
Two Harbors Investment Corp.	738,914	6,857,122
UDR Inc.	507,210	11,843,353
Ventas Inc.	325,554	18,647,733
Vornado Realty Trust	304,750	27,058,752
Weingarten Realty Investors	246,435	6,757,248
WP Carey Inc.	116,156	7,126,171

		639,250,449
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.52%
Forest City Enterprises Inc. Class Aa	319,445	6,101,399
Howard Hughes Corp. (The)[a]	79,906	9,596,711
Jones Lang LaSalle Inc.	89,194	9,132,574
Realogy Holdings Corp.[a]	26,253	1,298,736

Security	Shares	Value

St. Joe Co. (The)[a,b]	126,199	$2,421,759

		28,551,179
ROAD & RAIL — 0.31%
AMERCO[a]	6,662	1,584,490
Con-way Inc.	72,470	2,877,784
Genesee & Wyoming Inc. Class Aa,b	49,308	4,736,033
Ryder System Inc.	105,040	7,749,851

		16,948,158
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.48%
Altera Corp.	424,158	13,797,860
Analog Devices Inc.	354,054	18,031,970
Applied Materials Inc.	823,954	14,575,746
Avago Technologies Ltd.	41,618	2,201,176
Fairchild Semiconductor International Inc.[a,b]	256,543	3,424,849
First Solar Inc.[a,b]	137,109	7,491,636
Freescale Semiconductor Ltd.[a,b]	62,238	998,920
KLA-Tencor Corp.	335,536	21,628,651
Lam Research Corp.[a]	252,122	13,728,043
LSI Corp.	982,720	10,829,575
Marvell Technology Group Ltd.	798,124	11,477,023
Micron Technology Inc.[a]	2,083,483	45,336,590
NVIDIA Corp.	1,168,957	18,726,691
ON Semiconductor Corp.[a]	45,622	375,925
Silicon Laboratories Inc.[a,b]	11,661	505,038
Skyworks Solutions Inc.[a]	65,797	1,879,162
Teradyne Inc.[a,b]	385,681	6,795,699

		191,804,554
SOFTWARE — 1.64%
Activision Blizzard Inc.	538,371	9,599,155
Autodesk Inc.[a]	93,284	4,694,984
CA Inc.	663,278	22,319,305
Compuware Corp.	430,713	4,828,293
Electronic Arts Inc.[a]	142,079	3,259,292
FireEye Inc.[a]	8,959	390,702
MICROS Systems Inc.[a,b]	135,418	7,768,930
Nuance Communications Inc.[a,b]	528,807	8,037,866
Rovi Corp.[a,b]	184,233	3,627,548
Symantec Corp.	383,311	9,038,473
Synopsys Inc.[a]	311,033	12,618,609
Zynga Inc. Class Aa	1,177,620	4,474,956

		90,658,113
SPECIALTY RETAIL — 1.82%
Aaron’s Inc.	130,602	3,839,699
Abercrombie & Fitch Co. Class Ab	139,898	4,604,043
American Eagle Outfitters Inc.	139,360	2,006,784
Ascena Retail Group Inc.[a]	221,559	4,688,188
Best Buy Co. Inc.	404,891	16,147,053
Chico’s FAS Inc.	21,028	396,168
CST Brands Inc.	122,371	4,493,463
DSW Inc. Class A	13,086	559,165
Foot Locker Inc.	267,849	11,099,663
GameStop Corp. Class A	240,423	11,843,237
Guess? Inc.	120,416	3,741,325
Murphy USA Inc.[a,b]	96,397	4,006,259
Signet Jewelers Ltd.	149,370	11,755,419

309

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2013

Security	Shares	Value

Staples Inc.	1,342,888	$21,338,490

		100,518,956
TEXTILES, APPAREL & LUXURY GOODS — 0.11%
Deckers Outdoor Corp.[a,b]	38,971	3,291,491
PVH Corp.	18,771	2,553,231

		5,844,722
THRIFTS & MORTGAGE FINANCE — 0.75%
Hudson City Bancorp Inc.	1,068,923	10,079,944
New York Community Bancorp Inc.[b]	891,749	15,025,971
People’s United Financial Inc.	626,271	9,469,217
TFS Financial Corp.[a]	160,243	1,941,344
Washington Federal Inc.	211,184	4,918,475

		41,434,951
TRADING COMPANIES & DISTRIBUTORS — 0.39%
Air Lease Corp.	142,199	4,419,545
GATX Corp.	94,880	4,949,890
HD Supply Holdings Inc.[a,b]	46,233	1,110,054
MRC Global Inc.[a]	96,306	3,106,831
WESCO International Inc.[a,b]	89,228	8,125,994

		21,712,314
WATER UTILITIES — 0.29%
American Water Works Co. Inc.	359,445	15,190,146
Aqua America Inc.	44,160	1,041,734

		16,231,880
WIRELESS TELECOMMUNICATION SERVICES — 0.34%
T-Mobile US Inc.	384,980	12,950,727
Telephone & Data Systems Inc.	190,660	4,915,215
United States Cellular Corp.	26,183	1,094,973

		18,960,915

TOTAL COMMON STOCKS
(Cost: $4,557,195,952)		5,498,697,981

SHORT-TERM INVESTMENTS — 4.00%

MONEY MARKET FUNDS — 4.00%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.14%[c,d,e]	202,263,970	202,263,970
BlackRock Cash Funds: Prime, SL Agency Shares 0.11%[c,d,e]	11,847,235	11,847,235

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[c,d]	6,815,719	$6,815,719

		220,926,924

TOTAL SHORT-TERM INVESTMENTS
(Cost: $220,926,924)		220,926,924

TOTAL INVESTMENTS IN SECURITIES — 103.69%
(Cost: $4,778,122,876)		5,719,624,905
Other Assets, Less Liabilities — (3.69)%		(203,792,447)

NET ASSETS — 100.00%		$5,515,832,458

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

310

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 3.34%
Boeing Co. (The)	4,229	$577,216
General Dynamics Corp.	1,665	159,091
Honeywell International Inc.	4,385	400,658
Lockheed Martin Corp.	1,447	215,111
Northrop Grumman Corp.	1,240	142,117
Precision Castparts Corp.	814	219,210
Raytheon Co.	1,809	164,076
United Technologies Corp.	5,124	583,111

		2,460,590
AIR FREIGHT & LOGISTICS — 0.92%
FedEx Corp.	1,766	253,898
United Parcel Service Inc. Class B	4,037	424,208

		678,106
AUTO COMPONENTS — 0.27%
Johnson Controls Inc.	3,818	195,863

		195,863
AUTOMOBILES — 0.71%
Ford Motor Co.	21,517	332,007
General Motors Co.[a]	4,641	189,678

		521,685
BEVERAGES — 2.17%
Coca-Cola Co. (The)	21,320	880,729
PepsiCo Inc.	8,620	714,943

		1,595,672
BIOTECHNOLOGY — 2.72%
Amgen Inc.	4,180	477,189
Biogen Idec Inc.[a]	1,323	370,109
Celgene Corp.[a]	2,325	392,832
Gilead Sciences Inc.[a]	8,502	638,926
Regeneron Pharmaceuticals Inc.[a]	447	123,032

		2,002,088
CAPITAL MARKETS — 2.25%
Bank of New York Mellon Corp. (The)	6,469	226,027
BlackRock Inc.[b]	728	230,390
Charles Schwab Corp. (The)	6,119	159,094
Franklin Resources Inc.	2,295	132,490
Goldman Sachs Group Inc. (The)	2,556	453,077
Morgan Stanley	8,487	266,152
State Street Corp.	2,542	186,558

		1,653,788
CHEMICALS — 2.56%
Air Products and Chemicals Inc.	1,163	130,000

Security	Shares	Value

Dow Chemical Co. (The)	6,742	$299,345
E.I. du Pont de Nemours and Co.	5,130	333,296
Ecolab Inc.	1,465	152,755
LyondellBasell Industries NV Class A	2,263	181,674
Monsanto Co.	2,976	346,853
Mosaic Co. (The)	1,671	78,988
PPG Industries Inc.	795	150,780
Praxair Inc.	1,648	214,289

		1,887,980
COMMERCIAL BANKS — 2.73%
BB&T Corp.	3,922	146,369
PNC Financial Services Group Inc. (The)[b]	2,946	228,550
U.S. Bancorp	10,310	416,524
Wells Fargo & Co.	26,912	1,221,805

		2,013,248
COMMERCIAL SERVICES & SUPPLIES — 0.16%
Waste Management Inc.	2,609	117,066

		117,066
COMMUNICATIONS EQUIPMENT — 1.88%
Cisco Systems Inc.	29,790	668,785
QUALCOMM Inc.	9,631	715,102

		1,383,887
COMPUTERS & PERIPHERALS — 4.80%
Apple Inc.	5,232	2,935,728
EMC Corp.	11,709	294,481
Hewlett-Packard Co.	10,835	303,163

		3,533,372
CONSUMER FINANCE — 1.20%
American Express Co.	5,281	479,145
Capital One Financial Corp.	3,256	249,442
Discover Financial Services	2,733	152,912

		881,499
DIVERSIFIED FINANCIAL SERVICES — 5.95%
Bank of America Corp.	60,092	935,632
Berkshire Hathaway Inc. Class Ba	10,032	1,189,394
Citigroup Inc.	16,962	883,890
CME Group Inc.	1,769	138,796
J.P. Morgan Chase & Co.	21,069	1,232,115

		4,379,827
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.64%
AT&T Inc.	29,989	1,054,413
CenturyLink Inc.	3,401	108,322
Verizon Communications Inc.	15,948	783,685

		1,946,420
ELECTRIC UTILITIES — 1.27%
American Electric Power Co. Inc.	2,719	127,086
Duke Energy Corp.	3,934	271,485

311

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2013

Security	Shares	Value

Exelon Corp.	4,786	$131,089
NextEra Energy Inc.	2,367	202,662
Southern Co. (The)	4,851	199,425

		931,747
ELECTRICAL EQUIPMENT — 0.65%
Eaton Corp. PLC	2,637	200,729
Emerson Electric Co.	4,007	281,211

		481,940
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.20%
Corning Inc.	8,234	146,730

		146,730
ENERGY EQUIPMENT & SERVICES — 1.68%
Baker Hughes Inc.	2,468	136,382
Halliburton Co.	4,728	239,946
National Oilwell Varco Inc.	2,387	189,838
Schlumberger Ltd.	7,410	667,715

		1,233,881
FOOD & STAPLES RETAILING — 2.59%
Costco Wholesale Corp.	2,432	289,432
CVS Caremark Corp.	6,825	488,465
Sysco Corp.	3,312	119,563
Wal-Mart Stores Inc.	8,976	706,322
Walgreen Co.	5,281	303,341

		1,907,123
FOOD PRODUCTS — 1.30%
Archer-Daniels-Midland Co.	3,662	158,931
General Mills Inc.	3,593	179,327
Kellogg Co.	1,450	88,551
Kraft Foods Group Inc.	3,307	178,313
Mondelez International Inc. Class A	9,946	351,094

		956,216
HEALTH CARE EQUIPMENT & SUPPLIES — 1.88%
Abbott Laboratories	8,689	333,049
Baxter International Inc.	3,021	210,110
Becton, Dickinson and Co.	1,085	119,882
Covidien PLC	2,629	179,035
Intuitive Surgical Inc.[a]	213	81,809
Medtronic Inc.	5,663	325,000
Stryker Corp.	1,853	139,234

		1,388,119
HEALTH CARE PROVIDERS & SERVICES — 1.70%
Aetna Inc.	2,112	144,862
Express Scripts Holding Co.[a]	4,557	320,084
McKesson Corp.	1,263	203,848
UnitedHealth Group Inc.	5,685	428,080
WellPoint Inc.	1,677	154,938

		1,251,812

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 1.80%
Carnival Corp.	2,333	$93,717
Las Vegas Sands Corp.	2,178	171,779
McDonald’s Corp.	5,588	542,204
Starbucks Corp.	4,173	327,121
Yum! Brands Inc.	2,507	189,554

		1,324,375
HOUSEHOLD PRODUCTS — 2.45%
Colgate-Palmolive Co.	5,199	339,027
Kimberly-Clark Corp.	2,144	223,962
Procter & Gamble Co. (The)	15,278	1,243,782

		1,806,771
INDUSTRIAL CONGLOMERATES — 3.28%
3M Co.	3,847	539,542
Danaher Corp.	3,336	257,539
General Electric Co.	57,639	1,615,621

		2,412,702
INSURANCE — 2.71%
ACE Ltd.	1,896	196,293
Aflac Inc.	2,598	173,546
Allstate Corp. (The)	2,612	142,458
American International Group Inc.	8,229	420,090
Chubb Corp. (The)	1,436	138,761
Loews Corp.	1,715	82,732
Marsh & McLennan Companies Inc.	3,072	148,562
MetLife Inc.	4,983	268,683
Prudential Financial Inc.	2,586	238,481
Travelers Companies Inc. (The)	2,094	189,591

		1,999,197
INTERNET & CATALOG RETAIL — 1.56%
Amazon.com Inc.[a]	2,049	817,121
Priceline.com Inc.[a]	288	334,771

		1,151,892
INTERNET SOFTWARE & SERVICES — 3.84%
eBay Inc.[a]	7,234	397,074
Facebook Inc. Class Aa	9,496	519,051
Google Inc. Class Aa	1,503	1,684,427
Twitter Inc.[a]	451	28,706
Yahoo! Inc.[a]	4,985	201,594

		2,830,852
IT SERVICES — 4.02%
Accenture PLC Class A	3,582	294,512
Automatic Data Processing Inc.	2,704	218,510
Cognizant Technology Solutions Corp. Class Aa	1,681	169,747
International Business Machines Corp.	5,803	1,088,469
MasterCard Inc. Class A	651	543,885
Visa Inc. Class A	2,912	648,444

		2,963,567

312

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2013

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.30%
Thermo Fisher Scientific Inc.	2,000	$222,700

		222,700
MACHINERY — 1.16%
Caterpillar Inc.	3,666	332,910
Cummins Inc.	1,059	149,287
Deere & Co.	2,163	197,547
Illinois Tool Works Inc.	2,105	176,988

		856,732
MEDIA — 4.76%
CBS Corp. Class B NVS	3,420	217,991
Comcast Corp. Class A	14,626	760,040
DIRECTV[a]	2,737	189,099
Liberty Global PLC Series Aac	2,183	194,265
News Corp. Class A NVS[a]	2,774	49,988
Sirius XM Holdings Inc.[a]	17,224	60,112
Thomson Reuters Corp.	2,088	78,968
Time Warner Cable Inc.	1,622	219,781
Time Warner Inc.	5,196	362,265
Twenty-First Century Fox Inc. Class A	11,077	389,689
Viacom Inc. Class B NVS	2,486	217,127
Walt Disney Co. (The)	10,039	766,980

		3,506,305
METALS & MINING — 0.33%
Freeport-McMoRan Copper & Gold Inc.	5,765	217,571
Southern Copper Corp.	881	25,294

		242,865
MULTI-UTILITIES — 0.42%
Dominion Resources Inc.	3,220	208,302
PG&E Corp.	2,469	99,451

		307,753
MULTILINE RETAIL — 0.31%
Target Corp.	3,570	225,874

		225,874
OIL, GAS & CONSUMABLE FUELS — 9.29%
Anadarko Petroleum Corp.	2,795	221,699
Apache Corp.	2,184	187,693
Chevron Corp.	10,806	1,349,777
ConocoPhillips	6,815	481,480
Devon Energy Corp.	2,266	140,197
EOG Resources Inc.	1,516	254,445
Exxon Mobil Corp.	24,785	2,508,242
Hess Corp.	1,714	142,262
Kinder Morgan Inc.	3,697	133,092
Marathon Oil Corp.	3,950	139,435
Marathon Petroleum Corp.	1,675	153,648
Occidental Petroleum Corp.	4,491	427,094
Phillips 66	3,451	266,176
Spectra Energy Corp.	3,735	133,041
Valero Energy Corp.	3,044	153,418

Security	Shares	Value

Williams Companies Inc. (The)	3,810	$146,952

		6,838,651
PERSONAL PRODUCTS — 0.13%
Estee Lauder Companies Inc. (The) Class A	1,292	97,313

		97,313
PHARMACEUTICALS — 6.59%
AbbVie Inc.	8,828	466,207
Allergan Inc.	1,656	183,948
Bristol-Myers Squibb Co.	9,156	486,641
Eli Lilly and Co.	5,525	281,775
Johnson & Johnson	15,657	1,434,025
Mallinckrodt PLC[a]	319	16,671
Merck & Co. Inc.	16,832	842,442
Pfizer Inc.	37,281	1,141,917

		4,853,626
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.90%
American Tower Corp.	2,210	176,402
Equity Residential	2,011	104,311
Public Storage	801	120,567
Simon Property Group Inc.	1,728	262,932

		664,212
ROAD & RAIL — 1.04%
CSX Corp.	5,695	163,845
Norfolk Southern Corp.	1,756	163,010
Union Pacific Corp.	2,602	437,136

		763,991
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.47%
Broadcom Corp. Class A	3,187	94,494
Intel Corp.	27,709	719,326
Texas Instruments Inc.	6,182	271,452

		1,085,272
SOFTWARE — 3.92%
Adobe Systems Inc.[a]	2,789	167,005
Microsoft Corp.	46,552	1,742,441
Oracle Corp.	19,791	757,204
Salesforce.com Inc.[a,c]	3,282	181,134
VMware Inc. Class Aa,c	478	42,881

		2,890,665
SPECIALTY RETAIL — 1.67%
Home Depot Inc. (The)	8,143	670,494
Lowe’s Companies Inc.	6,067	300,620
TJX Companies Inc. (The)	4,012	255,685

		1,226,799
TEXTILES, APPAREL & LUXURY GOODS — 0.42%
Nike Inc. Class B	3,948	310,471

		310,471

313

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2013

Security	Shares	Value

TOBACCO — 1.78%
Altria Group Inc.	11,196	$429,815
Philip Morris International Inc.	9,117	794,364
Reynolds American Inc.	1,760	87,982

		1,312,161
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
Sprint Corp.[a]	4,740	50,955

		50,955

TOTAL COMMON STOCKS
(Cost: $59,116,941)		73,494,360

SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.14%[b,d,e]	243,781	243,781
BlackRock Cash Funds: Prime, SL Agency Shares 0.11%[b,d,e]	14,279	14,279
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[b,d]	66,239	66,239

		324,299

TOTAL SHORT-TERM INVESTMENTS
(Cost: $324,299)		324,299

TOTAL INVESTMENTS IN SECURITIES — 100.23%
(Cost: $59,441,240)		73,818,659
Other Assets, Less Liabilities — (0.23)%		(167,142)

NET ASSETS — 100.00%		$73,651,517

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

314

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 5.31%
Boeing Co. (The)	50,756	$6,927,686
Honeywell International Inc.	52,637	4,809,443
Lockheed Martin Corp.	17,370	2,582,224
Precision Castparts Corp.	9,791	2,636,716
United Technologies Corp.	57,627	6,557,953

		23,514,022
AIR FREIGHT & LOGISTICS — 1.15%
United Parcel Service Inc. Class B	48,461	5,092,282

		5,092,282
AUTOMOBILES — 0.32%
Ford Motor Co.	90,522	1,396,754

		1,396,754
BEVERAGES — 4.33%
Coca-Cola Co. (The)	255,876	10,570,237
PepsiCo Inc.	103,454	8,580,475

		19,150,712
BIOTECHNOLOGY — 5.43%
Amgen Inc.	50,174	5,727,864
Biogen Idec Inc.[a]	15,881	4,442,710
Celgene Corp.[a]	27,906	4,714,998
Gilead Sciences Inc.[a,b]	102,045	7,668,681
Regeneron Pharmaceuticals Inc.[a]	5,351	1,472,809

		24,027,062
CAPITAL MARKETS — 0.64%
BlackRock Inc.[c]	3,081	975,044
Charles Schwab Corp. (The)	9,979	259,454
Franklin Resources Inc.	27,456	1,585,035

		2,819,533
CHEMICALS — 3.81%
Dow Chemical Co. (The)	10,590	470,196
E.I. du Pont de Nemours and Co.	61,582	4,000,982
Ecolab Inc.	17,532	1,828,062
LyondellBasell Industries NV Class A	27,163	2,180,646
Monsanto Co.	35,716	4,162,700
PPG Industries Inc.	8,677	1,645,680
Praxair Inc.	19,788	2,573,033

		16,861,299
COMMERCIAL SERVICES & SUPPLIES — 0.03%
Waste Management Inc.	2,498	112,085

		112,085

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.94%
QUALCOMM Inc.	115,590	$8,582,558

		8,582,558
COMPUTERS & PERIPHERALS — 6.43%
Apple Inc.	47,534	26,671,803
EMC Corp.	70,219	1,766,008

		28,437,811
CONSUMER FINANCE — 1.30%
American Express Co.	63,388	5,751,193

		5,751,193
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.13%
Verizon Communications Inc.	191,397	9,405,249

		9,405,249
ELECTRICAL EQUIPMENT — 0.57%
Emerson Electric Co.	35,977	2,524,866

		2,524,866
ENERGY EQUIPMENT & SERVICES — 2.49%
Baker Hughes Inc.	1,858	102,673
Halliburton Co.	56,752	2,880,164
Schlumberger Ltd.	88,939	8,014,293

		10,997,130
FOOD & STAPLES RETAILING — 2.94%
Costco Wholesale Corp.	29,195	3,474,497
CVS Caremark Corp.	9,412	673,617
Sysco Corp.	13,723	495,400
Wal-Mart Stores Inc.	71,427	5,620,591
Walgreen Co.	47,735	2,741,898

		13,006,003
FOOD PRODUCTS — 1.22%
Archer-Daniels-Midland Co.	3,347	145,260
General Mills Inc.	43,134	2,152,818
Kellogg Co.	16,007	977,547
Kraft Foods Group Inc.	39,776	2,144,722

		5,420,347
HEALTH CARE EQUIPMENT & SUPPLIES — 1.33%
Baxter International Inc.	36,261	2,521,953
Becton, Dickinson and Co.	12,980	1,434,160
Intuitive Surgical Inc.[a]	2,548	978,636
Stryker Corp.	12,909	969,982

		5,904,731
HEALTH CARE PROVIDERS & SERVICES — 1.42%
Aetna Inc.	6,723	461,131
Express Scripts Holding Co.[a]	47,805	3,357,823

315

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2013

Security	Shares	Value

McKesson Corp.	15,162	$2,447,147

		6,266,101
HOTELS, RESTAURANTS & LEISURE — 3.34%
Las Vegas Sands Corp.	26,154	2,062,766
McDonald’s Corp.	67,071	6,507,899
Starbucks Corp.	50,091	3,926,634
Yum! Brands Inc.	30,099	2,275,785

		14,773,084
HOUSEHOLD PRODUCTS — 1.43%
Colgate-Palmolive Co.	62,403	4,069,300
Kimberly-Clark Corp.	21,513	2,247,248

		6,316,548
INDUSTRIAL CONGLOMERATES — 1.38%
3M Co.	39,064	5,478,726
Danaher Corp.	8,121	626,941

		6,105,667
INSURANCE — 0.73%
Chubb Corp. (The)	2,401	232,009
Loews Corp.	1,640	79,113
Marsh & McLennan Companies Inc.	24,613	1,190,285
Prudential Financial Inc.	11,909	1,098,248
Travelers Companies Inc. (The)	6,793	615,038

		3,214,693
INTERNET & CATALOG RETAIL — 3.12%
Amazon.com Inc.[a]	24,597	9,809,038
Priceline.com Inc.[a]	3,451	4,011,442

		13,820,480
INTERNET SOFTWARE & SERVICES — 7.11%
eBay Inc.[a]	86,825	4,765,824
Facebook Inc. Class Aa	113,978	6,230,038
Google Inc. Class Aa	18,041	20,218,729
Twitter Inc.[a]	4,037	256,955

		31,471,546
IT SERVICES — 8.04%
Accenture PLC Class A	42,997	3,535,213
Automatic Data Processing Inc.	32,465	2,623,497
Cognizant Technology Solutions Corp. Class Aa	20,182	2,037,978
International Business Machines Corp.	69,642	13,062,750
MasterCard Inc. Class A	7,818	6,531,626
Visa Inc. Class A	34,952	7,783,112

		35,574,176
MACHINERY — 1.21%
Caterpillar Inc.	7,958	722,666
Cummins Inc.	10,400	1,466,088
Deere & Co.	25,964	2,371,292

Security	Shares	Value

Illinois Tool Works Inc.	9,391	$789,595

		5,349,641
MEDIA — 6.01%
CBS Corp. Class B NVS	37,606	2,397,006
Comcast Corp. Class A	162,199	8,428,671
DIRECTV[a]	32,862	2,270,436
Liberty Global PLC Series Aa	22,280	1,982,697
News Corp. Class A NVS[a]	24,471	440,967
Sirius XM Holdings Inc.[a]	97,294	339,556
Time Warner Cable Inc.	19,468	2,637,914
Twenty-First Century Fox Inc. Class A	97,990	3,447,288
Viacom Inc. Class B NVS	29,840	2,606,226
Walt Disney Co. (The)	26,752	2,043,853

		26,594,614
METALS & MINING — 0.07%
Southern Copper Corp.	10,549	302,862

		302,862
MULTILINE RETAIL — 0.48%
Target Corp.	33,662	2,129,795

		2,129,795
OIL, GAS & CONSUMABLE FUELS — 1.23%
Anadarko Petroleum Corp.	1,842	146,108
EOG Resources Inc.	17,039	2,859,826
Kinder Morgan Inc.	40,541	1,459,476
Williams Companies Inc. (The)	25,055	966,371

		5,431,781
PERSONAL PRODUCTS — 0.26%
Estee Lauder Companies Inc. (The) Class A	15,477	1,165,728

		1,165,728
PHARMACEUTICALS — 3.57%
AbbVie Inc.	105,953	5,595,378
Allergan Inc.	19,832	2,202,939
Bristol-Myers Squibb Co.	94,615	5,028,787
Eli Lilly and Co.	14,506	739,806
Johnson & Johnson	24,245	2,220,599

		15,787,509
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.31%
American Tower Corp.	26,462	2,112,197
Public Storage	8,914	1,341,735
Simon Property Group Inc.	15,496	2,357,871

		5,811,803
ROAD & RAIL — 1.49%
CSX Corp.	34,084	980,597
Norfolk Southern Corp.	3,810	353,682
Union Pacific Corp.	31,228	5,246,304

		6,580,583

316

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2013

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.97%
Broadcom Corp. Class A	16,676	$494,444
Intel Corp.	21,593	560,554
Texas Instruments Inc.	74,208	3,258,473

		4,313,471
SOFTWARE — 7.57%
Adobe Systems Inc.[a]	13,085	783,530
Microsoft Corp.	558,662	20,910,718
Oracle Corp.	237,520	9,087,515
Salesforce.com Inc.[a]	39,473	2,178,515
VMware Inc. Class Aa,b	5,714	512,603

		33,472,881
SPECIALTY RETAIL — 3.33%
Home Depot Inc. (The)	97,726	8,046,759
Lowe’s Companies Inc.	72,826	3,608,528
TJX Companies Inc. (The)	48,157	3,069,046

		14,724,333
TEXTILES, APPAREL & LUXURY GOODS — 0.84%
Nike Inc. Class B	47,389	3,726,671

		3,726,671
TOBACCO — 3.50%
Altria Group Inc.	134,382	5,158,925
Philip Morris International Inc.	109,413	9,533,155
Reynolds American Inc.	15,939	796,790

		15,488,870
WIRELESS TELECOMMUNICATION SERVICES — 0.02%
Sprint Corp.[a]	10,350	111,263

		111,263

TOTAL COMMON STOCKS
(Cost: $314,538,629)		441,537,737

SHORT-TERM INVESTMENTS — 1.67%

MONEY MARKET FUNDS — 1.67%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.14%[c,d,e]	6,575,606	6,575,606
BlackRock Cash Funds: Prime, SL Agency Shares 0.11%[c,d,e]	385,154	385,154

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[c,d]	411,164	$411,164

		7,371,924

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,371,924)		7,371,924

TOTAL INVESTMENTS IN SECURITIES — 101.47%
(Cost: $321,910,553)		448,909,661
Other Assets, Less Liabilities — (1.47)%		(6,492,244)

NET ASSETS — 100.00%		$442,417,417

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

317

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 1.37%
General Dynamics Corp.	5,833	$557,343
Northrop Grumman Corp.	4,335	496,835
Raytheon Co.	6,339	574,947
United Technologies Corp.	1,129	128,480

		1,757,605
AIR FREIGHT & LOGISTICS — 0.69%
FedEx Corp.	6,186	889,361

		889,361
AUTO COMPONENTS — 0.53%
Johnson Controls Inc.	13,374	686,086

		686,086
AUTOMOBILES — 1.10%
Ford Motor Co.	48,914	754,743
General Motors Co.[a]	16,259	664,505

		1,419,248
CAPITAL MARKETS — 3.86%
Bank of New York Mellon Corp. (The)	22,660	791,740
BlackRock Inc.[b]	1,650	522,175
Charles Schwab Corp. (The)	18,525	481,650
Goldman Sachs Group Inc. (The)	8,949	1,586,300
Morgan Stanley	29,727	932,239
State Street Corp.	8,905	653,538

		4,967,642
CHEMICALS — 1.31%
Air Products and Chemicals Inc.	4,068	454,721
Dow Chemical Co. (The)	20,520	911,088
Mosaic Co. (The)	5,863	277,144
PPG Industries Inc.	249	47,225

		1,690,178
COMMERCIAL BANKS — 5.48%
BB&T Corp.	13,703	511,396
PNC Financial Services Group Inc. (The)[b]	10,336	801,867
U.S. Bancorp	36,104	1,458,601
Wells Fargo & Co.	94,225	4,277,815

		7,049,679
COMMERCIAL SERVICES & SUPPLIES — 0.29%
Waste Management Inc.	8,393	376,594

		376,594

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.82%
Cisco Systems Inc.	104,310	$2,341,760

		2,341,760
COMPUTERS & PERIPHERALS — 3.17%
Apple Inc.	4,452	2,498,062
EMC Corp.	20,513	515,902
Hewlett-Packard Co.	37,949	1,061,813

		4,075,777
CONSUMER FINANCE — 1.09%
Capital One Financial Corp.	11,405	873,737
Discover Financial Services	9,577	535,833

		1,409,570
DIVERSIFIED FINANCIAL SERVICES — 11.91%
Bank of America Corp.	210,400	3,275,928
Berkshire Hathaway Inc. Class Ba	35,123	4,164,183
Citigroup Inc.	59,388	3,094,709
CME Group Inc.	6,188	485,510
J.P. Morgan Chase & Co.	73,766	4,313,836

		15,334,166
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.16%
AT&T Inc.	105,000	3,691,800
CenturyLink Inc.	11,896	378,888

		4,070,688
ELECTRIC UTILITIES — 2.53%
American Electric Power Co. Inc.	9,493	443,703
Duke Energy Corp.	13,778	950,819
Exelon Corp.	16,715	457,824
NextEra Energy Inc.	8,290	709,790
Southern Co. (The)	16,993	698,582

		3,260,718
ELECTRICAL EQUIPMENT — 0.74%
Eaton Corp. PLC	9,237	703,121
Emerson Electric Co.	3,541	248,507

		951,628
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.40%
Corning Inc.	28,806	513,323

		513,323
ENERGY EQUIPMENT & SERVICES — 0.86%
Baker Hughes Inc.	8,086	446,832
National Oilwell Varco Inc.	8,343	663,519

		1,110,351
FOOD & STAPLES RETAILING — 2.24%
CVS Caremark Corp.	21,151	1,513,777

318

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2013

Security	Shares	Value

Sysco Corp.	7,584	$273,782
Wal-Mart Stores Inc.	10,594	833,642
Walgreen Co.	4,573	262,673

		2,883,874
FOOD PRODUCTS — 1.37%
Archer-Daniels-Midland Co.	11,891	516,069
Kellogg Co.	397	24,245
Mondelez International Inc. Class A	34,834	1,229,640

		1,769,954
HEALTH CARE EQUIPMENT & SUPPLIES — 2.43%
Abbott Laboratories	30,431	1,166,420
Covidien PLC	9,186	625,567
Medtronic Inc.	19,833	1,138,216
Stryker Corp.	2,708	203,479

		3,133,682
HEALTH CARE PROVIDERS & SERVICES — 1.98%
Aetna Inc.	5,423	371,964
Express Scripts Holding Co.[a]	2,014	141,463
UnitedHealth Group Inc.	19,910	1,499,223
WellPoint Inc.	5,865	541,867

		2,554,517
HOTELS, RESTAURANTS & LEISURE — 0.25%
Carnival Corp.	8,161	327,827

		327,827
HOUSEHOLD PRODUCTS — 3.48%
Kimberly-Clark Corp.	1,232	128,695
Procter & Gamble Co. (The)	53,490	4,354,621

		4,483,316
INDUSTRIAL CONGLOMERATES — 5.18%
3M Co.	2,077	291,299
Danaher Corp.	9,314	719,041
General Electric Co.	201,799	5,656,426

		6,666,766
INSURANCE — 4.69%
ACE Ltd.	6,642	687,646
Aflac Inc.	9,104	608,147
Allstate Corp. (The)	9,152	499,150
American International Group Inc.	28,818	1,471,159
Chubb Corp. (The)	3,985	385,071
Loews Corp.	5,521	266,333
Marsh & McLennan Companies Inc.	3,579	173,080
MetLife Inc.	17,453	941,066
Prudential Financial Inc.	5,582	514,772
Travelers Companies Inc. (The)	5,366	485,838

		6,032,262
INTERNET SOFTWARE & SERVICES — 0.57%
Twitter Inc.[a]	393	25,015

Security	Shares	Value

Yahoo! Inc.[a]	17,462	$706,163

		731,178
LIFE SCIENCES TOOLS & SERVICES — 0.61%
Thermo Fisher Scientific Inc.	7,008	780,341

		780,341
MACHINERY — 1.12%
Caterpillar Inc.	10,516	954,958
Cummins Inc.	667	94,027
Illinois Tool Works Inc.	4,633	389,543

		1,438,528
MEDIA — 3.51%
CBS Corp. Class B NVS	1,009	64,314
Comcast Corp. Class A	3,898	202,559
Liberty Global PLC Series Aa	1,148	102,160
News Corp. Class A NVS[a]	2,544	45,843
Sirius XM Holdings Inc.[a]	32,022	111,757
Thomson Reuters Corp.	7,295	275,897
Time Warner Inc.	18,197	1,268,695
Twenty-First Century Fox Inc. Class A	10,209	359,153
Walt Disney Co. (The)	27,348	2,089,387

		4,519,765
METALS & MINING — 0.59%
Freeport-McMoRan Copper & Gold Inc.	20,194	762,122

		762,122
MULTI-UTILITIES — 0.84%
Dominion Resources Inc.	11,279	729,639
PG&E Corp.	8,637	347,898

		1,077,537
MULTILINE RETAIL — 0.13%
Target Corp.	2,704	171,082

		171,082
OIL, GAS & CONSUMABLE FUELS — 17.37%
Anadarko Petroleum Corp.	9,252	733,869
Apache Corp.	7,651	657,527
Chevron Corp.	37,833	4,725,720
ConocoPhillips	23,865	1,686,062
Devon Energy Corp.	7,929	490,567
EOG Resources Inc.	343	57,569
Exxon Mobil Corp.	86,774	8,781,529
Hess Corp.	5,992	497,336
Kinder Morgan Inc.	1,084	39,024
Marathon Oil Corp.	13,843	488,658
Marathon Petroleum Corp.	5,878	539,189
Occidental Petroleum Corp.	15,725	1,495,448
Phillips 66	12,089	932,425
Spectra Energy Corp.	13,070	465,553
Valero Energy Corp.	10,650	536,760

319

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2013

Security	Shares	Value

Williams Companies Inc. (The)	6,018	$232,114

		22,359,350
PHARMACEUTICALS — 9.62%
Bristol-Myers Squibb Co.	4,462	237,155
Eli Lilly and Co.	15,115	770,865
Johnson & Johnson	47,748	4,373,239
Mallinckrodt PLC[a]	1,145	59,838
Merck & Co. Inc.	58,934	2,949,647
Pfizer Inc.	130,528	3,998,073

		12,388,817
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.49%
Equity Residential	7,035	364,906
Public Storage	189	28,448
Simon Property Group Inc.	1,533	233,261

		626,615
ROAD & RAIL — 0.59%
CSX Corp.	10,004	287,815
Norfolk Southern Corp.	5,039	467,770

		755,585
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.97%
Broadcom Corp. Class A	6,286	186,380
Intel Corp.	90,717	2,355,013

		2,541,393
SOFTWARE — 0.28%
Adobe Systems Inc.[a]	5,981	358,142

		358,142
TOBACCO — 0.06%
Reynolds American Inc.	1,498	74,885

		74,885
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Sprint Corp.[a]	13,589	146,082

		146,082

TOTAL COMMON STOCKS
(Cost: $114,603,217)		128,487,994

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[b,c]	100,113	$100,113

		100,113

TOTAL SHORT-TERM INVESTMENTS
(Cost: $100,113)		100,113

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $114,703,330)		128,588,107
Other Assets, Less Liabilities — 0.13%		171,253

NET ASSETS — 100.00%		$128,759,360

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

320

Schedule of Investments  (Unaudited)

iSHARES® S&P 100 ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 3.55%
Boeing Co. (The)	287,788	$39,280,184
General Dynamics Corp.	139,313	13,311,357
Honeywell International Inc.	326,674	29,848,204
Lockheed Martin Corp.	111,989	16,648,285
Raytheon Co.	132,956	12,059,109
United Technologies Corp.	351,449	39,994,896

		151,142,035
AIR FREIGHT & LOGISTICS — 1.15%
FedEx Corp.	123,924	17,816,553
United Parcel Service Inc. Class B	297,606	31,272,439

		49,088,992
AUTOMOBILES — 1.05%
Ford Motor Co.	1,641,968	25,335,566
General Motors Co.[a,b]	474,122	19,377,366

		44,712,932
BEVERAGES — 2.77%
Coca-Cola Co. (The)	1,580,883	65,306,277
PepsiCo Inc.	638,424	52,950,886

		118,257,163
BIOTECHNOLOGY — 1.97%
Amgen Inc.	313,908	35,835,737
Gilead Sciences Inc.[a,b]	638,326	47,970,199

		83,805,936
CAPITAL MARKETS — 1.55%
Bank of New York Mellon Corp. (The)	478,114	16,705,303
Goldman Sachs Group Inc. (The)	175,498	31,108,776
Morgan Stanley	576,723	18,086,033

		65,900,112
CHEMICALS — 1.71%
Dow Chemical Co. (The)	504,908	22,417,915
E.I. du Pont de Nemours and Co.	385,487	25,045,090
Monsanto Co.	218,863	25,508,483

		72,971,488
COMMERCIAL BANKS — 2.85%
U.S. Bancorp	760,291	30,715,756
Wells Fargo & Co.	1,995,460	90,593,884

		121,309,640
COMMUNICATIONS EQUIPMENT — 2.40%
Cisco Systems Inc.	2,225,675	49,966,404

Security	Shares	Value

QUALCOMM Inc.	703,241	$52,215,644

		102,182,048
COMPUTERS & PERIPHERALS — 5.96%
Apple Inc.	374,553	210,165,434
EMC Corp.	856,669	21,545,225
Hewlett-Packard Co.	800,025	22,384,700

		254,095,359
CONSUMER FINANCE — 1.25%
American Express Co.	383,550	34,799,492
Capital One Financial Corp.	240,017	18,387,702

		53,187,194
DIVERSIFIED FINANCIAL SERVICES — 7.40%
Bank of America Corp.	4,440,131	69,132,840
Berkshire Hathaway Inc. Class Ba	749,323	88,839,735
Citigroup Inc.	1,262,594	65,793,773
J.P. Morgan Chase & Co.	1,564,888	91,514,650

		315,280,998
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.18%
AT&T Inc.	2,192,991	77,105,563
Verizon Communications Inc.	1,191,297	58,540,335

		135,645,898
ELECTRIC UTILITIES — 0.81%
American Electric Power Co. Inc.	202,851	9,481,256
Exelon Corp.	356,739	9,771,081
Southern Co. (The)	367,079	15,090,618

		34,342,955
ELECTRICAL EQUIPMENT — 0.48%
Emerson Electric Co.	293,038	20,565,407

		20,565,407
ENERGY EQUIPMENT & SERVICES — 1.91%
Halliburton Co.	353,091	17,919,368
National Oilwell Varco Inc.	178,198	14,172,087
Schlumberger Ltd.	548,248	49,402,627

		81,494,082
FOOD & STAPLES RETAILING — 3.07%
Costco Wholesale Corp.	181,902	21,648,157
CVS Caremark Corp.	495,502	35,463,078
Wal-Mart Stores Inc.	673,518	52,999,132
Walgreen Co.	362,509	20,822,517

		130,932,884
FOOD PRODUCTS — 0.60%
Mondelez International Inc. Class A	730,045	25,770,588

		25,770,588

321

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 100 ETF

December 31, 2013

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.51%
Abbott Laboratories	643,659	$24,671,450
Baxter International Inc.	225,897	15,711,136
Medtronic Inc.	415,628	23,852,891

		64,235,477
HEALTH CARE PROVIDERS & SERVICES — 0.74%
UnitedHealth Group Inc.	419,101	31,558,305

		31,558,305
HOTELS, RESTAURANTS & LEISURE — 1.52%
McDonald’s Corp.	414,200	40,189,826
Starbucks Corp.	313,704	24,591,257

		64,781,083
HOUSEHOLD PRODUCTS — 2.72%
Colgate-Palmolive Co.	365,925	23,861,969
Procter & Gamble Co. (The)	1,131,533	92,118,102

		115,980,071
INDUSTRIAL CONGLOMERATES — 3.65%
3M Co.	266,240	37,340,160
General Electric Co.	4,211,669	118,053,082

		155,393,242
INSURANCE — 1.57%
Allstate Corp. (The)	189,349	10,327,095
American International Group Inc.	612,899	31,288,494
MetLife Inc.	466,684	25,163,601

		66,779,190
INTERNET & CATALOG RETAIL — 1.44%
Amazon.com Inc.[a]	154,334	61,546,856

		61,546,856
INTERNET SOFTWARE & SERVICES — 4.58%
eBay Inc.[a]	485,053	26,624,559
Facebook Inc. Class Aa,b	684,708	37,426,139
Google Inc. Class Aa	116,832	130,934,791

		194,985,489
IT SERVICES — 4.33%
Accenture PLC Class A	264,666	21,760,839
International Business Machines Corp.	424,934	79,704,870
MasterCard Inc. Class A	43,121	36,025,871
Visa Inc. Class A	212,000	47,208,160

		184,699,740
MACHINERY — 0.56%
Caterpillar Inc.	264,908	24,056,295

		24,056,295

Security	Shares	Value

MEDIA — 3.83%
Comcast Corp. Class A	1,084,816	$56,372,463
Time Warner Inc.	376,628	26,258,504
Twenty-First Century Fox Inc. Class A	816,875	28,737,663
Walt Disney Co. (The)	680,297	51,974,691

		163,343,321
METALS & MINING — 0.38%
Freeport-McMoRan Copper & Gold Inc.	432,198	16,311,153

		16,311,153
MULTILINE RETAIL — 0.39%
Target Corp.	263,111	16,647,033

		16,647,033
OIL, GAS & CONSUMABLE FUELS — 9.21%
Anadarko Petroleum Corp.	209,472	16,615,319
Apache Corp.	166,225	14,285,377
Chevron Corp.	800,619	100,005,319
ConocoPhillips	510,006	36,031,924
Devon Energy Corp.	158,912	9,831,885
Exxon Mobil Corp.	1,818,535	184,035,742
Occidental Petroleum Corp.	335,535	31,909,379

		392,714,945
PHARMACEUTICALS — 8.06%
AbbVie Inc.	662,259	34,973,898
Bristol-Myers Squibb Co.	685,410	36,429,541
Eli Lilly and Co.	412,741	21,049,791
Johnson & Johnson	1,174,531	107,575,294
Merck & Co. Inc.	1,216,334	60,877,517
Pfizer Inc.	2,697,978	82,639,066

		343,545,107
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.46%
Simon Property Group Inc.[b]	129,196	19,658,463

		19,658,463
ROAD & RAIL — 1.04%
Norfolk Southern Corp.	128,577	11,935,803
Union Pacific Corp.	191,710	32,207,280

		44,143,083
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.73%
Intel Corp.	2,069,317	53,719,470
Texas Instruments Inc.	455,631	20,006,757

		73,726,227
SOFTWARE — 4.09%
Microsoft Corp.	3,162,327	118,365,899
Oracle Corp.	1,460,807	55,890,476

		174,256,375

322

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 100 ETF

December 31, 2013

Security	Shares	Value

SPECIALTY RETAIL — 1.64%
Home Depot Inc. (The)	586,193	$48,267,132
Lowe’s Companies Inc.	435,386	21,573,376

		69,840,508
TEXTILES, APPAREL & LUXURY GOODS — 0.57%
Nike Inc. Class B	311,090	24,464,118

		24,464,118
TOBACCO — 2.11%
Altria Group Inc.	832,543	31,961,326
Philip Morris International Inc.	666,926	58,109,262

		90,070,588

TOTAL COMMON STOCKS
(Cost: $3,919,030,379)		4,253,422,380

SHORT-TERM INVESTMENTS — 1.15%

MONEY MARKET FUNDS — 1.15%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.14%[c,d,e]	42,368,088	42,368,088
BlackRock Cash Funds: Prime, SL Agency Shares 0.11%[c,d,e]	2,481,632	2,481,632
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[c,d]	3,915,124	3,915,124

		48,764,844

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,764,844)		48,764,844

TOTAL INVESTMENTS IN SECURITIES — 100.94%
(Cost: $3,967,795,223)		4,302,187,224
Other Assets, Less Liabilities — (0.94)%		(39,916,961)

NET ASSETS — 100.00%		$4,262,270,263

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

323

Schedule of Investments  (Unaudited)

iSHARES® S&P 500 GROWTH ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 3.68%
Boeing Co. (The)	742,258	$101,310,794
General Dynamics Corp.	165,247	15,789,351
Honeywell International Inc.	556,025	50,804,004
Lockheed Martin Corp.	176,218	26,196,568
Northrop Grumman Corp.	102,483	11,745,577
Precision Castparts Corp.	155,959	41,999,759
Raytheon Co.	171,497	15,554,778
Rockwell Collins Inc.	79,503	5,876,862
Textron Inc.	301,848	11,095,932
United Technologies Corp.	507,554	57,759,645

		338,133,270
AIR FREIGHT & LOGISTICS — 1.17%
Expeditors International of Washington Inc.	102,046	4,515,536
FedEx Corp.	153,386	22,052,305
United Parcel Service Inc. Class B	767,487	80,647,534

		107,215,375
AIRLINES — 0.43%
Delta Air Lines Inc.	918,554	25,232,678
Southwest Airlines Co.	748,026	14,092,810

		39,325,488
AUTO COMPONENTS — 0.72%
BorgWarner Inc.	245,550	13,728,701
Delphi Automotive PLC	135,116	8,124,525
Goodyear Tire & Rubber Co. (The)	264,225	6,301,766
Johnson Controls Inc.	735,456	37,728,893

		65,883,885
AUTOMOBILES — 0.18%
Harley-Davidson Inc.	237,384	16,436,468

		16,436,468
BEVERAGES — 2.58%
Brown-Forman Corp. Class B NVS	102,485	7,744,791
Coca-Cola Co. (The)	2,691,124	111,170,332
Coca-Cola Enterprises Inc.	259,242	11,440,350
Constellation Brands Inc. Class Aa	178,882	12,589,715
Dr Pepper Snapple Group Inc.	102,880	5,012,314
Monster Beverage Corp.[a,b]	145,788	9,880,053
PepsiCo Inc.	955,015	79,208,944

		237,046,499
BIOTECHNOLOGY — 4.69%
Alexion Pharmaceuticals Inc.[a,b]	210,515	28,011,126
Amgen Inc.	809,683	92,433,412
Biogen Idec Inc.[a]	253,612	70,947,957
Celgene Corp.[a]	442,418	74,750,945
Gilead Sciences Inc.[a,b]	1,646,308	123,720,046

Security	Shares	Value

Regeneron Pharmaceuticals Inc.[a,b]	84,322	$23,208,787
Vertex Pharmaceuticals Inc.[a,b]	250,974	18,647,368

		431,719,641
BUILDING PRODUCTS — 0.08%
Allegion PLC[a]	39,508	1,745,859
Masco Corp.	244,211	5,560,684

		7,306,543
CAPITAL MARKETS — 2.04%
Ameriprise Financial Inc.	208,867	24,030,148
BlackRock Inc.[c]	136,416	43,171,571
Charles Schwab Corp. (The)	1,245,758	32,389,708
E*TRADE Financial Corp.[a]	185,945	3,651,960
Franklin Resources Inc.	433,473	25,024,396
Invesco Ltd.	475,915	17,323,306
State Street Corp.	254,522	18,679,370
T. Rowe Price Group Inc.	280,118	23,465,485

		187,735,944
CHEMICALS — 3.30%
Air Products and Chemicals Inc.	129,289	14,451,924
Airgas Inc.	44,879	5,019,716
CF Industries Holdings Inc.	35,646	8,306,944
E.I. du Pont de Nemours and Co.	566,756	36,822,137
Eastman Chemical Co.	165,256	13,336,159
Ecolab Inc.	291,137	30,356,855
FMC Corp.	143,088	10,797,420
International Flavors & Fragrances Inc.	51,897	4,462,104
LyondellBasell Industries NV Class A	469,027	37,653,488
Monsanto Co.	564,571	65,800,750
PPG Industries Inc.	152,485	28,920,305
Praxair Inc.	186,463	24,245,784
Sherwin-Williams Co. (The)	92,481	16,970,264
Sigma-Aldrich Corp.	71,760	6,746,158

		303,890,008
COMMERCIAL BANKS — 1.12%
Comerica Inc.	196,290	9,331,627
Fifth Third Bancorp	947,852	19,933,327
Huntington Bancshares Inc.	890,915	8,597,330
KeyCorp	962,693	12,919,340
Regions Financial Corp.	738,000	7,298,820
U.S. Bancorp	1,039,239	41,985,256
Zions Bancorp	99,599	2,983,986

		103,049,686
COMMERCIAL SERVICES & SUPPLIES — 0.51%
Cintas Corp.	107,820	6,424,994
Iron Mountain Inc.	80,796	2,452,159
Pitney Bowes Inc.	217,963	5,078,538
Stericycle Inc.[a]	92,014	10,689,266
Tyco International Ltd.	264,763	10,865,873
Waste Management Inc.	257,653	11,560,890

		47,071,720

324

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2013

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.63%
F5 Networks Inc.[a,b]	55,276	$5,022,377
Harris Corp.	54,201	3,783,772
Motorola Solutions Inc.	98,616	6,656,580
QUALCOMM Inc.	1,813,895	134,681,704

		150,144,433
COMPUTERS & PERIPHERALS — 6.61%
Apple Inc.	966,028	542,047,971
NetApp Inc.	248,822	10,236,537
SanDisk Corp.	242,522	17,107,502
Seagate Technology PLC	350,160	19,664,986
Western Digital Corp.	226,008	18,962,071

		608,019,067
CONSTRUCTION & ENGINEERING — 0.03%
Quanta Services Inc.[a]	86,179	2,719,809

		2,719,809
CONSTRUCTION MATERIALS — 0.04%
Vulcan Materials Co.	60,310	3,583,620

		3,583,620
CONSUMER FINANCE — 1.42%
American Express Co.	989,160	89,746,487
Discover Financial Services	514,277	28,773,798
SLM Corp.	468,377	12,308,948

		130,829,233
CONTAINERS & PACKAGING — 0.16%
Ball Corp.	74,910	3,869,851
Owens-Illinois Inc.[a]	103,257	3,694,535
Sealed Air Corp.	210,154	7,155,744

		14,720,130
DISTRIBUTORS — 0.07%
Genuine Parts Co.	72,670	6,045,417

		6,045,417
DIVERSIFIED CONSUMER SERVICES — 0.09%
Graham Holdings Co. Class B	4,707	3,122,247
H&R Block Inc.	192,855	5,600,509

		8,722,756
DIVERSIFIED FINANCIAL SERVICES — 1.52%
Citigroup Inc.	1,497,953	78,058,331
IntercontinentalExchange Group Inc.	123,505	27,778,744
Leucadia National Corp.	155,619	4,410,242
McGraw Hill Financial Inc.	171,534	13,413,959
Moody’s Corp.	203,225	15,947,066

		139,608,342

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.85%
Verizon Communications Inc.	1,597,734	$78,512,649

		78,512,649
ELECTRICAL EQUIPMENT — 0.97%
AMETEK Inc.	262,774	13,840,306
Eaton Corp. PLC	219,065	16,675,228
Emerson Electric Co.	468,610	32,887,050
Rockwell Automation Inc.	148,881	17,591,779
Roper Industries Inc.	62,856	8,716,870

		89,711,233
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.35%
Amphenol Corp. Class A	169,933	15,154,625
FLIR Systems Inc.	100,882	3,036,548
TE Connectivity Ltd.	259,954	14,326,065

		32,517,238
ENERGY EQUIPMENT & SERVICES — 2.33%
FMC Technologies Inc.[a]	254,004	13,261,549
Halliburton Co.	910,707	46,218,380
Helmerich & Payne Inc.	115,003	9,669,452
National Oilwell Varco Inc.	225,217	17,911,508
Schlumberger Ltd.	1,413,970	127,412,837

		214,473,726
FOOD & STAPLES RETAILING — 0.52%
Safeway Inc.	264,788	8,624,145
Walgreen Co.	439,454	25,242,238
Whole Foods Market Inc.	247,714	14,325,301

		48,191,684
FOOD PRODUCTS — 1.24%
Campbell Soup Co.	91,066	3,941,337
General Mills Inc.	374,533	18,692,942
Hershey Co. (The)	160,836	15,638,084
Hormel Foods Corp.	90,048	4,067,468
J.M. Smucker Co. (The)	51,697	5,356,843
Kellogg Co.	143,462	8,761,224
Kraft Foods Group Inc.	639,755	34,495,590
McCormick & Co. Inc. NVS	73,356	5,055,696
Mead Johnson Nutrition Co. Class A	216,854	18,163,691

		114,172,875
HEALTH CARE EQUIPMENT & SUPPLIES — 2.23%
Baxter International Inc.	297,165	20,667,826
Becton, Dickinson and Co.[b]	208,390	23,025,011
Boston Scientific Corp.[a]	1,433,535	17,231,091
C.R. Bard Inc.	83,626	11,200,866
CareFusion Corp.[a]	95,775	3,813,761
Covidien PLC	237,054	16,143,377
DENTSPLY International Inc.	84,656	4,104,123
Edwards Lifesciences Corp.[a]	63,748	4,192,069
Intuitive Surgical Inc.[a]	25,740	9,886,219
Medtronic Inc.	610,973	35,063,741
St. Jude Medical Inc.	313,300	19,408,935

325

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2013

Security	Shares	Value

Stryker Corp.	316,903	$23,812,091
Varian Medical Systems Inc.[a]	70,070	5,443,738
Zimmer Holdings Inc.	121,155	11,290,434

		205,283,282
HEALTH CARE PROVIDERS & SERVICES — 0.71%
AmerisourceBergen Corp.	113,460	7,977,372
Cigna Corp.	296,765	25,961,002
DaVita HealthCare Partners Inc.[a,b]	117,305	7,433,618
Laboratory Corp. of America Holdings[a,b]	49,037	4,480,511
McKesson Corp.	108,512	17,513,837
Tenet Healthcare Corp.[a]	41,753	1,758,636

		65,124,976
HEALTH CARE TECHNOLOGY — 0.19%
Cerner Corp.[a,b]	316,943	17,666,403

		17,666,403
HOTELS, RESTAURANTS & LEISURE — 2.34%
Chipotle Mexican Grill Inc.[a,b]	33,225	17,701,616
International Game Technology	174,580	3,170,373
Marriott International Inc. Class A	139,554	6,888,385
McDonald’s Corp.	608,947	59,086,127
Starbucks Corp.	809,107	63,425,898
Starwood Hotels & Resorts Worldwide Inc.	205,609	16,335,635
Wyndham Worldwide Corp.	139,898	10,309,084
Wynn Resorts Ltd.	86,728	16,843,445
Yum! Brands Inc.	286,876	21,690,694

		215,451,257
HOUSEHOLD DURABLES — 0.29%
Garmin Ltd.	55,741	2,576,349
Harman International Industries Inc.	72,290	5,916,937
Lennar Corp. Class A	82,997	3,283,361
Mohawk Industries Inc.[a]	65,470	9,748,483
Newell Rubbermaid Inc.	159,564	5,171,469

		26,696,599
HOUSEHOLD PRODUCTS — 2.08%
Clorox Co. (The)	80,221	7,441,300
Colgate-Palmolive Co.	575,649	37,538,071
Kimberly-Clark Corp.	241,753	25,253,518
Procter & Gamble Co. (The)	1,488,421	121,172,354

		191,405,243
INDUSTRIAL CONGLOMERATES — 1.59%
3M Co.	686,728	96,313,602
Danaher Corp.	643,763	49,698,504

		146,012,106
INSURANCE — 1.23%
Aon PLC	323,213	27,114,339
Lincoln National Corp.	126,411	6,525,336
Marsh & McLennan Companies Inc.	388,867	18,805,608
Principal Financial Group Inc.	155,527	7,669,036
Prudential Financial Inc.	497,106	45,843,115

Security	Shares	Value

Torchmark Corp.	96,921	$7,574,376

		113,531,810
INTERNET & CATALOG RETAIL — 2.83%
Amazon.com Inc.[a]	398,082	158,751,121
Expedia Inc.	65,559	4,566,840
Netflix Inc.[a,b]	63,621	23,423,344
Priceline.com Inc.[a]	55,221	64,188,890
TripAdvisor Inc.[a,b]	118,965	9,853,871

		260,784,066
INTERNET SOFTWARE & SERVICES — 5.85%
Akamai Technologies Inc.[a,b]	192,069	9,061,815
eBay Inc.[a]	838,144	46,005,724
Facebook Inc. Class Aa	1,765,895	96,523,821
Google Inc. Class Aa	301,311	337,682,251
VeriSign Inc.[a]	138,163	8,259,384
Yahoo! Inc.[a]	1,012,924	40,962,647

		538,495,642
IT SERVICES — 5.30%
Accenture PLC Class A	382,229	31,426,868
Alliance Data Systems Corp.[a,b]	52,299	13,750,976
Automatic Data Processing Inc.	516,879	41,768,992
Cognizant Technology Solutions Corp. Class Aa	324,772	32,795,477
Fidelity National Information Services Inc.	312,573	16,778,919
Fiserv Inc.[a]	278,326	16,435,150
International Business Machines Corp.	493,156	92,501,271
MasterCard Inc. Class A	111,156	92,866,392
Paychex Inc.	233,791	10,644,504
Teradata Corp.[a,b]	89,919	4,090,415
Total System Services Inc.	178,688	5,946,737
Visa Inc. Class A	546,747	121,749,622
Western Union Co.	372,465	6,425,021

		487,180,344
LEISURE EQUIPMENT & PRODUCTS — 0.15%
Hasbro Inc.	69,777	3,838,433
Mattel Inc.	214,355	10,199,011

		14,037,444
LIFE SCIENCES TOOLS & SERVICES — 0.81%
Agilent Technologies Inc.	241,505	13,811,671
Life Technologies Corp.[a]	127,894	9,694,365
PerkinElmer Inc.	64,284	2,650,429
Thermo Fisher Scientific Inc.	387,981	43,201,685
Waters Corp.[a,b]	54,606	5,460,600

		74,818,750
MACHINERY — 1.43%
Cummins Inc.	123,469	17,405,425
Dover Corp.	128,040	12,360,982
Flowserve Corp.	149,732	11,803,374
Illinois Tool Works Inc.	241,115	20,272,949
Ingersoll-Rand PLC	161,054	9,920,926
PACCAR Inc.	380,168	22,494,540
Pall Corp.	78,309	6,683,673

326

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2013

Security	Shares	Value

Parker Hannifin Corp.	94,535	$12,160,982
Pentair Ltd. Registered	130,537	10,138,809
Snap-on Inc.	35,140	3,848,533
Xylem Inc.	119,443	4,132,728

		131,222,921
MEDIA — 5.84%
CBS Corp. Class B NVS	599,188	38,192,243
Comcast Corp. Class A	2,797,958	145,395,888
DIRECTV[a]	524,658	36,248,621
Discovery Communications Inc. Series Aa,b	242,291	21,907,952
Interpublic Group of Companies Inc. (The)	446,164	7,897,103
News Corp. Class A NVS[a]	534,335	9,628,717
Omnicom Group Inc.	276,309	20,549,100
Scripps Networks Interactive Inc. Class Ab	117,613	10,162,939
Time Warner Cable Inc.	302,647	41,008,669
Time Warner Inc.	534,250	37,247,910
Twenty-First Century Fox Inc. Class A	1,158,790	40,766,232
Viacom Inc. Class B NVS	435,736	38,057,182
Walt Disney Co. (The)	1,175,619	89,817,292

		536,879,848
MULTI-UTILITIES — 0.22%
Dominion Resources Inc.	311,587	20,156,563

		20,156,563
MULTILINE RETAIL — 0.29%
Dollar General Corp.[a]	145,408	8,771,010
Dollar Tree Inc.[a]	223,416	12,605,131
Nordstrom Inc.	81,000	5,005,800

		26,381,941
OIL, GAS & CONSUMABLE FUELS — 3.18%
Anadarko Petroleum Corp.	286,379	22,715,582
Cabot Oil & Gas Corp.	452,167	17,525,993
Chesapeake Energy Corp.	265,400	7,202,956
EOG Resources Inc.	293,078	49,190,211
EQT Corp.	161,815	14,527,751
Kinder Morgan Inc.	722,889	26,024,004
Marathon Petroleum Corp.	142,199	13,043,914
Newfield Exploration Co.[a]	88,127	2,170,568
Noble Energy Inc.	385,736	26,272,479
Occidental Petroleum Corp.	398,102	37,859,500
Pioneer Natural Resources Co.	153,121	28,184,982
Range Resources Corp.	175,452	14,792,358
Southwestern Energy Co.[a]	214,417	8,433,021
Spectra Energy Corp.	338,096	12,042,980
Williams Companies Inc. (The)	330,182	12,735,120

		292,721,419
PERSONAL PRODUCTS — 0.26%
Avon Products Inc.	191,906	3,304,621
Estee Lauder Companies Inc. (The) Class A	274,911	20,706,297

		24,010,918
PHARMACEUTICALS — 6.77%
AbbVie Inc.	1,708,053	90,202,279

Security	Shares	Value

Actavis PLC[a]	186,863	$31,392,984
Allergan Inc.	319,046	35,439,630
Bristol-Myers Squibb Co.	1,149,091	61,074,187
Forest Laboratories Inc.[a]	132,149	7,932,904
Hospira Inc.[a]	82,332	3,398,665
Johnson & Johnson	1,787,273	163,696,334
Merck & Co. Inc.	1,474,462	73,796,823
Mylan Inc.[a,b]	411,054	17,839,744
Perrigo Co. PLC	143,570	22,032,252
Pfizer Inc.	3,409,661	104,437,916
Zoetis Inc.	354,297	11,581,969

		622,825,687
PROFESSIONAL SERVICES — 0.29%
Dun & Bradstreet Corp. (The)	40,761	5,003,413
Equifax Inc.	130,561	9,020,459
Nielsen Holdings NV	149,069	6,840,776
Robert Half International Inc.	148,336	6,228,629

		27,093,277
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.91%
American Tower Corp.	423,701	33,819,814
Apartment Investment and Management Co. Class A	75,583	1,958,356
AvalonBay Communities Inc.[b]	53,398	6,313,246
Boston Properties Inc.	81,995	8,229,838
Equity Residential	165,407	8,579,661
General Growth Properties Inc.	246,980	4,956,889
Health Care REIT Inc.	213,849	11,455,891
Host Hotels & Resorts Inc.[b]	527,767	10,259,790
Kimco Realty Corp.	198,939	3,929,045
Macerich Co. (The)[b]	150,797	8,880,435
Plum Creek Timber Co. Inc.[b]	107,727	5,010,383
Prologis Inc.	315,915	11,673,059
Public Storage	88,445	13,312,741
Simon Property Group Inc.	193,248	29,404,616
Ventas Inc.	154,614	8,856,290
Vornado Realty Trust	98,917	8,782,840

		175,422,894
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
CBRE Group Inc. Class Aa	202,311	5,320,779

		5,320,779
ROAD & RAIL — 1.61%
CSX Corp.	696,527	20,039,082
Kansas City Southern Industries Inc.	118,330	14,652,804
Norfolk Southern Corp.	331,661	30,788,090
Union Pacific Corp.	494,490	83,074,320

		148,554,296
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.46%
Altera Corp.	142,069	4,621,505
Analog Devices Inc.	156,740	7,982,768
Applied Materials Inc.	723,995	12,807,472
First Solar Inc.[a]	76,185	4,162,748
KLA-Tencor Corp.	178,917	11,532,990
Lam Research Corp.[a]	87,615	4,770,637
Linear Technology Corp.	142,904	6,509,277

327

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2013

Security	Shares	Value

LSI Corp.	399,858	$4,406,435
Microchip Technology Inc.	212,887	9,526,693
Micron Technology Inc.[a]	1,129,319	24,573,981
NVIDIA Corp.	299,686	4,800,970
Texas Instruments Inc.	705,101	30,960,985
Xilinx Inc.	158,115	7,260,641

		133,917,102
SOFTWARE — 5.71%
Adobe Systems Inc.[a]	499,136	29,888,264
Autodesk Inc.[a]	242,209	12,190,379
CA Inc.	229,866	7,734,991
Citrix Systems Inc.[a]	123,881	7,835,473
Electronic Arts Inc.[a,b]	331,424	7,602,867
Intuit Inc.	305,829	23,340,869
Microsoft Corp.	8,156,284	305,289,710
Oracle Corp.	2,034,580	77,843,031
Red Hat Inc.[a]	203,447	11,401,170
Salesforce.com Inc.[a]	595,623	32,872,433
Symantec Corp.	403,329	9,510,498

		525,509,685
SPECIALTY RETAIL — 3.06%
AutoZone Inc.[a,b]	36,544	17,465,839
Bed Bath & Beyond Inc.[a]	230,562	18,514,129
Best Buy Co. Inc.	143,261	5,713,249
CarMax Inc.[a,b]	133,916	6,296,730
GameStop Corp. Class A	59,288	2,920,527
Gap Inc. (The)	187,353	7,321,755
Home Depot Inc. (The)	982,781	80,922,188
L Brands Inc.	167,544	10,362,596
Lowe’s Companies Inc.	673,719	33,382,776
O’Reilly Automotive Inc.[a]	115,228	14,830,996
PetSmart Inc.	57,089	4,153,225
Ross Stores Inc.	232,640	17,431,715
Tiffany & Co.	118,222	10,968,637
TJX Companies Inc. (The)	763,586	48,663,336
Urban Outfitters Inc.[a]	71,789	2,663,372

		281,611,070
TEXTILES, APPAREL & LUXURY GOODS — 1.45%
Coach Inc.	180,666	10,140,783
Fossil Group Inc.[a]	52,590	6,307,645
Michael Kors Holdings Ltd.[a,b]	192,593	15,636,626
Nike Inc. Class B	802,272	63,090,670
PVH Corp.	55,074	7,491,165
Ralph Lauren Corp.	38,321	6,766,339
VF Corp.	380,092	23,694,935

		133,128,163
THRIFTS & MORTGAGE FINANCE — 0.03%
People’s United Financial Inc.	171,463	2,592,521

		2,592,521
TOBACCO — 1.70%
Altria Group Inc.	1,138,087	43,691,160
Lorillard Inc.	395,487	20,043,281
Philip Morris International Inc.	963,304	83,932,678

Security	Shares	Value

Reynolds American Inc.	168,087	$8,402,669

		156,069,788
TRADING COMPANIES & DISTRIBUTORS — 0.34%
Fastenal Co.	293,099	13,925,134
W.W. Grainger Inc.	66,331	16,942,264

		30,867,398
WIRELESS TELECOMMUNICATION SERVICES — 0.29%
Crown Castle International Corp.[a]	358,680	26,337,872

		26,337,872

TOTAL COMMON STOCKS
(Cost: $6,536,730,602)		9,183,898,803

SHORT-TERM INVESTMENTS — 2.48%

MONEY MARKET FUNDS — 2.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	209,758,311	209,758,311
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	12,286,202	12,286,202
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,514,238	6,514,238

		228,558,751

TOTAL SHORT-TERM INVESTMENTS
(Cost: $228,558,751)		228,558,751

TOTAL INVESTMENTS IN SECURITIES — 102.31%
(Cost: $6,765,289,353)		9,412,457,554
Other Assets, Less Liabilities — (2.31)%		(212,640,803)

NET ASSETS — 100.00%		$9,199,816,751

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

328

Schedule of Investments  (Unaudited)

iSHARES® S&P 500 VALUE ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 1.79%
General Dynamics Corp.	147,675	$14,110,346
Honeywell International Inc.	218,220	19,938,761
L-3 Communications Holdings Inc.	72,224	7,717,857
Lockheed Martin Corp.	85,729	12,744,473
Northrop Grumman Corp.	103,351	11,845,058
Raytheon Co.	130,467	11,833,357
Rockwell Collins Inc.	49,878	3,686,982
United Technologies Corp.	303,846	34,577,675

		116,454,509
AIR FREIGHT & LOGISTICS — 0.45%
C.H. Robinson Worldwide Inc.	124,389	7,256,854
Expeditors International of Washington Inc.	91,066	4,029,671
FedEx Corp.	126,596	18,200,707

		29,487,232
AUTO COMPONENTS — 0.12%
Delphi Automotive PLC	126,338	7,596,704

		7,596,704
AUTOMOBILES — 1.35%
Ford Motor Co.	3,226,809	49,789,663
General Motors Co.[a]	931,717	38,079,274

		87,868,937
BEVERAGES — 1.72%
Beam Inc.	133,022	9,053,477
Brown-Forman Corp. Class B NVS	54,496	4,118,263
Coca-Cola Co. (The)	1,056,283	43,635,051
Dr Pepper Snapple Group Inc.	85,586	4,169,750
Molson Coors Brewing Co. Class B NVS	129,703	7,282,823
PepsiCo Inc.	526,920	43,702,745

		111,962,109
BUILDING PRODUCTS — 0.07%
Allegion PLC[a]	43,222	1,909,980
Masco Corp.	105,422	2,400,459

		4,310,439
CAPITAL MARKETS — 2.43%
Bank of New York Mellon Corp. (The)	939,517	32,826,724
E*TRADE Financial Corp.[a]	94,237	1,850,815
Goldman Sachs Group Inc. (The)	344,824	61,123,502
Legg Mason Inc.[b]	87,081	3,786,282
Morgan Stanley	1,133,348	35,541,793
Northern Trust Corp.	183,453	11,353,906
State Street Corp.	164,953	12,105,901

		158,588,923

Security	Shares	Value

CHEMICALS — 1.73%
Air Products and Chemicals Inc.	74,074	$8,279,992
Airgas Inc.	20,144	2,253,106
CF Industries Holdings Inc.	19,746	4,601,608
Dow Chemical Co. (The)	992,192	44,053,325
E.I. du Pont de Nemours and Co.	325,732	21,162,808
International Flavors & Fragrances Inc.	27,415	2,357,142
Mosaic Co. (The)	278,454	13,162,520
Praxair Inc.	98,609	12,822,128
Sigma-Aldrich Corp.	43,191	4,060,386

		112,753,015
COMMERCIAL BANKS — 4.58%
BB&T Corp.	576,603	21,518,824
M&T Bank Corp.	106,390	12,385,924
PNC Financial Services Group Inc. (The)[c]	435,281	33,769,100
Regions Financial Corp.	565,010	5,587,949
SunTrust Banks Inc.	437,711	16,112,142
U.S. Bancorp	702,150	28,366,860
Wells Fargo & Co.	3,921,668	178,043,727
Zions Bancorp	75,722	2,268,631

		298,053,157
COMMERCIAL SERVICES & SUPPLIES — 0.47%
ADT Corp. (The)	164,058	6,639,427
Iron Mountain Inc.	78,177	2,372,672
Republic Services Inc.	221,540	7,355,128
Tyco International Ltd.	179,396	7,362,412
Waste Management Inc.	161,072	7,227,301

		30,956,940
COMMUNICATIONS EQUIPMENT — 1.85%
Cisco Systems Inc.	4,374,070	98,197,871
F5 Networks Inc.[a,b]	21,645	1,966,665
Harris Corp.	46,065	3,215,798
Juniper Networks Inc.[a]	411,957	9,297,869
Motorola Solutions Inc.	113,327	7,649,573

		120,327,776
COMPUTERS & PERIPHERALS — 1.38%
EMC Corp.	1,683,424	42,338,113
Hewlett-Packard Co.	1,572,160	43,989,037
NetApp Inc.	89,465	3,680,590

		90,007,740
CONSTRUCTION & ENGINEERING — 0.32%
Fluor Corp.	133,370	10,708,277
Jacobs Engineering Group Inc.[a,b]	108,046	6,805,818
Quanta Services Inc.[a,b]	111,555	3,520,676

		21,034,771
CONSTRUCTION MATERIALS — 0.06%
Vulcan Materials Co.	60,780	3,611,547

		3,611,547

329

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2013

Security	Shares	Value

CONSUMER FINANCE — 0.55%
Capital One Financial Corp.	471,641	$36,132,417

		36,132,417
CONTAINERS & PACKAGING — 0.28%
Avery Dennison Corp.	79,255	3,977,809
Ball Corp.	61,693	3,187,060
Bemis Co. Inc.	84,442	3,458,744
MeadWestvaco Corp.	145,917	5,388,715
Owens-Illinois Inc.[a,b]	56,844	2,033,878

		18,046,206
DISTRIBUTORS — 0.09%
Genuine Parts Co.	70,909	5,898,920

		5,898,920
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	76,215	2,213,283

		2,213,283
DIVERSIFIED FINANCIAL SERVICES — 9.14%
Bank of America Corp.	8,726,107	135,865,486
Berkshire Hathaway Inc. Class Ba	1,472,637	174,595,843
Citigroup Inc.	1,339,880	69,821,147
CME Group Inc.	257,852	20,231,068
J.P. Morgan Chase & Co.	3,075,467	179,853,310
Leucadia National Corp.	138,871	3,935,604
McGraw Hill Financial Inc.	91,078	7,122,299
NASDAQ OMX Group Inc. (The)	94,850	3,775,030

		595,199,787
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.53%
AT&T Inc.	4,309,833	151,533,728
CenturyLink Inc.	483,247	15,391,417
Frontier Communications Corp.[b]	819,938	3,812,712
Verizon Communications Inc.	1,123,736	55,220,387
Windstream Holdings Inc.[b]	488,965	3,901,941

		229,860,185
ELECTRIC UTILITIES — 3.33%
American Electric Power Co. Inc.	398,576	18,629,442
Duke Energy Corp.	577,537	39,855,828
Edison International	266,191	12,324,643
Entergy Corp.	145,473	9,204,077
Exelon Corp.	700,902	19,197,706
FirstEnergy Corp.	341,541	11,264,022
NextEra Energy Inc.	352,305	30,164,354
Northeast Utilities	257,285	10,906,311
Pepco Holdings Inc.	204,877	3,919,297
Pinnacle West Capital Corp.	90,270	4,777,088
PPL Corp.	515,311	15,505,708
Southern Co. (The)	721,277	29,651,698
Xcel Energy Inc.	406,442	11,355,990

		216,756,164

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.56%
Eaton Corp. PLC	221,202	$16,837,896
Emerson Electric Co.	218,716	15,349,489
Roper Industries Inc.	33,401	4,632,051

		36,819,436
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
Corning Inc.	1,183,755	21,094,514
FLIR Systems Inc.	39,509	1,189,221
Jabil Circuit Inc.	151,660	2,644,951
TE Connectivity Ltd.	138,021	7,606,337

		32,535,023
ENERGY EQUIPMENT & SERVICES — 1.36%
Baker Hughes Inc.	362,538	20,033,850
Cameron International Corp.[a,b]	194,273	11,565,072
Diamond Offshore Drilling Inc.	57,025	3,245,863
Ensco PLC Class A	190,704	10,904,455
Nabors Industries Ltd.[b]	213,073	3,620,110
National Oilwell Varco Inc.	178,459	14,192,844
Nobel Corp. PLC	206,491	7,737,218
Rowan Companies PLC Class Aa,b	101,912	3,603,608
Transocean Ltd.	276,983	13,688,500

		88,591,520
FOOD & STAPLES RETAILING — 4.28%
Costco Wholesale Corp.	357,427	42,537,387
CVS Caremark Corp.	973,731	69,689,928
Kroger Co. (The)	425,639	16,825,510
Sysco Corp.	475,687	17,172,301
Wal-Mart Stores Inc.	1,323,602	104,154,241
Walgreen Co.	377,545	21,686,185
Whole Foods Market Inc.	116,002	6,708,395

		278,773,947
FOOD PRODUCTS — 1.91%
Archer-Daniels-Midland Co.	538,207	23,358,184
Campbell Soup Co.	78,064	3,378,610
ConAgra Foods Inc.	344,578	11,612,278
General Mills Inc.	233,114	11,634,720
Hormel Foods Corp.	41,960	1,895,333
J.M. Smucker Co. (The)	46,574	4,825,998
Kellogg Co.	101,255	6,183,643
McCormick & Co. Inc. NVS	51,995	3,583,495
Mondelez International Inc. Class A	1,434,713	50,645,369
Tyson Foods Inc. Class A	222,809	7,455,189

		124,572,819
GAS UTILITIES — 0.23%
AGL Resources Inc.	97,444	4,602,280
ONEOK Inc.	168,379	10,469,806

		15,072,086
HEALTH CARE EQUIPMENT & SUPPLIES — 1.81%
Abbott Laboratories	1,264,878	48,482,774
Baxter International Inc.	217,406	15,120,587

330

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2013

Security	Shares	Value

CareFusion Corp.[a]	100,551	$4,003,941
Covidien PLC	195,466	13,311,234
DENTSPLY International Inc.	52,660	2,552,957
Edwards Lifesciences Corp.[a]	41,284	2,714,836
Intuitive Surgical Inc.[a]	11,554	4,437,660
Medtronic Inc.	351,139	20,151,867
Varian Medical Systems Inc.[a,b]	32,956	2,560,352
Zimmer Holdings Inc.	47,389	4,416,181

		117,752,389
HEALTH CARE PROVIDERS & SERVICES — 3.46%
Aetna Inc.	300,599	20,618,085
AmerisourceBergen Corp.	101,897	7,164,378
Cardinal Health Inc.	279,308	18,660,568
DaVita HealthCare Partners Inc.[a,b]	55,031	3,487,314
Express Scripts Holding Co.[a]	659,194	46,301,787
Humana Inc.	127,406	13,150,847
Laboratory Corp. of America Holdings[a,b]	34,415	3,144,499
McKesson Corp.	105,212	16,981,217
Patterson Companies Inc.	68,390	2,817,668
Quest Diagnostics Inc.[b]	119,294	6,387,001
Tenet Healthcare Corp.[a,b]	49,653	2,091,384
UnitedHealth Group Inc.	823,607	62,017,607
WellPoint Inc.	241,644	22,325,489

		225,147,844
HOTELS, RESTAURANTS & LEISURE — 1.08%
Carnival Corp.	358,024	14,381,824
Darden Restaurants Inc.	107,105	5,823,299
International Game Technology	71,462	1,297,750
Marriott International Inc. Class A	77,400	3,820,464
McDonald’s Corp.	350,006	33,961,082
Yum! Brands Inc.	145,439	10,996,643

		70,281,062
HOUSEHOLD DURABLES — 0.52%
D.R. Horton Inc.	233,124	5,203,328
Garmin Ltd.	58,515	2,704,563
Leggett & Platt Inc.	115,837	3,583,997
Lennar Corp. Class A	74,064	2,929,972
Newell Rubbermaid Inc.	113,084	3,665,052
PulteGroup Inc.	282,804	5,760,717
Whirlpool Corp.	64,067	10,049,550

		33,897,179
HOUSEHOLD PRODUCTS — 1.91%
Clorox Co. (The)	44,459	4,124,017
Colgate-Palmolive Co.	280,381	18,283,645
Kimberly-Clark Corp.	127,879	13,358,240
Procter & Gamble Co. (The)	1,089,654	88,708,732

		124,474,634
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.24%
AES Corp. (The)	535,145	7,764,954
NRG Energy Inc.	265,301	7,619,445

		15,384,399

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 3.56%
General Electric Co.	8,277,264	$232,011,710

		232,011,710
INSURANCE — 4.92%
ACE Ltd.	278,178	28,799,768
Aflac Inc.	381,258	25,468,034
Allstate Corp. (The)	372,045	20,291,334
American International Group Inc.	1,204,496	61,489,521
Assurant Inc.	59,650	3,958,971
Chubb Corp. (The)	205,522	19,859,591
Cincinnati Financial Corp.	120,952	6,334,256
Genworth Financial Inc. Class Aa	405,446	6,296,576
Hartford Financial Services Group Inc. (The)	365,357	13,236,884
Lincoln National Corp.	118,364	6,109,950
Loews Corp.	249,846	12,052,571
Marsh & McLennan Companies Inc.	153,055	7,401,740
MetLife Inc.	917,098	49,449,924
Principal Financial Group Inc.	105,548	5,204,572
Progressive Corp. (The)	450,939	12,297,107
Travelers Companies Inc. (The)	297,807	26,963,446
Unum Group	214,235	7,515,364
XL Group PLC	231,992	7,386,625

		320,116,234
INTERNET & CATALOG RETAIL — 0.04%
Expedia Inc.	34,436	2,398,812

		2,398,812
INTERNET SOFTWARE & SERVICES — 0.26%
eBay Inc.[a]	314,485	17,262,082

		17,262,082
IT SERVICES — 1.87%
Accenture PLC Class A	228,796	18,811,607
Computer Sciences Corp.	120,758	6,747,957
International Business Machines Corp.	459,267	86,144,711
Paychex Inc.	87,986	4,006,003
Teradata Corp.[a,b]	65,679	2,987,738
Western Union Co.	167,616	2,891,376

		121,589,392
LEISURE EQUIPMENT & PRODUCTS — 0.12%
Hasbro Inc.	41,681	2,292,872
Mattel Inc.	113,825	5,415,793

		7,708,665
LIFE SCIENCES TOOLS & SERVICES — 0.20%
Agilent Technologies Inc.	86,833	4,965,979
Life Technologies Corp.[a]	43,908	3,328,227
PerkinElmer Inc.	43,331	1,786,537
Waters Corp.[a,b]	27,932	2,793,200

		12,873,943

331

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2013

Security	Shares	Value

MACHINERY — 2.14%
Caterpillar Inc.	520,579	$47,273,779
Cummins Inc.	48,599	6,851,001
Deere & Co.	313,170	28,601,816
Dover Corp.	41,927	4,047,632
Illinois Tool Works Inc.	150,120	12,622,090
Ingersoll-Rand PLC	96,701	5,956,782
Joy Global Inc.	87,180	5,099,158
Pall Corp.	30,899	2,637,230
Parker Hannifin Corp.	50,192	6,456,699
Pentair Ltd. Registered	63,772	4,953,171
Snap-on Inc.	20,989	2,298,715
Stanley Black & Decker Inc.	126,703	10,223,665
Xylem Inc.	60,536	2,094,546

		139,116,284
MEDIA — 1.40%
Cablevision NY Group Class A	175,612	3,148,723
Gannett Co. Inc.	186,945	5,529,833
Time Warner Inc.	333,021	23,218,224
Twenty-First Century Fox Inc. Class A	722,334	25,411,710
Walt Disney Co. (The)	441,167	33,705,159

		91,013,649
METALS & MINING — 1.14%
Alcoa Inc.	872,362	9,273,208
Allegheny Technologies Inc.	88,578	3,156,034
Cliffs Natural Resources Inc.[b]	125,608	3,292,186
Freeport-McMoRan Copper & Gold Inc.	849,229	32,049,902
Newmont Mining Corp.	406,196	9,354,694
Nucor Corp.	260,069	13,882,483
United States Steel Corp.[b]	118,672	3,500,824

		74,509,331
MULTI-UTILITIES — 2.03%
Ameren Corp.	199,037	7,197,178
CenterPoint Energy Inc.	349,461	8,100,506
CMS Energy Corp.	218,202	5,841,268
Consolidated Edison Inc.	239,344	13,230,936
Dominion Resources Inc.	237,293	15,350,484
DTE Energy Co.	144,277	9,578,550
Integrys Energy Group Inc.	65,467	3,562,060
NiSource Inc.	255,475	8,400,018
PG&E Corp.	367,325	14,795,851
Public Service Enterprise Group Inc.	413,384	13,244,823
SCANA Corp.	115,295	5,410,794
Sempra Energy	185,892	16,685,666
TECO Energy Inc.	167,560	2,888,734
Wisconsin Energy Corp.	184,610	7,631,778

		131,918,646
MULTILINE RETAIL — 1.14%
Dollar General Corp.[a,b]	129,678	7,822,177
Family Dollar Stores Inc.	79,312	5,152,901
Kohl’s Corp.	164,210	9,318,918
Macy’s Inc.	301,311	16,090,007
Nordstrom Inc.	55,165	3,409,197

Security	Shares	Value

Target Corp.	517,064	$32,714,639

		74,507,839
OFFICE ELECTRONICS — 0.18%
Xerox Corp.	945,083	11,501,660

		11,501,660
OIL, GAS & CONSUMABLE FUELS — 14.00%
Anadarko Petroleum Corp.	193,396	15,340,171
Apache Corp.	326,578	28,066,113
Chesapeake Energy Corp.	211,470	5,739,296
Chevron Corp.	1,573,388	196,531,895
ConocoPhillips	1,002,240	70,808,256
CONSOL Energy Inc.	187,803	7,144,026
Denbury Resources Inc.[a]	300,797	4,942,095
Devon Energy Corp.	312,162	19,313,463
Exxon Mobil Corp.	3,574,013	361,690,116
Hess Corp.	232,660	19,310,780
Marathon Oil Corp.	569,816	20,114,505
Marathon Petroleum Corp.	137,708	12,631,955
Murphy Oil Corp.	143,392	9,303,273
Newfield Exploration Co.[a]	44,664	1,100,074
Occidental Petroleum Corp.	356,067	33,861,972
Peabody Energy Corp.	221,344	4,322,848
Phillips 66	490,444	37,827,946
QEP Resources Inc.	147,064	4,507,512
Southwestern Energy Co.[a,b]	123,700	4,865,121
Spectra Energy Corp.	289,841	10,324,136
Tesoro Corp.	108,963	6,374,335
Valero Energy Corp.	441,344	22,243,738
Williams Companies Inc. (The)	306,987	11,840,488
WPX Energy Inc.[a,b]	164,725	3,357,095

		911,561,209
PAPER & FOREST PRODUCTS — 0.27%
International Paper Co.	362,852	17,790,633

		17,790,633
PERSONAL PRODUCTS — 0.06%
Avon Products Inc.	209,937	3,615,115

		3,615,115
PHARMACEUTICALS — 4.80%
Bristol-Myers Squibb Co.	471,401	25,054,963
Eli Lilly and Co.	811,057	41,363,907
Forest Laboratories Inc.[a]	93,349	5,603,740
Hospira Inc.[a,b]	73,477	3,033,131
Johnson & Johnson	946,368	86,677,845
Merck & Co. Inc.	1,266,898	63,408,245
Pfizer Inc.	2,704,087	82,826,185
Zoetis Inc.	139,456	4,558,817

		312,526,833
PROFESSIONAL SERVICES — 0.07%
Nielsen Holdings NV	93,409	4,286,539

		4,286,539

332

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2013

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.75%
Apartment Investment and Management Co. Class A	62,243	$1,612,716
AvalonBay Communities Inc.	58,877	6,961,028
Boston Properties Inc.	62,704	6,293,600
Equity Residential[b]	147,510	7,651,344
General Growth Properties Inc.	251,367	5,044,936
HCP Inc.[b]	372,896	13,543,583
Health Care REIT Inc.	73,407	3,932,413
Host Hotels & Resorts Inc.	217,134	4,221,085
Kimco Realty Corp.	184,839	3,650,570
Plum Creek Timber Co. Inc.	62,402	2,902,317
Prologis Inc.	167,734	6,197,771
Public Storage	50,651	7,623,988
Simon Property Group Inc.	106,592	16,219,039
Ventas Inc.	123,032	7,047,273
Vornado Realty Trust	67,067	5,954,879
Weyerhaeuser Co.	476,445	15,041,369

		113,897,911
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.03%
CBRE Group Inc. Class Aa,b	73,072	1,921,794

		1,921,794
ROAD & RAIL — 0.18%
CSX Corp.	297,564	8,560,916
Ryder System Inc.	43,142	3,183,017

		11,743,933
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.63%
Altera Corp.	155,421	5,055,845
Analog Devices Inc.	135,232	6,887,366
Applied Materials Inc.	434,632	7,688,640
Broadcom Corp. Class A	440,884	13,072,211
Intel Corp.	4,066,797	105,574,050
Lam Research Corp.[a,b]	66,607	3,626,751
Linear Technology Corp.	82,596	3,762,248
LSI Corp.	143,046	1,576,367
NVIDIA Corp.	246,807	3,953,848
Texas Instruments Inc.	357,982	15,718,990
Xilinx Inc.	98,493	4,522,798

		171,439,114
SOFTWARE — 0.97%
CA Inc.	90,620	3,049,363
Citrix Systems Inc.[a]	58,103	3,675,015
Oracle Corp.	1,320,562	50,524,702
Symantec Corp.	262,641	6,193,075

		63,442,155
SPECIALTY RETAIL — 1.29%
AutoNation Inc.[a,b]	52,960	2,631,582
Best Buy Co. Inc.	114,356	4,560,517
CarMax Inc.[a,b]	80,614	3,790,470
GameStop Corp. Class A	50,822	2,503,492
Gap Inc. (The)	73,879	2,887,191
Home Depot Inc. (The)	403,190	33,198,665
L Brands Inc.	72,007	4,453,633

Security	Shares	Value

Lowe’s Companies Inc.	342,115	$16,951,798
PetSmart Inc.	41,693	3,033,166
Staples Inc.	538,623	8,558,720
Urban Outfitters Inc.[a]	34,889	1,294,382

		83,863,616
TEXTILES, APPAREL & LUXURY GOODS — 0.18%
Coach Inc.	92,025	5,165,363
PVH Corp.	24,758	3,367,583
Ralph Lauren Corp.	19,565	3,454,592

		11,987,538
THRIFTS & MORTGAGE FINANCE — 0.09%
Hudson City Bancorp Inc.	390,120	3,678,831
People’s United Financial Inc.	130,349	1,970,877

		5,649,708
TOBACCO — 1.32%
Altria Group Inc.	768,941	29,519,645
Philip Morris International Inc.	576,697	50,247,610
Reynolds American Inc.	128,567	6,427,064

		86,194,319

TOTAL COMMON STOCKS
(Cost: $5,414,022,172)		6,496,871,763

SHORT-TERM INVESTMENTS — 0.82%

MONEY MARKET FUNDS — 0.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	45,053,011	45,053,011
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,638,896	2,638,896
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,856,486	5,856,486

		53,548,393

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,548,393)		53,548,393

TOTAL INVESTMENTS IN SECURITIES — 100.59%
(Cost: $5,467,570,565)		6,550,420,156
Other Assets, Less Liabilities — (0.59)%		(38,320,572)

NET ASSETS — 100.00%		$6,512,099,584

NVS  —  Non-Voting Shares

[a]	Non-income earning security.

333

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2013

[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

334

Schedule of Investments  (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 1.59%
Alliant Techsystems Inc.	85,292	$10,378,330
B/E Aerospace Inc.[a]	573,303	49,894,560
Huntington Ingalls Industries Inc.	149,477	13,454,425

		73,727,315
AIRLINES — 0.64%
Alaska Air Group Inc.	404,560	29,682,567

		29,682,567
AUTO COMPONENTS — 0.60%
Gentex Corp.	842,571	27,796,417

		27,796,417
AUTOMOBILES — 0.15%
Thor Industries Inc.	127,742	7,055,191

		7,055,191
BIOTECHNOLOGY — 1.30%
Cubist Pharmaceuticals Inc.[a,b]	431,155	29,693,645
United Therapeutics Corp.[a]	269,014	30,420,103

		60,113,748
BUILDING PRODUCTS — 1.80%
A.O. Smith Corp.	446,106	24,062,957
Fortune Brands Home & Security Inc.	967,617	44,220,097
Lennox International Inc.	177,665	15,112,185

		83,395,239
CAPITAL MARKETS — 3.44%
Affiliated Managers Group Inc.[a]	308,411	66,888,178
Eaton Vance Corp. NVS	438,014	18,742,619
Federated Investors Inc. Class B	268,747	7,739,914
Greenhill & Co. Inc.	81,854	4,742,621
SEI Investments Co.	834,300	28,975,239
Waddell & Reed Financial Inc. Class A	497,255	32,381,245

		159,469,816
CHEMICALS — 1.88%
Albemarle Corp.	227,475	14,419,640
Cytec Industries Inc.	86,724	8,079,208
Minerals Technologies Inc.	120,293	7,226,001
NewMarket Corp.[b]	41,827	13,976,492
RPM International Inc.	417,967	17,349,810
Scotts Miracle-Gro Co. (The) Class A	125,365	7,800,210
Valspar Corp. (The)	258,119	18,401,304

		87,252,665

Security	Shares	Value

COMMERCIAL BANKS — 4.97%
Associated Banc-Corp	946,230	$16,464,402
BancorpSouth Inc.	487,827	12,400,562
Bank of Hawaii Corp.	119,254	7,052,682
Cathay General Bancorp	428,082	11,442,632
City National Corp.	275,553	21,829,309
Commerce Bancshares Inc.	208,741	9,374,558
Cullen/Frost Bankers Inc.	131,775	9,808,013
East West Bancorp Inc.	801,866	28,041,254
FirstMerit Corp.	480,489	10,681,270
Prosperity Bancshares Inc.	188,235	11,932,217
Signature Bank[a]	275,303	29,573,048
SVB Financial Group[a]	265,851	27,877,136
Synovus Financial Corp.	5,660,268	20,376,965
Webster Financial Corp.	299,836	9,348,886
Westamerica Bancorp	67,867	3,831,771

		230,034,705
COMMERCIAL SERVICES & SUPPLIES — 2.19%
Copart Inc.[a]	650,500	23,840,825
Deluxe Corp.	294,010	15,344,382
Herman Miller Inc.	216,337	6,386,268
HNI Corp.	263,477	10,230,812
Mine Safety Appliances Co.	97,331	4,984,321
R.R. Donnelley & Sons Co.	655,887	13,301,388
Rollins Inc.	227,993	6,905,908
Waste Connections Inc.	467,522	20,397,985

		101,391,889
COMMUNICATIONS EQUIPMENT — 1.06%
ADTRAN Inc.	157,218	4,246,458
Ciena Corp.[a,b]	600,497	14,369,893
InterDigital Inc.	84,610	2,495,149
JDS Uniphase Corp.[a]	867,605	11,261,513
Plantronics Inc.	150,392	6,985,708
Riverbed Technology Inc.[a,b]	537,368	9,715,614

		49,074,335
COMPUTERS & PERIPHERALS — 1.62%
3D Systems Corp.[a,b]	556,451	51,710,992
Diebold Inc.	148,341	4,896,736
NCR Corp.[a]	542,503	18,477,652

		75,085,380
CONSTRUCTION MATERIALS — 0.76%
Eagle Materials Inc.	290,685	22,507,739
Martin Marietta Materials Inc.	126,556	12,648,007

		35,155,746
CONTAINERS & PACKAGING — 1.48%
AptarGroup Inc.	203,202	13,779,128
Packaging Corp. of America	570,954	36,129,969
Rock-Tenn Co. Class A	176,145	18,496,986

		68,406,083

335

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2013

Security	Shares	Value

DISTRIBUTORS — 1.24%
LKQ Corp.[a]	1,750,033	$57,576,086

		57,576,086
DIVERSIFIED CONSUMER SERVICES — 0.80%
Matthews International Corp. Class A	64,044	2,728,915
Service Corp. International	715,754	12,976,620
Sotheby’s	400,009	21,280,479

		36,986,014
DIVERSIFIED FINANCIAL SERVICES — 1.22%
CBOE Holdings Inc.	507,629	26,376,403
MSCI Inc. Class Aa	689,302	30,136,283

		56,512,686
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.30%
tw telecom inc.[a]	452,930	13,800,777

		13,800,777
ELECTRICAL EQUIPMENT — 0.99%
Acuity Brands Inc.	249,935	27,322,894
Hubbell Inc. Class B	169,103	18,415,317

		45,738,211
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.38%
National Instruments Corp.	363,766	11,647,787
Trimble Navigation Ltd.[a]	1,501,012	52,085,117

		63,732,904
ENERGY EQUIPMENT & SERVICES — 3.43%
CARBO Ceramics Inc.	115,550	13,465,041
Dresser-Rand Group Inc.[a]	262,052	15,626,161
Dril-Quip Inc.[a]	236,902	26,042,637
Oceaneering International Inc.	629,851	49,682,647
Oil States International Inc.[a]	321,083	32,660,563
Patterson-UTI Energy Inc.	839,666	21,260,343

		158,737,392
FOOD & STAPLES RETAILING — 0.18%
SUPERVALU Inc.[a]	1,148,252	8,370,757

		8,370,757
FOOD PRODUCTS — 2.52%
Flowers Foods Inc.	703,657	15,107,516
Green Mountain Coffee Roasters Inc.[a,b]	763,437	57,700,568
Hain Celestial Group Inc.[a]	277,276	25,171,115
Lancaster Colony Corp.	52,866	4,660,138
Tootsie Roll Industries Inc.	58,233	1,894,902
WhiteWave Foods Co. Class Aa	535,153	12,276,410

		116,810,649

Security	Shares	Value

GAS UTILITIES — 0.58%
National Fuel Gas Co.	219,263	$15,655,378
Questar Corp.	479,069	11,013,797

		26,669,175
HEALTH CARE EQUIPMENT & SUPPLIES — 2.82%
Cooper Companies Inc. (The)	176,676	21,879,556
Hill-Rom Holdings Inc.	187,886	7,767,207
Hologic Inc.[a]	938,154	20,967,742
IDEXX Laboratories Inc.[a]	181,271	19,281,796
Masimo Corp.[a]	299,544	8,755,671
ResMed Inc.[b]	529,377	24,923,069
Steris Corp.	205,668	9,882,348
Teleflex Inc.	112,594	10,568,073
Thoratec Corp.[a]	182,460	6,678,036

		130,703,498
HEALTH CARE PROVIDERS & SERVICES — 2.71%
Health Management Associates Inc. Class Aa	631,428	8,271,707
Henry Schein Inc.[a]	279,892	31,980,460
MEDNAX Inc.[a,b]	386,460	20,629,235
Omnicare Inc.	233,825	14,113,677
Universal Health Services Inc. Class B	520,592	42,303,306
VCA Antech Inc.[a]	258,384	8,102,922

		125,401,307
HEALTH CARE TECHNOLOGY — 0.33%
Allscripts Healthcare Solutions Inc.[a]	499,399	7,720,708
HMS Holdings Corp.[a,b]	334,105	7,594,207

		15,314,915
HOTELS, RESTAURANTS & LEISURE — 2.54%
Bally Technologies Inc.[a,b]	226,884	17,799,050
Bob Evans Farms Inc.	71,037	3,593,762
Brinker International Inc.	390,210	18,082,331
Cheesecake Factory Inc. (The)	182,107	8,790,305
Domino’s Pizza Inc.	324,380	22,593,067
Panera Bread Co. Class Aa,b	155,774	27,523,708
Scientific Games Corp. Class Aa	281,976	4,773,854
Wendy’s Co. (The)	1,641,841	14,316,853

		117,472,930
HOUSEHOLD DURABLES — 2.96%
Jarden Corp.[a]	696,373	42,722,483
NVR Inc.[a,b]	12,668	12,997,495
Tempur Sealy International Inc.[a]	352,135	19,001,205
Toll Brothers Inc.[a,b]	925,254	34,234,398
Tupperware Brands Corp.	294,946	27,881,245

		136,836,826
HOUSEHOLD PRODUCTS — 1.02%
Church & Dwight Co. Inc.	444,576	29,466,497
Energizer Holdings Inc.	163,142	17,658,490

		47,124,987

336

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2013

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.33%
Carlisle Companies Inc.	192,553	$15,288,708

		15,288,708

INSURANCE — 1.21%
Arthur J. Gallagher & Co.	436,498	20,484,851
Brown & Brown Inc.	361,044	11,333,171
Old Republic International Corp.	1,407,676	24,310,565

		56,128,587

INTERNET SOFTWARE & SERVICES — 1.38%
Equinix Inc.[a]	165,177	29,310,659
Rackspace Hosting Inc.[a,b]	667,428	26,116,458
ValueClick Inc.[a,b]	365,379	8,538,907

		63,966,024

IT SERVICES — 4.65%
Acxiom Corp.[a,b]	437,330	16,172,463
Broadridge Financial Solutions Inc.	693,839	27,420,517
CoreLogic Inc.[a]	545,620	19,385,879
DST Systems Inc.	94,534	8,578,015
Gartner Inc.[a,b]	536,617	38,126,638
Global Payments Inc.	424,333	27,577,402
Jack Henry & Associates Inc.	498,231	29,500,258
Lender Processing Services Inc.	219,459	8,203,377
NeuStar Inc. Class Aa,b	357,721	17,835,969
WEX Inc.[a]	226,325	22,412,965

		215,213,483

LEISURE EQUIPMENT & PRODUCTS — 1.71%
Brunswick Corp.	529,465	24,387,158
Polaris Industries Inc.	375,007	54,616,019

		79,003,177

LIFE SCIENCES TOOLS & SERVICES — 2.07%
Charles River Laboratories International Inc.[a]	280,143	14,858,785
Covance Inc.[a]	326,995	28,795,179
Mettler-Toledo International Inc.[a]	172,817	41,923,676
TECHNE Corp.	110,112	10,424,303

		96,001,943

MACHINERY — 6.47%
CLARCOR Inc.	151,619	9,756,683
Crane Co.	147,890	9,945,603
Donaldson Co. Inc.	469,938	20,423,505
Graco Inc.	356,477	27,847,983
Harsco Corp.	220,676	6,185,548
IDEX Corp.	472,239	34,874,850
ITT Corp.	205,962	8,942,870
Kennametal Inc.	182,634	9,509,752
Lincoln Electric Holdings Inc.	475,126	33,895,489
Nordson Corp.	351,458	26,113,329
Terex Corp.	648,532	27,231,859
Trinity Industries Inc.	454,620	24,785,882
Valmont Industries Inc.	76,419	11,395,601
Wabtec Corp.	560,639	41,638,659

Security	Shares	Value

Woodward Inc.	148,209	$6,759,813

		299,307,426

MARINE — 0.71%
Kirby Corp.[a]	330,490	32,801,133

		32,801,133

MEDIA — 1.44%
AMC Networks Inc. Class Aa	345,056	23,501,764
Cinemark Holdings Inc.	271,970	9,064,760
DreamWorks Animation SKG Inc. Class Aa	414,666	14,720,643
Lamar Advertising Co. Class Aa	235,719	12,316,318
Meredith Corp.	133,954	6,938,817

		66,542,302

METALS & MINING — 0.67%
Carpenter Technology Corp.	191,214	11,893,511
Compass Minerals International Inc.	77,953	6,240,138
Worthington Industries Inc.	308,416	12,978,145

		31,111,794

OFFICE ELECTRONICS — 0.20%
Zebra Technologies Corp. Class Aa	172,686	9,338,859

		9,338,859

OIL, GAS & CONSUMABLE FUELS — 2.92%
Bill Barrett Corp.[a]	133,275	3,569,105
Cimarex Energy Co.	318,519	33,415,828
Energen Corp.	249,666	17,663,869
Gulfport Energy Corp.[a,b]	489,504	30,912,178
Rosetta Resources Inc.[a,b]	356,696	17,135,676
SM Energy Co.	389,975	32,410,822

		135,107,478

PAPER & FOREST PRODUCTS — 0.16%
Louisiana-Pacific Corp.[a]	394,432	7,300,936

		7,300,936

PHARMACEUTICALS — 1.69%
Endo Health Solutions Inc.[a,b]	668,532	45,099,169
Salix Pharmaceuticals Ltd.[a,b]	366,166	32,932,970

		78,032,139

PROFESSIONAL SERVICES — 1.48%
Corporate Executive Board Co. (The)	195,676	15,151,193
FTI Consulting Inc.[a]	130,976	5,388,352
Towers Watson & Co. Class A	375,785	47,953,924

		68,493,469

REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.11%
BRE Properties Inc. Class A	301,086	16,472,415
Duke Realty Corp.	720,796	10,840,772
Equity One Inc.[b]	146,310	3,283,196
Essex Property Trust Inc.	126,224	18,114,406

337

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2013

Security	Shares	Value

Extra Space Storage Inc.	640,179	$26,970,741
Federal Realty Investment Trust	193,126	19,584,908
Highwoods Properties Inc.	230,349	8,331,723
Kilroy Realty Corp.[b]	219,791	11,029,112
Liberty Property Trust	418,189	14,164,062
Mid-America Apartment Communities Inc.	187,206	11,370,893
Omega Healthcare Investors Inc.[b]	713,304	21,256,459
Potlatch Corp.	122,485	5,112,524
Rayonier Inc.	308,730	12,997,533
Regency Centers Corp.	241,896	11,199,785
Senior Housing Properties Trust[b]	493,001	10,959,412
Taubman Centers Inc.	192,411	12,298,911
UDR Inc.[b]	613,120	14,316,352
Weingarten Realty Investors[b]	293,948	8,060,054

		236,363,258

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.22%
Alexander & Baldwin Inc.	248,524	10,370,907

		10,370,907

ROAD & RAIL — 2.23%
Con-way Inc.	145,641	5,783,404
Genesee & Wyoming Inc. Class Aa	295,796	28,411,206
J.B. Hunt Transport Services Inc.	535,156	41,367,559
Landstar System Inc.	109,122	6,269,059
Old Dominion Freight Line Inc.[a]	406,321	21,543,139

		103,374,367

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.28%
Advanced Micro Devices Inc.[a,b]	1,683,167	6,513,856
Atmel Corp.[a]	1,066,277	8,348,949
Cree Inc.[a,b]	702,672	43,966,187
Cypress Semiconductor Corp.[a]	329,606	3,460,863
Integrated Device Technology Inc.[a]	504,897	5,144,900
Semtech Corp.[a]	203,376	5,141,345
Skyworks Solutions Inc.[a]	699,505	19,977,863
SunEdison Inc.[a]	985,335	12,858,622

		105,412,585

SOFTWARE — 6.69%
ACI Worldwide Inc.[a]	224,421	14,587,365
Advent Software Inc.	234,751	8,213,937
ANSYS Inc.[a]	539,416	47,037,075
Cadence Design Systems Inc.[a,b]	1,122,404	15,736,104
CommVault Systems Inc.[a,b]	258,750	19,375,200
Compuware Corp.	516,650	5,791,647
Concur Technologies Inc.[a,b]	274,108	28,282,463
FactSet Research Systems Inc.[b]	154,034	16,725,012
Fair Isaac Corp.	201,253	12,646,739
Informatica Corp.[a]	631,726	26,216,629
Mentor Graphics Corp.	567,176	13,651,926
MICROS Systems Inc.[a,b]	276,124	15,841,234
PTC Inc.[a,b]	695,664	24,619,549
SolarWinds Inc.[a]	380,657	14,400,254
Solera Holdings Inc.	272,602	19,289,318
Synopsys Inc.[a]	395,540	16,047,058
TIBCO Software Inc.[a]	490,800	11,033,184

		309,494,694

Security	Shares	Value

SPECIALTY RETAIL — 3.28%
Advance Auto Parts Inc.	250,160	$27,687,709
Cabela’s Inc.[a]	130,226	8,680,865
Chico’s FAS Inc.	406,833	7,664,734
Office Depot Inc.[a]	1,195,067	6,321,905
Signet Jewelers Ltd.	252,179	19,846,487
Tractor Supply Co.	812,592	63,040,887
Williams-Sonoma Inc.	321,265	18,723,324

		151,965,911

TEXTILES, APPAREL & LUXURY GOODS — 2.62%
Carter’s Inc.	317,436	22,788,731
Deckers Outdoor Corp.[a]	201,070	16,982,372
Hanesbrands Inc.	576,964	40,543,260
Under Armour Inc. Class Aa,b	467,357	40,800,266

		121,114,629

THRIFTS & MORTGAGE FINANCE — 0.30%
Washington Federal Inc.	592,595	13,801,538

		13,801,538

TRADING COMPANIES & DISTRIBUTORS — 1.29%
MSC Industrial Direct Co. Inc. Class A	137,490	11,118,816
United Rentals Inc.[a,b]	542,761	42,308,220
Watsco Inc.	66,212	6,360,325

		59,787,361

WATER UTILITIES — 0.26%
Aqua America Inc.	504,129	11,892,403

		11,892,403

TOTAL COMMON STOCKS (Cost: $3,689,640,804)		4,622,645,321

SHORT-TERM INVESTMENTS — 9.52%

MONEY MARKET FUNDS — 9.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	412,403,836	412,403,836
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	24,155,785	24,155,785

338

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,305,300	$4,305,300

		440,864,921

TOTAL SHORT-TERM INVESTMENTS
(Cost: $440,864,921)		440,864,921

TOTAL INVESTMENTS IN SECURITIES — 109.39%
(Cost: $4,130,505,725)		5,063,510,242
Other Assets, Less Liabilities — (9.39)%		(434,738,338)

NET ASSETS — 100.00%		$4,628,771,904

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

339

Schedule of Investments  (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.02%
Alliant Techsystems Inc.	82,703	$10,063,301
Esterline Technologies Corp.[a]	150,837	15,379,340
Exelis Inc.	905,239	17,253,855
Huntington Ingalls Industries Inc.	113,975	10,258,890
Triumph Group Inc.	250,208	19,033,323

		71,988,709

AIR FREIGHT & LOGISTICS — 0.22%
UTi Worldwide Inc.	438,423	7,698,708

		7,698,708

AIRLINES — 0.25%
JetBlue Airways Corp.[a,b]	1,045,648	8,940,290

		8,940,290

AUTOMOBILES — 0.17%
Thor Industries Inc.	110,117	6,081,762

		6,081,762

BUILDING PRODUCTS — 0.17%
Lennox International Inc.	72,450	6,162,597

		6,162,597

CAPITAL MARKETS — 1.92%
Apollo Investment Corp.	1,080,918	9,166,185
Eaton Vance Corp. NVS	221,777	9,489,838
Federated Investors Inc. Class Bb	231,151	6,657,149
Greenhill & Co. Inc.	57,983	3,359,535
Janus Capital Group Inc.	718,615	8,889,267
Raymond James Financial Inc.	592,338	30,914,120

		68,476,094

CHEMICALS — 3.92%
Albemarle Corp.	203,514	12,900,753
Ashland Inc.	346,424	33,616,985
Cabot Corp.	286,568	14,729,595
Cytec Industries Inc.	98,927	9,216,039
Intrepid Potash Inc.[a,b]	266,531	4,221,851
Minerals Technologies Inc.	66,400	3,988,648
NewMarket Corp.	20,323	6,790,931
Olin Corp.	382,638	11,039,106
RPM International Inc.	294,056	12,206,265
Scotts Miracle-Gro Co. (The) Class A	107,647	6,697,796
Sensient Technologies Corp.	240,700	11,678,764
Valspar Corp. (The)	174,422	12,434,544

		139,521,277

COMMERCIAL BANKS — 4.21%
Bank of Hawaii Corp.	115,678	6,841,197

Security	Shares	Value

Commerce Bancshares Inc.	219,443	$9,855,185
Cullen/Frost Bankers Inc.	144,274	10,738,314
First Horizon National Corp.	1,136,281	13,237,674
First Niagara Financial Group Inc.	1,701,539	18,070,344
FirstMerit Corp.	396,950	8,824,198
Fulton Financial Corp.	925,373	12,103,879
Hancock Holding Co.	394,473	14,469,270
International Bancshares Corp.	274,826	7,252,658
Prosperity Bancshares Inc.	117,339	7,438,119
TCF Financial Corp.	792,700	12,881,375
Trustmark Corp.	323,164	8,673,722
Valley National Bancorp[b]	960,086	9,716,070
Webster Financial Corp.	186,974	5,829,849
Westamerica Bancorp	71,889	4,058,853

		149,990,707

COMMERCIAL SERVICES & SUPPLIES — 1.41%
Brink’s Co. (The)	232,201	7,927,342
Clean Harbors Inc.[a,b]	265,376	15,911,945
Herman Miller Inc.	105,498	3,114,301
Mine Safety Appliances Co.	71,720	3,672,781
R.R. Donnelley & Sons Co.	332,264	6,738,314
Rollins Inc.	120,806	3,659,214
Waste Connections Inc.	208,270	9,086,820

		50,110,717

COMMUNICATIONS EQUIPMENT — 0.87%
ADTRAN Inc.	147,441	3,982,381
InterDigital Inc.	128,490	3,789,170
JDS Uniphase Corp.[a]	404,748	5,253,629
Plantronics Inc.	86,548	4,020,155
Polycom Inc.[a,b]	687,636	7,722,152
Riverbed Technology Inc.[a]	335,713	6,069,691

		30,837,178

COMPUTERS & PERIPHERALS — 0.80%
Diebold Inc.[b]	184,328	6,084,667
Lexmark International Inc. Class A	298,633	10,607,444
NCR Corp.[a]	352,057	11,991,062

		28,683,173

CONSTRUCTION & ENGINEERING — 1.73%
AECOM Technology Corp.[a]	472,064	13,892,843
Granite Construction Inc.	174,014	6,087,010
KBR Inc.	711,992	22,705,425
URS Corp.	359,963	19,074,439

		61,759,717

CONSTRUCTION MATERIALS — 0.33%
Martin Marietta Materials Inc.	117,869	11,779,828

		11,779,828

CONTAINERS & PACKAGING — 1.95%
AptarGroup Inc.	148,853	10,093,722
Greif Inc. Class A	146,488	7,675,971
Rock-Tenn Co. Class A	200,832	21,089,368
Silgan Holdings Inc.	210,434	10,105,041

340

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2013

Security	Shares	Value

Sonoco Products Co.	490,055	$20,445,095

		69,409,197

DIVERSIFIED CONSUMER SERVICES — 0.95%
Apollo Education Group Inc. Class Aa	479,934	13,111,797
DeVry Education Group Inc.[b]	273,816	9,720,468
Matthews International Corp. Class A	79,068	3,369,088
Service Corp. International	428,434	7,767,508

		33,968,861

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.27%
tw telecom inc.[a]	318,727	9,711,612

		9,711,612

ELECTRIC UTILITIES — 3.30%
Cleco Corp.	290,647	13,549,963
Great Plains Energy Inc.	738,008	17,889,314
Hawaiian Electric Industries Inc.[b]	478,929	12,480,890
IDACORP Inc.	241,527	12,520,760
OGE Energy Corp.	953,723	32,331,210
PNM Resources Inc.	383,109	9,240,589
Westar Energy Inc.	611,203	19,662,400

		117,675,126

ELECTRICAL EQUIPMENT — 1.01%
General Cable Corp.	239,410	7,041,048
Hubbell Inc. Class B	118,968	12,955,615
Regal Beloit Corp.	216,660	15,972,176

		35,968,839

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.92%
Arrow Electronics Inc.[a]	484,185	26,267,036
Avnet Inc.	661,170	29,164,209
Ingram Micro Inc. Class Aa	740,996	17,383,766
Itron Inc.[a]	188,384	7,804,749
National Instruments Corp.	169,645	5,432,033
Tech Data Corp.[a]	181,617	9,371,437
Vishay Intertechnology Inc.[a,b]	651,726	8,641,887

		104,065,117

ENERGY EQUIPMENT & SERVICES — 2.25%
Atwood Oceanics Inc.[a,b]	277,195	14,799,441
Dresser-Rand Group Inc.[a]	150,692	8,985,764
Helix Energy Solutions Group Inc.[a,b]	473,159	10,967,826
Superior Energy Services Inc.[a]	766,601	20,399,252
Tidewater Inc.	238,395	14,129,672
Unit Corp.[a]	210,230	10,852,072

		80,134,027

FOOD & STAPLES RETAILING — 0.83%
Harris Teeter Supermarkets Inc.	237,803	11,735,578
United Natural Foods Inc.[a,b]	237,813	17,928,722

		29,664,300

Security	Shares	Value

FOOD PRODUCTS — 2.28%
Dean Foods Co.[a]	454,145	$7,806,753
Flowers Foods Inc.	261,349	5,611,163
Hillshire Brands Co.	591,292	19,772,804
Ingredion Inc.	368,535	25,229,906
Lancaster Colony Corp.	49,466	4,360,428
Post Holdings Inc.[a,b]	157,254	7,747,905
Tootsie Roll Industries Inc.	49,352	1,605,914
WhiteWave Foods Co. Class Aa	392,068	8,994,040

		81,128,913

GAS UTILITIES — 2.21%
Atmos Energy Corp.	436,992	19,848,177
National Fuel Gas Co.	221,286	15,799,820
Questar Corp.	446,219	10,258,575
UGI Corp.	548,407	22,736,954
WGL Holdings Inc.	248,838	9,968,450

		78,611,976

HEALTH CARE EQUIPMENT & SUPPLIES — 1.97%
Cooper Companies Inc. (The)	89,442	11,076,497
Hill-Rom Holdings Inc.	127,089	5,253,859
Hologic Inc.[a,b]	538,452	12,034,402
IDEXX Laboratories Inc.[a]	99,823	10,618,173
ResMed Inc.[b]	245,957	11,579,656
Steris Corp.	113,352	5,446,564
Teleflex Inc.	104,878	9,843,849
Thoratec Corp.[a]	122,984	4,501,214

		70,354,214

HEALTH CARE PROVIDERS & SERVICES — 3.69%
Community Health Systems Inc.[a]	456,538	17,928,247
Health Management Associates Inc. Class Aa	750,504	9,831,602
Health Net Inc.[a,b]	382,345	11,344,176
Henry Schein Inc.[a]	181,576	20,746,874
LifePoint Hospitals Inc.[a]	226,079	11,946,014
MEDNAX Inc.[a,b]	164,500	8,781,010
Omnicare Inc.	301,965	18,226,608
Owens & Minor Inc.[b]	303,535	11,097,240
VCA Antech Inc.[a]	213,523	6,696,081
WellCare Health Plans Inc.[a,b]	210,119	14,796,580

		131,394,432

HEALTH CARE TECHNOLOGY — 0.25%
Allscripts Healthcare Solutions Inc.[a]	351,681	5,436,988
HMS Holdings Corp.[a,b]	148,458	3,374,451

		8,811,439

HOTELS, RESTAURANTS & LEISURE — 0.59%
Bob Evans Farms Inc.	72,038	3,644,402
Cheesecake Factory Inc. (The)	81,201	3,919,572
International Speedway Corp. Class A	134,358	4,768,366
Life Time Fitness Inc.[a,b]	188,691	8,868,477

		21,200,817

341

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2013

Security	Shares	Value

HOUSEHOLD DURABLES — 0.65%
KB Home	399,574	$7,304,213
M.D.C. Holdings Inc.	188,589	6,080,109
NVR Inc.[a,b]	9,660	9,911,257

		23,295,579

HOUSEHOLD PRODUCTS — 1.06%
Church & Dwight Co. Inc.	300,332	19,906,005
Energizer Holdings Inc.	164,640	17,820,634

		37,726,639

INDUSTRIAL CONGLOMERATES — 0.33%
Carlisle Companies Inc.	146,802	11,656,079

		11,656,079

INSURANCE — 9.03%
Alleghany Corp.[a]	80,574	32,226,377
American Financial Group Inc.	343,647	19,835,305
Arthur J. Gallagher & Co.	271,959	12,763,036
Aspen Insurance Holdings Ltd.	315,528	13,034,462
Brown & Brown Inc.	275,339	8,642,891
Everest Re Group Ltd.	230,201	35,881,430
Fidelity National Financial Inc. Class A	1,200,051	38,941,655
First American Financial Corp.	508,191	14,330,986
Hanover Insurance Group Inc. (The)	210,883	12,591,824
HCC Insurance Holdings Inc.	481,611	22,221,531
Kemper Corp.	246,367	10,071,483
Mercury General Corp.	158,603	7,884,155
Primerica Inc.	263,653	11,313,350
Protective Life Corp.	377,664	19,132,458
Reinsurance Group of America Inc.	339,247	26,261,110
StanCorp Financial Group Inc.	211,511	14,012,604
W.R. Berkley Corp.	525,812	22,814,983

		321,959,640

INTERNET & CATALOG RETAIL — 0.28%
HSN Inc.	160,218	9,981,581

		9,981,581

INTERNET SOFTWARE & SERVICES — 1.01%
AOL Inc.[a]	377,229	17,586,416
Equinix Inc.[a,b]	102,891	18,258,008

		35,844,424

IT SERVICES — 1.82%
Convergys Corp.	489,152	10,296,649
DST Systems Inc.	63,931	5,801,099
Leidos Holdings Inc.	350,120	16,277,079
Lender Processing Services Inc.	225,987	8,447,394
ManTech International Corp. Class A	114,881	3,438,388
Science Applications International Corp.	200,780	6,639,795
VeriFone Systems Inc.[a]	525,227	14,086,588

		64,986,992

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.52%
Bio-Rad Laboratories Inc. Class Aa	96,585	$11,938,872
TECHNE Corp.	68,654	6,499,474

		18,438,346

MACHINERY — 4.56%
AGCO Corp.	435,174	25,757,949
CLARCOR Inc.	115,646	7,441,820
Crane Co.	112,798	7,585,666
Donaldson Co. Inc.	258,773	11,246,275
Harsco Corp.	205,774	5,767,845
ITT Corp.	266,045	11,551,674
Kennametal Inc.	226,248	11,780,733
Oshkosh Corp.	415,262	20,920,900
SPX Corp.	217,999	21,714,880
Timken Co. (The)	382,106	21,042,577
Valmont Industries Inc.	65,704	9,797,780
Woodward Inc.	169,093	7,712,332

		162,320,431

MARINE — 0.15%
Matson Inc.	206,210	5,384,143

		5,384,143

MEDIA — 1.32%
Cinemark Holdings Inc.	274,589	9,152,051
John Wiley & Sons Inc. Class A	222,744	12,295,469
Lamar Advertising Co. Class Aa	119,625	6,250,406
Meredith Corp.	68,093	3,527,218
New York Times Co. (The) Class Ab	605,073	9,602,509
Valassis Communications Inc.	185,213	6,343,545

		47,171,198

METALS & MINING — 2.49%
Carpenter Technology Corp.	97,063	6,037,319
Commercial Metals Co.	562,740	11,440,504
Compass Minerals International Inc.	96,447	7,720,582
Reliance Steel & Aluminum Co.	371,721	28,191,321
Royal Gold Inc.	313,043	14,421,891
Steel Dynamics Inc.	1,067,022	20,849,610

		88,661,227

MULTI-UTILITIES — 2.26%
Alliant Energy Corp.	533,202	27,513,223
Black Hills Corp.	213,915	11,232,677
MDU Resources Group Inc.	907,532	27,725,102
Vectren Corp.	395,974	14,057,077

		80,528,079

MULTILINE RETAIL — 0.63%
Big Lots Inc.[a,b]	280,363	9,052,921
J.C. Penney Co. Inc.[a,b]	1,464,719	13,402,179

		22,455,100

342

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2013

Security	Shares	Value

OFFICE ELECTRONICS — 0.15%
Zebra Technologies Corp. Class Aa	99,210	$5,365,277

		5,365,277

OIL, GAS & CONSUMABLE FUELS — 2.80%
Alpha Natural Resources Inc.[a,b]	1,063,124	7,590,705
Bill Barrett Corp.[a]	125,356	3,357,034
Cimarex Energy Co.	154,476	16,206,077
Energen Corp.	143,425	10,147,319
HollyFrontier Corp.	954,866	47,447,292
World Fuel Services Corp.	347,402	14,993,870

		99,742,297

PAPER & FOREST PRODUCTS — 0.60%
Domtar Corp.	155,761	14,694,493
Louisiana-Pacific Corp.[a]	353,591	6,544,969

		21,239,462

PHARMACEUTICALS — 0.41%
Mallinckrodt PLC[a]	277,388	14,496,297

		14,496,297

PROFESSIONAL SERVICES — 1.01%
FTI Consulting Inc.[a]	85,403	3,513,480
Manpowergroup Inc.	379,628	32,594,860

		36,108,340

REAL ESTATE INVESTMENT TRUSTS (REITs) — 11.64%
Alexandria Real Estate Equities Inc.	344,279	21,903,030
American Campus Communities Inc.	503,721	16,224,853
BioMed Realty Trust Inc.[b]	923,513	16,734,056
BRE Properties Inc. Class A	122,369	6,694,808
Camden Property Trust	410,022	23,322,051
Corporate Office Properties Trust[b]	420,230	9,955,249
Corrections Corp. of America	556,880	17,859,142
Duke Realty Corp.[b]	971,099	14,605,329
Equity One Inc.[b]	183,004	4,106,610
Essex Property Trust Inc.	78,652	11,287,348
Federal Realty Investment Trust[b]	153,213	15,537,330
Highwoods Properties Inc.[b]	242,177	8,759,542
Home Properties Inc.	273,503	14,665,231
Hospitality Properties Trust[b]	712,625	19,262,254
Kilroy Realty Corp.[b]	213,108	10,693,759
Liberty Property Trust	359,465	12,175,080
Mack-Cali Realty Corp.[b]	423,354	9,093,644
Mid-America Apartment Communities Inc.[b]	204,939	12,447,995
National Retail Properties Inc.[b]	585,774	17,766,525
Potlatch Corp.	93,812	3,915,713
Rayonier Inc.[b]	352,049	14,821,263
Realty Income Corp.[b]	984,988	36,769,602
Regency Centers Corp.	244,181	11,305,580
Senior Housing Properties Trust	497,664	11,063,071
SL Green Realty Corp.[b]	432,238	39,930,146
Taubman Centers Inc.	146,558	9,367,987
UDR Inc.[b]	699,122	16,324,499

Security	Shares	Value

Weingarten Realty Investors[b]	296,802	$8,138,311

		414,730,008

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.61%
Jones Lang LaSalle Inc.	213,590	21,869,480

		21,869,480

ROAD & RAIL — 0.53%
Con-way Inc.	153,318	6,088,258
Landstar System Inc.	129,821	7,458,216
Werner Enterprises Inc.	219,912	5,438,424

		18,984,898

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.68%
Advanced Micro Devices Inc.[a,b]	1,569,066	6,072,285
Atmel Corp.[a]	1,167,586	9,142,198
Cypress Semiconductor Corp.[a]	395,353	4,151,207
Fairchild Semiconductor International Inc.[a,b]	610,968	8,156,423
Integrated Device Technology Inc.[a,b]	247,272	2,519,702
International Rectifier Corp.[a,b]	342,006	8,916,096
Intersil Corp. Class A	614,334	7,046,411
RF Micro Devices Inc.[a,b]	1,359,861	7,016,883
Semtech Corp.[a,b]	161,426	4,080,849
Silicon Laboratories Inc.[a,b]	190,844	8,265,454
Skyworks Solutions Inc.[a]	325,070	9,283,999
SunEdison Inc.[a,b]	366,097	4,777,566
Teradyne Inc.[a,b]	921,162	16,230,874

		95,659,947

SOFTWARE — 1.95%
Cadence Design Systems Inc.[a,b]	457,621	6,415,846
Compuware Corp.	614,837	6,892,323
FactSet Research Systems Inc.[b]	65,453	7,106,887
MICROS Systems Inc.[a,b]	133,738	7,672,549
Rovi Corp.[a]	491,505	9,677,733
Solera Holdings Inc.	105,810	7,487,116
Synopsys Inc.[a]	415,676	16,863,975
TIBCO Software Inc.[a]	331,891	7,460,910

		69,577,339

SPECIALTY RETAIL — 6.05%
Aaron’s Inc.	366,911	10,787,183
Abercrombie & Fitch Co. Class A	367,323	12,088,600
Advance Auto Parts Inc.	143,555	15,888,667
American Eagle Outfitters Inc.	815,780	11,747,232
ANN INC.[a,b]	220,898	8,076,031
Ascena Retail Group Inc.[a]	619,053	13,099,161
Cabela’s Inc.[a]	116,598	7,772,423
Chico’s FAS Inc.	427,764	8,059,074
CST Brands Inc.	363,484	13,347,132
Dick’s Sporting Goods Inc.	489,677	28,450,234
Foot Locker Inc.	713,658	29,573,988
Guess? Inc.	285,787	8,879,402
Murphy USA Inc.[a,b]	213,577	8,876,260
Office Depot Inc.[a,b]	1,309,852	6,929,117
Rent-A-Center Inc.[b]	257,440	8,583,050
Signet Jewelers Ltd.	177,405	13,961,774
Williams-Sonoma Inc.	162,666	9,480,174

		215,599,502

343

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2013

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 1.16%
Astoria Financial Corp.	404,473	$5,593,862
New York Community Bancorp Inc.[b]	2,118,667	35,699,539

		41,293,401
TOBACCO — 0.17%
Universal Corp.	110,941	6,057,379

		6,057,379
TRADING COMPANIES & DISTRIBUTORS — 0.80%
GATX Corp.	222,158	11,589,983
MSC Industrial Direct Co. Inc. Class A	118,209	9,559,562
Watsco Inc.	75,624	7,264,441

		28,413,986
WATER UTILITIES — 0.29%
Aqua America Inc.	433,402	10,223,953

		10,223,953
WIRELESS TELECOMMUNICATION SERVICES — 0.34%
Telephone & Data Systems Inc.	474,719	12,238,256

		12,238,256

TOTAL COMMON STOCKS (Cost: $2,991,413,231)		3,556,138,907

SHORT-TERM INVESTMENTS — 8.45%

MONEY MARKET FUNDS — 8.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	281,270,410	281,270,410
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	16,474,889	16,474,889

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,195,234	$3,195,234

		300,940,533

TOTAL SHORT-TERM INVESTMENTS
(Cost: $300,940,533)		300,940,533

TOTAL INVESTMENTS IN SECURITIES — 108.24%
(Cost: $3,292,353,764)		3,857,079,440
Other Assets, Less Liabilities — (8.24)%		(293,544,102)

NET ASSETS — 100.00%		$3,563,535,338

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

344

Schedule of Investments  (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 100.45%

AEROSPACE & DEFENSE — 1.73%
AeroVironment Inc.[a]	67,246	$1,958,876
American Science and Engineering Inc.	23,342	1,678,523
GenCorp Inc.[a,b]	531,910	9,585,018
Moog Inc. Class Aa	240,889	16,365,999
Orbital Sciences Corp.[a]	237,350	5,530,255
Teledyne Technologies Inc.[a]	179,631	16,500,904

		51,619,575

AIR FREIGHT & LOGISTICS — 0.19%
Forward Air Corp.	128,199	5,629,218

		5,629,218

AIRLINES — 0.45%
Allegiant Travel Co.	127,760	13,471,014

		13,471,014

AUTO COMPONENTS — 0.94%
Dorman Products Inc.[a]	263,577	14,778,762
Drew Industries Inc.	190,153	9,735,834
Standard Motor Products Inc.	91,962	3,384,202

		27,898,798

AUTOMOBILES — 0.22%
Winnebago Industries Inc.[a]	242,952	6,669,032

		6,669,032

BEVERAGES — 0.62%
Boston Beer Co. Inc. (The) Class Aa,b	75,937	18,360,807

		18,360,807

BIOTECHNOLOGY — 1.01%
Acorda Therapeutics Inc.[a]	359,316	10,492,027
ArQule Inc.[a]	252,099	542,013
Emergent BioSolutions Inc.[a]	95,018	2,184,464
Ligand Pharmaceuticals Inc. Class Ba,b	177,681	9,346,020
Momenta Pharmaceuticals Inc.[a]	183,569	3,245,500
Spectrum Pharmaceuticals Inc.[a,b]	469,180	4,152,243

		29,962,267

BUILDING PRODUCTS — 0.80%
AAON Inc.	243,167	7,769,186
American Woodmark Corp.[a]	54,370	2,149,246
Apogee Enterprises Inc.	250,620	8,999,764
Simpson Manufacturing Co. Inc.	131,341	4,824,155

		23,742,351

CAPITAL MARKETS — 2.84%
Evercore Partners Inc. Class A	285,637	17,075,380

Security	Shares	Value

Financial Engines Inc.	438,770	$30,485,740
HFF Inc. Class Aa	288,679	7,751,031
Investment Technology Group Inc.[a]	191,901	3,945,484
Stifel Financial Corp.[a]	277,164	13,281,699
Virtus Investment Partners Inc.[a]	61,003	12,203,650

		84,742,984

CHEMICALS — 2.69%
American Vanguard Corp.	217,615	5,285,868
Balchem Corp.	262,388	15,402,176
Calgon Carbon Corp.[a]	257,317	5,293,011
Flotek Industries Inc.[a,b]	395,702	7,941,739
FutureFuel Corp.	118,098	1,865,949
H.B. Fuller Co.	437,529	22,769,009
PolyOne Corp.	477,518	16,880,261
Quaker Chemical Corp.	61,045	4,704,738

		80,142,751

COMMERCIAL BANKS — 9.02%
Bank of the Ozarks Inc.	281,145	15,909,996
BBCN Bancorp Inc.	690,046	11,447,863
Boston Private Financial Holdings Inc.	694,920	8,769,891
Cardinal Financial Corp.	110,827	1,994,886
City Holding Co.	64,108	2,970,124
Columbia Banking System Inc.	307,980	8,472,530
Community Bank System Inc.	158,307	6,281,622
CVB Financial Corp.	399,887	6,826,071
First BanCorp (Puerto Rico)[a]	287,090	1,777,087
First Commonwealth Financial Corp.	459,565	4,053,363
First Financial Bankshares Inc.	264,441	17,537,727
First Midwest Bancorp Inc.	653,519	11,456,188
Glacier Bancorp Inc.	646,941	19,272,373
Home Bancshares Inc.	413,309	15,437,091
MB Financial Inc.	478,434	15,352,947
National Penn Bancshares Inc.	417,516	4,730,456
Old National Bancorp	482,328	7,413,381
PacWest Bancorp[b]	335,626	14,170,130
Pinnacle Financial Partners Inc.[b]	287,634	9,356,734
PrivateBancorp Inc.	568,082	16,434,612
Taylor Capital Group Inc.[a,b]	83,523	2,220,041
Texas Capital Bancshares Inc.[a,b]	356,726	22,188,357
UMB Financial Corp.	159,872	10,276,572
Umpqua Holdings Corp.	974,296	18,648,026
United Community Banks Inc.[a]	326,571	5,796,635
ViewPoint Financial Group	128,064	3,515,357
Wilshire Bancorp Inc.	591,410	6,464,111

		268,774,171

COMMERCIAL SERVICES & SUPPLIES — 1.33%
G&K Services Inc. Class A	86,420	5,377,917
Healthcare Services Group Inc.	340,306	9,654,481
Interface Inc.	208,942	4,588,366
Mobile Mini Inc.[a]	354,589	14,601,975
UniFirst Corp.	51,729	5,535,003

		39,757,742

COMMUNICATIONS EQUIPMENT — 1.70%
ARRIS Group Inc.[a]	669,500	16,312,367
CalAmp Corp.[a,b]	290,195	8,116,754

345

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2013

Security	Shares	Value

Harmonic Inc.[a]	878,631	$6,484,297
Ixia[a]	254,106	3,382,151
PCTEL Inc.	79,370	759,571
Procera Networks Inc.[a]	76,476	1,148,669
ViaSat Inc.[a,b]	229,987	14,408,686

		50,612,495

COMPUTERS & PERIPHERALS — 0.55%
Electronics For Imaging Inc.[a]	409,482	15,859,238
Intevac Inc.[a]	74,200	551,306

		16,410,544

CONSTRUCTION & ENGINEERING — 0.39%
Comfort Systems USA Inc.	181,391	3,517,172
Dycom Industries Inc.[a]	293,870	8,166,647

		11,683,819

CONSTRUCTION MATERIALS — 0.30%
Headwaters Inc.[a]	329,717	3,227,929
Texas Industries Inc.[a]	82,361	5,664,790

		8,892,719

CONSUMER FINANCE — 1.87%
Encore Capital Group Inc.[a,b]	203,606	10,233,238
First Cash Financial Services Inc.[a,b]	251,604	15,559,191
Green Dot Corp. Class Aa	88,691	2,230,579
Portfolio Recovery Associates Inc.[a,b]	433,045	22,882,098
World Acceptance Corp.[a,b]	54,678	4,785,965

		55,691,071

CONTAINERS & PACKAGING — 0.07%
Myers Industries Inc.	102,416	2,163,026

		2,163,026

DISTRIBUTORS — 0.42%
Pool Corp.	215,938	12,554,635

		12,554,635

DIVERSIFIED CONSUMER SERVICES — 1.07%
American Public Education Inc.[a,b]	152,684	6,637,174
Capella Education Co.	96,141	6,387,608
Hillenbrand Inc.	546,859	16,088,592
ITT Educational Services Inc.[a,b]	85,356	2,866,254

		31,979,628

DIVERSIFIED FINANCIAL SERVICES — 0.74%
MarketAxess Holdings Inc.	327,514	21,900,861

		21,900,861

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.16%
General Communication Inc. Class Aa	145,589	1,623,317
Lumos Networks Corp.	154,680	3,248,280

		4,871,597

Security	Shares	Value

ELECTRICAL EQUIPMENT — 2.13%
AZZ Inc.	221,977	$10,845,796
Brady Corp. Class A	139,488	4,314,364
Encore Wire Corp.	110,423	5,984,927
EnerSys Inc.[b]	412,590	28,918,433
Franklin Electric Co. Inc.	214,278	9,565,370
Powell Industries Inc.	40,779	2,731,785
Vicor Corp.[a]	80,262	1,077,116

		63,437,791

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.66%
Agilysys Inc.[a]	71,479	994,988
Badger Meter Inc.	58,591	3,193,209
Belden Inc.	378,237	26,646,797
Cognex Corp.	721,730	27,555,651
Coherent Inc.[a]	120,983	8,999,925
CTS Corp.	175,291	3,490,044
Daktronics Inc.	333,541	5,229,923
DTS Inc.[a,b]	83,162	1,994,225
Electro Scientific Industries Inc.	67,691	708,048
FARO Technologies Inc.[a,b]	148,999	8,686,642
FEI Co.	363,450	32,477,892
Littelfuse Inc.	101,413	9,424,310
Measurement Specialties Inc.[a]	131,239	7,964,895
Methode Electronics Inc.	309,153	10,569,941
MTS Systems Corp.	133,693	9,525,626
Newport Corp.[a]	146,205	2,641,924
OSI Systems Inc.[a]	73,551	3,906,294
Rogers Corp.[a]	75,847	4,664,590

		168,674,924

ENERGY EQUIPMENT & SERVICES — 1.97%
Basic Energy Services Inc.[a]	123,100	1,942,518
Bristow Group Inc.	137,091	10,290,050
C&J Energy Services Inc.[a,b]	394,279	9,107,845
ERA Group Inc.[a,b]	163,917	5,058,479
Geospace Technologies Corp.[a,b]	112,726	10,689,806
ION Geophysical Corp.[a,b]	430,386	1,420,274
Matrix Service Co.[a]	228,542	5,592,423
Newpark Resources Inc.[a]	760,618	9,347,995
Tesco Corp.[a]	273,015	5,400,237

		58,849,627

FOOD & STAPLES RETAILING — 0.68%
Andersons Inc. (The)	85,715	7,643,207
Casey’s General Stores Inc.	177,536	12,471,904

		20,115,111

FOOD PRODUCTS — 1.28%
Annie’s Inc.[a,b]	64,536	2,777,630
B&G Foods Inc. Class A	232,668	7,889,772
Calavo Growers Inc.	49,912	1,510,337
Darling International Inc.[a,b]	895,071	18,689,083
Diamond Foods Inc.[a]	86,454	2,233,971
J&J Snack Foods Corp.	57,231	5,070,094

		38,170,887

346

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2013

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 5.78%
Abaxis Inc.[a]	85,316	$3,414,346
ABIOMED Inc.[a,b]	305,699	8,174,391
Align Technology Inc.[a]	615,214	35,159,480
Analogic Corp.	51,017	4,518,066
Anika Therapeutics Inc.[a,b]	98,302	3,751,204
Cantel Medical Corp.	290,082	9,836,681
CryoLife Inc.	216,150	2,397,104
Cyberonics Inc.[a]	214,194	14,031,849
Cynosure Inc. Class Aa,b	109,815	2,929,864
Greatbatch Inc.[a]	124,245	5,496,599
Haemonetics Corp.[a]	188,417	7,938,008
Integra LifeSciences Holdings Corp.[a,b]	84,131	4,013,890
Meridian Bioscience Inc.	195,680	5,191,390
Natus Medical Inc.[a]	243,178	5,471,505
Neogen Corp.[a,b]	317,294	14,500,336
NuVasive Inc.[a]	388,413	12,557,392
SurModics Inc.[a]	123,765	3,018,628
West Pharmaceutical Services Inc.	607,859	29,821,563

		172,222,296

HEALTH CARE PROVIDERS & SERVICES — 2.51%
Air Methods Corp.[a,b]	305,847	17,840,055
AmSurg Corp.[a]	193,587	8,889,515
Bio-Reference Laboratories Inc.[a]	92,023	2,350,267
CorVel Corp.[a]	98,757	4,611,952
Ensign Group Inc. (The)	112,843	4,995,560
Gentiva Health Services Inc.[a]	96,127	1,192,936
Hanger Inc.[a]	130,502	5,133,949
IPC The Hospitalist Co. Inc.[a,b]	147,354	8,751,354
Landauer Inc.	38,173	2,008,281
MWI Veterinary Supply Inc.[a,b]	111,862	19,082,539

		74,856,408

HEALTH CARE TECHNOLOGY — 1.60%
Computer Programs and Systems Inc.	50,028	3,092,231
HealthStream Inc.[a]	178,272	5,841,973
Medidata Solutions Inc.[a,b]	437,854	26,520,817
Omnicell Inc.[a]	310,087	7,916,521
Quality Systems Inc.	203,339	4,282,319

		47,653,861

HOTELS, RESTAURANTS & LEISURE — 4.52%
Boyd Gaming Corp.[a]	327,185	3,684,103
Buffalo Wild Wings Inc.[a,b]	163,469	24,062,637
CEC Entertainment Inc.	70,099	3,103,984
Cracker Barrel Old Country Store Inc.	109,857	12,091,960
DineEquity Inc.	55,100	4,603,605
Interval Leisure Group Inc.	189,830	5,865,747
Jack in the Box Inc.[a]	196,586	9,833,232
Monarch Casino & Resort Inc.[a]	85,120	1,709,210
Multimedia Games Holding Co. Inc.[a]	257,617	8,078,869
Papa John’s International Inc.	277,563	12,601,360
Pinnacle Entertainment Inc.[a]	485,000	12,605,150
Red Robin Gourmet Burgers Inc.[a]	113,662	8,358,703
Ruth’s Hospitality Group Inc.	311,013	4,419,495
Sonic Corp.[a]	455,147	9,189,418

Security	Shares	Value

Texas Roadhouse Inc.	521,914	$14,509,209

		134,716,682

HOUSEHOLD DURABLES — 1.44%
Helen of Troy Ltd.[a]	159,985	7,920,857
iRobot Corp.[a]	143,629	4,993,980
La-Z-Boy Inc.	456,417	14,148,927
Ryland Group Inc. (The)	249,395	10,826,237
Universal Electronics Inc.[a]	135,743	5,173,166

		43,063,167

HOUSEHOLD PRODUCTS — 0.31%
WD-40 Co.	124,885	9,326,412

		9,326,412

INSURANCE — 1.11%
Amerisafe Inc.	111,520	4,710,605
eHealth Inc.[a,b]	162,177	7,539,609
Employers Holdings Inc.	271,716	8,599,811
HCI Group Inc.	88,368	4,727,688
RLI Corp.	76,214	7,421,719

		32,999,432

INTERNET & CATALOG RETAIL — 0.21%
Blue Nile Inc.[a,b]	63,287	2,980,185
NutriSystem Inc.	134,930	2,218,249
PetMed Express Inc.	69,513	1,156,001

		6,354,435

INTERNET SOFTWARE & SERVICES — 3.83%
Blucora Inc.[a,b]	358,628	10,457,593
comScore Inc.[a]	288,971	8,267,460
Dealertrack Technologies Inc.[a,b]	382,098	18,371,272
Dice Holdings Inc.[a]	204,954	1,485,917
Digital River Inc.[a]	104,192	1,927,552
j2 Global Inc.[b]	381,524	19,080,015
LivePerson Inc.[a]	192,401	2,851,383
LogMeIn Inc.[a]	198,424	6,657,125
NIC Inc.	520,498	12,944,785
OpenTable Inc.[a,b]	202,570	16,077,981
Perficient Inc.[a]	287,824	6,740,838
QuinStreet Inc.[a]	81,114	704,881
Stamps.com Inc.[a]	127,861	5,382,948
XO Group Inc.[a]	215,334	3,199,863

		114,149,613

IT SERVICES — 2.94%
Cardtronics Inc.[a]	391,756	17,021,798
CSG Systems International Inc.	183,085	5,382,699
ExlService Holdings Inc.[a]	123,480	3,410,518
Forrester Research Inc.	60,442	2,312,511
Heartland Payment Systems Inc.	173,355	8,640,013
Higher One Holdings Inc.[a]	103,537	1,010,521
iGATE Corp.[a]	253,815	10,193,210
MAXIMUS Inc.	596,577	26,243,422
Sykes Enterprises Inc.[a]	176,468	3,848,767
TeleTech Holdings Inc.[a]	75,367	1,804,286
Virtusa Corp.[a]	205,173	7,815,040

		87,682,785

347

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2013

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.64%
Arctic Cat Inc.	117,177	$6,676,745
Sturm, Ruger & Co. Inc.[b]	168,428	12,310,403

		18,987,148

LIFE SCIENCES TOOLS & SERVICES — 0.78%
Affymetrix Inc.[a]	299,677	2,568,232
Cambrex Corp.[a]	264,199	4,710,668
Luminex Corp.[a]	164,790	3,196,926
PAREXEL International Corp.[a]	285,290	12,889,402

		23,365,228

MACHINERY — 2.92%
Actuant Corp. Class A	228,922	8,387,702
Albany International Corp. Class A	97,851	3,515,787
Barnes Group Inc.	231,736	8,877,806
CIRCOR International Inc.	153,131	12,369,922
EnPro Industries Inc.[a,b]	69,028	3,979,464
Federal Signal Corp.[a]	545,680	7,994,212
John Bean Technologies Corp.	138,077	4,049,798
Lindsay Corp.	52,879	4,375,737
Lydall Inc.[a]	79,684	1,404,032
Tennant Co.	102,996	6,984,159
Toro Co. (The)	293,536	18,668,890
Watts Water Technologies Inc. Class A	102,193	6,322,681

		86,930,190

MEDIA — 0.65%
E.W. Scripps Co. (The) Class Aa,b	262,321	5,697,612
Live Nation Entertainment Inc.[a]	689,769	13,629,836

		19,327,448

METALS & MINING — 0.84%
AK Steel Holding Corp.[a,b]	413,794	3,393,111
Globe Specialty Metals Inc.	260,257	4,687,228
RTI International Metals Inc.[a]	165,251	5,653,237
Stillwater Mining Co.[a,b]	385,643	4,758,835
SunCoke Energy Inc.[a]	285,035	6,501,648

		24,994,059

MULTILINE RETAIL — 0.07%
Tuesday Morning Corp.[a]	138,113	2,204,284

		2,204,284

OIL, GAS & CONSUMABLE FUELS — 1.70%
Carrizo Oil & Gas Inc.[a,b]	359,795	16,108,022
Forest Oil Corp.[a,b]	418,998	1,512,583
Northern Oil and Gas Inc.[a,b]	495,236	7,463,206
PDC Energy Inc.[a]	145,919	7,765,809
Penn Virginia Corp.[a]	234,560	2,211,901
PetroQuest Energy Inc.[a]	150,543	650,346

Security	Shares	Value

Stone Energy Corp.[a]	435,191	$15,053,257

		50,765,124

PAPER & FOREST PRODUCTS — 0.94%
Deltic Timber Corp.	40,638	2,760,946
KapStone Paper and Packaging Corp.[a]	349,089	19,500,111
Schweitzer-Mauduit International Inc.	112,293	5,779,721

		28,040,778

PERSONAL PRODUCTS — 0.18%
Inter Parfums Inc.	147,845	5,294,330

		5,294,330

PHARMACEUTICALS — 4.25%
Akorn Inc.[a,b]	620,691	15,287,619
Hi-Tech Pharmacal Co. Inc.[a]	49,940	2,166,897
Medicines Co. (The)[a,b]	556,398	21,488,091
Prestige Brands Holdings Inc.[a,b]	450,159	16,115,692
Questcor Pharmaceuticals Inc.[b]	486,627	26,496,840
Santarus Inc.[a]	526,041	16,812,270
ViroPharma Inc.[a]	568,070	28,318,290

		126,685,699

PROFESSIONAL SERVICES — 1.34%
Exponent Inc.	69,740	5,400,665
Navigant Consulting Inc.[a]	254,870	4,893,504
On Assignment Inc.[a]	403,060	14,074,855
TrueBlue Inc.[a]	232,665	5,998,104
WageWorks Inc.[a,b]	163,168	9,698,706

		40,065,834

REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.33%
Acadia Realty Trust[b]	165,147	4,100,600
American Assets Trust Inc.	148,260	4,659,812
Associated Estates Realty Corp.	164,625	2,642,231
CoreSite Realty Corp.	186,462	6,002,212
DiamondRock Hospitality Co.[b]	850,836	9,827,156
EastGroup Properties Inc.[b]	120,063	6,955,250
Inland Real Estate Corp.[b]	504,187	5,304,047
LaSalle Hotel Properties	443,376	13,682,583
Lexington Realty Trust[b]	567,087	5,789,958
LTC Properties Inc.	115,477	4,086,731
Medical Properties Trust Inc.[b]	942,365	11,515,700
Parkway Properties Inc.	211,843	4,086,452
Post Properties Inc.	169,890	7,684,125
PS Business Parks Inc.	88,819	6,787,548
Sabra Healthcare REIT Inc.	329,792	8,620,763
Saul Centers Inc.	54,014	2,578,088
Sovran Self Storage Inc.	119,861	7,811,341
Tanger Factory Outlet Centers Inc.[b]	411,220	13,167,265
Universal Health Realty Income Trust	61,219	2,452,433
Urstadt Biddle Properties Inc. Class A	75,167	1,386,831

		129,141,126

348

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2013

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.22%
Forestar Group Inc.[a]	302,860	$6,441,832

		6,441,832

ROAD & RAIL — 0.61%
Arkansas Best Corp.	106,950	3,602,076
Heartland Express Inc.	207,232	4,065,892
Knight Transportation Inc.	208,303	3,820,277
Saia Inc.[a]	212,826	6,821,073

		18,309,318

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.93%
Advanced Energy Industries Inc.[a]	320,423	7,324,870
ATMI Inc.[a]	115,958	3,503,091
Cabot Microelectronics Corp.[a]	83,840	3,831,488
CEVA Inc.[a,b]	64,423	980,518
Cirrus Logic Inc.[a]	227,416	4,646,109
DSP Group Inc.[a]	85,161	826,913
Entropic Communications Inc.[a]	280,926	1,323,161
Exar Corp.[a]	214,374	2,527,470
GT Advanced Technologies Inc.[a]	647,131	5,642,982
Hittite Microwave Corp.[a]	115,333	7,119,506
Kopin Corp.[a]	177,803	750,329
Microsemi Corp.[a]	490,802	12,245,510
Monolithic Power Systems Inc.[a]	160,775	5,572,462
Nanometrics Inc.[a]	72,092	1,373,353
Power Integrations Inc.	158,928	8,871,361
Synaptics Inc.[a,b]	288,051	14,923,922
Tessera Technologies Inc.	173,844	3,426,465
Ultratech Inc.[a]	82,238	2,384,902

		87,274,412

SOFTWARE — 4.15%
Blackbaud Inc.	398,560	15,005,784
Bottomline Technologies Inc.[a,b]	157,288	5,687,534
EPIQ Systems Inc.	183,579	2,975,815
Interactive Intelligence Group Inc.[a]	137,336	9,250,953
Manhattan Associates Inc.[a]	167,188	19,641,246
MicroStrategy Inc. Class Aa	78,705	9,778,309
Monotype Imaging Holdings Inc.	339,672	10,821,950
NetScout Systems Inc.[a]	156,730	4,637,641
Progress Software Corp.[a]	199,390	5,150,244
Synchronoss Technologies Inc.[a,b]	264,618	8,221,681
Take-Two Interactive Software Inc.[a]	289,910	5,035,737
Tangoe Inc.[a,b]	121,419	2,186,756
Tyler Technologies Inc.[a]	246,991	25,225,191

		123,618,841

SPECIALTY RETAIL — 3.71%
Buckle Inc. (The)[b]	97,864	5,143,732
Francesca’s Holdings Corp.[a,b]	366,087	6,739,662
Haverty Furniture Companies Inc.	83,431	2,611,390
Hibbett Sports Inc.[a]	117,636	7,906,316
Jos. A. Bank Clothiers Inc.[a]	85,555	4,682,425
Kirkland’s Inc.[a]	130,116	3,079,846
Lithia Motors Inc. Class A	196,067	13,610,971
Lumber Liquidators Holdings Inc.[a,b]	240,196	24,713,766
MarineMax Inc.[a]	212,949	3,424,220

Security	Shares	Value

Men’s Wearhouse Inc. (The)	193,685	$9,893,430
Monro Muffler Brake Inc.	163,636	9,222,525
Outerwall Inc.[a,b]	159,220	10,710,729
Select Comfort Corp.[a]	167,645	3,535,633
Zale Corp.[a,b]	151,339	2,386,616
Zumiez Inc.[a,b]	111,062	2,887,612

		110,548,873

TEXTILES, APPAREL & LUXURY GOODS — 4.01%
Fifth & Pacific Companies Inc.[a]	1,068,379	34,262,915
G-III Apparel Group Ltd.[a]	77,342	5,707,066
Iconix Brand Group Inc.[a,b]	448,950	17,823,315
Movado Group Inc.	157,150	6,916,171
Oxford Industries Inc.	79,280	6,395,518
Steven Madden Ltd.[a]	513,267	18,780,440
Wolverine World Wide Inc.	875,487	29,731,538

		119,616,963

THRIFTS & MORTGAGE FINANCE — 0.59%
Bank Mutual Corp.	234,506	1,643,887
BofI Holding Inc.[a]	104,927	8,229,425
Oritani Financial Corp.	342,742	5,501,009
TrustCo Bank Corp. NY	304,214	2,184,256

		17,558,577

TRADING COMPANIES & DISTRIBUTORS — 0.35%
DXP Enterprises Inc.[a,b]	90,388	10,412,698

		10,412,698

WATER UTILITIES — 0.13%
American States Water Co.	138,846	3,989,046

		3,989,046

WIRELESS TELECOMMUNICATION SERVICES — 0.03%
NTELOS Holdings Corp.	49,743	1,006,301

		1,006,301

TOTAL COMMON STOCKS (Cost: $2,389,714,014)		2,994,382,645

SHORT-TERM INVESTMENTS — 10.87%

MONEY MARKET FUNDS — 10.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	303,465,093	303,465,093
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	17,774,902	17,774,902

349

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,838,927	$2,838,927

		324,078,922

TOTAL SHORT-TERM INVESTMENTS
(Cost: $324,078,922)		324,078,922

TOTAL INVESTMENTS IN SECURITIES — 111.32%
(Cost: $2,713,792,936)		3,318,461,567
Other Assets, Less Liabilities — (11.32)%		(337,550,312)

NET ASSETS — 100.00%		$2,980,911,255

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

350

Schedule of Investments  (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.97%
AAR Corp.	352,578	$9,875,710
AeroVironment Inc.[a]	107,655	3,135,990
American Science and Engineering Inc.	46,125	3,316,849
Cubic Corp.	186,124	9,801,290
Curtiss-Wright Corp.	420,414	26,162,363
Engility Holdings Inc.[a]	153,750	5,135,250
Moog Inc. Class Aa	157,525	10,702,248
National Presto Industries Inc.[b]	43,754	3,522,197
Orbital Sciences Corp.[a]	296,049	6,897,942
Teledyne Technologies Inc.[a]	149,888	13,768,712

		92,318,551

AIR FREIGHT & LOGISTICS — 0.89%
Atlas Air Worldwide Holdings Inc.[a]	222,936	9,173,816
Forward Air Corp.	142,005	6,235,440
Hub Group Inc. Class Aa,b	311,657	12,428,881

		27,838,137

AIRLINES — 0.22%
SkyWest Inc.	456,095	6,763,889

		6,763,889

AUTO COMPONENTS — 0.31%
Spartan Motors Inc.	303,974	2,036,626
Standard Motor Products Inc.	90,726	3,338,717
Superior Industries International Inc.	208,769	4,306,904

		9,682,247

BIOTECHNOLOGY — 0.26%
ArQule Inc.[a]	227,208	488,497
Emergent BioSolutions Inc.[a]	159,073	3,657,088
Momenta Pharmaceuticals Inc.[a]	221,847	3,922,255

		8,067,840

BUILDING PRODUCTS — 1.16%
American Woodmark Corp.[a]	51,627	2,040,815
Gibraltar Industries Inc.[a]	256,917	4,776,087
Griffon Corp.	394,911	5,216,774
Quanex Building Products Corp.	330,692	6,587,385
Simpson Manufacturing Co. Inc.	228,292	8,385,165
Universal Forest Products Inc.	177,181	9,238,218

		36,244,444

CAPITAL MARKETS — 1.84%
Calamos Asset Management Inc. Class A	170,003	2,012,836
FXCM Inc. Class A	321,510	5,735,738
Investment Technology Group Inc.[a]	125,992	2,590,396
Piper Jaffray Companies Inc.[a]	141,913	5,612,659
Prospect Capital Corp.	2,522,275	28,299,926
Stifel Financial Corp.[a]	241,523	11,573,782

Security	Shares	Value

SWS Group Inc.[a,b]	258,668	$1,572,701

		57,398,038

CHEMICALS — 3.17%
A. Schulman Inc.	259,279	9,142,177
Calgon Carbon Corp.[a]	224,204	4,611,876
FutureFuel Corp.	81,014	1,280,021
Hawkins Inc.	84,369	3,137,683
Innophos Holdings Inc.	195,726	9,512,284
Koppers Holdings Inc.	181,249	8,292,142
Kraton Performance Polymers Inc.[a]	290,131	6,687,520
LSB Industries Inc.[a,b]	170,737	7,003,632
OM Group Inc.[a]	284,740	10,367,383
PolyOne Corp.	368,372	13,021,950
Quaker Chemical Corp.	55,326	4,263,975
Stepan Co.	168,945	11,087,860
Tredegar Corp.	224,686	6,473,204
Zep Inc.	203,842	3,701,771

		98,583,478

COMMERCIAL BANKS — 6.26%
Banner Corp.	173,696	7,785,055
Cardinal Financial Corp.	157,074	2,827,332
City Holding Co.	74,464	3,449,917
Columbia Banking System Inc.	141,511	3,892,968
Community Bank System Inc.	197,898	7,852,593
CVB Financial Corp.	425,303	7,259,922
F.N.B. Corp.	1,409,930	17,793,316
First BanCorp (Puerto Rico)[a,b]	594,933	3,682,635
First Commonwealth Financial Corp.	384,054	3,387,356
First Financial Bancorp	513,311	8,947,011
Hanmi Financial Corp.[b]	282,318	6,179,941
Independent Bank Corp. (Massachusetts)	204,821	8,026,935
National Penn Bancshares Inc.	613,478	6,950,706
NBT Bancorp Inc.	385,661	9,988,620
Old National Bancorp	403,432	6,200,750
S&T Bancorp Inc.	265,251	6,713,503
Simmons First National Corp. Class A	144,566	5,370,627
Sterling Bancorp	701,912	9,384,563
Susquehanna Bancshares Inc.	1,661,737	21,336,703
Taylor Capital Group Inc.[a]	50,682	1,347,127
Tompkins Financial Corp.	104,770	5,384,130
UMB Financial Corp.	170,182	10,939,299
United Bankshares Inc.[b]	270,100	8,494,645
ViewPoint Financial Group	189,288	5,195,956
Wintrust Financial Corp.	354,392	16,344,559

		194,736,169

COMMERCIAL SERVICES & SUPPLIES — 2.70%
ABM Industries Inc.	455,031	13,009,336
Consolidated Graphics Inc.[a]	71,761	4,839,562
G&K Services Inc. Class A	88,184	5,487,690
Healthcare Services Group Inc.	273,873	7,769,777
Interface Inc.	306,939	6,740,381
Tetra Tech Inc.[a,b]	569,840	15,944,123
UniFirst Corp.	82,660	8,844,620
United Stationers Inc.	354,305	16,259,057
Viad Corp.	181,390	5,039,014

		83,933,560

351

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2013

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.61%
ARRIS Group Inc.[a]	337,781	$8,230,034
Bel Fuse Inc. Class B	88,791	1,892,136
Black Box Corp.	141,531	4,217,624
Comtech Telecommunications Corp.	143,379	4,519,306
Digi International Inc.[a]	230,126	2,789,127
Ixia[a]	241,613	3,215,869
NETGEAR Inc.[a]	345,181	11,370,262
Oplink Communications Inc.[a,b]	160,702	2,989,057
PCTEL Inc.	78,146	747,857
Procera Networks Inc.[a]	107,267	1,611,151
ViaSat Inc.[a]	138,313	8,665,310

		50,247,733

COMPUTERS & PERIPHERALS — 0.56%
Avid Technology Inc.[a]	277,254	2,259,620
Intevac Inc.[a,b]	143,321	1,064,875
QLogic Corp.[a]	773,120	9,146,010
Super Micro Computer Inc.[a]	289,350	4,965,246

		17,435,751

CONSTRUCTION & ENGINEERING — 1.24%
Aegion Corp.[a,b]	342,144	7,489,532
Comfort Systems USA Inc.	146,878	2,847,965
EMCOR Group Inc.	595,828	25,286,940
Orion Marine Group Inc.[a,b]	243,490	2,929,185
		38,553,622

CONSTRUCTION MATERIALS — 0.34%
Headwaters Inc.[a,b]	313,659	3,070,722
Texas Industries Inc.[a,b]	107,159	7,370,396

		10,441,118

CONSUMER FINANCE — 0.69%
Cash America International Inc.[b]	250,203	9,582,775
EZCORP Inc. Class A NVS[a,b]	484,725	5,666,435
Green Dot Corp. Class Aa,b	102,237	2,571,261
World Acceptance Corp.[a,b]	40,484	3,543,564

		21,364,035

CONTAINERS & PACKAGING — 0.09%
Myers Industries Inc.	133,398	2,817,366

		2,817,366

DISTRIBUTORS — 0.45%
Pool Corp.	188,197	10,941,774
VOXX International Corp.[a,b]	175,709	2,934,340

		13,876,114

DIVERSIFIED CONSUMER SERVICES — 0.55%
Career Education Corp.[a,b]	516,515	2,944,135
ITT Educational Services Inc.[a,b]	74,658	2,507,016
Regis Corp.	389,237	5,647,829
Strayer Education Inc.[b]	96,638	3,331,112

Security	Shares	Value

Universal Technical Institute Inc.	189,417	$2,634,790

		17,064,882

DIVERSIFIED FINANCIAL SERVICES — 0.35%
Interactive Brokers Group Inc. Class A	445,061	10,832,785

		10,832,785

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.47%
Atlantic Tele-Network Inc.	88,583	5,011,140
Cbeyond Inc.[a,b]	250,031	1,725,214
Cincinnati Bell Inc.[a,b]	1,855,651	6,606,118
General Communication Inc. Class Aa	127,099	1,417,154

		14,759,626

ELECTRIC UTILITIES — 2.27%
ALLETE Inc.	328,966	16,408,824
El Paso Electric Co.	358,356	12,581,879
UIL Holdings Corp.	501,675	19,439,906
UNS Energy Corp.	368,651	22,063,763

		70,494,372

ELECTRICAL EQUIPMENT — 0.95%
Brady Corp. Class A	276,146	8,541,196
Encore Wire Corp.	53,295	2,888,589
Franklin Electric Co. Inc.	128,962	5,756,864
II-VI Inc.[a]	485,172	8,539,027
Powell Industries Inc.	40,369	2,704,319
Vicor Corp.[a,b]	81,880	1,098,829

		29,528,824

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.09%
Agilysys Inc.[a,b]	55,353	770,514
Anixter International Inc.	236,818	21,275,729
Badger Meter Inc.	68,045	3,708,453
Benchmark Electronics Inc.[a]	480,859	11,098,226
Checkpoint Systems Inc.[a]	369,781	5,831,446
Coherent Inc.[a]	97,216	7,231,898
CTS Corp.	119,990	2,389,001
DTS Inc.[a,b]	75,787	1,817,372
Electro Scientific Industries Inc.	157,778	1,650,358
Insight Enterprises Inc.[a]	377,356	8,569,755
Littelfuse Inc.	95,836	8,906,039
Mercury Systems Inc.[a]	297,402	3,256,552
Newport Corp.[a]	199,254	3,600,520
OSI Systems Inc.[a]	92,513	4,913,365
Park Electrochemical Corp.	186,063	5,343,729
Plexus Corp.[a,b]	300,844	13,023,537
Rofin-Sinar Technologies Inc.[a]	250,989	6,781,723
Rogers Corp.[a]	80,638	4,959,237
Sanmina Corp.[a,b]	749,813	12,521,877
ScanSource Inc.[a]	250,614	10,633,552
SYNNEX Corp.[a]	233,650	15,748,010
TTM Technologies Inc.[a,b]	487,100	4,179,318

		158,210,211

ENERGY EQUIPMENT & SERVICES — 2.60%
Basic Energy Services Inc.[a]	112,035	1,767,912

352

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2013

Security	Shares	Value

Bristow Group Inc.	185,327	$13,910,645
Exterran Holdings Inc.[a,b]	520,350	17,795,970
Gulf Island Fabrication Inc.	111,767	2,595,230
Hornbeck Offshore Services Inc.[a,b]	288,074	14,181,883
ION Geophysical Corp.[a,b]	654,416	2,159,573
Pioneer Energy Services Corp.[a]	557,553	4,465,999
SEACOR Holdings Inc.[a,b]	167,917	15,314,030
TETRA Technologies Inc.[a,b]	701,992	8,676,621

		80,867,863
FOOD & STAPLES RETAILING — 0.82%
Andersons Inc. (The)	68,686	6,124,731
Casey’s General Stores Inc.	161,044	11,313,341
Spartan Stores Inc.	326,348	7,923,729

		25,361,801
FOOD PRODUCTS — 2.91%
Annie’s Inc.[a,b]	84,533	3,638,300
B&G Foods Inc. Class A	238,222	8,078,108
Cal-Maine Foods Inc.	133,310	8,029,261
Calavo Growers Inc.	64,522	1,952,436
Darling International Inc.[a]	493,226	10,298,559
Diamond Foods Inc.[a]	96,103	2,483,302
J&J Snack Foods Corp.	71,343	6,320,276
Sanderson Farms Inc.	179,762	13,002,185
Seneca Foods Corp. Class Aa	63,140	2,013,535
Snyders-Lance Inc.	435,438	12,505,779
TreeHouse Foods Inc.[a,b]	323,619	22,303,822

		90,625,563
GAS UTILITIES — 3.25%
Laclede Group Inc. (The)	269,964	12,294,161
New Jersey Resources Corp.	372,958	17,245,578
Northwest Natural Gas Co.	240,420	10,294,784
Piedmont Natural Gas Co.	674,826	22,377,230
South Jersey Industries Inc.	286,030	16,006,239
Southwest Gas Corp.	411,233	22,992,037

		101,210,029
HEALTH CARE EQUIPMENT & SUPPLIES — 2.23%
Abaxis Inc.[a]	99,083	3,965,302
Analogic Corp.	58,750	5,202,900
CONMED Corp.	245,862	10,449,135
Cynosure Inc. Class Aa	61,147	1,631,402
Greatbatch Inc.[a]	88,390	3,910,374
Haemonetics Corp.[a,b]	266,123	11,211,762
ICU Medical Inc.[a,b]	116,924	7,449,228
Integra LifeSciences Holdings Corp.[a,b]	123,650	5,899,341
Invacare Corp.	256,962	5,964,088
Meridian Bioscience Inc.[b]	170,042	4,511,214
Merit Medical Systems Inc.[a]	362,415	5,704,412
Symmetry Medical Inc.[a]	332,858	3,355,209

		69,254,367
HEALTH CARE PROVIDERS & SERVICES — 3.95%
Almost Family Inc.[a]	74,932	2,422,552
Amedisys Inc.[a,b]	289,657	4,237,682
AMN Healthcare Services Inc.[a]	410,570	6,035,379

Security	Shares	Value

AmSurg Corp.[a]	89,445	$4,107,314
Bio-Reference Laboratories Inc.[a,b]	125,409	3,202,946
Centene Corp.[a,b]	486,103	28,655,772
Chemed Corp.[b]	157,006	12,029,800
Cross Country Healthcare Inc.[a]	240,787	2,403,054
Ensign Group Inc. (The)	59,586	2,637,872
Gentiva Health Services Inc.[a]	158,151	1,962,654
Hanger Inc.[a]	176,741	6,952,991
Healthways Inc.[a,b]	313,104	4,806,146
Kindred Healthcare Inc.	482,838	9,531,222
Landauer Inc.	46,007	2,420,428
LHC Group Inc.[a,b]	108,143	2,599,758
Magellan Health Services Inc.[a]	240,321	14,397,631
Molina Healthcare Inc.[a,b]	252,603	8,777,954
PharMerica Corp.[a]	262,022	5,633,473

		122,814,628
HEALTH CARE TECHNOLOGY — 0.21%
Computer Programs and Systems Inc.	42,552	2,630,139
Quality Systems Inc.	184,161	3,878,431

		6,508,570
HOTELS, RESTAURANTS & LEISURE — 2.34%
Biglari Holdings Inc.[a]	13,023	6,597,973
BJ’s Restaurants Inc.[a,b]	221,548	6,881,281
Boyd Gaming Corp.[a,b]	337,007	3,794,699
CEC Entertainment Inc.	74,912	3,317,103
Cracker Barrel Old Country Store Inc.	99,671	10,970,787
DineEquity Inc.	87,835	7,338,614
Interval Leisure Group Inc.	158,947	4,911,462
Jack in the Box Inc.[a]	178,482	8,927,670
Marcus Corp. (The)	162,156	2,179,377
Marriott Vacations Worldwide Corp.[a]	270,355	14,263,930
Ruby Tuesday Inc.[a,b]	513,739	3,560,211

		72,743,107
HOUSEHOLD DURABLES — 1.79%
Blyth Inc.[b]	76,710	834,605
Ethan Allen Interiors Inc.	232,081	7,059,904
Helen of Troy Ltd.[a]	104,830	5,190,133
iRobot Corp.[a,b]	110,809	3,852,829
M/I Homes Inc.[a,b]	217,380	5,532,321
Meritage Homes Corp.[a,b]	302,348	14,509,680
Ryland Group Inc. (The)	156,616	6,798,701
Standard-Pacific Corp.[a,b]	1,328,224	12,020,427

		55,798,600
HOUSEHOLD PRODUCTS — 0.08%
Central Garden & Pet Co. Class Aa,b	374,222	2,525,998

		2,525,998
INSURANCE — 3.09%
Amerisafe Inc.	51,356	2,169,278
Horace Mann Educators Corp.	359,102	11,326,077
Infinity Property and Casualty Corp.	102,264	7,337,442
Meadowbrook Insurance Group Inc.	413,073	2,874,988
Navigators Group Inc. (The)[a]	94,473	5,966,915
ProAssurance Corp.	547,365	26,536,255

353

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2013

Security	Shares	Value

RLI Corp.	74,853	$7,289,185
Safety Insurance Group Inc.	113,724	6,402,661
Selective Insurance Group Inc.	495,113	13,397,758
Stewart Information Services Corp.	186,289	6,011,546
Tower Group International Ltd.[b]	354,776	1,199,143
United Fire Group Inc.	192,258	5,510,114

		96,021,362
INTERNET & CATALOG RETAIL — 0.37%
Blue Nile Inc.[a,b]	49,021	2,308,399
FTD Companies Inc.[a,b]	165,776	5,400,982
NutriSystem Inc.	118,260	1,944,194
PetMed Express Inc.	110,378	1,835,586

		11,489,161
INTERNET SOFTWARE & SERVICES — 0.66%
Dice Holdings Inc.[a]	134,596	975,821
Digital River Inc.[a]	146,751	2,714,893
Liquidity Services Inc.[a,b]	229,457	5,199,496
LivePerson Inc.[a,b]	242,135	3,588,441
Monster Worldwide Inc.[a,b]	935,794	6,672,211
QuinStreet Inc.[a,b]	170,846	1,484,652

		20,635,514
IT SERVICES — 1.36%
CACI International Inc. Class Aa,b	207,893	15,221,925
CIBER Inc.[a]	597,853	2,475,111
CSG Systems International Inc.	114,497	3,366,212
ExlService Holdings Inc.[a]	149,288	4,123,335
Forrester Research Inc.	50,652	1,937,946
Heartland Payment Systems Inc.	151,277	7,539,646
Higher One Holdings Inc.[a,b]	185,932	1,814,696
Sykes Enterprises Inc.[a]	167,274	3,648,246
TeleTech Holdings Inc.[a]	94,264	2,256,680

		42,383,797
LEISURE EQUIPMENT & PRODUCTS — 0.21%
Callaway Golf Co.	664,728	5,603,657
JAKKS Pacific Inc.[b]	154,975	1,042,982

		6,646,639
LIFE SCIENCES TOOLS & SERVICES — 0.50%
Affymetrix Inc.[a]	334,040	2,862,723
Luminex Corp.[a,b]	163,171	3,165,517
PAREXEL International Corp.[a]	211,476	9,554,486

		15,582,726
MACHINERY — 4.02%
Actuant Corp. Class A	414,841	15,199,774
Albany International Corp. Class A	151,019	5,426,113
Astec Industries Inc.	166,853	6,445,531
Barnes Group Inc.	171,905	6,585,681
Briggs & Stratton Corp.	422,807	9,200,280
EnPro Industries Inc.[a,b]	115,846	6,678,522
ESCO Technologies Inc.	236,170	8,091,184
John Bean Technologies Corp.	101,788	2,985,442
Lindsay Corp.[b]	60,864	5,036,496

Security	Shares	Value

Lydall Inc.[a]	69,304	$1,221,137
Mueller Industries Inc.	250,926	15,810,847
Standex International Corp.	113,872	7,160,271
Tennant Co.	59,207	4,014,827
Titan International Inc.	477,379	8,583,274
Toro Co. (The)	207,960	13,226,256
Watts Water Technologies Inc. Class A	150,340	9,301,536

		124,967,171
MEDIA — 0.78%
Digital Generation Inc.[a,b]	190,345	2,426,899
Harte-Hanks Inc.	389,827	3,048,447
Live Nation Entertainment Inc.[a]	554,492	10,956,762
Scholastic Corp.	230,403	7,836,006

		24,268,114
METALS & MINING — 2.31%
A.M. Castle & Co.[a,b]	151,790	2,241,938
AK Steel Holding Corp.[a,b]	790,325	6,480,665
AMCOL International Corp.	222,780	7,570,064
Century Aluminum Co.[a,b]	459,189	4,803,117
Gerber Scientific Inc. Escrow[a,c]	177,368	1,774
Globe Specialty Metals Inc.	312,004	5,619,192
Haynes International Inc.	110,005	6,076,676
Kaiser Aluminum Corp.	167,045	11,733,241
Materion Corp.	183,589	5,663,721
Olympic Steel Inc.	81,372	2,358,161
RTI International Metals Inc.[a]	103,679	3,546,859
Stillwater Mining Co.[a,b]	670,209	8,270,379
SunCoke Energy Inc.[a]	328,771	7,499,266

		71,865,053
MULTI-UTILITIES — 0.96%
Avista Corp.	533,106	15,028,258
NorthWestern Corp.	341,536	14,795,340

		29,823,598
MULTILINE RETAIL — 0.28%
Fred’s Inc. Class A	304,165	5,633,136
Tuesday Morning Corp.[a,b]	188,760	3,012,609

		8,645,745
OIL, GAS & CONSUMABLE FUELS — 2.00%
Approach Resources Inc.[a,b]	313,217	6,041,956
Arch Coal Inc.[b]	1,892,387	8,421,122
Cloud Peak Energy Inc.[a,b]	542,204	9,759,672
Comstock Resources Inc.	395,446	7,232,707
Contango Oil & Gas Co.[a]	136,044	6,429,440
Forest Oil Corp.[a,b]	642,597	2,319,775
Green Plains Renewable Energy Inc.	210,259	4,076,922
PDC Energy Inc.[a,b]	168,243	8,953,893
Penn Virginia Corp.[a]	231,854	2,186,383
PetroQuest Energy Inc.[a,b]	352,047	1,520,843
Swift Energy Co.[a,b]	386,372	5,216,022

		62,158,735

354

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2013

Security	Shares	Value

PAPER & FOREST PRODUCTS — 1.44%
Clearwater Paper Corp.[a]	187,638	$9,850,995
Deltic Timber Corp.	57,802	3,927,068
Neenah Paper Inc.	144,497	6,180,137
P.H. Glatfelter Co.	385,420	10,653,009
Schweitzer-Mauduit International Inc.	165,150	8,500,270
Wausau Paper Corp.	440,240	5,582,243

		44,693,722
PERSONAL PRODUCTS — 0.10%
Medifast Inc.[a]	114,142	2,982,530
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.82%
		2,982,530
PHARMACEUTICALS — 0.53%
Hi-Tech Pharmacal Co. Inc.[a]	47,374	2,055,558
Impax Laboratories Inc.[a,b]	574,032	14,431,164

		16,486,722
PROFESSIONAL SERVICES — 1.65%
CDI Corp.	129,116	2,392,520
Exponent Inc.	45,654	3,535,446
Heidrick & Struggles International Inc.	143,520	2,890,493
Insperity Inc.	202,618	7,320,588
Kelly Services Inc. Class A	242,789	6,055,158
Korn/Ferry International[a]	440,528	11,506,591
Navigant Consulting Inc.[a]	181,169	3,478,445
Resources Connection Inc.	354,576	5,081,074
TrueBlue Inc.[a]	128,385	3,309,765
WageWorks Inc.[a]	98,178	5,835,700

		51,405,780
REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.65%
Acadia Realty Trust[b]	326,822	8,114,990
Agree Realty Corp.	132,991	3,859,399
American Assets Trust Inc.	128,893	4,051,107
Associated Estates Realty Corp.[b]	343,019	5,505,455
Capstead Mortgage Corp.[b]	771,929	9,324,902
Cedar Realty Trust Inc.	555,390	3,476,741
Cousins Properties Inc.	1,565,259	16,122,168
DiamondRock Hospitality Co.	870,639	10,055,881
EastGroup Properties Inc.[b]	150,129	8,696,973
EPR Properties[b]	459,075	22,568,127
Franklin Street Properties Corp.	776,625	9,280,669
GEO Group Inc. (The)	612,000	19,718,640
Getty Realty Corp.	238,527	4,381,741
Government Properties Income Trust[b]	470,772	11,698,684
Healthcare Realty Trust Inc.	850,835	18,131,294
Inland Real Estate Corp.	231,126	2,431,446
Kite Realty Group Trust[b]	1,163,290	7,642,815
LaSalle Hotel Properties	470,789	14,528,549
Lexington Realty Trust[b]	891,602	9,103,256
LTC Properties Inc.	191,837	6,789,111
Medical Properties Trust Inc.	474,722	5,801,103
Parkway Properties Inc.	323,553	6,241,337
Pennsylvania Real Estate Investment Trust[b]	607,292	11,526,402
Post Properties Inc.	307,799	13,921,749
PS Business Parks Inc.	87,198	6,663,671
Saul Centers Inc.[b]	57,929	2,764,951

Security	Shares	Value

Sovran Self Storage Inc.	162,529	$10,592,015
Tanger Factory Outlet Centers Inc.	419,351	13,427,619
Universal Health Realty Income Trust	22,000	881,320
Urstadt Biddle Properties Inc. Class A	103,593	1,911,291

		269,213,406
ROAD & RAIL — 0.44%
Arkansas Best Corp.	105,805	3,563,513
Heartland Express Inc.	220,166	4,319,657
Knight Transportation Inc.	320,857	5,884,517

		13,767,687
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.82%
ATMI Inc.[a,b]	164,434	4,967,551
Brooks Automation Inc.	593,809	6,229,056
Cabot Microelectronics Corp.[a]	123,893	5,661,910
CEVA Inc.[a,b]	131,817	2,006,255
Cirrus Logic Inc.[a]	334,131	6,826,296
Cohu Inc.	211,706	2,222,913
Diodes Inc.[a,b]	324,516	7,645,597
DSP Group Inc.[a]	112,495	1,092,327
Entropic Communications Inc.[a]	530,323	2,497,821
Exar Corp.[a]	203,990	2,405,042
GT Advanced Technologies Inc.[a]	520,088	4,535,167
Hittite Microwave Corp.[a,b]	162,876	10,054,336
Kopin Corp.[a,b]	372,070	1,570,135
Kulicke and Soffa Industries Inc.[a,b]	677,110	9,005,563
Micrel Inc.	407,344	4,020,485
Microsemi Corp.[a]	335,103	8,360,820
MKS Instruments Inc.	472,334	14,141,680
Monolithic Power Systems Inc.[a]	145,824	5,054,260
Nanometrics Inc.[a]	124,991	2,381,079
Pericom Semiconductor Corp.[a]	190,078	1,684,091
Power Integrations Inc.	103,916	5,800,591
Rubicon Technology Inc.[a,b]	157,360	1,565,732
Rudolph Technologies Inc.[a,b]	294,213	3,454,061
Sigma Designs Inc.[a,b]	279,596	1,319,693
Supertex Inc.[a]	91,502	2,292,125
Tessera Technologies Inc.	256,875	5,063,006
TriQuint Semiconductor Inc.[a,b]	1,429,949	11,925,775
Ultratech Inc.[a,b]	163,913	4,753,477
Veeco Instruments Inc.[a]	349,482	11,501,453

		150,038,297
SOFTWARE — 1.22%
Bottomline Technologies Inc.[a,b]	167,062	6,040,962
Ebix Inc.[b]	284,833	4,192,742
EPIQ Systems Inc.	81,562	1,322,120
NetScout Systems Inc.[a]	173,432	5,131,853
Progress Software Corp.[a]	259,278	6,697,151
Take-Two Interactive Software Inc.[a,b]	526,091	9,138,200
Tangoe Inc.[a,b]	179,589	3,234,398
Vasco Data Security International Inc.[a]	266,556	2,060,478

		37,817,904
SPECIALTY RETAIL — 5.93%
Aeropostale Inc.[a,b]	700,250	6,365,273
Barnes & Noble Inc.[a,b]	330,517	4,941,229
Big 5 Sporting Goods Corp.	158,783	3,147,079

355

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2013

Security	Shares	Value

Brown Shoe Co. Inc.	365,545	$10,286,436
Buckle Inc. (The)[b]	149,943	7,881,004
Cato Corp. (The) Class A	239,668	7,621,442
Children’s Place Retail Stores Inc. (The)[a]	198,305	11,297,436
Christopher & Banks Corp.[a]	325,916	2,783,323
Finish Line Inc. (The) Class A	435,944	12,280,542
Genesco Inc.[a,b]	212,950	15,558,127
Group 1 Automotive Inc.	188,156	13,362,839
Haverty Furniture Companies Inc.	92,764	2,903,513
Hibbett Sports Inc.[a,b]	111,208	7,474,290
Jos. A. Bank Clothiers Inc.[a]	161,972	8,864,728
Men’s Wearhouse Inc. (The)	206,172	10,531,266
Monro Muffler Brake Inc.	98,474	5,549,995
Outerwall Inc.[a,b]	84,039	5,653,304
Pep Boys - Manny, Moe & Jack (The)[a]	473,615	5,749,686
Select Comfort Corp.[a]	320,170	6,752,385
Sonic Automotive Inc. Class A	305,357	7,475,139
Stage Stores Inc.	283,422	6,297,637
Stein Mart Inc.	249,784	3,359,595
Vitamin Shoppe Inc.[a]	270,631	14,075,518
Zale Corp.[a,b]	137,459	2,167,728
Zumiez Inc.[a,b]	82,574	2,146,924

		184,526,438
TEXTILES, APPAREL & LUXURY GOODS — 1.44%
Crocs Inc.[a]	785,240	12,501,021
G-III Apparel Group Ltd.[a]	67,164	4,956,031
Oxford Industries Inc.	47,692	3,847,314
Perry Ellis International Inc.[a]	110,291	1,741,495
Quiksilver Inc.[a,b]	1,138,642	9,985,890
SKECHERS U.S.A. Inc. Class Aa,b	352,431	11,676,039

		44,707,790
THRIFTS & MORTGAGE FINANCE — 1.18%
Bank Mutual Corp.	153,550	1,076,385
Brookline Bancorp Inc.	626,975	6,000,151
Dime Community Bancshares Inc.	261,322	4,421,568
Northwest Bancshares Inc.	835,934	12,355,105
Provident Financial Services Inc.	475,019	9,177,367
TrustCo Bank Corp. NY	531,390	3,815,380

		36,845,956
TOBACCO — 0.07%
Alliance One International Inc.[a,b]	733,905	2,238,410

		2,238,410
TRADING COMPANIES & DISTRIBUTORS — 0.90%
Applied Industrial Technologies Inc.	374,210	18,369,969
Kaman Corp.	241,632	9,600,039

		27,970,008
WATER UTILITIES — 0.19%
American States Water Co.	203,785	5,854,743

		5,854,743
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
NTELOS Holdings Corp.	84,755	1,714,594

Security	Shares	Value

USA Mobility Inc.	193,641	$2,765,193

		4,479,787

TOTAL COMMON STOCKS (Cost: $2,691,347,018)		3,106,420,113

SHORT-TERM INVESTMENTS — 11.04%

MONEY MARKET FUNDS — 11.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	322,577,511	322,577,511
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	18,894,376	18,894,376
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,958,156	1,958,156

		343,430,043

TOTAL SHORT-TERM INVESTMENTS (Cost: $343,430,043)		343,430,043

TOTAL INVESTMENTS IN SECURITIES — 110.90% (Cost: $3,034,777,061)		3,449,850,156
Other Assets, Less Liabilities — (10.90)%		(339,184,213)

NET ASSETS — 100.00%		$3,110,665,943

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

356

Schedule of Investments  (Unaudited)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2013

Security	Shares	Value

PREFERRED STOCKS — 99.80%

AUTO COMPONENTS — 0.45%
Goodyear Tire & Rubber Co. (The), 5.88%	566,357	$37,860,965

		37,860,965
AUTOMOBILES — 11.40%
Ally Financial Inc., 7.25%	1,612,499	40,892,975
Ally Financial Inc., 7.38%	2,016,593	51,201,296
BAC Capital Trust VIII, 6.00%[a]	1,216,639	30,245,646
Countrywide Capital IV, 6.75%	1,156,375	28,782,174
Countrywide Capital V, 7.00%	3,419,021	86,672,182
Deutsche Bank Capital Funding Trust VIII, 6.38%	1,450,133	35,151,224
Deutsche Bank Capital Funding Trust IX, 6.63%	2,596,201	64,541,557
Deutsche Bank Capital Funding Trust X, 7.35%	1,821,810	46,164,665
Deutsche Bank Contingent Capital Trust II, 6.55%	1,807,417	45,004,683
Deutsche Bank Contingent Capital Trust III, 7.60%	4,455,179	115,656,447
Deutsche Bank Contingent Capital Trust V, 8.05%[a]	3,129,124	83,547,611
GMAC Capital Trust I Series 2, 8.13%[b]	6,021,110	161,004,481
Goldman Sachs Group Inc. (The), 6.13%	3,022,963	73,639,379
J.P. Morgan Chase Capital XXIX, 6.70%	3,433,141	86,927,130

		949,431,450
CAPITAL MARKETS — 12.10%
Affiliated Managers Group Inc., 6.38%	459,059	10,443,592
Allied Capital Corp., 6.88%	535,589	12,222,141
Ameriprise Financial Inc., 7.75%	458,226	11,753,497
Apollo Investment Corp., 6.63%	345,294	7,119,962
Ares Capital Corp., 5.88%	419,158	10,437,034
Ares Capital Corp., 7.75%	455,844	11,537,412
Bank of New York Mellon Corp. (The), 5.20%	1,316,619	27,319,844
BGC Partners Inc., 8.13%[a]	268,752	6,955,302
Charles Schwab Corp. (The) Series B, 6.00%	966,430	21,251,796
Gabelli Equity Trust Inc., 5.00%	253,127	5,330,855
Goldman Sachs Group Inc. (The), 4.00%[b]	361,290	6,842,833
Goldman Sachs Group Inc. (The), 5.50%[b]	2,311,260	51,517,985
Goldman Sachs Group Inc. (The), 5.95%	1,699,613	36,354,722
Goldman Sachs Group Inc. (The), 6.50%	1,350,704	34,078,262
Goldman Sachs Group Inc. (The) Series A, 3.75%[b]	1,433,757	25,879,314
Goldman Sachs Group Inc. (The) Series B, 6.20%	1,396,530	31,421,925
Goldman Sachs Group Inc. (The) Series D, 4.00%[b]	2,692,115	49,507,995
Ladenburg Thalmann Financial Services Inc., 8.00%	307,167	7,279,858
Merrill Lynch Capital Trust I, 6.45%[b]	2,405,545	59,465,072
Merrill Lynch Capital Trust II, 6.45%[b]	2,173,080	53,457,768
Merrill Lynch Capital Trust III, 7.00%	1,718,437	43,184,322
Merrill Lynch Capital Trust III, 7.38%[a]	1,724,220	43,536,555
Merrill Lynch Capital Trust IV, 7.12%	922,968	23,184,956
Merrill Lynch Capital Trust V, 7.28%	1,947,926	49,009,818
Morgan Stanley Capital Trust III, 6.25%	2,032,607	48,762,242
Morgan Stanley Capital Trust IV, 6.25%	1,439,831	34,109,596
Morgan Stanley Capital Trust V, 5.75%[a]	1,143,843	25,587,768
Morgan Stanley Capital Trust VI, 6.60%	1,978,494	48,572,028
Morgan Stanley Capital Trust VII, 6.60%[a]	2,524,431	61,343,673
Morgan Stanley Capital Trust VIII, 6.45%[a]	1,900,125	45,260,977
Morgan Stanley Series A, 4.00%[b]	1,969,539	37,027,333
Prospect Capital Corp., 6.95%	234,273	6,013,788
Raymond James Financial Inc., 6.90%	795,686	19,892,150

Security	Shares	Value

State Street Corp., 5.25%	1,130,798	$23,407,519
Stifel Financial Corp., 5.38%	353,010	8,821,720
Stifel Financial Corp., 6.70%	402,768	10,326,972

		1,008,218,586
COMMERCIAL BANKS — 26.17%
Barclays Bank PLC, 6.63%[a]	1,695,383	40,926,546
Barclays Bank PLC, 7.10%	3,106,041	78,179,052
Barclays Bank PLC, 7.75%	2,598,097	65,809,797
Barclays Bank PLC Series 5, 8.13%[a]	5,982,529	151,776,761
BB&T Corp., 5.63%	2,599,779	52,905,503
BB&T Corp., 5.85%	1,300,479	27,934,289
BB&T Corp. Series F, 5.20%	1,033,964	19,386,825
BB&T Corp. Series G, 5.20%	1,146,109	21,546,849
City National Corp., 5.50%	403,049	7,907,821
Cullen/Frost Bankers Inc., 5.38%	356,568	7,056,481
First Niagara Financial Group Inc. Series B, 8.63%[b]	794,872	22,145,134
First Republic Bank, 5.50%	436,695	8,428,213
First Republic Bank, 5.63%[a]	346,599	6,793,340
First Republic Bank, Series A, 6.70%	457,906	10,843,214
First Republic Bank, Series B, 6.20%	346,027	7,664,498
FirstMerit Corp., 5.88%	234,398	4,859,071
HSBC Holdings PLC, 6.20%	3,273,115	80,845,940
HSBC Holdings PLC, 8.00%	8,577,114	231,067,451
HSBC Holdings PLC, 8.13%	4,966,156	127,729,532
HSBC USA Inc. Series F, 3.50%[a,b]	1,181,454	21,975,044
HSBC USA Inc. Series G, 4.00%[b]	856,111	17,361,931
Lloyds Banking Group PLC, 7.75%	1,940,085	51,703,265
M&T Capital Trust IV, 8.50%	793,116	20,621,016
National Westminster Bank PLC Series C, 7.76%	559,139	14,079,120
PNC Financial Services Group Inc. (The) Series P, 6.13%[b,c]	3,389,463	85,583,941
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c]	1,091,319	21,946,425
PrivateBancorp Inc., 7.13%	287,713	6,847,569
Regions Financial Corp., 6.38%	1,131,202	25,056,124
Royal Bank of Scotland Group PLC Series F, 7.65%	361,270	8,988,398
Royal Bank of Scotland Group PLC Series H, 7.25%	549,458	13,291,389
Royal Bank of Scotland Group PLC Series L, 5.75%	1,693,473	33,073,528
Royal Bank of Scotland Group PLC Series M, 6.40%	1,310,239	27,383,995
Royal Bank of Scotland Group PLC Series N, 6.35%	1,254,317	25,663,326
Royal Bank of Scotland Group PLC Series P, 6.25%	561,657	11,317,389
Royal Bank of Scotland Group PLC Series Q, 6.75%	1,170,437	25,363,370
Royal Bank of Scotland Group PLC Series R, 6.13%	583,479	11,640,406
Royal Bank of Scotland Group PLC Series S, 6.60%	1,497,492	32,211,053
Royal Bank of Scotland Group PLC Series T, 7.25%[a]	2,894,437	69,466,488
Santander Finance Preferred SA Unipersonal, 6.50%	264,973	6,422,945
Santander Finance Preferred SA Unipersonal, 6.80%	376,787	9,280,264
Santander Finance Preferred SA Unipersonal, 10.50%	1,865,591	49,195,635
Santander Finance Preferred SA Unipersonal Series 6, 4.00%[b]	480,560	8,606,830
SunTrust Banks Inc., 5.88%	1,019,680	21,413,280
Synovus Financial Corp., 7.88%[b]	308,652	8,349,037
Taylor Capital Group Inc., 8.00%	231,834	6,027,684
TCF Financial Corp., 6.45%	234,911	4,980,113
TCF Financial Corp., 7.50%	397,311	9,853,313
Texas Capital Bancshares Inc., 6.50%	346,844	7,422,462
U.S. Bancorp, 5.15%	1,136,240	22,690,713
U.S. Bancorp Series B, 3.50%[b]	2,258,776	43,910,605
U.S. Bancorp Series F, 6.50%[b]	2,483,486	65,315,682
U.S. Bancorp Series G, 6.00%[b]	2,448,304	67,010,080
UBS Preferred Funding Trust IV Series D, 0.86%[b]	679,371	10,258,502
Webster Financial Corp., 6.40%	296,227	6,339,258
Wells Fargo & Co., 5.13%[a]	1,468,201	29,804,480
Wells Fargo & Co., 5.20%	1,697,450	34,084,796
Wells Fargo & Co., 5.25%	1,411,550	28,414,501
Wells Fargo & Co., 5.85%[b]	3,896,624	91,843,428

357

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2013

Security	Shares	Value

Wells Fargo & Co. Series J, 8.00%	4,856,593	$135,790,340
Zions BanCorp, 5.75%	293,124	5,748,162
Zions BanCorp, 6.30%[b]	403,683	9,401,777

		2,179,543,981
COMMERCIAL SERVICES & SUPPLIES — 0.37%
Pitney Bowes Inc., 5.25%	257,162	6,513,914
Pitney Bowes Inc., 6.70%	980,373	23,989,727

		30,503,641
CONSUMER FINANCE — 2.51%
Ally Financial Inc. Series A, 8.50%[b]	2,307,403	61,953,771
Capital One Financial Corp., 6.00%	1,976,072	42,959,805
Discover Financial Services, 6.50%	1,300,276	29,958,359
HSBC Finance Corp., 6.36%	1,302,397	29,824,891
HSBC USA Inc. Series H, 6.50%	857,435	20,749,927
SLM Corp., 2.96%[b]	467,094	11,051,444
SLM Corp., 6.00%	682,854	12,694,256

		209,192,453
DIVERSIFIED FINANCIAL SERVICES — 13.50%
Bank of America Corp., 6.38%	1,517,644	35,285,223
Bank of America Corp., 6.63%[a]	664,670	16,663,277
Bank of America Corp. Series 4, 4.00%[b]	572,273	11,079,205
Bank of America Corp. Series 5, 4.00%[a,b]	802,409	15,703,144
Bank of America Corp. Series D, 6.20%[a]	1,279,429	30,821,445
Bank of America Corp. Series E, 4.00%[b]	567,210	11,417,937
Bank of America Corp. Series H, 3.00%[a,b]	785,256	13,804,800
Citigroup Capital IX, 6.00%	1,914,937	48,064,919
Citigroup Capital XI, 6.00%	1,042,020	25,925,458
Citigroup Capital XIII, 7.88%[b]	5,075,363	138,303,642
Citigroup Capital XVII, 6.35%[a]	1,586,642	39,745,382
Citigroup Inc., 5.80%	1,303,086	27,677,547
Citigroup Inc., 7.13%[b]	2,147,181	55,697,875
General Electric Capital Corp., 4.88%[a]	3,305,755	67,301,879
ING Groep NV, 6.13%[a]	1,580,161	36,580,727
ING Groep NV, 6.20%[a]	1,142,083	26,781,846
ING Groep NV, 6.38%[a]	2,363,685	56,019,335
ING Groep NV, 7.05%	1,806,033	45,493,971
ING Groep NV, 7.20%[a]	2,487,012	63,170,105
ING Groep NV, 7.38%	3,388,137	86,058,680
J.P. Morgan Chase & Co., 5.45%	1,278,307	25,924,066
J.P. Morgan Chase & Co., 5.50%	2,441,300	50,217,541
KKR Financial Holdings LLC, 7.38%	848,071	20,438,511
KKR Financial Holdings LLC, 7.50%	267,022	6,702,252
KKR Financial Holdings LLC, 8.38%	590,448	15,829,911
RBS Capital Funding Trust V Series E, 5.90%	2,900,768	59,291,698
RBS Capital Funding Trust VI, Series F, 6.25%	459,035	9,580,060
RBS Capital Funding Trust VII Series G, 6.08%	4,065,044	85,284,623

		1,124,865,059
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.49%
Intelsat SA, 5.75%	203,268	11,891,178
Qwest Corp., 7.00%[a]	2,114,193	46,321,202
Qwest Corp., 7.38%	1,508,415	34,889,639
Qwest Corp., 7.50%[a]	1,310,950	30,715,559

		123,817,578

Security	Shares	Value

ELECTRIC UTILITIES — 3.55%
Duke Energy Corp., 5.13%	1,148,098	$23,708,224
Entergy Arkansas Inc., 4.90%	458,263	9,275,243
Entergy Arkansas Inc., 5.75%	515,105	12,043,155
Entergy Louisiana LLC, 5.25%[a]	458,610	9,905,976
FPL Group Capital Trust I, 5.88%	683,120	16,531,504
Interstate Power & Light Co., 5.10%	455,500	9,497,175
NextEra Energy Capital Holdings Inc., 5.00%	1,024,605	18,709,287
NextEra Energy Capital Holdings Inc., 5.13%	1,136,805	21,030,893
NextEra Energy Capital Holdings Inc. Series F, 8.75%	851,805	21,695,473
NextEra Energy Capital Holdings Inc. Series G, 5.70%	906,041	18,936,257
NextEra Energy Capital Holdings Inc. Series H, 5.63%	795,432	16,035,909
PPL Capital Funding Inc., 5.90%	1,019,658	21,178,297
PPL Corp., 8.75%	1,107,075	58,542,126
SCE Trust I, 5.63%	1,080,245	21,712,924
SCE Trust II, 5.10%	911,886	16,815,178

		295,617,621
FOOD PRODUCTS — 0.46%
CHS Inc., 7.88%	641,693	18,269,000
CHS Inc., 8.00%[a]	695,216	20,314,211

		38,583,211
HEALTH CARE PROVIDERS & SERVICES — 0.34%
Omnicare Capital Trust II Series B, 4.00%	376,899	27,973,444

		27,973,444
INSURANCE — 10.01%
Aegon NV, 4.00%[b]	570,576	11,228,936
Aegon NV, 6.38%	2,258,191	52,864,251
Aegon NV, 6.50%	1,136,231	26,803,689
Aegon NV, 6.88%[a]	1,243,732	30,807,242
Aegon NV, 7.25%	2,373,269	60,209,835
Aegon NV, 8.00%[a]	1,188,314	33,498,572
Aflac Inc., 5.50%	1,136,614	24,118,949
Allstate Corp. (The), 5.10%[b]	1,146,721	27,647,443
Allstate Corp. (The), 5.63%	655,504	13,765,584
American Financial Group Inc., 5.75%	291,853	6,228,143
American Financial Group Inc., 6.38%	526,151	12,459,256
AmTrust Financial Services Inc., 6.75%	268,238	4,997,274
Arch Capital Group Ltd., 6.75%	739,015	16,945,614
Argo Group US Inc., 6.50%	332,614	6,672,237
Aspen Insurance Holdings Ltd., 5.95%[b]	627,115	14,216,697
Aspen Insurance Holdings Ltd., 7.25%	371,998	9,117,671
Assured Guaranty Municipal Holdings Inc., 6.25%[a]	526,042	10,725,996
Aviva PLC, 8.25%	908,217	24,885,146
Axis Capital Holdings Ltd., 5.50%	515,150	9,561,184
Axis Capital Holdings Ltd. Series C, 6.88%	907,917	21,408,683
Endurance Specialty Holdings Ltd., 7.50%	524,428	13,273,273
Endurance Specialty Holdings Ltd., 7.75%	458,800	11,736,104
Hartford Financial Services Group Inc., 7.88%[b]	1,359,389	38,960,089
Maiden Holdings Ltd., 8.25%	353,275	8,068,801
MetLife Inc., 4.00%[a,b]	1,358,746	28,601,603
MetLife Inc., 6.50%	3,389,836	84,406,916
Montpelier Re Holdings Ltd., 8.88%[a]	345,046	9,278,287
PartnerRe Ltd., 5.88%[a]	570,531	11,536,137
PartnerRe Ltd., 7.25%	848,699	21,472,085
Phoenix Companies Inc. (The), 7.45%[a]	575,077	12,778,211
Protective Life Corp., 6.00%	353,962	7,507,534
Protective Life Corp., 6.25%	655,422	14,222,657

358

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2013

Security	Shares	Value

Protective Life Corp., 8.00%	286,463	$5,975,618
Prudential Financial Inc., 5.70%	1,650,597	34,398,441
Prudential Financial Inc., 5.75%	1,300,546	27,467,531
Prudential PLC, 6.50%[a]	683,183	16,813,134
Prudential PLC, 6.75%	570,626	14,105,875
Reinsurance Group of America Inc., 6.20%[b]	917,735	22,273,428
RenaissanceRe Holdings Ltd., 5.38%	634,341	11,709,935
RenaissanceRe Holdings Ltd., 6.08%	272,800	5,922,488
Selective Insurance Group Inc., 5.88%	425,299	8,408,161
Torchmark Corp., 5.88%	290,822	6,307,929

		833,386,639
IT SERVICES — 0.16%
Unisys Corp. Series A, 6.25%	149,208	13,322,782

		13,322,782
MACHINERY — 0.44%
Stanley Black & Decker Inc., 5.75%[a]	1,697,686	36,296,527

		36,296,527
MARINE — 0.25%
Seaspan Corp. Series C, 9.50%	795,773	21,000,450

		21,000,450
MEDIA — 0.16%
Comcast Corp., 5.00%	664,855	13,722,607

		13,722,607
METALS & MINING — 2.04%
ArcelorMittal, 6.00%	5,082,388	132,142,088
Cliffs Natural Resources Inc., 7.00%	1,655,220	38,003,851

		170,145,939
MULTI-UTILITIES — 0.77%
Dominion Resources Inc., 8.38%	1,545,087	39,770,540
DTE Energy Co., 5.25%	458,871	8,842,444
DTE Energy Co., 6.50%	647,657	15,660,346

		64,273,330
OIL, GAS & CONSUMABLE FUELS — 0.77%
Goodrich Petroleum Corp., 9.75%	308,755	7,490,396
Goodrich Petroleum Corp., 10.00%	257,145	6,626,627
Magnum Hunter Resources Corp., 8.00%[a]	255,458	12,185,347
Magnum Hunter Resources Corp. Series C, 10.25%	231,581	5,872,894
NuStar Logistics LP, 7.63%[a,b]	913,121	23,257,192
Teekay Offshore Partners LP, 7.25%	346,523	8,593,770

		64,026,226
REAL ESTATE INVESTMENT TRUSTS (REITs) — 11.97%
American Capital Agency Corp., 8.00%	397,563	10,038,466
Annaly Capital Management Inc., 7.50%	1,041,796	22,919,512
Annaly Capital Management Inc. Series C, 7.63%	683,002	15,128,494
Apollo Residential Mortgage Inc., 8.00%	397,345	8,562,785
ARMOUR Residential REIT Inc. Series B, 7.88%	326,929	6,590,889
Boston Properties Inc., 5.25%	468,556	8,911,935
Capstead Mortgage Corp., 7.50%	400,909	9,156,762

Security	Shares	Value

CBL & Associates Properties Inc., 6.63%	407,142	$8,655,839
CBL & Associates Properties Inc. Series D, 7.38%	1,033,014	24,534,082
Cedar Realty Trust Inc., 7.25%	464,170	10,675,910
Colony Financial Inc. Series A, 8.50%	577,198	14,429,950
CommonWealth REIT, 5.75%	410,556	7,800,564
CommonWealth REIT, 7.50%[a]	370,169	7,766,146
CommonWealth REIT Series D, 6.50%	871,677	17,878,095
CommonWealth REIT Series E, 7.25%	636,914	13,884,725
Coresite Realty Corp., 7.25%	278,341	6,284,940
Corporate Office Properties Trust Series L, 7.38%	405,406	9,543,257
CYS Investments Inc., 7.50%	468,448	9,270,586
DDR Corp., 6.25%	355,860	7,430,357
DDR Corp., 6.50%	470,885	10,265,293
Digital Realty Trust Inc., 5.88%	580,285	10,532,173
Digital Realty Trust Inc., 7.00%	660,580	14,341,192
Digital Realty Trust Inc. Series F, 6.63%	429,685	8,842,917
DuPont Fabros Technology Inc. Series B, 7.63%	386,006	8,789,357
EPR Properties, 6.63%	290,212	6,149,592
General Growth Properties Inc., 6.38%	568,562	11,456,524
Hatteras Financial Corp., 7.63%	654,931	13,530,874
Health Care REIT Inc. Series I, 6.50%	815,724	41,814,012
Health Care REIT Inc. Series J, 6.50%	655,112	14,903,798
Hospitality Properties Trust Series D, 7.13%	660,924	15,287,172
Invesco Mortgage Capital Inc., 7.75%	324,070	6,957,783
Kilroy Realty Corp., 6.38%	234,867	4,831,214
Kimco Realty Corp., 5.50%	515,461	10,025,716
Kimco Realty Corp., 5.63%	402,533	7,909,773
Kimco Realty Corp. Series H, 6.90%	403,008	9,595,620
Kimco Realty Corp. Series I, 6.00%	907,715	18,944,012
LaSalle Hotel Properties, 6.38%	256,638	5,178,955
MFA Financial Inc., 7.50%	459,208	10,056,655
MFA Financial Inc., 8.00%	230,009	5,635,220
National Retail Properties Inc., 5.70%	655,076	12,446,444
National Retail Properties Inc. Series D, 6.63%	655,478	14,518,838
NorthStar Realty Finance Corp., 8.50%	458,817	10,685,848
NorthStar Realty Finance Corp., 8.88%	290,772	6,949,451
NorthStar Realty Finance Corp. Series B, 8.25%	794,911	18,036,531
PS Business Parks Inc., 5.70%	256,875	4,937,137
PS Business Parks Inc., 5.75%	526,423	10,186,285
PS Business Parks Inc. Series S, 6.45%	526,196	11,497,383
PS Business Parks Inc. Series T, 6.00%	795,004	16,059,081
Public Storage Series 0, 6.88%	343,829	8,602,602
Public Storage Series Q, 6.50%[a]	851,384	19,896,844
Public Storage Series R, 6.35%	1,103,645	25,770,111
Public Storage Series S, 5.90%	1,041,751	22,501,822
Public Storage Series T, 5.75%	1,047,494	22,102,123
Public Storage Series U, 5.63%	655,432	13,246,281
Public Storage Series V, 5.38%	1,120,529	21,883,931
Public Storage Series W, 5.20%	1,138,893	21,468,133
Public Storage Series X, 5.20%	515,339	9,724,447
Realty Income Corp. Series F, 6.63%	927,381	22,192,227
Regency Centers Corp. Series 6, 6.63%	570,399	12,377,658
Retail Properties of America Inc., 7.00%	312,824	6,600,586
Sabra Health Care REIT Inc., 7.13%	336,999	7,905,997
Saul Centers Inc., 6.88%	290,371	6,440,429
Senior Housing Properties Trust, 5.63%	795,014	16,114,934
SL Green Realty Corp., 6.50%	525,689	11,202,433
Taubman Centers Inc., 6.25%	391,464	7,770,560
Taubman Centers Inc., 6.50%	440,611	9,173,521
Urstadt Biddle Properties Inc., 7.13%	298,659	6,878,117
Ventas Realty LP/Ventas Capital Corp., 5.45%	590,841	12,608,547
Vornado Realty LP, 7.88%	1,042,247	27,088,000
Vornado Realty Trust, 5.40%	722,080	13,539,000
Vornado Realty Trust, 6.88%[a]	562,795	13,540,848
Vornado Realty Trust Series K, 5.70%	683,420	13,504,379

359

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2013

Security	Shares	Value

Wachovia Preferred Funding Corp., 7.25%	1,645,271	$41,115,322
Weyerhaeuser Co., 6.38%	779,421	43,678,753

		996,755,749
SPECIALTY RETAIL — 0.08%
TravelCenters of America LLC, 8.25%	255,312	6,684,068

		6,684,068
THRIFTS & MORTGAGE FINANCE — 0.17%
Astoria Financial Corp., 6.50%	312,737	6,864,577
EverBank Financial Corp., 6.75%	346,679	7,353,062

		14,217,639
WIRELESS TELECOMMUNICATION SERVICES — 0.64%
Telephone & Data Systems Inc., 5.88%	447,186	8,648,577
Telephone & Data Systems Inc., 6.88%	514,692	11,652,627
Telephone & Data Systems Inc., 7.00%	683,120	15,780,072
United States Cellular Corp., 6.95%	777,594	17,612,504

		53,693,780

TOTAL PREFERRED STOCKS (Cost: $8,731,527,626)		8,313,133,725

SHORT-TERM INVESTMENTS — 2.46%

MONEY MARKET FUNDS — 2.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	47,510,158	47,510,158
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,782,819	2,782,819
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	154,339,823	154,339,823

		204,632,800

TOTAL SHORT-TERM INVESTMENTS (Cost: $204,632,800)		204,632,800

TOTAL INVESTMENTS IN SECURITIES — 102.26% (Cost: $8,936,160,426)		8,517,766,525
Other Assets, Less Liabilities — (2.26)%		(188,062,119)

NET ASSETS — 100.00%		$8,329,704,406

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

360

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
2014 AMT-Free Muni Term
2015 AMT-Free Muni Term
2016 AMT-Free Muni Term
2017 AMT-Free Muni Term
2018 AMT-Free Muni Term
Asia 50
Core S&P 500
Core S&P Mid-Cap
Core S&P Small-Cap
Core S&P Total U.S. Stock Market
Emerging Markets Infrastructure
Europe
Global 100
Global Clean Energy
Global Consumer Discretionary
Global Consumer Staples
Global Energy
Global Financials
Global Healthcare
Global Industrials
Global Infrastructure
Global Materials
Global Nuclear Energy
Global Tech
Global Telecom
Global Timber & Forestry
Global Utilities
India 50
International Developed Property

iShares ETF
International Preferred Stock
Japan Large-Cap
Latin America 40
Micro-Cap
Nasdaq Biotechnology
Russell 1000
Russell 1000 Growth
Russell 1000 Value
Russell 2000
Russell 2000 Growth
Russell 2000 Value
Russell 3000
Russell 3000 Growth
Russell 3000 Value
Russell Mid-Cap
Russell Mid-Cap Growth
Russell Mid-Cap Value
Russell Top 200
Russell Top 200 Growth
Russell Top 200 Value
S&P 100
S&P 500 Growth
S&P 500 Value
S&P Mid-Cap 400 Growth
S&P Mid-Cap 400 Value
S&P Small-Cap 600 Growth
S&P Small-Cap 600 Value
U.S. Preferred Stock

361

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The iShares India 50 ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the Fund’s underlying index. The accompanying schedule of investments is consolidated and includes the securities held by the Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

362

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of December 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

2014 AMT-Free Muni Term
Assets:
Municipal Bonds & Notes	$—	$65,478,236	$—	$65,478,236
Money Market Funds	188,317	—	—	188,317

	$188,317	$65,478,236	$—	$65,666,553

2015 AMT-Free Muni Term
Assets:
Municipal Bonds & Notes	$—	$94,355,890	$—	$94,355,890
Money Market Funds	65,256	—	—	65,256

	$65,256	$94,355,890	$—	$94,421,146

2016 AMT-Free Muni Term
Assets:
Municipal Bonds & Notes	$—	$102,139,009	$—	$102,139,009
Money Market Funds	1,365,588	—	—	1,365,588

	$1,365,588	$102,139,009	$—	$103,504,597

363

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

2017 AMT-Free Muni Term
Assets:
Municipal Bonds & Notes	$—	$111,000,534	$—	$111,000,534
Money Market Funds	198,726	—	—	198,726

	$198,726	$111,000,534	$—	$111,199,260

2018 AMT-Free Muni Term
Assets:
Municipal Bonds & Notes	$—	$34,393,637	$—	$34,393,637
Money Market Funds	630,536	—	—	630,536

	$630,536	$34,393,637	$—	$35,024,173

Asia 50
Assets:
Common Stocks	$264,879,929	$—	$—	$264,879,929
Money Market Funds	4,536,118	—	—	4,536,118

	$269,416,047	$—	$—	$269,416,047

Core S&P 500
Assets:
Common Stocks	$53,614,771,251	$—	$—	$53,614,771,251
Money Market Funds	1,105,772,292	—	—	1,105,772,292
Futures Contracts[a]	2,440,573	—	—	2,440,573

	$54,722,984,116	$—	$—	$54,722,984,116

Core S&P Mid-Cap
Assets:
Common Stocks	$22,709,306,071	$—	$—	$22,709,306,071
Money Market Funds	2,316,124,763	—	—	2,316,124,763
Futures Contracts[a]	842,765	—	—	842,765

	$25,026,273,599	$—	$—	$25,026,273,599

Core S&P Small-Cap
Assets:
Common Stocks	$14,298,537,567	$—	$3,490	$14,298,541,057
Money Market Funds	1,731,446,064	—	—	1,731,446,064

	$16,029,983,631	$—	$3,490	$16,029,987,121

Core S&P Total U.S. Stock Market
Assets:
Common Stocks	$1,033,039,862	$—	$7	$1,033,039,869
Money Market Funds	19,355,262	—	—	19,355,262

	$1,052,395,124	$—	$7	$1,052,395,131

Emerging Markets Infrastructure
Assets:
Common Stocks	$129,286,284	$—	$—	$129,286,284
Preferred Stocks	4,511,571	—	—	4,511,571
Money Market Funds	4,432,275	—	—	4,432,275

	$138,230,130	$—	$—	$138,230,130

Europe
Assets:
Common Stocks	$2,603,928,901	$—	$3	$2,603,928,904
Preferred Stocks	23,617,641	—	—	23,617,641
Rights	174,600	—	—	174,600
Money Market Funds	10,853,373	—	—	10,853,373

	$2,638,574,515	$—	$3	$2,638,574,518

364

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Global 100
Assets:
Common Stocks	$1,555,167,612	$—	$—	$1,555,167,612
Rights	94,789	—	—	94,789
Money Market Funds	770,733	—	—	770,733

	$1,556,033,134	$—	$—	$1,556,033,134

Global Clean Energy
Assets:
Common Stocks	$42,554,611	$898,636	$—	$43,453,247
Preferred Stocks	3,102,641	—	—	3,102,641
Money Market Funds	7,723,350	—	—	7,723,350

	$53,380,602	$898,636	$—	$54,279,238

Global Consumer Discretionary
Assets:
Common Stocks	$246,754,706	$—	$—	$246,754,706
Preferred Stocks	4,216,615	—	—	4,216,615
Money Market Funds	3,492,172	—	—	3,492,172

	$254,463,493	$—	$—	$254,463,493

Global Consumer Staples
Assets:
Common Stocks	$642,796,403	$1,007,075	$—	$643,803,478
Preferred Stocks	4,286,855	—	—	4,286,855
Money Market Funds	3,576,179	—	—	3,576,179

	$650,659,437	$1,007,075	$—	$651,666,512

Global Energy
Assets:
Common Stocks	$981,079,057	$—	$—	$981,079,057
Preferred Stocks	10,028,657	—	—	10,028,657
Rights	188,298	—	—	188,298
Money Market Funds	10,591,813	—	—	10,591,813

	$1,001,887,825	$—	$—	$1,001,887,825

Global Financials
Assets:
Common Stocks	$324,037,858	$—	$9	$324,037,867
Preferred Stocks	3,582,558	—	—	3,582,558
Money Market Funds	2,390,421	—	—	2,390,421

	$330,010,837	$—	$9	$330,010,846

Global Healthcare
Assets:
Common Stocks	$1,003,598,027	$—	$—	$1,003,598,027
Money Market Funds	23,817,751	—	—	23,817,751

	$1,027,415,778	$—	$—	$1,027,415,778

Global Industrials
Assets:
Common Stocks	$321,952,273	$—	$—	$321,952,273
Money Market Funds	3,421,062	—	—	3,421,062

	$325,373,335	$—	$—	$325,373,335

Global Infrastructure
Assets:
Common Stocks	$665,618,225	$—	$—	$665,618,225
Preferred Stocks	1,865,175	—	—	1,865,175
Money Market Funds	6,889,203	—	—	6,889,203

	$674,372,603	$—	$—	$674,372,603

365

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Global Materials
Assets:
Common Stocks	$389,333,412	$—	$—	$389,333,412
Preferred Stocks	8,074,517	—	—	8,074,517
Money Market Funds	3,945,264	—	—	3,945,264

	$401,353,193	$—	$—	$401,353,193

Global Nuclear Energy
Assets:
Common Stocks	$8,558,262	$—	$—	$8,558,262
Preferred Stocks	41,290	—	—	41,290
Money Market Funds	16,648	—	—	16,648

	$8,616,200	$—	$—	$8,616,200

Global Tech
Assets:
Common Stocks	$701,862,195	$—	$—	$701,862,195
Money Market Funds	12,112,794	—	—	12,112,794

	$713,974,989	$—	$—	$713,974,989

Global Telecom
Assets:
Common Stocks	$600,047,480	$—	$—	$600,047,480
Preferred Stocks	606,763	—	—	606,763
Money Market Funds	5,580,393	—	—	5,580,393

	$606,234,636	$—	$—	$606,234,636

Global Timber & Forestry
Assets:
Common Stocks	$346,395,795	$—	$—	$346,395,795
Preferred Stocks	13,506,916	—	—	13,506,916
Money Market Funds	21,613,449	—	—	21,613,449

	$381,516,160	$—	$—	$381,516,160

Global Utilities
Assets:
Common Stocks	$211,655,520	$—	$—	$211,655,520
Preferred Stocks	1,221,586	—	—	1,221,586
Money Market Funds	4,236,188	—	—	4,236,188

	$217,113,294	$—	$—	$217,113,294

India 50
Assets:
Common Stocks	$449,539,655	$—	$—	$449,539,655

International Developed Property
Assets:
Common Stocks	$179,397,641	$—	$30	$179,397,671
Investment Companies	800,878	—	—	800,878
Money Market Funds	2,907,142	—	—	2,907,142

	$183,105,661	$—	$30	$183,105,691

International Preferred Stock
Assets:
Preferred Stocks	$32,370,088	$—	$—	$32,370,088
Money Market Funds	413,820	—	—	413,820

	$32,783,908	$—	$—	$32,783,908

Japan Large-Cap
Assets:
Common Stocks	$93,615,842	$—	$—	$93,615,842
Money Market Funds	307,981	—	—	307,981

	$93,923,823	$—	$—	$93,923,823

366

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Latin America 40
Assets:
Common Stocks	$637,030,185	$—	$—	$637,030,185
Preferred Stocks	318,263,829	—	—	318,263,829
Rights	—	88,304	—	88,304
Money Market Funds	57,991,284	—	—	57,991,284

	$1,013,285,298	$88,304	$—	$1,013,373,602

Micro-Cap
Assets:
Common Stocks	$897,390,780	$127,135	$445	$897,518,360
Investment Companies	845,368	—	—	845,368
Rights	5,805	—	—	5,805
Money Market Funds	145,664,213	—	—	145,664,213

	$1,043,906,166	$127,135	$445	$1,044,033,746

Nasdaq Biotechnology
Assets:
Common Stocks	$4,437,227,988	$—	$—	$4,437,227,988
Money Market Funds	811,091,962	—	—	811,091,962

	$5,248,319,950	$—	$—	$5,248,319,950

Russell 1000
Assets:
Common Stocks	$8,642,930,276	$—	$—	$8,642,930,276
Money Market Funds	206,574,911	—	—	206,574,911
Futures Contracts[a]	348,839	—	—	348,839

	$8,849,854,026	$—	$—	$8,849,854,026

Russell 1000 Growth
Assets:
Common Stocks	$22,635,361,723	$—	$—	$22,635,361,723
Money Market Funds	1,030,274,104	—	—	1,030,274,104

	$23,665,635,827	$—	$—	$23,665,635,827

Russell 1000 Value
Assets:
Common Stocks	$20,671,995,407	$—	$—	$20,671,995,407
Money Market Funds	447,628,735	—	—	447,628,735

	$21,119,624,142	$—	$—	$21,119,624,142

Russell 2000
Assets:
Common Stocks	$28,198,810,797	$805,283	$2,761	$28,199,618,841
Investment Companies	4,886,494	—	—	4,886,494
Rights	349,858	—	—	349,858
Warrants	—	3	—	3
Money Market Funds	4,352,458,874	—	—	4,352,458,874
Liabilities:
Short Positions	—	(51,840)	—	(51,840)

	$32,556,506,023	$753,446	$2,761	$32,557,262,230

367

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

Russell 2000 Growth
Assets:
Common Stocks	$6,108,752,899	$—		$—	$6,108,752,899
Investment Companies	97,948	—		—	97,948
Rights	83,170	—		—	83,170
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	1,090,517,885	—		—	1,090,517,885

	$7,199,451,902	$0	[b]	$—	$7,199,451,902

Russell 2000 Value
Assets:
Common Stocks	$6,167,645,334	$403,962		$1,734	$6,168,051,030
Investment Companies	2,110,894	—		—	2,110,894
Rights	81,500	—		—	81,500
Warrants	—	1		—	1
Money Market Funds	797,337,558	—		—	797,337,558

	$6,967,175,286	$403,963		$1,734	$6,967,580,983

Russell 3000
Assets:
Common Stocks	$5,400,418,828	$13,951		$57	$5,400,432,836
Investment Companies	51,206	—		—	51,206
Rights	6,392	—		—	6,392
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	173,542,473	—		—	173,542,473

	$5,574,018,899	$13,951		$57	$5,574,032,907

Russell 3000 Growth
Assets:
Common Stocks	$489,540,069	$—		$—	$489,540,069
Rights	506	—		—	506
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	11,509,657	—		—	11,509,657

	$501,050,232	$0	[b]	$—	$501,050,232

Russell 3000 Value
Assets:
Common Stocks	$572,639,546	$3,186		$11	$572,642,743
Investment Companies	10,890	—		—	10,890
Rights	597	—		—	597
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	11,504,383	—		—	11,504,383

	$584,155,416	$3,186		$11	$584,158,613

Russell Mid-Cap
Assets:
Common Stocks	$9,295,658,071	$—		$—	$9,295,658,071
Money Market Funds	571,917,566	—		—	571,917,566

	$9,867,575,637	$—		$—	$9,867,575,637

Russell Mid-Cap Growth
Assets:
Common Stocks	$4,759,712,284	$—		$—	$4,759,712,284
Money Market Funds	335,386,625	—		—	335,386,625

	$5,095,098,909	$—		$—	$5,095,098,909

Russell Mid-Cap Value
Assets:
Common Stocks	$5,498,697,981	$—		$—	$5,498,697,981
Money Market Funds	220,926,924	—		—	220,926,924

	$5,719,624,905	$—		$—	$5,719,624,905

368

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Russell Top 200
Assets:
Common Stocks	$73,494,360	$—	$—	$73,494,360
Money Market Funds	324,299	—	—	324,299

	$73,818,659	$—	$—	$73,818,659

Russell Top 200 Growth
Assets:
Common Stocks	$441,537,737	$—	$—	$441,537,737
Money Market Funds	7,371,924	—	—	7,371,924

	$448,909,661	$—	$—	$448,909,661

Russell Top 200 Value
Assets:
Common Stocks	$128,487,994	$—	$—	$128,487,994
Money Market Funds	100,113	—	—	100,113

	$128,588,107	$—	$—	$128,588,107

S&P 100
Assets:
Common Stocks	$4,253,422,380	$—	$—	$4,253,422,380
Money Market Funds	48,764,844	—	—	48,764,844

	$4,302,187,224	$—	$—	$4,302,187,224

S&P 500 Growth
Assets:
Common Stocks	$9,183,898,803	$—	$—	$9,183,898,803
Money Market Funds	228,558,751	—	—	228,558,751

	$9,412,457,554	$—	$—	$9,412,457,554

S&P 500 Value
Assets:
Common Stocks	$6,496,871,763	$—	$—	$6,496,871,763
Money Market Funds	53,548,393	—	—	53,548,393

	$6,550,420,156	$—	$—	$6,550,420,156

S&P Mid-Cap 400 Growth
Assets:
Common Stocks	$4,622,645,321	$—	$—	$4,622,645,321
Money Market Funds	440,864,921	—	—	440,864,921

	$5,063,510,242	$—	$—	$5,063,510,242

S&P Mid-Cap 400 Value
Assets:
Common Stocks	$3,556,138,907	$—	$—	$3,556,138,907
Money Market Funds	300,940,533	—	—	300,940,533

	$3,857,079,440	$—	$—	$3,857,079,440

S&P Small-Cap 600 Growth
Assets:
Common Stocks	$2,994,382,645	$—	$—	$2,994,382,645
Money Market Funds	324,078,922	—	—	324,078,922

	$3,318,461,567	$—	$—	$3,318,461,567

S&P Small-Cap 600 Value
Assets:
Common Stocks	$3,106,418,339	$—	$1,774	$3,106,420,113
Money Market Funds	343,430,043	—	—	343,430,043

	$3,449,848,382	$—	$1,774	$3,449,850,156

U.S. Preferred Stock
Assets:
Preferred Stocks	$8,313,133,725	$—	$—	$8,313,133,725
Money Market Funds	204,632,800	—	—	204,632,800

	$8,517,766,525	$—	$—	$8,517,766,525

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

369

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The iShares Global Clean Energy ETF had transfers from Level 1 to Level 2 during the period ended December 31, 2013 in the amount of $481,984, resulting from a temporary suspension of trading due to a pending corporate announcement.

As a result of the resumption of trading after a temporary suspension, the following Funds had transfers from Level 2 to Level 1 during the period ended December 31, 2013.

iShares ETF	Amount of Transfer
Global Timber & Forestry	$8,769,955
International Preferred Stock	7,236,575

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of December 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2014 AMT-Free Muni Term	$65,479,460	$206,955	$(19,862)	$187,093
2015 AMT-Free Muni Term	93,605,538	867,918	(52,310)	815,608
2016 AMT-Free Muni Term	102,247,639	1,351,142	(94,184)	1,256,958
2017 AMT-Free Muni Term	109,561,142	1,857,091	(218,973)	1,638,118
2018 AMT-Free Muni Term	35,003,848	129,229	(108,904)	20,325
Asia 50	222,369,216	57,818,189	(10,771,358)	47,046,831
Core S&P 500	47,977,475,818	8,507,512,549	(1,764,444,824)	6,743,067,725
Core S&P Mid-Cap	21,401,805,919	4,330,872,091	(707,247,176)	3,623,624,915
Core S&P Small-Cap	13,277,305,112	3,375,629,434	(622,947,425)	2,752,682,009
Core S&P Total U.S. Stock Market	885,516,374	190,492,004	(23,613,247)	166,878,757
Emerging Markets Infrastructure	125,261,870	25,258,170	(12,289,910)	12,968,260
Europe	2,507,804,832	333,305,753	(202,536,067)	130,769,686
Global 100	1,413,923,580	263,231,020	(121,121,466)	142,109,554
Global Clean Energy	52,038,997	8,527,158	(6,286,917)	2,240,241
Global Consumer Discretionary	206,861,440	51,029,629	(3,427,576)	47,602,053

370

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Consumer Staples	$550,366,425	$109,063,880	$(7,763,793)	$101,300,087
Global Energy	958,215,431	137,787,662	(94,115,268)	43,672,394
Global Financials	332,584,963	40,895,016	(43,469,133)	(2,574,117)
Global Healthcare	803,451,199	240,000,115	(16,035,536)	223,964,579
Global Industrials	279,840,204	54,090,980	(8,557,849)	45,533,131
Global Infrastructure	622,192,246	98,992,204	(46,811,847)	52,180,357
Global Materials	468,254,457	49,877,686	(116,778,950)	(66,901,264)
Global Nuclear Energy	8,698,606	1,179,864	(1,262,270)	(82,406)
Global Tech	579,206,491	184,483,648	(49,715,150)	134,768,498
Global Telecom	585,352,927	73,501,682	(52,619,973)	20,881,709
Global Timber & Forestry	311,717,041	76,256,239	(6,457,120)	69,799,119
Global Utilities	272,346,842	14,096,753	(69,330,301)	(55,233,548)
India 50	457,856,851	42,671,071	(50,988,267)	(8,317,196)
International Developed Property	187,364,640	22,776,812	(27,035,761)	(4,258,949)
International Preferred Stock	35,263,571	577,686	(3,057,349)	(2,479,663)
Japan Large-Cap	104,287,128	10,008,575	(20,371,880)	(10,363,305)
Latin America 40	1,359,543,628	66,193,803	(412,363,829)	(346,170,026)
Micro-Cap	935,654,409	182,916,737	(74,537,400)	108,379,337
Nasdaq Biotechnology	4,934,558,093	557,253,049	(243,491,192)	313,761,857
Russell 1000	7,173,919,085	2,101,676,977	(426,090,875)	1,675,586,102
Russell 1000 Growth	17,543,466,304	6,297,424,289	(175,254,766)	6,122,169,523
Russell 1000 Value	17,371,769,149	4,562,463,613	(814,608,620)	3,747,854,993
Russell 2000	34,233,712,526	1,159,518,812	(2,835,917,268)	(1,676,398,456)
Russell 2000 Growth	6,298,707,907	1,192,062,533	(291,318,538)	900,743,995
Russell 2000 Value	6,402,495,760	1,007,384,194	(442,298,971)	565,085,223
Russell 3000	4,591,155,183	1,320,473,466	(337,595,742)	982,877,724
Russell 3000 Growth	351,387,484	154,238,950	(4,576,202)	149,662,748
Russell 3000 Value	562,837,528	70,197,749	(48,876,664)	21,321,085
Russell Mid-Cap	7,471,962,161	2,786,205,088	(390,591,612)	2,395,613,476
Russell Mid-Cap Growth	3,833,354,570	1,329,635,317	(67,890,978)	1,261,744,339
Russell Mid-Cap Value	4,849,158,191	1,088,593,967	(218,127,253)	870,466,714
Russell Top 200	59,525,904	15,176,144	(883,389)	14,292,755
Russell Top 200 Growth	322,580,641	127,870,829	(1,541,809)	126,329,020
Russell Top 200 Value	115,251,622	14,700,055	(1,363,570)	13,336,485
S&P 100	4,048,914,196	503,977,450	(250,704,422)	253,273,028
S&P 500 Growth	6,810,550,404	2,655,803,864	(53,896,714)	2,601,907,150
S&P 500 Value	5,678,037,785	1,120,214,368	(247,831,997)	872,382,371
S&P Mid-Cap 400 Growth	4,166,616,801	944,725,785	(47,832,344)	896,893,441
S&P Mid-Cap 400 Value	3,361,299,081	591,838,656	(96,058,297)	495,780,359
S&P Small-Cap 600 Growth	2,727,356,868	615,872,293	(24,767,594)	591,104,699
S&P Small-Cap 600 Value	3,105,420,150	443,809,278	(99,379,272)	344,430,006
U.S. Preferred Stock	8,955,336,528	226,637,041	(664,207,044)	(437,570,003)

371

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. The scope of the disclosure requirements for offsetting will be limited to derivative instruments and securities lending transactions. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended December 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core S&P 500
BlackRock Inc.	368,091	133,999	(88,950)	413,140	$130,746,416	$1,915,617	$8,222,722
PNC Financial Services Group Inc. (The)	1,546,391	553,705	(369,826)	1,730,270	134,234,347	2,060,951	4,628,636

					$264,980,763	$3,976,568	$12,851,358

Core S&P Total U.S. Stock Market
BlackRock Inc.	4,766	3,211	(969)	7,008	$2,217,822	31,755	$76,700
PNC Financial Services Group Inc. (The)	19,917	13,312	(3,810)	29,419	2,282,326	30,683	61,081

					$4,500,148	$62,438	$137,781

Global Financials
BlackRock Inc.	6,160	840	(565)	6,435	$2,036,484	$33,481	$34,113
PNC Financial Services Group Inc. (The)	26,180	3,534	(3,389)	26,325	2,042,293	35,186	23,390

					$4,078,777	$68,667	$57,503

Russell 1000
BlackRock Inc.	56,869	10,169	(7,589)	59,449	$18,813,825	$301,382	$861,125
PNC Financial Services Group Inc. (The)	236,916	37,858	(33,824)	240,950	18,692,901	318,379	451,035

					$37,506,726	$619,761	$1,312,160

Russell 1000 Growth
BlackRock Inc.	171,055	15,869	(79,306)	107,618	$34,057,868	$635,835	$4,098,613

Russell 1000 Value
BlackRock Inc.	120,912	78,938	(12,105)	187,745	$59,415,660	$838,873	$774,760
PNC Financial Services Group Inc. (The)	1,078,570	208,396	(110,460)	1,176,506	91,273,335	1,495,884	964,190

					$150,688,995	$2,334,757	$1,738,950

372

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell 2000
BlackRock Kelso Capital Corp.	1,167,175	3,098,935	(3,008,349)	1,257,761	$11,734,910	$951,026	$(214,709)
PennyMac Financial Services Inc. Class A	—	393,355	(169,136)	224,219	3,935,043	—	(29,641)
PennyMac Mortgage Investment Trust	880,631	—	—	880,631	20,219,288	1,505,879	—

					$35,889,241	$2,456,905	$(244,350)

Russell 2000 Value
BlackRock Kelso Capital Corp.	529,264	220,042	(181,516)	567,790	$5,297,481	$441,652	$(62,117)
PennyMac Financial Services Inc. Class A	—	103,877	(10,686)	93,191	1,635,502	—	(17,119)
PennyMac Mortgage Investment Trust	432,461	—	—	432,461	9,929,305	739,508	—

					$16,862,288	$1,181,160	$(79,236)

Russell 3000
BlackRock Inc.	30,384	5,514	(1,623)	34,275	$10,847,009	$161,487	$95,056
BlackRock Kelso Capital Corp.	15,930	2,322	(666)	17,586	164,077	12,950	510
PennyMac Financial Services Inc. Class A	—	3,194	(42)	3,152	55,318	—	(109)
PennyMac Mortgage Investment Trust	14,647	—	—	14,647	336,295	25,046	—
PNC Financial Services Group Inc. (The)	126,182	21,103	(8,281)	139,004	10,783,930	169,789	53,148

					$22,186,629	$369,272	$148,605

Russell 3000 Growth
BlackRock Inc.	3,177	138	(1,176)	2,139	$676,929	$12,222	$71,015

Russell 3000 Value
BlackRock Inc.	2,659	3,388	(1,248)	4,799	$1,518,740	$20,881	$139,310
BlackRock Kelso Capital Corp.	3,299	1,763	(1,032)	4,030	37,600	2,931	65
PennyMac Financial Services Inc. Class A	—	750	(24)	726	12,741	—	(35)
PennyMac Mortgage Investment Trust	2,669	—	—	2,669	61,280	4,564	—
PNC Financial Services Group Inc. (The)	23,721	14,336	(8,067)	29,990	2,326,624	34,353	101,633

					$3,956,985	$62,729	$240,973

Russell Top 200
BlackRock Inc.	607	173	(52)	728	$230,390	$3,553	$3,238
PNC Financial Services Group Inc. (The)	2,527	637	(218)	2,946	228,550	3,630	1,153

					$458,940	$7,183	$4,391

Russell Top 200 Growth
BlackRock Inc.	4,776	257	(1,952)	3,081	$975,044	$18,472	$122,163

Russell Top 200 Value
BlackRock Inc.	987	1,499	(836)	1,650	$522,175	$7,088	$65,705
PNC Financial Services Group Inc. (The)	8,830	8,139	(6,633)	10,336	801,867	13,591	61,289

					$1,324,042	$20,679	$126,994

S&P 500 Growth
BlackRock Inc.	72,565	67,586	(3,735)	136,416	$43,171,571	$385,242	$156,316

S&P 500 Value
BlackRock Inc.	41,037	12,634	(53,671)	—	$—	$210,081	$4,381,531
PNC Financial Services Group Inc. (The)	432,157	134,611	(131,487)	435,281	33,769,100	585,039	963,120

					$33,769,100	$795,120	$5,344,651

373

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
U.S. Preferred Stock
PNC Financial Services Group Inc. (The) Series L	451,477	6,853	(458,330)	—	$—	$162,451	$(953,195)
PNC Financial Services Group Inc. (The) Series P	4,137,727	857,736	(1,606,000)	3,389,463	85,583,941	4,487,664	(1,950,032)
PNC Financial Services Group Inc. (The) Series Q	1,352,801	231,925	(493,407)	1,091,319	21,946,425	1,277,442	(1,082,174)

					$107,530,366	$5,927,557	$(3,985,401)

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of December 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

4.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

374

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	February 27, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	February 27, 2014